UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07436

THE DFA INVESTMENT TRUST COMPANY

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

The DFA Investment Trust Company,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025 – April 30, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Emerging Markets Series
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about The Emerging Markets Series (the “Series”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Series	$8	0.14%[1]
1	Annualized
KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$8,033,082,739
Number of Holdings	2,154
Portfolio Turnover Rate	6%
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co. Ltd.	12.4%
Samsung Electronics Co. Ltd.	5.9%
SK Hynix, Inc.	3.9%
Tencent Holdings Ltd.	2.1%
Delta Electronics, Inc.	0.8%
Alibaba Group Holding Ltd. (9988 HK)	0.8%
Alibaba Group Holding Ltd. (BABA US)	0.8%
Petroleo Brasileiro SA - Petrobras	0.8%
MediaTek, Inc.	0.8%
China Construction Bank Corp. H	0.7%

Top Countries (% of Total Investments) †
Taiwan	26.7%
China	20.7%
South Korea	19.0%
India	12.9%
Brazil	4.1%
South Africa	3.0%
Saudi Arabia	2.5%
Mexico	1.7%
Malaysia	1.3%
United Arab Emirates	1.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Series?
For additional information about the Series, including its financial information, holdings, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-EMS

The U.S. Large Cap Value Series
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about The U.S. Large Cap Value Series (the “Series”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Large Cap Value Series	$6	0.11%[1]
1	Annualized
KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$29,427,247,507
Number of Holdings	316
Portfolio Turnover Rate	6%
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
JPMorgan Chase & Co.	4.5%
Amazon.com, Inc.	3.5%
Exxon Mobil Corp.	3.3%
Micron Technology, Inc.	2.6%
Johnson & Johnson	2.5%
Cisco Systems, Inc.	2.5%
Chevron Corp.	2.1%
Berkshire Hathaway, Inc. B	1.8%
Goldman Sachs Group, Inc.	1.3%
UnitedHealth Group, Inc.	1.2%

Sector Allocation (% of Total Investments) †
Financials	22.2%
Industrials	14.3%
Energy	14.0%
Health Care	13.4%
Information Technology	12.9%
Consumer Discretionary	7.3%
Materials	6.6%
Communication Services	4.8%
Consumer Staples	4.1%
Real Estate	0.4%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Series?
For additional information about the Series, including its financial information, holdings, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-LCVS

The DFA International Value Series
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about The DFA International Value Series (the “Series”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The DFA International Value Series	$11	0.21%[1]
1	Annualized
KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$18,416,231,762
Number of Holdings	526
Portfolio Turnover Rate	3%
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Shell PLC	4.2%
TotalEnergies SE	3.0%
Banco Santander SA	2.2%
Toronto-Dominion Bank	1.4%
Barrick Mining Corp.	1.3%
Toyota Motor Corp.	1.3%
Zurich Insurance Group AG	1.2%
Engie SA	1.2%
BASF SE	1.1%
Bank of Montreal	1.1%

Top Countries (% of Total Investments) †
Japan	21.2%
United Kingdom	13.4%
Canada	12.3%
France	10.1%
Switzerland	8.2%
Germany	8.2%
Australia	5.9%
Netherlands	4.1%
Spain	3.7%
Sweden	2.2%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Series?
For additional information about the Series, including its financial information, holdings, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DIVS

The Emerging Markets Small Cap Series
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about The Emerging Markets Small Cap Series (the “Series”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Small Cap Series	$14	0.26%[1]
1	Annualized
KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$3,898,009,308
Number of Holdings	4,711
Portfolio Turnover Rate	5%
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Macronix International Co. Ltd.	0.6%
3SBio, Inc.	0.4%
Grupa Kety SA	0.4%
Kingboard Laminates Holdings Ltd.	0.4%
China Gold International Resources Corp. Ltd.	0.4%
GDS Holdings Ltd. A	0.4%
Industrias CH SAB de CV	0.4%
Li Ning Co. Ltd.	0.4%
Harmony Gold Mining Co. Ltd.	0.4%
ADATA Technology Co. Ltd.	0.3%

Top Countries (% of Total Investments) †
China	26.8%
Taiwan	21.0%
India	16.2%
South Korea	12.9%
Brazil	3.5%
South Africa	2.9%
Mexico	2.9%
Saudi Arabia	2.3%
Poland	1.8%
Malaysia	1.4%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Series?
For additional information about the Series, including its financial information, holdings, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-EMSCS

The Japanese Small Company Series
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about The Japanese Small Company Series (the “Series”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Japanese Small Company Series	$6	0.11%[1]
1	Annualized
KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$3,742,274,568
Number of Holdings	1,583
Portfolio Turnover Rate	12%
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Meiko Electronics Co. Ltd.	0.7%
Taiyo Yuden Co. Ltd.	0.6%
SUMCO Corp.	0.5%
Mitsubishi Materials Corp.	0.5%
Nippon Electric Glass Co. Ltd.	0.5%
Nikkon Holdings Co. Ltd.	0.5%
GS Yuasa Corp.	0.5%
JGC Holdings Corp.	0.5%
EXEO Group, Inc.	0.5%
Penta-Ocean Construction Co. Ltd.	0.5%

Sector Allocation (% of Total Investments) †
Industrials	30.2%
Consumer Discretionary	15.1%
Information Technology	13.4%
Materials	13.0%
Financials	11.7%
Consumer Staples	7.4%
Health Care	3.3%
Communication Services	2.2%
Utilities	1.4%
Real Estate	1.3%
Energy	1.0%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Series?
For additional information about the Series, including its financial information, holdings, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-JSCS

The United Kingdom Small Company Series
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about The United Kingdom Small Company Series (the “Series”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The United Kingdom Small Company Series	$6	0.11%[1]
1	Annualized
KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$1,764,921,124
Number of Holdings	295
Portfolio Turnover Rate	7%
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Lion Finance Group PLC	2.2%
IG Group Holdings PLC	2.0%
Games Workshop Group PLC	2.0%
Beazley PLC	1.9%
Hiscox Ltd.	1.9%
Plus500 Ltd.	1.8%
Babcock International Group PLC	1.6%
Aberdeen Group PLC	1.5%
Balfour Beatty PLC	1.5%
Howden Joinery Group PLC	1.5%

Sector Allocation (% of Total Investments) †
Financials	24.4%
Industrials	22.9%
Consumer Discretionary	20.9%
Materials	9.0%
Communication Services	5.3%
Consumer Staples	4.1%
Energy	3.9%
Information Technology	3.2%
Health Care	2.5%
Utilities	2.5%
Real Estate	1.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Series?
For additional information about the Series, including its financial information, holdings, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-UKSCS

The Continental Small Company Series
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about The Continental Small Company Series (the “Series”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Continental Small Company Series	$6	0.11%[1]
1	Annualized
KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$6,615,555,511
Number of Holdings	1,174
Portfolio Turnover Rate	10%
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
BAWAG Group AG	1.2%
PSP Swiss Property AG	0.9%
Swiss Prime Site AG	0.9%
Rexel SA	0.8%
Helvetia Baloise Holding AG	0.8%
Ackermans & van Haaren NV	0.8%
Orion OYJ B	0.7%
Belimo Holding AG	0.7%
Ringkjoebing Landbobank AS	0.7%
Gaztransport Et Technigaz SA	0.7%

Top Countries (% of Total Investments) †
Switzerland	19.2%
Germany	15.8%
France	13.1%
Italy	9.1%
Sweden	6.0%
Denmark	6.0%
Finland	5.9%
Spain	5.7%
Netherlands	5.2%
Austria	4.1%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Series?
For additional information about the Series, including its financial information, holdings, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-CSCS

The Asia Pacific Small Company Series
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about The Asia Pacific Small Company Series (the “Series”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Asia Pacific Small Company Series	$6	0.12%[1]
1	Annualized
KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$1,742,624,583
Number of Holdings	661
Portfolio Turnover Rate	13%
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASMPT Ltd.	1.7%
Dyno Nobel Ltd.	1.3%
Regis Resources Ltd.	1.3%
Downer EDI Ltd.	1.2%
Paladin Energy Ltd.	1.1%
Vault Minerals Ltd.	1.1%
Seatrium Ltd.	1.1%
Ventia Services Group Pty. Ltd.	1.1%
Cleanaway Waste Management Ltd.	1.1%
Bank of Queensland Ltd.	1.0%

Top Countries (% of Total Investments) †
Australia	64.1%
Hong Kong	18.9%
Singapore	14.6%
New Zealand	2.4%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Series?
For additional information about the Series, including its financial information, holdings, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-APSCS

The Canadian Small Company Series
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about The Canadian Small Company Series (the “Series”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Canadian Small Company Series	$6	0.11%[1]
1	Annualized
KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$2,337,755,121
Number of Holdings	323
Portfolio Turnover Rate	13%
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Celestica, Inc.	3.6%
Finning International, Inc.	2.3%
Aritzia, Inc.	2.0%
OceanaGold Corp.	1.7%
IAMGOLD Corp.	1.6%
Toromont Industries Ltd.	1.5%
DPM Metals, Inc.	1.5%
Capital Power Corp.	1.5%
Hudbay Minerals, Inc.	1.3%
Lundin Gold, Inc.	1.3%

Sector Allocation (% of Total Investments) †
Materials	30.7%
Energy	20.6%
Industrials	14.5%
Utilities	8.0%
Information Technology	6.7%
Consumer Discretionary	6.2%
Financials	6.1%
Consumer Staples	2.7%
Health Care	1.7%
Communication Services	1.4%
Real Estate	1.4%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Series?
For additional information about the Series, including its financial information, holdings, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-CNSCS

The DFA Short Term Investment Fund
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the The DFA Short Term Investment Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The DFA Short Term Investment Fund	$3	0.06%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$23,252,307,014
Number of Holdings	173
Portfolio Turnover Rate	94%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
Commercial Paper	55.2%
Yankee Certificate of Deposit	19.5%
U.S. Treasury Obligation	12.0%
Repurchase Agreement	9.6%
U.S. Government Agency Obligation	3.7%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	97.4%
1 to 3 Years	2.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its financial information, holdings, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DSTIF

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.
(a)	Please see the Schedules of Investments contained in the Semi-Annual Financial Statements & Other Information included under Item 7 of this Report.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)	Please see Financial Statements included below.
(b)	Please see Financial Highlights included below.

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2026 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio
U.S. Large Cap Equity Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
U.S. High Relative Profitability Portfolio
DFA Real Estate Securities Portfolio
DFA Commodity Strategy Portfolio
Dimensional Investment Group Inc.

U.S. Large Company Portfolio
The DFA Investment Trust Company

The U.S. Large Cap Value Series

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

CONTINUED
ii

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
NZD	New Zealand Dollars
USD	United States Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2026.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
∞	Rates reflect the effective yields at purchase date.
«	Security pledged as collateral for Futures Contracts.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ɏ	Represents 7 Day subsidized yield as of 4/30/26
~	Security pledged as collateral for Swap Agreements.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Excludes impact of in-kind transactions

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations

2

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (73.8%)
AUSTRALIA — (4.0%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.810%, FRN, 4.468%, 01/18/27		550	$551,947
(r)	SOFR + 0.810%, FRN, 4.468%, 01/18/27		250	250,885
CSL Finance PLC
Ω	3.850%, 04/27/27		1,055	1,050,579
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	4.578%, 07/02/27		2,000	2,010,787
National Australia Bank Ltd., SOFR + 0.530%, FRN
(r)Ω	4.188%, 12/13/28		2,500	2,501,763
Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	4.493%, 03/14/28		2,200	2,207,577
TOTAL AUSTRALIA				8,573,538
CANADA — (16.2%)
Bank of Montreal
(r)	SOFR + 1.330%, FRN, 4.985%, 06/05/26		183	183,168
(r)	SOFR + 0.620%, FRN, 4.273%, 09/15/26		440	440,458
(r)	SOFR + 0.760%, FRN, 4.416%, 06/04/27		800	802,850
	3.190%, 03/01/28	CAD	6,100	4,479,471
Bank of Nova Scotia, SOFR + 0.780%, FRN
(r)	4.436%, 06/04/27		1,360	1,365,277
Brookfield Finance, Inc.
	3.900%, 01/25/28		1,000	988,224
Canada Housing Trust No. 1
Ω	2.650%, 12/15/28	CAD	1,000	728,384
Ω	4.250%, 12/15/28	CAD	1,800	1,364,242
CDP Financial, Inc.
	3.700%, 03/08/28	CAD	6,050	4,504,396
Ω	3.700%, 03/08/28	CAD	2,000	1,489,057
			Face Amount^	Value†
			(000)
CANADA — (Continued)
City of Montreal
	3.150%, 09/01/28	CAD	1,000	$736,504
CPPIB Capital, Inc.
	3.000%, 06/15/28	CAD	3,500	2,573,125
Element Fleet Management Corp.
Ω	6.271%, 06/26/26		60	60,079
Emera U.S. Finance LP
	3.550%, 06/15/26		500	499,209
Province of British Columbia
	2.950%, 12/18/28	CAD	2,500	1,833,750
Province of Ontario
	2.900%, 06/02/28	CAD	3,000	2,202,223
	3.400%, 09/08/28	CAD	5,400	4,004,313
PSP Capital, Inc.
	1.500%, 03/15/28	CAD	2,300	1,646,176
Royal Bank of Canada
(r)	SOFR + 0.950%, FRN, 4.599%, 01/19/27		436	437,853
(r)	SOFR + 0.710%, FRN, 4.359%, 01/21/27		1,700	1,704,572
Suncor Energy, Inc.
	7.875%, 06/15/26		750	752,672
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 4.730%, 07/17/26		47	47,085
(r)	SOFR + 0.730%, FRN, 4.380%, 04/05/27		1,000	1,003,429
#(r)	SOFR + 0.750%, FRN, 4.399%, 10/13/28		1,000	1,001,107
TOTAL CANADA				34,847,624
FRANCE — (2.5%)
Banque Federative du Credit Mutuel SA, SOFR + 0.990%, FRN
(r)	4.641%, 10/16/28		1,250	1,256,508
BNP Paribas SA
Ω	3.500%, 11/16/27		850	838,154

3

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	4.523%, 03/11/27	1,800	$1,807,424
Societe Generale SA
Ω	5.250%, 02/19/27	1,400	1,410,241
TOTAL FRANCE			5,312,327
GERMANY — (3.1%)
BMW U.S. Capital LLC
Ω	4.650%, 08/13/26	500	500,877
(r)Ω	SOFR + 0.710%, FRN, 4.375%, 08/11/27	1,214	1,217,382
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	4.489%, 01/13/28	1,500	1,501,742
Mercedes-Benz Finance North America LLC
(r)Ω	SOFR + 0.630%, FRN, 4.278%, 07/31/26	600	600,652
(r)Ω	SOFR + 0.930%, FRN, 4.581%, 03/31/28	1,400	1,404,953
Volkswagen Group of America Finance LLC, SOFR + 1.060%, FRN
(r)Ω	4.711%, 03/25/27	1,500	1,505,360
TOTAL GERMANY			6,730,966
IRELAND — (0.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	6.100%, 01/15/27	1,250	1,263,527
ITALY — (0.2%)
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27	500	496,560
JAPAN — (3.9%)
Mizuho Financial Group, Inc.
	3.170%, 09/11/27	1,900	1,871,136
Nomura Holdings, Inc., SOFR + 1.250%, FRN
(r)	4.908%, 07/02/27	700	704,845
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
NTT Finance Corp.
(r)Ω	SOFR + 1.080%, FRN, 4.737%, 07/16/28		1,000	$1,006,960
(r)	SOFR + 1.080%, FRN, 4.737%, 07/16/28		200	201,392
ORIX Corp.
	5.000%, 09/13/27		800	805,837
Sumitomo Mitsui Financial Group, Inc., SOFR + 0.760%, FRN
(r)	4.419%, 01/15/29		1,750	1,745,348
Sumitomo Mitsui Trust Bank Ltd.
(r)	SOFR + 0.980%, FRN, 4.639%, 09/10/27		784	789,126
(r)	SOFR + 0.750%, FRN, 4.409%, 09/11/28		1,300	1,303,020
TOTAL JAPAN				8,427,664
NETHERLANDS — (2.8%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.441%, 07/07/28		3,550	3,557,526
Cooperatieve Rabobank UA, SOFR + 0.650%, FRN
(r)	4.301%, 04/01/29		2,400	2,407,742
TOTAL NETHERLANDS				5,965,268
NEW ZEALAND — (6.1%)
ANZ New Zealand International Ltd., SOFR + 0.610%, FRN
(r)Ω	4.267%, 01/22/29		1,000	1,001,062
New Zealand Government Bonds
	0.250%, 05/15/28	NZD	10,500	5,788,835
New Zealand Local Government Funding Agency Bonds
	2.250%, 05/15/28	NZD	11,000	6,293,736
TOTAL NEW ZEALAND				13,083,633
NORWAY — (0.5%)
Var Energi ASA
Ω	7.500%, 01/15/28		1,000	1,042,064

4

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SINGAPORE — (0.8%)
DBS Group Holdings Ltd.
(r)	SOFR + 0.600%, FRN, 4.256%, 03/21/28		1,800	1,805,644
SPAIN — (0.6%)
Banco Bilbao Vizcaya Argentaria SA
(r)	SOFR + 0.880%, FRN, 4.539%, 03/03/29		1,200	1,199,030
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.0%)
European Financial Stability Facility
	2.500%, 12/15/27	EUR	900	$1,051,341
International Bank for Reconstruction & Development
	2.900%, 09/05/28	CAD	4,500	3,299,592
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				4,350,933
SWEDEN — (1.3%)
Skandinaviska Enskilda Banken AB
#(r)Ω	SOFR + 0.680%, FRN, 4.333%, 03/12/29		2,870	2,868,493
UNITED KINGDOM — (1.1%)
LSEG Finance PLC
Ω	2.000%, 04/06/28		500	477,243
NatWest Markets PLC, SOFR + 0.950%, FRN
(r)Ω	4.601%, 03/21/28		2,000	2,009,524
TOTAL UNITED KINGDOM				2,486,767
UNITED STATES — (28.1%)
AbbVie, Inc., SOFR + 0.480%, FRN
(r)	4.136%, 03/03/28		1,000	1,001,430
American Honda Finance Corp.
(r)	SOFR + 0.710%, FRN, 4.359%, 07/09/27		661	661,030
(r)	SOFR + 0.900%, FRN, 4.558%, 09/01/28		450	450,268
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
(r)	SOFR + 0.780%, FRN, 4.429%, 01/08/29	1,000	$996,959
American Tower Corp.
	1.450%, 09/15/26	1,403	1,387,999
AT&T, Inc.
	3.800%, 02/15/27	600	598,362
Aviation Capital Group LLC
Ω	4.750%, 04/14/27	78	78,261
Baltimore Gas & Electric Co.
	2.400%, 08/15/26	549	545,964
Bank of America NA, SOFR + 1.020%, FRN
(r)	4.684%, 08/18/26	300	300,460
Brixmor Operating Partnership LP
	4.125%, 06/15/26	200	199,901
	3.900%, 03/15/27	800	797,638
Cargill, Inc., SOFR + 0.610%, FRN
(r)Ω	4.275%, 02/11/28	1,750	1,753,312
Carrier Global Corp.
	2.493%, 02/15/27	600	592,329
Caterpillar Financial Services Corp.
(r)	SOFR + 0.380%, FRN, 4.029%, 01/07/27	292	291,667
(r)	SOFR + 0.520%, FRN, 4.185%, 05/14/27	400	400,655
(r)	SOFR + 0.520%, FRN, 4.178%, 03/03/28	1,500	1,502,385
Charles Schwab Corp., SOFR + 0.520%, FRN
(r)	4.185%, 05/13/26	146	146,014
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
Ω	3.700%, 06/01/28	2,000	1,966,549
Chevron USA, Inc., SOFR + 0.570%, FRN
(r)	4.235%, 08/13/28	2,250	2,256,322
Citibank NA, SOFR + 0.781%, FRN
(r)	4.439%, 05/29/27	600	602,676
CMS Energy Corp.
	3.000%, 05/15/26	190	189,915

5

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Consolidated Edison Co. of New York, Inc., SOFR + 0.520%, FRN
(r)	4.184%, 11/18/27	400	$399,638
Constellation Energy Generation LLC, SOFR + 0.600%, FRN
(r)	4.249%, 01/08/28	266	265,712
Crown Castle, Inc.
	3.700%, 06/15/26	1,000	999,194
	1.050%, 07/15/26	500	496,759
Darden Restaurants, Inc.
	3.850%, 05/01/27	100	99,452
EPR Properties
	4.750%, 12/15/26	1,500	1,499,708
Equinix, Inc.
	1.450%, 05/15/26	140	139,842
Extra Space Storage LP
	3.875%, 12/15/27	1,075	1,064,480
Fidelity National Information Services, Inc., SOFR + 1.210%, FRN
(r)	4.864%, 03/10/29	1,460	1,458,423
Fiserv, Inc.
	5.150%, 03/15/27	340	341,827
	2.250%, 06/01/27	600	585,653
	5.450%, 03/02/28	575	582,190
Georgia Power Co., SOFR + 0.280%, FRN
#(r)	3.933%, 09/15/26	800	799,165
Global Payments, Inc.
	4.950%, 08/15/27	500	501,426
HCA, Inc., SOFR + 0.870%, FRN
(r)	4.528%, 03/01/28	1,500	1,504,638
Healthcare Realty Holdings LP
	3.500%, 08/01/26	80	79,817
Hewlett Packard Enterprise Co., SOFR + 0.960%, FRN
#(r)	4.613%, 09/15/28	1,500	1,502,036
Highmark, Inc.
Ω	1.450%, 05/10/26	300	299,642
HSBC USA, Inc.
(r)	SOFR + 0.960%, FRN, 4.616%, 03/04/27	1,000	1,004,260
(r)	SOFR + 0.970%, FRN, 4.628%, 06/03/28	1,117	1,123,076
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Humana, Inc.
	3.950%, 03/15/27		237	$236,356
ITC Holdings Corp.
Ω	4.950%, 09/22/27		1,300	1,306,354
John Deere Capital Corp.
(r)	SOFR + 0.500%, FRN, 4.158%, 03/06/28		400	400,786
(r)	SOFR + 0.550%, FRN, 4.205%, 03/09/29		1,000	1,000,162
Keurig Dr. Pepper, Inc.
(r)	SOFR + 0.580%, FRN, 4.244%, 11/15/26		220	220,165
(r)	SOFR + 0.880%, FRN, 4.533%, 03/15/27		240	240,270
KeyCorp
	2.250%, 04/06/27		1,400	1,375,009
Las Vegas Sands Corp.
	5.900%, 06/01/27		200	202,082
Leggett & Platt, Inc.
#	3.500%, 11/15/27		479	468,396
Markel Group, Inc.
	3.500%, 11/01/27		725	714,112
Marriott International, Inc.
	3.125%, 06/15/26		500	499,411
Molson Coors Beverage Co.
	3.000%, 07/15/26		1,500	1,496,131
National Rural Utilities Cooperative Finance Corp., SOFR + 0.820%, FRN
(r)	4.473%, 09/16/27		170	170,780
Nestle Holdings, Inc.
	2.192%, 01/26/29	CAD	1,400	997,269
NextEra Energy Capital Holdings, Inc.
(r)	SOFR + 0.800%, FRN, 4.467%, 02/04/28		863	866,438
	4.900%, 02/28/28		500	504,123
PayPal Holdings, Inc., SOFR + 0.670%, FRN
#(r)	4.325%, 03/06/28		2,275	2,278,760
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	5.875%, 11/15/27		1,250	1,272,244

6

Enhanced U.S. Large Company Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Philip Morris International, Inc.
(r) SOFR + 0.830%, FRN, 4.477%, 04/28/28	190	$190,607
(r) SOFR + 0.660%, FRN, 4.308%, 10/27/28	1,750	1,749,934
Public Storage Operating Co., SOFR + 0.700%, FRN
(r) 4.351%, 04/16/27	780	781,353
Royalty Pharma PLC
1.750%, 09/02/27	50	48,266
Sanofi SA, SOFR + 0.540%, FRN
(r) 4.209%, 11/03/28	1,313	1,315,776
Sempra
5.400%, 08/01/26	1,495	1,497,995
Sonoco Products Co.
4.450%, 09/01/26	600	600,321
Synchrony Financial
3.950%, 12/01/27	1,400	1,384,499
Toyota Motor Credit Corp.
(r) SOFR + 0.710%, FRN, 4.375%, 05/14/27	1,000	1,002,641
(r) SOFR + 0.650%, FRN, 4.303%, 03/13/29	800	800,388
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	1,100	1,099,078
Veralto Corp.
5.500%, 09/18/26	1,250	1,254,043
VMware LLC
1.400%, 08/15/26	137	135,947
Walt Disney Co., SOFR + 0.470%, FRN
(r) 4.136%, 03/14/29	1,000	997,540
WEC Energy Group, Inc.
5.600%, 09/12/26	400	401,577
Williams Cos., Inc.
3.750%, 06/15/27	1,350	1,341,018
WP Carey, Inc.
# 4.250%, 10/01/26	204	204,040
TOTAL UNITED STATES		60,520,905
TOTAL BONDS		158,974,943
U.S. TREASURY OBLIGATIONS — (14.6%)
U.S. Treasury Bills
∞ 3.685%, 05/14/26	6,500	6,491,591
«∞ 3.666%, 05/26/26	7,000	6,982,573
		Face Amount^	Value†
		(000)

∞	3.696%, 07/16/26	4,500	$4,465,928
U.S. Treasury Notes
«	3.125%, 08/31/27	5,500	5,448,223
	3.500%, 09/30/27	2,700	2,686,605
«	3.500%, 10/31/27	5,350	5,320,951
TOTAL U.S. TREASURY OBLIGATIONS			31,395,871
COMMERCIAL PAPER — (9.7%)
CANADA — (1.5%)
OMERS Finance Trust
Ω	3.766%, 05/11/26	1,750	1,748,000
TELUS Corp.
Ω	4.185%, 06/15/26	1,500	1,491,622
TOTAL CANADA			3,239,622
GERMANY — (1.6%)
E.ON SE
Ω	3.942%, 05/26/26	250	249,269
Ω	3.952%, 05/26/26	1,200	1,196,490
Kreditanstalt fuer Wiederaufbau
Ω	3.766%, 07/22/26	2,000	1,983,031
TOTAL GERMANY			3,428,790
UNITED STATES — (6.6%)
Campbell's Co.
Ω	4.305%, 07/16/26	1,000	991,264
Clorox Co.
Ω	4.205%, 06/02/26	1,000	996,275
CRH America Finance, Inc.
Ω	4.087%, 06/24/26	500	496,888
Edison International
Ω	4.383%, 06/10/26	1,400	1,393,105
EIDP, Inc.
Ω	4.181%, 05/29/26	1,000	996,809
Entergy Corp.
Ω	4.034%, 06/09/26	1,500	1,493,211
ERP Operating LP
Ω	4.070%, 05/12/26	2,000	1,997,337
General Motors Financial Co., Inc.
Ω	4.040%, 08/27/26	1,500	1,479,139
Harley-Davidson Financial Services, Inc.
Ω	4.598%, 06/22/26	1,100	1,093,126
Hubbell, Inc.
Ω	4.124%, 05/15/26	500	499,200
National Securities Clearing Corp.
Ω	3.821%, 06/02/26	1,500	1,494,838

7

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Phillips 66
Ω	4.507%, 06/24/26	1,300	$1,291,960
TOTAL UNITED STATES			14,223,152
TOTAL COMMERCIAL PAPER (Cost $20,895,216)			20,891,564
TOTAL INVESTMENT SECURITIES (Cost $210,660,511)			211,262,378

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	355,131	$4,107,089
TOTAL INVESTMENTS — (100.0%)
(Cost $214,767,600)			$215,369,467
As of April 30, 2026, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	12,075,920	USD	8,381,269	Citibank, N.A.	05/04/26	$312,791
EUR	902,337	USD	1,056,546	Citibank, N.A.	05/04/26	2,481
CAD	2,615,156	USD	1,915,060	Royal Bank of Canada	05/04/26	10,423
AUD	3,031,312	USD	2,138,680	Societe Generale	05/04/26	43,714
USD	2,605,547	NZD	4,402,876	NatWest Markets PLC	05/15/26	3,559
AUD	53,288	USD	36,977	Citibank, N.A.	05/29/26	1,371
Total Appreciation						$374,339
USD	10,678,124	AUD	15,107,232	Citibank, N.A.	05/04/26	$(198,331)
USD	1,881,310	CAD	2,615,156	Citibank, N.A.	05/04/26	(44,172)
USD	1,042,016	EUR	902,337	Societe Generale	05/04/26	(17,012)
USD	36,818	AUD	53,288	Citibank, N.A.	05/29/26	(1,530)
USD	1,058,026	EUR	902,337	Citibank, N.A.	06/03/26	(2,445)
USD	3,138,860	CAD	4,314,214	Citibank, N.A.	06/08/26	(42,272)
USD	2,817,624	CAD	3,859,578	Societe Generale	06/08/26	(28,278)
USD	10,808,351	CAD	14,914,541	NatWest Markets PLC	06/15/26	(192,261)
USD	11,103,678	CAD	15,229,149	NatWest Markets PLC	06/16/26	(129,451)
USD	9,535,302	NZD	16,144,810	Citibank, N.A.	06/22/26	(17,644)
USD	1,919,887	CAD	2,615,156	Royal Bank of Canada	07/03/26	(10,437)
Total (Depreciation)						$(683,833)
Total Appreciation (Depreciation)						$(309,494)

8

Enhanced U.S. Large Company Portfolio
CONTINUED
As of April 30, 2026, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	595	06/18/26	$206,954,650	$215,501,562	$8,546,912
Total Futures Contracts			$206,954,650	$215,501,562	$8,546,912
As of April 30, 2026, the value of Rule 144A securities amounted to $60,570,981 or 28.1% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$8,573,538	—	$8,573,538
Canada	—	34,847,624	—	34,847,624
France	—	5,312,327	—	5,312,327
Germany	—	6,730,966	—	6,730,966
Ireland	—	1,263,527	—	1,263,527
Italy	—	496,560	—	496,560
Japan	—	8,427,664	—	8,427,664
Netherlands	—	5,965,268	—	5,965,268
New Zealand	—	13,083,633	—	13,083,633
Norway	—	1,042,064	—	1,042,064
Singapore	—	1,805,644	—	1,805,644
Spain	—	1,199,030	—	1,199,030
Supranational Organization Obligations	—	4,350,933	—	4,350,933
Sweden	—	2,868,493	—	2,868,493
United Kingdom	—	2,486,767	—	2,486,767
United States	—	60,520,905	—	60,520,905
U.S. Treasury Obligations	—	31,395,871	—	31,395,871
Commercial Paper	—	20,891,564	—	20,891,564
Securities Lending Collateral	—	4,107,089	—	4,107,089
Total Investments in Securities	—	$215,369,467	—	$215,369,467
Financial Instruments
Assets
Forward Currency Contracts**	—	374,339	—	374,339
Futures Contracts**	$8,546,912	—	—	8,546,912
Liabilities
Forward Currency Contracts**	—	(683,833)	—	(683,833)
Total Financial Instruments	$8,546,912	$(309,494)	—	$8,237,418
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
9

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (10.1%)
	Alphabet, Inc. (GOOG US), Class C	178,441	$68,153,756
	Alphabet, Inc. (GOOGL US), Class A	186,731	71,854,089
*	AST SpaceMobile, Inc.	1,084	80,108
	AT&T, Inc.	268,456	7,014,755
#*	Charter Communications, Inc., Class A	6,643	1,097,224
	Comcast Corp., Class A	155,652	4,208,830
	Electronic Arts, Inc.	2,740	554,494
	Fox Corp. (FOX US), Class B	13,568	773,647
	Fox Corp. (FOXA US), Class A	17,570	1,115,519
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	1,915	151,668
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	15,785	1,356,721
#*	Live Nation Entertainment, Inc.	12,730	2,010,576
	Meta Platforms, Inc., Class A	99,975	61,175,702
*	Netflix, Inc.	126,406	11,832,866
	News Corp. (NWS US), Class B	1,913	58,308
	Omnicom Group, Inc.	19,990	1,533,633
*	Reddit, Inc., Class A	4,026	592,748
*	ROBLOX Corp., Class A	13,333	736,782
*	Spotify Technology SA	3,264	1,457,539
*	Take-Two Interactive Software, Inc.	5,599	1,196,842
	TKO Group Holdings, Inc.	2,883	536,497
	T-Mobile U.S., Inc.	21,110	4,127,005
*	Trade Desk, Inc., Class A	2,861	67,491
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Verizon Communications, Inc.	201,094	$9,658,545
	Walt Disney Co.	45,763	4,747,911
*	Warner Bros Discovery, Inc.	120,813	3,267,992
TOTAL COMMUNICATION SERVICES			259,361,248
CONSUMER DISCRETIONARY — (10.0%)
*	Airbnb, Inc., Class A	12,253	1,719,831
*	Amazon.com, Inc.	418,120	110,826,887
*	Aptiv PLC	9,048	545,232
*	AutoZone, Inc.	991	3,670,694
	Best Buy Co., Inc.	6,900	417,381
	Booking Holdings, Inc.	30,275	5,097,099
*	Burlington Stores, Inc.	4,681	1,497,967
	Carnival Corp.	71,992	1,908,508
*	Carvana Co.	7,000	2,770,600
*	Chipotle Mexican Grill, Inc.	60,503	2,056,497
*	Coupang, Inc.	54,216	1,083,236
	Darden Restaurants, Inc.	9,561	1,917,554
*	Deckers Outdoor Corp.	945	96,579
	Dick's Sporting Goods, Inc.	3,906	886,350
	Domino's Pizza, Inc.	105	35,639
*	DoorDash, Inc., Class A	4,633	781,355
	DR Horton, Inc.	19,687	3,029,042
	eBay, Inc.	37,732	3,904,507
	Expedia Group, Inc.	8,564	2,127,041
*	Flutter Entertainment PLC	5,577	601,926
	Ford Motor Co.	277,692	3,354,519
	Garmin Ltd.	11,532	2,896,146
	General Motors Co.	73,979	5,688,245
	Genuine Parts Co.	7,300	782,779
	Hilton Worldwide Holdings, Inc.	16,008	5,187,713
	Home Depot, Inc.	46,769	15,377,647
	Las Vegas Sands Corp.	42,739	2,333,977
	Lennar Corp. (LEN US), Class A	11,567	1,044,500
	Lennar Corp. (LENB US), Class B	921	81,398

10

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lowe's Cos., Inc.	20,972	$5,007,904
*	Lululemon Athletica, Inc.	8,956	1,233,241
	Marriott International, Inc., Class A	12,862	4,652,057
	McDonald's Corp.	27,487	8,069,908
	NIKE, Inc., Class B	35,386	1,569,723
*	NVR, Inc.	224	1,414,755
*	O'Reilly Automotive, Inc.	37,716	3,748,970
	Penske Automotive Group, Inc.	1,100	188,672
	PulteGroup, Inc.	16,309	1,995,569
	Ralph Lauren Corp.	3,023	1,084,169
#*	Rivian Automotive, Inc., Class A	87,798	1,439,887
	Ross Stores, Inc.	25,409	5,787,916
	Royal Caribbean Cruises Ltd.	22,864	6,030,609
	Somnigroup International, Inc.	7,800	591,708
	Starbucks Corp.	38,550	4,060,472
	Tapestry, Inc.	16,517	2,395,626
*	Tesla, Inc.	35,292	13,468,486
	TJX Cos., Inc.	44,806	7,023,340
	Tractor Supply Co.	34,388	1,207,019
*	Ulta Beauty, Inc.	3,426	1,841,406
*	Versigent PLC	3,016	105,470
	Williams-Sonoma, Inc.	9,404	1,704,099
	Yum! Brands, Inc.	18,076	2,885,833
TOTAL CONSUMER DISCRETIONARY			259,227,688
CONSUMER STAPLES — (5.4%)
	Altria Group, Inc.	70,246	5,103,372
	Archer-Daniels-Midland Co.	24,448	1,822,354
	Brown-Forman Corp. (BF/A US), Class A	105	2,759
	Bunge Global SA	14,200	1,804,394
	Casey's General Stores, Inc.	2,824	2,321,752
	Church & Dwight Co., Inc.	13,895	1,348,649
	Clorox Co.	2,271	219,015
	Coca-Cola Co.	165,359	13,023,675
	Colgate-Palmolive Co.	48,554	4,144,570
	Constellation Brands, Inc., Class A	13,085	2,048,849
	Costco Wholesale Corp.	13,435	13,630,211
	Dollar General Corp.	15,206	1,762,071
*	Dollar Tree, Inc.	4,000	388,440
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Estee Lauder Cos., Inc., Class A	18,709	$1,435,167
	General Mills, Inc.	35,214	1,243,406
	Hershey Co.	11,726	2,177,987
	Kenvue, Inc.	176,688	3,097,341
	Keurig Dr. Pepper, Inc.	69,106	2,031,716
#	Kimberly-Clark Corp.	26,573	2,615,580
	Kraft Heinz Co.	52,112	1,180,858
	Kroger Co.	55,318	3,765,496
	McCormick & Co., Inc. (MKC US)	9,530	484,505
	McCormick & Co., Inc. (MKC/V US)	210	10,630
	Mondelez International, Inc., Class A	89,270	5,484,749
*	Monster Beverage Corp.	50,974	3,928,566
	PepsiCo, Inc.	58,828	9,323,650
*	Performance Food Group Co.	1,659	150,239
	Philip Morris International, Inc.	64,444	10,637,771
	Procter & Gamble Co.	85,281	12,543,982
	Sysco Corp.	39,264	2,933,414
	Target Corp.	22,596	2,931,831
	Tyson Foods, Inc., Class A	21,893	1,402,685
*	U.S. Foods Holding Corp.	16,616	1,553,430
	Walmart, Inc.	169,632	22,379,550
TOTAL CONSUMER STAPLES			138,932,664
ENERGY — (4.8%)
	Baker Hughes Co.	72,095	5,022,859
	Cheniere Energy, Inc.	14,697	4,040,940
	Chevron Corp.	75,114	14,520,287
	ConocoPhillips	45,203	5,685,633
	Coterra Energy, Inc.	59,614	2,140,739
	Devon Energy Corp.	55,004	2,825,556
	Diamondback Energy, Inc.	17,556	3,610,040
	EOG Resources, Inc.	36,714	5,160,887
	EQT Corp.	31,137	1,870,711
	Expand Energy Corp.	16,215	1,656,362
	Exxon Mobil Corp.	194,341	29,992,647
	Halliburton Co.	68,568	2,900,426
	Kinder Morgan, Inc.	117,037	3,847,006
	Marathon Petroleum Corp.	21,814	5,416,198
	Occidental Petroleum Corp.	60,703	3,677,388
	ONEOK, Inc.	34,728	3,210,951

11

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Permian Resources Corp., Class A	73,000	$1,578,260
	Phillips 66	21,139	3,787,052
	SLB Ltd.	110,460	6,282,965
	Targa Resources Corp.	17,092	4,445,287
	TechnipFMC PLC	32,428	2,450,584
	Texas Pacific Land Corp.	4,239	1,880,717
	Valero Energy Corp.	15,914	4,019,558
	Viper Energy, Inc., Class A	6,100	301,218
	Williams Cos., Inc.	53,792	4,104,868
TOTAL ENERGY			124,429,139
FINANCIALS — (11.6%)
*	Affirm Holdings, Inc.	11,806	758,890
	Aflac, Inc.	21,574	2,452,317
	Allstate Corp.	18,896	4,105,345
	American Express Co.	25,472	8,228,730
	American International Group, Inc.	28,152	2,105,770
	Ameriprise Financial, Inc.	7,098	3,370,059
	Aon PLC, Class A	14,564	4,538,871
	Apollo Global Management, Inc.	13,841	1,781,613
*	Arch Capital Group Ltd.	25,731	2,430,550
#	ARES Management Corp., Class A	9,422	1,106,143
	Arthur J Gallagher & Co.	9,145	1,887,528
	Bank of America Corp.	173,590	9,280,121
	Bank of New York Mellon Corp.	26,196	3,519,956
*	Berkshire Hathaway, Inc., Class B	45,380	21,491,968
	Blackrock, Inc.	3,460	3,686,976
	Blackstone, Inc.	15,460	1,941,467
*	Block, Inc.	24,359	1,717,553
	Brown & Brown, Inc.	17,292	1,040,114
	Capital One Financial Corp.	15,921	3,045,687
	Carlyle Group, Inc.	27,159	1,359,851
	Cboe Global Markets, Inc.	6,406	1,922,377
	Charles Schwab Corp.	56,168	5,147,235
	Chubb Ltd.	9,363	3,061,701
	Cincinnati Financial Corp.	9,657	1,579,885
	Citigroup, Inc.	44,809	5,734,656
	Citizens Financial Group, Inc.	32,715	2,128,111
		Shares	Value†
FINANCIALS — (Continued)
	CME Group, Inc.	8,461	$2,435,245
*	Coinbase Global, Inc., Class A	8,118	1,524,317
	Corebridge Financial, Inc.	10,382	285,920
*	Corpay, Inc.	5,780	1,771,397
	East West Bancorp, Inc.	832	105,223
	Erie Indemnity Co., Class A	263	57,579
	Fidelity National Financial, Inc.	1,764	92,257
	Fidelity National Information Services, Inc.	29,450	1,370,308
	Fifth Third Bancorp	34,487	1,750,560
	First Citizens BancShares, Inc., Class A	686	1,360,900
*	Fiserv, Inc.	17,857	1,118,741
	Global Payments, Inc.	13,687	984,916
	Goldman Sachs Group, Inc.	10,556	9,751,316
	Hartford Insurance Group, Inc.	23,179	3,171,119
	Huntington Bancshares, Inc.	82,511	1,382,884
	Interactive Brokers Group, Inc., Class A	9,200	731,400
	Intercontinental Exchange, Inc.	13,635	2,155,557
	Jack Henry & Associates, Inc.	2,034	312,727
	JPMorgan Chase & Co.	104,343	32,683,358
	KeyCorp	81,559	1,803,269
	KKR & Co., Inc.	13,319	1,389,704
	Loews Corp.	14,464	1,628,791
	LPL Financial Holdings, Inc.	5,890	1,968,026
	M&T Bank Corp.	8,401	1,836,711
*	Markel Group, Inc.	912	1,616,493
	Marsh & McLennan Cos., Inc.	17,695	2,967,628
	Mastercard, Inc., Class A	35,942	18,075,951
	MetLife, Inc.	46,333	3,711,273
	Moody's Corp.	6,409	2,959,997
	Morgan Stanley	45,991	8,765,425
	MSCI, Inc.	5,056	2,990,169
	Nasdaq, Inc.	31,398	2,885,790
	Northern Trust Corp.	15,393	2,560,472
	PayPal Holdings, Inc.	49,213	2,467,540

12

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	PNC Financial Services Group, Inc.	9,821	$2,190,083
	Principal Financial Group, Inc.	18,106	1,827,076
	Progressive Corp.	24,481	4,927,536
	Prudential Financial, Inc.	19,921	1,954,449
	Raymond James Financial, Inc.	13,955	2,209,356
	Regions Financial Corp.	67,447	1,925,612
	Reinsurance Group of America, Inc.	3,658	773,521
	RenaissanceRe Holdings Ltd.	2,953	906,482
*	Robinhood Markets, Inc., Class A	49,376	3,599,017
*	Rocket Cos., Inc., Class A	4,617	67,501
	S&P Global, Inc.	6,645	2,865,523
#*	SoFi Technologies, Inc.	43,240	696,164
	State Street Corp.	14,573	2,227,337
	Synchrony Financial	25,556	1,947,367
#	T. Rowe Price Group, Inc.	15,476	1,592,171
*	Toast, Inc., Class A	25,713	733,335
	Tradeweb Markets, Inc., Class A	6,235	706,114
	Travelers Cos., Inc.	16,697	5,094,923
	Truist Financial Corp.	67,540	3,478,310
	U.S. Bancorp	64,456	3,652,077
	Visa, Inc., Class A	66,843	22,047,495
	W.R. Berkley Corp.	26,851	1,794,452
	Wells Fargo & Co.	110,486	9,085,264
	Willis Towers Watson PLC	7,094	1,817,483
TOTAL FINANCIALS			298,215,085
HEALTH CARE — (8.5%)
	Abbott Laboratories	57,157	5,189,284
	AbbVie, Inc.	66,391	14,029,746
††	Abiomed, Inc.	2,233	34,857
	Agilent Technologies, Inc.	12,685	1,465,752
*	Alnylam Pharmaceuticals, Inc.	5,996	1,855,702
	Amgen, Inc.	25,742	8,913,167
	Becton Dickinson & Co.	12,218	1,820,971
*	Biogen, Inc.	7,092	1,342,374
*	Boston Scientific Corp.	29,668	1,709,173
		Shares	Value†
HEALTH CARE — (Continued)
	Bristol-Myers Squibb Co.	63,827	$3,867,278
	Cardinal Health, Inc.	15,619	3,012,593
	Cencora, Inc.	13,158	4,052,796
*	Centene Corp.	23,101	1,240,293
	Cigna Group	14,812	4,304,071
*	Cooper Cos., Inc.	4,928	309,971
	CVS Health Corp.	31,083	2,588,903
	Danaher Corp.	14,931	2,671,902
*	Dexcom, Inc.	21,073	1,254,897
*	Edwards Lifesciences Corp.	24,393	2,036,816
	Elevance Health, Inc.	13,028	4,904,000
	Eli Lilly & Co.	32,114	30,013,744
*	GE HealthCare Technologies, Inc.	29,436	1,790,886
	Gilead Sciences, Inc.	69,213	9,055,829
*	GRAIL, Inc.	158	8,608
	HCA Healthcare, Inc.	6,001	2,607,134
»	Hologic, Inc.	26	0
	Humana, Inc.	6,110	1,444,648
*	IDEXX Laboratories, Inc.	4,949	2,775,399
*	Illumina, Inc.	5,778	732,304
*	Incyte Corp.	13,681	1,303,389
*	Insmed, Inc.	5,730	781,171
*	Insulet Corp.	2,450	421,743
*	Intuitive Surgical, Inc.	4,473	2,046,890
*	IQVIA Holdings, Inc.	12,730	2,016,050
	Johnson & Johnson	119,021	27,356,977
	Labcorp Holdings, Inc.	6,052	1,554,154
	McKesson Corp.	4,637	3,780,082
	Medtronic PLC	30,858	2,498,572
	Merck & Co., Inc.	113,259	12,365,618
*	Mettler-Toledo International, Inc.	1,368	1,746,402
*	Moderna, Inc.	7,453	342,391
*	Natera, Inc.	4,075	840,102
*	Neurocrine Biosciences, Inc.	1,239	163,139
	Pfizer, Inc.	203,381	5,430,273
	Quest Diagnostics, Inc.	9,146	1,776,153
	Regeneron Pharmaceuticals, Inc.	2,477	1,751,388
	ResMed, Inc.	8,988	1,921,724
*	Revolution Medicines, Inc.	1,900	273,828
*	Roivant Sciences Ltd.	37,890	1,081,002
*	Solventum Corp.	1,931	130,072
	STERIS PLC	6,677	1,448,108
	Stryker Corp.	9,877	3,112,539
*	Tenet Healthcare Corp.	7,000	1,239,840

13

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Thermo Fisher Scientific, Inc.	8,063	$3,861,854
*	United Therapeutics Corp.	3,500	1,999,725
	UnitedHealth Group, Inc.	32,375	11,994,290
	Universal Health Services, Inc., Class B	398	66,971
*	Veeva Systems, Inc., Class A	7,312	1,140,453
*	Vertex Pharmaceuticals, Inc.	6,096	2,605,308
	Viatris, Inc.	29,555	441,552
*	Waters Corp.	5,770	1,784,257
	West Pharmaceutical Services, Inc.	3,806	1,132,628
	Zimmer Biomet Holdings, Inc.	14,759	1,216,584
	Zoetis, Inc.	23,440	2,694,897
TOTAL HEALTH CARE			219,353,224
INDUSTRIALS — (10.3%)
	3M Co.	29,996	4,395,014
	AMETEK, Inc.	14,174	3,337,977
*	API Group Corp.	15,000	685,800
*	ATI, Inc.	2,667	414,612
	Automatic Data Processing, Inc.	16,523	3,501,885
*	Axon Enterprise, Inc.	2,389	959,805
*	Bloom Energy Corp., Class A	1,400	396,704
*	Boeing Co.	28,766	6,588,277
	Broadridge Financial Solutions, Inc.	9,001	1,385,974
	BWX Technologies, Inc.	4,051	876,596
	Carlisle Cos., Inc.	334	118,657
	Carpenter Technology Corp.	112	47,958
	Carrier Global Corp.	25,447	1,709,275
	Caterpillar, Inc.	18,556	16,516,881
	CH Robinson Worldwide, Inc.	9,615	1,748,103
	Cintas Corp.	13,868	2,422,878
	Comfort Systems USA, Inc.	2,243	4,127,681
*	Copart, Inc.	22,170	734,049
	CSX Corp.	138,364	6,285,877
	Cummins, Inc.	8,499	5,702,914
	Curtiss-Wright Corp.	2,268	1,633,414
	Deere & Co.	8,308	4,900,640
	Delta Air Lines, Inc.	51,782	3,520,658
		Shares	Value†
INDUSTRIALS — (Continued)
	Dover Corp.	7,156	$1,620,190
	Eaton Corp. PLC	12,725	5,510,052
	EMCOR Group, Inc.	3,776	3,366,946
	Emerson Electric Co.	19,203	2,696,869
	Equifax, Inc.	6,495	1,129,740
	Expeditors International of Washington, Inc.	10,908	1,613,184
	Fastenal Co.	65,344	2,935,906
	FedEx Corp.	13,970	5,634,241
	Ferguson Enterprises, Inc.	15,731	4,211,346
	Fortive Corp.	20,080	1,200,583
	FTAI Aviation Ltd.	7,193	1,795,876
	GE Vernova, Inc.	5,824	6,310,071
	General Dynamics Corp.	7,513	2,586,726
	General Electric Co.	28,499	8,262,715
	Graco, Inc.	13,146	1,055,229
	HEICO Corp. (HEI US)	2,731	737,152
	HEICO Corp. (HEIA US), Class A	4,226	883,319
	Honeywell International, Inc.	30,089	6,448,975
	Howmet Aerospace, Inc.	12,471	3,030,952
	Hubbell, Inc.	4,049	2,057,580
	Huntington Ingalls Industries, Inc.	1,840	670,294
	Illinois Tool Works, Inc.	19,254	4,967,725
	Ingersoll Rand, Inc.	19,044	1,520,854
	ITT, Inc.	216	46,297
	Jacobs Solutions, Inc.	5,193	672,026
	JB Hunt Transport Services, Inc.	6,151	1,547,161
	Johnson Controls International PLC	27,421	4,004,289
	L3Harris Technologies, Inc.	9,638	3,089,461
	Leidos Holdings, Inc.	10,062	1,501,452
	Lennox International, Inc.	2,165	1,158,037
	Lockheed Martin Corp.	10,691	5,537,617
	Masco Corp.	1,341	96,311
*	MasTec, Inc.	3,634	1,431,978
*	Nextpower, Inc., Class A	1,700	202,521
	Norfolk Southern Corp.	13,943	4,403,618
	Northrop Grumman Corp.	4,386	2,541,599
	nVent Electric PLC	10,045	1,435,430

14

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Old Dominion Freight Line, Inc.	14,209	$3,018,418
	Otis Worldwide Corp.	25,486	1,984,850
	PACCAR, Inc.	27,402	3,255,358
	Parker-Hannifin Corp.	4,082	3,712,252
	Paychex, Inc.	15,964	1,478,745
	Pentair PLC	941	75,948
	Quanta Services, Inc.	9,442	6,871,604
*	RBC Bearings, Inc.	1,320	790,799
	Republic Services, Inc.	20,169	4,219,758
*	Rocket Lab Corp.	700	57,757
	Rockwell Automation, Inc.	6,327	2,587,174
	Rollins, Inc.	31,352	1,747,247
	RTX Corp.	33,900	5,968,773
	Snap-on, Inc.	4,289	1,644,403
	Southwest Airlines Co.	44,803	1,698,930
	SS&C Technologies Holdings, Inc.	5,408	374,774
*	Symbotic, Inc.	1,660	98,106
	Textron, Inc.	1,500	143,940
	Trane Technologies PLC	8,893	4,380,158
	TransDigm Group, Inc.	2,335	2,708,553
#	TransUnion	8,827	626,717
*	Uber Technologies, Inc.	39,243	2,927,920
	Union Pacific Corp.	29,427	7,929,988
*	United Airlines Holdings, Inc.	26,447	2,380,230
	United Parcel Service, Inc., Class B	32,020	3,483,776
	United Rentals, Inc.	5,329	5,114,987
	Veralto Corp.	17,527	1,545,881
	Verisk Analytics, Inc.	9,344	1,723,875
	Vertiv Holdings Co., Class A	26,102	8,574,246
	Waste Management, Inc.	18,566	4,317,523
	Westinghouse Air Brake Technologies Corp.	7,851	2,118,906
	Woodward, Inc.	4,800	1,742,352
	WW Grainger, Inc.	3,106	3,607,153
*	XPO, Inc.	1,664	366,296
	Xylem, Inc.	12,382	1,463,057
TOTAL INDUSTRIALS			264,666,405
INFORMATION TECHNOLOGY — (32.0%)
	Accenture PLC, Class A	24,301	4,342,832
*	Adobe, Inc.	15,939	3,922,588
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Advanced Micro Devices, Inc.	34,989	$12,403,251
*	Akamai Technologies, Inc.	4,759	490,082
	Amphenol Corp., Class A	37,041	5,455,028
	Analog Devices, Inc.	10,219	4,110,695
	Apple, Inc.	610,638	165,696,376
	Applied Materials, Inc.	24,107	9,509,970
*	AppLovin Corp., Class A	9,592	4,281,389
*	Arista Networks, Inc.	22,476	3,881,830
*	Astera Labs, Inc.	6,298	1,226,473
*	Atlassian Corp., Class A	1,889	129,567
*	Autodesk, Inc.	12,532	2,970,084
	Bentley Systems, Inc., Class B	9,887	322,514
	Broadcom, Inc.	134,301	56,061,266
*	Cadence Design Systems, Inc.	6,082	2,004,566
	CDW Corp.	854	116,921
*	Ciena Corp.	8,300	4,378,914
	Cisco Systems, Inc.	127,807	11,694,340
*	Cloudflare, Inc., Class A	7,281	1,492,387
	Cognizant Technology Solutions Corp., Class A	37,272	1,971,689
*	Coherent Corp.	7,052	2,254,595
*	CoreWeave, Inc., Class A	4,849	541,148
	Corning, Inc.	26,347	4,327,231
*	Credo Technology Group Holding Ltd.	4,919	855,955
*	Crowdstrike Holdings, Inc., Class A	3,075	1,370,681
*	Datadog, Inc., Class A	9,332	1,233,597
	Dell Technologies, Inc., Class C	11,917	2,490,057
	Entegris, Inc.	6,800	961,384
*	Fair Isaac Corp.	1,468	1,504,700
*	First Solar, Inc.	7,698	1,554,149
*	Flex Ltd.	28,168	2,578,780
*	Fortinet, Inc.	44,083	3,716,638
	Gen Digital, Inc.	24,227	467,339
*	GLOBALFOUNDRIES, Inc.	3,134	202,456
*	Guidewire Software, Inc.	743	102,824
	Hewlett Packard Enterprise Co.	68,816	1,979,836
	HP, Inc.	53,926	1,124,896
*	HubSpot, Inc.	150	33,264

15

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Intel Corp.	79,598	$7,520,419
	International Business Machines Corp.	42,916	9,912,738
	Intuit, Inc.	7,652	2,972,802
	Jabil, Inc.	8,696	2,934,813
*	Keysight Technologies, Inc.	7,695	2,692,557
	KLA Corp.	5,598	9,798,459
	Lam Research Corp.	51,170	13,194,696
*	Lumentum Holdings, Inc.	755	681,252
*	MACOM Technology Solutions Holdings, Inc.	1,000	281,610
	Marvell Technology, Inc.	36,685	6,058,528
	Microchip Technology, Inc.	24,250	2,253,068
	Micron Technology, Inc.	40,324	20,853,960
	Microsoft Corp.	306,751	125,086,923
	MKS, Inc.	2,000	567,500
*	MongoDB, Inc.	2,562	642,626
	Monolithic Power Systems, Inc.	1,400	2,260,174
	Motorola Solutions, Inc.	9,050	3,973,222
	NetApp, Inc.	17,121	1,896,493
	NVIDIA Corp.	954,238	190,437,278
	NXP Semiconductors NV	18,922	5,555,310
*	Okta, Inc.	7,331	539,928
*	ON Semiconductor Corp.	24,533	2,473,172
	Oracle Corp.	67,823	10,945,954
*	Palantir Technologies, Inc., Class A	21,776	3,029,259
*	Palo Alto Networks, Inc.	8,728	1,565,105
*	PTC, Inc.	6,697	912,801
*	Pure Storage, Inc., Class A	14,308	1,022,307
	Qnity Electronics, Inc.	12,430	1,748,404
	QUALCOMM, Inc.	47,454	8,521,789
	Ralliant Corp.	3,067	139,364
	Roper Technologies, Inc.	4,462	1,583,162
	Salesforce, Inc.	19,555	3,452,044
*	Samsara, Inc., Class A	9,471	272,197
*	Sandisk Corp.	6,182	6,778,625
	Seagate Technology Holdings PLC	15,937	10,735,801
*	ServiceNow, Inc.	20,980	1,852,744
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Snowflake, Inc.	9,973	$1,361,015
#*	Super Micro Computer, Inc.	18,852	516,545
*	Synopsys, Inc.	2,589	1,249,451
	TD SYNNEX Corp.	5,500	1,254,990
	TE Connectivity PLC	18,112	3,833,586
*	Teledyne Technologies, Inc.	3,452	2,229,474
	Teradyne, Inc.	4,788	1,644,534
	Texas Instruments, Inc.	34,132	9,593,823
*	Trimble, Inc.	7,352	494,937
*	Twilio, Inc., Class A	10,455	1,547,967
*	Tyler Technologies, Inc.	883	301,227
	VeriSign, Inc.	6,713	1,803,515
	Western Digital Corp.	18,546	8,058,608
*	Workday, Inc., Class A	8,014	980,914
*	Zoom Communications, Inc.	15,880	1,542,742
*	Zscaler, Inc.	4,713	615,895
TOTAL INFORMATION TECHNOLOGY			825,938,599
MATERIALS — (2.5%)
	Air Products & Chemicals, Inc.	14,204	4,261,910
	Albemarle Corp.	3,088	607,410
	Alcoa Corp.	15,200	969,608
	Amcor PLC	34,668	1,318,771
	Avery Dennison Corp.	1,649	270,321
	Ball Corp.	13,176	804,790
	CF Industries Holdings, Inc.	12,800	1,589,760
	Corteva, Inc.	36,611	2,965,857
	CRH PLC (CRHCF US)	44,141	5,227,177
	Dow, Inc.	15,047	609,253
	DuPont de Nemours, Inc.	26,761	1,221,907
	Ecolab, Inc.	12,994	3,386,236
	Freeport-McMoRan, Inc.	63,054	3,643,260
	International Flavors & Fragrances, Inc.	5,444	382,169
	International Paper Co.	22,882	696,070
	Linde PLC	15,495	7,765,164
	LyondellBasell Industries NV, Class A	3,706	276,468
	Martin Marietta Materials, Inc.	2,706	1,675,203

16

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Newmont Corp.	80,310	$8,921,638
	Nucor Corp.	11,048	2,489,004
	Packaging Corp. of America	6,415	1,369,282
	PPG Industries, Inc.	17,260	1,872,710
	Reliance, Inc.	3,363	1,219,088
	Royal Gold, Inc.	6,400	1,493,632
	RPM International, Inc.	3,137	319,629
	Sherwin-Williams Co.	9,602	3,088,099
	Smurfit Westrock PLC	10,871	417,338
	Solstice Advanced Materials, Inc.	152	12,456
#	Southern Copper Corp.	3,761	645,726
	Steel Dynamics, Inc.	11,886	2,717,853
	Vulcan Materials Co.	8,330	2,513,494
TOTAL MATERIALS			64,751,283
REAL ESTATE — (0.1%)
*	CBRE Group, Inc., Class A	17,914	2,556,865
*	CoStar Group, Inc.	17,631	610,209
*	Jones Lang LaSalle, Inc.	233	74,124
*	Zillow Group, Inc. (ZG US), Class A	2,257	100,685
TOTAL REAL ESTATE			3,341,883
UTILITIES — (3.2%)
#	Alliant Energy Corp.	15,534	1,140,662
	Ameren Corp.	18,188	2,067,066
	American Electric Power Co., Inc.	38,448	5,271,605
	American Water Works Co., Inc.	13,125	1,685,513
	Atmos Energy Corp.	10,686	2,030,126
	CenterPoint Energy, Inc.	47,708	2,082,454
	CMS Energy Corp.	23,763	1,823,573
	Consolidated Edison, Inc.	25,358	2,827,163
	Constellation Energy Corp.	11,643	3,644,259
	Dominion Energy, Inc.	61,491	3,966,170
		Shares	Value†
UTILITIES — (Continued)
	DTE Energy Co.	14,452	$2,192,224
	Duke Energy Corp.	29,222	3,785,710
	Edison International	21,551	1,497,579
#	Entergy Corp.	29,359	3,461,720
	Evergy, Inc.	16,433	1,361,310
	Eversource Energy	26,822	1,896,315
	Exelon Corp.	73,556	3,382,841
	FirstEnergy Corp.	42,188	2,004,774
	NextEra Energy, Inc.	79,414	7,773,042
	NiSource, Inc.	36,661	1,769,993
	NRG Energy, Inc.	15,718	2,445,406
#	PG&E Corp.	126,899	2,109,061
	PPL Corp.	54,021	2,022,546
	Public Service Enterprise Group, Inc.	30,069	2,455,435
	Sempra	43,317	4,120,313
	Southern Co.	41,233	3,987,231
	Vistra Corp.	27,495	4,339,811
	WEC Energy Group, Inc.	21,385	2,522,147
	Xcel Energy, Inc.	43,578	3,614,795
TOTAL UTILITIES			83,280,844
TOTAL COMMON STOCKS			2,541,498,062

MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	23,469,643	23,469,643
TOTAL INVESTMENT SECURITIES (Cost $1,153,724,948)			2,564,967,705
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	1,335,500	15,445,061
TOTAL INVESTMENTS — (100.0%)
(Cost $1,169,170,009)			$2,580,412,766

17

U.S. Large Cap Equity Portfolio
CONTINUED
As of April 30, 2026, U.S. Large Cap Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	60	06/18/26	$20,246,691	$21,731,250	$1,484,559
Total Futures Contracts			$20,246,691	$21,731,250	$1,484,559
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$259,361,248	—	—	$259,361,248
Consumer Discretionary	259,227,688	—	—	259,227,688
Consumer Staples	138,932,664	—	—	138,932,664
Energy	124,429,139	—	—	124,429,139
Financials	298,215,085	—	—	298,215,085
Health Care	219,318,367	—	$34,857	219,353,224
Industrials	264,666,405	—	—	264,666,405
Information Technology	825,938,599	—	—	825,938,599
Materials	64,751,283	—	—	64,751,283
Real Estate	3,341,883	—	—	3,341,883
Utilities	83,280,844	—	—	83,280,844
Securities Lending Collateral	—	$15,445,061	—	15,445,061
Money Market Funds	23,469,643	—	—	23,469,643
Total Investments in Securities	$2,564,932,848	$15,445,061	$34,857˂˃	$2,580,412,766
Financial Instruments
Assets
Futures Contracts**	1,484,559	—	—	1,484,559
Total Financial Instruments	$1,484,559	—	—	$1,484,559
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
18

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The U.S. Large Cap Value Series	$24,625,348,994
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$24,625,348,994
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.
19

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.4%)
COMMUNICATION SERVICES — (1.7%)
#*	Advantage Solutions, Inc.	21,318	$730,568
#*	Angi, Inc.	100,106	734,778
*	Anterix, Inc.	9,391	453,773
	Array Digital Infrastructure, Inc.	400,863	19,918,883
	ATN International, Inc.	75,379	2,105,336
*	Bandwidth, Inc., Class A	174,909	6,438,400
*	Boston Omaha Corp., Class A	198,233	2,382,761
*	Bumble, Inc., Class A	336,903	1,398,147
#*	Cable One, Inc.	14,304	1,308,673
#*	Cars.com, Inc.	442,876	4,867,207
*	DHI Group, Inc.	23,907	57,138
*	DoubleVerify Holdings, Inc.	617,031	6,799,682
*	EverQuote, Inc., Class A	63,207	911,445
*	EW Scripps Co., Class A	534,434	2,559,939
*	Gaia, Inc.	90,128	282,101
*	GCI Liberty, Inc. (GLBKV US), Class C	228,408	7,822,974
*	GCI Liberty, Inc. (GLIBA US), Class A	27,092	944,427
	Gray Media, Inc. GTN US	535,635	3,020,981
*	Harte Hanks, Inc.	5,598	15,506
	John Wiley & Sons, Inc. (WLY US), Class A	246,468	10,087,935
#*	Liberty Global Ltd. (LBTYA US), Class A	1,152,403	13,344,827
*	Liberty Global Ltd. (LBTYK US), Class C	1,057,607	11,993,263
*	Liberty Latin America Ltd. (LILA US), Class A	296,625	2,408,595
*	Liberty Latin America Ltd. (LILAK US), Class C	1,171,622	9,736,179
*	Lionsgate Studios Corp.	86,077	1,070,798
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Magnite, Inc.	56,517	$724,265
	Marcus Corp.	163,826	2,886,614
#	National CineMedia, Inc.	210,229	712,676
#	News Corp. (NWS US), Class B	24,466	745,724
	News Corp. (NWSA US), Class A	66,218	1,742,858
#	Nexstar Media Group, Inc.	244,158	50,819,046
*»	Old Market Capital Corp.	32,722	137,432
*	PubMatic, Inc., Class A	155,272	1,518,560
*	QuinStreet, Inc.	9,206	117,469
*	Reservoir Media, Inc.	145,478	1,463,509
	Saga Communications, Inc., Class A	46,174	520,843
#	Scholastic Corp.	149,629	6,039,026
	Shenandoah Telecommunications Co.	195,128	3,069,363
	Shutterstock, Inc.	75,738	1,224,684
	Sinclair, Inc.	189,057	2,939,836
#	Sirius XM Holdings, Inc.	258,438	6,962,320
*	Sphere Entertainment Co.	675	96,154
	Spok Holdings, Inc.	139,989	1,496,482
#*	Stagwell, Inc.	246,369	1,544,734
*	Starz Entertainment Corp.	5,738	105,235
	Telephone & Data Systems, Inc.	783,985	35,326,364
#*	TripAdvisor, Inc.	357,654	3,980,689
*	Urban One, Inc. UONEK US	6,853	32,894
*	Versant Media Group, Inc.	185,010	7,435,552
#*	Vivid Seats, Inc., Class A	3,341	22,385
*	Yelp, Inc.	410,477	11,329,165
*	Ziff Davis, Inc.	218,929	10,018,191
*	ZoomInfo Technologies, Inc.	2,269,507	14,184,419
TOTAL COMMUNICATION SERVICES			278,590,805

20

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (12.4%)
#*	1-800-Flowers.com, Inc., Class A	304,592	$1,078,256
*	Abercrombie & Fitch Co., Class A	224,612	19,170,634
#	Academy Sports & Outdoors, Inc.	549,808	30,151,471
*	Adient PLC	513,366	10,806,354
	ADT, Inc.	5,565,596	41,908,938
#	Advance Auto Parts, Inc.	275,130	16,372,986
	AMCON Distributing Co.	3,649	324,214
	American Eagle Outfitters, Inc.	1,411,772	24,593,068
*	American Outdoor Brands, Inc.	100,581	946,467
*	American Public Education, Inc.	128,932	7,497,396
*	Aptiv PLC	39,666	2,390,273
	Aramark	928,286	42,413,387
	Arhaus, Inc.	102,294	756,976
*	Ark Restaurants Corp.	17,524	116,184
	Arko Corp.	425,241	2,806,591
*	Asbury Automotive Group, Inc.	150,131	30,580,183
	Autoliv, Inc.	94,322	10,934,749
*	AutoNation, Inc.	225,522	47,896,362
#*	Barnes & Noble Education, Inc.	7,933	78,219
	Bassett Furniture Industries, Inc.	82,584	1,204,075
*	Beachbody Co., Inc.	3,293	49,263
*	Beazer Homes USA, Inc.	8,196	176,952
*	Biglari Holdings, Inc. (BH US), Class B	15,476	4,785,953
*	Biglari Holdings, Inc. (BH/A US), Class A	943	1,537,269
#*	Birkenstock Holding PLC	777,225	30,109,696
*	BJ's Restaurants, Inc.	178,360	6,849,024
	Bloomin' Brands, Inc.	358,176	2,184,874
	BorgWarner, Inc.	1,684,556	95,969,155
*»	Bowl America, Inc.	14,256	0
*	Bright Horizons Family Solutions, Inc.	203,033	16,468,007
	Brightstar Lottery PLC	17,489	229,631
	Brunswick Corp.	436,591	34,687,155
	Build-A-Bear Workshop, Inc.	15,176	560,601
*	Caesars Entertainment, Inc.	152,897	4,250,537
	Caleres, Inc.	149,104	1,953,262
*	Callaway Golf Co.	1,094,956	16,752,827
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Camping World Holdings, Inc., Class A	27,239	$223,087
*	Capri Holdings Ltd.	6,400	124,864
*	CarMax, Inc.	176,594	6,941,910
	Carriage Services, Inc.	54,056	2,654,150
	Carter's, Inc.	148,107	5,349,625
*	Cato Corp., Class A	67,360	193,323
	Century Communities, Inc.	247,539	13,867,135
*	Champion Homes, Inc.	230,704	17,586,566
*	Citi Trends, Inc.	42,965	2,092,825
#	Columbia Sportswear Co.	232,456	14,161,220
*	Covista, Inc.	230,548	26,563,741
#	Cracker Barrel Old Country Store, Inc.	30,831	965,627
#	Cricut, Inc., Class A	85,588	368,884
*	Crocs, Inc.	255,178	26,023,052
	Dana, Inc.	1,073,669	39,135,235
*	Dauch Corp.	939,799	5,366,252
*	Dave & Buster's Entertainment, Inc.	10,950	123,407
#	Designer Brands, Inc., Class A	293,429	2,200,718
*	Destination XL Group, Inc.	198,512	122,541
*	Dorman Products, Inc.	167,630	18,860,051
#*	Dream Finders Homes, Inc., Class A	93,160	1,360,136
*	El Pollo Loco Holdings, Inc.	358,203	4,842,905
	Escalade, Inc.	37,371	698,838
	Ethan Allen Interiors, Inc.	228,482	4,875,806
*	First Watch Restaurant Group, Inc.	380,983	4,998,497
	Flanigan's Enterprises, Inc.	3,498	112,321
	Flexsteel Industries, Inc.	40,142	2,219,853
#*	Floor & Decor Holdings, Inc., Class A	539,373	26,105,653
*	Fox Factory Holding Corp.	1,307	23,199
*	Funko, Inc., Class A	230,208	1,015,217
	Gap, Inc.	3,050,617	75,014,672
*	Genesco, Inc.	76,198	2,704,267
	Gentex Corp.	1,056,637	24,418,881
*	Gentherm, Inc.	110,318	3,320,572
	Genuine Parts Co.	75,655	8,112,486

21

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	GigaCloud Technology, Inc., Class A	23,885	$1,062,644
	G-III Apparel Group Ltd.	293,900	9,166,741
#*	Global Business Travel Group I	132,950	779,087
	Gold.com, Inc.	156,888	7,089,769
»	Golden Entertainment, Inc.	7,107	187,187
*	Good Times Restaurants, Inc.	24,349	31,167
*	Goodyear Tire & Rubber Co.	2,363,730	16,735,208
	Graham Holdings Co., Class B	10,393	11,666,246
*	Green Brick Partners, Inc.	209,039	14,097,590
	Group 1 Automotive, Inc.	83,898	29,940,679
	Hamilton Beach Brands Holding Co., Class A	47,003	978,132
#	Harley-Davidson, Inc.	846,284	20,217,725
	Haverty Furniture Cos., Inc. (HVT US)	109,002	2,413,304
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	844	18,990
#*	Hilton Grand Vacations, Inc.	624,221	29,319,660
*	Holley, Inc.	6,483	21,394
	Hooker Furnishings Corp.	41,553	504,869
*	Hovnanian Enterprises, Inc., Class A	20,336	2,286,580
	J Jill, Inc.	42,421	540,444
	JAKKS Pacific, Inc.	81,678	1,777,313
	Jerash Holdings U.S., Inc.	25,144	87,753
	Johnson Outdoors, Inc., Class A	10,652	560,615
#	KB Home	221,451	11,734,688
	Kohl's Corp.	931,642	13,201,367
*	Lands' End, Inc.	150,337	1,697,305
#*	Latham Group, Inc.	439,349	2,666,848
	La-Z-Boy, Inc.	330,425	11,478,964
	LCI Industries	201,853	24,064,915
	Lear Corp.	413,127	52,520,836
*	Legacy Housing Corp.	117,858	2,563,412
*	LGI Homes, Inc.	85,656	4,194,574
*	Liberty Live Holdings, Inc., Class A	7,325	668,113
*	Liberty Live Holdings, Inc., Class C	8,643	808,985
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Life Time Group Holdings, Inc.	1,197,135	$32,095,189
	Lifetime Brands, Inc.	72,233	487,573
	Lithia Motors, Inc.	198,438	57,570,833
	LKQ Corp.	1,306,777	41,268,018
*	Lovesac Co.	23,549	372,310
*	M/I Homes, Inc.	132,543	17,428,079
	Macy's, Inc.	2,396,220	46,846,101
*	Malibu Boats, Inc., Class A	57,260	1,465,856
	Marine Products Corp.	77,379	612,842
*	MarineMax, Inc.	6,852	196,926
#	Marriott Vacations Worldwide Corp.	27,351	1,969,546
*	MasterCraft Boat Holdings, Inc.	102,504	2,393,468
*	Mattel, Inc.	2,290,500	34,540,740
#	Matthews International Corp., Class A	244,435	6,976,175
	Meritage Homes Corp.	504,272	33,957,676
*	MGM Resorts International	53,816	2,095,595
*	Mister Car Wash, Inc.	735,172	5,205,018
*	Mohawk Industries, Inc.	465,585	49,147,153
	Monarch Casino & Resort, Inc.	13,472	1,598,992
#	Monro, Inc.	71,463	1,254,890
*	Motorcar Parts of America, Inc.	153,373	1,720,845
	Movado Group, Inc.	97,831	2,664,916
*	National Vision Holdings, Inc.	579,792	13,462,770
	Newell Brands, Inc.	60,152	245,420
*	Ollie's Bargain Outlet Holdings, Inc.	36,779	3,181,751
#*	OneWater Marine, Inc., Class A	34,579	324,697
#	Oxford Industries, Inc.	74,671	3,198,906
#	Patrick Industries, Inc.	224,725	20,899,425
	Penske Automotive Group, Inc.	205,549	35,255,764
	Perdoceo Education Corp.	586,437	19,903,672
*	Petco Health & Wellness Co., Inc.	669,725	1,902,019
	Phinia, Inc.	323,061	23,308,851
	Polaris, Inc.	96,412	6,389,223
#*	Portillo's, Inc., Class A	35,190	219,938
#	PVH Corp.	401,433	36,707,034
	RCI Hospitality Holdings, Inc.	49,078	1,227,932
	Rocky Brands, Inc.	60,462	2,217,142

22

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Sally Beauty Holdings, Inc.	805,793	$11,426,145
#*	Savers Value Village, Inc.	88,662	749,194
#	Shoe Carnival, Inc.	204,403	3,785,544
	Signet Jewelers Ltd.	343,875	30,615,191
	Smith & Wesson Brands, Inc.	346,218	5,380,228
	Sonic Automotive, Inc., Class A	188,460	14,841,225
	Standard Motor Products, Inc.	185,111	6,917,598
	Steven Madden Ltd.	382,653	14,372,447
*	Stoneridge, Inc.	82,056	574,392
	Strategic Education, Inc.	180,618	14,160,451
*	Strattec Security Corp.	25,896	1,948,933
*	Stride, Inc.	225,103	21,871,007
	Sturm Ruger & Co., Inc.	54,672	2,371,671
	Superior Group of Cos., Inc.	99,407	1,121,311
*	Target Hospitality Corp.	110,757	1,610,407
*	Taylor Morrison Home Corp.	814,183	49,453,475
#	Thor Industries, Inc.	441,006	34,857,114
	Toll Brothers, Inc.	747,269	106,216,816
*	Tri Pointe Homes, Inc.	73,287	3,436,427
#*	Under Armour, Inc. (UA US), Class C	1,557,218	9,452,313
#*	Under Armour, Inc. (UAA US), Class A	561,238	3,530,187
*	Unifi, Inc.	31,253	113,761
*	Universal Electronics, Inc.	36,800	154,928
	Upbound Group, Inc.	246,588	4,872,579
*	Urban Outfitters, Inc.	584,323	41,101,280
*	Versigent PLC	13,222	462,373
	Visteon Corp.	174,808	19,527,802
	Weyco Group, Inc.	79,509	2,623,002
#	Whirlpool Corp.	218,097	12,226,518
	Winnebago Industries, Inc.	159,650	5,206,186
*	Zumiez, Inc.	111,950	2,750,611
TOTAL CONSUMER DISCRETIONARY			2,064,466,010
CONSUMER STAPLES — (6.0%)
#	Albertsons Cos., Inc., Class A	2,713,079	45,715,381
	Alico, Inc.	20,539	854,628
	Andersons, Inc.	283,895	22,297,113
	B&G Foods, Inc.	78,402	434,347
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Boston Beer Co., Inc. , Class A	61,063	$14,474,373
#	Brown-Forman Corp. (BF/A US), Class A	77,744	2,043,112
#	Brown-Forman Corp. (BFB US), Class B	1,260,264	32,477,003
	Calavo Growers, Inc.	130,558	3,676,513
#	Cal-Maine Foods, Inc.	398,541	30,791,278
#	Campbell's Co.	1,893,872	39,373,599
*	Central Garden & Pet Co. (CENT US)	96,135	3,558,918
*	Central Garden & Pet Co. (CENTA US), Class A	405,800	13,618,648
	Coffee Holding Co., Inc.	10,036	46,667
	Conagra Brands, Inc.	3,289,328	47,201,857
*	Coty, Inc., Class A	520,638	1,280,769
*	Darling Ingredients, Inc.	1,163,849	74,754,021
	Dole PLC	579,853	8,802,169
	Edgewell Personal Care Co.	361,275	8,146,751
*	elf Beauty, Inc.	3,300	211,101
*	Farmer Bros Co.	69,829	89,381
#	Flowers Foods, Inc.	965,494	8,747,376
	Fresh Del Monte Produce, Inc.	404,864	16,959,753
*	Freshpet, Inc.	3,543	238,727
#*	Grocery Outlet Holding Corp.	35,613	281,699
	Hormel Foods Corp.	1,214,117	26,067,092
	Ingles Markets, Inc., Class A	121,249	11,090,646
	Ingredion, Inc.	520,028	58,107,929
	Interparfums, Inc.	31,702	2,891,856
	J&J Snack Foods Corp.	20,116	1,775,438
	J.M. Smucker Co.	824,722	80,847,498
	John B Sanfilippo & Son, Inc.	45,049	3,684,558
	Lamb Weston Holdings, Inc.	63,252	2,754,625
*	Mannatech, Inc.	1,106	4,877
#*	Maplebear, Inc.	639,008	27,061,989
	Marzetti Co.	3,384	440,868
	McCormick & Co., Inc. (MKC US)	534,194	27,158,423
*	Mission Produce, Inc.	393,632	5,455,739
	Molson Coors Beverage Co., Class B	1,457,121	62,277,352

23

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Natural Grocers by Vitamin Cottage, Inc.	9,159	$265,245
*	Nature's Sunshine Products, Inc.	127,387	3,459,831
	Nu Skin Enterprises, Inc., Class A	93,421	681,973
	Oil-Dri Corp. of America	69,231	5,050,401
*	Performance Food Group Co.	555,234	50,281,991
	Pilgrim's Pride Corp.	846,726	28,026,631
*	Post Holdings, Inc.	379,654	39,768,756
	PriceSmart, Inc.	227,546	35,706,518
	Primo Brands Corp.	39,649	808,047
	Reynolds Consumer Products, Inc.	799,931	16,774,553
	Seaboard Corp.	6,428	36,549,158
*	Seneca Foods Corp. (SENEA US), Class A	55,353	7,741,671
*»	Seneca Foods Corp. (SENEB US), Class B	289	40,180
	Smithfield Foods, Inc.	201,445	5,293,975
	Spectrum Brands Holdings, Inc.	213,153	17,606,438
#	Tootsie Roll Industries, Inc.	97,687	4,124,345
»	TreeHouse Foods, Inc.	252,154	486,657
*	United Natural Foods, Inc.	364,756	18,245,095
	Universal Corp.	209,895	11,246,174
*	USANA Health Sciences, Inc.	87,741	1,671,466
	Village Super Market, Inc., Class A	105,957	4,565,687
#*	Vital Farms, Inc.	45,325	618,686
#	Weis Markets, Inc.	224,531	15,757,586
TOTAL CONSUMER STAPLES			990,465,138
ENERGY — (10.9%)
*	Antero Resources Corp.	2,050,813	80,514,918
#	APA Corp.	2,738,503	111,539,227
	Archrock, Inc.	166,334	6,445,443
	Ardmore Shipping Corp.	319,165	5,655,604
#	Atlas Energy Solutions, Inc.	137,565	2,390,880
*	BKV Corp.	1,308	41,241
	Bristow Group, Inc.	211,486	10,390,307
		Shares	Value†
ENERGY — (Continued)
	Cactus, Inc., Class A	136,879	$7,626,898
	California Resources Corp.	571,434	39,006,085
	Chord Energy Corp. (CHRD US)	221,712	32,281,267
*	CNX Resources Corp.	1,175,632	45,743,841
*	Comstock Resources, Inc.	2,047,391	35,665,551
#	Core Laboratories, Inc.	222,191	3,255,098
	Core Natural Resources, Inc.	162,969	14,624,838
#	Crescent Energy Co., Class A	2,283,131	30,708,112
	DHT Holdings, Inc.	1,297,339	23,974,825
	Dorian LPG Ltd.	335,989	12,952,376
*	Drilling Tools International Corp.	7,933	27,369
*	DT Midstream, Inc.	352,500	52,166,475
	Epsilon Energy Ltd.	59,502	378,433
#	Evolution Petroleum Corp.	155,519	746,491
*	Expro Group Holdings NV	686,749	12,505,699
*	Forum Energy Technologies, Inc.	66,854	4,203,111
	FutureFuel Corp.	517	2,575
#*	Geospace Technologies Corp.	25,693	235,091
*	Gran Tierra Energy, Inc. (GTE US)	3,136	29,039
	Granite Ridge Resources, Inc.	263,918	1,591,426
*	Gulfport Energy Corp.	79,136	15,236,845
*	Helix Energy Solutions Group, Inc.	968,769	10,026,759
	Helmerich & Payne, Inc.	753,607	30,430,651
	HF Sinclair Corp.	1,317,694	88,562,214
*	Innovex International, Inc.	446,224	12,391,640
	International Seaways, Inc.	407,040	33,763,968
	Kodiak Gas Services, Inc.	311,797	21,139,837
#*	Kosmos Energy Ltd.	879,266	2,708,139
	Liberty Energy, Inc.	1,291,991	43,656,376
	Magnolia Oil & Gas Corp., Class A	1,221,957	36,951,980
#	Matador Resources Co.	1,016,761	64,503,318
	Mexco Energy Corp.	1,995	19,671
	Murphy Oil Corp.	1,200,708	50,141,566
*	Nabors Industries Ltd.	59,099	6,064,148

24

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	NACCO Industries, Inc., Class A	48,745	$2,348,534
*	National Energy Services Reunited Corp.	182,564	4,553,146
	Natural Gas Services Group, Inc.	101,538	4,131,581
*	NCS Multistage Holdings, Inc.	1,837	100,429
#	Noble Corp. PLC	778,744	39,739,306
#	Nordic American Tankers Ltd.	1,559,416	8,701,541
#	Northern Oil & Gas, Inc.	440,586	11,966,316
	NOV, Inc.	2,752,838	56,323,065
*	Oceaneering International, Inc.	393,142	14,758,551
*	Oil States International, Inc.	369,660	4,243,697
	Ovintiv, Inc.	1,821,793	112,131,359
*	Par Pacific Holdings, Inc.	308,595	20,265,434
#	Patterson-UTI Energy, Inc.	3,187,076	38,946,069
	PBF Energy, Inc., Class A	4,828	209,342
	Peabody Energy Corp.	459,968	12,262,747
	Permian Resources Corp., Class A	6,485,187	140,209,743
*	PrimeEnergy Resources Corp.	10,933	2,422,643
*	ProPetro Holding Corp.	791,208	13,553,393
#	Range Resources Corp.	1,218,986	53,025,891
	Ranger Energy Services, Inc., Class A	172,620	3,013,945
*	REX American Resources Corp.	330,216	16,015,476
	Riley Exploration Permian, Inc.	76,081	2,751,850
#	RPC, Inc.	1,508,408	11,886,255
	SandRidge Energy, Inc.	273,818	4,257,870
	Scorpio Tankers, Inc.	425,867	34,635,763
*	SEACOR Marine Holdings, Inc.	126,447	960,997
*	Seadrill Ltd.	459,400	22,827,586
	Select Water Solutions, Inc.	819,102	13,703,576
	SFL Corp. Ltd.	1,103,195	12,719,838
	SM Energy Co.	1,216,592	37,750,850
	Smart Sand, Inc.	199,636	1,099,994
		Shares	Value†
ENERGY — (Continued)
*	Talos Energy, Inc.	1,168,639	$18,604,733
	Teekay Corp. Ltd.	684,880	9,149,997
	Teekay Tankers Ltd., Class A	248,014	19,481,500
*	Tidewater, Inc.	263,811	23,566,237
#*	Transocean Ltd.	5,813,388	39,647,306
	VAALCO Energy, Inc.	493,317	3,241,093
*	Valaris Ltd.	453,918	46,290,558
#	Vitesse Energy, Inc.	208,733	3,915,831
TOTAL ENERGY			1,815,713,374
FINANCIALS — (26.4%)
	1st Source Corp.	200,764	14,762,177
#*	Acacia Research Corp.	365,447	1,856,471
	ACNB Corp.	49,009	2,484,266
	Affiliated Managers Group, Inc.	35,422	10,437,801
*	Affinity Bancshares, Inc.	6,529	146,380
	Alerus Financial Corp.	70,551	1,900,644
	Ally Financial, Inc.	2,213,182	98,243,149
	Amalgamated Financial Corp.	210,195	8,592,772
	American Coastal Insurance Corp.	76,663	912,290
	American Financial Group, Inc.	122,740	16,357,560
	Ameris Bancorp	526,081	44,848,405
	AMERISAFE, Inc.	13,971	423,321
	AmeriServ Financial, Inc.	127,994	506,856
	Ames National Corp.	53,958	1,520,536
	Arrow Financial Corp.	115,759	4,265,719
	Associated Banc-Corp.	1,282,516	36,115,651
	Associated Capital Group, Inc., Class A	12,498	491,796
	Assurant, Inc.	130,153	30,751,249
	Assured Guaranty Ltd.	294,577	24,125,856
	Atlantic Union Bankshares Corp.	889,750	33,499,087
*	Atlanticus Holdings Corp.	87,722	6,966,004
	Auburn National BanCorp, Inc.	1,419	34,013
	Axis Capital Holdings Ltd.	560,742	56,304,104
*	Axos Financial, Inc.	415,922	40,111,518
	Banc of California, Inc.	657,980	12,323,965
	Bank of Hawaii Corp.	69,501	5,526,025
	Bank of Marin Bancorp	61,956	1,588,552

25

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bank of NT Butterfield & Son Ltd.	242,963	$13,472,298
	Bank of the James Financial Group, Inc.	3,940	90,462
	Bank OZK	879,137	42,339,238
	Bank7 Corp.	34,224	1,469,579
	BankUnited, Inc.	531,172	24,688,875
	Bankwell Financial Group, Inc.	44,663	2,309,970
	Banner Corp.	227,749	15,238,686
	Bar Harbor Bankshares	104,613	3,582,995
	BayCom Corp.	84,162	2,523,177
	BCB Bancorp, Inc.	62,198	631,310
	Beacon Financial Corp.	637,553	18,189,387
	BOK Financial Corp.	450,624	60,288,985
*	Bowhead Specialty Holdings, Inc.	1,051	24,993
#	Bread Financial Holdings, Inc.	378,727	32,108,475
*	Bridgewater Bancshares, Inc.	146,920	2,663,660
*	Brighthouse Financial, Inc.	462,056	28,767,607
*	Broadway Financial Corp.	2,440	19,447
	Burke & Herbert Financial Services Corp.	44,440	2,857,936
	Business First Bancshares, Inc.	126,923	3,475,152
*	BV Financial, Inc.	14,589	285,653
	Byline Bancorp, Inc.	279,801	8,995,602
	C&F Financial Corp.	22,203	1,659,674
	California BanCorp	27,431	512,685
*»	California First Leasing Corp.	33	876
	Camden National Corp.	115,911	5,583,433
	Capital Bancorp, Inc.	72,785	2,292,000
	Capital City Bank Group, Inc.	134,890	6,227,871
	Capitol Federal Financial, Inc.	844,963	6,489,316
*	Carter Bankshares, Inc.	140,292	3,591,475
	Cass Information Systems, Inc.	686	32,441
	Cathay General Bancorp	509,923	28,570,986
	CB Financial Services, Inc.	2,041	71,802
		Shares	Value†
FINANCIALS — (Continued)
	Central Pacific Financial Corp.	181,467	$6,039,222
	CF Bankshares, Inc.	2,987	87,519
	Chemung Financial Corp.	29,841	1,981,741
	ChoiceOne Financial Services, Inc.	16,454	494,114
	Citizens & Northern Corp.	107,176	2,366,446
	Citizens Community Bancorp, Inc.	29,356	609,137
	Citizens Financial Services, Inc.	1,525	96,319
	City Holding Co.	24,894	3,060,966
	Civista Bancshares, Inc.	110,777	2,755,024
	CNB Financial Corp.	151,990	4,617,456
	CNO Financial Group, Inc.	721,123	32,053,917
	Cohen & Co., Inc.	1,075	25,241
	Colony Bankcorp, Inc.	114,958	2,280,767
	Columbia Banking System, Inc.	1,714,405	50,746,388
#*	Columbia Financial, Inc.	118,811	2,284,736
	Commerce Bancshares, Inc.	749,774	39,010,741
	Community Bancorp/VT	389	15,541
	Community Financial System, Inc.	283,076	17,935,695
	Community Trust Bancorp, Inc.	161,465	10,483,922
	Community West Bancshares	169,440	4,019,117
	ConnectOne Bancorp, Inc.	316,515	9,248,568
*	Consumer Portfolio Services, Inc.	213,629	1,939,751
	Corebridge Financial, Inc.	1,844,544	50,798,742
	Cullen/Frost Bankers, Inc.	179,828	26,062,472
*	Customers Bancorp, Inc.	246,050	18,766,233
	CVB Financial Corp.	1,195,175	24,345,715
	Dime Community Bancshares, Inc.	272,134	9,766,889
	Donegal Group, Inc. (DGICA US), Class A	269,955	4,540,643
	Eagle Bancorp Montana, Inc.	32,573	720,515

26

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	East West Bancorp, Inc.	178,859	$22,620,298
*	eHealth, Inc.	83,112	171,211
	Employers Holdings, Inc.	157,217	6,621,980
	Enact Holdings, Inc.	302,623	12,931,081
*	Encore Capital Group, Inc.	73,038	6,045,355
*	Enova International, Inc.	28,533	4,833,776
	Enterprise Financial Services Corp.	260,109	15,039,502
	Equity Bancshares, Inc., Class A	108,555	4,921,884
	Essent Group Ltd.	737,908	44,658,192
*	Euronet Worldwide, Inc.	178,111	12,891,674
	Everest Group Ltd.	27,976	9,980,718
	EVERTEC, Inc.	17,892	528,351
#*	EZCORP, Inc., Class A	400,915	13,141,994
	F&G Annuities & Life, Inc.	150,935	4,322,778
#	Farmers & Merchants Bancorp, Inc.	21,747	582,385
	Farmers National Banc Corp.	234,183	3,294,955
	FB Financial Corp.	407,758	22,047,475
	Federal Agricultural Mortgage Corp. (AGM US), Class C	67,483	11,728,545
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	301	40,537
	Fidelity D&D Bancorp, Inc.	1,845	83,191
	Fidelity National Financial, Inc.	609,152	31,858,650
*	Finance of America Cos., Inc., Class A	7,860	155,235
	Financial Institutions, Inc.	127,381	4,339,871
	Finward Bancorp	2,970	95,575
*	Finwise Bancorp	4,384	68,171
	First American Financial Corp.	750,316	52,619,661
	First BanCorp	1,258,317	30,551,937
	First Bancorp, Inc.	78,661	2,238,692
	First Bancorp/Southern Pines NC	252,953	14,605,506
	First Bank	133,741	1,984,716
	First Busey Corp.	633,954	16,609,595
		Shares	Value†
FINANCIALS — (Continued)
	First Business Financial Services, Inc.	76,778	$4,314,924
	First Capital, Inc.	520	28,122
	First Commonwealth Financial Corp.	803,569	14,793,705
	First Community Bankshares, Inc.	170,490	7,266,284
	First Community Corp.	30,444	901,447
	First Financial Bancorp	804,297	24,354,113
	First Financial Bankshares, Inc.	1,500	48,405
	First Financial Corp.	83,564	5,487,648
	First Hawaiian, Inc.	904,951	24,687,063
	First Horizon Corp.	3,817,933	95,295,608
	First Internet Bancorp	24,169	553,953
#	First Interstate BancSystem, Inc., Class A	715,065	25,377,657
	First Merchants Corp.	391,770	15,843,179
	First Mid Bancshares, Inc.	148,088	6,233,024
	First National Corp.	1,877	50,153
	First Northwest Bancorp	9,844	98,440
	First United Corp.	44,311	1,646,597
*	First Western Financial, Inc.	45,514	1,288,501
*	Firstsun Capital Bancorp	12,658	447,587
	Five Star Bancorp	38,707	1,565,698
	FNB Corp.	2,547,855	45,479,212
	Franklin Financial Services Corp.	3,364	189,561
#	Franklin Resources, Inc.	2,580,081	77,325,028
	FS Bancorp, Inc.	67,176	2,730,033
	Fulton Financial Corp.	1,423,950	30,743,080
	FVCBankcorp, Inc.	56,749	888,689
*	Genworth Financial, Inc.	3,371,765	29,637,814
	German American Bancorp, Inc.	200,380	8,630,367
	Glacier Bancorp, Inc.	91,779	4,501,760
	Globe Life, Inc.	482,379	74,431,080
	Great Southern Bancorp, Inc.	107,469	7,331,535
*	Green Dot Corp., Class A	284,672	3,572,634
*	Greenlight Capital Re Ltd., Class A	135,921	2,490,073
	Hamilton Insurance Group Ltd., Class B	131,032	4,293,919

27

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hancock Whitney Corp.	667,108	$45,036,461
	Hanmi Financial Corp.	190,718	5,704,375
	Hanover Bancorp, Inc.	2,297	54,485
	Hanover Insurance Group, Inc.	106,333	19,957,641
	Hawthorn Bancshares, Inc.	1,225	41,185
	HBT Financial, Inc.	67,694	1,879,185
	HCI Group, Inc.	28,290	4,344,495
	Hennessy Advisors, Inc.	3,114	31,140
#	Heritage Financial Corp.	207,988	5,723,830
*	Heritage Insurance Holdings, Inc.	222,699	6,529,535
	Hilltop Holdings, Inc.	445,203	16,770,797
#	Hingham Institution For Savings	4,157	1,181,419
	Home Bancorp, Inc.	51,747	3,218,146
	Home BancShares, Inc.	778,623	20,921,600
	HomeTrust Bancshares, Inc.	92,960	4,245,483
	Hope Bancorp, Inc.	834,412	10,388,429
	Horace Mann Educators Corp.	290,708	13,209,772
	Horizon Bancorp, Inc.	30,195	546,529
	Independent Bank Corp. (IBCP US)	151,509	5,031,614
	Independent Bank Corp. (INDB US)	318,749	24,859,235
	International Bancshares Corp.	566,808	40,662,806
*	International Money Express, Inc.	783	12,458
	Invesco Ltd.	3,072,948	80,541,967
	Investar Holding Corp.	60,618	1,679,725
	Investors Title Co.	12,508	2,961,644
	Jackson Financial, Inc., Class A	569,757	65,960,768
	James River Group Holdings, Inc.	9,349	57,964
	Janus Henderson Group PLC	216,465	11,171,759
	Kearny Financial Corp.	230,075	1,849,803
	Kemper Corp.	354,481	11,942,465
	Kingstone Cos., Inc.	13,450	224,212
	Lake Shore Bancorp, Inc.	550	8,943
	Lakeland Financial Corp.	15,804	956,458
		Shares	Value†
FINANCIALS — (Continued)
	Landmark Bancorp, Inc.	5,752	$152,543
	LCNB Corp.	64,093	1,038,948
*	LendingClub Corp.	793,570	13,546,240
#	Lincoln National Corp.	1,114,163	42,126,503
	Live Oak Bancshares, Inc.	214,637	8,070,351
	Magyar Bancorp, Inc.	2,641	45,953
	MainStreet Bancshares, Inc.	14,242	333,548
#	Mechanics Bancorp, Class A	90,718	1,339,451
	Mercantile Bank Corp.	131,599	6,752,345
	Merchants Bancorp	209,411	9,745,988
	Mercury General Corp.	407,752	39,678,347
	Meridian Corp.	44,049	829,002
	Metrocity Bankshares, Inc.	69,725	2,230,503
#	Metropolitan Bank Holding Corp.	60,358	5,332,629
	MGIC Investment Corp.	1,849,492	48,974,548
	Mid Penn Bancorp, Inc.	66,155	2,181,130
	MVB Financial Corp.	70,332	1,837,775
	National Bank Holdings Corp., Class A	296,731	12,670,414
	National Bankshares, Inc.	26,314	941,910
	Navient Corp.	333,615	3,082,603
	NB Bancorp, Inc.	17,629	346,057
#	NBT Bancorp, Inc.	380,903	16,641,652
	Nelnet, Inc., Class A	236,090	33,453,953
#*	NerdWallet, Inc., Class A	218,738	2,371,120
*	NI Holdings, Inc.	67,290	866,695
	Nicolet Bankshares, Inc.	135,860	19,900,773
*	NMI Holdings, Inc.	653,363	25,291,682
	Northeast Bank	65,706	8,170,541
	Northeast Community Bancorp, Inc.	52,432	1,258,106
	Northfield Bancorp, Inc.	315,171	4,396,635
	Northrim BanCorp, Inc.	230,276	5,648,670
	Northwest Bancshares, Inc.	987,256	13,653,750
	Norwood Financial Corp.	6,936	203,017
	Oak Valley Bancorp	17,008	562,625
	OceanFirst Financial Corp.	398,005	7,589,955

28

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OFG Bancorp	439,706	$20,208,888
	Ohio Valley Banc Corp.	14,586	649,223
	Old National Bancorp	2,326,205	55,759,134
#	Old Republic International Corp.	937,537	37,454,603
	Old Second Bancorp, Inc.	312,302	6,436,544
	OneMain Holdings, Inc.	916,154	53,842,371
*	Onity Group, Inc.	55,704	2,562,941
	OP Bancorp	82,461	1,182,491
*	Oportun Financial Corp.	219,800	1,338,582
	Oppenheimer Holdings, Inc., Class A	69,671	7,975,936
*	OptimumBank Holdings, Inc.	28,972	158,187
	Orange County Bancorp, Inc.	8,535	291,043
	Origin Bancorp, Inc.	158,950	7,442,039
	Orrstown Financial Services, Inc.	120,293	4,419,565
	Park National Corp.	52,882	9,105,752
	Parke Bancorp, Inc.	71,204	2,143,952
	Pathfinder Bancorp, Inc.	806	11,203
	Pathward Financial, Inc.	123,786	10,749,576
*	Payoneer Global, Inc.	544,208	2,710,156
#*	Paysafe Ltd.	278,963	2,521,826
	PCB Bancorp	69,853	1,685,553
	Peapack-Gladstone Financial Corp.	109,259	4,561,563
	PennyMac Financial Services, Inc.	274,787	24,810,518
	Peoples Bancorp of North Carolina, Inc.	21,195	835,507
	Peoples Bancorp, Inc.	299,601	10,306,274
	Peoples Financial Services Corp.	33,075	1,883,952
	Pinnacle Financial Partners, Inc.	538,495	53,278,695
*	Pioneer Bancorp, Inc.	30,679	436,562
	Plumas Bancorp	7,571	386,197
*	Ponce Financial Group, Inc.	145,118	2,533,760
	Popular, Inc.	450,528	67,727,874
	Preferred Bank	105,700	10,012,961
	Primis Financial Corp.	56,452	827,586
	Princeton Bancorp, Inc.	9,121	326,258
*	ProAssurance Corp.	52,336	1,292,699
		Shares	Value†
FINANCIALS — (Continued)
	PROG Holdings, Inc.	52,460	$1,879,642
	Prosperity Bancshares, Inc.	675,112	47,021,551
	Provident Financial Holdings, Inc.	48,431	831,076
	Provident Financial Services, Inc.	904,191	20,507,052
	QCR Holdings, Inc.	142,828	12,914,508
	Radian Group, Inc.	766,440	27,461,545
	RBB Bancorp	119,621	2,885,259
	Red River Bancshares, Inc.	11,849	1,075,060
	Regional Management Corp.	95,361	3,561,733
	Reinsurance Group of America, Inc.	206,188	43,600,514
	RenaissanceRe Holdings Ltd.	226,885	69,646,888
	Renasant Corp.	616,805	24,604,351
*	Repay Holdings Corp.	186,899	708,347
	Republic Bancorp, Inc., Class A	107,892	8,170,661
	Richmond Mutual BanCorp, Inc.	6,765	107,022
	Riverview Bancorp, Inc.	236,806	1,226,655
	S&T Bancorp, Inc.	285,624	12,604,587
	Safety Insurance Group, Inc.	116,012	8,719,462
	SB Financial Group, Inc.	2,698	56,226
	Seacoast Banking Corp. of Florida	355,354	11,182,990
*	Security National Financial Corp., Class A	75,459	739,498
	Selective Insurance Group, Inc.	2,582	216,759
	ServisFirst Bancshares, Inc.	2,463	196,104
	Shore Bancshares, Inc.	216,314	4,174,860
	Sierra Bancorp	99,344	3,584,332
*	SiriusPoint Ltd.	852,099	19,947,638
#	SLM Corp.	1,371,277	31,649,073
	SmartFinancial, Inc.	104,570	4,385,666
	Sound Financial Bancorp, Inc.	476	19,587
	South Plains Financial, Inc.	82,663	3,395,796
*	Southern First Bancshares, Inc.	55,782	3,140,527
	Southern Missouri Bancorp, Inc.	68,788	4,694,093

29

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Southside Bancshares, Inc.	209,559	$6,921,734
	Southstate Bank Corp.	748,234	73,080,015
	Stellar Bancorp, Inc.	287,455	10,796,810
*††	Sterling Bancorp, Inc.	86,728	0
	Stewart Information Services Corp.	217,475	15,221,075
	Stifel Financial Corp.	76,474	6,026,916
	Stock Yards Bancorp, Inc.	49,448	3,576,574
*	Texas Capital Bancshares, Inc.	389,879	39,260,815
#	TFS Financial Corp.	75,265	1,131,986
*	Third Coast Bancshares, Inc.	42,715	1,594,978
	Timberland Bancorp, Inc.	66,770	2,662,788
	Tiptree, Inc.	382,659	6,597,041
	Tompkins Financial Corp.	96,215	8,108,038
	Towne Bank	536,694	19,084,839
	TriCo Bancshares	233,558	11,740,961
*	Triumph Financial, Inc.	118,401	8,013,380
	TrustCo Bank Corp.	163,612	7,787,931
	Trustmark Corp.	559,782	24,837,527
	UMB Financial Corp.	343,485	43,337,502
	United Bancorp, Inc.	4,772	78,165
	United Bancshares, Inc.	1,289	48,557
	United Bankshares, Inc.	994,350	43,562,473
	United Community Banks, Inc.	935,483	31,179,648
	United Fire Group, Inc.	175,139	7,061,604
	Unity Bancorp, Inc.	74,071	3,872,432
	Universal Insurance Holdings, Inc.	226,982	8,995,297
	Univest Financial Corp.	331,684	12,600,675
	Unum Group	708,750	56,969,325
	USCB Financial Holdings, Inc.	5,179	94,465
	Valley National Bancorp	4,322,296	58,653,557
#*	Velocity Financial, Inc.	57,682	1,112,686
#	Victory Capital Holdings, Inc., Class A	183,887	14,436,968
	Virginia National Bankshares Corp.	8,911	376,044
#	Virtus Investment Partners, Inc.	45,964	6,690,060
#	Voya Financial, Inc.	231,017	18,934,153
		Shares	Value†
FINANCIALS — (Continued)
	WaFd, Inc.	624,384	$22,103,194
	Walker & Dunlop, Inc.	225,506	11,354,227
	Waterstone Financial, Inc.	193,859	3,493,339
	Webster Financial Corp.	227,824	16,485,345
	WesBanco, Inc.	580,183	19,946,692
	West BanCorp, Inc.	110,824	2,654,235
	Westamerica BanCorp	90,380	4,954,632
	Western Alliance Bancorp	378,762	30,884,253
	Western New England Bancorp, Inc.	163,145	2,275,873
	Westwood Holdings Group, Inc.	38,264	629,060
	White Mountains Insurance Group Ltd.	19,855	44,316,161
	Wintrust Financial Corp.	285,825	43,036,670
*	World Acceptance Corp.	29,372	4,322,384
	WSFS Financial Corp.	461,271	33,197,674
	WVS Financial Corp.	111	1,576
	Zions Bancorp NA	1,140,924	72,357,400
TOTAL FINANCIALS			4,373,657,191
HEALTH CARE — (5.6%)
#*	Acadia Healthcare Co., Inc.	484,081	12,535,278
*	ACADIA Pharmaceuticals, Inc.	2,442	54,823
*	Accendra Health, Inc.	551,748	2,046,985
	Acme United Corp.	30,908	1,259,810
*	AdaptHealth Corp.	933,859	12,242,892
*	Addus HomeCare Corp.	124,735	12,085,574
#»	Adverum Biotechnologies, Inc.	10,137	8,110
*	Align Technology, Inc.	169,517	29,836,687
#*	Alkermes PLC	509,261	17,167,188
*	American Shared Hospital Services	38,407	55,690
*	Amneal Pharmaceuticals, Inc.	25,607	329,562
#*	Amphastar Pharmaceuticals, Inc.	241,681	5,307,315
*	ANI Pharmaceuticals, Inc.	8,385	666,188

30

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Anika Therapeutics, Inc.	61,119	$760,932
*	Astrana Health, Inc.	96,453	3,292,905
*	Avanos Medical, Inc.	3,046	74,993
*	Avantor, Inc.	916,260	7,421,706
*	BioCryst Pharmaceuticals, Inc.	5,357	49,070
*	BioMarin Pharmaceutical, Inc.	139,354	7,512,574
*	Bio-Rad Laboratories, Inc., Class A	147,211	41,236,745
*	Black Diamond Therapeutics, Inc.	70,518	186,873
*	BrightSpring Health Services, Inc.	13,600	652,392
	Bruker Corp.	5,129	188,286
*	CareCloud, Inc.	5,170	15,613
*	CareDx, Inc.	69,293	1,441,987
*	Castle Biosciences, Inc.	73,062	1,789,288
#*	Catalyst Pharmaceuticals, Inc.	282,315	7,941,521
*	Certara, Inc.	1,182,448	7,248,406
*	Charles River Laboratories International, Inc.	265,368	44,308,495
	CONMED Corp.	74,956	2,747,887
*	Cooper Cos., Inc.	252,209	15,863,946
*	Cross Country Healthcare, Inc.	57,867	585,614
#*	Cumberland Pharmaceuticals, Inc.	64,869	271,801
#*	Elanco Animal Health, Inc.	3,738,631	83,633,175
*	Emergent BioSolutions, Inc.	374,052	3,078,448
*	Enovis Corp.	106,720	2,501,517
*	Envista Holdings Corp.	1,282,770	33,275,054
*	Fate Therapeutics, Inc.	77,804	97,255
*	FONAR Corp.	44,510	842,574
*	Fortrea Holdings, Inc.	9,997	114,966
*	Globus Medical, Inc., Class A	84,942	7,660,070
*	GoodRx Holdings, Inc., Class A	247,927	585,108
*	Haemonetics Corp.	122,792	7,378,571
*	Harmony Biosciences Holdings, Inc.	300,318	9,387,941
#*	Health Catalyst, Inc.	212,456	265,570
		Shares	Value†
HEALTH CARE — (Continued)
*	HealthEquity, Inc.	34,810	$2,855,464
	HealthStream, Inc.	296,976	6,165,222
*	Henry Schein, Inc.	151,877	11,328,505
*	ICON PLC	75,303	8,910,604
*	ICU Medical, Inc.	60,892	7,258,326
*	ImmuCell Corp.	4,747	40,160
*	InfuSystem Holdings, Inc.	88,819	899,736
*	Innoviva, Inc.	551,001	12,667,513
#*	Integer Holdings Corp.	112,181	9,929,140
*	Integra LifeSciences Holdings Corp.	199,261	2,100,211
*	Jazz Pharmaceuticals PLC	158,018	32,080,814
*	Keros Therapeutics, Inc.	9,412	104,661
*	Kewaunee Scientific Corp.	21,404	792,162
*	LENSAR, Inc.	57,837	302,488
*	LifeStance Health Group, Inc.	295,963	2,240,440
*	LivaNova PLC	239,222	14,377,242
*	Merit Medical Systems, Inc.	1,443	98,384
	Mesa Laboratories, Inc.	17,382	1,738,200
*	MiMedx Group, Inc.	95,259	320,070
*	Molina Healthcare, Inc.	283,013	55,079,990
	National HealthCare Corp.	128,627	22,289,773
*	Neogen Corp.	1,050,883	9,878,300
#*»	OmniAb, Inc. (2200963D US)	10,236	0
#*»	OmniAb, Inc. (2200964D US)	10,240	0
*	OmniAb, Inc. (OABI UQ)	45,745	63,586
*	Omnicell, Inc.	184,348	7,635,694
*††	Opiant Pharmaceuticals, Inc.	26,299	0
*	OptimizeRx Corp.	20,264	126,245
*	Option Care Health, Inc.	58,916	1,197,762
*	OraSure Technologies, Inc.	20,780	63,171
*	Organogenesis Holdings, Inc.	256,622	603,062
	Organon & Co.	105,250	1,394,563
*	Pacira BioSciences, Inc.	50,719	1,292,827
*††	PDL BioPharma, Inc.	1,058,582	317,575

31

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Pediatrix Medical Group, Inc.	503,412	$11,331,804
*	Pennant Group, Inc.	31,559	988,428
	Perrigo Co. PLC	1,039,347	12,305,868
*	Prestige Consumer Healthcare, Inc.	239,714	13,500,693
*	Progyny, Inc.	1,895	35,209
*	Puma Biotechnology, Inc.	210,373	1,579,901
*	Q32 Bio, Inc.	340	1,904
#*	QuidelOrtho Corp.	289,810	3,564,663
#	Revvity, Inc.	288,918	25,026,077
††	Sage Therapeutics, Inc.	128,503	60,396
	Select Medical Holdings Corp.	616,983	10,124,691
	SIGA Technologies, Inc.	520,405	2,393,863
*	Simulations Plus, Inc.	2,566	36,360
*	Solventum Corp.	100,825	6,791,572
*	Supernus Pharmaceuticals, Inc.	446,671	21,440,208
#*	Surgery Partners, Inc.	279,653	3,923,532
*	Tactile Systems Technology, Inc.	163,645	3,767,108
*††	Tetraphase Pharmaceuticals, Inc.	1,600	0
*††	Third Harmonic Bio, Inc.	3,231	0
*	TruBridge, Inc.	102,198	2,626,489
	U.S. Physical Therapy, Inc.	63,186	4,500,107
	Universal Health Services, Inc., Class B	395,654	66,576,699
	Utah Medical Products, Inc.	21,809	1,426,745
*	Veracyte, Inc.	555,361	18,282,484
††	Verve Therapeutics, Inc.	182,864	340,127
	Viatris, Inc.	7,480,598	111,760,134
TOTAL HEALTH CARE			922,544,337
INDUSTRIALS — (16.1%)
*	AAR Corp.	323,275	35,679,862
	ABM Industries, Inc.	504,515	20,584,212
#	ACCO Brands Corp.	484,438	1,555,046
	Acuity, Inc.	34,079	9,875,072
	Aebi Schmidt Holding AG	216,027	2,510,234
*	AerSale Corp.	171,613	1,153,239
		Shares	Value†
INDUSTRIALS — (Continued)
	AGCO Corp.	481,946	$58,325,105
	Alamo Group, Inc.	89,621	15,543,866
#*	Alaska Air Group, Inc.	982,257	38,416,071
	Albany International Corp., Class A	115,070	6,678,663
#	Alight, Inc., Class A	3,808,487	3,151,142
*	Allegiant Travel Co.	141,998	10,740,729
	Allient, Inc.	88,281	6,725,247
*	Alpha Pro Tech Ltd.	21,849	100,505
#*	Amentum Holdings, Inc.	779,229	20,439,177
*	Ameresco, Inc., Class A	89,705	2,654,371
*	American Woodmark Corp.	106,895	4,669,174
	Apogee Enterprises, Inc.	183,439	6,677,180
	ArcBest Corp.	187,892	23,969,382
	Arcosa, Inc.	157,768	19,952,919
	Astec Industries, Inc.	222,271	14,452,060
*	Astronics Corp. (ATROB US), Class B	303	21,625
#*	Asure Software, Inc.	163,428	1,479,023
*	Avalon Holdings Corp., Class A	10,736	27,216
	AZZ, Inc.	185,862	26,585,700
	Barrett Business Services, Inc.	23,737	748,428
*	BlueLinx Holdings, Inc.	71,789	3,801,945
	Boise Cascade Co.	304,936	24,172,277
*	Bowman Consulting Group Ltd.	41,501	1,309,772
	Brady Corp., Class A	194,008	15,873,735
*	BrightView Holdings, Inc.	735,226	8,749,189
*	Broadwind, Inc.	36,608	97,377
*	Builders FirstSource, Inc.	694,426	54,922,152
*	CACI International, Inc., Class A	38,298	19,897,343
*	Cadeler AS (CDLR US), ADR	11,228	310,791
*	Casella Waste Systems, Inc., Class A	10,430	826,578
*	Civeo Corp.	97,811	3,120,171
#*	Clarivate PLC	2,271,875	6,520,281
	CNH Industrial NV	8,803,960	94,290,461
#	Columbus McKinnon Corp.	133,744	2,066,345
	CompX International, Inc.	11,938	277,797

32

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Concentrix Corp.	276,625	$6,589,208
*	Concrete Pumping Holdings, Inc.	327,365	2,592,731
*	Conduent, Inc.	751,676	1,285,366
#	Copa Holdings SA, Class A	208,054	24,067,687
*	Costamare Bulkers Holdings Ltd.	106,145	1,834,186
	Costamare, Inc.	888,885	14,773,269
	Covenant Logistics Group, Inc.	178,159	6,210,623
*	Custom Truck One Source, Inc.	647,224	6,375,156
	Deluxe Corp.	348,288	10,849,171
*	Distribution Solutions Group, Inc.	120,693	3,265,953
*	DLH Holdings Corp.	54,086	314,781
*	DNOW, Inc.	887,735	11,975,545
	Douglas Dynamics, Inc.	150,480	6,941,642
*	Ducommun, Inc.	24,367	3,458,408
*	DXP Enterprises, Inc.	48,772	8,327,819
	Eastern Co.	41,930	916,590
*	Energy Recovery, Inc.	22,053	244,127
	EnerSys	242,444	51,703,607
	Ennis, Inc.	238,930	4,988,858
	Enpro, Inc.	115,338	33,626,794
*	Enviri Corp.	325,916	6,417,286
	Esab Corp.	19,372	1,903,686
	Espey Mfg. & Electronics Corp.	14,746	1,045,344
	EVI Industries, Inc.	3,546	65,849
#*	First Advantage Corp.	108,082	1,379,126
	Fortune Brands Innovations, Inc.	823,419	33,381,406
*	Franklin Covey Co.	6,556	138,987
	Franklin Electric Co., Inc.	20,907	2,094,672
*	FTI Consulting, Inc.	115,982	20,795,573
*	Gates Industrial Corp. PLC	889,981	22,792,413
	GATX Corp.	192,750	37,763,580
	Genco Shipping & Trading Ltd.	262,570	6,364,697
*	Gencor Industries, Inc.	87,818	1,306,732
	Genpact Ltd.	1,105,850	38,428,287
*	Gibraltar Industries, Inc.	237,542	9,271,264
	Global Industrial Co.	444	14,701
	Gorman-Rupp Co.	232,985	17,646,284
	Greenbrier Cos., Inc.	260,528	12,797,135
*	GXO Logistics, Inc.	567,999	32,449,783
*	Hayward Holdings, Inc.	1,103,034	16,556,540
		Shares	Value†
INDUSTRIALS — (Continued)
*	Healthcare Services Group, Inc.	500,878	$10,723,798
#	Heartland Express, Inc.	414,526	5,546,358
	Helios Technologies, Inc.	230,638	15,775,639
	Herc Holdings, Inc.	215,086	27,298,715
*	Hillman Solutions Corp.	1,188,838	9,700,918
	HNI Corp.	417,438	15,253,185
	Hub Group, Inc., Class A	487,592	21,371,157
*	Hudson Technologies, Inc.	269,753	1,688,654
	Huntington Ingalls Industries, Inc.	652	237,517
*	Hurco Cos., Inc.	12,845	215,282
	Hyster-Yale, Inc.	40,659	1,604,811
*	IBEX Holdings Ltd.	37,785	1,048,534
	ICF International, Inc.	131,585	9,429,381
	IDEX Corp.	85,730	18,676,280
	Insteel Industries, Inc.	157,866	4,132,932
	Interface, Inc.	419,588	11,698,113
*	Janus International Group, Inc.	470,184	2,444,957
*	JELD-WEN Holding, Inc.	559,555	766,590
	KBR, Inc.	92,738	3,476,748
	Kennametal, Inc.	586,813	22,715,531
*	Kirby Corp.	236,963	35,672,410
	Knight-Swift Transportation Holdings, Inc.	1,222,697	79,353,035
	Korn Ferry	428,274	28,454,525
*	L.B. Foster Co., Class A	97,525	2,985,240
	Lindsay Corp.	46,796	5,239,748
	LSI Industries, Inc.	222,148	5,400,418
	Luxfer Holdings PLC	155,002	2,332,780
*	Manitowoc Co., Inc.	150,339	2,043,107
	Marten Transport Ltd.	513,914	7,749,823
*	Mastech Digital, Inc.	15,385	100,772
#*	Masterbrand, Inc.	720,367	6,468,896
	Matson, Inc.	233,223	40,681,088
	Maximus, Inc.	402,416	26,406,538
*	Mayville Engineering Co., Inc.	148,464	3,386,464
	McGrath RentCorp	163,084	18,028,936
*	Mercury Systems, Inc.	18,245	1,439,713
*	Middleby Corp.	22,794	3,199,366
	Miller Industries, Inc.	92,931	4,459,759
	MillerKnoll, Inc.	173,386	2,788,047
*	Mistras Group, Inc.	230,828	4,358,033

33

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Montrose Environmental Group, Inc.	66,279	$1,395,173
	MSC Industrial Direct Co., Inc., Class A	104,375	10,674,431
	Mueller Industries, Inc.	10,665	1,444,361
	National Presto Industries, Inc.	51,455	7,195,467
	NL Industries, Inc.	129,861	779,166
*	NPK International, Inc.	638,055	10,432,199
*	NWPX Infrastructure, Inc.	81,341	7,999,074
*	OPENLANE, Inc.	855,583	26,899,530
*	Orion Group Holdings, Inc.	243,430	3,315,517
	Oshkosh Corp.	397,776	62,172,389
#	Owens Corning	513,807	63,372,955
*	PAMT Corp.	132,032	1,333,523
	Pangaea Logistics Solutions Ltd.	372,058	2,849,964
	Park-Ohio Holdings Corp.	102,443	2,965,725
*	Parsons Corp.	6,064	305,686
*	Perma-Pipe International Holdings, Inc.	61,684	2,018,917
	Preformed Line Products Co.	46,079	15,309,748
*	Proto Labs, Inc.	169,288	10,971,555
	Quad/Graphics, Inc.	13,982	104,026
	Quanex Building Products Corp.	275,164	5,486,770
*	Radiant Logistics, Inc.	433,980	3,649,772
	Regal Rexnord Corp.	385,201	82,829,771
*	Resideo Technologies, Inc.	1,144,848	47,362,362
	Robert Half, Inc.	14,192	377,649
	Rush Enterprises, Inc. (RUSHA US), Class A	494,431	36,602,727
	Rush Enterprises, Inc. (RUSHB US), Class B	88,002	6,411,826
	Ryder System, Inc.	337,277	85,590,784
*	Saia, Inc.	33,268	14,931,344
	Schneider National, Inc., Class B	750,587	23,335,750
	Science Applications International Corp.	254,127	24,591,870
	Sensata Technologies Holding PLC	1,079,892	44,966,703
#*	Shoals Technologies Group, Inc., Class A	337,133	2,676,836
*	SkyWest, Inc.	334,813	27,494,844
		Shares	Value†
INDUSTRIALS — (Continued)
*	StandardAero, Inc.	65,728	$1,633,998
	Standex International Corp.	3,982	1,087,086
#	Stanley Black & Decker, Inc.	713,033	55,730,659
*	Sun Country Airlines Holdings, Inc.	448,790	7,090,882
#	TaskUS, Inc., Class A	102,346	663,202
*	Taylor Devices, Inc.	13,663	758,297
*	Team, Inc.	504	8,795
	Tecnoglass, Inc.	166,227	7,161,059
#	Tennant Co.	75,272	6,250,587
	Terex Corp.	514,866	32,024,665
	Textron, Inc.	308,378	29,591,953
*	Thermon Group Holdings, Inc.	281,158	17,007,247
#*	TIC Solutions, Inc.	531,587	4,858,705
	Timken Co.	335,302	37,181,639
*	Titan International, Inc.	319,469	2,434,354
*	Titan Machinery, Inc.	2,622	54,826
*	Transcat, Inc.	29,850	2,271,585
	TransUnion	307,341	21,821,211
	Trinity Industries, Inc.	662,258	21,596,233
*	TrueBlue, Inc.	4,812	26,418
*	TTEC Holdings, Inc.	1,936	5,634
	Tutor Perini Corp.	140,427	13,048,477
	Twin Disc, Inc.	96,821	1,599,483
	UFP Industries, Inc.	166,062	14,860,888
*	U-Haul Holding Co. (UHAL US)	50,051	2,570,619
	U-Haul Holding Co. (UHAL/B US)	436,741	20,828,178
*	Ultralife Corp.	128,286	885,173
	UniFirst Corp.	111,937	28,601,023
#	Universal Logistics Holdings, Inc.	99,375	2,392,950
#*	Upwork, Inc.	554,174	5,735,701
*	V2X, Inc.	182,396	12,368,273
*	Vestis Corp.	682,901	6,637,798
	Virco Mfg. Corp.	97,024	587,965
*	VirTra, Inc.	38,880	173,405
	Wabash National Corp.	95,241	827,644
	Werner Enterprises, Inc.	502,218	18,516,778
	WESCO International, Inc.	378,383	132,101,073
*	Wilhelmina International, Inc.	2,000	6,750
*	Willdan Group, Inc.	415	31,540
	Willis Lease Finance Corp.	44,164	8,574,441
	WillScot Holdings Corp.	92,760	2,100,086

34

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Worthington Enterprises, Inc.	267,383	$14,510,875
TOTAL INDUSTRIALS			2,670,326,695
INFORMATION TECHNOLOGY — (7.6%)
*	8x8, Inc.	339,913	652,633
*	ACI Worldwide, Inc.	226,966	9,809,471
*	Akamai Technologies, Inc.	1,055,855	108,731,948
*	Alarm.com Holdings, Inc.	1,386	61,552
#*	Alithya Group, Inc., Class A	17,314	17,312
*	Alpha & Omega Semiconductor Ltd.	140,523	6,102,914
	Amdocs Ltd.	619,068	40,035,128
	Amkor Technology, Inc.	1,783,995	124,433,651
*	Amtech Systems, Inc.	99,906	1,739,363
*	Arrow Electronics, Inc.	417,523	78,423,345
*	AstroNova, Inc.	16,179	220,034
*	Aviat Networks, Inc.	38,393	880,352
	Avnet, Inc.	779,014	64,276,445
*	Axcelis Technologies, Inc.	38,268	5,323,462
	Benchmark Electronics, Inc.	288,233	23,649,518
*	CCC Intelligent Solutions Holdings, Inc.	69,689	365,170
*	Cerence, Inc.	312,487	2,843,632
*	Cirrus Logic, Inc.	84,994	13,860,822
#*	Cleanspark, Inc.	1,930,680	24,191,420
	Climb Global Solutions, Inc.	2,148	35,829
*	Coda Octopus Group, Inc.	1,944	21,987
	Crane NXT Co.	301,888	13,488,356
*	Crexendo, Inc.	58,135	380,203
	CSP, Inc.	5	46
	CTS Corp.	226,221	12,917,219
*	Daktronics, Inc.	257,487	5,062,194
*	Diebold Nixdorf, Inc.	129,956	9,981,920
*	Digi International, Inc.	325,526	18,242,477
*»	Digital Turbine, Inc.	93,602	330,415
*	Diodes, Inc.	278,796	29,872,991
	Dolby Laboratories, Inc., Class A	36,858	2,364,072
*	DXC Technology Co.	1,398,084	15,826,311
*	eGain Corp.	73,927	558,888
#*	EPAM Systems, Inc.	30,443	3,463,805
	ePlus, Inc.	193,354	16,375,150
*	Everforth, Inc.	168,130	3,547,543
*	Five9, Inc.	39,795	684,474
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Globant SA	8,723	$359,649
*	Harmonic, Inc.	424,545	4,852,549
#	Information Services Group, Inc.	299,886	1,223,535
*	Insight Enterprises, Inc.	63,354	4,618,507
*	inTEST Corp.	91,990	1,719,293
*	IPG Photonics Corp.	237,903	28,291,425
#*	Itron, Inc.	259,537	21,749,201
*	Key Tronic Corp.	83,360	236,742
*	Kimball Electronics, Inc.	198,793	5,369,399
*	Knowles Corp.	881,164	27,483,505
*	KVH Industries, Inc.	63,048	573,737
*	Kyndryl Holdings, Inc.	218,552	3,020,389
*	LiveRamp Holdings, Inc.	458,837	13,411,806
*	Mitek Systems, Inc.	289,511	4,041,574
*	N-able, Inc.	198,044	1,025,868
*	NCR Voyix Corp.	813,166	5,602,714
*	NetScout Systems, Inc.	589,042	19,850,715
*	NetSol Technologies, Inc.	19,650	66,810
	OneSpan, Inc.	165,923	1,921,388
	PC Connection, Inc.	189,718	12,092,625
#*	Penguin Solutions, Inc.	326,859	9,939,782
*	Photronics, Inc.	515,728	25,518,221
*	Plexus Corp.	124,036	31,080,941
*	Powerfleet, Inc. NJ	41,501	133,633
*	Progress Software Corp.	58,098	1,618,029
*	Qorvo, Inc.	100,021	9,423,979
	Ralliant Corp.	90,284	4,102,505
*	Rapid7, Inc.	30,009	177,053
*	RF Industries Ltd.	25,760	374,293
*	Ribbon Communications, Inc.	683,995	1,805,747
	Richardson Electronics Ltd.	27,531	396,446
*	Rogers Corp.	3,980	540,285
*	Sanmina Corp.	189,031	41,174,732
*	ScanSource, Inc.	214,001	8,799,721
*††	Silicon Graphics, Inc.	494	0
#	Skyworks Solutions, Inc.	181,264	12,719,295
*	Sprinklr, Inc., Class A	55,024	270,718
*	Synaptics, Inc.	9,068	848,674
	TD SYNNEX Corp.	497,245	113,461,364
*	Trio-Tech International	15,770	221,884
*	TTM Technologies, Inc.	477,653	75,574,258
*	Turtle Beach Corp.	32,174	370,645

35

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Universal Display Corp.	880	$76,639
#*	Veeco Instruments, Inc.	379,431	18,914,635
*	Viasat, Inc.	689,083	45,417,461
	Vishay Intertechnology, Inc.	974,806	28,240,130
*	Vishay Precision Group, Inc.	69,013	4,169,765
#	Xerox Holdings Corp.	1,220,753	2,746,694
*	Zebra Technologies Corp., Class A	96,891	21,922,558
TOTAL INFORMATION TECHNOLOGY			1,256,323,570
MATERIALS — (6.5%)
	AdvanSix, Inc.	137,511	3,391,021
	Alcoa Corp.	1,233,839	78,706,590
#*	Alpha Metallurgical Resources, Inc.	103,062	19,215,910
*	Ampco-Pittsburgh Corp.	55,446	605,470
	AptarGroup, Inc.	198,925	24,603,044
	Ashland, Inc.	361,359	19,245,980
	Avient Corp.	632,756	23,462,593
*	Axalta Coating Systems Ltd.	1,535,604	43,672,578
	Ball Corp.	1,729,635	105,646,106
	Cabot Corp.	250,369	19,268,398
#	Caledonia Mining Corp. PLC	72,203	1,653,449
	Celanese Corp.	225,813	15,301,089
	CF Industries Holdings, Inc.	969,933	120,465,679
*	Clearwater Paper Corp.	137,724	1,888,196
*	Coeur Mining, Inc. CDE US	1,100,033	19,767,593
	Commercial Metals Co.	909,447	62,715,465
*	Core Molding Technologies, Inc.	37,724	1,016,662
	Eastman Chemical Co.	720,128	52,634,156
*	Ecovyst, Inc.	852,545	12,089,088
#	Element Solutions, Inc.	462,255	19,687,440
	Ferroglobe PLC	320,734	1,488,206
	Flexible Solutions International, Inc.	25,410	157,542
	Fortitude Gold Corp.	93,160	461,142
	Friedman Industries, Inc.	65,387	1,346,318
		Shares	Value†
MATERIALS — (Continued)
#	Graphic Packaging Holding Co.	1,707,983	$16,277,078
	Greif, Inc. (GEF US), Class A	229,568	14,977,016
	Greif, Inc. (GEF/B US), Class B	56,549	4,537,492
	HB Fuller Co.	328,924	19,906,480
	Hecla Mining Co.	564,187	10,166,650
	Innospec, Inc.	204,346	15,583,426
*	Intrepid Potash, Inc.	59,608	2,358,689
	Kaiser Aluminum Corp.	117,274	19,987,008
*	Knife River Corp.	94,018	8,701,366
	Koppers Holdings, Inc.	153,015	6,247,602
	Kronos Worldwide, Inc.	378,459	2,815,735
	Louisiana-Pacific Corp.	96,799	6,987,920
*	LSB Industries, Inc.	323,066	4,813,683
	Materion Corp.	131,303	24,134,804
	Mativ Holdings, Inc.	242,709	2,252,340
#*	McEwen, Inc.	100,196	2,172,249
	Mercer International, Inc.	331,722	371,529
*	Metallus, Inc.	311,026	5,984,140
	Minerals Technologies, Inc.	229,041	16,477,210
	Mosaic Co.	2,197,518	51,136,244
	Myers Industries, Inc.	164,694	3,394,343
	NewMarket Corp.	1,318	890,467
	Nexa Resources SA	103,221	1,559,669
	Northern Technologies International Corp.	50,024	400,192
#*	O-I Glass, Inc.	1,198,912	10,922,088
	Olin Corp.	797,948	22,725,559
	Orion SA	403,971	3,037,862
*	Perimeter Solutions, Inc.	533,288	16,158,626
#	Quaker Chemical Corp.	61,962	8,420,016
*	Rayonier Advanced Materials, Inc.	414,580	3,934,364
††	Resolute Forest Products, Inc.	792,851	211,136
	Ryerson Holding Corp.	252,719	7,002,844
#	Sensient Technologies Corp.	18,975	2,156,319
	Silgan Holdings, Inc.	680,170	27,580,894
#	Sonoco Products Co.	479,498	23,955,720
	Stepan Co.	149,142	7,461,574
	SunCoke Energy, Inc.	686,514	4,682,025
	Sylvamo Corp.	146,044	6,240,460
*	Tredegar Corp.	157,691	1,513,834
	TriMas Corp.	299,831	11,099,744

36

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Tronox Holdings PLC	4,254	$42,497
#	Warrior Met Coal, Inc.	99,539	8,943,579
	Westlake Corp.	47,649	5,492,977
	Worthington Steel, Inc.	327,307	12,578,408
TOTAL MATERIALS			1,074,783,573
REAL ESTATE — (0.8%)
*	AMREP Corp.	19,322	532,321
*	Compass, Inc., Class A	770,405	5,831,966
*	Cushman & Wakefield Ltd.	1,792,582	25,167,851
*	Forestar Group, Inc.	342,030	9,665,768
*	FRP Holdings, Inc.	132,200	2,777,522
*	Howard Hughes Holdings, Inc.	354,444	22,071,228
*	Jones Lang LaSalle, Inc.	115,571	36,766,602
	Kennedy-Wilson Holdings, Inc.	658,291	7,175,372
	Marcus & Millichap, Inc.	96,272	2,675,399
	Newmark Group, Inc., Class A	890,467	14,354,328
*	RE/MAX Holdings, Inc., Class A	29,410	314,687
	RMR Group, Inc., Class A	42,997	765,777
#*	Seaport Entertainment Group, Inc.	23,103	514,966
#*	Stratus Properties, Inc.	20,940	633,644
#*	Tejon Ranch Co.	75,317	1,473,954
TOTAL REAL ESTATE			130,721,385
UTILITIES — (0.4%)
	Genie Energy Ltd., Class B	61,095	853,497
	MDU Resources Group, Inc.	1,103,292	24,857,169
	Shares	Value†
UTILITIES — (Continued)
* Montauk Renewables, Inc.	8,651	$12,630
New Jersey Resources Corp.	385,598	21,713,023
Ormat Technologies, Inc.	147,035	16,894,322
TOTAL UTILITIES		64,330,641
TOTAL COMMON STOCKS		15,641,922,719
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» Xerox Holdings Corp. Warrants 02/14/2028	531,500	98,009
TOTAL RIGHTS/WARRANTS		98,009

MONEY MARKET FUNDS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 3.600%	169,162,260	169,162,259
TOTAL INVESTMENT SECURITIES (Cost $11,142,804,431)		15,811,182,987
SECURITIES LENDING COLLATERAL — (4.6%)
@§ The DFA Short Term Investment Fund	66,420,182	768,149,405
TOTAL INVESTMENTS — (100.0%)
(Cost $11,911,001,583)		$16,579,332,392
As of April 30, 2026, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	468	06/18/26	$164,091,437	$169,503,750	$5,412,313
Total Futures Contracts			$164,091,437	$169,503,750	$5,412,313

37

U.S. Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$278,453,373	$137,432	—	$278,590,805
Consumer Discretionary	2,064,278,823	187,187	—	2,064,466,010
Consumer Staples	989,938,301	526,837	—	990,465,138
Energy	1,815,713,374	—	—	1,815,713,374
Financials	4,373,656,315	876	—	4,373,657,191
Health Care	921,818,129	8,110	$718,098	922,544,337
Industrials	2,670,326,695	—	—	2,670,326,695
Information Technology	1,256,323,570	—	—	1,256,323,570
Materials	1,074,572,437	—	211,136	1,074,783,573
Real Estate	130,721,385	—	—	130,721,385
Utilities	64,330,641	—	—	64,330,641
Rights/Warrants
Information Technology	—	98,009	—	98,009
Securities Lending Collateral	—	768,149,405	—	768,149,405
Money Market Funds	169,162,259	—	—	169,162,259
Total Investments in Securities	$15,809,295,302	$769,107,856	$929,234˂˃	$16,579,332,392
Financial Instruments
Assets
Futures Contracts**	5,412,313	—	—	5,412,313
Total Financial Instruments	$5,412,313	—	—	$5,412,313
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
38

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.5%)
COMMUNICATION SERVICES — (2.6%)
*	Advantage Solutions, Inc.	17,779	$609,286
#*	AMC Global Media, Inc.	341,113	2,896,049
#*	Angi, Inc.	471,517	3,460,935
#*	Anterix, Inc.	11,070	534,902
#	Array Digital Infrastructure, Inc.	557,445	27,699,442
	ATN International, Inc.	125,223	3,497,478
*	Bandwidth, Inc., Class A	372,039	13,694,756
#*	Boston Omaha Corp., Class A	412,866	4,962,649
*	Bumble, Inc., Class A	1,606,138	6,665,473
#*	Cable One, Inc.	32,443	2,968,210
#*	Cars.com, Inc.	774,798	8,515,030
*	Creative Realities, Inc.	16,024	58,488
*	DHI Group, Inc.	564,689	1,349,607
*	DoubleVerify Holdings, Inc.	1,005,647	11,082,230
*	EW Scripps Co., Class A	881,886	4,224,234
*	Gaia, Inc.	21,134	66,149
*	GCI Liberty, Inc. (GLBKV US), Class C	238,761	8,177,564
*	GCI Liberty, Inc. (GLIBA US), Class A	28,819	1,004,630
#	Gray Media, Inc. GTN US	1,218,009	6,869,571
	Gray Media, Inc. GTNA US, Class A	3,121	33,395
#	John Wiley & Sons, Inc. (WLY US), Class A	115,255	4,717,387
*	Liberty Broadband Corp. (LBRDA US), Class A	54,153	2,081,100
*	Liberty Broadband Corp. (LBRDK US), Class C	296,488	11,411,823
*	Liberty Global Ltd. (LBTYA US), Class A	2,212,823	25,624,490
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Global Ltd. (LBTYK US), Class C	1,950,707	$22,121,017
*	Liberty Latin America Ltd. (LILA US), Class A	502,598	4,081,096
#*	Liberty Latin America Ltd. (LILAK US), Class C	2,237,354	18,592,412
*	Magnite, Inc.	428,578	5,492,227
	Marcus Corp.	330,309	5,820,045
#	National CineMedia, Inc.	330,639	1,120,866
	Nexstar Media Group, Inc.	88,618	18,444,951
*»	Old Market Capital Corp.	133,561	560,956
#	Paramount Skydance Corp., Class B	728,481	7,459,645
*	PubMatic, Inc., Class A	276,996	2,709,021
*	Reservoir Media, Inc.	396,594	3,989,736
	Saga Communications, Inc., Class A	87,956	992,144
#	Scholastic Corp.	627,761	25,336,434
	Shenandoah Telecommunications Co.	519,567	8,172,789
	Shutterstock, Inc.	124,502	2,013,197
	Sinclair, Inc.	25,235	392,404
#	Sirius XM Holdings, Inc.	1,996,044	53,773,425
#*	Sphere Entertainment Co.	159,586	22,733,026
	Spok Holdings, Inc.	55,602	594,385
*	Stagwell, Inc.	428,926	2,689,366
	Telephone & Data Systems, Inc.	1,558,208	70,212,853
	Townsquare Media, Inc., Class A	331	2,138
#*	TripAdvisor, Inc.	849,936	9,459,788
#*	Urban One, Inc. UONE US	5,086	26,549
*	Urban One, Inc. UONEK US	9,015	43,272
*	Versant Media Group, Inc.	373,417	15,007,629
*	Yelp, Inc.	336,528	9,288,173

39

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Ziff Davis, Inc.	461,214	$21,105,153
*	ZoomInfo Technologies, Inc.	3,990,739	24,942,119
TOTAL COMMUNICATION SERVICES			509,381,694
CONSUMER DISCRETIONARY — (13.3%)
#*	1-800-Flowers.com, Inc., Class A	408,023	1,444,401
#	Academy Sports & Outdoors, Inc.	859,371	47,127,906
*	Adient PLC	1,013,145	21,326,702
	ADT, Inc.	9,586,597	72,187,075
#	Advance Auto Parts, Inc.	440,391	26,207,668
	AMCON Distributing Co.	6,961	618,486
	American Eagle Outfitters, Inc.	1,768,731	30,811,294
*	American Outdoor Brands, Inc.	166,073	1,562,747
*	American Public Education, Inc.	4	233
	Arhaus, Inc.	1,691	12,513
*	Ark Restaurants Corp.	2,951	19,565
	Arko Corp.	158,372	1,045,255
*	Asbury Automotive Group, Inc.	270,297	55,056,796
#*	Barnes & Noble Education, Inc.	5,566	54,881
	Bassett Furniture Industries, Inc.	150,490	2,194,144
*	Beazer Homes USA, Inc.	108,579	2,344,221
*	Biglari Holdings, Inc. (BH US), Class B	15,667	4,845,020
*	Biglari Holdings, Inc. (BH/A US), Class A	1,178	1,920,364
#*	Birkenstock Holding PLC	381,629	14,784,307
*	BJ's Restaurants, Inc.	135,128	5,188,915
	Bloomin' Brands, Inc.	585,906	3,574,027
	BorgWarner, Inc.	2,899,650	165,193,061
	Brunswick Corp.	394,582	31,349,540
*	Caesars Entertainment, Inc.	189,493	5,267,905
	Caleres, Inc.	11,592	151,855
*	Callaway Golf Co.	2,316,181	35,437,569
	Camping World Holdings, Inc., Class A	91,409	748,640
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Canterbury Park Holding Corp.	15,171	$240,309
*	Capri Holdings Ltd.	30,713	599,211
*	CarMax, Inc.	1,274,791	50,112,034
	Carter's, Inc.	470,123	16,980,843
*	Cato Corp., Class A	65,745	188,688
	Century Communities, Inc.	413,839	23,183,261
*	Citi Trends, Inc.	201	9,791
	Clarus Corp.	46,318	120,658
#	Columbia Sportswear Co.	391,943	23,877,168
*	Covista, Inc.	19,503	2,247,136
	Crown Crafts, Inc.	124,588	340,125
*	Culp, Inc.	25,135	82,694
	Dana, Inc.	1,864,856	67,974,001
*	Dauch Corp.	1,492,313	8,521,107
#	Designer Brands, Inc., Class A	560,268	4,202,010
*	Destination XL Group, Inc.	177,863	109,795
*	Dorman Products, Inc.	10,500	1,181,355
#*	Dream Finders Homes, Inc., Class A	429,232	6,266,787
*	El Pollo Loco Holdings, Inc.	410,623	5,551,623
	Escalade, Inc.	44,219	826,895
	Ethan Allen Interiors, Inc.	349,282	7,453,678
*	First Watch Restaurant Group, Inc.	783,429	10,278,588
	Flanigan's Enterprises, Inc.	5,134	164,853
	Flexsteel Industries, Inc.	102,638	5,675,881
*	Floor & Decor Holdings, Inc., Class A	36,842	1,783,153
*	Fox Factory Holding Corp.	331,220	5,879,155
*	Funko, Inc., Class A	320,358	1,412,779
#*	GameStop Corp., Class A	436,896	10,900,555
	Gap, Inc.	169,055	4,157,062
*	Genesco, Inc.	142,933	5,072,692
	Gentex Corp.	701,676	16,215,732
*	Gentherm, Inc.	291,185	8,764,669
#	G-III Apparel Group Ltd.	602,919	18,805,044
#*	Global Business Travel Group I	331,698	1,943,750

40

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Gold.com, Inc.	182,132	$8,230,545
»	Golden Entertainment, Inc.	29,399	774,323
*	Goodyear Tire & Rubber Co.	3,852,515	27,275,806
	Graham Holdings Co., Class B	89,923	100,939,467
*	Green Brick Partners, Inc.	460,876	31,081,477
	Group 1 Automotive, Inc.	166,220	59,318,931
	Hamilton Beach Brands Holding Co., Class A	17,045	354,706
#	Harley-Davidson, Inc.	1,363,793	32,581,015
	Haverty Furniture Cos., Inc. (HVT US)	218,452	4,836,527
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	5,701	128,273
*	Helen of Troy Ltd.	10,642	246,362
*	Hilton Grand Vacations, Inc.	582,769	27,372,660
*	Holley, Inc.	759,125	2,505,113
	Hooker Furnishings Corp.	234,234	2,845,943
*	Hovnanian Enterprises, Inc., Class A	21,385	2,404,529
	J Jill, Inc.	15,712	200,171
	JAKKS Pacific, Inc.	146,374	3,185,098
	Jerash Holdings U.S., Inc.	2,993	10,446
	Johnson Outdoors, Inc., Class A	64,530	3,396,214
	KB Home	383,229	20,307,305
#	Kohl's Corp.	1,505,488	21,332,765
#	Krispy Kreme, Inc.	555,726	2,189,560
#	Lakeland Industries, Inc.	112,604	1,145,183
#*	Lands' End, Inc.	127,618	1,440,807
*	Latham Group, Inc.	745,131	4,522,945
	La-Z-Boy, Inc.	623,348	21,655,110
	LCI Industries	297,354	35,450,544
	Lear Corp.	688,466	87,524,683
*	Legacy Housing Corp.	290,766	6,324,161
*	LGI Homes, Inc.	318,703	15,606,886
*	Life Time Group Holdings, Inc.	1,607,662	43,101,418
	Lifetime Brands, Inc.	303,285	2,047,174
	Lithia Motors, Inc.	320,767	93,060,922
*	Live Ventures, Inc.	3,329	44,808
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LKQ Corp.	2,598,946	$82,074,715
#*	Lovesac Co.	122,035	1,929,373
*	M/I Homes, Inc.	362,972	47,727,188
	Macy's, Inc.	3,650,546	71,368,174
*	Malibu Boats, Inc., Class A	218,565	5,595,264
*	MarineMax, Inc.	288,033	8,278,068
#	Marriott Vacations Worldwide Corp.	450,587	32,446,770
*	MasterCraft Boat Holdings, Inc.	207,378	4,842,276
*	Mattel, Inc.	888,589	13,399,922
	Matthews International Corp., Class A	392,875	11,212,653
	Meritage Homes Corp.	800,533	53,907,892
#*	Mister Car Wash, Inc.	371,444	2,629,824
#*	Mobileye Global, Inc., Class A	542,437	4,713,778
*	Mohawk Industries, Inc.	787,728	83,152,568
#	Monro, Inc.	407,394	7,153,839
*	Motorcar Parts of America, Inc.	244,582	2,744,210
	Movado Group, Inc.	229,055	6,239,458
*	National Vision Holdings, Inc.	41,900	972,918
	Newell Brands, Inc.	5,612,797	22,900,212
»	Nobility Homes, Inc.	984	28,536
#*	OneWater Marine, Inc., Class A	171,193	1,607,502
#	Oxford Industries, Inc.	25,337	1,085,437
#	Patrick Industries, Inc.	117,404	10,918,572
#	Penske Automotive Group, Inc.	107,818	18,492,943
	Perdoceo Education Corp.	608,044	20,637,013
*	Petco Health & Wellness Co., Inc.	3,105,623	8,819,969
*	PetMed Express, Inc.	43,322	97,041
	Phinia, Inc.	491,254	35,443,976
#*	Portillo's, Inc., Class A	32,416	202,600
*	Pursuit Attractions & Hospitality, Inc.	84,540	3,557,443
	PVH Corp.	786,214	71,891,408
»	QEP Co., Inc.	4,152	200,417
	RCI Hospitality Holdings, Inc.	10,621	265,737
	Rocky Brands, Inc.	128,800	4,723,096
#*	Sally Beauty Holdings, Inc.	1,227,412	17,404,702
#	Shoe Carnival, Inc.	383,996	7,111,606

41

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Signet Jewelers Ltd.	504,058	$44,876,284
	Smith & Wesson Brands, Inc.	571,087	8,874,692
	Sonic Automotive, Inc., Class A	185,920	14,641,200
*	Sportsman's Warehouse Holdings, Inc.	535	754
	Standard Motor Products, Inc.	296,275	11,071,797
*	Stoneridge, Inc.	295,788	2,070,516
	Strategic Education, Inc.	338,379	26,528,914
*	Strattec Security Corp.	55,083	4,145,547
*	Stride, Inc.	53,680	5,215,549
	Superior Group of Cos., Inc.	214,092	2,414,958
*	Target Hospitality Corp.	50,397	732,772
*	Taylor Morrison Home Corp.	1,424,488	86,523,401
#	Thor Industries, Inc.	743,637	58,777,069
#*	Tilly's, Inc., Class A	73,744	300,138
	Toll Brothers, Inc.	97,718	13,889,637
#*	Under Armour, Inc. (UA US), Class C	3,024,480	18,358,594
#*	Under Armour, Inc. (UAA US), Class A	2,056,106	12,932,907
*	Universal Electronics, Inc.	59,585	250,853
	Upbound Group, Inc.	350,946	6,934,693
*	Urban Outfitters, Inc.	625,936	44,028,338
*	Vera Bradley, Inc.	260,213	1,069,475
	Visteon Corp.	289,619	32,353,339
	Weyco Group, Inc.	126,912	4,186,827
#	Whirlpool Corp.	372,874	20,903,316
	Winnebago Industries, Inc.	382,217	12,464,096
*	Zumiez, Inc.	240,376	5,906,038
TOTAL CONSUMER DISCRETIONARY			2,610,268,853
CONSUMER STAPLES — (5.3%)
#	Alico, Inc.	16,014	666,343
	Andersons, Inc.	656,367	51,551,064
	B&G Foods, Inc.	154,178	854,146
*	Bridgford Foods Corp.	13,817	102,937
	Calavo Growers, Inc.	37,665	1,060,646
#	Cal-Maine Foods, Inc.	482,468	37,275,478
#	Campbell's Co.	1,230,098	25,573,737
#*	Central Garden & Pet Co. (CENT US)	129,874	4,807,936
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Central Garden & Pet Co. (CENTA US), Class A	720,095	$24,166,388
#	Conagra Brands, Inc.	5,335,455	76,563,779
*	Coty, Inc., Class A	1,452,011	3,571,947
*	Darling Ingredients, Inc.	1,997,599	128,305,784
	Dole PLC	1,269,974	19,278,205
	Edgewell Personal Care Co.	644,052	14,523,373
#	Flowers Foods, Inc.	1,463,054	13,255,269
	Fresh Del Monte Produce, Inc.	966,701	40,495,105
#*	Grocery Outlet Holding Corp.	20,922	165,493
*	Honest Co., Inc.	127,244	445,354
	Hormel Foods Corp.	694,296	14,906,535
#*††	Imperial Sugar Co.	83,457	0
	Ingles Markets, Inc., Class A	224,258	20,512,879
#	Ingredion, Inc.	542,551	60,624,649
	J&J Snack Foods Corp.	101,946	8,997,754
	J.M. Smucker Co.	572,466	56,118,842
	John B Sanfilippo & Son, Inc.	4,576	374,271
	Limoneira Co.	9,104	115,894
#*	Medifast, Inc.	110,808	1,204,483
	MGP Ingredients, Inc.	232,700	4,640,038
*	Mission Produce, Inc.	577,459	8,003,582
	Molson Coors Beverage Co., Class B	2,109,232	90,148,576
*	Natural Alternatives International, Inc.	141,533	377,893
*	Nature's Sunshine Products, Inc.	94,396	2,563,795
	Nu Skin Enterprises, Inc., Class A	499,690	3,647,737
	Pilgrim's Pride Corp.	63,192	2,091,655
*	Post Holdings, Inc.	786,320	82,367,020
	Reynolds Consumer Products, Inc.	235,500	4,938,435
	Seaboard Corp.	12,281	69,828,906
*	Seneca Foods Corp. (SENEA US), Class A	104,704	14,643,901
*»	Seneca Foods Corp. (SENEB US), Class B	24,020	3,339,501
*	Simply Good Foods Co.	345,363	4,617,503
	Smithfield Foods, Inc.	83,340	2,190,175

42

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
»	TreeHouse Foods, Inc.	582,921	$1,125,038
*	United Natural Foods, Inc.	853,066	42,670,361
	Universal Corp.	530,139	28,404,848
*	USANA Health Sciences, Inc.	207,985	3,962,114
	Utz Brands, Inc.	523,607	4,167,912
	Village Super Market, Inc., Class A	173,677	7,483,742
#*	Vital Farms, Inc.	201,233	2,746,830
	Weis Markets, Inc.	589,177	41,348,442
*	Willamette Valley Vineyards, Inc.	4,137	11,749
TOTAL CONSUMER STAPLES			1,030,838,044
ENERGY — (12.7%)
*	Amplify Energy Corp.	493,579	3,158,906
*	Antero Resources Corp.	1,687,554	66,253,370
#	APA Corp.	3,422,007	139,378,345
	Ardmore Shipping Corp.	539,795	9,565,167
#	Atlas Energy Solutions, Inc.	109,568	1,904,292
*	BKV Corp.	5,260	165,848
	Bristow Group, Inc.	381,500	18,743,095
	California Resources Corp.	940,090	64,170,543
	Chord Energy Corp. (CHRD US)	337,594	49,153,686
*	Clean Energy Fuels Corp.	384,032	883,274
*	CNX Resources Corp.	2,027,368	78,884,889
#*	Comstock Resources, Inc.	2,117,596	36,888,522
	Core Laboratories, Inc.	13,600	199,240
	Core Natural Resources, Inc.	272,368	24,442,304
#	Crescent Energy Co., Class A	2,870,179	38,603,908
	DHT Holdings, Inc.	2,073,971	38,326,984
*	DMC Global, Inc.	69,297	428,255
	Dorian LPG Ltd.	564,660	21,767,643
*	Drilling Tools International Corp.	14,331	49,442
	Epsilon Energy Ltd.	126,610	805,240
	Evolution Petroleum Corp.	241,615	1,159,752
		Shares	Value†
ENERGY — (Continued)
*	Expro Group Holdings NV	1,313,409	$23,917,178
*	Forum Energy Technologies, Inc.	151,230	9,507,830
#	FutureFuel Corp.	502,133	2,500,622
*	Geospace Technologies Corp.	11,478	105,024
#*	Gran Tierra Energy, Inc. (GTE US)	68,679	635,968
	Granite Ridge Resources, Inc.	660,086	3,980,319
*	Green Plains, Inc.	57,584	1,000,810
*	Gulfport Energy Corp.	50,363	9,696,892
*	Helix Energy Solutions Group, Inc.	1,946,101	20,142,145
#	Helmerich & Payne, Inc.	1,297,970	52,412,029
	HF Sinclair Corp.	2,420,426	162,676,832
*	Innovex International, Inc.	454,655	12,625,769
	International Seaways, Inc.	691,161	57,331,805
	Liberty Energy, Inc.	2,026,760	68,484,220
#	Magnolia Oil & Gas Corp., Class A	165,963	5,018,721
*	Mammoth Energy Services, Inc.	37,940	108,508
#	Matador Resources Co.	1,569,727	99,583,481
	Mexco Energy Corp.	4,558	44,942
*	MIND Technology, Inc.	236	1,466
#	Murphy Oil Corp.	1,999,257	83,488,972
*	Nabors Industries Ltd.	47,103	4,833,239
	NACCO Industries, Inc., Class A	116,217	5,599,335
*	National Energy Services Reunited Corp.	174,297	4,346,967
	Natural Gas Services Group, Inc.	181,784	7,396,791
#	Noble Corp. PLC	1,653,407	84,373,359
#	Nordic American Tankers Ltd.	2,855,677	15,934,678
#	Northern Oil & Gas, Inc.	827,387	22,471,831
	NOV, Inc.	4,775,105	97,698,648
*	Oil States International, Inc.	784,749	9,008,919
	Ovintiv, Inc.	2,307,373	142,018,808
*	Par Pacific Holdings, Inc.	128,638	8,447,657
#	Patterson-UTI Energy, Inc.	4,873,400	59,552,948

43

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	PBF Energy, Inc., Class A	1,268,739	$55,012,523
	Peabody Energy Corp.	1,634,688	43,580,782
	Permian Resources Corp., Class A	3,918,094	84,709,192
*	PrimeEnergy Resources Corp.	11,408	2,527,899
*	ProFrac Holding Corp., Class A	19,465	146,766
*	ProPetro Holding Corp.	1,510,439	25,873,820
	Range Resources Corp.	1,595,666	69,411,471
	Ranger Energy Services, Inc., Class A	303,032	5,290,939
*	REX American Resources Corp.	184,458	8,946,213
	Riley Exploration Permian, Inc.	87,699	3,172,073
#	RPC, Inc.	2,838,355	22,366,237
	SandRidge Energy, Inc.	162,881	2,532,800
	Scorpio Tankers, Inc.	699,262	56,870,979
*	SEACOR Marine Holdings, Inc.	241,370	1,834,412
*	Seadrill Ltd.	805,052	40,003,034
	Select Water Solutions, Inc.	1,393,965	23,321,034
	SFL Corp. Ltd.	1,945,548	22,432,168
	SM Energy Co.	1,915,946	59,451,804
	Smart Sand, Inc.	64,164	353,544
*	Talos Energy, Inc.	2,160,198	34,390,352
	Teekay Corp. Ltd.	1,257,670	16,802,471
	Teekay Tankers Ltd., Class A	432,355	33,961,485
*	Tidewater, Inc.	96,511	8,621,328
#*	Transocean Ltd.	12,904,923	88,011,575
	VAALCO Energy, Inc.	678,544	4,458,034
*	Valaris Ltd.	727,316	74,171,686
#	Vitesse Energy, Inc.	222,404	4,172,299
#	World Kinect Corp.	948,328	25,576,406
TOTAL ENERGY			2,487,882,744
FINANCIALS — (25.9%)
	1st Source Corp.	262,331	19,289,198
*	Acacia Research Corp.	453,874	2,305,680
	ACNB Corp.	34,420	1,744,750
*	Affinity Bancshares, Inc.	1,447	32,442
		Shares	Value†
FINANCIALS — (Continued)
	Alerus Financial Corp.	197,040	$5,308,258
	Ally Financial, Inc.	312,244	13,860,511
	Amalgamated Financial Corp.	144,523	5,908,100
	Amerant Bancorp, Inc.	347,969	7,992,848
	Ameris Bancorp	859,774	73,295,733
	AmeriServ Financial, Inc.	324,794	1,286,184
	Ames National Corp.	5,917	166,741
	Arrow Financial Corp.	38,917	1,434,091
	Associated Banc-Corp.	2,373,766	66,845,251
	Associated Capital Group, Inc., Class A	12,546	493,685
	Assured Guaranty Ltd.	966,107	79,124,163
	Atlantic American Corp.	196,322	508,474
	Atlantic Union Bankshares Corp.	1,843,353	69,402,240
	Axis Capital Holdings Ltd.	595,427	59,786,825
	Banc of California, Inc.	1,099,881	20,600,771
	Bank of Marin Bancorp	199,426	5,113,283
	Bank OZK	1,539,253	74,130,424
	BankUnited, Inc.	1,024,934	47,638,932
	Bankwell Financial Group, Inc.	41,203	2,131,019
	Banner Corp.	433,231	28,987,486
	Bar Harbor Bankshares	208,302	7,134,344
	BayCom Corp.	141,309	4,236,444
	BCB Bancorp, Inc.	218,892	2,221,754
#	Beacon Financial Corp.	1,150,556	32,825,363
	Blue Ridge Bankshares, Inc.	104,583	358,720
	BOK Financial Corp.	339,852	45,468,799
	Bread Financial Holdings, Inc.	724,774	61,446,340
*	Bridgewater Bancshares, Inc.	149,222	2,705,395
*	Brighthouse Financial, Inc.	761,914	47,436,766
#	Burke & Herbert Financial Services Corp.	81,619	5,248,918
	Business First Bancshares, Inc.	208,240	5,701,611

44

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	BV Financial, Inc.	19,107	$374,115
	Byline Bancorp, Inc.	520,619	16,737,901
	C&F Financial Corp.	42,674	3,189,882
	California BanCorp	86,067	1,608,592
*»	California First Leasing Corp.	6,425	170,584
	Camden National Corp.	154,795	7,456,475
	Capital Bancorp, Inc.	6,859	215,990
	Capital City Bank Group, Inc.	87,534	4,041,445
#	Capitol Federal Financial, Inc.	1,272,851	9,775,496
*	Carter Bankshares, Inc.	274,274	7,021,414
	Cathay General Bancorp	863,702	48,393,223
	CB Financial Services, Inc.	3,401	119,647
	Central Pacific Financial Corp.	151,697	5,048,476
	CF Bankshares, Inc.	10,371	303,870
	Chemung Financial Corp.	13,878	921,638
	ChoiceOne Financial Services, Inc.	27,995	840,690
	Citizens & Northern Corp.	8,887	196,225
	Citizens Community Bancorp, Inc.	69,575	1,443,681
	Citizens Financial Services, Inc.	5,089	321,421
	Civista Bancshares, Inc.	232,614	5,785,110
	CNB Financial Corp.	391,135	11,882,681
	Colony Bankcorp, Inc.	153,825	3,051,888
	Columbia Banking System, Inc.	3,663,206	108,430,898
	Community Trust Bancorp, Inc.	189,440	12,300,339
	Community West Bancshares	237,941	5,643,961
	ConnectOne Bancorp, Inc.	682,461	19,941,510
*	Consumer Portfolio Services, Inc.	351,818	3,194,507
	Corebridge Financial, Inc.	238,759	6,575,423
*	Customers Bancorp, Inc.	402,239	30,678,769
	CVB Financial Corp.	2,152,155	43,839,397
	Dime Community Bancshares, Inc.	543,202	19,495,520
		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc. (DGICA US), Class A	369,646	$6,217,446
	Donegal Group, Inc. (DGICB US), Class B	54,141	1,042,214
	Eagle Bancorp Montana, Inc.	31,683	700,828
	Eagle Bancorp, Inc.	300,998	7,780,798
	Eagle Financial Services, Inc.	1,968	74,154
	Eastern Bankshares, Inc.	2,729,271	55,213,152
*	eHealth, Inc.	121,346	249,973
	Employers Holdings, Inc.	447,157	18,834,253
	Enact Holdings, Inc.	767,669	32,802,496
*	Encore Capital Group, Inc.	143,408	11,869,880
	Enterprise Financial Services Corp.	475,814	27,511,565
	Equity Bancshares, Inc., Class A	39,558	1,793,560
	Essent Group Ltd.	1,166,471	70,594,825
#*	EZCORP, Inc., Class A	722,552	23,685,255
	F&G Annuities & Life, Inc.	182,027	5,213,253
	Farmers & Merchants Bancorp, Inc.	24,374	652,736
	Farmers National Banc Corp.	75,563	1,063,171
*	FB Bancorp, Inc.	2,427	33,929
	Federal Agricultural Mortgage Corp. (AGM US), Class C	15,356	2,668,873
	Fidelis Insurance Holdings Ltd.	571,227	12,070,027
*	Finance of America Cos., Inc., Class A	8,898	175,736
	Financial Institutions, Inc.	197,769	6,737,990
	Finward Bancorp	280	9,010
*	Finwise Bancorp	7,726	120,139
	First American Financial Corp.	739,732	51,877,405
	First Bancorp, Inc.	1,942	55,269
	First Bancorp/Southern Pines NC	131,209	7,576,008
	First Bank	183,526	2,723,526
#	First Busey Corp.	1,170,908	30,677,790

45

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Business Financial Services, Inc.	106,411	$5,980,298
	First Commonwealth Financial Corp.	1,276,504	23,500,439
	First Community Bankshares, Inc.	42,771	1,822,900
	First Community Corp.	10,758	318,544
	First Financial Bancorp	1,468,722	44,472,902
	First Financial Corp.	152,556	10,018,353
	First Hawaiian, Inc.	1,506,604	41,100,157
	First Horizon Corp.	67,893	1,694,609
	First Internet Bancorp	69,150	1,584,918
#	First Interstate BancSystem, Inc., Class A	1,332,439	47,288,260
	First Merchants Corp.	801,081	32,395,716
	First Mid Bancshares, Inc.	175,433	7,383,975
	First Northwest Bancorp	19,136	191,360
	First United Corp.	83,677	3,109,437
*	First Western Financial, Inc.	32,129	909,572
*	Firstsun Capital Bancorp	52,370	1,851,803
	Flushing Financial Corp.	359,683	5,798,090
	FNB Corp.	5,192,588	92,687,696
	Franklin Financial Services Corp.	6,332	356,808
	Franklin Resources, Inc.	906,189	27,158,484
	FS Bancorp, Inc.	61,897	2,515,494
	Fulton Financial Corp.	2,511,840	54,230,626
	FVCBankcorp, Inc.	13,760	215,482
*	Genworth Financial, Inc.	6,087,423	53,508,448
	Great Southern Bancorp, Inc.	88,533	6,039,721
*	Green Dot Corp., Class A	768,620	9,646,181
*	Greenlight Capital Re Ltd., Class A	450,601	8,255,010
	Hamilton Insurance Group Ltd., Class B	111,691	3,660,114
	Hancock Whitney Corp.	1,048,481	70,782,952
	Hanmi Financial Corp.	406,655	12,163,051
		Shares	Value†
FINANCIALS — (Continued)
	Hanover Bancorp, Inc.	4,101	$97,276
	Hawthorn Bancshares, Inc.	34,895	1,173,170
	HBT Financial, Inc.	11,540	320,350
	Heritage Financial Corp.	423,158	11,645,308
	Hilltop Holdings, Inc.	751,828	28,321,361
	Home Bancorp, Inc.	98,679	6,136,847
	Home BancShares, Inc.	743,508	19,978,060
	HomeTrust Bancshares, Inc.	202,535	9,249,773
	Hope Bancorp, Inc.	1,746,182	21,739,966
	Horace Mann Educators Corp.	305,623	13,887,509
	Horizon Bancorp, Inc.	361,713	6,547,005
	Independent Bank Corp. (IBCP US)	59,317	1,969,918
	Independent Bank Corp. (INDB US)	607,535	47,381,655
	International Bancshares Corp.	358,475	25,716,997
	Invesco Ltd.	5,254,765	137,727,391
	Investar Holding Corp.	78,704	2,180,888
	Jackson Financial, Inc., Class A	963,087	111,496,582
	James River Group Holdings, Inc.	87,297	541,241
	Janus Henderson Group PLC	292,655	15,103,925
	Kearny Financial Corp.	724,677	5,826,403
	Kemper Corp.	218,185	7,350,653
	Landmark Bancorp, Inc.	57,945	1,536,701
	LCNB Corp.	131,611	2,133,414
*	LendingClub Corp.	989,093	16,883,818
#	Lincoln National Corp.	1,274,058	48,172,133
	LINKBANCORP, Inc.	37,339	324,476
	Live Oak Bancshares, Inc.	33,723	1,267,985
	Magyar Bancorp, Inc.	45,405	790,047
	MainStreet Bancshares, Inc.	47,383	1,109,710
#	Mechanics Bancorp, Class A	90,958	1,342,995
	Mercantile Bank Corp.	233,920	12,002,435
#	Merchants Bancorp	175,071	8,147,804
	Meridian Corp.	96,029	1,807,266

46

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Metropolitan Bank Holding Corp.	45,521	$4,021,780
	MGIC Investment Corp.	3,421,383	90,598,222
	Mid Penn Bancorp, Inc.	141,830	4,676,135
	Midland States Bancorp, Inc.	252,226	6,560,398
	MVB Financial Corp.	76,489	1,998,658
	National Bank Holdings Corp., Class A	319,618	13,647,689
	National Bankshares, Inc.	2,081	74,489
#	Navient Corp.	1,869,162	17,271,057
	NB Bancorp, Inc.	52,788	1,036,228
	NBT Bancorp, Inc.	104,926	4,584,217
	Nelnet, Inc., Class A	539,608	76,462,454
	Nicolet Bankshares, Inc.	40,862	5,985,466
*	NMI Holdings, Inc.	645,205	24,975,886
	Northeast Community Bancorp, Inc.	111,805	2,682,761
	Northfield Bancorp, Inc.	573,457	7,999,725
	Northrim BanCorp, Inc.	102,174	2,506,328
	Northwest Bancshares, Inc.	1,991,444	27,541,671
	Oak Valley Bancorp	976	32,286
	OceanFirst Financial Corp.	779,453	14,864,169
*	Octave Specialty Group, Inc.	285,019	1,262,634
	OFG Bancorp	291,703	13,406,670
	Old National Bancorp	4,275,901	102,493,347
	Old Second Bancorp, Inc.	348,385	7,180,215
*	Onity Group, Inc.	105,651	4,861,003
	OP Bancorp	163,268	2,341,263
*	Oportun Financial Corp.	171,339	1,043,455
	Oppenheimer Holdings, Inc., Class A	126,222	14,449,895
*	OptimumBank Holdings, Inc.	1,253	6,841
	Origin Bancorp, Inc.	288,939	13,528,124
	Orrstown Financial Services, Inc.	179,087	6,579,656
	Parke Bancorp, Inc.	146,841	4,421,383
#*	Paysafe Ltd.	340,238	3,075,752
	PCB Bancorp	153,128	3,694,979
		Shares	Value†
FINANCIALS — (Continued)
	Peapack-Gladstone Financial Corp.	238,715	$9,966,351
	PennyMac Financial Services, Inc.	295,154	26,649,455
	Peoples Bancorp of North Carolina, Inc.	11,268	444,185
	Peoples Bancorp, Inc.	528,465	18,179,196
	Peoples Financial Services Corp.	64,501	3,673,977
	Pinnacle Financial Partners, Inc.	710,840	70,330,510
*	Pioneer Bancorp, Inc.	1,132	16,108
	Plumas Bancorp	3,056	155,887
*	Ponce Financial Group, Inc.	125,222	2,186,376
	Popular, Inc.	590,007	88,695,752
*	PRA Group, Inc.	440,669	9,602,178
#	Preferred Bank	6,095	577,379
	Primis Financial Corp.	325,020	4,764,793
	Princeton Bancorp, Inc.	47,369	1,694,389
*	ProAssurance Corp.	148,775	3,674,743
	Prosperity Bancshares, Inc.	1,211,117	84,354,299
	Provident Financial Holdings, Inc.	169,394	2,906,801
	Provident Financial Services, Inc.	1,950,555	44,238,587
	QCR Holdings, Inc.	125,482	11,346,082
	Radian Group, Inc.	1,304,227	46,730,453
	RBB Bancorp	158,218	3,816,218
	Red River Bancshares, Inc.	1,255	113,866
	Regional Management Corp.	161,458	6,030,456
	RenaissanceRe Holdings Ltd.	3,227	990,592
	Renasant Corp.	1,174,306	46,843,066
#*	Repay Holdings Corp.	761,426	2,885,805
	Republic Bancorp, Inc., Class A	159,558	12,083,327
	Richmond Mutual BanCorp, Inc.	15,111	239,056
	Riverview Bancorp, Inc.	280,795	1,454,518
	S&T Bancorp, Inc.	502,350	22,168,706
	Safety Insurance Group, Inc.	18,686	1,404,440
	SB Financial Group, Inc.	71,386	1,487,684
	Seacoast Banking Corp. of Florida	357,642	11,254,994

47

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Security National Financial Corp., Class A	185,562	$1,818,508
	Selective Insurance Group, Inc.	28,924	2,428,170
	Shore Bancshares, Inc.	361,594	6,978,764
	Sierra Bancorp	283,518	10,229,329
	Simmons First National Corp., Class A	1,757,048	37,354,840
*	SiriusPoint Ltd.	1,421,976	33,288,458
#	SmartFinancial, Inc.	201,467	8,449,526
	South Plains Financial, Inc.	43,916	1,804,069
*	Southern First Bancshares, Inc.	54,021	3,041,382
	Southern Missouri Bancorp, Inc.	38,352	2,617,140
	Southside Bancshares, Inc.	140,554	4,642,499
	Southstate Bank Corp.	1,095,473	106,994,848
#	SR Bancorp, Inc.	21,050	406,476
	Stellar Bancorp, Inc.	538,730	20,234,699
#*††	Sterling Bancorp, Inc.	224,071	0
	Stewart Information Services Corp.	226,499	15,852,665
*	Summit State Bank	10,197	140,209
*	Texas Capital Bancshares, Inc.	619,014	62,334,710
*	Third Coast Bancshares, Inc.	124,042	4,631,728
	Timberland Bancorp, Inc.	124,505	4,965,259
	Tiptree, Inc.	259,568	4,474,952
	Tompkins Financial Corp.	37,281	3,141,670
	Towne Bank	929,769	33,062,586
	TriCo Bancshares	248,746	12,504,461
	TrustCo Bank Corp.	250,229	11,910,900
	Trustmark Corp.	784,053	34,788,432
	UMB Financial Corp.	363,284	45,835,542
*††	Unico American Corp.	99,017	1,287
	United Bancshares, Inc.	6,413	241,578
	United Bankshares, Inc.	1,812,146	79,390,116
	United Community Banks, Inc.	1,481,873	49,390,827
	United Fire Group, Inc.	316,007	12,741,402
	Unity Bancorp, Inc.	49,468	2,586,187
		Shares	Value†
FINANCIALS — (Continued)
	Univest Financial Corp.	415,476	$15,783,933
	Unum Group	181,226	14,566,946
#	Valley National Bancorp	6,837,746	92,788,213
#*	Velocity Financial, Inc.	42,229	814,597
	Virtus Investment Partners, Inc.	5,258	765,302
	Voya Financial, Inc.	119,176	9,767,665
	WaFd, Inc.	1,096,927	38,831,216
	Walker & Dunlop, Inc.	100,186	5,044,365
	Washington Trust Bancorp, Inc.	173,511	5,453,451
	Waterstone Financial, Inc.	270,141	4,867,941
	Webster Financial Corp.	1,833,045	132,639,136
	WesBanco, Inc.	1,312,595	45,127,016
	Westamerica BanCorp	31,506	1,727,159
	Western Alliance Bancorp	680,707	55,504,849
	Western New England Bancorp, Inc.	346,403	4,832,322
	Westwood Holdings Group, Inc.	5,487	90,206
	White Mountains Insurance Group Ltd.	33,215	74,135,548
	Wintrust Financial Corp.	472,568	71,154,564
	WSFS Financial Corp.	711,916	51,236,595
	WVS Financial Corp.	1,740	24,708
	Zions Bancorp NA	1,631,104	103,444,616
TOTAL FINANCIALS			5,075,458,666
HEALTH CARE — (6.2%)
#*	Acadia Healthcare Co., Inc.	797,759	20,657,969
*	Accendra Health, Inc.	647,673	2,402,867
	Acme United Corp.	27,459	1,119,229
*	AdaptHealth Corp.	1,590,182	20,847,286
*	Addus HomeCare Corp.	56,470	5,471,378
*	American Shared Hospital Services	118,315	171,557
*	AMN Healthcare Services, Inc.	49,174	1,006,592
#*	Amphastar Pharmaceuticals, Inc.	460,404	10,110,472

48

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Anika Therapeutics, Inc.	56,792	$707,060
*	Assertio Holdings, Inc.	2,767	50,996
#*	Astrana Health, Inc.	145,573	4,969,862
*	Avanos Medical, Inc.	650,032	16,003,788
#*	Avantor, Inc.	5,604,883	45,399,552
*	Azenta, Inc.	725,004	17,813,348
#	Baxter International, Inc.	1,357,844	23,870,898
*	BioMarin Pharmaceutical, Inc.	739,802	39,882,726
#*	Bio-Rad Laboratories, Inc., Class A	290,646	81,415,757
*	Black Diamond Therapeutics, Inc.	251,483	666,430
*	CareCloud, Inc.	43,136	130,271
*	CareDx, Inc.	42,771	890,064
*	Castle Biosciences, Inc.	66,458	1,627,556
#*	Certara, Inc.	2,024,338	12,409,192
*	Charles River Laboratories International, Inc.	135,936	22,697,234
	CONMED Corp.	401,770	14,728,888
*	Cross Country Healthcare, Inc.	295,172	2,987,141
*	Elanco Animal Health, Inc.	6,565,758	146,876,006
*	Emergent BioSolutions, Inc.	583,039	4,798,411
#*	Enovis Corp.	728,122	17,067,180
*	Entrada Therapeutics, Inc.	52,553	709,465
*	Envista Holdings Corp.	2,235,061	57,977,482
*	Evolent Health, Inc., Class A	269,985	1,012,444
*	FONAR Corp.	56,723	1,073,766
*	Fortrea Holdings, Inc.	103,760	1,193,240
*	Fulgent Genetics, Inc.	21,203	322,074
#*	GoodRx Holdings, Inc., Class A	354,642	836,955
*	Harmony Biosciences Holdings, Inc.	174,164	5,444,367
	HealthStream, Inc.	139,138	2,888,505
*	ICON PLC	176,749	20,914,709
*	ICU Medical, Inc.	179,692	21,419,286
*	Innoviva, Inc.	974,640	22,406,974
*	Integer Holdings Corp.	270,733	23,962,578
*	Integra LifeSciences Holdings Corp.	382,060	4,026,912
		Shares	Value†
HEALTH CARE — (Continued)
*	Jazz Pharmaceuticals PLC	240,798	$48,886,810
*	Keros Therapeutics, Inc.	114,918	1,277,888
*	Kewaunee Scientific Corp.	43,086	1,594,613
*	LENSAR, Inc.	1,627	8,509
*	LifeStance Health Group, Inc.	1,806,652	13,676,356
*	LivaNova PLC	7,970	478,997
*	MiMedx Group, Inc.	7,391	24,834
*	Molina Healthcare, Inc.	166,198	32,345,455
	National HealthCare Corp.	203,655	35,291,375
*	Neogen Corp.	2,534,754	23,826,688
#*††	OCA, Inc.	492,841	0
*»	OmniAb, Inc. (2200963D US)	2,029	0
*»	OmniAb, Inc. (2200964D US)	2,029	0
*	Omnicell, Inc.	624,674	25,873,997
*	OptimizeRx Corp.	144,211	898,435
*	OraSure Technologies, Inc.	689,647	2,096,527
*	Organogenesis Holdings, Inc.	174,898	411,010
*	OrthoPediatrics Corp.	35,762	538,576
*	Pacira BioSciences, Inc.	570,177	14,533,812
*††	PDL BioPharma, Inc.	1,226,353	367,906
*	Pediatrix Medical Group, Inc.	532,545	11,987,588
	Perrigo Co. PLC	1,724,139	20,413,806
*	Prestige Consumer Healthcare, Inc.	589,109	33,178,619
*	Puma Biotechnology, Inc.	142,253	1,068,320
*	Q32 Bio, Inc.	600	3,360
#*	QuidelOrtho Corp.	866,064	10,652,587
#	Revvity, Inc.	590,979	51,190,601
	Select Medical Holdings Corp.	816,805	13,403,770
*	Sensus Healthcare, Inc.	57,441	228,041
	SIGA Technologies, Inc.	114,502	526,709
*	Simulations Plus, Inc.	16,341	231,552
*	Supernus Pharmaceuticals, Inc.	35,036	1,681,728
#*	Surgery Partners, Inc.	1,603,036	22,490,595
*	Tactile Systems Technology, Inc.	194,030	4,466,571

49

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Teladoc Health, Inc.	2,269,307	$13,752,000
	Teleflex, Inc.	203,542	25,220,889
*	TruBridge, Inc.	70,926	1,822,798
	Universal Health Services, Inc., Class B	125,743	21,158,775
	Utah Medical Products, Inc.	34,258	2,241,158
*	Vanda Pharmaceuticals, Inc.	333,667	2,369,036
*	Varex Imaging Corp.	383,663	4,469,674
*	Veracyte, Inc.	19,054	627,258
	Viatris, Inc.	5,406,310	80,770,271
*	Voyager Therapeutics, Inc.	20,651	77,028
*	Waystar Holding Corp.	324,285	6,931,592
TOTAL HEALTH CARE			1,214,064,581
INDUSTRIALS — (14.6%)
*	AAR Corp.	192,669	21,264,878
	ABM Industries, Inc.	927,823	37,855,178
#	ACCO Brands Corp.	884,668	2,839,784
	Aebi Schmidt Holding AG	167,521	1,946,594
*	AerSale Corp.	375,431	2,522,896
	AGCO Corp.	733,356	88,750,743
*	Air Industries Group	7,084	22,385
	Alamo Group, Inc.	29,408	5,100,524
#*	Alaska Air Group, Inc.	1,508,671	59,004,123
	Alight, Inc., Class A	5,352,941	4,429,023
*	Allegiant Travel Co.	124,152	9,390,857
*	Amentum Holdings, Inc.	249,811	6,552,543
#*	Ameresco, Inc., Class A	258,436	7,647,121
*	American Woodmark Corp.	243,303	10,627,475
	Apogee Enterprises, Inc.	127,833	4,653,121
#	ArcBest Corp.	320,247	40,853,910
	Arcosa, Inc.	605,317	76,554,441
	Astec Industries, Inc.	320,216	20,820,444
*	Asure Software, Inc.	178,736	1,617,561
	Atkore, Inc.	213,122	16,655,484
*	Avalon Holdings Corp., Class A	10,149	25,728
	BGSF, Inc.	7,574	43,096
*	BlueLinx Holdings, Inc.	115,751	6,130,173
	Boise Cascade Co.	467,251	37,038,987
*	Bowman Consulting Group Ltd.	46,433	1,465,426
		Shares	Value†
INDUSTRIALS — (Continued)
*	BrightView Holdings, Inc.	1,262,525	$15,024,048
*	Broadwind, Inc.	53,237	141,610
*	Builders FirstSource, Inc.	8,526	674,321
*	Cadeler AS (CDLR US), ADR	4,052	112,159
	Chicago Rivet & Machine Co.	27,374	312,064
*	Civeo Corp.	136,761	4,362,676
#*	Clarivate PLC	4,942,526	14,185,050
	CNH Industrial NV	47,910	513,116
	Columbus McKinnon Corp.	328,410	5,073,935
*	Commercial Vehicle Group, Inc.	3,609	15,086
	CompX International, Inc.	65,184	1,516,832
#	Concentrix Corp.	715,201	17,036,088
*	Concrete Pumping Holdings, Inc.	483,709	3,830,975
*	Conduent, Inc.	1,607,090	2,748,124
	Copa Holdings SA, Class A	255,609	29,568,849
*	Costamare Bulkers Holdings Ltd.	352,505	6,091,286
#	Costamare, Inc.	1,765,828	29,348,061
	Covenant Logistics Group, Inc.	282,734	9,856,107
*	Custom Truck One Source, Inc.	1,043,836	10,281,785
#	Deluxe Corp.	604,058	18,816,407
*	Distribution Solutions Group, Inc.	21,354	577,839
*	DLH Holdings Corp.	20,847	121,330
*	DNOW, Inc.	1,946,761	26,261,806
	Eastern Co.	93,243	2,038,292
	EnerSys	62,291	13,284,179
	Ennis, Inc.	545,428	11,388,537
*	Enviri Corp.	124,908	2,459,439
	EVI Industries, Inc.	537	9,972
#*	First Advantage Corp.	338,089	4,314,016
*	Fluor Corp.	104,269	5,562,751
#*	Forrester Research, Inc.	41,356	260,129
	Fortune Brands Innovations, Inc.	6,685	271,010
*	Gates Industrial Corp. PLC	3,422,148	87,641,210
	GATX Corp.	188,144	36,861,173
	Genco Shipping & Trading Ltd.	644,187	15,615,093
*	Gencor Industries, Inc.	171,278	2,548,617

50

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gibraltar Industries, Inc.	295,579	$11,536,448
	Greenbrier Cos., Inc.	437,087	21,469,713
*	GXO Logistics, Inc.	1,051,157	60,052,599
*	Hayward Holdings, Inc.	308,599	4,632,071
	Heartland Express, Inc.	1,003,525	13,427,165
	Helios Technologies, Inc.	211,928	14,495,875
	Herc Holdings, Inc.	47,402	6,016,262
*	Hillman Solutions Corp.	2,148,032	17,527,941
	HNI Corp.	311,608	11,386,156
	Hub Group, Inc., Class A	952,985	41,769,333
*	Hudson Technologies, Inc.	509,044	3,186,615
	Huntington Ingalls Industries, Inc.	147,318	53,666,474
*	Hurco Cos., Inc.	108,611	1,820,320
	Hyster-Yale, Inc.	78,667	3,104,987
	ICF International, Inc.	203,369	14,573,423
	Insteel Industries, Inc.	197,212	5,163,010
	Interface, Inc.	276,079	7,697,083
*	Janus International Group, Inc.	719,797	3,742,944
*	JELD-WEN Holding, Inc.	438,435	600,656
#*	JetBlue Airways Corp.	4,463,344	20,776,866
	Kelly Services, Inc., Class A	473,891	4,625,176
	Kennametal, Inc.	1,107,524	42,872,254
*	Kirby Corp.	703,054	105,837,749
	Knight-Swift Transportation Holdings, Inc.	2,068,666	134,256,423
	Korn Ferry	598,646	39,774,040
*	L.B. Foster Co., Class A	160,670	4,918,109
	Lindsay Corp.	3,132	350,690
	LSI Industries, Inc.	89,288	2,170,591
	Luxfer Holdings PLC	171,887	2,586,899
#*	Lyft, Inc., Class A	768,568	10,875,237
#*	Manitowoc Co., Inc.	485,074	6,592,156
	ManpowerGroup, Inc.	499,207	15,110,996
	Marten Transport Ltd.	1,202,018	18,126,431
#*	Masterbrand, Inc.	1,785,914	16,037,508
#	Matson, Inc.	446,440	77,872,529
	Maximus, Inc.	10,109	663,353
*	Mayville Engineering Co., Inc.	172,500	3,934,725
	McGrath RentCorp	13,218	1,461,250
		Shares	Value†
INDUSTRIALS — (Continued)
*	Microvast Holdings, Inc.	36,289	$70,038
*	Middleby Corp.	63,214	8,872,717
	Miller Industries, Inc.	155,364	7,455,918
	MillerKnoll, Inc.	937,217	15,070,449
*	Mistras Group, Inc.	394,072	7,440,079
*	Montrose Environmental Group, Inc.	55,030	1,158,382
	National Presto Industries, Inc.	38,706	5,412,647
	NL Industries, Inc.	787,540	4,725,240
*	NPK International, Inc.	22,001	359,716
*	NWPX Infrastructure, Inc.	166,719	16,395,146
*	OPENLANE, Inc.	1,272,304	40,001,238
*	Orion Group Holdings, Inc.	212,345	2,892,139
	Oshkosh Corp.	700,141	109,432,038
	Owens Corning	228,051	28,127,810
*	PAMT Corp.	338,930	3,423,193
	Pangaea Logistics Solutions Ltd.	845,034	6,472,960
	Park-Ohio Holdings Corp.	182,847	5,293,421
*	Parsons Corp.	11,289	569,079
*	Perma-Pipe International Holdings, Inc.	45,918	1,502,896
#	Preformed Line Products Co.	9,783	3,250,402
*	Proto Labs, Inc.	257,695	16,701,213
	Quanex Building Products Corp.	543,065	10,828,716
*	Radiant Logistics, Inc.	628,787	5,288,099
	Regal Rexnord Corp.	194,972	41,924,829
*	Resideo Technologies, Inc.	1,275,807	52,780,136
#	Resources Connection, Inc.	306,712	1,300,459
	Rush Enterprises, Inc. (RUSHA US), Class A	421,311	31,189,653
	Rush Enterprises, Inc. (RUSHB US), Class B	497,988	36,283,406
	Ryder System, Inc.	190,749	48,406,374
	Schneider National, Inc., Class B	1,205,180	37,469,046
	Sensata Technologies Holding PLC	1,893,533	78,846,714

51

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Shoals Technologies Group, Inc., Class A	321,568	$2,553,250
*	SIFCO Industries, Inc.	49,091	797,729
*	SkyWest, Inc.	572,572	47,019,613
	Stanley Black & Decker, Inc.	1,100,280	85,997,885
*	Sun Country Airlines Holdings, Inc.	686,289	10,843,366
*	Sunrun, Inc.	1,317,323	16,769,522
	TaskUS, Inc., Class A	1,379	8,936
#	Tennant Co.	34,380	2,854,915
#	Terex Corp.	474,160	29,492,752
*	Thermon Group Holdings, Inc.	177,681	10,747,924
*	TIC Solutions, Inc.	317,107	2,898,358
	Timken Co.	512,542	56,835,782
*	Titan International, Inc.	872,327	6,647,132
*	Titan Machinery, Inc.	370,910	7,755,728
*	Transcat, Inc.	10,353	787,863
	Trinity Industries, Inc.	965,558	31,486,846
*	TrueBlue, Inc.	53,706	294,846
#*	TTEC Holdings, Inc.	110,118	320,443
	Twin Disc, Inc.	106,033	1,751,665
	UFP Industries, Inc.	194,531	17,408,579
#*	U-Haul Holding Co. (UHAL US)	110,041	5,651,706
	U-Haul Holding Co. (UHAL/B US)	314,651	15,005,706
*	Ultralife Corp.	202,962	1,400,438
	UniFirst Corp.	79,530	20,320,710
	Universal Logistics Holdings, Inc.	69,389	1,670,887
*	Upwork, Inc.	47,885	495,610
*	V2X, Inc.	284,644	19,301,710
#*	Vestis Corp.	499,549	4,855,616
#	Virco Mfg. Corp.	78,016	472,777
*	VirTra, Inc.	100,556	448,480
	Wabash National Corp.	102,302	889,004
	Werner Enterprises, Inc.	834,678	30,774,578
	WESCO International, Inc.	354,676	123,824,485
	Willis Lease Finance Corp.	194,952	37,849,931
TOTAL INDUSTRIALS			2,872,427,449
INFORMATION TECHNOLOGY — (6.8%)
*	8x8, Inc.	37,485	71,971
*	ACM Research, Inc., Class A	9,886	511,007
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Alithya Group, Inc., Class A	85,652	$85,643
*	Alpha & Omega Semiconductor Ltd.	422,202	18,336,233
	Amdocs Ltd.	142,477	9,213,988
	Amkor Technology, Inc.	960,055	66,963,836
*	Amtech Systems, Inc.	71,781	1,249,707
*	Arrow Electronics, Inc.	695,505	130,636,704
*	AstroNova, Inc.	161,978	2,202,901
*	Aviat Networks, Inc.	58,827	1,348,903
	Avnet, Inc.	1,686,327	139,138,841
*	Aware, Inc.	332,328	385,500
	Benchmark Electronics, Inc.	619,848	50,858,528
#*	Bill Holdings, Inc.	772,731	29,363,778
*	CCC Intelligent Solutions Holdings, Inc.	2,423,911	12,701,294
*	Cerence, Inc.	73,760	671,216
#*	Cleanspark, Inc.	3,323,888	41,648,317
#*	Clearfield, Inc.	37,907	1,095,133
*	Cohu, Inc.	120,590	5,709,937
*	Comtech Telecommunications Corp.	58,769	206,867
*	Corsair Gaming, Inc.	486,742	3,304,978
	Crane NXT Co.	109,345	4,885,535
	CSP, Inc.	107,395	997,700
#*	Daily Journal Corp.	6,429	3,399,398
*	Diebold Nixdorf, Inc.	158,571	12,179,839
*	Digi International, Inc.	197,934	11,092,221
*	Digital Turbine, Inc.	202,362	714,338
*	Diodes, Inc.	544,841	58,379,713
*	DXC Technology Co.	2,359,039	26,704,322
#*	Eastman Kodak Co.	243,291	3,243,069
#*	EPAM Systems, Inc.	222,451	25,310,475
	ePlus, Inc.	202,218	17,125,842
*	Everforth, Inc.	354,652	7,483,157
*	Five9, Inc.	501,586	8,627,279
#*	Globant SA	21,489	885,991
*	Grid Dynamics Holdings, Inc.	67,339	383,159
*	I3 Verticals, Inc., Class A	80,235	1,809,299
	Information Services Group, Inc.	8,346	34,052
*	Insight Enterprises, Inc.	44,431	3,239,020
*	inTEST Corp.	15,618	291,900
*	IPG Photonics Corp.	213,357	25,372,414
*	Itron, Inc.	4,794	401,737
*	Key Tronic Corp.	214,941	610,432

52

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Kimball Electronics, Inc.	427,651	$11,550,854
*	Knowles Corp.	1,041,442	32,482,576
*	KVH Industries, Inc.	63,177	574,911
*	Kyndryl Holdings, Inc.	200,822	2,775,360
*	LiveRamp Holdings, Inc.	273,193	7,985,431
	Methode Electronics, Inc.	366,333	2,937,991
*	Mitek Systems, Inc.	24,059	335,864
*	N-able, Inc.	900,347	4,663,797
*	nCino, Inc.	440,454	7,699,136
#*	NCR Voyix Corp.	1,443,451	9,945,377
*	NETGEAR, Inc.	227,478	5,748,369
*	NetScout Systems, Inc.	965,443	32,535,429
*	Okta, Inc.	60,753	4,474,458
	OneSpan, Inc.	285,395	3,304,874
	PC Connection, Inc.	328,821	20,959,051
#*	Penguin Solutions, Inc.	185,714	5,647,563
*	Photronics, Inc.	685,155	33,901,469
#*	Powerfleet, Inc. NJ	1,188,360	3,826,519
*	Qorvo, Inc.	220,386	20,764,769
	Ralliant Corp.	88,193	4,007,490
*	Ribbon Communications, Inc.	996,022	2,629,498
#	Richardson Electronics Ltd.	241,374	3,475,786
*	Rogers Corp.	191,450	25,989,338
*	Sanmina Corp.	241,675	52,641,649
*	ScanSource, Inc.	369,244	15,183,313
#*††	Silicon Graphics, Inc.	289,563	0
#	Skyworks Solutions, Inc.	1,404,395	98,546,397
*	SPS Commerce, Inc.	31,050	1,742,526
	TD SYNNEX Corp.	277,575	63,337,064
*	TransAct Technologies, Inc.	81,179	270,326
*	Trio-Tech International	104,025	1,463,632
*	Turtle Beach Corp.	63,421	730,610
#*	Viasat, Inc.	964,791	63,589,375
	Vishay Intertechnology, Inc.	1,741,053	50,438,305
*	Vishay Precision Group, Inc.	120,394	7,274,205
#	Xerox Holdings Corp.	1,433,383	3,225,112
*	Xperi, Inc.	180,662	1,208,629
TOTAL INFORMATION TECHNOLOGY			1,336,743,227
		Shares	Value†
MATERIALS — (5.8%)
#	AdvanSix, Inc.	327,153	$8,067,593
	Alcoa Corp.	1,512,193	96,462,791
#*	Alpha Metallurgical Resources, Inc.	157,975	29,454,439
*	Alto Ingredients, Inc.	42,738	235,914
*	American Vanguard Corp.	254,286	732,344
*	Arq, Inc.	105,907	240,409
*	Ascent Industries Co.	50,488	735,610
	Ashland, Inc.	573,468	30,542,906
#*	Aspen Aerogels, Inc.	63,700	236,327
	Avient Corp.	1,144,874	42,451,928
	Cabot Corp.	8,374	644,463
#	Caledonia Mining Corp. PLC	64,255	1,471,439
	Celanese Corp.	298,654	20,236,795
*	Clearwater Paper Corp.	225,323	3,089,178
*	Cleveland-Cliffs, Inc.	2,331,532	23,781,626
	Commercial Metals Co.	1,582,984	109,162,577
*	Core Molding Technologies, Inc.	125,809	3,390,553
	Eastman Chemical Co.	1,146,219	83,777,147
*	Ecovyst, Inc.	1,514,903	21,481,325
	Element Solutions, Inc.	1,111,250	47,328,137
	Ferroglobe PLC	273,106	1,267,212
	Fortitude Gold Corp.	40,459	200,272
	Friedman Industries, Inc.	164,384	3,384,667
#	Graphic Packaging Holding Co.	1,501,263	14,307,036
	Greif, Inc. (GEF US), Class A	541,389	35,320,218
	Greif, Inc. (GEF/B US), Class B	29,116	2,336,268
	HB Fuller Co.	424,690	25,702,239
	Huntsman Corp.	2,415,291	34,707,732
	Innospec, Inc.	185,977	14,182,606
*	Intrepid Potash, Inc.	188,241	7,448,696
	Kaiser Aluminum Corp.	89,420	15,239,851
	Koppers Holdings, Inc.	268,544	10,964,651
#	Kronos Worldwide, Inc.	653,137	4,859,339
*	LSB Industries, Inc.	300,286	4,474,261
*	Magnera Corp.	81,506	813,430
	Materion Corp.	2,750	505,477
	Mativ Holdings, Inc.	402,488	3,735,089
	Mercer International, Inc.	397,644	445,361

53

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Metallus, Inc.	637,342	$12,262,460
	Minerals Technologies, Inc.	454,463	32,694,068
	Mosaic Co.	3,416,879	79,510,774
	Myers Industries, Inc.	200,274	4,127,647
	Nexa Resources SA	206,642	3,122,361
	Northern Technologies International Corp.	1,810	14,480
#*	O-I Glass, Inc.	2,101,526	19,144,902
	Olin Corp.	1,231,241	35,065,744
	Orion SA	422,057	3,173,869
*	Perimeter Solutions, Inc.	729,202	22,094,821
	Quaker Chemical Corp.	141,604	19,242,568
#*	Ramaco Resources, Inc. (METC US), Class A	277,299	4,117,890
*	Ranpak Holdings Corp.	1,055,422	5,372,098
*	Rayonier Advanced Materials, Inc.	872,632	8,281,278
††	Resolute Forest Products, Inc.	1,372,760	365,566
	Ryerson Holding Corp.	690,442	19,132,148
#	Silgan Holdings, Inc.	660,370	26,778,003
#	Sonoco Products Co.	748,651	37,402,604
	Stepan Co.	166,052	8,307,582
	SunCoke Energy, Inc.	1,231,652	8,399,867
	Sylvamo Corp.	81,373	3,477,068
*	Tredegar Corp.	58,583	562,397
	TriMas Corp.	435,819	16,134,019
	Tronox Holdings PLC	1,167,904	11,667,361
#	Warrior Met Coal, Inc.	167,804	15,077,189
*»	Webco Industries, Inc.	4,296	1,116,960
#	Westlake Corp.	232,658	26,820,814
	Worthington Steel, Inc.	398,945	15,331,456
TOTAL MATERIALS			1,142,215,900
REAL ESTATE — (0.7%)
*	AMREP Corp.	21,379	588,991
*	Compass, Inc., Class A	857,949	6,494,674
*	Cushman & Wakefield Ltd.	2,975,419	41,774,883
*	Five Point Holdings LLC, Class A	210,353	1,047,558
*	Forestar Group, Inc.	667,374	18,859,989
*	FRP Holdings, Inc.	215,651	4,530,828
		Shares	Value†
REAL ESTATE — (Continued)
*	Howard Hughes Holdings, Inc.	564,039	$35,122,709
*	Jones Lang LaSalle, Inc.	24,595	7,824,407
	Kennedy-Wilson Holdings, Inc.	173,396	1,890,016
	Marcus & Millichap, Inc.	185,415	5,152,683
*	RE/MAX Holdings, Inc., Class A	201,949	2,160,854
*	Seaport Entertainment Group, Inc.	83,249	1,855,620
#*	Stratus Properties, Inc.	102,900	3,113,754
#*	Tejon Ranch Co.	420,998	8,238,931
TOTAL REAL ESTATE			138,655,897
UTILITIES — (0.6%)
	Genie Energy Ltd., Class B	2,893	40,415
#	MDU Resources Group, Inc.	2,440,792	54,991,044
	New Jersey Resources Corp.	738,347	41,576,320
	Ormat Technologies, Inc.	200,088	22,990,111
TOTAL UTILITIES			119,597,890
TOTAL COMMON STOCKS			18,537,534,945
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*»	Xerox Holdings Corp. Warrants 02/14/2028	549,895	101,401
TOTAL RIGHTS/WARRANTS			101,401

MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	171,656,952	171,656,952
TOTAL INVESTMENT SECURITIES (Cost $13,458,390,998)			18,709,293,298

54

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.6%)
@§	The DFA Short Term Investment Fund	77,382,836	$894,932,496
TOTAL INVESTMENTS — (100.0%)
(Cost $14,353,390,530)			$19,604,225,794
As of April 30, 2026, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	472	06/18/26	$164,042,231	$170,952,500	$6,910,269
Total Futures Contracts			$164,042,231	$170,952,500	$6,910,269
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$508,820,738	$560,956	—	$509,381,694
Consumer Discretionary	2,609,265,577	1,003,276	—	2,610,268,853
Consumer Staples	1,026,373,505	4,464,539	—	1,030,838,044
Energy	2,487,882,744	—	—	2,487,882,744
Financials	5,075,286,795	170,584	$1,287	5,075,458,666
Health Care	1,213,696,675	—	367,906	1,214,064,581
Industrials	2,872,427,449	—	—	2,872,427,449
Information Technology	1,336,743,227	—	—	1,336,743,227
Materials	1,140,733,374	1,116,960	365,566	1,142,215,900
Real Estate	138,655,897	—	—	138,655,897
Utilities	119,597,890	—	—	119,597,890
Rights/Warrants
Information Technology	—	101,401	—	101,401
Securities Lending Collateral	—	894,932,496	—	894,932,496
Money Market Funds	171,656,952	—	—	171,656,952
Total Investments in Securities	$18,701,140,823	$902,350,212	$734,759˂˃	$19,604,225,794
Financial Instruments
Assets
Futures Contracts**	6,910,269	—	—	6,910,269
Total Financial Instruments	$6,910,269	—	—	$6,910,269
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
55

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.6%)
COMMUNICATION SERVICES — (8.8%)
	Alphabet, Inc. (GOOG US), Class C	2,327,688	$889,037,155
	Alphabet, Inc. (GOOGL US), Class A	2,632,427	1,012,957,910
*	AMC Global Media, Inc.	39,472	335,117
*	Angi, Inc.	5,509	40,436
*	Anterix, Inc.	14,703	710,449
#	Array Digital Infrastructure, Inc.	47,023	2,336,573
#*	AST SpaceMobile, Inc.	74,344	5,494,022
	AT&T, Inc.	4,606,402	120,365,284
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	10,949	579,421
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	40,796	2,015,730
	ATN International, Inc.	17,342	484,362
*	Bandwidth, Inc., Class A	31,963	1,176,558
*	Boston Omaha Corp., Class A	1,260	15,145
#*	Cable One, Inc.	5,611	513,350
#*	Cargurus, Inc.	101,511	3,701,091
#*	Cars.com, Inc.	57,729	634,442
#*	Charter Communications, Inc., Class A	112,824	18,635,140
#	Cinemark Holdings, Inc.	163,217	4,818,166
	Comcast Corp., Class A	2,365,267	63,956,820
*	comScore, Inc.	1,325	9,633
*	Creative Realities, Inc.	3,174	11,585
	CuriosityStream, Inc.	16,612	52,328
*	DHI Group, Inc.	765,897	1,830,494
	Entravision Communications Corp., Class A	95,060	358,376
*	EverQuote, Inc., Class A	30,268	436,465
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	EW Scripps Co., Class A	103,774	$497,077
	Fox Corp. (FOX US), Class B	208,363	11,880,858
	Fox Corp. (FOXA US), Class A	256,406	16,279,217
*	Gaia, Inc.	5,400	16,902
*	GCI Liberty, Inc. (GLBKV US), Class C	33,895	1,160,904
*	GCI Liberty, Inc. (GLIBA US), Class A	2,310	80,527
	Gray Media, Inc. GTN US	92,333	520,758
	Gray Media, Inc. GTNA US, Class A	600	6,420
	IDT Corp., Class B	86,610	4,343,492
*	IMAX Corp.	46,190	1,756,144
#	Iridium Communications, Inc.	116,764	4,561,970
*	IZEA Worldwide, Inc.	12	49
	John Wiley & Sons, Inc. (WLY US), Class A	50,985	2,086,816
*	Liberty Broadband Corp. (LBRDA US), Class A	11,551	443,905
*	Liberty Broadband Corp. (LBRDK US), Class C	95,567	3,678,374
#*	Liberty Global Ltd. (LBTYA US), Class A	178,028	2,061,564
*	Liberty Global Ltd. (LBTYK US), Class C	159,252	1,805,918
*	Liberty Latin America Ltd. (LILA US), Class A	42,770	347,292
*	Liberty Latin America Ltd. (LILAK US), Class C	211,882	1,760,739
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	647	51,242

56

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	174,666	$15,012,543
*	Lionsgate Studios Corp.	412,437	5,130,716
#*	Live Nation Entertainment, Inc.	137,501	21,716,908
*	Lumen Technologies, Inc.	672,505	5,944,944
*	Madison Square Garden Entertainment Corp.	33,318	2,229,641
#*	Magnite, Inc.	303,286	3,886,610
	Marcus Corp.	27,823	490,241
	Match Group, Inc.	168,807	6,316,758
*	MediaAlpha, Inc., Class A	5,100	43,401
	Meta Platforms, Inc., Class A	1,124,277	687,956,339
*	Netflix, Inc.	1,701,090	159,239,035
	New York Times Co., Class A	194,609	15,379,949
#	News Corp. (NWS US), Class B	207,046	6,310,762
	News Corp. (NWSA US), Class A	389,294	10,246,218
	Nexstar Media Group, Inc.	87,453	18,202,467
*»	Old Market Capital Corp.	9,421	39,568
#	Omnicom Group, Inc.	406,908	31,217,982
#	Paramount Skydance Corp., Class B	40,084	410,460
*	Pinterest, Inc., Class A	88,608	1,742,033
*	PodcastOne, Inc.	4,284	14,608
*	PubMatic, Inc., Class A	30,697	300,217
*	QuinStreet, Inc.	44,573	568,752
*	Reddit, Inc., Class A	69,434	10,222,768
*	Reservoir Media, Inc.	17,019	171,211
*	ROBLOX Corp., Class A	57,762	3,191,928
*	Roku, Inc.	90,562	10,555,907
	Saga Communications, Inc., Class A	14,867	167,700
#	Scholastic Corp.	23,240	937,966
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Shenandoah Telecommunications Co.	55,645	$875,296
	Shutterstock, Inc.	5,361	86,687
#	Sinclair, Inc.	57,932	900,843
#	Sirius XM Holdings, Inc.	159,456	4,295,745
#*	Sphere Entertainment Co.	43,336	6,173,213
	Spok Holdings, Inc.	25,624	273,921
*	Spotify Technology SA	34,542	15,424,730
#*	Stagwell, Inc.	196,716	1,233,409
*	Starz Entertainment Corp.	32,307	592,510
*	Take-Two Interactive Software, Inc.	81,902	17,507,372
*	TechTarget, Inc.	14,437	82,868
	Telephone & Data Systems, Inc.	146,647	6,607,914
#	TKO Group Holdings, Inc.	63,386	11,795,501
	T-Mobile U.S., Inc.	331,924	64,891,142
	Townsquare Media, Inc., Class A	16,081	103,883
*	Trade Desk, Inc., Class A	116,284	2,743,140
*	Travelzoo	36,971	361,946
#*	USA TODAY Co., Inc.	190,470	1,377,098
	Verizon Communications, Inc.	3,129,344	150,302,392
*	Versant Media Group, Inc.	94,610	3,802,376
	Walt Disney Co.	840,007	87,150,726
*	Warner Bros Discovery, Inc.	1,069,644	28,933,870
	Warner Music Group Corp., Class A	38,622	1,091,844
*	Yelp, Inc.	13,445	371,082
	Zedge, Inc., Class B	7,377	24,565
*	Ziff Davis, Inc.	37,335	1,708,450
*	ZoomInfo Technologies, Inc.	74,149	463,431
TOTAL COMMUNICATION SERVICES			3,610,669,806
CONSUMER DISCRETIONARY — (9.5%)
#*	1-800-Flowers.com, Inc., Class A	45,450	160,893
*	1stdibs.com, Inc.	7,657	35,452
*	Abercrombie & Fitch Co., Class A	114,729	9,792,120

57

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Academy Sports & Outdoors, Inc.	65,054	$3,567,561
#	Acushnet Holdings Corp.	122,824	11,891,820
*	Adient PLC	86,863	1,828,466
	ADT, Inc.	829,071	6,242,905
#	Advance Auto Parts, Inc.	49,495	2,945,447
*	Airbnb, Inc., Class A	92,409	12,970,527
*	Amazon.com, Inc.	4,459,422	1,182,014,395
	AMCON Distributing Co.	565	50,200
	American Eagle Outfitters, Inc.	201,552	3,511,036
*	American Outdoor Brands, Inc.	21,010	197,704
*	American Public Education, Inc.	28,194	1,639,481
*	Aptiv PLC	188,534	11,361,059
	Aramark	326,700	14,926,923
	Arhaus, Inc.	22,655	167,647
*	Ark Restaurants Corp.	3,088	20,473
	Arko Corp.	125,207	826,366
*	Asbury Automotive Group, Inc.	28,081	5,719,819
#	Autoliv, Inc.	154,654	17,929,038
#*	AutoNation, Inc.	111,266	23,630,673
*	AutoZone, Inc.	8,138	30,143,396
	Bassett Furniture Industries, Inc.	10,823	157,799
	Bath & Body Works, Inc.	125,561	2,440,906
*	Beachbody Co., Inc.	1,315	19,672
*	Beazer Homes USA, Inc.	36,503	788,100
	Best Buy Co., Inc.	348,513	21,081,551
*	Biglari Holdings, Inc. (BH US), Class B	3,230	998,878
*	Biglari Holdings, Inc. (BH/A US), Class A	225	366,793
#*	Birkenstock Holding PLC	26,413	1,023,240
*	BJ's Restaurants, Inc.	22,891	879,014
	Bloomin' Brands, Inc.	5,400	32,940
	Booking Holdings, Inc.	322,200	54,245,592
#*	Boot Barn Holdings, Inc.	35,085	6,015,323
	BorgWarner, Inc.	237,914	13,553,961
*»	Bowl America, Inc.	1,576	0
#	Boyd Gaming Corp.	41,929	3,645,727
*	Bright Horizons Family Solutions, Inc.	59,337	4,812,824
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Brightstar Lottery PLC	41,102	$539,669
*	Brinker International, Inc.	63,587	9,680,485
	Brunswick Corp.	93,527	7,430,720
	Buckle, Inc.	76,103	4,232,088
#	Build-A-Bear Workshop, Inc.	23,649	873,594
#*	Burlington Stores, Inc.	40,639	13,004,886
*	Caesars Entertainment, Inc.	19,448	540,654
	Caleres, Inc.	15,915	208,487
*	Callaway Golf Co.	84,900	1,298,970
*	Capri Holdings Ltd.	7,151	139,516
*	CarMax, Inc.	133,418	5,244,662
	Carnival Corp.	618,942	16,408,152
	Carriage Services, Inc.	27,183	1,334,685
	Carter's, Inc.	33,511	1,210,417
#*	Carvana Co.	62,273	24,647,653
*	Cato Corp., Class A	18,389	52,776
#*	Cava Group, Inc.	36,967	3,453,087
*	Cavco Industries, Inc.	8,984	4,554,888
	Century Communities, Inc.	61,387	3,438,900
*	Champion Homes, Inc.	89,497	6,822,356
#	Cheesecake Factory, Inc.	106,271	6,681,258
*	Chewy, Inc., Class A	41,299	1,049,821
*	Chipotle Mexican Grill, Inc.	603,451	20,511,300
#	Choice Hotels International, Inc.	59,861	5,931,028
	Churchill Downs, Inc.	70,329	7,102,526
*	Citi Trends, Inc.	16,563	806,784
#	Columbia Sportswear Co.	76,287	4,647,404
*	Cooper-Standard Holdings, Inc.	8,732	262,571
*	Coupang, Inc.	106,967	2,137,201
#*	Coursera, Inc.	154,269	917,901
*	Covista, Inc.	64,357	7,415,214
#	Cracker Barrel Old Country Store, Inc.	7,279	227,978
	Cricut, Inc., Class A	2,400	10,344
*	Crocs, Inc.	36,817	3,754,598
	Dana, Inc.	213,167	7,769,937
#	Darden Restaurants, Inc.	145,476	29,176,667
*	Dauch Corp.	154,005	879,369
*	Dave & Buster's Entertainment, Inc.	7,498	84,502

58

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Deckers Outdoor Corp.	111,006	$11,344,813
#	Designer Brands, Inc., Class A	40,535	304,013
*	Destination XL Group, Inc.	48,406	29,881
#	Dick's Sporting Goods, Inc.	107,371	24,364,627
#	Dillard's, Inc., Class A	18,803	10,703,044
	Dine Brands Global, Inc.	6,418	178,292
#	Domino's Pizza, Inc.	20,519	6,964,559
*	DoorDash, Inc., Class A	121,607	20,509,021
*	Dorman Products, Inc.	34,770	3,911,973
	DR Horton, Inc.	237,364	36,520,825
*	Dream Finders Homes, Inc., Class A	10,820	157,972
*	Driven Brands Holdings, Inc.	22,843	309,980
*	Duluth Holdings, Inc., Class B	48,000	158,400
#*	Dutch Bros, Inc., Class A	73,166	4,207,777
	eBay, Inc.	524,539	54,279,296
*	El Pollo Loco Holdings, Inc.	39,924	539,772
*	Envela Corp.	974	17,152
#	Escalade, Inc.	23,144	432,793
	Ethan Allen Interiors, Inc.	26,814	572,211
*	Etsy, Inc.	81,667	5,254,455
	Expedia Group, Inc.	95,869	23,810,984
*	Figs, Inc., Class A	142,257	2,128,165
*	First Watch Restaurant Group, Inc.	33,993	445,988
*	Five Below, Inc.	84,265	19,857,890
	Flanigan's Enterprises, Inc.	1,100	35,321
	Flexsteel Industries, Inc.	9,882	546,475
#*	Floor & Decor Holdings, Inc., Class A	130,262	6,304,681
#*	Flutter Entertainment PLC	41,345	4,462,366
	Ford Motor Co.	2,900,670	35,040,094
*	Fox Factory Holding Corp.	38,267	679,239
*	Frontdoor, Inc.	84,489	5,798,480
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Full House Resorts, Inc.	1,684	$4,075
*	Funko, Inc., Class A	16,353	72,117
#*	GameStop Corp., Class A	116,461	2,905,702
#	Gap, Inc.	436,511	10,733,806
	Garmin Ltd.	151,480	38,042,687
	Garrett Motion, Inc.	149,908	3,839,144
	General Motors Co.	957,468	73,619,715
*	Genesco, Inc.	10,600	376,194
	Gentex Corp.	374,985	8,665,903
*	Gentherm, Inc.	35,554	1,070,175
	Genuine Parts Co.	141,647	15,188,808
#*	GigaCloud Technology, Inc., Class A	16,696	742,805
	G-III Apparel Group Ltd.	63,270	1,973,391
*	Global Business Travel Group I	40,485	237,242
	Gold.com, Inc.	31,709	1,432,930
*	Goodyear Tire & Rubber Co.	289,663	2,050,814
	Graham Holdings Co., Class B	5,557	6,237,788
*	Grand Canyon Education, Inc.	45,016	7,610,855
*	Green Brick Partners, Inc.	15,453	1,042,150
	Group 1 Automotive, Inc.	18,172	6,485,042
#*	Groupon, Inc.	20,736	294,659
	H&R Block, Inc.	203,394	6,453,692
	Hamilton Beach Brands Holding Co., Class A	16,447	342,262
#	Harley-Davidson, Inc.	79,354	1,895,767
	Hasbro, Inc.	144,527	13,851,468
	Haverty Furniture Cos., Inc. (HVT US)	20,619	456,505
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,608	36,180
*	Helen of Troy Ltd.	17,822	412,579
*	Hilton Grand Vacations, Inc.	94,898	4,457,359
	Hilton Worldwide Holdings, Inc.	165,906	53,765,157
*	Holley, Inc.	135,792	448,114
	Home Depot, Inc.	578,985	190,370,268
	Hooker Furnishings Corp.	20,322	246,912

59

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Hovnanian Enterprises, Inc., Class A	99	$11,132
#	Hyatt Hotels Corp., Class A	71,666	12,009,072
	Installed Building Products, Inc.	41,499	11,974,536
	JAKKS Pacific, Inc.	597	12,991
	Jerash Holdings U.S., Inc.	289	1,009
	Johnson Outdoors, Inc., Class A	10,775	567,088
#	KB Home	93,046	4,930,508
#	Kohl's Corp.	120,589	1,708,746
	Kontoor Brands, Inc.	70,150	5,146,204
*	Koss Corp.	1,917	8,301
*	Kura Sushi USA, Inc., Class A	2,896	159,483
#	Lakeland Industries, Inc.	18,776	190,952
*	Lands' End, Inc.	33,227	375,133
	Las Vegas Sands Corp.	210,432	11,491,692
*	Latham Group, Inc.	3,964	24,061
*	Laureate Education, Inc.	124,480	3,746,226
*††	Lazare Kaplan International, Inc.	1,600	0
	La-Z-Boy, Inc.	58,955	2,048,097
	LCI Industries	36,073	4,300,623
	Lear Corp.	81,316	10,337,703
*	Legacy Education, Inc.	1,094	11,870
*	Legacy Housing Corp.	7,534	163,865
	Lennar Corp. (LEN US), Class A	196,936	17,783,321
#	Lennar Corp. (LENB US), Class B	1,444	127,621
	Levi Strauss & Co., Class A	69,348	1,545,073
*	LGI Homes, Inc.	27,037	1,324,002
*	Liberty Live Holdings, Inc., Class A	20,487	1,868,619
*	Liberty Live Holdings, Inc., Class C	55,388	5,184,317
#*	Life Time Group Holdings, Inc.	157,668	4,227,079
	Lifetime Brands, Inc.	38,957	262,960
*	Lincoln Educational Services Corp.	36,397	1,497,373
*	Lindblad Expeditions Holdings, Inc.	27,326	506,351
#	Lithia Motors, Inc.	34,888	10,121,707
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LKQ Corp.	280,798	$8,867,601
*	Lovesac Co.	5,857	92,599
	Lowe's Cos., Inc.	276,221	65,958,813
#	Lucky Strike Entertainment Corp.	13,832	109,964
*	Lululemon Athletica, Inc.	68,218	9,393,619
*	M/I Homes, Inc.	799	105,061
	Macy's, Inc.	327,865	6,409,761
*	Malibu Boats, Inc., Class A	18,372	470,323
	Marine Products Corp.	25,388	201,073
*	MarineMax, Inc.	23,920	687,461
	Marriott International, Inc., Class A	161,751	58,503,719
#	Marriott Vacations Worldwide Corp.	31,473	2,266,371
*	MasterCraft Boat Holdings, Inc.	18,301	427,328
*	Mattel, Inc.	289,567	4,366,670
#	Matthews International Corp., Class A	32,339	922,955
	McDonald's Corp.	392,232	115,155,393
	Meritage Homes Corp.	84,408	5,684,035
#*	MGM Resorts International	252,492	9,832,038
*	Mister Car Wash, Inc.	39,116	276,941
#*	Mobileye Global, Inc., Class A	65,481	569,030
*	Mohawk Industries, Inc.	56,898	6,006,153
	Monarch Casino & Resort, Inc.	6,425	762,583
	Monro, Inc.	30,930	543,131
*	Motorcar Parts of America, Inc.	28,518	319,972
	Movado Group, Inc.	16,632	453,056
	Murphy USA, Inc.	22,910	13,471,080
	Nathan's Famous, Inc.	802	80,505
*	National Vision Holdings, Inc.	82,155	1,907,639
	Newell Brands, Inc.	142,255	580,400
	NIKE, Inc., Class B	589,004	26,128,217
*	Norwegian Cruise Line Holdings Ltd.	370,317	6,732,363
*	NVR, Inc.	3,739	23,615,038
#*	Ollie's Bargain Outlet Holdings, Inc.	106,876	9,245,843
	OneSpaWorld Holdings Ltd.	104,196	2,569,473

60

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	O'Reilly Automotive, Inc.	327,883	$32,591,570
#	Oxford Industries, Inc.	13,170	564,203
#	Papa John's International, Inc.	25,422	920,022
#	Patrick Industries, Inc.	48,770	4,535,610
*	Penn Entertainment, Inc.	105,198	1,836,757
	Penske Automotive Group, Inc.	88,865	15,242,125
	Perdoceo Education Corp.	103,628	3,517,134
*	Petco Health & Wellness Co., Inc.	35,253	100,119
	Phinia, Inc.	55,306	3,990,328
*	Planet Fitness, Inc., Class A	119,222	7,948,531
	Polaris, Inc.	41,249	2,733,571
	Pool Corp.	30,526	6,511,806
	PulteGroup, Inc.	279,190	34,161,688
*	Pursuit Attractions & Hospitality, Inc.	26,089	1,097,825
#	PVH Corp.	43,196	3,949,842
#*	QuantumScape Corp.	114,310	833,320
	Ralph Lauren Corp.	50,841	18,233,616
*	Rave Restaurant Group, Inc.	2,987	8,274
	RCI Hospitality Holdings, Inc.	8,400	210,168
*	Red Robin Gourmet Burgers, Inc.	3,789	13,262
	Red Rock Resorts, Inc., Class A	70,239	3,790,096
*	Revolve Group, Inc.	37,675	958,829
#*	RH	20,964	2,766,409
#*	Rivian Automotive, Inc., Class A	771,718	12,656,175
	Rocky Brands, Inc.	10,781	395,339
	Ross Stores, Inc.	263,702	60,068,679
#	Royal Caribbean Cruises Ltd.	152,911	40,331,805
*	Rush Street Interactive, Inc.	8,112	227,947
#*	Sally Beauty Holdings, Inc.	146,195	2,073,045
*	Savers Value Village, Inc.	17,885	151,128
	Service Corp. International	181,591	14,714,319
*	Shake Shack, Inc., Class A	23,220	2,379,121
#*	SharkNinja, Inc.	70,995	8,202,052
	Shoe Carnival, Inc.	40,321	746,745
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Signet Jewelers Ltd.	98,427	$8,762,956
	Smith & Wesson Brands, Inc.	55,082	855,974
*	Smith Douglas Homes Corp.	3,038	43,079
#*	Solid Power, Inc.	209,241	721,881
	Somnigroup International, Inc.	197,627	14,991,984
#	Sonic Automotive, Inc., Class A	55,401	4,362,829
*	Sonos, Inc.	75,539	1,120,243
	Standard Motor Products, Inc.	32,243	1,204,921
	Starbucks Corp.	564,034	59,409,701
#	Steven Madden Ltd.	80,755	3,033,158
*	Stitch Fix, Inc., Class A	117,549	427,878
*	Stoneridge, Inc.	26,748	187,236
	Strategic Education, Inc.	33,790	2,649,136
*	Strattec Security Corp.	5,148	387,438
*	Stride, Inc.	85,815	8,337,785
	Sturm Ruger & Co., Inc.	15,884	689,048
	Superior Group of Cos., Inc.	35,200	397,056
#*	Sweetgreen, Inc., Class A	77,830	535,470
*	Sypris Solutions, Inc.	3,523	11,732
	Tapestry, Inc.	331,711	48,111,363
*	Target Hospitality Corp.	4,802	69,821
*	Taylor Morrison Home Corp.	269,532	16,371,374
*	Tesla, Inc.	640,083	244,274,875
	Texas Roadhouse, Inc.	87,584	14,100,148
#	Thor Industries, Inc.	76,017	6,008,384
	TJX Cos., Inc.	642,660	100,736,955
	Toll Brothers, Inc.	207,662	29,517,077
*	TopBuild Corp.	40,386	17,878,882
	Tractor Supply Co.	347,602	12,200,830
	Travel & Leisure Co.	64,780	4,188,675
*	Ulta Beauty, Inc.	37,892	20,366,192
#*	Under Armour, Inc. (UA US), Class C	274,592	1,666,773
#*	Under Armour, Inc. (UAA US), Class A	161,603	1,016,483
*	Unifi, Inc.	11,371	41,390
#*	United Parks & Resorts, Inc.	91,852	3,237,783
*	Universal Technical Institute, Inc.	79,150	2,970,500

61

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Upbound Group, Inc.	63,148	$1,247,804
*	Urban Outfitters, Inc.	219,639	15,449,407
#	Vail Resorts, Inc.	36,055	4,585,475
#*	Valvoline, Inc.	149,632	4,972,271
*	Vera Bradley, Inc.	55,120	226,543
*	Versigent PLC	62,844	2,197,655
	VF Corp.	187,016	3,540,213
*	Victoria's Secret & Co.	95,899	4,970,445
*	Vince Holding Corp.	3,920	19,561
	Visteon Corp.	45,101	5,038,233
#*	Warby Parker, Inc., Class A	74,477	1,647,431
*	Wayfair, Inc., Class A	41,384	2,645,679
#	Wendy's Co.	309,341	2,153,013
	Weyco Group, Inc.	13,478	444,639
#	Whirlpool Corp.	14,134	792,352
	Williams-Sonoma, Inc.	107,468	19,474,276
#	Wingstop, Inc.	28,108	4,611,398
	Winmark Corp.	3,368	1,281,490
	Winnebago Industries, Inc.	41,820	1,363,750
	Wolverine World Wide, Inc.	76,578	1,303,358
	Wyndham Hotels & Resorts, Inc.	95,852	7,800,436
#	Wynn Resorts Ltd.	39,919	4,275,724
#*	XPEL, Inc.	16,307	776,539
#*	YETI Holdings, Inc.	74,490	2,939,375
	Yum! Brands, Inc.	172,077	27,472,093
*	Zumiez, Inc.	24,130	592,874
TOTAL CONSUMER DISCRETIONARY			3,928,906,000
CONSUMER STAPLES — (5.1%)
#	Albertsons Cos., Inc., Class A	451,081	7,600,715
	Alico, Inc.	16,449	684,443
	Altria Group, Inc.	776,338	56,400,956
	Andersons, Inc.	48,684	3,823,641
	Archer-Daniels-Midland Co.	91,340	6,808,484
	B&G Foods, Inc.	33,715	186,781
*	BellRing Brands, Inc.	87,978	1,566,008
#*	BJ's Wholesale Club Holdings, Inc.	191,460	17,976,179
*	Boston Beer Co., Inc. , Class A	7,646	1,812,408
*	Bridgford Foods Corp.	5,919	44,097
#	Brown-Forman Corp. (BF/A US), Class A	37,596	988,023
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Brown-Forman Corp. (BFB US), Class B	213,437	$5,500,272
	Bunge Global SA	176,791	22,464,832
	Calavo Growers, Inc.	24,934	702,141
#	Cal-Maine Foods, Inc.	66,768	5,158,496
#	Campbell's Co.	65,437	1,360,435
	Casey's General Stores, Inc.	42,662	35,074,563
*	Central Garden & Pet Co. (CENT US)	17,123	633,893
*	Central Garden & Pet Co. (CENTA US), Class A	69,782	2,341,884
*	Chefs' Warehouse, Inc.	46,827	3,633,775
	Church & Dwight Co., Inc.	166,995	16,208,535
	Clorox Co.	78,246	7,546,044
	Coca-Cola Co.	2,283,694	179,863,739
	Coca-Cola Consolidated, Inc.	97,631	20,021,189
	Coffee Holding Co., Inc.	2,931	13,629
	Colgate-Palmolive Co.	455,451	38,877,297
#	Conagra Brands, Inc.	152,525	2,188,734
	Constellation Brands, Inc., Class A	78,798	12,338,191
	Costco Wholesale Corp.	212,188	215,271,092
*	Coty, Inc., Class A	457,097	1,124,459
*	Darling Ingredients, Inc.	261,730	16,810,918
	Dole PLC	72,476	1,100,186
	Dollar General Corp.	164,008	19,005,247
*	Dollar Tree, Inc.	215,545	20,931,575
	Edgewell Personal Care Co.	2,749	61,990
#*	elf Beauty, Inc.	6,953	444,783
	Energizer Holdings, Inc.	6,376	124,842
	Estee Lauder Cos., Inc., Class A	102,773	7,883,717
#	Flowers Foods, Inc.	128,172	1,161,238
	Fresh Del Monte Produce, Inc.	78,215	3,276,426
*††	Fresh Market, Inc.	23,061	0
*	Freshpet, Inc.	36,564	2,463,682
#	General Mills, Inc.	367,807	12,987,265
*	Grocery Outlet Holding Corp.	2,258	17,861
#*	Herbalife Ltd.	79,461	1,319,053
	Hershey Co.	110,231	20,474,306
*	Honest Co., Inc.	69,951	244,829

62

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Hormel Foods Corp.	271,885	$5,837,371
	Ingles Markets, Inc., Class A	26,949	2,465,025
	Ingredion, Inc.	90,371	10,098,056
#	Interparfums, Inc.	36,905	3,366,474
	J&J Snack Foods Corp.	17,258	1,523,191
	J.M. Smucker Co.	91,204	8,940,728
	John B Sanfilippo & Son, Inc.	11,530	943,039
	Kenvue, Inc.	1,818,495	31,878,217
	Keurig Dr. Pepper, Inc.	577,443	16,976,824
#	Kimberly-Clark Corp.	171,507	16,881,434
	Kraft Heinz Co.	494,058	11,195,354
	Kroger Co.	1,272,898	86,646,167
#	Lamb Weston Holdings, Inc.	132,049	5,750,734
#	Lifevantage Corp.	11,327	57,201
*	Lifeway Foods, Inc.	13,678	367,118
	Limoneira Co.	17,416	221,706
*	Mama's Creations, Inc.	5,508	78,159
#*	Maplebear, Inc.	130,008	5,505,839
	Marzetti Co.	31,635	4,121,408
	McCormick & Co., Inc. (MKC US)	181,596	9,232,341
	McCormick & Co., Inc. (MKC/V US)	8,596	435,130
*	Medifast, Inc.	17,621	191,540
	MGP Ingredients, Inc.	20,325	405,281
#*	Mission Produce, Inc.	55,913	774,954
#	Molson Coors Beverage Co., Class B	148,123	6,330,777
	Mondelez International, Inc., Class A	577,565	35,485,594
*	Monster Beverage Corp.	277,021	21,350,008
*	National Beverage Corp.	84,979	2,907,981
*	Natural Alternatives International, Inc.	9,699	25,896
#	Natural Grocers by Vitamin Cottage, Inc.	39,765	1,151,594
	Natural Health Trends Corp.	3,504	10,932
*	Nature's Sunshine Products, Inc.	33,185	901,305
*	Niagen Bioscience, Inc.	32,903	155,631
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Nu Skin Enterprises, Inc., Class A	4,801	$35,047
	Oil-Dri Corp. of America	14,689	1,071,563
	PepsiCo, Inc.	964,758	152,904,495
*	Performance Food Group Co.	268,250	24,292,720
	Philip Morris International, Inc.	630,976	104,155,208
	Pilgrim's Pride Corp.	197,981	6,553,171
*	Post Holdings, Inc.	125,799	13,177,445
#	PriceSmart, Inc.	35,467	5,565,482
	Procter & Gamble Co.	1,487,937	218,860,653
	Reynolds Consumer Products, Inc.	105,464	2,211,580
	Seaboard Corp.	1,110	6,311,382
*	Seneca Foods Corp. (SENEA US), Class A	13,210	1,847,551
*»	Seneca Foods Corp. (SENEB US), Class B	1,662	231,068
*	Simply Good Foods Co.	88,330	1,180,972
	Smithfield Foods, Inc.	6,065	159,388
	Spectrum Brands Holdings, Inc.	33,630	2,777,838
#*	Sprouts Farmers Market, Inc.	167,727	13,728,455
	Sysco Corp.	342,238	25,568,601
	Target Corp.	313,994	40,740,722
#	Tootsie Roll Industries, Inc.	46,985	1,983,707
»	TreeHouse Foods, Inc.	48,535	93,673
	Turning Point Brands, Inc.	21,950	1,770,926
	Tyson Foods, Inc., Class A	211,919	13,577,650
*	U.S. Foods Holding Corp.	405,418	37,902,529
*	United Natural Foods, Inc.	87,661	4,384,803
	Universal Corp.	34,904	1,870,156
*	USANA Health Sciences, Inc.	18,998	361,912
#	Village Super Market, Inc., Class A	15,291	658,889
*	Vita Coco Co., Inc.	36,655	2,418,863
*	Vital Farms, Inc.	27,803	379,511
	Walmart, Inc.	2,591,562	341,904,775
	WD-40 Co.	13,608	2,857,136

63

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Weis Markets, Inc.	42,338	$2,971,281
TOTAL CONSUMER STAPLES			2,103,245,014
ENERGY — (5.3%)
*	Amplify Energy Corp.	52,686	337,190
	Antero Midstream Corp.	588,304	12,860,325
*	Antero Resources Corp.	340,017	13,349,067
	APA Corp.	325,290	13,249,062
	Archrock, Inc.	330,143	12,793,041
	Ardmore Shipping Corp.	58,551	1,037,524
	Baker Hughes Co.	588,091	40,972,300
	Bristow Group, Inc.	45,540	2,237,380
#	Cactus, Inc., Class A	55,066	3,068,278
#	California Resources Corp.	56,012	3,823,379
#*	Centrus Energy Corp., Class A	12,401	2,616,115
	Cheniere Energy, Inc.	144,055	39,607,922
	Chevron Corp.	1,438,383	278,053,818
	Chord Energy Corp. (CHRD US)	4,278	622,877
*	Clean Energy Fuels Corp.	163,682	376,469
#*	CNX Resources Corp.	318,040	12,374,936
#*	Comstock Resources, Inc.	190,465	3,317,900
*	Comstock, Inc.	42,061	137,960
	ConocoPhillips	1,253,618	157,680,072
#	Core Laboratories, Inc.	36,823	539,457
	Core Natural Resources, Inc.	33,961	3,047,660
	Coterra Energy, Inc.	1,038,240	37,283,198
	Crescent Energy Co., Class A	129,251	1,738,426
*	CVR Energy, Inc.	69,555	2,305,053
	Devon Energy Corp.	737,616	37,891,334
	DHT Holdings, Inc.	231,336	4,275,089
	Diamondback Energy, Inc.	164,391	33,803,721
	Dorian LPG Ltd.	69,716	2,687,552
*	Drilling Tools International Corp.	3,492	12,047
*	DT Midstream, Inc.	125,676	18,598,791
	Energy Services of America Corp.	14,777	251,209
	EOG Resources, Inc.	500,872	70,407,577
#	Epsilon Energy Ltd.	46,319	294,589
	EQT Corp.	472,024	28,359,202
		Shares	Value†
ENERGY — (Continued)
	Evolution Petroleum Corp.	54,901	$263,525
	Excelerate Energy, Inc., Class A	12,256	427,734
	Expand Energy Corp.	234,535	23,957,750
#*	Expro Group Holdings NV	122,229	2,225,790
	Exxon Mobil Corp.	3,214,620	496,112,305
*	Forum Energy Technologies, Inc.	11,962	752,051
	FutureFuel Corp.	6,867	34,198
*	Geospace Technologies Corp.	10,582	96,825
	Granite Ridge Resources, Inc.	3,091	18,639
#*	Green Plains, Inc.	86,095	1,496,331
*	Gulfport Energy Corp.	19,155	3,688,104
	Halliburton Co.	716,786	30,320,048
*	Helix Energy Solutions Group, Inc.	202,158	2,092,335
	Helmerich & Payne, Inc.	102,739	4,148,601
	HF Sinclair Corp.	236,974	15,927,023
*	Innovex International, Inc.	15,971	443,515
	International Seaways, Inc.	58,129	4,821,801
	Kinder Morgan, Inc.	1,165,002	38,293,616
#	Kinetik Holdings, Inc.	40,972	2,070,725
	Kodiak Gas Services, Inc.	82,210	5,573,838
	Liberty Energy, Inc.	206,786	6,987,299
	Magnolia Oil & Gas Corp., Class A	216,648	6,551,435
*	Mammoth Energy Services, Inc.	18,264	52,235
	Marathon Petroleum Corp.	249,562	61,963,749
	Matador Resources Co.	210,269	13,339,465
	Mexco Energy Corp.	3,224	31,789
	Murphy Oil Corp.	166,154	6,938,591
*	Nabors Industries Ltd.	11,901	1,221,162
	NACCO Industries, Inc., Class A	10,033	483,390
*	National Energy Services Reunited Corp.	39,928	995,804
	Natural Gas Services Group, Inc.	22,107	899,534
*	NCS Multistage Holdings, Inc.	409	22,360
#	Noble Corp. PLC	119,052	6,075,224

64

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Nordic American Tankers Ltd.	301,055	$1,679,887
#	Northern Oil & Gas, Inc.	12,626	342,922
	NOV, Inc.	281,378	5,756,994
	Occidental Petroleum Corp.	694,313	42,061,482
*	Oceaneering International, Inc.	125,544	4,712,922
*	Oil States International, Inc.	113,879	1,307,331
#	ONEOK, Inc.	530,153	49,017,946
	Ovintiv, Inc.	239,300	14,728,915
*	Par Pacific Holdings, Inc.	67,109	4,407,048
#	Patterson-UTI Energy, Inc.	216,749	2,648,673
	PBF Energy, Inc., Class A	112,205	4,865,209
	Peabody Energy Corp.	134,711	3,591,395
	Permian Resources Corp., Class A	634,411	13,715,966
	Phillips 66	302,439	54,181,947
*	PrimeEnergy Resources Corp.	843	186,800
*	ProPetro Holding Corp.	171,645	2,940,279
	Range Resources Corp.	375,896	16,351,476
	Ranger Energy Services, Inc., Class A	29,454	514,267
*	REX American Resources Corp.	52,744	2,558,084
	Riley Exploration Permian, Inc.	1,793	64,853
#	RPC, Inc.	101,831	802,428
	SandRidge Energy, Inc.	36,068	560,857
	Scorpio Tankers, Inc.	78,178	6,358,217
*	SEACOR Marine Holdings, Inc.	30,581	232,416
*	Seadrill Ltd.	87,040	4,325,018
	Select Water Solutions, Inc.	143,837	2,406,393
	SFL Corp. Ltd.	144,797	1,669,509
	SLB Ltd.	804,246	45,745,512
	SM Energy Co.	39,479	1,225,033
	Smart Sand, Inc.	4,042	22,271
	Solaris Energy Infrastructure, Inc.	35,241	2,602,195
#*	Stabilis Solutions, Inc.	2,642	11,228
*	Talos Energy, Inc.	184,772	2,941,570
		Shares	Value†
ENERGY — (Continued)
	Targa Resources Corp.	242,272	$63,010,102
	TechnipFMC PLC	539,026	40,734,195
	Teekay Corp. Ltd.	122,674	1,638,925
	Teekay Tankers Ltd., Class A	43,035	3,380,399
*	TETRA Technologies, Inc.	120,782	1,149,845
	Texas Pacific Land Corp.	17,826	7,908,861
#*	Tidewater, Inc.	74,980	6,697,963
*	TOP Ships, Inc.	640	1,408
#*	Transocean Ltd.	861,018	5,872,143
#*	Uranium Energy Corp.	277,500	4,131,975
	VAALCO Energy, Inc.	18,439	121,144
*	Valaris Ltd.	65,816	6,711,916
	Valero Energy Corp.	302,977	76,525,931
	Viper Energy, Inc., Class A	14,714	726,577
#	Vitesse Energy, Inc.	36,601	686,635
	Weatherford International PLC	72,645	8,016,376
	Williams Cos., Inc.	1,011,110	77,157,804
#	World Kinect Corp.	95,844	2,584,913
TOTAL ENERGY			2,179,931,466
FINANCIALS — (14.5%)
	1st Source Corp.	42,959	3,158,775
*	Acacia Research Corp.	114,844	583,407
	Acadian Asset Management, Inc.	62,893	4,235,844
	ACNB Corp.	14,313	725,526
	Affiliated Managers Group, Inc.	35,352	10,417,174
*	Affinity Bancshares, Inc.	8,297	186,019
*	Affirm Holdings, Inc.	108,218	6,956,253
	Aflac, Inc.	378,948	43,075,019
	Alerus Financial Corp.	10,949	294,966
	Allstate Corp.	230,489	50,076,040
	Ally Financial, Inc.	526,184	23,357,308
*	AlTi Global, Inc.	2,788	9,869
	Amalgamated Financial Corp.	38,328	1,566,849
#	Amerant Bancorp, Inc.	32,846	754,473
	American Coastal Insurance Corp.	11,492	136,755
	American Express Co.	389,747	125,907,768

65

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American Financial Group, Inc.	112,170	$14,948,896
	American International Group, Inc.	615,419	46,033,341
	Ameriprise Financial, Inc.	90,792	43,107,134
	Ameris Bancorp	100,291	8,549,808
	AMERISAFE, Inc.	20,037	607,121
	AmeriServ Financial, Inc.	8,436	33,407
	Ames National Corp.	1,136	32,012
	Aon PLC, Class A	113,269	35,300,284
	Apollo Global Management, Inc.	156,296	20,118,421
*	Arch Capital Group Ltd.	273,606	25,844,823
#	ARES Management Corp., Class A	54,844	6,438,686
	Arrow Financial Corp.	17,913	660,094
	Arthur J Gallagher & Co.	93,543	19,307,275
#	Artisan Partners Asset Management, Inc., Class A	71,910	2,692,310
	Associated Banc-Corp.	272,106	7,662,505
	Associated Capital Group, Inc., Class A	4,191	164,916
	Assurant, Inc.	85,221	20,135,166
	Assured Guaranty Ltd.	96,881	7,934,554
	Atlantic American Corp.	2,737	7,089
#	Atlantic Union Bankshares Corp.	156,457	5,890,606
*	Atlanticus Holdings Corp.	19,985	1,587,009
	Auburn National BanCorp, Inc.	2,633	63,113
	Axis Capital Holdings Ltd.	141,267	14,184,619
*	Axos Financial, Inc.	81,492	7,859,088
#*	Baldwin Insurance Group, Inc.	40,607	922,591
	Banc of California, Inc.	85,729	1,605,704
	BancFirst Corp.	50,563	5,643,336
*	Bancorp, Inc.	72,737	4,351,855
	Bank First Corp.	275	39,960
	Bank of America Corp.	3,912,477	209,161,020
	Bank of Hawaii Corp.	41,337	3,286,705
		Shares	Value†
FINANCIALS — (Continued)
	Bank of Marin Bancorp	9,928	$254,554
#	Bank of New York Mellon Corp.	467,865	62,867,020
	Bank of NT Butterfield & Son Ltd.	53,496	2,966,353
	Bank of the James Financial Group, Inc.	3,363	77,214
	Bank OZK	160,955	7,751,593
	Bank7 Corp.	2,632	113,018
	BankUnited, Inc.	85,379	3,968,416
	Bankwell Financial Group, Inc.	9,630	498,064
	Banner Corp.	49,056	3,282,337
	Bar Harbor Bankshares	24,029	822,993
	BayCom Corp.	18,818	564,164
	BCB Bancorp, Inc.	27,431	278,425
	Beacon Financial Corp.	138,228	3,943,645
*	Berkshire Hathaway, Inc., Class B	914,576	433,143,194
	BGC Group, Inc., Class A	440,515	4,946,983
	Blackrock, Inc.	61,487	65,520,547
	Blackstone, Inc.	203,670	25,576,879
*	Block, Inc.	214,915	15,153,657
	Blue Ridge Bankshares, Inc.	4,351	14,924
	BOK Financial Corp.	81,414	10,892,379
*	Bowhead Specialty Holdings, Inc.	5,602	133,216
	Bread Financial Holdings, Inc.	78,989	6,696,687
*	Bridgewater Bancshares, Inc.	22,825	413,817
*	Brighthouse Financial, Inc.	42,444	2,642,563
*	Broadway Financial Corp.	1,357	10,815
#	Brown & Brown, Inc.	249,639	15,015,786
	Burke & Herbert Financial Services Corp.	10,553	678,663
	Business First Bancshares, Inc.	13,499	369,603
*	BV Financial, Inc.	4,641	90,871
	Byline Bancorp, Inc.	36,014	1,157,850
	C&F Financial Corp.	3,812	284,947
	California BanCorp	2,613	48,837
	Camden National Corp.	19,005	915,471
	Capital Bancorp, Inc.	6,836	215,266

66

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capital City Bank Group, Inc.	26,809	$1,237,771
	Capital One Financial Corp.	392,371	75,060,572
	Capitol Federal Financial, Inc.	189,096	1,452,257
	Carlyle Group, Inc.	239,056	11,969,534
*	Carter Bankshares, Inc.	27,375	700,800
#	Cass Information Systems, Inc.	16,809	794,898
	Cathay General Bancorp	96,679	5,416,924
	CB Financial Services, Inc.	1,493	52,524
	Cboe Global Markets, Inc.	86,600	25,987,794
	Central Pacific Financial Corp.	38,596	1,284,475
	CF Bankshares, Inc.	4,274	125,228
	Charles Schwab Corp.	619,259	56,748,895
	Chemung Financial Corp.	6,655	441,959
	ChoiceOne Financial Services, Inc.	1,826	54,835
	Chubb Ltd.	227,406	74,361,762
	Cincinnati Financial Corp.	131,496	21,512,746
	Citigroup, Inc.	692,112	88,576,494
	Citizens & Northern Corp.	29,752	656,924
	Citizens Community Bancorp, Inc.	14,933	309,860
	Citizens Financial Group, Inc.	364,457	23,707,928
#*	Citizens, Inc.	12,883	69,568
#	City Holding Co.	30,321	3,728,270
	Civista Bancshares, Inc.	25,564	635,777
	CME Group, Inc.	135,048	38,869,515
	CNB Financial Corp.	39,932	1,213,134
	CNO Financial Group, Inc.	137,182	6,097,740
*	Coastal Financial Corp.	20,399	1,542,572
	Cohen & Co., Inc.	756	17,751
	Cohen & Steers, Inc.	68,465	4,812,405
*	Coinbase Global, Inc., Class A	58,183	10,925,022
	Colony Bankcorp, Inc.	12,083	239,727
	Columbia Banking System, Inc.	91,436	2,706,506
		Shares	Value†
FINANCIALS — (Continued)
#*	Columbia Financial, Inc.	71,583	$1,376,541
	Commerce Bancshares, Inc.	247,663	12,885,906
	Community Financial System, Inc.	75,792	4,802,181
	Community Trust Bancorp, Inc.	46,330	3,008,207
	Community West Bancshares	28,561	677,467
	ConnectOne Bancorp, Inc.	70,743	2,067,110
*	Consumer Portfolio Services, Inc.	137,807	1,251,288
	Corebridge Financial, Inc.	442,359	12,182,567
*	Corpay, Inc.	87,298	26,754,218
	Crawford & Co. (CRD/A US), Class A	80,996	869,897
	Crawford & Co. (CRD/B US), Class B	47,154	472,955
#*	Credit Acceptance Corp.	14,278	7,209,105
#	Cullen/Frost Bankers, Inc.	101,759	14,747,932
*	Customers Bancorp, Inc.	49,190	3,751,721
	CVB Financial Corp.	228,714	4,658,904
#*	Dave, Inc.	12,633	3,436,050
#	DigitalBridge Group, Inc.	178,387	2,775,702
	Dime Community Bancshares, Inc.	60,576	2,174,073
#	Donegal Group, Inc. (DGICA US), Class A	76,099	1,279,985
	Donegal Group, Inc. (DGICB US), Class B	2,147	41,330
*	Donnelley Financial Solutions, Inc.	45,814	2,304,444
	Eagle Bancorp Montana, Inc.	2,666	58,972
	Eagle Bancorp, Inc.	36,090	932,926
	Eagle Financial Services, Inc.	1,386	52,224
	East West Bancorp, Inc.	198,840	25,147,295
	Eastern Bankshares, Inc.	134,738	2,725,750

67

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Employers Holdings, Inc.	32,340	$1,362,161
	Enact Holdings, Inc.	5,136	219,461
*	Encore Capital Group, Inc.	29,202	2,417,049
*	Enova International, Inc.	56,486	9,569,293
	Enterprise Financial Services Corp.	53,247	3,078,741
	Equitable Holdings, Inc.	470,460	19,853,412
	Equity Bancshares, Inc., Class A	26,825	1,216,245
#	Erie Indemnity Co., Class A	32,636	7,144,999
	Esquire Financial Holdings, Inc.	11,699	1,229,799
	Essent Group Ltd.	176,108	10,658,056
*	Euronet Worldwide, Inc.	63,580	4,601,920
	Evercore, Inc., Class A	69,364	22,285,960
	Everest Group Ltd.	40,663	14,506,932
	EVERTEC, Inc.	102,041	3,013,271
#*	EZCORP, Inc., Class A	83,330	2,731,557
	F&G Annuities & Life, Inc.	44,471	1,273,649
	FactSet Research Systems, Inc.	32,638	7,427,756
	Farmers & Merchants Bancorp, Inc.	6,977	186,844
	Farmers National Banc Corp.	46,828	658,870
*	FB Bancorp, Inc.	2,375	33,202
	FB Financial Corp.	76,915	4,158,794
	Federal Agricultural Mortgage Corp. (AGM US), Class C	13,567	2,357,945
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	1,374	185,043
	Federated Hermes, Inc.	153,574	8,921,114
	Fidelis Insurance Holdings Ltd.	35,580	751,805
	Fidelity D&D Bancorp, Inc.	427	19,253
	Fidelity National Financial, Inc.	302,183	15,804,171
		Shares	Value†
FINANCIALS — (Continued)
	Fidelity National Information Services, Inc.	341,352	$15,883,109
*	Fifth District Bancorp, Inc.	473	7,152
	Fifth Third Bancorp	891,827	45,269,138
*	Finance of America Cos., Inc., Class A	985	19,454
	Financial Institutions, Inc.	28,787	980,773
	Finward Bancorp	1,270	40,869
*	Finwise Bancorp	11,312	175,902
	First American Financial Corp.	163,056	11,435,117
	First BanCorp	328,512	7,976,271
	First Bancorp, Inc.	16,977	483,165
#	First Bancorp/Southern Pines NC	62,082	3,584,615
	First Bank	23,604	350,283
	First Busey Corp.	121,954	3,195,195
	First Business Financial Services, Inc.	11,983	673,445
	First Capital, Inc.	3,880	209,830
	First Citizens BancShares, Inc., Class A	13,669	27,116,836
	First Commonwealth Financial Corp.	162,676	2,994,865
	First Community Bankshares, Inc.	30,228	1,288,317
	First Community Corp.	2,034	60,227
	First Financial Bancorp	150,356	4,552,780
	First Financial Bankshares, Inc.	157,378	5,078,588
	First Financial Corp.	17,698	1,162,228
	First Hawaiian, Inc.	13,700	373,736
	First Horizon Corp.	728,194	18,175,722
	First Internet Bancorp	11,737	269,012
#	First Interstate BancSystem, Inc., Class A	58,551	2,077,975
	First Merchants Corp.	63,650	2,574,006
	First Mid Bancshares, Inc.	32,608	1,372,471
	First National Corp.	1,787	47,749
	First Northwest Bancorp	11,235	112,350
*	First Seacoast Bancorp, Inc.	23	276

68

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First U.S. Bancshares, Inc.	5,297	$87,400
	First United Corp.	10,716	398,207
*	First Western Financial, Inc.	1,084	30,688
	FirstCash Holdings, Inc.	63,495	13,855,879
*	Firstsun Capital Bancorp	13,418	474,460
*	Fiserv, Inc.	247,844	15,527,427
	Five Star Bancorp	5,003	202,371
	Flagstar Bank NA	183,572	2,564,501
	Flushing Financial Corp.	43,624	703,219
*	Flywire Corp.	31,960	431,780
	FNB Corp.	431,289	7,698,509
	Franklin Financial Services Corp.	5,318	299,669
#	Franklin Resources, Inc.	211,791	6,347,376
	FS Bancorp, Inc.	18,178	738,754
	Fulton Financial Corp.	355,332	7,671,618
	FVCBankcorp, Inc.	10,930	171,164
	GCM Grosvenor, Inc., Class A	24,228	264,570
*	Genworth Financial, Inc.	459,413	4,038,240
#	German American Bancorp, Inc.	53,944	2,323,368
	Glacier Bancorp, Inc.	177,589	8,710,740
#	Global Payments, Inc.	169,118	12,169,731
	Globe Life, Inc.	110,398	17,034,411
	Goldman Sachs Group, Inc.	176,078	162,655,574
*	Goosehead Insurance, Inc., Class A	13,740	615,415
	Great Southern Bancorp, Inc.	19,439	1,326,129
*	Green Dot Corp., Class A	16,722	209,861
	Greene County Bancorp, Inc.	339	8,153
*	Greenlight Capital Re Ltd., Class A	48,367	886,083
*	Hagerty, Inc., Class A	1,396	14,183
	Hamilton Insurance Group Ltd., Class B	5,783	189,509
	Hamilton Lane, Inc., Class A	33,221	3,056,000
	Hancock Whitney Corp.	139,177	9,395,839
	Hanmi Financial Corp.	43,096	1,289,001
		Shares	Value†
FINANCIALS — (Continued)
	Hanover Bancorp, Inc.	554	$13,141
	Hanover Insurance Group, Inc.	68,550	12,866,149
	Hartford Insurance Group, Inc.	420,335	57,506,031
	Hawthorn Bancshares, Inc.	11,816	397,254
	HBT Financial, Inc.	4,919	136,551
	HCI Group, Inc.	23,644	3,631,009
	Hennessy Advisors, Inc.	2,136	21,360
	Heritage Financial Corp.	48,862	1,344,682
*	Heritage Insurance Holdings, Inc.	42,336	1,241,291
	Hilltop Holdings, Inc.	97,879	3,687,102
	Hingham Institution For Savings	3,148	894,662
*	Hippo Holdings, Inc.	963	25,356
	Home Bancorp, Inc.	11,444	711,702
	Home BancShares, Inc.	246,319	6,618,591
	Home Federal Bancorp, Inc. of Louisiana	2,148	40,253
	HomeTrust Bancshares, Inc.	3,998	182,589
	Hope Bancorp, Inc.	179,562	2,235,547
	Horace Mann Educators Corp.	62,816	2,854,359
	Horizon Bancorp, Inc.	82,933	1,501,087
	Houlihan Lokey, Inc.	85,808	13,278,788
	Huntington Bancshares, Inc.	1,995,730	33,448,435
	Independent Bank Corp. (IBCP US)	29,563	981,787
	Independent Bank Corp. (INDB US)	68,941	5,376,709
	Interactive Brokers Group, Inc., Class A	115,077	9,148,621
	Intercontinental Exchange, Inc.	251,052	39,688,811
	International Bancshares Corp.	110,465	7,924,759
*	International Money Express, Inc.	26,794	426,293
	Invesco Ltd.	298,712	7,829,241
	Investar Holding Corp.	1,261	34,942
	Investors Title Co.	2,716	643,094
	Jack Henry & Associates, Inc.	65,836	10,122,285

69

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Jackson Financial, Inc., Class A	67,326	$7,794,331
	James River Group Holdings, Inc.	48,400	300,080
	Jefferies Financial Group, Inc.	335,621	16,183,645
	JPMorgan Chase & Co.	2,017,907	632,069,010
	Kearny Financial Corp.	84,156	676,614
	Kemper Corp.	55,862	1,881,991
*	Kentucky First Federal Bancorp	6,573	29,776
*	Kestrel Group Ltd.	9,925	96,471
	KeyCorp	699,616	15,468,510
	Kingstone Cos., Inc.	931	15,520
#	Kinsale Capital Group, Inc.	25,262	8,175,036
	KKR & Co., Inc.	223,300	23,299,122
	Lake Shore Bancorp, Inc.	4,842	78,731
	Lakeland Financial Corp.	36,728	2,222,779
	Landmark Bancorp, Inc.	8,367	221,893
	Lazard, Inc.	66,232	3,212,252
	LCNB Corp.	10,519	170,513
*	LendingClub Corp.	170,419	2,909,052
*	LendingTree, Inc.	10,934	542,217
	Lincoln National Corp.	211,801	8,008,196
	LINKBANCORP, Inc.	2,766	24,037
	Live Oak Bancshares, Inc.	50,583	1,901,921
	Loews Corp.	227,665	25,637,356
	LPL Financial Holdings, Inc.	88,990	29,734,229
	M&T Bank Corp.	98,280	21,486,956
	Magyar Bancorp, Inc.	5,872	102,173
	MainStreet Bancshares, Inc.	2,310	54,100
*	Markel Group, Inc.	10,873	19,272,066
	MarketAxess Holdings, Inc.	26,420	4,152,960
	MarketWise, Inc.	706	11,875
*	Marqeta, Inc., Class A	423,621	1,838,515
	Marsh & McLennan Cos., Inc.	286,589	48,063,841
	Mastercard, Inc., Class A	475,606	239,191,769
#	Mechanics Bancorp, Class A	4,655	68,731
		Shares	Value†
FINANCIALS — (Continued)
	Mercantile Bank Corp.	28,300	$1,452,073
#	Merchants Bancorp	23,512	1,094,248
	Mercury General Corp.	79,904	7,775,458
	Meridian Corp.	12,316	231,787
	MetLife, Inc.	397,010	31,800,501
	Metrocity Bankshares, Inc.	6,183	197,794
#	Metropolitan Bank Holding Corp.	5,311	469,227
	MGIC Investment Corp.	321,345	8,509,216
	Mid Penn Bancorp, Inc.	17,986	592,998
	Midland States Bancorp, Inc.	24,656	641,303
	Moelis & Co., Class A	42,106	2,741,943
	Moody's Corp.	83,692	38,653,150
	Morgan Stanley	864,182	164,704,447
	Morningstar, Inc.	62,099	10,476,722
	MSCI, Inc.	37,836	22,376,589
	MVB Financial Corp.	15,895	415,336
	Nasdaq, Inc.	376,167	34,573,509
	National Bank Holdings Corp., Class A	76,201	3,253,783
	National Bankshares, Inc.	4,012	143,610
	Navient Corp.	230,281	2,127,796
	NB Bancorp, Inc.	2,213	43,441
	NBT Bancorp, Inc.	83,684	3,656,154
*	NCR Atleos Corp.	106,323	4,718,615
	Nelnet, Inc., Class A	45,933	6,508,706
*	NerdWallet, Inc., Class A	39,083	423,660
*	NI Holdings, Inc.	21,302	274,370
	Nicolet Bankshares, Inc.	30,902	4,526,525
*	NMI Holdings, Inc.	111,594	4,319,804
#	Northeast Bank	12,320	1,531,992
	Northeast Community Bancorp, Inc.	5,283	126,766
	Northern Trust Corp.	177,762	29,568,931
	Northfield Bancorp, Inc.	53,181	741,875
	Northrim BanCorp, Inc.	31,812	780,348
	Northwest Bancshares, Inc.	207,360	2,867,789
	Norwood Financial Corp.	11,373	332,888
	Oak Valley Bancorp	12,060	398,945

70

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OceanFirst Financial Corp.	85,641	$1,633,174
*	Octave Specialty Group, Inc.	26,942	119,353
	OFG Bancorp	84,093	3,864,914
	Ohio Valley Banc Corp.	6,853	305,027
	Old National Bancorp	387,660	9,292,210
	Old Republic International Corp.	490,431	19,592,718
	Old Second Bancorp, Inc.	67,237	1,385,755
	OneMain Holdings, Inc.	195,249	11,474,784
*	Onity Group, Inc.	12,198	561,230
	OP Bancorp	8,984	128,831
*	Oportun Financial Corp.	5,702	34,725
	Oppenheimer Holdings, Inc., Class A	13,697	1,568,033
*	OppFi, Inc.	11,031	104,905
*	OptimumBank Holdings, Inc.	1,636	8,933
	Orange County Bancorp, Inc.	1,054	35,941
	Origin Bancorp, Inc.	34,591	1,619,551
	Orrstown Financial Services, Inc.	28,617	1,051,389
*	Oscar Health, Inc., Class A	73,419	1,355,315
*	Palomar Holdings, Inc.	30,502	3,671,831
	Park National Corp.	26,145	4,501,908
	Parke Bancorp, Inc.	18,265	549,959
	Pathfinder Bancorp, Inc.	4,141	57,560
#	Pathward Financial, Inc.	43,350	3,764,514
*	Paymentus Holdings, Inc., Class A	55,348	1,552,511
*	Payoneer Global, Inc.	304,948	1,518,641
	PayPal Holdings, Inc.	491,850	24,661,359
*	Paysafe Ltd.	30,562	276,280
*	Paysign, Inc.	2,408	15,796
	PCB Bancorp	16,051	387,311
	Peapack-Gladstone Financial Corp.	32,357	1,350,905
	PennyMac Financial Services, Inc.	68,425	6,178,093
	Peoples Bancorp of North Carolina, Inc.	9,657	380,679
	Peoples Bancorp, Inc.	50,002	1,720,069
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Financial Services Corp.	7,247	$412,789
	Perella Weinberg Partners	19,189	436,358
	Pinnacle Financial Partners, Inc.	207,255	20,505,810
*	Pioneer Bancorp, Inc.	15,046	214,105
	Piper Sandler Cos.	78,140	6,813,808
	PJT Partners, Inc., Class A	15,737	2,403,669
	Plumas Bancorp	10,140	517,241
	PNC Financial Services Group, Inc.	220,907	49,262,261
*	Ponce Financial Group, Inc.	24,784	432,729
	Popular, Inc.	151,172	22,725,687
*	PRA Group, Inc.	40,558	883,759
	Preferred Bank	24,887	2,357,545
	Primerica, Inc.	55,100	15,497,977
	Primis Financial Corp.	36,156	530,047
	Princeton Bancorp, Inc.	10,139	362,672
	Principal Financial Group, Inc.	241,425	24,362,197
*	Priority Technology Holdings, Inc.	4,161	21,554
	PROG Holdings, Inc.	101,882	3,650,432
	Progressive Corp.	220,073	44,296,293
	Prosperity Bancshares, Inc.	106,783	7,437,436
	Provident Financial Holdings, Inc.	12,923	221,759
#	Provident Financial Services, Inc.	159,300	3,612,924
	Prudential Financial, Inc.	402,962	39,534,602
	QCR Holdings, Inc.	33,505	3,029,522
	Radian Group, Inc.	132,571	4,750,019
	Raymond James Financial, Inc.	178,408	28,245,555
	RBB Bancorp	24,513	591,254
	Red River Bancshares, Inc.	1,695	153,787
	Regional Management Corp.	13,974	521,929
	Regions Financial Corp.	863,394	24,649,899
	Reinsurance Group of America, Inc.	75,722	16,012,174
*	Remitly Global, Inc.	115,011	2,517,591
	RenaissanceRe Holdings Ltd.	62,334	19,134,668
	Renasant Corp.	155,324	6,195,874

71

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Repay Holdings Corp.	66,372	$251,550
	Republic Bancorp, Inc., Class A	30,079	2,277,883
*	Rhinebeck Bancorp, Inc.	4,151	67,827
	Richmond Mutual BanCorp, Inc.	8,015	126,797
	Riverview Bancorp, Inc.	49,214	254,928
	RLI Corp.	105,900	5,482,443
*	Robinhood Markets, Inc., Class A	179,508	13,084,338
*	Rocket Cos., Inc., Class A	267,859	3,916,099
	S&P Global, Inc.	114,228	49,258,540
	S&T Bancorp, Inc.	53,810	2,374,635
	Safety Insurance Group, Inc.	24,070	1,809,101
	SB Financial Group, Inc.	8,465	176,411
	Seacoast Banking Corp. of Florida	94,819	2,983,954
*	Security National Financial Corp., Class A	33,154	324,909
	SEI Investments Co.	206,798	18,752,443
	Selective Insurance Group, Inc.	86,909	7,296,011
	ServisFirst Bancshares, Inc.	78,587	6,257,097
*	Sezzle, Inc.	4,969	395,532
	Shore Bancshares, Inc.	37,751	728,594
	Sierra Bancorp	20,685	746,315
	Silvercrest Asset Management Group, Inc., Class A	14,147	186,033
	Simmons First National Corp., Class A	252,973	5,378,206
*	SiriusPoint Ltd.	222,153	5,200,602
*	Skyward Specialty Insurance Group, Inc.	25,393	1,154,112
#	SLM Corp.	598,418	13,811,487
	SmartFinancial, Inc.	18,942	794,427
#*	SoFi Technologies, Inc.	1,061,098	17,083,678
	Sound Financial Bancorp, Inc.	3,278	134,890
	South Plains Financial, Inc.	6,125	251,615
		Shares	Value†
FINANCIALS — (Continued)
*	Southern First Bancshares, Inc.	7,643	$430,301
	Southern Missouri Bancorp, Inc.	11,863	809,531
	Southside Bancshares, Inc.	30,424	1,004,905
	Southstate Bank Corp.	90,081	8,798,211
	SR Bancorp, Inc.	691	13,343
	State Street Corp.	216,340	33,065,406
	Stellar Bancorp, Inc.	52,785	1,982,605
*††	Sterling Bancorp, Inc.	40,006	0
	Stewart Information Services Corp.	52,841	3,698,342
	Stifel Financial Corp.	242,401	19,103,623
	Stock Yards Bancorp, Inc.	49,299	3,565,797
*	StoneX Group, Inc.	121,353	12,867,059
*	Summit State Bank	8,370	115,087
	Synchrony Financial	518,669	39,522,578
#	T. Rowe Price Group, Inc.	187,586	19,298,848
*	Texas Capital Bancshares, Inc.	72,980	7,349,086
#	TFS Financial Corp.	204,438	3,074,747
*	Third Coast Bancshares, Inc.	2,238	83,567
	Timberland Bancorp, Inc.	12,366	493,156
	Tiptree, Inc.	63,187	1,089,344
*	Toast, Inc., Class A	176,961	5,046,928
	Tompkins Financial Corp.	15,365	1,294,809
	Towne Bank	71,691	2,549,332
	TPG, Inc.	19,050	830,961
	Tradeweb Markets, Inc., Class A	37,514	4,248,460
	Travelers Cos., Inc.	240,920	73,514,329
	TriCo Bancshares	45,509	2,287,737
*	Triumph Financial, Inc.	34,188	2,313,844
	Truist Financial Corp.	630,411	32,466,166
*	Trupanion, Inc.	8,654	207,609
	TrustCo Bank Corp.	25,938	1,234,649
	Trustmark Corp.	107,353	4,763,253
*	TWFG, Inc.	825	15,328
	U.S. Bancorp	804,562	45,586,483
	U.S. Global Investors, Inc., Class A	2,644	6,954
	UMB Financial Corp.	119,588	15,088,418
	Union Bankshares, Inc.	1,379	34,047
	United Bancorp, Inc.	5,663	92,760

72

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	United Bancshares, Inc.	2,124	$80,011
	United Bankshares, Inc.	141,305	6,190,572
	United Community Banks, Inc.	119,338	3,977,535
	United Fire Group, Inc.	36,707	1,480,026
	Unity Bancorp, Inc.	16,677	871,874
	Universal Insurance Holdings, Inc.	56,453	2,237,232
	Univest Financial Corp.	45,663	1,734,737
	Unum Group	278,536	22,388,724
	USCB Financial Holdings, Inc.	8,121	148,127
	Valley National Bancorp	617,849	8,384,211
	Value Line, Inc.	6,620	232,958
*	Velocity Financial, Inc.	13,161	253,876
#	Victory Capital Holdings, Inc., Class A	50,567	3,970,015
	Virginia National Bankshares Corp.	2,069	87,312
	Virtu Financial, Inc., Class A	105,266	5,227,510
	Virtus Investment Partners, Inc.	9,718	1,414,455
	Visa, Inc., Class A	804,437	265,335,500
	Voya Financial, Inc.	180,752	14,814,434
	W.R. Berkley Corp.	331,934	22,183,149
	WaFd, Inc.	114,826	4,064,840
	Walker & Dunlop, Inc.	43,116	2,170,891
	Washington Trust Bancorp, Inc.	23,010	723,204
	Waterstone Financial, Inc.	38,477	693,355
	Webster Financial Corp.	289,654	20,959,363
	Wells Fargo & Co.	1,776,836	146,109,224
	WesBanco, Inc.	153,360	5,272,517
	West BanCorp, Inc.	24,714	591,900
	Westamerica BanCorp	39,960	2,190,607
	Western Alliance Bancorp	158,330	12,910,228
	Western New England Bancorp, Inc.	34,064	475,193
#	Western Union Co.	281,587	2,559,626
	Westwood Holdings Group, Inc.	17,313	284,626
*	WEX, Inc.	43,370	6,519,812
		Shares	Value†
FINANCIALS — (Continued)
	White Mountains Insurance Group Ltd.	5,834	$13,021,430
	Willis Towers Watson PLC	82,365	21,101,913
	Wintrust Financial Corp.	113,340	17,065,604
#	WisdomTree, Inc.	215,970	3,671,490
#*	World Acceptance Corp.	8,181	1,203,916
	WSFS Financial Corp.	76,839	5,530,103
	WVS Financial Corp.	803	11,403
	Zions Bancorp NA	261,363	16,575,641
TOTAL FINANCIALS			5,983,490,130
HEALTH CARE — (7.8%)
*	10X Genomics, Inc., Class A	103,243	2,276,508
*	4D Molecular Therapeutics, Inc.	3,893	34,531
††	89bio, Inc.	157	53
	Abbott Laboratories	744,265	67,571,819
	AbbVie, Inc.	1,068,364	225,766,680
††	Abiomed, Inc.	26,621	415,554
*	Acadia Healthcare Co., Inc.	5,867	151,926
*	ACADIA Pharmaceuticals, Inc.	107,979	2,424,129
*	Accendra Health, Inc.	5,950	22,075
*	Aclaris Therapeutics, Inc.	12,212	53,000
	Acme United Corp.	4,368	178,040
*	AdaptHealth Corp.	128,196	1,680,650
*	Addus HomeCare Corp.	26,989	2,614,964
*	ADMA Biologics, Inc.	181,251	1,857,823
††	Aduro Biotech, Inc.	7,016	2,666
	Agilent Technologies, Inc.	129,989	15,020,229
*	Agios Pharmaceuticals, Inc.	47,004	1,316,112
††	Akero Therapeutics, Inc.	2,451	1,593
††	Albireo Pharma, Inc.	28,723	183,253
*	Alector, Inc.	11,592	27,473
*	Align Technology, Inc.	25,063	4,411,339
#*	Alkermes PLC	140,688	4,742,592
*	Alnylam Pharmaceuticals, Inc.	27,542	8,523,974

73

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Amgen, Inc.	373,973	$129,488,151
*	AMN Healthcare Services, Inc.	39,319	804,860
*	Amneal Pharmaceuticals, Inc.	209,911	2,701,555
*	Amphastar Pharmaceuticals, Inc.	3,175	69,723
*	AngioDynamics, Inc.	45,375	496,402
*	ANI Pharmaceuticals, Inc.	21,550	1,712,147
*	Anika Therapeutics, Inc.	11,355	141,370
*	Apellis Pharmaceuticals, Inc.	2	82
#*	Arcus Biosciences, Inc.	107,774	2,748,237
*	Arrowhead Pharmaceuticals, Inc.	4,869	357,774
*	Artivion, Inc.	51,118	1,831,558
*	Arvinas, Inc.	7,224	71,518
*	Astrana Health, Inc.	8,291	283,055
*	Atea Pharmaceuticals, Inc.	81,300	447,963
*	AtriCure, Inc.	41,301	1,160,971
*	Aura Biosciences, Inc.	4,130	29,116
*	Avalo Therapeutics, Inc.	137	1,836
*	Avanos Medical, Inc.	56,835	1,399,278
*	Aytu BioPharma, Inc.	4,100	10,578
#*	Azenta, Inc.	54,207	1,331,866
	Baxter International, Inc.	25,489	448,097
#*	Beam Therapeutics, Inc.	112,091	3,399,720
	Becton Dickinson & Co.	121,029	18,038,162
*	BioAge Labs, Inc.	4,259	71,764
*	Biogen, Inc.	62,495	11,829,054
*	BioLife Solutions, Inc.	65,997	1,391,217
*	BioMarin Pharmaceutical, Inc.	131,942	7,112,993
*	Bio-Rad Laboratories, Inc., Class A	21,633	6,059,836
	Bio-Techne Corp.	109,077	6,034,140
*	Bioventus, Inc., Class A	3,840	37,901
*	Black Diamond Therapeutics, Inc.	10,335	27,388
		Shares	Value†
HEALTH CARE — (Continued)
*	Boston Scientific Corp.	530,072	$30,537,448
*	Bridgebio Pharma, Inc.	33,653	2,393,065
*	BrightSpring Health Services, Inc.	26,204	1,257,006
	Bristol-Myers Squibb Co.	1,064,307	64,486,361
*	Brookdale Senior Living, Inc.	260,066	3,734,548
#	Bruker Corp.	211,954	7,780,831
*	Butterfly Network, Inc.	49,269	235,999
*	Cabaletta Bio, Inc.	17,765	53,117
	Cardinal Health, Inc.	214,638	41,399,377
*	CareDx, Inc.	10,425	216,944
*	Castle Biosciences, Inc.	36,828	901,918
*	Catalyst Pharmaceuticals, Inc.	139,794	3,932,405
*	Celldex Therapeutics, Inc.	41,446	1,362,744
	Cencora, Inc.	130,545	40,209,165
*	Centene Corp.	360,439	19,351,970
*	Certara, Inc.	10,632	65,174
*	Champions Oncology, Inc.	800	4,776
*	Charles River Laboratories International, Inc.	37,147	6,202,435
	Chemed Corp.	17,465	7,422,276
*††	Chinook Therapeutics, Inc.	54,163	0
	Cigna Group	195,864	56,914,161
*	Collegium Pharmaceutical, Inc.	44,660	1,506,382
*	Community Health Systems, Inc.	103,911	295,107
	Concentra Group Holdings Parent, Inc.	165,955	3,729,009
	CONMED Corp.	29,806	1,092,688
*	Contineum Therapeutics, Inc., Class A	1,498	19,204
*	Cooper Cos., Inc.	142,493	8,962,810
*	Corbus Pharmaceuticals Holdings, Inc.	2,374	23,455
#*	Corcept Therapeutics, Inc.	59,859	2,784,641
*	CorVel Corp.	66,490	3,820,515

74

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Coya Therapeutics, Inc.	1,715	$7,254
*	Crinetics Pharmaceuticals, Inc.	36,259	1,406,124
*	Cross Country Healthcare, Inc.	43,060	435,767
*	CryoPort, Inc.	30,800	316,008
*	Cullinan Therapeutics, Inc.	27,486	358,692
	CVS Health Corp.	436,665	36,369,828
*	Cytek Biosciences, Inc.	157,545	718,405
*	CytomX Therapeutics, Inc.	26,354	111,214
	Danaher Corp.	249,608	44,667,352
*	DarioHealth Corp.	1,200	8,592
#*	DaVita, Inc.	129,575	20,102,265
#*	Denali Therapeutics, Inc.	86,144	1,612,616
	Dentsply Sirona, Inc.	157,187	1,846,947
*	Design Therapeutics, Inc.	2,582	35,115
*	Dexcom, Inc.	127,866	7,614,420
*	Dianthus Therapeutics, Inc.	1,565	137,407
*	Disc Medicine, Inc.	5,721	377,300
*	Doximity, Inc., Class A	78,434	1,916,927
*	Edgewise Therapeutics, Inc.	11,496	355,916
*	Edwards Lifesciences Corp.	212,366	17,732,561
*	Elanco Animal Health, Inc.	463,016	10,357,668
*	Electromed, Inc.	5,226	134,360
	Elevance Health, Inc.	134,124	50,486,956
	Eli Lilly & Co.	443,641	414,626,879
	Embecta Corp.	27,265	249,475
*	Emergent BioSolutions, Inc.	50,001	411,508
*	Enanta Pharmaceuticals, Inc.	4,018	55,810
	Encompass Health Corp.	158,931	15,893,100
*	Enhabit, Inc.	24,087	330,955
*	Enliven Therapeutics, Inc.	3,985	164,302
*	Enovis Corp.	15,179	355,796
	Ensign Group, Inc.	66,668	12,446,249
*	Entrada Therapeutics, Inc.	2,399	32,386
		Shares	Value†
HEALTH CARE — (Continued)
*	Envista Holdings Corp.	241,433	$6,262,772
*	Exelixis, Inc.	293,390	13,044,119
*	FONAR Corp.	11,430	216,370
*	Fortrea Holdings, Inc.	86,410	993,715
*	Fulcrum Therapeutics, Inc.	58,652	418,189
*	Fulgent Genetics, Inc.	34,766	528,096
*	GE HealthCare Technologies, Inc.	222,341	13,527,226
*	GeneDx Holdings Corp.	6,897	433,752
	Gilead Sciences, Inc.	815,631	106,717,160
*	Globus Medical, Inc., Class A	49,926	4,502,327
*	GoodRx Holdings, Inc., Class A	44,838	105,818
#*	GRAIL, Inc.	20,749	1,130,406
*	Guardian Pharmacy Services, Inc., Class A	1,605	59,545
*	Haemonetics Corp.	71,921	4,321,733
*	Halozyme Therapeutics, Inc.	61,568	3,919,419
*	Harmony Biosciences Holdings, Inc.	63,420	1,982,509
#*	Harrow, Inc.	15,271	618,934
	HCA Healthcare, Inc.	86,178	37,440,032
*	HealthEquity, Inc.	78,247	6,418,601
	HealthStream, Inc.	28,192	585,266
#*	Henry Schein, Inc.	128,422	9,578,997
»	Hologic, Inc.	295	3
	Humana, Inc.	72,492	17,140,008
*	ICON PLC	13,146	1,555,566
*	ICU Medical, Inc.	19,706	2,348,955
*	Ideaya Biosciences, Inc.	41,413	1,205,118
*	IDEXX Laboratories, Inc.	40,087	22,480,790
*	Illumina, Inc.	38,119	4,831,202
*	ImmuCell Corp.	450	3,807
*	Incyte Corp.	117,680	11,211,374
*	Indivior Pharmaceuticals, Inc.	41,146	1,513,350
*	InfuSystem Holdings, Inc.	25,741	260,756
*	Innoviva, Inc.	107,568	2,472,988
*	Insmed, Inc.	45,567	6,212,149
*	Instil Bio, Inc.	1,052	8,395
*	Insulet Corp.	35,750	6,154,005
#*	Integer Holdings Corp.	41,547	3,677,325

75

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Intellia Therapeutics, Inc.	68,629	$925,119
*	Intuitive Surgical, Inc.	100,052	45,784,796
*	IQVIA Holdings, Inc.	114,003	18,054,655
	iRadimed Corp.	6,081	507,399
*	Ironwood Pharmaceuticals, Inc.	31,898	131,579
*	Jazz Pharmaceuticals PLC	48,686	9,884,232
	Johnson & Johnson	1,283,312	294,969,263
#*	Joint Corp.	7,230	64,130
*	Kewaunee Scientific Corp.	4,457	164,954
*	Kezar Life Sciences, Inc.	1,823	13,326
*	Kiniksa Pharmaceuticals International PLC	45,370	2,439,999
*	Krystal Biotech, Inc.	27,604	7,239,425
*	Kura Oncology, Inc.	85,813	757,729
*	Kymera Therapeutics, Inc.	27,712	2,246,612
	Labcorp Holdings, Inc.	92,172	23,669,770
#*	Lantheus Holdings, Inc.	112,621	9,529,989
*	Larimar Therapeutics, Inc.	20,095	81,586
	LeMaitre Vascular, Inc.	24,671	2,707,642
#*	Lexeo Therapeutics, Inc.	84,159	479,286
*	LifeStance Health Group, Inc.	232,168	1,757,512
*	Ligand Pharmaceuticals, Inc.	21,237	4,872,830
*	LivaNova PLC	50,265	3,020,926
*	Lyell Immunopharma, Inc.	1,241	24,485
*	Maravai LifeSciences Holdings, Inc., Class A	50,860	187,165
	McKesson Corp.	60,185	49,062,812
*	Medpace Holdings, Inc.	22,289	9,331,513
	Medtronic PLC	435,456	35,258,872
	Merck & Co., Inc.	1,090,882	119,102,497
*	Merit Medical Systems, Inc.	63,458	4,326,566
	Mesa Laboratories, Inc.	3,066	306,600
		Shares	Value†
HEALTH CARE — (Continued)
*	Mettler-Toledo International, Inc.	10,670	$13,621,429
*	MiMedx Group, Inc.	9,037	30,364
††	Mirati Therapeutics, Inc.	10,076	30,026
#*	Moderna, Inc.	187,249	8,602,219
*	Molina Healthcare, Inc.	66,098	12,863,993
*	Monte Rosa Therapeutics, Inc.	16,241	311,015
*	Myriad Genetics, Inc.	11,972	56,867
*	Natera, Inc.	47,271	9,745,389
	National HealthCare Corp.	22,322	3,868,179
	National Research Corp.	16,853	277,400
*	Neogen Corp.	94,215	885,621
*	NeoGenomics, Inc.	155,824	1,442,930
*††	Neoleukin Therapeutics, Inc.	3,638	0
*	Neumora Therapeutics, Inc.	7,610	18,797
*	Neurocrine Biosciences, Inc.	63,518	8,363,415
*	NextCure, Inc.	1,047	9,643
#*	Nutex Health, Inc.	1,001	119,319
#*	Olema Pharmaceuticals, Inc.	56,634	816,096
*»	OmniAb, Inc. (2200963D US)	12,217	0
*»	OmniAb, Inc. (2200964D US)	12,217	0
*	OmniAb, Inc. (OABI UQ)	75,115	104,410
*	Omnicell, Inc.	50,198	2,079,201
*††	Opiant Pharmaceuticals, Inc.	3,087	0
*	OptimizeRx Corp.	1,149	7,158
*	Option Care Health, Inc.	131,500	2,673,395
	Oramed Pharmaceuticals, Inc.	3,131	12,148
*	OraSure Technologies, Inc.	103,715	315,294
*	Organogenesis Holdings, Inc.	5,753	13,520
	Organon & Co.	46,976	622,432
*	ORIC Pharmaceuticals, Inc.	15,666	154,780
*	Orthofix Medical, Inc.	2,980	35,045

76

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	OrthoPediatrics Corp.	17,633	$265,553
#*	Pacira BioSciences, Inc.	50,516	1,287,653
*	PACS Group, Inc.	3,188	106,957
*	Passage Bio, Inc.	293	1,497
#*††	PDL BioPharma, Inc.	309,383	92,815
*	Pediatrix Medical Group, Inc.	81,813	1,841,611
*	Pennant Group, Inc.	34,381	1,076,813
*	Penumbra, Inc.	20,663	6,746,056
*	Personalis, Inc.	21,839	120,551
	Pfizer, Inc.	2,188,080	58,421,736
	Phibro Animal Health Corp., Class A	37,004	1,967,873
††	Poseida Therapeutics, Inc.	24,504	35,041
*	Precipio, Inc.	614	18,973
*	Prelude Therapeutics, Inc.	4,982	26,056
*	Prestige Consumer Healthcare, Inc.	69,177	3,896,049
*	Privia Health Group, Inc.	96,832	2,406,275
*	Pro-Dex, Inc.	5,042	252,806
*	Progyny, Inc.	88,699	1,648,027
*	Protagonist Therapeutics, Inc.	11,052	1,093,816
*	Protara Therapeutics, Inc.	11,973	63,816
*	Prothena Corp. PLC	31,179	344,840
*	PTC Therapeutics, Inc.	49,367	3,211,817
*	Puma Biotechnology, Inc.	15,715	118,020
*	Quanterix Corp.	1,944	6,085
	Quest Diagnostics, Inc.	150,109	29,151,168
*	QuidelOrtho Corp.	5,445	66,973
*	RadNet, Inc.	72,674	4,109,715
*	Rafael Holdings, Inc., Class B	19,697	25,015
	Regeneron Pharmaceuticals, Inc.	43,042	30,433,277
*	REGENXBIO, Inc.	47,796	428,730
*	Relay Therapeutics, Inc.	66,142	857,200
*	Repligen Corp.	45,393	5,370,446
*	Replimune Group, Inc.	15,067	38,722
	ResMed, Inc.	75,280	16,095,617
*	Revolution Medicines, Inc.	57,467	8,282,144
#	Revvity, Inc.	91,972	7,966,615
		Shares	Value†
HEALTH CARE — (Continued)
#*	Rigel Pharmaceuticals, Inc.	18,784	$542,858
#*	Roivant Sciences Ltd.	467,974	13,351,298
*	Sagimet Biosciences, Inc., Class A	4,643	37,283
	Select Medical Holdings Corp.	181,233	2,974,034
*	Sensus Healthcare, Inc.	11,506	45,679
*	Shattuck Labs, Inc.	2,713	19,398
*	SI-BONE, Inc.	23,248	288,043
	SIGA Technologies, Inc.	85,268	392,233
*	Solid Biosciences, Inc.	26,458	192,085
*	Solventum Corp.	58,329	3,929,041
*	Sotera Health Co.	234,609	3,650,516
*	STAAR Surgical Co.	41,974	1,106,435
	STERIS PLC	80,675	17,496,794
*	Stoke Therapeutics, Inc.	15,710	514,031
*	Strata Critical Medical, Inc.	103,064	517,381
	Stryker Corp.	132,755	41,835,083
*	Supernus Pharmaceuticals, Inc.	98,707	4,737,936
#*	Surgery Partners, Inc.	63,450	890,203
*	Tactile Systems Technology, Inc.	29,936	689,127
*	Talkspace, Inc.	141,726	735,558
	Teleflex, Inc.	34,639	4,292,118
*	Tenax Therapeutics, Inc.	2,835	37,167
*	Tenet Healthcare Corp.	132,668	23,498,156
#*	TG Therapeutics, Inc.	63,449	2,143,307
*	TherapeuticsMD, Inc.	1,063	2,169
*	Theravance Biopharma, Inc.	42,525	711,868
	Thermo Fisher Scientific, Inc.	135,704	64,996,788
*††	Third Harmonic Bio, Inc.	1,616	0
#*	TransMedics Group, Inc.	14,881	1,499,856
*	TruBridge, Inc.	1,910	49,087
*	Twist Bioscience Corp.	6,828	399,097
	U.S. Physical Therapy, Inc.	19,570	1,393,775
#*	UFP Technologies, Inc.	8,567	1,641,694

77

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Unicycive Therapeutics, Inc.	3,063	$23,463
*	United Therapeutics Corp.	56,215	32,118,440
	UnitedHealth Group, Inc.	387,096	143,411,326
	Universal Health Services, Inc., Class B	102,722	17,285,031
	Utah Medical Products, Inc.	4,622	302,371
*	Vanda Pharmaceuticals, Inc.	76,992	546,643
*	Varex Imaging Corp.	61,630	717,989
*	Veeva Systems, Inc., Class A	48,960	7,636,291
*	Veracyte, Inc.	121,850	4,011,302
*	Vericel Corp.	20,530	713,007
*	Vertex Pharmaceuticals, Inc.	80,251	34,297,672
	Viatris, Inc.	540,186	8,070,379
*	Vir Biotechnology, Inc.	65,855	672,709
*	Voyager Therapeutics, Inc.	10,815	40,340
*	Waters Corp.	62,300	19,265,029
	West Pharmaceutical Services, Inc.	49,175	14,633,988
#*	Xencor, Inc.	73,445	876,199
*	XOMA Royalty Corp.	13,202	540,490
*	Zentalis Pharmaceuticals, Inc.	8,463	33,937
*	Zevra Therapeutics, Inc.	35,677	362,835
	Zimmer Biomet Holdings, Inc.	137,828	11,361,162
	Zoetis, Inc.	257,028	29,550,509
#*	Zymeworks, Inc.	52,708	1,451,578
TOTAL HEALTH CARE			3,209,460,257
INDUSTRIALS — (12.6%)
	3M Co.	233,316	34,185,460
#	A.O. Smith Corp.	163,105	10,086,413
#	AAON, Inc.	104,080	9,711,705
*	AAR Corp.	57,780	6,377,179
	ABM Industries, Inc.	113,043	4,612,154
	ACCO Brands Corp.	34,773	111,621
	Acuity, Inc.	51,134	14,817,099
	Advanced Drainage Systems, Inc.	119,804	17,880,747
		Shares	Value†
INDUSTRIALS — (Continued)
	Aebi Schmidt Holding AG	45,339	$526,839
	AECOM	151,570	12,747,037
*	AerSale Corp.	6,644	44,648
	AGCO Corp.	148,539	17,976,190
*	Air Industries Group	3,217	10,166
#	Alamo Group, Inc.	17,430	3,023,059
#*	Alaska Air Group, Inc.	131,785	5,154,111
	Albany International Corp., Class A	34,727	2,015,555
*	Allegiant Travel Co.	19,667	1,487,612
	Allegion PLC	89,351	12,283,975
	Allient, Inc.	23,164	1,764,634
	Allison Transmission Holdings, Inc.	196,572	26,409,448
*	Alpha Pro Tech Ltd.	8,900	40,940
	Alta Equipment Group, Inc.	2,786	21,592
#*	Amentum Holdings, Inc.	97,420	2,555,327
*	Ameresco, Inc., Class A	45,056	1,333,207
*	American Airlines Group, Inc.	336,899	3,945,087
*	American Superconductor Corp.	26,353	1,410,940
#*	American Woodmark Corp.	16,620	725,962
	AMETEK, Inc.	153,531	36,156,550
*	API Group Corp.	190,963	8,730,828
	Apogee Enterprises, Inc.	23,480	854,672
	Applied Industrial Technologies, Inc.	42,933	13,126,765
#	ArcBest Corp.	32,002	4,082,495
	Arcosa, Inc.	70,560	8,923,723
	Argan, Inc.	26,464	17,730,351
	Armstrong World Industries, Inc.	57,332	9,768,799
*	Art's-Way Manufacturing Co., Inc.	3,899	10,527
	Astec Industries, Inc.	28,117	1,828,167
*	Astronics Corp. (ATRO US)	32,863	2,346,418
*	Astronics Corp. (ATROB US), Class B	10,587	755,594
*	ATI, Inc.	185,772	28,880,115
	Atkore, Inc.	61,884	4,836,235
	Atmus Filtration Technologies, Inc.	39,370	2,496,058

78

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Automatic Data Processing, Inc.	276,301	$58,559,234
#*	Avis Budget Group, Inc.	10,215	1,845,544
*	Axon Enterprise, Inc.	24,976	10,034,358
	AZZ, Inc.	35,146	5,027,284
	Barrett Business Services, Inc.	29,493	929,914
	BGSF, Inc.	17,473	99,421
*	Bloom Energy Corp., Class A	177	50,155
*	Blue Bird Corp.	32,213	2,065,175
*	BlueLinx Holdings, Inc.	8,572	453,973
*	Boeing Co.	293,933	67,319,475
	Boise Cascade Co.	56,470	4,476,377
	Booz Allen Hamilton Holding Corp.	115,544	8,985,857
*	Bowman Consulting Group Ltd.	1,831	57,786
	Brady Corp., Class A	67,794	5,546,905
*	Bridger Aerospace Group Holdings, Inc.	6,274	12,736
*	BrightView Holdings, Inc.	85,940	1,022,686
	Brink's Co.	50,805	5,423,434
	Broadridge Financial Solutions, Inc.	77,537	11,939,147
*	Builders FirstSource, Inc.	194,534	15,385,694
	BWX Technologies, Inc.	115,982	25,097,345
*	CACI International, Inc., Class A	36,024	18,715,909
*	Cadeler AS (CDLR US), ADR	10,990	304,203
#	Cadre Holdings, Inc.	24,457	725,150
#	Carlisle Cos., Inc.	46,864	16,648,905
	Carpenter Technology Corp.	75,127	32,169,381
	Carrier Global Corp.	471,222	31,651,982
#*	Casella Waste Systems, Inc., Class A	31,382	2,487,024
#	Caterpillar, Inc.	395,971	352,457,747
*	CBIZ, Inc.	26,669	813,405
#*	CECO Environmental Corp.	67,908	5,034,699
	CH Robinson Worldwide, Inc.	109,709	19,946,193
#*	Cimpress PLC	17,085	1,511,339
	Cintas Corp.	170,603	29,806,050
*	Civeo Corp.	16,117	514,132
		Shares	Value†
INDUSTRIALS — (Continued)
*	Clean Harbors, Inc.	97,410	$30,458,159
	CNH Industrial NV	1,060,418	11,357,077
	Columbus McKinnon Corp.	27,958	431,951
	Comfort Systems USA, Inc.	28,673	52,765,488
	CompX International, Inc.	5,126	119,282
#	Concentrix Corp.	14,663	349,273
*	Concrete Pumping Holdings, Inc.	40,204	318,416
*	Conduent, Inc.	180,363	308,421
#*	Construction Partners, Inc., Class A	46,525	5,753,281
#	Copa Holdings SA, Class A	22,910	2,650,229
*	Copart, Inc.	353,405	11,701,240
*	Core & Main, Inc., Class A	118,482	5,967,938
*	Costamare Bulkers Holdings Ltd.	41,465	716,515
	Costamare, Inc.	249,679	4,149,665
	Covenant Logistics Group, Inc.	73,858	2,574,690
	CRA International, Inc.	13,210	2,080,179
	Crane Co.	66,290	11,781,722
	CSW Industrials, Inc.	19,724	5,743,629
	CSX Corp.	1,531,212	69,562,961
	Cummins, Inc.	101,469	68,086,714
	Curtiss-Wright Corp.	37,136	26,745,347
*	Custom Truck One Source, Inc.	20,854	205,412
	Deere & Co.	172,280	101,622,804
	Delta Air Lines, Inc.	567,330	38,572,767
	Deluxe Corp.	67,700	2,108,855
*	Distribution Solutions Group, Inc.	37,916	1,026,007
*	DLH Holdings Corp.	17,762	103,375
*	DNOW, Inc.	255,402	3,445,373
	Donaldson Co., Inc.	202,054	17,815,101
#	Douglas Dynamics, Inc.	33,855	1,561,731
	Dover Corp.	119,770	27,117,126
*	Ducommun, Inc.	28,421	4,033,793
*	DXP Enterprises, Inc.	18,046	3,081,355
*	Dycom Industries, Inc.	35,746	14,802,419
	Eastern Co.	10,629	232,350
	Eaton Corp. PLC	173,614	75,176,598
	EMCOR Group, Inc.	36,444	32,496,021
	Emerson Electric Co.	239,422	33,624,426
*	Energy Focus, Inc.	3,712	13,289
*	Energy Recovery, Inc.	40,044	443,287

79

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Enerpac Tool Group Corp.	60,742	$2,132,044
	EnerSys	56,009	11,944,479
	Ennis, Inc.	33,077	690,648
	Enpro, Inc.	22,794	6,645,591
*	Enviri Corp.	118,080	2,324,995
	Equifax, Inc.	63,541	11,052,322
	Esab Corp.	69,874	6,866,518
	ESCO Technologies, Inc.	44,193	14,316,322
	Espey Mfg. & Electronics Corp.	1,489	105,555
*	Everus Construction Group, Inc.	67,329	9,926,314
	EVI Industries, Inc.	100	1,857
*	ExlService Holdings, Inc.	167,057	5,325,777
	Expeditors International of Washington, Inc.	196,003	28,986,884
	Exponent, Inc.	50,240	3,360,554
	Fastenal Co.	883,668	39,703,203
	Federal Signal Corp.	69,987	8,617,499
	FedEx Corp.	207,996	83,886,867
	Ferguson Enterprises, Inc.	158,657	42,474,065
#	Flowserve Corp.	106,106	7,813,646
*	Fluor Corp.	148,053	7,898,628
	Fortive Corp.	219,909	13,148,359
#	Fortune Brands Innovations, Inc.	128,804	5,221,714
*	Forward Air Corp.	3,061	64,465
*	Franklin Covey Co.	13,297	281,896
	Franklin Electric Co., Inc.	51,229	5,132,634
*	FreightCar America, Inc.	4,172	34,377
#*	Frontier Group Holdings, Inc.	264,400	959,772
	FTAI Aviation Ltd.	38,186	9,533,899
#	FTAI Infrastructure, Inc.	11,714	71,983
*	FTI Consulting, Inc.	35,537	6,371,784
*	FuelCell Energy, Inc.	2,104	27,352
*	Gates Industrial Corp. PLC	108,211	2,771,284
	GATX Corp.	62,963	12,335,711
	GE Vernova, Inc.	87,657	94,972,853
#	Genco Shipping & Trading Ltd.	64,108	1,553,978
*	Gencor Industries, Inc.	17,443	259,552
*	Generac Holdings, Inc.	65,769	17,049,298
		Shares	Value†
INDUSTRIALS — (Continued)
	General Dynamics Corp.	131,153	$45,155,978
	General Electric Co.	350,629	101,657,866
	Genpact Ltd.	292,097	10,150,371
*	Gibraltar Industries, Inc.	41,935	1,636,723
	Global Industrial Co.	39,446	1,306,057
	Gorman-Rupp Co.	45,308	3,431,628
	Graco, Inc.	126,975	10,192,283
*	Graham Corp.	11,938	1,136,498
#	Granite Construction, Inc.	57,914	7,938,272
	Greenbrier Cos., Inc.	44,435	2,182,647
	Griffon Corp.	60,536	5,519,067
*	GXO Logistics, Inc.	164,712	9,409,997
*	Hayward Holdings, Inc.	213,543	3,205,280
*	Healthcare Services Group, Inc.	71,548	1,531,843
	Heartland Express, Inc.	32,196	430,782
	HEICO Corp. (HEI US)	28,002	7,558,300
	HEICO Corp. (HEIA US), Class A	34,159	7,139,914
	Helios Technologies, Inc.	37,299	2,551,252
#	Herc Holdings, Inc.	51,017	6,475,078
#	Hexcel Corp.	117,669	11,045,589
*	Hillman Solutions Corp.	155,432	1,268,325
	HireQuest, Inc.	1,136	13,144
#	HNI Corp.	67,848	2,479,166
	Honeywell International, Inc.	366,579	78,568,877
	Howmet Aerospace, Inc.	219,796	53,419,220
	Hub Group, Inc., Class A	87,153	3,819,916
	Hubbell, Inc.	53,722	27,299,909
*	Hudson Technologies, Inc.	52,997	331,761
	Huntington Ingalls Industries, Inc.	67,951	24,753,870
*	Hurco Cos., Inc.	6,927	116,097
*	Huron Consulting Group, Inc.	44,531	5,818,643
	Hyster-Yale, Inc.	14,752	582,261
*	IBEX Holdings Ltd.	825	22,894
	ICF International, Inc.	25,324	1,814,718
	IDEX Corp.	54,755	11,928,377
#*	IES Holdings, Inc.	16,492	10,622,167
	Illinois Tool Works, Inc.	209,372	54,020,070

80

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Ingersoll Rand, Inc.	284,769	$22,741,652
#*	Innodata, Inc.	20,089	848,358
*	Innovative Solutions & Support, Inc.	18,819	414,018
#	Insperity, Inc.	30,882	1,098,473
	Insteel Industries, Inc.	23,404	612,717
	Interface, Inc.	84,005	2,342,059
	ITT, Inc.	125,865	26,977,904
	Jacobs Solutions, Inc.	91,834	11,884,238
	JB Hunt Transport Services, Inc.	107,434	27,022,874
*	JELD-WEN Holding, Inc.	2,725	3,733
#*	JetBlue Airways Corp.	317,007	1,475,668
	Johnson Controls International PLC	429,175	62,672,425
#	Kadant, Inc.	13,833	4,054,867
	Karat Packaging, Inc.	2,625	75,311
	KBR, Inc.	245,783	9,214,405
	Kelly Services, Inc., Class A	39,368	384,232
	Kennametal, Inc.	92,060	3,563,643
	Kforce, Inc.	31,319	1,415,932
*	Kirby Corp.	91,815	13,821,830
	Knight-Swift Transportation Holdings, Inc.	262,535	17,038,521
	Korn Ferry	75,091	4,989,046
*	Kratos Defense & Security Solutions, Inc.	224,693	14,166,894
*	L.B. Foster Co., Class A	19,519	597,477
	L3Harris Technologies, Inc.	112,435	36,041,039
	Landstar System, Inc.	56,527	10,404,925
*	Legalzoom.com, Inc.	94,754	611,163
	Leidos Holdings, Inc.	123,636	18,448,964
	Lennox International, Inc.	30,964	16,562,334
	Leonardo DRS, Inc.	58,152	2,362,716
#*	Limbach Holdings, Inc.	15,171	1,513,611
	Lincoln Electric Holdings, Inc.	71,248	18,880,720
#	Lindsay Corp.	15,041	1,684,141
#*	Liquidity Services, Inc.	49,831	1,776,475
#*	Loar Holdings, Inc.	24,873	1,395,873
#	Lockheed Martin Corp.	185,891	96,285,961
	LSI Industries, Inc.	48,177	1,171,183
	Luxfer Holdings PLC	30,675	461,659
#*	Lyft, Inc., Class A	180,136	2,548,924
		Shares	Value†
INDUSTRIALS — (Continued)
*	Manitowoc Co., Inc.	55,367	$752,438
	ManpowerGroup, Inc.	11,134	337,026
	Marten Transport Ltd.	118,631	1,788,955
#	Masco Corp.	170,498	12,245,166
*	MasTec, Inc.	98,161	38,680,342
*	Mastech Digital, Inc.	14,713	96,370
#*	Masterbrand, Inc.	170,387	1,530,075
*	Matrix Service Co.	40,462	547,046
	Matson, Inc.	48,999	8,546,896
	Maximus, Inc.	79,392	5,209,703
*	Mayville Engineering Co., Inc.	30,534	696,481
	McGrath RentCorp	13,682	1,512,545
*	Mercury Systems, Inc.	70,599	5,570,967
*	Microvast Holdings, Inc.	51,014	98,457
*	Middleby Corp.	54,751	7,684,850
	Miller Industries, Inc.	15,332	735,783
	MillerKnoll, Inc.	64,731	1,040,874
*	Mistras Group, Inc.	24,943	470,924
*	Mobile Infrastructure Corp.	1,737	3,196
*	Modine Manufacturing Co.	53,021	13,500,737
*	Montrose Environmental Group, Inc.	23,581	496,380
	Moog, Inc., Class A	40,753	12,279,286
	MSA Safety, Inc.	45,062	7,497,866
	MSC Industrial Direct Co., Inc., Class A	56,144	5,741,847
	Mueller Industries, Inc.	186,280	25,227,900
	Mueller Water Products, Inc., Class A	179,960	5,019,084
#*	MYR Group, Inc.	25,819	10,451,789
	National Presto Industries, Inc.	10,290	1,438,954
*	Nephros, Inc.	2,333	7,372
*	Nextpower, Inc., Class A	1	119
	NL Industries, Inc.	247,497	1,484,982
	Nordson Corp.	47,563	13,719,547
	Norfolk Southern Corp.	161,057	50,866,632
	Northrop Grumman Corp.	65,021	37,678,369
*	NPK International, Inc.	144,917	2,369,393
	nVent Electric PLC	218,795	31,265,805
*	NWPX Infrastructure, Inc.	14,566	1,432,420

81

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Old Dominion Freight Line, Inc.	107,692	$22,877,012
	Omega Flex, Inc.	6,370	200,782
*	OPENLANE, Inc.	152,877	4,806,453
*	Optex Systems Holdings, Inc.	1,457	15,648
*	Orion Energy Systems, Inc.	1,012	9,219
*	Orion Group Holdings, Inc.	52,747	718,414
	Oshkosh Corp.	106,973	16,719,880
	Otis Worldwide Corp.	266,929	20,788,431
	Owens Corning	164,827	20,329,762
	PACCAR, Inc.	417,696	49,622,285
*	PAMT Corp.	39,056	394,466
	Pangaea Logistics Solutions Ltd.	75,474	578,131
	Park Aerospace Corp.	28,858	977,132
	Parker-Hannifin Corp.	56,704	51,567,752
	Park-Ohio Holdings Corp.	28,070	812,627
#*	Parsons Corp.	77,127	3,887,972
	Paychex, Inc.	207,898	19,257,592
	Paycom Software, Inc.	36,043	4,568,811
*	Paylocity Holding Corp.	34,710	3,661,558
	Pentair PLC	274,046	22,118,253
*	Perma-Fix Environmental Services, Inc.	9,203	116,510
*	Perma-Pipe International Holdings, Inc.	8,588	281,085
#	Pitney Bowes, Inc.	84,335	1,303,819
#*	Planet Labs PBC	45,823	1,694,076
#*	Plug Power, Inc.	1,517,852	4,750,877
#	Powell Industries, Inc.	41,919	11,622,881
#*	Power Solutions International, Inc.	23,052	1,689,020
	Preformed Line Products Co.	10,082	3,349,745
	Primoris Services Corp.	97,174	17,603,070
*	Proto Labs, Inc.	34,869	2,259,860
	Quad/Graphics, Inc.	78,661	585,238
	Quanex Building Products Corp.	3,131	62,432
	Quanta Services, Inc.	49,210	35,813,562
*	Radiant Logistics, Inc.	76,452	642,961
*	RBC Bearings, Inc.	30,704	18,394,459
*	RCM Technologies, Inc.	10,846	339,371
	Regal Rexnord Corp.	116,184	24,983,046
		Shares	Value†
INDUSTRIALS — (Continued)
	Republic Services, Inc.	127,744	$26,726,600
*	Resideo Technologies, Inc.	217,232	8,986,888
	Resources Connection, Inc.	6,725	28,514
#	Robert Half, Inc.	65,070	1,731,513
*	Rocket Lab Corp.	129,459	10,681,662
	Rockwell Automation, Inc.	89,828	36,731,567
	Rollins, Inc.	285,473	15,909,410
	RTX Corp.	782,005	137,687,620
	Rush Enterprises, Inc. (RUSHA US), Class A	101,874	7,541,732
	Rush Enterprises, Inc. (RUSHB US), Class B	8,203	597,671
#*	RXO, Inc.	163,181	3,258,725
	Ryder System, Inc.	117,115	29,720,274
*	Saia, Inc.	20,044	8,996,148
	Schneider National, Inc., Class B	84,586	2,629,779
	Science Applications International Corp.	106,239	10,280,748
	Sensata Technologies Holding PLC	125,491	5,225,445
*	Shoals Technologies Group, Inc., Class A	158,831	1,261,118
*	SIFCO Industries, Inc.	3,251	52,829
	Simpson Manufacturing Co., Inc.	47,717	9,101,063
*	SiteOne Landscape Supply, Inc.	61,370	7,735,688
*	SkyWest, Inc.	69,236	5,685,660
	Snap-on, Inc.	60,102	23,043,107
	Southwest Airlines Co.	534,671	20,274,724
*	SPX Technologies, Inc.	54,810	11,998,457
	SS&C Technologies Holdings, Inc.	215,748	14,951,336
#*	StandardAero, Inc.	96,730	2,404,708
#	Standex International Corp.	13,075	3,569,475
	Stanley Black & Decker, Inc.	111,297	8,698,974
*	Star Equity Holdings, Inc.	9,838	97,101

82

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Sterling Infrastructure, Inc.	38,835	$20,024,103
*	Sun Country Airlines Holdings, Inc.	22,776	359,861
*	Sunrun, Inc.	238,088	3,030,860
*	Symbotic, Inc.	5,013	296,268
	TaskUS, Inc., Class A	41,945	271,804
*	Taylor Devices, Inc.	3,116	172,938
*	Team, Inc.	158	2,757
*	TechPrecision Corp.	875	3,693
	Tecnoglass, Inc.	51,080	2,200,526
*	Tecogen, Inc.	5,324	25,449
#	Tennant Co.	16,927	1,405,618
	Terex Corp.	178,287	11,089,451
	Tetra Tech, Inc.	300,592	9,715,133
	Textron, Inc.	189,605	18,194,496
*	Thermon Group Holdings, Inc.	68,199	4,125,358
#*	TIC Solutions, Inc.	93,154	851,428
	Timken Co.	122,501	13,584,136
*	Titan International, Inc.	95,454	727,359
*	Titan Machinery, Inc.	28,528	596,520
	Toro Co.	140,852	13,404,885
	Trane Technologies PLC	104,204	51,324,638
*	Transcat, Inc.	13,668	1,040,135
	TransDigm Group, Inc.	21,929	25,437,201
#	TransUnion	154,848	10,994,208
*	Trex Co., Inc.	123,443	4,838,966
	TriNet Group, Inc.	31,777	1,454,751
	Trinity Industries, Inc.	138,424	4,514,007
*	TrueBlue, Inc.	22,011	120,840
*	TTEC Holdings, Inc.	7,223	21,019
	Tutor Perini Corp.	107,309	9,971,152
	Twin Disc, Inc.	6,300	104,076
*	Uber Technologies, Inc.	416,151	31,049,026
	UFP Industries, Inc.	83,813	7,500,425
*	U-Haul Holding Co. (UHAL US)	14,594	749,548
	U-Haul Holding Co. (UHAL/B US)	268,808	12,819,454
#	UL Solutions, Inc., Class A	16,393	1,483,403
*	Ultralife Corp.	46,900	323,610
	UniFirst Corp.	20,281	5,181,998
	Union Pacific Corp.	360,082	97,034,897
*	United Airlines Holdings, Inc.	370,452	33,340,680
	United Parcel Service, Inc., Class B	313,810	34,142,528
	United Rentals, Inc.	74,207	71,226,847
		Shares	Value†
INDUSTRIALS — (Continued)
#	Universal Logistics Holdings, Inc.	46,008	$1,107,873
#*	Upwork, Inc.	99,946	1,034,441
*	V2X, Inc.	34,149	2,315,644
	Valmont Industries, Inc.	31,377	15,940,771
	Veralto Corp.	94,957	8,375,207
	Verisk Analytics, Inc.	85,774	15,824,445
*	Verra Mobility Corp.	141,626	2,100,314
	Vertiv Holdings Co., Class A	164,767	54,124,312
*	Vicor Corp.	27,067	7,288,331
	Virco Mfg. Corp.	24,607	149,118
#	VSE Corp.	25,241	4,333,375
	Wabash National Corp.	48,898	424,924
	Waste Management, Inc.	308,977	71,852,601
#	Watsco, Inc. (WSO US)	24,193	10,592,663
#»	Watsco, Inc. (WSO/B US), Class B	2,268	1,008,330
	Watts Water Technologies, Inc., Class A	31,544	9,468,247
#	Werner Enterprises, Inc.	99,801	3,679,663
	WESCO International, Inc.	72,551	25,329,005
	Westinghouse Air Brake Technologies Corp.	143,318	38,680,095
*	Willdan Group, Inc.	16,225	1,233,100
#	Willis Lease Finance Corp.	5,816	1,129,176
#	WillScot Holdings Corp.	393,813	8,915,926
	Woodward, Inc.	85,414	31,004,428
	Worthington Enterprises, Inc.	71,281	3,868,420
	WW Grainger, Inc.	42,192	48,999,679
#*	XPO, Inc.	171,972	37,856,196
	Xylem, Inc.	152,663	18,038,660
	Zurn Elkay Water Solutions Corp.	83,739	4,351,078
TOTAL INDUSTRIALS			5,184,795,751
INFORMATION TECHNOLOGY — (27.5%)
	A10 Networks, Inc.	69,031	1,841,747
	Accenture PLC, Class A	364,034	65,056,516
*	ACI Worldwide, Inc.	123,050	5,318,221

83

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ACM Research, Inc., Class A	33,096	$1,710,732
	Adeia, Inc.	148,227	4,721,030
*	Adobe, Inc.	241,954	59,544,879
*	ADTRAN Holdings, Inc.	55,927	989,349
	Advanced Energy Industries, Inc.	41,427	15,904,240
*	Advanced Micro Devices, Inc.	477,110	169,130,724
*	Agilysys, Inc.	6,628	424,590
*	Akamai Technologies, Inc.	146,922	15,130,028
*	Alarm.com Holdings, Inc.	44,070	1,957,149
#*	Allegro MicroSystems, Inc.	19,290	935,565
*	Alpha & Omega Semiconductor Ltd.	42,459	1,843,994
*	Ambarella, Inc.	44,733	3,077,630
	Amdocs Ltd.	145,637	9,418,345
	Amkor Technology, Inc.	454,930	31,731,367
	Amphenol Corp., Class A	596,382	87,829,177
*	Amtech Systems, Inc.	18,946	329,850
	Analog Devices, Inc.	179,571	72,234,230
*	Appfolio, Inc., Class A	6,447	1,077,229
	Apple, Inc.	7,483,922	2,030,762,235
	Applied Materials, Inc.	390,386	154,003,373
*	AppLovin Corp., Class A	96,950	43,273,632
*	Arista Networks, Inc.	277,188	47,873,139
*	Arrow Electronics, Inc.	90,430	16,985,467
*	Astera Labs, Inc.	10,074	1,961,811
*	AstroNova, Inc.	10,455	142,188
#*	Atlassian Corp., Class A	26,318	1,805,152
#*	Aurora Innovation, Inc.	511,854	3,009,702
*	Autodesk, Inc.	115,623	27,402,651
*	AvePoint, Inc.	75,915	740,171
*	Aviat Networks, Inc.	18,469	423,494
	Avnet, Inc.	154,978	12,787,235
*	Aware, Inc.	25,700	29,812
#*	Axcelis Technologies, Inc.	46,130	6,417,144
*	Backblaze, Inc., Class A	2,666	11,410
	Badger Meter, Inc.	26,800	3,240,388
	Bel Fuse, Inc. (BELFA US), Class A	172	41,873
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Bel Fuse, Inc. (BELFB US), Class B	14,364	$3,962,166
	Belden, Inc.	45,232	5,087,695
	Benchmark Electronics, Inc.	53,369	4,378,926
#	Bentley Systems, Inc., Class B	124,053	4,046,609
*	Bill Holdings, Inc.	91,866	3,490,908
*	BK Technologies Corp.	343	33,051
*	Blackbaud, Inc.	39,378	1,463,680
#*	BlackLine, Inc.	32,648	1,020,250
*	Box, Inc., Class A	95,373	2,308,027
	Broadcom, Inc.	1,723,784	719,559,155
*	Cadence Design Systems, Inc.	82,599	27,223,804
*	Calix, Inc.	68,625	2,989,305
	CDW Corp.	121,804	16,676,186
*	Cerence, Inc.	35,848	326,217
#*	CEVA, Inc.	32,444	990,840
*	Ciena Corp.	266,377	140,535,178
#*	Cipher Digital, Inc.	17,984	319,036
*	Cirrus Logic, Inc.	58,733	9,578,178
	Cisco Systems, Inc.	2,518,417	230,435,155
#*	Cleanspark, Inc.	269,697	3,379,303
	Clear Secure, Inc., Class A	57,033	3,044,992
*	Clearfield, Inc.	15,439	446,033
*	ClearOne, Inc.	498	1,823
	Climb Global Solutions, Inc.	19,456	324,526
*	Cloudflare, Inc., Class A	49,127	10,069,561
*	Coda Octopus Group, Inc.	10,231	115,713
	Cognex Corp.	118,804	6,594,810
	Cognizant Technology Solutions Corp., Class A	359,012	18,991,735
*	Coherent Corp.	167,372	53,510,502
*	Cohu, Inc.	60,055	2,843,604
*	Comtech Telecommunications Corp.	42,900	151,008
*	Consensus Cloud Solutions, Inc.	18,918	489,598
	Corning, Inc.	481,047	79,007,159
*	Corsair Gaming, Inc.	36,773	249,689
*	CPI Card Group, Inc.	1,323	23,430
*	CPS Technologies Corp.	5,878	28,979
#	Crane NXT Co.	82,611	3,691,059
*	Credo Technology Group Holding Ltd.	107,108	18,637,863

84

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Crexendo, Inc.	2,746	$17,959
*	Crowdstrike Holdings, Inc., Class A	21,320	9,503,390
*	CS Disco, Inc.	20,700	89,631
	CSP, Inc.	12,078	112,205
	CTS Corp.	41,797	2,386,609
*	CVD Equipment Corp.	2,900	19,662
*	Daily Journal Corp.	1,274	673,640
*	Daktronics, Inc.	80,295	1,578,600
*	Data I/O Corp.	1,413	3,829
*	Datadog, Inc., Class A	59,682	7,889,364
	Dell Technologies, Inc., Class C	155,755	32,545,007
*	Diebold Nixdorf, Inc.	10,346	794,676
*	Digi International, Inc.	55,131	3,089,541
*	Digital Turbine, Inc.	77,088	272,121
#*	DigitalOcean Holdings, Inc.	57,174	5,513,289
*	Diodes, Inc.	66,733	7,150,441
*	Docusign, Inc.	144,150	6,629,458
	Dolby Laboratories, Inc., Class A	95,062	6,097,277
*	Dropbox, Inc., Class A	161,934	3,933,377
*	DXC Technology Co.	115,615	1,308,762
*	Dynatrace, Inc.	177,559	6,429,411
#*	Eastman Kodak Co.	59,640	795,001
*	eGain Corp.	4,291	32,440
*	Electro-Sensors, Inc.	465	3,553
#*	Enphase Energy, Inc.	60,191	1,983,895
#	Entegris, Inc.	78,364	11,079,102
#*	EPAM Systems, Inc.	36,480	4,150,694
	ePlus, Inc.	38,037	3,221,354
*	Everforth, Inc.	57,302	1,209,072
*	Everspin Technologies, Inc.	18,573	339,514
*	F5, Inc.	82,248	26,640,127
#*	Fabrinet	42,047	28,737,863
#*	Fair Isaac Corp.	11,967	12,266,175
*	Fastly, Inc., Class A	96,306	2,432,208
*	First Solar, Inc.	118,308	23,885,202
#*	Flex Ltd.	820,726	75,137,465
*	FormFactor, Inc.	113,062	15,368,518
*	Fortinet, Inc.	324,669	27,372,843
	Franklin Wireless Corp.	3,741	14,141
*	Frequency Electronics, Inc.	25,787	1,293,476
*	Gartner, Inc.	59,236	8,795,954
	Gen Digital, Inc.	525,234	10,131,764
*	GLOBALFOUNDRIES, Inc.	300	19,380
*	Globant SA	43,191	1,780,765
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	GoDaddy, Inc., Class A	96,685	$8,391,291
*	Grid Dynamics Holdings, Inc.	55,350	314,942
*	Guidewire Software, Inc.	61,761	8,547,105
	Hackett Group, Inc.	28,011	361,622
*	Harmonic, Inc.	165,481	1,891,448
	Hewlett Packard Enterprise Co.	1,228,466	35,342,967
#	HP, Inc.	730,980	15,248,243
*	HubSpot, Inc.	12,544	2,781,757
*	I3 Verticals, Inc., Class A	24,398	550,175
*	Ichor Holdings Ltd.	42,341	2,793,236
*	Identiv, Inc.	21,759	103,138
	Information Services Group, Inc.	35,495	144,820
*	Inseego Corp.	2,894	52,758
*	Insight Enterprises, Inc.	37,468	2,731,417
*	Intel Corp.	1,176,953	111,198,519
*	Intellicheck, Inc.	2,198	17,562
#	InterDigital, Inc.	52,968	15,708,190
	International Business Machines Corp.	581,076	134,216,934
*	inTEST Corp.	18,787	351,129
	Intuit, Inc.	93,442	36,302,217
#*	IPG Photonics Corp.	41,807	4,971,688
*	Itron, Inc.	86,456	7,245,013
	Jabil, Inc.	211,292	71,308,937
*	Key Tronic Corp.	11,279	32,032
*	Keysight Technologies, Inc.	131,770	46,107,641
*	Kimball Electronics, Inc.	32,710	883,497
	KLA Corp.	83,044	145,356,065
*	Knowles Corp.	250,585	7,815,746
	Kulicke & Soffa Industries, Inc.	56,061	4,793,216
*	KVH Industries, Inc.	19,953	181,572
*	Kyndryl Holdings, Inc.	122,959	1,699,293
	Lam Research Corp.	595,341	153,514,630
*	Lantronix, Inc.	49,076	329,300
#*	Lattice Semiconductor Corp.	76,327	9,333,266
*	LGL Group, Inc.	1,687	11,725
	Littelfuse, Inc.	34,202	13,823,422
*	LiveRamp Holdings, Inc.	80,469	2,352,109
#*	Lumentum Holdings, Inc.	49,437	44,607,994

85

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MACOM Technology Solutions Holdings, Inc.	54,561	$15,364,923
*	Manhattan Associates, Inc.	47,027	6,484,553
	Marvell Technology, Inc.	285,379	47,130,342
*	MaxLinear, Inc.	15,124	1,070,023
	Microchip Technology, Inc.	338,294	31,430,896
	Micron Technology, Inc.	449,454	232,439,631
	Microsoft Corp.	3,416,424	1,393,149,379
#*	Mirion Technologies, Inc.	171,453	3,386,197
*	Mitek Systems, Inc.	63,750	889,950
	MKS, Inc.	18,911	5,365,996
*	MongoDB, Inc.	48,829	12,247,778
	Monolithic Power Systems, Inc.	16,100	25,992,001
	Motorola Solutions, Inc.	85,717	37,632,335
*	M-Tron Industries, Inc.	843	56,296
	Napco Security Technologies, Inc.	35,917	1,679,120
#*	NCR Voyix Corp.	109,347	753,401
	NetApp, Inc.	197,406	21,866,663
*	NETGEAR, Inc.	51,441	1,299,914
*	NetScout Systems, Inc.	81,145	2,734,587
*	NetSol Technologies, Inc.	3,138	10,669
*	nLight, Inc.	53,000	3,702,050
*	Nortech Systems, Inc.	1,100	15,004
#*	Novanta, Inc.	37,575	4,867,090
*	Nutanix, Inc., Class A	24,462	1,000,251
	NVE Corp.	4,912	406,664
	NVIDIA Corp.	12,054,484	2,405,713,253
	NXP Semiconductors NV	125,000	36,698,750
*	Okta, Inc.	118,959	8,761,330
*	ON Semiconductor Corp.	448,097	45,172,659
#	OneSpan, Inc.	45,641	528,523
*	Onto Innovation, Inc.	49,055	14,474,168
*	Ooma, Inc.	15,345	250,430
*	Optical Cable Corp.	3,696	38,069
	Oracle Corp.	840,214	135,602,137
*	OSI Systems, Inc.	24,766	7,105,861
*	Ouster, Inc.	3,011	81,177
*	Palantir Technologies, Inc., Class A	598,388	83,241,755
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Palo Alto Networks, Inc.	175,795	$31,523,559
#*	PAR Technology Corp.	31,038	417,151
	PC Connection, Inc.	44,568	2,840,764
*	PDF Solutions, Inc.	42,635	1,826,910
	Pegasystems, Inc.	111,822	4,087,094
#*	Penguin Solutions, Inc.	99,545	3,027,163
*	Photronics, Inc.	249,607	12,350,554
*»	Pivotal Software, Inc.	44,266	0
*	Plexus Corp.	28,874	7,235,247
*	Porch Group, Inc.	18,315	176,373
	Power Integrations, Inc.	58,556	4,257,607
#*	Progress Software Corp.	81,080	2,258,078
*	PTC, Inc.	52,785	7,194,595
*	Pure Storage, Inc., Class A	219,289	15,668,199
*	Q2 Holdings, Inc.	25,988	1,318,891
	Qnity Electronics, Inc.	100,095	14,079,363
*	Qorvo, Inc.	100,716	9,489,462
	QUALCOMM, Inc.	799,925	143,650,531
*	Qualys, Inc.	42,629	3,705,739
	Ralliant Corp.	68,754	3,124,182
#*	Rambus, Inc.	126,395	14,549,328
*	Red Violet, Inc.	9,069	339,453
*	Research Solutions, Inc.	4,309	10,945
*	RF Industries Ltd.	9,040	131,351
*	Ribbon Communications, Inc.	102,669	271,046
	Richardson Electronics Ltd.	21,406	308,246
*	Rimini Street, Inc.	4,487	15,301
	RingCentral, Inc., Class A	42,221	1,698,129
#*	Riot Platforms, Inc.	300,094	5,173,621
*	Rogers Corp.	22,684	3,079,353
	Roper Technologies, Inc.	41,605	14,761,870
*	SailPoint, Inc.	41,273	471,338
#	Salesforce, Inc.	267,063	47,144,631
*	Samsara, Inc., Class A	83,561	2,401,543
*	Sandisk Corp.	64,796	71,049,462
*	Sanmina Corp.	85,659	18,658,243
*	ScanSource, Inc.	31,568	1,298,076
	Seagate Technology Holdings PLC	135,633	91,367,814
*	Semtech Corp.	8,823	926,856

86

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	SentinelOne, Inc., Class A	230,160	$3,259,066
*	ServiceNow, Inc.	176,631	15,598,284
*	Silicon Laboratories, Inc.	26,362	5,739,007
*	SiTime Corp.	1,440	809,496
#	Skyworks Solutions, Inc.	140,496	9,858,604
*	Snowflake, Inc.	47,465	6,477,549
*	SolarEdge Technologies, Inc.	1,831	78,477
*	Sono-Tek Corp.	1,304	7,146
*	Sprinklr, Inc., Class A	49,687	244,460
*	SPS Commerce, Inc.	4,949	277,738
#*	Super Micro Computer, Inc.	26,126	715,852
*	Synaptics, Inc.	47,161	4,413,798
*	Synopsys, Inc.	38,692	18,672,759
	TD SYNNEX Corp.	91,205	20,811,157
	TE Connectivity PLC	181,858	38,492,064
*	Teledyne Technologies, Inc.	34,282	22,141,030
*	Telos Corp.	13,385	57,154
*	Teradata Corp.	64,411	1,697,230
	Teradyne, Inc.	110,024	37,789,943
	Texas Instruments, Inc.	662,461	186,204,538
*	Trimble, Inc.	199,370	13,421,588
*	Trio-Tech International	3,050	42,914
*	TTM Technologies, Inc.	215,980	34,172,356
*	Turtle Beach Corp.	5,485	63,187
*	Twilio, Inc., Class A	189,660	28,081,060
*	Tyler Technologies, Inc.	19,177	6,542,042
#*	UiPath, Inc., Class A	253,006	2,605,962
*	Ultra Clean Holdings, Inc.	51,542	4,028,007
*	Unity Software, Inc.	255,990	6,763,256
	Universal Display Corp.	42,232	3,677,985
	Universal Safety Products, Inc.	651	3,873
#*	Veeco Instruments, Inc.	70,314	3,505,153
	VeriSign, Inc.	59,632	16,020,733
*	Vertex, Inc., Class A	16,257	201,099
*	Viant Technology, Inc., Class A	2,954	32,080
*	Viasat, Inc.	30,242	1,993,250
*	Viavi Solutions, Inc.	253,597	13,288,483
*	VirnetX Holding Corp.	497	6,650
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Vishay Intertechnology, Inc.	134,257	$3,889,425
*	Vishay Precision Group, Inc.	15,664	946,419
*	Vistance Networks, Inc.	81,116	1,037,879
	Vontier Corp.	198,935	7,137,788
	Western Digital Corp.	246,953	107,306,018
*	WidePoint Corp.	4,900	31,066
*	Workday, Inc., Class A	34,370	4,206,888
*	Xperi, Inc.	4,694	31,403
*	Yext, Inc.	83,448	322,109
*	Zebra Technologies Corp., Class A	38,403	8,689,063
#*	Zeta Global Holdings Corp., Class A	137,330	2,529,619
*	Zoom Communications, Inc.	167,231	16,246,492
*	Zscaler, Inc.	33,761	4,411,887
TOTAL INFORMATION TECHNOLOGY			11,316,401,572
MATERIALS — (2.9%)
	AdvanSix, Inc.	28,839	711,170
	Air Products & Chemicals, Inc.	96,372	28,916,419
#	Albemarle Corp.	71,400	14,044,380
	Alcoa Corp.	159,468	10,172,464
#*	Alpha Metallurgical Resources, Inc.	16,049	2,992,336
*	Alto Ingredients, Inc.	10,214	56,381
#	Amcor PLC	525,673	19,996,601
*	American Battery Technology Co.	17,463	59,025
*	American Biltrite, Inc.	7	560
*	American Vanguard Corp.	17,133	49,343
*	Ampco-Pittsburgh Corp.	3,606	39,378
	AptarGroup, Inc.	87,908	10,872,461
	Ardagh Metal Packaging SA	56,441	217,298
#*	Arq, Inc.	36,632	83,155
*	Ascent Industries Co.	10,249	149,328
	Ashland, Inc.	51,213	2,727,604
	Avery Dennison Corp.	90,910	14,902,876
	Avient Corp.	90,857	3,368,978
*	Axalta Coating Systems Ltd.	267,538	7,608,781
	Balchem Corp.	34,945	5,647,811
	Ball Corp.	234,590	14,328,757

87

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Cabot Corp.	104,656	$8,054,326
#	Caledonia Mining Corp. PLC	13,614	311,761
	Celanese Corp.	100,916	6,838,068
#*	Century Aluminum Co.	124,362	7,392,077
	CF Industries Holdings, Inc.	303,348	37,675,822
	Chemours Co.	59,998	1,616,946
#*	Clearwater Paper Corp.	248,011	3,400,231
#*	Cleveland-Cliffs, Inc.	393,231	4,010,956
*	Coeur Mining, Inc. CDE US	584,365	10,501,039
	Commercial Metals Co.	236,452	16,305,730
*	Compass Minerals International, Inc.	38,740	1,034,745
*	Core Molding Technologies, Inc.	11,422	307,823
	Corteva, Inc.	500,354	40,533,678
	CRH PLC (CRHCF US)	120,718	14,295,426
#	Crown Holdings, Inc.	194,990	19,169,467
*	Dakota Gold Corp.	62,653	337,073
	Dow, Inc.	389,993	15,790,817
	DuPont de Nemours, Inc.	200,190	9,140,675
	Eagle Materials, Inc.	58,559	12,303,832
	Eastman Chemical Co.	107,941	7,889,408
	Ecolab, Inc.	113,210	29,502,526
*	Ecovyst, Inc.	107,718	1,527,441
	Element Solutions, Inc.	233,693	9,952,985
	Flexible Solutions International, Inc.	2,175	13,485
*	Flotek Industries, Inc.	39,547	668,344
	FMC Corp.	8,698	133,775
	Fortitude Gold Corp.	38,385	190,006
	Freeport-McMoRan, Inc.	898,463	51,913,192
	Friedman Industries, Inc.	9,041	186,154
#	Graphic Packaging Holding Co.	396,892	3,782,381
	Greif, Inc. (GEF US), Class A	56,305	3,673,338
	Greif, Inc. (GEF/B US), Class B	12,571	1,008,697
#	Hawkins, Inc.	24,044	4,026,168
#	HB Fuller Co.	72,324	4,377,048
#	Hecla Mining Co.	607,740	10,951,475
	Huntsman Corp.	160,724	2,309,604
		Shares	Value†
MATERIALS — (Continued)
*	Ingevity Corp.	43,980	$3,350,836
	Innospec, Inc.	32,194	2,455,114
	International Flavors & Fragrances, Inc.	138,042	9,690,548
	International Paper Co.	246,517	7,499,047
*	Intrepid Potash, Inc.	16,241	642,656
	Kaiser Aluminum Corp.	17,878	3,046,948
*	Knife River Corp.	85,853	7,945,695
	Koppers Holdings, Inc.	29,486	1,203,913
	Kronos Worldwide, Inc.	54,176	403,069
	Linde PLC	225,284	112,898,824
	Louisiana-Pacific Corp.	100,741	7,272,493
*	LSB Industries, Inc.	96,268	1,434,393
	LyondellBasell Industries NV, Class A	184,555	13,767,803
	Martin Marietta Materials, Inc.	49,504	30,646,441
	Materion Corp.	29,828	5,482,685
	Mativ Holdings, Inc.	79,263	735,561
#*	McEwen, Inc.	39,548	857,401
	Mercer International, Inc.	79,611	89,164
*	Metallus, Inc.	60,053	1,155,420
	Minerals Technologies, Inc.	39,958	2,874,579
	Mosaic Co.	271,568	6,319,387
*	MP Materials Corp.	600	39,624
	Myers Industries, Inc.	48,943	1,008,715
#	NewMarket Corp.	13,839	9,349,905
	Newmont Corp.	619,239	68,791,261
	Nexa Resources SA	13,008	196,551
	Northern Technologies International Corp.	15,000	120,000
#	Nucor Corp.	264,924	59,684,728
*	O-I Glass, Inc.	218,244	1,988,203
	Olin Corp.	263,278	7,498,157
	Packaging Corp. of America	116,601	24,888,483
*	Perimeter Solutions, Inc.	75,499	2,287,620
#	PPG Industries, Inc.	183,526	19,912,571
	Quaker Chemical Corp.	11,162	1,516,804
#*	Ramaco Resources, Inc. (METC US), Class A	59,277	880,263

88

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ramaco Resources, Inc. (METCB US), Class B	1,911	$19,148
*	Ranpak Holdings Corp.	33,442	170,220
*	Rayonier Advanced Materials, Inc.	74,420	706,246
	Reliance, Inc.	85,810	31,106,125
††	Resolute Forest Products, Inc.	163,412	43,517
	Royal Gold, Inc.	91,793	21,422,650
	RPM International, Inc.	154,445	15,736,401
#	Ryerson Holding Corp.	118,524	3,284,300
	Scotts Miracle-Gro Co.	33,509	2,101,014
	Sensient Technologies Corp.	48,894	5,556,314
	Sherwin-Williams Co.	136,171	43,793,955
#	Silgan Holdings, Inc.	198,440	8,046,742
*	Smith-Midland Corp.	324	10,945
#	Smurfit Westrock PLC	241,279	9,262,701
	Solstice Advanced Materials, Inc.	91,644	7,510,226
	Sonoco Products Co.	106,841	5,337,776
#	Southern Copper Corp.	60,089	10,316,680
	Steel Dynamics, Inc.	282,821	64,669,850
	Stepan Co.	27,385	1,370,072
	SunCoke Energy, Inc.	99,777	680,479
	Sylvamo Corp.	55,207	2,358,995
*	Tredegar Corp.	44,013	422,525
	TriMas Corp.	57,794	2,139,534
	Tronox Holdings PLC	180,037	1,798,570
	U.S. Lime & Minerals, Inc.	38,873	4,185,456
	Vulcan Materials Co.	115,142	34,742,947
	Warrior Met Coal, Inc.	117,737	10,578,669
#	Westlake Corp.	56,735	6,540,411
#	Worthington Steel, Inc.	73,093	2,808,964
TOTAL MATERIALS			1,192,727,919
REAL ESTATE — (0.2%)
*	AMREP Corp.	6,773	186,596
*	CBRE Group, Inc., Class A	268,076	38,262,487
*	CKX Lands, Inc.	743	8,615
#*	Compass, Inc., Class A	286,476	2,168,623
*	Comstock Holding Cos., Inc.	3,056	48,896
		Shares	Value†
REAL ESTATE — (Continued)
*	CoStar Group, Inc.	182,832	$6,327,816
*	Cushman & Wakefield Ltd.	223,061	3,131,776
*	Douglas Elliman, Inc.	46,367	93,198
*	Five Point Holdings LLC, Class A	70,034	348,769
*	Forestar Group, Inc.	48,375	1,367,077
*	FRP Holdings, Inc.	22,294	468,397
*	Howard Hughes Holdings, Inc.	75,064	4,674,235
*	Jones Lang LaSalle, Inc.	74,364	23,657,419
*»	JW Mays, Inc.	900	36,297
	Kennedy-Wilson Holdings, Inc.	147,964	1,612,808
	Marcus & Millichap, Inc.	37,857	1,052,046
*	Maui Land & Pineapple Co., Inc.	7,480	116,090
	Newmark Group, Inc., Class A	183,514	2,958,246
*	RE/MAX Holdings, Inc., Class A	16,120	172,484
	RMR Group, Inc., Class A	1,407	25,059
*	Seaport Entertainment Group, Inc.	22,919	510,865
	St. Joe Co.	66,460	4,291,322
*	Stratus Properties, Inc.	6,238	188,762
*	Tejon Ranch Co.	30,042	587,922
*	Zillow Group, Inc. (Z US), Class C	133,735	5,937,834
*	Zillow Group, Inc. (ZG US), Class A	58,679	2,617,670
TOTAL REAL ESTATE			100,851,309
UTILITIES — (2.4%)
	AES Corp.	445,524	6,437,822
#	Alliant Energy Corp.	236,759	17,385,213
	Ameren Corp.	170,766	19,407,556
	American Electric Power Co., Inc.	250,917	34,403,230
	American States Water Co.	39,541	2,977,042
	American Water Works Co., Inc.	113,084	14,522,247
	Artesian Resources Corp., Class A	8,895	278,502
	Atmos Energy Corp.	101,357	19,255,803
	Avista Corp.	85,625	3,519,188
	Black Hills Corp.	55,728	4,195,761

89

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	California Water Service Group	60,013	$2,534,949
	CenterPoint Energy, Inc.	432,065	18,859,637
	Chesapeake Utilities Corp.	23,953	3,020,952
#	Clearway Energy, Inc. (CWEN US), Class C	76,238	3,076,966
	Clearway Energy, Inc. (CWENA US), Class A	22,076	892,533
	CMS Energy Corp.	214,302	16,445,535
	Consolidated Edison, Inc.	199,672	22,261,431
	Consolidated Water Co. Ltd.	16,044	514,210
	Constellation Energy Corp.	153,456	48,031,728
#	Dominion Energy, Inc.	283,960	18,315,420
	DTE Energy Co.	122,301	18,551,839
	Duke Energy Corp.	364,895	47,272,147
	Edison International	172,838	12,010,513
#	Entergy Corp.	262,726	30,978,023
	Essential Utilities, Inc.	218,873	8,360,949
	Evergy, Inc.	184,147	15,254,737
	Eversource Energy	211,057	14,921,730
	Exelon Corp.	445,235	20,476,358
	FirstEnergy Corp.	313,305	14,888,254
	Genie Energy Ltd., Class B	49,203	687,366
	H2O America	31,550	1,772,795
*	Hallador Energy Co.	58,262	904,809
*	Hawaiian Electric Industries, Inc.	79,096	1,191,977
#	IDACORP, Inc.	70,882	10,472,107
	MDU Resources Group, Inc.	299,729	6,752,894
	MGE Energy, Inc.	37,827	3,034,482
	Middlesex Water Co.	18,468	939,652
	National Fuel Gas Co.	76,220	6,431,444
	New Jersey Resources Corp.	139,233	7,840,210
	NextEra Energy, Inc.	957,284	93,698,958
	NiSource, Inc.	316,562	15,283,613
	Northwest Natural Holding Co.	28,983	1,536,099
	Northwestern Energy Group, Inc.	51,221	3,705,327
	NRG Energy, Inc.	297,968	46,357,861
	OGE Energy Corp.	219,381	10,705,793
	ONE Gas, Inc.	60,423	5,390,940
		Shares	Value†
UTILITIES — (Continued)
	Ormat Technologies, Inc.	87,585	$10,063,517
#	Otter Tail Corp.	44,316	3,954,760
#	PG&E Corp.	714,633	11,877,200
#	Pinnacle West Capital Corp.	99,372	10,306,864
	Portland General Electric Co.	120,995	6,283,270
	PPL Corp.	270,019	10,109,511
	Public Service Enterprise Group, Inc.	300,038	24,501,103
*	Pure Cycle Corp.	31,214	360,210
	RGC Resources, Inc.	7,658	174,066
	Sempra	295,714	28,128,316
	Southern Co.	522,350	50,511,245
	Southwest Gas Holdings, Inc.	58,444	5,496,658
	Spire, Inc.	56,789	5,178,021
*	Spruce Power Holding Corp.	3,813	12,697
*	Talen Energy Corp.	13,640	5,079,809
#	UGI Corp.	143,715	5,186,674
	Unitil Corp.	18,042	946,483
	Vistra Corp.	677,453	106,929,182
	WEC Energy Group, Inc.	187,263	22,085,798
#	Xcel Energy, Inc.	324,279	26,898,943
	York Water Co.	13,707	397,777
TOTAL UTILITIES			990,238,706
TOTAL COMMON STOCKS			39,800,717,930
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*»	GameStop Corp. Warrants 10/30/2026	7,862	28,854
TOTAL RIGHTS/WARRANTS			28,854

MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	361,181,307	361,181,307
TOTAL INVESTMENT SECURITIES (Cost $10,774,341,380)			40,161,928,091

90

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§	The DFA Short Term Investment Fund	89,336,845	$1,033,180,610
TOTAL INVESTMENTS — (100.0%)
(Cost $11,807,529,457)			$41,195,108,701
As of April 30, 2026, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	960	06/18/26	$323,927,339	$347,700,000	$23,772,661
Total Futures Contracts			$323,927,339	$347,700,000	$23,772,661
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$3,610,630,238	$39,568	—	$3,610,669,806
Consumer Discretionary	3,928,906,000	—	—	3,928,906,000
Consumer Staples	2,102,920,273	324,741	—	2,103,245,014
Energy	2,179,931,466	—	—	2,179,931,466
Financials	5,983,490,130	—	—	5,983,490,130
Health Care	3,208,699,253	3	$761,001	3,209,460,257
Industrials	5,183,787,421	1,008,330	—	5,184,795,751
Information Technology	11,316,401,572	—	—	11,316,401,572
Materials	1,192,684,402	—	43,517	1,192,727,919
Real Estate	100,815,012	36,297	—	100,851,309
Utilities	990,238,706	—	—	990,238,706
Rights/Warrants
Consumer Discretionary	—	28,854	—	28,854
Securities Lending Collateral	—	1,033,180,610	—	1,033,180,610
Money Market Funds	361,181,307	—	—	361,181,307
Total Investments in Securities	$40,159,685,780	$1,034,618,403	$804,518˂˃	$41,195,108,701
Financial Instruments
Assets
Futures Contracts**	23,772,661	—	—	23,772,661
Total Financial Instruments	$23,772,661	—	—	$23,772,661
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
91

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (7.6%)
	Alphabet, Inc. (GOOG US), Class C	1,404,009	$536,247,197
	Alphabet, Inc. (GOOGL US), Class A	1,954,117	751,944,222
*	AMC Global Media, Inc.	10,194	86,547
*	Angi, Inc.	2,132	15,649
*	Anterix, Inc.	18,714	904,260
#	Array Digital Infrastructure, Inc.	66,939	3,326,199
#*	AST SpaceMobile, Inc.	46,758	3,455,416
	AT&T, Inc.	3,832,947	100,154,905
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	15,333	811,422
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	71,337	3,524,761
	ATN International, Inc.	13,066	364,933
*	Bandwidth, Inc., Class A	50,818	1,870,611
*	Boston Omaha Corp., Class A	13,096	157,414
*	Bumble, Inc., Class A	52,474	217,767
#*	Cable One, Inc.	5,829	533,295
*	Cargurus, Inc.	139,163	5,073,883
#*	Cars.com, Inc.	88,339	970,846
#*	Charter Communications, Inc., Class A	106,511	17,592,422
	Cinemark Holdings, Inc.	270,650	7,989,588
	Comcast Corp., Class A	3,103,081	83,907,310
*	comScore, Inc.	1,520	11,050
*	Creative Realities, Inc.	18,097	66,054
	CuriosityStream, Inc.	4,145	13,057
*	DHI Group, Inc.	723,722	1,729,696
*	DoubleVerify Holdings, Inc.	19,508	214,978
#*	EchoStar Corp., Class A	11,830	1,456,746
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Electronic Arts, Inc.	15,872	$3,212,017
	Entravision Communications Corp., Class A	136,775	515,642
*	EverQuote, Inc., Class A	38,311	552,445
*	EW Scripps Co., Class A	13,865	66,413
	Fox Corp. (FOX US), Class B	241,620	13,777,172
	Fox Corp. (FOXA US), Class A	282,235	17,919,100
*	Gaia, Inc.	2,534	7,931
*	GCI Liberty, Inc. (GLBKV US), Class C	61,416	2,103,498
*	GCI Liberty, Inc. (GLIBA US), Class A	3,103	108,171
*	GDEV, Inc.	329	5,228
*	Gogo, Inc.	127,054	531,086
	Gray Media, Inc. GTN US	161,671	911,824
	Gray Media, Inc. GTNA US, Class A	3,160	33,812
#*	Grindr, Inc.	34,748	464,581
*	Harte Hanks, Inc.	3,652	10,116
	IDT Corp., Class B	115,046	5,769,557
#*	IMAX Corp.	76,276	2,900,014
	Iridium Communications, Inc.	116,911	4,567,713
*	IZEA Worldwide, Inc.	3,176	13,022
	John Wiley & Sons, Inc. (WLY US), Class A	55,404	2,267,686
*	Liberty Broadband Corp. (LBRDA US), Class A	22,116	849,918
*	Liberty Broadband Corp. (LBRDK US), Class C	144,529	5,562,921
#*	Liberty Global Ltd. (LBTYA US), Class A	278,794	3,228,435
*	Liberty Global Ltd. (LBTYK US), Class C	240,544	2,727,769

92

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd. (LILA US), Class A	164,884	$1,338,858
*	Liberty Latin America Ltd. (LILAK US), Class C	182,767	1,518,794
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	1,498	118,642
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	189,609	16,296,894
*	Lionsgate Studios Corp.	440,433	5,478,987
#*	Live Nation Entertainment, Inc.	129,375	20,433,488
*	Lumen Technologies, Inc.	840,147	7,426,900
*	Madison Square Garden Entertainment Corp.	45,299	3,031,409
#*	Magnite, Inc.	362,636	4,647,180
	Marcus Corp.	43,139	760,109
	Match Group, Inc.	194,094	7,262,997
*	MediaAlpha, Inc., Class A	38,656	328,963
	Meta Platforms, Inc., Class A	1,194,962	731,209,197
*	Motorsport Games, Inc., Class A	2,155	9,267
*	Netflix, Inc.	821,900	76,938,059
	New York Times Co., Class A	223,436	17,658,147
#	News Corp. (NWS US), Class B	260,357	7,935,681
	News Corp. (NWSA US), Class A	299,394	7,880,050
	Nexstar Media Group, Inc.	79,767	16,602,703
*»	Old Market Capital Corp.	4,633	19,459
	Omnicom Group, Inc.	386,826	29,677,291
#*	Optimum Communications, Inc., Class A	17,283	27,307
#	Paramount Skydance Corp., Class B	62,625	641,280
*	PodcastOne, Inc.	6,635	22,625
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	PubMatic, Inc., Class A	43,513	$425,557
*	QuinStreet, Inc.	57,994	740,003
*	Reddit, Inc., Class A	80,533	11,856,874
*	Reservoir Media, Inc.	17,174	172,770
*	ROBLOX Corp., Class A	29,740	1,643,432
*	Roku, Inc.	109,871	12,806,564
	Saga Communications, Inc., Class A	13,087	147,621
#	Scholastic Corp.	39,313	1,586,673
#	Shenandoah Telecommunications Co.	86,234	1,356,461
#	Shutterstock, Inc.	60,529	978,754
#	Sinclair, Inc.	71,073	1,105,185
#	Sirius XM Holdings, Inc.	281,847	7,592,958
#*	Sphere Entertainment Co.	59,948	8,539,593
	Spok Holdings, Inc.	26,622	284,589
*	Spotify Technology SA	15,222	6,797,384
#*	Stagwell, Inc.	126,033	790,227
*	Starz Entertainment Corp.	29,360	538,462
*	Take-Two Interactive Software, Inc.	39,144	8,367,421
*	TechTarget, Inc.	16,465	94,509
	Telephone & Data Systems, Inc.	181,562	8,181,184
*	Thryv Holdings, Inc.	11,605	41,546
	TKO Group Holdings, Inc.	40,100	7,462,209
	T-Mobile U.S., Inc.	313,468	61,282,994
	Townsquare Media, Inc., Class A	15,039	97,152
*	Trade Desk, Inc., Class A	40,711	960,373
*	Travelzoo	25,645	251,065
#*	TripAdvisor, Inc.	158,673	1,766,031
*	USA TODAY Co., Inc.	256,788	1,856,577
	Verizon Communications, Inc.	2,082,282	100,012,004
*	Versant Media Group, Inc.	124,123	4,988,503
	Walt Disney Co.	653,483	67,798,861
*	Warner Bros Discovery, Inc.	1,421,448	38,450,168
	Warner Music Group Corp., Class A	117,742	3,328,566
#*	Yelp, Inc.	79,091	2,182,912

93

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Zedge, Inc., Class B	8,399	$27,969
#*	Ziff Davis, Inc.	71,819	3,286,437
*	ZoomInfo Technologies, Inc.	125,613	785,081
TOTAL COMMUNICATION SERVICES			2,916,595,255
CONSUMER DISCRETIONARY — (8.7%)
#*	1-800-Flowers.com, Inc., Class A	57,442	203,345
*	1stdibs.com, Inc.	8,519	39,443
*	Abercrombie & Fitch Co., Class A	116,159	9,914,171
	Academy Sports & Outdoors, Inc.	107,625	5,902,155
#	Acushnet Holdings Corp.	140,361	13,589,752
*	Adient PLC	105,718	2,225,364
	ADT, Inc.	1,028,215	7,742,459
#	Advance Auto Parts, Inc.	83,563	4,972,834
*	Airbnb, Inc., Class A	41,023	5,757,988
*	Amazon.com, Inc.	3,177,257	842,163,740
	AMCON Distributing Co.	1,752	155,665
#	American Eagle Outfitters, Inc.	311,671	5,429,309
*	American Outdoor Brands, Inc.	23,419	220,373
*	American Public Education, Inc.	32,878	1,911,856
*	America's Car-Mart, Inc.	10,586	129,255
*	Aptiv PLC	221,083	13,322,462
	Aramark	369,099	16,864,133
#	Arhaus, Inc.	63,533	470,144
*	Ark Restaurants Corp.	7,366	48,837
	Arko Corp.	121,831	804,085
*	Asbury Automotive Group, Inc.	35,585	7,248,309
	Autoliv, Inc.	147,349	17,082,170
*	AutoNation, Inc.	105,335	22,371,047
*	AutoZone, Inc.	4,708	17,438,573
	Bassett Furniture Industries, Inc.	18,048	263,140
	Bath & Body Works, Inc.	149,394	2,904,219
*	Beachbody Co., Inc.	1,034	15,469
*	Beazer Homes USA, Inc.	56,852	1,227,435
*	Bed Bath & Beyond, Inc.	7,600	37,240
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Best Buy Co., Inc.	380,018	$22,987,289
*	Biglari Holdings, Inc. (BH US), Class B	2,443	755,498
*	Biglari Holdings, Inc. (BH/A US), Class A	308	502,098
#*	Birkenstock Holding PLC	189,206	7,329,840
*	BJ's Restaurants, Inc.	33,928	1,302,835
	Bloomin' Brands, Inc.	59,156	360,852
	Booking Holdings, Inc.	233,250	39,269,970
*	Boot Barn Holdings, Inc.	46,148	7,912,075
	BorgWarner, Inc.	292,283	16,651,362
*»	Bowl America, Inc.	3,937	0
#	Boyd Gaming Corp.	72,511	6,304,831
*	Bright Horizons Family Solutions, Inc.	61,101	4,955,902
	Brightstar Lottery PLC	98,836	1,297,717
*	Brinker International, Inc.	65,978	10,044,491
	Brunswick Corp.	84,867	6,742,683
	Buckle, Inc.	109,039	6,063,659
#	Build-A-Bear Workshop, Inc.	28,000	1,034,320
#*	Burlington Stores, Inc.	57,670	18,454,977
*	Caesars Entertainment, Inc.	16,788	466,706
	Caleres, Inc.	52,211	683,964
*	Callaway Golf Co.	294,396	4,504,259
	Camping World Holdings, Inc., Class A	21,200	173,628
*	Capri Holdings Ltd.	55,549	1,083,761
*	CarMax, Inc.	166,626	6,550,068
	Carnival Corp.	1,005,716	26,661,531
	Carriage Services, Inc.	28,625	1,405,487
	Carter's, Inc.	51,574	1,862,853
#*	Carvana Co.	50,254	19,890,533
#*	Cava Group, Inc.	22,821	2,131,710
*	Cavco Industries, Inc.	11,824	5,994,768
	Century Communities, Inc.	52,752	2,955,167
*	Champion Homes, Inc.	93,765	7,147,706
#	Cheesecake Factory, Inc.	113,900	7,160,893
*	Chewy, Inc., Class A	219,150	5,570,793
*	Chipotle Mexican Grill, Inc.	567,755	19,297,992

94

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Choice Hotels International, Inc.	67,361	$6,674,128
#	Churchill Downs, Inc.	80,515	8,131,210
*	Citi Trends, Inc.	15,150	737,956
	Clarus Corp.	4,029	10,496
#	Columbia Sportswear Co.	92,293	5,622,490
*	Cooper-Standard Holdings, Inc.	17,939	539,426
*	Coupang, Inc.	183,652	3,669,367
#*	Coursera, Inc.	238,381	1,418,367
*	Covista, Inc.	73,590	8,479,040
#	Cracker Barrel Old Country Store, Inc.	23,961	750,458
	Cricut, Inc., Class A	9,144	39,411
*	Crocs, Inc.	51,021	5,203,122
	Crown Crafts, Inc.	3,959	10,808
*	Culp, Inc.	17,123	56,335
	Dana, Inc.	236,314	8,613,645
	Darden Restaurants, Inc.	148,823	29,847,941
*	Dauch Corp.	138,632	791,589
#*	Dave & Buster's Entertainment, Inc.	26,674	300,616
*	Deckers Outdoor Corp.	148,906	15,218,193
#	Designer Brands, Inc., Class A	47,506	356,295
#	Dick's Sporting Goods, Inc.	114,303	25,937,637
#	Dillard's, Inc., Class A	18,764	10,680,844
#	Dine Brands Global, Inc.	12,036	334,360
	Domino's Pizza, Inc.	19,533	6,629,891
#*	DoorDash, Inc., Class A	95,377	16,085,331
*	Dorman Products, Inc.	46,672	5,251,067
	DR Horton, Inc.	140,384	21,599,482
#*	Dream Finders Homes, Inc., Class A	48,473	707,706
#*	Driven Brands Holdings, Inc.	163,354	2,216,714
*	Duluth Holdings, Inc., Class B	55,500	183,150
#*	Dutch Bros, Inc., Class A	75,299	4,330,445
	eBay, Inc.	546,889	56,592,074
*	El Pollo Loco Holdings, Inc.	41,120	555,942
*	Envela Corp.	1,211	21,326
#	Escalade, Inc.	37,461	700,521
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ethan Allen Interiors, Inc.	36,802	$785,355
*	Etsy, Inc.	82,026	5,277,553
*	European Wax Center, Inc., Class A	1,277	7,407
	Expedia Group, Inc.	85,082	21,131,816
*	Figs, Inc., Class A	297,968	4,457,601
*	First Watch Restaurant Group, Inc.	85,044	1,115,777
*	Five Below, Inc.	87,336	20,581,602
	Flanigan's Enterprises, Inc.	2,891	92,830
	Flexsteel Industries, Inc.	11,513	636,669
#*	Floor & Decor Holdings, Inc., Class A	109,958	5,321,967
*	Flutter Entertainment PLC	61,902	6,681,083
	Ford Motor Co.	3,518,977	42,509,242
*	Fox Factory Holding Corp.	62,403	1,107,653
*	Frontdoor, Inc.	104,227	7,153,099
#*	Full House Resorts, Inc.	23,954	57,969
*	Funko, Inc., Class A	72,610	320,210
#*	GameStop Corp., Class A	400,026	9,980,649
#	Gap, Inc.	500,041	12,296,008
	Garmin Ltd.	155,286	38,998,526
	Garrett Motion, Inc.	213,868	5,477,159
	General Motors Co.	1,015,788	78,103,939
*	Genesco, Inc.	19,171	680,379
	Gentex Corp.	411,763	9,515,843
*	Gentherm, Inc.	48,361	1,455,666
	Genuine Parts Co.	154,439	16,560,494
#*	GigaCloud Technology, Inc., Class A	29,988	1,334,166
	G-III Apparel Group Ltd.	91,340	2,848,895
#*	Global Business Travel Group I	167,784	983,214
	Gold.com, Inc.	35,581	1,607,905
*	Goodyear Tire & Rubber Co.	390,199	2,762,609
	Graham Holdings Co., Class B	6,179	6,935,989
*	Grand Canyon Education, Inc.	49,346	8,342,928
*	Green Brick Partners, Inc.	32,030	2,160,103

95

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Group 1 Automotive, Inc.	21,680	$7,736,942
#*	Groupon, Inc.	34,714	493,286
	H&R Block, Inc.	159,291	5,054,303
	Hamilton Beach Brands Holding Co., Class A	17,801	370,439
#	Harley-Davidson, Inc.	197,484	4,717,893
	Hasbro, Inc.	121,667	11,660,565
	Haverty Furniture Cos., Inc. (HVT US)	17,885	395,974
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	2,523	56,767
*	Helen of Troy Ltd.	32,388	749,782
*	Hilton Grand Vacations, Inc.	122,504	5,754,013
	Hilton Worldwide Holdings, Inc.	86,401	27,999,972
*	Holley, Inc.	159,869	527,568
	Home Depot, Inc.	456,996	150,260,285
	Hooker Furnishings Corp.	21,195	257,519
*	Hovnanian Enterprises, Inc., Class A	300	33,732
#	Hyatt Hotels Corp., Class A	43,346	7,263,489
	Installed Building Products, Inc.	41,095	11,857,962
	JAKKS Pacific, Inc.	6,158	133,998
	Jerash Holdings U.S., Inc.	3,471	12,114
	Johnson Outdoors, Inc., Class A	19,440	1,023,127
#	KB Home	116,694	6,183,615
#	Kohl's Corp.	145,821	2,066,284
	Kontoor Brands, Inc.	76,057	5,579,541
*	Koss Corp.	2,964	12,834
#*	Kura Sushi USA, Inc., Class A	10,442	575,041
#	Lakeland Industries, Inc.	17,245	175,382
*	Lands' End, Inc.	58,457	659,980
	Las Vegas Sands Corp.	262,523	14,336,381
*	Latham Group, Inc.	9,398	57,046
*	Laureate Education, Inc.	256,252	7,711,904
*††	Lazare Kaplan International, Inc.	3,667	0
#	La-Z-Boy, Inc.	82,744	2,874,527
#	LCI Industries	44,099	5,257,483
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lear Corp.	82,072	$10,433,813
*	Legacy Housing Corp.	9,372	203,841
	Leggett & Platt, Inc.	65,218	708,920
	Lennar Corp. (LEN US), Class A	239,617	21,637,415
#	Lennar Corp. (LENB US), Class B	17,295	1,528,532
	Levi Strauss & Co., Class A	125,939	2,805,921
*	LGI Homes, Inc.	33,382	1,634,717
*	Liberty Live Holdings, Inc., Class A	25,309	2,308,434
*	Liberty Live Holdings, Inc., Class C	69,306	6,487,042
#*	Life Time Group Holdings, Inc.	306,538	8,218,284
	Lifetime Brands, Inc.	42,821	289,042
*	Lincoln Educational Services Corp.	47,910	1,971,017
*	Lindblad Expeditions Holdings, Inc.	48,100	891,293
	Lithia Motors, Inc.	44,086	12,790,230
*	Live Ventures, Inc.	807	10,862
#	LKQ Corp.	316,865	10,006,597
*	Lovesac Co.	7,246	114,559
	Lowe's Cos., Inc.	84,912	20,276,136
*	Lululemon Athletica, Inc.	89,835	12,370,279
*	M/I Homes, Inc.	28,770	3,782,967
	Macy's, Inc.	573,706	11,215,952
*	Malibu Boats, Inc., Class A	34,818	891,341
	Marine Products Corp.	34,135	270,349
*	MarineMax, Inc.	36,300	1,043,262
	Marriott International, Inc., Class A	77,376	27,986,125
#	Marriott Vacations Worldwide Corp.	56,853	4,093,985
*	MasterCraft Boat Holdings, Inc.	20,998	490,303
*	Mattel, Inc.	364,456	5,495,996
	Matthews International Corp., Class A	12,765	364,313
	McDonald's Corp.	153,898	45,182,914
	Meritage Homes Corp.	130,018	8,755,412
*	MGM Resorts International	257,788	10,038,265
#*	Mister Car Wash, Inc.	115,078	814,752
#*	Mobileye Global, Inc., Class A	120,035	1,043,104

96

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mohawk Industries, Inc.	83,756	$8,841,283
	Monarch Casino & Resort, Inc.	6,743	800,327
#	Monro, Inc.	40,984	719,679
*	Motorcar Parts of America, Inc.	39,391	441,967
	Movado Group, Inc.	27,900	759,996
	Murphy USA, Inc.	28,081	16,511,628
*	National Vision Holdings, Inc.	108,899	2,528,635
	Newell Brands, Inc.	492,660	2,010,053
	NIKE, Inc., Class B	377,528	16,747,142
#*	Norwegian Cruise Line Holdings Ltd.	583,336	10,605,048
*	NVR, Inc.	3,563	22,503,445
*	Ollie's Bargain Outlet Holdings, Inc.	112,120	9,699,501
	OneSpaWorld Holdings Ltd.	150,098	3,701,417
*	O'Reilly Automotive, Inc.	127,871	12,710,377
#	Oxford Industries, Inc.	18,801	805,435
#	Papa John's International, Inc.	38,399	1,389,660
#	Patrick Industries, Inc.	69,557	6,468,801
*	Penn Entertainment, Inc.	100,413	1,753,211
#	Penske Automotive Group, Inc.	122,127	20,947,223
	Perdoceo Education Corp.	116,936	3,968,808
*	Petco Health & Wellness Co., Inc.	212,457	603,378
	Phinia, Inc.	68,929	4,973,227
*	Planet Fitness, Inc., Class A	113,380	7,559,045
#	Polaris, Inc.	64,405	4,268,119
	Pool Corp.	38,496	8,211,967
	PulteGroup, Inc.	169,615	20,754,091
*	Pursuit Attractions & Hospitality, Inc.	38,371	1,614,652
	PVH Corp.	68,337	6,248,735
#*	QuantumScape Corp.	647,488	4,720,187
	Ralph Lauren Corp.	58,151	20,855,275
*	Rave Restaurant Group, Inc.	478	1,324
	RCI Hospitality Holdings, Inc.	15,909	398,043
*	Red Robin Gourmet Burgers, Inc.	3,175	11,112
	Red Rock Resorts, Inc., Class A	89,349	4,821,272
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Revolve Group, Inc.	49,224	$1,252,751
#*	RH	30,257	3,992,714
#*	Rivian Automotive, Inc., Class A	947,172	15,533,621
	Rocky Brands, Inc.	14,995	549,867
	Ross Stores, Inc.	270,627	61,646,124
#	Royal Caribbean Cruises Ltd.	193,845	51,128,557
*	Rush Street Interactive, Inc.	54,237	1,524,060
#*	Sally Beauty Holdings, Inc.	133,358	1,891,016
#*	Savers Value Village, Inc.	134,022	1,132,486
	Service Corp. International	224,107	18,159,390
*	Shake Shack, Inc., Class A	28,583	2,928,614
#*	SharkNinja, Inc.	143,264	16,551,290
	Shoe Carnival, Inc.	53,239	985,986
	Signet Jewelers Ltd.	73,963	6,584,926
#*	Sleep Number Corp.	2,504	7,537
	Smith & Wesson Brands, Inc.	88,250	1,371,405
*	Smith Douglas Homes Corp.	839	11,897
#*	Solid Power, Inc.	311,904	1,076,069
	Somnigroup International, Inc.	317,043	24,050,882
#	Sonic Automotive, Inc., Class A	43,185	3,400,819
*	Sonos, Inc.	139,291	2,065,686
	Standard Motor Products, Inc.	39,994	1,494,576
	Starbucks Corp.	218,009	22,962,888
	Steven Madden Ltd.	110,075	4,134,417
*	Stitch Fix, Inc., Class A	195,113	710,211
*	Stoneridge, Inc.	21,394	149,758
	Strategic Education, Inc.	42,698	3,347,523
*	Strattec Security Corp.	7,575	570,094
*	Stride, Inc.	128,691	12,503,618
	Sturm Ruger & Co., Inc.	27,266	1,182,799
	Superior Group of Cos., Inc.	44,530	502,298
#*	Sweetgreen, Inc., Class A	61,750	424,840
*	Sypris Solutions, Inc.	1,331	4,432
	Tandy Leather Factory, Inc.	5,968	13,965
	Tapestry, Inc.	323,864	46,973,235

97

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Target Hospitality Corp.	11,637	$169,202
*	Taylor Morrison Home Corp.	276,729	16,808,519
*	Tesla, Inc.	233,270	89,022,830
	Texas Roadhouse, Inc.	88,442	14,238,278
#	Thor Industries, Inc.	72,381	5,720,994
#*	Tilly's, Inc., Class A	51,953	211,449
	TJX Cos., Inc.	603,053	94,528,558
	Toll Brothers, Inc.	196,569	27,940,318
*	TopBuild Corp.	68,601	30,369,663
	Tractor Supply Co.	477,200	16,749,720
	Travel & Leisure Co.	69,953	4,523,161
#*	Udemy, Inc.	65,303	309,536
*	Ulta Beauty, Inc.	38,200	20,531,736
#*	Under Armour, Inc. (UA US), Class C	340,368	2,066,034
#*	Under Armour, Inc. (UAA US), Class A	273,233	1,718,636
*	Unifi, Inc.	23,073	83,986
#*	United Parks & Resorts, Inc.	61,139	2,155,150
*	Universal Technical Institute, Inc.	81,708	3,066,501
	Upbound Group, Inc.	80,083	1,582,440
*	Urban Outfitters, Inc.	244,921	17,227,743
#	Vail Resorts, Inc.	48,486	6,166,449
#*	Valvoline, Inc.	228,066	7,578,633
*	Vera Bradley, Inc.	44,423	182,579
*	Versigent PLC	73,694	2,577,079
	VF Corp.	352,433	6,671,557
*	Victoria's Secret & Co.	127,451	6,605,785
*	Vince Holding Corp.	4,109	20,504
	Visteon Corp.	49,147	5,490,211
#*	Warby Parker, Inc., Class A	80,392	1,778,271
#*	Wayfair, Inc., Class A	114,621	7,327,721
#	Wendy's Co.	331,201	2,305,159
	Weyco Group, Inc.	21,135	697,244
	Williams-Sonoma, Inc.	199,348	36,123,851
#	Wingstop, Inc.	26,968	4,424,370
#	Winmark Corp.	3,011	1,145,655
	Winnebago Industries, Inc.	41,466	1,352,206
	Wolverine World Wide, Inc.	116,083	1,975,733
	Wyndham Hotels & Resorts, Inc.	84,676	6,890,933
	Wynn Resorts Ltd.	30,474	3,264,070
#*	XPEL, Inc.	19,437	925,590
#*	YETI Holdings, Inc.	103,580	4,087,267
	Yum! Brands, Inc.	108,530	17,326,814
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Zumiez, Inc.	32,252	$792,432
TOTAL CONSUMER DISCRETIONARY			3,364,061,581
CONSUMER STAPLES — (5.1%)
#	Albertsons Cos., Inc., Class A	607,194	10,231,219
	Alico, Inc.	12,813	533,149
	Altria Group, Inc.	377,456	27,422,178
	Andersons, Inc.	63,587	4,994,123
	Archer-Daniels-Midland Co.	210,081	15,659,438
	B&G Foods, Inc.	129,523	717,557
*	BellRing Brands, Inc.	101,435	1,805,543
#*	BJ's Wholesale Club Holdings, Inc.	239,975	22,531,253
*	Boston Beer Co., Inc. , Class A	14,217	3,369,998
*	Bridgford Foods Corp.	11,491	85,608
#	Brown-Forman Corp. (BF/A US), Class A	38,688	1,016,721
#	Brown-Forman Corp. (BFB US), Class B	231,870	5,975,290
	Bunge Global SA	234,960	29,856,367
#	Calavo Growers, Inc.	28,457	801,349
#	Cal-Maine Foods, Inc.	90,674	7,005,473
	Casey's General Stores, Inc.	48,518	39,889,074
*	Central Garden & Pet Co. (CENT US)	36,639	1,356,376
*	Central Garden & Pet Co. (CENTA US), Class A	112,152	3,763,821
*	Chefs' Warehouse, Inc.	61,367	4,762,079
	Church & Dwight Co., Inc.	193,401	18,771,501
	Clorox Co.	59,906	5,777,335
	Coca-Cola Co.	2,176,890	171,451,856
	Coca-Cola Consolidated, Inc.	102,747	21,070,327
	Coffee Holding Co., Inc.	3,583	16,661
	Colgate-Palmolive Co.	345,859	29,522,524
#	Conagra Brands, Inc.	537,143	7,708,002
	Constellation Brands, Inc., Class A	107,875	16,891,067
	Costco Wholesale Corp.	88,807	90,097,366
*	Coty, Inc., Class A	343,373	844,698

98

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Darling Ingredients, Inc.	305,448	$19,618,925
	Dole PLC	147,134	2,233,494
	Dollar General Corp.	195,018	22,598,686
*	Dollar Tree, Inc.	238,323	23,143,547
	Edgewell Personal Care Co.	36,971	833,696
*	elf Beauty, Inc.	39,976	2,557,265
#	Energizer Holdings, Inc.	81,813	1,601,899
	Estee Lauder Cos., Inc., Class A	178,755	13,712,296
	Flowers Foods, Inc.	14,035	127,157
	Fresh Del Monte Produce, Inc.	86,853	3,638,272
*††	Fresh Market, Inc.	18,803	0
*	Freshpet, Inc.	35,059	2,362,275
	General Mills, Inc.	541,350	19,115,068
#*	Grocery Outlet Holding Corp.	58,098	459,555
#*	Herbalife Ltd.	88,025	1,461,215
	Hershey Co.	140,242	26,048,549
#*	Honest Co., Inc.	159,948	559,818
	Hormel Foods Corp.	431,029	9,254,193
	Ingles Markets, Inc., Class A	27,451	2,510,943
	Ingredion, Inc.	115,642	12,921,837
#	Interparfums, Inc.	48,456	4,420,156
	J&J Snack Foods Corp.	27,656	2,440,919
	J.M. Smucker Co.	103,264	10,122,970
	John B Sanfilippo & Son, Inc.	13,476	1,102,202
	Kenvue, Inc.	1,694,718	29,708,407
	Keurig Dr. Pepper, Inc.	545,968	16,051,459
#	Kimberly-Clark Corp.	182,771	17,990,150
	Kraft Heinz Co.	456,411	10,342,273
	Kroger Co.	1,280,416	87,157,917
*	Laird Superfood, Inc.	4,842	15,446
#	Lamb Weston Holdings, Inc.	188,124	8,192,800
#	Lifevantage Corp.	21,105	106,580
#*	Lifeway Foods, Inc.	25,136	674,650
	Limoneira Co.	17,665	224,875
*	Mama's Creations, Inc.	9,034	128,192
*	Mannatech, Inc.	867	3,823
*	Maplebear, Inc.	334,521	14,166,964
	Marzetti Co.	41,585	5,417,694
	McCormick & Co., Inc. (MKC US)	206,990	10,523,372
	McCormick & Co., Inc. (MKC/V US)	6,660	337,129
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Medifast, Inc.	9,082	$98,721
	MGP Ingredients, Inc.	28,969	577,642
#*	Mission Produce, Inc.	86,515	1,199,098
#	Molson Coors Beverage Co., Class B	211,303	9,031,090
	Mondelez International, Inc., Class A	545,190	33,496,474
*	Monster Beverage Corp.	526,632	40,587,528
*	National Beverage Corp.	111,023	3,799,207
*	Natural Alternatives International, Inc.	16,603	44,330
	Natural Grocers by Vitamin Cottage, Inc.	41,359	1,197,757
	Natural Health Trends Corp.	3,409	10,636
*	Nature's Sunshine Products, Inc.	42,113	1,143,789
*	Niagen Bioscience, Inc.	23,369	110,535
	Nu Skin Enterprises, Inc., Class A	10,900	79,570
	Oil-Dri Corp. of America	20,020	1,460,459
	PepsiCo, Inc.	944,991	149,771,624
*	Performance Food Group Co.	131,614	11,918,964
	Philip Morris International, Inc.	291,355	48,093,970
	Pilgrim's Pride Corp.	211,287	6,993,600
*	Post Holdings, Inc.	130,338	13,652,906
	PriceSmart, Inc.	46,686	7,325,967
	Procter & Gamble Co.	1,383,456	203,492,543
#	Reynolds Consumer Products, Inc.	174,573	3,660,796
*	Rocky Mountain Chocolate Factory, Inc.	2,721	6,666
	Seaboard Corp.	1,347	7,658,948
*	Seneca Foods Corp. (SENEA US), Class A	10,889	1,522,936
*»	Seneca Foods Corp. (SENEB US), Class B	2,299	319,630
*	Simply Good Foods Co.	130,741	1,748,007
	Smithfield Foods, Inc.	12,567	330,261

99

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Spectrum Brands Holdings, Inc.	69,759	$5,762,093
#*	Sprouts Farmers Market, Inc.	221,512	18,130,757
	Sysco Corp.	322,574	24,099,504
	Target Corp.	430,413	55,846,087
#	Tootsie Roll Industries, Inc.	66,084	2,790,066
»	TreeHouse Foods, Inc.	55,636	107,377
	Turning Point Brands, Inc.	20,802	1,678,305
	Tyson Foods, Inc., Class A	265,567	17,014,878
*	U.S. Foods Holding Corp.	443,636	41,475,530
*	United Natural Foods, Inc.	112,658	5,635,153
	United-Guardian, Inc.	4,655	32,725
#	Universal Corp.	46,810	2,508,080
*	USANA Health Sciences, Inc.	26,101	497,224
	Village Super Market, Inc., Class A	20,042	863,610
#*	Vita Coco Co., Inc.	62,754	4,141,136
#*	Vital Farms, Inc.	26,168	357,193
	Walmart, Inc.	2,286,919	301,713,224
	WD-40 Co.	20,432	4,289,903
	Weis Markets, Inc.	44,585	3,128,975
*	Willamette Valley Vineyards, Inc.	871	2,474
TOTAL CONSUMER STAPLES			1,967,222,569
ENERGY — (6.0%)
*	Amplify Energy Corp.	48,704	311,706
	Antero Midstream Corp.	833,419	18,218,539
*	Antero Resources Corp.	396,247	15,556,657
	APA Corp.	489,234	19,926,501
	Archrock, Inc.	316,797	12,275,884
	Ardmore Shipping Corp.	94,683	1,677,783
	Baker Hughes Co.	670,429	46,708,788
	Bristow Group, Inc.	57,840	2,841,679
	Cactus, Inc., Class A	84,256	4,694,744
	California Resources Corp.	106,948	7,300,270
#*	Centrus Energy Corp., Class A	20,059	4,231,647
	Cheniere Energy, Inc.	200,765	55,200,337
	Chevron Corp.	1,437,024	277,791,109
		Shares	Value†
ENERGY — (Continued)
	Chord Energy Corp. (CHRD US)	35,892	$5,225,875
*	Clean Energy Fuels Corp.	359,035	825,781
#*	CNX Resources Corp.	401,459	15,620,770
#*	Comstock Resources, Inc.	362,165	6,308,914
*	Comstock, Inc.	5,400	17,712
	ConocoPhillips	1,303,709	163,980,518
#	Core Laboratories, Inc.	74,211	1,087,191
#	Core Natural Resources, Inc.	25,148	2,256,782
	Coterra Energy, Inc.	871,719	31,303,429
#	Crescent Energy Co., Class A	264,310	3,554,969
*	CVR Energy, Inc.	96,341	3,192,741
	Devon Energy Corp.	844,642	43,389,260
	DHT Holdings, Inc.	321,505	5,941,412
	Diamondback Energy, Inc.	202,705	41,682,229
	Dorian LPG Ltd.	97,921	3,774,855
*	Drilling Tools International Corp.	2,913	10,050
*	DT Midstream, Inc.	163,614	24,213,236
	Energy Services of America Corp.	26,747	454,699
	EOG Resources, Inc.	401,925	56,498,597
	Epsilon Energy Ltd.	49,751	316,416
	EQT Corp.	458,430	27,542,474
	Evolution Petroleum Corp.	53,770	258,096
	Excelerate Energy, Inc., Class A	26,672	930,853
	Expand Energy Corp.	387,920	39,626,028
*	Expro Group Holdings NV	166,005	3,022,951
	Exxon Mobil Corp.	3,049,952	470,699,092
*	Forum Energy Technologies, Inc.	21,293	1,338,691
	FutureFuel Corp.	66,379	330,567
*	Geospace Technologies Corp.	35,517	324,981
	Granite Ridge Resources, Inc.	18,515	111,645
*	Green Plains, Inc.	138,252	2,402,820
*	Gulfport Energy Corp.	24,640	4,744,186
	Halliburton Co.	938,690	39,706,587
*	Helix Energy Solutions Group, Inc.	331,028	3,426,140
	Helmerich & Payne, Inc.	178,651	7,213,927
	HF Sinclair Corp.	337,290	22,669,261

100

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Innovex International, Inc.	44,808	$1,244,318
	International Seaways, Inc.	89,544	7,427,675
	Kinder Morgan, Inc.	921,507	30,289,935
#	Kinetik Holdings, Inc.	30,453	1,539,095
	Kodiak Gas Services, Inc.	117,835	7,989,213
	Liberty Energy, Inc.	277,834	9,388,011
	Magnolia Oil & Gas Corp., Class A	257,962	7,800,771
*	Mammoth Energy Services, Inc.	14,869	42,525
	Marathon Petroleum Corp.	182,150	45,226,023
	Matador Resources Co.	298,453	18,933,858
	Mexco Energy Corp.	957	9,436
	Murphy Oil Corp.	227,616	9,505,244
*	Nabors Industries Ltd.	19,399	1,990,531
	NACCO Industries, Inc., Class A	12,596	606,875
*	National Energy Services Reunited Corp.	59,689	1,488,644
	Natural Gas Services Group, Inc.	23,013	936,399
*	NCS Multistage Holdings, Inc.	1,376	75,226
#	Noble Corp. PLC	211,740	10,805,092
	Nordic American Tankers Ltd.	378,381	2,111,366
#	Northern Oil & Gas, Inc.	46,124	1,252,728
	NOV, Inc.	630,478	12,899,580
	Occidental Petroleum Corp.	738,882	44,761,472
*	Oceaneering International, Inc.	157,122	5,898,360
*	Oil States International, Inc.	108,616	1,246,912
	ONEOK, Inc.	501,711	46,388,199
	Ovintiv, Inc.	231,443	14,245,317
*	Par Pacific Holdings, Inc.	66,104	4,341,050
#	Patterson-UTI Energy, Inc.	678,775	8,294,630
	PBF Energy, Inc., Class A	200,138	8,677,984
#	Peabody Energy Corp.	166,001	4,425,587
	Permian Resources Corp., Class A	688,251	14,879,987
	Phillips 66	262,544	47,034,758
		Shares	Value†
ENERGY — (Continued)
*	PrimeEnergy Resources Corp.	3,937	$872,400
*	ProPetro Holding Corp.	277,200	4,748,436
	Range Resources Corp.	429,175	18,669,112
	Ranger Energy Services, Inc., Class A	28,964	505,711
*	REX American Resources Corp.	69,462	3,368,907
	Riley Exploration Permian, Inc.	1,097	39,678
#	RPC, Inc.	506,389	3,990,345
	SandRidge Energy, Inc.	53,216	827,509
	Scorpio Tankers, Inc.	91,922	7,476,016
*	SEACOR Marine Holdings, Inc.	31,068	236,117
#*	Seadrill Ltd.	142,824	7,096,925
	Select Water Solutions, Inc.	191,142	3,197,806
	SFL Corp. Ltd.	283,768	3,271,845
	SLB Ltd.	1,260,691	71,708,104
	SM Energy Co.	64,971	2,016,050
	Smart Sand, Inc.	5,073	27,952
#	Solaris Energy Infrastructure, Inc.	67,099	4,954,590
#*	Stabilis Solutions, Inc.	3,403	14,463
*	Talos Energy, Inc.	362,908	5,777,495
	Targa Resources Corp.	213,248	55,461,540
	TechnipFMC PLC	622,398	47,034,617
	Teekay Corp. Ltd.	193,582	2,586,256
	Teekay Tankers Ltd., Class A	68,107	5,349,805
*	TETRA Technologies, Inc.	186,621	1,776,632
#	Texas Pacific Land Corp.	55,374	24,567,783
#*	Tidewater, Inc.	90,104	8,048,990
#*	Transocean Ltd.	1,572,732	10,726,032
#*	Uranium Energy Corp.	91,900	1,368,391
	VAALCO Energy, Inc.	111,839	734,782
*	Valaris Ltd.	98,734	10,068,893
	Valero Energy Corp.	245,229	61,939,941
	Viper Energy, Inc., Class A	28,774	1,420,860
#	Vitesse Energy, Inc.	57,526	1,079,188
	W&T Offshore, Inc.	68,742	289,404
	Weatherford International PLC	85,111	9,391,999
	Williams Cos., Inc.	674,140	51,443,623

101

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	World Kinect Corp.	121,439	$3,275,210
TOTAL ENERGY			2,307,859,587
FINANCIALS — (15.6%)
	1st Source Corp.	48,329	3,553,631
#*	Acacia Research Corp.	134,535	683,438
	Acadian Asset Management, Inc.	71,701	4,829,062
	ACNB Corp.	19,034	964,833
	Affiliated Managers Group, Inc.	48,512	14,295,031
*	Affinity Bancshares, Inc.	11,076	248,324
*	Affirm Holdings, Inc.	240,554	15,462,811
	Aflac, Inc.	377,528	42,913,608
	Alerus Financial Corp.	33,940	914,344
	Allstate Corp.	226,588	49,228,509
	Ally Financial, Inc.	593,124	26,328,774
*	AlTi Global, Inc.	3,743	13,250
	Amalgamated Financial Corp.	67,479	2,758,542
	Amerant Bancorp, Inc.	76,864	1,765,566
	American Coastal Insurance Corp.	6,725	80,028
	American Express Co.	334,085	107,926,159
	American Financial Group, Inc.	125,882	16,776,294
	American International Group, Inc.	509,460	38,107,608
	Ameriprise Financial, Inc.	96,609	45,868,987
	Ameris Bancorp	128,939	10,992,050
	AMERISAFE, Inc.	27,669	838,371
	AmeriServ Financial, Inc.	21,821	86,411
	Ames National Corp.	11,722	330,326
	Aon PLC, Class A	103,225	32,170,071
	Apollo Global Management, Inc.	183,295	23,593,732
*	Arch Capital Group Ltd.	318,633	30,098,073
#	ARES Management Corp., Class A	49,832	5,850,277
	Arrow Financial Corp.	37,752	1,391,161
	Arthur J Gallagher & Co.	67,527	13,937,573
#	Artisan Partners Asset Management, Inc., Class A	124,800	4,672,512
		Shares	Value†
FINANCIALS — (Continued)
	Associated Banc-Corp.	298,827	$8,414,968
	Associated Capital Group, Inc., Class A	5,033	198,049
	Assurant, Inc.	90,918	21,481,196
	Assured Guaranty Ltd.	85,661	7,015,636
	Atlantic American Corp.	17,563	45,488
#	Atlantic Union Bankshares Corp.	233,859	8,804,791
*	Atlanticus Holdings Corp.	26,427	2,098,568
	Auburn National BanCorp, Inc.	6,204	148,710
	Axis Capital Holdings Ltd.	140,855	14,143,251
*	Axos Financial, Inc.	101,974	9,834,373
#*	Baldwin Insurance Group, Inc.	73,864	1,678,190
	Banc of California, Inc.	329,038	6,162,882
	BancFirst Corp.	60,973	6,805,197
*	Bancorp, Inc.	79,841	4,776,887
	Bank First Corp.	5,214	757,646
	Bank of America Corp.	3,352,939	179,248,119
	Bank of Hawaii Corp.	73,173	5,817,985
	Bank of Marin Bancorp	37,241	954,859
#	Bank of New York Mellon Corp.	499,078	67,061,111
	Bank of NT Butterfield & Son Ltd.	91,088	5,050,830
	Bank of the James Financial Group, Inc.	8,408	193,048
	Bank OZK	205,326	9,888,500
	Bank7 Corp.	1,366	58,656
	BankUnited, Inc.	138,114	6,419,539
	Bankwell Financial Group, Inc.	8,385	433,672
	Banner Corp.	77,307	5,172,611
	Bar Harbor Bankshares	37,982	1,300,884
	BayCom Corp.	19,911	596,932
	BCB Bancorp, Inc.	21,671	219,961
	Beacon Financial Corp.	134,082	3,825,359
*	Berkshire Hathaway, Inc., Class B	813,088	385,078,477
	BGC Group, Inc., Class A	571,261	6,415,261

102

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Blackrock, Inc.	38,710	$41,249,376
	Blackstone, Inc.	115,421	14,494,569
*	Block, Inc.	225,257	15,882,871
	Blue Ridge Bankshares, Inc.	6,136	21,046
	BOK Financial Corp.	116,319	15,562,319
*	Bowhead Specialty Holdings, Inc.	1,011	24,042
#	Bread Financial Holdings, Inc.	84,041	7,124,996
*	Bridgewater Bancshares, Inc.	53,593	971,641
*	Brighthouse Financial, Inc.	121,788	7,582,521
*	Broadway Financial Corp.	61	486
	Brown & Brown, Inc.	220,000	13,233,000
	Burke & Herbert Financial Services Corp.	16,358	1,051,983
	Business First Bancshares, Inc.	31,931	874,271
*	BV Financial, Inc.	2,876	56,312
	Byline Bancorp, Inc.	79,709	2,562,644
	C&F Financial Corp.	5,958	445,361
	California BanCorp	5,647	105,542
*»	California First Leasing Corp.	79	2,097
	Camden National Corp.	38,500	1,854,545
	Capital Bancorp, Inc.	4,480	141,075
	Capital City Bank Group, Inc.	31,031	1,432,701
	Capital One Financial Corp.	343,022	65,620,109
	Capitol Federal Financial, Inc.	295,847	2,272,105
	Carlyle Group, Inc.	267,863	13,411,900
*	Carter Bankshares, Inc.	52,041	1,332,250
	Cass Information Systems, Inc.	29,022	1,372,450
	Cathay General Bancorp	122,168	6,845,073
	CB Financial Services, Inc.	747	26,279
	Cboe Global Markets, Inc.	93,320	28,004,399
	Central Pacific Financial Corp.	60,911	2,027,118
	CF Bankshares, Inc.	7,043	206,360
	Charles Schwab Corp.	678,772	62,202,666
		Shares	Value†
FINANCIALS — (Continued)
	Chemung Financial Corp.	9,469	$628,836
	ChoiceOne Financial Services, Inc.	543	16,306
	Chubb Ltd.	178,272	58,294,944
	Cincinnati Financial Corp.	188,614	30,857,250
	Citigroup, Inc.	941,348	120,473,717
	Citizens & Northern Corp.	23,418	517,069
	Citizens Community Bancorp, Inc.	19,561	405,891
	Citizens Financial Group, Inc.	536,649	34,909,017
	Citizens Financial Services, Inc.	934	58,991
	City Holding Co.	30,527	3,753,600
	Civista Bancshares, Inc.	24,121	599,889
	CME Group, Inc.	111,525	32,099,125
	CNB Financial Corp.	67,433	2,048,615
	CNO Financial Group, Inc.	170,411	7,574,769
*	Coastal Financial Corp.	32,268	2,440,106
	Cohen & Co., Inc.	1,816	42,640
	Cohen & Steers, Inc.	98,800	6,944,652
*	Coinbase Global, Inc., Class A	80,856	15,182,331
	Colony Bankcorp, Inc.	22,040	437,274
	Columbia Banking System, Inc.	194,329	5,752,138
#*	Columbia Financial, Inc.	147,501	2,836,444
	Commerce Bancshares, Inc.	252,453	13,135,130
#	Community Financial System, Inc.	95,665	6,061,334
	Community Trust Bancorp, Inc.	37,529	2,436,758
	Community West Bancshares	56,822	1,347,818
	ConnectOne Bancorp, Inc.	91,393	2,670,503
*	Consumer Portfolio Services, Inc.	175,197	1,590,789
	Corebridge Financial, Inc.	593,841	16,354,381
*	Corpay, Inc.	113,759	34,863,721
	Crawford & Co. (CRD/A US), Class A	71,883	772,023

103

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Crawford & Co. (CRD/B US), Class B	54,625	$547,889
#*	Credit Acceptance Corp.	26,793	13,528,054
#	Cullen/Frost Bankers, Inc.	103,752	15,036,777
*	Customers Bancorp, Inc.	77,797	5,933,577
	CVB Financial Corp.	404,511	8,239,889
#*	Dave, Inc.	16,901	4,596,903
	DigitalBridge Group, Inc.	302,631	4,708,938
	Dime Community Bancshares, Inc.	79,740	2,861,869
	Donegal Group, Inc. (DGICA US), Class A	51,358	863,842
	Donegal Group, Inc. (DGICB US), Class B	5,678	109,302
*	Donnelley Financial Solutions, Inc.	54,394	2,736,018
	Eagle Bancorp Montana, Inc.	10,752	237,834
	Eagle Bancorp, Inc.	70,450	1,821,132
	Eagle Financial Services, Inc.	421	15,863
	East West Bancorp, Inc.	182,948	23,137,434
	Eastern Bankshares, Inc.	349,454	7,069,454
*	ECB Bancorp, Inc.	1,303	23,402
	Employers Holdings, Inc.	40,867	1,721,318
	Enact Holdings, Inc.	37,161	1,587,890
#*	Encore Capital Group, Inc.	49,340	4,083,872
*	Enova International, Inc.	44,933	7,612,100
	Enterprise Financial Services Corp.	84,341	4,876,597
	Equitable Holdings, Inc.	521,959	22,026,670
	Equity Bancshares, Inc., Class A	34,442	1,561,600
#	Erie Indemnity Co., Class A	32,785	7,177,620
	Esquire Financial Holdings, Inc.	12,821	1,347,744
	Essent Group Ltd.	177,539	10,744,660
*	Euronet Worldwide, Inc.	74,097	5,363,141
		Shares	Value†
FINANCIALS — (Continued)
	Evercore, Inc., Class A	50,884	$16,348,520
	Everest Group Ltd.	43,520	15,526,195
	EVERTEC, Inc.	87,080	2,571,472
#*	EZCORP, Inc., Class A	137,432	4,505,021
#	F&G Annuities & Life, Inc.	39,363	1,127,356
	FactSet Research Systems, Inc.	29,519	6,717,934
	Farmers & Merchants Bancorp, Inc.	8,217	220,051
	Farmers National Banc Corp.	88,724	1,248,347
*	FB Bancorp, Inc.	1,168	16,329
	FB Financial Corp.	113,236	6,122,671
	Federal Agricultural Mortgage Corp. (AGM US), Class C	16,496	2,867,005
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,460	331,301
	Federated Hermes, Inc.	223,422	12,978,584
	Fidelis Insurance Holdings Ltd.	98,109	2,073,043
	Fidelity D&D Bancorp, Inc.	2,824	127,334
	Fidelity National Financial, Inc.	275,051	14,385,167
	Fidelity National Information Services, Inc.	294,953	13,724,163
*	Fifth District Bancorp, Inc.	818	12,368
	Fifth Third Bancorp	1,095,302	55,597,530
*	Finance of America Cos., Inc., Class A	107	2,113
	Financial Institutions, Inc.	29,131	992,493
	Finward Bancorp	1,450	46,661
*	Finwise Bancorp	11,665	181,391
	First American Financial Corp.	223,212	15,653,858
	First BanCorp	284,728	6,913,196
	First Bancorp, Inc.	22,149	630,361
	First Bancorp/Southern Pines NC	92,301	5,329,460
	First Bank	38,105	565,478
	First Busey Corp.	199,497	5,226,821

104

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Business Financial Services, Inc.	16,613	$933,651
	First Capital, Inc.	4,002	216,428
#	First Citizens BancShares, Inc., Class A	8,458	16,779,150
	First Commonwealth Financial Corp.	186,961	3,441,952
	First Community Bankshares, Inc.	41,696	1,777,084
	First Community Corp.	11,112	329,026
	First Financial Bancorp	227,153	6,878,193
	First Financial Bankshares, Inc.	192,915	6,225,367
	First Financial Corp.	27,816	1,826,677
#	First Hawaiian, Inc.	171,630	4,682,066
	First Horizon Corp.	614,776	15,344,809
	First Internet Bancorp	14,925	342,081
#	First Interstate BancSystem, Inc., Class A	140,474	4,985,422
	First Merchants Corp.	145,424	5,880,947
	First Mid Bancshares, Inc.	43,606	1,835,377
	First National Corp.	1,920	51,302
	First Northwest Bancorp	3,808	38,080
	First U.S. Bancshares, Inc.	11,190	184,635
	First United Corp.	14,079	523,176
*	First Western Financial, Inc.	11,240	318,204
	FirstCash Holdings, Inc.	79,937	17,443,852
#*	Firstsun Capital Bancorp	33,656	1,190,076
*	Fiserv, Inc.	210,522	13,189,203
	Five Star Bancorp	8,307	336,018
	Flagstar Bank NA	495,431	6,921,171
	Flushing Financial Corp.	72,505	1,168,781
*	Flywire Corp.	124,131	1,677,010
	FNB Corp.	611,774	10,920,166
	Franklin Financial Services Corp.	4,753	267,832
	Franklin Resources, Inc.	319,369	9,571,489
	FS Bancorp, Inc.	21,292	865,307
	Fulton Financial Corp.	358,520	7,740,447
	FVCBankcorp, Inc.	11,566	181,124
		Shares	Value†
FINANCIALS — (Continued)
	GCM Grosvenor, Inc., Class A	39,668	$433,175
*	Genworth Financial, Inc.	548,275	4,819,337
#	German American Bancorp, Inc.	85,128	3,666,463
#	Glacier Bancorp, Inc.	231,316	11,346,050
	Global Payments, Inc.	187,111	13,464,508
	Globe Life, Inc.	122,997	18,978,437
	Goldman Sachs Group, Inc.	169,100	156,209,507
*	Goosehead Insurance, Inc., Class A	2,001	89,625
	Great Southern Bancorp, Inc.	21,958	1,497,975
*	Green Dot Corp., Class A	100,382	1,259,794
	Greene County Bancorp, Inc.	4,267	102,621
*	Greenlight Capital Re Ltd., Class A	61,992	1,135,693
*	Hagerty, Inc., Class A	1,923	19,538
	Hamilton Insurance Group Ltd., Class B	26,737	876,171
#	Hamilton Lane, Inc., Class A	42,466	3,906,447
	Hancock Whitney Corp.	198,850	13,424,363
	Hanmi Financial Corp.	70,253	2,101,267
	Hanover Bancorp, Inc.	217	5,147
	Hanover Insurance Group, Inc.	64,454	12,097,371
	Hartford Insurance Group, Inc.	462,207	63,234,540
	Hawthorn Bancshares, Inc.	17,457	586,904
	HBT Financial, Inc.	7,172	199,095
	HCI Group, Inc.	18,281	2,807,413
	Hennessy Advisors, Inc.	797	7,970
	Heritage Financial Corp.	70,734	1,946,600
*	Heritage Insurance Holdings, Inc.	58,667	1,720,116
	Hilltop Holdings, Inc.	108,077	4,071,261
#	Hingham Institution For Savings	3,887	1,104,685
*	Hippo Holdings, Inc.	13,240	348,609
	Home Bancorp, Inc.	17,647	1,097,467
	Home BancShares, Inc.	357,425	9,604,010

105

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Home Federal Bancorp, Inc. of Louisiana	5,115	$95,855
	HomeTrust Bancshares, Inc.	31,349	1,431,709
	Hope Bancorp, Inc.	292,629	3,643,231
	Horace Mann Educators Corp.	73,964	3,360,924
	Horizon Bancorp, Inc.	119,878	2,169,792
	Houlihan Lokey, Inc.	66,532	10,295,827
	Huntington Bancshares, Inc.	2,078,991	34,843,889
	Independent Bank Corp. (IBCP US)	37,358	1,240,659
	Independent Bank Corp. (INDB US)	89,816	7,004,750
	Interactive Brokers Group, Inc., Class A	44,268	3,519,306
	Intercontinental Exchange, Inc.	172,446	27,261,988
	International Bancshares Corp.	125,616	9,011,692
	Invesco Ltd.	518,109	13,579,637
	Investar Holding Corp.	10,969	303,951
	Investors Title Co.	4,316	1,021,942
	Jack Henry & Associates, Inc.	82,112	12,624,720
	Jackson Financial, Inc., Class A	88,168	10,207,209
	James River Group Holdings, Inc.	15,662	97,104
	Jefferies Financial Group, Inc.	363,688	17,537,035
	JPMorgan Chase & Co.	1,784,778	559,046,013
	Kearny Financial Corp.	144,946	1,165,366
	Kemper Corp.	70,078	2,360,928
*	Kentucky First Federal Bancorp	5,416	24,534
*	Kestrel Group Ltd.	3,751	36,460
	KeyCorp	858,684	18,985,503
	Kingstone Cos., Inc.	12,183	203,091
#	Kinsale Capital Group, Inc.	23,121	7,482,187
	KKR & Co., Inc.	220,163	22,971,807
	Lake Shore Bancorp, Inc.	11,238	182,730
	Lakeland Financial Corp.	46,411	2,808,794
	Landmark Bancorp, Inc.	14,546	385,760
		Shares	Value†
FINANCIALS — (Continued)
	Lazard, Inc.	149,019	$7,227,421
	LCNB Corp.	13,732	222,596
*	LendingClub Corp.	186,697	3,186,918
*	LendingTree, Inc.	18,833	933,928
	Lincoln National Corp.	303,222	11,464,824
	LINKBANCORP, Inc.	1,739	15,112
	Live Oak Bancshares, Inc.	94,830	3,565,608
	Loews Corp.	300,622	33,853,043
	LPL Financial Holdings, Inc.	91,683	30,634,041
	M&T Bank Corp.	130,404	28,510,227
	Magyar Bancorp, Inc.	10,743	186,928
	MainStreet Bancshares, Inc.	1,809	42,367
*	Markel Group, Inc.	12,029	21,321,042
	MarketAxess Holdings, Inc.	32,236	5,067,177
	MarketWise, Inc.	318	5,349
*	Marqeta, Inc., Class A	577,652	2,507,010
	Marsh & McLennan Cos., Inc.	178,883	30,000,468
	Mastercard, Inc., Class A	486,597	244,719,363
#	Mechanics Bancorp, Class A	4,545	67,107
	Mercantile Bank Corp.	39,507	2,027,104
#	Merchants Bancorp	48,401	2,252,583
	Mercury General Corp.	84,207	8,194,183
	Meridian Corp.	15,480	291,334
	MetLife, Inc.	435,856	34,912,066
	Metrocity Bankshares, Inc.	12,871	411,743
#	Metropolitan Bank Holding Corp.	22,043	1,947,499
	MGIC Investment Corp.	415,358	10,998,680
	Mid Penn Bancorp, Inc.	33,317	1,098,461
	Midland States Bancorp, Inc.	48,452	1,260,237
#	Moelis & Co., Class A	73,766	4,803,642
	Moody's Corp.	55,438	25,604,040
	Morgan Stanley	564,090	107,509,913
	Morningstar, Inc.	42,526	7,174,561
	MSCI, Inc.	28,097	16,616,847
	MVB Financial Corp.	20,313	530,779
	Nasdaq, Inc.	346,402	31,837,808

106

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	National Bank Holdings Corp., Class A	68,136	$2,909,407
	National Bankshares, Inc.	200	7,159
	Navient Corp.	345,030	3,188,077
	NB Bancorp, Inc.	19,693	386,574
	NBT Bancorp, Inc.	95,107	4,155,225
*	NCR Atleos Corp.	129,653	5,754,000
	Nelnet, Inc., Class A	66,638	9,442,605
#*	NerdWallet, Inc., Class A	80,438	871,948
*	NI Holdings, Inc.	26,669	343,497
	Nicolet Bankshares, Inc.	41,133	6,025,162
*	NMI Holdings, Inc.	152,458	5,901,649
#	Northeast Bank	19,428	2,415,872
	Northeast Community Bancorp, Inc.	4,059	97,396
	Northern Trust Corp.	222,607	37,028,448
	Northfield Bancorp, Inc.	75,994	1,060,116
	Northrim BanCorp, Inc.	40,199	986,081
	Northwest Bancshares, Inc.	334,737	4,629,413
	Norwood Financial Corp.	5,152	150,799
	Oak Valley Bancorp	15,512	513,137
	OceanFirst Financial Corp.	104,334	1,989,649
*	Octave Specialty Group, Inc.	51,991	230,320
	OFG Bancorp	78,640	3,614,294
	Ohio Valley Banc Corp.	8,106	360,798
#	Old National Bancorp	700,091	16,781,181
#	Old Republic International Corp.	447,695	17,885,415
	Old Second Bancorp, Inc.	119,528	2,463,472
	OneMain Holdings, Inc.	152,136	8,941,033
*	Onity Group, Inc.	18,659	858,501
	OP Bancorp	16,829	241,328
*	Oportun Financial Corp.	3,058	18,623
	Oppenheimer Holdings, Inc., Class A	21,120	2,417,818
*	OppFi, Inc.	37,905	360,477
*	OptimumBank Holdings, Inc.	3,801	20,753
		Shares	Value†
FINANCIALS — (Continued)
	Orange County Bancorp, Inc.	2,338	$79,726
	Origin Bancorp, Inc.	50,087	2,345,073
	Orrstown Financial Services, Inc.	44,213	1,624,386
*	Oscar Health, Inc., Class A	184,735	3,410,208
*	Palomar Holdings, Inc.	44,662	5,376,412
	Park National Corp.	35,557	6,122,560
	Parke Bancorp, Inc.	22,576	679,763
	Pathfinder Bancorp, Inc.	8,118	112,840
	Pathward Financial, Inc.	39,566	3,435,911
#*	Paymentus Holdings, Inc., Class A	68,681	1,926,502
*	Payoneer Global, Inc.	426,684	2,124,886
	PayPal Holdings, Inc.	577,007	28,931,131
#*	Paysafe Ltd.	28,324	256,049
*	Paysign, Inc.	3,016	19,785
#	PCB Bancorp	23,637	570,361
	Peapack-Gladstone Financial Corp.	38,090	1,590,258
	PennyMac Financial Services, Inc.	83,461	7,535,694
	Peoples Bancorp of North Carolina, Inc.	11,896	468,940
	Peoples Bancorp, Inc.	81,968	2,819,699
	Peoples Financial Services Corp.	4,670	266,003
#	Perella Weinberg Partners	71,927	1,635,620
	Pinnacle Financial Partners, Inc.	309,392	30,611,244
*	Pioneer Bancorp, Inc.	32,050	456,072
	Piper Sandler Cos.	109,804	9,574,909
	PJT Partners, Inc., Class A	24,696	3,772,067
	Plumas Bancorp	12,518	638,543
	PNC Financial Services Group, Inc.	185,885	41,452,355
*	Ponce Financial Group, Inc.	39,730	693,686
	Popular, Inc.	121,772	18,305,985
*	PRA Group, Inc.	51,585	1,124,037
#	Preferred Bank	22,175	2,100,638
	Primerica, Inc.	58,363	16,415,761
	Primis Financial Corp.	29,207	428,175
	Princeton Bancorp, Inc.	13,436	480,606
	Principal Financial Group, Inc.	285,996	28,859,856

107

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Priority Technology Holdings, Inc.	2,223	$11,515
	PROG Holdings, Inc.	71,251	2,552,923
	Progressive Corp.	195,800	39,410,624
	Prosperity Bancshares, Inc.	172,470	12,012,535
	Provident Financial Holdings, Inc.	17,143	294,174
	Provident Financial Services, Inc.	287,596	6,522,677
	Prudential Financial, Inc.	251,951	24,718,913
	QCR Holdings, Inc.	37,184	3,362,177
	Radian Group, Inc.	181,035	6,486,484
	Raymond James Financial, Inc.	171,665	27,178,003
#	RBB Bancorp	31,010	747,961
	Red River Bancshares, Inc.	3,558	322,817
	Regional Management Corp.	18,603	694,822
	Regions Financial Corp.	850,277	24,275,408
	Reinsurance Group of America, Inc.	92,824	19,628,563
*	Remitly Global, Inc.	204,056	4,466,786
	RenaissanceRe Holdings Ltd.	85,190	26,150,774
	Renasant Corp.	169,821	6,774,160
*	Repay Holdings Corp.	64,580	244,758
	Republic Bancorp, Inc., Class A	40,130	3,039,045
*	Rhinebeck Bancorp, Inc.	7,471	122,076
	Richmond Mutual BanCorp, Inc.	8,215	129,961
	Riverview Bancorp, Inc.	31,957	165,537
	RLI Corp.	138,430	7,166,521
*	Robinhood Markets, Inc., Class A	304,215	22,174,231
#*	Rocket Cos., Inc., Class A	596,736	8,724,280
#*	Root, Inc., Class A	13,515	736,297
	S&P Global, Inc.	89,725	38,692,112
	S&T Bancorp, Inc.	67,997	3,000,708
	Safety Insurance Group, Inc.	27,518	2,068,253
	SB Financial Group, Inc.	12,913	269,107
	Seacoast Banking Corp. of Florida	70,693	2,224,709
		Shares	Value†
FINANCIALS — (Continued)
*	Security National Financial Corp., Class A	43,248	$423,830
	SEI Investments Co.	185,624	16,832,384
	Selective Insurance Group, Inc.	110,006	9,235,004
#	ServisFirst Bancshares, Inc.	98,416	7,835,882
#*	Sezzle, Inc.	14,690	1,169,324
	Shore Bancshares, Inc.	26,367	508,883
	Sierra Bancorp	24,132	870,683
	Silvercrest Asset Management Group, Inc., Class A	22,902	301,161
	Simmons First National Corp., Class A	297,937	6,334,141
*	SiriusPoint Ltd.	212,365	4,971,465
*	Skyward Specialty Insurance Group, Inc.	48,000	2,181,600
#	SLM Corp.	577,290	13,323,853
	SmartFinancial, Inc.	26,928	1,129,360
#*	SoFi Technologies, Inc.	1,731,132	27,871,225
	Sound Financial Bancorp, Inc.	5,599	230,399
	South Plains Financial, Inc.	8,821	362,367
*	Southern First Bancshares, Inc.	13,806	777,278
	Southern Missouri Bancorp, Inc.	25,343	1,729,406
	Southside Bancshares, Inc.	67,214	2,220,078
	Southstate Bank Corp.	117,765	11,502,108
	SR Bancorp, Inc.	895	17,282
	State Street Corp.	247,354	37,805,585
	Stellar Bancorp, Inc.	114,322	4,293,934
*††	Sterling Bancorp, Inc.	27,876	0
	Stewart Information Services Corp.	56,882	3,981,171
	Stifel Financial Corp.	185,943	14,654,168
	Stock Yards Bancorp, Inc.	60,908	4,405,476
#*	StoneX Group, Inc.	142,348	15,093,158
*	Summit State Bank	14,814	203,693
	Synchrony Financial	507,113	38,642,011
#	T. Rowe Price Group, Inc.	207,334	21,330,522

108

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Texas Capital Bancshares, Inc.	82,442	$8,301,909
#	TFS Financial Corp.	269,055	4,046,587
*	Third Coast Bancshares, Inc.	3,646	136,142
	Timberland Bancorp, Inc.	14,405	574,471
	Tiptree, Inc.	83,730	1,443,505
*	Toast, Inc., Class A	119,818	3,417,209
#	Tompkins Financial Corp.	24,506	2,065,121
	Towne Bank	143,421	5,100,051
	TPG, Inc.	40,648	1,773,066
	Tradeweb Markets, Inc., Class A	46,863	5,307,235
	Travelers Cos., Inc.	200,735	61,252,278
	TriCo Bancshares	58,784	2,955,072
*	Triumph Financial, Inc.	50,021	3,385,421
	Truist Financial Corp.	631,438	32,519,057
#*	Trupanion, Inc.	29,250	701,708
	TrustCo Bank Corp.	32,777	1,560,185
	Trustmark Corp.	134,816	5,981,786
	U.S. Bancorp	724,966	41,076,574
	U.S. Global Investors, Inc., Class A	4,338	11,409
	UMB Financial Corp.	136,809	17,261,192
	Union Bankshares, Inc.	3,042	75,107
	United Bancorp, Inc.	11,080	181,490
	United Bancshares, Inc.	2,024	76,244
	United Bankshares, Inc.	361,261	15,826,844
	United Community Banks, Inc.	188,802	6,292,771
	United Fire Group, Inc.	56,911	2,294,652
	Unity Bancorp, Inc.	18,147	948,725
	Universal Insurance Holdings, Inc.	50,992	2,020,813
	Univest Financial Corp.	51,189	1,944,670
	Unum Group	302,556	24,319,451
	USCB Financial Holdings, Inc.	9,556	174,301
	Valley National Bancorp	760,272	10,316,891
	Value Line, Inc.	10,781	379,383
#*	Velocity Financial, Inc.	18,284	352,698
#	Victory Capital Holdings, Inc., Class A	79,851	6,269,102
		Shares	Value†
FINANCIALS — (Continued)
	Virginia National Bankshares Corp.	1,567	$66,127
	Virtu Financial, Inc., Class A	131,769	6,543,649
#	Virtus Investment Partners, Inc.	12,721	1,851,542
	Visa, Inc., Class A	766,961	252,974,416
	Voya Financial, Inc.	174,011	14,261,942
	W.R. Berkley Corp.	302,679	20,228,038
	WaFd, Inc.	137,917	4,882,262
	Walker & Dunlop, Inc.	61,386	3,090,785
	Washington Trust Bancorp, Inc.	34,605	1,087,635
	Waterstone Financial, Inc.	33,378	601,472
	Webster Financial Corp.	303,388	21,953,156
	Wells Fargo & Co.	1,742,572	143,291,696
	WesBanco, Inc.	172,956	5,946,227
	West BanCorp, Inc.	28,498	682,527
	Westamerica BanCorp	46,666	2,558,230
	Western Alliance Bancorp	178,421	14,548,448
	Western New England Bancorp, Inc.	37,691	525,789
#	Western Union Co.	421,419	3,830,699
	Westwood Holdings Group, Inc.	25,506	419,319
#*	WEX, Inc.	48,901	7,351,287
	White Mountains Insurance Group Ltd.	6,726	15,012,365
	Willis Towers Watson PLC	84,215	21,575,883
	Wintrust Financial Corp.	120,636	18,164,163
#	WisdomTree, Inc.	278,008	4,726,136
*	World Acceptance Corp.	8,976	1,320,908
	WSFS Financial Corp.	97,098	6,988,143
	WVS Financial Corp.	2,157	30,629
	Zions Bancorp NA	269,231	17,074,630
TOTAL FINANCIALS			6,038,462,969
HEALTH CARE — (8.0%)
*	10X Genomics, Inc., Class A	95,304	2,101,453
*	4D Molecular Therapeutics, Inc.	40,842	362,269
††	89bio, Inc.	73,954	25,144
	Abbott Laboratories	595,025	54,022,320

109

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	AbbVie, Inc.	1,090,619	$230,469,607
††	Abiomed, Inc.	32,675	510,057
#*	Acadia Healthcare Co., Inc.	101,739	2,634,531
*	ACADIA Pharmaceuticals, Inc.	168,684	3,786,956
*	Aclaris Therapeutics, Inc.	17,089	74,166
	Acme United Corp.	7,309	297,915
*	AdaptHealth Corp.	229,941	3,014,527
*	Addus HomeCare Corp.	25,700	2,490,073
*	ADMA Biologics, Inc.	317,950	3,258,988
#††	Aduro Biotech, Inc.	19,543	7,426
	Agilent Technologies, Inc.	131,222	15,162,702
*	Agios Pharmaceuticals, Inc.	87,402	2,447,256
††	Akero Therapeutics, Inc.	5,102	3,316
††	Albireo Pharma, Inc.	26,553	169,408
*	Alector, Inc.	3,463	8,207
*	Align Technology, Inc.	21,471	3,779,111
#*	Alkermes PLC	196,041	6,608,542
*	Alnylam Pharmaceuticals, Inc.	11,979	3,707,381
*	Alto Neuroscience, Inc.	10,917	280,130
*	American Shared Hospital Services	3,958	5,739
	Amgen, Inc.	365,932	126,703,955
#*	AMN Healthcare Services, Inc.	49,624	1,015,803
*	Amneal Pharmaceuticals, Inc.	327,358	4,213,097
*	Amphastar Pharmaceuticals, Inc.	22,796	500,600
*	Amylyx Pharmaceuticals, Inc.	27,931	446,896
*	Anavex Life Sciences Corp.	21,397	71,466
*	AngioDynamics, Inc.	85,678	937,317
*	ANI Pharmaceuticals, Inc.	42,851	3,404,512
*	Anika Therapeutics, Inc.	13,792	171,710
*	Annexon, Inc.	38,801	227,762
		Shares	Value†
HEALTH CARE — (Continued)
#*	Arcturus Therapeutics Holdings, Inc.	44,732	$385,590
#*	Arcus Biosciences, Inc.	123,506	3,149,403
*	ArriVent Biopharma, Inc.	5,694	177,026
*	Arrowhead Pharmaceuticals, Inc.	15,044	1,105,433
#*	ARS Pharmaceuticals, Inc.	8,588	70,937
*	Artivion, Inc.	87,341	3,129,428
*	Arvinas, Inc.	15,095	149,441
*	Assertio Holdings, Inc.	25	461
#*	Astrana Health, Inc.	12,009	409,987
*	Atea Pharmaceuticals, Inc.	16,803	92,585
*	AtriCure, Inc.	60,273	1,694,274
*	Aura Biosciences, Inc.	35,850	252,743
*	Avanos Medical, Inc.	75,218	1,851,867
*	Aveanna Healthcare Holdings, Inc.	10,454	68,369
*	Axogen, Inc.	1,217	52,574
*	Aytu BioPharma, Inc.	1,710	4,412
*	Azenta, Inc.	63,239	1,553,782
	Baxter International, Inc.	8,868	155,899
#*	Beam Therapeutics, Inc.	215,675	6,541,423
	Becton Dickinson & Co.	144,862	21,590,233
*	BioAge Labs, Inc.	5,408	91,125
*	Biogen, Inc.	60,332	11,419,641
*	BioLife Solutions, Inc.	91,974	1,938,812
*	BioMarin Pharmaceutical, Inc.	186,723	10,066,237
#*	Bio-Rad Laboratories, Inc., Class A	27,352	7,661,842
*	Biote Corp., Class A	12,950	28,749
	Bio-Techne Corp.	179,935	9,954,004
*	Bioventus, Inc., Class A	15,703	154,989
*	Black Diamond Therapeutics, Inc.	10,931	28,967
*	Boston Scientific Corp.	236,677	13,634,962
*	Bridgebio Pharma, Inc.	63,334	4,503,681
*	BrightSpring Health Services, Inc.	237,373	11,386,783

110

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Bristol-Myers Squibb Co.	894,391	$54,191,151
*	Brookdale Senior Living, Inc.	360,007	5,169,701
#	Bruker Corp.	206,384	7,576,357
#*	Butterfly Network, Inc.	189,157	906,062
*	Cabaletta Bio, Inc.	4,415	13,201
	Cardinal Health, Inc.	155,230	29,940,762
*	CareCloud, Inc.	3,147	9,504
*	CareDx, Inc.	77,194	1,606,407
*	Castle Biosciences, Inc.	64,554	1,580,927
*	Catalyst Pharmaceuticals, Inc.	179,863	5,059,546
*	Celldex Therapeutics, Inc.	96,103	3,159,867
	Cencora, Inc.	142,529	43,900,357
*	Centene Corp.	393,319	21,117,297
*	Century Therapeutics, Inc.	7,447	17,054
*	Certara, Inc.	18,350	112,486
*	CG oncology, Inc.	4,978	332,232
*	Champions Oncology, Inc.	117	699
*	Charles River Laboratories International, Inc.	75,527	12,610,743
	Chemed Corp.	25,852	10,986,583
*††	Chinook Therapeutics, Inc.	21,057	0
	Cigna Group	128,643	37,381,083
*	Climb Bio, Inc.	1,661	14,750
*	Collegium Pharmaceutical, Inc.	57,468	1,938,396
*	Community Health Systems, Inc.	169,543	481,502
*	Compass Therapeutics, Inc.	173	306
#	Concentra Group Holdings Parent, Inc.	233,009	5,235,712
	CONMED Corp.	41,306	1,514,278
*	Contineum Therapeutics, Inc., Class A	4,969	63,703
*	Cooper Cos., Inc.	146,030	9,185,287
*	Corbus Pharmaceuticals Holdings, Inc.	1,951	19,276
*	Corcept Therapeutics, Inc.	97,770	4,548,260
*	CorVel Corp.	81,942	4,708,387
		Shares	Value†
HEALTH CARE — (Continued)
*	Coya Therapeutics, Inc.	3,494	$14,780
#*	Crinetics Pharmaceuticals, Inc.	76,858	2,980,553
*	Cross Country Healthcare, Inc.	46,432	469,892
*	CryoPort, Inc.	103,202	1,058,853
*	Cullinan Therapeutics, Inc.	46,694	609,357
*	Cumberland Pharmaceuticals, Inc.	4,933	20,669
	CVS Health Corp.	644,521	53,682,154
*	Cytek Biosciences, Inc.	164,947	752,158
*	CytomX Therapeutics, Inc.	208,397	879,435
	Danaher Corp.	195,436	34,973,272
*	DarioHealth Corp.	881	6,308
#*	DaVita, Inc.	155,909	24,187,722
*	Denali Therapeutics, Inc.	182,395	3,414,434
	Dentsply Sirona, Inc.	270,796	3,181,853
*	Design Therapeutics, Inc.	2,000	27,200
*	Dexcom, Inc.	156,458	9,317,074
*	Dianthus Therapeutics, Inc.	22,810	2,002,718
#*	Disc Medicine, Inc.	28,751	1,896,128
*	Doximity, Inc., Class A	95,128	2,324,928
#*	Dyne Therapeutics, Inc.	25,634	449,877
*	Edgewise Therapeutics, Inc.	32,875	1,017,810
*	Edwards Lifesciences Corp.	194,052	16,203,342
#	Ekso Bionics Holdings, Inc.	1,808	21,714
*	Elanco Animal Health, Inc.	831,398	18,598,373
*	Electromed, Inc.	13,044	335,361
	Elevance Health, Inc.	124,444	46,843,211
	Eli Lilly & Co.	364,915	341,049,559
	Embecta Corp.	43,847	401,200
*	Emergent BioSolutions, Inc.	71,270	586,552
*	Enanta Pharmaceuticals, Inc.	4,835	67,158
	Encompass Health Corp.	205,698	20,569,800

111

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Enliven Therapeutics, Inc.	33,017	$1,361,291
#*	Enovis Corp.	69,619	1,631,869
	Ensign Group, Inc.	72,192	13,477,525
*	Entrada Therapeutics, Inc.	2,434	32,859
*	Envista Holdings Corp.	308,508	8,002,698
*	Erasca, Inc.	17,137	182,509
*	Exagen, Inc.	3,009	8,726
*	Exelixis, Inc.	390,694	17,370,255
#*	EyePoint, Inc.	53,160	701,712
*	FONAR Corp.	13,310	251,958
*	Forian, Inc.	6,611	14,280
*	Fortrea Holdings, Inc.	129,092	1,484,558
*	Fulcrum Therapeutics, Inc.	107,698	767,887
*	Fulgent Genetics, Inc.	43,591	662,147
*	GE HealthCare Technologies, Inc.	172,024	10,465,940
*	GeneDx Holdings Corp.	3,271	205,713
	Gilead Sciences, Inc.	743,690	97,304,400
*	Ginkgo Bioworks Holdings, Inc.	24,476	207,067
*	Globus Medical, Inc., Class A	115,988	10,459,798
#*	GoodRx Holdings, Inc., Class A	113,835	268,651
#*	GRAIL, Inc.	35,533	1,935,838
*	Guardian Pharmacy Services, Inc., Class A	3,763	139,607
*	Haemonetics Corp.	64,313	3,864,568
*	Halozyme Therapeutics, Inc.	162,942	10,372,888
*	Harmony Biosciences Holdings, Inc.	79,857	2,496,330
#*	Harrow, Inc.	21,937	889,107
	HCA Healthcare, Inc.	32,541	14,137,437
*	Health Catalyst, Inc.	37,902	47,378
*	HealthEquity, Inc.	97,220	7,974,957
	HealthStream, Inc.	38,482	798,886
*	Henry Schein, Inc.	202,655	15,116,036
††	HilleVax, Inc.	5,210	584
»	Hologic, Inc.	1,605	16
	Humana, Inc.	80,513	19,036,494
*	ICON PLC	42,295	5,004,767
*	ICU Medical, Inc.	34,492	4,111,446
*	Ideaya Biosciences, Inc.	95,320	2,773,812
*	IDEXX Laboratories, Inc.	43,772	24,547,338
*	Illumina, Inc.	63,522	8,050,778
		Shares	Value†
HEALTH CARE — (Continued)
#*††	IMARA, Inc.	6,186	$0
*	ImmuCell Corp.	18,384	155,529
*	Incyte Corp.	187,943	17,905,330
*	Indivior Pharmaceuticals, Inc.	106,724	3,925,309
*	InfuSystem Holdings, Inc.	40,643	411,714
*	Innovage Holding Corp.	13,858	112,943
*	Innoviva, Inc.	155,592	3,577,060
*	Inogen, Inc.	3,001	21,337
*	Insmed, Inc.	8,769	1,195,478
*	Insulet Corp.	15,663	2,696,229
#*	Integer Holdings Corp.	54,710	4,842,382
*	Integra LifeSciences Holdings Corp.	66,530	701,226
#*	Intellia Therapeutics, Inc.	227,639	3,068,574
*	Intuitive Surgical, Inc.	34,199	15,649,804
*	IQVIA Holdings, Inc.	91,160	14,437,009
	iRadimed Corp.	6,843	570,980
*	Ironwood Pharmaceuticals, Inc.	88,288	364,188
#*	Jazz Pharmaceuticals PLC	91,304	18,536,538
	Johnson & Johnson	1,299,480	298,685,478
#*	Joint Corp.	24,760	219,621
*	Kewaunee Scientific Corp.	6,314	233,681
*	Kezar Life Sciences, Inc.	1,725	12,610
*	Kiniksa Pharmaceuticals International PLC	68,093	3,662,042
*	Krystal Biotech, Inc.	34,803	9,127,435
#*	Kura Oncology, Inc.	80,933	714,638
*	Kymera Therapeutics, Inc.	49,402	4,005,020
*	Kyverna Therapeutics, Inc.	4,308	37,910
	Labcorp Holdings, Inc.	86,550	22,226,040
#*	Lantheus Holdings, Inc.	115,189	9,747,293
*	Larimar Therapeutics, Inc.	12,825	52,070
	LeMaitre Vascular, Inc.	36,197	3,972,621
#*	LENSAR, Inc.	24,693	129,144
*	Lexeo Therapeutics, Inc.	104,598	595,686

112

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	LifeStance Health Group, Inc.	315,381	$2,387,434
*	Ligand Pharmaceuticals, Inc.	31,885	7,316,013
*	Lipocine, Inc.	32	75
*	LivaNova PLC	74,854	4,498,725
*	Lyell Immunopharma, Inc.	1,418	27,977
*	MannKind Corp.	149,032	421,761
*	Maravai LifeSciences Holdings, Inc., Class A	11,602	42,695
	McKesson Corp.	18,698	15,242,610
*	Medpace Holdings, Inc.	34,137	14,291,796
	Medtronic PLC	420,257	34,028,209
	Merck & Co., Inc.	909,146	99,260,560
*	Merit Medical Systems, Inc.	81,688	5,569,488
*††	Merrimack Pharmaceuticals, Inc.	2,035	0
	Mesa Laboratories, Inc.	5,500	550,000
*	Mettler-Toledo International, Inc.	11,140	14,221,435
*	MiMedx Group, Inc.	4,040	13,574
††	Mirati Therapeutics, Inc.	32,564	97,041
*	Moderna, Inc.	28,613	1,314,481
*	Molina Healthcare, Inc.	60,891	11,850,606
*	Monte Rosa Therapeutics, Inc.	83,201	1,593,299
*	Natera, Inc.	34,508	7,114,169
	National HealthCare Corp.	28,207	4,887,991
#	National Research Corp.	38,592	635,224
#*	Neogen Corp.	279,849	2,630,581
*	NeoGenomics, Inc.	179,642	1,663,485
*††	Neoleukin Therapeutics, Inc.	1,526	0
*	Neurocrine Biosciences, Inc.	79,833	10,511,611
*	NextCure, Inc.	733	6,751
*	Novocure Ltd.	33,305	506,569
*	Nurix Therapeutics, Inc.	24,120	402,804
*	Olema Pharmaceuticals, Inc.	75,173	1,083,243
		Shares	Value†
HEALTH CARE — (Continued)
*»	OmniAb, Inc. (2200963D US)	13,783	$0
*»	OmniAb, Inc. (2200964D US)	13,783	0
*	OmniAb, Inc. (OABI UQ)	78,606	109,262
*	Omnicell, Inc.	73,625	3,049,548
*††	Opiant Pharmaceuticals, Inc.	5,178	0
*	OptimizeRx Corp.	26,892	167,537
*	Option Care Health, Inc.	191,721	3,897,688
	Oramed Pharmaceuticals, Inc.	23,349	90,594
*	OraSure Technologies, Inc.	115,021	349,664
*	Organogenesis Holdings, Inc.	194,024	455,956
	Organon & Co.	130,585	1,730,251
#*	ORIC Pharmaceuticals, Inc.	142,329	1,406,211
*	Orthofix Medical, Inc.	10,726	126,138
*	OrthoPediatrics Corp.	6,700	100,902
*	Pacira BioSciences, Inc.	92,636	2,361,292
*	PACS Group, Inc.	17,229	578,033
*	Passage Bio, Inc.	1,544	7,890
*††	PDL BioPharma, Inc.	458,319	137,496
*	Pediatrix Medical Group, Inc.	141,792	3,191,738
*	Pennant Group, Inc.	41,885	1,311,838
*	Penumbra, Inc.	25,454	8,310,222
#*	Personalis, Inc.	44,300	244,536
	Pfizer, Inc.	2,032,441	54,266,175
	Phibro Animal Health Corp., Class A	35,279	1,876,137
††	Poseida Therapeutics, Inc.	45,912	65,654
*	Precipio, Inc.	100	3,090
*	Prestige Consumer Healthcare, Inc.	79,266	4,464,261
*	Prime Medicine, Inc.	10,171	36,056
*	Privia Health Group, Inc.	123,207	3,061,694
*	Pro-Dex, Inc.	4,857	243,530
*	Progyny, Inc.	110,513	2,053,332
*	Protalix BioTherapeutics, Inc.	35,097	75,459
*	Protara Therapeutics, Inc.	14,686	78,276

113

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	PTC Therapeutics, Inc.	70,661	$4,597,205
*	Puma Biotechnology, Inc.	5,406	40,599
	Quest Diagnostics, Inc.	151,722	29,464,412
*	QuidelOrtho Corp.	5,582	68,659
*	RadNet, Inc.	106,443	6,019,352
*	Rafael Holdings, Inc., Class B	20,215	25,673
*	Rapid Micro Biosystems, Inc., Class A	2,476	5,942
	Regeneron Pharmaceuticals, Inc.	32,989	23,325,202
*	REGENXBIO, Inc.	55,195	495,099
*	Relay Therapeutics, Inc.	231,017	2,993,980
#*	Repligen Corp.	58,117	6,875,822
*	Replimune Group, Inc.	41,625	106,976
	ResMed, Inc.	71,844	15,360,966
*	Revolution Medicines, Inc.	127,827	18,422,427
#	Revvity, Inc.	150,238	13,013,616
*	Rigel Pharmaceuticals, Inc.	18,327	529,650
*	Roivant Sciences Ltd.	861,632	24,582,361
*	Sagimet Biosciences, Inc., Class A	2,492	20,011
#*	Schrodinger, Inc.	63,492	759,364
	Select Medical Holdings Corp.	228,389	3,747,864
*	Sensus Healthcare, Inc.	22,487	89,273
*	Shattuck Labs, Inc.	3,829	27,377
*	SI-BONE, Inc.	48,673	603,058
	SIGA Technologies, Inc.	129,714	596,684
*	Sight Sciences, Inc.	6,130	25,072
*	Simulations Plus, Inc.	7,254	102,789
*	Solid Biosciences, Inc.	13,765	99,934
*	Solventum Corp.	33,036	2,225,305
*	Sotera Health Co.	358,515	5,578,493
*	STAAR Surgical Co.	28,911	762,094
	STERIS PLC	93,028	20,175,913
*	Stoke Therapeutics, Inc.	57,159	1,870,242
#*	Strata Critical Medical, Inc.	103,123	517,677
	Stryker Corp.	70,102	22,091,243
		Shares	Value†
HEALTH CARE — (Continued)
*	Supernus Pharmaceuticals, Inc.	127,541	$6,121,968
#*	Surgery Partners, Inc.	153,045	2,147,221
*	Tactile Systems Technology, Inc.	33,995	782,565
*	Talkspace, Inc.	81,000	420,390
#*	Teladoc Health, Inc.	209,482	1,269,461
	Teleflex, Inc.	44,413	5,503,215
*	Tenax Therapeutics, Inc.	1,090	14,290
*	Tenet Healthcare Corp.	139,651	24,734,985
*	Terns Pharmaceuticals, Inc.	74,145	3,924,495
#*	TG Therapeutics, Inc.	14,845	501,464
*	TherapeuticsMD, Inc.	418	853
*	Theravance Biopharma, Inc.	59,235	991,594
	Thermo Fisher Scientific, Inc.	79,681	38,164,012
*††	Third Harmonic Bio, Inc.	968	0
#*	TransMedics Group, Inc.	20,221	2,038,075
*	TruBridge, Inc.	910	23,387
#*	Twist Bioscience Corp.	18,878	1,103,419
*	Tyra Biosciences, Inc.	2,940	102,165
#	U.S. Physical Therapy, Inc.	27,641	1,968,592
#*	UFP Technologies, Inc.	11,627	2,228,082
*	Unicycive Therapeutics, Inc.	3,013	23,080
*	United Therapeutics Corp.	53,489	30,560,940
	UnitedHealth Group, Inc.	280,308	103,848,508
	Universal Health Services, Inc., Class B	75,913	12,773,881
*	Upstream Bio, Inc.	8,066	74,046
	Utah Medical Products, Inc.	6,179	404,230
*	Vanda Pharmaceuticals, Inc.	87,953	624,466
*	Varex Imaging Corp.	90,094	1,049,595
*	Veeva Systems, Inc., Class A	47,287	7,375,353
*	Veracyte, Inc.	126,552	4,166,092
*	Vericel Corp.	23,118	802,888

114

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Vertex Pharmaceuticals, Inc.	74,228	$31,723,563
	Viatris, Inc.	941,370	14,064,068
*	Vir Biotechnology, Inc.	186,786	1,908,019
*	Viridian Therapeutics, Inc.	24,726	333,306
*	Waters Corp.	76,470	23,646,818
#*	Waystar Holding Corp.	39,673	848,010
	West Pharmaceutical Services, Inc.	47,271	14,067,377
#*	Xencor, Inc.	26,410	315,071
*	XOMA Royalty Corp.	3,008	123,148
*	Zentalis Pharmaceuticals, Inc.	5,900	23,659
*	Zevra Therapeutics, Inc.	33,039	336,007
	Zimmer Biomet Holdings, Inc.	153,334	12,639,322
	Zoetis, Inc.	190,038	21,848,669
*	Zymeworks, Inc.	60,110	1,655,429
TOTAL HEALTH CARE			3,083,821,130
INDUSTRIALS — (13.8%)
*	3D Systems Corp.	134,152	330,014
	3M Co.	196,554	28,799,092
#	A.O. Smith Corp.	205,874	12,731,248
#	AAON, Inc.	87,028	8,120,583
*	AAR Corp.	59,952	6,616,902
	ABM Industries, Inc.	109,497	4,467,478
	ACCO Brands Corp.	117,521	377,242
	Acuity, Inc.	37,731	10,933,312
	Advanced Drainage Systems, Inc.	119,635	17,855,524
	Aebi Schmidt Holding AG	46,434	539,563
	AECOM	182,809	15,374,237
*	AerSale Corp.	5,923	39,803
	AGCO Corp.	193,926	23,468,925
*	Air Industries Group	3,715	11,739
	Alamo Group, Inc.	20,130	3,491,347
#*	Alaska Air Group, Inc.	206,364	8,070,896
	Albany International Corp., Class A	51,680	2,999,507
*	Allegiant Travel Co.	32,252	2,439,541
	Allegion PLC	137,584	18,915,048
	Allient, Inc.	30,644	2,334,460
	Allison Transmission Holdings, Inc.	231,323	31,078,245
*	Alpha Pro Tech Ltd.	28,782	132,397
		Shares	Value†
INDUSTRIALS — (Continued)
	Alta Equipment Group, Inc.	38,954	$301,894
*	Amentum Holdings, Inc.	116,974	3,068,228
*	Ameresco, Inc., Class A	47,878	1,416,710
*	American Airlines Group, Inc.	548,426	6,422,068
*	American Superconductor Corp.	43,740	2,341,840
*	American Woodmark Corp.	22,071	964,061
	AMETEK, Inc.	188,163	44,312,386
*	API Group Corp.	343,273	15,694,442
	Apogee Enterprises, Inc.	38,560	1,403,584
	Applied Industrial Technologies, Inc.	56,047	17,136,370
	ArcBest Corp.	41,036	5,234,963
	Arcosa, Inc.	88,530	11,196,389
	Argan, Inc.	14,932	10,004,141
	Armstrong World Industries, Inc.	65,338	11,132,942
*	Art's-Way Manufacturing Co., Inc.	4,486	12,112
	Astec Industries, Inc.	36,479	2,371,865
#*	Astronics Corp. (ATRO US)	24,541	1,752,227
*	Astronics Corp. (ATROB US), Class B	31,687	2,261,501
*	ATI, Inc.	225,110	34,995,601
	Atkore, Inc.	55,942	4,371,867
	Atmus Filtration Technologies, Inc.	80,549	5,106,807
	Automatic Data Processing, Inc.	271,074	57,451,424
#*	Avis Budget Group, Inc.	12,750	2,303,543
*	Axon Enterprise, Inc.	16,723	6,718,632
	AZZ, Inc.	45,231	6,469,842
	Barrett Business Services, Inc.	44,612	1,406,616
	BGSF, Inc.	1,526	8,683
*	Bloom Energy Corp., Class A	14,134	4,005,010
*	Blue Bird Corp.	56,161	3,600,482
*	BlueLinx Holdings, Inc.	8,184	433,425
*	Boeing Co.	124,648	28,548,131
	Boise Cascade Co.	102,308	8,109,955

115

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Booz Allen Hamilton Holding Corp.	124,558	$9,686,876
*	Bowman Consulting Group Ltd.	3,273	103,296
	Brady Corp., Class A	66,111	5,409,202
*	Bridger Aerospace Group Holdings, Inc.	5,537	11,240
*	BrightView Holdings, Inc.	130,271	1,550,225
	Brink's Co.	63,353	6,762,933
	Broadridge Financial Solutions, Inc.	93,434	14,386,967
*	Broadwind, Inc.	4,998	13,295
*	Builders FirstSource, Inc.	176,702	13,975,361
	BWX Technologies, Inc.	103,072	22,303,750
*	Byrna Technologies, Inc.	14,792	86,533
*	CACI International, Inc., Class A	29,061	15,098,352
*	Cadeler AS (CDLR US), ADR	10,113	279,928
#	Cadre Holdings, Inc.	51,202	1,518,139
#	Carlisle Cos., Inc.	51,711	18,370,850
	Carpenter Technology Corp.	102,531	43,903,774
	Carrier Global Corp.	463,560	31,137,325
#*	Casella Waste Systems, Inc., Class A	57,754	4,577,005
	Caterpillar, Inc.	321,812	286,448,079
*	CBIZ, Inc.	89,026	2,715,293
#*	CECO Environmental Corp.	63,655	4,719,382
	CH Robinson Worldwide, Inc.	134,589	24,469,626
*	Chart Industries, Inc.	8,603	1,788,564
	Chicago Rivet & Machine Co.	653	7,444
#*	Cimpress PLC	24,827	2,196,196
	Cintas Corp.	120,681	21,084,178
*	Civeo Corp.	17,090	545,171
*	Clean Harbors, Inc.	96,615	30,209,578
	CNH Industrial NV	1,010,606	10,823,590
	Columbus McKinnon Corp.	38,435	593,821
	Comfort Systems USA, Inc.	23,310	42,896,227
	CompX International, Inc.	9,138	212,641
#	Concentrix Corp.	84,376	2,009,836
		Shares	Value†
INDUSTRIALS — (Continued)
*	Concrete Pumping Holdings, Inc.	52,436	$415,293
*	Conduent, Inc.	167,778	286,900
*	Construction Partners, Inc., Class A	53,153	6,572,900
	Copa Holdings SA, Class A	39,347	4,551,661
*	Copart, Inc.	355,405	11,767,460
*	Core & Main, Inc., Class A	223,414	11,253,363
*	Costamare Bulkers Holdings Ltd.	44,180	763,430
	Costamare, Inc.	324,279	5,389,517
	Covenant Logistics Group, Inc.	36,991	1,289,506
*»	CPI Aerostructures, Inc.	27,297	98,269
	CRA International, Inc.	18,595	2,928,155
	Crane Co.	69,158	12,291,451
#	CSW Industrials, Inc.	21,221	6,179,555
	CSX Corp.	1,859,727	84,487,398
	Cummins, Inc.	121,273	81,375,396
	Curtiss-Wright Corp.	34,513	24,856,263
*	Custom Truck One Source, Inc.	27,422	270,107
	Deere & Co.	183,569	108,281,846
	Delta Air Lines, Inc.	873,423	59,384,030
#	Deluxe Corp.	74,872	2,332,263
*	Distribution Solutions Group, Inc.	52,802	1,428,822
*	DLH Holdings Corp.	21,039	122,447
*	DNOW, Inc.	286,177	3,860,528
	Donaldson Co., Inc.	205,150	18,088,076
	Douglas Dynamics, Inc.	42,171	1,945,348
	Dover Corp.	140,733	31,863,359
*	Ducommun, Inc.	26,890	3,816,498
*	DXP Enterprises, Inc.	37,585	6,417,639
*	Dycom Industries, Inc.	46,908	19,424,603
	Eastern Co.	12,710	277,841
	Eaton Corp. PLC	114,490	49,575,315
	EMCOR Group, Inc.	29,841	26,608,324
	Emerson Electric Co.	183,726	25,802,479
*	Energy Recovery, Inc.	68,925	763,000
	Enerpac Tool Group Corp.	79,955	2,806,421
	EnerSys	55,829	11,906,093
	Ennis, Inc.	51,189	1,068,826
	Enpro, Inc.	38,091	11,105,431
*	Enviri Corp.	145,313	2,861,213
	Equifax, Inc.	101,131	17,590,726
	Esab Corp.	91,443	8,986,104

116

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ESCO Technologies, Inc.	43,587	$14,120,009
	Espey Mfg. & Electronics Corp.	4,614	327,086
*	Everus Construction Group, Inc.	81,928	12,078,645
	EVI Industries, Inc.	1,292	23,992
*	ExlService Holdings, Inc.	176,694	5,633,005
	Expeditors International of Washington, Inc.	181,697	26,871,169
	Exponent, Inc.	49,995	3,344,166
	Fastenal Co.	1,081,576	48,595,210
	Federal Signal Corp.	91,280	11,239,306
	FedEx Corp.	191,916	77,401,642
	Ferguson Enterprises, Inc.	173,092	46,338,459
	Flowserve Corp.	185,050	13,627,082
*	Fluor Corp.	178,915	9,545,115
	Fortive Corp.	251,778	15,053,807
	Fortune Brands Innovations, Inc.	186,032	7,541,737
#*	Forward Air Corp.	19,997	421,137
*	Franklin Covey Co.	24,622	521,986
	Franklin Electric Co., Inc.	66,794	6,692,091
*	FreightCar America, Inc.	8,587	70,757
#*	Frontier Group Holdings, Inc.	167,334	607,422
	FTAI Aviation Ltd.	72,070	17,993,717
#	FTAI Infrastructure, Inc.	21,022	129,180
*	FTI Consulting, Inc.	58,304	10,453,907
*	FuelCell Energy, Inc.	18,781	244,153
*	Gates Industrial Corp. PLC	304,601	7,800,832
	GATX Corp.	66,921	13,111,162
	GE Vernova, Inc.	108,306	117,345,219
#	Genco Shipping & Trading Ltd.	78,751	1,908,924
*	Gencor Industries, Inc.	20,171	300,144
*	Generac Holdings, Inc.	60,272	15,624,311
	General Dynamics Corp.	129,173	44,474,264
	General Electric Co.	433,225	125,604,924
	Genpact Ltd.	383,167	13,315,053
*	Gibraltar Industries, Inc.	52,698	2,056,803
	Global Industrial Co.	60,553	2,004,910
	Gorman-Rupp Co.	42,953	3,253,260
		Shares	Value†
INDUSTRIALS — (Continued)
	Graco, Inc.	133,958	$10,752,809
*	Graham Corp.	23,254	2,213,781
#	Granite Construction, Inc.	65,746	9,011,804
#	Greenbrier Cos., Inc.	49,020	2,407,862
	Griffon Corp.	56,453	5,146,820
*	GXO Logistics, Inc.	207,107	11,832,023
*	Hayward Holdings, Inc.	300,394	4,508,914
*	Healthcare Services Group, Inc.	123,260	2,638,997
#	Heartland Express, Inc.	107,741	1,441,575
	HEICO Corp. (HEI US)	24,006	6,479,700
	HEICO Corp. (HEIA US), Class A	39,491	8,254,409
	Helios Technologies, Inc.	63,799	4,363,852
#	Herc Holdings, Inc.	74,905	9,506,943
	Hexcel Corp.	133,760	12,556,051
*	Hillman Solutions Corp.	271,916	2,218,835
	HireQuest, Inc.	871	10,077
	HNI Corp.	104,308	3,811,414
	Honeywell International, Inc.	379,317	81,299,013
	Howmet Aerospace, Inc.	75,221	18,281,712
	Hub Group, Inc., Class A	117,243	5,138,761
#	Hubbell, Inc.	62,475	31,747,921
*	Hudson Technologies, Inc.	26,011	162,829
	Huntington Ingalls Industries, Inc.	47,137	17,171,538
*	Hurco Cos., Inc.	8,054	134,985
*	Huron Consulting Group, Inc.	54,092	7,067,931
*	Hyliion Holdings Corp.	14,520	27,733
	Hyster-Yale, Inc.	21,835	861,827
*	IBEX Holdings Ltd.	17,878	496,115
	ICF International, Inc.	32,605	2,336,474
	IDEX Corp.	66,146	14,409,906
#*	IES Holdings, Inc.	36,300	23,380,104
	Illinois Tool Works, Inc.	211,517	54,573,501
	Ingersoll Rand, Inc.	280,410	22,393,543
#*	Innodata, Inc.	37,297	1,575,052
*	Innovative Solutions & Support, Inc.	29,317	644,974
#	Insperity, Inc.	56,756	2,018,811
	Insteel Industries, Inc.	39,043	1,022,146

117

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Interface, Inc.	88,460	$2,466,265
	ITT, Inc.	96,037	20,584,571
	Jacobs Solutions, Inc.	110,266	14,269,523
*	Janus International Group, Inc.	158,560	824,512
	JB Hunt Transport Services, Inc.	127,775	32,139,246
*	JELD-WEN Holding, Inc.	19,256	26,381
#*	JetBlue Airways Corp.	581,547	2,707,101
	Johnson Controls International PLC	318,085	46,449,953
#	Kadant, Inc.	17,516	5,134,465
	Karat Packaging, Inc.	2,335	66,991
	KBR, Inc.	314,884	11,805,001
	Kelly Services, Inc., Class A	43,352	423,116
	Kennametal, Inc.	127,128	4,921,125
	Kforce, Inc.	57,442	2,596,953
*	Kirby Corp.	138,419	20,837,596
*	Knightscope, Inc., Class A	1,695	5,322
	Knight-Swift Transportation Holdings, Inc.	286,465	18,591,579
	Korn Ferry	94,399	6,271,870
*	Kratos Defense & Security Solutions, Inc.	334,045	21,061,537
*	L.B. Foster Co., Class A	23,899	731,548
	L3Harris Technologies, Inc.	97,703	31,318,697
	Landstar System, Inc.	76,198	14,025,766
*	Legalzoom.com, Inc.	237,361	1,530,978
	Leidos Holdings, Inc.	152,945	22,822,453
	Lennox International, Inc.	32,452	17,358,250
	Leonardo DRS, Inc.	80,220	3,259,339
#*	Limbach Holdings, Inc.	18,095	1,805,338
	Lincoln Electric Holdings, Inc.	70,025	18,556,625
	Lindsay Corp.	16,083	1,800,814
*	Liquidity Services, Inc.	49,852	1,777,224
#*	Loar Holdings, Inc.	48,112	2,700,045
	Lockheed Martin Corp.	161,715	83,763,519
	LSI Industries, Inc.	56,599	1,375,922
	Luxfer Holdings PLC	39,886	600,284
#*	Lyft, Inc., Class A	158,316	2,240,171
*	Manitowoc Co., Inc.	67,190	913,112
	ManpowerGroup, Inc.	6,189	187,341
		Shares	Value†
INDUSTRIALS — (Continued)
	Marten Transport Ltd.	142,040	$2,141,963
	Masco Corp.	159,092	11,425,987
*	MasTec, Inc.	97,594	38,456,916
*	Mastech Digital, Inc.	18,872	123,612
#*	Masterbrand, Inc.	229,405	2,060,057
*	Matrix Service Co.	51,137	691,372
	Matson, Inc.	57,278	9,991,002
	Maximus, Inc.	99,168	6,507,404
*	Mayville Engineering Co., Inc.	14,589	332,775
	McGrath RentCorp	31,498	3,482,104
*	Mercury Systems, Inc.	108,146	8,533,801
#*	Microvast Holdings, Inc.	172,920	333,736
*	Middleby Corp.	80,035	11,233,713
	Miller Industries, Inc.	17,318	831,091
#	MillerKnoll, Inc.	98,251	1,579,876
*	Mistras Group, Inc.	20,847	393,591
*	Mobile Infrastructure Corp.	3,030	5,575
*	Modine Manufacturing Co.	28,759	7,322,904
*	Montrose Environmental Group, Inc.	53,754	1,131,522
	Moog, Inc., Class A	43,070	12,977,422
	MSA Safety, Inc.	56,948	9,475,578
	MSC Industrial Direct Co., Inc., Class A	89,467	9,149,790
	Mueller Industries, Inc.	137,910	18,677,151
	Mueller Water Products, Inc., Class A	236,332	6,591,299
*	MYR Group, Inc.	30,748	12,447,098
	National Presto Industries, Inc.	13,888	1,942,098
*	Nephros, Inc.	2,725	8,611
#*	Nextpower, Inc., Class A	128,223	15,275,206
	NL Industries, Inc.	254,088	1,524,528
	Nordson Corp.	54,310	15,665,720
	Norfolk Southern Corp.	150,224	47,445,246
	Northrop Grumman Corp.	51,348	29,755,139
*	NPK International, Inc.	207,335	3,389,927
	nVent Electric PLC	168,869	24,131,380
*	NWPX Infrastructure, Inc.	17,470	1,718,000
	Old Dominion Freight Line, Inc.	114,928	24,414,155

118

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Omega Flex, Inc.	10,491	$330,676
*	OPENLANE, Inc.	193,245	6,075,623
*	Optex Systems Holdings, Inc.	1,476	15,852
*	Orion Energy Systems, Inc.	1,121	10,212
*	Orion Group Holdings, Inc.	60,726	827,088
	Oshkosh Corp.	132,150	20,655,045
	Otis Worldwide Corp.	256,975	20,013,213
	Owens Corning	171,211	21,117,165
	PACCAR, Inc.	461,810	54,863,028
#*	Palladyne AI Corp.	5,149	31,357
*	PAMT Corp.	56,632	571,983
	Pangaea Logistics Solutions Ltd.	89,190	683,195
	Park Aerospace Corp.	30,187	1,022,132
	Parker-Hannifin Corp.	51,869	47,170,706
	Park-Ohio Holdings Corp.	36,313	1,051,261
*	Parsons Corp.	107,029	5,395,332
	Paychex, Inc.	201,111	18,628,912
	Paycom Software, Inc.	45,176	5,726,510
*	Paylocity Holding Corp.	62,892	6,634,477
	Pentair PLC	224,191	18,094,456
*	Perma-Fix Environmental Services, Inc.	20,738	262,543
*	Perma-Pipe International Holdings, Inc.	14,584	477,334
*	Pioneer Power Solutions, Inc.	3,944	15,303
#	Pitney Bowes, Inc.	160,336	2,478,795
#*	Planet Labs PBC	225,420	8,333,777
#*	Plug Power, Inc.	2,082,909	6,519,505
#	Powell Industries, Inc.	69,948	19,394,482
#*	Power Solutions International, Inc.	22,922	1,679,495
	Preformed Line Products Co.	10,004	3,323,829
	Primoris Services Corp.	85,553	15,497,926
*	Proto Labs, Inc.	40,605	2,631,610
	Quad/Graphics, Inc.	71,371	531,000
	Quanex Building Products Corp.	28,224	562,787
	Quanta Services, Inc.	32,276	23,489,505
*	Quest Resource Holding Corp.	19,515	22,052
*	Radiant Logistics, Inc.	104,745	880,905
*	RBC Bearings, Inc.	32,227	19,306,873
		Shares	Value†
INDUSTRIALS — (Continued)
*	RCM Technologies, Inc.	616	$19,275
	Regal Rexnord Corp.	117,764	25,322,793
	Republic Services, Inc.	112,469	23,530,764
*	Resideo Technologies, Inc.	242,226	10,020,890
#	Robert Half, Inc.	13,399	356,547
#*	Rocket Lab Corp.	161,531	13,327,923
	Rockwell Automation, Inc.	76,321	31,208,420
	Rollins, Inc.	302,574	16,862,449
	RTX Corp.	685,529	120,701,091
	Rush Enterprises, Inc. (RUSHA US), Class A	127,605	9,446,598
	Rush Enterprises, Inc. (RUSHB US), Class B	10,841	789,875
#*	RXO, Inc.	232,027	4,633,579
	Ryder System, Inc.	73,497	18,651,334
*	Saia, Inc.	26,299	11,803,517
	Schneider National, Inc., Class B	107,003	3,326,723
	Science Applications International Corp.	82,923	8,024,459
	Sensata Technologies Holding PLC	143,096	5,958,517
#*	Shoals Technologies Group, Inc., Class A	232,035	1,842,358
*	SIFCO Industries, Inc.	7,118	115,668
	Simpson Manufacturing Co., Inc.	63,093	12,033,728
*	SiteOne Landscape Supply, Inc.	65,228	8,221,989
*	SkyWest, Inc.	72,754	5,974,558
	Snap-on, Inc.	55,011	21,091,217
	Southwest Airlines Co.	743,209	28,182,485
*	SPX Technologies, Inc.	61,906	13,551,842
	SS&C Technologies Holdings, Inc.	213,069	14,765,682
#*	StandardAero, Inc.	60,524	1,504,627
#	Standex International Corp.	18,209	4,971,057
	Stanley Black & Decker, Inc.	115,728	9,045,300
*	Star Equity Holdings, Inc.	16,688	164,711

119

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Sterling Infrastructure, Inc.	39,517	$20,375,756
*	Sun Country Airlines Holdings, Inc.	75,648	1,195,238
*	Sunrun, Inc.	323,616	4,119,632
*	Symbotic, Inc.	7,084	418,664
	TaskUS, Inc., Class A	42,105	272,840
*	Taylor Devices, Inc.	5,646	313,353
*	Team, Inc.	204	3,560
*	TechPrecision Corp.	2,805	11,837
#	Tecnoglass, Inc.	53,210	2,292,287
#	Tennant Co.	31,455	2,612,023
	Terex Corp.	287,383	17,875,223
	Tetra Tech, Inc.	344,745	11,142,158
	Textron, Inc.	181,789	17,444,472
*	Thermon Group Holdings, Inc.	49,765	3,010,285
#*	TIC Solutions, Inc.	140,140	1,280,880
	Timken Co.	125,484	13,914,921
*	Titan International, Inc.	116,262	885,916
*	Titan Machinery, Inc.	44,287	926,041
	Toro Co.	161,724	15,391,273
	Trane Technologies PLC	65,195	32,111,145
#*	Transcat, Inc.	17,121	1,302,908
	TransDigm Group, Inc.	9,988	11,585,880
#	TransUnion	156,828	11,134,788
*	Trex Co., Inc.	131,472	5,153,702
	TriNet Group, Inc.	55,299	2,531,588
	Trinity Industries, Inc.	157,906	5,149,315
*	TrueBlue, Inc.	29,656	162,811
	Tutor Perini Corp.	103,591	9,625,676
	Twin Disc, Inc.	21,208	350,356
*	Uber Technologies, Inc.	243,695	18,182,084
	UFP Industries, Inc.	105,525	9,443,432
#*	U-Haul Holding Co. (UHAL US)	24,475	1,257,036
	U-Haul Holding Co. (UHAL/B US)	278,687	13,290,583
#	UL Solutions, Inc., Class A	46,509	4,208,599
*	Ultralife Corp.	41,439	285,929
	UniFirst Corp.	23,201	5,928,088
	Union Pacific Corp.	417,017	112,377,741
*	United Airlines Holdings, Inc.	426,603	38,394,270
	United Parcel Service, Inc., Class B	303,335	33,002,848
	United Rentals, Inc.	72,282	69,379,155
#	Universal Logistics Holdings, Inc.	54,116	1,303,113
#*	Upwork, Inc.	168,704	1,746,086
		Shares	Value†
INDUSTRIALS — (Continued)
*	V2X, Inc.	58,823	$3,988,788
	Valmont Industries, Inc.	29,638	15,057,290
	Veralto Corp.	219,317	19,343,759
	Verisk Analytics, Inc.	121,456	22,407,417
*	Verra Mobility Corp.	200,458	2,972,792
	Vertiv Holdings Co., Class A	182,574	59,973,733
*	Vicor Corp.	49,821	13,415,301
	Virco Mfg. Corp.	31,667	191,902
*	VirTra, Inc.	14,076	62,779
#	VSE Corp.	32,889	5,646,384
	Wabash National Corp.	58,529	508,617
	Waste Management, Inc.	266,340	61,937,367
#	Watsco, Inc. (WSO US)	24,771	10,845,735
»	Watsco, Inc. (WSO/B US), Class B	4,958	2,204,277
	Watts Water Technologies, Inc., Class A	41,364	12,415,818
#	Werner Enterprises, Inc.	102,358	3,773,939
	WESCO International, Inc.	52,319	18,265,609
	Westinghouse Air Brake Technologies Corp.	136,162	36,748,762
*	Wilhelmina International, Inc.	2,000	6,750
*	Willdan Group, Inc.	19,610	1,490,360
#	Willis Lease Finance Corp.	11,433	2,219,717
#	WillScot Holdings Corp.	494,759	11,201,344
	Woodward, Inc.	54,190	19,670,428
	Worthington Enterprises, Inc.	75,062	4,073,615
	WW Grainger, Inc.	40,749	47,323,851
*	XPO, Inc.	149,079	32,816,760
	Xylem, Inc.	193,441	22,856,989
	Zurn Elkay Water Solutions Corp.	196,055	10,187,018
TOTAL INDUSTRIALS			5,310,143,100
INFORMATION TECHNOLOGY — (26.6%)
	A10 Networks, Inc.	77,989	2,080,747
	Accenture PLC, Class A	305,009	54,508,158
*	ACCESS Newswire, Inc.	912	7,205

120

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ACI Worldwide, Inc.	154,944	$6,696,680
*	ACM Research, Inc., Class A	35,044	1,811,424
#	Adeia, Inc.	199,086	6,340,889
*	Adobe, Inc.	120,796	29,727,896
*	ADTRAN Holdings, Inc.	91,578	1,620,015
	Advanced Energy Industries, Inc.	56,799	21,805,704
*	Advanced Micro Devices, Inc.	337,229	119,544,308
*	Agilysys, Inc.	19,157	1,227,197
*	Akamai Technologies, Inc.	159,798	16,455,998
*	Alarm.com Holdings, Inc.	51,291	2,277,833
#*	Alithya Group, Inc., Class A	12,242	12,241
#*	Allegro MicroSystems, Inc.	175,417	8,507,724
*	Alpha & Omega Semiconductor Ltd.	55,134	2,394,470
*	Ambarella, Inc.	59,856	4,118,093
	Amdocs Ltd.	168,703	10,910,023
	Amkor Technology, Inc.	601,391	41,947,022
	Amphenol Corp., Class A	298,318	43,933,292
*	Amplitude, Inc., Class A	39,746	282,594
*	Amtech Systems, Inc.	21,237	369,736
	Analog Devices, Inc.	153,770	61,855,520
#*	Appfolio, Inc., Class A	13,797	2,305,341
	Apple, Inc.	6,701,599	1,818,478,889
	Applied Materials, Inc.	220,417	86,952,302
*	Applied Optoelectronics, Inc.	809	132,967
*	AppLovin Corp., Class A	104,972	46,854,252
*	Arista Networks, Inc.	113,506	19,603,621
*	Arrow Electronics, Inc.	92,797	17,430,061
*	Astera Labs, Inc.	17,273	3,363,744
*	AstroNova, Inc.	16,656	226,522
*	Atlassian Corp., Class A	15,287	1,048,535
#*	Aurora Innovation, Inc.	681,907	4,009,613
*	Autodesk, Inc.	91,523	21,690,951
*	AvePoint, Inc.	177,830	1,733,842
*	Aviat Networks, Inc.	24,776	568,114
	Avnet, Inc.	150,371	12,407,111
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Axcelis Technologies, Inc.	45,055	$6,267,601
#*	AXT, Inc.	27,932	2,212,773
*	Backblaze, Inc., Class A	2,885	12,348
	Badger Meter, Inc.	29,173	3,527,307
	Bel Fuse, Inc. (BELFA US), Class A	3,039	739,845
#	Bel Fuse, Inc. (BELFB US), Class B	19,066	5,259,165
	Belden, Inc.	59,490	6,691,435
	Benchmark Electronics, Inc.	64,863	5,322,009
#	Bentley Systems, Inc., Class B	96,543	3,149,233
*	Bill Holdings, Inc.	135,108	5,134,104
*	BK Technologies Corp.	6,982	672,786
*	Blackbaud, Inc.	52,364	1,946,370
#*	BlackLine, Inc.	72,239	2,257,469
*	Box, Inc., Class A	104,118	2,519,656
	Broadcom, Inc.	1,203,275	502,283,083
*	Cadence Design Systems, Inc.	18,769	6,186,075
*	Calix, Inc.	93,722	4,082,530
*	CCC Intelligent Solutions Holdings, Inc.	265,785	1,392,713
	CDW Corp.	135,628	18,568,829
#*	Cerence, Inc.	62,136	565,438
*	CEVA, Inc.	39,041	1,192,312
*	Ciena Corp.	217,264	114,624,141
#*	Cipher Digital, Inc.	114,374	2,028,995
*	Cirrus Logic, Inc.	77,076	12,569,554
	Cisco Systems, Inc.	2,247,906	205,683,399
#*	Cleanspark, Inc.	353,435	4,428,541
	Clear Secure, Inc., Class A	93,610	4,997,838
*	Clearfield, Inc.	26,181	756,369
*	ClearOne, Inc.	1,721	6,299
	Climb Global Solutions, Inc.	34,827	580,914
*	Cloudflare, Inc., Class A	6,205	1,271,839
*	Coda Octopus Group, Inc.	22,446	253,864
	Cognex Corp.	167,053	9,273,112
	Cognizant Technology Solutions Corp., Class A	443,971	23,486,066
*	Coherent Corp.	138,390	44,244,667
#*	Cohu, Inc.	86,152	4,079,297

121

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Comtech Telecommunications Corp.	5,305	$18,674
*	Consensus Cloud Solutions, Inc.	21,154	547,466
	Corning, Inc.	742,499	121,948,036
#*	Corsair Gaming, Inc.	118,776	806,489
*	CPI Card Group, Inc.	215	3,808
*	CPS Technologies Corp.	3,211	15,830
	Crane NXT Co.	82,914	3,704,598
*	Credo Technology Group Holding Ltd.	110,212	19,177,990
*	Crexendo, Inc.	15,880	103,855
*	Crowdstrike Holdings, Inc., Class A	7,753	3,455,900
*	CS Disco, Inc.	18,784	81,335
	CSP, Inc.	17,490	162,482
	CTS Corp.	53,112	3,032,695
*	CVD Equipment Corp.	2,764	18,740
#*	Daily Journal Corp.	2,539	1,342,522
*	Daktronics, Inc.	60,859	1,196,488
*	Data I/O Corp.	4,203	11,390
*	Datadog, Inc., Class A	44,879	5,932,555
	Dell Technologies, Inc., Class C	159,887	33,408,389
#*	Diebold Nixdorf, Inc.	42,769	3,285,087
*	Digi International, Inc.	56,980	3,193,159
#*	Digital Turbine, Inc.	164,647	581,204
#*	DigitalOcean Holdings, Inc.	77,176	7,442,082
*	Diodes, Inc.	97,128	10,407,265
*	Docusign, Inc.	78,685	3,618,723
	Dolby Laboratories, Inc., Class A	110,837	7,109,085
*	Dropbox, Inc., Class A	179,759	4,366,346
*	DXC Technology Co.	227,433	2,574,542
*	Dynatrace, Inc.	201,480	7,295,591
*	Eastman Kodak Co.	158,867	2,117,697
*	eGain Corp.	21,513	162,638
*	Electro-Sensors, Inc.	212	1,620
#*	Enphase Energy, Inc.	119,795	3,948,443
	Entegris, Inc.	101,667	14,373,680
#*	EPAM Systems, Inc.	72,384	8,235,852
	ePlus, Inc.	48,593	4,115,341
*	Everforth, Inc.	56,935	1,201,328
*	Everspin Technologies, Inc.	35,315	645,558
*	F5, Inc.	70,731	22,909,771
*	Fabrinet	32,565	22,257,201
*	Fair Isaac Corp.	10,416	10,676,400
*	Fastly, Inc., Class A	217,011	5,480,613
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	First Solar, Inc.	108,832	$21,972,092
*	Five9, Inc.	63,633	1,094,488
*	Flex Ltd.	797,456	73,007,097
*	FormFactor, Inc.	115,788	15,739,063
*	Fortinet, Inc.	350,801	29,576,032
	Franklin Wireless Corp.	8,801	33,268
#*	Frequency Electronics, Inc.	36,985	1,855,168
*	Freshworks, Inc., Class A	191,800	1,565,088
#*	Gartner, Inc.	60,021	8,912,518
	Gen Digital, Inc.	726,948	14,022,827
#*	GLOBALFOUNDRIES, Inc.	144,319	9,323,007
*	Globant SA	37,378	1,541,095
*	GoDaddy, Inc., Class A	103,810	9,009,670
*	Grid Dynamics Holdings, Inc.	55,843	317,747
*	Guidewire Software, Inc.	44,081	6,100,370
	Hackett Group, Inc.	36,199	467,329
*	Harmonic, Inc.	221,065	2,526,773
	Hewlett Packard Enterprise Co.	1,250,992	35,991,040
#	HP, Inc.	536,451	11,190,368
*	HubSpot, Inc.	5,453	1,209,257
*	Hut 8 Corp. (HUT US)	13,737	1,040,990
#*	I3 Verticals, Inc., Class A	27,335	616,404
*	Ichor Holdings Ltd.	51,889	3,423,117
*	Identiv, Inc.	33,818	160,297
#*	indie Semiconductor, Inc., Class A	135,831	612,598
	Information Services Group, Inc.	43,033	175,575
#*	Inseego Corp.	1,482	27,017
*	Insight Enterprises, Inc.	48,925	3,566,632
*	Intapp, Inc.	10,865	243,919
*	Intel Corp.	923,943	87,294,135
*	Intellicheck, Inc.	1,258	10,051
*	Intellinetics, Inc.	207	1,486
#	InterDigital, Inc.	88,259	26,174,089
	International Business Machines Corp.	547,292	126,413,506
*	inTEST Corp.	25,923	484,501
	Intuit, Inc.	37,984	14,756,784
#*	IonQ, Inc.	5,141	231,962
#*	IPG Photonics Corp.	76,917	9,146,970
*	Itron, Inc.	97,215	8,146,617
	Jabil, Inc.	95,985	32,393,978

122

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Key Tronic Corp.	22,454	$63,769
*	Keysight Technologies, Inc.	83,789	29,318,609
*	Kimball Electronics, Inc.	45,938	1,240,785
	KLA Corp.	59,668	104,439,884
*	Knowles Corp.	128,642	4,012,344
	Kulicke & Soffa Industries, Inc.	77,367	6,614,878
*	KVH Industries, Inc.	68,090	619,619
*	Kyndryl Holdings, Inc.	77,670	1,073,399
	Lam Research Corp.	571,131	147,271,840
*	Lantronix, Inc.	70,683	474,283
*	Lattice Semiconductor Corp.	48,403	5,918,719
*	LGL Group, Inc.	6,640	46,148
	Littelfuse, Inc.	37,726	15,247,717
*	LiveRamp Holdings, Inc.	114,759	3,354,406
#*	Lumentum Holdings, Inc.	56,299	50,799,714
*	MACOM Technology Solutions Holdings, Inc.	61,716	17,379,843
*	Magnachip Semiconductor Corp.	8,656	29,430
*	Manhattan Associates, Inc.	63,729	8,787,592
	Marvell Technology, Inc.	310,533	51,284,525
*	MaxLinear, Inc.	54,742	3,872,996
	Methode Electronics, Inc.	49,288	395,290
	Microchip Technology, Inc.	200,751	18,651,775
	Micron Technology, Inc.	335,325	173,416,677
	Microsoft Corp.	3,488,024	1,422,346,427
*	Mirion Technologies, Inc.	315,085	6,222,929
#*	Mitek Systems, Inc.	75,270	1,050,769
	MKS, Inc.	59,654	16,926,822
*	MongoDB, Inc.	58,221	14,603,573
	Monolithic Power Systems, Inc.	16,385	26,452,108
	Motorola Solutions, Inc.	78,325	34,387,025
*	M-Tron Industries, Inc.	3,320	221,710
*	N-able, Inc.	18,236	94,462
	Napco Security Technologies, Inc.	38,548	1,802,119
*	nCino, Inc.	18,078	316,003
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	NCR Voyix Corp.	197,598	$1,361,450
	NetApp, Inc.	241,476	26,748,297
*	NETGEAR, Inc.	51,109	1,291,524
*	NetScout Systems, Inc.	127,808	4,307,130
*	NetSol Technologies, Inc.	4,199	14,277
*	nLight, Inc.	67,433	4,710,195
*	Nortech Systems, Inc.	446	6,083
#*	Novanta, Inc.	37,724	4,886,390
*	Nutanix, Inc., Class A	85,299	3,487,876
#	NVE Corp.	6,305	521,991
	NVIDIA Corp.	11,134,535	2,222,119,002
	NXP Semiconductors NV	132,904	39,019,285
*	Okta, Inc.	124,863	9,196,160
*	ON Semiconductor Corp.	383,570	38,667,692
	OneSpan, Inc.	57,189	662,249
*	Onto Innovation, Inc.	48,140	14,204,188
*	Ooma, Inc.	3,797	61,967
*	Optical Cable Corp.	4,427	45,598
	Oracle Corp.	727,057	117,339,729
#*	OSI Systems, Inc.	25,265	7,249,034
#*	Ouster, Inc.	21,748	586,326
*	Palantir Technologies, Inc., Class A	413,256	57,488,042
*	Palo Alto Networks, Inc.	50,290	9,018,003
#*	PAR Technology Corp.	28,382	381,454
	PC Connection, Inc.	55,906	3,563,448
#*	PDF Solutions, Inc.	69,493	2,977,775
	Pegasystems, Inc.	194,814	7,120,452
#*	Penguin Solutions, Inc.	140,472	4,271,754
*	Photronics, Inc.	109,245	5,405,443
*»	Pivotal Software, Inc.	73,758	0
*	Plexus Corp.	40,581	10,168,787
#*	Porch Group, Inc.	82,248	792,048
#	Power Integrations, Inc.	84,908	6,173,661
*	Powerfleet, Inc. NJ	81,760	263,267
*	Progress Software Corp.	77,312	2,153,139
*	PTC, Inc.	65,268	8,896,028
*	Pure Storage, Inc., Class A	103,915	7,424,727
*	Q2 Holdings, Inc.	58,523	2,970,042
	Qnity Electronics, Inc.	107,268	15,088,317
*	Qorvo, Inc.	158,946	14,975,892
	QUALCOMM, Inc.	817,724	146,846,876
*	Qualys, Inc.	53,935	4,688,570
	Ralliant Corp.	88,085	4,002,582
*	Rambus, Inc.	117,576	13,534,173

123

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Red Violet, Inc.	5,132	$192,091
*	Research Solutions, Inc.	3,464	8,799
*	RF Industries Ltd.	19,118	277,785
*	Ribbon Communications, Inc.	224,365	592,324
	Richardson Electronics Ltd.	22,691	326,750
*	Rimini Street, Inc.	6,405	21,841
	RingCentral, Inc., Class A	67,375	2,709,822
#*	Riot Platforms, Inc.	524,351	9,039,811
*	Rogers Corp.	32,939	4,471,469
	Roper Technologies, Inc.	30,418	10,792,611
	Salesforce, Inc.	170,464	30,092,010
*	Samsara, Inc., Class A	69,922	2,009,558
*	Sandisk Corp.	64,903	71,166,789
*	Sanmina Corp.	95,184	20,732,979
*	ScanSource, Inc.	52,978	2,178,455
	Seagate Technology Holdings PLC	92,831	62,534,675
*	Semtech Corp.	9,261	972,868
*	SentinelOne, Inc., Class A	328,425	4,650,498
*	ServiceNow, Inc.	68,885	6,083,234
*	Silicon Laboratories, Inc.	46,336	10,087,347
*	SiTime Corp.	844	474,455
#	Skyworks Solutions, Inc.	205,311	14,406,673
*	Snowflake, Inc.	20,116	2,745,231
#*	SolarEdge Technologies, Inc.	15,918	682,245
*	Sono-Tek Corp.	489	2,680
*	Sprinklr, Inc., Class A	143,162	704,357
»	SRAX, Inc.	3,513	351
#*	Super Micro Computer, Inc.	105,985	2,903,989
#*	Synaptics, Inc.	87,021	8,144,295
*	Synopsys, Inc.	16,383	7,906,436
*	T Stamp, Inc., Class A	4,675	11,828
	TD SYNNEX Corp.	99,918	22,799,289
	TE Connectivity PLC	178,263	37,731,147
*	Teledyne Technologies, Inc.	25,607	16,538,281
*	Telos Corp.	87,205	372,365
#*	Teradata Corp.	109,083	2,874,337
	Teradyne, Inc.	56,895	19,541,726
	Texas Instruments, Inc.	524,903	147,539,735
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	TransAct Technologies, Inc.	2,989	$9,953
*	Trimble, Inc.	227,402	15,308,703
*	Trio-Tech International	7,926	111,519
*	TTM Technologies, Inc.	270,648	42,821,927
*	Turtle Beach Corp.	3,982	45,873
*	Twilio, Inc., Class A	116,608	17,264,980
*	Tyler Technologies, Inc.	17,134	5,845,093
#*	UiPath, Inc., Class A	456,185	4,698,705
*	Ultra Clean Holdings, Inc.	75,045	5,864,767
*	Unity Software, Inc.	581,752	15,369,888
	Universal Display Corp.	36,693	3,195,593
*	Varonis Systems, Inc.	3,948	103,832
#*	Veeco Instruments, Inc.	108,137	5,390,629
	VeriSign, Inc.	41,695	11,201,779
#*	Vertex, Inc., Class A	15,218	188,247
*	Viant Technology, Inc., Class A	2,633	28,594
#*	Viasat, Inc.	50,406	3,322,259
*	Viavi Solutions, Inc.	211,671	11,091,560
*	VirnetX Holding Corp.	865	11,574
	Vishay Intertechnology, Inc.	213,067	6,172,551
*	Vishay Precision Group, Inc.	22,666	1,369,480
*	Vistance Networks, Inc.	236,924	3,031,443
	Vontier Corp.	216,576	7,770,747
	Western Digital Corp.	392,580	170,583,862
*	WidePoint Corp.	562	3,563
*	Workday, Inc., Class A	13,500	1,652,400
#	Xerox Holdings Corp.	127,433	286,724
*	Xperi, Inc.	15,983	106,926
*	Yext, Inc.	128,477	495,921
*	Zebra Technologies Corp., Class A	41,776	9,452,238
#*	Zeta Global Holdings Corp., Class A	232,934	4,290,644
*	Zoom Communications, Inc.	232,339	22,571,734
*	Zscaler, Inc.	13,909	1,817,628
TOTAL INFORMATION TECHNOLOGY			10,274,083,587

124

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (3.2%)
	AdvanSix, Inc.	32,697	$806,308
	Air Products & Chemicals, Inc.	94,582	28,379,329
	Albemarle Corp.	104,416	20,538,627
	Alcoa Corp.	271,578	17,323,961
*	Alpha Metallurgical Resources, Inc.	26,745	4,986,605
*	Alto Ingredients, Inc.	5,301	29,262
#	Amcor PLC	622,838	23,692,758
#*	American Battery Technology Co.	91,951	310,794
*	American Biltrite, Inc.	36	2,881
*	American Vanguard Corp.	38,550	111,024
*	Ampco-Pittsburgh Corp.	3,911	42,708
	AptarGroup, Inc.	107,339	13,275,688
	Ardagh Metal Packaging SA	119,905	461,634
*	Arq, Inc.	33,633	76,347
*	Ascent Industries Co.	19,088	278,112
	Ashland, Inc.	83,271	4,435,013
	Avery Dennison Corp.	136,814	22,427,919
	Avient Corp.	143,277	5,312,711
*	Axalta Coating Systems Ltd.	269,591	7,667,168
	Balchem Corp.	49,200	7,951,704
	Ball Corp.	258,962	15,817,399
	Cabot Corp.	105,328	8,106,043
#	Caledonia Mining Corp. PLC	18,795	430,406
	Celanese Corp.	125,295	8,489,989
#*	Century Aluminum Co.	140,150	8,330,516
	CF Industries Holdings, Inc.	247,915	30,791,043
	Chemours Co.	105,962	2,855,676
#*	Clearwater Paper Corp.	101,220	1,387,726
#*	Cleveland-Cliffs, Inc.	777,182	7,927,256
*	Coeur Mining, Inc. CDE US	738,660	13,273,720
	Commercial Metals Co.	201,678	13,907,715
#*	Compass Minerals International, Inc.	82,250	2,196,897
*	Core Molding Technologies, Inc.	17,303	466,316
	Corteva, Inc.	458,974	37,181,484
	CRH PLC (CRHCF US)	226,462	26,817,630
	Crown Holdings, Inc.	272,535	26,792,916
*	Dakota Gold Corp.	18,042	97,066
	Dow, Inc.	537,271	21,754,103
		Shares	Value†
MATERIALS — (Continued)
	DuPont de Nemours, Inc.	214,537	$9,795,759
	Eagle Materials, Inc.	59,064	12,409,937
	Eastman Chemical Co.	136,556	9,980,878
	Ecolab, Inc.	100,917	26,298,970
*	Ecovyst, Inc.	191,345	2,713,272
	Element Solutions, Inc.	436,946	18,609,530
	Flexible Solutions International, Inc.	3,460	21,452
#*	Flotek Industries, Inc.	59,819	1,010,941
	FMC Corp.	34,097	524,412
	Fortitude Gold Corp.	54,214	268,359
	Freeport-McMoRan, Inc.	794,665	45,915,744
	Friedman Industries, Inc.	15,398	317,045
#	Graphic Packaging Holding Co.	397,530	3,788,461
	Greif, Inc. (GEF US), Class A	49,438	3,225,335
	Greif, Inc. (GEF/B US), Class B	21,942	1,760,626
	Hawkins, Inc.	31,666	5,302,472
	HB Fuller Co.	98,933	5,987,425
#	Hecla Mining Co.	884,682	15,941,970
	Huntsman Corp.	212,152	3,048,624
*	Ingevity Corp.	49,610	3,779,786
	Innospec, Inc.	46,123	3,517,340
	International Flavors & Fragrances, Inc.	176,713	12,405,253
	International Paper Co.	400,008	12,168,243
*	Intrepid Potash, Inc.	25,011	989,685
	Kaiser Aluminum Corp.	34,918	5,951,075
*	Knife River Corp.	85,845	7,944,955
	Koppers Holdings, Inc.	35,658	1,455,916
	Kronos Worldwide, Inc.	88,174	656,015
	Linde PLC	153,719	77,034,740
	Louisiana-Pacific Corp.	104,567	7,548,692
*	LSB Industries, Inc.	107,490	1,601,601
	LyondellBasell Industries NV, Class A	184,101	13,733,935
	Martin Marietta Materials, Inc.	42,522	26,324,095
	Materion Corp.	31,415	5,774,391
	Mativ Holdings, Inc.	80,564	747,634
#*	McEwen, Inc.	91,535	1,984,479

125

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Mercer International, Inc.	77,095	$86,346
*	Metallus, Inc.	75,716	1,456,776
	Minerals Technologies, Inc.	63,785	4,588,693
	Mosaic Co.	434,543	10,111,816
#*	MP Materials Corp.	176,978	11,687,627
	Myers Industries, Inc.	63,159	1,301,707
#	NewMarket Corp.	17,077	11,537,563
	Newmont Corp.	753,152	83,667,656
	Nexa Resources SA	25,273	381,875
	Northern Technologies International Corp.	21,837	174,696
	Nucor Corp.	215,596	48,571,623
#*	O-I Glass, Inc.	210,417	1,916,899
	Olin Corp.	312,035	8,886,757
	Packaging Corp. of America	112,734	24,063,072
*	Perimeter Solutions, Inc.	176,925	5,360,827
	PPG Industries, Inc.	186,548	20,240,458
#	Quaker Chemical Corp.	24,272	3,298,322
#*	Ramaco Resources, Inc. (METC US), Class A	83,955	1,246,732
	Ramaco Resources, Inc. (METCB US), Class B	5,587	55,982
*	Ranpak Holdings Corp.	27,705	141,018
*	Rayonier Advanced Materials, Inc.	116,803	1,108,460
	Reliance, Inc.	63,459	23,003,887
††	Resolute Forest Products, Inc.	229,171	61,028
	Royal Gold, Inc.	98,520	22,992,598
	RPM International, Inc.	170,372	17,359,203
	Ryerson Holding Corp.	108,567	3,008,392
	Scotts Miracle-Gro Co.	52,666	3,302,158
	Sensient Technologies Corp.	63,764	7,246,141
	Sherwin-Williams Co.	127,504	41,006,561
#	Silgan Holdings, Inc.	250,978	10,177,158
*	Smith-Midland Corp.	778	26,281
#	Smurfit Westrock PLC	372,730	14,309,105
	Solstice Advanced Materials, Inc.	107,229	8,787,417
	Sonoco Products Co.	165,614	8,274,075
		Shares	Value†
MATERIALS — (Continued)
#	Southern Copper Corp.	60,299	$10,352,735
	Steel Dynamics, Inc.	88,496	20,235,495
	Stepan Co.	46,128	2,307,784
	SunCoke Energy, Inc.	129,275	881,655
	Sylvamo Corp.	48,462	2,070,781
*	Tredegar Corp.	7,380	70,848
	TriMas Corp.	90,370	3,345,497
	Tronox Holdings PLC	218,985	2,187,660
	U.S. Lime & Minerals, Inc.	43,003	4,630,133
	Vulcan Materials Co.	116,859	35,261,035
#	Warrior Met Coal, Inc.	99,454	8,935,942
#	Westlake Corp.	50,760	5,851,613
	Worthington Steel, Inc.	91,598	3,520,111
TOTAL MATERIALS			1,234,363,699
REAL ESTATE — (0.3%)
*	AMREP Corp.	9,398	258,915
*	CBRE Group, Inc., Class A	271,159	38,702,524
*	CKX Lands, Inc.	2,161	25,057
*	Compass, Inc., Class A	493,852	3,738,460
*	Comstock Holding Cos., Inc.	4,554	72,864
*	CoStar Group, Inc.	185,770	6,429,500
*	Cushman & Wakefield Ltd.	316,542	4,444,250
*	Douglas Elliman, Inc.	27,019	54,308
*	Five Point Holdings LLC, Class A	104,641	521,112
*	Forestar Group, Inc.	68,197	1,927,247
*	FRP Holdings, Inc.	30,999	651,289
*	Howard Hughes Holdings, Inc.	81,968	5,104,147
*	Jones Lang LaSalle, Inc.	56,915	18,106,369
*»	JW Mays, Inc.	2,713	109,415
	Kennedy-Wilson Holdings, Inc.	165,170	1,800,353
	Marcus & Millichap, Inc.	48,562	1,349,538
#*	Maui Land & Pineapple Co., Inc.	11,427	177,347
	Newmark Group, Inc., Class A	244,409	3,939,873
	RMR Group, Inc., Class A	10,168	181,092
#*	Seaport Entertainment Group, Inc.	25,263	563,112
	St. Joe Co.	95,748	6,182,448

126

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Stratus Properties, Inc.	10,220	$309,257
#*	Tejon Ranch Co.	44,649	873,781
*	Zillow Group, Inc. (Z US), Class C	222,944	9,898,714
*	Zillow Group, Inc. (ZG US), Class A	65,875	2,938,684
TOTAL REAL ESTATE			108,359,656
UTILITIES — (2.0%)
	AES Corp.	500,757	7,235,939
#	Alliant Energy Corp.	189,574	13,920,419
	Ameren Corp.	114,460	13,008,379
	American Electric Power Co., Inc.	221,751	30,404,280
	American States Water Co.	42,984	3,236,265
	American Water Works Co., Inc.	76,643	9,842,494
	Artesian Resources Corp., Class A	10,522	329,444
	Atmos Energy Corp.	92,101	17,497,348
	Avista Corp.	90,124	3,704,096
	Black Hills Corp.	68,263	5,139,521
	California Water Service Group	66,493	2,808,664
	CenterPoint Energy, Inc.	369,330	16,121,254
	Chesapeake Utilities Corp.	26,038	3,283,913
	Clearway Energy, Inc. (CWEN US), Class C	109,210	4,407,716
	Clearway Energy, Inc. (CWENA US), Class A	21,418	865,930
	CMS Energy Corp.	169,384	12,998,528
	Consolidated Edison, Inc.	145,724	16,246,769
	Consolidated Water Co. Ltd.	17,697	567,189
	Constellation Energy Corp.	77,855	24,368,615
#	Dominion Energy, Inc.	243,568	15,710,136
	DTE Energy Co.	105,448	15,995,407
	Duke Energy Corp.	144,772	18,755,213
	Edison International	141,396	9,825,608
#	Entergy Corp.	215,812	25,446,393
	Essential Utilities, Inc.	205,936	7,866,755
	Evergy, Inc.	216,513	17,935,937
	Eversource Energy	205,472	14,526,870
	Exelon Corp.	391,646	18,011,800
	FirstEnergy Corp.	308,591	14,664,244
		Shares	Value†
UTILITIES — (Continued)
	Genie Energy Ltd., Class B	43,776	$611,551
	H2O America	38,156	2,143,986
*	Hallador Energy Co.	69,016	1,071,818
#*	Hawaiian Electric Industries, Inc.	43,059	648,899
#	IDACORP, Inc.	60,037	8,869,866
	MDU Resources Group, Inc.	369,855	8,332,833
	MGE Energy, Inc.	40,603	3,257,173
	Middlesex Water Co.	20,348	1,035,306
	National Fuel Gas Co.	79,368	6,697,072
	New Jersey Resources Corp.	165,795	9,335,916
	NextEra Energy, Inc.	402,588	39,405,313
	NiSource, Inc.	320,661	15,481,513
	Northwest Natural Holding Co.	40,506	2,146,818
	Northwestern Energy Group, Inc.	59,193	4,282,022
	NRG Energy, Inc.	251,753	39,167,732
	OGE Energy Corp.	193,838	9,459,294
	ONE Gas, Inc.	66,666	5,947,941
	Ormat Technologies, Inc.	112,049	12,874,430
	Otter Tail Corp.	49,471	4,414,792
	PG&E Corp.	585,202	9,726,057
	Pinnacle West Capital Corp.	79,620	8,258,186
	Portland General Electric Co.	120,220	6,243,025
	PPL Corp.	371,995	13,927,493
	Public Service Enterprise Group, Inc.	296,330	24,198,308
*	Pure Cycle Corp.	41,462	478,471
	RGC Resources, Inc.	9,760	221,845
	Sempra	229,898	21,867,898
	Southern Co.	226,157	21,869,382
	Southwest Gas Holdings, Inc.	74,614	7,017,447
	Spire, Inc.	65,584	5,979,949
*	Spruce Power Holding Corp.	4,220	14,053
*	Talen Energy Corp.	11,911	4,435,895
#	UGI Corp.	258,497	9,329,157
	Unitil Corp.	19,883	1,043,062
	Vistra Corp.	491,449	77,570,310
	WEC Energy Group, Inc.	105,596	12,453,992
#	Xcel Energy, Inc.	270,396	22,429,348

127

U.S. Core Equity 2 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
York Water Co.	16,024	$465,016
TOTAL UTILITIES		767,438,295
TOTAL COMMON STOCKS		37,372,411,428
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» Xerox Holdings Corp. Warrants 02/14/2028	79,550	14,669
TOTAL RIGHTS/WARRANTS		14,669

			Value
MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	349,192,881	349,192,881
TOTAL INVESTMENT SECURITIES (Cost $12,920,257,608)			37,721,618,978
		Shares	Value
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	74,154,676	$857,598,834
TOTAL INVESTMENTS — (100.0%)
(Cost $13,777,856,442)			$38,579,217,812
As of April 30, 2026, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	910	06/18/26	$307,058,372	$329,590,625	$22,532,253
Total Futures Contracts			$307,058,372	$329,590,625	$22,532,253
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$2,916,575,796	$19,459	—	$2,916,595,255
Consumer Discretionary	3,364,061,581	—	—	3,364,061,581
Consumer Staples	1,966,795,562	427,007	—	1,967,222,569
Energy	2,307,859,587	—	—	2,307,859,587
Financials	6,038,460,872	2,097	—	6,038,462,969
Health Care	3,082,804,988	16	$1,016,126	3,083,821,130
Industrials	5,307,840,554	2,302,546	—	5,310,143,100

128

U.S. Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Information Technology	$10,274,083,236	$351	—	$10,274,083,587
Materials	1,234,302,671	—	$61,028	1,234,363,699
Real Estate	108,250,241	109,415	—	108,359,656
Utilities	767,438,295	—	—	767,438,295
Rights/Warrants
Information Technology	—	14,669	—	14,669
Securities Lending Collateral	—	857,598,834	—	857,598,834
Money Market Funds	349,192,881	—	—	349,192,881
Total Investments in Securities	$37,717,666,264	$860,474,394	$1,077,154˂˃	$38,579,217,812
Financial Instruments
Assets
Futures Contracts**	22,532,253	—	—	22,532,253
Total Financial Instruments	$22,532,253	—	—	$22,532,253
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
129

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.2%)
COMMUNICATION SERVICES — (7.5%)
	Alphabet, Inc. (GOOG US), Class C	165,399	$63,172,494
	Alphabet, Inc. (GOOGL US), Class A	243,864	93,838,867
*	AMC Global Media, Inc.	18,793	159,553
*	Angi, Inc.	3,733	27,400
*	Anterix, Inc.	2,145	103,646
	Array Digital Infrastructure, Inc.	46,149	2,293,144
	AT&T, Inc.	437,671	11,436,343
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	292	15,453
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	41	2,026
	ATN International, Inc.	3,917	109,402
*	Bandwidth, Inc., Class A	16,667	613,512
*	Boston Omaha Corp., Class A	9,871	118,649
*	Cable One, Inc.	1,090	99,724
*	Cars.com, Inc.	42,843	470,845
#*	Charter Communications, Inc., Class A	30,048	4,963,028
	Cinemark Holdings, Inc.	69,042	2,038,120
	Comcast Corp., Class A	262,094	7,087,022
*	Creative Realities, Inc.	100	365
*	DoubleVerify Holdings, Inc.	52,725	581,029
*	EchoStar Corp., Class A	1,670	205,644
	Electronic Arts, Inc.	18,652	3,774,605
	Entravision Communications Corp., Class A	72,522	273,408
*	EverQuote, Inc., Class A	8,553	123,334
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	EW Scripps Co., Class A	30,529	$146,234
	Fox Corp. (FOX US), Class B	1,400	79,828
	Fox Corp. (FOXA US), Class A	93,567	5,940,569
*	Gaia, Inc.	9,523	29,807
*	GCI Liberty, Inc. (GLBKV US), Class C	10,858	371,886
*	GCI Liberty, Inc. (GLIBA US), Class A	22	767
	Gray Media, Inc. GTN US	52,447	295,801
	Gray Media, Inc. GTNA US, Class A	2,300	24,610
	IDT Corp., Class B	15,524	778,529
*	IMAX Corp.	24,673	938,067
	Iridium Communications, Inc.	65,223	2,548,263
*	IZEA Worldwide, Inc.	62	254
	John Wiley & Sons, Inc. (WLY US), Class A	27,918	1,142,684
*	Liberty Broadband Corp. (LBRDA US), Class A	4,653	178,815
*	Liberty Broadband Corp. (LBRDK US), Class C	27,902	1,073,948
*	Liberty Global Ltd. (LBTYA US), Class A	94,794	1,097,715
*	Liberty Global Ltd. (LBTYK US), Class C	62,001	703,091
*	Liberty Latin America Ltd. (LILA US), Class A	15,593	126,615
*	Liberty Latin America Ltd. (LILAK US), Class C	135,519	1,126,163
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	2,570	203,544

130

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	33,831	$2,907,774
*	Lionsgate Studios Corp.	60,088	747,495
#*	Live Nation Entertainment, Inc.	17,690	2,793,959
*	Lumen Technologies, Inc.	101,452	896,836
*	Madison Square Garden Entertainment Corp.	11,901	796,415
*	Magnite, Inc.	43,331	555,287
	Marcus Corp.	11,224	197,767
	Meta Platforms, Inc., Class A	163,967	100,333,047
*	Motorsport Games, Inc., Class A	923	3,969
*	Netflix, Inc.	179,287	16,783,056
	New York Times Co., Class A	18,015	1,423,725
#	News Corp. (NWS US), Class B	14,547	443,393
	News Corp. (NWSA US), Class A	126,295	3,324,084
	Nexstar Media Group, Inc.	14,997	3,121,476
*»	Old Market Capital Corp.	6,412	26,930
	Omnicom Group, Inc.	64,698	4,963,631
	Paramount Skydance Corp., Class B	7,656	78,397
*	QuinStreet, Inc.	629	8,026
*	Reservoir Media, Inc.	7,804	78,508
*	Roku, Inc.	1,931	225,077
	Saga Communications, Inc., Class A	2,124	23,959
#	Scholastic Corp.	14,255	575,332
	Shenandoah Telecommunications Co.	33,760	531,045
	Shutterstock, Inc.	13,290	214,899
	Sinclair, Inc.	14,375	223,531
	Sirius XM Holdings, Inc.	35,646	960,303
*	Sphere Entertainment Co.	20,800	2,962,960
	Spok Holdings, Inc.	12,013	128,419
*	Stagwell, Inc.	52,918	331,796
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Starz Entertainment Corp.	4,004	$73,433
	Telephone & Data Systems, Inc.	85,163	3,837,445
	T-Mobile U.S., Inc.	38,374	7,502,117
*	TripAdvisor, Inc.	17,700	197,001
*	USA TODAY Co., Inc.	66,236	478,886
	Verizon Communications, Inc.	418,736	20,111,890
*	Versant Media Group, Inc.	10,483	421,312
	Walt Disney Co.	42,293	4,387,899
*	Warner Bros Discovery, Inc.	397,343	10,748,128
	Warner Music Group Corp., Class A	24,562	694,368
*	Yelp, Inc.	35,537	980,821
	Zedge, Inc., Class B	5,669	18,878
*	Ziff Davis, Inc.	22,849	1,045,570
TOTAL COMMUNICATION SERVICES			404,473,647
CONSUMER DISCRETIONARY — (10.5%)
#*	1-800-Flowers.com, Inc., Class A	21,771	77,069
*	1stdibs.com, Inc.	14,223	65,852
*	Abercrombie & Fitch Co., Class A	25,312	2,160,379
	Academy Sports & Outdoors, Inc.	54,079	2,965,692
*	Accel Entertainment, Inc.	4,871	60,839
#	Acushnet Holdings Corp.	53,362	5,166,509
*	Adient PLC	30,408	640,088
	ADT, Inc.	340,730	2,565,697
#	Advance Auto Parts, Inc.	13,317	792,495
*	Airbnb, Inc., Class A	16,343	2,293,903
*	Amazon.com, Inc.	539,523	143,005,966
	AMCON Distributing Co.	657	58,375
	American Eagle Outfitters, Inc.	133,690	2,328,880
*	American Outdoor Brands, Inc.	10,326	97,168
*	American Public Education, Inc.	12,290	714,663
*	America's Car-Mart, Inc.	4,825	58,913
*	Aptiv PLC	42,776	2,577,682
	Aramark	77,831	3,556,098

131

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Arhaus, Inc.	24,541	$181,603
*	Ark Restaurants Corp.	2,975	19,724
	Arko Corp.	33,810	223,146
*	Asbury Automotive Group, Inc.	7,301	1,487,141
	Autoliv, Inc.	31,719	3,677,184
*	AutoNation, Inc.	17,123	3,636,583
*	AutoZone, Inc.	263	974,160
	Bassett Furniture Industries, Inc.	9,023	131,555
	Bath & Body Works, Inc.	16,472	320,216
*	Beachbody Co., Inc.	1,976	29,561
*	Beazer Homes USA, Inc.	17,696	382,057
	Best Buy Co., Inc.	57,130	3,455,794
*	Biglari Holdings, Inc. (BH US), Class B	1,079	333,681
*	Biglari Holdings, Inc. (BH/A US), Class A	142	231,487
#*	Birkenstock Holding PLC	41,158	1,594,461
*	BJ's Restaurants, Inc.	15,067	578,573
	Booking Holdings, Inc.	3,475	585,051
*	Boot Barn Holdings, Inc.	11,482	1,968,589
	BorgWarner, Inc.	110,754	6,309,655
*»	Bowl America, Inc.	2,839	0
	Boyd Gaming Corp.	30,753	2,673,973
*	Bright Horizons Family Solutions, Inc.	3,654	296,376
	Brightstar Lottery PLC	71,055	932,952
*	Brinker International, Inc.	14,163	2,156,175
	Brunswick Corp.	39,658	3,150,828
	Buckle, Inc.	31,954	1,776,962
	Build-A-Bear Workshop, Inc.	8,997	332,349
*	Burlington Stores, Inc.	11,760	3,763,318
*	Caesars Entertainment, Inc.	7,463	207,471
	Caleres, Inc.	19,847	259,996
*	Callaway Golf Co.	48,972	749,272
	Camping World Holdings, Inc., Class A	10,608	86,880
	Carnival Corp.	248,667	6,592,162
	Carriage Services, Inc.	11,707	574,814
	Carter's, Inc.	8,263	298,460
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Carvana Co.	2,266	$896,883
*	Cato Corp., Class A	1,841	5,284
*	Cavco Industries, Inc.	2,233	1,132,131
	Century Communities, Inc.	23,307	1,305,658
*	Champion Homes, Inc.	23,107	1,761,447
	Cheesecake Factory, Inc.	34,456	2,166,249
*	Chewy, Inc., Class A	1,703	43,290
*	Chipotle Mexican Grill, Inc.	73,326	2,492,351
#	Choice Hotels International, Inc.	5,438	538,797
	Churchill Downs, Inc.	19,350	1,954,156
*	Citi Trends, Inc.	932	45,398
	Columbia Sportswear Co.	16,926	1,031,132
*	Covista, Inc.	35,462	4,085,932
#	Cracker Barrel Old Country Store, Inc.	1,647	51,584
*	Culp, Inc.	9,172	30,176
	Dana, Inc.	98,173	3,578,406
	Darden Restaurants, Inc.	22,829	4,578,584
*	Dauch Corp.	72,950	416,544
*	Dave & Buster's Entertainment, Inc.	12,003	135,274
*	Deckers Outdoor Corp.	27,771	2,838,196
	Designer Brands, Inc., Class A	25,450	190,875
	Dick's Sporting Goods, Inc.	15,881	3,603,716
	Dillard's, Inc., Class A	4,787	2,724,856
*	Dorman Products, Inc.	13,216	1,486,932
	DR Horton, Inc.	35,457	5,455,414
*	Duluth Holdings, Inc., Class B	3,645	12,028
	eBay, Inc.	66,948	6,927,779
*	El Pollo Loco Holdings, Inc.	21,476	290,356
	Escalade, Inc.	9,636	180,193
	Ethan Allen Interiors, Inc.	19,319	412,267
*	Etsy, Inc.	2,977	191,540
	Expedia Group, Inc.	21,806	5,415,956
*	Figs, Inc., Class A	5,621	84,090
*	First Watch Restaurant Group, Inc.	22,124	290,267
*	Five Below, Inc.	10,014	2,359,899

132

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Flanigan's Enterprises, Inc.	1,001	$32,142
	Flexsteel Industries, Inc.	4,222	233,477
*	Floor & Decor Holdings, Inc., Class A	15,459	748,216
	Ford Motor Co.	837,338	10,115,043
*	Fossil Group, Inc.	4,365	19,337
*	Fox Factory Holding Corp.	13,049	231,620
*	Frontdoor, Inc.	21,383	1,467,515
#*	GameStop Corp., Class A	37,405	933,255
	Gap, Inc.	175,360	4,312,102
	Garmin Ltd.	17,698	4,444,676
	General Motors Co.	281,807	21,668,140
*	Genesco, Inc.	5,706	202,506
	Gentex Corp.	117,490	2,715,194
*	Gentherm, Inc.	21,024	632,822
	Genuine Parts Co.	24,522	2,629,494
*	GigaCloud Technology, Inc., Class A	3,028	134,716
	G-III Apparel Group Ltd.	29,494	919,918
*	Global Business Travel Group I	2,000	11,720
	Gold.com, Inc.	13,367	604,055
*	Goodyear Tire & Rubber Co.	132,958	941,343
	Graham Holdings Co., Class B	1,322	1,483,958
*	Grand Canyon Education, Inc.	10,163	1,718,258
*	Green Brick Partners, Inc.	22,902	1,544,511
	Group 1 Automotive, Inc.	7,186	2,564,468
	H&R Block, Inc.	7,707	244,543
	Hamilton Beach Brands Holding Co., Class A	8,700	181,047
	Harley-Davidson, Inc.	23,438	559,934
	Hasbro, Inc.	17,210	1,649,406
	Haverty Furniture Cos., Inc. (HVT US)	13,505	299,001
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,796	40,410
*	Helen of Troy Ltd.	9,564	221,407
*	Hilton Grand Vacations, Inc.	41,895	1,967,808
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hilton Worldwide Holdings, Inc.	270	$87,499
*	Holley, Inc.	14,489	47,814
	Home Depot, Inc.	49,373	16,233,842
	Hooker Furnishings Corp.	8,303	100,881
*	Hovnanian Enterprises, Inc., Class A	2,664	299,540
	Hyatt Hotels Corp., Class A	208	34,855
	Installed Building Products, Inc.	9,884	2,852,028
	JAKKS Pacific, Inc.	7,300	158,848
	Jerash Holdings U.S., Inc.	3,136	10,945
	Johnson Outdoors, Inc., Class A	7,633	401,725
	KB Home	35,902	1,902,447
	Kontoor Brands, Inc.	26,504	1,944,333
#	Lakeland Industries, Inc.	6,573	66,847
*	Lands' End, Inc.	22,729	256,610
	Las Vegas Sands Corp.	94,501	5,160,700
*	Latham Group, Inc.	23,235	141,036
*	Laureate Education, Inc.	98,176	2,954,607
	La-Z-Boy, Inc.	28,129	977,201
	LCI Industries	17,194	2,049,869
	Lear Corp.	27,336	3,475,226
*	Legacy Housing Corp.	3,368	73,254
	Leggett & Platt, Inc.	29,199	317,393
	Lennar Corp. (LEN US), Class A	25,988	2,346,716
	Lennar Corp. (LENB US), Class B	281	24,835
	Levi Strauss & Co., Class A	18,387	409,662
*	Liberty Live Holdings, Inc., Class A	3,558	324,525
*	Liberty Live Holdings, Inc., Class C	13,869	1,298,138
*	Life Time Group Holdings, Inc.	72,997	1,957,050
	Lifetime Brands, Inc.	17,347	117,092
*	Lincoln Educational Services Corp.	825	33,940
	Lithia Motors, Inc.	8,452	2,452,094
*	Live Ventures, Inc.	1,595	21,469
	LKQ Corp.	55,518	1,753,258
*	Lululemon Athletica, Inc.	18,776	2,585,455

133

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	M/I Homes, Inc.	15,439	$2,030,074
	Macy's, Inc.	159,350	3,115,292
*	Malibu Boats, Inc., Class A	11,206	286,874
	Marine Products Corp.	15,913	126,031
*	MarineMax, Inc.	12,539	360,371
	Marriott Vacations Worldwide Corp.	20,621	1,484,918
*	MasterCraft Boat Holdings, Inc.	10,240	239,104
*	Mattel, Inc.	116,396	1,755,252
	Matthews International Corp., Class A	14,802	422,449
	McDonald's Corp.	8,554	2,511,369
	Meritage Homes Corp.	32,624	2,196,900
*	MGM Resorts International	29,407	1,145,109
*	Mister Car Wash, Inc.	37,625	266,385
*	Mohawk Industries, Inc.	23,235	2,452,687
	Monarch Casino & Resort, Inc.	5,624	667,513
	Monro, Inc.	10,989	192,967
*	Motorcar Parts of America, Inc.	7,952	89,221
	Movado Group, Inc.	8,033	218,819
	Murphy USA, Inc.	5,574	3,277,512
*	National Vision Holdings, Inc.	31,673	735,447
	Newell Brands, Inc.	90,239	368,175
	NIKE, Inc., Class B	35,133	1,558,500
*	Norwegian Cruise Line Holdings Ltd.	172,083	3,128,469
*	NVR, Inc.	647	4,086,368
*	Ollie's Bargain Outlet Holdings, Inc.	1,031	89,192
	OneSpaWorld Holdings Ltd.	2,252	55,534
#	Oxford Industries, Inc.	7,970	341,435
#	Papa John's International, Inc.	4,340	157,065
	Patrick Industries, Inc.	20,495	1,906,035
*	Penn Entertainment, Inc.	31,008	541,400
	Penske Automotive Group, Inc.	12,328	2,114,499
	Perdoceo Education Corp.	53,163	1,804,352
*	Petco Health & Wellness Co., Inc.	65,088	184,850
*	PetMed Express, Inc.	3,847	8,617
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Phinia, Inc.	27,118	$1,956,564
*	Planet Fitness, Inc., Class A	5,527	368,485
	Polaris, Inc.	6,404	424,393
	Pool Corp.	2,346	500,449
	PulteGroup, Inc.	43,348	5,304,061
*	Pursuit Attractions & Hospitality, Inc.	14,530	611,422
	PVH Corp.	26,918	2,461,382
	Ralph Lauren Corp.	7,763	2,784,122
*	Rave Restaurant Group, Inc.	572	1,584
	RCI Hospitality Holdings, Inc.	5,138	128,553
	Red Rock Resorts, Inc., Class A	17,245	930,540
*	Revolve Group, Inc.	859	21,862
*	RH	2,186	288,465
#*	Rivian Automotive, Inc., Class A	55,823	915,497
	Rocky Brands, Inc.	6,339	232,451
	Ross Stores, Inc.	54,934	12,513,416
	Royal Caribbean Cruises Ltd.	43,793	11,550,842
*	Sally Beauty Holdings, Inc.	54,590	774,086
#*	Savers Value Village, Inc.	7,768	65,640
	Service Corp. International	42,376	3,433,727
#*	SharkNinja, Inc.	24,894	2,876,004
	Shoe Carnival, Inc.	15,813	292,857
	Signet Jewelers Ltd.	25,049	2,230,112
	Smith & Wesson Brands, Inc.	29,259	454,685
	Somnigroup International, Inc.	30,000	2,275,800
	Sonic Automotive, Inc., Class A	29,694	2,338,402
*	Sonos, Inc.	2,829	41,954
	Standard Motor Products, Inc.	12,836	479,681
	Starbucks Corp.	4,200	442,386
	Steven Madden Ltd.	22,459	843,560
*	Stitch Fix, Inc., Class A	3,541	12,889
*	Stoneridge, Inc.	9,686	67,802
	Strategic Education, Inc.	14,110	1,106,224
*	Strattec Security Corp.	2,434	183,183
*	Stride, Inc.	22,872	2,222,244
	Sturm Ruger & Co., Inc.	1,048	45,462

134

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Superior Group of Cos., Inc.	14,299	$161,293
	Tapestry, Inc.	69,479	10,077,234
*	Target Hospitality Corp.	2,442	35,507
*	Taylor Morrison Home Corp.	65,253	3,963,467
	Texas Roadhouse, Inc.	14,348	2,309,885
	Thor Industries, Inc.	24,164	1,909,923
	TJX Cos., Inc.	73,600	11,536,800
	Toll Brothers, Inc.	21,506	3,056,863
*	TopBuild Corp.	7,297	3,230,382
	Tractor Supply Co.	58,227	2,043,768
	Travel & Leisure Co.	7,757	501,568
*	Ulta Beauty, Inc.	5,568	2,992,689
*	Under Armour, Inc. (UA US), Class C	148,769	903,028
*	Under Armour, Inc. (UAA US), Class A	64,249	404,126
*	Unifi, Inc.	8,259	30,063
*	United Parks & Resorts, Inc.	9,502	334,945
*	Universal Technical Institute, Inc.	20,010	750,975
	Upbound Group, Inc.	32,310	638,446
*	Urban Outfitters, Inc.	57,036	4,011,912
#	Vail Resorts, Inc.	9,251	1,176,542
#*	Valvoline, Inc.	42,137	1,400,212
*	Versigent PLC	14,258	498,602
	VF Corp.	104,630	1,980,646
*	Victoria's Secret & Co.	49,527	2,566,984
*	Vince Holding Corp.	4,315	21,532
	Visteon Corp.	16,990	1,897,953
#	Wendy's Co.	59,202	412,046
	Weyco Group, Inc.	8,527	281,306
#	Whirlpool Corp.	17,768	996,074
	Williams-Sonoma, Inc.	23,324	4,226,542
#	Wingstop, Inc.	2,537	416,220
	Winmark Corp.	622	236,665
	Winnebago Industries, Inc.	16,365	533,663
	Wolverine World Wide, Inc.	16,446	279,911
	Wyndham Hotels & Resorts, Inc.	22,935	1,866,450
	Wynn Resorts Ltd.	5,127	549,153
*	XPEL, Inc.	6,033	287,291
*	YETI Holdings, Inc.	36,373	1,435,279
	Yum! Brands, Inc.	3,460	552,389
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Zumiez, Inc.	12,387	$304,349
TOTAL CONSUMER DISCRETIONARY			568,128,147
CONSUMER STAPLES — (4.6%)
#	Albertsons Cos., Inc., Class A	208,185	3,507,917
	Alico, Inc.	5,885	244,875
	Andersons, Inc.	28,187	2,213,807
	Archer-Daniels-Midland Co.	53,940	4,020,688
	B&G Foods, Inc.	35,252	195,296
*	BJ's Wholesale Club Holdings, Inc.	25,203	2,366,310
*	Boston Beer Co., Inc. , Class A	2,128	504,421
*	Bridgford Foods Corp.	4,114	30,649
	Brown-Forman Corp. (BFB US), Class B	28,041	722,617
	Bunge Global SA	37,652	4,784,440
	Calavo Growers, Inc.	10,416	293,315
	Cal-Maine Foods, Inc.	17,895	1,382,568
#	Campbell's Co.	39,099	812,868
	Casey's General Stores, Inc.	477	392,166
*	Central Garden & Pet Co. (CENT US)	3,303	122,277
*	Central Garden & Pet Co. (CENTA US), Class A	43,157	1,448,349
*	Chefs' Warehouse, Inc.	21,117	1,638,679
	Church & Dwight Co., Inc.	42,348	4,110,297
	Coca-Cola Co.	253,653	19,977,710
	Coca-Cola Consolidated, Inc.	3,529	723,692
	Coffee Holding Co., Inc.	2,728	12,685
	Colgate-Palmolive Co.	83,741	7,148,132
	Conagra Brands, Inc.	14,567	209,036
	Constellation Brands, Inc., Class A	22,184	3,473,571
	Costco Wholesale Corp.	4,454	4,518,717
*	Coty, Inc., Class A	142,903	351,541
*	Darling Ingredients, Inc.	61,571	3,954,705
	Dole PLC	25,599	388,593
	Dollar General Corp.	58,168	6,740,508
*	Dollar Tree, Inc.	39,059	3,793,019

135

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Edgewell Personal Care Co.	23,819	$537,118
*	elf Beauty, Inc.	141	9,020
	Estee Lauder Cos., Inc., Class A	41,666	3,196,199
	Flowers Foods, Inc.	16,195	146,727
	Fresh Del Monte Produce, Inc.	38,184	1,599,528
*»††	Fresh Market, Inc.	6,378	0
*	Freshpet, Inc.	13,150	886,047
#	General Mills, Inc.	73,293	2,587,976
*	Grocery Outlet Holding Corp.	2,443	19,324
	Hershey Co.	22,709	4,217,970
*	Honest Co., Inc.	31,236	109,326
	Hormel Foods Corp.	91,513	1,964,784
	Ingles Markets, Inc., Class A	10,944	1,001,048
	Ingredion, Inc.	24,840	2,775,622
	Interparfums, Inc.	13,892	1,267,228
	J&J Snack Foods Corp.	11,461	1,011,548
	J.M. Smucker Co.	23,191	2,273,414
	John B Sanfilippo & Son, Inc.	6,538	534,743
	Kenvue, Inc.	171,220	3,001,487
	Keurig Dr. Pepper, Inc.	103,742	3,050,015
#	Kimberly-Clark Corp.	43,614	4,292,926
	Kraft Heinz Co.	89,464	2,027,254
	Kroger Co.	163,044	11,098,405
	Lamb Weston Holdings, Inc.	19,924	867,690
#	Lifevantage Corp.	7,128	35,996
*	Lifeway Foods, Inc.	6,493	174,272
	Limoneira Co.	9,589	122,068
*	Maplebear, Inc.	74,620	3,160,157
	Marzetti Co.	9,684	1,261,631
	McCormick & Co., Inc. (MKC US)	9,500	482,980
	McCormick & Co., Inc. (MKC/V US)	2,128	107,719
*	Medifast, Inc.	7,067	76,818
	MGP Ingredients, Inc.	8,731	174,096
*	Mission Produce, Inc.	21,116	292,668
	Molson Coors Beverage Co., Class B	53,214	2,274,366
	Mondelez International, Inc., Class A	124,113	7,625,503
*	National Beverage Corp.	31,957	1,093,568
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Natural Alternatives International, Inc.	8,015	$21,400
	Natural Grocers by Vitamin Cottage, Inc.	13,485	390,526
*	Nature's Sunshine Products, Inc.	14,712	399,578
*	Niagen Bioscience, Inc.	5,601	26,493
	Oil-Dri Corp. of America	8,196	597,898
	PepsiCo, Inc.	96,684	15,323,447
*	Performance Food Group Co.	48,588	4,400,129
	Philip Morris International, Inc.	21,104	3,483,637
	Pilgrim's Pride Corp.	51,803	1,714,679
*	Post Holdings, Inc.	31,865	3,337,859
	PriceSmart, Inc.	20,279	3,182,181
	Procter & Gamble Co.	174,385	25,650,290
	Reynolds Consumer Products, Inc.	50,133	1,051,289
	Seaboard Corp.	519	2,950,998
*	Seneca Foods Corp. (SENEA US), Class A	4,703	657,762
*»	Seneca Foods Corp. (SENEB US), Class B	1,251	173,926
*	Simply Good Foods Co.	48,443	647,683
	Smithfield Foods, Inc.	2,579	67,776
	Spectrum Brands Holdings, Inc.	11,788	973,689
*	Sprouts Farmers Market, Inc.	6,563	537,181
	Sysco Corp.	85,066	6,355,281
	Target Corp.	97,086	12,596,908
	Tootsie Roll Industries, Inc.	4,324	182,559
»	TreeHouse Foods, Inc.	29,051	56,068
	Turning Point Brands, Inc.	9,779	788,970
	Tyson Foods, Inc., Class A	48,873	3,131,293
*	U.S. Foods Holding Corp.	63,954	5,979,059
*	United Natural Foods, Inc.	38,533	1,927,421
	United-Guardian, Inc.	1,625	11,424
	Universal Corp.	17,305	927,202

136

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	USANA Health Sciences, Inc.	10,875	$207,169
	Village Super Market, Inc., Class A	10,038	432,537
*	Vital Farms, Inc.	1,318	17,991
	Walmart, Inc.	45,599	6,015,876
	Weis Markets, Inc.	20,514	1,439,672
*	Willamette Valley Vineyards, Inc.	800	2,272
TOTAL CONSUMER STAPLES			251,100,812
ENERGY — (7.0%)
*	Amplify Energy Corp.	28,550	182,720
	Antero Midstream Corp.	226,690	4,955,443
*	Antero Resources Corp.	83,908	3,294,228
	APA Corp.	127,981	5,212,666
	Archrock, Inc.	131,633	5,100,779
	Ardmore Shipping Corp.	27,676	490,419
	Baker Hughes Co.	160,620	11,190,395
*	BKV Corp.	13,763	433,947
	Bristow Group, Inc.	19,604	963,145
	Cactus, Inc., Class A	28,230	1,572,976
	California Resources Corp.	35,977	2,455,790
#*	Centrus Energy Corp., Class A	1,857	391,753
	Cheniere Energy, Inc.	40,441	11,119,253
	Chevron Corp.	152,488	29,477,455
	Chord Energy Corp. (CHRD US)	18,314	2,666,518
*	Clean Energy Fuels Corp.	118,729	273,077
*	CNX Resources Corp.	65,731	2,557,593
*	Comstock Resources, Inc.	162,467	2,830,175
*	Comstock, Inc.	7,736	25,374
	ConocoPhillips	132,801	16,703,710
	Core Laboratories, Inc.	21,368	313,041
	Core Natural Resources, Inc.	12,563	1,127,404
	Coterra Energy, Inc.	216,078	7,759,361
#	Crescent Energy Co., Class A	60,548	814,371
*	CVR Energy, Inc.	138	4,573
	Devon Energy Corp.	149,070	7,657,726
	DHT Holdings, Inc.	109,384	2,021,416
	Diamondback Energy, Inc.	37,216	7,652,726
		Shares	Value†
ENERGY — (Continued)
	Dorian LPG Ltd.	29,162	$1,124,195
*	DT Midstream, Inc.	37,232	5,509,964
	Energy Services of America Corp.	5,353	91,001
	EOG Resources, Inc.	109,302	15,364,582
	Epsilon Energy Ltd.	15,216	96,774
	EQT Corp.	85,306	5,125,184
	Evolution Petroleum Corp.	16,885	81,048
	Expand Energy Corp.	40,943	4,182,327
*	Expro Group Holdings NV	58,029	1,056,708
	Exxon Mobil Corp.	246,995	38,118,738
*	Forum Energy Technologies, Inc.	6,070	381,621
	FutureFuel Corp.	2,994	14,910
*	Geospace Technologies Corp.	6,068	55,522
	Granite Ridge Resources, Inc.	12,801	77,190
*	Green Plains, Inc.	32,916	572,080
*	Gulfport Energy Corp.	10,014	1,928,096
	Halliburton Co.	168,564	7,130,257
*	Helix Energy Solutions Group, Inc.	112,215	1,161,425
	Helmerich & Payne, Inc.	56,916	2,298,268
	HF Sinclair Corp.	73,348	4,929,719
*	Innovex International, Inc.	11,526	320,077
	International Seaways, Inc.	33,613	2,788,198
	Kinder Morgan, Inc.	246,474	8,101,600
	Kodiak Gas Services, Inc.	38,482	2,609,080
*	Kosmos Energy Ltd.	18,018	55,495
	Liberty Energy, Inc.	115,321	3,896,697
	Magnolia Oil & Gas Corp., Class A	108,700	3,287,088
*	Mammoth Energy Services, Inc.	13,792	39,445
	Marathon Petroleum Corp.	30,013	7,451,928
	Matador Resources Co.	78,797	4,998,882
	Mexco Energy Corp.	4,035	39,785
*	MIND Technology, Inc.	1,623	10,079
	Murphy Oil Corp.	95,099	3,971,334
*	Nabors Industries Ltd.	1,661	170,435
	NACCO Industries, Inc., Class A	4,369	210,498

137

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	National Energy Services Reunited Corp.	3,389	$84,522
	Natural Gas Services Group, Inc.	8,536	347,330
*	NCS Multistage Holdings, Inc.	1,080	59,044
#	Noble Corp. PLC	47,868	2,442,704
	Nordic American Tankers Ltd.	143,773	802,253
	NOV, Inc.	138,568	2,835,101
	Occidental Petroleum Corp.	199,370	12,077,835
*	Oceaneering International, Inc.	62,006	2,327,705
*	Oil States International, Inc.	45,410	521,307
	ONEOK, Inc.	81,619	7,546,493
	Ovintiv, Inc.	68,775	4,233,101
*	Par Pacific Holdings, Inc.	43,108	2,830,902
	Patterson-UTI Energy, Inc.	4,739	57,911
	PBF Energy, Inc., Class A	84,167	3,649,481
	Peabody Energy Corp.	90,032	2,400,253
	Permian Resources Corp., Class A	194,219	4,199,015
	Phillips 66	38,246	6,851,771
*	PrimeEnergy Resources Corp.	1,349	298,925
*	ProPetro Holding Corp.	60,470	1,035,851
	Range Resources Corp.	101,235	4,403,723
	Ranger Energy Services, Inc., Class A	11,326	197,752
*	REX American Resources Corp.	23,814	1,154,979
	Riley Exploration Permian, Inc.	1,159	41,921
	RPC, Inc.	129,572	1,021,027
	SandRidge Energy, Inc.	26,205	407,488
	Scorpio Tankers, Inc.	39,019	3,173,415
*	SEACOR Marine Holdings, Inc.	18,638	141,649
*	Seadrill Ltd.	25,321	1,258,201
	Select Water Solutions, Inc.	70,849	1,185,304
	SFL Corp. Ltd.	95,534	1,101,507
	SLB Ltd.	240,064	13,654,840
		Shares	Value†
ENERGY — (Continued)
	SM Energy Co.	72,592	$2,252,530
	Smart Sand, Inc.	100	551
*	Stabilis Solutions, Inc.	2,037	8,657
*	Talos Energy, Inc.	35,575	566,354
	Targa Resources Corp.	38,395	9,985,772
	TechnipFMC PLC	90,670	6,851,932
	Teekay Corp. Ltd.	56,913	760,358
	Teekay Tankers Ltd., Class A	20,272	1,592,366
*	TETRA Technologies, Inc.	56,375	536,690
	Texas Pacific Land Corp.	7,929	3,517,859
*	Tidewater, Inc.	26,022	2,324,545
*	Transocean Ltd.	398,741	2,719,414
*	Valaris Ltd.	28,343	2,890,419
	Valero Energy Corp.	10,981	2,773,581
	Viper Energy, Inc., Class A	2,944	145,375
#	Vitesse Energy, Inc.	19,888	373,099
	Weatherford International PLC	20,221	2,231,387
	Williams Cos., Inc.	14,474	1,104,511
	World Kinect Corp.	39,613	1,068,363
TOTAL ENERGY			380,545,337
FINANCIALS — (17.9%)
	1st Source Corp.	19,141	1,407,438
*	Acacia Research Corp.	34,675	176,149
	Acadian Asset Management, Inc.	11,540	777,219
	ACNB Corp.	6,116	310,020
	Affiliated Managers Group, Inc.	12,601	3,713,137
*	Affinity Bancshares, Inc.	810	18,160
	Aflac, Inc.	76,894	8,740,541
	Alerus Financial Corp.	8,324	224,249
	Allstate Corp.	39,859	8,659,766
	Ally Financial, Inc.	107,632	4,777,784
	Amalgamated Financial Corp.	20,840	851,939
	Amerant Bancorp, Inc.	19,289	443,068
	American Coastal Insurance Corp.	10,298	122,546
	American Express Co.	39,734	12,836,069
	American Financial Group, Inc.	25,665	3,420,375

138

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American International Group, Inc.	116,790	$8,735,892
	Ameriprise Financial, Inc.	18,637	8,848,661
	Ameris Bancorp	37,850	3,226,712
	AMERISAFE, Inc.	9,888	299,606
	AmeriServ Financial, Inc.	15,921	63,047
	Ames National Corp.	609	17,162
	Aon PLC, Class A	10,411	3,244,588
	Apollo Global Management, Inc.	26,307	3,386,237
*	Arch Capital Group Ltd.	57,739	5,454,026
	Arrow Financial Corp.	13,541	498,986
	Arthur J Gallagher & Co.	1,741	359,342
#	Artisan Partners Asset Management, Inc., Class A	23,964	897,212
	Associated Banc-Corp.	120,140	3,383,142
	Associated Capital Group, Inc., Class A	2,402	94,519
	Assurant, Inc.	14,026	3,313,923
	Assured Guaranty Ltd.	20,879	1,709,990
	Atlantic American Corp.	5,179	13,414
	Atlantic Union Bankshares Corp.	98,686	3,715,528
*	Atlanticus Holdings Corp.	10,679	848,019
	Auburn National BanCorp, Inc.	2,722	65,246
	Axis Capital Holdings Ltd.	45,117	4,530,198
*	Axos Financial, Inc.	25,754	2,483,716
	Banc of California, Inc.	3,801	71,193
	BancFirst Corp.	16,474	1,838,663
*	Bancorp, Inc.	28,791	1,722,566
	Bank First Corp.	1,299	188,758
	Bank of America Corp.	227,596	12,167,282
	Bank of Hawaii Corp.	25,688	2,042,453
	Bank of Marin Bancorp	2,474	63,433
	Bank of New York Mellon Corp.	163,385	21,954,042
	Bank of NT Butterfield & Son Ltd.	29,661	1,644,702
		Shares	Value†
FINANCIALS — (Continued)
	Bank of the James Financial Group, Inc.	1,690	$38,802
	Bank OZK	50,976	2,455,004
	Bank7 Corp.	3,863	165,877
	BankUnited, Inc.	48,295	2,244,752
	Bankwell Financial Group, Inc.	4,829	249,756
	Banner Corp.	20,193	1,351,114
	Bar Harbor Bankshares	8,947	306,435
	BayCom Corp.	7,118	213,398
	BCB Bancorp, Inc.	12,611	128,002
	Beacon Financial Corp.	48,897	1,395,031
*	Berkshire Hathaway, Inc., Class B	59,299	28,084,006
	BGC Group, Inc., Class A	131,054	1,471,736
	Blackrock, Inc.	277	295,171
*	Block, Inc.	44,910	3,166,604
	Blue Ridge Bankshares, Inc.	51,377	176,223
	BOK Financial Corp.	25,017	3,347,024
*	Bowhead Specialty Holdings, Inc.	456	10,844
	Bread Financial Holdings, Inc.	33,130	2,808,761
*	Bridgewater Bancshares, Inc.	7,535	136,610
*	Brighthouse Financial, Inc.	42,836	2,666,969
*	Broadway Financial Corp.	213	1,698
	Brown & Brown, Inc.	26,344	1,584,592
	Burke & Herbert Financial Services Corp.	4,268	274,475
	Business First Bancshares, Inc.	16,652	455,932
*	BV Financial, Inc.	1,771	34,676
	Byline Bancorp, Inc.	14,797	475,724
	C&F Financial Corp.	3,616	270,296
	California BanCorp	3,170	59,247
*»	California First Leasing Corp.	122	3,239
	Camden National Corp.	11,793	568,069
	Capital Bancorp, Inc.	3,991	125,677
	Capital City Bank Group, Inc.	12,679	585,389
	Capital One Financial Corp.	57,178	10,938,151

139

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capitol Federal Financial, Inc.	51,853	$398,231
	Carlyle Group, Inc.	35,713	1,788,150
*	Carter Bankshares, Inc.	18,144	464,486
	Cass Information Systems, Inc.	5,361	253,522
	Cathay General Bancorp	40,941	2,293,924
	CB Financial Services, Inc.	1,467	51,609
	Cboe Global Markets, Inc.	17,621	5,287,886
	Central Pacific Financial Corp.	21,665	721,011
	CF Bankshares, Inc.	1,903	55,758
	Charles Schwab Corp.	59,213	5,426,279
	Chemung Financial Corp.	3,839	254,948
	Chubb Ltd.	11,452	3,744,804
	Cincinnati Financial Corp.	20,928	3,423,821
	Citigroup, Inc.	62,333	7,977,377
	Citizens & Northern Corp.	4,769	105,300
	Citizens Community Bancorp, Inc.	7,225	149,919
	Citizens Financial Group, Inc.	88,578	5,761,999
	Citizens Financial Services, Inc.	293	18,506
#*	Citizens, Inc.	19,162	103,475
	City Holding Co.	10,966	1,348,379
	Civista Bancshares, Inc.	9,062	225,372
	CME Group, Inc.	2,328	670,045
	CNB Financial Corp.	23,025	699,500
	CNO Financial Group, Inc.	16,341	726,357
*	Coastal Financial Corp.	1,325	100,197
	Cohen & Steers, Inc.	15,356	1,079,373
*	Coinbase Global, Inc., Class A	2,853	535,708
	Colony Bankcorp, Inc.	10,942	217,089
	Columbia Banking System, Inc.	111,041	3,286,814
*	Columbia Financial, Inc.	48,769	937,828
	Commerce Bancshares, Inc.	46,412	2,414,816
	Community Financial System, Inc.	30,863	1,955,480
		Shares	Value†
FINANCIALS — (Continued)
	Community Trust Bancorp, Inc.	15,389	$999,208
	Community West Bancshares	14,344	340,240
	ConnectOne Bancorp, Inc.	22,465	656,427
*	Consumer Portfolio Services, Inc.	43,119	391,521
	Corebridge Financial, Inc.	147,318	4,057,138
*	Corpay, Inc.	16,934	5,189,763
	Crawford & Co. (CRD/A US), Class A	24,877	267,179
	Crawford & Co. (CRD/B US), Class B	21,302	213,659
#*	Credit Acceptance Corp.	2,235	1,128,474
	Cullen/Frost Bankers, Inc.	20,747	3,006,863
*	Customers Bancorp, Inc.	18,446	1,406,876
	CVB Financial Corp.	103,850	2,115,424
*	Dave, Inc.	4,955	1,347,710
	DigitalBridge Group, Inc.	58,918	916,764
	Dime Community Bancshares, Inc.	22,926	822,814
	Donegal Group, Inc. (DGICA US), Class A	23,174	389,787
	Donegal Group, Inc. (DGICB US), Class B	3,821	73,554
*	Donnelley Financial Solutions, Inc.	17,036	856,911
	Eagle Bancorp Montana, Inc.	5,214	115,334
	Eagle Bancorp, Inc.	7,850	202,923
	Eagle Financial Services, Inc.	284	10,701
	East West Bancorp, Inc.	29,808	3,769,818
	Eastern Bankshares, Inc.	101,988	2,063,217
	Employers Holdings, Inc.	17,871	752,727
	Enact Holdings, Inc.	11,973	511,606
*	Encore Capital Group, Inc.	13,635	1,128,569
*	Enova International, Inc.	22,267	3,772,252

140

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Enterprise Financial Services Corp.	21,567	$1,247,004
	Equitable Holdings, Inc.	17,199	725,798
	Equity Bancshares, Inc., Class A	13,160	596,674
	Erie Indemnity Co., Class A	1,224	267,970
	Esquire Financial Holdings, Inc.	2,267	238,307
	Essent Group Ltd.	44,013	2,663,667
*	Euronet Worldwide, Inc.	17,770	1,286,193
	Evercore, Inc., Class A	9,563	3,072,496
	Everest Group Ltd.	8,119	2,896,534
	EVERTEC, Inc.	24,381	719,971
*	EZCORP, Inc., Class A	41,658	1,365,549
	F&G Annuities & Life, Inc.	13,046	373,637
	FactSet Research Systems, Inc.	3,846	875,273
	Farmers & Merchants Bancorp, Inc.	2,373	63,549
	Farmers National Banc Corp.	32,569	458,246
*	FB Bancorp, Inc.	1,556	21,753
	FB Financial Corp.	29,461	1,592,956
	Federal Agricultural Mortgage Corp. (AGM US), Class C	6,831	1,187,228
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	987	132,924
	Federated Hermes, Inc.	55,446	3,220,858
	Fidelis Insurance Holdings Ltd.	8,670	183,197
	Fidelity D&D Bancorp, Inc.	50	2,255
	Fidelity National Financial, Inc.	53,369	2,791,199
	Fidelity National Information Services, Inc.	81,525	3,793,358
*	Fifth District Bancorp, Inc.	860	13,003
	Fifth Third Bancorp	200,595	10,182,202
	Financial Institutions, Inc.	13,233	450,848
	Finward Bancorp	872	28,061
		Shares	Value†
FINANCIALS — (Continued)
*	Finwise Bancorp	7,717	$119,999
	First American Financial Corp.	44,277	3,105,146
	First BanCorp	143,188	3,476,605
	First Bancorp, Inc.	9,500	270,370
	First Bancorp/Southern Pines NC	27,118	1,565,793
	First Bank	15,693	232,884
	First Busey Corp.	63,875	1,673,525
	First Business Financial Services, Inc.	5,504	309,325
	First Capital, Inc.	1,959	105,943
	First Citizens BancShares, Inc., Class A	1,816	3,602,617
	First Commonwealth Financial Corp.	82,340	1,515,879
	First Community Bankshares, Inc.	14,797	630,648
	First Community Corp.	2,082	61,648
	First Financial Bancorp	67,526	2,044,687
	First Financial Bankshares, Inc.	26,185	844,990
	First Financial Corp.	9,553	627,346
	First Hawaiian, Inc.	71,132	1,940,481
	First Horizon Corp.	165,174	4,122,743
	First Internet Bancorp	6,231	142,815
	First Interstate BancSystem, Inc., Class A	58,730	2,084,328
	First Merchants Corp.	43,026	1,739,971
	First Mid Bancshares, Inc.	14,008	589,597
	First National Corp.	2,096	56,005
*	First Seacoast Bancorp, Inc.	822	9,864
	First U.S. Bancshares, Inc.	1,708	28,182
	First United Corp.	5,428	201,704
*	First Western Financial, Inc.	5,270	149,194
	FirstCash Holdings, Inc.	20,975	4,577,164
*	Firstsun Capital Bancorp	3,106	109,828
*	Fiserv, Inc.	44,082	2,761,737
	Five Star Bancorp	4,616	186,717
	Flagstar Bank NA	141,749	1,980,234
	Flushing Financial Corp.	14,362	231,515

141

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Flywire Corp.	23,611	$318,985
	FNB Corp.	188,282	3,360,834
	Franklin Financial Services Corp.	2,057	115,912
	Franklin Resources, Inc.	84,400	2,529,468
	FS Bancorp, Inc.	7,078	287,650
	Fulton Financial Corp.	113,188	2,443,729
	FVCBankcorp, Inc.	4,362	68,309
	GCM Grosvenor, Inc., Class A	7,483	81,714
*	Genworth Financial, Inc.	261,477	2,298,383
	German American Bancorp, Inc.	18,699	805,366
	Glacier Bancorp, Inc.	50,159	2,460,299
	Global Payments, Inc.	41,642	2,996,558
	Globe Life, Inc.	22,619	3,490,112
	Goldman Sachs Group, Inc.	17,667	16,320,245
*	Goosehead Insurance, Inc., Class A	4,663	208,856
	Great Southern Bancorp, Inc.	9,271	632,468
*	Green Dot Corp., Class A	27,185	341,172
	Greene County Bancorp, Inc.	480	11,544
*	Greenlight Capital Re Ltd., Class A	26,675	488,686
	Hamilton Insurance Group Ltd., Class B	5,293	173,452
	Hamilton Lane, Inc., Class A	250	22,998
	Hancock Whitney Corp.	46,414	3,133,409
	Hanmi Financial Corp.	23,150	692,417
	Hanover Bancorp, Inc.	510	12,097
	Hanover Insurance Group, Inc.	15,474	2,904,315
	Hartford Insurance Group, Inc.	77,709	10,631,368
	Hawthorn Bancshares, Inc.	5,972	200,779
	HBT Financial, Inc.	2,401	66,652
	HCI Group, Inc.	7,650	1,174,811
	Hennessy Advisors, Inc.	4,456	44,560
	Heritage Financial Corp.	25,538	702,806
		Shares	Value†
FINANCIALS — (Continued)
*	Heritage Insurance Holdings, Inc.	25,331	$742,705
	Hilltop Holdings, Inc.	37,463	1,411,231
	Hingham Institution For Savings	1,554	441,647
*	Hippo Holdings, Inc.	906	23,855
	Home Bancorp, Inc.	4,556	283,338
	Home BancShares, Inc.	76,873	2,065,578
	Home Federal Bancorp, Inc. of Louisiana	944	17,691
	HomeTrust Bancshares, Inc.	9,675	441,857
	Hope Bancorp, Inc.	70,919	882,942
	Horace Mann Educators Corp.	31,945	1,451,581
	Horizon Bancorp, Inc.	25,751	466,093
	Houlihan Lokey, Inc.	7,181	1,111,260
	Huntington Bancshares, Inc.	368,794	6,180,987
	Independent Bank Corp. (IBCP US)	14,117	468,826
	Independent Bank Corp. (INDB US)	29,063	2,266,623
	Intercontinental Exchange, Inc.	20,778	3,284,794
	International Bancshares Corp.	58,707	4,211,640
	Invesco Ltd.	175,559	4,601,401
	Investar Holding Corp.	2,788	77,255
	Investors Title Co.	1,402	331,966
	Isabella Bank Corp.	387	15,406
	Jack Henry & Associates, Inc.	12,721	1,955,854
	Jackson Financial, Inc., Class A	39,300	4,549,761
	Jefferies Financial Group, Inc.	55,414	2,672,063
	JPMorgan Chase & Co.	126,222	39,536,517
	Kearny Financial Corp.	36,022	289,617
	Kemper Corp.	31,464	1,060,022
#	KeyCorp	226,830	5,015,211
	Kingstone Cos., Inc.	2,088	34,807
	Kinsale Capital Group, Inc.	4,958	1,604,458
	KKR & Co., Inc.	4,016	419,029
	Lake Shore Bancorp, Inc.	3,399	55,268
	Lakeland Financial Corp.	14,924	903,200

142

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Landmark Bancorp, Inc.	5,575	$147,849
	Lazard, Inc.	31,742	1,539,487
	LCNB Corp.	2,100	34,041
*	LendingClub Corp.	66,687	1,138,347
*	LendingTree, Inc.	273	13,538
	Lincoln National Corp.	91,869	3,473,567
	LINKBANCORP, Inc.	3,041	26,426
	Live Oak Bancshares, Inc.	29,324	1,102,582
	Loews Corp.	40,817	4,596,402
	LPL Financial Holdings, Inc.	15,652	5,229,803
	M&T Bank Corp.	19,140	4,184,578
	Magyar Bancorp, Inc.	2,911	50,651
	MainStreet Bancshares, Inc.	828	19,392
*	Markel Group, Inc.	2,091	3,706,235
	MarketAxess Holdings, Inc.	6,516	1,024,250
*	Marqeta, Inc., Class A	214,444	930,687
	Marsh & McLennan Cos., Inc.	24,674	4,138,077
	Mastercard, Inc., Class A	46,881	23,577,393
#	Mechanics Bancorp, Class A	8,405	124,100
	Mercantile Bank Corp.	9,481	486,470
	Merchants Bancorp	15,041	700,008
	Mercury General Corp.	41,329	4,021,725
	Meridian Corp.	2,646	49,798
	MetLife, Inc.	96,325	7,715,632
	Metrocity Bankshares, Inc.	4,305	137,717
	Metropolitan Bank Holding Corp.	1,437	126,959
	MGIC Investment Corp.	105,335	2,789,271
	Mid Penn Bancorp, Inc.	13,502	445,161
	Midland States Bancorp, Inc.	12,319	320,417
	Moelis & Co., Class A	15,862	1,032,933
	Moody's Corp.	8,781	4,055,505
	Morgan Stanley	54,649	10,415,553
	Morningstar, Inc.	3,648	615,454
	MSCI, Inc.	2,282	1,349,598
	MVB Financial Corp.	8,542	223,202
	Nasdaq, Inc.	49,471	4,546,880
		Shares	Value†
FINANCIALS — (Continued)
	National Bank Holdings Corp., Class A	30,752	$1,313,110
	National Bankshares, Inc.	1,092	39,088
	Navient Corp.	99,361	918,096
	NB Bancorp, Inc.	3,431	67,351
	NBT Bancorp, Inc.	39,786	1,738,250
*	NCR Atleos Corp.	41,262	1,831,208
	Nelnet, Inc., Class A	12,658	1,793,639
*	NerdWallet, Inc., Class A	5,644	61,181
*	NI Holdings, Inc.	14,940	192,427
	Nicolet Bankshares, Inc.	13,529	1,981,728
*	NMI Holdings, Inc.	53,223	2,060,262
	Northeast Bank	7,135	887,237
	Northeast Community Bancorp, Inc.	3,544	85,038
	Northern Trust Corp.	44,543	7,409,283
	Northfield Bancorp, Inc.	33,611	468,873
	Northrim BanCorp, Inc.	17,844	437,713
	Northwest Bancshares, Inc.	95,831	1,325,343
	Norwood Financial Corp.	4,505	131,861
	Oak Valley Bancorp	5,477	181,179
#	OceanFirst Financial Corp.	32,639	622,426
*	Octave Specialty Group, Inc.	28,219	125,010
	OFG Bancorp	39,154	1,799,518
	Ohio Valley Banc Corp.	3,044	135,488
	Old National Bancorp	139,736	3,349,472
	Old Republic International Corp.	89,999	3,595,460
	Old Second Bancorp, Inc.	26,311	542,270
	OneMain Holdings, Inc.	60,730	3,569,102
*	Onity Group, Inc.	4,084	187,905
	OP Bancorp	9,341	133,950
*	Oportun Financial Corp.	12,558	76,478
	Oppenheimer Holdings, Inc., Class A	8,277	947,551
*	OppFi, Inc.	6,136	58,353
*	OptimumBank Holdings, Inc.	2,148	11,728

143

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Orange County Bancorp, Inc.	788	$26,871
	Origin Bancorp, Inc.	15,384	720,279
	Orrstown Financial Services, Inc.	14,902	547,499
*	Palomar Holdings, Inc.	15,383	1,851,806
	Park National Corp.	9,573	1,648,375
	Parke Bancorp, Inc.	8,765	263,914
	Pathfinder Bancorp, Inc.	1,554	21,601
	Pathward Financial, Inc.	22,764	1,976,826
*	Paymentus Holdings, Inc., Class A	5,352	150,124
*	Payoneer Global, Inc.	83,338	415,023
	PayPal Holdings, Inc.	90,480	4,536,667
*	Paysafe Ltd.	1,872	16,923
*	Paysign, Inc.	22,491	147,541
	PCB Bancorp	6,587	158,944
	Peapack-Gladstone Financial Corp.	11,532	481,461
	PennyMac Financial Services, Inc.	22,264	2,010,217
	Peoples Bancorp of North Carolina, Inc.	3,887	153,226
	Peoples Bancorp, Inc.	30,025	1,032,860
	Peoples Financial Services Corp.	3,825	217,872
	Pinnacle Financial Partners, Inc.	57,179	5,657,290
*	Pioneer Bancorp, Inc.	10,487	149,230
	Piper Sandler Cos.	640	55,808
	Plumas Bancorp	4,445	226,739
	PNC Financial Services Group, Inc.	14,448	3,221,904
*	Ponce Financial Group, Inc.	7,460	130,252
	Popular, Inc.	26,671	4,009,451
*	PRA Group, Inc.	23,159	504,635
	Preferred Bank	12,480	1,182,230
	Primerica, Inc.	11,895	3,345,707
	Primis Financial Corp.	14,364	210,576
	Princeton Bancorp, Inc.	1,413	50,543
	Principal Financial Group, Inc.	48,487	4,892,823
*	ProAssurance Corp.	14	346
	PROG Holdings, Inc.	27,362	980,380
	Progressive Corp.	27,183	5,471,394
	Prosperity Bancshares, Inc.	37,094	2,583,597
		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Holdings, Inc.	7,891	$135,410
	Provident Financial Services, Inc.	76,300	1,730,484
	Prudential Financial, Inc.	29,457	2,890,026
	QCR Holdings, Inc.	13,677	1,236,674
	Radian Group, Inc.	52,296	1,873,766
	Raymond James Financial, Inc.	28,571	4,523,361
	RBB Bancorp	11,112	268,021
	Red River Bancshares, Inc.	3,292	298,683
	Regional Management Corp.	11,883	443,830
	Regions Financial Corp.	218,037	6,224,956
	Reinsurance Group of America, Inc.	12,090	2,556,551
	RenaissanceRe Holdings Ltd.	13,679	4,199,043
	Renasant Corp.	65,689	2,620,334
*	Repay Holdings Corp.	43,576	165,153
	Republic Bancorp, Inc., Class A	14,023	1,061,962
*	Rhinebeck Bancorp, Inc.	2,179	35,605
	Richmond Mutual BanCorp, Inc.	6,077	96,138
	Riverview Bancorp, Inc.	17,378	90,018
	RLI Corp.	24,888	1,288,452
*	Robinhood Markets, Inc., Class A	1,663	121,216
*	Rocket Cos., Inc., Class A	474,848	6,942,278
	S&P Global, Inc.	9,751	4,204,924
	S&T Bancorp, Inc.	30,437	1,343,185
	Safety Insurance Group, Inc.	10,322	775,802
	SB Financial Group, Inc.	4,223	88,007
	Seacoast Banking Corp. of Florida	43,820	1,379,015
*	Security National Financial Corp., Class A	14,351	140,640
	SEI Investments Co.	28,550	2,588,914
	Selective Insurance Group, Inc.	23,659	1,986,173
	ServisFirst Bancshares, Inc.	10,394	827,570
	Shore Bancshares, Inc.	14,775	285,158

144

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Sierra Bancorp	8,412	$303,505
	Silvercrest Asset Management Group, Inc., Class A	3,536	46,498
	Simmons First National Corp., Class A	86,451	1,837,948
*	SiriusPoint Ltd.	68,082	1,593,800
*	Skyward Specialty Insurance Group, Inc.	7,990	363,146
	SLM Corp.	86,236	1,990,327
	SmartFinancial, Inc.	8,761	367,436
#*	SoFi Technologies, Inc.	217,889	3,508,013
	Sound Financial Bancorp, Inc.	1,802	74,152
	South Plains Financial, Inc.	7,033	288,916
*	Southern First Bancshares, Inc.	4,205	236,742
	Southern Missouri Bancorp, Inc.	5,092	347,478
	Southside Bancshares, Inc.	24,519	809,863
	Southstate Bank Corp.	54,910	5,363,060
	State Street Corp.	33,137	5,064,659
	Stellar Bancorp, Inc.	41,136	1,545,068
*††	Sterling Bancorp, Inc.	34,677	0
	Stewart Information Services Corp.	16,927	1,184,721
	Stifel Financial Corp.	45,076	3,552,440
	Stock Yards Bancorp, Inc.	21,906	1,584,461
*	StoneX Group, Inc.	41,823	4,434,493
*	Summit State Bank	4,662	64,103
	Synchrony Financial	91,517	6,973,595
#	T. Rowe Price Group, Inc.	37,042	3,810,881
*	Texas Capital Bancshares, Inc.	26,805	2,699,263
	TFS Financial Corp.	78,762	1,184,580
*	Third Coast Bancshares, Inc.	1,356	50,633
	Timberland Bancorp, Inc.	6,498	259,140
	Tiptree, Inc.	32,911	567,386
	Tompkins Financial Corp.	11,644	981,240
	Towne Bank	45,945	1,633,804
	Tradeweb Markets, Inc., Class A	343	38,845
		Shares	Value†
FINANCIALS — (Continued)
	Travelers Cos., Inc.	65,097	$19,863,699
	TriCo Bancshares	26,463	1,330,295
*	Triumph Financial, Inc.	9,182	621,438
	Truist Financial Corp.	117,845	6,069,017
	TrustCo Bank Corp.	13,355	635,698
	Trustmark Corp.	48,138	2,135,883
	U.S. Bancorp	86,496	4,900,863
	UMB Financial Corp.	44,745	5,645,477
	Union Bankshares, Inc.	2,000	49,380
	United Bancorp, Inc.	2,256	36,953
	United Bancshares, Inc.	1,640	61,779
	United Bankshares, Inc.	61,684	2,702,376
	United Community Banks, Inc.	70,949	2,364,730
	United Fire Group, Inc.	13,386	539,724
	Unity Bancorp, Inc.	6,942	362,928
	Universal Insurance Holdings, Inc.	23,589	934,832
	Univest Financial Corp.	22,073	838,553
	Unum Group	47,021	3,779,548
	USCB Financial Holdings, Inc.	7,405	135,067
	Valley National Bancorp	213,899	2,902,609
	Value Line, Inc.	867	30,510
#*	Velocity Financial, Inc.	20,216	389,967
	Victory Capital Holdings, Inc., Class A	29,959	2,352,081
	Virginia National Bankshares Corp.	3,246	136,981
	Virtu Financial, Inc., Class A	48,932	2,429,963
	Virtus Investment Partners, Inc.	6,624	964,123
	Visa, Inc., Class A	97,436	32,138,290
	Voya Financial, Inc.	75,930	6,223,223
	W.R. Berkley Corp.	48,452	3,238,047
	WaFd, Inc.	46,155	1,633,887
	Walker & Dunlop, Inc.	23,151	1,165,653
	Washington Trust Bancorp, Inc.	11,265	354,059
	Waterstone Financial, Inc.	15,709	283,076
	Webster Financial Corp.	39,223	2,838,176
	Wells Fargo & Co.	209,492	17,226,527

145

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	WesBanco, Inc.	71,007	$2,441,221
	West BanCorp, Inc.	12,250	293,388
	Westamerica BanCorp	23,825	1,306,086
	Western Alliance Bancorp	26,754	2,181,521
	Western New England Bancorp, Inc.	18,176	253,555
#	Western Union Co.	197,529	1,795,539
	Westwood Holdings Group, Inc.	10,863	178,588
*	WEX, Inc.	8,860	1,331,924
	White Mountains Insurance Group Ltd.	1,002	2,236,454
	Willis Towers Watson PLC	13,097	3,355,451
	Wintrust Financial Corp.	24,349	3,666,229
#	WisdomTree, Inc.	84,447	1,435,599
*	World Acceptance Corp.	4,605	677,672
	WSFS Financial Corp.	44,868	3,229,150
	WVS Financial Corp.	1,537	21,825
	Zions Bancorp NA	55,919	3,546,383
TOTAL FINANCIALS			969,545,797
HEALTH CARE — (7.7%)
*	10X Genomics, Inc., Class A	1,663	36,669
*	4D Molecular Therapeutics, Inc.	5,744	50,949
††	89bio, Inc.	27,608	9,387
	Abbott Laboratories	60,206	5,466,103
	AbbVie, Inc.	101,695	21,490,187
††	Abiomed, Inc.	2,059	32,141
*	AC Immune SA	15,821	47,938
*	Acadia Healthcare Co., Inc.	10,202	264,181
*	ACADIA Pharmaceuticals, Inc.	58,930	1,322,979
*	Accendra Health, Inc.	4,592	17,036
	Acme United Corp.	1,921	78,300
*	AdaptHealth Corp.	51,705	677,853
*	Addus HomeCare Corp.	7,524	729,000
*	ADMA Biologics, Inc.	32,070	328,718
#††	Aduro Biotech, Inc.	740	281
	Agilent Technologies, Inc.	23,657	2,733,566
		Shares	Value†
HEALTH CARE — (Continued)
*	Agios Pharmaceuticals, Inc.	17,116	$479,248
††	Albireo Pharma, Inc.	7,009	44,717
*	Align Technology, Inc.	6,810	1,198,628
*	Alkermes PLC	48,887	1,647,981
*	Allogene Therapeutics, Inc.	21,160	45,071
*	American Well Corp., Class A	8,426	53,252
	Amgen, Inc.	36,562	12,659,593
*	AMN Healthcare Services, Inc.	18,812	385,082
*	Amneal Pharmaceuticals, Inc.	52,973	681,763
*	Amphastar Pharmaceuticals, Inc.	2,283	50,135
*	AngioDynamics, Inc.	19,026	208,144
*	ANI Pharmaceuticals, Inc.	4,378	347,832
*	Anika Therapeutics, Inc.	11,894	148,080
*	Artivion, Inc.	476	17,055
*	Arvinas, Inc.	5,809	57,509
*	Astrana Health, Inc.	2,286	78,044
*	Atea Pharmaceuticals, Inc.	7,814	43,055
*	AtriCure, Inc.	5,151	144,795
*	Aura Biosciences, Inc.	6,105	43,040
*	Avanos Medical, Inc.	7,018	172,783
*	Aveanna Healthcare Holdings, Inc.	3,573	23,367
*	Aytu BioPharma, Inc.	5,481	14,141
*	Azenta, Inc.	10,627	261,105
	Baxter International, Inc.	81,691	1,436,128
*	Beam Therapeutics, Inc.	39,569	1,200,128
	Becton Dickinson & Co.	28,275	4,214,106
*	Biogen, Inc.	10,477	1,983,087
*	BioLife Solutions, Inc.	8,816	185,841
*	BioMarin Pharmaceutical, Inc.	31,776	1,713,044
*	Bio-Rad Laboratories, Inc., Class A	5,035	1,410,404
*	Bioventus, Inc., Class A	3,281	32,384
*	Boston Scientific Corp.	8,550	492,566

146

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	BrightSpring Health Services, Inc.	62,406	$2,993,616
	Bristol-Myers Squibb Co.	293,601	17,789,285
*	Brookdale Senior Living, Inc.	150,568	2,162,157
	Bruker Corp.	17,202	631,485
*	C4 Therapeutics, Inc.	26,110	73,891
*	Cabaletta Bio, Inc.	15,719	47,000
	Cardinal Health, Inc.	3,668	707,484
*	CareDx, Inc.	6,667	138,740
*	Castle Biosciences, Inc.	12,898	315,872
*	Catalyst Pharmaceuticals, Inc.	59,172	1,664,508
*	Celldex Therapeutics, Inc.	3,719	122,281
	Cencora, Inc.	26,708	8,226,331
*	Centene Corp.	27,367	1,469,334
*	Certara, Inc.	12,809	78,519
*	Champions Oncology, Inc.	409	2,442
*	Charles River Laboratories International, Inc.	17,501	2,922,142
	Chemed Corp.	3,785	1,608,549
*††	Chinook Therapeutics, Inc.	45,796	0
	Cigna Group	31,616	9,186,977
*	Collegium Pharmaceutical, Inc.	24,143	814,343
	Concentra Group Holdings Parent, Inc.	62,939	1,414,239
	CONMED Corp.	15,145	555,216
*	Cooper Cos., Inc.	34,513	2,170,868
*	Corbus Pharmaceuticals Holdings, Inc.	2,368	23,396
*	CorVel Corp.	103	5,918
*	Cross Country Healthcare, Inc.	19,466	196,996
*	CryoPort, Inc.	14,143	145,107
*	Cullinan Therapeutics, Inc.	16,673	217,583
*	Cumberland Pharmaceuticals, Inc.	2,517	10,546
	CVS Health Corp.	81,707	6,805,376
*	Cytek Biosciences, Inc.	73,418	334,786
		Shares	Value†
HEALTH CARE — (Continued)
*	CytomX Therapeutics, Inc.	51,009	$215,258
	Danaher Corp.	10,017	1,792,542
*	DaVita, Inc.	4,428	686,960
*	Denali Therapeutics, Inc.	25,826	483,463
	Dentsply Sirona, Inc.	54,948	645,639
*	Dexcom, Inc.	28,804	1,715,278
*	Edwards Lifesciences Corp.	37,121	3,099,604
*	Elanco Animal Health, Inc.	194,814	4,357,989
*	Electromed, Inc.	2,174	55,894
	Elevance Health, Inc.	10,528	3,962,950
	Eli Lilly & Co.	39,546	36,959,692
*	Emergent BioSolutions, Inc.	25,554	210,309
	Encompass Health Corp.	28,780	2,878,000
*	Enhabit, Inc.	14,664	201,483
*	Enovis Corp.	5,426	127,185
	Ensign Group, Inc.	11,317	2,112,771
*	Envista Holdings Corp.	79,803	2,070,090
*	Exelixis, Inc.	77,009	3,423,820
*	Fortrea Holdings, Inc.	3,947	45,391
*	Fulcrum Therapeutics, Inc.	37,043	264,117
*	Fulgent Genetics, Inc.	17,923	272,250
*	GE HealthCare Technologies, Inc.	38,451	2,339,359
	Gilead Sciences, Inc.	115,264	15,081,142
*	Globus Medical, Inc., Class A	17,551	1,582,749
*	GoodRx Holdings, Inc., Class A	42,686	100,739
*	GRAIL, Inc.	3,934	214,324
*	Guardian Pharmacy Services, Inc., Class A	673	24,968
*	Haemonetics Corp.	22,473	1,350,403
*	Halozyme Therapeutics, Inc.	35,066	2,232,302
*	Harmony Biosciences Holdings, Inc.	25,798	806,446
#*	Harrow, Inc.	9,614	389,655
*	HealthEquity, Inc.	5,736	470,524
	HealthStream, Inc.	11,265	233,861
*	Henry Schein, Inc.	29,660	2,212,339
	Humana, Inc.	9,303	2,199,601
*	ICON PLC	12,949	1,532,255
*	ICU Medical, Inc.	7,271	866,703
*	Ideaya Biosciences, Inc.	23,498	683,792

147

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	IDEXX Laboratories, Inc.	7,895	$4,427,516
*	ImmuCell Corp.	2,993	25,321
*	Incyte Corp.	35,171	3,350,741
*	InfuSystem Holdings, Inc.	10,768	109,080
*	Innoviva, Inc.	61,298	1,409,241
*	Inogen, Inc.	10,041	71,392
*	Integer Holdings Corp.	11,738	1,038,930
*	Integra LifeSciences Holdings Corp.	16,836	177,451
*	Intellia Therapeutics, Inc.	31,610	426,103
*	Iovance Biotherapeutics, Inc.	88,192	296,325
*	IQVIA Holdings, Inc.	26,919	4,263,162
*	Jazz Pharmaceuticals PLC	23,543	4,779,700
	Johnson & Johnson	145,402	33,420,650
*	Kewaunee Scientific Corp.	2,037	75,389
††	Kinnate Biopharma, Inc.	9,473	722
	Labcorp Holdings, Inc.	17,251	4,430,057
*	Lantheus Holdings, Inc.	26,256	2,221,783
*	Lexeo Therapeutics, Inc.	1,770	10,080
*	LifeStance Health Group, Inc.	108,691	822,791
*	Ligand Pharmaceuticals, Inc.	375	86,044
*	Lipocine, Inc.	2,156	5,024
*	LivaNova PLC	32,159	1,932,756
	McKesson Corp.	488	397,818
*	Medpace Holdings, Inc.	5,527	2,313,934
	Medtronic PLC	56,627	4,585,088
	Merck & Co., Inc.	191,475	20,905,241
*	Merit Medical Systems, Inc.	5,995	408,739
*††	Merrimack Pharmaceuticals, Inc.	9,794	0
	Mesa Laboratories, Inc.	2,200	220,000
#*	Moderna, Inc.	58,328	2,679,588
*	Molina Healthcare, Inc.	6,548	1,274,372
		Shares	Value†
HEALTH CARE — (Continued)
*	Monte Rosa Therapeutics, Inc.	1,460	$27,959
	National HealthCare Corp.	9,338	1,618,182
	National Research Corp.	14,876	244,859
*	Neogen Corp.	58,238	547,437
*	NeoGenomics, Inc.	64,083	593,409
*	Neurocrine Biosciences, Inc.	11,735	1,545,147
*	Olema Pharmaceuticals, Inc.	5,524	79,601
*»	OmniAb, Inc. (2200963D US)	6,492	0
*»	OmniAb, Inc. (2200964D US)	6,492	0
*	OmniAb, Inc. (OABI UQ)	15,288	21,250
*	Omnicell, Inc.	16,584	686,909
*	Option Care Health, Inc.	63,292	1,286,726
	Oramed Pharmaceuticals, Inc.	10,581	41,054
*	OraSure Technologies, Inc.	13,192	40,104
*	Organogenesis Holdings, Inc.	28,075	65,976
	Organon & Co.	67,309	891,844
*	ORIC Pharmaceuticals, Inc.	26,854	265,318
*	Orthofix Medical, Inc.	6,455	75,911
*	OrthoPediatrics Corp.	8,457	127,362
*	Pacira BioSciences, Inc.	21,912	558,537
*	PACS Group, Inc.	2,724	91,390
#*††	PDL BioPharma, Inc.	418,608	125,582
*	Pediatrix Medical Group, Inc.	43,390	976,709
*	Pennant Group, Inc.	160	5,011
*	Personalis, Inc.	28,010	154,615
	Pfizer, Inc.	315,076	8,412,529
	Phibro Animal Health Corp., Class A	9,829	522,706
*	Prestige Consumer Healthcare, Inc.	18,190	1,024,461
*	Pro-Dex, Inc.	810	40,613
*	Progyny, Inc.	12,025	223,425
*	Protara Therapeutics, Inc.	15,481	82,514
*	Prothena Corp. PLC	21,969	242,977

148

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Puma Biotechnology, Inc.	15,611	$117,239
*	Quanterix Corp.	358	1,121
	Quest Diagnostics, Inc.	22,010	4,274,342
*	Rafael Holdings, Inc., Class B	20,549	26,097
	Regeneron Pharmaceuticals, Inc.	2,003	1,416,241
*	Relay Therapeutics, Inc.	9,155	118,649
*	Repligen Corp.	493	58,327
*	Replimune Group, Inc.	2,200	5,654
	ResMed, Inc.	12,195	2,607,413
#	Revvity, Inc.	26,503	2,295,690
*	Rigel Pharmaceuticals, Inc.	4,800	138,720
*	Roivant Sciences Ltd.	146,355	4,175,508
††	Sage Therapeutics, Inc.	4,149	1,950
	Select Medical Holdings Corp.	75,060	1,231,735
*	Sensus Healthcare, Inc.	3,395	13,478
*	SI-BONE, Inc.	922	11,424
	SIGA Technologies, Inc.	43,712	201,075
*	Simulations Plus, Inc.	467	6,617
*	Solid Biosciences, Inc.	7,667	55,662
*	Solventum Corp.	504	33,949
*	Sotera Health Co.	118,004	1,836,142
*	STAAR Surgical Co.	12,436	327,813
	STERIS PLC	17,999	3,903,623
*	Strata Critical Medical, Inc.	23,214	116,534
	Stryker Corp.	6,301	1,985,634
*	Supernus Pharmaceuticals, Inc.	15,164	727,872
*	Surgery Partners, Inc.	13,928	195,410
*	Tactile Systems Technology, Inc.	5,358	123,341
	Teleflex, Inc.	1,074	133,079
*	Tenet Healthcare Corp.	18,817	3,332,867
*	Theravance Biopharma, Inc.	2,401	40,193
	Thermo Fisher Scientific, Inc.	8,666	4,150,667
*	TruBridge, Inc.	7,905	203,159
		Shares	Value†
HEALTH CARE — (Continued)
	U.S. Physical Therapy, Inc.	4,078	$290,435
#*	UFP Technologies, Inc.	2,999	574,698
*	United Therapeutics Corp.	12,749	7,284,141
	UnitedHealth Group, Inc.	23,567	8,731,102
	Universal Health Services, Inc., Class B	17,306	2,912,081
*	Upstream Bio, Inc.	2,346	21,536
	Utah Medical Products, Inc.	2,964	193,905
*	Vanda Pharmaceuticals, Inc.	29,767	211,346
*	Varex Imaging Corp.	11,869	138,274
*	Veracyte, Inc.	34,924	1,149,698
*	Vertex Pharmaceuticals, Inc.	4,022	1,718,922
	Viatris, Inc.	258,485	3,861,766
*	Vir Biotechnology, Inc.	35,755	365,237
*	Viridian Therapeutics, Inc.	8,889	119,824
*	Voyager Therapeutics, Inc.	10,243	38,206
*	Waters Corp.	7,494	2,317,370
*	Waystar Holding Corp.	1,299	27,766
	West Pharmaceutical Services, Inc.	10,981	3,267,836
*	Xencor, Inc.	18,072	215,599
*	XOMA Royalty Corp.	579	23,704
*	Zentalis Pharmaceuticals, Inc.	5,790	23,218
	Zimmer Biomet Holdings, Inc.	29,265	2,412,314
	Zoetis, Inc.	40,548	4,661,804
*	Zymeworks, Inc.	2	55
TOTAL HEALTH CARE			416,707,447
INDUSTRIALS — (14.6%)
	3M Co.	44,651	6,542,265
#	A.O. Smith Corp.	37,177	2,299,026
#	AAON, Inc.	3,483	324,999
*	AAR Corp.	26,666	2,943,126
	ABM Industries, Inc.	48,132	1,963,786
	ACCO Brands Corp.	55,779	179,051
	Acuity, Inc.	8,677	2,514,334

149

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Advanced Drainage Systems, Inc.	19,953	$2,977,985
	Aebi Schmidt Holding AG	25,693	298,553
	AECOM	22,742	1,912,602
*	AerSale Corp.	11,900	79,968
	AGCO Corp.	33,676	4,075,470
*	Air Industries Group	317	1,002
	Alamo Group, Inc.	7,961	1,380,756
*	Alaska Air Group, Inc.	48,600	1,900,746
	Albany International Corp., Class A	20,574	1,194,115
*	Allegiant Travel Co.	12,056	911,916
	Allegion PLC	16,325	2,244,361
	Allient, Inc.	11,706	891,763
	Allison Transmission Holdings, Inc.	26,602	3,573,979
*	Alpha Pro Tech Ltd.	2,600	11,960
*	Amentum Holdings, Inc.	2,485	65,182
*	Ameresco, Inc., Class A	20,207	597,925
*	American Airlines Group, Inc.	29,844	349,473
*	American Woodmark Corp.	10,292	449,555
	AMETEK, Inc.	21,222	4,997,781
*	API Group Corp.	71,174	3,254,075
	Apogee Enterprises, Inc.	18,738	682,063
	Applied Industrial Technologies, Inc.	10,841	3,314,636
	ArcBest Corp.	14,878	1,897,986
	Arcosa, Inc.	22,913	2,897,807
	Armstrong World Industries, Inc.	15,967	2,720,617
*	Art's-Way Manufacturing Co., Inc.	4,404	11,891
	Astec Industries, Inc.	11,264	732,385
*	Astronics Corp. (ATRO US)	1,513	108,028
*	Astronics Corp. (ATROB US), Class B	13,063	932,306
*	Asure Software, Inc.	13,809	124,971
*	ATI, Inc.	39,295	6,108,801
	Atkore, Inc.	25,109	1,962,268
	Atmus Filtration Technologies, Inc.	20,804	1,318,974
	Automatic Data Processing, Inc.	21,374	4,530,006
	AZZ, Inc.	622	88,971
		Shares	Value†
INDUSTRIALS — (Continued)
	Barrett Business Services, Inc.	16,271	$513,025
	BGSF, Inc.	4,420	25,150
*	Blue Bird Corp.	17,257	1,106,346
*	BlueLinx Holdings, Inc.	4,047	214,329
*	Boeing Co.	2,183	499,972
	Boise Cascade Co.	23,497	1,862,607
	Booz Allen Hamilton Holding Corp.	9,891	769,223
*	Bowman Consulting Group Ltd.	1,186	37,430
	Brady Corp., Class A	25,407	2,078,801
*	BrightView Holdings, Inc.	40,628	483,473
	Brink's Co.	18,815	2,008,501
	Broadridge Financial Solutions, Inc.	13,941	2,146,635
*	Broadwind, Inc.	344	915
*	Builders FirstSource, Inc.	23,902	1,890,409
	BWX Technologies, Inc.	1,350	292,127
*	CACI International, Inc., Class A	5,244	2,724,468
*	Cadeler AS (CDLR US), ADR	435	12,041
#	Cadre Holdings, Inc.	12,186	361,315
	Carlisle Cos., Inc.	7,971	2,831,777
	Carpenter Technology Corp.	781	334,424
	Carrier Global Corp.	66,810	4,487,628
	Caterpillar, Inc.	31,919	28,411,421
*	CBIZ, Inc.	1,436	43,798
#*	CECO Environmental Corp.	14,200	1,052,788
*	Centuri Holdings, Inc.	10,851	407,998
	CH Robinson Worldwide, Inc.	21,888	3,979,457
	Chicago Rivet & Machine Co.	855	9,747
*	Cimpress PLC	6,314	558,536
	Cintas Corp.	20,633	3,604,791
*	Civeo Corp.	2,250	71,775
#*	Clarivate PLC	47,530	136,411
*	Clean Harbors, Inc.	11,588	3,623,336
	CNH Industrial NV	246,001	2,634,671
	Columbus McKinnon Corp.	12,673	195,798
	Comfort Systems USA, Inc.	4,378	8,056,614
	CompX International, Inc.	3,722	86,611
#	Concentrix Corp.	40,401	962,352

150

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Concrete Pumping Holdings, Inc.	22,380	$177,250
*	Conduent, Inc.	114,753	196,228
*	Construction Partners, Inc., Class A	1,366	168,920
	Copa Holdings SA, Class A	15,148	1,752,321
*	Core & Main, Inc., Class A	64,844	3,266,192
*	Costamare Bulkers Holdings Ltd.	18,748	323,965
	Costamare, Inc.	93,741	1,557,975
	Covenant Logistics Group, Inc.	14,890	519,065
*»	CPI Aerostructures, Inc.	318	1,145
	CRA International, Inc.	4,087	643,580
	Crane Co.	6,211	1,103,881
	CSW Industrials, Inc.	3,791	1,103,939
	CSX Corp.	321,882	14,623,099
	Cummins, Inc.	20,384	13,677,868
	Curtiss-Wright Corp.	200	144,040
*	Custom Truck One Source, Inc.	17,338	170,779
	Deere & Co.	12,723	7,504,916
	Delta Air Lines, Inc.	190,718	12,966,917
	Deluxe Corp.	33,492	1,043,276
*	Distribution Solutions Group, Inc.	18,675	505,346
*	DLH Holdings Corp.	4,597	26,755
*	DNOW, Inc.	109,341	1,475,010
	Donaldson Co., Inc.	33,293	2,935,444
	Douglas Dynamics, Inc.	21,663	999,314
	Dover Corp.	15,002	3,396,603
*	Ducommun, Inc.	2,063	292,802
*	DXP Enterprises, Inc.	10,411	1,777,678
*	Dycom Industries, Inc.	6,442	2,667,632
	Eastern Co.	5,309	116,055
	EMCOR Group, Inc.	5,589	4,983,544
	Emerson Electric Co.	18,174	2,552,357
	Enerpac Tool Group Corp.	25,442	893,014
	EnerSys	26,862	5,728,590
	Ennis, Inc.	21,751	454,161
	Enpro, Inc.	3,048	888,644
*	Enviri Corp.	4,687	92,287
	Equifax, Inc.	10,934	1,901,860
	Esab Corp.	27,066	2,659,776
	ESCO Technologies, Inc.	457	148,045
		Shares	Value†
INDUSTRIALS — (Continued)
	Espey Mfg. & Electronics Corp.	111	$7,869
*	Everus Construction Group, Inc.	28,967	4,270,605
	EVI Industries, Inc.	3,830	71,123
*	ExlService Holdings, Inc.	8,712	277,739
	Expeditors International of Washington, Inc.	28,690	4,242,964
	Exponent, Inc.	3,173	212,242
	Fastenal Co.	125,028	5,617,508
	Federal Signal Corp.	21,098	2,597,797
	FedEx Corp.	43,538	17,559,311
	Ferguson Enterprises, Inc.	39,977	10,702,243
	Flowserve Corp.	51,412	3,785,980
*	Fluor Corp.	56,983	3,040,043
	Fortive Corp.	61,295	3,664,828
	Fortune Brands Innovations, Inc.	32,303	1,309,564
*	Franklin Covey Co.	7,028	148,994
	Franklin Electric Co., Inc.	17,503	1,753,626
*	Frontier Group Holdings, Inc.	7,784	28,256
	FTAI Aviation Ltd.	20,080	5,013,374
*	FTI Consulting, Inc.	12,063	2,162,896
*	Gates Industrial Corp. PLC	98,140	2,513,365
	GATX Corp.	20,640	4,043,789
#	Genco Shipping & Trading Ltd.	25,725	623,574
*	Gencor Industries, Inc.	8,113	120,721
*	Generac Holdings, Inc.	11,482	2,976,479
	General Dynamics Corp.	10,050	3,460,215
	Genpact Ltd.	53,084	1,844,669
*	Gibraltar Industries, Inc.	17,221	672,136
	Global Industrial Co.	29,224	967,607
	Gorman-Rupp Co.	18,860	1,428,456
	Graco, Inc.	28,538	2,290,745
#	Granite Construction, Inc.	22,127	3,032,948
	Greenbrier Cos., Inc.	20,482	1,006,076
	Griffon Corp.	22,162	2,020,510
*	GXO Logistics, Inc.	42,980	2,455,447
*	Hayward Holdings, Inc.	106,723	1,601,912
*	Healthcare Services Group, Inc.	29,880	639,731

151

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Heartland Express, Inc.	35,324	$472,635
	Helios Technologies, Inc.	19,343	1,323,061
	Herc Holdings, Inc.	24,038	3,050,903
	Hexcel Corp.	13,287	1,247,251
*	Hillman Solutions Corp.	31,804	259,521
	HNI Corp.	36,030	1,316,536
	Honeywell International, Inc.	38,114	8,168,974
	Howmet Aerospace, Inc.	3,763	914,560
	Hub Group, Inc., Class A	41,333	1,811,625
	Hubbell, Inc.	10,239	5,203,153
*	Hudson Technologies, Inc.	26,176	163,862
	Huntington Ingalls Industries, Inc.	886	322,761
*	Hurco Cos., Inc.	3,620	60,671
*	Huron Consulting Group, Inc.	14,619	1,910,192
	Hyster-Yale, Inc.	9,238	364,624
*	IBEX Holdings Ltd.	5,950	165,113
	ICF International, Inc.	1,967	140,955
	IDEX Corp.	11,945	2,602,218
*	IES Holdings, Inc.	8,926	5,749,058
	Illinois Tool Works, Inc.	28,916	7,460,617
	Ingersoll Rand, Inc.	21,200	1,693,032
#*	Innodata, Inc.	7,915	334,250
*	Innovative Solutions & Support, Inc.	4,876	107,272
	Insteel Industries, Inc.	15,736	411,968
	Interface, Inc.	39,930	1,113,248
	ITT, Inc.	15,319	3,283,474
	Jacobs Solutions, Inc.	20,510	2,654,199
*	Janus International Group, Inc.	86,725	450,970
	JB Hunt Transport Services, Inc.	18,556	4,667,391
*	JELD-WEN Holding, Inc.	13,553	18,568
*	JetBlue Airways Corp.	182,401	849,077
	Johnson Controls International PLC	4,119	601,498
	Kadant, Inc.	5,840	1,711,879
	Karat Packaging, Inc.	6,996	200,715
	KBR, Inc.	51,889	1,945,319
	Kelly Services, Inc., Class A	19,249	187,870
	Kennametal, Inc.	49,783	1,927,100
#	Kforce, Inc.	16,899	764,004
		Shares	Value†
INDUSTRIALS — (Continued)
*	Kirby Corp.	27,028	$4,068,795
	Knight-Swift Transportation Holdings, Inc.	58,753	3,813,070
	Korn Ferry	35,185	2,337,691
*	Kratos Defense & Security Solutions, Inc.	2,714	171,118
*	L.B. Foster Co., Class A	4,677	143,163
	L3Harris Technologies, Inc.	2,792	894,976
	Landstar System, Inc.	10,347	1,904,572
*	Legalzoom.com, Inc.	39,859	257,091
	Leidos Holdings, Inc.	31,086	4,638,653
	Lennox International, Inc.	6,538	3,497,111
*	Limbach Holdings, Inc.	3,975	396,586
	Lincoln Electric Holdings, Inc.	9,790	2,594,350
	Lindsay Corp.	5,640	631,511
*	Liquidity Services, Inc.	21,955	782,696
	Lockheed Martin Corp.	16,349	8,468,292
	LSI Industries, Inc.	3,231	78,546
	Luxfer Holdings PLC	18,526	278,816
*	Lyft, Inc., Class A	110,310	1,560,886
*	Manitowoc Co., Inc.	20,697	281,272
	ManpowerGroup, Inc.	11,221	339,660
	Marten Transport Ltd.	80,831	1,218,931
*	MasTec, Inc.	1,255	494,533
*	Mastech Digital, Inc.	1,982	12,982
*	Masterbrand, Inc.	46,008	413,152
*	Matrix Service Co.	23,483	317,490
	Matson, Inc.	20,896	3,644,889
	Maximus, Inc.	27,253	1,788,342
*	Mayville Engineering Co., Inc.	7,256	165,509
	McGrath RentCorp	3,324	367,468
*	Mercury Systems, Inc.	1,168	92,167
*	Middleby Corp.	18,680	2,621,925
	Miller Industries, Inc.	10,059	482,731
	MillerKnoll, Inc.	32,857	528,341
*	Mistras Group, Inc.	23,374	441,301
*	Montrose Environmental Group, Inc.	9,000	189,450
	Moog, Inc., Class A	10,854	3,270,419
	MSA Safety, Inc.	8,681	1,444,432
	MSC Industrial Direct Co., Inc., Class A	21,386	2,187,146

152

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Mueller Industries, Inc.	21,609	$2,926,507
	Mueller Water Products, Inc., Class A	74,803	2,086,256
*	MYR Group, Inc.	5,098	2,063,721
	National Presto Industries, Inc.	4,174	583,692
*	Nextpower, Inc., Class A	26,994	3,215,795
	NL Industries, Inc.	17,836	107,016
	Nordson Corp.	6,981	2,013,669
	Norfolk Southern Corp.	34,553	10,912,874
	Northrop Grumman Corp.	5,557	3,220,170
*	NPK International, Inc.	88,701	1,450,261
	nVent Electric PLC	5,518	788,522
*	NWPX Infrastructure, Inc.	7,519	739,418
	Old Dominion Freight Line, Inc.	1,200	254,916
	Omega Flex, Inc.	5,545	174,778
*	OPENLANE, Inc.	73,158	2,300,088
*	Orion Group Holdings, Inc.	10,969	149,398
	Oshkosh Corp.	29,237	4,569,743
	Owens Corning	26,810	3,306,745
	PACCAR, Inc.	35,360	4,200,768
*	PAMT Corp.	17,231	174,033
	Pangaea Logistics Solutions Ltd.	36,161	276,993
	Park Aerospace Corp.	2,643	89,492
	Parker-Hannifin Corp.	3,931	3,574,930
	Park-Ohio Holdings Corp.	13,746	397,947
*	Parsons Corp.	21,420	1,079,782
	Paychex, Inc.	34,361	3,182,859
	Paycom Software, Inc.	3,433	435,167
*	Paylocity Holding Corp.	812	85,658
	Pentair PLC	44,556	3,596,115
*	Perma-Fix Environmental Services, Inc.	215	2,722
*	Perma-Pipe International Holdings, Inc.	5,730	187,543
*	Pioneer Power Solutions, Inc.	2,960	11,485
#*	Planet Labs PBC	64,541	2,386,081
*	Plug Power, Inc.	22,102	69,179
		Shares	Value†
INDUSTRIALS — (Continued)
	Powell Industries, Inc.	18,330	$5,082,359
*	Power Solutions International, Inc.	3,909	286,412
#	Preformed Line Products Co.	2,400	797,400
	Primoris Services Corp.	25,932	4,697,582
*	Proto Labs, Inc.	13,290	861,325
	Quad/Graphics, Inc.	36,794	273,747
*	Radiant Logistics, Inc.	39,808	334,785
*	RBC Bearings, Inc.	65	38,941
*	RCM Technologies, Inc.	3,727	116,618
	Regal Rexnord Corp.	17,859	3,840,221
	Republic Services, Inc.	37,299	7,803,697
*	Resideo Technologies, Inc.	110,163	4,557,443
#	Resources Connection, Inc.	8,226	34,878
#	Robert Half, Inc.	28,346	754,287
	Rockwell Automation, Inc.	13,003	5,317,057
	Rollins, Inc.	49,692	2,769,335
	RTX Corp.	69,599	12,254,296
	Rush Enterprises, Inc. (RUSHA US), Class A	37,535	2,778,716
	Rush Enterprises, Inc. (RUSHB US), Class B	7,757	565,175
*	RXO, Inc.	4,126	82,396
#	Ryder System, Inc.	20,564	5,218,526
*	Saia, Inc.	6,887	3,091,023
	Schneider National, Inc., Class B	60,940	1,894,625
	Science Applications International Corp.	21,986	2,127,585
	Sensata Technologies Holding PLC	52,970	2,205,671
*	Shoals Technologies Group, Inc., Class A	32,333	256,724
*	SIFCO Industries, Inc.	4,888	79,430
	Simpson Manufacturing Co., Inc.	14,474	2,760,626
*	SiteOne Landscape Supply, Inc.	809	101,974
*	SkyWest, Inc.	23,963	1,967,842
	Snap-on, Inc.	9,475	3,632,715
	Southwest Airlines Co.	157,011	5,953,857

153

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	SPX Technologies, Inc.	1,268	$277,578
	SS&C Technologies Holdings, Inc.	71,637	4,964,444
*	StandardAero, Inc.	28,521	709,032
	Standex International Corp.	258	70,434
	Stanley Black & Decker, Inc.	29,284	2,288,837
*	Star Equity Holdings, Inc.	4,041	39,885
*	Sterling Infrastructure, Inc.	9,141	4,713,282
*	Sun Country Airlines Holdings, Inc.	16,388	258,930
*	Sunrun, Inc.	135,223	1,721,389
	TaskUS, Inc., Class A	16,400	106,272
*	Taylor Devices, Inc.	432	23,976
	Tecnoglass, Inc.	21,226	914,416
	Tennant Co.	13,471	1,118,632
	Terex Corp.	65,280	4,060,416
	Tetra Tech, Inc.	56,885	1,838,523
	Textron, Inc.	39,046	3,746,854
*	Thermon Group Holdings, Inc.	26,250	1,587,862
*	TIC Solutions, Inc.	43,971	401,895
	Timken Co.	35,176	3,900,667
*	Titan International, Inc.	37,200	283,464
*	Titan Machinery, Inc.	13,481	281,888
	Toro Co.	35,319	3,361,309
	Trane Technologies PLC	11,148	5,490,836
*	Transcat, Inc.	103	7,838
	TransUnion	31,908	2,265,468
*	Trex Co., Inc.	16,675	653,660
	TriNet Group, Inc.	8,724	399,385
	Trinity Industries, Inc.	60,896	1,985,819
*	TrueBlue, Inc.	15,256	83,755
	Tutor Perini Corp.	39,272	3,649,154
	Twin Disc, Inc.	12,774	211,026
*	Uber Technologies, Inc.	60,886	4,542,704
	UFP Industries, Inc.	20,314	1,817,900
*	U-Haul Holding Co. (UHAL US)	7,228	371,230
	U-Haul Holding Co. (UHAL/B US)	61,504	2,933,126
	UL Solutions, Inc., Class A	12,348	1,117,371
*	Ultralife Corp.	13,766	94,985
	UniFirst Corp.	8,763	2,239,034
	Union Pacific Corp.	42,840	11,544,523
		Shares	Value†
INDUSTRIALS — (Continued)
*	United Airlines Holdings, Inc.	95,638	$8,607,420
	United Parcel Service, Inc., Class B	61,894	6,734,067
	United Rentals, Inc.	13,716	13,165,165
#	Universal Logistics Holdings, Inc.	15,307	368,593
#*	Upwork, Inc.	20,576	212,962
*	V2X, Inc.	17,366	1,177,588
	Valmont Industries, Inc.	8,248	4,190,314
	Veralto Corp.	43,085	3,800,097
	Verisk Analytics, Inc.	16,886	3,115,298
*	Verra Mobility Corp.	71,811	1,064,957
	Vertiv Holdings Co., Class A	45,282	14,874,684
	Virco Mfg. Corp.	17,465	105,838
*	VirTra, Inc.	2,086	9,304
	VSE Corp.	393	67,470
	Wabash National Corp.	23,463	203,893
	Waste Management, Inc.	29,343	6,823,715
#	Watsco, Inc. (WSO US)	4,666	2,042,961
»	Watsco, Inc. (WSO/B US), Class B	1,205	535,731
	Watts Water Technologies, Inc., Class A	9,489	2,848,218
	Werner Enterprises, Inc.	45,808	1,688,941
	WESCO International, Inc.	17,003	5,936,087
	Westinghouse Air Brake Technologies Corp.	15,062	4,065,083
	Willis Lease Finance Corp.	6,272	1,217,709
#	WillScot Holdings Corp.	68,847	1,558,696
	Woodward, Inc.	916	332,499
	Worthington Enterprises, Inc.	1,860	100,942
	WW Grainger, Inc.	5,684	6,601,113
*	XPO, Inc.	22,813	5,021,826
	Xylem, Inc.	8,033	949,179
	Zurn Elkay Water Solutions Corp.	23,817	1,237,531
TOTAL INDUSTRIALS			787,827,237
INFORMATION TECHNOLOGY — (22.3%)
	A10 Networks, Inc.	15,434	411,779

154

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Accenture PLC, Class A	24,131	$4,312,451
*	ACI Worldwide, Inc.	50,283	2,173,231
*	ACM Research, Inc., Class A	12,083	624,570
	Adeia, Inc.	66,896	2,130,638
*	Adobe, Inc.	19,798	4,872,288
*	Akamai Technologies, Inc.	27,351	2,816,606
*	Alarm.com Holdings, Inc.	4,077	181,060
#*	Alithya Group, Inc., Class A	7,489	7,488
*	Alpha & Omega Semiconductor Ltd.	17,378	754,727
*	Ambarella, Inc.	892	61,370
	Amdocs Ltd.	29,925	1,935,250
	Amkor Technology, Inc.	112,209	7,826,578
	Amphenol Corp., Class A	34,872	5,135,599
*	Amtech Systems, Inc.	7,816	136,077
	Analog Devices, Inc.	7,519	3,024,593
	Apple, Inc.	838,642	227,565,507
	Applied Materials, Inc.	32,121	12,671,413
*	Applied Optoelectronics, Inc.	5	822
*	AppLovin Corp., Class A	47,377	21,146,724
*	Arrow Electronics, Inc.	20,195	3,793,227
*	AstroNova, Inc.	7,311	99,430
*	Autodesk, Inc.	24,105	5,712,885
*	Aviat Networks, Inc.	8,195	187,911
	Avnet, Inc.	43,989	3,629,532
*	Axcelis Technologies, Inc.	659	91,673
	Badger Meter, Inc.	757	91,529
	Bel Fuse, Inc. (BELFA US), Class A	862	209,854
	Bel Fuse, Inc. (BELFB US), Class B	3,654	1,007,919
	Belden, Inc.	20,613	2,318,550
	Benchmark Electronics, Inc.	23,086	1,894,206
*	Bill Holdings, Inc.	37,921	1,440,998
*	BK Technologies Corp.	1,780	171,521
*	Blackbaud, Inc.	18,533	688,872
	Broadcom, Inc.	2,603	1,086,570
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CCC Intelligent Solutions Holdings, Inc.	39,543	$207,205
	CDW Corp.	21,949	3,005,038
*	Cerence, Inc.	22,454	204,331
*	CEVA, Inc.	11,017	336,459
#*	Cipher Digital, Inc.	79,073	1,402,755
*	Cirrus Logic, Inc.	18,390	2,999,041
	Cisco Systems, Inc.	104,638	9,574,377
#*	Cleanspark, Inc.	99,075	1,241,410
	Clear Secure, Inc., Class A	32,508	1,735,602
*	Clearfield, Inc.	6,868	198,417
	Climb Global Solutions, Inc.	4,156	69,322
*	Coda Octopus Group, Inc.	1,320	14,929
	Cognizant Technology Solutions Corp., Class A	79,818	4,222,372
*	Coherent Corp.	1,638	523,685
*	Cohu, Inc.	27,155	1,285,789
*	Comtech Telecommunications Corp.	14,120	49,702
*	Consensus Cloud Solutions, Inc.	4,893	126,631
	Corning, Inc.	87,893	14,435,546
*	Corsair Gaming, Inc.	18,331	124,467
	Crane NXT Co.	29,777	1,330,436
*	Crexendo, Inc.	696	4,552
	CSP, Inc.	248	2,304
	CTS Corp.	10,517	600,521
*	CVD Equipment Corp.	5,741	38,924
*	Daily Journal Corp.	417	220,493
*	Daktronics, Inc.	6,742	132,548
*	Data I/O Corp.	1,500	4,065
#*	Diebold Nixdorf, Inc.	14,813	1,137,787
#*	Digi International, Inc.	7,200	403,488
*	Diodes, Inc.	27,096	2,903,336
	Dolby Laboratories, Inc., Class A	14,879	954,339
*	Dropbox, Inc., Class A	20,775	504,625
*	DXC Technology Co.	116,128	1,314,569
#*	Eastman Kodak Co.	22,768	303,497
*	Electro-Sensors, Inc.	1,426	10,895
*	Enphase Energy, Inc.	14,856	489,654
#*	EPAM Systems, Inc.	8,681	987,724
	ePlus, Inc.	7,289	617,305
*	Everforth, Inc.	28,304	597,214
*	Everspin Technologies, Inc.	11,400	208,392

155

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	F5, Inc.	11,007	$3,565,167
*	Fabrinet	553	377,959
*	Fastly, Inc., Class A	5,239	132,311
*	First Solar, Inc.	23,667	4,778,131
*	Flex Ltd.	73,930	6,768,291
*	Fortinet, Inc.	60,967	5,140,128
	Franklin Wireless Corp.	6,922	26,165
	Gen Digital, Inc.	125,411	2,419,178
*	GLOBALFOUNDRIES, Inc.	3,303	213,374
*	Globant SA	1,182	48,734
	Hackett Group, Inc.	15,814	204,159
*	Harmonic, Inc.	26,917	307,661
	Hewlett Packard Enterprise Co.	280,988	8,084,025
*	I3 Verticals, Inc., Class A	7,584	171,019
*	Ichor Holdings Ltd.	19,091	1,259,433
*	Identiv, Inc.	1,852	8,778
	Information Services Group, Inc.	7,246	29,564
*	Insight Enterprises, Inc.	12,166	886,901
*	Intel Corp.	101,108	9,552,684
#	InterDigital, Inc.	15,946	4,728,946
	International Business Machines Corp.	75,433	17,423,514
*	inTEST Corp.	8,305	155,220
*	IPG Photonics Corp.	16,293	1,937,564
*	Itron, Inc.	16,638	1,394,264
	Jabil, Inc.	20,563	6,939,807
*	Key Tronic Corp.	10,062	28,576
*	Kimball Electronics, Inc.	17,579	474,809
	KLA Corp.	10,803	18,909,031
*	Knowles Corp.	59,564	1,857,801
	Kulicke & Soffa Industries, Inc.	5,600	478,800
*	KVH Industries, Inc.	9,686	88,143
*	Kyndryl Holdings, Inc.	44,805	619,205
	Lam Research Corp.	64,767	16,700,819
*	Lantronix, Inc.	8,601	57,713
*	LGL Group, Inc.	2,275	15,811
	Littelfuse, Inc.	4,575	1,849,078
*	LiveRamp Holdings, Inc.	38,401	1,122,461
*	MaxLinear, Inc.	21,600	1,528,200
	Methode Electronics, Inc.	17,071	136,909
	Micron Technology, Inc.	57,368	29,668,435
	Microsoft Corp.	563,895	229,944,305
*	Mirion Technologies, Inc.	6,773	133,767
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Mitek Systems, Inc.	25,235	$352,281
	MKS, Inc.	11,786	3,344,277
	Motorola Solutions, Inc.	18,956	8,322,253
*	M-Tron Industries, Inc.	92	6,144
	Napco Security Technologies, Inc.	382	17,859
*	NCR Voyix Corp.	48,601	334,861
	NetApp, Inc.	38,868	4,305,408
*	NETGEAR, Inc.	23,274	588,134
*	NetScout Systems, Inc.	34,985	1,178,995
*	NetSol Technologies, Inc.	2,729	9,279
*	nLight, Inc.	1,048	73,203
#*	Novanta, Inc.	5,258	681,069
*	Nutanix, Inc., Class A	1,759	71,926
	NVE Corp.	3,159	261,534
	NVIDIA Corp.	1,268,199	253,094,474
	NXP Semiconductors NV	42,199	12,389,204
*	Okta, Inc.	15,102	1,112,262
*	ON Semiconductor Corp.	4,295	432,979
	OneSpan, Inc.	6,338	73,394
*	Optical Cable Corp.	6,626	68,248
	Oracle Corp.	89,367	14,422,940
#*	OSI Systems, Inc.	5,703	1,636,305
*	PAR Technology Corp.	5,407	72,670
	PC Connection, Inc.	18,438	1,175,238
*	PDF Solutions, Inc.	980	41,993
	Pegasystems, Inc.	19,061	696,680
#*	Penguin Solutions, Inc.	31,666	962,963
*	Photronics, Inc.	43,303	2,142,632
*	Plexus Corp.	11,653	2,920,009
	Power Integrations, Inc.	321	23,340
*	Powerfleet, Inc. NJ	15,786	50,831
*	Progress Software Corp.	20,240	563,684
*	PTC, Inc.	16,994	2,316,282
	Qnity Electronics, Inc.	19,103	2,687,028
*	Qorvo, Inc.	20,290	1,911,724
	QUALCOMM, Inc.	73,933	13,276,888
*	Qualys, Inc.	9,993	868,691
	Ralliant Corp.	10,410	473,030
*	Rambus, Inc.	9,396	1,081,574
*	Red Violet, Inc.	3,175	118,840
*	RF Industries Ltd.	7,730	112,317
*	Ribbon Communications, Inc.	32,330	85,351

156

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Richardson Electronics Ltd.	10,614	$152,842
#*	Riot Platforms, Inc.	108,444	1,869,575
*	Rogers Corp.	10,818	1,468,543
	Roper Technologies, Inc.	1,240	439,964
	Salesforce, Inc.	19,183	3,386,375
*	Sandisk Corp.	13,293	14,575,907
*	Sanmina Corp.	23,419	5,101,127
*	ScanSource, Inc.	19,268	792,300
	Seagate Technology Holdings PLC	396	266,761
*	Silicon Laboratories, Inc.	177	38,533
#	Skyworks Solutions, Inc.	43,618	3,060,675
*	SoundThinking, Inc.	2,908	19,833
#*	Super Micro Computer, Inc.	68,654	1,881,120
#*	Synaptics, Inc.	18,436	1,725,425
*	Synopsys, Inc.	2,245	1,083,437
	TD SYNNEX Corp.	16,335	3,727,320
	TE Connectivity PLC	28,563	6,045,645
*	Teledyne Technologies, Inc.	5,049	3,260,897
*	Telos Corp.	5,593	23,882
*	Teradata Corp.	37,761	995,002
	Teradyne, Inc.	3,745	1,286,295
	Texas Instruments, Inc.	40,837	11,478,464
*	TransAct Technologies, Inc.	1,126	3,750
*	Trimble, Inc.	16,807	1,131,447
*	Trio-Tech International	1,316	18,516
*	TTM Technologies, Inc.	82,128	12,994,292
*	Turtle Beach Corp.	1,714	19,745
*	Twilio, Inc., Class A	36,089	5,343,337
#*	UiPath, Inc., Class A	121,110	1,247,433
*	Ultra Clean Holdings, Inc.	26,365	2,060,425
*	Unity Software, Inc.	5,571	147,186
	Universal Display Corp.	5,309	462,361
*	Veeco Instruments, Inc.	30,063	1,498,641
	VeriSign, Inc.	400	107,464
*	Viasat, Inc.	42,081	2,773,559
	Vishay Intertechnology, Inc.	72,093	2,088,534
*	Vishay Precision Group, Inc.	7,144	431,640
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vontier Corp.	59,654	$2,140,386
	Western Digital Corp.	43,594	18,942,465
*	WidePoint Corp.	1,177	7,462
#	Xerox Holdings Corp.	60,797	136,793
*	Xperi, Inc.	14,409	96,396
*	Zebra Technologies Corp., Class A	7,934	1,795,147
*	Zoom Communications, Inc.	36,812	3,576,286
TOTAL INFORMATION TECHNOLOGY			1,208,966,015
MATERIALS — (4.3%)
	AdvanSix, Inc.	15,014	370,245
	Air Products & Chemicals, Inc.	19,671	5,902,284
#	Albemarle Corp.	21,594	4,247,540
	Alcoa Corp.	64,969	4,144,373
*	Alpha Metallurgical Resources, Inc.	8,636	1,610,182
#	Amcor PLC	117,449	4,467,760
*	American Vanguard Corp.	5,287	15,227
*	Ampco-Pittsburgh Corp.	3,898	42,566
	AptarGroup, Inc.	20,087	2,484,360
*	Ascent Industries Co.	9,589	139,712
	Ashland, Inc.	24,097	1,283,406
	Avery Dennison Corp.	17,480	2,865,496
	Avient Corp.	48,655	1,804,127
*	Axalta Coating Systems Ltd.	94,808	2,696,340
	Balchem Corp.	89	14,384
	Ball Corp.	50,241	3,068,720
	Cabot Corp.	27,246	2,096,852
	Caledonia Mining Corp. PLC	1,210	27,709
	Celanese Corp.	16,617	1,125,968
*	Century Aluminum Co.	33,056	1,964,849
	CF Industries Holdings, Inc.	47,029	5,841,002
	Chemours Co.	23,231	626,075
*	Clearwater Paper Corp.	12,278	168,331
*	Cleveland-Cliffs, Inc.	33,418	340,864
*	Coeur Mining, Inc. CDE US	65,078	1,169,452
	Commercial Metals Co.	43,991	3,033,619
*	Compass Minerals International, Inc.	15,277	408,049

157

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Core Molding Technologies, Inc.	8,981	$242,038
	Corteva, Inc.	75,155	6,088,307
	CRH PLC (CRHCF US)	39,925	4,727,919
	Crown Holdings, Inc.	28,636	2,815,205
	Dow, Inc.	86,734	3,511,860
	DuPont de Nemours, Inc.	53,803	2,456,645
	Eagle Materials, Inc.	13,020	2,735,632
	Eastman Chemical Co.	45,724	3,341,967
	Ecolab, Inc.	9,920	2,585,152
*	Ecovyst, Inc.	53,511	758,786
	Element Solutions, Inc.	27,672	1,178,550
	Flexible Solutions International, Inc.	2,757	17,093
*	Flotek Industries, Inc.	19,731	333,454
	FMC Corp.	4,284	65,888
	Fortitude Gold Corp.	17,074	84,516
	Freeport-McMoRan, Inc.	195,140	11,275,189
	Friedman Industries, Inc.	9,833	202,461
#	Graphic Packaging Holding Co.	117,046	1,115,448
	Greif, Inc. (GEF US), Class A	22,936	1,496,345
	Greif, Inc. (GEF/B US), Class B	8,178	656,203
	Hawkins, Inc.	7,633	1,278,146
#	HB Fuller Co.	36,920	2,234,398
	Hecla Mining Co.	116,021	2,090,698
	Huntsman Corp.	93,640	1,345,607
*	Ingevity Corp.	15,733	1,198,697
	Innospec, Inc.	17,005	1,296,801
	International Flavors & Fragrances, Inc.	32,077	2,251,805
	International Paper Co.	107,943	3,283,626
*	Intrepid Potash, Inc.	8,190	324,078
	Kaiser Aluminum Corp.	11,837	2,017,380
*	Knife River Corp.	22,604	2,092,000
	Koppers Holdings, Inc.	13,632	556,595
	Kronos Worldwide, Inc.	17,014	126,584
	Linde PLC	28,227	14,145,679
	Louisiana-Pacific Corp.	1,346	97,168
*	LSB Industries, Inc.	8,343	124,311
		Shares	Value†
MATERIALS — (Continued)
	LyondellBasell Industries NV, Class A	22,793	$1,700,358
	Martin Marietta Materials, Inc.	1,624	1,005,370
	Materion Corp.	430	79,038
	Mativ Holdings, Inc.	36,512	338,831
*	McEwen, Inc.	1,523	33,019
	Mercer International, Inc.	33,440	37,453
*	Metallus, Inc.	24,539	472,130
	Minerals Technologies, Inc.	17,374	1,249,886
	Mosaic Co.	56,128	1,306,099
	Myers Industries, Inc.	26,133	538,601
	NewMarket Corp.	3,889	2,627,486
	Newmont Corp.	204,681	22,738,012
	Nexa Resources SA	6,124	92,534
	Northern Technologies International Corp.	7,510	60,080
	Nucor Corp.	37,429	8,432,379
*	O-I Glass, Inc.	77,881	709,496
	Olin Corp.	74,255	2,114,782
	Packaging Corp. of America	18,426	3,933,030
*	Perimeter Solutions, Inc.	69,028	2,091,548
	PPG Industries, Inc.	37,135	4,029,148
	Quaker Chemical Corp.	6,232	846,866
#*	Ramaco Resources, Inc. (METC US), Class A	25,100	372,735
*	Ranpak Holdings Corp.	24,217	123,265
*	Rayonier Advanced Materials, Inc.	41,212	391,102
	Reliance, Inc.	11,374	4,123,075
††	Resolute Forest Products, Inc.	66,341	17,667
	Royal Gold, Inc.	1,418	330,933
	RPM International, Inc.	21,325	2,172,804
	Ryerson Holding Corp.	32,897	911,576
#	Sensient Technologies Corp.	19,279	2,190,866
	Sherwin-Williams Co.	17,575	5,652,296
	Silgan Holdings, Inc.	39,928	1,619,080
*	Smith-Midland Corp.	225	7,601
#	Smurfit Westrock PLC	79,384	3,047,552
	Solstice Advanced Materials, Inc.	11,346	929,805

158

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Sonoco Products Co.	49,403	$2,468,174
#	Southern Copper Corp.	7,925	1,360,643
	Steel Dynamics, Inc.	31,155	7,123,902
	Stepan Co.	11,783	589,503
	SunCoke Energy, Inc.	49,070	334,657
	Sylvamo Corp.	22,362	955,528
*	Tredegar Corp.	3,100	29,760
	TriMas Corp.	28,073	1,039,262
	Tronox Holdings PLC	55,040	549,850
	U.S. Lime & Minerals, Inc.	9,815	1,056,781
	Vulcan Materials Co.	12,143	3,664,029
#	Warrior Met Coal, Inc.	35,807	3,217,259
	Westlake Corp.	17,152	1,977,283
	Worthington Steel, Inc.	36,170	1,390,013
TOTAL MATERIALS			234,194,870
REAL ESTATE — (0.3%)
*	Alset, Inc.	751	1,134
*	AMREP Corp.	1,288	35,484
*	CBRE Group, Inc., Class A	27,401	3,910,945
*	CKX Lands, Inc.	465	5,392
*	Comstock Holding Cos., Inc.	1,210	19,360
*	CoStar Group, Inc.	400	13,844
*	Cushman & Wakefield Ltd.	107,290	1,506,352
*	Five Point Holdings LLC, Class A	37,942	188,951
*	Forestar Group, Inc.	18,009	508,934
*	FRP Holdings, Inc.	15,010	315,360
*	Howard Hughes Holdings, Inc.	31,716	1,974,955
*	Jones Lang LaSalle, Inc.	12,794	4,070,155
*»	JW Mays, Inc.	300	12,099
	Kennedy-Wilson Holdings, Inc.	33,595	366,185
	Marcus & Millichap, Inc.	24,934	692,916
	Newmark Group, Inc., Class A	78,522	1,265,775
*	Seaport Entertainment Group, Inc.	5,702	127,097
	St. Joe Co.	5,482	353,973
*	Stratus Properties, Inc.	5,422	164,070
*	Tejon Ranch Co.	15,607	305,429
*	Zillow Group, Inc. (Z US), Class C	4,577	203,219
		Shares	Value†
REAL ESTATE — (Continued)
*	Zillow Group, Inc. (ZG US), Class A	700	$31,227
TOTAL REAL ESTATE			16,072,856
UTILITIES — (0.5%)
	Genie Energy Ltd., Class B	9,207	128,622
*	Hallador Energy Co.	26,044	404,463
	MDU Resources Group, Inc.	115,868	2,610,506
	New Jersey Resources Corp.	50,395	2,837,742
	NRG Energy, Inc.	38,056	5,920,753
	Ormat Technologies, Inc.	23,616	2,713,478
	Vistra Corp.	66,051	10,425,490
TOTAL UTILITIES			25,041,054
TOTAL COMMON STOCKS			5,262,603,219
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*»	GameStop Corp. Warrants 10/30/2026	2,163	7,938
INFORMATION TECHNOLOGY — (0.0%)
*»	Xerox Holdings Corp. Warrants 02/14/2028	41,109	7,581
TOTAL RIGHTS/WARRANTS			15,519

MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	49,880,589	49,880,589
TOTAL INVESTMENT SECURITIES (Cost $3,138,792,949)			5,312,499,327
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	8,987,546	103,940,973
TOTAL INVESTMENTS — (100.0%)
(Cost $3,242,737,498)			$5,416,440,300

159

U.S. Vector Equity Portfolio
CONTINUED
As of April 30, 2026, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	118	06/18/26	$39,817,584	$42,738,125	$2,920,541
Total Futures Contracts			$39,817,584	$42,738,125	$2,920,541
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$404,446,717	$26,930	—	$404,473,647
Consumer Discretionary	568,128,147	—	—	568,128,147
Consumer Staples	250,870,818	229,994	—	251,100,812
Energy	380,545,337	—	—	380,545,337
Financials	969,542,558	3,239	—	969,545,797
Health Care	416,492,667	—	$214,780	416,707,447
Industrials	787,290,361	536,876	—	787,827,237
Information Technology	1,208,966,015	—	—	1,208,966,015
Materials	234,177,203	—	17,667	234,194,870
Real Estate	16,060,757	12,099	—	16,072,856
Utilities	25,041,054	—	—	25,041,054
Rights/Warrants
Consumer Discretionary	—	7,938	—	7,938
Information Technology	—	7,581	—	7,581
Securities Lending Collateral	—	103,940,973	—	103,940,973
Money Market Funds	49,880,589	—	—	49,880,589
Total Investments in Securities	$5,311,442,223	$104,765,630	$232,447˂˃	$5,416,440,300
Financial Instruments
Assets
Futures Contracts**	2,920,541	—	—	2,920,541
Total Financial Instruments	$2,920,541	—	—	$2,920,541
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
160

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (90.5%)
COMMUNICATION SERVICES — (2.3%)
#*	AMC Global Media, Inc.	141,968	$1,205,308
#*	Angi, Inc.	177,711	1,304,399
*	Anterix, Inc.	76,566	3,699,669
	Array Digital Infrastructure, Inc.	132,207	6,569,366
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	54,554	2,886,998
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	178,152	8,802,490
	ATN International, Inc.	67,861	1,895,358
*	Bandwidth, Inc., Class A	128,408	4,726,699
*	Boston Omaha Corp., Class A	135,323	1,626,582
*	Bumble, Inc., Class A	183,720	762,438
#*	Cable One, Inc.	7,030	643,175
#*	Cargurus, Inc.	382,981	13,963,487
#*	Cars.com, Inc.	273,562	3,006,446
	Cinemark Holdings, Inc.	553,663	16,344,132
*	Cineverse Corp.	35,616	92,602
*	Clear Channel Outdoor Holdings, Inc.	219,802	527,525
*	Creative Realities, Inc.	3,139	11,457
	CuriosityStream, Inc.	60,519	190,635
*	DHI Group, Inc.	166,145	397,087
*	DoubleVerify Holdings, Inc.	299,380	3,299,168
	Entravision Communications Corp., Class A	262,383	989,184
*	EverQuote, Inc., Class A	140,309	2,023,256
*	EW Scripps Co., Class A	194,392	931,138
*	GCI Liberty, Inc. (GLBKV US), Class C	118,234	4,049,515
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	GCI Liberty, Inc. (GLIBA US), Class A	13,883	$483,961
*	Globalstar, Inc.	28,013	2,305,470
*	Gogo, Inc.	60,306	252,079
	Gray Media, Inc. GTN US	399,338	2,252,266
	Gray Media, Inc. GTNA US, Class A	3,603	38,552
#*	Grindr, Inc.	377,047	5,041,118
*	Harte Hanks, Inc.	6,069	16,811
	IDT Corp., Class B	165,635	8,306,595
*	IMAX Corp.	237,915	9,045,528
*	Intelligent Protection Management Corp.	3,698	6,767
	Iridium Communications, Inc.	448,505	17,523,090
	John Wiley & Sons, Inc. (WLY US), Class A	168,835	6,910,417
*	Liberty Broadband Corp. (LBRDA US), Class A	50,848	1,954,089
*	Liberty Broadband Corp. (LBRDK US), Class C	347,743	13,384,628
*	Liberty Global Ltd. (LBTYA US), Class A	655,885	7,595,148
*	Liberty Global Ltd. (LBTYK US), Class C	547,609	6,209,886
*	Liberty Latin America Ltd. (LILA US), Class A	122,362	993,579
*	Liberty Latin America Ltd. (LILAK US), Class C	711,467	5,912,291
*	Lionsgate Studios Corp.	163,373	2,032,360
*	Lumen Technologies, Inc.	3,366,359	29,758,614
*	Madison Square Garden Entertainment Corp.	180,125	12,053,965

161

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Madison Square Garden Sports Corp.	31,134	$10,662,150
*	Magnite, Inc.	628,087	8,048,935
	Marcus Corp.	105,256	1,854,611
	Match Group, Inc.	785,129	29,379,527
#*	MediaAlpha, Inc., Class A	154,074	1,311,170
#	National CineMedia, Inc.	136,087	461,335
	New York Times Co., Class A	558,181	44,113,044
	Nexstar Media Group, Inc.	122,871	25,574,370
*	Nextdoor Holdings, Inc.	380,958	609,533
*»	Old Market Capital Corp.	32,815	137,823
*	Optimum Communications, Inc., Class A	492,873	778,739
#	Paramount Skydance Corp., Class B	375,535	3,845,478
††	Pegasus Cos., Inc.	24	1,637
#*	Pinterest, Inc., Class A	711,424	13,986,596
*	PubMatic, Inc., Class A	3,871	37,858
*	QuinStreet, Inc.	253,838	3,238,973
*»	Reading International, Inc. (RDIB US), Class B	1,755	16,479
*	Reservoir Media, Inc.	36,804	370,248
	Saga Communications, Inc., Class A	25,532	288,001
#	Scholastic Corp.	115,804	4,673,849
	Shenandoah Telecommunications Co.	242,470	3,814,053
	Shutterstock, Inc.	146,622	2,370,878
	Sinclair, Inc.	206,583	3,212,366
	Sirius XM Holdings, Inc.	615,694	16,586,796
#*	Snap, Inc., Class A	1,416,464	8,597,937
#*	Sphere Entertainment Co.	125,822	17,923,344
	Spok Holdings, Inc.	90,441	966,814
#*	Stagwell, Inc.	786,319	4,930,220
*	Starz Entertainment Corp.	10,891	199,741
#*	TechTarget, Inc.	193,190	1,108,911
	Telephone & Data Systems, Inc.	471,979	21,267,374
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Townsquare Media, Inc., Class A	19,420	$125,453
*	Travelzoo	18,488	180,998
*	TripAdvisor, Inc.	245,572	2,733,216
#*	Uniti Group, Inc.	552,166	6,532,124
#*	Urban One, Inc. UONE US	3,819	19,935
*	Urban One, Inc. UONEK US	4,807	23,074
*	USA TODAY Co., Inc.	658,418	4,760,362
*	Versant Media Group, Inc.	7,638	306,971
#*	Vivid Seats, Inc., Class A	3,369	22,572
#*	Yelp, Inc.	303,242	8,369,479
	Zedge, Inc., Class B	9,282	30,909
#*	Ziff Davis, Inc.	178,483	8,167,382
*	ZoomInfo Technologies, Inc.	485,657	3,035,356
TOTAL COMMUNICATION SERVICES			476,701,949
CONSUMER DISCRETIONARY — (11.9%)
#*	1-800-Flowers.com, Inc., Class A	74,434	263,496
*	1stdibs.com, Inc.	44,443	205,771
*	Abercrombie & Fitch Co., Class A	211,875	18,083,531
#	Academy Sports & Outdoors, Inc.	332,056	18,209,951
*	Accel Entertainment, Inc.	121,562	1,518,309
#	Acushnet Holdings Corp.	279,755	27,085,879
*	Adient PLC	348,869	7,343,692
	ADT, Inc.	2,976,537	22,413,324
#	Advance Auto Parts, Inc.	259,815	15,461,591
	AMCON Distributing Co.	4,620	410,487
	American Eagle Outfitters, Inc.	835,317	14,551,222
*	American Outdoor Brands, Inc.	82,864	779,750
*	American Public Education, Inc.	78,133	4,543,434
*	America's Car-Mart, Inc.	37,163	453,760
	Aramark	713,290	32,590,220
#	Arhaus, Inc.	141,090	1,044,066
*	Ark Restaurants Corp.	16,816	111,490
	Arko Corp.	252,619	1,667,285

162

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Asbury Automotive Group, Inc.	83,153	$16,937,435
#	Autoliv, Inc.	235,873	27,344,757
#*	AutoNation, Inc.	167,662	35,608,056
#*	Bally's Corp.	2,399	31,955
	Bassett Furniture Industries, Inc.	104,698	1,526,497
	Bath & Body Works, Inc.	571,852	11,116,803
*	Beachbody Co., Inc.	2,115	31,640
*	Beazer Homes USA, Inc.	95,286	2,057,225
#*	Bed Bath & Beyond, Inc.	305,113	1,495,054
*	Biglari Holdings, Inc. (BH US), Class B	11,213	3,467,620
*	Biglari Holdings, Inc. (BH/A US), Class A	221	360,272
#*	Birkenstock Holding PLC	393,906	15,259,918
*	BJ's Restaurants, Inc.	98,352	3,776,717
	Bloomin' Brands, Inc.	109,587	668,481
*	Boot Barn Holdings, Inc.	136,055	23,326,630
	BorgWarner, Inc.	752,767	42,885,136
*»	Bowl America, Inc.	9,505	0
*	Bright Horizons Family Solutions, Inc.	230,964	18,733,490
	Brightstar Lottery PLC	149,863	1,967,701
*	Brinker International, Inc.	235,900	35,913,416
	Brunswick Corp.	274,449	21,804,973
	Buckle, Inc.	224,930	12,508,357
#	Build-A-Bear Workshop, Inc.	58,729	2,169,449
	Caleres, Inc.	150,488	1,971,393
*	Callaway Golf Co.	763,435	11,680,556
	Camping World Holdings, Inc., Class A	124,600	1,020,474
*	Capri Holdings Ltd.	503,869	9,830,484
#*	CarMax, Inc.	388,123	15,257,115
	Carriage Services, Inc.	70,021	3,438,031
	Carter's, Inc.	136,711	4,938,001
*	Cato Corp., Class A	61,966	177,842
#*	Cava Group, Inc.	275,894	25,771,259
*	Cavco Industries, Inc.	42,219	21,405,033
	Century Communities, Inc.	155,825	8,729,317
*	Champion Homes, Inc.	254,742	19,418,983
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Cheesecake Factory, Inc.	225,175	$14,156,752
*	Chewy, Inc., Class A	263,439	6,696,619
#	Choice Hotels International, Inc.	157,839	15,638,688
	Churchill Downs, Inc.	7,419	749,245
*	Citi Trends, Inc.	36,984	1,801,491
	Clarus Corp.	130,684	340,432
#	Columbia Sportswear Co.	227,635	13,867,524
#*	Cooper-Standard Holdings, Inc.	78,247	2,352,887
*	Coursera, Inc.	261,161	1,553,908
*	Covista, Inc.	259,438	29,892,446
#	Cracker Barrel Old Country Store, Inc.	42,553	1,332,760
#	Cricut, Inc., Class A	103,144	444,551
*	Crocs, Inc.	148,590	15,153,208
*	Culp, Inc.	31,633	104,073
	Dana, Inc.	597,399	21,775,194
*	Dauch Corp.	892,226	5,094,610
#*	Dave & Buster's Entertainment, Inc.	83,906	945,621
	Designer Brands, Inc., Class A	36,601	274,508
*	Destination XL Group, Inc.	183,666	113,377
#	Dillard's, Inc., Class A	46,633	26,544,436
#	Dine Brands Global, Inc.	54,409	1,511,482
	Domino's Pizza, Inc.	7,905	2,683,115
*	Dorman Products, Inc.	135,687	15,266,144
*	DraftKings, Inc., Class A	372,258	8,681,057
#*	Dream Finders Homes, Inc., Class A	93,397	1,363,596
#*	Driven Brands Holdings, Inc.	483,422	6,560,037
*	Duluth Holdings, Inc., Class B	107,292	354,064
#*	Duolingo, Inc.	40,624	4,472,702
#*	Dutch Bros, Inc., Class A	238,654	13,724,992
*	El Pollo Loco Holdings, Inc.	136,303	1,842,817
*	Envela Corp.	23,133	407,372
	Escalade, Inc.	56,160	1,050,192
	Ethan Allen Interiors, Inc.	113,467	2,421,386
*	Etsy, Inc.	381,967	24,575,757
*	Figs, Inc., Class A	675,333	10,102,982

163

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	First Watch Restaurant Group, Inc.	269,094	$3,530,513
*	Five Below, Inc.	131,388	30,962,896
	Flanigan's Enterprises, Inc.	9,481	304,435
	Flexsteel Industries, Inc.	26,039	1,439,957
*	Floor & Decor Holdings, Inc., Class A	371,505	17,980,842
*	Fossil Group, Inc.	8,174	36,211
*	Fox Factory Holding Corp.	186,118	3,303,595
*	Frontdoor, Inc.	264,595	18,159,155
#*	Full House Resorts, Inc.	17,234	41,706
#*	Funko, Inc., Class A	58,779	259,215
#*	GameStop Corp., Class A	201,828	5,035,609
#	Gap, Inc.	1,400,553	34,439,598
	Garrett Motion, Inc.	802,262	20,545,930
#*	Genesco, Inc.	48,314	1,714,664
	Gentex Corp.	813,195	18,792,936
*	Gentherm, Inc.	137,901	4,150,820
#*	GigaCloud Technology, Inc., Class A	87,428	3,889,672
	G-III Apparel Group Ltd.	197,264	6,152,664
#*	Global Business Travel Group I	499,307	2,925,939
	Gold.com, Inc.	105,010	4,745,402
»	Golden Entertainment, Inc.	29,776	784,252
*	Goodyear Tire & Rubber Co.	1,198,009	8,481,904
	Graham Holdings Co., Class B	25,437	28,553,287
*	Grand Canyon Education, Inc.	128,404	21,709,264
*	Green Brick Partners, Inc.	142,478	9,608,716
	Group 1 Automotive, Inc.	54,518	19,455,839
#*	Groupon, Inc.	144,267	2,050,034
	H&R Block, Inc.	595,381	18,891,439
	Hamilton Beach Brands Holding Co., Class A	44,464	925,296
	Harley-Davidson, Inc.	314,337	7,509,511
#	Hasbro, Inc.	455,044	43,611,417
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Haverty Furniture Cos., Inc. (HVT US)	66,937	$1,481,985
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	3,785	85,163
*	Helen of Troy Ltd.	5,079	117,579
*	Hilton Grand Vacations, Inc.	353,655	16,611,175
*	Holley, Inc.	284,364	938,401
	Hooker Furnishings Corp.	48,234	586,043
*	Hovnanian Enterprises, Inc., Class A	20,869	2,346,510
*	Inspired Entertainment, Inc.	43,710	306,844
	Installed Building Products, Inc.	122,810	35,436,825
#	J Jill, Inc.	44,058	561,299
	JAKKS Pacific, Inc.	44,916	977,372
	Jerash Holdings U.S., Inc.	8,187	28,573
	Johnson Outdoors, Inc., Class A	40,902	2,152,672
#	KB Home	321,169	17,018,745
#	Kohl's Corp.	484,493	6,865,266
	Kontoor Brands, Inc.	242,048	17,756,641
	Krispy Kreme, Inc.	445,975	1,757,142
#*	Kura Sushi USA, Inc., Class A	45,892	2,527,272
#	Lakeland Industries, Inc.	42,798	435,256
*	Lands' End, Inc.	126,748	1,430,985
*	Latham Group, Inc.	254,567	1,545,222
*	Laureate Education, Inc.	697,477	20,990,570
*††	Lazare Kaplan International, Inc.	9,600	0
	La-Z-Boy, Inc.	182,407	6,336,819
#	LCI Industries	112,609	13,425,245
	Lear Corp.	200,068	25,434,645
*	Legacy Education, Inc.	7,616	82,634
#*	Legacy Housing Corp.	71,725	1,560,019
	Leggett & Platt, Inc.	478,352	5,199,686
#	Levi Strauss & Co., Class A	343,974	7,663,741
*	LGI Homes, Inc.	7,339	359,391
#*	Life Time Group Holdings, Inc.	774,179	20,755,739
	Lifetime Brands, Inc.	66,993	452,203

164

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lincoln Educational Services Corp.	141,524	$5,822,297
*	Lindblad Expeditions Holdings, Inc.	213,934	3,964,197
	Lithia Motors, Inc.	89,528	25,973,863
*	Live Ventures, Inc.	5,483	73,801
	LKQ Corp.	540,833	17,079,506
*	Lovesac Co.	64,851	1,025,294
#*	Lucid Group, Inc.	20,200	128,674
*	M/I Homes, Inc.	119,111	15,661,905
	Macy's, Inc.	1,127,103	22,034,864
*	Malibu Boats, Inc., Class A	87,425	2,238,080
	Marine Products Corp.	112,744	892,932
*	MarineMax, Inc.	99,476	2,858,940
	Marriott Vacations Worldwide Corp.	166,593	11,996,362
*	MasterCraft Boat Holdings, Inc.	72,471	1,692,198
*	Mattel, Inc.	1,268,423	19,127,819
#	Matthews International Corp., Class A	107,119	3,057,176
	Meritage Homes Corp.	319,437	21,510,888
#*	Mister Car Wash, Inc.	834,996	5,911,772
#*	Mobileye Global, Inc., Class A	332,638	2,890,624
*	Mohawk Industries, Inc.	223,439	23,586,221
	Monarch Casino & Resort, Inc.	25,331	3,006,536
#	Monro, Inc.	128,617	2,258,515
*	Motorcar Parts of America, Inc.	84,388	946,833
	Movado Group, Inc.	69,363	1,889,448
#	Murphy USA, Inc.	53,860	31,669,680
#	Nathan's Famous, Inc.	22,609	2,269,491
*	National Vision Holdings, Inc.	343,234	7,969,893
	Newell Brands, Inc.	1,845,075	7,527,906
#*	Norwegian Cruise Line Holdings Ltd.	1,279,919	23,268,927
*	Ollie's Bargain Outlet Holdings, Inc.	275,451	23,829,266
	OneSpaWorld Holdings Ltd.	453,771	11,189,993
#*	OneWater Marine, Inc., Class A	51,756	485,989
#	Oxford Industries, Inc.	60,168	2,577,597
#	Papa John's International, Inc.	145,592	5,268,974
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Patrick Industries, Inc.	147,186	$13,688,298
	Penske Automotive Group, Inc.	22,012	3,775,498
	Perdoceo Education Corp.	304,617	10,338,701
*	Petco Health & Wellness Co., Inc.	979,927	2,782,993
	Phinia, Inc.	159,761	11,526,756
*	Planet Fitness, Inc., Class A	296,461	19,765,055
#	Polaris, Inc.	254,250	16,849,148
	Pool Corp.	64,166	13,687,891
*	Pursuit Attractions & Hospitality, Inc.	118,068	4,968,301
	PVH Corp.	238,349	21,794,633
#*	QuantumScape Corp.	1,712,311	12,482,747
	RCI Hospitality Holdings, Inc.	36,427	911,404
	Red Rock Resorts, Inc., Class A	65,674	3,543,769
*	Revolve Group, Inc.	179,861	4,577,462
#*	RH	82,814	10,928,135
	Rocky Brands, Inc.	47,249	1,732,621
*	Rush Street Interactive, Inc.	183,964	5,169,388
#*	Sabre Corp.	452,336	827,775
#*	Sally Beauty Holdings, Inc.	437,597	6,205,125
#*	Savers Value Village, Inc.	350,808	2,964,328
	Service Corp. International	278,967	22,604,696
*	Shake Shack, Inc., Class A	180,177	18,460,935
#	Shoe Carnival, Inc.	121,970	2,258,884
#	Signet Jewelers Ltd.	183,000	16,292,490
#*	Sleep Number Corp.	12,897	38,820
	Smith & Wesson Brands, Inc.	197,429	3,068,047
*	Smith Douglas Homes Corp.	9,584	135,901
#*	Solid Power, Inc.	874,490	3,016,991
	Somnigroup International, Inc.	1,522	115,459
#	Sonic Automotive, Inc., Class A	144,746	11,398,748
*	Sonos, Inc.	517,319	7,671,841
*	Sportsman's Warehouse Holdings, Inc.	156,922	221,260
	Standard Motor Products, Inc.	97,451	3,641,744
	Steven Madden Ltd.	322,983	12,131,241

165

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Stitch Fix, Inc., Class A	525,581	$1,913,115
*	Stoneridge, Inc.	96,758	677,306
	Strategic Education, Inc.	109,347	8,572,805
*	Strattec Security Corp.	15,549	1,170,218
*	Stride, Inc.	285,074	27,697,790
	Sturm Ruger & Co., Inc.	70,236	3,046,838
	Superior Group of Cos., Inc.	52,440	591,523
#*	Sweetgreen, Inc., Class A	160,661	1,105,348
*	Sypris Solutions, Inc.	706	2,351
*	Target Hospitality Corp.	170,234	2,475,202
*	Taylor Morrison Home Corp.	581,617	35,327,417
	Texas Roadhouse, Inc.	138,805	22,346,217
#	Thor Industries, Inc.	204,444	16,159,254
#*	Tilly's, Inc., Class A	51,949	211,432
	Toll Brothers, Inc.	90,262	12,829,841
*	TopBuild Corp.	69,619	30,820,331
	Travel & Leisure Co.	311,945	20,170,364
*	Tri Pointe Homes, Inc.	112,397	5,270,295
*	Udemy, Inc.	369,095	1,749,510
#*	Under Armour, Inc. (UA US), Class C	911,650	5,533,716
#*	Under Armour, Inc. (UAA US), Class A	730,807	4,596,776
*	Unifi, Inc.	83,877	305,312
#*	United Parks & Resorts, Inc.	240,568	8,480,022
*	Universal Electronics, Inc.	6,211	26,148
*	Universal Technical Institute, Inc.	236,401	8,872,130
	Upbound Group, Inc.	194,146	3,836,325
*	Urban Outfitters, Inc.	580,115	40,805,289
#	Vail Resorts, Inc.	134,447	17,098,969
#*	Valvoline, Inc.	836,626	27,801,082
*	Vera Bradley, Inc.	82,174	337,735
	VF Corp.	1,173,775	22,219,561
*	Victoria's Secret & Co.	308,847	16,007,540
*	Vince Holding Corp.	11,282	56,297
	Visteon Corp.	130,526	14,581,059
#*	Warby Parker, Inc., Class A	441,655	9,769,409
*	Wayfair, Inc., Class A	262,164	16,760,145
#	Wendy's Co.	901,219	6,272,484
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Weyco Group, Inc.	56,235	$1,855,193
#	Whirlpool Corp.	169,877	9,523,305
#	Wingstop, Inc.	82,146	13,476,873
	Winmark Corp.	15,984	6,081,752
	Winnebago Industries, Inc.	125,071	4,078,565
	Wolverine World Wide, Inc.	337,864	5,750,445
	Wyndham Hotels & Resorts, Inc.	283,178	23,045,026
#	Wynn Resorts Ltd.	233,534	25,013,827
#*	XPEL, Inc.	102,821	4,896,336
#*	YETI Holdings, Inc.	350,715	13,839,214
*	Zumiez, Inc.	75,765	1,861,546
TOTAL CONSUMER DISCRETIONARY			2,462,620,517
CONSUMER STAPLES — (3.5%)
#	Albertsons Cos., Inc., Class A	1,396,393	23,529,222
	Alico, Inc.	34,410	1,431,800
	Andersons, Inc.	165,038	12,962,085
	B&G Foods, Inc.	301,438	1,669,967
*	BellRing Brands, Inc.	14,395	256,231
#*	BJ's Wholesale Club Holdings, Inc.	224,206	21,050,701
*	Boston Beer Co., Inc. , Class A	30,672	7,270,491
*	Bridgford Foods Corp.	27,242	202,953
#	Brown-Forman Corp. (BFB US), Class B	147,928	3,812,105
	Calavo Growers, Inc.	80,074	2,254,884
#	Cal-Maine Foods, Inc.	215,862	16,677,498
#	Campbell's Co.	743,531	15,458,009
*	Central Garden & Pet Co. (CENT US)	60,154	2,226,901
*	Central Garden & Pet Co. (CENTA US), Class A	213,565	7,167,241
*	Chefs' Warehouse, Inc.	181,013	14,046,609
	Clorox Co.	299,311	28,865,553
	Coca-Cola Consolidated, Inc.	95,519	19,588,081
	Coffee Holding Co., Inc.	700	3,255
	Conagra Brands, Inc.	990,896	14,219,358
*	Coty, Inc., Class A	1,655,524	4,072,589
*	Darling Ingredients, Inc.	491,728	31,583,689
	Dole PLC	383,951	5,828,376
	Edgewell Personal Care Co.	207,825	4,686,454

166

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	elf Beauty, Inc.	183,759	$11,755,063
#	Energizer Holdings, Inc.	276,968	5,423,033
*	Farmer Bros Co.	5,498	7,037
#	Flowers Foods, Inc.	453,379	4,107,614
	Fresh Del Monte Produce, Inc.	233,374	9,776,037
*††	Fresh Market, Inc.	285,242	0
#*	Freshpet, Inc.	261,188	17,598,847
#*	Grocery Outlet Holding Corp.	36,988	292,575
#*	Herbalife Ltd.	421,001	6,988,617
*	HF Foods Group, Inc.	33,872	65,373
*	Honest Co., Inc.	126,108	441,378
	Hormel Foods Corp.	241,279	5,180,260
	Ingles Markets, Inc., Class A	64,138	5,866,703
	Ingredion, Inc.	264,024	29,502,042
#	Interparfums, Inc.	142,859	13,031,598
	J&J Snack Foods Corp.	86,521	7,636,343
	J.M. Smucker Co.	156,653	15,356,694
	John B Sanfilippo & Son, Inc.	39,954	3,267,838
*	Laird Superfood, Inc.	12,003	38,290
	Lamb Weston Holdings, Inc.	550,931	23,993,045
#	Lifevantage Corp.	72,727	367,271
*	Lifeway Foods, Inc.	35,217	945,224
	Limoneira Co.	74,883	953,261
#*	Mama's Creations, Inc.	119,772	1,699,565
*	Maplebear, Inc.	512,688	21,712,337
	Marzetti Co.	122,603	15,972,719
#*	Medifast, Inc.	44,360	482,193
	MGP Ingredients, Inc.	95,246	1,899,205
*	Mission Produce, Inc.	220,564	3,057,017
#	Molson Coors Beverage Co., Class B	409,699	17,510,535
*	National Beverage Corp.	318,602	10,902,560
*	Natural Alternatives International, Inc.	25,533	68,173
	Natural Grocers by Vitamin Cottage, Inc.	107,085	3,101,182
*	Nature's Sunshine Products, Inc.	75,604	2,053,405
*	Niagen Bioscience, Inc.	354,150	1,675,129
	Nu Skin Enterprises, Inc., Class A	150,500	1,098,650
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Oil-Dri Corp. of America	56,224	$4,101,541
	Pilgrim's Pride Corp.	286,750	9,491,425
*	Post Holdings, Inc.	246,681	25,839,835
	PriceSmart, Inc.	136,768	21,461,635
	Primo Brands Corp.	43,817	892,990
#	Reynolds Consumer Products, Inc.	579,029	12,142,238
*	Rocky Mountain Chocolate Factory, Inc.	13,940	34,153
	Seaboard Corp.	3,504	19,923,499
*	Seneca Foods Corp. (SENEA US), Class A	46,180	6,458,735
*»	Seneca Foods Corp. (SENEB US), Class B	2,796	388,728
	Spectrum Brands Holdings, Inc.	127,532	10,534,143
*	Sprouts Farmers Market, Inc.	453,242	37,097,858
#	Tootsie Roll Industries, Inc.	183,908	7,764,596
»	TreeHouse Foods, Inc.	180,400	348,172
	Turning Point Brands, Inc.	100,591	8,115,682
*	United Natural Foods, Inc.	270,596	13,535,212
	United-Guardian, Inc.	8,416	59,164
	Universal Corp.	135,059	7,236,461
*	USANA Health Sciences, Inc.	81,939	1,560,938
	Utz Brands, Inc.	334,016	2,658,767
	Village Super Market, Inc., Class A	61,564	2,652,793
*	Vita Coco Co., Inc.	234,811	15,495,178
#*	Vital Farms, Inc.	170,079	2,321,578
	WD-40 Co.	60,239	12,647,780
	Weis Markets, Inc.	154,154	10,818,528
*	Zevia PBC, Class A	8,079	10,341
TOTAL CONSUMER STAPLES			716,282,835
ENERGY — (5.7%)
*	Amplify Energy Corp.	182,878	1,170,419
	Antero Midstream Corp.	2,072,690	45,309,003
*	Antero Resources Corp.	558,554	21,928,830
	APA Corp.	942,039	38,369,248
	Archrock, Inc.	735,199	28,488,961

167

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Ardmore Shipping Corp.	181,261	$3,211,945
#	Atlas Energy Solutions, Inc.	165,711	2,880,057
*	BKV Corp.	214,984	6,778,446
#	Borr Drilling Ltd.	1,173,640	7,077,049
	Bristow Group, Inc.	124,972	6,139,874
	Cactus, Inc., Class A	302,552	16,858,197
	California Resources Corp.	335,252	22,884,302
*	Calumet, Inc.	13,533	442,800
#*	Centrus Energy Corp., Class A	65,989	13,921,039
	Chord Energy Corp. (CHRD US)	44,167	6,430,715
*	Clean Energy Fuels Corp.	995,448	2,289,530
#*	CNX Resources Corp.	654,920	25,482,937
#*	Comstock Resources, Inc.	1,068,688	18,616,545
*	Comstock, Inc.	85,011	278,836
#	Core Laboratories, Inc.	164,926	2,416,166
	Core Natural Resources, Inc.	139,483	12,517,204
	Crescent Energy Co., Class A	1,246,674	16,767,765
*	CVR Energy, Inc.	428,274	14,193,000
	Delek U.S. Holdings, Inc.	25,012	1,165,309
	DHT Holdings, Inc.	721,739	13,337,737
*	DMC Global, Inc.	85,254	526,870
	Dorian LPG Ltd.	188,367	7,261,548
*	Drilling Tools International Corp.	2,970	10,247
*	DT Midstream, Inc.	274,171	40,574,566
#	Energy Services of America Corp.	81,925	1,392,725
#	Epsilon Energy Ltd.	89,943	572,038
	Evolution Petroleum Corp.	93,468	448,646
	Excelerate Energy, Inc., Class A	113,035	3,944,922
*	Expro Group Holdings NV	438,440	7,983,992
	Flowco Holdings, Inc., Class A	4,876	121,071
*	Forum Energy Technologies, Inc.	50,631	3,183,171
	FutureFuel Corp.	149,425	744,137
*	Geospace Technologies Corp.	58,642	536,574
*	Gevo, Inc.	40,698	77,733
		Shares	Value†
ENERGY — (Continued)
*	Gran Tierra Energy, Inc. (GTE US)	35,986	$333,230
	Granite Ridge Resources, Inc.	235,254	1,418,582
*	Green Plains, Inc.	313,945	5,456,364
*	Gulfport Energy Corp.	54,828	10,556,583
*	Helix Energy Solutions Group, Inc.	654,639	6,775,514
	Helmerich & Payne, Inc.	429,338	17,336,668
	HF Sinclair Corp.	529,845	35,610,882
*	Innovex International, Inc.	234,229	6,504,539
#	International Seaways, Inc.	220,143	18,260,862
#	Kinetik Holdings, Inc.	208,140	10,519,396
	Kodiak Gas Services, Inc.	351,670	23,843,226
*	Kosmos Energy Ltd.	45,735	140,864
	Liberty Energy, Inc.	731,958	24,732,861
	Magnolia Oil & Gas Corp., Class A	748,383	22,631,102
*	Mammoth Energy Services, Inc.	156,438	447,413
	Matador Resources Co.	471,767	29,928,899
	Mexco Energy Corp.	11,067	109,121
*	MIND Technology, Inc.	2,455	15,246
#	Murphy Oil Corp.	575,854	24,047,663
*	Nabors Industries Ltd.	36,259	3,720,536
	NACCO Industries, Inc., Class A	38,337	1,847,077
*	National Energy Services Reunited Corp.	235,617	5,876,288
	Natural Gas Services Group, Inc.	56,219	2,287,551
*	NCS Multistage Holdings, Inc.	3,536	193,313
#	Noble Corp. PLC	540,911	27,602,688
#	Nordic American Tankers Ltd.	965,623	5,388,176
#	Northern Oil & Gas, Inc.	395,143	10,732,084
	NOV, Inc.	1,411,214	28,873,438
*	Oceaneering International, Inc.	436,858	16,399,649
*	Oil States International, Inc.	267,793	3,074,264
*	OPAL Fuels, Inc., Class A	14,890	32,162
	Ovintiv, Inc.	376,490	23,172,960

168

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Par Pacific Holdings, Inc.	233,412	$15,328,166
#	Patterson-UTI Energy, Inc.	1,591,477	19,447,849
	PBF Energy, Inc., Class A	441,366	19,137,630
	Peabody Energy Corp.	525,787	14,017,481
*	PEDEVCO Corp.	825	13,184
	Permian Resources Corp., Class A	559,271	12,091,439
*	PrimeEnergy Resources Corp.	6,843	1,516,340
*	ProFrac Holding Corp., Class A	30,475	229,782
*	ProPetro Holding Corp.	497,527	8,522,638
	Range Resources Corp.	841,287	36,595,985
	Ranger Energy Services, Inc., Class A	98,108	1,712,966
*	REX American Resources Corp.	158,667	7,695,350
	Riley Exploration Permian, Inc.	66,917	2,420,388
#	RPC, Inc.	935,759	7,373,781
	SandRidge Energy, Inc.	163,695	2,545,457
	Scorpio Tankers, Inc.	226,179	18,395,138
*	SEACOR Marine Holdings, Inc.	115,407	877,093
*	Seadrill Ltd.	259,832	12,911,052
	Select Water Solutions, Inc.	481,742	8,059,544
	SFL Corp. Ltd.	607,516	7,004,660
	SM Energy Co.	986,973	30,625,772
	Smart Sand, Inc.	30,798	169,697
#	Solaris Energy Infrastructure, Inc.	164,609	12,154,729
*	Talos Energy, Inc.	721,882	11,492,361
	Teekay Corp. Ltd.	377,051	5,037,401
	Teekay Tankers Ltd., Class A	132,815	10,432,618
*	TETRA Technologies, Inc.	596,462	5,678,318
#*	Tidewater, Inc.	220,759	19,720,401
#*	Transocean Ltd.	4,287,339	29,239,652
#*	Uranium Energy Corp.	1,619,299	24,111,362
	VAALCO Energy, Inc.	272,590	1,790,916
*	Valaris Ltd.	269,179	27,450,874
#	Vitesse Energy, Inc.	112,439	2,109,356
	W&T Offshore, Inc.	136,298	573,815
		Shares	Value†
ENERGY — (Continued)
	Weatherford International PLC	214,928	$23,717,305
	Western Midstream Partners LP	8,117	352,927
	World Kinect Corp.	262,278	7,073,638
TOTAL ENERGY			1,171,830,420
FINANCIALS — (18.6%)
	1st Source Corp.	164,414	12,089,361
*	Acacia Research Corp.	360,022	1,828,912
	Acadian Asset Management, Inc.	202,867	13,663,092
	ACNB Corp.	36,727	1,861,692
	Affiliated Managers Group, Inc.	133,025	39,198,477
	Alerus Financial Corp.	105,205	2,834,223
	Ally Financial, Inc.	32,812	1,456,525
*	AlTi Global, Inc.	7,712	27,300
	Amalgamated Financial Corp.	132,410	5,412,921
	Amerant Bancorp, Inc.	180,220	4,139,653
	American Coastal Insurance Corp.	127,097	1,512,454
	American Financial Group, Inc.	73,375	9,778,686
	Ameris Bancorp	321,999	27,450,415
	AMERISAFE, Inc.	86,769	2,629,101
	AmeriServ Financial, Inc.	196,617	778,603
	Ames National Corp.	38,651	1,089,185
	Arrow Financial Corp.	75,117	2,768,061
#	Artisan Partners Asset Management, Inc., Class A	301,902	11,303,211
	Associated Banc-Corp.	744,580	20,967,373
	Associated Capital Group, Inc., Class A	8,141	320,348
	Assurant, Inc.	81,971	19,367,288
	Assured Guaranty Ltd.	229,446	18,791,627
	Atlantic American Corp.	13,763	35,646
	Atlantic Union Bankshares Corp.	630,325	23,731,736
*	Atlanticus Holdings Corp.	58,580	4,651,838
	Auburn National BanCorp, Inc.	3,016	72,294

169

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Axis Capital Holdings Ltd.	322,506	$32,382,827
*	Axos Financial, Inc.	250,698	24,177,315
#*	Baldwin Insurance Group, Inc.	324,621	7,375,389
	Banc of California, Inc.	647,055	12,119,340
	BancFirst Corp.	148,327	16,554,776
*	Bancorp, Inc.	208,415	12,469,469
#	Bank First Corp.	33,337	4,844,199
	Bank of Hawaii Corp.	187,777	14,930,149
	Bank of Marin Bancorp	71,132	1,823,824
	Bank of NT Butterfield & Son Ltd.	192,299	10,662,980
	Bank OZK	600,276	28,909,292
	Bank7 Corp.	15,044	645,989
	BankUnited, Inc.	552,022	25,657,983
	Bankwell Financial Group, Inc.	34,409	1,779,633
	Banner Corp.	230,073	15,394,184
	Bar Harbor Bankshares	72,646	2,488,126
	BayCom Corp.	49,879	1,495,372
	BCB Bancorp, Inc.	77,139	782,961
#	Beacon Financial Corp.	348,087	9,930,922
	BGC Group, Inc., Class A	1,574,312	17,679,524
	Blue Ridge Bankshares, Inc.	216,752	743,459
	BOK Financial Corp.	234,757	31,408,139
*	Bowhead Specialty Holdings, Inc.	61,109	1,453,172
	Bread Financial Holdings, Inc.	216,997	18,397,006
*	Bridgewater Bancshares, Inc.	105,792	1,918,009
*	Brighthouse Financial, Inc.	259,795	16,174,837
	Burke & Herbert Financial Services Corp.	45,815	2,946,363
	Business First Bancshares, Inc.	122,426	3,352,024
*	BV Financial, Inc.	1,545	30,251
	Byline Bancorp, Inc.	195,341	6,280,213
	C&F Financial Corp.	14,393	1,075,877
	California BanCorp	69,826	1,305,048
*»	California First Leasing Corp.	1,063	28,223
	Camden National Corp.	80,616	3,883,273
#	Capital Bancorp, Inc.	57,138	1,799,276
		Shares	Value†
FINANCIALS — (Continued)
	Capital City Bank Group, Inc.	95,094	$4,390,490
	Capitol Federal Financial, Inc.	571,481	4,388,974
*	Carter Bankshares, Inc.	98,816	2,529,690
	Cass Information Systems, Inc.	78,425	3,708,718
	Cathay General Bancorp	312,827	17,527,697
	CB Financial Services, Inc.	6,359	223,710
*	CCUR Holdings, Inc.	16	36,960
	Central Pacific Financial Corp.	117,749	3,918,687
	CF Bankshares, Inc.	11,207	328,365
	Chemung Financial Corp.	20,165	1,339,158
	ChoiceOne Financial Services, Inc.	56,949	1,710,178
	Citizens & Northern Corp.	75,070	1,657,546
	Citizens Community Bancorp, Inc.	13,832	287,014
	Citizens Financial Services, Inc.	1,358	85,771
	City Holding Co.	87,786	10,794,167
	Civista Bancshares, Inc.	91,452	2,274,411
	CNB Financial Corp.	127,994	3,888,458
	CNO Financial Group, Inc.	440,893	19,597,694
*	Coastal Financial Corp.	65,123	4,924,601
	Cohen & Co., Inc.	1,391	32,661
	Cohen & Steers, Inc.	266,931	18,762,580
	Colony Bankcorp, Inc.	61,832	1,226,747
	Columbia Banking System, Inc.	987,018	29,215,733
*	Columbia Financial, Inc.	406,698	7,820,803
	Commerce Bancshares, Inc.	458,470	23,854,194
#	Community Financial System, Inc.	233,459	14,791,962
	Community Trust Bancorp, Inc.	141,741	9,203,243
	Community West Bancshares	120,425	2,856,481
	ConnectOne Bancorp, Inc.	219,999	6,428,371
*	Consumer Portfolio Services, Inc.	145,523	1,321,349

170

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Corebridge Financial, Inc.	3,897	$107,323
	Crawford & Co. (CRD/A US), Class A	179,113	1,923,674
	Crawford & Co. (CRD/B US), Class B	147,712	1,481,551
#*	Credit Acceptance Corp.	41,281	20,843,190
	Cullen/Frost Bankers, Inc.	188,897	27,376,842
*	Customers Bancorp, Inc.	146,570	11,178,894
#	CVB Financial Corp.	821,938	16,742,877
#*	Dave, Inc.	51,373	13,972,942
	DigitalBridge Group, Inc.	456,831	7,108,290
	Dime Community Bancshares, Inc.	190,606	6,840,849
	Donegal Group, Inc. (DGICA US), Class A	166,837	2,806,198
	Donegal Group, Inc. (DGICB US), Class B	5,267	101,390
*	Donnelley Financial Solutions, Inc.	121,439	6,108,382
	Eagle Bancorp Montana, Inc.	22,214	491,374
	Eagle Bancorp, Inc.	138,173	3,571,772
	Eagle Financial Services, Inc.	5,599	210,970
	Eastern Bankshares, Inc.	1,054,172	21,325,900
*	eHealth, Inc.	125,543	258,619
	Employers Holdings, Inc.	194,709	8,201,143
#	Enact Holdings, Inc.	190,647	8,146,346
*	Encore Capital Group, Inc.	144,232	11,938,083
*	Enova International, Inc.	141,929	24,044,192
	Enterprise Financial Services Corp.	163,369	9,445,996
	Equitable Holdings, Inc.	346,238	14,611,244
	Equity Bancshares, Inc., Class A	101,822	4,616,609
#	Erie Indemnity Co., Class A	5,230	1,145,004
#	Esquire Financial Holdings, Inc.	36,826	3,871,149
		Shares	Value†
FINANCIALS — (Continued)
	Essent Group Ltd.	480,224	$29,063,156
*	Euronet Worldwide, Inc.	185,295	13,411,652
	Evercore, Inc., Class A	80,487	25,859,668
	EVERTEC, Inc.	301,927	8,915,904
#*	EZCORP, Inc., Class A	277,112	9,083,731
	F&G Annuities & Life, Inc.	84,163	2,410,428
#	FactSet Research Systems, Inc.	66,248	15,076,720
	Farmers & Merchants Bancorp, Inc.	31,426	841,588
	Farmers National Banc Corp.	184,655	2,598,096
*	FB Bancorp, Inc.	32,489	454,196
	FB Financial Corp.	228,984	12,381,165
	Federal Agricultural Mortgage Corp. (AGM US), Class C	41,319	7,181,242
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,089	281,336
	Federated Hermes, Inc.	443,904	25,786,383
	Fidelis Insurance Holdings Ltd.	462,254	9,767,427
	Fidelity D&D Bancorp, Inc.	1,359	61,277
#*	Finance of America Cos., Inc., Class A	16,761	331,030
	Financial Institutions, Inc.	86,656	2,952,370
	Finward Bancorp	837	26,935
	First American Financial Corp.	394,724	27,681,994
	First BanCorp	1,005,986	24,425,340
	First Bancorp, Inc.	54,707	1,556,961
#	First Bancorp/Southern Pines NC	190,551	11,002,415
	First Bank	107,316	1,592,569
	First Busey Corp.	378,573	9,918,613
	First Business Financial Services, Inc.	47,250	2,655,450
	First Capital, Inc.	1,242	67,167
	First Commonwealth Financial Corp.	499,661	9,198,759
	First Community Bankshares, Inc.	142,138	6,057,922

171

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Community Corp.	27,668	$819,249
#	First Financial Bancorp	595,311	18,026,017
	First Financial Bankshares, Inc.	625,520	20,185,530
	First Financial Corp.	52,666	3,458,576
#	First Hawaiian, Inc.	534,016	14,567,956
	First Horizon Corp.	1,237,022	30,876,069
	First Internet Bancorp	40,388	925,693
#	First Interstate BancSystem, Inc., Class A	448,978	15,934,229
	First Merchants Corp.	272,672	11,026,856
	First Mid Bancshares, Inc.	89,518	3,767,813
	First National Corp.	4,006	107,040
	First Northwest Bancorp	23,200	232,000
	First U.S. Bancshares, Inc.	2,966	48,939
	First United Corp.	35,254	1,310,039
*	First Western Financial, Inc.	29,332	830,389
	FirstCash Holdings, Inc.	197,294	43,053,497
#*	Firstsun Capital Bancorp	112,511	3,978,389
	Five Star Bancorp	50,285	2,034,028
#	Flagstar Bank NA	1,435,219	20,050,009
	Flushing Financial Corp.	152,618	2,460,202
*	Flywire Corp.	506,045	6,836,668
	FNB Corp.	1,616,999	28,863,432
	Franklin Financial Services Corp.	1,411	79,510
	Franklin Resources, Inc.	233,094	6,985,827
	FS Bancorp, Inc.	41,201	1,674,409
	Fulton Financial Corp.	871,886	18,824,019
	FVCBankcorp, Inc.	39,195	613,794
*	GBank Financial Holdings, Inc.	853	25,121
#	GCM Grosvenor, Inc., Class A	188,297	2,056,203
*	Genworth Financial, Inc.	2,349,974	20,656,271
	German American Bancorp, Inc.	161,122	6,939,525
	Glacier Bancorp, Inc.	554,174	27,182,235
	Globe Life, Inc.	184,173	28,417,894
*	GoHealth, Inc., Class A	18,764	21,203
		Shares	Value†
FINANCIALS — (Continued)
*	Goosehead Insurance, Inc., Class A	91,506	$4,098,554
	Great Southern Bancorp, Inc.	82,126	5,602,636
*	Green Dot Corp., Class A	246,332	3,091,467
	Greene County Bancorp, Inc.	21,715	522,246
*	Greenlight Capital Re Ltd., Class A	153,502	2,812,157
*	Hagerty, Inc., Class A	50,403	512,094
	Hamilton Insurance Group Ltd., Class B	198,330	6,499,274
#	Hamilton Lane, Inc., Class A	166,645	15,329,674
	Hancock Whitney Corp.	394,913	26,660,577
	Hanmi Financial Corp.	133,061	3,979,855
	Hanover Bancorp, Inc.	864	20,494
	Hanover Insurance Group, Inc.	154,898	29,072,806
	Hawthorn Bancshares, Inc.	8,989	302,210
	HBT Financial, Inc.	90,455	2,511,031
	HCI Group, Inc.	57,439	8,820,907
	Heritage Financial Corp.	197,330	5,430,522
*	Heritage Insurance Holdings, Inc.	136,791	4,010,712
	Hilltop Holdings, Inc.	286,255	10,783,226
#	Hingham Institution For Savings	9,393	2,669,491
*	Hippo Holdings, Inc.	94,697	2,493,372
	Home Bancorp, Inc.	34,507	2,145,990
	Home BancShares, Inc.	881,067	23,674,270
	HomeTrust Bancshares, Inc.	76,604	3,498,505
	Hope Bancorp, Inc.	697,615	8,685,307
	Horace Mann Educators Corp.	181,953	8,267,944
	Horizon Bancorp, Inc.	295,104	5,341,382
	Houlihan Lokey, Inc.	76,668	11,864,373
	Independent Bank Corp. (IBCP US)	92,455	3,070,431
	Independent Bank Corp. (INDB US)	221,887	17,304,967
	International Bancshares Corp.	435,130	31,216,226
*	International Money Express, Inc.	68,549	1,090,615

172

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Invesco Ltd.	1,345,749	$35,272,081
	Investar Holding Corp.	46,740	1,295,165
	Investors Title Co.	8,626	2,042,464
#	Isabella Bank Corp.	1,665	66,284
	Jack Henry & Associates, Inc.	84,246	12,952,823
	Jackson Financial, Inc., Class A	276,275	31,984,357
	James River Group Holdings, Inc.	164,529	1,020,080
	Janus Henderson Group PLC	244,886	12,638,566
	Jefferies Financial Group, Inc.	179,022	8,632,441
	Kearny Financial Corp.	292,437	2,351,193
	Kemper Corp.	289,599	9,756,590
#*	Kestrel Group Ltd.	20,592	200,154
	Kingstone Cos., Inc.	61,243	1,020,921
#	Kinsale Capital Group, Inc.	40,330	13,051,191
	Lake Shore Bancorp, Inc.	727	11,821
	Lakeland Financial Corp.	115,654	6,999,380
	Landmark Bancorp, Inc.	18,816	499,000
#	Lazard, Inc.	407,074	19,743,089
	LCNB Corp.	55,653	902,135
*	LendingClub Corp.	500,210	8,538,585
*	LendingTree, Inc.	60,648	3,007,534
	Lincoln National Corp.	672,708	25,435,089
	LINKBANCORP, Inc.	33,060	287,291
	Live Oak Bancshares, Inc.	199,233	7,491,161
*	loanDepot, Inc., Class A	24,352	37,746
	Magyar Bancorp, Inc.	5,370	93,438
	MainStreet Bancshares, Inc.	24,371	570,769
	MarketAxess Holdings, Inc.	133,398	20,968,832
*	Marqeta, Inc., Class A	1,777,107	7,712,644
#	Mechanics Bancorp, Class A	73,299	1,082,260
	Mercantile Bank Corp.	103,198	5,295,089
#	Merchants Bancorp	195,598	9,103,131
	Mercury General Corp.	201,976	19,654,285
	Meridian Corp.	51,895	976,664
		Shares	Value†
FINANCIALS — (Continued)
	Metrocity Bankshares, Inc.	87,150	$2,787,929
	Metropolitan Bank Holding Corp.	40,796	3,604,327
	MGIC Investment Corp.	1,074,486	28,452,389
	Mid Penn Bancorp, Inc.	65,982	2,175,427
	Midland States Bancorp, Inc.	95,645	2,487,726
#	Moelis & Co., Class A	257,150	16,745,608
	Morningstar, Inc.	128,553	21,688,177
	MVB Financial Corp.	46,321	1,210,368
	National Bank Holdings Corp., Class A	184,630	7,883,701
	National Bankshares, Inc.	26,692	955,440
	Navient Corp.	731,829	6,762,100
	NB Bancorp, Inc.	112,077	2,200,072
	NBT Bancorp, Inc.	273,088	11,931,215
*	NCR Atleos Corp.	327,748	14,545,456
	Nelnet, Inc., Class A	218,481	30,958,758
#*	NerdWallet, Inc., Class A	189,244	2,051,405
*	NI Holdings, Inc.	28,658	369,115
	Nicolet Bankshares, Inc.	93,707	13,726,201
*	NMI Holdings, Inc.	353,533	13,685,262
	Northeast Bank	36,911	4,589,883
	Northeast Community Bancorp, Inc.	55,000	1,319,725
	Northfield Bancorp, Inc.	216,305	3,017,455
	Northrim BanCorp, Inc.	160,581	3,939,052
	Northwest Bancshares, Inc.	645,787	8,931,234
	Norwood Financial Corp.	28,676	839,347
	Oak Valley Bancorp	15,795	522,499
	OceanFirst Financial Corp.	256,588	4,893,133
*	Octave Specialty Group, Inc.	176,743	782,972
	OFG Bancorp	257,556	11,837,274
	Ohio Valley Banc Corp.	19,083	849,384
	Old National Bancorp	1,399,935	33,556,442
	Old Republic International Corp.	749,056	29,924,787
	Old Second Bancorp, Inc.	230,184	4,744,092

173

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OneMain Holdings, Inc.	477,900	$28,086,183
*	Onity Group, Inc.	36,355	1,672,694
	OP Bancorp	59,236	849,444
#*	Open Lending Corp.	198,390	349,166
*	Oportun Financial Corp.	192,079	1,169,761
	Oppenheimer Holdings, Inc., Class A	49,705	5,690,228
*	OppFi, Inc.	97,190	924,277
	Orange County Bancorp, Inc.	23,591	804,453
	Origin Bancorp, Inc.	133,738	6,261,613
	Orrstown Financial Services, Inc.	85,109	3,126,905
#*	Oscar Health, Inc., Class A	897,760	16,572,650
*	Palomar Holdings, Inc.	112,064	13,490,264
	Park National Corp.	74,895	12,896,170
	Parke Bancorp, Inc.	40,503	1,219,545
#	Pathward Financial, Inc.	147,042	12,769,127
*	Paymentus Holdings, Inc., Class A	204,243	5,729,016
*	Payoneer Global, Inc.	1,445,407	7,198,127
#*	Paysafe Ltd.	105,875	957,110
*	Paysign, Inc.	142,575	935,292
	PCB Bancorp	45,421	1,096,009
	Peapack-Gladstone Financial Corp.	86,512	3,611,876
	PennyMac Financial Services, Inc.	230,141	20,779,431
	Peoples Bancorp of North Carolina, Inc.	22,788	898,303
	Peoples Bancorp, Inc.	161,310	5,549,064
	Peoples Financial Services Corp.	31,316	1,783,759
#	Perella Weinberg Partners	219,832	4,998,980
	Pinnacle Financial Partners, Inc.	537,102	53,140,818
*	Pioneer Bancorp, Inc.	1,272	18,101
	Piper Sandler Cos.	315,868	27,543,690
	PJT Partners, Inc., Class A	105,347	16,090,701
#	Plumas Bancorp	14,576	743,522
*	Ponce Financial Group, Inc.	103,581	1,808,524
	Popular, Inc.	284,065	42,703,491
*	PRA Group, Inc.	177,160	3,860,316
#	Preferred Bank	74,699	7,076,236
	Primerica, Inc.	105,315	29,621,950
		Shares	Value†
FINANCIALS — (Continued)
	Primis Financial Corp.	110,762	$1,623,771
	Princeton Bancorp, Inc.	8,270	295,818
#*	Priority Technology Holdings, Inc.	111,676	578,482
*	ProAssurance Corp.	139,133	3,436,585
	PROG Holdings, Inc.	200,238	7,174,528
	Prosperity Bancshares, Inc.	326,858	22,765,660
	Provident Financial Holdings, Inc.	45,781	785,602
	Provident Financial Services, Inc.	576,939	13,084,977
	QCR Holdings, Inc.	85,024	7,687,870
	Radian Group, Inc.	393,614	14,103,190
	RBB Bancorp	60,355	1,455,763
	Red River Bancshares, Inc.	21,261	1,929,011
	Regional Management Corp.	81,404	3,040,439
*	Remitly Global, Inc.	756,939	16,569,395
	RenaissanceRe Holdings Ltd.	11,449	3,514,500
	Renasant Corp.	403,162	16,082,132
*	Repay Holdings Corp.	278,041	1,053,775
	Republic Bancorp, Inc., Class A	100,654	7,622,527
	Richmond Mutual BanCorp, Inc.	14,309	226,368
	Riverview Bancorp, Inc.	92,942	481,440
	RLI Corp.	408,124	21,128,579
*	Root, Inc., Class A	8,695	473,704
	S&T Bancorp, Inc.	190,713	8,416,165
	Safety Insurance Group, Inc.	93,165	7,002,281
	SB Financial Group, Inc.	16,438	342,568
	Seacoast Banking Corp. of Florida	418,856	13,181,398
*	Security National Financial Corp., Class A	67,353	660,059
	SEI Investments Co.	307,199	27,856,805
	Selective Insurance Group, Inc.	270,271	22,689,250
*	Selectquote, Inc.	291,090	267,745
	ServisFirst Bancshares, Inc.	241,247	19,208,086
#*	Sezzle, Inc.	135,187	10,760,885
#*	Shift4 Payments, Inc., Class A	218,201	9,661,940
	Shore Bancshares, Inc.	147,802	2,852,579

174

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Sierra Bancorp	60,338	$2,176,995
	Silvercrest Asset Management Group, Inc., Class A	36,401	478,673
	Simmons First National Corp., Class A	648,957	13,796,826
*	SiriusPoint Ltd.	520,210	12,178,116
*	Skyward Specialty Insurance Group, Inc.	182,159	8,279,127
	SLM Corp.	945,893	21,831,210
	SmartFinancial, Inc.	70,703	2,965,284
	Sound Financial Bancorp, Inc.	100	4,115
	South Plains Financial, Inc.	51,689	2,123,384
*	Southern First Bancshares, Inc.	36,036	2,028,827
	Southern Missouri Bancorp, Inc.	49,165	3,355,020
	Southside Bancshares, Inc.	132,858	4,388,300
	Southstate Bank Corp.	455,654	44,503,726
	SR Bancorp, Inc.	8,431	162,803
	Stellar Bancorp, Inc.	220,170	8,269,585
*††	Sterling Bancorp, Inc.	78,172	0
	Stewart Information Services Corp.	139,002	9,728,750
	Stifel Financial Corp.	368,987	29,079,865
	Stock Yards Bancorp, Inc.	143,974	10,413,639
*	StoneX Group, Inc.	340,374	36,089,855
*	Summit State Bank	1,117	15,359
*	Texas Capital Bancshares, Inc.	207,340	20,879,138
#	TFS Financial Corp.	510,732	7,681,409
*	Third Coast Bancshares, Inc.	41,535	1,550,917
	Timberland Bancorp, Inc.	63,178	2,519,539
	Tiptree, Inc.	266,564	4,595,563
	Tompkins Financial Corp.	62,099	5,233,083
	Towne Bank	372,841	13,258,226
	TriCo Bancshares	175,868	8,840,884
*	Triumph Financial, Inc.	105,644	7,149,986
#*	Trupanion, Inc.	190,937	4,580,579
	TrustCo Bank Corp.	83,820	3,989,832
	Trustmark Corp.	329,916	14,638,373
*	TWFG, Inc.	11,898	221,065
		Shares	Value†
FINANCIALS — (Continued)
	UMB Financial Corp.	380,602	$48,020,554
	Union Bankshares, Inc.	7,329	180,953
	United Bancshares, Inc.	700	26,369
	United Bankshares, Inc.	642,869	28,164,091
	United Community Banks, Inc.	541,959	18,063,493
	United Fire Group, Inc.	112,492	4,535,677
	Unity Bancorp, Inc.	46,697	2,441,319
	Universal Insurance Holdings, Inc.	127,365	5,047,475
	Univest Financial Corp.	124,498	4,729,679
	Unum Group	31,043	2,495,236
#*	Upstart Holdings, Inc.	337,429	10,656,008
	USCB Financial Holdings, Inc.	25,480	464,755
#	UWM Holdings Corp.	570,453	2,019,404
	Valley National Bancorp	2,523,589	34,245,103
	Value Line, Inc.	16,525	581,515
#*	Velocity Financial, Inc.	54,228	1,046,058
#	Victory Capital Holdings, Inc., Class A	265,034	20,807,819
	Virginia National Bankshares Corp.	3,293	138,965
	Virtu Financial, Inc., Class A	389,368	19,336,015
	Virtus Investment Partners, Inc.	29,806	4,338,263
#	Voya Financial, Inc.	317,576	26,028,529
	WaFd, Inc.	357,660	12,661,164
	Walker & Dunlop, Inc.	151,623	7,634,218
	Washington Trust Bancorp, Inc.	85,313	2,681,388
	Waterstone Financial, Inc.	177,610	3,200,532
	Webster Financial Corp.	408,493	29,558,554
	WesBanco, Inc.	427,284	14,690,024
	West BanCorp, Inc.	75,240	1,801,998
	Westamerica BanCorp	162,753	8,922,119
	Western Alliance Bancorp	339,104	27,650,540
	Western New England Bancorp, Inc.	115,811	1,615,563
#	Western Union Co.	1,412,803	12,842,379

175

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Westwood Holdings Group, Inc.	26,316	$432,635
#*	WEX, Inc.	122,322	18,388,666
	White Mountains Insurance Group Ltd.	16,011	35,736,392
	Wintrust Financial Corp.	299,866	45,150,824
#	WisdomTree, Inc.	656,042	11,152,714
*	World Acceptance Corp.	37,631	5,537,778
	WSFS Financial Corp.	329,604	23,721,600
	WVS Financial Corp.	2,672	37,942
	Zions Bancorp NA	458,873	29,101,726
TOTAL FINANCIALS			3,850,747,072
HEALTH CARE — (9.4%)
*	10X Genomics, Inc., Class A	457,757	10,093,542
*	4D Molecular Therapeutics, Inc.	114,910	1,019,252
††	89bio, Inc.	290,598	98,803
#*	Absci Corp.	65,655	326,634
*	AC Immune SA	45,388	137,526
*	Acadia Healthcare Co., Inc.	91,524	2,370,014
*	ACADIA Pharmaceuticals, Inc.	626,423	14,063,196
*	Accendra Health, Inc.	299,130	1,109,772
*	Aclaris Therapeutics, Inc.	91,639	397,713
	Acme United Corp.	16,929	690,026
*	AdaptHealth Corp.	545,012	7,145,107
*	Addus HomeCare Corp.	81,691	7,915,041
#*	ADMA Biologics, Inc.	1,040,157	10,661,609
#††	Aduro Biotech, Inc.	57,164	21,722
#»	Adverum Biotechnologies, Inc.	16,951	13,561
*	Agios Pharmaceuticals, Inc.	251,894	7,053,032
*	Akebia Therapeutics, Inc.	72,264	99,724
††	Akero Therapeutics, Inc.	77,452	50,344
††	Albireo Pharma, Inc.	36,732	234,350
#*	Aldeyra Therapeutics, Inc.	165,087	250,932
*	Align Technology, Inc.	121,133	21,320,619
		Shares	Value†
HEALTH CARE — (Continued)
*	Alignment Healthcare, Inc.	103,710	$2,337,623
#*	Aligos Therapeutics, Inc.	3,347	20,049
#*	Alkermes PLC	734,856	24,771,996
*	Allogene Therapeutics, Inc.	131,123	279,292
*	Alto Neuroscience, Inc.	12,483	320,314
*	American Shared Hospital Services	3,446	4,997
*	American Well Corp., Class A	15,365	97,107
*	AMN Healthcare Services, Inc.	170,823	3,496,747
*	Amneal Pharmaceuticals, Inc.	1,230,984	15,842,764
#*	Amphastar Pharmaceuticals, Inc.	210,331	4,618,869
*	Amylyx Pharmaceuticals, Inc.	200,789	3,212,624
*	AnaptysBio, Inc.	383	25,175
*	AngioDynamics, Inc.	183,958	2,012,501
*	ANI Pharmaceuticals, Inc.	95,887	7,618,222
*	Anika Therapeutics, Inc.	61,098	760,670
*	Annexon, Inc.	202,979	1,191,487
*	Annovis Bio, Inc.	6,747	13,292
*	Apellis Pharmaceuticals, Inc.	298,315	12,215,999
*	Arcus Biosciences, Inc.	291,089	7,422,770
#*	ArriVent Biopharma, Inc.	26,270	816,734
*	Arrowhead Pharmaceuticals, Inc.	197,995	14,548,673
*	Artiva Biotherapeutics, Inc.	2,634	26,972
*	Artivion, Inc.	208,234	7,461,024
*	Arvinas, Inc.	41,480	410,652
#*	Astrana Health, Inc.	185,124	6,320,133
*	Atea Pharmaceuticals, Inc.	349,976	1,928,368
*	Atossa Therapeutics, Inc.	2,842	15,262
*	AtriCure, Inc.	205,360	5,772,670

176

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Aura Biosciences, Inc.	142,403	$1,003,941
*	Avalo Therapeutics, Inc.	10,800	144,720
*	Avanos Medical, Inc.	151,642	3,733,426
*	Avantor, Inc.	1,578,651	12,787,073
*	Aveanna Healthcare Holdings, Inc.	434,962	2,844,651
*	Axogen, Inc.	12	518
*	Azenta, Inc.	65,878	1,618,622
#	Baxter International, Inc.	715,608	12,580,389
#*	Beam Therapeutics, Inc.	444,512	13,482,049
*	Bicara Therapeutics, Inc.	33,939	732,404
*	bioAffinity Technologies, Inc.	10,740	26,689
*	BioAge Labs, Inc.	53,717	905,131
#*	BioCryst Pharmaceuticals, Inc.	935,984	8,573,613
*	BioLife Solutions, Inc.	213,533	4,501,276
*	BioMarin Pharmaceutical, Inc.	365,260	19,691,167
*	Bio-Rad Laboratories, Inc., Class A	64,954	18,194,915
#*	Biote Corp., Class A	165,086	366,491
	Bio-Techne Corp.	372,643	20,614,611
#*	Bioventus, Inc., Class A	167,856	1,656,739
*	Black Diamond Therapeutics, Inc.	190,992	506,129
#*	BrightSpring Health Services, Inc.	387,195	18,573,744
*	Brookdale Senior Living, Inc.	981,706	14,097,298
#	Bruker Corp.	574,096	21,075,064
#*	Butterfly Network, Inc.	602,458	2,885,774
*	C4 Therapeutics, Inc.	64,229	181,768
#*	Cabaletta Bio, Inc.	301,437	901,297
#*	Cardiff Oncology, Inc.	5,896	10,200
*	CareCloud, Inc.	73,006	220,478
*	CareDx, Inc.	226,490	4,713,257
#*	Caribou Biosciences, Inc.	170,883	321,260
*	Castle Biosciences, Inc.	131,365	3,217,129
*	Catalyst Pharmaceuticals, Inc.	530,884	14,933,767
*	Celldex Therapeutics, Inc.	235,633	7,747,613
		Shares	Value†
HEALTH CARE — (Continued)
*	Century Therapeutics, Inc.	8,854	$20,276
*	Certara, Inc.	682,794	4,185,527
#*	CG oncology, Inc.	39,043	2,605,730
*	Charles River Laboratories International, Inc.	178,871	29,866,091
	Chemed Corp.	49,517	21,043,735
*††	Chinook Therapeutics, Inc.	363,217	0
*	Cibus, Inc.	3,556	4,978
*	Climb Bio, Inc.	17,962	159,503
#*	Clover Health Investments Corp.	920,477	2,531,312
*	Coherus Oncology, Inc.	8,977	15,934
*	Collegium Pharmaceutical, Inc.	145,539	4,909,030
#*	Community Health Systems, Inc.	609,167	1,730,034
*	Compass Therapeutics, Inc.	86,021	152,257
	Concentra Group Holdings Parent, Inc.	751,798	16,892,901
	CONMED Corp.	138,051	5,060,950
*	Contineum Therapeutics, Inc., Class A	12,354	158,378
*	Corbus Pharmaceuticals Holdings, Inc.	32,396	320,072
*	Corcept Therapeutics, Inc.	550,039	25,587,814
*	CorVel Corp.	332,327	19,095,509
*	Coya Therapeutics, Inc.	12,306	52,054
#*	Crinetics Pharmaceuticals, Inc.	193,172	7,491,210
*	Cross Country Healthcare, Inc.	255,867	2,589,374
*	CryoPort, Inc.	113,117	1,160,580
*	Cullinan Therapeutics, Inc.	93,442	1,219,418
*	Cumberland Pharmaceuticals, Inc.	6,355	26,627
*	CVRx, Inc.	15,865	119,146
*	Cytek Biosciences, Inc.	566,763	2,584,439

177

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	CytomX Therapeutics, Inc.	434,204	$1,832,341
#*	DaVita, Inc.	200,500	31,105,570
*	Definitive Healthcare Corp.	430,844	410,637
*	Delcath Systems, Inc.	7,138	74,092
*	Denali Therapeutics, Inc.	679,330	12,717,058
	Dentsply Sirona, Inc.	864,327	10,155,842
*	Design Therapeutics, Inc.	105,669	1,437,098
*	Dianthus Therapeutics, Inc.	66,728	5,858,718
*	Disc Medicine, Inc.	74,292	4,899,557
*	Doximity, Inc., Class A	389,724	9,524,855
#*	Dyne Therapeutics, Inc.	206,415	3,622,583
*	Edgewise Therapeutics, Inc.	280,370	8,680,255
*	Elanco Animal Health, Inc.	1,798,803	40,239,223
*	Electromed, Inc.	45,979	1,182,120
*	Eledon Pharmaceuticals, Inc.	5,669	20,635
#	Embecta Corp.	206,208	1,886,803
*	Emergent BioSolutions, Inc.	227,480	1,872,160
*	Enanta Pharmaceuticals, Inc.	61,536	854,735
	Encompass Health Corp.	232,162	23,216,200
*	Enhabit, Inc.	230,266	3,163,855
#*	Enliven Therapeutics, Inc.	179,736	7,410,515
#*	Enovis Corp.	222,385	5,212,704
	Ensign Group, Inc.	179,867	33,579,370
*	Entrada Therapeutics, Inc.	38,550	520,425
*	Envista Holdings Corp.	703,335	18,244,510
*	Erasca, Inc.	336,298	3,581,574
*	Exagen, Inc.	3,129	9,074
*	Exelixis, Inc.	632,817	28,135,044
*	EyePoint, Inc.	98,833	1,304,596
*	Fate Therapeutics, Inc.	121,062	151,328
*	Filana Therapeutics, Inc.	72,850	105,633
*	FONAR Corp.	26,425	500,225
*	Fortrea Holdings, Inc.	141,252	1,624,398
		Shares	Value†
HEALTH CARE — (Continued)
#*	Fulcrum Therapeutics, Inc.	242,312	$1,727,685
*	Fulgent Genetics, Inc.	101,547	1,542,499
*	GeneDx Holdings Corp.	75,887	4,772,533
*	Ginkgo Bioworks Holdings, Inc.	43,377	366,969
*	Glaukos Corp.	5,508	791,334
*	Globus Medical, Inc., Class A	163,704	14,762,827
#*	GoodRx Holdings, Inc., Class A	131,090	309,372
#*	GRAIL, Inc.	72,634	3,957,100
*	Guardian Pharmacy Services, Inc., Class A	59,629	2,212,236
*	Gyre Therapeutics, Inc.	9,831	75,502
*	Haemonetics Corp.	202,247	12,153,022
#*	Halozyme Therapeutics, Inc.	496,955	31,636,155
*	Harmony Biosciences Holdings, Inc.	259,135	8,100,560
#*	Harrow, Inc.	135,420	5,488,573
*	Harvard Bioscience, Inc.	258	1,646
#*	Health Catalyst, Inc.	134,580	168,225
*	HealthEquity, Inc.	367,698	30,162,267
	HealthStream, Inc.	157,793	3,275,783
#*	Henry Schein, Inc.	482,736	36,007,278
#*	Hims & Hers Health, Inc.	537,435	14,602,109
*	ICON PLC	21,892	2,590,480
*	ICU Medical, Inc.	97,053	11,568,718
*	Ideaya Biosciences, Inc.	328,472	9,558,535
*††	IMARA, Inc.	8,795	0
#*	Immuneering Corp., Class A	7,614	39,897
*	Immunome, Inc.	1,299	29,799
*	Indivior Pharmaceuticals, Inc.	323,353	11,892,923
*	InfuSystem Holdings, Inc.	87,815	889,566
*	Innovage Holding Corp.	23,749	193,554
*	Innoviva, Inc.	323,671	7,441,196
*	Inogen, Inc.	120,640	857,750
*	Inspire Medical Systems, Inc.	3,202	179,760
*	Insulet Corp.	4,068	700,266
*	Integer Holdings Corp.	151,117	13,375,366

178

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Integra LifeSciences Holdings Corp.	243,724	$2,568,851
#*	Intellia Therapeutics, Inc.	527,817	7,114,973
#*	Iovance Biotherapeutics, Inc.	807,727	2,713,963
	iRadimed Corp.	56,183	4,687,910
*	Ironwood Pharmaceuticals, Inc.	609,094	2,512,513
*	Jazz Pharmaceuticals PLC	234,386	47,585,046
*	Joint Corp.	17,221	152,750
*	Keros Therapeutics, Inc.	31,636	351,792
*	Kewaunee Scientific Corp.	13,074	483,869
*	Kezar Life Sciences, Inc.	1,272	9,298
*	Kiniksa Pharmaceuticals International PLC	162,852	8,758,181
*	Kodiak Sciences, Inc.	133,972	5,825,103
*	Krystal Biotech, Inc.	132,591	34,773,316
*	Kura Oncology, Inc.	268,920	2,374,564
*	Kymera Therapeutics, Inc.	99,358	8,054,953
*	Kyverna Therapeutics, Inc.	31,215	274,692
#*	Lantern Pharma, Inc.	8,535	17,497
#*	Lantheus Holdings, Inc.	308,422	26,098,670
#*	Larimar Therapeutics, Inc.	101,888	413,665
	LeMaitre Vascular, Inc.	100,480	11,027,680
#*	LENSAR, Inc.	40,133	209,896
*	Lexeo Therapeutics, Inc.	232,132	1,321,992
*	LifeStance Health Group, Inc.	1,373,041	10,393,920
*	Ligand Pharmaceuticals, Inc.	81,422	18,682,278
*	LivaNova PLC	239,545	14,396,655
*	Lyell Immunopharma, Inc.	8,842	174,453
*	MacroGenics, Inc.	900	2,772
*	MannKind Corp.	1,027,146	2,906,823
#*	Maravai LifeSciences Holdings, Inc., Class A	279,324	1,027,912
		Shares	Value†
HEALTH CARE — (Continued)
*	MaxCyte, Inc.	50,593	$44,522
*	MBX Biosciences, Inc.	17,608	532,114
*	Medpace Holdings, Inc.	64,436	26,976,776
*	Merit Medical Systems, Inc.	264,473	18,031,769
*††	Merrimack Pharmaceuticals, Inc.	88,364	0
	Mesa Laboratories, Inc.	17,497	1,749,700
*	MiMedx Group, Inc.	549,262	1,845,520
*	Mineralys Therapeutics, Inc.	16,511	440,018
††	Mirati Therapeutics, Inc.	13,386	39,890
#*	Moderna, Inc.	426,856	19,609,765
*	Molina Healthcare, Inc.	118,554	23,072,980
#*	Monte Rosa Therapeutics, Inc.	227,575	4,358,061
	National HealthCare Corp.	74,683	12,941,817
	National Research Corp.	100,581	1,655,563
*	Nautilus Biotechnology, Inc.	84,067	221,096
*	Neogen Corp.	780,376	7,335,534
*	NeoGenomics, Inc.	139,443	1,291,242
*	Neumora Therapeutics, Inc.	62,855	155,252
*	Neurocrine Biosciences, Inc.	32,170	4,235,824
*	Nexgel, Inc.	152	90
*	Nkarta, Inc.	41,467	114,864
*	Novocure Ltd.	224,434	3,413,641
*	Nurix Therapeutics, Inc.	135,644	2,265,255
#*	Nutex Health, Inc.	1,543	183,926
#*	Nuvation Bio, Inc.	184,907	822,836
#*	Ocular Therapeutix, Inc.	145,537	1,363,682
#*	Olema Pharmaceuticals, Inc.	250,412	3,608,437
#*»	OmniAb, Inc. (2200963D US)	30,196	0
#*»	OmniAb, Inc. (2200964D US)	30,196	0
*	OmniAb, Inc. (OABI UQ)	332,438	462,089
*	Omnicell, Inc.	202,883	8,403,414

179

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	OnKure Therapeutics, Inc., Class A	2,807	$14,793
*††	Opiant Pharmaceuticals, Inc.	18,273	0
*	OptimizeRx Corp.	14,982	93,338
*	Option Care Health, Inc.	925,945	18,824,462
	Oramed Pharmaceuticals, Inc.	20,632	80,052
*	OraSure Technologies, Inc.	282,989	860,287
*	Organogenesis Holdings, Inc.	534,512	1,256,103
	Organon & Co.	388,330	5,145,373
#*	ORIC Pharmaceuticals, Inc.	388,005	3,833,489
*	Orthofix Medical, Inc.	180,783	2,126,008
*	OrthoPediatrics Corp.	112,456	1,693,587
*	Oruka Therapeutics, Inc.	19,854	1,358,212
*	Outset Medical, Inc.	12,889	55,036
*	Ovid therapeutics, Inc.	32,509	90,050
*	Pacific Biosciences of California, Inc.	38,386	61,034
*	Pacira BioSciences, Inc.	191,266	4,875,370
*	PACS Group, Inc.	166,936	5,600,703
#*††	PDL BioPharma, Inc.	1,354,466	406,340
*	Pediatrix Medical Group, Inc.	369,648	8,320,776
*	Pennant Group, Inc.	153,506	4,807,808
*	Penumbra, Inc.	64,949	21,204,550
*	PepGen, Inc.	74,579	122,310
#*	Personalis, Inc.	190,560	1,051,891
*	Perspective Therapeutics, Inc.	109,207	425,907
	Phibro Animal Health Corp., Class A	91,462	4,863,949
*	Phreesia, Inc.	74,374	684,985
††	Poseida Therapeutics, Inc.	44,685	63,900
*	Prelude Therapeutics, Inc.	3,449	18,038
#*	Prestige Consumer Healthcare, Inc.	254,874	14,354,504
*	Prime Medicine, Inc.	72,264	256,176
*	Privia Health Group, Inc.	510,784	12,692,982
*	Pro-Dex, Inc.	21,926	1,099,370
*	Progyny, Inc.	46,919	871,755
		Shares	Value†
HEALTH CARE — (Continued)
*	Protagonist Therapeutics, Inc.	87,318	$8,641,862
*	Protalix BioTherapeutics, Inc.	25,082	53,926
*	Protara Therapeutics, Inc.	147,874	788,168
#*	Prothena Corp. PLC	241,752	2,673,777
*	PTC Therapeutics, Inc.	306,747	19,956,960
*	Pulmonx Corp.	15,874	20,319
*	Puma Biotechnology, Inc.	220,843	1,658,531
#*	Q/C Technologies, Inc.	13,189	49,459
*	Quanterix Corp.	92,413	289,253
#*	QuidelOrtho Corp.	298,247	3,668,438
*	RadNet, Inc.	335,531	18,974,278
*	Rafael Holdings, Inc., Class B	17,033	21,632
*	Rapid Micro Biosystems, Inc., Class A	7,879	18,910
#*	Rapport Therapeutics, Inc.	74,217	2,458,809
*	REGENXBIO, Inc.	121,745	1,092,053
*	Relay Therapeutics, Inc.	635,853	8,240,655
*	Relmada Therapeutics, Inc.	2,078	15,627
#*	Repligen Corp.	218,749	25,880,194
#*	Replimune Group, Inc.	269,862	693,545
#	Revvity, Inc.	55,290	4,789,220
*††	Rexahn Pharmaceuticals, Inc.	246	0
*	Rezolute, Inc.	96,633	309,226
*	Rigel Pharmaceuticals, Inc.	70,654	2,041,901
*	Rocket Pharmaceuticals, Inc.	64,152	223,249
*	Roivant Sciences Ltd.	1,194,999	34,093,321
††	Sage Therapeutics, Inc.	81,222	38,174
*	Sagimet Biosciences, Inc., Class A	73,507	590,261
#*	Sana Biotechnology, Inc.	98,990	325,677
#*	Schrodinger, Inc.	62,942	752,786
*	Seer, Inc.	9,759	19,030

180

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Select Medical Holdings Corp.	547,634	$8,986,674
*	Senseonics Holdings, Inc.	7,458	49,297
*	Sensus Healthcare, Inc.	75,124	298,242
*	Septerna, Inc.	4,917	116,828
*	Shattuck Labs, Inc.	15,585	111,433
*	SI-BONE, Inc.	121,911	1,510,477
	SIGA Technologies, Inc.	240,013	1,104,060
*	Sight Sciences, Inc.	36,288	148,418
*	Simulations Plus, Inc.	19,267	273,013
#*	Solid Biosciences, Inc.	262,635	1,906,730
*	Solventum Corp.	32,920	2,217,491
*	Sonida Senior Living, Inc.	51,472	1,953,877
*	Sotera Health Co.	1,072,890	16,694,168
*	STAAR Surgical Co.	206,551	5,444,684
*	Stoke Therapeutics, Inc.	203,051	6,643,829
#*	Strata Critical Medical, Inc.	380,088	1,908,042
*	Supernus Pharmaceuticals, Inc.	257,781	12,373,488
#*	Surgery Partners, Inc.	389,513	5,464,867
*	Tactile Systems Technology, Inc.	97,858	2,252,691
*	Talkspace, Inc.	553,104	2,870,610
#*	Tango Therapeutics, Inc.	171,167	3,700,631
*	Taysha Gene Therapies, Inc.	68,098	435,146
*	Tectonic Therapeutic, Inc.	1,512	42,291
#*	Teladoc Health, Inc.	623,944	3,781,101
	Teleflex, Inc.	195,112	24,176,328
*	Tenax Therapeutics, Inc.	12,694	166,418
*††	Tetraphase Pharmaceuticals, Inc.	2,198	0
#*	TG Therapeutics, Inc.	379,616	12,823,428
*	Theravance Biopharma, Inc.	229,213	3,837,026
*††	Third Harmonic Bio, Inc.	16,199	0
*	Tonix Pharmaceuticals Holding Corp.	1,970	25,472
#*	TransMedics Group, Inc.	127,525	12,853,245
		Shares	Value†
HEALTH CARE — (Continued)
*	Treace Medical Concepts, Inc.	23,933	$43,319
*	Trevi Therapeutics, Inc.	16	220
*	TruBridge, Inc.	59,831	1,537,657
#*	Twist Bioscience Corp.	195,019	11,398,861
*	Tyra Biosciences, Inc.	31,755	1,103,486
#	U.S. Physical Therapy, Inc.	67,559	4,811,552
#*	UFP Technologies, Inc.	34,525	6,616,026
*	Unicycive Therapeutics, Inc.	10,806	82,774
	Universal Health Services, Inc., Class B	31,206	5,251,034
*	Upstream Bio, Inc.	12,726	116,825
	Utah Medical Products, Inc.	21,622	1,414,511
*	Vanda Pharmaceuticals, Inc.	268,928	1,909,389
*	Varex Imaging Corp.	123,026	1,433,253
*	Vaxcyte, Inc.	81,759	4,679,885
*	Vera Therapeutics, Inc.	89,416	3,184,104
*	Veracyte, Inc.	353,124	11,624,842
*	Vericel Corp.	209,406	7,272,670
††	Verve Therapeutics, Inc.	71,840	133,622
	Viatris, Inc.	1,561,476	23,328,451
*	Viking Therapeutics, Inc.	37,875	1,180,943
*	Vir Biotechnology, Inc.	652,447	6,664,746
*	Viridian Therapeutics, Inc.	142,024	1,914,484
*	Voyager Therapeutics, Inc.	243,720	909,076
*	WaVe Life Sciences Ltd.	48,055	339,268
*	Waystar Holding Corp.	537,290	11,484,574
#*	Xencor, Inc.	326,561	3,895,873
*	Xeris Biopharma Holdings, Inc.	41,435	253,789
*	XOMA Royalty Corp.	24,160	989,110
*	Zenas Biopharma, Inc.	1,238	23,918
*	Zentalis Pharmaceuticals, Inc.	24,556	98,470

181

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Zevra Therapeutics, Inc.	132,936	$1,351,959
*	Zymeworks, Inc.	249,939	6,883,320
TOTAL HEALTH CARE			1,937,412,864
INDUSTRIALS — (19.5%)
*	3D Systems Corp.	302,377	743,847
#	A.O. Smith Corp.	270,367	16,719,495
#	AAON, Inc.	363,612	33,928,636
*	AAR Corp.	182,251	20,115,043
	ABM Industries, Inc.	335,612	13,692,970
#	ACCO Brands Corp.	451,718	1,450,015
	Acuity, Inc.	111,778	32,389,911
	Advanced Drainage Systems, Inc.	184,621	27,554,684
	Aebi Schmidt Holding AG	207,433	2,410,371
	AECOM	3,044	256,000
*	AerSale Corp.	63,382	425,927
	AGCO Corp.	209,440	25,346,429
	Alamo Group, Inc.	53,945	9,356,221
#*	Alaska Air Group, Inc.	436,182	17,059,078
	Albany International Corp., Class A	138,356	8,030,182
	Alight, Inc., Class A	78,892	65,275
*	Allegiant Travel Co.	75,548	5,714,451
	Allient, Inc.	94,314	7,184,841
	Allison Transmission Holdings, Inc.	368,705	49,535,517
*	Alpha Pro Tech Ltd.	22,068	101,513
#	Alta Equipment Group, Inc.	55,119	427,172
*	Amentum Holdings, Inc.	21,259	557,624
*	Ameresco, Inc., Class A	153,838	4,552,066
*	American Airlines Group, Inc.	1,953,729	22,878,167
*	American Superconductor Corp.	139,388	7,462,834
*	American Woodmark Corp.	71,228	3,111,239
*	API Group Corp.	450,774	20,609,387
	Apogee Enterprises, Inc.	117,279	4,268,956
	Applied Industrial Technologies, Inc.	169,367	51,783,960
	ArcBest Corp.	102,229	13,041,354
	Arcosa, Inc.	211,501	26,748,531
	Argan, Inc.	92,323	61,854,564
	Armstrong World Industries, Inc.	193,767	33,015,959
	Astec Industries, Inc.	101,034	6,569,231
		Shares	Value†
INDUSTRIALS — (Continued)
*	Astronics Corp. (ATRO US)	124,184	$8,866,738
*	Astronics Corp. (ATROB US), Class B	39,434	2,814,405
*	Asure Software, Inc.	113,836	1,030,216
*	ATI, Inc.	50,559	7,859,902
	Atkore, Inc.	150,151	11,734,301
	Atmus Filtration Technologies, Inc.	255,563	16,202,694
*	Avalon Holdings Corp., Class A	27,805	70,486
	AZZ, Inc.	131,230	18,771,139
	Barrett Business Services, Inc.	134,532	4,241,794
*	BlackSky Technology, Inc.	11,501	408,055
*	Blue Bird Corp.	128,074	8,210,824
*	BlueLinx Holdings, Inc.	37,980	2,011,421
	Boise Cascade Co.	167,901	13,309,512
	Booz Allen Hamilton Holding Corp.	228,819	17,795,254
*	Bowman Consulting Group Ltd.	39,653	1,251,449
	Brady Corp., Class A	211,319	17,290,121
*	Bridger Aerospace Group Holdings, Inc.	1,514	3,073
*	BrightView Holdings, Inc.	356,297	4,239,934
	Brink's Co.	187,401	20,005,057
*	Broadwind, Inc.	44,561	118,532
*	Builders FirstSource, Inc.	116,873	9,243,486
	BWX Technologies, Inc.	34,641	7,495,966
#*	Byrna Technologies, Inc.	35,972	210,436
*	CACI International, Inc., Class A	57,920	30,091,757
*	Cadeler AS (CDLR US), ADR	13,597	376,365
#	Cadre Holdings, Inc.	139,714	4,142,520
#*	Casella Waste Systems, Inc., Class A	265,320	21,026,610
*	CBIZ, Inc.	147,443	4,497,011
#*	CECO Environmental Corp.	171,509	12,715,677
*	Centuri Holdings, Inc.	230,515	8,667,364
	Chicago Rivet & Machine Co.	3,422	39,011
#*	Cimpress PLC	108,129	9,565,091

182

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Civeo Corp.	31,446	$1,003,127
#*	Clarivate PLC	173,732	498,611
*	Clean Harbors, Inc.	16,862	5,272,410
	CNH Industrial NV	196,596	2,105,543
#	Columbus McKinnon Corp.	112,784	1,742,513
*	Commercial Vehicle Group, Inc.	146,451	612,165
	CompX International, Inc.	21,289	495,395
#	Concentrix Corp.	134,795	3,210,817
*	Concrete Pumping Holdings, Inc.	129,089	1,022,385
*	Conduent, Inc.	742,971	1,270,480
#*	Construction Partners, Inc., Class A	135,677	16,777,818
#	Copa Holdings SA, Class A	116,054	13,425,127
*	Core & Main, Inc., Class A	356,170	17,940,283
*	Costamare Bulkers Holdings Ltd.	106,167	1,834,566
	Costamare, Inc.	530,834	8,822,461
	Covenant Logistics Group, Inc.	92,120	3,211,303
	CRA International, Inc.	37,391	5,887,961
	Crane Co.	167,244	29,724,276
#	CSW Industrials, Inc.	74,746	21,766,035
*	Custom Truck One Source, Inc.	340,962	3,358,476
	Deluxe Corp.	194,612	6,062,164
*	Distribution Solutions Group, Inc.	160,128	4,333,064
*	DNOW, Inc.	819,239	11,051,534
	Donaldson Co., Inc.	248,953	21,950,186
	Douglas Dynamics, Inc.	105,032	4,845,126
*	Ducommun, Inc.	80,545	11,431,752
*	DXP Enterprises, Inc.	117,535	20,069,101
*	Dycom Industries, Inc.	88,307	36,567,929
	Eastern Co.	30,684	670,752
*	Energy Recovery, Inc.	87,499	968,614
	Enerpac Tool Group Corp.	282,313	9,909,186
	EnerSys	172,200	36,723,372
	Ennis, Inc.	152,005	3,173,864
	Enpro, Inc.	110,763	32,292,953
*	Enviri Corp.	321,860	6,337,423
	Esab Corp.	239,644	23,549,816
	ESCO Technologies, Inc.	153,497	49,725,353
		Shares	Value†
INDUSTRIALS — (Continued)
	Espey Mfg. & Electronics Corp.	8,964	$635,458
*	Everus Construction Group, Inc.	199,695	29,441,034
	EVI Industries, Inc.	18,517	343,861
*	ExlService Holdings, Inc.	723,520	23,065,818
#	Exponent, Inc.	225,698	15,096,939
	Federal Signal Corp.	271,135	33,384,853
#*	First Advantage Corp.	302,944	3,865,565
	Flowserve Corp.	487,001	35,862,754
*	Fluence Energy, Inc.	3,299	40,182
*	Fluor Corp.	608,638	32,470,837
#*	Forrester Research, Inc.	13,715	86,267
	Fortune Brands Innovations, Inc.	426,472	17,289,175
*	Forward Air Corp.	63,878	1,345,271
#*	Franklin Covey Co.	59,861	1,269,053
	Franklin Electric Co., Inc.	201,108	20,149,011
*	FreightCar America, Inc.	26,943	222,010
#*	Frontier Group Holdings, Inc.	484,442	1,758,524
#	FTAI Infrastructure, Inc.	110,891	681,425
*	FTI Consulting, Inc.	153,825	27,580,822
#*	FuelCell Energy, Inc.	25,497	331,461
*	Gates Industrial Corp. PLC	922,114	23,615,340
	GATX Corp.	221,432	43,382,957
#	Genco Shipping & Trading Ltd.	191,682	4,646,372
*	Gencor Industries, Inc.	113,025	1,681,812
*	Generac Holdings, Inc.	181,258	46,987,511
	Genpact Ltd.	623,385	21,662,629
*	Gibraltar Industries, Inc.	130,347	5,087,443
	Global Industrial Co.	169,605	5,615,622
	Gorman-Rupp Co.	232,465	17,606,899
*	Graham Corp.	43,763	4,166,238
#	Granite Construction, Inc.	197,929	27,130,128
	Greenbrier Cos., Inc.	137,801	6,768,785
	Griffon Corp.	209,826	19,129,836
*	GXO Logistics, Inc.	429,463	24,535,221
*	Hayward Holdings, Inc.	811,592	12,181,996
*	Healthcare Services Group, Inc.	301,997	6,465,756

183

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Heartland Express, Inc.	278,299	$3,723,641
	Helios Technologies, Inc.	146,434	10,016,086
#	Herc Holdings, Inc.	152,656	19,375,100
#*	Hertz Global Holdings, Inc.	239,400	1,522,584
	Hexcel Corp.	288,031	27,037,470
*	Hillman Solutions Corp.	666,470	5,438,395
	HNI Corp.	298,394	10,903,317
#	Hub Group, Inc., Class A	273,883	12,004,292
*	Hudson Technologies, Inc.	194,008	1,214,490
	Huntington Ingalls Industries, Inc.	75,573	27,530,488
*	Hurco Cos., Inc.	27,089	454,012
*	Huron Consulting Group, Inc.	129,554	16,928,173
*	Hyliion Holdings Corp.	94,681	180,841
	Hyster-Yale, Inc.	62,957	2,484,913
*	IBEX Holdings Ltd.	51,893	1,440,031
	ICF International, Inc.	76,540	5,484,856
#*	IES Holdings, Inc.	177,605	114,391,828
#*	Innodata, Inc.	109,778	4,635,925
#*	Innovative Solutions & Support, Inc.	70,480	1,550,560
#	Insperity, Inc.	158,512	5,638,272
	Insteel Industries, Inc.	97,907	2,563,205
	Interface, Inc.	254,890	7,106,333
#*	Janus International Group, Inc.	135,943	706,904
*	JELD-WEN Holding, Inc.	33,033	45,255
*	JetBlue Airways Corp.	1,608,230	7,486,311
#	Kadant, Inc.	52,369	15,350,925
	Karat Packaging, Inc.	33,460	959,967
	KBR, Inc.	243,810	9,140,437
	Kelly Services, Inc., Class A	137,585	1,342,830
	Kennametal, Inc.	429,084	16,609,842
#	Kforce, Inc.	98,610	4,458,158
*	Kirby Corp.	237,954	35,821,595
	Knight-Swift Transportation Holdings, Inc.	554,478	35,985,622
#	Korn Ferry	232,158	15,424,578
*	Kratos Defense & Security Solutions, Inc.	570,500	35,970,025
*	L.B. Foster Co., Class A	46,837	1,433,681
		Shares	Value†
INDUSTRIALS — (Continued)
	Landstar System, Inc.	114,886	$21,147,066
*	Legalzoom.com, Inc.	676,269	4,361,935
	Leonardo DRS, Inc.	329,817	13,400,465
#*	Limbach Holdings, Inc.	51,354	5,123,589
	Lindsay Corp.	47,649	5,335,259
*	Liquidity Services, Inc.	297,145	10,593,219
#*	Loar Holdings, Inc.	138,526	7,774,079
	LSI Industries, Inc.	260,499	6,332,731
	Luxfer Holdings PLC	50,000	752,500
*	Lyft, Inc., Class A	1,641,197	23,222,938
*	Manitowoc Co., Inc.	151,076	2,053,123
	ManpowerGroup, Inc.	40,394	1,222,726
	Marten Transport Ltd.	485,438	7,320,405
*	Mastech Digital, Inc.	67,197	440,140
*	Masterbrand, Inc.	560,174	5,030,363
*	Matrix Service Co.	120,001	1,622,414
#	Matson, Inc.	145,659	25,407,299
	Maximus, Inc.	224,041	14,701,570
*	Mayville Engineering Co., Inc.	55,052	1,255,736
	McGrath RentCorp	109,449	12,099,587
#*	Mercury Systems, Inc.	260,896	20,587,303
#*	Microvast Holdings, Inc.	230,577	445,014
*	Middleby Corp.	180,367	25,316,312
	Miller Industries, Inc.	58,636	2,813,942
#	MillerKnoll, Inc.	247,327	3,977,018
*	Mistras Group, Inc.	136,415	2,575,515
*	Modine Manufacturing Co.	164,198	41,809,737
*	Montrose Environmental Group, Inc.	137,829	2,901,300
	Moog, Inc., Class A	176,926	53,309,573
	MSA Safety, Inc.	174,798	29,084,639
	MSC Industrial Direct Co., Inc., Class A	175,286	17,926,499
	Mueller Industries, Inc.	429,264	58,135,224
	Mueller Water Products, Inc., Class A	696,762	19,432,692
*	MYR Group, Inc.	69,262	28,037,950
	National Presto Industries, Inc.	30,651	4,286,236
*	Nextpower, Inc., Class A	263,725	31,417,559
	NL Industries, Inc.	130,296	781,776
*	NPK International, Inc.	400,351	6,545,739
	nVent Electric PLC	37,649	5,380,042

184

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NWPX Infrastructure, Inc.	57,461	$5,650,715
	Omega Flex, Inc.	24,963	786,834
*	OPENLANE, Inc.	476,291	14,974,589
*	Optex Systems Holdings, Inc.	657	7,056
*	Orion Group Holdings, Inc.	165,341	2,251,944
	Oshkosh Corp.	234,404	36,637,345
	Owens Corning	94,188	11,617,148
*	PAMT Corp.	145,219	1,466,712
	Pangaea Logistics Solutions Ltd.	171,811	1,316,072
	Park Aerospace Corp.	86,699	2,935,628
	Park-Ohio Holdings Corp.	57,867	1,675,250
#*	Parsons Corp.	372,407	18,773,037
#	Paycom Software, Inc.	78,195	9,911,998
*	Paylocity Holding Corp.	128,692	13,575,719
*»	Pegasus Cos., Inc. PEGX US	6	409
#*	Perma-Fix Environmental Services, Inc.	34,004	430,491
*	Perma-Pipe International Holdings, Inc.	34,325	1,123,457
*	Pioneer Power Solutions, Inc.	22,466	87,168
#	Pitney Bowes, Inc.	489,119	7,561,780
#*	Planet Labs PBC	502,402	18,573,802
#*	Plug Power, Inc.	1,849,468	5,788,835
#	Powell Industries, Inc.	269,907	74,837,114
#*	Power Solutions International, Inc.	43,435	3,182,482
	Preformed Line Products Co.	32,244	10,713,069
	Primoris Services Corp.	257,629	46,669,493
*	Proto Labs, Inc.	106,063	6,873,943
	Quad/Graphics, Inc.	161,068	1,198,346
	Quanex Building Products Corp.	141,596	2,823,424
*	Radiant Logistics, Inc.	295,490	2,485,071
*	RBC Bearings, Inc.	51,988	31,145,491
*	RCM Technologies, Inc.	34,631	1,083,604
	Regal Rexnord Corp.	132,940	28,586,088
*	Resideo Technologies, Inc.	590,428	24,426,006
	Resources Connection, Inc.	155,511	659,367
		Shares	Value†
INDUSTRIALS — (Continued)
#	Robert Half, Inc.	245,705	$6,538,210
	Rush Enterprises, Inc. (RUSHA US), Class A	367,756	27,224,977
	Rush Enterprises, Inc. (RUSHB US), Class B	103,231	7,521,411
#*	RXO, Inc.	319,140	6,373,226
	Ryder System, Inc.	63,902	16,216,411
*	Saia, Inc.	57,537	25,823,756
	Schneider National, Inc., Class B	347,747	10,811,454
	Science Applications International Corp.	191,475	18,529,036
	Sensata Technologies Holding PLC	486,469	20,256,569
*	SES AI Corp.	91,166	95,724
*	Shoals Technologies Group, Inc., Class A	599,832	4,762,666
*	SIFCO Industries, Inc.	12,885	209,381
#	Simpson Manufacturing Co., Inc.	186,014	35,478,450
*	SiteOne Landscape Supply, Inc.	131,109	16,526,289
*	SkyWest, Inc.	180,562	14,827,751
*	SPX Technologies, Inc.	209,340	45,826,619
*	StandardAero, Inc.	9,208	228,911
	Standex International Corp.	66,322	18,105,906
	Stanley Black & Decker, Inc.	243,258	19,013,045
*	Sterling Infrastructure, Inc.	128,798	66,410,825
*	Sun Country Airlines Holdings, Inc.	183,690	2,902,302
*	Sunrun, Inc.	958,819	12,205,766
	TaskUS, Inc., Class A	74,670	483,862
*	Taylor Devices, Inc.	3,544	196,692
*	Team, Inc.	5,530	96,498
	Tecnoglass, Inc.	150,038	6,463,637
	Tennant Co.	81,575	6,773,988
	Terex Corp.	516,993	32,156,965
	Tetra Tech, Inc.	580,932	18,775,722
*	Thermon Group Holdings, Inc.	145,499	8,801,234
*	TIC Solutions, Inc.	460,964	4,213,211
	Timken Co.	319,569	35,437,006
*	Titan International, Inc.	284,086	2,164,735
*	Titan Machinery, Inc.	104,471	2,184,489

185

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Toro Co.	270,878	$25,779,459
*	Transcat, Inc.	41,134	3,130,297
*	Trex Co., Inc.	359,957	14,110,314
	TriNet Group, Inc.	193,279	8,848,313
	Trinity Industries, Inc.	377,425	12,307,829
*	TrueBlue, Inc.	125,942	691,422
	Tutor Perini Corp.	274,287	25,486,748
	Twin Disc, Inc.	43,962	726,252
	UFP Industries, Inc.	268,583	24,035,493
*	U-Haul Holding Co. (UHAL US)	28,512	1,464,376
	U-Haul Holding Co. (UHAL/B US)	77,539	3,697,835
*	Ultralife Corp.	77,993	538,152
	UniFirst Corp.	66,958	17,108,439
#	Universal Logistics Holdings, Inc.	119,639	2,880,907
#*	Upwork, Inc.	566,705	5,865,397
*	V2X, Inc.	126,303	8,564,606
	Valmont Industries, Inc.	91,386	46,427,743
*	Verra Mobility Corp.	646,433	9,586,601
*	Vestis Corp.	68,985	670,534
*	Vicor Corp.	133,022	35,818,834
	Virco Mfg. Corp.	6,276	38,033
*	VirTra, Inc.	11,083	49,430
#	VSE Corp.	88,016	15,110,587
	Wabash National Corp.	291,843	2,536,116
	Watts Water Technologies, Inc., Class A	121,950	36,604,512
#	Werner Enterprises, Inc.	328,793	12,122,598
	WESCO International, Inc.	153,587	53,620,293
*	Willdan Group, Inc.	53,212	4,044,112
	Willis Lease Finance Corp.	32,048	6,222,119
#	WillScot Holdings Corp.	570,097	12,906,996
	Worthington Enterprises, Inc.	224,958	12,208,471
#*	Xometry, Inc., Class A	122,335	6,272,115
	Zurn Elkay Water Solutions Corp.	493,711	25,653,224
TOTAL INDUSTRIALS			4,033,412,981
INFORMATION TECHNOLOGY — (11.4%)
*	8x8, Inc.	103,188	198,121
*	908 Devices, Inc.	30,370	207,427
	A10 Networks, Inc.	319,888	8,534,612
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ACCESS Newswire, Inc.	11,217	$88,614
*	ACI Worldwide, Inc.	517,744	22,376,896
*	ACM Research, Inc., Class A	140,576	7,266,373
	Adeia, Inc.	481,661	15,340,903
*	ADTRAN Holdings, Inc.	277,000	4,900,130
#	Advanced Energy Industries, Inc.	167,459	64,289,185
*	Aeva Technologies, Inc.	5,325	85,147
*	Agilysys, Inc.	99,835	6,395,430
#*	Alarm.com Holdings, Inc.	229,503	10,192,228
#*	Alithya Group, Inc., Class A	47,540	47,535
#*	Alkami Technology, Inc.	19,812	312,633
#*	Allegro MicroSystems, Inc.	619,763	30,058,506
*	Alpha & Omega Semiconductor Ltd.	132,838	5,769,154
*	Ambarella, Inc.	161,916	11,139,821
	Amdocs Ltd.	239,334	15,477,730
	Amkor Technology, Inc.	788,526	54,999,689
*	AmpliTech Group, Inc.	47,843	93,772
*	Amplitude, Inc., Class A	180,617	1,284,187
*	Amtech Systems, Inc.	78,288	1,362,994
#*	Appfolio, Inc., Class A	74,693	12,480,453
#*	Applied Optoelectronics, Inc.	125,632	20,648,876
*	Arlo Technologies, Inc.	13,877	194,972
*	Arrow Electronics, Inc.	211,020	39,635,887
*	AstroNova, Inc.	35,679	485,234
#*	Aurora Innovation, Inc.	2,817,006	16,563,995
*	AvePoint, Inc.	845,004	8,238,789
*	Aviat Networks, Inc.	39,674	909,725
	Avnet, Inc.	454,132	37,470,431
*	Aware, Inc.	28,531	33,096
#*	Axcelis Technologies, Inc.	142,884	19,876,593
#*	AXT, Inc.	39,270	3,110,969
*	Backblaze, Inc., Class A	118,782	508,387
#	Badger Meter, Inc.	130,983	15,837,155

186

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Bel Fuse, Inc. (BELFA US), Class A	10,147	$2,470,287
	Bel Fuse, Inc. (BELFB US), Class B	47,221	13,025,441
	Belden, Inc.	227,715	25,613,383
	Benchmark Electronics, Inc.	158,610	13,013,951
#	Bentley Systems, Inc., Class B	87,849	2,865,634
*	Bill Holdings, Inc.	417,229	15,854,702
*	BK Technologies Corp.	17,076	1,645,443
*	Blackbaud, Inc.	144,668	5,377,310
#*	BlackLine, Inc.	257,897	8,059,281
#*	Box, Inc., Class A	691,511	16,734,566
#*	Braze, Inc., Class A	281,069	6,191,950
*	Calix, Inc.	246,284	10,728,131
*	CCC Intelligent Solutions Holdings, Inc.	2,325,740	12,186,878
#*	Cerence, Inc.	23,204	211,156
*	CEVA, Inc.	121,989	3,725,544
#*	Cipher Digital, Inc.	1,068,091	18,947,934
*	Cirrus Logic, Inc.	228,130	37,203,440
#*	Cleanspark, Inc.	1,006,478	12,611,169
	Clear Secure, Inc., Class A	357,929	19,109,829
#*	Clearfield, Inc.	50,846	1,468,941
#	Climb Global Solutions, Inc.	82,148	1,370,229
*	Coda Octopus Group, Inc.	8,061	91,170
	Cognex Corp.	515,901	28,637,665
*	Cohu, Inc.	210,441	9,964,381
*	Commvault Systems, Inc.	172,343	17,041,276
*	Comtech Telecommunications Corp.	76,467	269,164
#*	Consensus Cloud Solutions, Inc.	77,296	2,000,420
#*	Core Scientific, Inc.	128,114	2,562,280
*	Corsair Gaming, Inc.	55,563	377,273
*	CPS Technologies Corp.	23,724	116,959
#	Crane NXT Co.	242,783	10,847,544
*	Crexendo, Inc.	35,575	232,661
*	CS Disco, Inc.	176,482	764,167
	CSP, Inc.	50,132	465,726
	CTS Corp.	140,018	7,995,028
*	CVD Equipment Corp.	8,212	55,677
#*	Daily Journal Corp.	6,051	3,199,527
*	Daktronics, Inc.	219,140	4,308,292
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Data I/O Corp.	31,665	$85,812
#*	Diebold Nixdorf, Inc.	121,184	9,308,143
*	Digi International, Inc.	191,295	10,720,172
#*	Digi Power X, Inc.	108,415	365,359
*	Digital Turbine, Inc.	411,268	1,451,776
#*	DigitalOcean Holdings, Inc.	349,636	33,715,399
*	Diodes, Inc.	208,280	22,317,202
*	Docusign, Inc.	80,681	3,710,519
	Dolby Laboratories, Inc., Class A	237,456	15,230,428
*	Dropbox, Inc., Class A	721,056	17,514,450
*	DXC Technology Co.	876,640	9,923,565
*	Dynatrace, Inc.	234,436	8,488,928
*	Eastman Kodak Co.	358,346	4,776,752
#*	eGain Corp.	116,167	878,223
#*	Enphase Energy, Inc.	463,169	15,266,050
#*	EPAM Systems, Inc.	166,068	18,895,217
#	ePlus, Inc.	118,361	10,023,993
*	Everforth, Inc.	195,433	4,123,636
*	Everspin Technologies, Inc.	80,257	1,467,098
#*	Fastly, Inc., Class A	637,934	16,111,023
*	Five9, Inc.	156,506	2,691,903
*	FormFactor, Inc.	342,769	46,592,590
*	Frequency Electronics, Inc.	43,447	2,179,302
*	Freshworks, Inc., Class A	424,636	3,465,030
	Gen Digital, Inc.	200,648	3,870,500
*	Grid Dynamics Holdings, Inc.	119,605	680,552
*	GSI Technology, Inc.	26,333	196,181
*	Guidewire Software, Inc.	15,464	2,140,063
	Hackett Group, Inc.	192,896	2,490,287
*	Harmonic, Inc.	504,628	5,767,898
*	Hut 8 Corp. (HUT US)	6,871	520,684
#*	I3 Verticals, Inc., Class A	97,769	2,204,691
*	Ichor Holdings Ltd.	156,678	10,336,048
#*	indie Semiconductor, Inc., Class A	227,951	1,028,059
	Information Services Group, Inc.	174,055	710,144
#*	Inseego Corp.	35,861	653,746
*	Insight Enterprises, Inc.	142,847	10,413,546
*	Intapp, Inc.	191,175	4,291,879
*	Intellicheck, Inc.	7,013	56,034
#	InterDigital, Inc.	166,317	49,322,970
*	inTEST Corp.	57,279	1,070,545
*	IPG Photonics Corp.	188,729	22,443,653

187

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Itron, Inc.	206,302	$17,288,108
*	JFrog Ltd.	164,938	7,659,721
*	Key Tronic Corp.	48,645	138,152
*	Kimball Electronics, Inc.	107,714	2,909,355
#*	Klaviyo, Inc., Class A	300,790	6,042,871
*	Knowles Corp.	497,617	15,520,674
	Kulicke & Soffa Industries, Inc.	213,365	18,242,708
*	KVH Industries, Inc.	112,689	1,025,470
*	Kyndryl Holdings, Inc.	980,489	13,550,358
*	Lantronix, Inc.	175,793	1,179,571
*	Lattice Semiconductor Corp.	87,002	10,638,605
*	LGL Group, Inc.	15,751	109,469
#*	Life360, Inc.	31,351	1,350,915
	Littelfuse, Inc.	87,011	35,167,236
*	LiveRamp Holdings, Inc.	297,589	8,698,526
*	MACOM Technology Solutions Holdings, Inc.	46,557	13,110,917
*	Magnachip Semiconductor Corp.	156,700	532,780
*	Manhattan Associates, Inc.	107,864	14,873,367
#*	MARA Holdings, Inc.	1,058,332	12,689,401
*	MaxLinear, Inc.	359,504	25,434,908
	Methode Electronics, Inc.	157,402	1,262,364
#*	Mirion Technologies, Inc.	928,397	18,335,841
*	Mitek Systems, Inc.	200,687	2,801,591
	MKS, Inc.	97,148	27,565,745
*	M-Tron Industries, Inc.	11,797	787,804
*	N-able, Inc.	746,093	3,864,762
	Napco Security Technologies, Inc.	157,487	7,362,517
#*	Navitas Semiconductor Corp.	265,400	4,379,100
*	nCino, Inc.	516,664	9,031,287
#*	NCR Voyix Corp.	619,082	4,265,475
*	NETGEAR, Inc.	129,326	3,268,068
*	NetScout Systems, Inc.	324,714	10,942,862
#	Network-1 Technologies, Inc.	135,577	196,587
*	nLight, Inc.	143,636	10,032,975
#*	Novanta, Inc.	159,966	20,720,396
*	Nutanix, Inc., Class A	358,756	14,669,533
#	NVE Corp.	21,567	1,785,532
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	OneSpan, Inc.	166,883	$1,932,505
*	Onto Innovation, Inc.	135,674	40,031,970
*	Ooma, Inc.	87,810	1,433,059
*	Optical Cable Corp.	42,076	433,383
#*	OSI Systems, Inc.	77,783	22,317,498
#*	Ouster, Inc.	132,215	3,564,516
*	PagerDuty, Inc.	160,477	1,067,172
#*	PAR Technology Corp.	79,597	1,069,784
	PC Connection, Inc.	118,258	7,537,765
#*	PDF Solutions, Inc.	174,058	7,458,385
	Pegasystems, Inc.	578,849	21,156,931
#*	Penguin Solutions, Inc.	233,810	7,110,162
*	Photronics, Inc.	268,386	13,279,739
*	Plexus Corp.	140,129	35,113,525
#*	Porch Group, Inc.	447,346	4,307,942
#	Power Integrations, Inc.	251,163	18,262,062
#*	Powerfleet, Inc. NJ	596,092	1,919,416
*	Procore Technologies, Inc.	53,910	3,050,228
*	Progress Software Corp.	194,955	5,429,497
*	Q2 Holdings, Inc.	235,647	11,959,085
*	Qorvo, Inc.	288,521	27,184,449
*	Qualys, Inc.	161,547	14,043,281
*	QuickLogic Corp.	4,619	73,765
	Ralliant Corp.	158,032	7,180,974
#*	Rambus, Inc.	448,976	51,681,627
*	Red Violet, Inc.	42,708	1,598,560
*	RF Industries Ltd.	32,691	475,000
*	Ribbon Communications, Inc.	701,055	1,850,785
	Richardson Electronics Ltd.	55,605	800,712
*	Rimini Street, Inc.	88,191	300,731
#	RingCentral, Inc., Class A	305,210	12,275,546
#*	Riot Platforms, Inc.	1,615,534	27,851,806
*	Rogers Corp.	82,657	11,220,688
#*	SailPoint, Inc.	247,063	2,821,459
*	Sanmina Corp.	297,290	64,755,708
*»	Sapiens International Corp. NV	21,554	937,599
*	ScanSource, Inc.	116,160	4,776,499
#*	Semtech Corp.	110,351	11,592,373
*	SentinelOne, Inc., Class A	1,216,757	17,229,279
#*††	Silicon Graphics, Inc.	10,199	0
*	Silicon Laboratories, Inc.	90,262	19,650,037
*	Silvaco Group, Inc.	11,684	119,294
*	SiTime Corp.	36,579	20,562,885

188

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	SkyWater Technology, Inc.	85,873	$2,739,349
#	Skyworks Solutions, Inc.	390,280	27,385,948
#*	SolarEdge Technologies, Inc.	98,139	4,206,238
*	SoundThinking, Inc.	10,561	72,026
#*	Sprinklr, Inc., Class A	627,292	3,086,277
*	SPS Commerce, Inc.	117,252	6,580,182
»	SRAX, Inc.	70,653	7,065
#*	Synaptics, Inc.	171,987	16,096,263
	TD SYNNEX Corp.	83,032	18,946,242
*	Telos Corp.	280,039	1,195,767
*	Tenable Holdings, Inc.	208,990	4,365,801
*	Teradata Corp.	402,374	10,602,555
*	TransAct Technologies, Inc.	9,470	31,535
*	Trio-Tech International	25,480	358,504
*	TTM Technologies, Inc.	568,946	90,018,636
*	Turtle Beach Corp.	75,602	870,935
*	Twilio, Inc., Class A	25	3,702
#*	UiPath, Inc., Class A	1,825,918	18,806,955
*	Ultra Clean Holdings, Inc.	137,515	10,746,797
*	Unisys Corp.	203,941	532,286
#*	Unity Software, Inc.	398,219	10,520,946
	Universal Display Corp.	180,190	15,692,747
*	Varonis Systems, Inc.	72,824	1,915,271
*	Veeco Instruments, Inc.	271,273	13,522,959
#*	Vertex, Inc., Class A	43,338	536,091
*	Viant Technology, Inc., Class A	44,467	482,912
*	Viasat, Inc.	172,122	11,344,561
*	Viavi Solutions, Inc.	696,900	36,517,560
	Vishay Intertechnology, Inc.	558,686	16,185,133
*	Vishay Precision Group, Inc.	54,589	3,298,267
*	Vistance Networks, Inc.	735,971	9,416,749
	Vontier Corp.	578,124	20,743,089
*	WidePoint Corp.	25,315	160,497
*	Xperi, Inc.	207,727	1,389,694
#*	Yext, Inc.	469,165	1,810,977
*	Zebra Technologies Corp., Class A	30,682	6,942,109
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Zeta Global Holdings Corp., Class A	819,612	$15,097,253
TOTAL INFORMATION TECHNOLOGY			2,368,343,218
MATERIALS — (4.9%)
	AdvanSix, Inc.	90,934	2,242,432
	Alcoa Corp.	609,832	38,901,183
#*	Alpha Metallurgical Resources, Inc.	57,734	10,764,504
*	Alto Ingredients, Inc.	125,212	691,170
#*	American Battery Technology Co.	111,500	376,870
*	American Vanguard Corp.	128,602	370,374
*	Ampco-Pittsburgh Corp.	6,318	68,993
	AptarGroup, Inc.	130,773	16,174,005
	Ardagh Metal Packaging SA	1,047,370	4,032,375
*	Arq, Inc.	118,861	269,814
*	Ascent Industries Co.	43,974	640,701
	Ashland, Inc.	192,071	10,229,701
*	Aspen Aerogels, Inc.	66,937	248,336
	Avient Corp.	407,056	15,093,636
*	Axalta Coating Systems Ltd.	834,798	23,741,655
	Balchem Corp.	146,242	23,635,632
	Cabot Corp.	265,626	20,442,577
#	Caledonia Mining Corp. PLC	54,264	1,242,646
	Celanese Corp.	245,697	16,648,429
*	Century Aluminum Co.	414,877	24,660,289
	CF Industries Holdings, Inc.	11,330	1,407,186
	Chemours Co.	572,170	15,419,982
*	Clearwater Paper Corp.	88,038	1,207,001
*	Cleveland-Cliffs, Inc.	2,292,205	23,380,491
*	Coeur Mining, Inc. CDE US	1,670,550	30,019,783
	Commercial Metals Co.	507,959	35,028,853
*	Compass Minerals International, Inc.	177,363	4,737,366
*	Contango Silver & Gold, Inc.	4,516	103,642
*	Core Molding Technologies, Inc.	41,022	1,105,543
	Crown Holdings, Inc.	193,089	18,982,580
#*	Dakota Gold Corp.	235,509	1,267,038
	Eagle Materials, Inc.	117,011	24,585,181

189

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Eastman Chemical Co.	307,798	$22,496,956
*	Ecovyst, Inc.	505,470	7,167,565
#	Element Solutions, Inc.	1,410,553	60,075,452
#	Ferroglobe PLC	408,602	1,895,913
*	Flotek Industries, Inc.	125,515	2,121,204
	Fortitude Gold Corp.	179,751	889,767
	Friedman Industries, Inc.	62,791	1,292,867
#	Graphic Packaging Holding Co.	376,927	3,592,114
	Greif, Inc. (GEF US), Class A	149,487	9,752,532
	Greif, Inc. (GEF/B US), Class B	23,507	1,886,202
	Hawkins, Inc.	97,378	16,305,946
#	HB Fuller Co.	240,782	14,572,127
#	Hecla Mining Co.	2,720,675	49,026,563
	Huntsman Corp.	702,847	10,099,911
*	Idaho Strategic Resources, Inc.	3,352	141,287
*	Ingevity Corp.	153,922	11,727,317
	Innospec, Inc.	109,683	8,364,426
*	Intrepid Potash, Inc.	58,815	2,327,310
*	Ivanhoe Electric, Inc.	114,134	1,464,339
	Kaiser Aluminum Corp.	71,987	12,268,744
*	Knife River Corp.	231,373	21,413,571
	Koppers Holdings, Inc.	87,080	3,555,476
	Kronos Worldwide, Inc.	218,642	1,626,696
	Louisiana-Pacific Corp.	309,471	22,340,711
*	LSB Industries, Inc.	317,727	4,734,132
*	Magnera Corp.	5,353	53,423
	Materion Corp.	96,495	17,736,746
	Mativ Holdings, Inc.	218,684	2,029,388
#*	McEwen, Inc.	264,273	5,729,439
	Mercer International, Inc.	128,912	144,381
*	Metallus, Inc.	237,776	4,574,810
	Minerals Technologies, Inc.	141,586	10,185,697
	Mosaic Co.	838,567	19,513,454
#*	MP Materials Corp.	427,179	28,210,901
	Myers Industries, Inc.	165,232	3,405,432
	NewMarket Corp.	34,767	23,489,281
	Nexa Resources SA	94,203	1,423,407
	Northern Technologies International Corp.	37,749	301,992
*	O-I Glass, Inc.	682,431	6,216,946
	Olin Corp.	408,974	11,647,580
		Shares	Value†
MATERIALS — (Continued)
	Orion SA	238,978	$1,797,115
*	Perimeter Solutions, Inc.	420,626	12,744,968
	Quaker Chemical Corp.	71,231	9,679,581
#*	Ramaco Resources, Inc. (METC US), Class A	197,357	2,930,751
	Ramaco Resources, Inc. (METCB US), Class B	11,948	119,719
*	Ranpak Holdings Corp.	327,584	1,667,403
*	Rayonier Advanced Materials, Inc.	293,848	2,788,618
††	Resolute Forest Products, Inc.	595,780	158,656
	Royal Gold, Inc.	42,974	10,029,272
	Ryerson Holding Corp.	258,815	7,171,764
	Scotts Miracle-Gro Co.	213,686	13,398,112
	Sensient Technologies Corp.	188,820	21,457,505
#	Silgan Holdings, Inc.	543,152	22,024,814
*	Smith-Midland Corp.	13,502	456,098
	Solstice Advanced Materials, Inc.	95,341	7,813,195
#	Sonoco Products Co.	368,065	18,388,527
	Stepan Co.	105,330	5,269,660
	SunCoke Energy, Inc.	379,762	2,589,977
	Sylvamo Corp.	153,091	6,541,578
*	Tredegar Corp.	154,125	1,479,600
	TriMas Corp.	181,385	6,714,873
	Tronox Holdings PLC	696,386	6,956,896
	U.S. Lime & Minerals, Inc.	132,855	14,304,498
	Warrior Met Coal, Inc.	199,918	17,962,632
#	Westlake Corp.	102,772	11,847,556
	Worthington Steel, Inc.	226,400	8,700,552
TOTAL MATERIALS			1,008,515,893
REAL ESTATE — (0.7%)
*	Alset, Inc.	312	471
*	AMREP Corp.	13,793	379,997
*	CKX Lands, Inc.	5,107	59,216
#*	Compass, Inc., Class A	2,207,560	16,711,229
*	Comstock Holding Cos., Inc.	31,146	498,336
*	Cushman & Wakefield Ltd.	945,550	13,275,522

190

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Douglas Elliman, Inc.	243,317	$489,067
#	eXp World Holdings, Inc.	400,200	2,489,244
*	Five Point Holdings LLC, Class A	105,036	523,079
*	Forestar Group, Inc.	211,482	5,976,481
*	FRP Holdings, Inc.	161,708	3,397,485
*	Howard Hughes Holdings, Inc.	202,373	12,601,767
*	Jones Lang LaSalle, Inc.	4,900	1,558,837
*»	JW Mays, Inc.	200	8,066
	Kennedy-Wilson Holdings, Inc.	419,645	4,574,131
	Marcus & Millichap, Inc.	173,912	4,833,015
*	Maui Land & Pineapple Co., Inc.	53,148	824,857
	Newmark Group, Inc., Class A	634,223	10,223,675
#*	Opendoor Technologies, Inc.	3,339,360	17,965,757
*	RE/MAX Holdings, Inc., Class A	50,993	545,625
	RMR Group, Inc., Class A	30,688	546,553
*	Seaport Entertainment Group, Inc.	43,708	974,251
	St. Joe Co.	259,783	16,774,188
*	Star Holdings	6,852	58,722
*	Stratus Properties, Inc.	35,306	1,068,360
*	Tejon Ranch Co.	121,107	2,370,064
*	Zillow Group, Inc. (Z US), Class C	331,851	14,734,184
#*	Zillow Group, Inc. (ZG US), Class A	93,269	4,160,730
TOTAL REAL ESTATE			137,622,909
UTILITIES — (2.6%)
	AES Corp.	1,902,411	27,489,839
	American States Water Co.	171,522	12,913,891
	Artesian Resources Corp., Class A	58,594	1,834,578
	Avista Corp.	364,578	14,984,156
	Black Hills Corp.	293,462	22,094,754
	California Water Service Group	263,158	11,115,794
	Chesapeake Utilities Corp.	103,641	13,071,203
		Shares	Value†
UTILITIES — (Continued)
#	Clearway Energy, Inc. (CWEN US), Class C	324,044	$13,078,416
	Clearway Energy, Inc. (CWENA US), Class A	131,562	5,319,052
	Consolidated Water Co. Ltd.	71,408	2,288,626
	Essential Utilities, Inc.	475,885	18,178,807
	Genie Energy Ltd., Class B	164,390	2,296,528
	Global Water Resources, Inc.	36,122	256,827
	H2O America	162,049	9,105,533
*	Hallador Energy Co.	187,917	2,918,351
#*	Hawaiian Electric Industries, Inc.	668,150	10,069,020
#	IDACORP, Inc.	178,716	26,403,502
	MDU Resources Group, Inc.	779,908	17,571,327
	MGE Energy, Inc.	174,495	13,997,989
	Middlesex Water Co.	81,974	4,170,837
*	Montauk Renewables, Inc.	131,049	191,332
	National Fuel Gas Co.	298,752	25,208,694
	New Jersey Resources Corp.	447,850	25,218,433
	Northwest Natural Holding Co.	167,899	8,898,647
	Northwestern Energy Group, Inc.	277,717	20,090,048
	OGE Energy Corp.	636,610	31,066,568
	ONE Gas, Inc.	248,106	22,136,017
	Ormat Technologies, Inc.	263,882	30,320,042
#	Otter Tail Corp.	225,432	20,117,552
#	Pinnacle West Capital Corp.	284,445	29,502,635
	Portland General Electric Co.	435,678	22,624,759
*	Pure Cycle Corp.	103,069	1,189,416
	RGC Resources, Inc.	32,430	737,134
	Southwest Gas Holdings, Inc.	283,813	26,692,613
	Spire, Inc.	262,276	23,914,326
*	Spruce Power Holding Corp.	14,484	48,232
	UGI Corp.	662,509	23,909,950
	Unitil Corp.	85,122	4,465,500

191

U.S. Small Cap Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
York Water Co.	94,105	$2,730,927
TOTAL UTILITIES		548,221,855
TOTAL COMMON STOCKS		18,711,712,513
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
*» TurnOnGreen, Inc. Warrants 06/26/2028	90,960	250
TOTAL RIGHTS/WARRANTS		250

MONEY MARKET FUNDS — (1.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	217,405,373	217,405,373
TOTAL INVESTMENT SECURITIES (Cost $11,251,243,273)			18,929,118,136
		Shares	Value†
SECURITIES LENDING COLLATERAL — (8.4%)
@§	The DFA Short Term Investment Fund	150,198,049	$1,737,040,436
TOTAL INVESTMENTS — (100.0%)
(Cost $12,988,431,462)			$20,666,158,572
As of April 30, 2026, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	612	06/18/26	$205,463,941	$221,658,750	$16,194,809
Total Futures Contracts			$205,463,941	$221,658,750	$16,194,809
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$476,546,010	$154,302	$1,637	$476,701,949
Consumer Discretionary	2,461,836,265	784,252	—	2,462,620,517
Consumer Staples	715,545,935	736,900	—	716,282,835
Energy	1,171,830,420	—	—	1,171,830,420
Financials	3,850,718,849	28,223	—	3,850,747,072
Health Care	1,936,312,158	13,561	1,087,145	1,937,412,864
Industrials	4,033,412,572	409	—	4,033,412,981

192

U.S. Small Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Information Technology	$2,367,398,554	$944,664	—	$2,368,343,218
Materials	1,008,357,237	—	$158,656	1,008,515,893
Real Estate	137,614,843	8,066	—	137,622,909
Utilities	548,221,855	—	—	548,221,855
Rights/Warrants
Industrials	—	250	—	250
Securities Lending Collateral	—	1,737,040,436	—	1,737,040,436
Money Market Funds	217,405,373	—	—	217,405,373
Total Investments in Securities	$18,925,200,071	$1,739,711,063	$1,247,438˂˃	$20,666,158,572
Financial Instruments
Assets
Futures Contracts**	16,194,809	—	—	16,194,809
Total Financial Instruments	$16,194,809	—	—	$16,194,809
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
193

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.5%)
COMMUNICATION SERVICES — (2.7%)
#*	Advantage Solutions, Inc.	12,157	$416,620
#*	AMC Global Media, Inc.	98,370	835,161
*	Angi, Inc.	78,538	576,469
#*	Anterix, Inc.	61,200	2,957,184
	Array Digital Infrastructure, Inc.	54,574	2,711,782
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	56,406	2,985,006
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	159,008	7,856,585
	ATN International, Inc.	54,961	1,535,061
*	Bandwidth, Inc., Class A	102,018	3,755,283
*	Boston Omaha Corp., Class A	93,667	1,125,877
*	Bumble, Inc., Class A	109,306	453,620
#*	Cable One, Inc.	15,488	1,416,997
*	Cargurus, Inc.	322,909	11,773,262
#*	Cars.com, Inc.	189,344	2,080,891
	Cinemark Holdings, Inc.	481,703	14,219,873
#*	Clear Channel Outdoor Holdings, Inc.	269,156	645,974
	CuriosityStream, Inc.	35,974	113,318
*	DHI Group, Inc.	70,842	169,312
*	DoubleVerify Holdings, Inc.	285,640	3,147,753
	Entravision Communications Corp., Class A	673,965	2,540,848
*	EverQuote, Inc., Class A	103,854	1,497,575
*	EW Scripps Co., Class A	252,642	1,210,155
#*	fuboTV, Inc., Class A	40,497	498,923
*	Gaia, Inc.	47,027	147,194
*	Gambling.com Group Ltd.	7,406	28,513
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	GCI Liberty, Inc. (GLBKV US), Class C	93,604	$3,205,937
*	GCI Liberty, Inc. (GLIBA US), Class A	8,551	298,088
*	Gogo, Inc.	212,047	886,356
	Gray Media, Inc. GTN US	314,420	1,773,329
#	Gray Media, Inc. GTNA US, Class A	3,666	39,227
*	Grindr, Inc.	327,362	4,376,830
	IDT Corp., Class B	113,234	5,678,685
*	IMAX Corp.	213,929	8,133,581
	Iridium Communications, Inc.	320,134	12,507,635
	John Wiley & Sons, Inc. (WLY US), Class A	139,390	5,705,233
*	Liberty Global Ltd. (LBTYA US), Class A	338,923	3,924,728
*	Liberty Global Ltd. (LBTYK US), Class C	278,378	3,156,807
*	Liberty Latin America Ltd. (LILA US), Class A	126,483	1,027,042
*	Liberty Latin America Ltd. (LILAK US), Class C	665,774	5,532,582
*	Lionsgate Studios Corp.	67,497	839,663
*»	Machten, Inc.	97	582
*	Madison Square Garden Entertainment Corp.	131,144	8,776,156
*	Magnite, Inc.	414,377	5,310,241
	Marcus Corp.	87,298	1,538,191
*	MediaAlpha, Inc., Class A	138,256	1,176,559
	National CineMedia, Inc.	143,330	485,889
	Nexstar Media Group, Inc.	12,247	2,549,091
*»	Old Market Capital Corp.	52,507	220,529

194

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Optimum Communications, Inc., Class A	215,514	$340,512
††	Pegasus Cos., Inc.	32	2,182
*	PubMatic, Inc., Class A	69,942	684,033
*	QuinStreet, Inc.	198,590	2,534,008
*»	Reading International, Inc. (RDIB US), Class B	11,620	109,112
*	Reservoir Media, Inc.	71,222	716,493
	Saga Communications, Inc., Class A	22,689	255,932
#	Scholastic Corp.	81,580	3,292,569
	Shenandoah Telecommunications Co.	196,839	3,096,277
	Shutterstock, Inc.	133,369	2,156,577
	Sinclair, Inc.	149,724	2,328,208
*	Sphere Entertainment Co.	107,319	15,287,592
	Spok Holdings, Inc.	71,804	767,585
*	Stagwell, Inc.	425,257	2,666,361
*	Starz Entertainment Corp.	4,499	82,512
#*	TechTarget, Inc.	180,160	1,034,118
	Telephone & Data Systems, Inc.	325,306	14,658,288
*	Thryv Holdings, Inc.	13,071	46,794
	Townsquare Media, Inc., Class A	14,233	91,945
*	Travelzoo	42,530	416,369
#*	TripAdvisor, Inc.	136,852	1,523,163
#*	Uniti Group, Inc.	353,150	4,177,764
*	Urban One, Inc. UONEK US	4,788	22,982
*	USA TODAY Co., Inc.	504,224	3,645,540
*	Versant Media Group, Inc.	4,426	177,881
*	Yelp, Inc.	177,679	4,903,940
	Zedge, Inc., Class B	24,863	82,794
*	Ziff Davis, Inc.	130,301	5,962,574
*	ZoomInfo Technologies, Inc.	383,965	2,399,781
TOTAL COMMUNICATION SERVICES			215,306,083
CONSUMER DISCRETIONARY — (11.5%)
#*	1-800-Flowers.com, Inc., Class A	109,331	387,032
*	1stdibs.com, Inc.	28,131	130,247
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Abercrombie & Fitch Co., Class A	119,422	$10,192,668
	Academy Sports & Outdoors, Inc.	200,438	10,992,020
*	Accel Entertainment, Inc.	225,559	2,817,232
#	Acushnet Holdings Corp.	171,900	16,643,358
*	Adient PLC	253,802	5,342,532
#	Advance Auto Parts, Inc.	195,920	11,659,199
*	Allbirds, Inc., Class A	9,131	59,351
	AMCON Distributing Co.	8,655	768,998
	American Eagle Outfitters, Inc.	532,011	9,267,632
*	American Outdoor Brands, Inc.	51,578	485,349
*	American Public Education, Inc.	63,969	3,719,797
#*	America's Car-Mart, Inc.	28,916	353,064
	Arhaus, Inc.	151,503	1,121,122
*	Ark Restaurants Corp.	33,977	225,268
	Arko Corp.	182,729	1,206,011
*	Asbury Automotive Group, Inc.	36,077	7,348,524
#*	Bally's Corp.	7,282	96,996
#*	Barnes & Noble Education, Inc.	8,555	84,352
	Bassett Furniture Industries, Inc.	73,869	1,077,010
	Bath & Body Works, Inc.	327,503	6,366,658
*	Beazer Homes USA, Inc.	94,742	2,045,480
#*	Bed Bath & Beyond, Inc.	43,135	211,361
*	Biglari Holdings, Inc. (BH US), Class B	7,731	2,390,812
*	Biglari Holdings, Inc. (BH/A US), Class A	621	1,012,348
*	BJ's Restaurants, Inc.	98,449	3,780,442
	Bloomin' Brands, Inc.	198,291	1,209,575
*	Boot Barn Holdings, Inc.	43,668	7,486,879
*»	Bowl America, Inc.	55,406	0
*	Bright Horizons Family Solutions, Inc.	35,664	2,892,707
	Brunswick Corp.	118,188	9,390,037
	Buckle, Inc.	198,584	11,043,256
	Build-A-Bear Workshop, Inc.	47,273	1,746,265

195

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Caleres, Inc.	166,991	$2,187,582
*	Callaway Golf Co.	605,354	9,261,916
	Camping World Holdings, Inc., Class A	100,112	819,917
	Canterbury Park Holding Corp.	10,905	172,735
*	Capri Holdings Ltd.	391,111	7,630,576
*	CarMax, Inc.	121,386	4,771,684
	Carriage Services, Inc.	118,291	5,808,088
	Carter's, Inc.	22,480	811,978
*	Cato Corp., Class A	69,657	199,916
*	Cavco Industries, Inc.	29,042	14,724,294
	Century Communities, Inc.	144,153	8,075,451
*	Champion Homes, Inc.	101,697	7,752,362
#	Cheesecake Factory, Inc.	153,936	9,677,956
*	Citi Trends, Inc.	38,837	1,891,750
	Clarus Corp.	34,191	89,068
#	Columbia Sportswear Co.	148,422	9,041,868
#*	Cooper-Standard Holdings, Inc.	61,482	1,848,764
*	Coursera, Inc.	98,619	586,783
*	Covista, Inc.	264,753	30,504,841
#	Cricut, Inc., Class A	94,610	407,769
*	Crocs, Inc.	96,570	9,848,209
*	Culp, Inc.	149,674	492,427
	Dana, Inc.	511,292	18,636,593
*	Dauch Corp.	585,911	3,345,552
#*	Dave & Buster's Entertainment, Inc.	109,589	1,235,068
#	Designer Brands, Inc., Class A	107,337	805,027
*	Destination XL Group, Inc.	110,722	68,349
	Dine Brands Global, Inc.	30,392	844,290
*	Dorman Products, Inc.	106,859	12,022,706
#*	Dream Finders Homes, Inc., Class A	53,326	778,560
*	Driven Brands Holdings, Inc.	222,376	3,017,642
*	Duluth Holdings, Inc., Class B	23,636	77,999
*	Educational Development Corp.	3,317	4,644
*	El Pollo Loco Holdings, Inc.	159,414	2,155,277
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Envela Corp.	1,090	$19,195
	Escalade, Inc.	51,673	966,285
	Ethan Allen Interiors, Inc.	181,668	3,876,795
*	Etsy, Inc.	174,479	11,225,979
*	European Wax Center, Inc., Class A	63,897	370,603
*	Figs, Inc., Class A	521,601	7,803,151
*	First Watch Restaurant Group, Inc.	196,841	2,582,554
	Flanigan's Enterprises, Inc.	21,539	691,617
	Flexsteel Industries, Inc.	18,617	1,029,520
*	Floor & Decor Holdings, Inc., Class A	18,994	919,310
*	Fox Factory Holding Corp.	72,329	1,283,840
*	Frontdoor, Inc.	104,905	7,199,630
#*	Full House Resorts, Inc.	29,198	70,659
#*	Funko, Inc., Class A	30,279	133,530
	Garrett Motion, Inc.	607,991	15,570,649
*	Genesco, Inc.	34,077	1,209,393
	Gentex Corp.	229,220	5,297,274
*	Gentherm, Inc.	107,080	3,223,108
#*	GigaCloud Technology, Inc., Class A	48,794	2,170,845
#	G-III Apparel Group Ltd.	295,525	9,217,425
#*	Global Business Travel Group I	467,075	2,737,059
	Gold.com, Inc.	88,712	4,008,895
»	Golden Entertainment, Inc.	7,760	204,386
*	Goodyear Tire & Rubber Co.	939,488	6,651,575
	Graham Holdings Co., Class B	12,505	14,036,988
*	Grand Canyon Education, Inc.	43,927	7,426,738
*	Green Brick Partners, Inc.	151,865	10,241,776
	Group 1 Automotive, Inc.	8,056	2,874,945
#*	Groupon, Inc.	64,269	913,262
	H&R Block, Inc.	209,180	6,637,281
	Hamilton Beach Brands Holding Co., Class A	39,320	818,249

196

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Harley-Davidson, Inc.	224,089	$5,353,486
	Haverty Furniture Cos., Inc. (HVT US)	81,285	1,799,650
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	18,389	413,752
*	Hilton Grand Vacations, Inc.	186,622	8,765,635
*	Holley, Inc.	94,502	311,857
	Hooker Furnishings Corp.	26,305	319,606
*	Hovnanian Enterprises, Inc., Class A	18,395	2,068,334
*	Inspired Entertainment, Inc.	20,804	146,044
#	J Jill, Inc.	19,218	244,837
	JAKKS Pacific, Inc.	29,204	635,479
	Jerash Holdings U.S., Inc.	7,541	26,318
	Johnson Outdoors, Inc., Class A	50,741	2,670,499
	Kohl's Corp.	375,563	5,321,728
	Kontoor Brands, Inc.	205,389	15,067,337
*	Koss Corp.	4,843	20,970
#	Krispy Kreme, Inc.	381,728	1,504,008
*	Kura Sushi USA, Inc., Class A	36,763	2,024,538
#	Lakeland Industries, Inc.	35,035	356,306
*	Lands' End, Inc.	107,620	1,215,030
*	Latham Group, Inc.	156,047	947,205
*	Laureate Education, Inc.	774,687	23,314,205
*††	Lazare Kaplan International, Inc.	81,643	0
	La-Z-Boy, Inc.	166,529	5,785,217
	LCI Industries	78,509	9,359,843
	Lear Corp.	6,224	791,257
#*††	Lear Corp.	498,411	0
#*	Legacy Housing Corp.	49,684	1,080,627
	Leggett & Platt, Inc.	303,117	3,294,882
*	LGI Homes, Inc.	74,885	3,667,118
	Lifetime Brands, Inc.	67,974	458,824
*	Lincoln Educational Services Corp.	101,330	4,168,716
*	Lindblad Expeditions Holdings, Inc.	127,456	2,361,760
*	Live Ventures, Inc.	5,460	73,492
*	Lovesac Co.	21,025	332,405
*	M/I Homes, Inc.	91,152	11,985,576
	Macy's, Inc.	736,765	14,403,756
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Malibu Boats, Inc., Class A	69,633	$1,782,605
	Marine Products Corp.	149,233	1,181,925
*	MarineMax, Inc.	81,082	2,330,297
	Marriott Vacations Worldwide Corp.	112,201	8,079,594
*	MasterCraft Boat Holdings, Inc.	50,586	1,181,183
*	Mattel, Inc.	71,669	1,080,769
#	Matthews International Corp., Class A	80,610	2,300,609
*	Mister Car Wash, Inc.	383,649	2,716,235
	Monarch Casino & Resort, Inc.	27,353	3,246,528
#	Monro, Inc.	97,792	1,717,228
*	Motorcar Parts of America, Inc.	69,827	783,459
	Movado Group, Inc.	58,341	1,589,209
*	National Vision Holdings, Inc.	292,072	6,781,912
	Newell Brands, Inc.	689,100	2,811,528
»	Nobility Homes, Inc.	2,100	60,900
*	Ollie's Bargain Outlet Holdings, Inc.	10,999	951,523
	OneSpaWorld Holdings Ltd.	363,994	8,976,092
*	OneWater Marine, Inc., Class A	4,989	46,847
*	Outdoor Holding Co.	20,080	40,762
#	Oxford Industries, Inc.	55,765	2,388,973
#	Papa John's International, Inc.	110,429	3,996,426
	Patrick Industries, Inc.	116,225	10,808,925
*	Penn Entertainment, Inc.	52,898	923,599
	Perdoceo Education Corp.	410,255	13,924,055
#*	Petco Health & Wellness Co., Inc.	314,943	894,438
	Phinia, Inc.	117,219	8,457,351
*	Planet Fitness, Inc., Class A	322	21,468
	Polaris, Inc.	164,214	10,882,462
*	Pursuit Attractions & Hospitality, Inc.	60,709	2,554,635
	PVH Corp.	144,157	13,181,716
#*	QuantumScape Corp.	116,904	852,230
*	Rave Restaurant Group, Inc.	23,757	65,807
#	RCI Hospitality Holdings, Inc.	27,891	697,833

197

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Red Robin Gourmet Burgers, Inc.	15,638	$54,733
*	Revolve Group, Inc.	133,715	3,403,047
*	RH	32,442	4,281,046
	Rocky Brands, Inc.	27,022	990,897
*	Rush Street Interactive, Inc.	150,772	4,236,693
*	Sabre Corp.	24,097	44,098
*	Sally Beauty Holdings, Inc.	320,361	4,542,719
#*	Savers Value Village, Inc.	191,123	1,614,989
*	Shake Shack, Inc., Class A	71,310	7,306,423
	Shoe Carnival, Inc.	96,374	1,784,846
	Signet Jewelers Ltd.	151,527	13,490,449
*	Sleep Number Corp.	800	2,408
	Smith & Wesson Brands, Inc.	155,238	2,412,399
*	Solid Power, Inc.	46,632	160,880
	Sonic Automotive, Inc., Class A	81,608	6,426,630
*	Sonos, Inc.	386,990	5,739,062
	Standard Motor Products, Inc.	80,933	3,024,466
	Steven Madden Ltd.	238,360	8,952,802
*	Stitch Fix, Inc., Class A	384,524	1,399,667
*	Stoneridge, Inc.	173,113	1,211,791
	Strategic Education, Inc.	92,477	7,250,197
*	Strattec Security Corp.	14,748	1,109,934
*	Stride, Inc.	92,288	8,966,702
	Sturm Ruger & Co., Inc.	34,018	1,475,701
	Superior Group of Cos., Inc.	57,759	651,522
*	Sypris Solutions, Inc.	2,941	9,794
*	Target Hospitality Corp.	159,341	2,316,818
*	Taylor Morrison Home Corp.	144	8,747
	Thor Industries, Inc.	98,080	7,752,243
#*	Tilly's, Inc., Class A	30,271	123,203
	Travel & Leisure Co.	262,595	16,979,393
*	Tri Pointe Homes, Inc.	111,936	5,248,679
*	Udemy, Inc.	271,307	1,285,995
#*	Under Armour, Inc. (UA US), Class C	582,720	3,537,110
#*	Under Armour, Inc. (UAA US), Class A	633,206	3,982,866
*	Unifi, Inc.	55,603	202,395
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	United Parks & Resorts, Inc.	180,334	$6,356,773
*	Universal Electronics, Inc.	38,422	161,757
*	Universal Technical Institute, Inc.	190,013	7,131,188
	Upbound Group, Inc.	223,588	4,418,099
#	Vail Resorts, Inc.	72,379	9,205,161
#*	Valvoline, Inc.	277,976	9,237,142
*	Vera Bradley, Inc.	59,746	245,556
*	Victoria's Secret & Co.	242,185	12,552,449
	Visteon Corp.	79,410	8,870,891
#*	Warby Parker, Inc., Class A	324,804	7,184,664
#	Wendy's Co.	247,565	1,723,052
	Weyco Group, Inc.	52,529	1,732,932
#	Whirlpool Corp.	87,052	4,880,135
#	Wingstop, Inc.	10,088	1,655,037
#	Winmark Corp.	16,260	6,186,767
	Winnebago Industries, Inc.	92,955	3,031,263
	Wolverine World Wide, Inc.	222,374	3,784,805
*	WW International, Inc.	120	1,264
	Wyndham Hotels & Resorts, Inc.	44,537	3,624,421
#*	XPEL, Inc.	68,124	3,244,065
#*	YETI Holdings, Inc.	248,936	9,823,015
*	Zumiez, Inc.	59,965	1,473,340
TOTAL CONSUMER DISCRETIONARY			920,668,279
CONSUMER STAPLES — (3.3%)
	Alico, Inc.	54,009	2,247,314
	Andersons, Inc.	118,049	9,271,568
#	B&G Foods, Inc.	184,770	1,023,626
*	BellRing Brands, Inc.	132,280	2,354,584
*	Boston Beer Co., Inc. , Class A	23,104	5,476,572
*	Bridgford Foods Corp.	72,953	543,500
	Calavo Growers, Inc.	62,236	1,752,566
#	Cal-Maine Foods, Inc.	90,608	7,000,374
*	Central Garden & Pet Co. (CENT US)	23,849	882,890
*	Central Garden & Pet Co. (CENTA US), Class A	213,171	7,154,019
*	Chefs' Warehouse, Inc.	151,156	11,729,706
*	Coty, Inc., Class A	1,349,825	3,320,569
	Dole PLC	199,538	3,028,987

198

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Edgewell Personal Care Co.	127,032	$2,864,572
#*	elf Beauty, Inc.	78,667	5,032,328
#	Energizer Holdings, Inc.	172,980	3,386,948
*	FitLife Brands, Inc.	1,711	15,827
	Flowers Foods, Inc.	251,141	2,275,337
#*	Forafric Global PLC	5,000	50,000
	Fresh Del Monte Produce, Inc.	174,866	7,325,137
*	Freshpet, Inc.	136,903	9,224,524
#*	Grocery Outlet Holding Corp.	204,416	1,616,931
*	Herbalife Ltd.	298,630	4,957,258
*	Honest Co., Inc.	89,360	312,760
	Ingles Markets, Inc., Class A	50,716	4,638,992
	Interparfums, Inc.	92,535	8,441,043
	J&J Snack Foods Corp.	48,011	4,237,451
	John B Sanfilippo & Son, Inc.	31,722	2,594,542
#	Lifevantage Corp.	26,845	135,567
*	Lifeway Foods, Inc.	43,788	1,175,270
	Limoneira Co.	57,754	735,208
*	Mama's Creations, Inc.	97,553	1,384,277
	Marzetti Co.	43,991	5,731,147
#*	Medifast, Inc.	21,334	231,901
	MGP Ingredients, Inc.	69,390	1,383,637
#*	Mission Produce, Inc.	224,882	3,116,864
*	National Beverage Corp.	216,640	7,413,421
*	Natural Alternatives International, Inc.	67,137	179,256
	Natural Grocers by Vitamin Cottage, Inc.	82,234	2,381,497
*	Nature's Sunshine Products, Inc.	120,262	3,266,316
*	Niagen Bioscience, Inc.	34,838	164,784
	Nu Skin Enterprises, Inc., Class A	96,687	705,815
	Oil-Dri Corp. of America	97,478	7,111,020
*	Post Holdings, Inc.	73,384	7,686,974
	PriceSmart, Inc.	117,343	18,413,464
#	Reynolds Consumer Products, Inc.	272,098	5,705,895
*	Rocky Mountain Chocolate Factory, Inc.	50,677	124,159
	Seaboard Corp.	1,634	9,290,810
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Seneca Foods Corp. (SENEA US), Class A	40,165	$5,617,477
*»	Seneca Foods Corp. (SENEB US), Class B	11,120	1,546,014
*	Simply Good Foods Co.	244,121	3,263,898
	Spectrum Brands Holdings, Inc.	10,611	876,469
#	Tootsie Roll Industries, Inc.	159,340	6,727,335
»	TreeHouse Foods, Inc.	127,838	246,727
	Turning Point Brands, Inc.	88,044	7,103,390
*	United Natural Foods, Inc.	197,324	9,870,146
	United-Guardian, Inc.	32,274	226,886
	Universal Corp.	91,708	4,913,715
*	USANA Health Sciences, Inc.	14,910	284,035
	Utz Brands, Inc.	48,370	385,025
	Village Super Market, Inc., Class A	55,634	2,397,269
#*	Vita Coco Co., Inc.	160,158	10,568,826
#*	Vital Farms, Inc.	169,909	2,319,258
	WD-40 Co.	47,334	9,938,247
	Weis Markets, Inc.	175,534	12,318,976
*	Willamette Valley Vineyards, Inc.	3,868	10,985
TOTAL CONSUMER STAPLES			267,711,885
ENERGY — (6.7%)
*	Amplify Energy Corp.	129,027	825,773
	Archrock, Inc.	672,069	26,042,674
	Ardmore Shipping Corp.	147,666	2,616,642
#	Atlas Energy Solutions, Inc.	159,500	2,772,110
*	BKV Corp.	153,746	4,847,611
#	Borr Drilling Ltd.	982,737	5,925,904
	Bristow Group, Inc.	103,931	5,106,130
	Cactus, Inc., Class A	132,228	7,367,744
	California Resources Corp.	171,141	11,682,085
*	Calumet, Inc.	20,827	681,459
#*	Centrus Energy Corp., Class A	64,228	13,549,539
*	Clean Energy Fuels Corp.	694,704	1,597,819

199

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	CNX Resources Corp.	289,068	$11,247,636
*	Comstock Resources, Inc.	498	8,675
#*	Comstock, Inc.	69,306	227,324
	Core Laboratories, Inc.	115,692	1,694,888
	Core Natural Resources, Inc.	64,193	5,760,680
	Crescent Energy Co., Class A	887,109	11,931,616
*	CVR Energy, Inc.	279,440	9,260,642
	Delek U.S. Holdings, Inc.	39,632	1,846,455
	DHT Holdings, Inc.	610,270	11,277,790
*	DMC Global, Inc.	56,568	349,590
	Dorian LPG Ltd.	154,736	5,965,073
*	Drilling Tools International Corp.	80	276
	Energy Services of America Corp.	48,914	831,538
	Epsilon Energy Ltd.	40,370	256,753
	Evolution Petroleum Corp.	95,582	458,794
	Excelerate Energy, Inc., Class A	74,396	2,596,420
*	Expro Group Holdings NV	353,419	6,435,760
	Flowco Holdings, Inc., Class A	9,537	236,804
*	Forum Energy Technologies, Inc.	33,141	2,083,575
	FutureFuel Corp.	141,104	702,698
*	Geospace Technologies Corp.	106,860	977,769
*	Gevo, Inc.	917	1,752
*	Gran Tierra Energy, Inc. (GTE US)	39,701	367,631
	Granite Ridge Resources, Inc.	176,467	1,064,096
*	Green Plains, Inc.	229,181	3,983,166
*	Gulfport Energy Corp.	67,786	13,051,516
*	Helix Energy Solutions Group, Inc.	614,763	6,362,797
	Helmerich & Payne, Inc.	324,229	13,092,367
*	Innovex International, Inc.	221,169	6,141,863
	International Seaways, Inc.	181,677	15,070,107
	Kodiak Gas Services, Inc.	249,329	16,904,506
*	Kosmos Energy Ltd.	1,384,100	4,263,028
	Liberty Energy, Inc.	437,057	14,768,156
		Shares	Value†
ENERGY — (Continued)
	Magnolia Oil & Gas Corp., Class A	369,756	$11,181,421
*	Mammoth Energy Services, Inc.	72,149	206,346
	Mexco Energy Corp.	1,906	18,793
*	MIND Technology, Inc.	4,943	30,696
	Murphy Oil Corp.	318,214	13,288,617
*	Nabors Industries Ltd.	37,393	3,836,896
	NACCO Industries, Inc., Class A	37,615	1,812,291
*	National Energy Services Reunited Corp.	183,720	4,581,977
	Natural Gas Services Group, Inc.	59,260	2,411,289
#	Next Bridge Hydrocarbons, Inc.	18,077	0
#	Noble Corp. PLC	151,461	7,729,055
	Nordic American Tankers Ltd.	677,423	3,780,020
#	Northern Oil & Gas, Inc.	281,756	7,652,493
*	Oceaneering International, Inc.	361,792	13,581,672
*	Oil States International, Inc.	211,190	2,424,461
*	OPAL Fuels, Inc., Class A	5,118	11,055
*	Par Pacific Holdings, Inc.	227,036	14,909,454
	Patterson-UTI Energy, Inc.	1,223,452	14,950,583
	PBF Energy, Inc., Class A	254,311	11,026,925
	Peabody Energy Corp.	395,196	10,535,925
*	PEDEVCO Corp.	735	11,745
*	PrimeEnergy Resources Corp.	3,715	823,207
*	ProFrac Holding Corp., Class A	75,225	567,197
*	ProPetro Holding Corp.	400,842	6,866,424
	Ranger Energy Services, Inc., Class A	63,185	1,103,210
*	REX American Resources Corp.	135,585	6,575,873
	Riley Exploration Permian, Inc.	63,602	2,300,484
	RPC, Inc.	697,524	5,496,489

200

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	SandRidge Energy, Inc.	51,951	$807,838
	Scorpio Tankers, Inc.	181,045	14,724,390
*	SEACOR Marine Holdings, Inc.	85,179	647,360
*	Seadrill Ltd.	194,355	9,657,500
	Select Water Solutions, Inc.	392,491	6,566,374
	SFL Corp. Ltd.	662,419	7,637,691
	SM Energy Co.	525,154	16,295,501
	Smart Sand, Inc.	103,559	570,610
	Solaris Energy Infrastructure, Inc.	110,164	8,134,510
*	Talos Energy, Inc.	560,479	8,922,826
	Teekay Corp. Ltd.	309,582	4,136,016
	Teekay Tankers Ltd., Class A	111,593	8,765,630
*	TETRA Technologies, Inc.	467,781	4,453,275
*	Tidewater, Inc.	183,494	16,391,519
*	Transocean Ltd.	392,726	2,678,391
	VAALCO Energy, Inc.	309,753	2,035,077
*	Valaris Ltd.	132,266	13,488,487
#	Vitesse Energy, Inc.	70,515	1,322,861
	W&T Offshore, Inc.	35,424	149,135
	Weatherford International PLC	28,092	3,099,952
	World Kinect Corp.	355,527	9,588,563
TOTAL ENERGY			540,025,335
FINANCIALS — (20.7%)
	1st Source Corp.	129,104	9,493,017
*	Acacia Research Corp.	145,995	741,655
	Acadian Asset Management, Inc.	146,922	9,895,197
	ACNB Corp.	31,966	1,620,357
*	Affinity Bancshares, Inc.	1,853	41,544
	Alerus Financial Corp.	86,776	2,337,745
*	AlTi Global, Inc.	18,616	65,901
	Amalgamated Financial Corp.	104,472	4,270,815
	Amerant Bancorp, Inc.	99,253	2,279,841
	American Coastal Insurance Corp.	73,802	878,244
	Ameris Bancorp	174,338	14,862,314
	AMERISAFE, Inc.	68,788	2,084,276
	AmeriServ Financial, Inc.	111,291	440,712
	Ames National Corp.	30,073	847,457
	Arrow Financial Corp.	94,463	3,480,962
		Shares	Value†
FINANCIALS — (Continued)
#	Artisan Partners Asset Management, Inc., Class A	297,594	$11,141,919
	Associated Banc-Corp.	501,426	14,120,156
	Associated Capital Group, Inc., Class A	7,788	306,458
	Assured Guaranty Ltd.	82,413	6,749,625
	Atlantic American Corp.	7,131	18,469
	Atlantic Union Bankshares Corp.	528,453	19,896,255
*	Atlanticus Holdings Corp.	46,445	3,688,197
	Auburn National BanCorp, Inc.	12,735	305,258
*	Axos Financial, Inc.	174,286	16,808,142
*	Bakkt, Inc.	618	5,327
#*	Baldwin Insurance Group, Inc.	200,823	4,562,699
	Banc of California, Inc.	434,868	8,145,078
	BancFirst Corp.	186,286	20,791,380
*	Bancorp, Inc.	288,894	17,284,528
	Bank First Corp.	18,318	2,661,789
	Bank of Hawaii Corp.	128,423	10,210,913
	Bank of Marin Bancorp	59,211	1,518,170
	Bank of NT Butterfield & Son Ltd.	169,723	9,411,140
	Bank OZK	105,071	5,060,219
	Bank7 Corp.	13,854	594,891
	BankUnited, Inc.	258,267	12,004,250
	Bankwell Financial Group, Inc.	27,461	1,420,283
	Banner Corp.	169,519	11,342,516
	Bar Harbor Bankshares	58,703	2,010,578
	BayCom Corp.	45,730	1,370,985
	BCB Bancorp, Inc.	90,649	920,087
	Beacon Financial Corp.	275,572	7,862,069
	BGC Group, Inc., Class A	1,016,280	11,412,824
	Blue Ridge Bankshares, Inc.	36,948	126,732
*	Bowhead Specialty Holdings, Inc.	32,344	769,140
	Bread Financial Holdings, Inc.	193,285	16,386,702
*	Bridgewater Bancshares, Inc.	50,016	906,790

201

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Brighthouse Financial, Inc.	183,207	$11,406,468
	Burke & Herbert Financial Services Corp.	35,538	2,285,449
	Business First Bancshares, Inc.	83,405	2,283,629
*	BV Financial, Inc.	8,858	173,440
	Byline Bancorp, Inc.	162,932	5,238,264
	C&F Financial Corp.	12,209	912,623
	California BanCorp	30,453	569,167
*»	California First Leasing Corp.	5,329	141,485
	Camden National Corp.	62,435	3,007,494
	Capital Bancorp, Inc.	29,248	921,020
	Capital City Bank Group, Inc.	86,388	3,988,534
#	Capitol Federal Financial, Inc.	468,575	3,598,656
*	Carter Bankshares, Inc.	77,498	1,983,949
	Cass Information Systems, Inc.	47,474	2,245,045
	Cathay General Bancorp	213,069	11,938,256
	CB Financial Services, Inc.	2,538	89,287
	Central Pacific Financial Corp.	93,801	3,121,697
	CF Bankshares, Inc.	4,635	135,806
	Chemung Financial Corp.	13,405	890,226
	ChoiceOne Financial Services, Inc.	20,728	622,462
	Citizens & Northern Corp.	45,902	1,013,516
	Citizens Community Bancorp, Inc.	17,524	363,623
	Citizens Financial Services, Inc.	484	30,569
#*	Citizens, Inc.	84,504	456,322
	City Holding Co.	56,960	7,003,802
	Civista Bancshares, Inc.	55,916	1,390,631
	CNB Financial Corp.	108,609	3,299,541
	CNO Financial Group, Inc.	95,064	4,225,595
*	Coastal Financial Corp.	52,915	4,001,432
	Cohen & Co., Inc.	639	15,004
	Cohen & Steers, Inc.	141,024	9,912,577
	Colony Bankcorp, Inc.	39,890	791,418
		Shares	Value†
FINANCIALS — (Continued)
*	Columbia Financial, Inc.	224,390	$4,315,020
	Community Financial System, Inc.	155,513	9,853,304
	Community Trust Bancorp, Inc.	109,404	7,103,602
	Community West Bancshares	93,778	2,224,414
	ConnectOne Bancorp, Inc.	181,290	5,297,294
*	Consumer Portfolio Services, Inc.	119,526	1,085,296
	Crawford & Co. (CRD/A US), Class A	213,078	2,288,458
	Crawford & Co. (CRD/B US), Class B	25,338	254,140
#*	Credit Acceptance Corp.	11,267	5,688,821
*	Customers Bancorp, Inc.	116,871	8,913,751
	CVB Financial Corp.	529,426	10,784,408
*	Dave, Inc.	39,668	10,789,299
	DigitalBridge Group, Inc.	363,822	5,661,070
	Dime Community Bancshares, Inc.	161,479	5,795,481
	Donegal Group, Inc. (DGICA US), Class A	79,432	1,336,046
	Donegal Group, Inc. (DGICB US), Class B	34,951	672,807
*	Donnelley Financial Solutions, Inc.	93,332	4,694,600
	Eagle Bancorp Montana, Inc.	10,674	236,109
	Eagle Bancorp, Inc.	99,460	2,571,041
	Eagle Financial Services, Inc.	658	24,793
	Eastern Bankshares, Inc.	520,375	10,527,186
*	eHealth, Inc.	20,046	41,295
	Employers Holdings, Inc.	119,334	5,026,348
	Enact Holdings, Inc.	5,165	220,700
*	Encore Capital Group, Inc.	148,739	12,311,127
*	Enova International, Inc.	181,557	30,757,571
	Enterprise Financial Services Corp.	135,780	7,850,800

202

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Equity Bancshares, Inc., Class A	65,071	$2,950,319
#	Esquire Financial Holdings, Inc.	30,049	3,158,751
*	Euronet Worldwide, Inc.	118,657	8,588,394
	EVERTEC, Inc.	226,625	6,692,236
#*	EZCORP, Inc., Class A	199,511	6,539,971
	F&G Annuities & Life, Inc.	64,127	1,836,597
	Farmers & Merchants Bancorp, Inc.	13,457	360,378
	Farmers National Banc Corp.	157,660	2,218,276
*	FB Bancorp, Inc.	10,056	140,583
	FB Financial Corp.	170,049	9,194,549
#	Federal Agricultural Mortgage Corp. (AGM US), Class C	32,293	5,612,523
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	4,105	552,841
	Federated Hermes, Inc.	238,078	13,829,951
	Fidelis Insurance Holdings Ltd.	199,071	4,206,370
	Fidelity D&D Bancorp, Inc.	657	29,624
*	Finance of America Cos., Inc., Class A	6,353	125,472
	Financial Institutions, Inc.	70,174	2,390,828
	Finward Bancorp	1,002	32,244
*	Finwise Bancorp	10,382	161,440
	First BanCorp	1,330,998	32,316,631
	First Bancorp, Inc.	65,183	1,855,108
	First Bancorp/Southern Pines NC	152,903	8,828,619
	First Bank	74,565	1,106,545
	First Busey Corp.	325,194	8,520,083
	First Business Financial Services, Inc.	33,095	1,859,939
	First Capital, Inc.	1,364	73,765
	First Commonwealth Financial Corp.	570,127	10,496,038
	First Community Bankshares, Inc.	90,732	3,866,998
	First Community Corp.	18,879	559,007
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Bancorp	450,423	$13,638,808
	First Financial Bankshares, Inc.	76,718	2,475,690
	First Financial Corp.	60,931	4,001,339
#	First Hawaiian, Inc.	399,183	10,889,712
	First Internet Bancorp	32,248	739,124
#	First Interstate BancSystem, Inc., Class A	317,686	11,274,676
	First Merchants Corp.	236,436	9,561,472
	First Mid Bancshares, Inc.	79,409	3,342,325
	First National Corp.	10,570	282,430
	First Northwest Bancorp	21,478	214,780
	First United Corp.	24,024	892,732
*	First Western Financial, Inc.	13,622	385,639
*	Firstsun Capital Bancorp	71,560	2,530,362
	Five Star Bancorp	38,756	1,567,680
	Flagstar Bank NA	748,654	10,458,696
	Flushing Financial Corp.	124,268	2,003,200
*	Flywire Corp.	336,485	4,545,912
	Franklin Financial Services Corp.	1,419	79,961
	FS Bancorp, Inc.	37,285	1,515,262
	Fulton Financial Corp.	727,107	15,698,240
	FVCBankcorp, Inc.	13,400	209,844
*	GBank Financial Holdings, Inc.	2,958	87,113
	GCM Grosvenor, Inc., Class A	148,237	1,618,748
*	Genworth Financial, Inc.	1,730,073	15,207,342
	German American Bancorp, Inc.	132,638	5,712,719
#	Glacier Bancorp, Inc.	146,144	7,168,363
#*	Goosehead Insurance, Inc., Class A	92,270	4,132,773
	Great Southern Bancorp, Inc.	80,425	5,486,593
*	Green Dot Corp., Class A	204,491	2,566,362
	Greene County Bancorp, Inc.	2,096	50,409
*	Greenlight Capital Re Ltd., Class A	124,984	2,289,707
*	Hagerty, Inc., Class A	31,222	317,216
	Hamilton Insurance Group Ltd., Class B	107,743	3,530,738

203

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hamilton Lane, Inc., Class A	218	$20,054
	Hancock Whitney Corp.	138,684	9,362,557
	Hanmi Financial Corp.	104,826	3,135,346
	Hanover Bancorp, Inc.	1,750	41,510
	Hawthorn Bancshares, Inc.	19,768	664,600
	HBT Financial, Inc.	98,742	2,741,078
	HCI Group, Inc.	42,932	6,593,067
	Heritage Financial Corp.	151,454	4,168,014
*	Heritage Global, Inc.	53,201	72,353
*	Heritage Insurance Holdings, Inc.	112,043	3,285,101
#	Hingham Institution For Savings	13,877	3,943,843
*	Hippo Holdings, Inc.	41,777	1,099,988
	Home Bancorp, Inc.	28,989	1,802,826
	Home BancShares, Inc.	99,229	2,666,283
	HomeTrust Bancshares, Inc.	60,809	2,777,147
	Hope Bancorp, Inc.	407,791	5,076,998
	Horace Mann Educators Corp.	227,243	10,325,922
	Horizon Bancorp, Inc.	166,579	3,015,080
	Independent Bank Corp. (IBCP US)	74,229	2,465,145
	Independent Bank Corp. (INDB US)	123,114	9,601,661
	International Bancshares Corp.	222,482	15,960,859
*	International Money Express, Inc.	89,356	1,421,654
	Investar Holding Corp.	25,715	712,563
	Investors Title Co.	6,767	1,602,290
	Isabella Bank Corp.	292	11,625
	James River Group Holdings, Inc.	50,136	310,843
	Kearny Financial Corp.	211,022	1,696,617
	Kemper Corp.	177,924	5,994,260
*	Kentucky First Federal Bancorp	40,640	184,099
*	Kestrel Group Ltd.	11,877	115,444
	Kingstone Cos., Inc.	34,059	567,764
	Lake Shore Bancorp, Inc.	5,706	92,780
	Lakeland Financial Corp.	95,866	5,801,810
		Shares	Value†
FINANCIALS — (Continued)
	Landmark Bancorp, Inc.	22,569	$598,530
	Lazard, Inc.	60,212	2,920,282
	LCNB Corp.	37,742	611,798
*	LendingClub Corp.	423,417	7,227,728
*	LendingTree, Inc.	46,962	2,328,846
	LINKBANCORP, Inc.	29,198	253,731
	Live Oak Bancshares, Inc.	164,964	6,202,646
*	loanDepot, Inc., Class A	36,482	56,547
	Magyar Bancorp, Inc.	25,049	435,853
	MainStreet Bancshares, Inc.	8,766	205,300
	MarketWise, Inc.	500	8,410
*	Marqeta, Inc., Class A	1,323,608	5,744,459
#	Mechanics Bancorp, Class A	103,856	1,533,434
	Mercantile Bank Corp.	63,561	3,261,315
#	Merchants Bancorp	139,901	6,510,993
	Mercury General Corp.	203,957	19,847,056
	Meridian Corp.	24,419	459,566
	Metrocity Bankshares, Inc.	63,666	2,036,675
#	Metropolitan Bank Holding Corp.	30,931	2,732,754
	Mid Penn Bancorp, Inc.	51,616	1,701,780
	Midland States Bancorp, Inc.	68,539	1,782,699
	Moelis & Co., Class A	113,785	7,409,679
	MVB Financial Corp.	43,884	1,146,689
	National Bank Holdings Corp., Class A	192,203	8,207,068
	National Bankshares, Inc.	11,833	423,562
	Navient Corp.	312,266	2,885,338
	NB Bancorp, Inc.	42,355	831,429
	NBT Bancorp, Inc.	210,898	9,214,134
*	NCR Atleos Corp.	235,125	10,434,847
	Nelnet, Inc., Class A	63,483	8,995,541
*	NerdWallet, Inc., Class A	134,974	1,463,118
*	NI Holdings, Inc.	44,556	573,881
	Nicolet Bankshares, Inc.	69,264	10,145,791
*	NMI Holdings, Inc.	339,350	13,136,238
	Northeast Bank	30,166	3,751,142
	Northeast Community Bancorp, Inc.	24,473	587,230

204

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northfield Bancorp, Inc.	153,598	$2,142,692
	Northrim BanCorp, Inc.	169,100	4,148,023
	Northwest Bancshares, Inc.	757,631	10,478,037
	Norwood Financial Corp.	25,692	752,005
	Oak Valley Bancorp	13,005	430,205
	OceanFirst Financial Corp.	203,729	3,885,112
*	Octave Specialty Group, Inc.	59,993	265,769
	OFG Bancorp	349,111	16,045,142
	Ohio Valley Banc Corp.	16,642	740,735
	Old Second Bancorp, Inc.	167,910	3,460,625
*	Onity Group, Inc.	28,093	1,292,559
	OP Bancorp	29,648	425,152
*	Oportun Financial Corp.	47,942	291,967
	Oppenheimer Holdings, Inc., Class A	37,205	4,259,228
*	OppFi, Inc.	83,415	793,277
*	OptimumBank Holdings, Inc.	3,264	17,821
	Orange County Bancorp, Inc.	10,293	350,991
	Origin Bancorp, Inc.	80,493	3,768,682
	Orrstown Financial Services, Inc.	63,477	2,332,145
#*	Oscar Health, Inc., Class A	511,788	9,447,606
*	Palomar Holdings, Inc.	90,253	10,864,656
	Park National Corp.	59,869	10,308,843
	Parke Bancorp, Inc.	30,979	932,778
	Pathfinder Bancorp, Inc.	100	1,390
	Pathward Financial, Inc.	206,620	17,942,881
*	Paymentus Holdings, Inc., Class A	147,336	4,132,775
*	Payoneer Global, Inc.	843,964	4,202,941
*	Paysafe Ltd.	156,602	1,415,682
#*	Paysign, Inc.	64,768	424,878
	PCB Bancorp	37,436	903,331
	Peapack-Gladstone Financial Corp.	77,448	3,233,454
	PennyMac Financial Services, Inc.	13,489	1,217,922
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Bancorp of North Carolina, Inc.	19,492	$768,375
	Peoples Bancorp, Inc.	145,710	5,012,424
	Peoples Financial Services Corp.	22,882	1,303,359
#	Perella Weinberg Partners	155,637	3,539,185
*	Pioneer Bancorp, Inc.	29,009	412,798
	Piper Sandler Cos.	97,364	8,490,141
	Plumas Bancorp	12,900	658,029
*	Ponce Financial Group, Inc.	59,207	1,033,754
*	PRA Group, Inc.	134,864	2,938,687
	Preferred Bank	54,089	5,123,851
	Primis Financial Corp.	77,397	1,134,640
	Princeton Bancorp, Inc.	3,719	133,029
*	Priority Technology Holdings, Inc.	89,245	462,289
*	ProAssurance Corp.	31,162	769,701
	PROG Holdings, Inc.	160,864	5,763,757
	Provident Financial Holdings, Inc.	63,677	1,092,697
	Provident Financial Services, Inc.	493,673	11,196,504
	QCR Holdings, Inc.	81,015	7,325,376
	Radian Group, Inc.	120,729	4,325,720
	RBB Bancorp	49,141	1,185,281
	Red River Bancshares, Inc.	11,199	1,016,085
	Regional Management Corp.	46,531	1,737,933
*	Remitly Global, Inc.	402,914	8,819,787
	Renasant Corp.	297,729	11,876,410
*	Repay Holdings Corp.	216,266	819,648
	Republic Bancorp, Inc., Class A	148,567	11,250,979
	Richmond Mutual BanCorp, Inc.	9,121	144,294
	Riverview Bancorp, Inc.	68,411	354,369
	RLI Corp.	5,617	290,792
*	Root, Inc., Class A	1,234	67,228
	S&T Bancorp, Inc.	160,153	7,067,552
	Safety Insurance Group, Inc.	84,073	6,318,927
	SB Financial Group, Inc.	12,825	267,273
	Seacoast Banking Corp. of Florida	316,624	9,964,157
*	Security National Financial Corp., Class A	78,386	768,183

205

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Selective Insurance Group, Inc.	31,570	$2,650,302
	ServisFirst Bancshares, Inc.	45,735	3,641,421
#*	Sezzle, Inc.	73,786	5,873,366
	Shore Bancshares, Inc.	85,233	1,644,997
*	Siebert Financial Corp.	11,146	19,506
	Sierra Bancorp	70,089	2,528,811
	Silvercrest Asset Management Group, Inc., Class A	29,949	393,829
	Simmons First National Corp., Class A	633,197	13,461,768
*	SiriusPoint Ltd.	538,469	12,605,559
*	Skyward Specialty Insurance Group, Inc.	114,000	5,181,300
	SLM Corp.	93,065	2,147,940
	SmartFinancial, Inc.	59,359	2,489,516
	Sound Financial Bancorp, Inc.	705	29,011
	South Plains Financial, Inc.	49,229	2,022,327
*	Southern First Bancshares, Inc.	34,226	1,926,924
	Southern Missouri Bancorp, Inc.	39,070	2,666,137
	Southside Bancshares, Inc.	108,826	3,594,523
#	SR Bancorp, Inc.	14,286	275,863
	Stellar Bancorp, Inc.	145,734	5,473,769
*††	Sterling Bancorp, Inc.	108,433	0
	Stewart Information Services Corp.	165,191	11,561,718
	Stock Yards Bancorp, Inc.	144,346	10,440,546
*	StoneX Group, Inc.	148,077	15,700,604
*	Summit State Bank	3,397	46,709
*	Texas Capital Bancshares, Inc.	181,601	18,287,221
	TFS Financial Corp.	70,269	1,056,846
*	Third Coast Bancshares, Inc.	28,729	1,072,741
	Timberland Bancorp, Inc.	66,624	2,656,965
	Tiptree, Inc.	215,405	3,713,582
	Tompkins Financial Corp.	53,021	4,468,080
	Towne Bank	288,969	10,275,738
	TriCo Bancshares	119,234	5,993,893
		Shares	Value†
FINANCIALS — (Continued)
*	Triumph Financial, Inc.	124,493	$8,425,686
*	Trupanion, Inc.	58,484	1,403,031
	TrustCo Bank Corp.	64,400	3,065,440
	Trustmark Corp.	207,671	9,214,362
*	TWFG, Inc.	25,234	468,848
	U.S. Global Investors, Inc., Class A	10,779	28,349
*††	Unico American Corp.	95,372	1,240
	Union Bankshares, Inc.	15,310	378,004
	United Bancorp, Inc.	2,991	48,993
	United Bancshares, Inc.	5,483	206,545
	United Bankshares, Inc.	105,564	4,624,759
	United Community Banks, Inc.	229,109	7,636,203
	United Fire Group, Inc.	124,588	5,023,388
	Unity Bancorp, Inc.	35,569	1,859,547
	Universal Insurance Holdings, Inc.	180,246	7,143,149
	Univest Financial Corp.	104,337	3,963,763
#*	Upstart Holdings, Inc.	187,172	5,910,892
	USCB Financial Holdings, Inc.	25,239	460,359
	Valley National Bancorp	693,653	9,412,871
	Value Line, Inc.	8,741	307,596
#*	Velocity Financial, Inc.	49,564	956,090
#	Victory Capital Holdings, Inc., Class A	247,583	19,437,741
	Virginia National Bankshares Corp.	7,577	319,749
	Virtu Financial, Inc., Class A	44,168	2,193,383
	Virtus Investment Partners, Inc.	34,290	4,990,910
	WaFd, Inc.	331,666	11,740,976
	Walker & Dunlop, Inc.	122,383	6,161,984
	Washington Trust Bancorp, Inc.	70,073	2,202,394
	Waterstone Financial, Inc.	130,732	2,355,791
	WesBanco, Inc.	352,292	12,111,799
	West BanCorp, Inc.	83,604	2,002,316
	Westamerica BanCorp	105,094	5,761,253
	Western New England Bancorp, Inc.	113,002	1,576,378

206

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Western Union Co.	1,034,460	$9,403,241
	Westwood Holdings Group, Inc.	27,908	458,808
*	WEX, Inc.	47,391	7,124,289
	White Mountains Insurance Group Ltd.	4,674	10,432,321
	Wintrust Financial Corp.	1	151
#	WisdomTree, Inc.	644,705	10,959,985
*	World Acceptance Corp.	35,228	5,184,152
	WSFS Financial Corp.	256,737	18,477,362
	WVS Financial Corp.	2,497	35,457
TOTAL FINANCIALS			1,654,826,276
HEALTH CARE — (11.1%)
*	10X Genomics, Inc., Class A	382,270	8,429,053
*	4D Molecular Therapeutics, Inc.	110,124	976,800
††	89bio, Inc.	353,147	120,070
#*	Absci Corp.	91,886	457,133
*	AC Immune SA	44,072	133,538
#*	Acadia Healthcare Co., Inc.	206,254	5,340,947
*	ACADIA Pharmaceuticals, Inc.	502,175	11,273,829
*	Accendra Health, Inc.	143,794	533,476
*	Aclaris Therapeutics, Inc.	42,636	185,040
	Acme United Corp.	24,616	1,003,348
*	Acumen Pharmaceuticals, Inc.	16,599	39,672
*	AdaptHealth Corp.	384,596	5,042,054
*	Addus HomeCare Corp.	67,886	6,577,475
*	Adicet Bio, Inc.	4,870	36,769
*	ADMA Biologics, Inc.	837,269	8,582,007
#††	Aduro Biotech, Inc.	3,260	1,239
»	Adverum Biotechnologies, Inc.	9,092	7,274
*	Agios Pharmaceuticals, Inc.	243,989	6,831,692
*	AirSculpt Technologies, Inc.	6,174	16,546
*	Akebia Therapeutics, Inc.	41,577	57,376
		Shares	Value†
HEALTH CARE — (Continued)
††	Akero Therapeutics, Inc.	73,915	$48,045
††	Albireo Pharma, Inc.	44,018	280,835
*	Aldeyra Therapeutics, Inc.	140,334	213,308
*	Alignment Healthcare, Inc.	6,652	149,936
*	Alkermes PLC	405,003	13,652,651
*	Allogene Therapeutics, Inc.	329,861	702,604
*	Altimmune, Inc.	223,496	581,090
*	Alto Neuroscience, Inc.	2,274	58,351
*	American Shared Hospital Services	5,689	8,249
*	American Well Corp., Class A	3,798	24,003
*	AMN Healthcare Services, Inc.	99,792	2,042,742
*	Amneal Pharmaceuticals, Inc.	1,001,197	12,885,405
*	Amphastar Pharmaceuticals, Inc.	191,516	4,205,691
*	Amylyx Pharmaceuticals, Inc.	245,512	3,928,192
*	AN2 Therapeutics, Inc.	8,508	38,711
*	AnaptysBio, Inc.	864	56,791
*	AngioDynamics, Inc.	143,620	1,571,203
*	ANI Pharmaceuticals, Inc.	80,592	6,403,034
*	Anika Therapeutics, Inc.	49,285	613,598
*	Annexon, Inc.	91,188	535,274
*	Apellis Pharmaceuticals, Inc.	243,155	9,957,197
*	Arcturus Therapeutics Holdings, Inc.	1,988	17,137
*	Arcus Biosciences, Inc.	338,311	8,626,930
#*	ArriVent Biopharma, Inc.	37,140	1,154,683
#*	ARS Pharmaceuticals, Inc.	45,737	377,788
#*	Artiva Biotherapeutics, Inc.	8,171	83,671
*	Artivion, Inc.	162,933	5,837,889
*	Arvinas, Inc.	69,778	690,802
*	Astrana Health, Inc.	128,042	4,371,354

207

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Atea Pharmaceuticals, Inc.	234,809	$1,293,798
*	Atossa Therapeutics, Inc.	2,450	13,157
*	AtriCure, Inc.	164,530	4,624,938
*	Aura Biosciences, Inc.	81,616	575,393
*	Avalo Therapeutics, Inc.	6,829	91,509
*	Avanos Medical, Inc.	20,129	495,576
*	Avantor, Inc.	93,362	756,232
*	Aveanna Healthcare Holdings, Inc.	346,473	2,265,933
*	Axogen, Inc.	102,724	4,437,677
*	Azenta, Inc.	152,749	3,753,043
#*	Beam Therapeutics, Inc.	325,735	9,879,543
#*	Bicara Therapeutics, Inc.	47,221	1,019,029
*	bioAffinity Technologies, Inc.	3,953	9,823
*	BioAge Labs, Inc.	41,785	704,077
#*	BioCryst Pharmaceuticals, Inc.	737,177	6,752,541
*	BioLife Solutions, Inc.	156,349	3,295,837
*	Biote Corp., Class A	131,070	290,975
*	Bioventus, Inc., Class A	196,656	1,940,995
*	Black Diamond Therapeutics, Inc.	70,142	185,876
#*	BrightSpring Health Services, Inc.	216,132	10,367,852
#*	Brookdale Senior Living, Inc.	788,180	11,318,265
	Bruker Corp.	722	26,505
#*	Butterfly Network, Inc.	458,031	2,193,968
*	C4 Therapeutics, Inc.	109,875	310,946
#*	Cabaletta Bio, Inc.	80,701	241,296
*	CareCloud, Inc.	53,901	162,781
*	CareDx, Inc.	161,764	3,366,309
*	Caribou Biosciences, Inc.	53,810	101,163
*	Castle Biosciences, Inc.	99,692	2,441,457
#*	Catalyst Pharmaceuticals, Inc.	398,376	11,206,317
*	Celldex Therapeutics, Inc.	170,131	5,593,907
*	Century Therapeutics, Inc.	26,905	61,612
*	Certara, Inc.	381,586	2,339,122
*	CG oncology, Inc.	140,271	9,361,687
		Shares	Value†
HEALTH CARE — (Continued)
	Chemed Corp.	5,151	$2,189,072
*††	Chinook Therapeutics, Inc.	384,400	0
*	Cibus, Inc.	10,644	14,902
*	Climb Bio, Inc.	37,822	335,859
#*	Clover Health Investments Corp.	938,222	2,580,110
*	Codexis, Inc.	56,705	159,908
*	Coherus Oncology, Inc.	11,365	20,173
*	Collegium Pharmaceutical, Inc.	114,823	3,872,980
*	Community Health Systems, Inc.	437,656	1,242,943
*	Compass Therapeutics, Inc.	65,528	115,985
	Concentra Group Holdings Parent, Inc.	392,057	8,809,521
	CONMED Corp.	68,593	2,514,619
*	Contineum Therapeutics, Inc., Class A	15,747	201,877
*	Corbus Pharmaceuticals Holdings, Inc.	18,468	182,464
*	Corcept Therapeutics, Inc.	24,817	1,154,487
*	CorVel Corp.	178,643	10,264,827
*	Coya Therapeutics, Inc.	15,076	63,771
*	Crinetics Pharmaceuticals, Inc.	99,536	3,860,006
#*	CRISPR Therapeutics AG	9,087	475,614
*	Cross Country Healthcare, Inc.	285,995	2,894,269
*	CryoPort, Inc.	148,982	1,528,555
*	Cullinan Therapeutics, Inc.	195,854	2,555,895
*	Cumberland Pharmaceuticals, Inc.	47,772	200,165
*	CVRx, Inc.	6,508	48,875
*	Cytek Biosciences, Inc.	373,572	1,703,488
*	CytomX Therapeutics, Inc.	184,201	777,328
*	DarioHealth Corp.	200	1,432
*	Definitive Healthcare Corp.	289,060	275,503

208

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Delcath Systems, Inc.	11,835	$122,847
*	Denali Therapeutics, Inc.	498,338	9,328,887
	Dentsply Sirona, Inc.	637,499	7,490,613
*	Design Therapeutics, Inc.	56,842	773,051
*	Dianthus Therapeutics, Inc.	52,406	4,601,247
*	Disc Medicine, Inc.	78,230	5,159,268
*	Doximity, Inc., Class A	49,149	1,201,202
#*	Dyne Therapeutics, Inc.	234,981	4,123,917
*	Edgewise Therapeutics, Inc.	259,427	8,031,860
*	Electromed, Inc.	29,778	765,592
*	Eledon Pharmaceuticals, Inc.	27,504	100,115
	Embecta Corp.	191,254	1,749,974
*	Emergent BioSolutions, Inc.	169,339	1,393,660
*	Enanta Pharmaceuticals, Inc.	32,025	444,827
*	Enhabit, Inc.	159,439	2,190,692
*	Enliven Therapeutics, Inc.	101,773	4,196,101
*	Enovis Corp.	63,049	1,477,869
*	Entrada Therapeutics, Inc.	34,153	461,065
*	Envista Holdings Corp.	641,294	16,635,166
*	Equillium, Inc.	7,668	15,643
*	Erasca, Inc.	152,063	1,619,471
*	Exagen, Inc.	8,014	23,241
*	EyePoint, Inc.	100,439	1,325,795
*	Fate Therapeutics, Inc.	24,931	31,164
*	Filana Therapeutics, Inc.	12,228	17,731
*	FONAR Corp.	36,530	691,513
*	Fortrea Holdings, Inc.	157,336	1,809,364
*	Fulcrum Therapeutics, Inc.	210,241	1,499,018
*	Fulgent Genetics, Inc.	100,879	1,532,352
*	GeneDx Holdings Corp.	68,779	4,325,511
*	Ginkgo Bioworks Holdings, Inc.	18,827	159,276
#*	GRAIL, Inc.	66,835	3,641,171
*	Guardian Pharmacy Services, Inc., Class A	58,531	2,171,500
		Shares	Value†
HEALTH CARE — (Continued)
*	Gyre Therapeutics, Inc.	9,892	$75,971
*	Haemonetics Corp.	155,674	9,354,451
*	Harmony Biosciences Holdings, Inc.	187,204	5,851,997
#*	Harrow, Inc.	117,544	4,764,058
#*	Health Catalyst, Inc.	130,722	163,402
	HealthStream, Inc.	133,302	2,767,350
#*	ICU Medical, Inc.	80,041	9,540,887
*	Ideaya Biosciences, Inc.	270,805	7,880,425
*	ImmuCell Corp.	1,763	14,915
*	Immunome, Inc.	18,221	417,990
#*	Immunovant, Inc.	29,368	797,194
#*	Indivior Pharmaceuticals, Inc.	249,835	9,188,931
*	InfuSystem Holdings, Inc.	63,868	646,983
*	Innovage Holding Corp.	34,126	278,127
*	Innoviva, Inc.	271,592	6,243,900
*	Inogen, Inc.	84,571	601,300
*	Inspire Medical Systems, Inc.	43,888	2,463,872
*	Integer Holdings Corp.	128,690	11,390,352
*	Integra LifeSciences Holdings Corp.	138,509	1,459,885
#*	Intellia Therapeutics, Inc.	377,199	5,084,643
#*	Iovance Biotherapeutics, Inc.	1,180,707	3,967,176
	iRadimed Corp.	44,345	3,700,147
*	Ironwood Pharmaceuticals, Inc.	520,058	2,145,239
#*	Joint Corp.	24,937	221,191
*	Keros Therapeutics, Inc.	36,292	403,567
*	Kewaunee Scientific Corp.	21,442	793,568
*	Kezar Life Sciences, Inc.	3,935	28,765
*	Kiniksa Pharmaceuticals International PLC	146,157	7,860,323
*	Korro Bio, Inc.	1,298	17,510
*	Kura Oncology, Inc.	157,321	1,389,144
*	Kymera Therapeutics, Inc.	1,216	98,581
*	Lantheus Holdings, Inc.	161,792	13,690,839

209

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Larimar Therapeutics, Inc.	78,509	$318,747
	LeMaitre Vascular, Inc.	79,082	8,679,249
*	LENSAR, Inc.	22,817	119,333
*	LeonaBio, Inc.	3,774	34,343
#*	Lexeo Therapeutics, Inc.	202,272	1,151,939
*	LifeStance Health Group, Inc.	1,039,207	7,866,797
*	Ligand Pharmaceuticals, Inc.	77,487	17,779,392
*	Lipocine, Inc.	5,040	11,743
*	LivaNova PLC	176,881	10,630,548
*	Lyell Immunopharma, Inc.	10,025	197,793
*	MacroGenics, Inc.	11,701	36,039
*	MannKind Corp.	659,893	1,867,497
#*	Maravai LifeSciences Holdings, Inc., Class A	259,936	956,564
*	MBX Biosciences, Inc.	18,060	545,773
*	Merit Medical Systems, Inc.	81,722	5,571,806
*††	Merrimack Pharmaceuticals, Inc.	145,158	0
	Mesa Laboratories, Inc.	17,720	1,772,000
*	MiMedx Group, Inc.	431,557	1,450,032
††	Mirati Therapeutics, Inc.	65,800	196,084
#*	Monte Rosa Therapeutics, Inc.	153,795	2,945,174
*	Myriad Genetics, Inc.	68,057	323,271
	National HealthCare Corp.	92,566	16,040,762
	National Research Corp.	119,652	1,969,472
*	Nautilus Biotechnology, Inc.	29,630	77,927
*	Neogen Corp.	588,808	5,534,795
#*	NeoGenomics, Inc.	421,892	3,906,720
*††	Neoleukin Therapeutics, Inc.	2,887	0
*	Neumora Therapeutics, Inc.	16,208	40,034
*	Neurogene, Inc.	721	18,811
*	Nexgel, Inc.	198	117
*	NextCure, Inc.	327	3,012
*	Nkarta, Inc.	33,606	93,089
*	Novocure Ltd.	254,546	3,871,645
		Shares	Value†
HEALTH CARE — (Continued)
*	Nurix Therapeutics, Inc.	230,587	$3,850,803
#*	Nutex Health, Inc.	829	98,817
#*	Nuvation Bio, Inc.	956,074	4,254,529
#*	Ocular Therapeutix, Inc.	254,022	2,380,186
*	Olema Pharmaceuticals, Inc.	230,808	3,325,943
#*	Omeros Corp.	0	0
*»	OmniAb, Inc. (2200963D US)	35,754	0
*»	OmniAb, Inc. (2200964D US)	35,754	0
*	OmniAb, Inc. (OABI UQ)	362,621	504,043
*	Omnicell, Inc.	146,493	6,067,740
#	Opiant Pharmaceuticals, Inc.	15,320	0
*	OptimizeRx Corp.	22,633	141,004
*	Option Care Health, Inc.	436,734	8,878,802
*	OraSure Technologies, Inc.	229,542	697,808
*	Organogenesis Holdings, Inc.	202,518	475,917
	Organon & Co.	586,753	7,774,477
#*	ORIC Pharmaceuticals, Inc.	281,039	2,776,665
*	Orthofix Medical, Inc.	130,711	1,537,161
*	OrthoPediatrics Corp.	54,647	822,984
#*	Oruka Therapeutics, Inc.	28,599	1,956,458
*	Ovid therapeutics, Inc.	7,946	22,010
*	Owlet, Inc.	3,002	14,830
*	Pacific Biosciences of California, Inc.	189,044	300,580
*	Pacira BioSciences, Inc.	152,315	3,882,509
*	PACS Group, Inc.	20,671	693,512
#*††	PDL BioPharma, Inc.	616,320	184,896
*	Pediatrix Medical Group, Inc.	312,158	7,026,677
*	Pennant Group, Inc.	120,592	3,776,941
*	PepGen, Inc.	15,785	25,887
	Perrigo Co. PLC	112,049	1,326,660
#*	Personalis, Inc.	205,669	1,135,293
*	Perspective Therapeutics, Inc.	126,957	495,132
	Phibro Animal Health Corp., Class A	73,009	3,882,619

210

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
††	Poseida Therapeutics, Inc.	65,427	$93,561
*	Precipio, Inc.	633	19,560
*	Precision BioSciences, Inc.	1,400	10,010
*	Prelude Therapeutics, Inc.	8,690	45,449
*	Prestige Consumer Healthcare, Inc.	285,192	16,062,013
*	Prime Medicine, Inc.	301	1,067
*	Privia Health Group, Inc.	399,606	9,930,209
*	Pro-Dex, Inc.	3,580	179,501
*	Progyny, Inc.	190,438	3,538,338
*	Protagonist Therapeutics, Inc.	38,907	3,850,626
*	Protalix BioTherapeutics, Inc.	35,851	77,080
*	Protara Therapeutics, Inc.	72,329	385,514
#*	Prothena Corp. PLC	174,964	1,935,102
*	PTC Therapeutics, Inc.	938	61,026
*	Puma Biotechnology, Inc.	141,179	1,060,254
*	Q32 Bio, Inc.	4,890	27,384
*	Quanterix Corp.	74,306	232,578
#*	QuidelOrtho Corp.	214,786	2,641,868
*	RadNet, Inc.	108,486	6,134,883
*	Rafael Holdings, Inc., Class B	92,711	117,743
*	Rallybio Corp.	4,605	41,353
*	Rapid Micro Biosystems, Inc., Class A	21,687	52,049
*	Rapport Therapeutics, Inc.	54,550	1,807,241
*	REGENXBIO, Inc.	93,650	840,040
*	Relay Therapeutics, Inc.	506,516	6,564,447
#*	Replimune Group, Inc.	216,513	556,438
*	Rezolute, Inc.	99,454	318,253
*	Rigel Pharmaceuticals, Inc.	36,000	1,040,400
*	Rocket Pharmaceuticals, Inc.	142,423	495,632
††	Sage Therapeutics, Inc.	87,430	41,092
*	Sagimet Biosciences, Inc., Class A	34,648	278,223
		Shares	Value†
HEALTH CARE — (Continued)
*	Sana Biotechnology, Inc.	17,628	$57,996
*	Sarepta Therapeutics, Inc.	89,840	1,875,859
*	Schrodinger, Inc.	78,551	939,470
*	Seer, Inc.	37,826	73,761
	Select Medical Holdings Corp.	395,382	6,488,219
#*	Sensei Biotherapeutics, Inc.	369	9,823
*	Sensus Healthcare, Inc.	13,502	53,603
*	Septerna, Inc.	7,377	175,278
#*	Seres Therapeutics, Inc.	7,662	56,469
*	Shattuck Labs, Inc.	17,214	123,080
*	SI-BONE, Inc.	112,036	1,388,126
	SIGA Technologies, Inc.	255,849	1,176,905
#*	Sight Sciences, Inc.	81,581	333,666
#*	Soleno Therapeutics, Inc.	24,778	1,308,774
#*	Solid Biosciences, Inc.	139,682	1,014,091
*	Sonida Senior Living, Inc.	23,909	907,586
*	Sotera Health Co.	813,478	12,657,718
*	Spruce Biosciences, Inc.	393	22,527
#*	Spyre Therapeutics, Inc.	46,121	3,433,708
*	STAAR Surgical Co.	126,621	3,337,730
*	Stoke Therapeutics, Inc.	145,582	4,763,443
#*	Strata Critical Medical, Inc.	212,465	1,066,574
*	Supernus Pharmaceuticals, Inc.	210,569	10,107,312
#*	Surgery Partners, Inc.	149,891	2,102,971
*	Tactile Systems Technology, Inc.	68,130	1,568,353
*	Talkspace, Inc.	443,676	2,302,678
#*	Tango Therapeutics, Inc.	153,967	3,328,767
*	Taysha Gene Therapies, Inc.	128,087	818,476
*	Teladoc Health, Inc.	89,711	543,649
	Teleflex, Inc.	72,834	9,024,861
*	Tenax Therapeutics, Inc.	42,320	554,815

211

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Terns Pharmaceuticals, Inc.	218,590	$11,569,969
#*	TG Therapeutics, Inc.	149,209	5,040,280
*	Theravance Biopharma, Inc.	164,082	2,746,733
*††	Third Harmonic Bio, Inc.	11,106	0
#*	Tonix Pharmaceuticals Holding Corp.	6,874	88,881
#*	TransMedics Group, Inc.	80,916	8,155,524
*	Treace Medical Concepts, Inc.	1,847	3,343
*	TruBridge, Inc.	40,498	1,040,799
#*	Twist Bioscience Corp.	190,562	11,138,349
*	Tyra Biosciences, Inc.	13,664	474,824
	U.S. Physical Therapy, Inc.	53,303	3,796,240
#*	UFP Technologies, Inc.	28,975	5,552,479
*	Unicycive Therapeutics, Inc.	16,397	125,601
*	Upstream Bio, Inc.	33,379	306,419
	Utah Medical Products, Inc.	30,301	1,982,291
*	Vanda Pharmaceuticals, Inc.	196,213	1,393,112
*	Varex Imaging Corp.	134,548	1,567,484
*	Vera Therapeutics, Inc.	119,784	4,265,508
*	Veracyte, Inc.	287,050	9,449,686
*	Vericel Corp.	185,377	6,438,143
††	Verve Therapeutics, Inc.	75,441	140,320
#*	Viking Therapeutics, Inc.	350,016	10,913,499
*	Vir Biotechnology, Inc.	515,526	5,266,098
*	Viridian Therapeutics, Inc.	208,799	2,814,611
*	Voyager Therapeutics, Inc.	153,914	574,099
*	WaVe Life Sciences Ltd.	130,331	920,137
*	Waystar Holding Corp.	188,113	4,020,915
#*	Xencor, Inc.	44,361	529,227
*	Xeris Biopharma Holdings, Inc.	43,665	267,448
*	XOMA Royalty Corp.	26,591	1,088,636
		Shares	Value†
HEALTH CARE — (Continued)
*	Zenas Biopharma, Inc.	2,331	$45,035
*	Zentalis Pharmaceuticals, Inc.	44,169	177,118
*	Zevra Therapeutics, Inc.	122,516	1,245,988
*	Zymeworks, Inc.	171,638	4,726,911
TOTAL HEALTH CARE			886,941,975
INDUSTRIALS — (16.5%)
*	3D Systems Corp.	205,754	506,155
*	AAR Corp.	257,097	28,375,796
	ABM Industries, Inc.	235,345	9,602,076
	Aebi Schmidt Holding AG	134,094	1,558,172
*	AerSale Corp.	51,543	346,369
	Alamo Group, Inc.	42,234	7,325,065
*	Alaska Air Group, Inc.	88,198	3,449,424
	Albany International Corp., Class A	106,211	6,164,486
	Alight, Inc., Class A	1,021,067	844,831
*	Allegiant Travel Co.	46,618	3,526,186
	Allient, Inc.	60,897	4,639,133
#	Alta Equipment Group, Inc.	38,062	294,981
*	Ameresco, Inc., Class A	122,465	3,623,739
*	American Superconductor Corp.	99,520	5,328,301
*	American Woodmark Corp.	51,566	2,252,403
	Apogee Enterprises, Inc.	75,480	2,747,472
*	Aqua Metals, Inc.	149	764
	ArcBest Corp.	85,273	10,878,277
	Arcosa, Inc.	85,946	10,869,591
	Argan, Inc.	120,680	80,853,186
	Astec Industries, Inc.	80,008	5,202,120
*	Astronics Corp. (ATRO US)	129,619	9,254,797
*	Astronics Corp. (ATROB US), Class B	36,203	2,583,808
*	Asure Software, Inc.	15,433	139,669
	Atkore, Inc.	93,704	7,322,968
	Atmus Filtration Technologies, Inc.	138,716	8,794,594
	AZZ, Inc.	78,845	11,277,989
	Barrett Business Services, Inc.	89,400	2,818,782
	BGSF, Inc.	11,230	63,899
#*	Blue Bird Corp.	81,770	5,242,275

212

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	BlueLinx Holdings, Inc.	31,137	$1,649,016
	Boise Cascade Co.	207,152	16,420,939
*	Bowman Consulting Group Ltd.	27,474	867,079
	Brady Corp., Class A	118,543	9,699,188
*	BrightView Holdings, Inc.	198,261	2,359,306
	Brink's Co.	94,545	10,092,679
*	Cadeler AS (CDLR US), ADR	1,783	49,353
#	Cadre Holdings, Inc.	93,390	2,769,014
#*	Casella Waste Systems, Inc., Class A	9,432	747,486
*	CBIZ, Inc.	77,904	2,376,072
#*	CECO Environmental Corp.	167,257	12,400,434
*	Centuri Holdings, Inc.	213,716	8,035,722
	Chicago Rivet & Machine Co.	17,700	201,780
#*	Cimpress PLC	87,544	7,744,142
*	Civeo Corp.	40,247	1,283,879
#*	Clarivate PLC	969,285	2,781,848
#	Columbus McKinnon Corp.	81,082	1,252,717
*	Commercial Vehicle Group, Inc.	41,814	174,783
	CompX International, Inc.	21,197	493,254
#	Concentrix Corp.	133,192	3,172,633
*	Concrete Pumping Holdings, Inc.	126,032	998,173
*	Conduent, Inc.	428,789	733,229
	Copa Holdings SA, Class A	48,191	5,574,735
*	Costamare Bulkers Holdings Ltd.	105,497	1,822,988
	Costamare, Inc.	427,621	7,107,061
	Covenant Logistics Group, Inc.	74,998	2,614,430
*»	CPI Aerostructures, Inc.	2,670	9,612
	CRA International, Inc.	30,651	4,826,613
	CSW Industrials, Inc.	21,995	6,404,944
*	Custom Truck One Source, Inc.	173,212	1,706,138
	Deluxe Corp.	154,330	4,807,380
*	Distribution Solutions Group, Inc.	101,931	2,758,253
*	DLH Holdings Corp.	14,417	83,907
*	DNOW, Inc.	692,358	9,339,909
		Shares	Value†
INDUSTRIALS — (Continued)
	Douglas Dynamics, Inc.	103,553	$4,776,900
*	Ducommun, Inc.	54,784	7,775,493
*	DXP Enterprises, Inc.	106,385	18,165,239
	Eastern Co.	45,468	993,930
*	Energy Recovery, Inc.	39,105	432,892
	Enerpac Tool Group Corp.	199,206	6,992,131
	EnerSys	59,819	12,757,000
	Ennis, Inc.	93,050	1,942,884
	Enpro, Inc.	93,306	27,203,364
*	Enviri Corp.	288,418	5,678,950
	ESCO Technologies, Inc.	60,152	19,486,240
	Espey Mfg. & Electronics Corp.	16,582	1,175,498
*	Everus Construction Group, Inc.	153,221	22,589,372
	EVI Industries, Inc.	36,137	671,064
*	ExlService Holdings, Inc.	47,040	1,499,635
	Exponent, Inc.	95,207	6,368,396
#*	First Advantage Corp.	152,167	1,941,651
#*	Forrester Research, Inc.	52,499	330,219
	Fortune Brands Innovations, Inc.	7,921	321,117
#*	Forward Air Corp.	52,695	1,109,757
#*	Franklin Covey Co.	62,592	1,326,950
	Franklin Electric Co., Inc.	57,114	5,722,252
*	FreightCar America, Inc.	23,330	192,239
#*	Frontier Group Holdings, Inc.	157,464	571,594
#	FTAI Infrastructure, Inc.	57,515	353,430
*	FTI Consulting, Inc.	16,417	2,943,568
*	FuelCell Energy, Inc.	11,795	153,335
*	Gates Industrial Corp. PLC	20,801	532,714
	Genco Shipping & Trading Ltd.	150,750	3,654,180
*	Gencor Industries, Inc.	45,380	675,254
*	Gibraltar Industries, Inc.	141,196	5,510,880
	Global Industrial Co.	193,157	6,395,428
	Gorman-Rupp Co.	167,169	12,661,380
*	Graham Corp.	38,304	3,646,541
#	Granite Construction, Inc.	161,055	22,075,809
	Greenbrier Cos., Inc.	116,264	5,710,888
	Griffon Corp.	170,776	15,569,648

213

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	GXO Logistics, Inc.	62,004	$3,542,289
*	Hayward Holdings, Inc.	464,639	6,974,231
*	Healthcare Services Group, Inc.	169,298	3,624,670
	Heartland Express, Inc.	173,603	2,322,808
	Helios Technologies, Inc.	118,885	8,131,734
	Herc Holdings, Inc.	33,184	4,211,713
#*	Hertz Global Holdings, Inc.	391,300	2,488,668
	Hexcel Corp.	66,973	6,286,756
*	Hillman Solutions Corp.	389,481	3,178,165
	HNI Corp.	243,038	8,880,609
	Hub Group, Inc., Class A	353,341	15,486,936
*	Hudson Technologies, Inc.	162,061	1,014,502
*	Hurco Cos., Inc.	40,830	684,311
*	Huron Consulting Group, Inc.	159,461	20,835,972
*	Hyliion Holdings Corp.	75,825	144,826
	Hyster-Yale, Inc.	49,793	1,965,330
*	IBEX Holdings Ltd.	28,714	796,814
	ICF International, Inc.	67,159	4,812,614
#*	Innodata, Inc.	60,747	2,565,346
*	Innovative Solutions & Support, Inc.	62,070	1,365,540
	Insteel Industries, Inc.	71,471	1,871,111
	Interface, Inc.	204,541	5,702,603
*	Janus International Group, Inc.	103,063	535,928
*	JELD-WEN Holding, Inc.	184,777	253,144
*	JetBlue Airways Corp.	1,235,229	5,749,991
	Kadant, Inc.	43,362	12,710,703
	Karat Packaging, Inc.	19,446	557,906
	KBR, Inc.	181,755	6,813,995
	Kelly Services, Inc., Class A	253,843	2,477,508
	Kennametal, Inc.	213,110	8,249,488
	Kforce, Inc.	63,689	2,879,380
	Korn Ferry	139,707	9,282,133
*	L.B. Foster Co., Class A	68,362	2,092,561
	Landstar System, Inc.	48,025	8,839,962
*	Legalzoom.com, Inc.	444,863	2,869,366
#*	Limbach Holdings, Inc.	41,626	4,153,026
	Lindsay Corp.	39,374	4,408,707
		Shares	Value†
INDUSTRIALS — (Continued)
*	Liquidity Services, Inc.	106,808	$3,807,705
*	Loar Holdings, Inc.	248	13,918
	LSI Industries, Inc.	132,210	3,214,025
	Luxfer Holdings PLC	17,474	262,984
*	Lyft, Inc., Class A	76,667	1,084,838
*	Manitowoc Co., Inc.	91,004	1,236,744
	ManpowerGroup, Inc.	107,912	3,266,496
	Marten Transport Ltd.	286,688	4,323,255
*	Mastech Digital, Inc.	46,625	305,394
*	Masterbrand, Inc.	16,718	150,128
*	Matrix Service Co.	98,040	1,325,501
	Matson, Inc.	145,000	25,292,350
	Maximus, Inc.	126,375	8,292,728
*	Mayville Engineering Co., Inc.	45,520	1,038,311
	McGrath RentCorp	85,795	9,484,637
*	Mercury Systems, Inc.	90,895	7,172,524
#*	Microvast Holdings, Inc.	189,796	366,306
	Miller Industries, Inc.	42,076	2,019,227
	MillerKnoll, Inc.	219,706	3,532,872
*	Mistras Group, Inc.	104,430	1,971,638
*	Montrose Environmental Group, Inc.	77,366	1,628,554
	MSC Industrial Direct Co., Inc., Class A	100,371	10,264,942
	Mueller Water Products, Inc., Class A	576,931	16,090,606
*	MYR Group, Inc.	56,937	23,048,667
	National Presto Industries, Inc.	34,842	4,872,305
	NL Industries, Inc.	96,157	576,942
*	NPK International, Inc.	422,961	6,915,412
*	NWPX Infrastructure, Inc.	51,420	5,056,643
	Omega Flex, Inc.	57,373	1,808,397
*	OPENLANE, Inc.	501,425	15,764,802
*	Optex Systems Holdings, Inc.	4,874	52,347
*	Orion Group Holdings, Inc.	139,092	1,894,433
*	PAMT Corp.	158,393	1,599,769
	Pangaea Logistics Solutions Ltd.	105,143	805,395
	Park Aerospace Corp.	80,005	2,708,969
	Park-Ohio Holdings Corp.	97,768	2,830,384
*	Parsons Corp.	133	6,705

214

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Paylocity Holding Corp.	1,483	$156,442
*»	Pegasus Cos., Inc. PEGX US	8	546
#*	Perma-Fix Environmental Services, Inc.	14,680	185,849
*	Perma-Pipe International Holdings, Inc.	32,004	1,047,491
*	Pioneer Power Solutions, Inc.	6,733	26,124
#	Pitney Bowes, Inc.	284,081	4,391,892
#*	Plug Power, Inc.	2,899,446	9,075,266
#	Powell Industries, Inc.	149,700	41,507,319
#*	Power Solutions International, Inc.	25,177	1,844,719
	Preformed Line Products Co.	46,482	15,443,645
*	Proto Labs, Inc.	64,537	4,182,643
	Quad/Graphics, Inc.	259,257	1,928,872
	Quanex Building Products Corp.	114,045	2,274,057
*	Radiant Logistics, Inc.	169,135	1,422,425
*	RCM Technologies, Inc.	21,550	674,300
*	Resideo Technologies, Inc.	343,270	14,201,080
	Resources Connection, Inc.	54,398	230,648
#	Robert Half, Inc.	175,964	4,682,402
	Rush Enterprises, Inc. (RUSHA US), Class A	235,248	17,415,409
	Rush Enterprises, Inc. (RUSHB US), Class B	194,295	14,156,334
#*	RXO, Inc.	282,257	5,636,672
	Schneider National, Inc., Class B	121,298	3,771,155
	Science Applications International Corp.	71,187	6,888,766
	Sensata Technologies Holding PLC	239,682	9,980,358
*	Shoals Technologies Group, Inc., Class A	355,137	2,819,788
*	SIFCO Industries, Inc.	45,608	741,130
*	SkyWest, Inc.	185,529	15,235,641
#*	Spire Global, Inc.	5,166	92,110
#	Standex International Corp.	54,731	14,941,563
		Shares	Value†
INDUSTRIALS — (Continued)
*	Star Equity Holdings, Inc.	2,369	$23,382
*	Sun Country Airlines Holdings, Inc.	112,430	1,776,394
*	Sunrun, Inc.	708,996	9,025,519
	TaskUS, Inc., Class A	28,373	183,857
*	Taylor Devices, Inc.	3,126	173,493
	Tecnoglass, Inc.	174,672	7,524,870
	Tennant Co.	64,216	5,332,497
	Terex Corp.	122,821	7,639,466
*	Thermon Group Holdings, Inc.	128,402	7,767,037
#*	TIC Solutions, Inc.	320,788	2,932,002
*	Titan International, Inc.	237,600	1,810,512
*	Titan Machinery, Inc.	77,754	1,625,836
*	Transcat, Inc.	32,876	2,501,864
*	Trex Co., Inc.	114,622	4,493,182
	TriNet Group, Inc.	99,828	4,570,126
	Trinity Industries, Inc.	341,935	11,150,500
*	TrueBlue, Inc.	93,847	515,220
*	TTEC Holdings, Inc.	1,834	5,337
	Tutor Perini Corp.	225,294	20,934,318
	Twin Disc, Inc.	58,551	967,263
#*††	U.S. Airways Group, Inc.	5,375	0
	UFP Industries, Inc.	33,771	3,022,167
*	Ultralife Corp.	60,767	419,292
	UniFirst Corp.	36,848	9,415,032
	Universal Logistics Holdings, Inc.	83,500	2,010,680
#*	Upwork, Inc.	427,762	4,427,337
*	V2X, Inc.	70,699	4,794,099
*	Verra Mobility Corp.	385,757	5,720,776
*	Vestis Corp.	69,314	673,732
*	Vicor Corp.	3,987	1,073,579
	Virco Mfg. Corp.	59,237	358,976
*	VirTra, Inc.	2,018	9,000
#	VSE Corp.	45,112	7,744,828
	Wabash National Corp.	402,905	3,501,244
	Werner Enterprises, Inc.	184,868	6,816,083
*	Willdan Group, Inc.	48,837	3,711,612
	Willis Lease Finance Corp.	70,078	13,605,644
#	WillScot Holdings Corp.	373,197	8,449,180
	Worthington Enterprises, Inc.	181,141	9,830,522
TOTAL INDUSTRIALS			1,323,493,129
INFORMATION TECHNOLOGY — (11.9%)
*	8x8, Inc.	49,022	94,122

215

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	908 Devices, Inc.	6,110	$41,731
	A10 Networks, Inc.	258,635	6,900,382
*	ACI Worldwide, Inc.	142,889	6,175,663
*	ACM Research, Inc., Class A	112,209	5,800,083
	Adeia, Inc.	392,423	12,498,673
#*	ADTRAN Holdings, Inc.	184,500	3,263,805
*	Agilysys, Inc.	58,334	3,736,876
*	Airgain, Inc.	26,952	190,551
*	Alarm.com Holdings, Inc.	182,870	8,121,257
#*	Alithya Group, Inc., Class A	49,462	49,457
#*	Alkami Technology, Inc.	118	1,862
#*	Allegro MicroSystems, Inc.	66,380	3,219,430
*	Alpha & Omega Semiconductor Ltd.	109,866	4,771,480
*	Ambarella, Inc.	87,523	6,021,582
*	AmpliTech Group, Inc.	23,375	45,815
*	Amplitude, Inc., Class A	116,326	827,078
*	Amtech Systems, Inc.	46,592	811,167
*	Arlo Technologies, Inc.	19,392	272,458
*	AstroNova, Inc.	56,863	773,337
*	AvePoint, Inc.	542,499	5,289,365
*	Aviat Networks, Inc.	38,768	888,950
	Avnet, Inc.	199,585	16,467,758
*	Aware, Inc.	75,640	87,742
*	Axcelis Technologies, Inc.	94,078	13,087,191
*	Backblaze, Inc., Class A	129,860	555,801
	Badger Meter, Inc.	58,220	7,039,380
	Bel Fuse, Inc. (BELFA US), Class A	19,220	4,679,109
	Bel Fuse, Inc. (BELFB US), Class B	34,930	9,635,091
	Belden, Inc.	149,507	16,816,547
	Benchmark Electronics, Inc.	266,736	21,885,689
*	Bill Holdings, Inc.	254,572	9,673,736
*	BK Technologies Corp.	10,653	1,026,523
*	Blackbaud, Inc.	133,763	4,971,971
*	BlackLine, Inc.	193,252	6,039,125
*	Box, Inc., Class A	433,067	10,480,221
*	Braze, Inc., Class A	226,758	4,995,479
#*	C3.ai, Inc., Class A	322,709	2,849,520
*	Calix, Inc.	187,658	8,174,382
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CCC Intelligent Solutions Holdings, Inc.	1,421,522	$7,448,775
#*	Cerence, Inc.	40,946	372,609
*	CEVA, Inc.	90,301	2,757,793
#*	Cipher Digital, Inc.	373,728	6,629,935
#*	Cleanspark, Inc.	838,020	10,500,391
	Clear Secure, Inc., Class A	187,821	10,027,763
*	Clearfield, Inc.	39,489	1,140,837
	Climb Global Solutions, Inc.	64,332	1,073,058
*	Coda Octopus Group, Inc.	2,199	24,871
*	Cohu, Inc.	199,042	9,424,639
*	Commvault Systems, Inc.	3,713	367,141
*	Comtech Telecommunications Corp.	23,727	83,519
*	Consensus Cloud Solutions, Inc.	50,239	1,300,185
#*	Core Scientific, Inc.	238,248	4,764,960
*	Corsair Gaming, Inc.	168,753	1,145,833
*	CPS Technologies Corp.	10,459	51,563
	Crane NXT Co.	160,342	7,164,081
*	Crexendo, Inc.	38,511	251,862
*	CS Disco, Inc.	149,463	647,175
	CSP, Inc.	96,376	895,333
	CTS Corp.	139,990	7,993,429
*	CVD Equipment Corp.	25,326	171,710
#*	Daily Journal Corp.	4,596	2,430,181
*	Daktronics, Inc.	179,621	3,531,349
*	Data I/O Corp.	46,137	125,031
*	Diebold Nixdorf, Inc.	74,413	5,715,663
*	Digi International, Inc.	186,138	10,431,174
*	Digital Turbine, Inc.	24,383	86,072
#*	DigitalOcean Holdings, Inc.	185,573	17,894,804
*	Diodes, Inc.	99,170	10,626,066
*	Dropbox, Inc., Class A	48,418	1,176,073
*	DXC Technology Co.	574,223	6,500,204
*	Eastman Kodak Co.	281,375	3,750,729
*	eGain Corp.	74,056	559,863
*	Electro-Sensors, Inc.	4,550	34,762
*	Enphase Energy, Inc.	152,557	5,028,279
	ePlus, Inc.	92,164	7,805,369
*	Everforth, Inc.	90,420	1,907,862
*	Everspin Technologies, Inc.	64,277	1,174,984
#*	Fastly, Inc., Class A	370,424	9,355,058

216

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Five9, Inc.	18,045	$310,374
*	Frequency Electronics, Inc.	36,406	1,826,125
*	Freshworks, Inc., Class A	799,995	6,527,959
*	Gitlab, Inc., Class A	43,629	965,946
*	Globant SA	68,161	2,810,278
*	Grid Dynamics Holdings, Inc.	53,617	305,081
*	GSI Technology, Inc.	6,523	48,596
	Hackett Group, Inc.	202,586	2,615,385
*	Harmonic, Inc.	405,670	4,636,808
#*	I3 Verticals, Inc., Class A	83,902	1,891,990
*	Ichor Holdings Ltd.	112,928	7,449,860
*	Identiv, Inc.	33,314	157,908
#*	indie Semiconductor, Inc., Class A	232,566	1,048,873
	Information Services Group, Inc.	145,438	593,387
#*	Inseego Corp.	50,533	921,217
*	Insight Enterprises, Inc.	47,100	3,433,590
*	Intapp, Inc.	116,112	2,606,714
*	Intellicheck, Inc.	14,603	116,678
*	inTEST Corp.	45,956	858,918
*	IPG Photonics Corp.	79,132	9,410,377
*	Itron, Inc.	86,514	7,249,873
*	Key Tronic Corp.	62,233	176,742
*	Kimball Electronics, Inc.	150,222	4,057,496
*	Knowles Corp.	428,309	13,358,958
	Kulicke & Soffa Industries, Inc.	194,312	16,613,676
*	KVH Industries, Inc.	71,639	651,915
*	Kyndryl Holdings, Inc.	394,660	5,454,201
*	Lantronix, Inc.	128,734	863,805
*	LGL Group, Inc.	51,187	355,750
#*	Life360, Inc.	7,068	304,560
*	LiveRamp Holdings, Inc.	261,913	7,655,717
*	Magnachip Semiconductor Corp.	91,105	309,757
#*	MARA Holdings, Inc.	353,320	4,236,307
*	MaxLinear, Inc.	278,557	19,707,908
	Methode Electronics, Inc.	113,349	909,059
*	Mirion Technologies, Inc.	231,641	4,574,910
*	Mitek Systems, Inc.	136,719	1,908,597
*	M-Tron Industries, Inc.	10,461	698,586
*	N-able, Inc.	15,882	82,269
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Napco Security Technologies, Inc.	124,324	$5,812,147
#*	Navitas Semiconductor Corp.	266,290	4,393,785
*	nCino, Inc.	151,021	2,639,847
#*	NCR Voyix Corp.	7,505	51,709
*	NETGEAR, Inc.	92,133	2,328,201
*	NetScout Systems, Inc.	288,690	9,728,853
	Network-1 Technologies, Inc.	41,388	60,013
*	nLight, Inc.	127,459	8,903,011
#*	Novanta, Inc.	59,304	7,681,647
	NVE Corp.	15,675	1,297,733
*	One Stop Systems, Inc.	724	6,871
	OneSpan, Inc.	96,049	1,112,247
*	Ooma, Inc.	66,281	1,081,706
*	Optical Cable Corp.	27,967	288,060
#*	OSI Systems, Inc.	61,580	17,668,534
#*	Ouster, Inc.	46,405	1,251,079
*	PagerDuty, Inc.	62,823	417,773
#*	PAR Technology Corp.	39,547	531,512
	PC Connection, Inc.	131,357	8,372,695
*	PDF Solutions, Inc.	126,407	5,416,540
#*	Penguin Solutions, Inc.	260,800	7,930,928
*	Photronics, Inc.	266,467	13,184,787
*	Plexus Corp.	175,122	43,882,071
#*	Porch Group, Inc.	176,937	1,703,903
#	Power Integrations, Inc.	145,375	10,570,216
*	Powerfleet, Inc. NJ	263,032	846,963
*	Progress Software Corp.	160,766	4,477,333
*	Q2 Holdings, Inc.	165,556	8,401,967
*	Qualys, Inc.	97,491	8,474,893
*	QuickLogic Corp.	2,750	43,918
	Ralliant Corp.	19,552	888,443
*	Red Violet, Inc.	32,912	1,231,896
*	Research Solutions, Inc.	4,781	12,144
*	RF Industries Ltd.	38,238	555,598
*	Ribbon Communications, Inc.	450,166	1,188,438
	Richardson Electronics Ltd.	94,921	1,366,862
*	Rimini Street, Inc.	80,984	276,155
	RingCentral, Inc., Class A	245,840	9,887,685
#*	Riot Platforms, Inc.	419,179	7,226,646

217

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rogers Corp.	69,899	$9,488,789
*	ScanSource, Inc.	134,692	5,538,535
*	SentinelOne, Inc., Class A	461,552	6,535,576
*	Silicon Laboratories, Inc.	43,615	9,494,986
*	Silvaco Group, Inc.	9,732	99,364
#*	SkyWater Technology, Inc.	39,298	1,253,606
#*	SolarEdge Technologies, Inc.	34,771	1,490,285
#*	SoundThinking, Inc.	27,367	186,643
*	Sprinklr, Inc., Class A	478,298	2,353,226
*	SPS Commerce, Inc.	50,870	2,854,824
»	SRAX, Inc.	29,242	2,924
#*	Synaptics, Inc.	126,092	11,800,950
*	Tao Synergies, Inc.	800	4,104
*	Telos Corp.	214,658	916,590
*	Tenable Holdings, Inc.	293,056	6,121,940
*	Teradata Corp.	291,935	7,692,487
*	TransAct Technologies, Inc.	35,252	117,389
*	Trio-Tech International	28,056	394,748
*	TSS, Inc.	4,125	63,195
*	TTM Technologies, Inc.	339,288	53,682,147
*	Tucows, Inc., Class A	1,059	16,658
*	Turtle Beach Corp.	57,598	663,529
#*	UiPath, Inc., Class A	295,655	3,045,247
*	Ultra Clean Holdings, Inc.	166,252	12,992,594
*	Unisys Corp.	222,361	580,362
	Universal Display Corp.	27,973	2,436,169
*	Varonis Systems, Inc.	30,477	801,545
*	Veeco Instruments, Inc.	215,404	10,737,889
*	Viant Technology, Inc., Class A	31,785	345,185
*	Viasat, Inc.	233,567	15,394,401
*	Viavi Solutions, Inc.	571,121	29,926,740
	Vishay Intertechnology, Inc.	377,968	10,949,733
*	Vishay Precision Group, Inc.	85,805	5,184,338
*	Vistance Networks, Inc.	655,772	8,390,603
	Vontier Corp.	225,940	8,106,727
*	WidePoint Corp.	3,168	20,085
#	Xerox Holdings Corp.	83,426	187,709
*	Xperi, Inc.	97,202	650,281
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Yext, Inc.	359,254	$1,386,720
#*	Zeta Global Holdings Corp., Class A	371,223	6,837,928
TOTAL INFORMATION TECHNOLOGY			948,279,084
MATERIALS — (4.8%)
	AdvanSix, Inc.	86,155	2,124,582
*	Alpha Metallurgical Resources, Inc.	51,935	9,683,281
*	Alto Ingredients, Inc.	51,347	283,435
#*	American Battery Technology Co.	144,747	489,245
*	American Vanguard Corp.	39,495	113,746
*	Ampco-Pittsburgh Corp.	2,511	27,420
	Ardagh Metal Packaging SA	742,199	2,857,466
*	Ascent Industries Co.	34,453	501,980
	Ashland, Inc.	148,771	7,923,543
*	Aspen Aerogels, Inc.	75,873	281,489
	Avient Corp.	249,781	9,261,879
	Balchem Corp.	7,576	1,224,433
	Cabot Corp.	100,586	7,741,099
#	Caledonia Mining Corp. PLC	43,217	989,669
*	Century Aluminum Co.	343,569	20,421,741
	Chemours Co.	360,670	9,720,056
*	Clearwater Paper Corp.	91,424	1,253,423
*	Cleveland-Cliffs, Inc.	438,427	4,471,955
*	Compass Minerals International, Inc.	136,756	3,652,753
*	Contango Silver & Gold, Inc.	7,321	168,017
*	Core Molding Technologies, Inc.	31,245	842,053
*	Dakota Gold Corp.	115,997	624,064
*	Ecovyst, Inc.	373,850	5,301,193
	Ferroglobe PLC	110,207	511,360
	Flexible Solutions International, Inc.	1,551	9,616
*	Flotek Industries, Inc.	101,371	1,713,170
	FMC Corp.	211,107	3,246,826
	Fortitude Gold Corp.	56,138	277,883
	Friedman Industries, Inc.	60,273	1,241,021
#	Graphic Packaging Holding Co.	437,850	4,172,711
	Greif, Inc. (GEF US), Class A	95,064	6,201,975

218

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc. (GEF/B US), Class B	20,426	$1,638,982
	Hawkins, Inc.	94,522	15,827,709
	HB Fuller Co.	146,567	8,870,235
	Huntsman Corp.	570,361	8,196,088
*	Ingevity Corp.	105,616	8,046,883
	Innospec, Inc.	89,262	6,807,120
*	Intrepid Potash, Inc.	49,346	1,952,621
*	Ivanhoe Electric, Inc.	196,723	2,523,956
	Kaiser Aluminum Corp.	58,520	9,973,564
*	Knife River Corp.	114,945	10,638,160
	Koppers Holdings, Inc.	70,885	2,894,235
	Kronos Worldwide, Inc.	219,683	1,634,442
	Louisiana-Pacific Corp.	28,048	2,024,785
*	LSB Industries, Inc.	76,850	1,145,065
*	Magnera Corp.	13,226	131,995
	Materion Corp.	99,969	18,375,302
	Mativ Holdings, Inc.	84,258	781,914
#*	McEwen, Inc.	184,762	4,005,640
	Mercer International, Inc.	177,449	198,743
*	Metallus, Inc.	195,878	3,768,693
	Minerals Technologies, Inc.	162,479	11,688,739
	Myers Industries, Inc.	131,023	2,700,384
	Nexa Resources SA	89,400	1,350,834
	Northern Technologies International Corp.	62,762	502,096
*	O-I Glass, Inc.	580,473	5,288,109
	Olin Corp.	330,761	9,420,073
*	Perimeter Solutions, Inc.	309,480	9,377,244
	Quaker Chemical Corp.	53,650	7,290,499
#*	Ramaco Resources, Inc. (METC US), Class A	181,381	2,693,508
	Ramaco Resources, Inc. (METCB US), Class B	9,914	99,338
*	Ranpak Holdings Corp.	272,475	1,386,898
*	Rayonier Advanced Materials, Inc.	234,672	2,227,037
††	Resolute Forest Products, Inc.	332,327	88,499
	Ryerson Holding Corp.	183,054	5,072,426
#	Scotts Miracle-Gro Co.	150,999	9,467,637
		Shares	Value†
MATERIALS — (Continued)
	Sensient Technologies Corp.	113,637	$12,913,709
#	Silgan Holdings, Inc.	135,825	5,507,704
*	Smith-Midland Corp.	1,828	61,750
	Sonoco Products Co.	157,677	7,877,543
	Stepan Co.	79,289	3,966,829
	SunCoke Energy, Inc.	309,436	2,110,354
	Sylvamo Corp.	156,064	6,668,615
*	Tredegar Corp.	96,547	926,851
	TriMas Corp.	146,991	5,441,607
#	Trinseo PLC	0	0
	Tronox Holdings PLC	316,615	3,162,984
	U.S. Lime & Minerals, Inc.	234,787	25,279,516
#	Warrior Met Coal, Inc.	193,538	17,389,389
	Worthington Steel, Inc.	156,221	6,003,573
TOTAL MATERIALS			382,732,961
REAL ESTATE — (1.1%)
*	AMREP Corp.	52,125	1,436,044
*	CKX Lands, Inc.	11,773	136,508
*	Cushman & Wakefield Ltd.	673,733	9,459,211
*	Douglas Elliman, Inc.	66,287	133,237
#	eXp World Holdings, Inc.	331,794	2,063,759
*	Five Point Holdings LLC, Class A	61,736	307,445
*	Forestar Group, Inc.	169,769	4,797,672
*	FRP Holdings, Inc.	138,889	2,918,058
*	Howard Hughes Holdings, Inc.	235,476	14,663,091
*»	JW Mays, Inc.	2,700	108,891
	Kennedy-Wilson Holdings, Inc.	335,261	3,654,345
	Marcus & Millichap, Inc.	204,712	5,688,946
*	Maui Land & Pineapple Co., Inc.	20,248	314,249
	Newmark Group, Inc., Class A	497,297	8,016,428
#*	Opendoor Technologies, Inc.	1,582,158	8,512,010
*	RE/MAX Holdings, Inc., Class A	9,648	103,234
	RMR Group, Inc., Class A	29,394	523,507
*	Seaport Entertainment Group, Inc.	53,376	1,189,751
	St. Joe Co.	295,676	19,091,799
*	Star Holdings	11,397	97,672

219

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Stratus Properties, Inc.	51,337	$1,553,458
*	Tejon Ranch Co.	127,150	2,488,325
TOTAL REAL ESTATE			87,257,640
UTILITIES — (2.2%)
	American States Water Co.	127,003	9,562,056
	Artesian Resources Corp., Class A	33,665	1,054,051
	Avista Corp.	266,241	10,942,505
	Black Hills Corp.	136,107	10,247,496
	California Water Service Group	219,510	9,272,102
	Chesapeake Utilities Corp.	82,445	10,397,963
	Consolidated Water Co. Ltd.	55,536	1,779,929
	Genie Energy Ltd., Class B	149,582	2,089,660
	Global Water Resources, Inc.	28,505	202,671
	H2O America	126,906	7,130,848
*	Hallador Energy Co.	152,819	2,373,279
*	Hawaiian Electric Industries, Inc.	466,925	7,036,560
	MDU Resources Group, Inc.	343,578	7,740,812
	MGE Energy, Inc.	127,383	10,218,664
#	Middlesex Water Co.	64,616	3,287,662
	New Jersey Resources Corp.	185,489	10,444,886
	Northwest Natural Holding Co.	146,473	7,763,069
	Northwestern Energy Group, Inc.	149,558	10,819,026
	ONE Gas, Inc.	101,967	9,097,496
	Ormat Technologies, Inc.	19,939	2,290,991
#	Otter Tail Corp.	158,019	14,101,616
	Portland General Electric Co.	195,743	10,164,934
*	Pure Cycle Corp.	88,608	1,022,536
	RGC Resources, Inc.	25,186	572,478
	Southwest Gas Holdings, Inc.	11,540	1,085,337
		Shares	Value†
UTILITIES — (Continued)
	Spire, Inc.	109,557	$9,989,407
*	Spruce Power Holding Corp.	2,197	7,316
	TXNM Energy, Inc.	5,409	319,456
	Unitil Corp.	63,333	3,322,449
	York Water Co.	53,104	1,541,078
TOTAL UTILITIES			175,878,333
TOTAL COMMON STOCKS			7,403,120,980
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*»	Bed Bath & Beyond, Inc. Warrants 10/07/2026	6,227	3,735
INFORMATION TECHNOLOGY — (0.0%)
*»	Xerox Holdings Corp. Warrants 02/14/2028	94,651	17,454
TOTAL RIGHTS/WARRANTS			21,189

MONEY MARKET FUNDS — (0.8%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	61,931,070	61,931,070
TOTAL INVESTMENT SECURITIES (Cost $4,473,990,473)			7,465,073,239
SECURITIES LENDING COLLATERAL — (6.7%)
@§	The DFA Short Term Investment Fund	46,181,352	534,087,336
TOTAL INVESTMENTS — (100.0%)
(Cost $5,008,125,577)			$7,999,160,575

220

U.S. Micro Cap Portfolio
CONTINUED
As of April 30, 2026, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	185	06/18/26	$66,124,332	$67,004,688	$880,356
Total Futures Contracts			$66,124,332	$67,004,688	$880,356
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$214,973,678	$330,223	$2,182	$215,306,083
Consumer Discretionary	920,402,993	265,286	—	920,668,279
Consumer Staples	265,919,144	1,792,741	—	267,711,885
Energy	540,025,335	—	—	540,025,335
Financials	1,654,683,551	141,485	1,240	1,654,826,276
Health Care	885,828,559	7,274	1,106,142	886,941,975
Industrials	1,323,482,971	10,158	—	1,323,493,129
Information Technology	948,276,160	2,924	—	948,279,084
Materials	382,644,462	—	88,499	382,732,961
Real Estate	87,148,749	108,891	—	87,257,640
Utilities	175,878,333	—	—	175,878,333
Rights/Warrants
Consumer Discretionary	—	3,735	—	3,735
Information Technology	—	17,454	—	17,454
Securities Lending Collateral	—	534,087,336	—	534,087,336
Money Market Funds	61,931,070	—	—	61,931,070
Total Investments in Securities	$7,461,195,005	$536,767,507	$1,198,063˂˃	$7,999,160,575
Financial Instruments
Assets
Futures Contracts**	880,356	—	—	880,356
Total Financial Instruments	$880,356	—	—	$880,356
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
221

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (6.5%)
#*	Charter Communications, Inc., Class A	60,976	$10,071,406
#*	Live Nation Entertainment, Inc.	92,122	14,549,749
	Match Group, Inc.	2,080	77,833
	Meta Platforms, Inc., Class A	431,182	263,844,578
*	Netflix, Inc.	980,969	91,828,508
	Omnicom Group, Inc.	66,817	5,126,200
	T-Mobile U.S., Inc.	94,542	18,482,961
TOTAL COMMUNICATION SERVICES			403,981,235
CONSUMER DISCRETIONARY — (9.8%)
	Best Buy Co., Inc.	78,219	4,731,467
*	Burlington Stores, Inc.	54,747	17,519,588
	Carnival Corp.	141,110	3,740,826
#*	Carvana Co.	24,820	9,823,756
*	Chipotle Mexican Grill, Inc.	411,044	13,971,386
	Darden Restaurants, Inc.	108,581	21,777,005
#	Dick's Sporting Goods, Inc.	21,953	4,981,575
	eBay, Inc.	286,383	29,634,913
	Expedia Group, Inc.	107,533	26,707,971
	General Motors Co.	587,216	45,151,038
	Home Depot, Inc.	367,269	120,758,047
	Las Vegas Sands Corp.	294,296	16,071,505
*	Lululemon Athletica, Inc.	71,760	9,881,352
*	NVR, Inc.	408	2,576,875
	Ralph Lauren Corp.	502	180,037
	Ross Stores, Inc.	301,391	68,653,856
#	Royal Caribbean Cruises Ltd.	240,162	63,345,129
	Service Corp. International	2,262	183,290
	Tapestry, Inc.	100,489	14,574,925
	TJX Cos., Inc.	461,608	72,357,054
	Tractor Supply Co.	438,764	15,400,616
*	Ulta Beauty, Inc.	43,317	23,282,021
	Williams-Sonoma, Inc.	101,786	18,444,641
TOTAL CONSUMER DISCRETIONARY			603,748,873
		Shares	Value†
CONSUMER STAPLES — (7.8%)
	Altria Group, Inc.	131,965	$9,587,257
	Coca-Cola Co.	353,461	27,838,588
	Colgate-Palmolive Co.	390,551	33,337,433
	Costco Wholesale Corp.	142,229	144,295,588
	Hershey Co.	79,965	14,852,699
#	Kimberly-Clark Corp.	214,858	21,148,473
	Kroger Co.	540,632	36,800,820
	PepsiCo, Inc.	602,034	95,416,369
	Procter & Gamble Co.	267,072	39,283,621
	Sysco Corp.	386,499	28,875,340
	Target Corp.	216,391	28,076,732
TOTAL CONSUMER STAPLES			479,512,920
ENERGY — (2.8%)
	Cheniere Energy, Inc.	197,026	54,172,299
	Chevron Corp.	83,184	16,080,299
	ConocoPhillips	61,269	7,706,415
	Devon Energy Corp.	159,190	8,177,590
	Marathon Petroleum Corp.	64,341	15,975,227
	Occidental Petroleum Corp.	25,600	1,550,848
	Targa Resources Corp.	223,781	58,200,962
	TechnipFMC PLC	65,304	4,935,023
	Texas Pacific Land Corp.	12,180	5,403,901
TOTAL ENERGY			172,202,564
FINANCIALS — (8.7%)
	American Express Co.	41,398	13,373,624
	Ameriprise Financial, Inc.	100,666	47,795,210
	Aon PLC, Class A	2,377	740,792
*	Corpay, Inc.	54,867	16,815,090
	Equitable Holdings, Inc.	198,237	8,365,601
	LPL Financial Holdings, Inc.	46,207	15,439,145
	Marsh & McLennan Cos., Inc.	10,072	1,689,175
	Mastercard, Inc., Class A	250,131	125,795,883
	Moody's Corp.	63,552	29,351,491
	Travelers Cos., Inc.	136,335	41,601,262
#	Visa, Inc., Class A	708,372	233,649,420

222

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Willis Towers Watson PLC	6,577	$1,685,027
TOTAL FINANCIALS			536,301,720
HEALTH CARE — (12.8%)
	AbbVie, Inc.	186,411	39,392,372
	Amgen, Inc.	263,714	91,310,972
	Bristol-Myers Squibb Co.	920,829	55,793,029
	Cencora, Inc.	119,999	36,960,892
#*	DaVita, Inc.	19,244	2,985,514
*	Dexcom, Inc.	107	6,372
	Eli Lilly & Co.	280,441	262,100,159
	Gilead Sciences, Inc.	602,445	78,823,904
*	IDEXX Laboratories, Inc.	59,422	33,323,858
	Johnson & Johnson	279,624	64,271,576
	Merck & Co., Inc.	789,422	86,189,094
*	Mettler-Toledo International, Inc.	4,116	5,254,527
*	Solventum Corp.	14,578	981,974
*	Waters Corp.	2,714	839,250
	Zoetis, Inc.	283,139	32,552,491
TOTAL HEALTH CARE			790,785,984
INDUSTRIALS — (16.4%)
	3M Co.	189,499	27,765,394
	Allegion PLC	18,034	2,479,314
	Automatic Data Processing, Inc.	149,795	31,747,552
	Broadridge Financial Solutions, Inc.	83,319	12,829,460
	Carlisle Cos., Inc.	3,043	1,081,056
	Caterpillar, Inc.	194,722	173,323,999
	CH Robinson Worldwide, Inc.	6,414	1,166,129
	Cintas Corp.	143,468	25,065,294
	Comfort Systems USA, Inc.	10,310	18,972,978
	CSX Corp.	692,788	31,473,359
	Delta Air Lines, Inc.	243,319	16,543,259
	EMCOR Group, Inc.	22,724	20,262,309
	Expeditors International of Washington, Inc.	54,335	8,035,603
	Fastenal Co.	224,776	10,099,186
	Ferguson Enterprises, Inc.	153,261	41,029,502
	FTAI Aviation Ltd.	921	229,946
	Honeywell International, Inc.	278,496	59,690,048
	Illinois Tool Works, Inc.	180,320	46,524,363
		Shares	Value†
INDUSTRIALS — (Continued)
	Leidos Holdings, Inc.	522	$77,893
	Lennox International, Inc.	10,955	5,859,720
	Lincoln Electric Holdings, Inc.	3,718	985,270
	Lockheed Martin Corp.	110,834	57,408,687
	Masco Corp.	10,403	747,144
	Paychex, Inc.	246,521	22,835,240
	Rockwell Automation, Inc.	7,302	2,985,861
#	Rollins, Inc.	195,359	10,887,357
	Trane Technologies PLC	68,384	33,681,855
	Union Pacific Corp.	305,139	82,228,858
*	United Airlines Holdings, Inc.	127,142	11,442,780
	United Parcel Service, Inc., Class B	268,373	29,198,982
	United Rentals, Inc.	51,289	49,229,234
	Verisk Analytics, Inc.	77,505	14,298,897
	Vertiv Holdings Co., Class A	259,773	85,332,833
	Waste Management, Inc.	144,918	33,700,681
	WW Grainger, Inc.	31,869	37,011,063
*	XPO, Inc.	10,214	2,248,408
TOTAL INDUSTRIALS			1,008,479,514
INFORMATION TECHNOLOGY — (31.5%)
*	Adobe, Inc.	141,394	34,797,063
	Amphenol Corp., Class A	298,644	43,981,302
	Apple, Inc.	1,383,126	375,311,240
	Applied Materials, Inc.	468	184,621
*	AppLovin Corp., Class A	90,952	40,596,425
*	Autodesk, Inc.	123,122	29,179,914
	CDW Corp.	75,855	10,385,308
*	Fortinet, Inc.	344,556	29,049,516
*	Gartner, Inc.	50,668	7,523,691
*	GoDaddy, Inc., Class A	15,962	1,385,342
	International Business Machines Corp.	369,813	85,419,407
	Jabil, Inc.	58,088	19,604,119
	KLA Corp.	49,562	86,750,847
	Lam Research Corp.	452,417	116,660,248
	Microchip Technology, Inc.	17,831	1,656,678
	Micron Technology, Inc.	95,892	49,591,507
	Microsoft Corp.	586,815	239,291,421
	Motorola Solutions, Inc.	93,427	41,017,256

223

U.S. High Relative Profitability Portfolio
CONTINUED
	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
NetApp, Inc.	144,997	$16,061,318
NVIDIA Corp.	2,291,273	457,269,353
NXP Semiconductors NV	30,549	8,968,881
Oracle Corp.	615,748	99,375,570
QUALCOMM, Inc.	374,004	67,163,638
Seagate Technology Holdings PLC	1,795	1,209,184
Texas Instruments, Inc.	213,520	60,016,201
Western Digital Corp.	44,485	19,329,622
TOTAL INFORMATION TECHNOLOGY		1,941,779,672
MATERIALS — (0.7%)
Avery Dennison Corp.	18,907	3,099,425
Sherwin-Williams Co.	87,713	28,209,378
Solstice Advanced Materials, Inc.	69,974	5,734,369
# Southern Copper Corp.	22,776	3,910,411
TOTAL MATERIALS		40,953,583
UTILITIES — (1.0%)
NRG Energy, Inc.	122,388	19,041,125
	Shares	Value†
UTILITIES — (Continued)
Vistra Corp.	257,259	$40,605,761
TOTAL UTILITIES		59,646,886
TOTAL COMMON STOCKS		6,037,392,951

MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	55,050,534	55,050,534
TOTAL INVESTMENT SECURITIES (Cost $3,797,737,596)			6,092,443,485
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	5,853,261	67,692,966
TOTAL INVESTMENTS — (100.0%)
(Cost $3,865,430,561)			$6,160,136,451
As of April 30, 2026, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	125	06/18/26	$41,582,498	$45,273,437	$3,690,939
Total Futures Contracts			$41,582,498	$45,273,437	$3,690,939
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$403,981,235	—	—	$403,981,235
Consumer Discretionary	603,748,873	—	—	603,748,873
Consumer Staples	479,512,920	—	—	479,512,920
Energy	172,202,564	—	—	172,202,564
Financials	536,301,720	—	—	536,301,720
Health Care	790,785,984	—	—	790,785,984
Industrials	1,008,479,514	—	—	1,008,479,514

224

U.S. High Relative Profitability Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Information Technology	$1,941,779,672	—	—	$1,941,779,672
Materials	40,953,583	—	—	40,953,583
Utilities	59,646,886	—	—	59,646,886
Securities Lending Collateral	—	$67,692,966	—	67,692,966
Money Market Funds	55,050,534	—	—	55,050,534
Total Investments in Securities	$6,092,443,485	$67,692,966	—	$6,160,136,451
Financial Instruments
Assets
Futures Contracts**	3,690,939	—	—	3,690,939
Total Financial Instruments	$3,690,939	—	—	$3,690,939
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
225

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.6%)
REAL ESTATE — (94.6%)
#	Acadia Realty Trust	660,989	$14,290,582
#	Agree Realty Corp.	652,774	50,335,403
	Alexander's, Inc.	12,223	3,079,707
	Alexandria Real Estate Equities, Inc.	749,830	30,375,613
	Alpine Income Property Trust, Inc.	75,454	1,418,535
	American Assets Trust, Inc.	108,961	2,259,851
	American Healthcare REIT, Inc.	1,022,472	51,921,128
	American Homes 4 Rent, Class A	1,764,401	56,178,528
	American Tower Corp.	1,684,084	307,698,988
#	Americold Realty Trust, Inc.	1,473,959	18,026,519
	Apartment Investment & Management Co., Class A	187,902	798,584
#	Apple Hospitality REIT, Inc.	1,129,642	15,216,278
*	Ashford Hospitality Trust, Inc.	15,631	45,486
	AvalonBay Communities, Inc.	748,510	136,977,330
	Bluerock Homes Trust, Inc.	21,940	230,589
	Braemar Hotels & Resorts, Inc.	102,360	247,711
	Brandywine Realty Trust	808,797	2,450,655
	Brixmor Property Group, Inc.	1,671,642	50,299,708
#	Broadstone Net Lease, Inc.	1,038,545	20,563,191
	BRT Apartments Corp.	55,519	797,808
	BXP, Inc.	792,387	46,322,944
	Camden Property Trust	553,235	58,100,740
	CareTrust REIT, Inc.	1,217,781	48,041,460
	CBL & Associates Properties, Inc.	83,810	3,773,126
	Centerspace	80,593	5,502,084
	Chatham Lodging Trust	79,114	686,710
	Chiron Real Estate, Inc.	61,990	2,173,989
	Clipper Realty, Inc.	76,438	259,125
		Shares	Value†
REAL ESTATE — (Continued)
	Community Healthcare Trust, Inc.	121,045	$2,084,395
#	COPT Defense Properties	618,226	19,319,563
	Cousins Properties, Inc.	864,476	22,139,230
	Crown Castle, Inc.	2,335,198	207,318,878
	CTO Realty Growth, Inc.	170,770	3,458,093
	CubeSmart	1,165,421	47,176,242
#	Curbline Properties Corp.	541,317	14,940,349
	DiamondRock Hospitality Co.	1,083,049	11,047,100
	Digital Realty Trust, Inc.	1,523,622	306,156,605
	Diversified Healthcare Trust	920,937	6,943,865
	Douglas Emmett, Inc.	647,306	6,997,378
#	Easterly Government Properties, Inc.	156,440	3,662,260
#	EastGroup Properties, Inc.	290,815	58,511,978
#	Empire State Realty Trust, Inc., Class A	585,965	3,263,825
#	EPR Properties	414,689	23,143,793
	Equinix, Inc.	346,945	375,682,454
	Equity LifeStyle Properties, Inc.	962,402	60,910,423
	Equity Residential	1,889,976	123,566,631
	Essential Properties Realty Trust, Inc.	1,148,901	36,109,958
	Essex Property Trust, Inc.	347,794	91,542,859
	Extra Space Storage, Inc.	1,128,804	161,791,477
	Federal Realty Investment Trust	446,032	49,464,949
	First Industrial Realty Trust, Inc.	722,996	44,832,982
	Four Corners Property Trust, Inc.	585,514	14,971,593
	FrontView REIT, Inc.	15,823	280,067
	Gaming & Leisure Properties, Inc.	1,543,768	74,810,997
	Getty Realty Corp.	307,827	10,195,230
#	Gladstone Commercial Corp.	233,447	2,943,767
	Global Net Lease, Inc.	952,469	9,105,604

226

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Global Self Storage, Inc.	43,975	$246,260
#	Healthcare Realty Trust, Inc.	1,628,744	30,457,513
	Healthpeak Properties, Inc.	3,526,653	57,025,979
#	Highwoods Properties, Inc.	549,996	13,370,403
	Host Hotels & Resorts, Inc.	3,731,290	78,842,158
*	Hudson Pacific Properties, Inc.	263,234	2,424,385
	Independence Realty Trust, Inc.	1,213,280	19,788,597
	Industrial Logistics Properties Trust	199,900	1,485,257
#	Innovative Industrial Properties, Inc.	138,302	7,502,884
	InvenTrust Properties Corp.	407,536	13,090,056
	Invitation Homes, Inc.	2,989,079	85,995,803
	Iron Mountain, Inc.	1,614,260	203,380,617
#	JBG SMITH Properties	299,290	4,489,350
#	Kilroy Realty Corp.	567,287	18,867,966
	Kimco Realty Corp.	3,681,147	87,022,315
#	Kite Realty Group Trust	1,108,919	29,009,321
	Lamar Advertising Co., Class A	472,788	65,169,098
#	Lineage, Inc.	328,926	12,130,791
	LTC Properties, Inc.	265,937	10,164,112
	LXP Industrial Trust	312,292	15,901,909
	Macerich Co.	1,337,426	29,062,267
#	Medical Properties Trust, Inc.	2,587,835	12,783,905
	Mid-America Apartment Communities, Inc.	599,107	77,392,642
	Modiv Industrial, Inc.	35,472	566,488
	National Health Investors, Inc.	261,168	20,086,431
#	National Storage Affiliates Trust	390,757	16,630,618
	NET Lease Office Properties	68,842	899,077
#	NETSTREIT Corp.	519,581	10,687,781
	NexPoint Residential Trust, Inc.	109,652	3,167,846
	NNN REIT, Inc.	1,015,112	44,451,754
	Omega Healthcare Investors, Inc.	1,590,265	74,694,747
	One Liberty Properties, Inc.	85,292	1,936,981
	Orion Properties, Inc.	158,580	455,125
		Shares	Value†
REAL ESTATE — (Continued)
	Outfront Media, Inc.	814,952	$25,141,269
#	Park Hotels & Resorts, Inc.	992,810	11,387,531
#	Pebblebrook Hotel Trust	547,888	7,697,826
	Phillips Edison & Co., Inc.	682,541	27,414,259
*	Piedmont Realty Trust, Inc.	272,273	2,276,202
#	Postal Realty Trust, Inc., Class A	132,111	2,890,589
	Prologis, Inc.	3,413,491	484,783,992
	Public Storage	849,196	256,839,330
#	Realty Income Corp.	4,783,035	307,262,168
	Regency Centers Corp.	943,386	73,442,600
	Rexford Industrial Realty, Inc.	1,211,354	43,475,495
	RLJ Lodging Trust	301,246	2,482,267
	Ryman Hospitality Properties, Inc.	321,742	33,811,867
	Sabra Health Care REIT, Inc.	1,352,953	27,952,009
	Saul Centers, Inc.	71,999	2,478,926
	SBA Communications Corp.	581,837	128,702,344
	Service Properties Trust	90,177	139,774
	Sila Realty Trust, Inc.	276,299	8,407,779
	Simon Property Group, Inc.	1,584,845	322,848,775
#	SL Green Realty Corp.	342,793	14,537,851
	STAG Industrial, Inc.	1,037,087	40,010,816
	Strawberry Fields REIT, Inc.	9,196	113,755
	Summit Hotel Properties, Inc.	157,886	784,693
	Sun Communities, Inc.	668,389	85,446,850
	Sunstone Hotel Investors, Inc.	862,547	8,470,212
#	Tanger, Inc.	620,856	23,021,340
	Terreno Realty Corp.	577,513	37,653,848
	UDR, Inc.	1,696,615	61,654,989
	UMH Properties, Inc.	395,197	6,145,313
	Universal Health Realty Income Trust	70,810	2,881,967
	Urban Edge Properties	682,862	14,968,335
#	Ventas, Inc.	2,580,396	226,713,593
#	Veris Residential, Inc.	137,515	2,608,660
	VICI Properties, Inc.	5,667,075	165,478,590
	Vornado Realty Trust	835,362	24,968,970
	Welltower, Inc.	2,396,074	520,762,723
	Whitestone REIT	233,797	4,428,115

227

DFA Real Estate Securities Portfolio
CONTINUED
	Shares	Value†
REAL ESTATE — (Continued)
WP Carey, Inc.	1,225,879	$89,403,355
Xenia Hotels & Resorts, Inc.	473,939	7,710,988
TOTAL REAL ESTATE		6,876,825,318
TOTAL COMMON STOCKS		6,876,825,318

MONEY MARKET FUNDS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	70,290,301	70,290,301
TOTAL INVESTMENT SECURITIES (Cost $3,976,393,850)			6,947,115,619
		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	27,627,393	$319,510,797
TOTAL INVESTMENTS — (100.0%)
(Cost $4,295,904,647)			$7,266,626,416
As of April 30, 2026, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	176	06/18/26	$59,648,694	$63,745,000	$4,096,306
Total Futures Contracts			$59,648,694	$63,745,000	$4,096,306
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Real Estate	$6,876,825,318	—	—	$6,876,825,318
Securities Lending Collateral	—	$319,510,797	—	319,510,797
Money Market Funds	70,290,301	—	—	70,290,301
Total Investments in Securities	$6,947,115,619	$319,510,797	—	$7,266,626,416
Financial Instruments
Assets
Futures Contracts**	4,096,306	—	—	4,096,306
Total Financial Instruments	$4,096,306	—	—	$4,096,306
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
228

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$24,625,348,994	—
Investment Securities at Value (including $4,020,149, $15,132,610, $0 and $829,286,421 of securities on loan, respectively)	$211,262,378	$2,564,967,705	—	$15,811,182,987
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $4,107,089, $15,445,061, $0 and $768,197,152, respectively)	4,107,089	15,445,061	—	768,149,405
Segregated Cash for Futures Contracts	—	1,447,331	—	11,289,185
Foreign Currencies at Value	73,136	—	—	—
Cash	1,878,920	—	4,939,554	204
Receivables:
Investment Securities Sold	—	1,135,543	—	13,027,914
Dividends and Interest	1,206,029	1,087,853	—	6,952,035
Securities Lending Income	516	1,584	—	126,338
Fund Shares Sold	40,873	141,704	6,417,566	9,521,448
Futures Variation Margin	2,254,322	228,754	—	1,784,108
Unrealized Gain on Forward Currency Contracts	374,339	—	—	—
Prepaid Expenses and Other Assets	12,053	11,227	49,716	73,158
Total Assets	221,209,655	2,584,466,762	24,636,755,830	16,622,106,782
LIABILITIES:
Payables:
Upon Return of Securities Loaned	4,106,758	15,448,452	—	768,156,766
Investment Securities Purchased	996,778	870,164	—	9,451,356
Fund Shares Redeemed	18,885	693,915	19,837,790	6,782,593
Due to Advisor	15,508	203,007	1,773,269	3,431,787
Due to Directors'/Trustees'	5,752	22,302	376,007	163,912
Due to CCO	23	276	2,691	1,701
Unrealized Loss on Forward Currency Contracts	683,833	—	—	—
Accrued Expenses and Other Liabilities	18,918	42,404	715,941	299,429
Total Liabilities	5,846,455	17,280,520	22,705,698	788,287,544
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$215,363,200	$2,567,186,242	$24,614,050,132	$15,833,819,238
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 13,883,373, 65,011,632, 396,352,630 and 379,028,264, respectively, $0.01 Par Value (1)Ж	$15.51	$39.49	$62.10	$41.77
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000
Investment Securities at Cost	$210,660,511	$1,153,724,948	N/A	$11,142,804,431
Foreign Currencies at Cost	$70,923	$—	$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$206,398,088	$1,114,098,645	$14,219,499,519	$10,791,678,059
Total Distributable Earnings (Loss)	8,965,112	1,453,087,597	10,394,550,613	5,042,141,179
NET ASSETS	$215,363,200	$2,567,186,242	$24,614,050,132	$15,833,819,238

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
229

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	U.S. Small Cap Value Portfolio*	U.S. Core Equity 1 Portfolio*	U.S. Core Equity 2 Portfolio*	U.S. Vector Equity Portfolio*
ASSETS:
Investment Securities at Value (including $1,019,096,028, $1,151,913,488, $1,383,322,640 and $101,798,359 of securities on loan, respectively)	$18,709,293,298	$40,161,928,091	$37,721,618,978	$5,312,499,327
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $894,999,532, $1,033,188,077, $857,598,834 and $103,944,549, respectively)	894,932,496	1,033,180,610	857,598,834	103,940,973
Segregated Cash for Futures Contracts	11,385,673	23,157,302	21,951,192	2,846,418
Cash	17	1,272,484	2,375,732	91
Receivables:
Investment Securities Sold	9,332,146	751,487	16,318,501	11,757,737
Dividends and Interest	7,689,413	18,071,408	16,696,978	2,489,419
Securities Lending Income	172,534	169,089	194,731	14,749
Fund Shares Sold	12,356,210	6,876,865	8,038,588	824,060
Futures Variation Margin	1,799,390	3,659,748	3,469,134	449,848
Prepaid Expenses and Other Assets	59,107	144,694	74,426	32,034
Total Assets	19,647,020,284	41,249,211,778	38,648,337,094	5,434,854,656
LIABILITIES:
Payables:
Upon Return of Securities Loaned	895,071,523	1,033,217,821	857,620,527	104,080,746
Investment Securities Purchased	11,275,593	—	2,608,244	388,929
Fund Shares Redeemed	6,258,588	16,964,877	32,489,133	13,776,977
Due to Advisor	4,165,681	3,821,182	4,580,616	848,738
Due to Directors'/Trustees'	304,805	373,928	308,569	78,593
Due to CCO	2,016	4,321	4,074	576
Accrued Expenses and Other Liabilities	424,154	768,654	527,777	83,131
Total Liabilities	917,502,360	1,055,150,783	898,138,940	119,257,690
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$18,729,517,924	$40,194,060,995	$37,750,198,154	$5,315,596,966
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 316,620,396, 756,220,823, 797,082,663 and 160,487,415, respectively, $0.01 Par Value (1)Ж	$59.15	$53.15	$47.36	$33.12
(1) NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000
Investment Securities at Cost	$13,458,390,998	$10,774,341,380	$12,920,257,608	$3,138,792,949
NET ASSETS CONSIST OF:
Paid-In Capital	$12,692,014,803	$10,389,156,281	$12,186,111,695	$3,041,056,684
Total Distributable Earnings (Loss)	6,037,503,121	29,804,904,714	25,564,086,459	2,274,540,282
NET ASSETS	$18,729,517,924	$40,194,060,995	$37,750,198,154	$5,315,596,966

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
230

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	U.S. Small Cap Portfolio*	U.S. Micro Cap Portfolio*	U.S. High Relative Profitability Portfolio*	DFA Real Estate Securities Portfolio*
ASSETS:
Investment Securities at Value (including $1,970,782,308, $568,437,157, $66,158,392 and $312,770,567 of securities on loan, respectively)	$18,929,118,136	$7,465,073,239	$6,092,443,485	$6,947,115,619
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,737,188,189, $534,135,104, $67,692,965 and $319,510,797, respectively)	1,737,040,436	534,087,336	67,692,966	319,510,797
Segregated Cash for Futures Contracts	14,762,780	4,462,605	3,015,274	4,245,505
Cash	7,713,975	6,405,655	—	—
Receivables:
Investment Securities Sold	5,901,088	2,217,552	908,269	304,458
Dividends and Interest	5,014,793	1,418,077	2,872,813	3,033,213
Securities Lending Income	368,741	109,095	10,894	35,934
Fund Shares Sold	8,591,057	4,463,362	1,798,094	1,370,623
Futures Variation Margin	2,333,071	705,320	476,517	670,927
Prepaid Expenses and Other Assets	79,288	39,534	51,901	29,639
Total Assets	20,710,923,365	8,018,981,775	6,169,270,213	7,276,316,715
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,737,542,994	534,335,927	67,701,950	319,556,848
Investment Securities Purchased	19,686,714	6,417,361	180,058	1,306,660
Fund Shares Redeemed	25,696,278	6,521,109	2,368,321	3,126,241
Due to Advisor	3,679,725	2,269,829	939,464	671,833
Due to Directors'/Trustees'	249,274	133,668	57,173	106,525
Due to CCO	2,039	803	669	753
Accrued Expenses and Other Liabilities	268,232	168,791	147,770	357,407
Total Liabilities	1,787,125,256	549,847,488	71,395,405	325,126,267
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$18,923,798,109	$7,469,134,287	$6,097,874,808	$6,951,190,448
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Net Assets - Institutional Class	$18,923,798,109	$7,361,647,387	$6,097,874,808	$6,951,190,448
Institutional Class Shares — based on shares outstanding of 324,551,576, 207,031,037, 217,081,454 and 155,810,590, respectively, $0.01 Par Value (1)Ж	$58.31	$35.89	$28.09	$44.61
(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000
Net Assets - ETF Class	$—	$107,486,900	$—	$—
ETF Class Shares — based on shares outstanding of $0, $1,925,000, $0 and $0 respectivelyЖ	$—	$55.84	$—	$—
Investment Securities at Cost	$11,251,243,273	$4,473,990,473	$3,797,737,596	$3,976,393,850
NET ASSETS CONSIST OF:
Paid-In Capital	$10,797,928,409	$4,158,199,973	$3,866,564,353	$3,869,071,443
Total Distributable Earnings (Loss)	8,125,869,700	3,310,934,314	2,231,310,455	3,082,119,005
NET ASSETS	$18,923,798,109	$7,469,134,287	$6,097,874,808	$6,951,190,448

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
231

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Equity Portfolio	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $163,335 and $0, respectively)	—	—	$242,099,805	—
Income from Securities Lending, Net	—	—	371,558	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,639,401)	—
Total Net Investment Income Allocated from Affiliated Investment Companies	—	—	229,831,962	—
Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $5,817, $0 and $147,766, respectively)	—	$14,934,410	—	$129,537,291
Dividend Income from Affiliates	$27,605	319,589	—	11,667,350
Interest	4,258,039	—	—	—
Income from Securities Lending, Net	2,204	14,602	—	661,825
Total Fund Investment Income	4,287,848	15,268,601	—	141,866,466
Fund Expenses
Investment Management Fees	128,800	1,210,703	22,520,009	19,362,661
Accounting Fees	9,191	28,869	50,721	165,085
S&P 500® Fees	4,454	—	—	—
Custodian Fees	4,774	15,547	570	90,301
Transfer Agent Fees
Institutional Class Shares	617	5,959	60,240	35,161
Shareholder Servicing Fees
Institutional Class Shares	16,543	177,101	1,655,963	496,997
Filing Fees
Institutional Class Shares	9,595	16,299	45,035	49,527
Shareholders' Reports
Institutional Class Shares	10,770	17,817	151,990	202,193
Directors'/Trustees' Fees & Expenses	1,014	10,516	107,981	62,198
CCO Fees	61	693	6,735	4,119
Professional Fees	1,257	14,698	87,817	85,195
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	—	—	89,342
Reflow Fees	—	44,574	1,208,362	267,439
Other	4,148	17,507	1,631	114,037
Total Fund Expenses	191,224	1,560,283	25,897,054	21,024,255
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	30,224	—	11,870,272	227,322
Net Expenses	161,000	1,560,283	14,026,782	20,796,933
Net Investment Income (Loss)	4,126,848	13,708,318	215,805,180	121,069,533
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	1,525,233	(4,795,903)	—	(173,621,049)
Affiliated Investment Companies Shares Sold	(121)	(5,666)	—	(71,908)
Transactions Allocated from Affiliated Investment Company	—	—	(307,176,081)	—
Futures	11,275,806	(558,980)	—	4,576,155
Foreign Currency Transactions	2,525	—	—	—
Forward Currency Contracts	(1,265,427)	—	—	—
In-Kind Redemptions	—	75,458,123	1,568,992,817	705,011,059
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	429,898	74,965,481	—	1,871,012,441
Affiliated Investment Companies Shares	—	—	—	(47,747)
Transactions Allocated from Affiliated Investment Company	—	—	2,005,124,918	—
Futures	(4,052,189)	1,484,559	—	4,638,978
Translation of Foreign Currency-Denominated Amounts	7,688	—	—	—
Forward Currency Contracts.	(874,694)	—	—	—
Net Realized and Unrealized Gain (Loss)	7,048,719	146,547,614	3,266,941,654	2,411,497,929
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,175,567	$160,255,932	$3,482,746,834	$2,532,567,462

*
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.
232

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $117,925, $84,338, $80,951 and $25,237, respectively)	$157,738,876	$233,319,050	$229,529,757	$36,304,769
Dividend Income from Affiliates	14,406,243	18,182,002	15,057,017	1,737,098
Income from Securities Lending, Net	845,419	959,464	1,130,503	114,169
Total Investment Income	172,990,538	252,460,516	245,717,277	38,156,036
Expenses
Investment Management Fees	23,964,528	22,756,531	28,644,939	5,026,697
Accounting Fees	197,505	445,031	423,219	62,734
Custodian Fees	109,808	181,361	177,005	38,616
Transfer Agent Fees
Institutional Class Shares	41,025	93,212	88,220	12,481
Shareholder Servicing Fees
Institutional Class Shares	1,033,225	2,868,699	2,427,212	400,817
Filing Fees
Institutional Class Shares	49,850	124,441	108,489	25,995
Shareholders' Reports
Institutional Class Shares	163,935	138,638	137,274	47,032
Directors'/Trustees' Fees & Expenses	74,562	168,124	182,478	22,377
CCO Fees	4,908	10,854	10,246	1,439
Professional Fees	102,169	233,897	221,070	30,943
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	—	3,639	—
Reflow Fees	479,858	588,842	454,737	122,670
Other	117,678	263,575	235,372	37,245
Total Expenses	26,339,051	27,873,205	33,113,900	5,829,046
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	—	—	888,343	—
Net Expenses	26,339,051	27,873,205	32,225,557	5,829,046
Net Investment Income (Loss)	146,651,487	224,587,311	213,491,720	32,326,990
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(8,008,032)	(60,236,202)	(165,920,348)	(51,953,356)
Affiliated Investment Companies Shares Sold	(100,290)	(188,628)	(168,140)	(16,247)
Futures	3,857,751	(3,612,628)	(2,897,794)	(2,161,865)
In-Kind Redemptions	868,394,927	583,594,746	871,076,509	204,506,791
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,259,673,637	2,549,162,415	2,245,185,858	335,583,299
Affiliated Investment Companies Shares	(67,036)	(7,467)	—	(3,576)
Futures	5,839,479	14,778,029	14,174,603	2,198,365
Net Realized and Unrealized Gain (Loss)	3,129,590,436	3,083,490,265	2,961,450,688	488,153,411
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,276,241,923	$3,308,077,576	$3,174,942,408	$520,480,401
See accompanying Notes to Financial Statements.
233

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	U.S. High Relative Profitability Portfolio	DFA Real Estate Securities Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $127,283, $91,587, $9,293 and $0, respectively)	$96,610,059	$41,525,454	$36,339,324	$113,612,173
Dividend Income from Affiliates	28,606,534	10,235,067	1,424,303	3,953,965
Income from Securities Lending, Net	1,917,541	703,159	61,622	192,908
Total Investment Income	127,134,134	52,463,680	37,825,249	117,759,046
Fund Expenses
Investment Management Fees	21,955,263	13,056,598	5,585,813	5,615,361
Accounting Fees	203,638	85,851	67,594	87,571
Custodian Fees	104,372	58,324	28,748	39,347
Transfer Agent Fees
Institutional Class Shares	42,543	16,857	14,030	17,638
ETF Class Shares	—	1,239	—	—
Shareholder Servicing Fees
Institutional Class Shares	814,733	450,906	470,558	444,694
Filing Fees
Institutional Class Shares	63,285	22,476	39,720	27,895
Shareholders' Reports
Institutional Class Shares	233,377	68,206	64,966	122,369
ETF Class Shares	—	704	—	—
Directors'/Trustees' Fees & Expenses	76,908	30,882	25,686	30,590
CCO Fees	5,035	1,975	1,682	1,880
Professional Fees	105,641	42,376	35,231	42,574
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	37,407	57,911	—
ETF Class Shares	—	13,842	—	—
Reflow Fees	282,334	213,523	48,004	322,679
Organizational/Offering Fees
ETF Class Shares	—	1,555	—	—
Other	125,696	55,185	41,048	54,670
Total Fund Expenses	24,012,825	14,157,906	6,480,991	6,807,268
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	301,142	37,407	13,207	861,591
ETF Class Shares	—	18,355	—	—
Net Expenses	23,711,683	14,102,144	6,467,784	5,945,677
Net Investment Income (Loss)	103,422,451	38,361,536	31,357,465	111,813,369
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(219,917,677)	(109,674,254)	(56,916,412)	(77,019,504)
Affiliated Investment Companies Shares Sold	(108,935)	(45,024)	(24,142)	(50,996)
Futures	2,282,526	3,710,673	4,601,431	2,103,151
In-Kind Redemptions	745,578,698	438,618,024	79,503,193	204,931,694
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,836,962,662	799,003,999	136,530,377	569,037,180
Affiliated Investment Companies Shares	(155,761)	(47,768)	—	—
Futures	11,739,595	(705,359)	3,037,213	2,420,946
Net Realized and Unrealized Gain (Loss)	2,376,381,108	1,130,860,291	166,731,660	701,422,471
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,479,803,559	$1,169,221,827	$198,089,125	$813,235,840
See accompanying Notes to Financial Statements.
234

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,126,848	$10,024,583	$13,708,318	$25,590,494	$215,805,180	$496,838,764
Net Realized Gain (Loss) on:
Investment Securities Sold	1,525,233	(290,408)	(4,795,903)	(28,743,358)	—	—
Affiliated Investment Companies Shares Sold	(121)	288	(5,666)	1,849	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(307,176,081)	(412,427,258)
Futures	11,275,806	28,623,952	(558,980)	(1,020,891)	—	—
Foreign Currency Transactions	2,525	(73,914)	—	—	—	—
Forward Currency Contracts	(1,265,427)	652,954	—	—	—	—
In-Kind Redemptions	—	—	75,458,123	126,983,828	1,568,992,817	3,562,960,589
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	429,898	401,473	74,965,481	253,993,615	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	2,005,124,918	(1,437,217,984)
Futures	(4,052,189)	2,758,700	1,484,559	—	—	—
Translation of Foreign Currency-Denominated Amounts	7,688	(144)	—	—	—	—
Forward Currency Contracts	(874,694)	64,524	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	11,175,567	42,162,008	160,255,932	376,805,537	3,482,746,834	2,210,154,111
Distributions:
Institutional Class Shares	(32,545,567)	(10,618,985)	(11,845,819)	(23,490,312)	(177,004,260)	(455,315,174)
Capital Share Transactions (1):
Shares Issued	7,155,877	37,415,486	208,476,146	684,816,073	3,871,430,929	9,158,558,862
Shares Issued in Lieu of Cash Distributions	32,401,488	10,574,297	10,491,663	20,632,918	161,232,011	413,880,754
Shares Redeemed	(38,556,501)	(62,311,067)	(237,492,032)	(490,892,080)	(6,782,507,250)	(11,809,720,674)
Net Increase (Decrease) from Capital Share Transactions	1,000,864	(14,321,284)	(18,524,223)	214,556,911	(2,749,844,310)	(2,237,281,058)
Total Increase (Decrease) in Net Assets	(20,369,136)	17,221,739	129,885,890	567,872,136	555,898,264	(482,442,121)
Net Assets
Beginning of Period	235,732,336	218,510,597	2,437,300,352	1,869,428,216	24,058,151,868	24,540,593,989
End of Period	$215,363,200	$235,732,336	$2,567,186,242	$2,437,300,352	$24,614,050,132	$24,058,151,868
(1) Shares Issued and Redeemed:
Shares Issued	471,720	2,425,959	5,564,694	20,740,799	67,208,835	178,353,190
Shares Issued in Lieu of Cash Distributions	2,205,025	678,337	291,669	614,927	2,832,027	8,070,435
Shares Redeemed	(2,587,162)	(4,114,523)	(6,333,814)	(14,953,898)	(118,592,585)	(229,170,534)
Net Increase (Decrease) from Shares Issued and Redeemed	89,583	(1,010,227)	(477,451)	6,401,828	(48,551,723)	(42,746,909)

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.
235

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$121,069,533	$241,575,233	$146,651,487	$285,706,627	$224,587,311	$449,606,456
Net Realized Gain (Loss) on:
Investment Securities Sold	(173,621,049)	18,211,080	(8,008,032)	(132,897,360)	(60,236,202)	(1,479,652)
Affiliated Investment Companies Shares Sold	(71,908)	142,956	(100,290)	135,381	(188,628)	196,030
Futures	4,576,155	18,315,881	3,857,751	30,117,036	(3,612,628)	38,614,569
In-Kind Redemptions	705,011,059	1,776,910,374	868,394,927	1,820,523,872	583,594,746	1,896,245,051
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,871,012,441	(1,170,982,560)	2,259,673,637	(1,218,187,810)	2,549,162,415	3,267,263,097
Affiliated Investment Companies Shares	(47,747)	(3,824)	(67,036)	(11,987)	(7,467)	(14,629)
Futures	4,638,978	3,607,772	5,839,479	9,118,938	14,778,029	6,625,555
Net Increase (Decrease) in Net Assets Resulting from Operations	2,532,567,462	887,776,912	3,276,241,923	794,504,697	3,308,077,576	5,657,056,477
Distributions:
Institutional Class Shares	(108,320,423)	(233,082,015)	(134,479,506)	(275,111,650)	(190,819,573)	(414,172,785)
Capital Share Transactions (1):
Shares Issued	2,667,477,859	4,924,856,245	2,327,226,788	5,325,138,298	1,969,925,994	4,757,902,156
Shares Issued in Lieu of Cash Distributions	103,819,134	221,726,844	120,582,066	248,565,635	184,267,494	398,846,517
Shares Redeemed	(2,677,153,481)	(5,830,226,825)	(2,836,188,871)	(6,564,800,379)	(3,050,163,224)	(7,708,400,446)
Net Increase (Decrease) from Capital Share Transactions	94,143,512	(683,643,736)	(388,380,017)	(991,096,446)	(895,969,736)	(2,551,651,773)
Total Increase (Decrease) in Net Assets	2,518,390,551	(28,948,839)	2,753,382,400	(471,703,399)	2,221,288,267	2,691,231,919
Net Assets
Beginning of Period	13,315,428,687	13,344,377,526	15,976,135,524	16,447,838,923	37,972,772,728	35,281,540,809
End of Period	$15,833,819,238	$13,315,428,687	$18,729,517,924	$15,976,135,524	$40,194,060,995	$37,972,772,728
(1) Shares Issued and Redeemed:
Shares Issued	68,613,110	145,864,025	42,638,110	112,529,402	39,174,639	107,530,176
Shares Issued in Lieu of Cash Distributions	2,741,015	6,472,821	2,263,713	5,181,374	3,800,878	8,928,320
Shares Redeemed	(69,282,028)	(171,642,563)	(52,173,887)	(137,231,758)	(60,802,824)	(173,935,998)
Net Increase (Decrease) from Shares Issued and Redeemed	2,072,097	(19,305,717)	(7,272,064)	(19,520,982)	(17,827,307)	(57,477,502)
See accompanying Notes to Financial Statements.
236

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$213,491,720	$424,214,217	$32,326,990	$66,059,675	$103,422,451	$193,419,498
Net Realized Gain (Loss) on:
Investment Securities Sold	(165,920,348)	(42,202,114)	(51,953,356)	(9,610,255)	(219,917,677)	(67,541,507)
Affiliated Investment Companies Shares Sold	(168,140)	184,087	(16,247)	15,943	(108,935)	154,135
Futures	(2,897,794)	37,771,719	(2,161,865)	5,736,762	2,282,526	9,175,887
In-Kind Redemptions	871,076,509	2,989,429,981	204,506,791	688,869,560	745,578,698	1,625,258,046
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,245,185,858	1,796,991,457	335,583,299	(160,949,418)	1,836,962,662	(611,576,372)
Affiliated Investment Companies Shares	—	(24,764)	(3,576)	(490)	(155,761)	(12,228)
Futures	14,174,603	17,273,094	2,198,365	1,568,743	11,739,595	8,361,666
Net Increase (Decrease) in Net Assets Resulting from Operations	3,174,942,408	5,223,637,677	520,480,401	591,690,520	2,479,803,559	1,157,239,125
Distributions:
Institutional Class Shares	(181,583,238)	(393,201,485)	(27,920,068)	(62,006,000)	(89,366,746)	(182,841,225)
Capital Share Transactions (1):
Shares Issued	2,268,646,015	5,949,674,014	561,201,048	1,445,762,279	2,353,858,029	4,757,923,746
Shares Issued in Lieu of Cash Distributions	178,639,772	386,638,975	27,219,244	60,052,740	83,327,994	171,752,409
Shares Redeemed	(3,444,555,464)	(9,147,136,079)	(707,714,290)	(1,956,144,862)	(2,652,692,404)	(5,368,854,205)
Net Increase (Decrease) from Capital Share Transactions	(997,269,677)	(2,810,823,090)	(119,293,998)	(450,329,843)	(215,506,381)	(439,178,050)
Total Increase (Decrease) in Net Assets	1,996,089,493	2,019,613,102	373,266,335	79,354,677	2,174,930,432	535,219,850
Net Assets
Beginning of Period	35,754,108,661	33,734,495,559	4,942,330,631	4,862,975,954	16,748,867,677	16,213,647,827
End of Period	$37,750,198,154	$35,754,108,661	$5,315,596,966	$4,942,330,631	$18,923,798,109	$16,748,867,677
(1) Shares Issued and Redeemed:
Shares Issued	50,517,099	149,032,786	17,920,858	52,302,991	43,179,365	98,398,926
Shares Issued in Lieu of Cash Distributions	4,120,671	9,703,734	897,492	2,147,588	1,577,209	3,507,779
Shares Redeemed	(76,700,766)	(227,907,787)	(22,714,132)	(70,687,170)	(48,640,338)	(110,601,748)
Net Increase (Decrease) from Shares Issued and Redeemed	(22,062,996)	(69,171,267)	(3,895,782)	(16,236,591)	(3,883,764)	(8,695,043)
See accompanying Notes to Financial Statements.
237

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$38,361,536	$73,387,533	$31,357,465	$64,771,365	$111,813,369	$216,207,624
Net Realized Gain (Loss) on:
Investment Securities Sold	(109,674,254)	(12,072,986)	(56,916,412)	(72,605,127)	(77,019,504)	(19,387,339)
Affiliated Investment Companies Shares Sold	(45,024)	64,913	(24,142)	15,160	(50,996)	5,021
Futures	3,710,673	5,414,217	4,601,431	5,974,517	2,103,151	10,862,580
In-Kind Redemptions	438,618,024	1,799,330,640	79,503,193	485,360,976	204,931,694	476,197,520
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	799,003,999	(1,290,590,376)	136,530,377	225,210,197	569,037,180	(912,934,442)
Affiliated Investment Companies Shares	(47,768)	(8,684)	—	—	—	(393)
Futures	(705,359)	2,982,242	3,037,213	664,218	2,420,946	944,446
Net Increase (Decrease) in Net Assets Resulting from Operations	1,169,221,827	578,507,499	198,089,125	709,391,306	813,235,840	(228,104,983)
Distributions:
Institutional Class Shares	(29,065,287)	(71,300,329)	(28,205,106)	(60,345,265)	(147,418,917)	(178,500,204)
Capital Share Transactions (1):
Shares Issued	913,477,037	2,907,153,672	941,231,379	1,499,902,661	770,726,769	1,648,342,099
Shares Issued in Lieu of Cash Distributions	25,675,703	64,093,670	27,793,029	59,415,687	142,675,061	172,441,031
Shares Redeemed	(1,216,950,216)	(4,256,757,903)	(593,986,093)	(1,941,970,077)	(1,278,984,528)	(2,242,044,129)
Net Increase (Decrease) from Capital Share Transactions	(277,797,476)	(1,285,510,561)	375,038,315	(382,651,729)	(365,582,698)	(421,260,999)
Total Increase (Decrease) in Net Assets	862,359,064	(778,303,391)	544,922,334	266,394	300,234,225	(827,866,186)
Net Assets
Beginning of Period	6,606,775,223	7,385,078,614	5,552,952,474	5,286,558	6,650,956,223	7,478,822,409
End of Period	$7,469,134,287	$6,606,775,223	$6,097,874,808	$5,552,952	$6,951,190,448	$6,650,956,223
(1) Shares Issued and Redeemed:
Shares Issued	25,872,279	101,470,385	34,681,733	59,683,158	18,534,663	40,397,122
Shares Issued in Lieu of Cash Distributions	800,767	2,222,934	1,049,558	2,350,360	3,595,316	4,138,594
Shares Redeemed	(36,232,777)	(148,146,598)	(21,676,205)	(76,703,882)	(30,813,436)	(54,761,957)
Net Increase (Decrease) from Shares Issued and Redeemed	(9,559,731)	(44,453,279)	14,055,086	(14,670,364)	(8,683,457)	(10,226,241)
See accompanying Notes to Financial Statements.
238

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$17.09	$14.76	$11.06	$10.36	$18.53	$14.06
Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.67	0.54	0.33	0.15	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	0.51	2.36	3.67	0.68	(2.48)	5.49
Total from Investment Operations	0.80	3.03	4.21	1.01	(2.33)	5.59
Less Distributions:
Net Investment Income	(0.39)	(0.69)	(0.51)	(0.31)	(0.11)	(0.13)
Net Realized Gains	(1.99)	(0.01)	—	—	(5.73)	(0.99)
Total Distributions	(2.38)	(0.70)	(0.51)	(0.31)	(5.84)	(1.12)
Net Asset Value, End of Period	$15.51	$17.09	$14.76	$11.06	$10.36	$18.53
Total Return	5.52%(B)	21.07%	38.62%	9.77%	(19.24%)	41.82%
Net Assets, End of Period (thousands)	$215,363	$235,732	$218,511	$196,372	$258,641	$426,867
Ratio of Expenses to Average Net Assets	0.15%(C)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.18%(C)	0.18%	0.18%	0.19%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.84%(C)	4.38%	4.01%	3.02%	1.26%	0.59%
Portfolio Turnover Rate	41%(B)	86%	49%	19%	118%	70%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
239

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Large Cap Equity Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$37.22	$31.64	$24.03	$23.10	$28.11	$20.01
Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.40	0.39	0.38	0.37	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.24	5.55	8.54	1.62	(4.19)	8.11
Total from Investment Operations	2.45	5.95	8.93	2.00	(3.82)	8.44
Less Distributions:
Net Investment Income	(0.18)	(0.37)	(0.36)	(0.34)	(0.34)	(0.34)
Net Realized Gains	—	—	(0.96)	(0.73)	(0.85)	—
Total Distributions	(0.18)	(0.37)	(1.32)	(1.07)	(1.19)	(0.34)
Net Asset Value, End of Period	$39.49	$37.22	$31.64	$24.03	$23.10	$28.11
Total Return	6.64%(B)	18.94%	38.22%	8.83%	(14.12%)	42.42%
Net Assets, End of Period (thousands)	$2,567,186	$2,437,300	$1,869,428	$1,546,941	$1,613,798	$2,200,814
Ratio of Expenses to Average Net Assets	0.13%(C)	0.13%	0.14%	0.13%	0.13%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.13%(C)	0.13%	0.14%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.13%(C)	1.20%	1.35%	1.56%	1.45%	1.32%
Portfolio Turnover Rate	3%(B)	8%	12%	8%	7%	7%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
240

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$54.07	$50.32	$40.06	$42.28	$45.91	$31.40
Income from Investment Operations (A)
Net Investment Income (Loss)	0.52	1.06	1.00	0.96	0.91	0.76
Net Gains (Losses) on Securities (Realized and Unrealized)	7.94	3.66	10.91	(1.27)	(2.50)	14.46
Total from Investment Operations	8.46	4.72	11.91	(0.31)	(1.59)	15.22
Less Distributions:
Net Investment Income	(0.43)	(0.97)	(0.91)	(0.87)	(0.82)	(0.71)
Net Realized Gains	—	—	(0.74)	(1.04)	(1.22)	—
Total Distributions	(0.43)	(0.97)	(1.65)	(1.91)	(2.04)	(0.71)
Net Asset Value, End of Period	$62.10	$54.07	$50.32	$40.06	$42.28	$45.91
Total Return	15.73%(B)	9.51%	30.21%	(0.89%)	(3.54%)	48.68%
Net Assets, End of Period (thousands)	$24,614,050	$24,058,152	$24,540,594	$21,162,196	$23,294,887	$25,309,703
Ratio of Expenses to Average Net Assets (D)	0.22%(C)	0.22%	0.23%	0.22%	0.21%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.32%(C)	0.32%	0.33%	0.32%	0.31%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.82%(C)	2.07%	2.13%	2.27%	2.09%	1.80%
Portfolio Turnover Rate	6%(B)	8%	9%	13%	10%	10%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
241

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$35.32	$33.68	$26.76	$28.74	$31.61	$18.57
Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.63	0.51	0.47	0.43	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	6.42	1.62	7.16	(0.97)	(0.87)	13.02
Total from Investment Operations	6.74	2.25	7.67	(0.50)	(0.44)	13.48
Less Distributions:
Net Investment Income	(0.29)	(0.61)	(0.49)	(0.44)	(0.40)	(0.44)
Net Realized Gains	—	—	(0.26)	(1.04)	(2.03)	—
Total Distributions	(0.29)	(0.61)	(0.75)	(1.48)	(2.43)	(0.44)
Net Asset Value, End of Period	$41.77	$35.32	$33.68	$26.76	$28.74	$31.61
Total Return	19.17%(B)	6.74%	28.86%	(1.90%)	(1.39%)	72.95%
Net Assets, End of Period (thousands)	$15,833,819	$13,315,429	$13,344,378	$11,037,115	$11,746,736	$12,591,768
Ratio of Expenses to Average Net Assets	0.29%(C)	0.29%	0.29%	0.30%	0.30%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.29%(C)	0.30%	0.30%	0.30%	0.30%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.69%(C)	1.83%	1.60%	1.64%	1.47%	1.65%
Portfolio Turnover Rate	7%(B)	10%	7%	20%	18%	13%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
242

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$49.33	$47.90	$38.23	$42.01	$46.33	$27.34
Income from Investment Operations (A)
Net Investment Income (Loss)	0.46	0.86	0.75	0.72	0.68	0.80
Net Gains (Losses) on Securities (Realized and Unrealized)	9.78	1.40	10.59	(1.68)	(0.47)	18.98
Total from Investment Operations	10.24	2.26	11.34	(0.96)	0.21	19.78
Less Distributions:
Net Investment Income	(0.42)	(0.83)	(0.71)	(0.69)	(0.67)	(0.79)
Net Realized Gains	—	—	(0.96)	(2.13)	(3.86)	—
Total Distributions	(0.42)	(0.83)	(1.67)	(2.82)	(4.53)	(0.79)
Net Asset Value, End of Period	$59.15	$49.33	$47.90	$38.23	$42.01	$46.33
Total Return	20.86%(B)	4.79%	30.08%	(2.49%)	0.58%	73.01%
Net Assets, End of Period (thousands)	$18,729,518	$15,976,136	$16,447,839	$12,916,598	$14,344,438	$15,145,347
Ratio of Expenses to Average Net Assets	0.31%(C)	0.31%	0.31%	0.31%	0.33%	0.42%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.31%(C)	0.31%	0.31%	0.31%	0.33%	0.42%
Ratio of Net Investment Income to Average Net Assets	1.71%(C)	1.80%	1.64%	1.77%	1.62%	1.94%
Portfolio Turnover Rate	6%(B)	7%	12%	25%	23%	22%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
243

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$49.06	$42.43	$31.51	$30.70	$36.25	$25.24
Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.56	0.54	0.52	0.49	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	4.05	6.59	10.91	1.51	(4.65)	10.99
Total from Investment Operations	4.34	7.15	11.45	2.03	(4.16)	11.43
Less Distributions:
Net Investment Income	(0.25)	(0.52)	(0.53)	(0.47)	(0.45)	(0.42)
Net Realized Gains	—	—	—	(0.75)	(0.94)	—
Total Distributions	(0.25)	(0.52)	(0.53)	(1.22)	(1.39)	(0.42)
Net Asset Value, End of Period	$53.15	$49.06	$42.43	$31.51	$30.70	$36.25
Total Return	8.90%(B)	16.98%	36.48%	6.69%	(11.85%)	45.50%
Net Assets, End of Period (thousands)	$40,194,061	$37,972,773	$35,281,541	$28,100,325	$28,055,282	$33,385,041
Ratio of Expenses to Average Net Assets	0.15%(C)	0.15%	0.15%	0.15%	0.14%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.15%(C)	0.15%	0.15%	0.15%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.18%(C)	1.26%	1.40%	1.61%	1.48%	1.34%
Portfolio Turnover Rate	1%(B)	2%	6%	8%	5%	4%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
244

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$43.65	$37.98	$28.36	$28.01	$33.16	$22.79
Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.50	0.48	0.45	0.42	0.39
Net Gains (Losses) on Securities (Realized and Unrealized)	3.68	5.63	9.72	1.11	(3.98)	10.35
Total from Investment Operations	3.94	6.13	10.20	1.56	(3.56)	10.74
Less Distributions:
Net Investment Income	(0.23)	(0.46)	(0.45)	(0.42)	(0.39)	(0.37)
Net Realized Gains	—	—	(0.13)	(0.79)	(1.20)	—
Total Distributions	(0.23)	(0.46)	(0.58)	(1.21)	(1.59)	(0.37)
Net Asset Value, End of Period	$47.36	$43.65	$37.98	$28.36	$28.01	$33.16
Total Return	9.06%(B)	16.27%	36.20%	5.64%	(11.19%)	47.35%
Net Assets, End of Period (thousands)	$37,750,198	$35,754,109	$33,734,496	$27,933,640	$29,273,947	$35,148,897
Ratio of Expenses to Average Net Assets	0.18%(C)	0.18%	0.18%	0.19%	0.18%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.18%(C)	0.19%	0.19%	0.19%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.19%(C)	1.26%	1.39%	1.57%	1.41%	1.29%
Portfolio Turnover Rate	2%(B)	5%	8%	7%	5%	5%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
245

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Vector Equity Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$30.07	$26.92	$21.12	$22.25	$26.02	$17.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.20	0.38	0.37	0.36	0.35	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	3.02	3.13	6.25	(0.42)	(2.17)	9.00
Total from Investment Operations	3.22	3.51	6.62	(0.06)	(1.82)	9.31
Less Distributions:
Net Investment Income	(0.17)	(0.36)	(0.35)	(0.34)	(0.32)	(0.29)
Net Realized Gains	—	—	(0.47)	(0.73)	(1.63)	—
Total Distributions	(0.17)	(0.36)	(0.82)	(1.07)	(1.95)	(0.29)
Net Asset Value, End of Period	$33.12	$30.07	$26.92	$21.12	$22.25	$26.02
Total Return	10.77%(B)	13.15%	31.81%	(0.41%)	(7.42%)	54.98%
Net Assets, End of Period (thousands)	$5,315,597	$4,942,331	$4,862,976	$4,073,726	$4,425,060	$5,182,775
Ratio of Expenses to Average Net Assets	0.23%(C)	0.25%	0.29%	0.28%	0.28%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.23%(C)	0.25%	0.29%	0.28%	0.28%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.29%(C)	1.37%	1.48%	1.64%	1.49%	1.31%
Portfolio Turnover Rate	3%(B)	9%	11%	11%	10%	10%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
246

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$51.00	$48.09	$37.47	$41.06	$48.50	$31.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.58	0.56	0.53	0.48	0.50
Net Gains (Losses) on Securities (Realized and Unrealized)	7.26	2.88	11.17	(2.06)	(4.93)	17.50
Total from Investment Operations	7.58	3.46	11.73	(1.53)	(4.45)	18.00
Less Distributions:
Net Investment Income	(0.27)	(0.55)	(0.53)	(0.50)	(0.45)	(0.50)
Net Realized Gains	—	—	(0.58)	(1.56)	(2.54)	—
Total Distributions	(0.27)	(0.55)	(1.11)	(2.06)	(2.99)	(0.50)
Net Asset Value, End of Period	$58.31	$51.00	$48.09	$37.47	$41.06	$48.50
Total Return	14.92%(B)	7.25%	31.65%	(3.96%)	(9.62%)	58.30%
Net Assets, End of Period (thousands)	$18,923,798	$16,748,868	$16,213,648	$12,747,820	$13,883,602	$16,747,405
Ratio of Expenses to Average Net Assets	0.27%(C)	0.27%	0.27%	0.28%	0.29%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.27%(C)	0.28%	0.28%	0.28%	0.29%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.18%(C)	1.19%	1.23%	1.31%	1.12%	1.13%
Portfolio Turnover Rate	4%(B)	5%	6%	20%	13%	12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
247

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$30.50	$28.29	$22.14	$24.45	$29.55	$18.19
Income from Investment Operations
Net Investment Income (Loss) (A)	0.18	0.31	0.31	0.29	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	5.02	2.20	6.51	(1.39)	(2.41)	11.37
Total from Investment Operations	5.20	2.51	6.82	(1.10)	(2.14)	11.61
Less Distributions:
Net Investment Income	(0.14)	(0.30)	(0.29)	(0.28)	(0.26)	(0.25)
Net Realized Gains	—	—	(0.38)	(0.93)	(2.70)	—
Total Distributions	(0.14)	(0.30)	(0.67)	(1.21)	(2.96)	(0.25)
Net Asset Value, End of Period	$35.89	$30.50	$28.29	$22.14	$24.45	$29.55
Total Return	18.18%(B)	8.95%	31.12%	(4.74%)	(7.93%)	64.00%
Net Assets, End of Period (thousands)	$7,361,647	$6,606,775	$7,385,079	$6,023,413	$6,475,434	$7,453,865
Ratio of Expenses to Average Net Assets	0.41%(C)	0.42%	0.41%	0.41%	0.41%	0.46%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.41%(C)	0.42%	0.41%	0.41%	0.41%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.12%(C)	1.07%	1.17%	1.22%	1.08%	0.90%
Portfolio Turnover Rate	7%(B)(E)	7%	9%	22%	22%	20%
See accompanying Notes to Financial Statements.
248

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

U.S. Micro Cap Portfolio -ETF Class Shares
Period Mar 20, 2026Ʊ to Apr 30, 2026
(Unaudited)
Net Asset Value, Beginning of Period	$50.00
Income from Investment Operations
Net Investment Income (Loss) (A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	5.81
Total from Investment Operations	5.84
Net Asset Value, End of Period	$55.84
Total Return	11.67%(B)
Net Assets, End of Period (thousands)	$107,487
Ratio of Expenses to Average Net Assets	0.41%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.61%(C)
Ratio of Net Investment Income to Average Net Assets	0.67%(C)
Portfolio Turnover Rate	7%(B)(E)
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
249

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$27.35	$24.28	$18.07	$17.23	$19.51	$14.61
Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.31	0.32	0.32	0.29	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	0.72	3.05	6.19	1.17	(1.91)	4.89
Total from Investment Operations	0.87	3.36	6.51	1.49	(1.62)	5.15
Less Distributions:
Net Investment Income	(0.13)	(0.29)	(0.30)	(0.30)	(0.27)	(0.25)
Net Realized Gains	—	—	—	(0.35)	(0.39)	—
Total Distributions	(0.13)	(0.29)	(0.30)	(0.65)	(0.66)	(0.25)
Net Asset Value, End of Period	$28.09	$27.35	$24.28	$18.07	$17.23	$19.51
Total Return	3.21%(B)	13.93%	36.16%	8.67%	(8.55%)	35.42%
Net Assets, End of Period (thousands)	$6,097,875	$5,552,952	$5,286,558	$4,374,113	$4,662,298	$5,835,637
Ratio of Expenses to Average Net Assets	0.22%(C)	0.22%	0.23%	0.23%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22%(C)	0.23%	0.23%	0.23%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	1.07%(C)	1.21%	1.45%	1.78%	1.61%	1.46%
Portfolio Turnover Rate	4%(B)	11%	13%	12%	20%	12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
250

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$40.43	$42.80	$33.10	$38.39	$48.90	$34.21
Income from Investment Operations (A)
Net Investment Income (Loss)	0.69	1.26	1.30	1.26	0.89	0.90
Net Gains (Losses) on Securities (Realized and Unrealized)	4.40	(2.59)	9.87	(4.00)	(10.10)	14.86
Total from Investment Operations	5.09	(1.33)	11.17	(2.74)	(9.21)	15.76
Less Distributions:
Net Investment Income	(0.91)	(1.04)	(1.30)	(1.22)	(0.79)	(0.95)
Net Realized Gains	—	—	(0.17)	(1.33)	(0.51)	(0.12)
Total Distributions	(0.91)	(1.04)	(1.47)	(2.55)	(1.30)	(1.07)
Net Asset Value, End of Period	$44.61	$40.43	$42.80	$33.10	$38.39	$48.90
Total Return	12.88%(B)	(3.16%)	34.33%	(7.83%)	(19.38%)	47.01%
Net Assets, End of Period (thousands)	$6,951,190	$6,650,956	$7,478,822	$6,342,029	$8,068,926	$11,215,098
Ratio of Expenses to Average Net Assets	0.18%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.21%(C)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.39%(C)	3.09%	3.34%	3.39%	1.96%	2.12%
Portfolio Turnover Rate	3%(B)	6%	4%	3%	3%	5%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
251

252

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of April 30, 2026, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
U.S. Micro Cap Portfolio offers both mutual fund share classes (“Institutional Class”) and an exchange-traded share class that operates as an ETF (“ETF Class”). Under this structure, the ETF Class shares are listed and traded on the NYSE, a national securities exchange, and are generally bought and sold at market-determined prices, whereas the mutual fund share classes are purchased and redeemed at the Portfolio's net asset value (“NAV”) next determined after receipt of the order. Market prices for the ETF Class may be different from their NAV. The ETF Class shares are issued and redeemed on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, ETF Class shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. ETF Class shares may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Portfolio's distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem ETF Class shares directly from the Portfolio.
Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund”) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2026, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:
Feeder Fund	Master Fund	Percentage Ownership 04/30/26
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	85%
U.S. Large Cap Value Portfolio III	The U.S. Large Cap Value Series	15%
To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.
The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and
253

liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter (“OTC”) securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange. These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund's investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy. The notes to the Series' financial statements included elsewhere in this report provide information about the Series' valuation policy and their period-end security valuations.
254

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.
The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Security Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of
255

investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Organizational costs are expensed during the fiscal year of inception of the Portfolios.
Distributions to shareholders are recorded on the ex-dividend date. The Portfolios intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if there are any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.
The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
5. Other: Expenses directly attributable to a Portfolio are directly charged. Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios. Institutional Class shares and ETF Class shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on methods approved by the Board, generally based on average net assets. Each class will bear its own class-specific expenses, if any.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the six months ended April 30, 2026, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.27%
U.S. Small Cap Value Portfolio	0.28%
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.20%
U.S. Small Cap Portfolio	0.25%
U.S. Micro Cap Portfolio	0.38%
U.S. High Relative Profitability Portfolio	0.19%
DFA Real Estate Securities Portfolio	0.17%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2027, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee
256

Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the six months ended April 30, 2026, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a non-feeder Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	—	$30,224
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	11,870,272
U.S. Targeted Value Portfolio (1)	0.29%	—	$89,342	227,322
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.18%	—	3,639	888,343
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—
U.S. Small Cap Portfolio (1)	0.27%	—	—	301,142
U.S. Micro Cap Portfolio (1)	0.41%	—	37,407	37,407
U.S. High Relative Profitability Portfolio (3)	0.22%	—	57,911	13,207
DFA Real Estate Securities Portfolio (1)	0.18%	—	—	861,591
ETF Class Shares
U.S. Micro Cap Portfolio (1)	0.41%	—	13,842	18,355

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses of a class of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies)
(“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the  total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the
Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to the rate listed above as a percentage of the average net assets of a class of the
Portfolio on an annualized basis (the "Permanent Fee Waiver").

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and the Short Term Series, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).
Prior to February 28, 2025, the Expense Limitation Amount for the U.S. High Relative Profitability Portfolio was 0.25%.

257

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
Enhanced U.S. Large Company Portfolio	$45,825	$68,761	$59,503	$30,225	$204,314
U.S. Targeted Value Portfolio	—	479,932	1,040,533	227,322	1,747,787
U.S. Core Equity 2 Portfolio	—	2,777,739	2,870,276	888,343	6,536,358
U.S. Small Cap Portfolio	—	749,115	1,233,631	301,142	2,283,888
U.S. Micro Cap Portfolio ETF Class Shares	—	—	—	4,513	4,513
U.S. High Relative Profitability Portfolio	—	—	220,052	13,207	233,259
DFA Real Estate Securities Portfolio	1,082,567	1,524,625	1,794,012	861,591	5,262,795

Distribution:
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the ETF Class shares. The Distributor does not maintain any secondary market in the ETF Class shares. No compensation is paid by the ETF Class shares to the Distributor under the distribution agreement.
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amount paid by the Fund to the CCO was $125,316.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
Enhanced U.S. Large Company Portfolio	$4,486
U.S. Large Cap Equity Portfolio	10,347
U.S. Large Cap Value Portfolio	243,166
U.S. Targeted Value Portfolio	90,160
U.S. Small Cap Value Portfolio	215,959
U.S. Core Equity 1 Portfolio	174,530
U.S. Core Equity 2 Portfolio	182,046
U.S. Vector Equity Portfolio	51,737
U.S. Small Cap Portfolio	158,228
U.S. Micro Cap Portfolio	95,463
U.S. High Relative Profitability Portfolio	27,079
DFA Real Estate Securities Portfolio	67,978

258

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolios' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Domestic Equity Portfolios other than the Enhanced U.S. Large Company Portfolio), were as follows:
	U.S. Government Securities	Other Investment Securities
	Purchases	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$13,444,268	$84,785,018	$49,217,678
U.S. Large Cap Equity Portfolio	—	130,400,853	63,523,407
U.S. Targeted Value Portfolio	—	2,281,604,542	1,013,587,778
U.S. Small Cap Value Portfolio	—	2,089,670,250	967,295,981
U.S. Core Equity 1 Portfolio	—	275,276,663	468,907,674
U.S. Core Equity 2 Portfolio	—	768,923,076	720,101,394
U.S. Vector Equity Portfolio	—	343,871,892	172,377,153
U.S. Small Cap Portfolio	—	1,708,504,662	697,704,084
U.S. Micro Cap Portfolio	—	851,882,168	452,374,900
U.S. High Relative Profitability Portfolio	—	811,550,434	253,794,577
DFA Real Estate Securities Portfolio	—	180,629,526	186,658,880

In-kind transactions for the period ended April 30, 2026 were as follows:
	Purchases	Sales
U.S. Micro Cap Portfolio	37,030,456	101,147,515

There were no purchases or sales of long-term U.S. government securities by the Portfolios other than the Enhanced U.S. Large Company Portfolio.

For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$1,537,954	$36,439,552	$33,870,296	$(121)	—	$4,107,089	355,131	$27,605	—
Total	$1,537,954	$36,439,552	$33,870,296	$(121)	—	$4,107,089		$27,605	—
259

	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$14,426,996	$146,184,109	$145,160,378	$(5,666)	—	$15,445,061	1,335,500	$319,589	—
Total	$14,426,996	$146,184,109	$145,160,378	$(5,666)	—	$15,445,061		$319,589	—
U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$525,266,574	$1,695,368,440	$1,452,365,954	$(71,908)	$(47,747)	$768,149,405	66,420,182	$11,667,350	—
Total	$525,266,574	$1,695,368,440	$1,452,365,954	$(71,908)	$(47,747)	$768,149,405		$11,667,350	—
U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$681,676,915	$2,054,526,376	$1,841,103,469	$(100,290)	$(67,036)	$894,932,496	77,382,836	$14,406,243	—
Total	$681,676,915	$2,054,526,376	$1,841,103,469	$(100,290)	$(67,036)	$894,932,496		$14,406,243	—
U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$943,286,204	$3,683,532,331	$3,593,441,830	$(188,628)	$(7,467)	$1,033,180,610	89,336,845	$18,182,002	—
Total	$943,286,204	$3,683,532,331	$3,593,441,830	$(188,628)	$(7,467)	$1,033,180,610		$18,182,002	—
U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$609,855,959	$2,755,612,118	$2,507,701,103	$(168,140)	—	$857,598,834	74,154,676	$15,057,017	—
Total	$609,855,959	$2,755,612,118	$2,507,701,103	$(168,140)	—	$857,598,834		$15,057,017	—
U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$87,172,474	$271,101,917	$254,313,595	$(16,247)	$(3,576)	$103,940,973	8,987,546	$1,737,098	—
Total	$87,172,474	$271,101,917	$254,313,595	$(16,247)	$(3,576)	$103,940,973		$1,737,098	—
260

	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$1,479,863,111	$2,387,061,338	$2,129,619,317	$(108,935)	$(155,761)	$1,737,040,436	150,198,049	$28,606,534	—
Total	$1,479,863,111	$2,387,061,338	$2,129,619,317	$(108,935)	$(155,761)	$1,737,040,436		$28,606,534	—
U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$542,960,738	$838,251,150	$847,031,760	$(45,024)	$(47,768)	$534,087,336	46,181,352	$10,235,067	—
Total	$542,960,738	$838,251,150	$847,031,760	$(45,024)	$(47,768)	$534,087,336		$10,235,067	—
U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$66,476,435	$802,006,157	$800,765,484	$(24,142)	—	$67,692,966	5,853,261	$1,424,303	—
Total	$66,476,435	$802,006,157	$800,765,484	$(24,142)	—	$67,692,966		$1,424,303	—
DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$309,065,992	$1,240,882,388	$1,230,386,587	$(50,996)	—	$319,510,797	27,627,393	$3,953,965	—
Total	$309,065,992	$1,240,882,388	$1,230,386,587	$(50,996)	—	$319,510,797		$3,953,965	—
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of realized gains on securities considered to be passive foreign investment companies, non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of
261

shares as part of the dividends paid deduction for income tax purposes, redemption in-kind transactions, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio
2024	$8,394,610	—	$8,394,610
2025	10,420,921	$198,064	10,618,985
U.S. Large Cap Equity Portfolio
2024	22,280,573	60,514,869	82,795,442
2025	23,490,312	—	23,490,312
U.S. Large Cap Value Portfolio
2024	461,652,125	387,137,587	848,789,712
2025	455,315,174	—	455,315,174
U.S. Targeted Value Portfolio
2024	194,951,850	107,197,563	302,149,413
2025	233,082,015	—	233,082,015
U.S. Small Cap Value Portfolio
2024	239,921,108	321,806,683	561,727,791
2025	275,111,650	—	275,111,650
U.S. Core Equity 1 Portfolio
2024	452,134,832	—	452,134,832
2025	414,172,785	—	414,172,785
U.S. Core Equity 2 Portfolio
2024	417,322,413	128,872,868	546,195,281
2025	393,201,485	—	393,201,485
U.S. Vector Equity Portfolio
2024	66,001,568	89,728,671	155,730,239
2025	62,006,000	—	62,006,000
U.S. Small Cap Portfolio
2024	180,087,336	195,629,805	375,717,141
2025	182,841,225	—	182,841,225
U.S. Micro Cap Portfolio - Institutional Class Shares
2024	77,556,643	101,539,176	179,095,819
2025	71,300,329	—	71,300,329
U.S. High Relative Profitability Portfolio
2024	68,460,691	—	68,460,691
2025	60,345,265	—	60,345,265
DFA Real Estate Securities Portfolio
2024	238,501,706	25,864,101	264,365,807
2025	178,500,204	—	178,500,204

262

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$13,135,345	$16,867,244	—	$297,921	$30,300,510
U.S. Large Cap Equity Portfolio	—	—	$(29,806,476)	1,334,491,635	1,304,685,159
U.S. Large Cap Value Portfolio	—	—	(542,236,399)	7,631,358,529	7,089,122,130
U.S. Targeted Value Portfolio	—	—	(159,764,937)	2,777,738,658	2,617,973,721
U.S. Small Cap Value Portfolio	—	—	(93,484,910)	2,989,423,807	2,895,938,897
U.S. Core Equity 1 Portfolio	—	—	(167,954,972)	26,855,736,030	26,687,781,058
U.S. Core Equity 2 Portfolio	—	—	—	22,570,871,895	22,570,871,895
U.S. Vector Equity Portfolio	—	—	(56,953,871)	1,838,980,278	1,782,026,407
U.S. Small Cap Portfolio	—	—	(114,753,801)	5,850,326,717	5,735,572,916
U.S. Micro Cap Portfolio	38,199	—	(17,060,575)	2,187,888,448	2,170,866,072
U.S. High Relative Profitability Portfolio	—	—	(96,539,210)	2,157,986,531	2,061,447,321
DFA Real Estate Securities Portfolio	66,481,802	—	(13,315,810)	2,363,192,744	2,416,358,736
For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
U.S. Large Cap Equity Portfolio	$29,806,476
U.S. Large Cap Value Portfolio	542,236,399
U.S. Targeted Value Portfolio	159,764,937
U.S. Small Cap Value Portfolio	93,484,910
U.S. Core Equity 1 Portfolio	167,954,972
U.S. Vector Equity Portfolio	56,953,871
U.S. Small Cap Portfolio	114,753,801
U.S. Micro Cap Portfolio	17,060,575
U.S. High Relative Profitability Portfolio	96,539,210
DFA Real Estate Securities Portfolio	13,315,810
During the year ended October 31, 2025, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
U.S. Targeted Value Portfolio	$38,563,342
U.S. Core Equity 1 Portfolio	42,001,022
263

As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$227,808,218	$1,078,921	$(789,448)	$289,473
U.S. Large Cap Equity Portfolio	1,170,978,359	1,420,846,809	(9,626,761)	1,411,220,048
U.S. Large Cap Value Portfolio	14,898,348,923	9,705,774,916	—	9,705,774,916
U.S. Targeted Value Portfolio	11,934,424,106	5,241,521,809	(576,223,871)	4,665,297,938
U.S. Small Cap Value Portfolio	14,360,295,663	6,013,542,322	(766,735,486)	5,246,806,836
U.S. Core Equity 1 Portfolio	11,800,653,446	29,460,851,293	(74,711,443)	29,386,139,850
U.S. Core Equity 2 Portfolio	13,773,211,681	24,912,959,728	(113,290,196)	24,799,669,532
U.S. Vector Equity Portfolio	3,243,009,829	2,258,638,282	(85,342,559)	2,173,295,723
U.S. Small Cap Portfolio	12,984,742,851	8,230,232,594	(554,119,924)	7,676,112,670
U.S. Micro Cap Portfolio	5,014,825,011	3,255,089,570	(264,977,567)	2,990,112,003
U.S. High Relative Profitability Portfolio	3,866,273,548	2,425,592,221	(130,886,331)	2,294,705,890
DFA Real Estate Securities Portfolio	4,411,859,640	3,023,937,911	(129,001,209)	2,894,936,702
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Portfolios recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Capital Share Transactions:
ETF Class shares are issued and redeemed solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Portfolio are not redeemable. Transactions in each Portfolio's ETF Class share are disclosed in detail in Capital Shares Transactions table below.
The consideration for the purchase of Creation Units of an ETF Class share generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Portfolio's specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Portfolio the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the ETF class shares.
Such transaction fees are treated as increases in capital and are included in the Capital Shares Transactions table below.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the Statements of Assets and Liabilities.
264

When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the ETF Class shares (in the case of a redemption-in-kind), or is required by the Portfolio, prior to settlement, to accommodate the trading of foreign securities in local markets, the Portfolio may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized Participant agreement. Daily market fluctuations could cause the value of the missing securities or ETF Class shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Portfolio records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF Capital Activity - ETF Class Shares” on the Statements of Assets and Liabilities. A shareholder holding Institutional Class shares of a Portfolio may convert those shares to ETF Class shares issued by the same Portfolio to the extent supported by the shareholder's financial intermediary. A conversion from Institutional Class shares to ETF Class shares of a Portfolio will be processed at the relative NAVs of the respective share classes at the time of conversion.
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(Unaudited)
	Amount	Shares	Amount	Shares
U.S. Micro Cap Portfolio
Institutional Class Shares
Shares Issued	$713,592,439	22,122,279	$2,907,153,672	101,470,385
Shares Issued in Lieu of Cash Distributions	25,675,703	800,767	64,093,670	(2,222,934)
Shares Redeemed	(1,115,875,329)	(34,407,777)	(4,256,757,903)	(148,146,598)
Net Increase (Decrease) — Institutional Class Shares	$(376,607,187)	(11,484,731)	$(1,285,510,561)	(44,453,279)
ETF Class Shares
Shares Issued	$199,884,598	3,750,000	—	—
Shares Redeemed	(101,074,887)	(1,825,000)	—	—
Net Increase (Decrease) — ETF Class Shares	$98,809,711	1,925,000	—	—
H. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through the Feeder Fund's investments in its corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts in an attempt to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward
265

currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon in an attempt to hedge against securities prices or as part of its overall investment strategy Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$68,995,698	$214,625,623
U.S. Large Cap Equity Portfolio	—	14,720,696
U.S. Targeted Value Portfolio	—	131,143,745
U.S. Small Cap Value Portfolio	—	173,019,324
U.S. Core Equity 1 Portfolio	—	325,004,232
U.S. Core Equity 2 Portfolio	—	329,828,573
U.S. Vector Equity Portfolio	—	39,732,483
U.S. Small Cap Portfolio	—	182,654,903
U.S. Micro Cap Portfolio	—	67,368,777
U.S. High Relative Profitability Portfolio	—	39,511,357
DFA Real Estate Securities Portfolio	—	65,256,954

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
266

The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$8,921,251	$374,339	$8,546,912
U.S. Large Cap Equity Portfolio	1,484,559	—	1,484,559
U.S. Targeted Value Portfolio	5,412,313	—	5,412,313
U.S. Small Cap Value Portfolio	6,910,269	—	6,910,269
U.S. Core Equity 1 Portfolio	23,772,661	—	23,772,661
U.S. Core Equity 2 Portfolio	22,532,253	—	22,532,253
U.S. Vector Equity Portfolio	2,920,541	—	2,920,541
U.S. Small Cap Portfolio	16,194,809	—	16,194,809
U.S. Micro Cap Portfolio	880,356	—	880,356
U.S. High Relative Profitability Portfolio	3,690,939	—	3,690,939
DFA Real Estate Securities Portfolio	4,096,306	—	4,096,306

Liability Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (3)
Enhanced U.S. Large Company Portfolio	$(683,833)	$(683,833)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Variation Margin.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$10,010,379	$(1,265,427)	$11,275,806
U.S. Large Cap Equity Portfolio	(558,980)	—	(558,980)
U.S. Targeted Value Portfolio	4,576,155	—	4,576,155
U.S. Small Cap Value Portfolio	3,857,751	—	3,857,751
U.S. Core Equity 1 Portfolio	(3,612,628)	—	(3,612,628)
U.S. Core Equity 2 Portfolio	(2,897,794)	—	(2,897,794)
U.S. Vector Equity Portfolio	(2,161,865)	—	(2,161,865)
U.S. Small Cap Portfolio	2,282,526	—	2,282,526
U.S. Micro Cap Portfolio	3,710,673	—	3,710,673
267

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
U.S. High Relative Profitability Portfolio	$4,601,431	—	$4,601,431
DFA Real Estate Securities Portfolio	2,103,151	—	2,103,151

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(4,926,883)	$(874,694)	$(4,052,189)
U.S. Large Cap Equity Portfolio	1,484,559	—	1,484,559
U.S. Targeted Value Portfolio	4,638,978	—	4,638,978
U.S. Small Cap Value Portfolio	5,839,479	—	5,839,479
U.S. Core Equity 1 Portfolio	14,778,029	—	14,778,029
U.S. Core Equity 2 Portfolio	14,174,603	—	14,174,603
U.S. Vector Equity Portfolio	2,198,365	—	2,198,365
U.S. Small Cap Portfolio	11,739,595	—	11,739,595
U.S. Micro Cap Portfolio	(705,359)	—	(705,359)
U.S. High Relative Profitability Portfolio	3,037,213	—	3,037,213
DFA Real Estate Securities Portfolio	2,420,946	—	2,420,946

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
268

The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2026:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
Enhanced U.S. Large Company Portfolio
Societe Generale	$43,714	$(43,714)	—	—	—
Royal Bank of Canada	10,423	(10,423)	—	—	—
Citibank, N.A.	316,643	(306,394)	—	—	$10,249
NatWest Markets PLC	3,559	(3,559)	—	—	—
Total	$374,339	$(364,090)	—	—	$10,249

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Enhanced U.S. Large Company Portfolio
Societe Generale	$45,290	$(43,714)	—	—	$1,576
Royal Bank of Canada	10,437	(10,423)	—	—	14
Citibank, N.A.	306,394	(306,394)	—	—	—
NatWest Markets PLC	321,712	(3,559)	—	—	318,153
Total	$683,833	$(364,090)	—	—	$319,743

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

I. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2026.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to
269

each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2026.
J. Affiliated Trades:
Cross trades for the six months ended April 30, 2026, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2026, cross trades by the Portfolios under Rule 17a-7 were as follows:
Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$51,320,137	$26,105,420	$(5,149,202)
U.S. Targeted Value Portfolio	144,948,413	196,957,310	(53,673,565)
U.S. Small Cap Value Portfolio	199,566,011	96,148,174	(7,555,314)
U.S. Core Equity 1 Portfolio	18,765,543	72,799,761	(13,689,110)
U.S. Core Equity 2 Portfolio	59,762,692	172,603,564	(36,938,899)
U.S. Vector Equity Portfolio	49,950,158	23,317,781	(6,819,706)
U.S. Small Cap Portfolio	207,590,374	87,961,083	(57,464,509)
U.S. Micro Cap Portfolio	63,124,951	95,218,664	(37,333,627)
U.S. High Relative Profitability Portfolio	42,141,402	72,367,095	(13,897,425)
DFA Real Estate Securities Portfolio	2,997,582	31,375,465	(10,450,169)
K. Securities Lending:
As of April 30, 2026, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows:
Non-Cash Collateral Market Value
U.S. Targeted Value Portfolio	$79,974,889
U.S. Small Cap Value Portfolio	148,314,706
U.S. Core Equity 1 Portfolio	143,316,703
U.S. Core Equity 2 Portfolio	555,181,200
U.S. Small Cap Portfolio	278,017,082
U.S. Micro Cap Portfolio	47,695,117

270

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
L. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
M. In-Kind Redemptions:
During the six months ended April 30, 2026, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows:
U.S. Large Cap Equity Portfolio	$75,458,123
U.S. Large Cap Value Portfolio	1,568,992,817
U.S. Targeted Value Portfolio	705,011,059
U.S. Small Cap Value Portfolio	868,394,927
U.S. Core Equity 1 Portfolio	583,594,746
U.S. Core Equity 2 Portfolio	871,076,509
U.S. Vector Equity Portfolio	204,506,791
U.S. Small Cap Portfolio	745,578,698
U.S. Micro Cap Portfolio	438,618,024
U.S. High Relative Profitability Portfolio	79,503,193
DFA Real Estate Securities Portfolio	204,931,694
271

N. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios' chief operating decision maker ("CODM"). Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
O. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
P. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Enhanced U.S. Large Company Portfolio	2	68%	0%
U.S. Large Cap Equity Portfolio	3	84%	0%
U.S. Large Cap Value Portfolio	2	69%	0%
U.S. Targeted Value Portfolio	2	51%	0%
U.S. Small Cap Value Portfolio	3	71%	0%
U.S. Core Equity 1 Portfolio	3	73%	0%
U.S. Core Equity 2 Portfolio	4	82%	16%
U.S. Vector Equity Portfolio	3	77%	0%
U.S. Small Cap Portfolio	3	56%	0%
U.S. Micro Cap Portfolio - Institutional Class Shares	3	82%	0%
U.S. High Relative Profitability Portfolio	3	83%	0%
DFA Real Estate Securities Portfolio	2	61%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
272

Q. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares  when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.
For the six months ended April 30, 2026, the Portfolios’ activity in the program is listed below:
	Value of Purchases	Service Fees
U.S. Large Cap Equity Portfolio	$32,911,373	$44,574
U.S. Large Cap Value Portfolio	863,116,091	1,208,362
U.S. Targeted Value Portfolio	197,189,339	267,439
U.S. Small Cap Value Portfolio	354,827,903	479,858
U.S. Core Equity 1 Portfolio	433,378,132	588,842
U.S. Core Equity 2 Portfolio	324,812,332	454,737
U.S. Vector Equity Portfolio	90,224,664	122,670
U.S. Small Cap Portfolio	201,667,158	282,334
U.S. Micro Cap Portfolio	152,516,353	213,523
U.S. High Relative Profitability Portfolio	34,288,743	48,004
DFA Real Estate Securities Portfolio	232,376,849	322,679
R. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
273

DFA Commodity Strategy Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount	Value†
			(000)
AGENCY OBLIGATIONS — (0.2%)
Federal National Mortgage Association
(r)	SOFR + 0.260%, FRN, 3.890%, 11/05/27		2,500	$2,506,898
BONDS — (77.3%)
AUSTRALIA — (6.9%)
Australia & New Zealand Banking Group Ltd.
(r)	SOFR + 0.680%, FRN, 4.339%, 07/16/27		19,300	19,375,275
(r)Ω	SOFR + 0.680%, FRN, 4.339%, 07/16/27		4,000	4,015,601
Commonwealth Bank of Australia
(r)	SOFR + 0.460%, FRN, 4.121%, 11/27/26		3,400	3,403,100
#(r)Ω	SOFR + 0.460%, FRN, 4.121%, 11/27/26		1,000	1,000,912
(r)Ω	SOFR + 0.640%, FRN, 4.297%, 03/14/28		6,500	6,522,506
Glencore Funding LLC, SOFR + 1.060%, FRN
(r)Ω	4.710%, 04/04/27		517	518,957
Macquarie Bank Ltd.
(r)	SOFR + 0.920%, FRN, 4.578%, 07/02/27		5,000	5,026,967
(r)Ω	SOFR + 0.740%, FRN, 4.398%, 06/12/28		1,500	1,506,247
National Australia Bank Ltd.
(r)Ω	SOFR + 0.620%, FRN, 4.278%, 06/11/27		16,950	16,998,136
	5.400%, 11/16/28	AUD	3,300	2,378,021
Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	4.493%, 03/14/28		2,750	2,759,472
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
Scentre Group Trust 1/Scentre Group Trust 2
Ω	3.750%, 03/23/27		1,000	$994,144
Westpac Banking Corp., SOFR + 0.460%, FRN
(r)	4.118%, 10/20/26		15,550	15,563,686
TOTAL AUSTRALIA				80,063,024
CANADA — (10.7%)
Bank of Montreal
	3.190%, 03/01/28	CAD	4,300	3,157,660
Bank of Nova Scotia
	3.100%, 02/02/28	CAD	10,000	7,335,370
Canada Housing Trust No. 1
Ω	2.650%, 12/15/28	CAD	20,000	14,567,674
Ω	4.250%, 12/15/28	CAD	4,300	3,259,022
CDP Financial, Inc.
	3.700%, 03/08/28	CAD	17,000	12,656,981
Ω	3.700%, 03/08/28	CAD	3,000	2,233,585
City of Montreal
	3.150%, 09/01/28	CAD	2,800	2,062,211
CPPIB Capital, Inc.
	3.000%, 06/15/28	CAD	9,600	7,057,716
Element Fleet Management Corp.
Ω	6.271%, 06/26/26		7,590	7,599,990
Ω	5.643%, 03/13/27		1,000	1,009,835
Emera U.S. Finance LP
	3.550%, 06/15/26		1,138	1,136,200
Province of Alberta
	2.900%, 12/01/28	CAD	7,600	5,569,678
Province of Manitoba
	3.000%, 06/02/28	CAD	10,000	7,354,732
Province of Ontario
	2.900%, 06/02/28	CAD	18,400	13,506,969
	3.400%, 09/08/28	CAD	4,100	3,040,311
Province of Quebec
	2.750%, 09/01/28	CAD	17,800	13,008,735
Royal Bank of Canada, SOFR + 0.950%, FRN
(r)	4.599%, 01/19/27		1,400	1,405,950
South Bow USA Infrastructure Holdings LLC
	4.911%, 09/01/27		6,500	6,523,036
Suncor Energy, Inc.
	7.875%, 06/15/26		2,000	2,007,126

274

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount	Value†
		(000)

CANADA — (Continued)
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 4.730%, 07/17/26	2,900	$2,905,226
#(r)	SOFR + 0.580%, FRN, 4.229%, 01/13/28	3,800	3,802,288
(r)	SOFR + 0.820%, FRN, 4.467%, 01/31/28	2,905	2,916,848
(r)	SOFR + 0.910%, FRN, 4.568%, 06/02/28	1,100	1,104,316
TOTAL CANADA			125,221,459
FRANCE — (1.1%)
Banque Federative du Credit Mutuel SA
(r)	SOFR + 1.130%, FRN, 4.778%, 01/23/27	640	643,052
(r)Ω	SOFR + 0.990%, FRN, 4.641%, 10/16/28	3,000	3,015,618
BNP Paribas SA
Ω	3.500%, 11/16/27	2,618	2,581,516
Credit Agricole SA
	5.589%, 07/05/26	250	250,702
(r)Ω	SOFR + 0.870%, FRN, 4.523%, 03/11/27	5,000	5,020,623
Societe Generale SA
Ω	5.250%, 02/19/27	1,600	1,611,704
TOTAL FRANCE			13,123,215
GERMANY — (2.4%)
BMW U.S. Capital LLC
(r)Ω	SOFR + 0.710%, FRN, 4.375%, 08/11/27	2,143	2,148,970
(r)Ω	SOFR + 0.920%, FRN, 4.571%, 03/21/28	1,100	1,105,247
Daimler Truck Finance North America LLC
Ω	5.125%, 09/25/27	1,400	1,411,041
(r)Ω	SOFR + 0.840%, FRN, 4.489%, 01/13/28	4,830	4,835,610
		Face Amount	Value†
		(000)

GERMANY — (Continued)
Mercedes-Benz Finance North America LLC
Ω	4.900%, 11/15/27	2,400	$2,419,313
(r)Ω	SOFR + 0.930%, FRN, 4.581%, 03/31/28	10,600	10,637,499
Volkswagen Group of America Finance LLC
Ω	4.900%, 08/14/26	2,000	2,002,614
Ω	5.700%, 09/12/26	1,300	1,305,005
Ω	4.450%, 09/11/27	850	847,548
Ω	1.625%, 11/24/27	750	716,345
TOTAL GERMANY			27,429,192
IRELAND — (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.450%, 10/29/26	1,750	1,735,782
JAPAN — (2.4%)
Mizuho Financial Group, Inc.
	3.170%, 09/11/27	1,500	1,477,213
NTT Finance Corp.
(r)Ω	SOFR + 1.080%, FRN, 4.737%, 07/16/28	8,250	8,307,418
(r)	SOFR + 1.080%, FRN, 4.737%, 07/16/28	1,020	1,027,099
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.300%, FRN, 4.956%, 07/13/26	208	208,452
(r)	SOFR + 0.880%, FRN, 4.536%, 01/14/27	1,657	1,662,365
(r)	SOFR + 0.760%, FRN, 4.419%, 01/15/29	9,300	9,275,277
Sumitomo Mitsui Trust Bank Ltd.
(r)Ω	SOFR + 1.150%, FRN, 4.807%, 09/14/26	1,750	1,755,390
(r)Ω	SOFR + 0.980%, FRN, 4.639%, 09/10/27	3,000	3,019,617

275

DFA Commodity Strategy Portfolio
CONTINUED
			Face Amount	Value†
			(000)

JAPAN — (Continued)
(r)	SOFR + 0.750%, FRN, 4.409%, 09/11/28		1,000	$1,002,323
TOTAL JAPAN				27,735,154
NETHERLANDS — (1.3%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.441%, 07/07/28		5,000	5,010,600
Cooperatieve Rabobank UA
(r)	SOFR + 0.600%, FRN, 4.249%, 01/21/28		5,700	5,716,446
(r)	SOFR + 0.590%, FRN, 4.240%, 10/17/28		2,600	2,601,300
Nederlandse Waterschapsbank NV
	3.450%, 07/17/28	AUD	1,880	1,305,579
TOTAL NETHERLANDS				14,633,925
NEW ZEALAND — (4.5%)
New Zealand Government Bonds
	0.250%, 05/15/28	NZD	48,000	26,463,244
New Zealand Local Government Funding Agency Bonds
	2.250%, 05/15/28	NZD	45,000	25,747,102
TOTAL NEW ZEALAND				52,210,346
SINGAPORE — (1.9%)
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.256%, 03/21/28		20,000	20,062,710
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.046%, 08/20/27		1,640	1,638,032
TOTAL SINGAPORE				21,700,742
SPAIN — (0.3%)
Banco Bilbao Vizcaya Argentaria SA
(r)	SOFR + 0.880%, FRN, 4.539%, 03/03/29		3,000	2,997,576
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.7%)
African Development Bank
	3.350%, 08/08/28	AUD	6,295	4,359,369
			Face Amount	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Asian Development Bank
(r)	SOFR + 1.000%, FRN, 4.651%, 04/06/27		835	$840,796
	1.125%, 02/10/28	NZD	1,500	846,497
	4.875%, 06/29/28	NZD	4,000	2,410,774
	2.600%, 10/20/28	CAD	15,025	10,939,098
European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	3.994%, 02/20/28		10,000	10,007,669
Inter-American Development Bank
(r)	SOFR + 0.350%, FRN, 4.001%, 10/04/27		22,000	22,045,320
	1.000%, 08/04/28	AUD	2,760	1,817,824
International Bank for Reconstruction & Development
(r)	SOFR + 0.270%, FRN, 3.923%, 06/15/27		16,000	16,024,125
(r)	SOFR + 0.430%, FRN, 4.095%, 08/19/27		7,368	7,394,451
	1.625%, 05/10/28	NZD	2,900	1,640,312
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				78,326,235
SWEDEN — (0.9%)
Skandinaviska Enskilda Banken AB, SOFR + 0.680%, FRN
(r)Ω	4.333%, 03/12/29		5,910	5,906,896
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	4.903%, 06/15/26		5,000	5,005,911
TOTAL SWEDEN				10,912,807
UNITED KINGDOM — (1.8%)
BAT Capital Corp.
	3.557%, 08/15/27		6,000	5,936,869

276

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED KINGDOM — (Continued)
GlaxoSmithKline Capital PLC, SOFR + 0.500%, FRN
(r)	4.153%, 03/12/27	3,350	$3,356,476
NatWest Markets PLC
(r)Ω	SOFR + 0.950%, FRN, 4.601%, 03/21/28	9,000	9,042,857
(r)Ω	SOFR + 0.800%, FRN, 4.466%, 11/06/28	3,000	3,002,400
TOTAL UNITED KINGDOM			21,338,602
UNITED STATES — (36.3%)
Altria Group, Inc.
	2.625%, 09/16/26	6,000	5,969,717
Amazon.com, Inc., SOFR + 0.590%, FRN
(r)	4.243%, 03/13/29	8,075	8,091,756
American Honda Finance Corp.
(r)	SOFR + 0.720%, FRN, 4.370%, 10/05/26	1,055	1,056,293
(r)	SOFR + 0.770%, FRN, 4.423%, 03/12/27	440	440,528
(r)	SOFR + 0.650%, FRN, 4.313%, 11/19/27	900	898,213
(r)	SOFR + 0.820%, FRN, 4.478%, 03/03/28	7,500	7,498,650
(r)	SOFR + 0.780%, FRN, 4.429%, 01/08/29	2,500	2,492,399
American Tower Corp.
	3.650%, 03/15/27	3,000	2,983,172
Amphenol Corp., SOFR + 0.530%, FRN
(r)	4.194%, 11/15/27	1,098	1,096,789
AT&T, Inc.
	3.800%, 02/15/27	2,200	2,193,994
Atlas Warehouse Lending Co. LP
Ω	6.050%, 01/15/28	1,000	1,014,695
Aviation Capital Group LLC
Ω	4.750%, 04/14/27	182	182,610
Baltimore Gas & Electric Co.
	2.400%, 08/15/26	2,103	2,091,371
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Boeing Co.
	3.100%, 05/01/26	5,000	$5,000,000
	BorgWarner, Inc.
	2.650%, 07/01/27	1,500	1,470,250
Brixmor Operating Partnership LP
	4.125%, 06/15/26	3,920	3,918,066
	3.900%, 03/15/27	4,700	4,686,124
	Broadridge Financial Solutions, Inc.
	3.400%, 06/27/26	70	69,859
	Capital One Financial Corp.
	3.650%, 05/11/27	2,500	2,483,904
	Cargill, Inc., SOFR + 0.610%, FRN
(r)Ω	4.275%, 02/11/28	3,500	3,506,625
	Carrier Global Corp.
	2.493%, 02/15/27	2,200	2,171,873
Caterpillar Financial Services Corp.
#(r)	SOFR + 0.690%, FRN, 4.341%, 10/16/26	6,500	6,513,000
(r)	SOFR + 0.520%, FRN, 4.185%, 05/14/27	1,066	1,067,745
(r)	SOFR + 0.580%, FRN, 4.245%, 11/14/28	2,000	2,000,451
(r)	SOFR + 0.490%, FRN, 4.150%, 02/23/29	2,500	2,497,303
	Charles Schwab Corp., SOFR + 0.520%, FRN
(r)	4.185%, 05/13/26	5,000	5,000,470
	Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.129%, 02/26/28	14,178	14,205,583
	Citibank NA, SOFR + 0.781%, FRN
(r)	4.439%, 05/29/27	1,000	1,004,460
	Consolidated Edison Co. of New York, Inc., SOFR + 0.520%, FRN
(r)	4.184%, 11/18/27	7,600	7,593,115
Crown Castle, Inc.
	3.700%, 06/15/26	252	251,797
	3.650%, 09/01/27	4,756	4,702,411
	CVS Health Corp.
	2.875%, 06/01/26	2,700	2,696,526

277

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Darden Restaurants, Inc.
	3.850%, 05/01/27	1,400	$1,392,328
	DTE Energy Co.
	4.950%, 07/01/27	3,500	3,521,599
	eBay, Inc.
	1.400%, 05/10/26	1,000	999,179
	Edison International
	5.750%, 06/15/27	2,000	2,014,061
Energy Transfer LP
	3.900%, 07/15/26	1,500	1,499,288
	4.000%, 10/01/27	3,128	3,110,027
	EPR Properties
	4.950%, 04/15/28	5,000	5,000,954
	Equifax, Inc.
	3.250%, 06/01/26	1,250	1,248,410
Equinix, Inc.
	1.450%, 05/15/26	370	369,583
	1.800%, 07/15/27	1,500	1,454,951
	Equitable Holdings, Inc.
	4.350%, 04/20/28	5,000	4,979,733
	Extra Space Storage LP
	3.875%, 12/15/27	3,313	3,280,578
	Fidelity National Information Services, Inc., SOFR + 1.210%, FRN
(r)	4.864%, 03/10/29	8,250	8,241,090
Fiserv, Inc.
	5.150%, 03/15/27	555	557,982
	2.250%, 06/01/27	9,400	9,175,232
	Fortive Corp.
	3.150%, 06/15/26	1,000	998,350
	GATX Corp.
	5.400%, 03/15/27	6,895	6,948,158
	General Electric Co., TSFR3M + 0.642%, FRN
(r)	4.305%, 05/05/26	4,714	4,712,303
General Motors Financial Co., Inc.
(r)	SOFR + 1.350%, FRN, 5.015%, 05/08/27	1,600	1,607,028
	5.400%, 05/08/27	2,400	2,424,508
Global Payments, Inc.
	4.950%, 08/15/27	4,500	4,512,835
	4.550%, 03/15/28	2,500	2,488,925
	Harley-Davidson Financial Services, Inc.
Ω	3.050%, 02/14/27	3,000	2,963,233
	HCA, Inc., SOFR + 0.870%, FRN
(r)	4.528%, 03/01/28	2,250	2,256,957
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Healthcare Realty Holdings LP
	3.500%, 08/01/26	1,090	$1,087,503
	3.750%, 07/01/27	6,000	5,946,825
Hewlett Packard Enterprise Co.
	4.400%, 09/25/27	1,534	1,532,625
(r)	SOFR + 0.960%, FRN, 4.613%, 09/15/28	7,500	7,510,179
Highmark, Inc.
Ω	1.450%, 05/10/26	500	499,403
Home Depot, Inc.
	5.150%, 06/25/26	450	450,858
HSBC USA, Inc.
(r)	SOFR + 0.960%, FRN, 4.616%, 03/04/27	2,250	2,259,585
(r)	SOFR + 0.970%, FRN, 4.628%, 06/03/28	7,000	7,038,074
Humana, Inc.
	3.950%, 03/15/27	3,554	3,544,340
	5.750%, 03/01/28	250	254,779
Ingredion, Inc.
	3.200%, 10/01/26	2,300	2,289,939
Intercontinental Exchange, Inc.
	4.000%, 09/15/27	4,100	4,086,183
John Deere Capital Corp.
(r)	SOFR + 0.500%, FRN, 4.158%, 03/06/28	7,000	7,013,764
(r)	SOFR + 0.550%, FRN, 4.205%, 03/09/29	2,200	2,200,357
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.654%, 12/08/26	5,250	5,270,475
Keurig Dr. Pepper, Inc.
(r)	SOFR + 0.580%, FRN, 4.244%, 11/15/26	1,500	1,501,125
(r)	SOFR + 0.880%, FRN, 4.533%, 03/15/27	567	567,637
KeyCorp
	2.250%, 04/06/27	2,700	2,651,804
Kraft Heinz Foods Co.
	3.000%, 06/01/26	2,500	2,497,052
Las Vegas Sands Corp.
	5.900%, 06/01/27	4,749	4,798,429

278

DFA Commodity Strategy Portfolio
CONTINUED
			Face Amount	Value†
			(000)

UNITED STATES — (Continued)
Lear Corp.
	3.800%, 09/15/27		3,100	$3,072,850
Leggett & Platt, Inc.
#	3.500%, 11/15/27		7,062	6,905,657
Marriott International, Inc.
	5.450%, 09/15/26		1,000	1,003,208
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.093%, 03/15/28		5,100	5,103,723
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.430%, FRN, 4.095%, 08/09/27		8,548	8,550,052
(r)	SOFR + 0.820%, FRN, 4.473%, 09/16/27		750	753,443
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.232%, 05/20/27		3,750	3,754,271
Nestle Holdings, Inc.
	2.192%, 01/26/29	CAD	4,000	2,849,339
NextEra Energy Capital Holdings, Inc., SOFR + 0.800%, FRN
(r)	4.467%, 02/04/28		1,000	1,003,984
Novartis Capital Corp.
(r)	SOFR + 0.520%, FRN, 4.187%, 11/05/28		14,900	14,956,635
(r)	SOFR + 0.650%, FRN, 4.301%, 03/16/29		8,890	8,938,006
Old Republic International Corp.
	3.875%, 08/26/26		4,065	4,058,231
Omega Healthcare Investors, Inc.
	4.500%, 04/01/27		1,480	1,479,431
PayPal Holdings, Inc., SOFR + 0.670%, FRN
(r)	4.325%, 03/06/28		7,223	7,234,939
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.700%, 06/15/26		6,467	6,446,391
Ω	4.400%, 07/01/27		1,000	997,987
Ω	5.700%, 02/01/28		500	507,974
Ω	5.550%, 05/01/28		500	507,937
Pfizer, Inc., SOFR + 0.500%, FRN
(r)	4.164%, 11/15/27		10,200	10,227,234
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Philip Morris International, Inc.
4.375%, 11/01/27	2,000	$2,004,567
(r) SOFR + 0.660%, FRN, 4.308%, 10/27/28	2,825	2,824,893
Public Storage Operating Co., SOFR + 0.700%, FRN
(r) 4.351%, 04/16/27	10,100	10,117,524
Realty Income Corp.
4.125%, 10/15/26	1,500	1,500,276
Reinsurance Group of America, Inc.
3.950%, 09/15/26	5,000	4,995,571
Royalty Pharma PLC
1.750%, 09/02/27	3,700	3,571,710
RTX Corp.
5.750%, 11/08/26	1,750	1,762,651
Sempra
5.400%, 08/01/26	3,600	3,607,212
Simon Property Group LP
3.375%, 12/01/27	4,000	3,947,056
Synchrony Financial
3.950%, 12/01/27	7,100	7,021,389
Tanger Properties LP
3.125%, 09/01/26	4,000	3,981,762
Toll Brothers Finance Corp.
4.875%, 03/15/27	2,000	2,005,119
Toyota Motor Credit Corp.
(r) SOFR + 0.650%, FRN, 4.301%, 03/19/27	7,900	7,921,724
(r) SOFR + 0.720%, FRN, 4.375%, 09/05/28	1,270	1,274,733
UnitedHealth Group, Inc., SOFR + 0.500%, FRN
(r) 4.151%, 07/15/26	3,000	3,001,640
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	5,300	5,295,555
Veralto Corp.
5.500%, 09/18/26	5,000	5,016,173
VICI Properties LP
4.750%, 02/15/28	2,500	2,503,463
VMware LLC
1.400%, 08/15/26	947	939,722
WEC Energy Group, Inc.
5.600%, 09/12/26	785	788,096
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 4.723%, 12/11/26	5,930	5,953,008

279

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Williams Cos., Inc.
	3.750%, 06/15/27	8,500	$8,443,445
TOTAL UNITED STATES			422,436,558
TOTAL BONDS			899,864,617
U.S. TREASURY OBLIGATIONS — (11.8%)
U.S. Treasury Bills
~∞	3.704%, 05/14/26	31,000	30,959,896
∞	3.696%, 07/16/26	30,000	29,772,855
∞	3.689%, 08/20/26	5,000	4,944,631
~∞	3.660%, 09/03/26	32,000	31,601,528
~«∞	3.586%, 10/29/26	41,000	40,263,053
TOTAL U.S. TREASURY OBLIGATIONS			137,541,963
COMMERCIAL PAPER — (10.4%)
AUSTRALIA — (1.4%)
Glencore Funding LLC
Ω	3.936%, 06/30/26	1,750	1,738,049
Ω	3.951%, 06/30/26	4,500	4,469,268
Telstra Group Ltd.
Ω	3.911%, 06/04/26	9,750	9,713,821
TOTAL AUSTRALIA			15,921,138
CANADA — (0.8%)
Rogers Communications, Inc.
Ω	4.073%, 05/14/26	2,750	2,745,646
TELUS Corp.
Ω	4.185%, 06/15/26	4,500	4,474,865
Ω	4.170%, 08/18/26	2,250	2,219,658
TOTAL CANADA			9,440,169
FRANCE — (0.4%)
Societe Generale SA
Ω	3.829%, 05/07/26	5,000	4,996,444
GERMANY — (0.7%)
E.ON SE
Ω	3.942%, 05/26/26	1,750	1,744,881
Ω	3.952%, 05/26/26	250	249,269
Ω	4.109%, 07/08/26	6,500	6,449,295
TOTAL GERMANY			8,443,445
ITALY — (0.2%)
Intesa Sanpaolo Funding LLC
	3.933%, 05/04/26	2,000	1,999,091
		Face Amount	Value†
		(000)

SWEDEN — (0.9%)
Swedbank AB
Ω	3.789%, 07/22/26	10,000	$9,912,298
UNITED KINGDOM — (0.7%)
Lloyds Bank PLC
	3.805%, 05/11/26	8,500	8,490,325
UNITED STATES — (5.3%)
Avangrid, Inc.
Ω	3.877%, 05/13/26	3,000	2,995,668
Campbell's Co.
Ω	4.305%, 07/16/26	6,500	6,443,217
Charles Schwab Corp.
Ω	3.940%, 06/09/26	3,000	2,987,422
Ω	3.958%, 07/10/26	750	744,374
Clorox Co.
Ω	3.882%, 05/07/26	6,000	5,995,369
Constellation Energy Generation LLC
Ω	3.962%, 05/08/26	6,000	5,994,070
CRH America Finance, Inc.
Ω	4.087%, 06/24/26	2,000	1,987,554
Edison International
Ω	4.383%, 06/10/26	3,500	3,482,761
Enbridge U.S., Inc.
Ω	3.921%, 05/27/26	2,000	1,993,922
Entergy Corp.
Ω	3.908%, 05/21/26	7,500	7,482,338
Harley-Davidson Financial Services, Inc.
Ω	4.543%, 07/06/26	3,000	2,976,092
HCA, Inc.
Ω	4.294%, 05/13/26	4,000	3,993,956
Honeywell International, Inc.
Ω	3.796%, 05/08/26	3,000	2,997,512
Keurig Dr. Pepper, Inc.
Ω	4.382%, 05/28/26	4,000	3,986,782
Philip Morris International, Inc.
Ω	3.808%, 05/12/26	2,000	1,997,538
Phillips 66
Ω	4.447%, 06/17/26	6,000	5,967,744
TOTAL UNITED STATES			62,026,319
TOTAL COMMERCIAL PAPER (Cost $121,250,656)			121,229,229
TOTAL INVESTMENT SECURITIES (Cost $1,157,883,412)			1,161,142,707

280

DFA Commodity Strategy Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	311,260	$3,599,718
TOTAL INVESTMENTS — (100.0%)
(Cost $1,161,483,130)			$1,164,742,425
As of April 30, 2026, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	30,443,279	USD	22,294,553	Royal Bank of Canada	05/04/26	$120,174
USD	28,835,379	NZD	48,722,673	Australia and New Zealand Bank	05/15/26	41,517
USD	598,863	NZD	1,011,382	Citibank, N.A.	05/15/26	1,162
Total Appreciation						$162,853
USD	22,336,019	CAD	30,443,279	Royal Bank of Canada	05/04/26	$(78,708)
USD	3,679,471	AUD	5,294,886	Citibank, N.A.	05/07/26	(132,372)
USD	5,995,155	AUD	8,515,040	Societe Generale	05/11/26	(134,457)
USD	2,273,491	NZD	3,890,605	UBS AG	06/12/26	(27,878)
USD	25,803,102	NZD	44,054,099	Citibank, N.A.	06/15/26	(258,194)
USD	86,091,745	CAD	117,515,662	Royal Bank of Canada	06/22/26	(610,355)
USD	22,350,745	CAD	30,443,279	Royal Bank of Canada	07/03/26	(120,332)
Total (Depreciation)						$(1,362,296)
Total Appreciation (Depreciation)						$(1,199,443)
As of April 30, 2026, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	262	07/14/26	$6,132,565	$6,219,225	$86,660
CBOT Soybean Futures	106	07/14/26	6,254,639	6,336,150	81,511
CBOT Soybean Meal Futures	102	07/14/26	3,203,393	3,252,780	49,387
CBOT Soybean Oil Futures	101	07/14/26	4,151,243	4,517,124	365,881
CBOT Wheat Futures	111	07/14/26	3,428,102	3,533,962	105,860
CME Lean Hogs Futures	55	07/15/26	2,334,176	2,311,100	(23,076)
CME Live Cattle Futures	44	08/31/26	4,386,787	4,376,680	(10,107)
COMEX Copper Futures	46	07/29/26	6,441,221	6,877,575	436,354
COMEX Gold 100 Troy Oz. Futures	35	08/27/26	16,052,444	16,325,750	273,306
COMEX Silver Futures	11	07/29/26	3,984,024	4,071,540	87,516
Ice Brent Crude Oil Futures	51	07/10/26	5,150,099	5,848,424	698,325
ICE Brent Crude Oil Futures	147	07/31/26	14,400,503	14,395,710	(4,793)
KCBT Hard Red Winter Wheat Futures	71	07/14/26	2,275,817	2,461,925	186,108
LME Lead Futures	22	07/13/26	1,055,991	1,074,293	18,302
LME Lead Futures	22	05/18/26	1,112,111	1,073,721	(38,390)
LME Nickel Futures	23	07/13/26	2,389,723	2,684,553	294,830
LME Nickel Futures	26	05/18/26	2,825,626	3,013,771	188,145

281

DFA Commodity Strategy Portfolio
CONTINUED
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
LME Primary Aluminum Futures	64	05/18/26	$5,105,191	$5,654,752	$549,561
LME Primary Aluminum Futures	57	07/13/26	4,854,600	4,970,500	115,900
LME Zinc Futures	32	07/13/26	2,563,418	2,696,040	132,622
LME Zinc Futures	35	05/18/26	2,938,046	2,946,195	8,149
Nybot Csc ’c’ Coffee Futures	22	07/21/26	2,366,888	2,355,787	(11,101)
NYBOT CSC Cocoa Futures	31	07/16/26	999,024	1,106,390	107,366
Nybot Csc No. 11 World Sugar Futures	186	06/30/26	3,263,745	3,043,555	(220,190)
NYBOT CTN No. 2 Cotton Futures	52	07/09/26	1,890,073	2,137,200	247,127
NYMEX Henry Hub Natural Gas Futures	261	06/26/26	8,508,574	7,944,840	(563,734)
NYMEX Light Sweet Crude Oil Futures	126	06/22/26	11,293,905	12,491,640	1,197,735
NYMEX NY Harbor ULSD Futures	27	06/30/26	4,028,391	4,409,219	380,828
NYMEX Reformulated Gasoline Blend Futures	32	06/30/26	3,988,584	4,633,171	644,587
Total			$137,378,903	$142,763,572	$5,384,669
Short Position contracts:
LME Lead Futures	(2)	07/13/26	(95,539)	(97,663)	(2,124)
LME Lead Futures	(22)	05/18/26	(1,043,238)	(1,073,721)	(30,483)
LME Nickel Futures	(1)	07/13/26	(102,919)	(116,720)	(13,801)
LME Nickel Futures	(26)	05/18/26	(2,683,543)	(3,013,770)	(330,227)
LME Primary Aluminum Futures	(3)	07/13/26	(259,184)	(261,605)	(2,421)
LME Primary Aluminum Futures	(64)	05/18/26	(5,441,045)	(5,654,752)	(213,707)
LME Zinc Futures	(2)	07/13/26	(160,339)	(168,502)	(8,163)
LME Zinc Futures	(35)	05/18/26	(2,813,077)	(2,946,195)	(133,118)
Total			$(12,598,884)	$(13,332,928)	$(734,044)
Total Futures Contracts			$124,780,019	$129,430,644	$4,650,625
As of April 30, 2026, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty**	Notional Amount		Payments made by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BNP BPCOENHC Custom Strategy (1)	BNP Paribas	USD	115,599,524	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	07/28/26	—	—	$1,876,604	$1,876,604
BNP ENHADYNC Custom Strategy (2)	BNP Paribas	USD	118,729,138	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	07/28/26	—	—	2,037,902	2,037,902
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (3)	Bank of America Corp.	USD	106,304,140	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/27/26	—	—	3,166,190	3,166,190
BofA Merrill Lynch Total Return Index (4)	Bank of America Corp.	USD	154,628,234	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/27/26	—	—	4,924,187	4,924,187

282

DFA Commodity Strategy Portfolio
CONTINUED
Reference Entity*	Counterparty**	Notional Amount		Payments made by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citi Commodities Pre-Roll RS Total Return Index (5)	Citibank, N.A.	USD	146,131,179	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	06/24/26	—	—	$4,653,352	$4,653,352
Citi Custom CIVICS H Total Return Index (6)	Citibank, N.A.	USD	51,317,043	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	06/24/26	—	—	1,528,350	1,528,350
RBC Custom RBCADM0T Total Return Index (7)	Royal Bank of Canada	USD	145,304,701	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/26/26	—	—	2,358,799	2,358,799
RBC Custom RBCADMDT Total Return Index (8)	Royal Bank of Canada	USD	135,305,914	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/26/26	—	—	2,322,108	2,322,108
UBS UBSIB190 Custom Strategy (9)	UBS AG	USD	275,550,294	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	07/29/26	—	—	5,896,202	5,896,202
Total						—	—	$28,763,694	$28,763,694
*
Portfolio receives the price appreciation of the reference entity at maturity.
**
As of April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $3,017,311 in connection with open total return swap contracts.
***
Payments received (paid) by the Fund are exchanged at maturity.
(1) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.55%	$ 4,099,110
CBOT Corn Futures	3.87%	4,478,264
ICE Cocoa Futures	0.68%	788,697
NYMEX Light Sweet Crude Oil Futures	11.65%	13,461,312
ICE Brent Crude Oil Futures	12.26%	14,163,229
NYBOT CTN No. 2 Cotton Futures	1.65%	1,911,972
COMEX Gold 100 Troy Oz. Futures	10.19%	11,776,783
COMEX Copper Futures	4.28%	4,952,255
NYMEX NY Harbor ULSD Futures	4.11%	4,752,871
NYBOT CSC 'C' Coffee Futures	1.83%	2,111,606
KCBT Hard Red Winter Wheat Futures	1.54%	1,782,827
LME Primary Aluminum Futures	3.71%	4,289,777
CME Live Cattle Futures	3.41%	3,941,246
CME Lean Hogs Futures	2.11%	2,441,922
LME Lead Futures	0.74%	860,532
LME Nickel Futures	2.00%	2,310,016
LME Zinc Futures	1.98%	2,284,128

283

DFA Commodity Strategy Portfolio
CONTINUED
Futures Contract	% of Index	Notional Amount
NYMEX Henry Hub Natural Gas Futures	6.18%	7,149,341
ICE Gasoil Futures	5.48%	6,336,402
CBOT Soybean Futures	4.93%	5,704,197
NYBOT CSC No. 11 World Sugar Futures	1.90%	2,193,411
COMEX Silver Futures	3.10%	3,581,812
CBOT Soybean Meal Futures	2.52%	2,917,956
CBOT Wheat Futures	2.21%	2,549,655
NYMEX Reformulated Gasoline Blend Futures	4.12%	4,760,203
Total Notional Amount		$ 115,599,524
(2) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.49%	$ 4,142,299
CBOT Corn Futures	4.80%	5,700,734
ICE Cocoa Futures	0.85%	1,003,397
NYMEX Light Sweet Crude Oil Futures	9.62%	11,427,243
ICE Brent Crude Oil Futures	11.17%	13,249,973
NYBOT CTN No. 2 Cotton Futures	1.65%	1,961,839
COMEX Gold 100 Troy Oz. Futures	12.74%	15,108,978
COMEX Copper Futures	5.31%	6,300,016
NYMEX NY Harbor ULSD Futures	3.40%	4,034,690
NYBOT CSC 'C' Coffee Futures	1.81%	2,151,039
KCBT Hard Red Winter Wheat Futures	1.91%	2,267,878
LME Primary Aluminum Futures	3.67%	4,358,106
CME Live Cattle Futures	3.34%	3,969,661
CME Lean Hogs Futures	1.80%	2,138,133
LME Lead Futures	0.74%	876,603
LME Nickel Futures	1.98%	2,355,946
LME Zinc Futures	1.96%	2,326,783
NYMEX Henry Hub Natural Gas Futures	6.15%	7,298,924
ICE Gasoil Futures	4.53%	5,378,941
CBOT Soybean Futures	4.90%	5,822,614
NYBOT CSC No. 11 World Sugar Futures	2.35%	2,793,292
COMEX Silver Futures	3.07%	3,650,108
CBOT Soybean Meal Futures	2.50%	2,972,447
CBOT Wheat Futures	2.73%	3,246,585
NYMEX Reformulated Gasoline Blend Futures	3.53%	4,192,909
Total Notional Amount		$ 118,729,138
(3) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.49%	$ 3,708,808
CBOT Corn Futures	4.80%	5,104,152
ICE Cocoa Futures	0.85%	898,392
NYMEX Light Sweet Crude Oil Futures	9.62%	10,231,383
ICE Brent Crude Oil Futures	11.17%	11,863,365

284

DFA Commodity Strategy Portfolio
CONTINUED
Futures Contract	% of Index	Notional Amount
NYBOT CTN No. 2 Cotton Futures	1.65%	1,756,532
COMEX Gold 100 Troy Oz. Futures	12.74%	13,527,824
COMEX Copper Futures	5.31%	5,640,719
NYMEX NY Harbor ULSD Futures	3.40%	3,612,460
NYBOT CSC 'C' Coffee Futures	1.81%	1,925,933
KCBT Hard Red Winter Wheat Futures	1.91%	2,030,545
LME Primary Aluminum Futures	3.67%	3,902,030
CME Live Cattle Futures	3.34%	3,554,236
CME Lean Hogs Futures	1.80%	1,914,378
LME Lead Futures	0.74%	784,866
LME Nickel Futures	1.98%	2,109,396
LME Zinc Futures	1.96%	2,083,285
NYMEX Henry Hub Natural Gas Futures	6.15%	6,535,092
ICE Gasoil Futures	4.53%	4,816,035
CBOT Soybean Futures	4.90%	5,213,278
NYBOT CSC No. 11 World Sugar Futures	2.35%	2,500,974
COMEX Silver Futures	3.07%	3,268,125
CBOT Soybean Meal Futures	2.50%	2,661,380
CBOT Wheat Futures	2.73%	2,906,830
NYMEX Reformulated Gasoline Blend Futures	3.53%	3,754,122
Total Notional Amount		$ 106,304,140
(4) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.55%	$ 5,483,052
CBOT Corn Futures	3.87%	5,990,215
ICE Cocoa Futures	0.68%	1,054,977
NYMEX Light Sweet Crude Oil Futures	11.65%	18,006,119
ICE Brent Crude Oil Futures	12.26%	18,945,016
NYBOT CTN No. 2 Cotton Futures	1.65%	2,557,492
COMEX Gold 100 Troy Oz. Futures	10.19%	15,752,861
COMEX Copper Futures	4.28%	6,624,235
NYMEX NY Harbor ULSD Futures	4.11%	6,357,536
NYBOT CSC 'C' Coffee Futures	1.83%	2,824,527
KCBT Hard Red Winter Wheat Futures	1.54%	2,384,745
LME Primary Aluminum Futures	3.71%	5,738,092
CME Live Cattle Futures	3.41%	5,271,890
CME Lean Hogs Futures	2.11%	3,266,364
LME Lead Futures	0.74%	1,151,065
LME Nickel Futures	2.00%	3,089,923
LME Zinc Futures	1.98%	3,055,295
NYMEX Henry Hub Natural Gas Futures	6.18%	9,563,101
ICE Gasoil Futures	5.48%	8,475,698
CBOT Soybean Futures	4.93%	7,630,049
NYBOT CSC No. 11 World Sugar Futures	1.90%	2,933,950
COMEX Silver Futures	3.10%	4,791,103
CBOT Soybean Meal Futures	2.52%	3,903,116
CBOT Wheat Futures	2.21%	3,410,470
NYMEX Reformulated Gasoline Blend Futures	4.12%	6,367,343
Total Notional Amount		$ 154,628,234

285

DFA Commodity Strategy Portfolio
CONTINUED
(5) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.55%	$ 5,181,750
CBOT Corn Futures	3.87%	5,661,044
ICE Cocoa Futures	0.68%	997,004
NYMEX Light Sweet Crude Oil Futures	11.65%	17,016,657
ICE Brent Crude Oil Futures	12.26%	17,903,960
NYBOT CTN No. 2 Cotton Futures	1.65%	2,416,954
COMEX Gold 100 Troy Oz. Futures	10.19%	14,887,217
COMEX Copper Futures	4.28%	6,260,223
NYMEX NY Harbor ULSD Futures	4.11%	6,008,179
NYBOT CSC 'C' Coffee Futures	1.83%	2,669,315
KCBT Hard Red Winter Wheat Futures	1.54%	2,253,699
LME Primary Aluminum Futures	3.71%	5,422,775
CME Live Cattle Futures	3.41%	4,982,191
CME Lean Hogs Futures	2.11%	3,086,872
LME Lead Futures	0.74%	1,087,813
LME Nickel Futures	2.00%	2,920,127
LME Zinc Futures	1.98%	2,887,402
NYMEX Henry Hub Natural Gas Futures	6.18%	9,037,594
ICE Gasoil Futures	5.48%	8,009,946
CBOT Soybean Futures	4.93%	7,210,766
NYBOT CSC No. 11 World Sugar Futures	1.90%	2,772,725
COMEX Silver Futures	3.10%	4,527,825
CBOT Soybean Meal Futures	2.52%	3,688,634
CBOT Wheat Futures	2.21%	3,223,059
NYMEX Reformulated Gasoline Blend Futures	4.12%	6,017,448
Total Notional Amount		$ 146,131,179
(6) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.49%	$ 1,790,382
CBOT Corn Futures	4.80%	2,463,968
ICE Cocoa Futures	0.85%	433,688
NYMEX Light Sweet Crude Oil Futures	9.62%	4,939,077
ICE Brent Crude Oil Futures	11.17%	5,726,896
NYBOT CTN No. 2 Cotton Futures	1.65%	847,945
COMEX Gold 100 Troy Oz. Futures	12.74%	6,530,394
COMEX Copper Futures	5.31%	2,722,989
NYMEX NY Harbor ULSD Futures	3.40%	1,743,871
NYBOT CSC 'C' Coffee Futures	1.81%	929,721
KCBT Hard Red Winter Wheat Futures	1.91%	980,221
LME Primary Aluminum Futures	3.67%	1,883,658
CME Live Cattle Futures	3.34%	1,715,765
CME Lean Hogs Futures	1.80%	924,143
LME Lead Futures	0.74%	378,885
LME Nickel Futures	1.98%	1,018,286
LME Zinc Futures	1.96%	1,005,681
NYMEX Henry Hub Natural Gas Futures	6.15%	3,154,737
ICE Gasoil Futures	4.53%	2,324,883

286

DFA Commodity Strategy Portfolio
CONTINUED
Futures Contract	% of Index	Notional Amount
CBOT Soybean Futures	4.90%	2,516,647
NYBOT CSC No. 11 World Sugar Futures	2.35%	1,207,315
COMEX Silver Futures	3.07%	1,577,648
CBOT Soybean Meal Futures	2.50%	1,284,749
CBOT Wheat Futures	2.73%	1,403,237
NYMEX Reformulated Gasoline Blend Futures	3.53%	1,812,257
Total Notional Amount		$ 51,317,043
(7) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.49%	$ 5,069,484
CBOT Corn Futures	4.80%	6,976,749
ICE Cocoa Futures	0.85%	1,227,991
NYMEX Light Sweet Crude Oil Futures	9.62%	13,985,044
ICE Brent Crude Oil Futures	11.17%	16,215,762
NYBOT CTN No. 2 Cotton Futures	1.65%	2,400,964
COMEX Gold 100 Troy Oz. Futures	12.74%	18,490,876
COMEX Copper Futures	5.31%	7,710,170
NYMEX NY Harbor ULSD Futures	3.40%	4,937,788
NYBOT CSC 'C' Coffee Futures	1.81%	2,632,513
KCBT Hard Red Winter Wheat Futures	1.91%	2,775,505
LME Primary Aluminum Futures	3.67%	5,333,596
CME Live Cattle Futures	3.34%	4,858,204
CME Lean Hogs Futures	1.80%	2,616,719
LME Lead Futures	0.74%	1,072,816
LME Nickel Futures	1.98%	2,883,286
LME Zinc Futures	1.96%	2,847,595
NYMEX Henry Hub Natural Gas Futures	6.15%	8,932,668
ICE Gasoil Futures	4.53%	6,582,929
CBOT Soybean Futures	4.90%	7,125,910
NYBOT CSC No. 11 World Sugar Futures	2.35%	3,418,525
COMEX Silver Futures	3.07%	4,467,125
CBOT Soybean Meal Futures	2.50%	3,637,780
CBOT Wheat Futures	2.73%	3,973,279
NYMEX Reformulated Gasoline Blend Futures	3.53%	5,131,423
Total Notional Amount		$ 145,304,701
(8) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.55%	$ 4,797,891
CBOT Corn Futures	3.87%	5,241,679
ICE Cocoa Futures	0.68%	923,147
NYMEX Light Sweet Crude Oil Futures	11.65%	15,756,077
ICE Brent Crude Oil Futures	12.26%	16,577,650
NYBOT CTN No. 2 Cotton Futures	1.65%	2,237,908
COMEX Gold 100 Troy Oz. Futures	10.19%	13,784,386

287

DFA Commodity Strategy Portfolio
CONTINUED
Futures Contract	% of Index	Notional Amount
COMEX Copper Futures	4.28%	5,796,471
NYMEX NY Harbor ULSD Futures	4.11%	5,563,099
NYBOT CSC 'C' Coffee Futures	1.83%	2,471,574
KCBT Hard Red Winter Wheat Futures	1.54%	2,086,747
LME Primary Aluminum Futures	3.71%	5,021,061
CME Live Cattle Futures	3.41%	4,613,115
CME Lean Hogs Futures	2.11%	2,858,200
LME Lead Futures	0.74%	1,007,229
LME Nickel Futures	2.00%	2,703,807
LME Zinc Futures	1.98%	2,673,506
NYMEX Henry Hub Natural Gas Futures	6.18%	8,368,097
ICE Gasoil Futures	5.48%	7,416,577
CBOT Soybean Futures	4.93%	6,676,599
NYBOT CSC No. 11 World Sugar Futures	1.90%	2,567,324
COMEX Silver Futures	3.10%	4,192,408
CBOT Soybean Meal Futures	2.52%	3,415,383
CBOT Wheat Futures	2.21%	2,984,298
NYMEX Reformulated Gasoline Blend Futures	4.12%	5,571,681
Total Notional Amount		$ 135,305,914
(9) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.49%	$ 9,613,577
CBOT Corn Futures	4.80%	13,230,440
ICE Cocoa Futures	0.85%	2,328,715
NYMEX Light Sweet Crude Oil Futures	9.62%	26,520,704
ICE Brent Crude Oil Futures	11.17%	30,750,954
NYBOT CTN No. 2 Cotton Futures	1.65%	4,553,097
COMEX Gold 100 Troy Oz. Futures	12.74%	35,065,392
COMEX Copper Futures	5.31%	14,621,273
NYMEX NY Harbor ULSD Futures	3.40%	9,363,834
NYBOT CSC 'C' Coffee Futures	1.81%	4,992,198
KCBT Hard Red Winter Wheat Futures	1.91%	5,263,362
LME Primary Aluminum Futures	3.67%	10,114,428
CME Live Cattle Futures	3.34%	9,212,913
CME Lean Hogs Futures	1.80%	4,962,246
LME Lead Futures	0.74%	2,034,447
LME Nickel Futures	1.98%	5,467,753
LME Zinc Futures	1.96%	5,400,070
NYMEX Henry Hub Natural Gas Futures	6.15%	16,939,570
ICE Gasoil Futures	4.53%	12,483,615
CBOT Soybean Futures	4.90%	13,513,304
NYBOT CSC No. 11 World Sugar Futures	2.35%	6,482,760
COMEX Silver Futures	3.07%	8,471,285
CBOT Soybean Meal Futures	2.50%	6,898,547
CBOT Wheat Futures	2.73%	7,534,775
NYMEX Reformulated Gasoline Blend Futures	3.53%	9,731,035
Total Notional Amount		$ 275,550,294

288

DFA Commodity Strategy Portfolio
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $293,758,032 or 20.8% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$2,506,898	—	$2,506,898
Bonds
Australia	—	80,063,024	—	80,063,024
Canada	—	125,221,459	—	125,221,459
France	—	13,123,215	—	13,123,215
Germany	—	27,429,192	—	27,429,192
Ireland	—	1,735,782	—	1,735,782
Japan	—	27,735,154	—	27,735,154
Netherlands	—	14,633,925	—	14,633,925
New Zealand	—	52,210,346	—	52,210,346
Singapore	—	21,700,742	—	21,700,742
Spain	—	2,997,576	—	2,997,576
Supranational Organization Obligations	—	78,326,235	—	78,326,235
Sweden	—	10,912,807	—	10,912,807
United Kingdom	—	21,338,602	—	21,338,602
United States	—	422,436,558	—	422,436,558
U.S. Treasury Obligations	—	137,541,963	—	137,541,963
Commercial Paper	—	121,229,229	—	121,229,229
Securities Lending Collateral	—	3,599,718	—	3,599,718
Total Investments in Securities	—	$1,164,742,425	—	$1,164,742,425
Financial Instruments
Assets
Forward Currency Contracts**	—	162,853	—	162,853
Futures Contracts**	$6,256,060	—	—	6,256,060
Swap Agreements**	—	28,763,694	—	28,763,694
Liabilities
Forward Currency Contracts**	—	(1,362,296)	—	(1,362,296)
Futures Contracts**	(1,605,435)	—	—	(1,605,435)
Total Financial Instruments	$4,650,625	$27,564,251	—	$32,214,876
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
289

DFA INVESTMENT DIMENSIONS GROUP INC.
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $3,522,099 of securities on loan)	$1,161,142,707
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $3,599,718)	3,599,718
Foreign Currencies at Value	146,222
Segregated Cash for Swaps Contracts	13,340,000
Cash	212,742,331
Receivables:
Dividends and Interest	6,563,005
Securities Lending Income	1,577
Fund Shares Sold	983,312
Futures Variation Margin	4,659,250
Unrealized Gain on Swap Contracts	28,763,694
Unrealized Gain on Forward Currency Contracts	162,853
Total Assets	1,432,104,669
LIABILITIES:
Payables:
Upon Return of Securities Loaned	3,600,432
Fund Shares Redeemed	1,323,514
Due to Advisor	309,560
Due to Directors'/Trustees'	17,975
Due to CCO	150
Due to Broker	13,340,000
Unrealized Loss on Forward Currency Contracts	1,362,296
Payable for Swap Contracts Payments	480,389
Accrued Expenses and Other Liabilities	100,621
Total Liabilities	20,534,937
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE D)
NET ASSETS	$1,411,569,732
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	230,015,606
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHAREЖ	$6.14
Investment Securities at Cost	$1,157,883,412
Foreign Currencies at Cost	$146,071
NET ASSETS CONSIST OF:
Paid-In Capital	$1,089,215,033
Total Distributable Earnings (Loss)	322,354,699
NET ASSETS	$1,411,569,732
(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
290

DFA INVESTMENT DIMENSIONS GROUP INC.
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

DFA Commodity Strategy Portfolio
Investment Income
Dividend Income from Affiliates	$182,306
Interest	22,804,256
Income from Securities Lending, Net	16,169
Total Investment Income	23,002,731
Expenses
Investment Management Fees	2,157,062
Accounting Fees	23,771
Custodian Fees	26,589
Transfer Agent Fees
Institutional Class Shares	2,950
Shareholder Servicing Fees
Institutional Class Shares	70,524
Filing Fees
Institutional Class Shares	23,436
Shareholders' Reports
Institutional Class Shares	28,947
Directors'/Trustees' Fees & Expenses	5,064
CCO Fees	343
Professional Fees	9,854
Other	25,619
Total Expenses	2,374,159
Fees Waived, Expenses Reimbursed by Advisor (Note D)	485,052
Net Expenses	1,889,107
Net Investment Income (Loss)	21,113,624
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	96,050
Affiliated Investment Companies Shares Sold	(530)
Futures	21,451,344
Swap Contracts	306,243,727
Foreign Currency Transactions	(1,482)
Forward Currency Contracts	(2,620,901)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,671,010
Futures	3,946,155
Swap Contracts	19,864,585
Translation of Foreign Currency-Denominated Amounts	16,368
Forward Currency Contracts.	(1,199,443)
Net Realized and Unrealized Gain (Loss)	350,466,883
Net Increase (Decrease) in Net Assets Resulting from Operations	$371,580,507
See accompanying Notes to Financial Statements.
291

DFA INVESTMENT DIMENSIONS GROUP INC.
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,113,624	$45,493,204
Net Realized Gain (Loss) on:
Investment Securities Sold	96,050	83,553
Affiliated Investment Companies Shares Sold	(530)	1,154
Futures	21,451,344	4,066,155
Swap Contracts	306,243,727	72,014,523
Foreign Currency Transactions	(1,482)	1,495
Forward Currency Contracts	(2,620,901)	75,186
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,671,010	819,482
Affiliated Investment Companies Shares	—	(46)
Futures	3,946,155	1,437,189
Swap Contracts	19,864,585	19,193,366
Translation of Foreign Currency-Denominated Amounts	16,368	200
Forward Currency Contracts	(1,199,443)	(21,636)
Net Increase (Decrease) in Net Assets Resulting from Operations	371,580,507	143,163,825
Distributions:
Institutional Class Shares	(94,291,236)	(36,897,916)
Capital Share Transactions (1):
Shares Issued	159,548,988	232,229,970
Shares Issued in Lieu of Cash Distributions	90,278,831	35,626,095
Shares Redeemed	(228,429,770)	(329,117,803)
Net Increase (Decrease) from Capital Share Transactions	21,398,049	(61,261,738)
Total Increase (Decrease) in Net Assets	298,687,320	45,003,536
Net Assets
Beginning of Period	1,112,882,412	1,067,878,876
End of Period	$1,411,569,732	$1,112,882,412
(1) Shares Issued and Redeemed:
Shares Issued	30,645,262	49,767,958
Shares Issued in Lieu of Cash Distributions	19,414,964	7,707,262
Shares Redeemed	(44,587,705)	(70,917,835)
Net Increase (Decrease) from Shares Issued and Redeemed	5,472,521	(13,442,615)
See accompanying Notes to Financial Statements.
292

DFA INVESTMENT DIMENSIONS GROUP INC.
CONSOLIDATED FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$4.96	$4.49	$4.67	$5.23	$7.26	$5.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.09	0.20	0.19	0.14	0.07	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	1.52	0.43	(0.22)	(0.33)	0.07	2.27
Total from Investment Operations	1.61	0.63	(0.03)	(0.19)	0.14	2.28
Less Distributions:
Net Investment Income	(0.43)	(0.16)	(0.15)	(0.37)	(2.17)	(0.02)
Total Distributions	(0.43)	(0.16)	(0.15)	(0.37)	(2.17)	(0.02)
Net Asset Value, End of Period	$6.14	$4.96	$4.49	$4.67	$5.23	$7.26
Total Return	35.18%(B)	14.34%	(0.54%)	(4.12%)	6.38%	45.67%
Net Assets, End of Period (thousands)	$1,411,570	$1,112,882	$1,067,879	$1,312,877	$1,690,089	$1,765,786
Ratio of Expenses to Average Net Assets	0.32%(C)	0.32%	0.32%	0.32%	0.30%	0.31%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40%(C)	0.39%	0.39%	0.39%	0.38%	0.40%
Ratio of Net Investment Income to Average Net Assets	3.54%(C)	4.25%	4.12%	2.85%	1.25%	0.24%
Portfolio Turnover Rate	11%(B)	69%	56%	36%	134%	114%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
293

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of April 30, 2026, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2
294

or Level 3 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolio and affiliated funds, is categorized as Level 2 in the hierarchy.
Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolio, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The
295

Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method.
5. Other: Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.
C. Basis for Consolidation:
The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.
To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.
As of April 30, 2026, the Portfolio held a $322,452,085 investment in the Subsidiary, representing 22.84% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
D. Investment Advisor:
The Advisor provides investment management services to the Portfolio. For the six months ended April 30, 2026, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously
296

assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2026, the Advisor did not recover previously waived fees/assumed expenses or waive fees/assume expenses pursuant to this Fee Waiver Agreement. As of April 30, 2026, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.
The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.
For the six months ended April 30, 2026, approximately $485,052 of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amount paid by the Fund to the CCO was $125,316.
E. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows:
DFA Commodity Strategy Portfolio	$11,998

F. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolio's transactions related to investment securities, other than short-term securities and in-kind redemptions, were as follows:
	U.S. Government Securities	Other Investment Securities
	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$13,002,309	$437,224,666	$49,033,883

For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$8,167,692	$204,078,496	$208,645,940	$(530)	—	$3,599,718	311,260	$182,306	—
Total	$8,167,692	$204,078,496	$208,645,940	$(530)	—	$3,599,718		$182,306	—
297

G. Federal Income Taxes:
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio
2024	$37,968,070	—	$37,968,070
2025	36,897,916	—	36,897,916

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$84,823,039	—	$(49,606,441)	$9,859,589	$45,076,187
For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
DFA Commodity Strategy Portfolio	$49,606,441
During the year ended October 31, 2025, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
DFA Commodity Strategy Portfolio	$194,161

298

As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$2,917,066,158	$3,796,021	$(1,679,595,892)	$(1,675,799,871)
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of other investments.
In accordance with GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzedthe Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Financial Instruments:
In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolio’s derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.
2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts in an attempt to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.
3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.
299

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.
The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.
An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.
Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio).
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing
300

does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
Futures Activities:
The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.
5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the
301

writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.
The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$127,067,464	$110,329,559	$1,111,737,685

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
***	Average Notional Value of agreements.
The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of  April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (1)	Commodity Futures Contracts *,(2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$35,182,607	$162,853	$6,256,060	$28,763,694

Liability Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (4)	Commodity Futures Contracts
DFA Commodity Strategy Portfolio	$(2,967,731)	$(1,362,296)	$(1,605,435)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Variation Margin.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Consolidated Statement of Assets and Liabilities.
302

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$325,074,170	$(2,620,901)	$21,451,344	$306,243,727

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$22,611,297	$(1,199,443)	$3,946,155	$19,864,585

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
303

The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2026:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA Commodity Strategy Portfolio
Bank of America Corp.	$8,090,377	—	$(7,453,847)	—	$636,530
Royal Bank of Canada	4,801,081	$(809,395)	—	$(3,991,686)	—
Australia and New Zealand Bank	41,517	—	—	—	41,517
Citibank, N.A.	6,182,864	(390,565)	—	(5,600,000)	192,299
Societe Generale	—	—	—	—	—
UBS AG	5,896,202	(27,879)	(5,111,915)	—	756,408
BNP Paribas	3,914,506	—	—	—	3,914,506
Total	$28,926,547	$(1,227,839)	$(12,565,762)	$(9,591,686)	$5,541,260

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA Commodity Strategy Portfolio
Bank of America Corp.	—	—	—	—	—
Royal Bank of Canada	$809,395	$(809,395)	—	—	—
Australia and New Zealand Bank	—	—	—	—	—
Citibank, N.A.	390,565	(390,565)	—	—	—
Societe Generale	134,457	—	—	—	$134,457
UBS AG	27,879	(27,879)	—	—	—
BNP Paribas	—	—	—	—	—
Total	$1,362,296	$(1,227,839)	—	—	$134,457

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statements of Assets and Liabilities.

I. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
304

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2026.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolio did not use the interfund lending program during the six months ended April 30, 2026.
J. Securities Lending:
As of April 30, 2026, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
305

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolio's chief operating decision maker ("CODM"). The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. The Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by the Portfolio’s investment objective and principal investment strategies, as described in the Portfolio’s prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
M. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
N. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolio's performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA Commodity Strategy Portfolio	4	77%	0%
The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio's financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
O. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
306

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (10.9%)
	Alphabet, Inc. (GOOG US), Class C	1,064,191	$406,457,110
	Alphabet, Inc. (GOOGL US), Class A	1,324,775	509,773,420
	AT&T, Inc.	1,592,772	41,619,132
#*	Charter Communications, Inc., Class A	19,517	3,223,623
	Comcast Corp., Class A	816,705	22,083,703
#*	EchoStar Corp., Class A	30,770	3,789,018
	Electronic Arts, Inc.	51,126	10,346,369
	Fox Corp. (FOX US), Class B	32,358	1,845,053
#	Fox Corp. (FOXA US), Class A	45,875	2,912,604
#*	Live Nation Entertainment, Inc.	36,241	5,723,903
	Meta Platforms, Inc., Class A	497,703	304,549,443
*	Netflix, Inc.	961,168	89,974,936
#	News Corp. (NWS US), Class B	26,804	816,986
	News Corp. (NWSA US), Class A	82,321	2,166,689
	Omnicom Group, Inc.	71,661	5,497,832
#	Paramount Skydance Corp., Class B	73,900	756,736
*	Take-Two Interactive Software, Inc.	39,593	8,463,400
	TKO Group Holdings, Inc.	14,819	2,757,668
	T-Mobile U.S., Inc.	107,795	21,073,922
*	Trade Desk, Inc., Class A	101,990	2,405,944
	Verizon Communications, Inc.	958,588	46,040,982
	Walt Disney Co.	402,950	41,806,062
*	Warner Bros Discovery, Inc.	563,433	15,240,863
TOTAL COMMUNICATION SERVICES			1,549,325,398
CONSUMER DISCRETIONARY — (9.8%)
*	Airbnb, Inc., Class A	96,240	13,508,246
*	Amazon.com, Inc.	2,222,797	589,174,573
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Aptiv PLC	48,041	$2,894,951
*	AutoZone, Inc.	3,767	13,953,081
	Best Buy Co., Inc.	44,538	2,694,104
	Booking Holdings, Inc.	183,429	30,882,106
	Carnival Corp.	292,490	7,753,910
#*	Carvana Co.	32,082	12,698,056
*	Chipotle Mexican Grill, Inc.	297,708	10,119,095
	Darden Restaurants, Inc.	26,319	5,278,539
*	Deckers Outdoor Corp.	32,447	3,316,083
	Domino's Pizza, Inc.	7,125	2,418,367
*	DoorDash, Inc., Class A	84,935	14,324,288
	DR Horton, Inc.	61,585	9,475,468
	eBay, Inc.	102,588	10,615,806
	Expedia Group, Inc.	26,588	6,603,662
	Ford Motor Co.	890,385	10,755,851
	Garmin Ltd.	37,290	9,365,011
	General Motors Co.	205,347	15,789,131
	Genuine Parts Co.	31,641	3,392,864
	Hasbro, Inc.	30,276	2,901,652
	Hilton Worldwide Holdings, Inc.	52,118	16,889,880
	Home Depot, Inc.	226,647	74,521,534
	Las Vegas Sands Corp.	69,721	3,807,464
	Lennar Corp. (LEN US), Class A	49,322	4,453,777
	Lowe's Cos., Inc.	127,782	30,513,064
*	Lululemon Athletica, Inc.	24,550	3,380,535
	Marriott International, Inc., Class A	50,008	18,087,393
	McDonald's Corp.	162,052	47,576,847
*	MGM Resorts International	43,858	1,707,830
	NIKE, Inc., Class B	271,514	12,044,361
*	Norwegian Cruise Line Holdings Ltd.	102,384	1,861,341
*	NVR, Inc.	633	3,997,946
*	O'Reilly Automotive, Inc.	191,207	19,005,976
	Pool Corp.	7,350	1,567,902
	PulteGroup, Inc.	43,920	5,374,051
	Ralph Lauren Corp.	8,853	3,175,040
	Ross Stores, Inc.	73,491	16,740,515
	Royal Caribbean Cruises Ltd.	57,132	15,069,136

307

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Starbucks Corp.	258,991	$27,279,522
	Tapestry, Inc.	46,009	6,673,145
*	Tesla, Inc.	640,022	244,251,596
	TJX Cos., Inc.	252,543	39,586,115
	Tractor Supply Co.	121,032	4,248,223
*	Ulta Beauty, Inc.	10,075	5,415,111
	Williams-Sonoma, Inc.	27,202	4,929,274
	Wynn Resorts Ltd.	19,124	2,048,372
	Yum! Brands, Inc.	63,449	10,129,633
TOTAL CONSUMER DISCRETIONARY			1,402,250,427
CONSUMER STAPLES — (4.9%)
	Altria Group, Inc.	381,738	27,733,266
	Archer-Daniels-Midland Co.	109,744	8,180,318
#	Brown-Forman Corp. (BFB US), Class B	39,772	1,024,924
	Bunge Global SA	30,393	3,862,039
#	Campbell's Co.	45,947	955,238
	Casey's General Stores, Inc.	8,003	6,579,666
	Church & Dwight Co., Inc.	54,104	5,251,334
	Clorox Co.	27,661	2,667,627
	Coca-Cola Co.	880,467	69,345,581
	Colgate-Palmolive Co.	183,307	15,647,086
	Conagra Brands, Inc.	107,920	1,548,652
	Constellation Brands, Inc., Class A	32,255	5,050,488
	Costco Wholesale Corp.	101,008	102,475,646
	Dollar General Corp.	50,051	5,799,910
*	Dollar Tree, Inc.	42,272	4,105,034
	Estee Lauder Cos., Inc., Class A	56,367	4,323,913
	General Mills, Inc.	121,817	4,301,358
	Hershey Co.	33,717	6,262,596
	Hormel Foods Corp.	65,279	1,401,540
	J.M. Smucker Co.	24,401	2,392,030
	Kenvue, Inc.	433,888	7,606,057
	Keurig Dr. Pepper, Inc.	309,448	9,097,771
#	Kimberly-Clark Corp.	75,486	7,430,087
	Kraft Heinz Co.	192,798	4,368,803
	Kroger Co.	133,084	9,059,028
	McCormick & Co., Inc. (MKC US)	56,766	2,885,983
	Molson Coors Beverage Co., Class B	39,285	1,679,041
	Mondelez International, Inc., Class A	291,269	17,895,567
*	Monster Beverage Corp.	162,587	12,530,580
		Shares	Value†
CONSUMER STAPLES — (Continued)
	PepsiCo, Inc.	310,885	$49,272,164
	Philip Morris International, Inc.	354,016	58,437,421
	Procter & Gamble Co.	529,094	77,824,436
	Sysco Corp.	108,844	8,131,735
	Target Corp.	103,208	13,391,238
	Tyson Foods, Inc., Class A	64,583	4,137,833
»	Walgreens Boots Alliance, Inc.	164,570	87,222
	Walmart, Inc.	997,743	131,632,234
TOTAL CONSUMER STAPLES			694,375,446
ENERGY — (3.4%)
#	APA Corp.	80,486	3,278,195
	Baker Hughes Co.	224,455	15,637,780
	Chevron Corp.	426,760	82,496,975
	ConocoPhillips	278,433	35,021,303
	Coterra Energy, Inc.	173,957	6,246,796
	Devon Energy Corp.	141,748	7,281,595
	Diamondback Energy, Inc.	42,508	8,740,920
	EOG Resources, Inc.	123,199	17,318,083
	EQT Corp.	142,011	8,532,021
	Expand Energy Corp.	54,265	5,543,170
	Exxon Mobil Corp.	951,145	146,790,208
	Halliburton Co.	190,341	8,051,424
	Kinder Morgan, Inc.	444,084	14,597,041
	Marathon Petroleum Corp.	66,984	16,631,457
	Occidental Petroleum Corp.	164,171	9,945,479
	ONEOK, Inc.	143,491	13,267,178
	Phillips 66	91,832	16,451,703
	SLB Ltd.	340,103	19,345,059
	Targa Resources Corp.	48,669	12,657,833
	Texas Pacific Land Corp.	13,166	5,841,359
	Valero Energy Corp.	69,253	17,491,923
	Williams Cos., Inc.	278,399	21,244,628
TOTAL ENERGY			492,412,130
FINANCIALS — (11.9%)
	Aflac, Inc.	105,833	12,030,037
	Allstate Corp.	58,961	12,809,867
	American Express Co.	121,759	39,334,245
	American International Group, Inc.	122,364	9,152,827
	Ameriprise Financial, Inc.	20,869	9,908,392
	Aon PLC, Class A	48,799	15,208,208

308

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Apollo Global Management, Inc.	105,304	$13,554,731
*	Arch Capital Group Ltd.	81,576	7,705,669
#	ARES Management Corp., Class A	46,803	5,494,672
	Arthur J Gallagher & Co.	58,355	12,044,472
	Assurant, Inc.	11,188	2,643,389
	Bank of America Corp.	1,510,662	80,759,990
	Bank of New York Mellon Corp.	156,539	21,034,145
*	Berkshire Hathaway, Inc., Class B	417,319	197,642,278
	Blackrock, Inc.	32,852	35,007,091
	Blackstone, Inc.	170,279	21,383,637
*	Block, Inc.	125,054	8,817,557
	Brown & Brown, Inc.	66,612	4,006,712
	Capital One Financial Corp.	142,372	27,235,764
	Cboe Global Markets, Inc.	23,806	7,143,943
	Charles Schwab Corp.	379,489	34,776,372
	Chubb Ltd.	82,839	27,088,353
	Cincinnati Financial Corp.	35,393	5,790,295
	Citigroup, Inc.	397,751	50,904,173
	Citizens Financial Group, Inc.	96,284	6,263,274
	CME Group, Inc.	82,166	23,649,018
*	Coinbase Global, Inc., Class A	50,983	9,573,078
*	Corpay, Inc.	15,844	4,855,711
#	Erie Indemnity Co., Class A	5,945	1,301,539
	Everest Group Ltd.	9,236	3,295,035
	FactSet Research Systems, Inc.	8,216	1,869,797
	Fidelity National Information Services, Inc.	118,164	5,498,171
	Fifth Third Bancorp	205,338	10,422,957
*	Fiserv, Inc.	122,586	7,680,013
	Franklin Resources, Inc.	71,094	2,130,687
	Global Payments, Inc.	54,836	3,945,999
	Globe Life, Inc.	18,216	2,810,729
	Goldman Sachs Group, Inc.	68,215	63,014,971
	Hartford Insurance Group, Inc.	63,787	8,726,699
	Huntington Bancshares, Inc.	462,643	7,753,897
		Shares	Value†
FINANCIALS — (Continued)
	Interactive Brokers Group, Inc., Class A	100,955	$8,025,922
	Intercontinental Exchange, Inc.	129,037	20,399,459
	Invesco Ltd.	102,443	2,685,031
	Jack Henry & Associates, Inc.	16,720	2,570,700
	JPMorgan Chase & Co.	613,604	192,199,181
	KeyCorp	214,129	4,734,392
	KKR & Co., Inc.	155,691	16,244,799
	Loews Corp.	38,218	4,303,729
	M&T Bank Corp.	34,679	7,581,870
	Marsh & McLennan Cos., Inc.	110,083	18,462,020
	Mastercard, Inc., Class A	185,307	93,194,596
	MetLife, Inc.	125,306	10,037,011
	Moody's Corp.	34,900	16,118,565
	Morgan Stanley	273,837	52,190,594
	MSCI, Inc.	16,795	9,932,731
	Nasdaq, Inc.	102,333	9,405,426
	Northern Trust Corp.	42,593	7,084,920
	PayPal Holdings, Inc.	210,446	10,551,762
	PNC Financial Services Group, Inc.	89,146	19,879,558
	Principal Financial Group, Inc.	44,533	4,493,825
	Progressive Corp.	133,164	26,803,250
	Prudential Financial, Inc.	79,128	7,763,248
	Raymond James Financial, Inc.	39,959	6,326,309
	Regions Financial Corp.	198,408	5,664,548
*	Robinhood Markets, Inc., Class A	180,241	13,137,766
	S&P Global, Inc.	69,710	30,061,043
	State Street Corp.	63,271	9,670,340
	Synchrony Financial	79,454	6,054,395
#	T. Rowe Price Group, Inc.	49,518	5,094,412
	Travelers Cos., Inc.	49,097	14,981,459
	Truist Financial Corp.	286,604	14,760,106
#	U.S. Bancorp	353,433	20,025,514
	Visa, Inc., Class A	382,639	126,209,648
	W.R. Berkley Corp.	67,118	4,485,496
	Wells Fargo & Co.	703,108	57,816,571
	Willis Towers Watson PLC	21,514	5,511,887
TOTAL FINANCIALS			1,688,730,477
HEALTH CARE — (8.4%)
	Abbott Laboratories	395,441	35,902,088

309

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	AbbVie, Inc.	402,367	$85,028,194
††	Abiomed, Inc.	13,246	206,770
	Agilent Technologies, Inc.	63,977	7,392,542
*	Align Technology, Inc.	15,027	2,644,902
	Amgen, Inc.	122,639	42,463,754
	Baxter International, Inc.	117,977	2,074,036
	Becton Dickinson & Co.	65,071	9,698,182
*	Biogen, Inc.	33,133	6,271,414
	Bio-Techne Corp.	35,914	1,986,763
*	Boston Scientific Corp.	337,145	19,422,923
	Bristol-Myers Squibb Co.	462,713	28,035,781
	Cardinal Health, Inc.	53,288	10,278,189
	Cencora, Inc.	44,220	13,620,202
*	Centene Corp.	107,343	5,763,246
*	Charles River Laboratories International, Inc.	11,164	1,864,053
	Cigna Group	59,860	17,394,119
*	Cooper Cos., Inc.	44,991	2,829,934
	CVS Health Corp.	289,751	24,133,361
	Danaher Corp.	143,294	25,642,461
#*	DaVita, Inc.	7,769	1,205,283
*	Dexcom, Inc.	87,572	5,214,913
*	Edwards Lifesciences Corp.	132,041	11,025,424
	Elevance Health, Inc.	50,158	18,880,474
	Eli Lilly & Co.	180,348	168,553,241
*	GE HealthCare Technologies, Inc.	103,962	6,325,048
	Gilead Sciences, Inc.	282,245	36,928,936
	HCA Healthcare, Inc.	35,576	15,455,993
*	Henry Schein, Inc.	22,951	1,711,915
»	Hologic, Inc.	50,310	503
	Humana, Inc.	27,610	6,528,108
*	IDEXX Laboratories, Inc.	18,086	10,142,629
*	Incyte Corp.	38,311	3,649,889
*	Insulet Corp.	16,146	2,779,372
*	Intuitive Surgical, Inc.	80,726	36,941,025
*	IQVIA Holdings, Inc.	38,582	6,110,231
	Johnson & Johnson	548,521	126,077,552
	Labcorp Holdings, Inc.	18,851	4,840,937
	McKesson Corp.	27,883	22,730,222
	Medtronic PLC	291,606	23,611,338
	Merck & Co., Inc.	565,096	61,697,181
*	Mettler-Toledo International, Inc.	4,629	5,909,428
#*	Moderna, Inc.	79,279	3,642,077
	Pfizer, Inc.	1,294,090	34,552,203
	Quest Diagnostics, Inc.	25,018	4,858,496
		Shares	Value†
HEALTH CARE — (Continued)
	Regeneron Pharmaceuticals, Inc.	22,957	$16,231,976
	ResMed, Inc.	32,922	7,039,053
#	Revvity, Inc.	25,985	2,250,821
*	Solventum Corp.	33,545	2,259,591
	STERIS PLC	22,205	4,815,820
	Stryker Corp.	78,309	24,677,515
	Thermo Fisher Scientific, Inc.	85,536	40,968,323
	UnitedHealth Group, Inc.	206,092	76,352,964
	Universal Health Services, Inc., Class B	12,690	2,135,346
*	Vertex Pharmaceuticals, Inc.	57,689	24,655,125
	Viatris, Inc.	261,897	3,912,741
*	Waters Corp.	22,151	6,849,754
	West Pharmaceutical Services, Inc.	16,318	4,856,074
	Zimmer Biomet Holdings, Inc.	45,017	3,710,751
	Zoetis, Inc.	95,634	10,995,041
TOTAL HEALTH CARE			1,193,736,227
INDUSTRIALS — (8.7%)
	3M Co.	119,745	17,545,037
#	A.O. Smith Corp.	26,338	1,628,742
	Allegion PLC	19,263	2,648,277
	AMETEK, Inc.	52,519	12,368,225
	Automatic Data Processing, Inc.	91,488	19,389,967
*	Axon Enterprise, Inc.	17,999	7,231,278
*	Boeing Co.	178,511	40,884,374
	Broadridge Financial Solutions, Inc.	26,627	4,100,025
*	Builders FirstSource, Inc.	25,554	2,021,066
	Carrier Global Corp.	177,953	11,953,103
	Caterpillar, Inc.	105,922	94,282,231
	CH Robinson Worldwide, Inc.	27,013	4,911,234
	Cintas Corp.	77,605	13,558,370
	Comfort Systems USA, Inc.	7,986	14,696,237
*	Copart, Inc.	201,664	6,677,095
	CSX Corp.	423,507	19,239,923
	Cummins, Inc.	31,411	21,077,095
	Deere & Co.	57,297	33,797,781
	Delta Air Lines, Inc.	148,401	10,089,784
	Dover Corp.	30,828	6,979,767
	Eaton Corp. PLC	88,323	38,244,742

310

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	EMCOR Group, Inc.	10,144	$9,045,100
	Emerson Electric Co.	127,994	17,975,477
	Equifax, Inc.	27,317	4,751,519
	Expeditors International of Washington, Inc.	30,361	4,490,088
	Fastenal Co.	262,133	11,777,636
	FedEx Corp.	49,190	19,838,819
	Fortive Corp.	71,637	4,283,176
	GE Vernova, Inc.	61,307	66,423,682
*	Generac Holdings, Inc.	13,142	3,406,801
	General Dynamics Corp.	57,668	19,855,092
	General Electric Co.	238,734	69,216,149
	Honeywell International, Inc.	144,570	30,985,688
	Howmet Aerospace, Inc.	91,253	22,178,129
	Hubbell, Inc.	12,070	6,133,612
	Huntington Ingalls Industries, Inc.	9,014	3,283,710
	IDEX Corp.	16,881	3,677,526
	Illinois Tool Works, Inc.	59,576	15,371,204
	Ingersoll Rand, Inc.	81,357	6,497,170
	Jacobs Solutions, Inc.	26,514	3,431,177
	JB Hunt Transport Services, Inc.	16,938	4,260,415
	Johnson Controls International PLC	139,256	20,335,554
	L3Harris Technologies, Inc.	42,589	13,651,904
	Leidos Holdings, Inc.	29,095	4,341,556
	Lennox International, Inc.	7,240	3,872,604
	Lockheed Martin Corp.	46,120	23,888,776
	Masco Corp.	45,756	3,286,196
	Nordson Corp.	12,085	3,485,918
	Norfolk Southern Corp.	51,215	16,175,233
	Northrop Grumman Corp.	30,349	17,586,639
	Old Dominion Freight Line, Inc.	41,771	8,873,414
	Otis Worldwide Corp.	87,825	6,839,811
	PACCAR, Inc.	119,482	14,194,462
	Parker-Hannifin Corp.	28,697	26,097,626
	Paychex, Inc.	73,717	6,828,406
	Pentair PLC	37,360	3,015,326
	Quanta Services, Inc.	33,993	24,739,086
	Republic Services, Inc.	45,655	9,551,939
		Shares	Value†
INDUSTRIALS — (Continued)
	Rockwell Automation, Inc.	25,489	$10,422,707
	Rollins, Inc.	66,043	3,680,576
	RTX Corp.	305,525	53,793,787
	Snap-on, Inc.	11,881	4,555,175
	Southwest Airlines Co.	112,306	4,258,644
	Stanley Black & Decker, Inc.	35,371	2,764,597
	Textron, Inc.	39,589	3,798,960
	Trane Technologies PLC	50,374	24,811,210
	TransDigm Group, Inc.	12,847	14,902,263
*	Uber Technologies, Inc.	467,777	34,900,842
	Union Pacific Corp.	135,191	36,431,271
*	United Airlines Holdings, Inc.	73,321	6,598,890
	United Parcel Service, Inc., Class B	168,542	18,337,370
	United Rentals, Inc.	14,285	13,711,314
	Veralto Corp.	56,051	4,943,698
	Verisk Analytics, Inc.	31,483	5,808,299
	Vertiv Holdings Co., Class A	87,096	28,610,165
	Waste Management, Inc.	84,220	19,585,361
	Westinghouse Air Brake Technologies Corp.	38,878	10,492,783
	WW Grainger, Inc.	9,931	11,533,367
	Xylem, Inc.	55,075	6,507,662
TOTAL INDUSTRIALS			1,237,419,914
INFORMATION TECHNOLOGY — (34.5%)
	Accenture PLC, Class A	140,109	25,038,879
*	Adobe, Inc.	93,397	22,985,002
*	Advanced Micro Devices, Inc.	371,096	131,549,821
*	Akamai Technologies, Inc.	32,637	3,360,958
	Amphenol Corp., Class A	279,540	41,167,856
	Analog Devices, Inc.	111,155	44,713,210
	Apple, Inc.	3,340,462	906,434,364
	Applied Materials, Inc.	180,653	71,265,802
*	AppLovin Corp., Class A	61,700	27,539,795
*	Arista Networks, Inc.	235,109	40,605,675
*	Autodesk, Inc.	48,182	11,419,134
	Broadcom, Inc.	1,078,860	450,348,530
*	Cadence Design Systems, Inc.	62,048	20,450,400
	CDW Corp.	29,302	4,011,737

311

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ciena Corp.	32,067	$16,917,908
	Cisco Systems, Inc.	899,515	82,305,623
	Cognizant Technology Solutions Corp., Class A	109,071	5,769,856
*	Coherent Corp.	42,557	13,605,898
	Corning, Inc.	177,865	29,212,548
*	Crowdstrike Holdings, Inc., Class A	57,284	25,534,343
*	Datadog, Inc., Class A	75,037	9,919,141
	Dell Technologies, Inc., Class C	67,468	14,097,439
#*	EPAM Systems, Inc.	12,887	1,466,283
*	F5, Inc.	12,919	4,184,464
*	Fair Isaac Corp.	5,423	5,558,575
*	First Solar, Inc.	24,179	4,881,498
*	Fortinet, Inc.	143,990	12,139,797
#*	Gartner, Inc.	16,103	2,391,134
	Gen Digital, Inc.	125,633	2,423,461
*	GoDaddy, Inc., Class A	31,132	2,701,946
	Hewlett Packard Enterprise Co.	301,145	8,663,942
	HP, Inc.	207,275	4,323,757
*	Intel Corp.	1,068,415	100,943,849
	International Business Machines Corp.	212,757	49,142,612
	Intuit, Inc.	63,327	24,602,540
	Jabil, Inc.	23,913	8,070,398
*	Keysight Technologies, Inc.	39,128	13,691,278
	KLA Corp.	29,843	52,235,695
	Lam Research Corp.	284,241	73,294,384
#*	Lumentum Holdings, Inc.	16,207	14,623,900
	Microchip Technology, Inc.	122,704	11,400,429
	Micron Technology, Inc.	256,177	132,484,497
	Microsoft Corp.	1,689,609	688,988,758
	Monolithic Power Systems, Inc.	11,072	17,874,748
	Motorola Solutions, Inc.	37,637	16,523,772
	NetApp, Inc.	45,337	5,021,979
	NVIDIA Corp.	5,529,018	1,103,426,122
	NXP Semiconductors NV	57,085	16,759,585
*	ON Semiconductor Corp.	90,065	9,079,453
	Oracle Corp.	385,656	62,241,022
*	Palantir Technologies, Inc., Class A	519,935	72,328,158
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Palo Alto Networks, Inc.	184,111	$33,014,785
*	PTC, Inc.	26,914	3,668,378
	Qnity Electronics, Inc.	47,325	6,656,735
	QUALCOMM, Inc.	242,440	43,537,375
	Roper Technologies, Inc.	24,367	8,645,655
#	Salesforce, Inc.	213,105	37,619,426
*	Sandisk Corp.	33,621	36,865,763
	Seagate Technology Holdings PLC	49,647	33,444,205
*	ServiceNow, Inc.	237,981	21,016,102
#	Skyworks Solutions, Inc.	34,486	2,419,883
#*	Super Micro Computer, Inc.	112,891	3,093,213
*	Synopsys, Inc.	43,509	20,997,443
	TE Connectivity PLC	66,780	14,134,655
*	Teledyne Technologies, Inc.	10,645	6,875,073
	Teradyne, Inc.	35,602	12,228,219
	Texas Instruments, Inc.	206,462	58,032,339
*	Trimble, Inc.	54,423	3,663,756
*	Tyler Technologies, Inc.	9,878	3,369,781
	VeriSign, Inc.	18,865	5,068,271
	Western Digital Corp.	77,201	33,545,379
*	Workday, Inc., Class A	48,688	5,959,411
*	Zebra Technologies Corp., Class A	11,244	2,544,067
TOTAL INFORMATION TECHNOLOGY			4,916,121,869
MATERIALS — (1.9%)
	Air Products & Chemicals, Inc.	50,515	15,157,026
	Albemarle Corp.	26,568	5,225,925
#	Amcor PLC	104,473	3,974,153
	Avery Dennison Corp.	17,498	2,868,447
	Ball Corp.	60,427	3,690,881
	CF Industries Holdings, Inc.	35,264	4,379,789
	Corteva, Inc.	152,472	12,351,757
	CRH PLC (CRHCF US)	152,552	18,065,208
	Dow, Inc.	163,986	6,639,793
	DuPont de Nemours, Inc.	93,042	4,248,298
	Ecolab, Inc.	57,983	15,110,370
	Freeport-McMoRan, Inc.	327,701	18,934,564
	International Flavors & Fragrances, Inc.	58,005	4,071,951

312

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	International Paper Co.	121,149	$3,685,352
	Linde PLC	106,228	53,235,100
	LyondellBasell Industries NV, Class A	59,186	4,415,276
	Martin Marietta Materials, Inc.	13,729	8,499,212
	Mosaic Co.	72,151	1,678,954
	Newmont Corp.	248,527	27,608,864
	Nucor Corp.	52,183	11,756,308
	Packaging Corp. of America	20,370	4,347,976
	PPG Industries, Inc.	51,278	5,563,663
	Sherwin-Williams Co.	52,506	16,886,455
#	Smurfit Westrock PLC	118,031	4,531,210
	Steel Dynamics, Inc.	31,059	7,101,951
	Vulcan Materials Co.	30,168	9,102,892
TOTAL MATERIALS			273,131,375
REAL ESTATE — (1.9%)
	Alexandria Real Estate Equities, Inc.	34,852	1,411,855
	American Tower Corp.	106,646	19,485,291
	AvalonBay Communities, Inc.	32,241	5,900,103
	BXP, Inc.	33,200	1,940,872
	Camden Property Trust	23,575	2,475,846
*	CBRE Group, Inc., Class A	66,053	9,427,745
*	CoStar Group, Inc.	95,890	3,318,753
	Crown Castle, Inc.	99,413	8,825,886
	Digital Realty Trust, Inc.	73,839	14,837,209
	Equinix, Inc.	22,356	24,207,747
	Equity Residential	78,276	5,117,685
	Essex Property Trust, Inc.	14,579	3,837,339
	Extra Space Storage, Inc.	48,397	6,936,742
	Federal Realty Investment Trust	17,735	1,966,811
	Healthpeak Properties, Inc.	160,208	2,590,563
	Host Hotels & Resorts, Inc.	144,954	3,062,878
	Invitation Homes, Inc.	128,805	3,705,720
#	Iron Mountain, Inc.	67,425	8,494,876
	Kimco Realty Corp.	152,276	3,599,805
	Mid-America Apartment Communities, Inc.	26,450	3,416,811
	Prologis, Inc.	211,818	30,082,392
#	Public Storage	35,868	10,848,277
		Shares	Value†
REAL ESTATE — (Continued)
#	Realty Income Corp.	209,032	$13,428,216
	Regency Centers Corp.	37,558	2,923,890
	SBA Communications Corp.	24,033	5,316,100
	Simon Property Group, Inc.	73,809	15,035,631
	UDR, Inc.	68,902	2,503,899
	Ventas, Inc.	108,568	9,538,784
	VICI Properties, Inc.	241,646	7,056,063
	Welltower, Inc.	158,528	34,454,475
	Weyerhaeuser Co.	164,315	4,029,004
TOTAL REAL ESTATE			269,777,268
UTILITIES — (2.3%)
	AES Corp.	163,333	2,360,162
#	Alliant Energy Corp.	58,281	4,279,574
	Ameren Corp.	63,180	7,180,407
	American Electric Power Co., Inc.	122,887	16,849,037
	American Water Works Co., Inc.	44,252	5,682,842
	Atmos Energy Corp.	37,816	7,184,284
	CenterPoint Energy, Inc.	148,164	6,467,359
	CMS Energy Corp.	69,880	5,362,591
	Consolidated Edison, Inc.	81,994	9,141,511
	Constellation Energy Corp.	71,022	22,229,886
	Dominion Energy, Inc.	194,937	12,573,436
	DTE Energy Co.	47,291	7,173,572
	Duke Energy Corp.	176,927	22,920,893
	Edison International	88,129	6,124,084
#	Entergy Corp.	102,516	12,087,661
	Evergy, Inc.	52,242	4,327,727
	Eversource Energy	84,735	5,990,764
	Exelon Corp.	231,681	10,655,009
	FirstEnergy Corp.	118,284	5,620,856
	NextEra Energy, Inc.	474,083	46,403,244
	NiSource, Inc.	109,777	5,300,034
	NRG Energy, Inc.	48,545	7,552,631
#	PG&E Corp.	499,159	8,296,023
	Pinnacle West Capital Corp.	27,342	2,835,912
	PPL Corp.	168,074	6,292,691
	Public Service Enterprise Group, Inc.	114,075	9,315,364
	Sempra	148,676	14,142,061
	Southern Co.	250,806	24,252,940
	Vistra Corp.	72,255	11,404,729
	WEC Energy Group, Inc.	74,286	8,761,291

313

U.S. Large Company Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Xcel Energy, Inc.	134,474	$11,154,618
TOTAL UTILITIES		329,923,193
TOTAL COMMON STOCKS		14,047,203,724

MONEY MARKET FUNDS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	40,060,352	40,060,352
TOTAL INVESTMENT SECURITIES (Cost $3,166,509,005)			14,087,264,076
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	13,365,228	$154,568,866
TOTAL INVESTMENTS — (100.0%)
(Cost $3,321,077,871)			$14,241,832,942
As of April 30, 2026, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	122	06/18/26	$41,236,220	$44,186,875	$2,950,655
Total Futures Contracts			$41,236,220	$44,186,875	$2,950,655
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,549,325,398	—	—	$1,549,325,398
Consumer Discretionary	1,402,250,427	—	—	1,402,250,427
Consumer Staples	694,288,224	$87,222	—	694,375,446
Energy	492,412,130	—	—	492,412,130
Financials	1,688,730,477	—	—	1,688,730,477
Health Care	1,193,528,954	503	$206,770	1,193,736,227
Industrials	1,237,419,914	—	—	1,237,419,914
Information Technology	4,916,121,869	—	—	4,916,121,869
Materials	273,131,375	—	—	273,131,375
Real Estate	269,777,268	—	—	269,777,268
Utilities	329,923,193	—	—	329,923,193
Securities Lending Collateral	—	154,568,866	—	154,568,866
Money Market Funds	40,060,352	—	—	40,060,352
Total Investments in Securities	$14,086,969,581	$154,656,591	$206,770˂˃	$14,241,832,942

314

U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$2,950,655	—	—	$2,950,655
Total Financial Instruments	$2,950,655	—	—	$2,950,655
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
315

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $151,437,074 of securities on loan)	$14,087,264,076
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $154,568,866)	154,568,866
Segregated Cash for Futures Contracts	2,942,907
Receivables:
Dividends and Interest	5,873,053
Securities Lending Income	14,006
Fund Shares Sold	2,808,770
Futures Variation Margin	560,484
Prepaid Expenses and Other Assets	39,704
Total Assets	14,254,071,866
LIABILITIES:
Payables:
Upon Return of Securities Loaned	154,584,332
Investment Securities Purchased	785,606
Fund Shares Redeemed	4,655,006
Due to Advisor	572,401
Due to Directors'/Trustees'	231,878
Due to CCO	1,508
Accrued Expenses and Other Liabilities	367,993
Total Liabilities	161,198,724
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$14,092,873,142
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 294,499,659, $0.01 Par Value (1)Ж	$47.85
(1) NUMBER OF SHARES AUTHORIZED	900,000,000
Investment Securities at Cost	$3,166,509,005
NET ASSETS CONSIST OF:
Paid-In Capital	$2,926,223,816
Total Distributable Earnings (Loss)	11,166,649,326
NET ASSETS	$14,092,873,142

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
316

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

U.S. Large Company Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $17,619)	$79,577,165
Dividend Income from Affiliates	1,561,253
Income from Securities Lending, Net	71,347
Total Investment Income	81,209,765
Fund Expenses
Investment Management Fees	4,006,599
Accounting Fees	158,581
S&P 500® Fees	26,081
Custodian Fees	98,694
Transfer Agent Fees
Institutional Class Shares	33,336
Shareholder Servicing Fees
Institutional Class Shares	965,821
Filing Fees
Institutional Class Shares	36,566
Shareholders' Reports
Institutional Class Shares	60,781
Directors'/Trustees' Fees & Expenses	59,508
CCO Fees	3,823
Professional Fees	85,077
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	40,389
Reflow Fees	409,066
Other	94,168
Total Fund Expenses	6,078,490
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	736,357
Net Expenses	5,342,133
Net Investment Income (Loss)	75,867,632
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	11,370,984
Affiliated Investment Companies Shares Sold	(22,158)
Futures	205,847
In-Kind Redemptions	233,917,835
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	475,977,938
Futures	2,925,972
Net Realized and Unrealized Gain (Loss)	724,376,418
Net Increase (Decrease) in Net Assets Resulting from Operations	$800,244,050
See accompanying Notes to Financial Statements.
317

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$75,867,632	$152,519,962
Net Realized Gain (Loss) on:
Investment Securities Sold	11,370,984	59,701,401
Affiliated Investment Companies Shares Sold	(22,158)	4,596
Futures	205,847	4,432,296
In-Kind Redemptions	233,917,835	978,952,269
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	475,977,938	1,302,717,253
Futures	2,925,972	181,360
Net Increase (Decrease) in Net Assets Resulting from Operations	800,244,050	2,498,509,137
Distributions:
Institutional Class Shares	(73,275,301)	(156,138,091)
Capital Share Transactions (1):
Shares Issued	969,582,729	2,216,398,605
Shares Issued in Lieu of Cash Distributions	68,209,249	145,570,243
Shares Redeemed	(1,307,929,462)	(3,308,572,391)
Net Increase (Decrease) from Capital Share Transactions	(270,137,484)	(946,603,543)
Total Increase (Decrease) in Net Assets	456,831,265	1,395,767,503
Net Assets
Beginning of Period	13,636,041,877	12,240,274,374
End of Period	$14,092,873,142	$13,636,041,877
(1) Shares Issued and Redeemed:
Shares Issued	21,453,777	54,964,766
Shares Issued in Lieu of Cash Distributions	1,554,983	3,606,550
Shares Redeemed	(28,839,525)	(81,429,391)
Net Increase (Decrease) from Shares Issued and Redeemed	(5,830,765)	(22,858,075)
See accompanying Notes to Financial Statements.
318

DIMENSIONAL INVESTMENT GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$45.40	$37.87	$28.62	$27.55	$34.56	$25.10
Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.49	0.47	0.45	0.44	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	2.44	7.54	10.11	2.26	(5.21)	10.09
Total from Investment Operations	2.70	8.03	10.58	2.71	(4.77)	10.52
Less Distributions:
Net Investment Income	(0.25)	(0.49)	(0.44)	(0.42)	(0.40)	(0.43)
Net Realized Gains	—	(0.01)	(0.89)	(1.22)	(1.84)	(0.63)
Total Distributions	(0.25)	(0.50)	(1.33)	(1.64)	(2.24)	(1.06)
Net Asset Value, End of Period	$47.85	$45.40	$37.87	$28.62	$27.55	$34.56
Total Return	5.99%(B)	21.37%	37.88%	10.12%	(14.71%)	42.87%
Net Assets, End of Period (thousands)	$14,092,873	$13,636,042	$12,240,274	$9,898,734	$9,816,746	$12,307,860
Ratio of Expenses to Average Net Assets	0.08%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09%(C)	0.09%	0.10%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.14%(C)	1.21%	1.38%	1.58%	1.46%	1.39%
Portfolio Turnover Rate	1%(B)	5%	6%	3%	2%	4%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
319

DIMENSIONAL INVESTMENT GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange . These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolio and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
320

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolio, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Securities Transactions and Related Income: Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions.
4. Other: Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolio. For the six months ended April 30, 2026, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2027, may only be terminated by the Fund’s Board prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2026, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the
321

Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Large Company Portfolio (1)	0.08%	$40,389	$736,357

(1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses of a class of the Portfolio (excluding expenses incurred through investment in other investment companies) (“Portfolio
Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses of a class of the Portfolio, on an annualized basis, do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Annualized Expense
Ratio”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
U.S. Large Company Portfolio	$973,288	$1,942,705	$1,564,669	$736,357	$5,217,019

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amounts paid by the Fund to the CCO were $13,977.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows:
U.S. Large Company Portfolio	$161,423

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities, were as follows:
	Other Investment Securities
	Purchases	Sales
U.S. Large Company Portfolio	$147,548,239	$169,652,647
There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
322

The amounts presented below may differ from the respective amounts presented in the Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$50,435,772	$575,946,604	$471,791,352	$(22,158)	—	$154,568,866	13,365,228	$1,561,253	—
Total	$50,435,772	$575,946,604	$471,791,352	$(22,158)	—	$154,568,866		$1,561,253	—
F. Federal Income Taxes:
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2024	$145,592,685	$306,650,900	$452,243,585
2025	156,138,091	—	156,138,091

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$8,633,683	—	—	$10,431,193,633	$10,439,827,316
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.
323

During the year ended October 31, 2025, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$3,334,775,490	$11,071,638,043	$(150,972,333)	$10,920,665,710
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.
In accordance with GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolio’s derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolio.
1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
Futures*
U.S. Large Company Portfolio	$34,938,545

*	Average Notional Value of futures contracts.
324

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Equity Contracts (1)
U.S. Large Company Portfolio	$2,950,655	$2,950,655

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Variation Margin.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$205,847	$205,847

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$2,925,972	$2,925,972

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2026.
325

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolio did not use the interfund lending program during the six months ended April 30, 2026.
I. Securities Lending:
As of April 30, 2026, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
J. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
326

K. In-Kind Redemptions:
During the six months ended April 30, 2026, the Portfolio realized net gains (losses) on in-kind redemptions as follows:
U.S. Large Company Portfolio	$233,917,835

L. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolio's chief operating decision maker ("CODM"). The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. The Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by the Portfolio’s investment objective and principal investment strategies, as described in the Portfolio’s prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
M. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
N. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolio's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolio's performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
U.S. Large Company Portfolio	2	65%	0%
The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio's financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
O. ReFlow Redemption Service:
The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC ("ReFlow") provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares
327

when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.
For the six months ended April 30, 2026 the Portfolio’s activity in the program is listed below:
	Value of Purchases	Service Fees
U.S. Large Company Portfolio	$301,425,290	$409,066
P. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
328

The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (4.7%)
	AT&T, Inc.	12,459,495	$325,566,604
#*	Charter Communications, Inc., Class A	340,595	56,256,076
	Comcast Corp., Class A	6,266,892	169,456,760
	Electronic Arts, Inc.	465,430	94,189,069
	Fox Corp. (FOX US), Class B	422,883	24,112,789
#	Fox Corp. (FOXA US), Class A	1,001,658	63,595,266
*	GCI Liberty, Inc. (GLBKV US), Class C	2,991	102,442
*	GCI Liberty, Inc. (GLIBA US), Class A	3,699	128,947
*	Liberty Broadband Corp. (LBRDA US), Class A	11,811	453,897
*	Liberty Broadband Corp. (LBRDK US), Class C	14,958	575,733
#*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	39,281	3,111,055
#*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	233,585	20,076,631
	News Corp. (NWS US), Class B	973	29,657
	News Corp. (NWSA US), Class A	377,984	9,948,539
	Omnicom Group, Inc.	213,879	16,408,797
*	Take-Two Interactive Software, Inc.	1	214
	T-Mobile U.S., Inc.	780,597	152,606,714
	Verizon Communications, Inc.	6,885,111	330,691,881
	Walt Disney Co.	850,875	88,278,281
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Warner Bros Discovery, Inc.	1,889,415	$51,108,676
TOTAL COMMUNICATION SERVICES			1,406,698,028
CONSUMER DISCRETIONARY — (7.0%)
*	Amazon.com, Inc.	3,815,810	1,011,418,599
*	Aptiv PLC	350,163	21,100,822
	Aramark	418,174	19,106,370
#	Autoliv, Inc.	113,074	13,108,669
	BorgWarner, Inc.	158,149	9,009,749
	Carnival Corp.	3,479,561	92,243,162
*	Deckers Outdoor Corp.	64	6,541
	Dick's Sporting Goods, Inc.	73,262	16,624,613
	DR Horton, Inc.	694,388	106,838,538
*	Flutter Entertainment PLC	165,600	17,873,208
	Ford Motor Co.	13,310,339	160,788,895
	Garmin Ltd.	314,357	78,947,617
	General Motors Co.	3,735,849	287,249,430
	Gentex Corp.	245,667	5,677,364
	Genuine Parts Co.	106,335	11,402,302
#	Hyatt Hotels Corp., Class A	22,222	3,723,741
	Lennar Corp. (LEN US), Class A	300,353	27,121,876
#	Lennar Corp. (LENB US), Class B	15,338	1,355,572
*	Liberty Live Holdings, Inc., Class A	655	59,743
	LKQ Corp.	14,616	461,573
*	Lululemon Athletica, Inc.	241,698	33,281,815
#*	MGM Resorts International	333,859	13,000,470
	NIKE, Inc., Class B	869,872	38,587,522
*	NVR, Inc.	5,698	35,987,827
#	Penske Automotive Group, Inc.	65,718	11,271,951
	PulteGroup, Inc.	663,387	81,172,033
*	Rivian Automotive, Inc., Class A	5,381	88,248
	Somnigroup International, Inc.	128,300	9,732,838
*	TopBuild Corp.	2,463	1,090,370

329

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Versigent PLC	116,721	$4,081,733
TOTAL CONSUMER DISCRETIONARY			2,112,413,191
CONSUMER STAPLES — (4.0%)
	Archer-Daniels-Midland Co.	799,300	59,579,822
	Bunge Global SA	365,951	46,501,394
	Casey's General Stores, Inc.	32,557	26,766,737
	Church & Dwight Co., Inc.	375,940	36,488,736
#	Constellation Brands, Inc., Class A	460,182	72,055,298
#	Dollar General Corp.	576,534	66,808,760
*	Dollar Tree, Inc.	333,692	32,404,830
	General Mills, Inc.	1,497,880	52,890,143
	J.M. Smucker Co.	135,541	13,287,084
	Kenvue, Inc.	5,388,621	94,462,526
#	Keurig Dr. Pepper, Inc.	1,271,124	37,371,046
	Kraft Heinz Co.	1,122,309	25,431,522
	Kroger Co.	2,303,017	156,766,367
	Mondelez International, Inc., Class A	2,163,301	132,913,213
*	Performance Food Group Co.	56,257	5,094,634
	Procter & Gamble Co.	860,123	126,515,492
	Target Corp.	1,092,695	141,777,176
#	Tyson Foods, Inc., Class A	321,109	20,573,454
*	U.S. Foods Holding Corp.	453,381	42,386,590
TOTAL CONSUMER STAPLES			1,190,074,824
ENERGY — (13.6%)
	Baker Hughes Co.	3,609,986	251,507,725
	Cheniere Energy, Inc.	44,647	12,275,693
	Chevron Corp.	3,115,451	602,247,833
	ConocoPhillips	2,677,553	336,782,616
	Coterra Energy, Inc.	2,183,445	78,407,510
	Devon Energy Corp.	1,808,753	92,915,641
	Diamondback Energy, Inc.	568,654	116,932,322
	EOG Resources, Inc.	1,782,695	250,593,436
	EQT Corp.	1,051,234	63,158,139
	Expand Energy Corp.	106,751	10,904,615
	Exxon Mobil Corp.	6,171,470	952,442,965
	Halliburton Co.	890,611	37,672,845
	Kinder Morgan, Inc.	5,924,552	194,740,024
	Marathon Petroleum Corp.	683,576	169,725,085
		Shares	Value†
ENERGY — (Continued)
	Occidental Petroleum Corp.	2,852,339	$172,794,697
	ONEOK, Inc.	1,398,078	129,266,292
	Ovintiv, Inc.	9,098	559,982
	Permian Resources Corp., Class A	84,979	1,837,246
	Phillips 66	482,574	86,453,132
#	SLB Ltd.	4,746,003	269,952,651
	TechnipFMC PLC	30,371	2,295,136
	Valero Energy Corp.	369,838	93,413,682
	Williams Cos., Inc.	1,999,289	152,565,743
TOTAL ENERGY			4,079,445,010
FINANCIALS — (21.6%)
	Aflac, Inc.	1,037,658	117,950,585
	Allstate Corp.	745,273	161,918,012
	Ally Financial, Inc.	158,292	7,026,582
	American International Group, Inc.	1,298,276	97,111,045
*	Arch Capital Group Ltd.	808,566	76,377,144
	Bank of America Corp.	4,149,901	221,853,708
	Bank of New York Mellon Corp.	956,495	128,524,233
*	Berkshire Hathaway, Inc., Class B	1,096,079	519,103,014
	Blackrock, Inc.	43,496	46,349,338
*	Block, Inc.	313,700	22,118,987
	BOK Financial Corp.	6,114	817,992
	Capital One Financial Corp.	628,863	120,301,492
	Carlyle Group, Inc.	31,843	1,594,379
	Charles Schwab Corp.	402,246	36,861,823
	Chubb Ltd.	439,315	143,656,005
	Cincinnati Financial Corp.	104,874	17,157,386
	Citigroup, Inc.	1,064,045	136,176,479
	Citizens Financial Group, Inc.	645,174	41,968,569
	CME Group, Inc.	85,300	24,551,046
	Everest Group Ltd.	4,472	1,595,431
	Fidelity National Financial, Inc.	242,979	12,707,802
	Fidelity National Information Services, Inc.	1,819,611	84,666,500
	Fifth Third Bancorp	2,268,007	115,124,035
	First Citizens BancShares, Inc., Class A	13,727	27,231,897
*	Fiserv, Inc.	622,552	39,002,883
	Franklin Resources, Inc.	8,604	257,862
	Global Payments, Inc.	224,644	16,165,382

330

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Goldman Sachs Group, Inc.	409,881	$378,635,771
	Hartford Insurance Group, Inc.	975,111	133,404,936
	Huntington Bancshares, Inc.	3,956,669	66,313,773
	Intercontinental Exchange, Inc.	140,768	22,254,013
	Jefferies Financial Group, Inc.	40,953	1,974,754
	JPMorgan Chase & Co.	4,197,381	1,314,745,651
	KeyCorp	2,313,801	51,158,140
	Loews Corp.	239,787	27,002,414
	M&T Bank Corp.	336,823	73,639,613
*	Markel Group, Inc.	19,369	34,330,971
	MetLife, Inc.	1,810,663	145,034,106
	Morgan Stanley	1,352,277	257,730,473
	Nasdaq, Inc.	31,395	2,885,515
	Northern Trust Corp.	410,588	68,297,208
	Old Republic International Corp.	17,558	701,442
	PayPal Holdings, Inc.	2,871,153	143,959,611
	PNC Financial Services Group, Inc.	322,417	71,898,991
	Principal Financial Group, Inc.	1,310,318	132,224,189
	Progressive Corp.	1,200	241,536
	Prudential Financial, Inc.	785,103	77,026,455
	Raymond James Financial, Inc.	479,715	75,948,479
	Regions Financial Corp.	1,056,483	30,162,590
	Reinsurance Group of America, Inc.	32,716	6,918,125
	RenaissanceRe Holdings Ltd.	10,134	3,110,834
#*	SoFi Technologies, Inc.	46,134	742,757
	State Street Corp.	691,046	105,619,471
	Synchrony Financial	1,259,325	95,960,565
#	T. Rowe Price Group, Inc.	291,092	29,947,545
	Travelers Cos., Inc.	777,451	237,231,398
	Truist Financial Corp.	2,319,292	119,443,538
	U.S. Bancorp	2,720,680	154,153,729
	Unum Group	46,438	3,732,686
	W.R. Berkley Corp.	445,892	29,798,962
	Wells Fargo & Co.	3,973,516	326,742,221
	Willis Towers Watson PLC	71,843	18,406,177
TOTAL FINANCIALS			6,459,548,250
		Shares	Value†
HEALTH CARE — (13.1%)
#	Abbott Laboratories	1,843,429	$167,364,919
	Agilent Technologies, Inc.	465,807	53,823,999
#	Becton Dickinson & Co.	635,771	94,755,310
*	Biogen, Inc.	139,082	26,325,441
*	Boston Scientific Corp.	848,003	48,853,453
	Bristol-Myers Squibb Co.	3,238,811	196,239,558
*	Centene Corp.	243,616	13,079,743
*	Charles River Laboratories International, Inc.	2,213	369,505
	Cigna Group	581,439	168,954,545
	CVS Health Corp.	1,483,598	123,568,877
	Danaher Corp.	327,764	58,653,368
*	Edwards Lifesciences Corp.	954,526	79,702,921
	Elevance Health, Inc.	263,612	99,228,829
*	GE HealthCare Technologies, Inc.	1,316,418	80,090,871
*	Henry Schein, Inc.	90,638	6,760,688
	Humana, Inc.	212,864	50,329,564
*	Incyte Corp.	350,140	33,357,838
*	IQVIA Holdings, Inc.	306,155	48,485,767
	Johnson & Johnson	3,212,367	738,362,555
	Labcorp Holdings, Inc.	450,068	115,577,462
	Medtronic PLC	2,003,124	162,192,950
	Merck & Co., Inc.	2,258,919	246,628,776
*	Neurocrine Biosciences, Inc.	9,158	1,205,834
	Pfizer, Inc.	8,773,835	234,261,394
	Quest Diagnostics, Inc.	590,698	114,713,552
	Regeneron Pharmaceuticals, Inc.	117,321	82,952,986
#	ResMed, Inc.	138,465	29,605,202
	Revvity, Inc.	50,487	4,373,184
	STERIS PLC	216,163	46,881,431
	Stryker Corp.	99,886	31,477,075
*	Tenet Healthcare Corp.	218,471	38,695,584
	Thermo Fisher Scientific, Inc.	409,909	196,330,015
*	United Therapeutics Corp.	62,442	35,676,237
	UnitedHealth Group, Inc.	970,113	359,407,464
	Universal Health Services, Inc., Class B	87,938	14,797,327

331

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Vertex Pharmaceuticals, Inc.	130,052	$55,581,624
	Viatris, Inc.	606,093	9,055,029
*	Waters Corp.	86,047	26,608,314
	West Pharmaceutical Services, Inc.	32,591	9,698,756
	Zimmer Biomet Holdings, Inc.	216,220	17,823,015
TOTAL HEALTH CARE			3,921,850,962
INDUSTRIALS — (13.9%)
*	Amentum Holdings, Inc.	4,494	117,878
	AMETEK, Inc.	536,550	126,357,525
*	Builders FirstSource, Inc.	127,971	10,121,226
	Carlisle Cos., Inc.	1,130	401,444
	Carrier Global Corp.	1,612,684	108,323,984
*	Copart, Inc.	1,258,806	41,679,067
	CSX Corp.	6,131,405	278,549,729
	Cummins, Inc.	355,400	238,476,954
#	Deere & Co.	479,670	282,942,943
	Delta Air Lines, Inc.	2,785,685	189,398,723
	Dover Corp.	312,239	70,694,032
	Emerson Electric Co.	1,134,797	159,370,891
	Equifax, Inc.	174,565	30,363,836
	FedEx Corp.	761,554	307,142,344
	Fortive Corp.	184,127	11,008,953
#	Fortune Brands Innovations, Inc.	695	28,175
	General Dynamics Corp.	472,813	162,789,516
	Howmet Aerospace, Inc.	1	243
	Hubbell, Inc.	45,598	23,171,536
	IDEX Corp.	257	55,987
	Ingersoll Rand, Inc.	466,066	37,220,031
	Jacobs Solutions, Inc.	124,929	16,167,062
	JB Hunt Transport Services, Inc.	38,684	9,730,187
	Johnson Controls International PLC	342,764	50,053,827
	L3Harris Technologies, Inc.	443,494	142,162,002
	Leidos Holdings, Inc.	444,939	66,393,798
*	MasTec, Inc.	26,730	10,532,956
	Nordson Corp.	23	6,634
	Norfolk Southern Corp.	744,527	235,143,962
	Northrop Grumman Corp.	291,481	168,907,410
	nVent Electric PLC	52,230	7,463,667
		Shares	Value†
INDUSTRIALS — (Continued)
	Old Dominion Freight Line, Inc.	45,746	$9,717,823
	Oshkosh Corp.	2,394	374,182
	Otis Worldwide Corp.	231,037	17,993,162
#	Owens Corning	113,164	13,957,648
	PACCAR, Inc.	1,407,239	167,179,993
	Parker-Hannifin Corp.	23,666	21,522,334
	Pentair PLC	542,545	43,788,807
	Regal Rexnord Corp.	1,060	227,932
	Republic Services, Inc.	353,629	73,986,259
	RTX Corp.	1,972,535	347,304,237
#	Snap-on, Inc.	278,840	106,907,256
	Southwest Airlines Co.	650,395	24,662,978
	SS&C Technologies Holdings, Inc.	537,168	37,225,742
	Stanley Black & Decker, Inc.	105,629	8,255,963
	Textron, Inc.	184,795	17,732,928
#	TransUnion	85,900	6,098,900
*	Uber Technologies, Inc.	531,538	39,658,050
*	U-Haul Holding Co. (UHAL US)	9,000	462,240
	U-Haul Holding Co. (UHAL/B US)	411,843	19,640,793
*	United Airlines Holdings, Inc.	1,151,698	103,652,820
	United Parcel Service, Inc., Class B	441,984	48,087,859
	United Rentals, Inc.	129,624	124,418,300
	Westinghouse Air Brake Technologies Corp.	395,247	106,673,213
	Xylem, Inc.	267,419	31,598,229
TOTAL INDUSTRIALS			4,155,904,170
INFORMATION TECHNOLOGY — (12.5%)
	Accenture PLC, Class A	512,890	91,658,572
*	Advanced Micro Devices, Inc.	584,270	207,117,872
*	Akamai Technologies, Inc.	57,861	5,958,526
	Amdocs Ltd.	213,875	13,831,296
	Analog Devices, Inc.	582,295	234,233,987
#	Cisco Systems, Inc.	7,834,347	716,842,750
	Cognizant Technology Solutions Corp., Class A	1,466,757	77,591,445
*	Coherent Corp.	18,963	6,062,661
	Entegris, Inc.	5,728	809,825
*	F5, Inc.	31,227	10,114,425
*	First Solar, Inc.	247,579	49,983,724

332

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Flex Ltd.	977,680	$89,506,604
#*	GLOBALFOUNDRIES, Inc.	246,437	15,919,830
	Hewlett Packard Enterprise Co.	4,307,630	123,930,515
#	HP, Inc.	317,872	6,630,810
*	Intel Corp.	2,622,218	247,747,157
	International Business Machines Corp.	99,957	23,088,068
	Intuit, Inc.	29,998	11,654,223
*	Keysight Technologies, Inc.	213,311	74,639,652
	Marvell Technology, Inc.	798,675	131,901,176
	Micron Technology, Inc.	1,457,194	753,602,449
	NXP Semiconductors NV	651,444	191,257,444
*	Okta, Inc.	31,252	2,301,710
*	ON Semiconductor Corp.	400,355	40,359,788
*	PTC, Inc.	21,074	2,872,386
	Qnity Electronics, Inc.	235,243	33,089,280
*	Qorvo, Inc.	56,258	5,300,629
	Ralliant Corp.	53,116	2,413,591
	Roper Technologies, Inc.	86,628	30,736,481
#	Salesforce, Inc.	847,641	149,634,066
*	Sandisk Corp.	36,587	40,118,011
#*	Super Micro Computer, Inc.	191,706	5,252,744
*	Synopsys, Inc.	4,640	2,239,264
	TD SYNNEX Corp.	53,561	12,221,549
	TE Connectivity PLC	1,028,868	217,770,201
*	Teledyne Technologies, Inc.	63,273	40,864,867
*	Trimble, Inc.	302,052	20,334,141
#*	Twilio, Inc., Class A	126,491	18,728,257
*	Zoom Communications, Inc.	330,897	32,146,644
TOTAL INFORMATION TECHNOLOGY			3,740,466,620
MATERIALS — (6.4%)
	Air Products & Chemicals, Inc.	454,606	136,404,530
#	Albemarle Corp.	46,686	9,183,136
#	Amcor PLC	372,611	14,174,122
	Ball Corp.	696	42,512
	CF Industries Holdings, Inc.	206,254	25,616,747
	Corteva, Inc.	789,571	63,963,147
		Shares	Value†
MATERIALS — (Continued)
	CRH PLC (CRHCF US)	1,772,048	$209,845,924
	Crown Holdings, Inc.	16,342	1,606,582
	DuPont de Nemours, Inc.	470,486	21,482,391
	Freeport-McMoRan, Inc.	4,570,064	264,058,298
	International Flavors & Fragrances, Inc.	3,699	259,670
	International Paper Co.	514,292	15,644,763
	Linde PLC	692,929	347,254,439
	Martin Marietta Materials, Inc.	140,518	86,990,478
	Newmont Corp.	1,932,138	214,641,210
	Nucor Corp.	532,923	120,062,223
#	Packaging Corp. of America	287,417	61,349,159
	PPG Industries, Inc.	628,201	68,159,808
	Reliance, Inc.	45,838	16,616,275
#	Smurfit Westrock PLC	745,261	28,610,570
	Steel Dynamics, Inc.	340,340	77,822,144
#	Vulcan Materials Co.	353,477	106,658,150
	Westlake Corp.	129,588	14,938,905
TOTAL MATERIALS			1,905,385,183
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	626,217	89,379,952
*	CoStar Group, Inc.	147,988	5,121,865
*	Jones Lang LaSalle, Inc.	36,824	11,714,819
TOTAL REAL ESTATE			106,216,636
TOTAL COMMON STOCKS			29,078,002,874

MONEY MARKET FUNDS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	313,406,489	313,406,489
TOTAL INVESTMENT SECURITIES (Cost $17,979,131,108)			29,391,409,363

333

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	48,056,376	$555,771,989
TOTAL INVESTMENTS — (100.0%)
(Cost $18,534,910,140)			$29,947,181,352
As of April 30, 2026, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	654	06/18/26	$217,559,630	$236,870,625	$19,310,995
Total Futures Contracts			$217,559,630	$236,870,625	$19,310,995
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,406,698,028	—	—	$1,406,698,028
Consumer Discretionary	2,112,413,191	—	—	2,112,413,191
Consumer Staples	1,190,074,824	—	—	1,190,074,824
Energy	4,079,445,010	—	—	4,079,445,010
Financials	6,459,548,250	—	—	6,459,548,250
Health Care	3,921,850,962	—	—	3,921,850,962
Industrials	4,155,904,170	—	—	4,155,904,170
Information Technology	3,740,466,620	—	—	3,740,466,620
Materials	1,905,385,183	—	—	1,905,385,183
Real Estate	106,216,636	—	—	106,216,636
Securities Lending Collateral	—	$555,771,989	—	555,771,989
Money Market Funds	313,406,489	—	—	313,406,489
Total Investments in Securities	$29,391,409,363	$555,771,989	—	$29,947,181,352
Financial Instruments
Assets
Futures Contracts**	19,310,995	—	—	19,310,995
Total Financial Instruments	$19,310,995	—	—	$19,310,995
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
334

THE DFA INVESTMENT TRUST COMPANY
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $547,486,014 of securities on loan)	$29,391,409,363
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $555,779,032)	555,771,989
Segregated Cash for Futures Contracts	15,775,912
Receivables:
Investment Securities Sold	14,515,448
Dividends and Interest	22,803,550
Securities Lending Income	78,546
Futures Variation Margin	2,493,203
Prepaid Expenses and Other Assets	2,647
Total Assets	30,002,850,658
LIABILITIES:
Payables:
Due to Custodian	4,939,554
Upon Return of Securities Loaned	555,776,217
Investment Securities Purchased	11,715,603
Due to Advisor	2,366,092
Due to Directors'/Trustees'	455,268
Due to CCO	3,217
Accrued Expenses and Other Liabilities	347,200
Total Liabilities	575,603,151
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$29,427,247,507
Investment Securities at Cost	$17,979,131,108

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
335

THE DFA INVESTMENT TRUST COMPANY
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

The U.S. Large Cap Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $194,107)	$278,945,705
Dividend Income from Affiliates	8,409,862
Income from Securities Lending, Net	441,379
Total Investment Income	287,796,946
Expenses
Investment Management Fees	14,100,986
Accounting Fees	327,443
Custodian Fees	138,392
Shareholders' Reports	12,959
Trustees' Fees and Expenses	127,394
CCO Fees	8,019
Professional Fees	136,600
Other	163,077
Total Expenses	15,014,870
Net Expenses	15,014,870
Net Investment Income (Loss)	272,782,076
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(347,303,758)
Affiliated Investment Companies Shares Sold	(78,721)
Futures	(4,932,821)
In-Kind Redemptions	1,865,678,090
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,355,009,384
Affiliated Investment Companies Shares	(7,043)
Futures	13,816,959
Net Realized and Unrealized Gain (Loss)	3,882,182,090
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,154,964,166
See accompanying Notes to Financial Statements.
336

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$272,782,076	$606,735,081
Net Realized Gain (Loss) on:
Investment Securities Sold	(347,303,758)	(501,155,146)
Affiliated Investment Companies Shares Sold	(78,721)	81,534
Futures	(4,932,821)	61,100,189
In-Kind Redemptions	1,865,678,090	4,162,311,279
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,355,009,384	(1,720,315,700)
Affiliated Investment Companies Shares	(7,043)	—
Futures	13,816,959	9,856,637
Net Increase (Decrease) in Net Assets Resulting from Operations	4,154,964,166	2,618,613,874
Transactions in Interest:
Contributions	2,276,913,175	6,369,287,796
Withdrawals	(5,295,857,876)	(9,203,132,660)
Net Increase (Decrease) from Transactions in Interest	(3,018,944,701)	(2,833,844,864)
Total Increase (Decrease) in Net Assets	1,136,019,465	(215,230,990)
Net Assets
Beginning of Period	28,291,228,042	28,506,459,032
End of Period	$29,427,247,507	$28,291,228,042
See accompanying Notes to Financial Statements.
337

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	15.79%(B)	9.64%	30.38%	(0.78%)	(3.45%)	48.85%
Net Assets, End of Period (thousands)	$29,427,248	$28,291,228	$28,506,459	$24,647,979	$27,045,981	$29,820,643
Ratio of Expenses to Average Net Assets	0.11%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.93%(C)	2.16%	2.25%	2.38%	2.20%	1.92%
Portfolio Turnover Rate	6%(B)	8%	9%	13%	10%	10%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
338

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten operational series, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report and operates as a Master Fund. The remaining operational series are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange. These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Series and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
339

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Series, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
3. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method.
4. Other: Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Series. For the six months ended April 30, 2026, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
The U.S. Large Cap Value Series	0.10%

340

Fees Paid to Officers and Trustees:
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2026, the total related amounts paid by the Trust to the CCO were $26,162.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows:
The U.S. Large Cap Value Series	$299,821

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities, were as follows:
	Other Investment Securities
	Purchases	Sales
The U.S. Large Cap Value Series	$1,789,919,979	$1,680,758,490
There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$569,977,734	$2,470,045,661	$2,484,165,642	$(78,721)	$(7,043)	$555,771,989	48,056,376	$8,409,862	—
Total	$569,977,734	$2,470,045,661	$2,484,165,642	$(78,721)	$(7,043)	$555,771,989		$8,409,862	—
F. Federal Income Taxes:
No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners. Accordingly, as a pass-through entity, the Series pays no income dividends or capital gain distributions.
As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$18,527,656,577	$12,123,667,963	$(712,313,324)	$11,411,354,639
341

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.
In accordance with GAAP, the Series recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Series' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Series.
1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. When the Series enters into stock index futures, it is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
Futures*
The U.S. Large Cap Value Series	$198,478,691

*	Average Notional Value of futures contracts.
The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Equity Contracts (1)
The U.S. Large Cap Value Series	$19,310,995	$19,310,995

342

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Variation Margin.
The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$(4,932,821)	$(4,932,821)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$13,816,959	$13,816,959

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2026.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
343

The Series did not use the interfund lending program during the six months ended April 30, 2026.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2026, if any, were executed by the Series pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2026, cross trades by the Series under Rule 17a-7 were as follows:
Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$73,473,172	$236,971,877	$(36,601,848)
J. Securities Lending:
As of April 30, 2026, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows:
Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$2,953,674

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will
344

receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.
In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the six months ended April 30, 2026, the Series realized net gains (losses) on in-kind redemptions as follows:
The U.S. Large Cap Value Series	$1,865,678,090

M. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Trust's Co-Chief Executive Officers and the Chief Financial Officer act as the Series' chief operating decision maker ("CODM"). The Series long-term strategic asset allocation is executed by its Series management team and guided by the Series investment objective and principal investment strategies, as described in the Series' registration statement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
P. ReFlow Redemption Service:
The Series may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process
345

among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Series and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Series’ registration statement. If the Series is part of a “master-feeder” structure, then the “feeder” portfolio does not generally buy individual securities directly. Instead, the feeder portfolio invests in a corresponding “master” portfolio, such as the Series, that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the Series' financial statements. Purchases and redemptions of the feeder portfolio's shares by ReFlow under the program are not considered excessive short-term trading under the Series’ Policy Regarding Excessive Short-Term Trading.
The Series did not use the ReFlow liquidity program during the six-months ended April 30, 2026.
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
346

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
347

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
348

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
349

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (“Management Agreements) for each portfolio/series (collectively, the “Funds”).
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on October 24, 2025, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements.  Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities.  The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
350

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.
351

352

DFA-043026-001SD

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2026 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL
EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Global Small Company Portfolio
International Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
World ex U.S. Value Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Dimensional Investment Group Inc.

DFA International Value Portfolio
The DFA Investment Trust Company

The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
Dimensional Emerging Markets Value Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

CONTINUED
ii

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CPI	Consumer Price Index
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
REIT	Real Estate Investment Trust

Investment Footnotes
†	See Note B to Financial Statements.
Ɏ	Represents 7 Day subsidized yield as of 4/30/26
»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
††	Security valued using significant unobservable inputs (Level 3).
Financial Highlights
**	Calculated based on weighted average of each of the Portfolio's underlying investments.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero, rounded to zero, or less than $1.
SEC	Securities and Exchange Commission

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (61.7%)
U.S. Small Cap Portfolio	1,585,818	$92,469,026
INTERNATIONAL EQUITIES — (38.3%)
The Emerging Markets Small Cap Series		19,015,416
The Continental Small Company Series		15,999,010
The Japanese Small Company Series		8,611,763
The Canadian Small Company Series		5,769,871
The United Kingdom Small Company Series		4,105,800
The Asia Pacific Small Company Series		3,955,290
TOTAL INTERNATIONAL EQUITIES		57,457,150
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $100,966,364)		$149,926,176
Summary of the Portfolio’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$149,926,176	—	—	$149,926,176
Total Investments in Securities	$149,926,176	—	—	$149,926,176
See accompanying Notes to Financial Statements.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (98.9%)
The Continental Small Company Series	$6,478,701,548
The Japanese Small Company Series	3,527,977,311
The Canadian Small Company Series	2,319,797,670
The United Kingdom Small Company Series	1,737,547,839
The Asia Pacific Small Company Series	1,544,729,221
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$15,608,753,589

	Shares
MONEY MARKET FUNDS — (1.1%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.600%	175,670,168	175,670,168
TOTAL INVESTMENTS — (100.0%) (Cost $10,100,765,652)		$15,784,423,757
As of April 30, 2026, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	438	06/18/26	$147,494,596	$158,638,125	$11,143,529
Total Futures Contracts			$147,494,596	$158,638,125	$11,143,529
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$15,608,753,589	—	—	$15,608,753,589
Money Market Funds	175,670,168	—	—	175,670,168
Total Investments in Securities	$15,784,423,757	—	—	$15,784,423,757
Financial Instruments
Assets
Futures Contracts**	11,143,529	—	—	11,143,529
Total Financial Instruments	$11,143,529	—	—	$11,143,529
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Japanese Small Company Series	$205,685,494
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$205,685,494
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Asia Pacific Small Company Series	$193,940,073
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$193,940,073
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The United Kingdom Small Company Series	$23,267,193
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$23,267,193
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Continental Small Company Series	$120,854,887
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$120,854,887
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
INTERNATIONAL EQUITIES — (100.0%)
The DFA International Value Series		$340,730,097
Dimensional Emerging Markets Value Fund		207,219,800
DFA International Small Cap Value Portfolio	1,525,542	51,151,437
TOTAL INTERNATIONAL EQUITIES		599,101,334
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $389,616,600)		$599,101,334
Summary of the Portfolio’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$599,101,334	—	—	$599,101,334
Total Investments in Securities	$599,101,334	—	—	$599,101,334
See accompanying Notes to Financial Statements.

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Series	$7,944,245,397
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$7,944,245,397
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Small Cap Series	$3,878,993,892
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,878,993,892
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Dimensional Emerging Markets Value Fund	$14,015,805,631
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$14,015,805,631
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	Global Small Company Portfolio	International Small Company Portfolio	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$149,926,176	$15,608,753,589	$205,685,494	$193,940,073
Investment Securities at Value	—	175,670,168	—	—
Segregated Cash for Futures Contracts	—	10,565,519	—	—
Cash	55,963	—	—	—
Receivables:
Dividends and Interest	—	544,822	—	—
Fund Shares Sold	57,514	8,031,013	62,722	323
Futures Variation Margin	—	1,360,118	—	—
Prepaid Expenses and Other Assets	13,327	147,795	14,035	10,916
Total Assets	150,052,980	15,805,073,024	205,762,251	193,951,312
LIABILITIES:
Payables:
Fund Shares Redeemed	266,247	25,328,918	—	28,985
Due to Advisor	18,220	3,195,590	42,046	39,519
Due to Directors'/Trustees'	1,102	228,876	9,234	5,105
Due to CCO	16	1,735	23	21
Accrued Expenses and Other Liabilities	5,154	428,585	9,116	3,643
Total Liabilities	290,739	29,183,704	60,419	77,273
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$149,762,241	$15,775,889,320	$205,701,832	$193,874,039
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 7,732,528, 576,415,854, 6,554,500 and 8,629,394, respectively, $0.01 Par Value (1)Ж	$19.37	$27.37	$31.38	$22.47
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	3,000,000,000	1,000,000,000	1,000,000,000
Investments in Affiliated Investment Companies at Cost	$100,966,364	N/A	N/A	N/A
Investment Securities at Cost	N/A	$175,670,168	N/A	N/A
NET ASSETS CONSIST OF:
Paid-In Capital	$101,428,214	$10,010,465,289	$98,293,531	$208,629,151
Total Distributable Earnings (Loss)	48,334,027	5,765,424,031	107,408,301	(14,755,112)
NET ASSETS	$149,762,241	$15,775,889,320	$205,701,832	$193,874,039

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	United Kingdom Small Company Portfolio	Continental Small Company Portfolio	World ex U.S. Value Portfolio	Emerging Markets Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$23,267,193	$120,854,887	$599,101,334	$7,944,245,397
Cash	—	—	378,707	—
Receivables:
Dividends and Interest	—	—	1,545	—
Fund Shares Sold	—	7,944	258,956	6,173,337
Prepaid Expenses and Other Assets	10,970	11,918	15,219	67,428
Total Assets	23,278,163	120,874,749	599,755,761	7,950,486,162
LIABILITIES:
Payables:
Fund Shares Redeemed	2,000	44,818	21,722	5,109,635
Due to Advisor	4,763	24,455	66,314	1,189,359
Due to Directors'/Trustees'	772	3,057	3,569	109,473
Due to CCO	3	13	65	848
Accrued Expenses and Other Liabilities	2,910	15,439	828	66,964
Total Liabilities	10,448	87,782	92,498	6,476,279
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$23,267,715	$120,786,967	$599,663,263	$7,944,009,883
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 767,841, 2,999,668, 31,102,153 and 182,648,551, respectively, $0.01 Par Value (1)Ж	$30.30	$40.27	$19.28	$43.49
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,500,000,000
Investments in Affiliated Investment Companies at Cost	N/A	N/A	$389,616,600	N/A
NET ASSETS CONSIST OF:
Paid-In Capital	$21,398,510	$(15,874,159)	$401,232,841	$3,497,978,100
Total Distributable Earnings (Loss)	1,869,205	136,661,126	198,430,422	4,446,031,783
NET ASSETS	$23,267,715	$120,786,967	$599,663,263	$7,944,009,883

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	Emerging Markets Small Cap Portfolio	Emerging Markets Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,878,993,892	$14,015,805,631
Receivables:
Fund Shares Sold	2,249,279	7,656,484
Prepaid Expenses and Other Assets	19,472	66,575
Total Assets	3,881,262,643	14,023,528,690
LIABILITIES:
Payables:
Fund Shares Redeemed	6,358,598	11,023,923
Due to Advisor	1,005,222	3,157,362
Due to Directors'/Trustees'	86,640	378,263
Due to CCO	426	1,526
Accrued Expenses and Other Liabilities	95,827	66,563
Total Liabilities	7,546,713	14,627,637
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,873,715,930	$14,008,901,053
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 132,395,539 and 329,357,976, respectively, $0.01 Par Value (1)Ж	$29.26	$42.53
(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$2,386,130,566	$9,338,773,920
Total Distributable Earnings (Loss)	1,487,585,364	4,670,127,133
NET ASSETS	$3,873,715,930	$14,008,901,053

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	Global Small Company Portfolio*	International Small Company Portfolio*	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $66,594, $18,541,634, $328,565 and $34,472, respectively)	$577,633	$184,570,143	$2,966,585	$2,392,717
Income from Securities Lending, Net	68,400	7,010,390	124,522	201,346
Expenses Allocated from Affiliated Investment Companies	(40,430)	(8,335,189)	(133,156)	(113,424)
Total Net Investment Income Allocated from Affiliated Investment Companies	605,603	183,245,344	2,957,951	2,480,639
Fund Investment Income
Dividend Income from Affiliates	417,226	—	—	—
Total Fund Investment Income	417,226	—	—	—
Fund Expenses
Investment Management Fees	231,086	18,534,434	405,518	331,491
Accounting Fees	1,576	26,507	1,753	1,616
Custodian Fees	162	2,420	7	7
Transfer Agent Fees
Institutional Class Shares	308	34,930	634	477
Shareholder Servicing Fees
Institutional Class Shares	8,723	788,442	20,038	16,322
Filing Fees
Institutional Class Shares	10,599	90,783	10,132	8,912
Shareholders' Reports
Institutional Class Shares	4,301	389,383	4,878	3,744
Directors'/Trustees' Fees & Expenses	529	62,599	1,075	804
CCO Fees	38	4,234	65	54
Professional Fees	428	51,261	893	642
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	1,322	—	—	—
Other	2,153	9,715	1,335	1,922
Total Fund Expenses	261,225	19,994,708	446,328	365,991
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	134,389	—	115,862	94,712
Net Expenses	126,836	19,994,708	330,466	271,279
Net Investment Income (Loss)	895,993	163,250,636	2,627,485	2,209,360
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	482,745	—	—	—
Transactions Allocated from Affiliated Investment Company	901,634 [1]	333,875,932	10,234,426	5,328,292
Futures	(10,337)	(543,786)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	11,028,477	—	—	—
Transactions Allocated from Affiliated Investment Company	4,088,904	1,220,031,200	29,728,144	4,942,992
Futures	—	7,425,798	—	—
Net Realized and Unrealized Gain (Loss)	16,491,423	1,560,789,144	39,962,570	10,271,284
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,387,416	$1,724,039,780	$42,590,055	$12,480,644
[1]Net of foreign capital gain taxes withheld of:	$24,078	$—	$—	$—

*
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*	World ex U.S. Value Portfolio*	Emerging Markets Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $3,649, $177,286, $672,837 and $8,120,424, respectively)	$349,261	$1,302,576	$6,976,495	$61,494,184
Income from Securities Lending, Net	3,885	54,542	196,552	3,738,183
Expenses Allocated from Affiliated Investment Companies	(13,056)	(66,920)	(436,676)	(4,787,040)
Total Net Investment Income Allocated from Affiliated Investment Companies	340,090	1,290,198	6,736,371	60,445,327
Fund Investment Income
Dividend Income from Affiliates	—	—	622,782	—
Total Fund Investment Income	—	—	622,782	—
Fund Expenses
Investment Management Fees	40,811	205,170	824,391	10,066,244
Accounting Fees	1,351	2,935	1,955	12,041
Custodian Fees	7	7	113	7
Transfer Agent Fees
Institutional Class Shares	81	328	1,049	15,543
Shareholder Servicing Fees
Institutional Class Shares	1,164	7,903	14,579	353,416
Filing Fees
Institutional Class Shares	8,321	9,508	11,719	37,608
Shareholders' Reports
Institutional Class Shares	3,408	4,677	5,813	81,266
Directors'/Trustees' Fees & Expenses	103	622	1,916	28,290
CCO Fees	7	33	148	1,974
Professional Fees	86	677	3,014	22,827
Other	1,635	2,174	3,718	9,471
Total Fund Expenses	56,974	234,034	868,415	10,628,687
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	11,660	58,620	471,639	3,471,118
Net Expenses	45,314	175,414	396,776	7,157,569
Net Investment Income (Loss)	294,776	1,114,784	6,962,377	53,287,758
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	1,439,109	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	—	—	72,617	—
Transactions Allocated from Affiliated Investment Company	(257,025)	7,223,489	3,563,001 [1]	(45,092,746)[1]
Futures	—	—	843	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	—	—	4,592,935	—
Transactions Allocated from Affiliated Investment Company	1,355,716	2,049,458	67,568,337	1,237,958,161 [2]
Net Realized and Unrealized Gain (Loss)	1,098,691	9,272,947	77,236,842	1,192,865,415
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,393,467	$10,387,731	$84,199,219	$1,246,153,173
[1]Net of foreign capital gain taxes withheld of:	$—	$—	$86,501	$1,454,858
[2]Including foreign capital gain taxes of:	$—	$—	$—	$9,267,588

*
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	Emerging Markets Small Cap Portfolio*	Emerging Markets Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $4,847,593 and $14,765,700, respectively)	$31,019,151	$130,378,856
Income from Securities Lending, Net	12,053,999	11,989,544
Expenses Allocated from Affiliated Investment Companies	(4,947,937)	(9,503,117)
Total Net Investment Income Allocated from Affiliated Investment Companies	38,125,213	132,865,283
Fund Expenses
Investment Management Fees	9,890,874	24,963,479
Accounting Fees	9,324	23,597
Custodian Fees	7	7
Transfer Agent Fees
Institutional Class Shares	9,793	31,778
Shareholder Servicing Fees
Institutional Class Shares	271,425	542,227
Filing Fees
Institutional Class Shares	15,614	64,220
Shareholders' Reports
Institutional Class Shares	54,571	149,369
Directors'/Trustees' Fees & Expenses	17,056	56,193
CCO Fees	1,080	3,731
Professional Fees	14,063	45,941
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	185,208
Other	7,812	19,786
Total Fund Expenses	10,291,619	26,085,536
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	3,804,182	6,690,612
Net Expenses	6,487,437	19,394,924
Net Investment Income (Loss)	31,637,776	113,470,359
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	114,903,565 [1]	6,010,994 [1]
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	204,955,035	1,917,916,562
Net Realized and Unrealized Gain (Loss)	319,858,600	1,923,927,556
Net Increase (Decrease) in Net Assets Resulting from Operations	$351,496,376	$2,037,397,915
[1]Net of foreign capital gain taxes withheld of:	$5,475,318	$6,806,839

*
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Global Small Company Portfolio#		International Small Company Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$895,993	$1,705,784	$163,250,636	$372,179,554
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	482,745	973,938	—	—
Transactions Allocated from Affiliated Investment Company	901,634	(704,565)	333,875,932	(44,897,187)
Futures	(10,337)	(77,946)	(543,786)	12,977,458
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	11,028,477	3,856,191	—	—
Transactions Allocated from Affiliated Investment Company	4,088,904	7,509,595	1,220,031,200	2,585,143,439
Futures	—	—	7,425,798	9,476,404
Net Increase (Decrease) in Net Assets Resulting from Operations	17,387,416	13,262,997	1,724,039,780	2,934,879,668
Distributions:
Institutional Class Shares	(2,026,720)	(2,532,170)	(195,275,606)	(411,505,648)
Capital Share Transactions (1):
Shares Issued	37,697,923	44,259,069	1,550,883,502	2,313,357,610
Shares Issued in Lieu of Cash Distributions	2,009,338	2,532,170	191,575,943	402,660,392
Shares Redeemed	(14,670,550)	(45,658,501)	(1,508,036,439)	(3,254,618,069)
Net Increase (Decrease) from Capital Share Transactions	25,036,711	1,132,738	234,423,006	(538,600,067)
Total Increase (Decrease) in Net Assets	40,397,407	11,863,565	1,763,187,180	1,984,773,953
Net Assets
Beginning of Period	109,364,834	97,501,269	14,012,702,140	12,027,928,187
End of Period	$149,762,241	$109,364,834	$15,775,889,320	$14,012,702,140
(1) Shares Issued and Redeemed:
Shares Issued	2,111,283	2,738,589	58,278,116	104,220,059
Shares Issued in Lieu of Cash Distributions	113,586	157,669	7,604,178	18,119,176
Shares Redeemed	(805,265)	(2,777,894)	(57,359,656)	(151,222,998)
Net Increase (Decrease) from Shares Issued and Redeemed	1,419,604	118,364	8,522,638	(28,883,763)

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Japanese Small Company Portfolio#		Asia Pacific Small Company Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,627,485	$5,673,408	$2,209,360	$5,976,297
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	10,234,426	3,732,659	5,328,292	(9,990,062)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	29,728,144	41,469,484	4,942,992	40,797,769
Net Increase (Decrease) in Net Assets Resulting from Operations	42,590,055	50,875,551	12,480,644	36,784,004
Distributions:
Institutional Class Shares	(8,580,784)	(6,630,014)	(8,812,102)	(6,445,066)
Capital Share Transactions (1):
Shares Issued	7,431,228	14,664,508	652,772	2,600,347
Shares Issued in Lieu of Cash Distributions	8,577,808	6,629,174	8,812,102	6,445,066
Shares Redeemed	(86,198,130)	(40,860,857)	(4,085,510)	(8,189,222)
Net Increase (Decrease) from Capital Share Transactions	(70,189,094)	(19,567,175)	5,379,364	856,191
Total Increase (Decrease) in Net Assets	(36,179,823)	24,678,362	9,047,906	31,195,129
Net Assets
Beginning of Period	241,881,655	217,203,293	184,826,133	153,631,004
End of Period	$205,701,832	$241,881,655	$193,874,039	$184,826,133
(1) Shares Issued and Redeemed:
Shares Issued	245,948	583,776	29,557	142,308
Shares Issued in Lieu of Cash Distributions	303,317	292,421	417,437	374,278
Shares Redeemed	(2,679,847)	(1,747,682)	(185,232)	(455,765)
Net Increase (Decrease) from Shares Issued and Redeemed	(2,130,582)	(871,485)	261,762	60,821

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	United Kingdom Small Company Portfolio#		Continental Small Company Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$294,776	$837,545	$1,114,784	$4,107,783
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	(257,025)	(9,981)	7,223,489	6,279,296
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,355,716	1,900,432	2,049,458	(6,014,766)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,393,467	2,727,996	10,387,731	4,372,313
Distributions:
Institutional Class Shares	(375,277)	(915,001)	(1,061,953)	(10,345,078)
Capital Share Transactions (1):
Shares Issued	322,546	835,323	3,967,539	8,945,255
Shares Issued in Lieu of Cash Distributions	375,277	915,001	1,061,252	10,341,471
Shares Redeemed	(1,315,135)	(1,679,697)	(9,193,108)	(694,561,959)
Net Increase (Decrease) from Capital Share Transactions	(617,312)	70,627	(4,164,317)	(675,275,233)
Total Increase (Decrease) in Net Assets	400,878	1,883,622	5,161,461	(681,247,998)
Net Assets
Beginning of Period	22,866,837	20,983,215	115,625,506	796,873,504
End of Period	$23,267,715	$22,866,837	$120,786,967	$115,625,506
(1) Shares Issued and Redeemed:
Shares Issued	11,145	30,995	100,958	268,700
Shares Issued in Lieu of Cash Distributions	12,878	32,047	28,113	332,817
Shares Redeemed	(43,766)	(60,973)	(240,370)	(23,263,053)
Net Increase (Decrease) from Shares Issued and Redeemed	(19,743)	2,069	(111,299)	(22,661,536)

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	World ex U.S. Value Portfolio#		Emerging Markets Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,962,377	$11,730,312	$53,287,758	$135,837,668
Capital Gain Distributions Received from Affiliated Investment Companies	1,439,109	192,753	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	—	1,007	—	—
Affiliated Investment Companies Shares Sold	72,617	325,193	—	—
Transactions Allocated from Affiliated Investment Company	3,563,001	665,195	(45,092,746)	35,257,806
Futures	843	1,126	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	4,592,935	7,895,204	—	—
Transactions Allocated from Affiliated Investment Company	67,568,337	66,026,897	1,237,958,161	1,230,249,047
Net Increase (Decrease) in Net Assets Resulting from Operations	84,199,219	86,837,687	1,246,153,173	1,401,344,521
Distributions:
Institutional Class Shares	(8,725,782)	(12,514,994)	(64,414,671)	(163,876,533)
Capital Share Transactions (1):
Shares Issued	176,436,713	71,400,268	1,106,590,595	852,849,526
Shares Issued in Lieu of Cash Distributions	8,710,666	11,980,067	61,574,921	157,339,173
Shares Redeemed	(58,212,566)	(43,075,168)	(769,881,401)	(1,176,759,058)
Net Increase (Decrease) from Capital Share Transactions	126,934,813	40,305,167	398,284,115	(166,570,359)
Total Increase (Decrease) in Net Assets	202,408,250	114,627,335	1,580,022,617	1,070,897,629
Net Assets
Beginning of Period	397,255,013	282,627,678	6,363,987,266	5,293,089,637
End of Period	$599,663,263	$397,255,013	$7,944,009,883	$6,363,987,266
(1) Shares Issued and Redeemed:
Shares Issued	9,891,138	4,868,133	28,416,062	27,429,421
Shares Issued in Lieu of Cash Distributions	508,705	810,900	1,696,635	4,900,028
Shares Redeemed	(3,265,019)	(2,989,901)	(19,623,006)	(37,890,971)
Net Increase (Decrease) from Shares Issued and Redeemed	7,134,824	2,689,132	10,489,691	(5,561,522)

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Small Cap Portfolio#		Emerging Markets Value Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$31,637,776	$95,373,933	$113,470,359	$380,627,719
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	114,903,565	(177,643,118)	6,010,994	(37,879,742)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	204,955,035	631,393,033	1,917,916,562	2,110,197,125
Net Increase (Decrease) in Net Assets Resulting from Operations	351,496,376	549,123,848	2,037,397,915	2,452,945,102
Distributions:
Institutional Class Shares	(75,703,212)	(119,965,897)	(201,930,477)	(487,701,637)
Capital Share Transactions (1):
Shares Issued	146,733,083	245,642,088	785,114,306	1,383,176,993
Shares Issued in Lieu of Cash Distributions	69,542,309	110,295,608	194,433,046	468,292,761
Shares Redeemed	(527,590,619)	(691,827,802)	(1,715,682,432)	(1,919,285,099)
Net Increase (Decrease) from Capital Share Transactions	(311,315,227)	(335,890,106)	(736,135,080)	(67,815,345)
Total Increase (Decrease) in Net Assets	(35,522,063)	93,267,845	1,099,332,358	1,897,428,120
Net Assets
Beginning of Period	3,909,237,993	3,815,970,148	12,909,568,695	11,012,140,575
End of Period	$3,873,715,930	$3,909,237,993	$14,008,901,053	$12,909,568,695
(1) Shares Issued and Redeemed:
Shares Issued	5,364,935	9,998,162	19,960,530	43,448,487
Shares Issued in Lieu of Cash Distributions	2,642,449	4,357,613	5,325,027	14,141,714
Shares Redeemed	(19,308,681)	(28,811,015)	(43,636,956)	(59,317,156)
Net Increase (Decrease) from Shares Issued and Redeemed	(11,301,297)	(14,455,240)	(18,351,399)	(1,726,955)

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Global Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$17.32	$15.74	$12.62	$12.52	$15.52	$10.50
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.27	0.25	0.24	0.23	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	2.22	1.72	3.24	0.02	(2.68)	4.97
Total from Investment Operations	2.34	1.99	3.49	0.26	(2.45)	5.19
Less Distributions:
Net Investment Income	(0.29)	(0.29)	(0.26)	(0.16)	(0.25)	(0.17)
Net Realized Gains	—	(0.12)	(0.11)	—	(0.30)	—
Total Distributions	(0.29)	(0.41)	(0.37)	(0.16)	(0.55)	(0.17)
Net Asset Value, End of Period	$19.37	$17.32	$15.74	$12.62	$12.52	$15.52
Total Return	13.67%(B)	12.88%	28.04%	2.05%	(16.32%)	49.81%
Net Assets, End of Period (thousands)	$149,762	$109,365	$97,501	$73,599	$82,920	$99,631
Ratio of Expenses to Average Net Assets *(C)	0.42%(D)	0.42%	0.42%	0.42%	0.44%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.62%(D)	0.64%	0.65%	0.64%	0.66%	0.71%
Ratio of Net Investment Income to Average Net Assets	1.36%(D)	1.69%	1.69%	1.81%	1.66%	1.49%
Portfolio Turnover Rate **	6%(B)	8%	14%	18%	13%	14%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22%(D)	0.22%	0.22%	0.22%	0.22%	0.24%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$24.67	$20.15	$16.90	$15.93	$23.29	$16.84
Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.65	0.56	0.52	0.54	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	2.75	4.60	3.32	1.19	(6.44)	6.42
Total from Investment Operations	3.04	5.25	3.88	1.71	(5.90)	6.83
Less Distributions:
Net Investment Income	(0.34)	(0.73)	(0.63)	(0.53)	(0.67)	(0.38)
Net Realized Gains	—	—	—	(0.21)	(0.79)	—
Total Distributions	(0.34)	(0.73)	(0.63)	(0.74)	(1.46)	(0.38)
Net Asset Value, End of Period	$27.37	$24.67	$20.15	$16.90	$15.93	$23.29
Total Return	12.46%(B)	26.50%	23.07%	10.58%	(26.55%)	40.83%
Net Assets, End of Period (thousands)	$15,775,889	$14,012,702	$12,027,928	$10,045,487	$9,320,095	$13,465,853
Ratio of Expenses to Average Net Assets *(C)	0.38%(D)	0.39%	0.39%	0.39%	0.41%	0.46%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.38%(D)	0.39%	0.39%	0.39%	0.41%	0.46%
Ratio of Net Investment Income to Average Net Assets	2.21%(D)	2.99%	2.82%	2.89%	2.79%	1.90%
Portfolio Turnover Rate **	11%(B)	14%	17%	12%	13%	16%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11%(D)	0.12%	0.12%	0.12%	0.12%	0.12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Japanese Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$27.85	$22.73	$20.96	$18.69	$25.80	$23.39
Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.62	0.52	0.49	0.48	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	4.19	5.20	2.67	2.87	(6.33)	2.51
Total from Investment Operations	4.52	5.82	3.19	3.36	(5.85)	2.95
Less Distributions:
Net Investment Income	(0.99)	(0.70)	(1.03)	(0.26)	(0.53)	(0.54)
Net Realized Gains	—	—	(0.39)	(0.83)	(0.73)	—
Total Distributions	(0.99)	(0.70)	(1.42)	(1.09)	(1.26)	(0.54)
Net Asset Value, End of Period	$31.38	$27.85	$22.73	$20.96	$18.69	$25.80
Total Return	16.61%(B)	26.32%	15.64%	18.33%	(23.79%)	12.66%
Net Assets, End of Period (thousands)	$205,702	$241,882	$217,203	$248,620	$267,551	$379,837
Ratio of Expenses to Average Net Assets (C)	0.40%(D)	0.40%	0.40%	0.40%	0.42%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.50%(D)	0.50%	0.50%	0.50%	0.52%	0.57%
Ratio of Net Investment Income to Average Net Assets	2.27%(D)	2.56%	2.31%	2.33%	2.24%	1.69%
Portfolio Turnover Rate	12%(B)	14%	14%	9%	11%	11%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Asia Pacific Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$22.09	$18.49	$15.90	$17.39	$26.94	$20.13
Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.70	0.59	0.73	0.84	0.75
Net Gains (Losses) on Securities (Realized and Unrealized)	1.18	3.68	2.82	(0.46)	(7.40)	6.74
Total from Investment Operations	1.44	4.38	3.41	0.27	(6.56)	7.49
Less Distributions:
Net Investment Income	(1.06)	(0.78)	(0.82)	(0.75)	(1.07)	(0.68)
Net Realized Gains	—	—	—	(1.01)	(1.92)	—
Total Distributions	(1.06)	(0.78)	(0.82)	(1.76)	(2.99)	(0.68)
Net Asset Value, End of Period	$22.47	$22.09	$18.49	$15.90	$17.39	$26.94
Total Return	6.81%(B)	24.88%	22.05%	0.37%	(26.90%)	37.81%
Net Assets, End of Period (thousands)	$193,874	$184,826	$153,631	$163,212	$230,202	$381,490
Ratio of Expenses to Average Net Assets (C)	0.41%(D)	0.41%	0.41%	0.40%	0.42%	0.48%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.51%(D)	0.51%	0.51%	0.50%	0.52%	0.58%
Ratio of Net Investment Income to Average Net Assets	2.33%(D)	3.80%	3.36%	4.08%	3.95%	3.01%
Portfolio Turnover Rate	13%(B)	21%	23%	17%	19%	19%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$29.03	$26.71	$21.17	$19.89	$31.72	$21.35
Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	1.04	0.85	0.82	0.94	0.58
Net Gains (Losses) on Securities (Realized and Unrealized)	1.37	2.45	5.78	0.96	(11.25)	10.31
Total from Investment Operations	1.75	3.49	6.63	1.78	(10.31)	10.89
Less Distributions:
Net Investment Income	(0.48)	(1.17)	(1.09)	(0.50)	(0.97)	(0.52)
Net Realized Gains	—	—	—	—	(0.55)	—
Total Distributions	(0.48)	(1.17)	(1.09)	(0.50)	(1.52)	(0.52)
Net Asset Value, End of Period	$30.30	$29.03	$26.71	$21.17	$19.89	$31.72
Total Return	6.09%(B)	13.18%	31.58%	8.78%	(33.62%)	51.31%
Net Assets, End of Period (thousands)	$23,268	$22,867	$20,983	$18,698	$18,398	$44,133
Ratio of Expenses to Average Net Assets (C)	0.50%(D)	0.51%	0.51%	0.51%	0.56%	0.59%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.60%(D)	0.61%	0.61%	0.61%	0.66%	0.74%
Ratio of Net Investment Income to Average Net Assets	2.53%(D)	3.84%	3.28%	3.50%	3.62%	1.88%
Portfolio Turnover Rate	7%(B)	19%	20%	9%	14%	12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Continental Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$37.17	$30.92	$25.68	$23.75	$35.27	$23.82
Income from Investment Operations (A)
Net Investment Income (Loss)	0.37	0.73	0.86	0.81	0.76	0.57
Net Gains (Losses) on Securities (Realized and Unrealized)	3.08	7.09	5.22	1.96	(10.80)	11.45
Total from Investment Operations	3.45	7.82	6.08	2.77	(10.04)	12.02
Less Distributions:
Net Investment Income	(0.35)	(1.57)	(0.84)	(0.84)	(0.80)	(0.57)
Net Realized Gains	—	—	—	—	(0.68)	—
Total Distributions	(0.35)	(1.57)	(0.84)	(0.84)	(1.48)	(0.57)
Net Asset Value, End of Period	$40.27	$37.17	$30.92	$25.68	$23.75	$35.27
Total Return	9.33%(B)	26.02%	23.74%	11.43%	(29.26%)	50.70%
Net Assets, End of Period (thousands)	$120,787	$115,626	$796,874	$657,020	$616,323	$867,759
Ratio of Expenses to Average Net Assets (C)	0.41%(D)	0.42%	0.40%	0.39%	0.42%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.51%(D)	0.52%	0.50%	0.49%	0.52%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.91%(D)	2.29%	2.82%	2.88%	2.61%	1.76%
Portfolio Turnover Rate	10%(B)	10%	16%	11%	11%	17%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$16.57	$13.28	$11.34	$10.14	$12.67	$8.99
Income from Investment Operations (A)
Net Investment Income (Loss)	0.24	0.52	0.47	0.48	0.47	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	2.78	3.33	2.04	1.20	(2.49)	3.66
Total from Investment Operations	3.02	3.85	2.51	1.68	(2.02)	4.04
Less Distributions:
Net Investment Income	(0.31)	(0.56)	(0.57)	(0.48)	(0.51)	(0.36)
Total Distributions	(0.31)	(0.56)	(0.57)	(0.48)	(0.51)	(0.36)
Net Asset Value, End of Period	$19.28	$16.57	$13.28	$11.34	$10.14	$12.67
Total Return	18.46%(B)	29.56%	22.36%	16.53%	(16.23%)	45.23%
Net Assets, End of Period (thousands)	$599,663	$397,255	$282,628	$241,685	$194,259	$308,666
Ratio of Expenses to Average Net Assets *(C)	0.36%(D)	0.37%	0.38%	0.36%	0.40%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *(C)	0.54%(D)	0.56%	0.57%	0.55%	0.59%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.70%(D)	3.62%	3.65%	4.08%	4.02%	3.14%
Portfolio Turnover Rate **	3%(B)	12%	13%	13%	15%	11%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19%(D)	0.19%	0.19%	0.19%	0.19%	0.20%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Emerging Markets Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$36.97	$29.78	$24.94	$22.78	$33.05	$27.64
Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.77	0.73	0.82	0.88	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	6.59	7.36	5.06	2.17	(9.07)	5.32
Total from Investment Operations	6.89	8.13	5.79	2.99	(8.19)	6.06
Less Distributions:
Net Investment Income	(0.37)	(0.94)	(0.95)	(0.77)	(0.91)	(0.65)
Net Realized Gains	—	—	—	(0.06)	(1.17)	—
Total Distributions	(0.37)	(0.94)	(0.95)	(0.83)	(2.08)	(0.65)
Net Asset Value, End of Period	$43.49	$36.97	$29.78	$24.94	$22.78	$33.05
Total Return	18.83%(B)	27.82%	23.41%	13.02%	(25.94%)	21.91%
Net Assets, End of Period (thousands)	$7,944,010	$6,363,987	$5,293,090	$4,327,065	$3,938,781	$6,225,187
Ratio of Expenses to Average Net Assets (C)	0.34%(D)	0.36%	0.36%	0.35%	0.36%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.44%(D)	0.46%	0.46%	0.45%	0.46%	0.49%
Ratio of Net Investment Income to Average Net Assets	1.54%(D)	2.48%	2.54%	3.11%	3.05%	2.19%
Portfolio Turnover Rate	6%(B)	10%	15%	14%	10%	19%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$27.20	$24.13	$20.69	$18.76	$26.03	$19.67
Income from Investment Operations (A)
Net Investment Income (Loss)	0.23	0.63	0.56	0.55	0.59	0.52
Net Gains (Losses) on Securities (Realized and Unrealized)	2.36	3.25	3.64	2.28	(6.16)	6.41
Total from Investment Operations	2.59	3.88	4.20	2.83	(5.57)	6.93
Less Distributions:
Net Investment Income	(0.53)	(0.81)	(0.76)	(0.49)	(1.00)	(0.57)
Net Realized Gains	—	—	—	(0.41)	(0.70)	—
Total Distributions	(0.53)	(0.81)	(0.76)	(0.90)	(1.70)	(0.57)
Net Asset Value, End of Period	$29.26	$27.20	$24.13	$20.69	$18.76	$26.03
Total Return	9.75%(B)	16.36%	20.44%	15.09%	(22.57%)	35.51%
Net Assets, End of Period (thousands)	$3,873,716	$3,909,238	$3,815,970	$3,804,119	$3,511,909	$5,115,924
Ratio of Expenses to Average Net Assets (C)	0.60%(D)	0.60%	0.61%	0.59%	0.59%	0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.80%(D)	0.80%	0.81%	0.79%	0.79%	0.83%
Ratio of Net Investment Income to Average Net Assets	1.66%(D)	2.61%	2.40%	2.59%	2.57%	2.10%
Portfolio Turnover Rate	5%(B)	11%	13%	19%	12%	16%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$37.13	$31.51	$26.79	$24.08	$31.48	$23.93
Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	1.09	1.02	1.12	1.32	0.90
Net Gains (Losses) on Securities (Realized and Unrealized)	5.66	5.93	5.12	2.68	(7.34)	7.50
Total from Investment Operations	5.99	7.02	6.14	3.80	(6.02)	8.40
Less Distributions:
Net Investment Income	(0.59)	(1.40)	(1.42)	(1.09)	(1.39)	(0.85)
Total Distributions	(0.59)	(1.40)	(1.42)	(1.09)	(1.39)	(0.85)
Net Asset Value, End of Period	$42.53	$37.13	$31.51	$26.79	$24.08	$31.48
Total Return	16.40%(B)	22.89%	23.14%	15.71%	(19.51%)	35.24%
Net Assets, End of Period (thousands)	$14,008,901	$12,909,569	$11,012,141	$9,936,834	$9,600,125	$13,258,001
Ratio of Expenses to Average Net Assets (C)	0.44%(D)	0.44%	0.45%	0.44%	0.45%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) (C)	0.54%(D)	0.55%	0.55%	0.54%	0.55%	0.59%
Ratio of Net Investment Income to Average Net Assets	1.73%(D)	3.34%	3.34%	4.03%	4.49%	2.92%
Portfolio Turnover Rate	2%(B)	11%	13%	12%	14%	14%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of April 30, 2026, of which ten (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
Of the Portfolios, seven invest all of their assets in a corresponding series (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”)(each such series within DFAITC and DEM, a “Master Fund”). Three of the Portfolios generally allocate their assets among other funds (each such underlying fund, an "Underlying Fund") managed by Dimensional Fund Advisors LP (the “Advisor”) (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Underlying Funds within DFAITC. The Global Small Company Portfolio invests in six Underlying Funds within DFAITC and one Underlying Fund within the Fund. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM.
As of April 30, 2026, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below.
Feeder Funds	Master Funds	Percentage Ownership 04/30/26
Japanese Small Company Portfolio	The Japanese Small Company Series	5%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	11%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	1%
Continental Small Company Portfolio	The Continental Small Company Series	2%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds Of Funds	Underlying Funds	Percentage Ownership April 30, 2026
International Small Company Portfolio	The Continental Small Company Series	98%
	The Japanese Small Company Series	94%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	89%
	The Canadian Small Company Series	99%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—

Funds Of Funds	Underlying Funds	Percentage Ownership April 30, 2026
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	—
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—
To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. Each Feeder Fund and Fund of Funds also invests in money market funds and futures. In addition, each Fund of Funds may engage in forward currency contracts.
The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. OTC derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Underlying Fund(s). These valuations are classified as Level 1 in the hierarchy. The notes to the Series' financial statements included elsewhere in this report provide information about the Series' valuation policy and their period-end security valuations.
A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method.
The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.
The Portfolios may be subject to taxes imposed by countries in which with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio and World ex U.S. Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
4. Other: Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets. Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor and Administrator:
The Advisor provides investment management services to the Portfolios. For the six months ended April 30, 2026, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%
World ex U.S. Value Portfolio	0.32%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Fund of Funds and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2027, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2026, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Global Small Company Portfolio (1)	0.42%	—	$1,322	$134,389
International Small Company Portfolio (2)	0.45%	—	—	—
Japanese Small Company Portfolio (3)	0.42%	0.35%	—	115,862
Asia Pacific Small Company Portfolio (3)	0.42%	0.35%	—	94,712
United Kingdom Small Company Portfolio (3)	0.42%	0.35%	—	11,660
Continental Small Company Portfolio (3)	0.42%	0.35%	—	58,620
World ex U.S. Value Portfolio (4)	0.60%	0.32%	—	471,639
Emerging Markets Portfolio (5)	0.49%	0.29%	—	3,471,118
Emerging Markets Small Cap Portfolio (6)	—	0.52%	—	3,804,182
Emerging Markets Value Portfolio (6)	0.44%	0.38%	185,208	6,690,612

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and The DFA Short Term Investment Fund (the “Short Term Series”), but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio
Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis
(the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis
(the “Expense Limitation Amount”).

(4) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the
Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset
(the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses of a class of the Portfolio
(including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”)
to the rate listed above as a percentage of the average net assets of such class of the Portfolio on an annualized basis (the “Expense Limitation
Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(5) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the
Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis
(the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense
Limitation Amount”).

(6) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a
Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to the rate listed above as a percentage of the average net assets of a class of a
Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other expenses of the class of the Emerging Markets Value Portfolio
(including expenses incurred through its investment in other investment companies managed by the Advisor, except for the expenses that the
Portfolio incurs indirectly through investments of securities lending cash collateral in Short Term Series and unaffiliated money market funds)
("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to February 28, 2025, the
Emerging Markets Value Portfolio only had a Permanent Fee Waiver.

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
Global Small Company Portfolio	$95,441	$206,382	$222,704	$134,389	$658,916
United Kingdom Small Company Portfolio	—	288	—	—	288
World ex U.S. Value Portfolio	237,143	504,922	597,822	471,639	1,811,526
Emerging Markets Value Portfolio	—	—	398,167	121,275	519,442

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amount paid by the Fund to the CCO was $125,316.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
Global Small Company Portfolio	$523
International Small Company Portfolio	159,045
Japanese Small Company Portfolio	7,983
Asia Pacific Small Company Portfolio	4,220
United Kingdom Small Company Portfolio	651
Continental Small Company Portfolio	2,043
World ex U.S. Value Portfolio	1,683
Emerging Markets Portfolio	78,538
Emerging Markets Small Cap Portfolio	66,383
Emerging Markets Value Portfolio	314,471

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolios' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities, were as follows:
	Other Investment Securities
	Purchases	Sales
Global Small Company Portfolio	$21,402,266	$8,810,132
World ex U.S. Value Portfolio	16,317,865	5,749,418

There were no purchases or sales of long-term U.S. government securities.
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Global Small Company Portfolio
U.S. Small Cap Portfolio	$68,365,683	$21,402,266	$8,810,132	$482,732	$11,028,477	$92,469,026	1,585,818	$417,226	—
Total	$68,365,683	$21,402,266	$8,810,132	$482,732	$11,028,477	$92,469,026		$417,226	—
World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$35,917,437	$16,317,866	$5,749,418	$72,617	$4,592,935	$51,151,437	1,525,542	$622,782	$1,439,109
Total	$35,917,437	$16,317,866	$5,749,418	$72,617	$4,592,935	$51,151,437		$622,782	$1,439,109
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a  result of realized gains on securities considered to be passive foreign investment companies, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, redemption in-kind transactions, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Small Company Portfolio
2024	$1,592,060	$645,490	$2,237,550
2025	1,800,015	732,155	2,532,170
International Small Company Portfolio
2024	379,832,025	—	379,832,025
2025	411,505,648	—	411,505,648
Japanese Small Company Portfolio
2024	10,316,752	2,791,371	13,108,123
2025	6,630,014	—	6,630,014

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Asia Pacific Small Company Portfolio
2024	$8,400,013	—	$8,400,013
2025	6,445,066	—	6,445,066
United Kingdom Small Company Portfolio
2024	905,002	—	905,002
2025	915,001	—	915,001
Continental Small Company Portfolio
2024	21,345,064	—	21,345,064
2025	10,345,078	—	10,345,078
World ex U.S. Value Portfolio
2024	11,908,887	—	11,908,887
2025	12,514,994	—	12,514,994
Emerging Markets Portfolio
2024	166,181,987	—	166,181,987
2025	163,876,533	—	163,876,533
Emerging Markets Small Cap Portfolio
2024	129,086,495	—	129,086,495
2025	119,965,897	—	119,965,897
Emerging Markets Value Portfolio
2024	498,902,887	—	498,902,887
2025	487,701,637	—	487,701,637

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Global Small Company Portfolio	$1,724,697	—	—	$31,251,094	$32,975,791
International Small Company Portfolio	147,964,406	—	$(129,145,476)	4,218,054,904	4,236,873,834
Japanese Small Company Portfolio	7,974,454	—	(145,623)	65,584,978	73,413,809
Asia Pacific Small Company Portfolio	7,769,246	—	(50,688,001)	24,500,035	(18,418,720)
United Kingdom Small Company Portfolio	253,572	—	(3,545,343)	4,143,872	852,101
Continental Small Company Portfolio	911,364	—	(5,651,784)	132,068,733	127,328,313
World ex U.S. Value Portfolio	5,434,230	—	(12,140,454)	129,663,056	122,956,832
Emerging Markets Portfolio	36,117,420	—	(155,190,588)	3,382,599,800	3,263,526,632
Emerging Markets Small Cap Portfolio	59,647,143	—	(278,201,306)	1,430,452,817	1,211,898,654

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Value Portfolio	$147,517,372	—	$(1,200,398,765)	$3,888,104,104	$2,835,222,711
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
International Small Company Portfolio	$129,145,476
Japanese Small Company Portfolio	145,623
Asia Pacific Small Company Portfolio	50,688,001
United Kingdom Small Company Portfolio	3,545,343
Continental Small Company Portfolio	5,651,784
World ex U.S. Value Portfolio	12,140,454
Emerging Markets Portfolio	155,190,588
Emerging Markets Small Cap Portfolio	278,201,306
Emerging Markets Value Portfolio	1,200,398,765
During the year ended October 31, 2025, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
Japanese Small Company Portfolio	$2,536,140
Continental Small Company Portfolio	5,325,138
Emerging Markets Portfolio	39,483,870

As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Small Company Portfolio	$103,384,970	$48,582,343	—	$48,582,343
International Small Company Portfolio	10,404,771,139	5,675,954,582	—	5,675,954,582
Japanese Small Company Portfolio	104,642,687	120,522,919	—	120,522,919
Asia Pacific Small Company Portfolio	152,608,910	52,252,156	—	52,252,156
United Kingdom Small Company Portfolio	18,009,542	6,781,783	—	6,781,783
Continental Small Company Portfolio	10,795,060	123,317,932	—	123,317,932
World ex U.S. Value Portfolio	398,341,395	207,201,594	—	207,201,594
Emerging Markets Portfolio	3,130,164,882	4,966,381,887	—	4,966,381,887
Emerging Markets Small Cap Portfolio	2,127,410,829	1,961,053,114	—	1,961,053,114
Emerging Markets Value Portfolio	8,248,324,668	6,258,767,518	—	6,258,767,518

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Portfolios recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios either directly or indirectly (through their investments in corresponding Master/Underlying Funds), may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio's Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom's (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios' investments.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
Futures*
International Small Company Portfolio	$138,596,136

*	Average Notional Value of futures contracts.
The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Equity Contracts
International Small Company Portfolio	$11,143,529	$11,143,529

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Global Small Company Portfolio	$(10,337)	$(10,337)
International Small Company Portfolio	(543,786)	(543,786)
World ex U.S. Value Portfolio	843	843

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (1)
International Small Company Portfolio	$7,425,798	$7,425,798

(1)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
For the six months ended April 30, 2026, borrowings by the following Portfolios under the lines of credit were as follows:
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2026
Global Small Company Portfolio	4.46%	$329,300	18	$754	$3,853,700	—
World ex U.S. Value Portfolio	4.43%	820,579	19	1,903	2,458,000	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2026.
I. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
J. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios' chief operating decision maker ("CODM"). Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
K. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The

ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
L. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Global Small Company Portfolio	3	77%	0%
International Small Company Portfolio	3	78%	0%
Japanese Small Company Portfolio	4	85%	0%
Asia Pacific Small Company Portfolio	2	92%	0%
United Kingdom Small Company Portfolio	4	96%	0%
Continental Small Company Portfolio	3	91%	0%
World ex U.S. Value Portfolio	4	71%	0%
Emerging Markets Portfolio	2	63%	0%
Emerging Markets Small Cap Portfolio	4	73%	0%
Emerging Markets Value Portfolio	3	54%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
M. ReFlow Redemption Service
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC(“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days,determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate(which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolios’ Prospectus. If the Portfolio is part of a “master-feeder” structure, then the“feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure,ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.
The Portfolios did not use the Reflow liquidity program during the six months ended April 30, 2026.
N. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
INTERNATIONAL EQUITIES — (100.0%)
The DFA International Value Series		$14,042,694,955
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$14,042,694,955
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$14,042,694,955
Receivables:
Fund Shares Sold	12,588,311
Prepaid Expenses and Other Assets	71,557
Total Assets	14,055,354,823
LIABILITIES:
Payables:
Fund Shares Redeemed	43,679,787
Due to Advisor	528,628
Due to Directors'/Trustees'	210,666
Due to CCO	1,536
Accrued Expenses and Other Liabilities	174,282
Total Liabilities	44,594,899
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$14,010,759,924
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 441,643,287, $0.01 Par Value (1)Ж	$31.72
(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$8,051,520,279
Total Distributable Earnings (Loss)	5,959,239,645
NET ASSETS	$14,010,759,924

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

DFA International Value Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $19,931,630)	$218,857,938
Income from Securities Lending, Net	1,598,433
Expenses Allocated from Affiliated Investment Companies	(13,393,866)
Total Net Investment Income Allocated from Affiliated Investment Companies	207,062,505
Fund Expenses
Investment Management Fees	15,948,489
Accounting Fees	20,206
Custodian Fees	7
Transfer Agent Fees
Institutional Class Shares	29,271
Shareholder Servicing Fees
Institutional Class Shares	694,729
Filing Fees
Institutional Class Shares	50,233
Shareholders' Reports
Institutional Class Shares	166,315
Directors'/Trustees' Fees & Expenses	52,348
CCO Fees	3,661
Professional Fees	45,122
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	57,234
Reflow Fees	327,293
Other	4,530
Total Fund Expenses	17,399,438
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	12,930,996
Net Expenses	4,468,442
Net Investment Income (Loss)	202,594,063
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	264,903,173
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,823,358,087
Net Realized and Unrealized Gain (Loss)	2,088,261,260
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,290,855,323
See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA International Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income Allocated from Affiliated Investment Company	$202,594,063	$374,964,053
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	264,903,173	134,859,974
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,823,358,087	2,334,150,953
Net Increase (Decrease) in Net Assets Resulting from Operations	2,290,855,323	2,843,974,980
Distributions:
Institutional Class Shares	(260,981,534)	(357,521,425)
Capital Share Transactions (1):
Shares Issued	1,769,840,029	2,274,437,985
Shares Issued in Lieu of Cash Distributions	254,984,805	349,963,278
Shares Redeemed	(1,701,097,464)	(2,268,911,729)
Net Increase (Decrease) from Capital Share Transactions	323,727,370	355,489,534
Total Increase (Decrease) in Net Assets	2,353,601,159	2,841,943,089
Net Assets
Beginning of Period	11,657,158,765	8,815,215,676
End of Period	$14,010,759,924	$11,657,158,765
(1) Shares Issued and Redeemed:
Shares Issued	59,121,968	96,180,646
Shares Issued in Lieu of Cash Distributions	8,975,432	14,473,172
Shares Redeemed	(57,282,508)	(95,207,369)
Net Increase (Decrease) from Shares Issued and Redeemed	10,814,892	15,446,449
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA International Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$27.06	$21.22	$18.17	$16.19	$19.80	$13.54
Income from Investment Operations (A)
Net Investment Income (Loss)	0.47	0.88	0.78	0.80	0.79	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	4.80	5.80	3.17	1.96	(3.49)	6.23
Total from Investment Operations	5.27	6.68	3.95	2.76	(2.70)	6.85
Less Distributions:
Net Investment Income	(0.61)	(0.84)	(0.90)	(0.78)	(0.87)	(0.59)
Net Realized Gains	—	—	—	—	(0.04)	—
Total Distributions	(0.61)	(0.84)	(0.90)	(0.78)	(0.91)	(0.59)
Net Asset Value, End of Period	$31.72	$27.06	$21.22	$18.17	$16.19	$19.80
Total Return	19.74%(B)	32.03%	21.92%	16.93%	(13.90%)	50.90%
Net Assets, End of Period (thousands)	$14,010,760	$11,657,159	$8,815,216	$8,238,127	$7,492,497	$8,312,480
Ratio of Expenses to Average Net Assets (C)	0.28%(D)	0.28%	0.29%	0.29%	0.30%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.48%(D)	0.48%	0.49%	0.49%	0.50%	0.56%
Ratio of Net Investment Income to Average Net Assets	3.18%(D)	3.73%	3.75%	4.27%	4.30%	3.36%
Portfolio Turnover Rate	3%(B)	13%	13%	13%	15%	9%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2026, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors (the "Board") of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolio, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i)the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Securities Transactions and Related Income: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions.
4. Other: Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolio. For the six months ended April 30, 2026, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, as described in the notes below. In addition to the permanent fee waiver, the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement, with respect to the total management fees paid to the Advisor, will remain in effect permanently, unless terminated by the Portfolio's Board of Directors. The remaining portion of the Fee Waiver Agreement will remain in effect through February 28, 2027, may only be terminated by the Fund’s Board prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2026, the Portfolio had an expense limit and total management fee limit based on a percentage of its average net assets on an annualized basis, as reflected below. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below.
Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA International Value Portfolio (1)	0.28%	0.25%	$57,234	$12,930,996

(1) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the
Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Short Term Series"), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee
Waiver, effective February 28, 2025, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies managed by the Advisor, except for the expenses that the Portfolio incurs indirectly through investments of securities lending cash collateral in Short Term
Series and unaffiliated money market funds) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the
Portfolio to the rate listed above as a percentage of the average net assets of each class of the Portfolio on an annualized basis (the “Expense
Limitation Amount”). Prior to February 28, 2025,  the Advisor had contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the Expense Limitation Amount. At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense
Limitation Amount/Total Management Fee Limit listed above for the Portfolio, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation
Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by the
Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Previously Waived Fees/Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
DFA International Value Portfolio	$—	$—	$282,847	$170,958	$453,805

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amounts paid by the Fund to the CCO were $13,977.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows:
DFA International Value Portfolio	$153,852

E. Federal Income Taxes:
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, redemption in-kind transactions, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio
2024	$390,124,735	—	$390,124,735
2025	357,521,425	—	357,521,425

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$183,885,241	—	$(58,659,521)	$3,804,327,741	$3,929,553,461
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
DFA International Value Portfolio	$58,659,521
During the year ended October 31, 2025, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
DFA International Value Portfolio	$23,502,107

As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$8,438,517,017	$5,841,939,237	—	$5,841,939,237

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
F. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
G. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolio's chief operating decision maker ("CODM"). The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. The Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by the Portfolio’s investment objective and principal investment strategies, as described in the Portfolio’s prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
H. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
I. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolio's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolio's performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA International Value Portfolio	2	55%	0%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio's financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
J. ReFlow Redemption Service:
The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.
During the six months ended April 30, 2026, the Portfolio’s activity in the program was as follows:
	Value of Purchases	Service Fees
DFA International Value Portfolio	$233,780,730	$327,293
K. Subsequent Event Evaluations:
Management has evaluated the impact of all  subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.7%)
AUSTRALIA — (5.7%)
	Ampol Ltd.	12,146	$307,544
	Ansell Ltd.	19,794	379,714
	ANZ Group Holdings Ltd.	3,810,693	101,217,760
	Aurizon Holdings Ltd.	4,424,711	13,367,136
#	Bendigo & Adelaide Bank Ltd.	701,615	5,423,554
	BlueScope Steel Ltd.	2,726,750	59,276,758
	Challenger Ltd.	916,935	5,707,161
	Cleanaway Waste Management Ltd.	1,393,839	2,236,116
	Dyno Nobel Ltd.	4,245,410	10,080,723
#	Endeavour Group Ltd.	2,291,375	5,547,419
	Evolution Mining Ltd.	4,645,105	41,068,041
	Fortescue Ltd.	2,565,821	36,981,356
	Harvey Norman Holdings Ltd.	2,588,440	8,460,013
	National Australia Bank Ltd.	4,342,063	125,606,004
#*	NEXTDC Ltd.	47,679	494,905
	Northern Star Resources Ltd.	1,216,186	18,641,979
	Orica Ltd.	1,865,299	28,450,504
	Origin Energy Ltd.	3,452,895	30,192,487
	Perseus Mining Ltd.	1,416,439	5,676,645
	QBE Insurance Group Ltd.	2,720,692	44,069,401
	Ramelius Resources Ltd.	61,406	152,408
#	Ramsay Health Care Ltd.	32,901	930,671
	Rio Tinto Ltd.	776,129	95,067,695
*	Sandfire Resources Ltd.	298,378	3,604,884
	Santos Ltd.	11,721,917	67,534,567
	Sonic Healthcare Ltd.	1,254,341	17,947,894
	South32 Ltd. (S32 AU)	9,713,908	28,787,621
	Suncorp Group Ltd.	2,725,857	33,921,590
	TPG Telecom Ltd.	459,315	1,389,232
	Westpac Banking Corp.	5,237,352	146,523,635
	Whitehaven Coal Ltd.	3,326,578	20,327,486
	Woodside Energy Group Ltd. (WDS AU)	3,368,775	80,539,459
	Worley Ltd.	893,658	7,655,273
#	Yancoal Australia Ltd.	1,435,160	7,896,665
TOTAL AUSTRALIA			1,055,464,300
		Shares	Value»
AUSTRIA — (0.2%)
	Erste Group Bank AG	138,521	$15,306,016
	OMV AG	240,384	16,968,728
TOTAL AUSTRIA			32,274,744
BELGIUM — (0.9%)
	Ageas SA	487,329	38,189,357
	Anheuser-Busch InBev SA (ABI BB)	777,993	58,786,375
	CMB Tech NV	105,575	1,456,220
	KBC Group NV	432,489	57,563,387
	Syensqo SA	5,489	364,136
TOTAL BELGIUM			156,359,475
CANADA — (12.1%)
	Agnico Eagle Mines Ltd. (AEM US)	5	941
	AltaGas Ltd.	450,341	16,878,463
	ARC Resources Ltd.	695,586	16,499,268
	Bank of Montreal (BMO CN)	1,808	275,310
#	Bank of Montreal (BMO US)	1,308,032	198,951,667
	Bank of Nova Scotia (BNS CN)	503,391	39,163,957
#	Bank of Nova Scotia (BNS US)	1,310,049	101,921,812
	Barrick Mining Corp. (B US)	6,171,672	242,793,576
	BCE, Inc. (BCE US)	52,487	1,248,141
	Brookfield Wealth Solutions Ltd.	5,631	254,127
#	Canadian Imperial Bank of Commerce (CM CN)	842,271	93,983,889
#	Canadian Imperial Bank of Commerce (CM US)	412,141	45,928,993
	Canadian Pacific Kansas City Ltd. (CP CN)	41,072	3,572,162
	Canadian Pacific Kansas City Ltd. (CP US)	289,300	25,157,528
#	Canadian Tire Corp. Ltd., Class A	45,387	6,312,113
	Cenovus Energy, Inc. (CVE CN)	201,738	5,902,064

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cenovus Energy, Inc. (CVE US)	3,678,868	$107,570,100
	Equinox Gold Corp. (EQX CN)	179,100	2,502,535
#	Equinox Gold Corp. (EQX US)	141,636	1,977,239
	Fairfax Financial Holdings Ltd.	60,366	104,465,377
*	First Quantum Minerals Ltd.	1,335,542	32,701,528
	iA Financial Corp., Inc.	326,753	42,053,196
	IGM Financial, Inc.	94,256	5,254,910
#	Imperial Oil Ltd. (IMO US)	509	68,216
#*	Ivanhoe Mines Ltd., Class A	33,448	270,864
	Kinross Gold Corp. (K CN)	1,579,614	47,852,995
	Kinross Gold Corp. (KGC US)	62	1,875
#	Lundin Mining Corp.	1,494,240	38,347,411
	Magna International, Inc. (MGA US)	547,938	34,887,212
	Manulife Financial Corp. (MFC CN)	450,447	17,711,469
	Manulife Financial Corp. (MFC US)	2,517,875	98,927,309
	Nutrien Ltd. (NTR US)	1,766,865	134,281,725
	Pan American Silver Corp. (PAAS US)	385,484	20,156,958
	Pembina Pipeline Corp. (PBA US)	423,296	19,691,730
#	Pembina Pipeline Corp. (PPL CN)	68,815	3,203,278
	Rogers Communications, Inc. (RCI US), Class B	345,858	12,599,607
	Rogers Communications, Inc. (RCIB CN), Class B	18,717	681,382
	Saputo, Inc.	34	1,030
	Sun Life Financial, Inc. (SLF CN)	33,100	2,384,877
	Suncor Energy, Inc. (SU CN)	840,913	57,623,018
	Suncor Energy, Inc. (SU US)	2,343,254	160,419,169
	Teck Resources Ltd. (TECK US), Class B	1,715,498	100,236,548
		Shares	Value»
CANADA — (Continued)
	Teck Resources Ltd. (TECKB CN), Class B	83	$4,846
	Toronto-Dominion Bank (TD CN)	196,240	21,140,206
#	Toronto-Dominion Bank (TD US)	2,264,467	243,883,096
#	Tourmaline Oil Corp.	1,579,482	76,511,882
	West Fraser Timber Co. Ltd. (WFG CN)	8,500	538,153
	Whitecap Resources, Inc. WCP CN	2,646,077	31,226,572
TOTAL CANADA			2,218,020,324
DENMARK — (1.8%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	6,529	15,353,670
#	AP Moller - Maersk AS (MAERSKB DC), Class B	9,401	22,320,058
	Carlsberg AS, Class B	291,587	39,506,542
	Danske Bank AS	945,349	48,598,959
#*	Demant AS	56,585	1,794,512
#	DSV AS	390,713	96,091,877
*	Genmab AS (GMAB DC)	69,908	18,509,992
#	Jyske Bank AS	3,144	437,689
#	Novonesis Novozymes B, Class B	925,882	56,891,501
	Rockwool AS ROCKB DC, Class B	31,878	927,984
	Tryg AS	599,696	14,409,846
	Vestas Wind Systems AS	403,888	12,419,311
TOTAL DENMARK			327,261,941
FINLAND — (1.0%)
	Fortum OYJ	7,651	192,752
#	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	17,183,907
	Nokia OYJ (NOKIA FH)	10,634,499	135,127,931
	Nordea Bank Abp (NDA FH)	4,019	75,577
	Nordea Bank Abp (NDA SS)	1,462,117	27,410,434
#	UPM-Kymmene OYJ	308,637	9,247,640
TOTAL FINLAND			189,238,241
FRANCE — (10.0%)
*	Alstom SA	128,122	2,574,520

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
Ω	Amundi SA	67,754	$6,548,847
	BNP Paribas SA	1,245,833	130,839,183
	Bollore SE	1,793,750	11,326,711
	Bouygues SA	917,705	54,272,844
	Capgemini SE	124,496	15,140,744
	Carrefour SA	357,606	7,129,181
	Cie de Saint-Gobain SA	1,628,883	149,237,902
	Cie Generale des Etablissements Michelin SCA	2,685,418	97,281,988
	Credit Agricole SA	1,088,951	21,269,509
	Eiffage SA	284,086	45,802,709
	Engie SA	6,468,067	213,203,859
	Kering SA	11,625	3,198,192
	Orange SA (ORA FP)	7,133,543	148,537,083
	Pernod Ricard SA	218,143	16,217,158
	Publicis Groupe SA (PUB FP)	391,084	36,541,826
	Renault SA	608,264	21,367,829
	Rexel SA	489,711	20,711,473
	Sanofi SA (SAN FP)	1,116,059	104,436,840
	Societe Generale SA	2,007,247	161,583,408
#	STMicroelectronics NV (STM FP)	34,165	1,861,172
	STMicroelectronics NV (STM US)	309,897	17,087,721
	TotalEnergies SE (TTE FP)	5,829,143	541,956,026
TOTAL FRANCE			1,828,126,725
GERMANY — (7.6%)
*	Aumovio SE	135,643	5,882,610
	BASF SE	3,226,605	206,943,341
	Bayer AG	2,758,893	123,702,406
	Bayerische Motoren Werke AG	725,332	66,377,418
	Commerzbank AG	2,497,524	103,232,366
	Continental AG	345,236	26,121,607
	Daimler Truck Holding AG	1,908,515	96,261,474
	Deutsche Bank AG (DB US)	1,042,151	32,358,789
	Deutsche Bank AG (DBK GR)	2,533,328	78,708,039
	Deutsche Lufthansa AG	524,114	4,490,840
	Deutsche Post AG	1,994,487	118,101,967
	Deutsche Telekom AG (DTE GR)	1,022,358	33,022,814
Ω	DWS Group GmbH & Co. KGaA	36,632	2,537,503
	E.ON SE	4,815,808	106,933,011
		Shares	Value»
GERMANY — (Continued)
	Fresenius Medical Care AG (FME GR)	264,506	$11,968,488
	Fresenius SE & Co. KGaA	565,563	27,389,966
Ω	Hapag-Lloyd AG	7,366	953,737
	Heidelberg Materials AG	515,580	113,759,169
	Henkel AG & Co. KGaA	147,291	10,150,685
	Mercedes-Benz Group AG	2,103,162	122,593,529
	Merck KGaA	96,118	12,446,036
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,745	4,034,669
	RWE AG	956,880	69,672,820
#Ω	Siemens Healthineers AG	47,809	1,960,368
*	Talanx AG	61,585	8,027,003
	Volkswagen AG	60,575	6,254,159
TOTAL GERMANY			1,393,884,814
HONG KONG — (1.2%)
	BOC Hong Kong Holdings Ltd.	7,678,000	44,165,300
Ω	Budweiser Brewing Co. APAC Ltd.	2,246,100	2,214,633
	Cathay Pacific Airways Ltd.	7,060,999	10,495,158
	CK Asset Holdings Ltd.	1,259,303	7,932,665
	CK Hutchison Holdings Ltd.	3,694,984	30,853,803
	CK Infrastructure Holdings Ltd.	239,000	2,012,041
	Galaxy Entertainment Group Ltd.	2,930,000	12,500,445
	Hang Lung Properties Ltd.	52,000	61,133
#	Henderson Land Development Co. Ltd.	760,485	3,005,974
	HKT Trust & HKT Ltd.	828,000	1,343,141
	Hong Kong & China Gas Co. Ltd.	4,171,000	3,861,604
#	MTR Corp. Ltd.	709,433	3,031,526
	Sino Land Co. Ltd.	4,782,656	7,669,320
	Sun Hung Kai Properties Ltd.	1,853,420	32,447,968
	Swire Pacific Ltd. (19 HK), Class A	1,088,500	11,839,598
	Swire Pacific Ltd. (87 HK), Class B	2,692,500	4,579,804

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	WH Group Ltd.	34,638,196	$42,364,112
#	Xinyi Glass Holdings Ltd.	1,359,633	1,687,456
TOTAL HONG KONG			222,065,681
IRELAND — (0.2%)
	AIB Group PLC	1,075,655	12,398,587
	Bank of Ireland Group PLC	1,531,862	30,173,679
TOTAL IRELAND			42,572,266
ISRAEL — (1.2%)
	Ashtrom Group Ltd.	6,797	168,065
	Bank Hapoalim BM	1,744,949	46,817,033
	Bank Leumi Le-Israel BM	2,824,004	71,488,656
	Clal Insurance Enterprises Holdings Ltd.	232,209	20,065,419
	Delek Group Ltd.	40,265	13,838,449
	Harel Insurance Investments & Financial Services Ltd.	345,286	21,380,782
	ICL Group Ltd.	236,736	1,267,643
	Israel Discount Bank Ltd., Class A	3,035,053	33,764,517
*	Migdal Insurance & Financial Holdings Ltd.	1,344,878	8,592,888
	Phoenix Financial Ltd.	45,853	2,758,912
TOTAL ISRAEL			220,142,364
ITALY — (1.9%)
	Banco BPM SpA	2,118,518	30,868,992
#	BPER Banca SpA	33,502	494,549
	Eni SpA (ENI IM)	5,909,771	167,107,072
#	Intesa Sanpaolo SpA	342,767	2,328,837
*	Stellantis NV (STLA US)	208,034	1,514,488
*	Stellantis NV (STLAM IM)	3,193,828	23,436,229
*	Telecom Italia SpA (TIT IM)	3,633,700	2,867,642
#	Tenaris SA (TS US), ADR	322,197	20,588,388
	UniCredit SpA	1,404,356	108,531,937
TOTAL ITALY			357,738,134
JAPAN — (20.8%)
	77 Bank Ltd.	24,900	479,349
	Acom Co. Ltd.	377,600	1,211,856
		Shares	Value»
JAPAN — (Continued)
	AGC, Inc.	723,500	$25,947,546
	Air Water, Inc.	340,286	4,826,989
	Aisin Corp.	1,850,200	29,339,388
	Alfresa Holdings Corp.	101,599	1,533,808
	ALSOK Co. Ltd.	18,700	141,444
	Amada Co. Ltd.	1,035,600	17,511,545
	Asahi Group Holdings Ltd.	4,587,343	45,165,273
	Asahi Kasei Corp.	3,997,735	39,337,091
	Bridgestone Corp.	1,650,600	34,301,194
	Brother Industries Ltd.	694,400	13,186,804
	Canon Marketing Japan, Inc.	279,800	6,368,031
	Chiba Bank Ltd.	1,064,000	14,686,607
	Coca-Cola Bottlers Japan Holdings, Inc.	195,213	4,232,657
	COMSYS Holdings Corp.	106,299	3,827,989
	Cosmo Energy Holdings Co. Ltd.	547,400	13,993,843
	Credit Saison Co. Ltd.	502,392	13,915,669
	Dai Nippon Printing Co. Ltd.	571,900	10,832,433
	Daiichi Life Group, Inc.	5,762,888	52,763,154
	Daiwa House Industry Co. Ltd.	1,287,300	39,276,755
	Daiwa Securities Group, Inc.	1,687,888	15,887,863
	Denso Corp.	2,565,100	30,647,948
#*	Dentsu Group, Inc.	216,200	4,104,733
	Dowa Holdings Co. Ltd.	1,900	115,618
	ENEOS Holdings, Inc.	10,569,903	88,771,150
	Fuji Media Holdings, Inc.	108,300	2,678,999
	FUJIFILM Holdings Corp.	1,313,200	24,167,642
	Fukuoka Financial Group, Inc.	260,600	10,638,519
	Fuyo General Lease Co. Ltd.	16,900	467,914
	Gunma Bank Ltd.	260,300	3,564,166
	Hachijuni Nagano Bank Ltd.	651,143	8,821,909
	Hakuhodo DY Holdings, Inc.	136,099	913,842
	Hankyu Hanshin Holdings, Inc.	606,000	17,567,399
	Haseko Corp.	682,372	11,783,899
	Hitachi Construction Machinery Co. Ltd.	338,399	11,845,078
	Hokuhoku Financial Group, Inc.	14,900	568,032

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Honda Motor Co. Ltd. (7267 JP)	8,999,800	$73,028,284
	Hulic Co. Ltd.	108,100	1,219,203
	Idemitsu Kosan Co. Ltd.	3,113,310	26,638,513
	Iida Group Holdings Co. Ltd.	260,151	3,679,668
	INFRONEER Holdings, Inc.	50,600	688,853
#	Inpex Corp.	3,458,483	90,163,276
	Isetan Mitsukoshi Holdings Ltd.	80,200	1,524,047
	Isuzu Motors Ltd.	1,884,400	25,964,226
	Iwatani Corp.	137,200	1,686,677
	Iyogin Holdings, Inc.	184,600	3,557,497
	J Front Retailing Co. Ltd.	828,217	12,053,134
	Japan Airlines Co. Ltd.	333,500	5,244,577
	Japan Post Bank Co. Ltd.	141,100	2,421,314
	Japan Post Holdings Co. Ltd.	635,510	7,370,044
	Japan Post Insurance Co. Ltd.	439,200	4,282,468
	JFE Holdings, Inc.	1,169,460	12,843,411
	JTEKT Corp.	272,401	3,326,935
	Kajima Corp.	263,600	10,302,557
	Kamigumi Co. Ltd.	315,700	10,433,999
#	Kawasaki Kisen Kaisha Ltd.	618,400	10,082,020
	Kinden Corp.	141,700	7,592,425
	Kobe Steel Ltd.	891,477	10,986,585
	Koito Manufacturing Co. Ltd.	372,901	6,050,097
	Komatsu Ltd.	533,800	22,856,248
	Kubota Corp. (6326 JP)	2,021,120	32,993,656
	Kuraray Co. Ltd.	1,089,891	11,446,659
	Kyocera Corp.	1,058,649	18,395,058
	Kyoto Financial Group, Inc.	454,716	12,568,868
	Kyowa Kirin Co. Ltd.	15,600	235,028
	Kyushu Financial Group, Inc.	402,700	3,288,668
	Lixil Corp.	547,485	5,653,321
	LY Corp.	3,325,600	8,747,082
	Makita Corp. (6586 JP)	35,000	1,299,654
	Marubeni Corp.	598,300	23,286,477
	Mazda Motor Corp.	953,256	6,136,034
	Mebuki Financial Group, Inc.	1,565,010	12,993,242
	Medipal Holdings Corp.	285,450	5,100,228
		Shares	Value»
JAPAN — (Continued)
	MEIJI Holdings Co. Ltd.	660,562	$15,678,357
	Minebea Mitsumi, Inc.	442,000	8,836,933
	Mitsubishi Chemical Group Corp.	3,645,659	21,372,467
	Mitsubishi Corp.	996,400	31,911,321
	Mitsubishi Electric Corp.	168,200	6,750,030
	Mitsubishi Estate Co. Ltd.	1,171,441	33,383,989
	Mitsubishi Gas Chemical Co., Inc.	554,400	15,608,975
	Mitsubishi HC Capital, Inc.	3,189,000	28,966,018
	Mitsubishi Logistics Corp.	530,500	4,751,687
	Mitsubishi Materials Corp.	6,700	220,783
#	Mitsubishi Motors Corp.	165,938	324,085
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	7,701,450	138,339,877
	Mitsui & Co. Ltd. (8031 JP)	790,964	29,697,461
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	13,711,011
	Mitsui Chemicals, Inc.	1,572,320	19,180,853
	Mitsui Fudosan Co. Ltd.	2,417,700	26,478,707
#	Mitsui OSK Lines Ltd.	793,900	29,988,882
	Mizuho Financial Group, Inc. (8411 JP)	2,442,180	105,020,286
	MS&AD Insurance Group Holdings, Inc.	1,064,859	27,381,856
	NGK Corp.	700,300	22,171,870
	NH Foods Ltd.	302,867	12,478,753
	NHK Spring Co. Ltd.	274,000	5,006,285
	Nikon Corp.	232,800	2,575,606
	Nippon Electric Glass Co. Ltd.	44,195	2,307,085
	Nippon Express Holdings, Inc.	925,869	24,317,245
	Nippon Paint Holdings Co. Ltd.	158,900	1,002,187
#	Nippon Steel Corp.	4,813,065	17,719,293
	Nippon Television Holdings, Inc.	56,400	1,072,204
#	Nippon Yusen KK	1,068,700	38,407,670
#*	Nissan Motor Co. Ltd.	1,902,479	4,352,903

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nisshin Seifun Group, Inc.	427,656	$5,462,537
	Niterra Co. Ltd.	373,000	20,162,705
#	Nitori Holdings Co. Ltd.	91,300	1,319,903
	NOK Corp.	164,265	2,921,199
	Nomura Holdings, Inc. (8604 JP)	5,116,202	40,979,884
	Nomura Real Estate Holdings, Inc.	2,836,500	18,506,029
	NSK Ltd.	71,500	580,749
	Obayashi Corp.	420,882	9,895,217
	Oji Holdings Corp.	3,428,000	18,022,336
	Omron Corp.	143,652	5,159,956
	Ono Pharmaceutical Co. Ltd.	766,095	11,330,665
	Open House Group Co. Ltd.	122,500	7,209,569
	ORIX Corp. (8591 JP)	2,008,800	67,609,160
	Panasonic Holdings Corp.	4,415,799	90,328,727
	Resona Holdings, Inc.	4,095,139	51,220,614
	Resonac Holdings Corp.	742,924	67,988,001
	Ricoh Co. Ltd.	1,667,600	14,063,081
	Rinnai Corp.	81,100	1,843,154
	Rohm Co. Ltd.	311,765	6,745,018
	SBI Holdings, Inc.	1,237,898	24,978,319
	Seiko Epson Corp.	770,200	10,359,753
	Seino Holdings Co. Ltd.	411,100	6,301,159
	Sekisui Chemical Co. Ltd.	550,100	8,429,658
	Sekisui House Ltd.	1,749,000	38,082,670
	Seven & i Holdings Co. Ltd.	2,432,000	29,011,178
	Shimamura Co. Ltd.	177,200	3,710,817
	Shimizu Corp.	2,126	41,075
	Shizuoka Financial Group, Inc.	745,600	13,089,468
	SoftBank Group Corp.	3,328,500	113,697,585
	Sojitz Corp.	655,840	24,564,293
	Sompo Holdings, Inc.	317,300	11,808,447
	Stanley Electric Co. Ltd.	442,700	8,640,119
	Subaru Corp.	2,044,184	30,448,538
	SUMCO Corp.	921,910	14,708,744
	Sumitomo Chemical Co. Ltd.	1,234,388	4,027,912
	Sumitomo Corp.	1,500,200	55,780,695
	Sumitomo Electric Industries Ltd.	2,995,700	197,219,557
	Sumitomo Forestry Co. Ltd.	1,868,600	16,886,784
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Heavy Industries Ltd.	313,223	$10,597,464
	Sumitomo Metal Mining Co. Ltd.	204,664	12,583,333
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	5,498,799	194,157,372
	Sumitomo Mitsui Trust Group, Inc.	1,091,587	36,495,378
	Sumitomo Realty & Development Co. Ltd.	1,901,400	58,942,626
	Sumitomo Rubber Industries Ltd.	572,655	7,426,685
	Suntory Beverage & Food Ltd.	169,600	4,887,591
	Suzuken Co. Ltd.	117,500	4,159,050
	Suzuki Motor Corp.	2,281,400	25,513,879
	T&D Holdings, Inc.	203,600	4,932,823
	Taiheiyo Cement Corp.	330,146	7,495,570
	Takashimaya Co. Ltd.	776,724	9,234,795
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	2,496,671	83,470,657
	TBS Holdings, Inc.	65,400	2,313,194
	Tokyo Century Corp.	487,500	6,696,719
	Tokyo Tatemono Co. Ltd.	870,300	20,026,275
	Tokyu Fudosan Holdings Corp.	2,665,000	22,690,159
	TOPPAN Holdings, Inc.	587,100	17,450,699
	Toray Industries, Inc.	2,560,900	18,386,619
	Tosoh Corp.	958,800	14,774,857
	TOTO Ltd.	145,800	5,121,697
	Toyo Seikan Group Holdings Ltd.	385,349	7,992,396
	Toyo Tire Corp.	409,266	10,034,425
	Toyoda Gosei Co. Ltd.	173,000	5,104,700
	Toyota Boshoku Corp.	189,200	2,676,916
	Toyota Motor Corp. (7203 JP)	11,865,838	227,769,601
#	Toyota Motor Corp. (TM US), Sponsored ADR	104,454	20,119,929
	Toyota Tsusho Corp.	1,509,900	59,272,314
	Yakult Honsha Co. Ltd.	75,500	1,314,763
	Yamada Holdings Co. Ltd.	211,728	705,924
	Yamaguchi Financial Group, Inc.	157,706	2,709,857
	Yamaha Corp.	54,300	387,511

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Yamaha Motor Co. Ltd.	3,081,200	$21,642,269
	Yamato Holdings Co. Ltd.	340,500	3,857,640
	Yamato Kogyo Co. Ltd.	72,400	5,526,416
	Yokohama Financial Group, Inc.	1,803,900	17,123,698
	Yokohama Rubber Co. Ltd.	564,500	22,976,130
TOTAL JAPAN			3,820,286,054
NETHERLANDS — (4.0%)
	ABN AMRO Bank NV	682,217	23,752,624
	Aegon Ltd. (AGN NA)	2,863,375	23,727,638
#	Akzo Nobel NV	335,713	19,705,233
	ArcelorMittal SA (MT NA)	317,689	18,443,476
#	ArcelorMittal SA (MT US)	640,003	36,614,578
#	ASR Nederland NV	633,059	48,086,792
	Coca-Cola Europacific Partners PLC	103,055	9,802,281
	HAL Trust	8,385	1,678,944
	Heineken NV	472,131	36,755,285
	ING Groep NV (INGA NA)	4,971,616	143,885,409
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	187,805,245
	Koninklijke KPN NV	7,233,183	38,679,761
#	Koninklijke Philips NV (PHG US)	630,121	16,597,387
#	Koninklijke Philips NV (PHIA NA)	975,998	25,744,648
	NN Group NV	1,010,877	88,485,906
#	Prosus NV (PRX NA)	205,561	9,951,817
#	Universal Music Group NV	12,589	263,961
TOTAL NETHERLANDS			729,980,985
NEW ZEALAND — (0.1%)
	Auckland International Airport Ltd.	2,944,778	14,374,782
*	Fletcher Building Ltd. (FBU NZ)	1,423,634	2,351,688
	Fonterra Co-Operative Group Ltd.	293,628	1,136,477
	Infratil Ltd.	499,849	3,682,145
	Mercury NZ Ltd.	579,436	2,294,138
	Meridian Energy Ltd.	281,642	945,543
		Shares	Value»
NEW ZEALAND — (Continued)
	Summerset Group Holdings Ltd.	152,761	$736,662
TOTAL NEW ZEALAND			25,521,435
NORWAY — (1.0%)
	Aker BP ASA	622,602	24,338,938
	Austevoll Seafood ASA	156,937	1,588,501
Ω	Bw Lpg Ltd. BWLP US	11,554	230,387
Ω	BW LPG Ltd. BWLPG NO	280,178	5,622,373
	DNB Bank ASA	1,058,098	32,042,740
	Equinor ASA	1,025,603	41,739,196
	Hafnia Ltd.	384,509	3,412,908
	Leroy Seafood Group ASA	24,093	118,172
	Norsk Hydro ASA	2,197,036	24,324,340
	Odfjell Drilling Ltd.	11,323	121,918
	Sparebank 1 Oestlandet	1,244	27,294
	SpareBank 1 Sor-Norge ASA	354,504	7,661,430
	Stolt-Nielsen Ltd.	34,091	1,112,024
	Subsea 7 SA	573,605	20,663,416
	TGS ASA	10,865	176,676
	Wallenius Wilhelmsen ASA	540,692	6,956,828
	Wilh Wilhelmsen Holding ASA, Class A	10,636	795,543
	Yara International ASA	151,606	8,826,033
TOTAL NORWAY			179,758,717
PORTUGAL — (0.0%)
#	EDP Renovaveis SA	354,112	5,921,026
SINGAPORE — (0.9%)
	CapitaLand Investment Ltd.	2,777,800	6,092,048
	City Developments Ltd.	12,600	81,093
	Genting Singapore Ltd.	5,312,600	2,850,839
	Hongkong Land Holdings Ltd.	1,460,900	11,549,922
	Jardine Cycle & Carriage Ltd.	221,500	5,688,810
	Keppel Ltd.	4,110,800	35,186,045
	Keppel REIT	456,755	321,585
	Oversea-Chinese Banking Corp. Ltd.	1,793,200	30,937,361
	Seatrium Ltd.	1,638,714	3,037,942

The DFA International Value Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Airlines Ltd.	2,192,000	$10,856,378
	United Overseas Bank Ltd.	1,606,700	45,757,305
	UOL Group Ltd.	974,274	8,150,496
	Wilmar International Ltd.	2,996,800	8,547,993
TOTAL SINGAPORE			169,057,817
SPAIN — (3.6%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	3,170,125	70,003,963
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	221	4,889
	Banco de Sabadell SA	862,269	3,343,015
	Banco Santander SA (SAN SM)	32,206,047	392,988,364
	CaixaBank SA	6,214,356	79,098,443
Ω	Cellnex Telecom SA	66,934	2,253,173
	Mapfre SA	355,435	1,739,970
	Repsol SA (REP SM)	4,193,907	112,653,188
TOTAL SPAIN			662,085,005
SWEDEN — (2.1%)
#	AAK AB	7,125	204,380
*	Asmodee Group AB, Class B	15,312	205,779
	Beijer Ref AB, Class B	930	13,176
*	Boliden AB	1,013,858	53,293,830
	Elekta AB, Class B	4,468	25,949
#	Essity AB (ESSITYB SS), Class B	887,978	23,571,943
#	Getinge AB, Class B	227,238	4,574,720
#	Hexagon AB, Class B	1,217,940	13,305,921
#	Hexpol AB	212,737	1,736,756
	Holmen AB (HOLMA SS), Class A	5,562	190,075
#	Holmen AB (HOLMB SS), Class B	176,174	6,077,992
#	Husqvarna AB (HUSQB SS), Class B	203,840	981,973
#*	International Petroleum Corp. (IPCO SS)	109,891	3,094,687
	Loomis AB	351,788	16,382,645
#	Pandox AB	118,934	2,185,791
#	Peab AB, Class B	87,391	849,037
#	Securitas AB, Class B	1,182,770	19,850,371
*Ω	Sinch AB	313,128	993,465
		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	$58,114,182
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	292,552
	Skanska AB, Class B	735,929	19,875,467
#	SKF AB (SKFB SS), Class B	1,223,067	30,795,265
	SSAB AB (SSABA SS), Class A	564,486	5,080,484
#	SSAB AB (SSABB SS), Class B	1,830,262	16,664,150
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	393,101
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	626,961	7,184,098
	Svenska Handelsbanken AB (SHBA SS), Class A	1,347,720	19,151,009
#	Svenska Handelsbanken AB (SHBB SS), Class B	40,612	980,727
	Swedbank AB, Class A	1,001,439	35,400,089
*	Swedish Orphan Biovitrum AB	20,004	938,449
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	53,095	633,370
	Telia Co. AB	4,570,592	23,897,332
	Trelleborg AB, Class B	537,345	22,062,862
#*	Volvo Car AB, Class B	692,860	1,657,756
TOTAL SWEDEN			390,659,383
SWITZERLAND — (8.1%)
#	Alcon AG	569,260	42,512,009
*	Amrize Ltd.	1,295,000	71,115,680
	Cie Financiere Richemont SA, Class A	697,933	133,945,394
	DSM-Firmenich AG	174,413	13,026,694
	Helvetia Baloise Holding AG	118,885	32,596,368
	Holcim AG (HOLN SW)	1,395,003	129,632,529
	Julius Baer Group Ltd.	495,321	40,713,849
#	Lonza Group AG	100,497	61,787,659
	Novartis AG (NOVN SW)	1,005,063	148,537,928

The DFA International Value Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Novartis AG (NVS US), Sponsored ADR	205,429	$30,372,678
	Sandoz Group AG (SDZ SW)	332,697	26,686,788
	Sandoz Group AG (SDZNY US), ADR	275,714	22,115,020
#	Swiss Life Holding AG	87,340	102,546,104
	Swiss Prime Site AG	93,913	16,274,718
	Swiss Re AG	742,893	119,671,635
	Swisscom AG	94,854	80,230,138
*	UBS Group AG (UBS US)	102,122	4,483,130
	UBS Group AG (UBSG SW)	4,202,565	185,971,050
	Zurich Insurance Group AG	320,141	223,208,712
TOTAL SWITZERLAND			1,485,428,083
UNITED KINGDOM — (13.2%)
	3i Group PLC	431,742	15,015,005
	Anglo American PLC	493,255	24,408,686
	Associated British Foods PLC	239,677	5,968,315
	Barclays PLC (BARC LN)	7,305,202	42,939,326
	Barclays PLC (BCS US), Sponsored ADR	1,376,289	32,218,926
	Barratt Redrow PLC	100,502	342,285
	BP PLC (BP LN)	7,962,719	63,031,537
	BP PLC (BP US), Sponsored ADR	3,782,975	179,237,356
	British American Tobacco PLC (BATS LN)	2,418,176	142,417,993
	British American Tobacco PLC (BTI US), Sponsored ADR	133,418	7,844,978
	BT Group PLC	30,893,447	90,821,620
	Canal & SA	546,690	1,706,525
	Centrica PLC	2,587,352	7,556,987
	Glencore PLC	13,313,624	103,471,220
	HSBC Holdings PLC (HSBA LN)	10,281,407	189,175,992
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,129,759	195,639,661
	Informa PLC	19,500	210,836
	Investec PLC	287,556	2,472,032
	J Sainsbury PLC	5,597,297	25,011,236
	Kingfisher PLC	6,401,753	25,173,639
	Shares	Value»
UNITED KINGDOM — (Continued)
Lloyds Banking Group PLC (LLOY LN)	141,879,076	$192,856,495
# Lloyds Banking Group PLC (LYG US), ADR	1,844,768	10,035,538
NatWest Group PLC (NWG LN)	16,850,471	134,397,186
NatWest Group PLC (NWG US), Sponsored ADR	430,402	6,847,696
Pearson PLC (PSO US), Sponsored ADR	139,690	2,050,649
Shell PLC (SHEL LN)	307,658	13,988,215
# Shell PLC (SHEL US), ADR	8,323,331	754,676,422
Standard Chartered PLC	3,879,521	98,791,319
Vodafone Group PLC (VOD LN)	31,281,786	49,773,859
TOTAL UNITED KINGDOM		2,418,081,534
UNITED STATES — (0.1%)
# International Paper Co.	478,448	14,953,176
TOTAL COMMON STOCKS		17,944,882,224
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG, 5.549%	130,148	11,876,041
Henkel AG & Co. KGaA, 3.334%	368,277	26,798,773
Volkswagen AG, 7.359%	361,104	36,618,914
TOTAL GERMANY		75,293,728
TOTAL INVESTMENT SECURITIES (Cost $9,587,401,489)		18,020,175,952

			Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	30,926,819	357,668,667
TOTAL INVESTMENTS — (100.0%)
(Cost $9,945,070,156)			$18,377,844,619

The DFA International Value Series
CONTINUED
As of April 30, 2026, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	477	06/18/26	$157,326,289	$172,763,437	$15,437,148
Total Futures Contracts			$157,326,289	$172,763,437	$15,437,148
As of April 30, 2026, the value of Rule 144A securities amounted to $65,678,598 or 0.4% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$1,055,464,300	—	$1,055,464,300
Austria	—	32,274,744	—	32,274,744
Belgium	—	156,359,475	—	156,359,475
Canada	$2,218,020,324	—	—	2,218,020,324
Denmark	—	327,261,941	—	327,261,941
Finland	17,183,907	172,054,334	—	189,238,241
France	17,087,721	1,811,039,004	—	1,828,126,725
Germany	32,358,789	1,361,526,025	—	1,393,884,814
Hong Kong	—	222,065,681	—	222,065,681
Ireland	—	42,572,266	—	42,572,266
Israel	—	220,142,364	—	220,142,364
Italy	22,102,876	335,635,258	—	357,738,134
Japan	33,830,940	3,786,455,114	—	3,820,286,054
Netherlands	53,211,965	676,769,020	—	729,980,985
New Zealand	—	25,521,435	—	25,521,435
Norway	230,387	179,528,330	—	179,758,717
Portugal	—	5,921,026	—	5,921,026
Singapore	—	169,057,817	—	169,057,817
Spain	4,889	662,080,116	—	662,085,005
Sweden	—	390,659,383	—	390,659,383
Switzerland	62,261,397	1,423,166,686	—	1,485,428,083
United Kingdom	1,188,551,226	1,229,530,308	—	2,418,081,534
United States	—	14,953,176	—	14,953,176
Preferred Stocks
Germany	—	75,293,728	—	75,293,728
Securities Lending Collateral	—	357,668,667	—	357,668,667
Total Investments in Securities	$3,644,844,421	$14,733,000,198	—	$18,377,844,619
Financial Instruments
Assets
Futures Contracts**	15,437,148	—	—	15,437,148
Total Financial Instruments	$15,437,148	—	—	$15,437,148
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (2.2%)
#	Akatsuki, Inc.	46,800	$828,137
	AlphaPolis Co. Ltd.	22,500	156,247
#	Amuse, Inc.	46,100	576,907
#	Anycolor, Inc.	97,623	1,724,001
#	Asahi Net, Inc.	89,000	355,920
	Ateam Holdings Co. Ltd.	5,900	36,460
	Atrae, Inc.	32,500	135,071
	Avex, Inc.	108,685	821,059
#*	Bank of Innovation, Inc.	6,300	204,379
*	Bengo4.com, Inc.	5,000	78,942
	Bushiroad, Inc.	50,300	80,958
#	Ceres, Inc.	27,601	318,818
#	COLOPL, Inc.	142,028	392,190
*	Cover Corp.	8,300	73,005
	Daiichikosho Co. Ltd.	113,800	1,177,943
	DeNA Co. Ltd.	408,000	6,657,632
#	Freebit Co. Ltd.	65,800	592,742
#	GA Technologies Co. Ltd.	52,800	518,858
#	giftee, Inc.	43,400	316,302
	GREE Holdings, Inc.	223,700	518,195
#*	Gumi, Inc.	50,200	103,476
	GungHo Online Entertainment, Inc.	96,200	1,522,007
#	Hakuhodo DY Holdings, Inc.	898,000	6,029,658
	i-mobile Co. Ltd.	157,700	527,636
#	Intage Holdings, Inc.	57,301	604,615
	Internet Initiative Japan, Inc.	424,200	7,464,277
#	IPS, Inc.	26,199	541,637
#	ITmedia, Inc.	45,000	455,759
#*	Japan Communications, Inc.	556,100	444,239
	Kakaku.com, Inc.	514,067	8,589,601
#	Kamakura Shinsho Ltd.	70,600	212,490
#	LIFULL Co. Ltd.	364,700	443,522
#	Macbee Planet, Inc.	3,400	27,921
	MarkLines Co. Ltd.	52,400	494,957
#	Marvelous, Inc.	146,900	425,033
#	Members Co. Ltd.	34,100	235,648
	MIXI, Inc.	40,500	669,025
#	NexTone, Inc.	28,800	271,878
	Okinawa Cellular Telephone Co.	305,900	6,546,252
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
#	Port, Inc.	39,800	$613,739
	PR Times Corp.	6,374	85,462
#	Rakumachi, Inc.	6,300	35,522
#	Septeni Holdings Co. Ltd.	167,200	449,541
#	Sharingtechnology, Inc.	105,000	784,979
#	Shochiku Co. Ltd.	14,600	964,610
	SKY Perfect JSAT Corp.	547,700	11,957,782
	Synchro Food Co. Ltd.	3,800	10,027
	Toei Animation Co. Ltd.	168,000	2,779,545
	Toei Co. Ltd.	30,700	1,132,043
#	Tohokushinsha Film Corp.	284,400	1,096,475
#	Tow Co. Ltd.	162,100	386,301
	TV Asahi Holdings Corp.	98,100	2,029,976
	Tv Tokyo Holdings Corp.	71,400	1,808,658
	U-Next Holdings Co. Ltd.	352,000	3,446,048
#	ValueCommerce Co. Ltd.	22,400	66,517
	Vector, Inc.	53,345	425,116
	Vision, Inc.	137,200	962,555
	Zenrin Co. Ltd.	102,146	555,399
#	ZIGExN Co. Ltd.	118,135	307,316
TOTAL COMMUNICATION SERVICES			81,071,008
CONSUMER DISCRETIONARY — (15.0%)
	& ST HD Co. Ltd.	124,504	2,377,398
#	&Do Holdings Co. Ltd.	24,600	167,212
	AB & Company Co. Ltd.	2,500	19,246
#	Aeon Fantasy Co. Ltd.	25,786	421,609
#	Aeon Kyushu Co. Ltd.	4,600	82,304
#	Ahresty Corp.	85,898	457,002
	Ainavo Holdings Co. Ltd.	11,200	56,855
	Airtrip Corp.	31,600	137,774
	Aisan Industry Co. Ltd.	198,700	2,195,368
#*	Akebono Brake Industry Co. Ltd.	504,301	408,240
	Alpha Corp.	2,600	20,197
#	Amiyaki Tei Co. Ltd.	68,942	587,821

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	AOKI Holdings, Inc.	167,300	$1,657,504
#	Aoyama Trading Co. Ltd.	608,900	3,069,506
	Arata Corp.	130,900	2,322,306
#	ARCLANDS Corp.	277,877	3,150,531
	Asahi Co. Ltd.	69,400	570,757
#	ASKUL Corp.	52,300	393,060
#*	Atsugi Co. Ltd.	46,400	336,901
#*	Aucnet, Inc.	254,400	1,958,683
	Autobacs Seven Co. Ltd.	102,200	992,445
#	Beauty Garage, Inc.	23,000	228,403
	Belluna Co. Ltd.	230,800	1,243,557
	Bic Camera, Inc.	477,100	4,936,968
#	Bookoff Group Holdings Ltd.	61,000	789,292
	B-R31 Ice Cream Co. Ltd.	500	12,996
#	BRONCO BILLY Co. Ltd.	11,100	295,225
	BuySell Technologies Co. Ltd.	77,000	1,650,287
#	Can Do Co. Ltd.	900	18,271
	Casio Computer Co. Ltd.	43,200	438,303
	Central Automotive Products Ltd.	241,500	2,784,682
#	Central Sports Co. Ltd.	35,286	530,339
	Chikaranomoto Holdings Co. Ltd.	8,200	77,042
	Chiyoda Co. Ltd.	51,900	321,157
	Chofu Seisakusho Co. Ltd.	12,500	159,058
	Choushimaru Co. Ltd.	3,700	38,148
#	Chuo Spring Co. Ltd.	54,900	1,313,780
	Cleanup Corp.	48,900	270,523
#	Colowide Co. Ltd.	137,401	1,626,553
#	Create Restaurants Holdings, Inc.	1,342,600	6,123,966
	Curves Holdings Co. Ltd.	276,195	1,444,536
	Daido Metal Co. Ltd.	123,100	694,405
#	Daikoku Denki Co. Ltd.	25,100	378,605
	Daikyonishikawa Corp.	143,551	780,898
	Dainichi Co. Ltd.	19,700	126,920
#	Daisyo Corp.	9,100	59,736
	DCM Holdings Co. Ltd.	614,300	5,739,124
	Doshisha Co. Ltd.	130,800	2,731,381
	Doutor Nichires Holdings Co. Ltd.	151,686	2,679,547
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Eagle Industry Co. Ltd.	146,600	$2,639,240
#	EAT&HOLDINGS Co. Ltd.	9,700	121,768
	EDION Corp.	467,200	6,329,484
	Enigmo, Inc.	13,600	32,685
#	ES-Con Japan Ltd.	230,700	1,739,778
#	Eslead Corp.	47,700	1,772,539
#	Eternal Hospitality Group Co. Ltd.	31,900	613,993
	Exedy Corp.	219,800	8,605,259
	FCC Co. Ltd.	171,000	3,645,464
#	First Juken Co. Ltd.	5,500	38,951
#	Fit Easy, Inc.	22,800	355,412
	FJ Next Holdings Co. Ltd.	91,100	877,778
#	Foster Electric Co. Ltd.	84,500	1,609,158
	F-Tech, Inc.	5,400	25,746
#	Fuji Corp. Ltd.	117,800	604,626
#	Fuji Kyuko Co. Ltd.	44,402	640,280
	Fujibo Holdings, Inc.	171,000	4,311,286
	Fujikura Composites, Inc.	99,500	1,596,650
	Fujishoji Co. Ltd.	1,500	9,271
#	Fujita Kanko, Inc.	196,900	2,588,241
#	FuKoKu Co. Ltd.	63,900	720,158
#	Furyu Corp.	64,400	528,094
	Futaba Industrial Co. Ltd.	275,500	1,720,949
	Gakkyusha Co. Ltd.	47,600	695,114
#	Gamecard Holdings, Inc.	12,200	203,479
#	Genki Global Dining Concepts Corp.	55,700	994,086
	Geo Holdings Corp.	120,900	1,440,773
#	Gift Holdings, Inc.	57,200	1,613,657
#	Global Ltd.	2,000	16,270
#	GLOBERIDE, Inc.	98,698	1,310,125
#*	Gokurakuyu Holdings Co. Ltd.	3,400	10,494
	Goldwin, Inc.	74,097	1,036,989
#	Gourmet Kineya Co. Ltd.	1,800	11,106
	Greens Co. Ltd.	42,805	632,390
	GS Yuasa Corp.	444,683	17,981,050
#	GSI Creos Corp.	63,184	979,780
	G-Tekt Corp.	108,100	1,244,903
	Gunze Ltd.	163,400	3,770,680
#	Hagihara Industries, Inc.	57,100	598,955
	Happinet Corp.	194,000	3,319,542
#	Hard Off Corp. Co. Ltd.	58,800	760,318
	Hiday Hidaka Corp.	132,700	2,409,154

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	HI-LEX Corp.	102,381	$1,737,446
#	Himaraya Co. Ltd.	6,700	36,316
	HIS Co. Ltd.	699	4,707
	H-One Co. Ltd.	45,300	364,269
#	Honeys Holdings Co. Ltd.	77,040	717,682
	Hoosiers Holdings Co. Ltd.	171,200	1,290,346
#	Hotland Holdings Co. Ltd.	58,700	592,065
	IBJ, Inc.	46,200	212,543
#	Ichibanya Co. Ltd.	224,890	1,243,157
	Ichikoh Industries Ltd.	196,800	640,311
	IDOM, Inc.	332,500	2,804,321
#	IKK Holdings, Inc.	25,800	134,473
#	Imasen Electric Industrial	15,900	85,230
#	Istyle, Inc.	202,900	603,907
*††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	251,200	1,521,001
#	Jade Group, Inc.	23,900	310,695
#	JANOME Corp.	57,900	412,952
	Japan Eyewear Holdings Co. Ltd.	17,400	248,663
#	Japan Wool Textile Co. Ltd.	302,200	3,452,316
#	JINS Holdings, Inc.	52,600	2,241,676
	Joshin Corp.	80,401	1,493,610
	Joyful Honda Co. Ltd.	239,300	3,143,482
#	JP-Holdings, Inc.	263,200	1,106,320
	JTEKT Corp.	808,958	9,880,105
	JVCKenwood Corp.	864,800	6,518,324
#	Kappa Create Co. Ltd.	80,500	780,797
	Kawai Musical Instruments Manufacturing Co. Ltd.	26,500	463,644
	King Co. Ltd.	26,400	183,633
#	Kintetsu Department Store Co. Ltd.	14,300	151,484
	Ki-Star Real Estate Co. Ltd.	94,798	1,921,861
#*	KNT-CT Holdings Co. Ltd.	46,500	582,336
	Kohnan Shoji Co. Ltd.	140,800	3,642,776
#	Kojima Co. Ltd.	114,700	882,719
#	Komatsu Matere Co. Ltd.	95,199	447,099
	KOMEDA Holdings Co. Ltd.	268,800	5,232,088
#	Komehyo Holdings Co. Ltd.	34,515	1,168,087
	Komeri Co. Ltd.	138,600	2,956,926
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Koshidaka Holdings Co. Ltd.	148,300	$949,686
#	Kourakuen Corp.	24,400	169,254
	K's Holdings Corp.	753,000	8,703,802
	KU Holdings Co. Ltd.	115,500	840,193
#	Kura Sushi, Inc.	127,794	1,405,031
	Kurabo Industries Ltd.	88,500	5,350,297
	KYB Corp.	200,400	5,775,517
	Kyoritsu Maintenance Co. Ltd.	69,100	1,051,317
#	LEC, Inc.	142,200	934,790
#	LITALICO, Inc.	127,400	981,327
#	Look Holdings, Inc.	37,100	613,553
#	Mamiya-Op Co. Ltd.	8,800	70,010
#	Mars Group Holdings Corp.	59,500	1,060,899
#	Maruchiyo Yamaokaya Corp.	55,000	1,081,613
	Matsuoka Corp.	21,200	283,571
#	Matsuyafoods Holdings Co. Ltd.	31,001	1,042,358
#	Media Do Co. Ltd.	21,283	169,667
#	Meiko Network Japan Co. Ltd.	18,900	82,660
#	Meiwa Estate Co. Ltd.	73,200	424,889
*	Mercari, Inc.	551,401	13,415,699
#	Mitsuba Corp.	102,590	747,810
#	Mitsubishi Motors Corp.	2,754,052	5,378,800
	Mizuno Corp.	282,400	5,995,384
	Monogatari Corp.	165,700	4,457,325
	Morito Co. Ltd.	107,800	1,323,679
#	MOS Food Services, Inc.	101,600	2,556,303
	MrMax Holdings Ltd.	94,425	423,957
	Murakami Corp.	31,800	1,389,183
#	Musashi Seimitsu Industry Co. Ltd.	242,500	6,636,401
#	Nafco Co. Ltd.	31,200	433,004
#	Nagase Brothers, Inc.	10,600	157,014
#	Nagawa Co. Ltd.	2,800	92,849
	New Art Holdings Co. Ltd.	36,047	317,699
	Nextage Co. Ltd.	206,100	4,523,964
	NHK Spring Co. Ltd.	379,235	6,929,046
	Nichirin Co. Ltd.	61,160	1,539,268
	Nifco, Inc.	328,900	9,691,755
	Nihon Tokushu Toryo Co. Ltd.	64,200	839,287
	Nikon Corp.	127,700	1,412,822
#	Nippon Felt Co. Ltd.	12,300	69,581
	Nippon Seiki Co. Ltd.	207,500	3,394,686
#	Nippon Ski Resort Development Co. Ltd.	7,300	20,338

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Nishikawa Rubber Co. Ltd.	35,700	$729,859
	Nishimatsuya Chain Co. Ltd.	33,100	423,480
#	Nissan Shatai Co. Ltd.	41,001	237,671
	Nissan Tokyo Sales Holdings Co. Ltd.	186,200	623,133
	NITTAN Corp.	45,800	175,657
	Nojima Corp.	1,184,700	9,234,549
	NOK Corp.	265,580	4,722,930
#	Noritsu Koki Co. Ltd.	310,300	4,130,693
#	Noritz Corp.	124,700	1,873,359
	NPR-RIKEN Corp.	107,398	2,665,845
	Ohashi Technica, Inc.	122,000	859,130
#	Ohsho Food Service Corp.	198,100	3,701,995
	Onward Holdings Co. Ltd.	374,500	1,771,188
#	Ootoya Holdings Co. Ltd.	13,800	598,923
#	Optimus Group Co. Ltd.	14,300	40,734
	PAL GROUP Holdings Co. Ltd.	473,400	4,550,213
	PALTAC Corp.	142,800	4,217,996
#	PIA Corp.	28,074	626,766
	Piolax, Inc.	155,800	1,543,982
	Press Kogyo Co. Ltd.	351,900	1,775,034
	QB Net Holdings Co. Ltd.	55,583	481,942
#	Raccoon Holdings, Inc.	14,300	58,519
#	Renaissance, Inc.	12,700	82,037
*	RenetJapanGroup, Inc.	3,600	21,643
#	Resol Holdings Co. Ltd.	1,200	54,563
	Resorttrust, Inc.	899,128	10,014,482
#	Rhythm Co. Ltd.	34,000	739,472
#	Ride On Express Holdings Co. Ltd.	3,400	21,436
#	Ringer Hut Co. Ltd.	66,900	948,339
	Rinnai Corp.	247,300	5,620,369
#	Riso Kyoiku Group Corp.	250,165	309,323
#	Rock Field Co. Ltd.	90,200	748,945
#	Roland Corp.	54,100	1,410,881
	Round One Corp.	851,714	4,626,046
#	Royal Holdings Co. Ltd.	316,800	2,777,139
#	Sac's Bar Holdings, Inc.	65,501	308,286
	Sagami Holdings Corp.	54,400	596,224
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Saizeriya Co. Ltd.	143,400	$4,670,620
	San Holdings, Inc.	101,100	894,423
	Sangetsu Corp.	287,250	5,468,123
	Sankyo Co. Ltd.	328,500	3,886,167
#	Sankyo Seiko Co. Ltd.	189,400	1,055,470
#	Sanoh Industrial Co. Ltd.	13,900	66,140
	Sanyo Shokai Ltd.	35,399	870,596
	Scroll Corp.	181,700	1,545,259
#	Sega Sammy Holdings, Inc.	264,548	3,835,325
	Seiko Group Corp.	321,962	11,959,767
	Seiren Co. Ltd.	272,600	5,533,140
	Seria Co. Ltd.	145,123	3,174,410
#	SFP Holdings Co. Ltd.	35,600	517,058
#*	Sharp Corp.	1,003,264	3,594,825
#	Shikibo Ltd.	32,326	220,099
#	Shoei Co. Ltd.	286,600	3,193,119
	Solvvy, Inc.	4,300	43,903
	SPK Corp.	97,200	789,912
	Sprix, Inc.	12,800	114,219
#	SRS Holdings Co. Ltd.	123,400	930,382
	St. Marc Holdings Co. Ltd.	68,600	1,177,063
	Stanley Electric Co. Ltd.	396,000	7,728,681
#	Step Co. Ltd.	56,800	830,237
	Suminoe Co. Ltd.	16,400	133,451
	Sumitomo Rubber Industries Ltd.	401,212	5,203,264
#	Suncall Corp.	75,837	827,467
#	Syuppin Co. Ltd.	20,000	140,271
#	T RAD Co. Ltd.	20,800	1,478,153
#	Tachikawa Corp.	65,400	1,066,904
	Tachi-S Co. Ltd.	125,140	1,637,794
#	Taiho Kogyo Co. Ltd.	22,801	173,484
#	Takashimaya Co. Ltd.	485,198	5,768,721
#	Tama Home Co. Ltd.	80,200	1,816,384
	Tamron Co. Ltd.	814,900	5,638,502
	TASUKI Holdings, Inc.	40,800	208,633
	Temairazu, Inc.	3,001	47,055
	Tigers Polymer Corp.	33,300	210,468
	Toa Corp. (6809 JP)	99,617	1,104,453
	Tokai Rika Co. Ltd.	291,800	5,382,711
#	Token Corp.	39,050	3,168,108
	Tokyo Base Co. Ltd.	65,900	177,013
	Tokyotokeiba Co. Ltd.	79,700	2,824,238
	Tomy Co. Ltd.	304,893	4,953,514
	Topre Corp.	181,900	2,764,382
#	Toridoll Holdings Corp.	179,800	4,646,542
	Tosho Co. Ltd.	78,501	418,316
	Toyoda Gosei Co. Ltd.	420,299	12,401,735
#	Toyota Boshoku Corp.	467,900	6,620,132
	TPR Co. Ltd.	223,324	1,751,070

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Treasure Factory Co. Ltd.	66,100	$721,557
	TS Tech Co. Ltd.	309,486	3,389,710
	TSI Holdings Co. Ltd.	251,695	2,120,068
	Tsuburaya Fields Holdings, Inc.	37,100	340,973
	Tsukada Global Holdings, Inc.	38,000	150,719
	Tsutsumi Jewelry Co. Ltd.	20,900	382,402
	Unipres Corp.	117,797	985,627
#	Unisia Holdings Co.	19,000	224,060
#	United Arrows Ltd.	114,300	1,802,284
#*	Universal Entertainment Corp.	111,800	524,090
	Valuence Holdings, Inc.	8,400	130,671
	VT Holdings Co. Ltd.	407,900	1,252,685
#	Wacoal Holdings Corp.	182,300	5,377,529
#	Waseda Academy Co. Ltd.	46,300	575,905
#	WATAMI Co. Ltd.	90,500	558,864
	Workman Co. Ltd.	9,366	426,546
	World Co. Ltd.	238,100	2,307,060
#	Xebio Holdings Co. Ltd.	92,304	587,421
	Yagi & Co. Ltd.	15,300	372,441
	Yamada Holdings Co. Ltd.	1,977,959	6,594,725
#	Yamae Group Holdings Co. Ltd.	78,200	1,426,563
	Yamaha Corp.	678,000	4,838,540
#	Yamato International, Inc.	7,200	25,717
	Yellow Hat Ltd.	402,900	3,899,518
#	Yondoshi Holdings, Inc.	27,420	323,945
	Yonex Co. Ltd.	238,000	4,029,935
	Yorozu Corp.	48,357	262,113
#	Yoshinoya Holdings Co. Ltd.	321,500	6,485,673
#	Yossix Holdings Co. Ltd.	27,600	569,480
*	Yutaka Giken Co. Ltd.	7,800	149,616
#	Zojirushi Corp.	81,800	823,833
TOTAL CONSUMER DISCRETIONARY			558,622,507
CONSUMER STAPLES — (7.3%)
#	Aeon Hokkaido Corp.	224,700	1,217,779
#	AFC-HD AMS Life Science Co. Ltd.	9,500	52,497
#	Ain Holdings, Inc.	37,201	1,348,846
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Albis Co. Ltd.	2,513	$39,551
	Arcs Co. Ltd.	201,000	4,368,002
	Ariake Japan Co. Ltd.	29,800	1,032,800
	Artnature, Inc.	10,200	52,563
	Axial Retailing, Inc.	353,900	2,547,592
	Belc Co. Ltd.	65,100	2,901,654
	Blue Zones Holdings Co. Ltd.	415,700	4,627,150
	Bourbon Corp.	25,500	470,271
#	Bull-Dog Sauce Co. Ltd.	10,400	119,753
	Calbee, Inc.	413,300	7,833,407
#	Cawachi Ltd.	56,609	1,080,455
	Chubu Shiryo Co. Ltd.	130,295	1,401,359
	Chuo Gyorui Co. Ltd.	7,000	169,087
	Coca-Cola Bottlers Japan Holdings, Inc.	237,901	5,158,229
	Cosmos Pharmaceutical Corp.	160,787	6,249,396
#	Cota Co. Ltd.	137,711	986,037
#	Create SD Holdings Co. Ltd.	101,753	2,125,770
#	Daikokutenbussan Co. Ltd.	32,300	993,071
#	DyDo Group Holdings, Inc.	92,700	1,498,841
	Earth Corp.	34,801	1,018,260
	Ebara Foods Industry, Inc.	3,800	61,034
#	Eco's Co. Ltd.	42,500	600,904
	Ensuiko Sugar Refining Co. Ltd.	64,300	205,762
	euglena Co. Ltd.	159,300	410,119
	Ezaki Glico Co. Ltd.	233,900	8,461,036
	Feed One Co. Ltd.	101,137	720,613
#	Fuji Co. Ltd.	88,300	1,147,595
	Fuji Oil Co. Ltd.	205,700	4,379,015
#	Fujicco Co. Ltd.	45,700	445,184
	Fujiya Co. Ltd.	3,700	57,051
	G-7 Holdings, Inc.	139,700	1,148,821
#	Genky DrugStores Co. Ltd.	98,200	2,283,532
	H2O Retailing Corp.	459,787	6,746,638
	Hagoromo Foods Corp.	15,800	347,047
	Halows Co. Ltd.	56,500	1,420,397
	Heiwado Co. Ltd.	171,100	2,899,662
	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	1,019,420
	Hokuryo Co. Ltd.	6,700	115,165
	Hokuto Corp.	38,800	453,092
	House Foods Group, Inc.	222,800	4,277,376

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Imuraya Group Co. Ltd.	5,101	$76,546
	I-NE Co. Ltd.	1,600	11,090
	Ito En Ltd.	299	5,499
	Itoham Yonekyu Holdings, Inc.	136,680	4,553,855
	Iwatsuka Confectionery Co. Ltd.	15,400	312,912
	JM Holdings Co. Ltd.	137,700	1,193,957
	J-Oil Mills, Inc.	23,224	291,791
	Kadoya Sesame Mills, Inc.	4,800	49,095
#	Kagome Co. Ltd.	29,500	506,873
#	Kameda Seika Co. Ltd.	231,597	2,110,553
#	Kaneko Seeds Co. Ltd.	3,800	34,165
	Kanemi Co. Ltd.	1,200	28,723
#	Kanro, Inc.	81,000	572,715
	Kato Sangyo Co. Ltd.	137,600	5,379,531
#	Kenko Mayonnaise Co. Ltd.	57,177	774,956
#	Key Coffee, Inc.	7,500	94,410
#	Kibun Foods, Inc.	31,800	209,455
	Koike-ya, Inc.	600	17,804
#	Kose Holdings Corp.	154,100	5,497,062
#	Kotobuki Spirits Co. Ltd.	428,531	5,484,515
#	Kusuri No. Aoki Holdings Co. Ltd.	254,300	6,064,529
	Kyokuyo Co. Ltd.	52,500	1,511,583
#	Lacto Japan Co. Ltd.	44,400	942,067
	Life Corp.	215,800	3,546,338
#	Lifedrink Co., Inc.	78,500	692,453
	Lion Corp.	1,091,094	10,673,387
#	Mammy Mart Holdings Corp.	17,400	125,309
#*	Mandom Corp.	163,160	3,202,696
	Marudai Food Co. Ltd.	56,900	823,158
	Maxvalu Tokai Co. Ltd.	50,800	1,117,955
	Medical System Network Co. Ltd.	14,100	47,128
	Megmilk Snow Brand Co. Ltd.	117,400	2,359,032
#	Meito Co. Ltd.	43,900	902,651
	Milbon Co. Ltd.	126,252	2,059,723
	Mitsui DM Sugar Co. Ltd.	82,290	1,741,984
	Miyoshi Oil & Fat Co. Ltd.	21,400	292,655
	Morinaga & Co. Ltd.	342,098	5,837,581
	Morinaga Milk Industry Co. Ltd.	390,300	11,777,877
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Morozoff Ltd.	800	$7,544
#	MTG Co. Ltd.	37,000	1,390,163
	Nakamuraya Co. Ltd.	699	14,104
#	Natori Co. Ltd.	30,500	360,625
	Nichimo Co. Ltd.	29,741	427,867
	Nichirei Corp.	1,088,986	13,087,553
	Niitaka Co. Ltd.	1,860	26,997
	Nippn Corp.	286,400	4,840,881
#	Nippon Beet Sugar Manufacturing Co. Ltd.	33,660	865,327
	Nisshin Oillio Group Ltd.	427,500	4,917,233
	Nisshin Seifun Group, Inc.	4,100	52,370
	Nissui Corp.	1,577,300	12,279,986
	Nitto Fuji Flour Milling Co. Ltd.	56,400	634,112
#	Noevir Holdings Co. Ltd.	62,000	1,731,552
#	Oenon Holdings, Inc.	175,100	464,627
	OIE Sangyo Co. Ltd.	22,000	321,164
#	Oisix ra daichi, Inc.	20,600	184,302
#	Okamura Foods Co. Ltd.	7,500	57,862
#	Okuwa Co. Ltd.	123,800	616,732
	OUG Holdings, Inc.	20,500	518,324
#	Pickles Holdings Co. Ltd.	23,500	166,656
#	Pigeon Corp.	347,925	3,756,330
	Premium Water Holdings, Inc.	13,000	283,379
	Prima Meat Packers Ltd.	149,600	2,387,114
#	Qol Holdings Co. Ltd.	91,401	1,025,036
	Retail Partners Co. Ltd.	13,600	112,423
	Riken Vitamin Co. Ltd.	133,100	2,352,973
	Rohto Pharmaceutical Co. Ltd.	239,100	3,515,957
#	Rokko Butter Co. Ltd.	36,000	258,087
	S Foods, Inc.	87,062	1,577,695
#	S&B Foods, Inc.	69,188	2,039,247
	Sakata Seed Corp.	101,700	2,666,187
	San-A Co. Ltd.	206,700	4,340,347
#	Sato Foods Co. Ltd.	800	36,478
#	Satudora Holdings Co. Ltd.	3,900	21,727
#	Shimadaya Corp.	26,801	291,277
#	Shinnihonseiyaku Co. Ltd.	43,100	547,781
#	Shinobu Foods Products Co. Ltd.	1,600	15,217
#	Shoei Foods Corp.	34,000	888,669

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Showa Sangyo Co. Ltd.	103,800	$2,035,015
#	ST Corp.	17,500	163,554
	Starzen Co. Ltd.	262,400	1,905,044
	STI Foods Holdings, Inc.	13,827	99,250
	Sundrug Co. Ltd.	228,800	5,504,620
	Takara Holdings, Inc.	720,277	8,119,867
#	Toho Co. Ltd. (8142 JP)	122,100	1,086,098
#	Torigoe Co. Ltd.	61,000	418,627
#	Transaction Co. Ltd.	173,400	1,249,068
	Umios Corp.	510,158	4,313,527
	United Super Markets Holdings, Inc.	185,114	968,062
	Valor Holdings Co. Ltd.	186,800	4,401,545
	Warabeya Nichiyo Holdings Co. Ltd.	61,160	1,084,838
#	Watahan & Co. Ltd.	70,300	630,027
	Wellneo Sugar Co. Ltd.	69,200	1,180,326
#	YAKUODO Holdings Co. Ltd.	29,101	328,350
#	Yamami Co.	13,800	362,924
#	Yamatane Corp.	114,400	1,475,751
	Yamaya Corp.	16,700	251,330
#	Yokorei Co. Ltd.	247,900	2,595,234
#*	Yoshimura Food Holdings KK	10,700	45,955
	Yuasa Funashoku Co. Ltd.	55,600	560,100
#	Yukiguni Factory Co. Ltd.	88,082	590,194
#	Yutaka Foods Corp.	3,900	52,682
TOTAL CONSUMER STAPLES			273,919,339
ENERGY — (1.0%)
	Itochu Enex Co. Ltd.	333,300	4,055,680
	Iwatani Corp.	851,349	10,466,115
	Japan Petroleum Exploration Co. Ltd.	754,700	10,796,728
	Mitsuuroko Group Holdings Co. Ltd.	195,200	2,477,327
#*	Nippon Coke & Engineering Co. Ltd.	597,900	395,498
	Sala Corp.	241,101	1,593,955
	San-Ai Obbli Co. Ltd.	355,900	5,236,980
#	Sinanen Holdings Co. Ltd.	40,800	1,807,361
		Shares	Value»
ENERGY — (Continued)
	Toyo Kanetsu KK	64,000	$1,112,203
TOTAL ENERGY			37,941,847
FINANCIALS — (11.5%)
	77 Bank Ltd.	652,356	12,558,489
	AEON Financial Service Co. Ltd.	492,200	4,894,734
	Aichi Financial Group, Inc.	294,500	2,793,851
#	Aizawa Securities Group Co. Ltd.	89,400	826,449
	Akatsuki Corp.	130,500	541,403
#	Akita Bank Ltd.	78,040	2,725,244
#	Anicom Holdings, Inc.	240,129	2,302,406
#	Aozora Bank Ltd.	290,700	4,690,323
	Awa Bank Ltd.	133,628	5,421,651
	Bank of Iwate Ltd.	244,328	3,076,582
	Bank of Kochi Ltd.	4,200	28,632
	Bank of Nagoya Ltd.	174,687	6,523,063
	Bank of Saga Ltd.	54,720	1,785,046
#	Bank of the Ryukyus Ltd.	159,567	2,563,562
	CCI Group, Inc.	1,192,700	7,169,446
#	Chiba Kogyo Bank Ltd.	267,058	3,583,272
	Chugin Financial Group, Inc.	723,900	13,472,566
	Daishi Hokuetsu Financial Group, Inc.	1,299,700	16,205,054
	Daito Bank Ltd.	21,900	134,347
#	eGuarantee, Inc.	173,445	1,964,035
	Ehime Bank Ltd.	143,801	1,630,377
	Entrust, Inc.	40,500	284,896
	FIDEA Holdings Co. Ltd.	25,292	308,592
	Financial Partners Group Co. Ltd.	288,300	2,940,805
#	Fintech Global, Inc.	529,300	431,004
#	First Bank of Toyama Ltd.	286,100	4,715,228
#	FP Partner, Inc.	9,100	128,446
#	Fukui Bank Ltd.	34,962	838,131
	Fuyo General Lease Co. Ltd.	144,500	4,000,803
#	GMO Financial Gate, Inc.	6,838	249,262
#	GMO Financial Holdings, Inc.	187,100	1,230,753
#	GMO Payment Gateway, Inc.	43,500	2,184,889
	Hirogin Holdings, Inc.	1,328,400	15,692,917
#*	Hirose Tusyo, Inc.	17,300	419,298

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Hokuhoku Financial Group, Inc.	393,253	$14,991,957
*	HS Holdings Co. Ltd.	97,912	704,814
	Hyakugo Bank Ltd.	1,228,209	13,976,294
	Hyakujushi Bank Ltd.	383,200	5,839,422
#	Ichiyoshi Securities Co. Ltd.	57,800	488,097
	IwaiCosmo Holdings, Inc.	120,000	2,853,716
#	J Trust Co. Ltd.	357,834	1,529,358
	Jaccs Co. Ltd.	134,600	3,496,007
	JAFCO Group Co. Ltd.	424,400	5,835,065
#	Japan Investment Adviser Co. Ltd.	141,456	1,982,973
	Japan Securities Finance Co. Ltd.	435,800	5,999,714
	J-Lease Co. Ltd.	63,800	544,571
	Juroku Financial Group, Inc.	825,500	10,845,853
	Keiyo Bank Ltd.	307,515	4,262,579
	Kita-Nippon Bank Ltd.	30,306	910,441
	Kiyo Bank Ltd.	358,390	9,491,036
#	Kyokuto Securities Co. Ltd.	54,800	544,316
	Kyushu Financial Group, Inc.	1,187,677	9,699,220
	Kyushu Leasing Service Co. Ltd.	39,100	351,114
	M&A Capital Partners Co. Ltd.	66,500	1,372,594
	Marui Group Co. Ltd.	411,099	7,869,737
#	Marusan Securities Co. Ltd.	121,400	811,213
	Matsui Securities Co. Ltd.	330,701	1,945,232
#	Mercuria Holdings Co. Ltd.	7,600	36,704
#	Mito Securities Co. Ltd.	234,529	989,368
	Miyazaki Bank Ltd.	343,500	4,349,288
	Mizuho Leasing Co. Ltd.	832,100	7,565,758
	Monex Group, Inc.	49,600	212,945
	Muninova Holdings, Inc.	1,391,600	4,097,909
	Musashino Bank Ltd.	399,063	6,061,964
	Nanto Bank Ltd.	615,500	5,841,706
#	NEC Capital Solutions Ltd.	59,700	1,551,657
#*	Net Protections Holdings, Inc.	30,331	82,325
	Nihon M&A Center Holdings, Inc.	750,400	3,142,843
		Shares	Value»
FINANCIALS — (Continued)
	Nishi-Nippon Financial Holdings, Inc.	651,700	$16,363,613
	North Pacific Bank Ltd.	1,293,400	8,223,880
	Ogaki Kyoritsu Bank Ltd.	144,800	6,482,741
	Oita Bank Ltd.	303,995	4,143,559
#	Okasan Securities Group, Inc.	656,700	3,791,770
	Okinawa Financial Group, Inc.	81,816	2,928,131
	Orient Corp.	218,274	1,417,154
	Premium Group Co. Ltd.	175,200	2,064,709
	Procrea Holdings, Inc.	59,807	1,373,632
	Ricoh Leasing Co. Ltd.	90,200	3,503,702
#	San ju San Financial Group, Inc.	413,252	4,237,366
	San-In Godo Bank Ltd.	882,500	10,607,559
#*	SBI ARUHI Corp.	67,200	370,705
#	SBI Insurance Group Co. Ltd.	21,700	294,686
	Senshu Ikeda Holdings, Inc.	1,101,428	6,480,472
#	Seven Bank Ltd.	2,968,399	5,012,507
	Shiga Bank Ltd.	1,143,500	14,097,945
	Shikoku Bank Ltd.	150,090	2,453,006
#	Shimizu Bank Ltd.	41,900	671,841
	Sparx Group Co. Ltd.	89,560	1,108,727
#	Strike Group Co. Ltd.	125,100	1,067,836
	Suruga Bank Ltd.	807,900	11,978,707
	Taiko Bank Ltd.	13,300	212,839
#	Tochigi Bank Ltd.	446,400	2,730,843
	Toho Bank Ltd.	818,000	3,491,575
	Tohoku Bank Ltd.	201	1,850
	Tokai Tokyo Financial Holdings, Inc.	861,501	3,881,505
	Tokyo Kiraboshi Financial Group, Inc.	143,338	10,667,289
	Tomato Bank Ltd.	4,700	46,991
	TOMONY Holdings, Inc.	835,943	4,720,500
	Towa Bank Ltd.	145,698	972,541
#	Toyo Securities Co. Ltd.	85,000	358,256
	Traders Holdings Co. Ltd.	67,720	452,284
#*	Transaction Media Networks, Inc.	7,700	15,281
#	Tsukuba Bank Ltd.	397,400	1,477,677
	Wellnet Corp.	76,000	316,328

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
#	Yamagata Bank Ltd.	37,900	$616,346
	Yamaguchi Financial Group, Inc.	468,030	8,042,144
#	Yamanashi Chuo Bank Ltd.	127,826	4,397,703
	Zenkoku Hosho Co. Ltd.	491,107	9,887,090
TOTAL FINANCIALS			429,556,636
HEALTH CARE — (3.3%)
	Alfresa Holdings Corp.	642,600	9,701,127
#	Amvis Holdings, Inc.	129,900	324,052
	As One Corp.	22,400	310,622
#	ASKA Pharmaceutical Holdings Co. Ltd.	119,100	2,202,294
#	Astena Holdings Co. Ltd.	189,100	582,933
	BML, Inc.	133,700	3,251,035
	CE Holdings Co. Ltd.	14,100	108,209
#	Charm Care Corp. KK	78,985	648,522
	Create Medic Co. Ltd.	7,000	53,887
#*	CUC, Inc.	7,800	46,522
	Daito Pharmaceutical Co. Ltd.	154,818	1,241,315
#	Elan Corp.	81,087	377,551
#	EM Systems Co. Ltd.	82,100	346,536
#	eWeLL Co. Ltd.	9,000	115,468
#	FALCO HOLDINGS Co. Ltd.	51,000	820,341
	FINDEX, Inc.	19,800	100,526
#	France Bed Holdings Co. Ltd.	44,755	365,666
#	Fuji Pharma Co. Ltd.	83,801	1,176,486
	Fukuda Denshi Co. Ltd.	100,200	6,467,116
#	Fuso Pharmaceutical Industries Ltd.	1,400	19,771
	H.U. Group Holdings, Inc.	29,400	586,583
	Hisamitsu Pharmaceutical Co., Inc.	6,068	232,684
#	Japan Animal Referral Medical Center Co. Ltd.	17,100	154,232
	Japan Lifeline Co. Ltd.	101,200	916,910
	Japan Medical Dynamic Marketing, Inc.	26,301	92,311
	Kaken Pharmaceutical Co. Ltd.	111,000	2,889,320
	Kanamic Network Co. Ltd.	113,100	395,630
		Shares	Value»
HEALTH CARE — (Continued)
	Kissei Pharmaceutical Co. Ltd.	165,200	$4,609,040
	Koa Shoji Holdings Co. Ltd.	4,100	22,520
	Kyorin Pharmaceutical Co. Ltd.	188,346	1,863,599
	Mani, Inc.	341,300	3,726,181
*	Medley, Inc.	13,322	191,440
#	Menicon Co. Ltd.	291,999	3,016,281
#	Mizuho Medy Co. Ltd.	56,000	634,384
	Mochida Pharmaceutical Co. Ltd.	68,523	1,474,088
#	Nagaileben Co. Ltd.	48,500	526,086
	Nakanishi, Inc.	234,199	4,137,577
	Nihon Kohden Corp.	213,000	1,983,939
	Nippon Shinyaku Co. Ltd.	244,500	7,496,537
	Nipro Corp.	393,106	3,816,112
#*	Nxera Pharma Co. Ltd.	382,800	2,384,017
#	PHC Holdings Corp.	149,496	953,187
	Rion Co. Ltd.	51,800	1,122,100
	Santen Pharmaceutical Co. Ltd.	632,500	6,518,214
	Sawai Group Holdings Co. Ltd.	421,300	5,673,454
	Seed Co. Ltd.	3,400	11,600
#	Seikagaku Corp.	181,100	812,430
#	Shin Nippon Biomedical Laboratories Ltd.	22,600	207,535
	Ship Healthcare Holdings, Inc.	126,700	1,885,490
	Shofu, Inc.	101,700	1,067,746
	Software Service, Inc.	18,600	1,341,063
	Solasto Corp.	250,260	1,797,634
	Suzuken Co. Ltd.	277,600	9,825,977
#	Tauns Laboratories, Inc.	42,300	131,959
#	Techno Medica Co. Ltd.	4,100	57,616
#	Toho Holdings Co. Ltd.	204,800	5,843,999
#	Tokai Corp.	105,000	1,762,555
	Towa Pharmaceutical Co. Ltd.	161,600	4,078,954
	Tsumura & Co.	213,540	4,980,583
#	Value HR Co. Ltd.	89,800	803,485
#	Vital KSK Holdings, Inc.	216,000	1,923,867

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	ZERIA Pharmaceutical Co. Ltd.	114,117	$1,573,929
TOTAL HEALTH CARE			121,782,827
INDUSTRIALS — (29.9%)
#	Advan Group Co. Ltd.	86,100	523,780
	Aichi Corp.	192,400	1,719,174
	Aida Engineering Ltd.	210,100	1,595,310
#	Airman Corp.	137,200	1,790,658
#	Airtech Japan Ltd.	30,300	236,434
#	AIT Corp.	44,300	625,181
	Alconix Corp.	133,500	2,120,585
#	Alinco, Inc.	9,300	60,522
	ALSOK Co. Ltd.	35,900	271,542
#	Altech Corp.	101,070	1,628,074
	Anest Iwata Corp.	204,800	2,072,803
#*	ARCHION Corp.	916,616	1,774,039
#	Artner Co. Ltd.	7,700	93,776
#	Asahi Diamond Industrial Co. Ltd.	194,700	1,612,596
#	Asahi Kogyosha Co. Ltd.	85,300	2,033,257
	Asanuma Corp.	338,000	1,994,568
#	ASIRO, Inc.	4,300	53,732
#	AZ-COM MARUWA Holdings, Inc.	72,600	416,321
#	Bando Chemical Industries Ltd.	191,600	2,480,450
#	Bell System24 Holdings, Inc.	163,000	1,556,345
#	Bewith, Inc.	5,300	63,759
	Bunka Shutter Co. Ltd.	323,000	3,806,640
	Career Design Center Co. Ltd.	14,300	220,546
#	Careerlink Co. Ltd.	28,200	421,987
	Central Glass Co. Ltd.	112,100	2,934,057
	Central Security Patrols Co. Ltd.	7,401	125,052
#*	Chiyoda Corp.	579,200	3,757,654
	Chiyoda Integre Co. Ltd.	66,200	1,270,709
#	Chori Co. Ltd.	65,300	1,775,285
	Chudenko Corp.	165,700	5,034,128
#	Chugai Ro Co. Ltd.	19,700	593,369
#	Chuo Warehouse Co. Ltd.	35,900	454,908
	CKD Corp.	188,200	7,292,398
#	CMC Corp.	17,400	207,797
	Copro-Holdings Co. Ltd.	67,400	359,902
#	Cosel Co. Ltd.	74,200	603,164
#	Creek & River Co. Ltd.	43,800	372,667
		Shares	Value»
INDUSTRIALS — (Continued)
#	CTI Engineering Co. Ltd.	132,800	$2,390,385
#	CTS Co. Ltd.	130,700	723,087
	Dai-Dan Co. Ltd.	355,100	6,342,097
	Daiei Kankyo Co. Ltd.	67,700	1,626,280
	Daihatsu Infinearth Mfg Co. Ltd.	89,700	1,710,900
	Daiho Corp.	297,800	1,410,736
	Dai-Ichi Cutter Kogyo KK	21,347	195,106
#	Daiichi Jitsugyo Co. Ltd.	149,400	3,054,032
	Daiichi Kensetsu Corp.	36,500	861,769
	Daiseki Co. Ltd.	268,755	7,197,048
	Daisue Construction Co. Ltd.	42,400	928,402
	Daiwa Industries Ltd.	170,300	2,081,845
	Denyo Co. Ltd.	93,400	2,146,047
#	Dip Corp.	149,998	1,742,871
	DMG Mori Co. Ltd.	517,200	9,637,731
#	DMW Corp.	4,800	171,539
	Duskin Co. Ltd.	176,700	4,447,417
#	Ebara Jitsugyo Co. Ltd.	129,600	1,984,916
	EJ Holdings, Inc.	58,000	627,997
	en, Inc.	61,899	432,701
	Endo Lighting Corp.	53,100	955,507
#	Envipro Holdings, Inc.	14,100	98,613
	ERI Holdings Co. Ltd.	25,100	670,315
	EXEO Group, Inc.	919,772	16,886,799
	F&M Co. Ltd.	44,400	593,263
#	Fudo Tetra Corp.	71,880	1,362,180
	Fuji Corp. (6134 JP)	2,000	77,916
	Fukuda Corp.	52,300	2,802,622
	Fukuvi Chemical Industry Co. Ltd.	8,200	50,944
	Fukuyama Transporting Co. Ltd.	78,226	2,598,770
#	FULLCAST Holdings Co. Ltd.	105,800	1,099,299
#	Funai Soken Holdings, Inc.	451,040	3,217,966
#	Furukawa Co. Ltd.	98,272	2,621,765
#	Futaba Corp.	148,900	658,781
	Gakken Holdings Co. Ltd.	135,200	831,928
#	Gakujo Co. Ltd.	29,600	302,303
	Galilei Co. Ltd.	151,100	3,442,740
#	Gecoss Corp.	95,900	986,621
#	Giken Ltd.	53,898	619,760
	Glory Ltd.	232,155	5,905,366
#	GMS Group Co. Ltd.	267,277	648,751
	grems, Inc.	42,400	762,609

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Hamakyorex Co. Ltd.	391,600	$4,295,821
	Hanwa Co. Ltd.	893,000	9,223,733
#	Hashimoto Sogyo Holdings Co. Ltd.	8,140	65,054
	Hazama Ando Corp.	815,100	9,882,124
	Hibiya Engineering Ltd.	135,500	2,602,873
	Hirakawa Hewtech Corp.	16,307	422,173
#	Hirano Tecseed Co. Ltd.	35,800	407,401
	Hirata Corp.	92,997	1,936,926
#	Hisaka Works Ltd.	95,000	972,492
	Hito Communications Holdings, Inc.	1,500	8,308
#	Hoden Seimitsu Kako Kenkyusho Co. Ltd.	8,500	160,258
#	Hokuriku Electrical Construction Co. Ltd.	89,040	962,633
	Hosokawa Micron Corp.	78,000	2,957,370
#	Howa Machinery Ltd.	50,600	491,273
	Ichiken Co. Ltd.	34,194	608,715
#	Ichinen Holdings Co. Ltd.	121,200	1,670,662
#	IDEA Consultants, Inc.	1,200	27,754
	Idec Corp.	148,500	3,170,570
#	Iino Kaiun Kaisha Ltd.	453,500	4,759,448
	Inaba Denki Sangyo Co. Ltd.	616,300	10,396,874
#	Inaba Seisakusho Co. Ltd.	3,301	35,058
	Inabata & Co. Ltd.	264,900	6,530,174
#	Infomart Corp.	908,400	2,522,479
	INFRONEER Holdings, Inc.	472,100	6,427,029
	Insource Co. Ltd.	234,900	1,029,232
*	Intloop, Inc.	1,200	14,598
#	Inui Global Logistics Co. Ltd.	85,780	830,637
#	Iseki & Co. Ltd.	88,049	954,638
	Ishikawa Seisakusho Ltd.	4,500	61,617
#	Itoki Corp.	218,300	4,434,966
#	Iwaki Co. Ltd.	56,800	988,683
	JAC Recruitment Co. Ltd.	416,700	2,300,287
	Japan Airport Terminal Co. Ltd.	273,187	8,779,190
	Japan Elevator Service Holdings Co. Ltd.	646,700	6,542,703
#	Japan Engine Corp.	14,900	1,181,526
		Shares	Value»
INDUSTRIALS — (Continued)
#	Japan Foundation Engineering Co. Ltd.	93,200	$437,339
	Japan Pulp & Paper Co. Ltd.	559,600	3,955,835
#	Japan Transcity Corp.	228,408	1,694,713
	JDC Corp.	187,000	697,208
	JGC Holdings Corp.	1,115,300	16,946,324
	JK Holdings Co. Ltd.	87,140	752,128
#	Juki Corp.	91,900	451,395
	Kamei Corp.	148,700	3,043,805
	Kamigumi Co. Ltd.	142,500	4,709,676
#	Kanaden Corp.	88,100	1,318,120
	Kanadevia Corp.	838,979	6,466,298
#	Kanagawa Chuo Kotsu Co. Ltd.	7,300	150,215
	Kaname Kogyo Co. Ltd.	1,300	12,401
	Kanamoto Co. Ltd.	138,400	4,079,716
	Kanematsu Corp.	919,050	12,641,620
	Katakura Industries Co. Ltd.	120,900	1,979,567
	Kato Works Co. Ltd.	31,000	281,283
	Kawada Technologies, Inc.	270,300	2,587,232
	Kawaden Corp.	4,300	61,393
	Keihan Holdings Co. Ltd.	361,322	7,489,981
	Keihin Co. Ltd.	4,500	85,136
	Keikyu Corp.	842,421	8,259,472
	Keio Corp.	2,147,080	10,122,237
#	Kimura Chemical Plants Co. Ltd.	66,200	550,386
	Kimura Unity Co. Ltd.	94,000	540,533
	King Jim Co. Ltd.	21,100	106,215
	Kitano Construction Corp.	57,888	426,749
	Kitz Corp.	366,900	4,939,528
#	Kobe Electric Railway Co. Ltd.	5,099	77,907
	Koike Sanso Kogyo Co. Ltd.	39,000	463,222
#	Kokuyo Co. Ltd.	111,400	554,883
#	Komatsu Wall Industry Co. Ltd.	82,700	1,375,243
	Komori Corp.	216,205	2,073,501
#	Kondotec, Inc.	114,200	1,056,485
	Konoike Transport Co. Ltd.	166,500	3,004,072
#	Kosaido Holdings Co. Ltd.	436,900	1,685,018
	Kozo Keikaku Engineering Holdings, Inc.	45,000	828,267

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	KPP Group Holdings Co. Ltd.	128,200	$794,405
	Kraftia Corp.	105,400	6,500,742
#	KRS Corp.	72,600	1,425,701
	Kumagai Gumi Co. Ltd.	793,600	7,608,556
#	Kyodo Printing Co. Ltd.	117,300	1,157,912
	Kyokuto Boeki Kaisha Ltd.	66,000	788,852
	Kyokuto Kaihatsu Kogyo Co. Ltd.	181,300	3,129,925
	Kyushu Railway Co.	38,200	876,841
#	LIKE, Inc.	27,500	276,999
#	Link & Motivation, Inc.	219,400	778,040
#	Lixil Corp.	990,900	10,232,018
	Luckland Co. Ltd.	6,900	63,183
#	Mabuchi Motor Co. Ltd.	862,536	8,117,735
#	Maezawa Industries, Inc.	49,300	570,410
#	Maezawa Kasei Industries Co. Ltd.	64,200	804,331
#	Maezawa Kyuso Industries Co. Ltd.	117,100	1,118,264
*	Makino Milling Machine Co. Ltd.	84,900	6,448,063
#	Management Solutions Co. Ltd.	44,600	377,673
	Marufuji Sheet Piling Co. Ltd.	2,000	11,880
	Maruzen Co. Ltd.	63,300	1,504,216
	Maruzen Showa Unyu Co. Ltd.	74,600	3,693,740
	Matching Service Japan Co. Ltd.	15,600	94,156
	Matsuda Sangyo Co. Ltd.	72,282	3,080,792
#	Matsui Construction Co. Ltd.	108,300	1,051,942
	Max Co. Ltd.	490,800	5,255,080
	Meidensha Corp.	201,710	11,020,577
	Meiho Facility Works Ltd.	9,500	59,328
#	Meiji Electric Industries Co. Ltd.	29,600	388,144
#*	Meiji Shipping Group Co. Ltd.	84,000	687,888
	Meisei Industrial Co. Ltd.	216,000	2,547,921
	MEITEC Group Holdings, Inc.	407,000	8,151,298
#	Meiwa Corp.	145,600	772,443
	METAWATER Co. Ltd.	125,100	2,705,970
		Shares	Value»
INDUSTRIALS — (Continued)
#	Midac Holdings Co. Ltd.	42,500	$574,538
#	Mie Kotsu Group Holdings, Inc.	244,258	822,448
#	Mirai Industry Co. Ltd.	4,800	91,495
	Mirait One Corp.	491,735	12,671,327
	Mitani Corp.	294,600	4,865,995
#	Mitani Sangyo Co. Ltd.	101,900	455,503
	Mitsubishi Kakoki Kaisha Ltd.	104,500	2,143,103
	Mitsubishi Logistics Corp.	690,900	6,188,389
#	Mitsubishi Pencil Co. Ltd.	156,200	2,336,103
	Mitsuboshi Belting Ltd.	88,700	2,234,766
#	Mitsui Matsushima Holdings Co. Ltd.	313,000	2,708,447
	Mitsui-Soko Holdings Co. Ltd.	349,800	8,819,436
	Miura Co. Ltd.	326,200	6,755,638
#	Miyaji Engineering Group, Inc.	120,269	1,264,564
	Morita Holdings Corp.	200,100	3,215,179
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	15,300	202,964
#	NAC Co. Ltd.	88,200	291,810
	Nachi-Fujikoshi Corp.	65,300	2,121,846
	Nagase & Co. Ltd.	1,999,600	15,039,959
	Nagoya Railroad Co. Ltd.	995,411	11,242,277
#	Naikai Zosen Corp.	2,100	164,122
#	Nakabayashi Co. Ltd.	34,600	127,976
#	Nakakita Seisakusho Co. Ltd.	8,900	330,845
#	Nakamoto Packs Co. Ltd.	9,700	118,726
	Nakanishi Manufacturing Co. Ltd.	5,700	91,947
	Nakano Corp.	17,200	152,306
	Namura Shipbuilding Co. Ltd.	248,028	6,496,636
	NANKAI Co. Ltd.	490,900	9,307,031
	Narasaki Sangyo Co. Ltd.	25,400	699,982
#	Nareru Group, Inc.	11,500	166,046
	Nice Corp.	6,518	80,589
	Nichias Corp.	707,400	14,035,648
#	Nichiban Co. Ltd.	46,100	534,515
	Nichiden Corp.	62,001	923,602
	Nichiha Corp.	149,980	2,972,562

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Nichireki Group Co. Ltd.	144,700	$1,873,560
#	Nihon Dengi Co. Ltd.	236,800	3,644,209
#	Nihon Flush Co. Ltd.	39,245	198,753
	Nikkiso Co. Ltd.	252,900	4,298,603
	Nikko Co. Ltd.	152,044	775,919
#	Nikkon Holdings Co. Ltd.	563,000	18,191,223
	Nippi, Inc.	11,900	894,698
#	Nippon Air Conditioning Services Co. Ltd.	160,700	1,589,954
	Nippon Aqua Co. Ltd.	10,900	47,983
#	Nippon Carbon Co. Ltd.	5,600	171,512
	Nippon Densetsu Kogyo Co. Ltd.	211,501	6,602,686
#	Nippon Dry-Chemical Co. Ltd.	70,400	1,334,793
	Nippon Kanzai Holdings Co. Ltd.	2,500	46,206
	Nippon Parking Development Co. Ltd.	1,074,800	1,701,235
#	Nippon Rietec Co. Ltd.	40,200	693,319
#	Nippon Seisen Co. Ltd.	63,200	570,346
	Nippon Sharyo Ltd.	24,425	579,655
#*	Nippon Sheet Glass Co. Ltd.	467,000	1,433,194
	Nippon Thompson Co. Ltd.	212,837	1,500,766
	Nippon Tungsten Co. Ltd.	6,700	82,870
	Nishimatsu Construction Co. Ltd.	146,100	5,373,435
	Nishi-Nippon Railroad Co. Ltd.	244,100	4,471,461
	Nishio Holdings Co. Ltd.	92,700	2,557,259
	Nissei ASB Machine Co. Ltd.	48,700	2,528,275
	Nisshinbo Holdings, Inc.	700,780	9,243,950
#	Nisso Holdings Co. Ltd.	18,400	71,096
	Nitta Corp.	105,700	3,004,554
	Nitto Boseki Co. Ltd.	20,600	3,784,855
	Nitto Kogyo Corp.	145,000	4,194,267
#	Nitto Kohki Co. Ltd.	4,500	45,985
	Nitto Seiko Co. Ltd.	94,773	461,660
#	Nittoc Construction Co. Ltd.	117,600	886,228
		Shares	Value»
INDUSTRIALS — (Continued)
#	Nittoku Co. Ltd.	50,398	$787,134
	No.1 Co. Ltd.	1,800	18,607
	Noda Corp.	112,400	483,276
	Nomura Co. Ltd.	190,900	1,425,984
	Nomura Micro Science Co. Ltd.	56,700	1,336,877
	Noritake Co. Ltd.	216,000	4,754,686
	NS Tool Co. Ltd.	300	1,665
#	NS United Kaiun Kaisha Ltd.	56,300	2,741,048
	NSK Ltd.	1,755,632	14,259,875
	NTN Corp.	1,900,100	4,638,621
#	Obara Group, Inc.	55,100	1,947,776
	Ochi Holdings Co. Ltd.	2,600	23,225
	Odawara Engineering Co. Ltd.	1,200	15,240
#	Ohba Co. Ltd.	76,500	604,556
	Ohmoto Gumi Co. Ltd.	24,600	265,719
	Oiles Corp.	115,870	1,922,480
#	Okabe Co. Ltd.	176,501	1,069,807
#	Okada Aiyon Corp.	33,400	469,026
	Okamoto Machine Tool Works Ltd.	15,500	417,354
	Okamura Corp.	330,800	5,308,078
	OKUMA Corp.	234,600	6,732,228
	Okumura Corp.	177,480	6,976,208
	Onamba Co. Ltd.	1,400	16,770
	One Career, Inc.	12,600	147,252
#	Onoken Co. Ltd.	19,000	169,364
	Open Up Group, Inc.	42,200	471,596
#	Oriental Consultants Holdings Co. Ltd.	12,200	238,957
	Oriental Shiraishi Corp.	703,200	1,670,118
#	OSG Corp.	330,100	6,903,605
	Oyo Corp.	125,800	2,199,625
	Paraca, Inc.	3,100	39,994
	Park24 Co. Ltd.	660,672	7,769,163
	Parker Corp.	52,200	461,251
#	Pasona Group, Inc.	123,400	1,285,919
#	Pegasus Co. Ltd.	80,419	451,744
	Penta-Ocean Construction Co. Ltd.	1,498,652	16,791,268
#	People Dreams & Technologies Group Co. Ltd.	5,800	56,880
	Persol Holdings Co. Ltd.	1,026,665	1,528,108
	Pilot Corp.	53,099	1,619,683
	Prestige International, Inc.	565,200	2,400,406
#	Pronexus, Inc.	81,700	559,727
	PS Construction Co. Ltd.	70,560	1,208,329

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Quick Co. Ltd.	231,000	$1,241,643
	Raito Kogyo Co. Ltd.	253,900	6,187,191
	Raiznext Corp.	246,800	3,560,445
#	Rasa Corp.	61,100	705,788
#	Rheon Automatic Machinery Co. Ltd.	80,801	786,393
#	Rix Corp.	20,300	433,598
	Ryobi Ltd.	95,640	1,558,601
#	Sakai Heavy Industries Ltd.	29,900	388,696
	Sakai Moving Service Co. Ltd.	125,000	2,321,487
#	Sanki Engineering Co. Ltd.	692,700	10,674,868
	Sanko Gosei Ltd.	107,300	593,829
	Sanko Metal Industrial Co. Ltd.	70,500	559,850
#	Sankyo Tateyama, Inc.	135,505	568,958
	Sankyu, Inc.	235,900	12,676,658
	Sanoyas Holdings Corp.	10,000	19,942
	Sansei Technologies, Inc.	54,578	738,329
	Sansha Electric Manufacturing Co. Ltd.	19,600	130,797
#	Sanyo Denki Co. Ltd.	145,200	6,428,269
#	Sanyo Electric Railway Co. Ltd.	76,298	960,318
	Sanyo Engineering & Construction, Inc.	48,000	481,034
	Sanyo Industries Ltd.	5,800	162,322
#	Sanyo Trading Co. Ltd.	112,439	1,119,952
#	Sata Construction Co. Ltd.	86,199	583,411
	Sato Corp.	58,500	777,782
#	Sato Shoji Corp.	83,100	1,457,132
	SBI Leasing Services Co. Ltd.	13,600	222,189
#	SBS Holdings, Inc.	104,600	2,787,312
	SEC Carbon Ltd.	36,800	588,180
	Seibu Electric & Machinery Co. Ltd.	10,300	189,868
	Seibu Giken Co. Ltd.	5,600	75,818
#	Seika Corp.	123,600	2,361,403
	Seikitokyu Kogyo Co. Ltd.	78,730	730,281
	Seiko Electric Co. Ltd.	25,000	404,506
	Seino Holdings Co. Ltd.	336,000	5,150,059
	Sekisui Jushi Corp.	176,701	2,365,625
	Senko Group Holdings Co. Ltd.	649,000	7,682,308
		Shares	Value»
INDUSTRIALS — (Continued)
#	Senshu Electric Co. Ltd.	67,900	$2,646,901
	Shibaura Machine Co. Ltd.	105,100	2,820,862
#	Shibusawa Logistics Corp.	214,800	1,742,723
	Shibuya Corp.	63,100	1,371,659
	Shima Seiki Manufacturing Ltd.	27,610	164,901
#	Shimojima Co. Ltd.	18,595	153,592
	Shin Maint Holdings Co. Ltd.	29,200	192,359
	Shin Nippon Air Technologies Co. Ltd.	144,960	3,317,642
	Shinki Bus Co. Ltd.	1,300	16,373
	Shinmaywa Industries Ltd.	330,700	5,406,065
	Shinnihon Corp.	164,700	2,028,625
	Shinsho Corp.	86,100	1,272,197
	Shinwa Co. Ltd. (3447 JP)	53,900	336,309
	Shinwa Co. Ltd. (7607 JP)	57,400	1,110,139
#	SHO-BOND Holdings Co. Ltd.	589,800	4,988,945
#	SIGMAXYZ Holdings, Inc.	353,000	1,446,500
	Sinfonia Technology Co. Ltd.	117,700	10,819,422
#	Sinko Industries Ltd.	334,100	2,606,567
	Sintokogio Ltd.	167,500	1,055,001
	Skymark Airlines, Inc.	9,100	18,964
#	SMS Co. Ltd.	187,500	2,136,296
#	Soda Nikka Co. Ltd.	105,700	682,468
	Sodick Co. Ltd.	188,900	1,867,344
	Sotetsu Holdings, Inc.	423,100	7,130,122
#	Space Co. Ltd.	74,362	702,327
#	S-Pool, Inc.	19,501	29,565
#	Studio Alice Co. Ltd.	31,000	354,799
#	Subaru Enterprise Co. Ltd.	32,700	711,402
#	Sugimoto & Co. Ltd.	109,700	852,969
	Sumitomo Heavy Industries Ltd.	282,851	9,569,870
	Sumitomo Warehouse Co. Ltd.	313,800	7,562,200
	Suzumo Machinery Co. Ltd.	1,800	12,332
	SWCC Corp.	163,900	16,776,267
	Tacmina Corp.	700	6,995
	Tadano Ltd.	324,000	2,840,414
	Taihei Dengyo Kaisha Ltd.	170,600	3,123,995

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Taikisha Ltd.	279,700	$6,212,630
	Taisei Oncho Co. Ltd.	13,600	452,507
#	Takamatsu Construction Group Co. Ltd.	82,400	1,764,696
#	Takamiya Co. Ltd.	23,522	59,130
#	Takaoka Toko Co. Ltd.	50,180	2,422,846
#	Takara & Co. Ltd.	57,955	1,251,853
	Takara Standard Co. Ltd.	204,600	3,869,102
#	Takashima & Co. Ltd.	145,198	728,527
	Takeuchi Manufacturing Co. Ltd.	199,600	8,997,737
	Takigami Steel Construction Co. Ltd.	3,700	168,193
	Tanabe Engineering Corp.	39,500	653,481
	Tanseisha Co. Ltd.	213,949	1,957,078
#	Techno Ryowa Ltd.	63,390	2,809,279
	Techno Smart Corp.	28,200	342,408
#	Technoflex Corp.	8,100	245,917
#	Teikoku Corp.	104,200	1,833,876
#	Teikoku Sen-I Co. Ltd.	110,000	1,922,945
	Tekken Corp.	42,100	1,308,243
#	Tenpos Holdings Co. Ltd.	4,400	104,340
#	Terasaki Electric Co. Ltd.	24,300	623,719
#	Tess Holdings Co. Ltd.	147,298	734,786
	TKC Corp.	176,101	4,035,197
	Toa Corp. (1885 JP)	300,900	5,376,309
	TOA ROAD Corp.	5,000	50,156
	Toba, Inc.	2,000	48,417
	TOBISHIMA HOLDINGS, Inc.	50,591	649,493
	Tobu Railway Co. Ltd.	209,015	3,732,601
	Tocalo Co. Ltd.	357,200	7,126,479
	Toda Corp.	1,032,200	9,371,027
	Toenec Corp.	237,600	3,702,049
	Togami Electric Manufacturing Co. Ltd.	14,700	595,792
	TOKAI Holdings Corp.	514,900	3,741,580
	Tokyo Energy & Systems, Inc.	89,500	1,078,809
	Tokyo Keiki, Inc.	42,100	2,034,479
#	Tokyo Sangyo Co. Ltd.	113,600	639,229
	Tokyu Construction Co. Ltd.	293,500	2,770,552
	Toli Corp.	215,200	883,191
#	Tomoe Corp.	141,800	1,829,712
		Shares	Value»
INDUSTRIALS — (Continued)
#	Tomoe Engineering Co. Ltd.	127,100	$1,434,324
	Torishima Pump Manufacturing Co. Ltd.	95,500	1,968,814
	Totech Corp.	140,600	3,434,026
	Totetsu Kogyo Co. Ltd.	133,900	4,725,656
	Toyo Denki Seizo KK	26,900	431,043
#	Toyo Tanso Co. Ltd.	59,900	2,333,730
	Transcosmos, Inc.	79,500	1,940,862
	TRE Holdings Corp.	188,200	1,926,844
	Trinity Industrial Corp.	29,600	246,470
	Trusco Nakayama Corp.	215,700	2,978,015
#*	Tsubaki Nakashima Co. Ltd.	32,100	66,975
	Tsubakimoto Chain Co.	454,775	6,817,342
#	Tsubakimoto Kogyo Co. Ltd.	82,700	1,463,325
	Tsugami Corp.	227,500	6,823,651
	Tsukishima Holdings Co. Ltd.	104,800	2,095,153
	Tsurumi Manufacturing Co. Ltd.	199,800	2,783,381
	Ueki Corp.	60,800	976,217
#	UNISOL Holdings Corp.	77,545	1,073,123
	Ushio, Inc.	481,400	9,693,604
#	UT Group Co. Ltd.	2,459,500	2,912,535
#*	Visional, Inc.	110,900	5,236,903
	Wakachiku Construction Co. Ltd.	72,400	1,671,496
	Wakita & Co. Ltd.	187,900	2,172,972
#	WDB Holdings Co. Ltd.	14,600	139,151
	Weathernews, Inc.	133,800	1,732,275
#	West Holdings Corp.	126,603	2,341,865
#	Will Group, Inc.	31,907	230,298
	World Holdings Co. Ltd.	38,600	632,830
*	W-Scope Corp.	223,500	327,216
	Yahagi Construction Co. Ltd.	153,300	2,095,159
	YAMABIKO Corp.	206,328	5,138,311
#	YAMADA Consulting Group Co. Ltd.	22,300	232,210
#	Yamato Corp.	99,500	1,365,094
#	Yamaura Corp.	14,400	132,806
#	Yamazen Corp.	330,500	3,245,824
	Yasuda Logistics Corp.	99,100	1,393,457

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Yokogawa Bridge Holdings Corp.	185,600	$3,477,228
	Yondenko Corp.	162,360	2,123,057
	Yuasa Co. Ltd.	96,800	3,694,127
	Yuken Kogyo Co. Ltd.	1,400	26,938
	Yurtec Corp.	254,300	4,073,230
#	Yushin Co.	14,600	62,296
	Zaoh Co. Ltd.	14,000	232,510
#	Zenitaka Corp.	14,700	859,917
#	Zero Co. Ltd.	8,500	181,060
TOTAL INDUSTRIALS			1,112,429,996
INFORMATION TECHNOLOGY — (13.2%)
	A&D HOLON Holdings Co. Ltd.	135,200	2,483,550
#	Ad-sol Nissin Corp.	86,816	821,621
	Adtec Plasma Technology Co. Ltd.	16,300	279,403
#	Advanced Media, Inc.	19,200	132,355
	Ai Holdings Corp.	193,700	3,338,835
	Aichi Tokei Denki Co. Ltd.	44,837	828,726
#	AIMECHATEC Ltd.	34,200	1,402,851
	Aiphone Co. Ltd.	66,100	1,178,647
#	Allied Telesis Holdings KK	117,000	200,144
#	Alpha Systems, Inc.	28,720	606,235
	Alps Alpine Co. Ltd.	989,842	14,853,781
	Amano Corp.	286,000	6,537,908
#	AOI Electronics Co. Ltd.	18,000	324,610
#	Appier Group, Inc.	277,728	1,592,789
	Argo Graphics, Inc.	410,400	3,545,092
	Arisawa Manufacturing Co. Ltd.	193,300	3,365,433
#	Asteria Corp.	7,400	70,854
	Aval Data Corp.	2,000	37,662
#	Avant Group Corp.	107,800	882,590
	Base Co. Ltd.	29,201	595,387
	baudroie, Inc.	24,800	316,866
	BIPROGY, Inc.	185,433	5,333,011
	Broadband Tower, Inc.	75,700	119,659
	Broadleaf Co. Ltd.	194,400	1,124,557
#	Buffalo, Inc.	54,200	854,756
	Business Brain Showa-Ota, Inc.	122,400	715,313
#	Business Engineering Corp.	79,700	614,213
	CAC Holdings Corp.	74,200	849,129
#	CDS Co. Ltd.	11,600	134,932
#	Celsys, Inc.	164,100	1,418,756
	Change Holdings, Inc.	10,200	58,905
#	Chino Corp.	66,600	672,468
	Citizen Watch Co. Ltd.	1,178,200	13,650,710
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	CMK Corp.	228,100	$921,731
	Computer Engineering & Consulting Ltd.	159,900	1,980,499
#	Computer Institute of Japan Ltd.	304,417	967,301
#	Comture Corp.	155,380	1,352,383
#	Core Concept Technologies, Inc.	15,200	134,889
#	Core Corp.	39,200	512,866
	Cresco Ltd.	163,700	1,423,896
#	Cross Cat Co. Ltd.	5,000	30,249
	Cyberlinks Co. Ltd.	2,200	13,750
#	Cybozu, Inc.	123,700	1,648,551
#	Daishinku Corp.	132,396	617,633
	Daitron Co. Ltd.	111,200	2,078,038
	Daiwabo Holdings Co. Ltd.	533,800	10,870,027
#	Densan System Holdings Co. Ltd.	15,400	281,288
	Dentsu Soken, Inc.	283,800	3,991,393
	Dexerials Corp.	457,900	7,146,364
	Digital Arts, Inc.	63,500	2,270,034
#	Digital Garage, Inc.	82,600	1,305,301
#	Digital Hearts Holdings Co. Ltd.	12,100	64,359
	Digital Information Technologies Corp.	88,500	511,853
#	DKK Co. Ltd.	6,600	140,809
	DKK-Toa Corp.	3,400	18,931
#	Double Standard, Inc.	4,400	38,102
	DTS Corp.	965,900	6,294,659
#	Ebase Co. Ltd.	20,438	52,238
	Eizo Corp.	170,100	2,238,921
	Elecom Co. Ltd.	171,900	1,779,910
#	Enomoto Co. Ltd.	21,883	461,807
#	ESPEC Corp.	102,200	2,173,991
#*	ExaWizards, Inc.	166,700	774,384
	Ferrotec Corp.	226,400	10,915,112
#	FFRI Security, Inc.	7,100	268,472
#	Fixstars Corp.	110,800	900,518
#	Focus Systems Corp.	50,500	488,236
#	Forval Corp.	33,600	229,072
#*	Fronteo, Inc.	47,800	237,143
	FTGroup Co. Ltd.	51,000	368,846
	Fukui Computer Holdings, Inc.	45,300	951,504
	Furuno Electric Co. Ltd.	117,900	5,470,434
	Furuya Metal Co. Ltd.	71,601	3,387,887
#	Future Corp.	262,200	2,559,933
#	Global Security Experts, Inc.	13,000	212,130
	GLtechno Holdings, Inc.	45,500	1,509,019

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	GMO GlobalSign Holdings KK	1,600	$19,562
	GMO internet group, Inc.	323,420	6,401,184
#	Gunosy, Inc.	89,700	293,269
#	Hakuto Co. Ltd.	65,700	1,756,496
	Hibino Corp.	13,700	276,656
	Himacs Ltd.	960	7,280
#	Hioki EE Corp.	58,300	4,155,328
#	Hochiki Corp.	251,400	3,096,305
	Hokuriku Electric Industry Co. Ltd.	17,739	311,117
	Hosiden Corp.	271,400	4,820,206
	HPC Systems, Inc.	3,100	50,874
	Human Technologies, Inc.	2,500	23,858
#	Icom, Inc.	30,100	582,072
#	ID Holdings Corp.	90,900	584,319
#	I'll, Inc.	27,490	421,281
#	IMV Corp.	14,900	334,769
	Ines Corp.	106,400	1,404,516
	Innotech Corp.	80,300	1,487,752
#	Intelligent Wave, Inc.	50,000	311,191
	Iriso Electronics Co. Ltd.	100,200	2,158,124
#	ISB Corp.	42,600	583,068
#	Itfor, Inc.	159,600	1,759,559
	Japan Aviation Electronics Industry Ltd.	254,500	3,891,032
#	Japan Business Systems, Inc.	19,300	176,044
#	Japan Cash Machine Co. Ltd.	76,500	476,285
	Japan Electronic Materials Corp.	50,300	2,317,560
	Japan Material Co. Ltd.	381,600	4,393,555
#	Japan System Techniques Co. Ltd.	74,300	906,374
	JBCC Holdings, Inc.	344,900	2,652,402
	Jeol Ltd.	181,000	7,281,030
	JFE Systems, Inc.	23,900	290,857
	Justsystems Corp.	64,500	1,533,629
	Kaga Electronics Co. Ltd.	191,000	5,114,870
	KEL Corp.	1,600	14,504
	Koa Corp.	143,000	1,723,020
#	Kohoku Kogyo Co. Ltd.	25,200	885,072
	Konica Minolta, Inc.	1,542,900	4,906,372
	KSK Co. Ltd.	3,000	84,587
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Kyosan Electric Manufacturing Co. Ltd.	150,300	$672,661
#	Kyowa Electronic Instruments Co. Ltd.	50,400	243,878
	Macnica Holdings, Inc.	30,982	523,350
	Marubun Corp.	30,400	226,850
	Maruwa Co. Ltd.	3,300	1,558,942
	Maxell Ltd.	192,711	2,462,376
	Megachips Corp.	43,400	2,705,399
	Meiko Electronics Co. Ltd.	123,200	24,874,943
	Micronics Japan Co. Ltd.	138,900	11,678,094
#	MIMAKI ENGINEERING Co. Ltd.	101,100	968,793
#	Miraini Holdings Co. Ltd.	143,527	1,729,970
#	Miroku Jyoho Service Co. Ltd.	97,600	1,065,229
#	Mitachi Co. Ltd.	12,500	149,898
	Mitsubishi Research Institute, Inc.	46,400	1,332,005
#	Mitsui High-Tec, Inc.	74,899	312,091
	m-up Holdings, Inc.	322,600	1,494,336
#	Nagano Keiki Co. Ltd.	74,900	1,473,206
#	NCD Co. Ltd./Shinagawa	31,500	494,913
#*	NE, Inc.	29,400	57,809
#	Needs Well, Inc.	53,400	154,983
	NEOJAPAN, Inc.	1,800	17,670
	New Cosmos Electric Co. Ltd.	500	18,569
#	NF Holdings Corp.	2,700	23,758
	Nichicon Corp.	152,500	2,332,604
#	Nihon Dempa Kogyo Co. Ltd.	76,900	935,331
	Nihon Denkei Co. Ltd.	35,400	544,728
#	Nippon Avionics Co. Ltd.	28,800	1,211,218
	Nippon Chemi-Con Corp.	86,791	1,473,653
	Nippon Electric Glass Co. Ltd.	362,636	18,930,469
#	Nippon Information Development Co. Ltd.	12,600	198,055
#	Nippon Kodoshi Corp.	38,800	1,580,485
	Nippon Signal Co. Ltd.	210,565	2,268,627
#	Nissha Co. Ltd.	30,100	242,072
	Nohmi Bosai Ltd.	8,200	215,514
#	NPC, Inc.	39,200	189,167
	NSD Co. Ltd.	458,760	7,875,284

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	NSW, Inc.	41,700	$652,559
#	Ohara, Inc.	42,400	332,228
	Oki Electric Industry Co. Ltd.	348,864	7,547,172
	ONO Sokki Co. Ltd.	8,200	42,825
	Optex Group Co. Ltd.	156,300	2,907,461
*	Optim Corp.	3,500	9,568
#	Oro Co. Ltd.	9,501	121,715
	Osaki Electric Co. Ltd.	105,040	1,372,045
#	Oval Corp.	34,900	156,824
#*	Oxide Corp.	3,300	97,984
#*	PKSHA Technology, Inc.	15,600	329,308
#*	Plaid, Inc.	13,500	46,024
#	Plus Alpha Consulting Co. Ltd.	54,500	762,661
#	Pole To Win Holdings, Inc.	17,800	34,258
#	Pro-Ship, Inc.	89,800	874,609
	Rakus Co. Ltd.	741,602	4,098,013
	Restar Corp.	93,600	1,718,378
	Riken Keiki Co. Ltd.	158,800	3,410,630
#	Riso Kagaku Corp.	63,300	421,805
	Rorze Corp.	287,003	6,879,858
	RS Technologies Co. Ltd.	41,300	1,598,671
	RYODEN Corp.	89,200	2,019,348
	Ryoyo Ryosan Holdings, Inc.	92,303	1,597,997
	Ryoyu Systems Co. Ltd.	1,200	23,483
*	SAAF Holdings Co. Ltd.	19,500	37,668
#	Sakura Internet, Inc.	14,900	298,313
#	Samco, Inc.	20,900	1,553,456
#*	Sanken Electric Co. Ltd.	98,099	5,911,789
*	Sansan, Inc.	215,200	1,745,004
#	Sanshin Electronics Co. Ltd.	66,400	1,144,546
#	Santec Holdings Corp.	20,400	3,659,329
	SAXA, Inc.	71,400	988,490
	Segue Group Co. Ltd.	11,000	37,014
#	Seikoh Giken Co. Ltd.	13,900	2,584,861
	SEMITEC Corp.	28,400	436,719
	SERAKU Co. Ltd.	6,800	57,837
	Shibaura Mechatronics Corp.	309,000	9,600,031
#*	SHIFT, Inc.	251,000	1,061,371
#	Shindengen Electric Manufacturing Co. Ltd.	18,300	385,440
#	Shinko Shoji Co. Ltd.	171,700	1,792,758
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Shizuki Electric Co., Inc.	25,400	$180,499
	Siix Corp.	163,801	1,342,487
*	Simplex Holdings, Inc.	490,900	2,753,666
#	SK-Electronics Co. Ltd.	40,400	869,065
#	Smaregi, Inc.	5,300	81,415
#	SMK Corp.	5,549	118,815
#	Socionext, Inc.	678,077	8,251,689
#	Softcreate Holdings Corp.	95,000	1,077,848
#	Soliton Systems KK	42,100	480,786
#	SRA Holdings	69,900	2,002,418
	Startia Holdings, Inc.	26,700	478,368
#	Sukegawa Electric Co. Ltd.	5,900	231,843
	SUMCO Corp.	1,205,330	19,230,608
#	Sumida Corp.	139,401	1,193,700
#	Sun-Wa Technos Corp.	51,900	1,060,839
#	Suzuden Corp.	11,500	125,770
	Suzuki Co. Ltd.	58,777	1,184,834
	System D, Inc.	4,400	16,073
	System Research Co. Ltd.	61,300	649,488
#	System Support Holdings, Inc.	63,000	433,120
#	Systems Engineering Consultants Co. Ltd.	27,200	526,328
	Systena Corp.	1,321,700	3,615,592
#	Tachibana Eletech Co. Ltd.	99,760	1,824,688
	Taiyo Yuden Co. Ltd.	542,801	22,254,560
#	TAKEBISHI Corp.	37,600	533,937
	Tamura Corp.	286,801	1,534,066
	Tazmo Co. Ltd.	11,900	224,006
#	TDC Soft, Inc.	192,100	1,161,569
	TechMatrix Corp.	227,400	2,640,126
#	Teikoku Tsushin Kogyo Co. Ltd.	29,500	501,822
#	Tera Probe, Inc.	16,003	1,052,351
	TESEC Corp.	3,400	61,747
#	Tokyo Electron Device Ltd.	103,700	2,304,292
	Tokyo Seimitsu Co. Ltd.	106,816	11,802,702
#	Tomen Devices Corp.	2,900	282,493
#	Toranvia Co. Ltd.	5,143	29,073
#	Torex Semiconductor Ltd.	17,200	218,661
	Toshiba TEC Corp.	105,009	1,808,296
	Toyo Corp.	1,800	20,504
#	Tri Chemical Laboratories, Inc.	28,500	592,880

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Tsuzuki Denki Co. Ltd.	47,900	$1,056,326
#	Ubicom Holdings, Inc.	2,000	12,069
	Uchida Yoko Co. Ltd.	232,000	2,999,404
	ULS Group, Inc.	84,900	271,008
	Ulvac, Inc.	1,099	69,207
#	UNITED, Inc.	4,300	13,935
#	User Local, Inc.	9,800	96,677
	V Technology Co. Ltd.	37,800	1,180,313
#*	VRAIN Solution, Inc.	5,200	109,327
	Wacom Co. Ltd.	373,200	1,717,733
*	WingArc1st, Inc.	48,554	828,052
#	YAC Holdings Co. Ltd.	51,276	382,043
	Yamaichi Electronics Co. Ltd.	124,900	8,333,368
#	Yashima Denki Co. Ltd.	117,900	2,196,863
	YE DIGITAL Corp.	8,600	50,790
	Yokowo Co. Ltd.	51,500	1,460,358
	Zuken, Inc.	9,500	268,190
TOTAL INFORMATION TECHNOLOGY			492,407,857
MATERIALS — (12.8%)
	Achilles Corp.	12,500	111,090
	ADEKA Corp.	470,900	11,793,956
	Aica Kogyo Co. Ltd.	149,200	3,340,629
	Aichi Steel Corp.	184,660	3,405,521
	Air Water, Inc.	443,584	6,292,281
	Arakawa Chemical Industries Ltd.	41,700	333,295
#	Araya Industrial Co. Ltd.	35,600	566,165
	ARE Holdings, Inc.	413,400	9,463,357
	Artience Co. Ltd.	177,100	4,417,389
	Asahi Yukizai Corp.	84,300	3,091,073
	Asia Pile Holdings Corp.	166,430	1,488,448
	C Uyemura & Co. Ltd.	63,200	9,461,717
#	Carlit Co. Ltd.	96,913	1,692,661
#	Chubu Steel Plate Co. Ltd.	56,000	804,825
	Chuetsu Pulp & Paper Co. Ltd.	8,800	108,474
#	Chugai Mining Co. Ltd.	13,900	76,364
	Chugoku Marine Paints Ltd.	183,100	3,750,302
#	CK-San-Etsu Co. Ltd.	10,500	279,024
	Dai Nippon Toryo Co. Ltd.	99,800	786,354
	Daicel Corp.	645,773	5,063,399
	Daido Steel Co. Ltd.	544,300	6,363,368
		Shares	Value»
MATERIALS — (Continued)
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,500	$79,990
#	Daiki Aluminium Industry Co. Ltd.	152,500	1,432,927
#	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	249,200	1,701,264
	Daio Paper Corp.	168,200	1,028,608
	Denka Co. Ltd.	425,758	11,088,219
	DIC Corp.	351,300	8,042,715
	DKS Co. Ltd.	37,015	2,002,295
	Dowa Holdings Co. Ltd.	259,100	15,766,631
	Dynapac Co. Ltd.	4,000	60,689
	FP Corp.	162,098	2,394,806
	Fuji Seal International, Inc.	96,628	1,527,022
#	Fujikura Kasei Co. Ltd.	95,600	742,894
	Fujimi, Inc.	188,999	3,909,173
	Fuso Chemical Co. Ltd.	312,000	6,532,288
	Godo Steel Ltd.	46,600	847,975
#	Gun-Ei Chemical Industry Co. Ltd.	18,300	605,727
#	Hakudo Co. Ltd.	24,200	364,252
	Harima Chemicals Group, Inc.	33,000	186,114
	Hodogaya Chemical Co. Ltd.	51,419	822,591
#	Hokkan Holdings Ltd.	48,560	670,375
#	Hokko Chemical Industry Co. Ltd.	111,000	1,208,028
#	Hokuetsu Corp.	669,699	3,803,219
#	Ise Chemicals Corp.	88,600	2,970,734
#	Ishihara Chemical Co. Ltd.	56,200	963,564
	Ishihara Sangyo Kaisha Ltd.	155,250	2,990,298
	JCU Corp.	120,900	5,142,179
#	JSP Corp.	78,126	1,151,050
	Kaneka Corp.	188,400	5,892,561
#	Kansai Paint Co. Ltd.	589,603	8,848,459
	Kanto Denka Kogyo Co. Ltd.	192,200	2,056,598
#	KeePer Technical Laboratory Co. Ltd.	74,700	1,415,151
	KEIWA, Inc.	28,339	217,357
	KH Neochem Co. Ltd.	91,100	1,608,863
	Kimoto Co. Ltd.	19,800	30,022
#	Koatsu Gas Kogyo Co. Ltd.	158,793	1,115,454

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
#	Kohsoku Corp.	49,700	$929,298
	Konishi Co. Ltd.	324,700	2,940,374
#	Konoshima Chemical Co. Ltd.	24,212	282,028
#	Kumiai Chemical Industry Co. Ltd.	503,287	2,441,453
	Kuraray Co. Ltd.	1,208,985	12,697,452
	Kureha Corp.	243,250	6,104,812
#	Kurimoto Ltd.	277,800	2,692,942
	Kuriyama Holdings Corp.	79,300	927,721
	Kyoei Steel Ltd.	83,000	1,007,993
	Kyowa Leather Cloth Co. Ltd.	34,300	200,714
	Lintec Corp.	214,400	6,938,157
	Maeda Kosen Co. Ltd.	232,800	2,716,980
	Maruichi Steel Tube Ltd.	881,000	8,181,450
	MEC Co. Ltd.	57,800	3,476,346
	Mitani Sekisan Co. Ltd.	264,000	2,891,060
	Mitsubishi Materials Corp.	574,500	18,931,341
	Mitsubishi Paper Mills Ltd.	80,800	482,401
#	Mitsubishi Steel Manufacturing Co. Ltd.	41,684	477,930
	Moriroku Co. Ltd.	26,200	406,523
#	Mory Industries, Inc.	136,500	814,884
	Muto Seiko Co.	16,400	203,105
#	Nakayama Steel Works Ltd.	85,594	324,711
	Nasu Denki Tekko Co. Ltd.	3,000	374,912
	Neturen Co. Ltd.	142,300	1,177,988
	Nicca Chemical Co. Ltd.	24,500	288,337
	Nihon Kagaku Sangyo Co. Ltd.	79,800	1,196,665
	Nihon Nohyaku Co. Ltd.	156,100	988,764
	Nihon Parkerizing Co. Ltd.	489,900	4,505,224
#	Nihon Yamamura Glass Co. Ltd.	37,600	755,985
	Nippon Carbide Industries Co., Inc.	22,000	377,871
#	Nippon Chemical Industrial Co. Ltd.	33,300	717,412
#	Nippon Concrete Industries Co. Ltd.	298,717	590,601
	Nippon Denko Co. Ltd.	408,714	1,116,688
		Shares	Value»
MATERIALS — (Continued)
#	Nippon Fine Chemical Co. Ltd.	78,800	$1,272,524
	Nippon Kayaku Co. Ltd.	691,500	7,669,198
	Nippon Light Metal Holdings Co. Ltd.	232,690	4,261,611
	Nippon Paper Industries Co. Ltd.	463,106	3,885,923
	Nippon Shokubai Co. Ltd.	519,100	7,146,429
	Nippon Soda Co. Ltd.	263,500	6,106,729
#	Nippon Yakin Kogyo Co. Ltd.	58,649	1,704,579
	Nitta Gelatin, Inc.	58,100	441,458
	Nittetsu Mining Co. Ltd.	8,100	127,053
#	Oat Agrio Co. Ltd.	49,200	847,267
	Okamoto Industries, Inc.	68,400	2,456,032
#	Okura Industrial Co. Ltd.	33,001	1,048,473
#	Osaka Organic Chemical Industry Ltd.	93,643	2,806,858
#*	Osaka Steel Co. Ltd.	76,000	1,194,331
#	Pacific Metals Co. Ltd.	89,584	1,448,642
	Pack Corp.	235,900	1,963,689
	PILLAR Corp.	102,700	6,038,325
#	Rasa Industries Ltd.	180,500	2,466,416
	Rengo Co. Ltd.	788,500	6,212,700
	Riken Technos Corp.	224,700	2,380,470
	Sakai Chemical Industry Co. Ltd.	74,116	1,762,136
	Sakata INX Corp.	230,600	3,441,943
	Sanyo Chemical Industries Ltd.	53,900	1,717,648
#	Sekisui Kasei Co. Ltd.	52,882	153,334
	Shikoku Kasei Holdings Corp.	215,900	6,908,585
	Shinagawa Refra Co. Ltd.	157,500	1,921,806
	Shin-Etsu Polymer Co. Ltd.	251,300	3,420,494
	SK Kaken Co. Ltd.	15,000	1,004,757
	Soken Chemical & Engineering Co. Ltd.	81,500	1,756,603
#	Stella Chemifa Corp.	46,900	1,608,493
	Sumitomo Bakelite Co. Ltd.	91,848	3,234,973
	Sumitomo Osaka Cement Co. Ltd.	142,599	3,551,202
#	Sumitomo Seika Chemicals Co. Ltd.	243,500	1,867,989

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	T Hasegawa Co. Ltd.	132,600	$2,445,620
	Taiheiyo Cement Corp.	398,234	9,041,421
	Taiyo Holdings Co. Ltd.	431,800	13,302,337
	Takasago International Corp.	404,900	3,035,513
	Takemoto Yohki Co. Ltd.	2,600	14,590
#	Taki Chemical Co. Ltd.	27,500	802,023
	Taoka Chemical Co. Ltd.	4,100	23,619
#	Tayca Corp.	67,492	816,904
	Teijin Ltd.	848,401	8,544,116
	Toagosei Co. Ltd.	623,000	6,765,559
	Toho Chemical Industry Co. Ltd.	1,600	7,649
#	Toho Titanium Co. Ltd.	178,500	3,842,659
#*	Toho Zinc Co. Ltd.	63,943	471,679
	Tokai Carbon Co. Ltd.	487,300	3,465,783
#	Tokushu Tokai Paper Co. Ltd.	130,174	1,318,995
	Tokuyama Corp.	328,097	8,428,414
#	Tokyo Printing Ink Manufacturing Co. Ltd.	36,500	310,174
#	Tokyo Rope Manufacturing Co. Ltd.	46,300	502,895
	Tokyo Steel Manufacturing Co. Ltd.	456,500	4,962,310
#	Tokyo Tekko Co. Ltd.	153,000	1,760,663
	Tomoku Co. Ltd.	65,100	1,461,998
	Topy Industries Ltd.	69,800	1,313,912
#	Toyo Gosei Co. Ltd.	25,400	2,478,487
	Toyo Seikan Group Holdings Ltd.	29,300	607,702
	Toyobo Co. Ltd.	307,121	2,806,453
	TYK Corp.	108,200	416,316
	UACJ Corp.	755,164	13,324,058
	UBE Corp.	462,776	7,014,526
#	Ultrafabrics Holdings Co. Ltd.	4,500	19,193
#	Valqua Ltd.	94,012	3,463,108
#	Vertex Corp.	252,588	3,168,120
*	Wavelock Holdings Co. Ltd.	8,200	54,956
	Yamau Holdings Co. Ltd.	5,300	72,668
	Yamax Corp.	17,700	165,708
	Yodoko Ltd.	635,000	5,452,217
#	Yotai Refractories Co. Ltd.	8,700	92,702
		Shares	Value»
MATERIALS — (Continued)
#	Yushiro, Inc.	45,500	$961,230
	Zacros Corp.	345,200	3,029,893
	Zeon Corp.	736,893	8,589,189
TOTAL MATERIALS			478,253,935
REAL ESTATE — (1.3%)
	AD Works Group Co. Ltd.	158,300	412,117
#	Airport Facilities Co. Ltd.	127,670	792,034
	Anabuki Kosan, Inc.	14,200	227,342
#	Aoyama Zaisan Networks Co. Ltd.	98,600	879,039
	Arealink Co. Ltd.	190,292	1,224,717
#	AZOOM Co. Ltd.	21,366	556,475
	B-Lot Co. Ltd.	44,700	409,495
	Cosmos Initia Co. Ltd.	43,300	317,955
#	CREAL, Inc.	23,700	103,263
#	Dear Life Co. Ltd.	150,600	1,007,479
	FaithNetwork Co. Ltd.	28,500	138,433
	Global Link Management KK	33,100	400,442
	Goldcrest Co. Ltd.	77,870	1,660,032
#	Good Com Asset Co. Ltd.	14,800	141,128
#	Grandy House Corp.	84,600	289,893
	Heiwa Real Estate Co. Ltd.	82,100	1,273,793
	Ichigo, Inc.	415,300	1,325,271
#	Innovation Holdings Co. Ltd.	3,100	22,390
	Japan Property Management Center Co. Ltd.	6,800	56,330
#	JINUSHI Co. Ltd.	77,900	1,680,881
#	JSB Co. Ltd.	50,800	1,661,766
	Kasumigaseki Capital Co. Ltd.	11,100	461,365
	Katitas Co. Ltd.	197,600	3,944,610
	Keihanshin Building Co. Ltd.	191,800	2,304,571
#	LA Holdings Co. Ltd.	26,400	1,530,885
	Leopalace21 Corp.	947,400	3,947,641
	Loadstar Capital KK	44,700	868,101
#	Mirarth Holdings, Inc.	261,701	663,626
#	Mugen Estate Co. Ltd.	54,600	775,836
#	Nisshin Group Holdings Co. Ltd.	190,600	844,758
	Relo Group, Inc.	334,356	4,185,597
	Sankyo Frontier Co. Ltd.	38,900	536,253
#	SRE Holdings Corp.	38,800	894,466
	Star Mica Holdings Co. Ltd.	129,371	1,355,542

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	Starts Corp., Inc.	195,200	$5,959,625
	Sun Frontier Fudousan Co. Ltd.	23,000	394,765
*	TKP Corp.	1,000	10,935
	TOC Co. Ltd.	216,550	1,458,861
	Tosei Corp.	349,400	3,630,247
#	Urbanet Corp. Co. Ltd.	145,300	510,799
TOTAL REAL ESTATE			48,858,758
UTILITIES — (1.4%)
#	Chugoku Electric Power Co., Inc.	1,219,992	6,998,062
#	eRex Co. Ltd.	51,100	330,258
#	Hiroshima Gas Co. Ltd.	9,931	25,115
#	Hokkaido Electric Power Co., Inc.	508,300	3,304,788
	Hokkaido Gas Co. Ltd.	419,500	2,215,902
#	Hokuriku Electric Power Co.	651,571	3,627,233
#	Hokuriku Gas Co. Ltd.	3,900	130,334
	K&O Energy Group, Inc.	73,800	2,248,170
	Nippon Gas Co. Ltd.	638,200	10,955,724
		Shares	Value»
UTILITIES — (Continued)
#	Okinawa Electric Power Co., Inc.	196,305	$1,172,146
#*	RENOVA, Inc.	95,399	683,843
	Saibu Gas Holdings Co. Ltd.	95,700	1,368,434
	Shikoku Electric Power Co., Inc.	895,900	8,919,725
	Shizuoka Gas Co. Ltd.	240,000	2,158,316
#	Toell Co. Ltd.	5,000	27,255
#	Toho Gas Co. Ltd.	885,200	6,646,676
TOTAL UTILITIES			50,811,981
TOTAL COMMON STOCKS Cost ($2,225,214,532)			3,685,656,691

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	3,540,768	40,948,980
TOTAL INVESTMENTS — (100.0%)
(Cost $2,266,163,512)			$3,726,605,671
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$81,071,008	—	$81,071,008
Consumer Discretionary	—	558,622,507	—	558,622,507
Consumer Staples	—	273,919,339	—	273,919,339
Energy	—	37,941,847	—	37,941,847
Financials	—	429,556,636	—	429,556,636
Health Care	—	121,782,827	—	121,782,827
Industrials	$2,422,790	1,110,007,206	—	1,112,429,996
Information Technology	1,759,043	490,648,814	—	492,407,857
Materials	—	478,253,935	—	478,253,935
Real Estate	—	48,858,758	—	48,858,758
Utilities	—	50,811,981	—	50,811,981
Securities Lending Collateral	—	40,948,980	—	40,948,980
Total Investments in Securities	$4,181,833	$3,722,423,838	—	$3,726,605,671
See accompanying Notes to Financial Statements.

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
AUSTRALIA — (63.0%)
#*	29Metals Ltd.	4,957,726	$879,076
#	Accent Group Ltd.	1,005,433	447,988
*††	ACN Ltd.	1,687	0
#	Acrow Ltd.	1,683,957	1,075,102
	Adairs Ltd.	816,960	771,808
*	Aeris Resources Ltd.	843,097	240,764
	AGL Energy Ltd.	1,886,173	13,069,217
*	AIC Mines Ltd.	955,926	419,737
#*	Alkane Resources Ltd.	5,707,029	6,323,777
#*	Alligator Energy Ltd.	6,084,025	179,040
#*	AMA Group Ltd.	2,386,611	1,015,733
*	Amaero Ltd.	228,801	58,739
*	AML3D Ltd.	248,144	31,843
#	Amotiv Ltd.	639,981	2,976,694
	AMP Ltd.	15,419,283	16,369,749
*	Amplitude Energy Ltd.	1,640,497	2,069,349
	Ansell Ltd.	808,683	15,513,205
#*	Anson Resources Ltd.	569,514	21,557
#*	Antipa Minerals Ltd.	412,449	197,418
#*	Appen Ltd.	1,119,562	926,655
*	Arafura Rare Earths Ltd. (ARU AU)	1,696,509	447,130
#	ARB Corp. Ltd.	525,839	7,110,711
	ARN Media Ltd.	511,979	103,832
*	Aroa Biosurgery Ltd.	259,971	117,103
*	Astral Resources NL	1,023,650	124,094
#	AUB Group Ltd.	761,167	14,175,879
#*	Audinate Group Ltd.	194,917	360,104
*	Aura Energy Ltd.	254,270	24,578
*	Aurelia Metals Ltd.	8,505,115	1,813,660
	Aurizon Holdings Ltd.	1,695,664	5,122,633
*	Aurum Resources Ltd.	531,533	228,471
*	Ausgold Ltd.	279,767	185,482
#	Aussie Broadband Ltd.	1,467,342	5,676,995
#*	Austal Ltd.	2,396,743	7,227,226
#	Austin Engineering Ltd.	488,109	65,611
#*	Australian Agricultural Co. Ltd.	972,018	917,994
#	Australian Clinical Labs Ltd.	644,563	884,142
#	Australian Ethical Investment Ltd.	393,222	1,151,181
		Shares	Value»
AUSTRALIA — (Continued)
	Australian Finance Group Ltd.	1,292,441	$1,865,354
*	Australian Strategic Materials Ltd.	441,208	503,337
*	Australian Vanadium Ltd.	65,619	9,385
#	Autosports Group Ltd.	38,470	67,629
#††	AVZ Minerals Ltd.	263,719	27,651
*	Baby Bunting Group Ltd.	505,166	526,666
#	Bank of Queensland Ltd.	3,679,036	17,860,175
*	Bannerman Energy Ltd.	199,176	595,092
#	Bapcor Ltd.	3,099,033	1,269,328
*	BCI Minerals Ltd.	6,345,562	1,732,083
#	Beach Energy Ltd.	9,447,642	8,025,107
#	Beacon Lighting Group Ltd.	462,905	517,076
	Beacon Minerals Ltd.	91,602	193,272
	Bega Cheese Ltd.	1,663,461	6,651,335
#	Bell Financial Group Ltd.	698,158	671,715
*	Bellevue Gold Ltd.	8,430,579	9,166,135
	Bendigo & Adelaide Bank Ltd.	1,833,406	14,172,412
#*	Berkeley Energia Ltd.	37,692	12,130
#*	Betmakers Technology Group Ltd.	78,805	10,293
#	Bisalloy Steel Group Ltd.	17,380	58,518
#*	Black Cat Syndicate Ltd. (BC8 AU)	2,704,408	2,211,221
#*	Boss Energy Ltd.	1,991,999	2,027,587
#	Bravura Solutions Ltd.	2,457,593	3,797,417
#	Breville Group Ltd.	577,014	12,616,196
#*	Brightstar Resources Ltd.	522,192	147,143
#*	Bubs Australia Ltd.	244,561	18,661
*	Calix Ltd.	27,645	10,961
	Capral Ltd.	84,092	738,619
	Capricorn Metals Ltd.	1,949,670	16,165,283
*	Carnaby Resources Ltd.	510,967	172,556
#*	Carnarvon Energy Ltd.	6,971,875	555,633
#	Cash Converters International Ltd.	1,939,267	423,294
*	Catalyst Metals Ltd.	575,927	2,207,883

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Catapult Sports Ltd.	1,324,968	$3,163,050
	Cedar Woods Properties Ltd.	378,906	2,041,622
*	Centrebet International Ltd.	81,336	0
*	Cettire Ltd.	265,617	45,059
*	Chalice Mining Ltd.	136,981	153,629
	Challenger Ltd.	1,828,126	11,378,570
#	Champion Iron Ltd.	2,226,752	7,692,559
#*	Chrysos Corp. Ltd.	278,094	1,507,512
	Civmec Australia Ltd.	194,000	215,885
	Cleanaway Waste Management Ltd.	11,414,204	18,311,646
#*	ClearView Wealth Ltd.	224,865	103,660
#	Clinuvel Pharmaceuticals Ltd.	190,235	1,262,926
#	Clover Corp. Ltd.	344,375	241,473
#*	Coast Entertainment Holdings Ltd.	1,191,966	381,138
#	Cobram Estate Olives Ltd.	211,360	594,925
	Codan Ltd.	473,519	14,349,490
#	COG Financial Services Ltd.	12,471	12,303
#	Cogstate Ltd.	324,118	579,788
	Collins Foods Ltd.	765,604	4,541,535
*	Comet Ridge Ltd.	3,959,956	475,699
#*	Core Lithium Ltd.	1,452,808	342,901
#Ω	Coronado Global Resources, Inc., CDI	3,130,325	628,639
#*††	Corporate Travel Management Ltd.	709,260	1,537,002
	Credit Corp. Group Ltd.	421,200	3,285,109
*	Cyprium Metals Ltd. CYM AU	648,985	173,823
	Dalrymple Bay Infrastructure Ltd.	2,538,427	9,930,479
#	Data#3 Ltd.	913,379	5,370,584
*	Deep Yellow Ltd.	6,393,817	8,565,137
	Deterra Royalties Ltd.	856,304	2,579,085
#*	Develop Global Ltd.	1,340,388	5,208,708
	Dicker Data Ltd.	614,820	3,953,337
#	Domino's Pizza Enterprises Ltd.	269,719	3,234,568
	Downer EDI Ltd.	3,858,487	20,733,280
#*	Dreadnought Resources Ltd.	8,371,269	114,186
*	DUG Technology Ltd.	149,630	231,770
#	Duratec Ltd.	449,580	916,758
	Dyno Nobel Ltd.	9,681,086	22,987,733
		Shares	Value»
AUSTRALIA — (Continued)
#	Eagers Automotive Ltd.	317,116	$5,535,489
#*	Ecograf Ltd.	449,670	113,845
*††	Elanor Investor Group	55,544	6,158
#	Elders Ltd.	1,312,350	6,801,359
#*	Electro Optic Systems Holdings Ltd.	89,975	595,860
	Embark Early Education Ltd.	34,886	10,682
#*	Emeco Holdings Ltd.	1,760,688	1,439,755
*	Emerald Resources NL	3,251,312	13,721,818
#*	EML Payments Ltd.	1,319,556	401,550
#	Endeavour Group Ltd.	743,760	1,800,643
	Energy One Ltd.	25,903	272,420
	Enero Group Ltd.	12,331	4,141
#	EQT Holdings Ltd.	144,139	2,033,292
	Eureka Group Holdings Ltd. (EGH AU)	449,904	188,835
	Euroz Hartleys Group Ltd.	110,085	88,469
#	EVT Ltd.	496,396	4,341,125
	Experience Co. Ltd.	102,579	6,754
*	Felix Gold Ltd.	131,945	24,493
#	Fenix Resources Ltd.	2,407,578	548,757
#	Fiducian Group Ltd.	6,287	40,360
#	Finbar Group Ltd.	260,713	139,039
#††	Firefinch Ltd.	1,569,275	42,367
#*	FireFly Metals Ltd.	1,121,432	1,618,991
	FleetPartners Group Ltd.	1,402,911	2,384,223
#	Fleetwood Ltd.	461,753	559,821
#	Flight Centre Travel Group Ltd.	797,474	5,942,519
#*	Focus Minerals Ltd.	200,676	349,065
#*	Frontier Digital Ventures Ltd.	160,232	44,279
#	G8 Education Ltd.	3,815,451	470,476
*	Galan Lithium Ltd. GLN AU	760,329	292,423
*	Gateway Mining Ltd.	144,962	7,321
*	GBM Resources Ltd.	780,881	15,549
#	Generation Development Group Ltd.	817,452	2,332,637
	GenusPlus Group Ltd.	305,625	2,066,734
*	Global Lithium Resources Ltd.	66,016	28,449
*	Gorilla Gold Mines Ltd.	411,339	100,148

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	GR Engineering Services Ltd.	619,283	$2,025,015
	GrainCorp Ltd., Class A	1,414,173	6,286,525
*	Grange Resources Ltd.	3,060,843	398,403
*	Great Boulder Resources Ltd.	2,279,494	148,097
#	GWA Group Ltd.	836,033	1,206,689
#	Hansen Technologies Ltd.	1,047,455	3,809,073
	Harvey Norman Holdings Ltd.	414,939	1,356,180
*	Hastings Technology Metals Ltd.	208,124	67,142
*	Havilah Resources Ltd.	7,158	3,167
#	Healius Ltd.	3,364,129	1,228,821
	Helia Group Ltd.	1,865,902	7,261,354
#	Helloworld Travel Ltd.	46,379	48,599
#*	Hillgrove Resources Ltd.	3,573,350	102,635
#	Horizon Oil Ltd.	3,251,557	553,052
*	Hot Chili Ltd.	100,484	120,871
#	Humm Group Ltd.	1,372,870	634,424
#	IDP Education Ltd.	1,355,422	3,257,022
*	IGO Ltd.	2,730,055	15,021,562
	Iluka Resources Ltd.	2,171,036	12,916,663
	Imdex Ltd.	3,873,954	11,395,541
*	Immutep Ltd. (IMM AU)	6,507,904	276,207
#	Inghams Group Ltd.	825,160	1,126,285
#	Integral Diagnostics Ltd.	1,635,925	2,631,615
#*	Investigator Silver Ltd.	918,733	39,629
#*	Invictus Energy Ltd.	525,574	24,338
#*	ioneer Ltd.	8,075,246	758,610
*	Ionic Rare Earths Ltd.	24,170	5,145
#	IPD Group Ltd.	188,598	767,960
#	IPH Ltd.	1,061,607	2,790,399
	IRESS Ltd.	1,082,458	5,328,804
#	IVE Group Ltd.	652,339	1,219,123
*	Judo Capital Holdings Ltd.	6,277,952	6,526,108
#	Jumbo Interactive Ltd.	208,843	1,117,112
#	Jupiter Mines Ltd.	8,721,372	1,739,992
#	Karoon Energy Ltd.	4,432,033	6,986,727
#*	Kelly Partners Group Holdings Ltd.	5,476	17,090
	Kelsian Group Ltd.	816,331	2,259,986
#	Kingsgate Consolidated Ltd.	1,113,822	5,081,629
		Shares	Value»
AUSTRALIA — (Continued)
*	Kingston Resources Ltd.	307,996	$20,859
#	Kogan.com Ltd.	441,100	1,177,515
#	L1 Group Ltd.	3,301,967	2,677,577
*	Lake Resources NL	1,513,141	104,025
#	Lendlease Corp. Ltd.	3,566,029	8,698,170
	Liberty Financial Group Ltd.	4,470	10,745
#*	Lifestyle Communities Ltd.	264,907	905,155
#	Lindsay Australia Ltd.	471,499	202,610
#*	Lotus Resources Ltd.	866,156	610,541
	Lovisa Holdings Ltd.	404,882	7,009,484
#	Lycopodium Ltd.	129,244	1,188,807
#	MA Financial Group Ltd.	690,403	3,502,278
#	Maas Group Holdings Ltd.	677,347	2,164,543
	Macmahon Holdings Ltd.	7,384,962	3,891,061
#*	Macquarie Technology Group Ltd.	77,566	3,931,506
#	Mader Group Ltd.	107,666	583,113
#	Magellan Financial Group Ltd.	1,133,933	8,407,300
*	Maritana Minerals Ltd.	274,066	152,433
	Maxiparts Ltd.	68,304	89,245
#*	Mayne Pharma Group Ltd.	298,689	613,086
#	McMillan Shakespeare Ltd.	437,148	4,998,950
*	Meeka Metals Ltd.	1,416,665	146,907
#*	Megaport Ltd.	1,040,541	7,047,309
*	Melbana Energy Ltd.	786,335	5,060
#*	Mesoblast Ltd. (MSB AU)	4,682,645	7,319,653
*	Metal Bank Ltd.	40,226	525
#*	Metals X Ltd.	5,271,559	5,335,536
	Metcash Ltd.	6,428,419	12,658,610
#*	Metro Mining Ltd. MMIDA AU	806,577	746,193
*	MGX Resources Ltd.	3,377,647	963,216
*	Michael Hill International Ltd. (MHJ NZ)	1,088,653	299,313
	Monadelphous Group Ltd.	567,386	11,523,980
#	Monash IVF Group Ltd.	1,426,979	751,146
*	Morning Star Gold NL	332,749	0
	MotorCycle Holdings Ltd.	39,383	68,696
#*	Myer Holdings Ltd.	4,975,856	935,167

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	MyState Ltd.	1,032,413	$3,432,650
#*	Nanosonics Ltd.	1,132,881	2,839,890
	Navigator Global Investments Ltd.	2,293,255	4,119,741
	Netwealth Group Ltd.	532,267	9,141,379
#*	Neuren Pharmaceuticals Ltd.	597,834	5,435,917
#	New Hope Corp. Ltd.	3,054,385	12,108,702
#	nib holdings Ltd.	2,791,810	13,482,707
#	Nick Scali Ltd.	489,765	5,338,126
*	Nickel Industries Ltd.	12,077,096	9,159,746
#	Nine Entertainment Co. Holdings Ltd.	7,206,780	4,986,741
*	Nova Minerals Ltd.	14,347	6,601
	NRW Holdings Ltd.	2,836,956	12,649,345
#*	Nufarm Ltd.	1,486,151	2,637,687
#*	Nuix Ltd.	251,634	277,194
#	Objective Corp. Ltd.	163,469	1,361,726
#*	OFX Group Ltd.	1,195,634	428,075
	OM Holdings Ltd.	37,137	7,273
#*	Omni Bridgeway Ltd.	1,247,557	1,478,454
	oOh!media Ltd.	2,984,217	2,519,708
#*	Ora Banda Mining Ltd.	6,790,884	6,639,293
	Orora Ltd.	4,936,898	4,713,317
	Pacific Current Group Ltd.	87,023	672,057
#*	Paladin Energy Ltd.	2,282,757	19,461,581
*	Pantoro Gold Ltd.	2,487,505	5,947,416
*	Paradigm Biopharmaceuticals Ltd.	60,817	7,445
#*	Paragon Care Ltd.	1,332,410	144,762
	Peet Ltd.	1,496,302	1,945,663
#*	Peninsula Energy Ltd.	642,121	237,718
*	PeopleIN Ltd.	31,612	13,465
#	Pepper Money Ltd.	554,635	694,454
	Perenti Ltd.	5,198,057	7,035,510
	Perpetual Ltd.	628,893	7,600,643
#	Peter Warren Automotive Holdings Ltd.	406,016	344,853
#*	PEXA Group Ltd.	806,634	7,329,375
*	PPK Mining Equipment Group Pty. Ltd.	22,761	0
	Praemium Ltd.	1,694,045	835,137
*	Predictive Discovery Ltd.	2,304,218	1,551,832
#	Premier Investments Ltd.	418,665	3,760,545
#	Propel Funeral Partners Ltd.	332,400	907,989
		Shares	Value»
AUSTRALIA — (Continued)
#	PWR Holdings Ltd.	606,609	$3,815,612
*	PYC Therapeutics Ltd.	164,596	149,912
#*	QPM Energy Ltd.	831,943	16,114
*	ReadyTech Holdings Ltd.	113,884	110,331
#	Redox Ltd.	188,733	447,722
#	Regal Partners Ltd.	40,660	68,070
	Regis Healthcare Ltd.	1,199,229	5,726,533
	Regis Resources Ltd.	4,217,379	21,624,803
	Reliance Worldwide Corp. Ltd.	4,083,786	9,684,625
*	Renascor Resources Ltd.	411,869	19,350
#	Resimac Group Ltd.	59,453	38,481
*	Resolute Mining Ltd.	13,419,874	11,483,730
*	Retail Food Group Ltd.	14,898	8,848
#	Ricegrowers Ltd.	7,954	73,015
#	Ridley Corp. Ltd.	1,773,927	3,573,277
*	Saturn Metals Ltd.	353,010	121,711
	SEEK Ltd.	1,006,017	10,098,974
#*	Select Harvests Ltd.	759,705	2,100,245
#	Servcorp Ltd.	292,637	1,369,256
	Service Stream Ltd.	3,709,486	5,229,817
	Shape Australia Pty. Ltd.	67,747	291,471
	Shaver Shop Group Ltd.	606,728	606,444
	Shriro Holdings Ltd.	1,144	660
#*	Silver Mines Ltd.	7,382,220	875,847
	Sims Ltd. (SGM AU)	1,029,350	15,556,643
#*	SiteMinder Ltd.	1,035,783	2,322,342
	SKS Technologies Group Ltd.	104,895	507,632
#*	Smart Parking Ltd.	367,887	229,201
	SmartGroup Corp. Ltd.	896,646	5,847,964
#	Solvar Ltd.	957,933	1,095,234
	Southern Cross Electrical Engineering Ltd.	1,688,745	4,622,894
#	Southern Cross Media Group Ltd.	1,288,848	532,130
	SRG Global Ltd.	3,837,579	8,015,822
#*	St Barbara Ltd.	8,782,575	3,956,659
	Stanmore Resources Ltd.	1,994,397	3,383,314
#	Steadfast Group Ltd.	4,991,296	15,352,383
*	Strickland Metals Ltd.	626,356	78,252
#*	Strike Energy Ltd.	1,664,786	132,251
*	Sunstone Metals Ltd.	87,084	23,139
	Super Retail Group Ltd.	966,039	8,306,511

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Superloop Ltd.	3,127,655	$7,638,424
#	Supply Network Ltd.	38,463	886,474
#*	Syrah Resources Ltd.	3,513,733	293,171
	Tabcorp Holdings Ltd.	12,417,409	10,206,040
#	Tasmea Ltd.	307,890	1,233,802
#*	Telix Pharmaceuticals Ltd.	920,502	10,124,160
#*	Temple & Webster Group Ltd.	310,132	1,290,549
	Ten Sixty Four Ltd.	1,044,721	82,736
#*	Terracom Ltd.	1,483,251	76,267
*	Tesoro Gold Ltd.	54,187	43,450
*	Titan Minerals Ltd.	606,854	365,694
*	Torque Metals Ltd.	211,228	69,257
#	Treasury Wine Estates Ltd.	2,448,514	7,695,800
	Tribune Resources Ltd.	29,446	113,439
*	Tuas Ltd.	1,506,470	6,481,754
#*	Tyro Payments Ltd.	2,313,970	1,225,903
#	Universal Store Holdings Ltd.	31,759	169,440
	Vault Minerals Ltd.	5,627,964	18,776,339
	Ventia Services Group Pty. Ltd.	4,810,257	18,517,951
Ω	Viva Energy Group Ltd.	5,772,316	10,262,915
*	Viva Leisure Ltd.	84,404	91,560
#*	Vulcan Energy Resources Ltd.	1,821,668	5,187,150
#	Vulcan Steel Ltd.	216,533	806,638
*	Vysarn Ltd.	710,139	386,227
	Wagners Holding Co. Ltd.	285,716	942,874
#	Washington H Soul Pattinson & Co. Ltd.	364,038	11,100,955
#*	WEB Travel Group Ltd.	1,840,722	3,558,678
#	Webjet Group Ltd.	2,089,682	796,699
*	West African Resources Ltd.	6,987,249	15,214,137
	Westgold Resources Ltd.	3,142,658	12,480,094
#*	Wildcat Resources Ltd.	1,661,846	715,311
	Worley Ltd.	1,147,953	9,833,620
	XRF Scientific Ltd.	361,641	474,966
#*	Zip Co. Ltd.	7,218,788	13,016,099
TOTAL AUSTRALIA			1,108,755,255
HONG KONG — (18.6%)
	Aeon Credit Service Asia Co. Ltd.	638,248	688,992
		Shares	Value»
HONG KONG — (Continued)
*	Allied Group Ltd.	2,842,000	$965,266
	Analogue Holdings Ltd.	842,000	111,082
	APAC Resources Ltd. 1104 HK	3,404,740	1,040,279
	Asia Financial Holdings Ltd.	1,626,908	967,813
*	Asia Standard International Group Ltd.	3,336,917	86,344
	ASMPT Ltd.	1,439,100	30,145,421
	Associated International Hotels Ltd.	598,000	406,335
	Bank of East Asia Ltd.	4,607,988	8,063,347
	Best Mart 360 Holdings Ltd.	1,180,000	270,133
*	Bitfire Group Holdings Ltd.	213,000	71,163
#*	Bright Smart Securities & Commodities Group Ltd.	4,590,000	7,285,690
	Build King Holdings Ltd.	730,000	169,168
#	Cafe de Coral Holdings Ltd.	824,000	422,963
	Chen Hsong Holdings	932,000	188,686
	Cheuk Nang Holdings Ltd.	144,714	23,300
	Chevalier International Holdings Ltd.	516,989	263,817
*	Chi Kan Holdings Ltd.	84,000	24,243
	China Motor Bus Co. Ltd.	72,200	531,526
#*	China Star Entertainment Ltd.	8,110,000	9,813,340
	Chinese Estates Holdings Ltd.	1,443,500	223,562
	Chow Sang Sang Holdings International Ltd.	1,896,000	2,843,966
*	Chuang's Consortium International Ltd.	2,911,043	111,373
	CITIC Telecom International Holdings Ltd.	8,787,125	3,119,911
#*	CK Life Sciences International Holdings, Inc.	14,716,000	1,356,940
#*	CMBC Capital Holdings Ltd.	127,000	34,485

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	C-Mer Medical Holdings Ltd.	2,520,000	$395,671
	CN Logistics International Holdings Ltd.	33,000	13,942
*	CNT Group Ltd.	37,264	640
#††	Convoy, Inc.	32,922,000	131,562
#*	Cowell e Holdings, Inc.	1,329,000	5,381,662
Ω	Crystal International Group Ltd.	3,572,000	3,031,752
*	CSC Holdings Ltd.	37,641,250	121,668
*	CSI Properties Ltd.	42,942,934	1,174,183
	CTF Services Ltd.	5,765,925	5,987,737
*††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	2,291,916	3,688,575
	Dah Sing Financial Holdings Ltd.	1,000,944	5,270,242
#*	Deep Source Holdings Ltd.	26,960,000	2,753,087
	Dickson Concepts International Ltd.	810,000	639,808
*	DL Holdings Group Ltd.	668,000	88,871
	Dream International Ltd.	560,000	539,731
#	Dynamic Holdings Ltd.	152,000	230,250
	Eagle Nice International Holdings Ltd.	844,000	327,974
*	EC Healthcare	325,097	18,930
*††	EcoGreen International Group Ltd.	1,994,640	0
*	Emperor Capital Group Ltd.	5,010,000	55,345
	Emperor Watch & Jewellery Ltd.	14,140,000	545,108
*	ENM Holdings Ltd.	12,820,000	654,985
*	Esprit Holdings Ltd.	637,532	58,447
	Fairwood Holdings Ltd.	183,958	92,935
*	Far East Consortium International Ltd.	6,582,629	642,497
	First Pacific Co. Ltd.	11,802,000	8,280,779
#*Ω	FIT Hon Teng Ltd.	7,744,000	7,653,609
	Four Seas Mercantile Holdings Ltd.	610,000	199,298
*Ω	Frontage Holdings Corp.	826,000	103,748
		Shares	Value»
HONG KONG — (Continued)
	FSE Lifestyle Services Ltd.	541,000	$386,726
	Get Nice Holdings Ltd.	487,720	193,010
	Giordano International Ltd.	4,092,000	780,014
	Glorious Sun Enterprises Ltd.	2,164,000	386,968
	Gold Peak Technology Group Ltd.	3,029,642	274,669
	Golden Resources Development International Ltd.	784,500	35,429
*	GR Life Style Co. Ltd.	2,568,000	806,508
	Great Eagle Holdings Ltd.	1,072,472	2,442,484
	G-Resources Group Ltd.	1,243,810	1,251,571
	Guoco Group Ltd.	19,000	167,189
#	Guotai Junan International Holdings Ltd.	13,475,797	4,174,970
	Hang Lung Group Ltd.	3,953,000	8,209,434
	Hang Lung Properties Ltd.	8,096,368	9,518,382
#*	Hao Tian International Construction Investment Group Ltd.	2,848,000	7,653
	Harbour Centre Development Ltd.	820,500	475,922
*	HKR International Ltd.	2,519,369	382,206
	Hong Kong Ferry Holdings Co. Ltd.	1,159,300	759,838
	Hong Kong Technology Venture Co. Ltd.	2,043,784	283,169
#*	Hong Kong Zcloud Technology Construction Ltd.	320,000	182,854
*	Hongkong & Shanghai Hotels Ltd.	2,164,489	1,628,472
*	Hongkong Chinese Ltd.	863,774	35,902
*Ω	Honma Golf Ltd.	738,500	268,030
	Hung Hing Printing Group Ltd.	1,426,000	146,883
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,536,000	375,460

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hysan Development Co. Ltd.	3,160,000	$7,921,482
	IGG, Inc.	3,638,000	1,446,716
#Ω	Impro Precision Industries Ltd.	1,520,000	2,024,603
	International Housewares Retail Co. Ltd.	447,000	38,832
*	IPE Group Ltd.	530,000	41,461
*	ITC Properties Group Ltd.	87,000	10,718
	Jacobson Pharma Corp. Ltd.	3,092,000	447,276
	JBM Healthcare Ltd.	620,000	195,641
	Johnson Electric Holdings Ltd.	1,862,668	5,054,666
#	K Wah International Holdings Ltd.	3,790,000	1,107,179
	Karrie International Holdings Ltd.	2,844,000	877,095
	Keck Seng Investments Hong Kong Ltd.	856,600	258,448
	Kerry Properties Ltd.	3,002,500	9,138,854
	KLN Logistics Group Ltd.	1,536,000	1,322,959
	Kowloon Development Co. Ltd.	1,840,301	1,102,167
*	Lai Sun Development Co. Ltd.	211,794	25,253
	Lam Soon Hong Kong Ltd.	302,310	485,595
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,235,346	310,619
	Liu Chong Hing Investment Ltd.	782,200	463,260
	Luk Fook Holdings International Ltd.	1,868,000	5,357,285
	Man Wah Holdings Ltd.	7,466,800	4,064,909
*	MECOM Power & Construction Ltd.	25,999	526
	Melbourne Enterprises Ltd.	39,500	310,164
*	Melco International Development Ltd.	3,849,499	2,106,349
#	MGM China Holdings Ltd.	1,792,400	2,690,682
*	Midland Holdings Ltd.	2,649,987	966,405
	Miramar Hotel & Investment	1,144,000	1,582,629
		Shares	Value»
HONG KONG — (Continued)
#	Modern Dental Group Ltd.	1,743,000	$1,336,207
#*	Modern Innovative Digital Technology Co. Ltd.	1,640,000	21,548
*	Mongolian Mining Corp.	2,979,000	3,612,168
	NagaCorp Ltd.	3,739,359	1,908,466
	Nameson Holdings Ltd.	3,186,000	413,024
	Nanyang Holdings Ltd.	87,000	333,912
*	National United Resources Holdings Ltd.	182,800	15,422
*	New World Development Co. Ltd.	5,013,000	5,470,396
*††	NewOcean Energy Holdings Ltd.	7,246,000	0
#	Nissin Foods Co. Ltd.	1,094,000	1,001,948
	Orbusneich Medical Group Holdings Ltd.	101,500	49,191
	Oriental Watch Holdings	1,950,536	816,180
*	Oshidori International Holdings Ltd.	18,338,400	4,627,788
	Pacific Basin Shipping Ltd.	25,823,000	10,104,130
#	Pacific Textiles Holdings Ltd.	3,215,000	480,372
#	PAX Global Technology Ltd.	4,023,000	2,006,520
	PCCW Ltd.	13,794,545	10,661,784
#*††	Peace Mark Holdings Ltd.	2,479,870	0
#	Perfect Medical Health Management Ltd.	1,754,000	269,735
	Pico Far East Holdings Ltd.	4,100,000	1,273,402
	Playmates Holdings Ltd.	5,048,000	339,030
#	Plover Bay Technologies Ltd.	1,690,000	1,633,572
	Public Financial Holdings Ltd.	1,696,000	316,968
*††	Pyxis Group Ltd.	1,936,000	0
Ω	Regina Miracle International Holdings Ltd.	1,105,000	256,094
#	Sa Sa International Holdings Ltd.	1,142,000	141,223

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Safety Godown Co. Ltd.	1,200,000	$354,308
Ω	Samsonite Group SA	4,380,600	8,021,445
	SAS Dragon Holdings Ltd.	854,368	630,545
#	SEA Holdings Ltd.	1,271,523	221,370
*	Shandong Hi-Speed Holdings Group Ltd.	1,500,000	252,738
	Shangri-La Asia Ltd.	4,980,000	2,832,644
*	Shenwan Hongyuan HK Ltd.	2,085,000	301,628
*	Shun Tak Holdings Ltd.	4,229,419	314,231
	Singamas Container Holdings Ltd.	6,710,000	512,115
#*	SJM Holdings Ltd.	12,551,750	3,315,640
*	Smart Digital Technology Group Ltd.	80,000	29,544
	SmarTone Telecommunications Holdings Ltd.	356,981	228,790
#*	Solomon Systech International Ltd.	8,904,000	458,064
*	Soundwill Holdings Ltd.	435,286	390,850
*	South China Holdings Co. Ltd.	638,503	2,042
*	Starcoin Group Ltd.	1,065,000	7,766
#	Stella International Holdings Ltd.	2,970,000	5,637,068
	Sun Hung Kai & Co. Ltd.	3,078,327	1,686,570
#	SUNeVision Holdings Ltd.	3,696,000	2,909,392
	TAI Cheung Holdings Ltd.	1,557,000	789,229
	Tai Sang Land Development Ltd.	596,910	173,647
	Tan Chong International Ltd.	1,176,000	244,577
*	Taung Gold International Ltd.	5,697,000	323,411
*	Television Broadcasts Ltd.	221,300	77,856
	Texhong International Group Ltd.	700,500	633,340
	Texwinca Holdings Ltd.	1,010,000	159,403
	Tian Teck Land Ltd.	1,024,000	252,855
*	Tongda Group Holdings Ltd.	103,200	41,059
		Shares	Value»
HONG KONG — (Continued)
	Town Health International Medical Group Ltd.	9,466,115	$286,600
	Tradelink Electronic Commerce Ltd.	2,870,000	416,795
#	Transport International Holdings Ltd.	893,129	1,161,369
	Truly International Holdings Ltd.	1,370,000	175,572
#	United Laboratories International Holdings Ltd.	5,224,000	6,281,828
*	Unity Group Holdings International Ltd.	3,570,000	181,459
*	Universal Technologies Holdings Ltd.	1,730,000	15,913
#	Value Partners Group Ltd.	3,366,000	911,802
	Vedan International Holdings Ltd.	3,416,000	346,059
#	Vitasoy International Holdings Ltd.	2,675,000	2,115,519
*	Viva Goods Co. Ltd.	3,280,000	246,482
#*	Vobile Group Ltd.	4,381,000	1,763,898
	VSTECS Holdings Ltd.	4,029,600	5,279,001
#	VTech Holdings Ltd.	846,200	6,516,659
	Wing On Co. International Ltd.	490,000	960,966
	Wing Tai Properties Ltd.	1,405,331	398,081
	Wynn Macau Ltd.	8,216,000	5,990,333
	Xinyi Glass Holdings Ltd.	6,756,885	8,386,046
	YesAsia Holdings Ltd.	392,000	156,777
#	Yue Yuen Industrial Holdings Ltd.	3,781,500	7,033,245
#*	Yunfeng Financial Group Ltd.	2,328,000	798,025
*	ZO Future Group	902,000	265,718
TOTAL HONG KONG			327,417,051
NEW ZEALAND — (2.3%)
	AFT Pharmaceuticals Ltd.	34,226	70,849
#	Air New Zealand Ltd.	6,124,129	1,537,954
#	Briscoe Group Ltd.	45,560	122,690
	Channel Infrastructure NZ Ltd.	1,565,383	2,809,250
#	Colonial Motor Co. Ltd.	70,115	323,619
	Delegat Group Ltd.	6,400	14,703

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#*	Eroad Ltd.	39,322	$22,540
*	Fletcher Building Ltd. (FBU NZ)	871,381	1,439,426
	Freightways Group Ltd.	612,546	4,575,714
#	Genesis Energy Ltd.	2,089,316	3,045,820
#*	Gentrack Group Ltd.	152,301	543,962
	Hallenstein Glasson Holdings Ltd.	194,394	1,124,829
#	Heartland Group Holdings Ltd.	3,228,265	2,149,835
	Investore Property Ltd.	1,072,729	666,878
#*	KMD Brands Ltd.	4,140,592	150,787
	Napier Port Holdings Ltd.	115,757	253,469
#	NZME Ltd. (NZM AU)	513,703	327,493
	NZME Ltd. (NZM NZ)	78,724	51,642
	NZX Ltd.	1,294,347	1,069,769
#*	Oceania Healthcare Ltd.	2,433,793	1,074,665
#*	Pacific Edge Ltd.	279,464	27,938
	PGG Wrightson Ltd.	110,896	142,757
#*	Rakon Ltd.	130,325	118,024
*	Ryman Healthcare Ltd.	2,992,263	3,763,436
	Sanford Ltd.	161,391	713,926
	Scales Corp. Ltd.	519,555	1,860,572
#	Scott Technology Ltd.	57,907	75,817
*	Serko Ltd.	214,319	213,392
	Skellerup Holdings Ltd.	718,386	2,496,727
	SKY Network Television Ltd.	489,545	933,629
#*	SKYCITY Entertainment Group Ltd.	2,552,929	954,762
*	Steel & Tube Holdings Ltd.	284,548	68,030
#	Summerset Group Holdings Ltd.	998,318	4,814,203
#	Tourism Holdings Ltd.	558,453	683,442
	TOWER Ltd.	1,132,309	1,355,461
#	Turners Automotive Group Ltd.	147,007	745,660
#*	Vista Group International Ltd.	636,706	704,326
TOTAL NEW ZEALAND			41,047,996
SINGAPORE — (14.3%)
*††	Abterra Ltd.	230,320	0
#*	AEM Holdings Ltd.	1,372,974	7,966,235
	ASL Marine Holdings Ltd.	359,000	108,922
		Shares	Value»
SINGAPORE — (Continued)
	Aztech Global Ltd.	1,143,800	$927,862
	Banyan Tree Holdings Ltd.	933,200	455,446
	Bonvests Holdings Ltd.	950,000	729,367
	Boustead Singapore Ltd.	1,400,269	2,636,714
	BRC Asia Ltd.	130,800	461,351
	Bukit Sembawang Estates Ltd.	608,203	2,261,275
	Bund Center Investment Ltd.	234,125	91,919
	Capitaland India Trust	5,242,221	4,331,698
#	Centurion Corp. Ltd.	1,431,700	1,846,896
#	China Aviation Oil Singapore Corp. Ltd.	1,402,999	2,339,974
#	China Sunsine Chemical Holdings Ltd.	1,589,700	862,461
	Chuan Hup Holdings Ltd.	1,861,300	359,273
	City Developments Ltd.	2,210,000	14,223,420
	ComfortDelGro Corp. Ltd.	10,768,000	12,536,801
#*	COSCO Shipping International Singapore Co. Ltd.	6,113,500	576,853
	CSE Global Ltd.	2,672,066	2,893,647
	Delfi Ltd.	969,800	808,226
	DFI Retail Group Holdings Ltd.	1,269,800	5,317,338
#*††	Ezion Holdings Ltd.	9,845,878	0
#*††	Ezra Holdings Ltd.	6,266,171	0
	Far East Orchard Ltd.	872,195	870,626
	First Resources Ltd.	2,879,900	7,911,095
	First Sponsor Group Ltd.	484,727	384,273
	Food Empire Holdings Ltd.	971,400	2,504,129
	Fraser & Neave Ltd.	446,100	508,640
#	Frasers Property Ltd.	409,500	368,645
#	Frencken Group Ltd.	1,732,400	3,668,971
*	Fu Yu Corp. Ltd.	1,699,000	139,237
#*	Gallant Venture Ltd.	4,945,500	272,177
#	Genting Singapore Ltd.	4,858,800	2,607,322
	Geo Energy Resources Ltd.	4,189,300	2,044,064
	Golden Agri-Resources Ltd.	29,393,600	7,325,399
	GuocoLand Ltd.	960,814	1,857,227

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Haw Par Corp. Ltd.	555,100	$7,520,101
	Hiap Hoe Ltd.	498,000	265,805
#	Ho Bee Land Ltd.	736,200	1,241,001
	Hong Fok Corp. Ltd.	1,433,994	1,127,834
	Hong Leong Asia Ltd.	999,800	2,284,892
	Hong Leong Finance Ltd.	1,109,000	2,259,031
	Hotel Grand Central Ltd.	698,254	423,462
	Hour Glass Ltd.	808,532	1,496,985
	HRnetgroup Ltd.	678,400	398,028
	Hutchison Port Holdings Trust	21,334,800	4,488,565
#*††	Hyflux Ltd.	3,238,900	0
#	iFAST Corp. Ltd.	792,600	5,456,028
	Indofood Agri Resources Ltd.	408,800	134,867
#	InnoTek Ltd.	336,600	229,673
	ISDN Holdings Ltd.	852,802	408,379
#*††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	19,539,587	8,292,412
	KSH Holdings Ltd.	83,800	23,165
#	LHN Ltd.	304,100	153,026
#	Marco Polo Marine Ltd.	11,841,700	1,461,326
#*	Mermaid Maritime PCL	994,400	94,355
	Metro Holdings Ltd.	1,750,192	684,715
	Mewah International, Inc.	89,000	20,647
#	Micro-Mechanics Holdings Ltd.	96,300	253,545
#*††	Midas Holdings Ltd.	8,576,553	0
	Nanofilm Technologies International Ltd.	375,800	431,905
	Netlink NBN Trust	11,567,100	9,183,458
*	Oceanus Group Ltd.	4,959,300	11,903
	OKP Holdings Ltd.	304,375	190,715
#	Olam Group Ltd.	3,806,800	3,049,735
#	OUE Ltd.	1,049,100	914,161
*	Oxley Holdings Ltd.	2,438,541	153,625
	Pacific Century Regional Developments Ltd.	179,000	73,174
	Pan-United Corp. Ltd.	1,117,950	1,379,886
#	Propnex Ltd.	688,800	948,806
#	Q&M Dental Group Singapore Ltd.	1,422,860	653,284
	QAF Ltd.	797,480	651,997
#	Raffles Education Ltd.	326,400	38,026
	Raffles Medical Group Ltd.	4,093,032	3,199,575
		Shares	Value»
SINGAPORE — (Continued)
#*	Rex International Holding Ltd.	3,062,200	$230,752
#	Riverstone Holdings Ltd.	2,831,300	1,659,164
	Samudera Shipping Line Ltd.	1,365,300	1,225,063
	SATS Ltd.	3,423,500	8,910,355
#	SBS Transit Ltd.	328,700	952,986
	Seatrium Ltd.	10,098,500	18,721,181
	Sheng Siong Group Ltd.	3,526,400	8,405,984
	SIA Engineering Co. Ltd.	1,343,500	3,317,317
#	Sing Holdings Ltd.	918,900	545,463
#	Sing Investments & Finance Ltd.	543,612	691,611
	Singapore Land Group Ltd.	374,569	1,101,843
#	Singapore Post Ltd.	6,295,800	1,709,596
	Singapore Shipping Corp. Ltd.	1,642,504	394,272
	Stamford Land Corp. Ltd.	2,172,518	812,020
#	StarHub Ltd.	2,866,100	2,388,001
	Straco Corp. Ltd.	130,000	38,177
	Straits Trading Co. Ltd.	664,194	919,910
#*††	Swiber Holdings Ltd.	2,895,250	0
#*	Thomson Medical Group Ltd.	4,533,400	202,357
	Tiong Woon Corp. Holding Ltd.	159,500	137,994
	Tuan Sing Holdings Ltd.	2,683,018	698,373
#	UMS Integration Ltd.	3,897,710	6,702,861
	United Overseas Insurance Ltd.	18,450	119,397
#	UOB-Kay Hian Holdings Ltd.	1,972,971	6,318,697
	UOL Group Ltd.	1,407,200	11,772,231
	Valuetronics Holdings Ltd.	1,585,350	1,272,697
	Venture Corp. Ltd.	1,301,700	16,614,805
	Vicom Ltd.	540,700	763,062
#	Wee Hur Holdings Ltd.	2,502,900	1,435,079
	Wing Tai Holdings Ltd.	1,468,467	1,862,572
	Yeo Hiap Seng Ltd.	41,159	20,111
TOTAL SINGAPORE			251,739,506
TOTAL COMMON STOCKS			1,728,959,808

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	130,619	$16,457
*	Silver Mines Ltd. Warrants 06/17/26	210,409	6,120
*††	Wiluna Mining Corp. Ltd. Warrants	248,265	6,792
TOTAL AUSTRALIA			29,369
TOTAL INVESTMENT SECURITIES (Cost $1,347,492,923)			1,728,989,177

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	2,800,627	$32,389,253
TOTAL INVESTMENTS — (100.0%)
(Cost $1,379,886,357)			$1,761,378,430
As of April 30, 2026, the value of Rule 144A securities amounted to $32,250,835 or 1.9% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$746,193	$1,106,395,884	$1,613,178	$1,108,755,255
Hong Kong	—	327,285,489	131,562	327,417,051
New Zealand	—	41,047,996	—	41,047,996
Singapore	—	251,739,506	—	251,739,506
Rights/Warrants
Australia	—	22,577	6,792	29,369
Securities Lending Collateral	—	32,389,253	—	32,389,253
Total Investments in Securities	$746,193	$1,758,880,705	$1,751,532˂˃	$1,761,378,430

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (5.2%)
	4imprint Group PLC	158,093	$7,837,548
Ω	Autotrader Group PLC	1,929,853	12,981,973
#	Bloomsbury Publishing PLC	500,492	4,156,612
*	Canal & SA	1,513,469	4,715,236
	Centaur Media PLC	14,715	2,183
	Everplay Group PLC	174,003	620,575
*	Frontier Developments PLC	52,854	223,256
	Future PLC	145,194	663,492
*	Gaming Realms PLC	438,911	202,547
	Gamma Communications PLC	366,506	4,498,398
*	Helios Towers PLC	3,390,668	9,236,661
	ITV PLC	16,649,174	18,116,607
	M&C Saatchi PLC	4,260	7,619
	MONY Group PLC	2,747,870	6,675,596
	Next 15 Group PLC	175,714	571,019
	Reach PLC	1,590,842	1,259,670
	Rightmove PLC	2,393,622	14,123,529
	S4 Capital PLC	237,273	140,409
#*	Team Internet Group PLC	390,220	173,098
*Ω	Trustpilot Group PLC	790,255	2,778,149
	WPP PLC (WPP LN)	629,649	2,279,687
#	WPP PLC (WPP US), Sponsored ADR	4,844	87,628
#	YouGov PLC	354,504	921,161
TOTAL COMMUNICATION SERVICES			92,272,653
CONSUMER DISCRETIONARY — (20.5%)
	AB Dynamics PLC	11,640	154,092
*	AO World PLC	556,609	664,825
*	ASOS PLC	3,926	11,987
#*Ω	Aston Martin Lagonda Global Holdings PLC	395,053	220,023
*	Auction Technology Group PLC	165,253	792,987
#	B&M European Value Retail PLC	986,583	2,254,352
	Barratt Redrow PLC	5,222,203	17,785,516
	Bellway PLC	617,098	16,002,493
	Berkeley Group Holdings PLC	462,974	20,157,625
#*	boohoo Group PLC	328,603	75,847
*	Burberry Group PLC	1,216,857	19,309,285
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Card Factory PLC	1,026,444	$942,929
	Coats Group PLC	7,571,796	8,588,610
	Crest Nicholson Holdings PLC	352,612	316,587
	Currys PLC	5,383,854	9,165,846
*	Dauch Corp.	126,645	723,794
*	DFS Furniture PLC	1,107,335	1,878,292
#	Domino's Pizza Group PLC	2,611,913	6,896,574
#	Dr. Martens PLC	1,380,940	1,165,926
	Dunelm Group PLC	732,209	7,486,844
*	Evoke PLC	20,108	10,596
#*	Frasers Group PLC	727,520	6,480,873
	Fuller Smith & Turner PLC, Class A	163,787	1,439,850
	Games Workshop Group PLC	133,329	35,362,392
#	Greggs PLC	546,131	11,298,869
*Ω	Gym Group PLC	780,957	1,884,917
	Halfords Group PLC	1,045,860	2,072,698
*	Headlam Group PLC	271,660	143,035
	Henry Boot PLC	515,452	1,142,831
	Hollywood Bowl Group PLC	781,790	2,704,726
Ω	Hostelworld Group PLC	71,032	102,646
	Inchcape PLC	1,908,518	21,532,345
#	J D Wetherspoon PLC	486,587	3,896,668
	JD Sports Fashion PLC	8,469,019	7,774,604
	Kingfisher PLC	6,301,344	24,778,801
*	Marston's PLC	2,805,385	1,970,922
	Me Group International PLC	1,540,381	3,068,538
*	Mitchells & Butlers PLC	1,498,657	5,094,335
	MJ Gleeson PLC	221,280	692,146
	Moonpig Group PLC	1,414,723	4,103,825
Ω	On the Beach Group PLC	606,895	1,351,339
	Persimmon PLC	1,613,139	23,260,610
	Pets at Home Group PLC	2,556,665	6,283,489
	Playtech PLC	1,232,321	6,103,702
	PPHE Hotel Group Ltd.	42,574	873,861
	Rank Group PLC	403,455	524,034
	Smiths News PLC	363,558	335,168
	SSP Group PLC	3,715,909	8,040,734
	Taylor Wimpey PLC	18,617,972	19,694,025

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#*	THG PLC	2,611,429	$1,107,307
	Topps Tiles PLC	251,830	125,613
*Ω	Trainline PLC	1,087,665	3,486,466
	Vertu Motors PLC	1,535,509	1,344,116
	Victorian Plumbing Group PLC	25,510	28,690
#*	Vistry Group PLC	1,364,004	6,087,745
*Ω	Watches of Switzerland Group PLC	859,071	6,012,563
	WH Smith PLC	450,605	3,165,415
	Whitbread PLC	696,169	21,162,098
	Wickes Group PLC	1,432,191	3,892,548
	Young & Co.'s Brewery PLC (YNGA LN), Class A	132,229	1,383,575
	Young & Co.'s Brewery PLC (YNGN LN)	11,970	104,245
TOTAL CONSUMER DISCRETIONARY			364,517,394
CONSUMER STAPLES — (4.0%)
	AEP Plantations PLC	128,393	3,331,341
	AG Barr PLC	531,497	4,654,902
#	C&C Group PLC	1,848,217	2,967,588
	Cranswick PLC	332,030	24,306,153
#	Fevara PLC	141,570	258,129
	Greencore Group PLC	829,558	169,703
	Greencore Group PLC GNC LN	2,948,205	10,114,260
	Hilton Food Group PLC	311,933	2,288,749
	McBride PLC	805,142	1,708,470
	MP Evans Group PLC	25,436	620,972
	Nichols PLC	16,891	224,460
#*	Ocado Group PLC	2,059,271	5,568,056
	Premier Foods PLC	4,083,009	10,944,088
	PZ Cussons PLC	505,449	523,946
	Tate & Lyle PLC	845,834	4,221,534
TOTAL CONSUMER STAPLES			71,902,351
ENERGY — (3.8%)
*	Afentra PLC	339,285	354,812
*	Capricorn Energy PLC	307,119	1,297,868
	DCC PLC	300,023	22,613,639
#	Diversified Energy Co. DEC LN	193,262	3,180,735
	Diversified Energy Co. DEC US	5,324	88,645
	Energean PLC	681,669	8,265,532
	EnQuest PLC	8,984,632	2,565,665
*	Genel Energy PLC	819,525	605,899
		Shares	Value»
ENERGY — (Continued)
	Gulf Keystone Petroleum Ltd.	1,412,541	$3,815,925
*	Gulf Marine Services PLC	363,413	94,628
	Harbour Energy PLC	2,760,437	10,977,918
	Hunting PLC	706,228	4,885,500
	Ithaca Energy PLC	869,406	3,180,816
#*	Pantheon Resources PLC	2,152,536	308,342
	Pharos Energy PLC	1,305,299	494,811
	Serica Energy PLC	1,243,177	4,854,089
#*	Tullow Oil PLC	866,132	176,964
TOTAL ENERGY			67,761,788
FINANCIALS — (23.9%)
	Aberdeen Group PLC	9,506,777	26,866,950
	AJ Bell PLC	1,489,249	10,450,522
#	Ashmore Group PLC	1,739,637	4,922,278
	Beazley PLC	1,950,709	33,882,610
Ω	Bridgepoint Group PLC	350,750	1,190,559
	Brooks Macdonald Group PLC	1,612	30,367
#	Burford Capital Ltd.	739,209	3,531,232
	Chesnara PLC	1,249,322	5,196,555
*	Close Brothers Group PLC	834,967	5,029,821
Ω	CMC Markets PLC	617,962	3,106,277
	Conduit Holdings Ltd.	279,187	1,676,888
	Foresight Group Holdings Ltd.	249,093	1,354,112
#*Ω	Funding Circle Holdings PLC	301,603	595,219
*	Georgia Capital PLC	112,330	5,984,504
	Hiscox Ltd.	1,578,945	33,224,540
	ICG PLC	950,869	23,443,397
	IG Group Holdings PLC	1,731,490	35,383,159
	Impax Asset Management Group PLC	54,696	73,133
	IntegraFin Holdings PLC	225,489	997,234
	International Personal Finance PLC	1,191,113	4,019,506
	Investec PLC	368,850	3,170,892
*	IP Group PLC	4,794,708	3,955,527
	Jupiter Fund Management PLC	1,925,206	3,975,863
	Lancashire Holdings Ltd.	1,207,878	9,433,820
	Lion Finance Group PLC	258,093	38,679,191

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Liontrust Asset Management PLC	63,146	$227,141
	London Investment Group PLC	887	4,985
	M&G PLC	44,952	184,750
	Man Group PLC	5,913,832	20,434,370
*	Metro Bank Holdings PLC	1,156,092	2,362,295
	Mortgage Advice Bureau Holdings Ltd.	56,532	407,542
	Ninety One PLC	1,470,728	4,315,970
	OSB Group PLC	1,826,039	13,126,942
	Paragon Banking Group PLC	1,682,949	17,140,283
#	PayPoint PLC	273,468	2,366,060
	Plus500 Ltd.	515,168	31,293,168
	Polar Capital Holdings PLC	438,158	4,083,729
	Pollen Street Group Ltd.	70,405	814,224
Ω	Quilter PLC	7,401,878	18,483,206
	Rathbones Group PLC	259,126	6,925,124
	S&U PLC	33,109	857,311
Ω	Sabre Insurance Group PLC	591,404	1,221,431
*	Saga PLC	641,152	5,126,868
	Schroders PLC	43,846	345,243
	Secure Trust Bank PLC	36,552	623,836
	Tatton Asset Management PLC	1,575	13,281
	TBC Bank Group PLC	199,521	13,210,916
	TP ICAP Group PLC	4,121,116	17,711,548
*	Vanquis Banking Group PLC	351,532	529,466
#	WAG Payment Solutions PLC	22,048	34,551
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	816,025	3,363,763
TOTAL FINANCIALS			425,383,559
HEALTH CARE — (2.4%)
	Advanced Medical Solutions Group PLC	957,716	3,189,283
Ω	Convatec Group PLC	5,273,664	15,123,938
	CVS Group PLC	365,951	5,798,504
*	EKF Diagnostics Holdings PLC	79,384	28,517
		Shares	Value»
HEALTH CARE — (Continued)
	Hikma Pharmaceuticals PLC	759,798	$14,446,021
Ω	Integrated Diagnostics Holdings PLC	1,220,599	683,569
*	Oxford Nanopore Technologies PLC	44,678	68,245
#*	PureTech Health PLC (PRTC LN)	640,931	1,110,136
Ω	Spire Healthcare Group PLC	1,223,378	2,708,798
TOTAL HEALTH CARE			43,157,011
INDUSTRIALS — (22.5%)
#	Ashtead Technology Holdings PLC	69,805	451,719
	Babcock International Group PLC	1,796,495	27,064,665
	Balfour Beatty PLC	2,403,596	26,708,306
	Bodycote PLC	1,087,943	10,103,393
	Braemar PLC	80,822	236,624
	BRCK Group PLC	143,996	96,518
*	Capita PLC	135,264	530,877
	Chemring Group PLC	1,247,909	8,847,666
	Clarkson PLC	153,185	10,072,043
	Costain Group PLC	1,265,591	3,197,281
	DiscoverIE Group PLC	487,755	4,333,000
	easyJet PLC	966,101	4,624,086
#	Fintel PLC	6,561	16,326
	Firstgroup PLC	3,339,569	7,399,112
	FW Thorpe PLC	2,919	10,000
	Galliford Try Holdings PLC	634,237	4,516,367
	Genuit Group PLC	1,413,603	4,982,118
	Goodwin PLC	2,674	416,111
	Grafton Group PLC, CDI	1,374,546	16,451,132
	Hargreaves Services PLC	9,674	104,302
	Hays PLC	3,782,438	1,713,116
	Howden Joinery Group PLC	2,409,358	25,419,432
	IMI PLC	467,321	17,799,351
*††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	James Fisher & Sons PLC	184,515	1,143,643
#	James Halstead PLC	355,751	659,243
	JET2 PLC	813,756	12,079,949
	Johnson Service Group PLC	1,660,603	2,901,320
	Keller Group PLC	482,853	14,677,343
	Kier Group PLC	1,974,392	5,494,604

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
Ω	Luceco PLC	371,359	$1,096,702
	Macfarlane Group PLC	69,670	59,618
	Mears Group PLC	775,299	4,179,258
	Mitie Group PLC	6,584,223	15,612,637
	Morgan Advanced Materials PLC	1,557,354	4,630,925
	Morgan Sindall Group PLC	262,706	16,798,697
	Norcros PLC	214,076	819,220
	Pagegroup PLC	980,095	1,786,904
	Porvair PLC	9,952	97,846
	QinetiQ Group PLC	2,761,415	16,734,166
	Renew Holdings PLC	275,578	3,417,531
#*	Robert Walters PLC	333,782	430,610
	Rotork PLC	4,112,554	17,287,032
	RS Group PLC	2,288,056	18,795,053
	RWS Holdings PLC	405,169	490,623
	Senior PLC	2,191,421	8,537,682
	Serco Group PLC	5,604,633	21,513,213
*	Severfield PLC	517,005	177,764
*	SIG PLC	1,114,211	122,415
	Speedy Hire PLC	2,337,991	630,729
	Spirax Group PLC	175,599	17,137,929
	SThree PLC	311,609	714,594
	Travis Perkins PLC	529,618	3,760,168
#	Trifast PLC	531,372	453,081
	Vesuvius PLC	1,132,169	6,820,546
	Volex PLC	732,940	5,982,014
	Volution Group PLC	1,031,334	8,648,706
	Vp PLC	153,784	1,021,109
	Wilmington PLC	309,004	982,400
*	XP Power Ltd.	59,144	1,410,450
	Zigup PLC	1,377,758	7,539,120
TOTAL INDUSTRIALS			399,738,389
INFORMATION TECHNOLOGY — (3.1%)
*	Accesso Technology Group PLC	28,799	103,296
Ω	Alfa Financial Software Holdings PLC	296,974	599,217
#	Bytes Technology Group PLC (BYIT LN)	1,124,811	4,652,838
	Computacenter PLC	433,414	21,943,878
	dotdigital group PLC	440,167	279,397
	FDM Group Holdings PLC	109,011	154,847
	GB Group PLC	1,073,994	3,113,727
	Gooch & Housego PLC	15,275	191,459
#*	IDOX PLC	101,694	98,909
#*	IQE PLC	2,903,015	1,683,596
	Kainos Group PLC	457,630	5,177,890
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Midwich Group PLC	25,107	$48,735
#	NCC Group PLC	1,240,261	2,016,078
#*	Pinewood Technologies Group PLC	392,305	1,331,507
*	RM PLC	33,750	45,824
	Softcat PLC	652,004	12,242,135
#*	Strix Group PLC	247,902	137,462
*	TT Electronics PLC	804,382	1,305,699
*	Xaar PLC	455,438	863,602
TOTAL INFORMATION TECHNOLOGY			55,990,096
MATERIALS — (8.9%)
*	Accsys Technologies PLC	9,505	8,677
	Atalaya Mining Copper SA	470,896	4,760,438
	Breedon Group PLC	1,554,808	6,490,161
	Capital Ltd.	104,810	163,202
	Castings PLC	172,431	624,902
	Central Asia Metals PLC	912,062	1,810,710
	Croda International PLC	494,214	19,168,766
	Ecora Royalties PLC	958,713	1,807,484
	Elementis PLC	3,842,447	7,733,918
	Essentra PLC	834,129	928,738
Ω	Forterra PLC	1,018,450	2,184,557
	Hill & Smith PLC	502,644	17,675,111
	Hochschild Mining PLC	2,307,041	19,696,517
Ω	Ibstock PLC	669,115	932,032
	International Paper Co.	46,623	1,457,132
	Johnson Matthey PLC	882,547	24,926,859
	Marshalls PLC	638,767	1,133,121
	Mondi PLC	1,825,338	18,858,316
	Pan African Resources PLC	8,821,033	16,844,692
	RHI Magnesita NV	47,413	1,710,523
*	SigmaRoc PLC	2,856,553	4,791,431
#*	Synthomer PLC	288,525	272,332
	Treatt PLC	24,863	101,741
	Victrex PLC	335,665	2,753,181
	Zotefoams PLC	137,268	732,457
TOTAL MATERIALS			157,566,998
REAL ESTATE — (1.3%)
	Foxtons Group PLC	1,243,718	727,700
	Grainger PLC	948,554	2,071,685
	Harworth Group PLC	153,210	278,866
	Helical PLC	28,412	73,906

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	International Workplace Group PLC	3,877,375	$9,760,906
	LSL Property Services PLC	352,540	1,063,732
*	Phoenix Spree Deutschland Ltd.	15,813	37,790
	Savills PLC	802,244	9,048,638
*	Watkin Jones PLC	131,807	40,498
TOTAL REAL ESTATE			23,103,721
UTILITIES — (2.4%)
	Drax Group PLC	1,792,797	21,570,654
	Pennon Group PLC	2,051,312	15,344,314
	Shares	Value»
UTILITIES — (Continued)
Telecom Plus PLC	386,345	$6,174,677
TOTAL UTILITIES		43,089,645
TOTAL COMMON STOCKS Cost ($1,296,461,857)		1,744,483,605

			Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	3,119,789	36,080,359
TOTAL INVESTMENTS — (100.0%)
(Cost $1,332,544,311)			$1,780,563,964
As of April 30, 2026, the value of Rule 144A securities amounted to $76,743,581 or 4.3% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$87,628	$92,185,025	—	$92,272,653
Consumer Discretionary	723,794	363,793,600	—	364,517,394
Consumer Staples	—	71,902,351	—	71,902,351
Energy	88,645	67,673,143	—	67,761,788
Financials	—	425,383,559	—	425,383,559
Health Care	—	43,157,011	—	43,157,011
Industrials	—	399,738,389	—	399,738,389
Information Technology	—	55,990,096	—	55,990,096
Materials	—	157,566,998	—	157,566,998
Real Estate	—	23,103,721	—	23,103,721
Utilities	—	43,089,645	—	43,089,645
Securities Lending Collateral	—	36,080,359	—	36,080,359
Total Investments in Securities	$900,067	$1,779,663,897	—˂˃	$1,780,563,964

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (90.9%)
AUSTRIA — (3.8%)
	Agrana Beteiligungs AG	57,887	$810,927
	ANDRITZ AG	311,663	26,482,196
*	AT&S Austria Technologie & Systemtechnik AG	124,452	13,786,001
Ω	BAWAG Group AG	466,884	79,954,241
#	CA Immobilien Anlagen AG	158,218	5,069,938
#*	CPI Europe AG	143,359	2,626,108
	DO & Co. AG	41,737	8,511,533
*	Eurotelesites AG	289,656	1,596,174
	EVN AG	232,002	7,882,950
*	FACC AG	97,572	1,509,586
	Frequentis AG	174	15,005
*	Immofinanz AG (IIA AV)	681,827	0
	Josef Manner & Comp AG	870	105,965
*	Kapsch TrafficCom AG	3,508	22,008
#*	Lenzing AG	27,255	745,989
#	Mayr Melnhof Karton AG	49,317	4,629,970
	Oberbank AG	44,385	4,250,509
#	Oesterreichische Post AG	137,098	5,160,869
	Palfinger AG	77,895	3,205,376
*	POLYTEC Holding AG	45,139	215,037
	Porr AG	89,819	4,118,988
#	SBO AG	22,260	966,106
*	Semperit AG Holding	17,747	311,431
	Strabag SE (STR AV), Class BR	56,000	5,909,922
	Telekom Austria AG	1,067,703	12,137,351
#*	UBM Development AG	5,302	106,622
	UNIQA Insurance Group AG	776,594	14,901,253
	Vienna Insurance Group AG Wiener Versicherung Gruppe	272,951	20,551,983
	voestalpine AG	537,157	27,772,621
	Wienerberger AG	569,008	16,497,935
	Zumtobel Group AG	64,615	273,341
TOTAL AUSTRIA			270,127,935
		Shares	Value»
BELGIUM — (3.4%)
	Ackermans & van Haaren NV	152,497	$50,295,436
	Ageas SA	100,978	7,913,104
*	AGFA-Gevaert NV	196,660	109,452
*	Atenor	95,850	191,210
#	Azelis Group NV	204,569	2,710,435
	Barco NV	389,825	4,363,336
	Bekaert SA	218,463	10,787,938
#*††	Biocartis Group NV	357,370	0
*	bpost SA	78,372	167,011
	Cie d'Entreprises CFE	49,898	666,407
	Colruyt Group NV	217,821	8,396,038
	Deceuninck NV	410,459	1,031,036
#	Deme Group NV	48,230	11,005,883
#	D'ieteren Group	62,633	12,942,564
	Econocom Group SA NV	509,837	845,678
	EVS Broadcast Equipment SA	69,289	3,055,665
	Fagron	351,158	9,906,142
*	Galapagos NV (GLPG BB)	207,806	5,887,540
*	Galapagos NV (GLPG NA)	44,496	1,249,380
	Gimv NV	167,831	9,456,871
*	Immobel SA	10,624	275,716
#	Ion Beam Applications	101,113	1,590,095
	Jensen-Group NV	20,961	1,691,581
#	Kinepolis Group NV	90,123	3,239,118
#	Lotus Bakeries NV	2,046	24,630,580
#	Melexis NV	93,363	7,856,917
#*	Ontex Group NV	172,765	590,413
*	Onward Medical NV	87,734	273,544
	Proximus SADP	440,022	3,356,335
#	Recticel SA	268,765	3,188,560
	Sipef NV	38,744	4,622,323
	Solvay SA	315,984	10,318,056
#	Syensqo SA	212,179	14,075,782
#	Tessenderlo Group SA	127,540	3,199,898
	Umicore SA	383,548	7,757,351
	Van de Velde NV	32,510	1,250,212
	VGP NV	33,683	3,457,994
	Viohalco SA	498,361	8,550,138
	What's Cooking BV	3,904	656,471
TOTAL BELGIUM			241,562,210

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (5.5%)
	AL Sydbank	387,768	$33,071,819
#	ALK-Abello AS	815,920	30,560,794
	Alm Brand AS	5,389,801	12,607,916
#	Ambu AS, Class B	121,657	1,205,971
*	Bang & Olufsen AS	330,116	450,821
*	Bavarian Nordic AS	296,204	8,718,699
#	cBrain AS	16,018	163,419
	Chemometec AS	44,616	2,249,633
	Columbus AS	430,344	681,008
	D/S Norden AS	147,651	6,986,884
#*	Demant AS	185,337	5,877,698
*	Dfds AS	138,502	2,974,894
	Djurslands Bank AS	6,232	907,865
	FLSmidth & Co. AS	224,017	16,638,227
	Fluegger Group AS	3,099	169,549
	Foroya Banki P	10,800	384,038
#*	GN Store Nord AS	66,726	1,003,663
#	GronlandsBANKEN AS	1,125	172,844
	Gubra AS	2,336	116,771
	H Lundbeck AS (HLUNA DC), Class A	78,578	436,107
	H Lundbeck AS (HLUNB DC)	1,500,652	10,088,283
#*	H&H International AS, Class B	79,154	1,319,271
#	Harboes Bryggeri AS, Class B	5,094	89,437
	ISS AS	740,755	27,174,307
	Jeudan AS	42,605	1,390,694
	Jyske Bank AS	262,592	36,556,504
#	Lan & Spar Bank	4,895	938,174
#	Matas AS	243,336	3,868,458
#	MT Hoejgaard Holding AS	2,847	152,525
#*Ω	Netcompany Group AS	206,001	11,767,850
#*	NKT AS	272,775	40,292,229
#*Ω	NNIT AS	46,671	323,248
*	North Media AS	15,915	121,080
#*	NTG Nordic Transport Group AS	24,646	721,368
	Pandora AS	99,817	7,595,969
#	Parken Sport & Entertainment AS	4,695	132,582
	Per Aarsleff Holding AS	123,143	14,341,715
	Ringkjoebing Landbobank AS	178,454	44,588,628
#	Rockwool AS ROCKA DC, Class A	41,747	1,283,077
	Rockwool AS ROCKB DC, Class B	357,485	10,406,561
		Shares	Value»
DENMARK — (Continued)
	Royal Unibrew AS	274,075	$18,329,656
*	RTX AS	44,105	658,513
Ω	Scandinavian Tobacco Group AS	140,072	1,483,103
	Schouw & Co. AS	84,727	8,735,103
	SJF Bank AS	18,082	887,019
#*	Solar AS, Class B	8,510	277,367
	SP Group AS	10,785	629,920
	TCM Group AS	2,578	26,336
#	Tivoli AS	10,004	1,023,075
	TORM PLC, Class A	206,976	6,634,494
	UIE PLC	102,040	6,146,540
*	Zealand Pharma AS	173,576	8,209,483
TOTAL DENMARK			391,571,189
FINLAND — (5.4%)
#	Aktia Bank OYJ	329,414	4,211,062
#	Alandsbanken Abp, Class B	23,036	1,298,225
	Alma Media OYJ	135,302	1,985,586
	Anora Group OYJ	24,294	99,364
	Apetit OYJ	13,543	205,470
#	Aspo OYJ	114,344	819,252
	Atria OYJ	98,413	1,711,687
#	Bittium OYJ	192,809	7,200,867
	Digia OYJ	83,872	562,134
*	Easor OYJ	386	295
	Elisa OYJ	449,157	21,814,623
Ω	Enento Group OYJ	36,538	693,149
#*	Exel Composites OYJ	4,667	42,310
#	Finnair OYJ	622,533	2,343,084
#	Fiskars OYJ Abp	217,678	3,510,702
#	F-Secure OYJ	600,789	1,242,775
#	Gofore OYJ	574	7,854
#	Harvia OYJ	40,240	1,678,924
	Hiab OYJ	271,845	16,170,960
	HKFoods OYJ	60,594	113,448
	Huhtamaki OYJ	515,675	16,503,477
	Ilkka OYJ	20,833	101,409
#	Kalmar OYJ, Class B	271,845	14,578,211
	Kemira OYJ	639,975	13,270,710
*	Kempower OYJ	3,147	52,976
	Kesko OYJ (KESKOA FH), Class A	84,943	2,028,392
#	Kesko OYJ (KESKOB FH), Class B	1,121,254	27,635,687
	Konecranes OYJ	1,301,382	42,741,280
*	Lassila & Tikanoja OYJ	91,244	780,465
#*	Lindex Group OYJ	101,573	258,293
#	Lumo Kodit OYJ	225,489	2,147,457
	Luotea PLC	103,621	298,295
#	Mandatum OYJ	1,650,888	13,203,560
	Marimekko OYJ	63,890	743,772

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#*	Metsa Board OYJ (METSB FH), Class B	944,884	$3,161,769
#	Metso OYJ	1,190,467	20,564,505
#	Nokian Renkaat OYJ	429,699	5,286,488
	Olvi OYJ, Class A	95,777	3,487,041
#	Oma Saastopankki OYJ	19,914	278,891
	Oriola OYJ (OKDBV FH), Class B	208,902	226,492
#	Orion OYJ (ORNBV FH), Class B	600,779	48,535,933
	Outokumpu OYJ	1,521,116	10,231,670
#	Pihlajalinna OYJ	45,220	595,440
#	Ponsse OYJ	69,648	1,825,461
	Puuilo OYJ	202,409	3,085,916
#*	QT Group OYJ	54,468	1,231,308
#	Raisio OYJ, Class V	643,272	1,928,462
#	Raute OYJ, Class A	648	10,948
#	Revenio Group OYJ	127,255	2,077,968
	Sampo OYJ, Class A	1,831,002	18,990,816
	Sanoma OYJ	452,468	4,920,934
	Scanfil OYJ	5,023	74,643
#	Stora Enso OYJ, Class R	1,657,207	18,452,285
	Taaleri PLC	25,782	231,432
#	Talenom OYJ	386	550
	Teleste OYJ	22,892	92,367
#Ω	Terveystalo OYJ	365,531	3,345,900
#	Tieto OYJ	350,695	7,834,853
#	Tokmanni Group Corp.	274,000	2,446,370
	Vaisala OYJ, Class A	125,505	7,342,403
#	Valmet OYJ	658,694	17,199,324
*	Verkkokauppa.com OYJ	27,116	71,373
	Viking Line Abp	11,073	267,436
*	YIT OYJ	172,108	510,474
TOTAL FINLAND			384,365,207
FRANCE — (12.0%)
#*	74Software SA	35,962	1,508,265
	ABC arbitrage	111,168	700,796
	Accor SA	393,229	19,460,404
#	Aeroports de Paris SA	56,609	6,873,670
*	Air France-KLM	213,395	2,271,574
	AKWEL SADIR	46,380	394,392
*	Alstom SA	1,466,690	29,472,089
	Altamir	136,094	3,930,706
	Alten SA	121,267	8,078,963
*Ω	Aramis Group SAS	10,052	46,403
	Arkema SA	224,796	16,406,494
#	Assystem SA	21,195	1,142,853
		Shares	Value»
FRANCE — (Continued)
	Aubay	20,599	$1,208,632
Ω	Ayvens SA	880,244	11,911,687
#*	Bastide le Confort Medical	13,099	385,792
#	Beneteau SACA	79,504	639,804
	BioMerieux	109,829	9,267,915
	Boiron SA	28,677	921,239
	Bonduelle SCA	41,715	423,971
*††	Bourbon Corp. SA	28,851	0
	Carrefour SA	1,965,800	39,189,902
*	Cegedim SA	3,771	53,005
	Cie des Alpes	125,439	3,269,724
*	Clariane SE	639,789	3,041,549
	Coface SA	734,846	13,626,866
	Derichebourg SA	647,148	6,894,459
#	Edenred SE	621,245	15,558,489
	Eiffage SA	64,139	10,341,023
	Electricite de Strasbourg SA	21,112	5,702,786
#Ω	Elior Group SA	226,442	702,914
	Elis SA	1,130,371	34,928,694
*	Emeis SA	223,420	3,776,020
	Equasens	10,975	484,241
#	Eramet SA	40,848	2,818,083
	Etablissements Maurel et Prom SA	387,272	4,521,793
	Eurazeo SE	215,488	11,761,182
#*	Euroapi SA	87,484	140,966
	Eurofins Scientific SE	260,734	18,124,234
*	Eutelsat Communications SACA	474,843	1,516,403
	Exel Industries SA, Class A	10,459	381,453
	Exosens SAS	72,464	5,533,731
#	FDJ UNITED	336,918	9,153,077
*	Figeac Aero	7,712	90,005
	Fnac Darty SA	10,597	439,036
	Fnac Darty SA (FNAC FP)	9,302	385,953
*	Forvia SE (FRVIA FP)	461,033	5,434,896
*	Gaumont SA	10,715	1,284,029
	Gaztransport Et Technigaz SA	181,908	44,257,145
	GEA	2,433	259,650
	GL Events SACA	55,367	2,179,577
	Groupe Crit SA	22,324	1,456,202
#	Groupe SFPI	21,754	47,057
#*	Guerbet	23,531	320,790
	Haulotte Group SA	9,331	21,859
*	ID Logistics Group SACA	17,972	7,632,346
	Imerys SA	112,115	2,934,599
	Infotel SA	1,606	65,376

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Interparfums SA	79,624	$2,215,435
	Ipsen SA	98,626	19,370,313
	IPSOS SA	252,618	10,713,469
	Jacquet Metals SACA	82,260	2,144,122
	JCDecaux SE	304,639	6,776,140
	Kaufman & Broad SA	91,469	2,971,546
#	Laurent-Perrier	14,168	1,400,989
	Lectra	37,874	716,531
#	Linedata Services	3,353	170,597
	LISI SA	1,202	87,993
	LNA Sante SA	26,445	894,369
*	Lumibird	1,093	27,672
	Maison Pommery & Associes SA	1,464	16,725
#*Ω	Maisons du Monde SA	29,713	18,884
	Manitou BF SA	52,223	1,252,864
	Mersen SA	119,669	4,502,685
#	Metropole Television SA	123,332	1,883,680
	Neurones	6,767	286,582
	Nexans SA	195,817	36,549,986
#*	Nexity SA	140,543	1,395,140
	North Atlantic Energies	5,596	410,029
	NRJ Group	88,443	741,931
#	Oeneo SA	91,324	972,923
	Opmobility	292,231	4,937,833
*	OSE Immuno	2,885	12,967
#*	OVH Groupe SA	12,495	152,813
*	Pierre Et Vacances SA	445,005	971,872
#	Planisware SA	16,802	354,690
#	Pluxee NV	173,552	2,466,111
	Quadient SA	90,466	1,237,087
#	Remy Cointreau SA	82,412	3,884,971
#	Renault SA	684,547	24,047,590
	Rexel SA	1,211,850	51,253,083
#	Robertet SA	2,975	2,795,004
	Rubis SCA	421,748	17,382,114
	Samse SACA	7,930	1,133,007
	Savencia SA	34,499	2,688,844
	SCOR SE	793,895	29,622,435
#	SEB SA	83,186	5,105,229
#	Seche Environnement SACA	21,449	2,099,997
	SES SA	1,498,646	12,371,418
*Ω	SMCP SA	90,467	551,046
	Societe BIC SA	96,818	6,677,651
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,570	5,810,632
	Societe LDC SADIR	11,065	1,452,040
#	Sodexo SA	277,540	14,116,656
		Shares	Value»
FRANCE — (Continued)
*	SOITEC	10,094	$1,518,530
	Sopra Steria Group	82,550	12,880,546
	SPIE SA	753,218	43,703,661
#	Stef SA	25,963	3,548,493
#	Sword Group	39,003	1,433,814
	Synergie SE	67,764	2,241,680
	Technip Energies NV	640,629	30,306,583
#	Teleperformance SE	211,327	14,312,994
	Television Francaise 1 SA	268,368	2,134,703
	TFF Group	9,478	177,128
	Thermador Groupe	39,148	3,182,941
#	Tikehau Capital SCA	66,921	1,387,822
	Trigano SA	46,249	8,505,185
#*	Ubisoft Entertainment SA	144,380	842,285
	Valeo SE	729,709	9,185,098
#	Vallourec SACA	845,180	25,466,687
	Vetoquinol SA	13,935	1,260,020
	Vicat SACA	100,090	7,067,773
	VIEL & Cie SA	156,945	3,443,491
	Virbac SACA	12,900	5,634,659
*	Viridien	31,474	5,353,274
	Vivendi SE	2,406,774	5,618,593
#*	Voltalia SA	97,472	809,999
#	Vusion	12,539	1,788,531
#	Wavestone	13,166	710,512
*Ω	X-Fab Silicon Foundries SE	120,805	897,047
TOTAL FRANCE			853,432,507
GERMANY — (13.6%)
	1&1 AG	218,379	5,785,349
*	7C Solarparken AG	265,514	588,838
	Adesso SE	2,671	182,859
	Adtran Networks SE	2,822	76,223
	AIXTRON SE	265,331	14,660,560
#	All for One Group SE	3,448	145,387
#	Allgeier SE	46,734	890,153
	Alzchem Group AG	22,965	4,464,693
	Amadeus Fire AG	7,658	216,756
*	Aroundtown SA	5,268,211	15,231,985
	Atoss Software SE	37,065	3,448,840
*	Aumovio SE	115,187	4,995,486
	Aurubis AG	158,734	34,157,937
#*	Auto1 Group SE	102,952	2,199,002
*	Basler AG	32,144	692,084
#*	BayWa AG (BYW6 GR)	10,341	34,121
	Bechtle AG	383,538	13,053,455
Ω	Befesa SA	168,705	6,466,810
*	Bertrandt AG	23,333	298,158
	Bijou Brigitte AG	15,235	887,683
	Bilfinger SE	171,739	19,806,810

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Borussia Dortmund GmbH & Co. KGaA	435,678	$1,631,174
*	BRANICKS Group AG	260,704	417,104
	Brenntag SE	357,981	26,069,933
*Ω	Brockhaus Technologies AG	163	3,599
	CANCOM SE (COK GR)	155,928	4,532,785
#	Carl Zeiss Meditec AG	107,545	3,349,278
*	Ceconomy AG	536,475	2,764,152
*	CENIT AG	27,952	217,057
	Cewe Stiftung & Co. KGaA	45,539	5,045,958
	CTS Eventim AG & Co. KGaA	216,531	14,291,846
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	378,945
#*Ω	Delivery Hero SE	453,822	11,045,198
	Dermapharm Holding SE DMP GR	6,110	332,591
	Deutsche Beteiligungs AG	82,898	2,490,222
	Deutsche EuroShop AG	6,828	158,441
#Ω	Deutsche Pfandbriefbank AG	299,076	1,140,802
	Deutsche Wohnen SE	3,284	76,270
	Deutz AG	612,047	7,156,943
	Draegerwerk AG & Co. KGaA	17,892	1,468,784
	Duerr AG	265,997	6,600,636
Ω	DWS Group GmbH & Co. KGaA	135,211	9,366,082
	Eckert & Ziegler SE	269,913	4,839,914
*	EDAG Engineering Group AG	20,233	88,061
	Elmos Semiconductor SE	36,953	7,992,918
	ElringKlinger AG	115,460	745,624
#	Energiekontor AG	5,663	270,688
	Evonik Industries AG	1,281,521	26,505,937
#*	Evotec SE	237,485	1,469,836
	Fabasoft AG	2,747	37,192
	Fielmann Group AG	103,573	5,170,087
	flatexDEGIRO SE	411,467	14,722,170
*	Fraport AG Frankfurt Airport Services Worldwide	182,432	14,969,057
		Shares	Value»
GERMANY — (Continued)
	Freenet AG	771,838	$24,582,881
	Fresenius Medical Care AG (FME GR)	788,297	35,669,221
	Friedrich Vorwerk Group SE	30,191	2,589,732
	FUCHS SE	126,009	4,829,950
	GEA Group AG	586,696	40,119,202
#	Gerresheimer AG	80,526	2,324,523
	Gesco SE	38,026	662,605
	GFT Technologies SE	119,509	2,606,094
*	Grand City Properties SA	40,249	453,011
	Grenke AG	30,306	453,140
	Hawesko Holding SE	313	7,496
#*	Heidelberger Druckmaschinen AG	317,343	548,287
#*	HelloFresh SE	375,049	2,036,750
#	Hensoldt AG	338,981	30,587,578
*	Hoenle AG	14,291	149,989
*	HomeToGo SE	13,461	20,250
	Hornbach Holding AG & Co. KGaA	48,541	4,614,990
#	HUGO BOSS AG	242,968	10,303,460
#*	Hypoport SE	5,558	536,833
	Indus Holding AG	56,755	1,990,531
	Init Innovation in Traffic Systems SE	38,395	2,294,182
Ω	Instone Real Estate Group SE	83,326	863,655
#*	IONOS Group SE	119,874	3,689,916
	IVU Traffic Technologies AG	52,179	1,163,278
	Jenoptik AG	267,523	10,528,104
Ω	JOST Werke SE	61,750	3,758,569
	K&S AG	751,775	14,064,796
	KION Group AG	417,583	21,794,240
#*	Kloeckner & Co. SE	32,332	451,563
*	Koenig & Bauer AG	57,052	623,906
#	Kontron AG	258,677	6,485,823
	Krones AG	100,284	14,513,714
	KSB SE & Co. KGaA	3,257	3,747,328
#	KWS Saat SE & Co. KGaA	79,102	7,138,631
	Lanxess AG	213,832	4,556,829
	LEG Immobilien SE	402,018	28,209,065
#	Leifheit AG	37,829	754,002
#*	Medios AG	10,185	163,669
#	MLP SE	321,566	3,010,301
	Multitude AG	1,042	7,303
#	Mutares SE & Co. KGaA	28,793	834,023
#	Nagarro SE	49,669	2,523,808
	Nemetschek SE	193,506	14,043,515
#*	Nordex SE	499,584	28,487,486

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Norma Group SE	75,113	$1,294,909
	Patrizia SE	293,577	2,581,043
	Pfeiffer Vacuum Technology AG	1,413	277,561
	PNE AG	2,887	32,112
	ProCredit Holding AG	9,266	88,934
	ProSiebenSat.1 Media SE	208,467	992,136
	Puma SE (PUM GR)	406,195	12,435,214
#*	PVA TePla AG	105,701	4,553,478
	PWO AG	7,732	243,642
#*	Q Beyond Ag Konv Namens Aktien	41,199	177,104
#	Qiagen NV QGEN US	103,780	3,588,712
#	Qiagen NV QIA GR	480,826	16,401,739
*	R Stahl AG	5,596	87,262
	Rational AG	13,650	9,980,827
	RENK Group AG	234,119	14,879,437
#	RTL Group SA	152,209	5,848,589
	SAF-Holland SE	234,830	4,846,700
	Salzgitter AG	125,542	7,101,344
	Schaeffler AG	771,489	7,335,077
	Schloss Wachenheim AG	6,929	113,793
#	Schott Pharma AG & Co. KGaA	64,146	1,121,829
Ω	Scout24 SE	263,138	21,909,475
	Secunet Security Networks AG	7,571	1,627,531
*	SGL Carbon SE	11,015	56,590
#	Siltronic AG	54,374	5,094,550
	Sixt SE	80,620	6,451,155
#*	SMA Solar Technology AG	47,034	3,013,735
	Stabilus SE	6,548	132,701
	STRATEC SE	11,109	230,199
	Stroeer SE & Co. KGaA	193,372	8,444,159
#	Suedzucker AG	377,566	5,492,173
	Surteco Group SE	38,871	462,127
	SUSS MicroTec SE	143,891	12,881,665
	Symrise AG	398,563	35,257,139
	TAG Immobilien AG	1,204,980	21,013,550
	Takkt AG	88,475	283,521
*Ω	TeamViewer SE	196,966	1,100,521
	Technotrans SE	36,431	1,401,331
	thyssenkrupp AG	2,674,279	31,826,849
*	Tkms AG& Co. KGaA	2,807	288,623
	TUI AG	2,283,309	16,991,871
	United Internet AG	435,652	13,687,013
#*	Verbio SE	100,018	4,437,922
	Vossloh AG	68,864	6,114,377
	Wacker Chemie AG	29,208	3,205,143
	Wacker Neuson SE	207,598	4,686,717
		Shares	Value»
GERMANY — (Continued)
	Washtec AG	72,499	$3,721,415
*	Westwing Group SE	23,112	360,497
	Wuestenrot & Wuerttembergische AG	145,171	2,528,170
#*Ω	Zalando SE	653,830	16,149,532
	Zeal Network SE	13,196	757,833
TOTAL GERMANY			966,016,228
GREECE — (0.0%)
*††	Neorion Holdings SA	14,991	0
IRELAND — (0.9%)
	Cairn Homes PLC	2,629,336	6,727,539
	FBD Holdings PLC (FBD ID)	18,582	349,524
	FBD Holdings PLC (FBH LN)	125,459	2,363,281
	Glanbia PLC (GLB ID)	298,453	6,931,953
	Glanbia PLC (GLB LN)	700,613	15,366,302
*Ω	Glenveagh Properties PLC	1,567,836	3,890,479
	Irish Continental Group PLC (IR5B ID)	825,575	6,306,802
	Kerry Group PLC (KYGA ID), Class A	241,439	20,461,537
*	Permanent TSB Group Holdings PLC	362,792	1,242,183
TOTAL IRELAND			63,639,600
ISRAEL — (2.1%)
#	Ackerstein Group Ltd.	74,808	233,957
*	Adgar Investment & Development Ltd.	62,908	92,056
	Afcon Holdings Ltd.	3,064	430,760
*	AFI Properties Ltd.	72,150	5,633,897
#	Africa Israel Residences Ltd.	22,389	1,793,643
*	Allot Ltd.	44,261	318,231
	Alrov Properties & Lodgings Ltd.	49,832	4,509,108
#	Altshuler Shaham Finance Ltd.	217,158	527,543
#	Analyst IMS Investment Management Services Ltd.	17,395	844,462
	Arad Ltd.	32,408	465,243
#*	Argo Properties NV	38,274	1,798,924

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Ari Real Estate Arena Investment Ltd.	8,453	$16,775
#	Aryt Industries Ltd.	18,534	263,860
*	Ashdod Refinery Ltd.	22,197	758,467
#	Ashot -Ashkelon Industries Ltd.	1,580	50,556
#	AudioCodes Ltd. (AUDC IT)	23,892	211,274
	AudioCodes Ltd. (AUDC US)	2,946	27,280
#	Aura Investments Ltd.	89,986	642,415
#	Automatic Bank Services Ltd.	38,324	341,358
*	Avgol Industries 1953 Ltd.	74,505	30,567
	Ayalon Holdings Ltd.	8,941	462,902
#	Azorim-Investment Development & Construction Co. Ltd.	507,009	3,383,955
*	Bet Shemesh Engines Holdings 1997 Ltd.	14,196	3,471,414
#	Blue Square Real Estate Ltd.	36,303	4,870,047
*	Carasso Motors Ltd.	146,621	1,583,853
#	Carasso Real Estate Ltd.	6,974	93,884
	Castro Model Ltd.	368	16,128
	Cellcom Israel Ltd. (CEL IT)	364,828	4,481,412
*	Ceragon Networks Ltd.	266,244	668,272
*	Cielo-Blu Group Ltd.	40,237	43,972
*	Compugen Ltd.	25,620	66,046
	Danel Adir Yeoshua Ltd.	24,067	3,831,024
	Danya Cebus Ltd.	15,732	811,834
#	Delek Automotive Systems Ltd.	78,335	595,874
#	Delta Galil Ltd.	65,527	3,796,755
	Delta Israel Brands Ltd.	4,998	201,210
	Diplomat Holdings Ltd.	1,459	26,144
#	Direct Finance of Direct Group 2006 Ltd.	2,985	546,263
#	Dor Alon Energy in Israel 1988 Ltd.	10,173	837,160
#	Duniec Brothers Ltd.	7,400	618,269
#	Electra Consumer Products 1970 Ltd.	60,700	1,700,723
*	Ellomay Capital Ltd.	1,257	31,828
*	Equital Ltd.	99,583	4,284,146
		Shares	Value»
ISRAEL — (Continued)
#	FMS Enterprises Migun Ltd.	19,186	$1,518,006
	Formula Systems 1985 Ltd. (FORTY IT)	19,163	2,688,398
#	Fox Wizel Ltd.	34,368	3,710,341
#*	Gilat Satellite Networks Ltd.	207,925	3,765,421
#*	Hagag Group Real Estate Development	49,307	525,102
	Hilan Ltd.	29,944	2,145,984
	IDI Insurance Co. Ltd.	39,728	3,069,423
*	IES Holdings Ltd.	2,911	600,850
	Ilex Medical Ltd.	2,744	51,739
#	Inrom Construction Industries Ltd.	431,493	4,048,657
	Isracard Ltd.	523,663	2,674,693
#	Israel Canada TR Ltd.	129,481	902,965
#	Israel Shipyards Industries Ltd.	2,059	96,976
	Isras Investment Co. Ltd.	6,883	1,988,224
	Issta Ltd.	27,334	975,353
	Kamada Ltd. (KMDA IT)	203,071	1,657,655
	Kardan Real Estate Enterprise & Development Ltd.	61,338	125,507
	Kerur Holdings Ltd.	32,360	900,627
#	Klil Industries Ltd.	1,188	76,675
#	Kvutzat Acro Ltd.	39,149	627,436
	Lahav L.R. Real Estate Ltd.	112,645	443,417
	Land Development Nimrodi Group Ltd.	101,969	1,305,635
#	Lapidoth Capital Ltd.	14,899	412,550
	Libra Insurance Co. Ltd.	61,329	404,779
	M Yochananof & Sons Ltd.	12,972	1,502,785
*	Malam - Team Ltd.	3,450	98,566
	Matrix IT Ltd.	825	25,231
	Matrix IT Ltd. MTRX IT	48,257	1,481,673
	Max Stock Ltd.	287,526	2,863,686
*	Maytronics Ltd.	55,776	58,005
	Mediterranean Towers Ltd.	379,849	2,186,483
	Mega Or Holdings Ltd.	10,017	2,049,000
	Meitav Investment House Ltd.	177,965	8,142,342

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	MENIF - Financial Services Ltd.	10,114	$96,065
*	Meshek Energy Renewable Energies Ltd.	83,667	363,804
	Meshulam Levinstein Contracting & Engineering Ltd.	1,986	354,453
#	Mivtach Shamir Holdings Ltd.	31,365	4,721,072
	Nawi Group Ltd.	73,059	1,262,381
*	Nayax Ltd.	1,200	83,687
	Neto Malinda Trading Ltd.	31,255	1,799,819
*	Neto ME Holdings Ltd.	6,915	643,057
	Oil Refineries Ltd.	9,143,494	4,674,977
#	One Software Technologies Ltd.	84,006	1,833,851
*	OY Nofar Energy Ltd.	2,634	165,980
#	Palram Industries 1990 Ltd.	11,715	203,123
	Paz Retail & Energy Ltd.	2,681	741,996
*	Perion Network Ltd.	66,624	682,945
	Plasson Industries Ltd.	20,159	1,095,673
*	Prashkovsky Investments & Construction Ltd.	29,922	1,603,288
*	Priortech Ltd.	11,233	1,203,305
	Qualitau Ltd.	12,473	2,354,158
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	47,534	5,873,939
*	Rani Zim Shopping Centers Ltd.	26,927	46,566
#	Retailors Ltd.	23,090	281,200
#	Scope Metals Group Ltd.	45,767	3,487,536
#*	Shikun & Binui Soltec Renewable Energy	438,782	581,320
	Summit Real Estate Holdings Ltd.	215,637	4,037,969
	Suny Cellular Communication Ltd.	187,376	93,035
#	Tadiran Group Ltd.	14,575	961,764
Ω	Tamar Petroleum Ltd.	95,059	989,229
*	TAT Technologies Ltd.	5,287	196,244
	Telsys Ltd.	3,541	379,832
*	Tera Light Ltd.	24,211	155,295
		Shares	Value»
ISRAEL — (Continued)
	Tiv Taam Holdings 1 Ltd.	142,292	$667,840
*	Veridis Environment Ltd.	21,250	319,572
	Victory Supermarket Chain Ltd.	5,034	97,407
	Villar International Ltd.	256	16,057
#	YD More Investments Ltd.	124,392	1,709,278
TOTAL ISRAEL			152,315,392
ITALY — (8.4%)
	A2A SpA	8,218,896	23,405,202
#*	Abitare In SpA	1,909	6,001
	ACEA SpA	245,241	6,434,807
#	Aeroporto Guglielmo Marconi Di Bologna SpA	6,180	66,790
#	Amplifon SpA	168,812	1,869,971
*	Aquafil SpA	13,759	23,192
	Ariston Holding NV	65,816	303,868
	Arnoldo Mondadori Editore SpA	992,688	2,401,240
	Ascopiave SpA	432,784	1,769,630
#	Avio SpA	139,308	5,174,594
#	Azimut Holding SpA	552,386	23,457,033
#	Banca Generali SpA	331,041	21,713,401
	Banca IFIS SpA	172,132	4,689,489
#	Banca Profilo SpA	825,217	180,115
*Ω	Banca Sistema SpA	289,563	560,737
	Banco di Desio e della Brianza SpA	244,337	2,649,977
#*Ω	BFF Bank SpA	6,924	16,851
#	Biesse SpA	15,436	107,069
	Brembo NV	564,136	5,316,118
#	Brunello Cucinelli SpA	190,261	18,566,111
#	Buzzi SpA	441,099	24,151,855
*	Cairo Communication SpA	349,136	1,025,726
	Cembre SpA	12,101	1,108,075
	Cementir Holding NV	344,436	6,161,983
*	CIR SpA-Compagnie Industriali	2,713,555	2,130,221
	Comer Industries SpA	384	20,816
	Credito Emiliano SpA	494,654	8,766,207
	d'Amico International Shipping SA	252,474	2,368,724
#	Danieli & C Officine Meccaniche SpA (DAN IM)	89,250	6,990,031

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA (DANR IM)	148,854	$8,376,570
	Datalogic SpA	51,501	330,782
#	Davide Campari-Milano NV	1,839,293	13,646,747
	De' Longhi SpA	195,461	7,600,750
#	DiaSorin SpA	15,394	1,050,258
#*	Digital Bros SpA	8,749	100,748
#	Digital Value SpA	1,321	45,116
*Ω	doValue SpA	227,805	562,789
	Emak SpA	221,657	235,025
Ω	Enav SpA	812,628	4,757,032
	Equita Group SpA	60,760	422,625
#	ERG SpA	202,488	5,472,359
	Esprinet SpA	164,535	1,107,605
#	Ferretti SpA	290,215	1,355,235
	Fiera Milano SpA	48,067	419,876
#	Fila SpA	60,489	660,453
*	Fincantieri SpA	335,754	4,721,901
#*††	Finmatica SpA	5,960	0
	FNM SpA	940,435	560,066
	Garofalo Health Care SpA	8,353	50,280
	Gefran SpA	35,925	493,554
#*	Geox SpA	150,451	49,465
#	GPI SpA	24,149	457,098
#*Ω	GVS SpA	84,744	421,856
	Hera SpA	4,283,801	20,215,161
#	IMMSI SpA	997,787	577,923
	Industrie De Nora SpA	34,656	252,229
#Ω	Infrastrutture Wireless Italiane SpA	782,547	6,637,824
#	Intercos SpA	127,719	1,821,915
	Interpump Group SpA	224,055	9,445,722
	Iren SpA	3,483,285	10,659,054
#	Italgas SpA	2,853,412	34,468,686
#	Italmobiliare SpA	79,015	2,699,692
	Iveco Group NV	688,924	11,300,724
	Lottomatica Group SpA	860,523	25,300,911
	LU-VE SpA	7,620	493,486
	Maire SpA	956,295	17,684,767
#*††	Mariella Burani Fashion Group SpA	22,744	0
#	MARR SpA	76,518	775,224
	MFE-MediaForEurope NV, Class A	590,200	1,946,453
	MFE-MediaForEurope NV (MFEA IM), Class A	897,309	3,062,026
		Shares	Value»
ITALY — (Continued)
#	MFE-MediaForEurope NV (MFEB IM), Class B	316,964	$1,375,903
#	Moltiply Group SpA	126,668	5,069,770
#*	NewPrinces SpA	34,769	688,679
#Ω	Nexi SpA	1,485,160	7,079,132
	Orsero SpA	44,592	852,282
Ω	OVS SpA	1,174,566	6,990,040
	Pharmanutra SpA	9,710	899,559
*Ω	Philogen SpA	4,854	123,670
#	Piaggio & C SpA	794,675	1,501,698
Ω	Pirelli & C SpA	1,699,980	11,692,818
Ω	RAI Way SpA	505,631	3,635,743
	Recordati Industria Chimica e Farmaceutica SpA	325,937	19,030,704
#	Reply SpA	123,280	13,668,580
#*	Revo Insurance SpA	6,386	191,116
	Rizzoli Corriere Della Sera Mediagroup SpA	837,029	949,332
	Sabaf SpA	45,347	725,865
*	Safilo Group SpA	634,902	1,194,033
#	Saipem SpA	6,407,732	34,717,431
#*	Salvatore Ferragamo SpA	161,260	1,406,044
#	Sanlorenzo SpA	42,692	1,668,891
#*	Seco SpA	21,231	71,605
#*	Seri Industrial SpA	3,574	9,601
#	Sesa SpA	52,658	5,331,747
	Sogefi SpA	312,879	754,503
	SOL SpA	219,864	14,870,399
	Tamburi Investment Partners SpA	790,266	7,821,484
Ω	Technogym SpA	756,838	17,831,009
*	Telecom Italia SpA (TIT IM)	50,912,418	40,179,044
*	Telecom Italia SpA (TITR IM)	7,309,122	6,748,819
*	Tesmec SpA	225,748	37,981
#*	TREVI - Finanziaria Industriale SpA	405,238	147,579
#	TXT e-solutions SpA	6,868	264,616
	Unipol Assicurazioni SpA	229,736	6,002,680
#	Webuild SpA	2,477,243	7,363,251
#	Wiit SpA	29,432	1,048,048
#	Zignago Vetro SpA	66,309	548,613
TOTAL ITALY			594,168,090
NETHERLANDS — (4.8%)
#	Aalberts NV	623,215	23,673,797
	Acomo NV	65,591	1,995,068
#	Aegon Ltd. (AEG US)	350,780	2,886,919

The Continental Small Company Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	Aegon Ltd. (AGN NA)	2,886,119	$23,916,109
*	AFC Ajax NV	13,955	140,661
#	Akzo Nobel NV	550,572	32,316,772
	Allfunds Group PLC	1,312,909	13,436,485
	AMG Critical Materials NV	130,586	5,511,914
#	Aperam SA	191,903	10,265,206
#	Arcadis NV	455,920	19,525,943
*Ω	Basic-Fit NV	189,747	6,374,484
	BE Semiconductor Industries NV	5,911	1,729,053
#	Brunel International NV	97,045	825,699
	Corbion NV	302,641	6,763,253
Ω	CTP NV	366,243	6,923,026
#*	Fastned BV	409	13,691
*	Flow Traders Ltd.	156,049	5,009,418
	ForFarmers NV	48,668	347,720
#	Fugro NV	135,304	1,962,123
	Havas NV	82,238	1,565,321
#	IMCD NV	136,640	16,066,779
	Kendrion NV	49,348	1,058,634
	Koninklijke BAM Groep NV	1,911,457	21,025,316
	Koninklijke Heijmans NV	154,593	15,641,345
	Koninklijke Vopak NV	381,357	19,086,432
*	Magnum Ice Cream Co. NV MICC NA	1,096,260	16,034,859
#*	Magnum Ice Cream Co. NV MICC US	79,372	1,185,024
	Nedap NV	33,400	3,317,589
#*	Pharming Group NV	2,753,627	4,650,308
	PostNL NV	449,615	501,188
#	Randstad NV	376,320	11,150,886
#	SBM Offshore NV	613,536	26,247,925
#Ω	Signify NV	505,294	11,492,396
#	Sligro Food Group NV	67,181	1,027,377
	TKH Group NV	219,835	11,266,393
*	TomTom NV	52,677	289,093
	Van Lanschot Kempen NV	158,421	12,138,069
TOTAL NETHERLANDS			337,362,275
NORWAY — (1.6%)
	2020 Bulkers Ltd.	97,040	31,571
	ABG Sundal Collier Holding ASA	1,828,593	1,417,474
	AF Gruppen ASA	41,049	792,464
	Akastor ASA	547,989	922,835
*	Aker BioMarine ASA	29,940	325,648
	Aker Solutions ASA	652,584	2,973,570
	Archer Ltd.	175,649	550,791
		Shares	Value»
NORWAY — (Continued)
*	ArcticZymes Technologies ASA	15,976	$37,919
	Arendals Fossekompani ASA	2,826	57,484
	Atea ASA	360,236	6,077,446
	Austevoll Seafood ASA	185,412	1,876,722
#*	Axactor ASA	204,713	109,992
	B2 Impact ASA	1,080,438	2,785,221
	Bluenord ASA	65,648	4,178,198
	Bonheur ASA	137,587	4,004,584
#	Borregaard ASA	207,197	3,407,994
	Bouvet ASA	130,169	727,120
*	BW Energy Ltd.	92,941	584,329
	BW Offshore Ltd.	454,614	2,601,530
*	Cloudberry Clean Energy ASA	256,618	361,909
	DNO ASA	1,731,454	3,740,847
Ω	Elkem ASA	1,126,072	3,299,033
Ω	Elmera Group ASA	282,468	1,056,344
	Elopak ASA	303,310	1,170,179
*	Ensurge Micropower ASA	320,804	22,409
Ω	Entra ASA	72,957	827,436
Ω	Europris ASA	1,007,539	10,278,201
#	FLEX LNG Ltd. (FLNG NO)	118,691	3,849,169
#	FLEX LNG Ltd. (FLNG US)	2,441	79,162
#*	Grieg Seafood ASA	205,095	805,552
#*	Hexagon Composites ASA	263,466	316,248
	Himalaya Shipping Ltd. HSHP NO	39,621	543,878
	Himalaya Shipping Ltd. HSHP US	10,406	141,938
Ω	Kid ASA	89,664	1,275,981
	Kitron ASA	898,370	9,696,884
Ω	Klaveness Combination Carriers ASA	91,610	1,017,827
*	Kongsberg Automotive ASA	3,225,232	665,306
#*	LINK Mobility Group Holding ASA	704,791	1,884,441
	Magnora ASA	83,833	272,803
	Medistim ASA	15,481	379,293
	MPC Container Ships ASA	953,317	2,267,550
#Ω	Multiconsult ASA	11,115	189,780
*	Napatech AS	75,063	270,045
*	Nekkar ASA	25,733	39,887
#*	NEL ASA	1,192,338	383,372
	Norbit ASA	92,366	2,276,090

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Norconsult Norge AS	313,016	$1,333,356
*	Nordic Mining ASA	71,130	94,043
*Ω	Norske Skog ASA	100,074	507,332
*	Northern Ocean Ltd.	63,725	59,666
	Norwegian Air Shuttle ASA	842,208	1,320,372
*	NRC Group ASA	288,230	267,067
	Nykode Therapeutics ASA	442,655	154,971
	Odfjell SE, Class A	129,774	1,619,942
	Odfjell Technology Ltd.	107,420	812,089
*	OKEA ASA	32,193	136,787
Ω	Okeanis Eco Tankers Corp.	44,427	2,471,695
*	Otello Corp. ASA	160,805	327,084
	Panoro Energy ASA	332,889	1,266,151
	Paratus Energy Services Ltd.	188,802	1,052,442
	Pareto Bank ASA	102,573	740,012
	Pexip Holding ASA	268,942	1,973,527
*	PhotoCure ASA	108,261	770,619
*Ω	poLight ASA	129,487	82,835
	Public Property Invest AS	166,280	353,791
	Reach Subsea ASA	19,435	14,686
	Rogaland Sparebank	788	12,866
#*	Salmon Evolution ASA	441,807	225,908
	SATS ASA	470,293	2,101,386
*Ω	Scatec ASA	527,507	6,865,500
*	Sea1 offshore, Inc.	96,550	310,031
	SED Energy Holdings PLC	173,492	163,069
	Selvaag Bolig ASA	120,926	454,568
	Solstad Maritime ASA	291,056	899,023
	Solstad Offshore ASA	50,847	361,149
	Sparebanken More	4,408	54,824
	Stolt-Nielsen Ltd.	72,228	2,356,025
*	Thor Medical ASA	228,264	109,029
	Veidekke ASA	170,286	3,428,068
*	Vow ASA	434,072	116,809
	Zalaris ASA	3,463	36,889
*	Zaptec ASA	204,460	809,366
TOTAL NORWAY			114,237,433
PORTUGAL — (1.0%)
#	Altri SGPS SA	332,589	1,949,662
	Banco Comercial Portugues SA, Class R	20,899,869	22,339,459
	Corticeira Amorim SGPS SA	8,868	66,857
		Shares	Value»
PORTUGAL — (Continued)
	CTT-Correios de Portugal SA	429,193	$3,234,810
	Galp Energia SGPS SA	375,659	8,786,644
	Ibersol SGPS SA	77,675	1,093,448
#	Mota-Engil SGPS SA	224,824	1,275,605
#	Navigator Co. SA	1,487,163	5,847,712
	NOS SGPS SA	868,310	5,733,841
	REN - Redes Energeticas Nacionais SGPS SA	2,287,055	10,128,005
	Semapa-Sociedade de Investimento e Gestao	18,962	516,869
	Sonae SGPS SA	5,742,005	13,147,483
*	Teixeira Duarte SA	278,221	145,407
TOTAL PORTUGAL			74,265,802
SPAIN — (5.2%)
#	Acciona SA	107,816	31,383,349
	Acerinox SA	675,799	11,091,019
*††	Adveo Group International SA	84,445	0
	Alantra Partners SA	42,688	536,214
	Almirall SA	395,422	5,853,427
#*	Amper SA	7,984,073	1,741,546
#	Atresmedia Corp. de Medios de Comunicacion SA	169,392	1,030,943
#	Audax Renovables SA	252,705	429,095
	Azkoyen SA	67,253	839,503
	Bankinter SA	1,673,353	27,846,390
	CIE Automotive SA	342,627	11,679,907
	Construcciones y Auxiliar de Ferrocarriles SA	103,752	7,810,999
	Corp. ACCIONA Energias Renovables SA	123,517	3,247,364
*	Deoleo SA	179,008	66,201
*	Distribuidora Internacional de Alimentacion SA	30,238	1,396,551
	Ebro Foods SA	401,533	8,567,900
#*	eDreams ODIGEO SA	383,610	1,566,728
	Elecnor SA	194,344	8,637,789
	Enagas SA	1,020,450	20,431,075
#*	Ence Energia y Celulosa SA	596,521	1,716,618
	Faes Farma SA	1,808,882	10,315,875

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Fluidra SA	405,339	$9,485,599
Ω	Gestamp Automocion SA	693,014	2,626,500
Ω	Global Dominion Access SA	385,250	1,502,534
*	Grenergy Renovables SA	44,821	6,360,784
#	Grifols SA	741,772	7,821,290
	Grupo Empresarial San Jose SA	141,180	1,384,449
	Iberpapel Gestion SA (IBG SM)	45,155	1,053,301
#	Indra Sistemas SA	533,795	30,700,868
	Laboratorio Reig Jofre SA	7,442	24,012
	Laboratorios Farmaceuticos Rovi SA	92,151	8,613,608
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,889,715	4,036,731
	Logista Integral SA	310,609	12,134,923
	Mapfre SA	3,120,990	15,278,263
	Melia Hotels International SA	408,090	5,322,650
	Miquel y Costas & Miquel SA	185,363	3,038,273
Ω	Neinor Homes SA	99,054	1,937,974
*	Nueva Expresion Textil SA	88,660	88,045
*	Obrascon Huarte Lain SA	1,894,465	982,520
*	Oryzon Genomics SA	35,547	116,048
	Pharma Mar SA	60,597	6,833,269
	Prim SA	40,283	624,650
*	Promotora de Informaciones SA, Class A	634,514	225,866
#Ω	Prosegur Cash SA	778,516	596,182
*	Realia Business SA	1,512,200	1,839,997
#	Redeia Corp. SA	910,931	15,947,653
	Renta 4 Banco SA	442	10,098
	Sacyr SA	2,085,179	11,478,813
*	Solaria Energia y Medio Ambiente SA	271,852	7,752,268
#*Ω	Talgo SA	299,901	973,784
*	Tecnicas Reunidas SA	197,950	8,202,359
#	Tubacex SA	614,854	2,086,584
*	Tubos Reunidos SA	83,289	14,063
#Ω	Unicaja Banco SA	4,091,320	13,281,786
	Vidrala SA	135,699	12,241,502
		Shares	Value»
SPAIN — (Continued)
	Viscofan SA	273,018	$19,242,567
TOTAL SPAIN			370,048,306
SWEDEN — (5.6%)
Ω	AcadeMedia AB	491,095	5,255,243
#	AddLife AB, Class B	581,462	9,066,317
#	Addnode Group AB	383,034	1,990,915
#	AFRY AB	380,431	4,643,477
Ω	Alimak Group AB	375,399	4,446,839
#	Alleima AB	608,309	5,450,150
	Alligo AB, Class B	165,054	2,475,826
Ω	Ambea AB	367,624	5,579,560
*	Annehem Fastigheter AB, Class B	231,182	440,583
	AQ Group AB	130,190	3,108,505
#	Arjo AB, Class B	868,669	2,292,971
#	Atrium Ljungberg AB, Class B	218,605	702,729
Ω	Attendo AB	529,724	6,128,639
#	Avarda Bank AB	69,184	1,253,851
	Beijer Alma AB	296,567	9,330,955
	Bergman & Beving AB	200,531	6,825,281
	Betsson AB, Class B	541,103	5,512,402
#*	Better Collective AS	58,641	905,073
*	BHG Group AB	486,686	1,220,294
*	BICO Group AB	25,357	59,339
	Bilia AB, Class A	514,700	7,021,629
	Billerud Aktiebolag	825,531	5,674,809
	BioGaia AB, Class B	268,076	3,460,246
*	BioInvent International AB	11,140	26,455
	Bjorn Borg AB	13,009	94,763
*	Bonava AB, Class B	679,639	641,095
#*Ω	BoneSupport Holding AB	111,236	2,685,497
#*Ω	Boozt AB	177,087	2,285,796
Ω	Bravida Holding AB	938,798	9,727,489
#	Bufab AB	1,073,880	13,895,185
*	Bulten AB	48,316	241,959
	Bure Equity AB	235,356	6,850,616
	Byggmax Group AB	325,457	1,687,426
*	Carasent AB	37,276	96,526
	Catella AB	77,470	180,104
*	Cavotec Group AB	44,730	62,763
#	Cellavision AB	10,755	140,668
#	Cibus Real Estate AB publ	204,030	3,252,494
#*	Cint Group AB	74,205	46,689
	Clas Ohlson AB, Class B	229,409	9,927,609
	Cloetta AB, Class B	1,140,217	5,861,099
*	Coffee Stain Group AB, Class B	29,315	69,247

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
Ω	Coor Service Management Holding AB	418,628	$2,482,007
#	Corem Property Group AB (COREB SS), Class B	931,615	323,415
	Corem Property Group AB (CORED SS), Class D	460	11,863
	CTT Systems AB	28,290	372,006
	Dios Fastigheter AB	758,776	5,229,964
#*Ω	Dometic Group AB	957,324	3,270,708
#	Duni AB	11,884	109,463
*Ω	Dustin Group AB	360,322	65,178
#*	Dynavox Group AB	361,537	3,213,201
	Eastnine AB	505,684	2,430,509
	Elanders AB, Class B	25,129	132,304
#*	Electrolux AB, Class B	513,329	2,869,940
	Electrolux Professional AB, Class B	580,569	2,920,047
	Elekta AB, Class B	1,064,712	6,183,663
*	Eltel AB	52,783	55,932
#*	Embracer Group AB	362,913	2,502,990
*	Enea AB	39,147	339,997
#	Engcon AB	131,422	951,731
	Eolus AB, Class B	12,246	57,392
#	Ependion AB	100,183	1,380,714
	Ework Group AB	31,266	217,051
#	Fagerhult Group AB	422,772	1,019,174
#*	Fasadgruppen Group AB FG SS	30,024	65,729
*	Fastighets AB Trianon	20,413	38,686
*	Fastighetsbolaget Emilshus AB, Class B	20,735	119,208
#	FastPartner AB (FPARA SS), Class A	135,549	580,248
#	FastPartner AB (FPARD SS), Class D	35	277
#	Fenix Outdoor International AG	14,529	666,343
	G5 Entertainment AB	1,560	9,312
	Granges AB	803,061	15,156,614
*	Gruvaktiebolaget Viscaria	33,871	59,959
	Hanza AB	155,807	2,312,905
#	Heba Fastighets AB, Class B	363,054	1,004,081
	Hemnet Group AB	60,633	786,011
*	Hexatronic Group AB	227,616	943,521
		Shares	Value»
SWEDEN — (Continued)
*	HMS Networks AB	9,565	$557,466
Ω	Hoist Finance AB	292,360	4,515,174
	Hufvudstaden AB, Class A	6,528	86,939
	Humana AB	106,605	562,741
*	Humble Group AB	241,919	192,018
#	Husqvarna AB (HUSQB SS), Class B	491,163	2,366,114
#	Instalco AB	925,725	3,867,835
#*	International Petroleum Corp. (IPCO SS)	481,608	13,562,768
*	Intrum AB	17,770	68,788
#	INVISIO AB	99,988	2,896,120
	Inwido AB	449,118	6,857,050
#	JM AB	436,858	5,491,431
*	John Mattson Fastighetsforetagen AB	1,538	9,821
*	Karnell Group AB	26,893	202,231
*	Karnov Group AB	6,822	49,719
#*	K-fast Holding AB	74,466	83,907
*	Klarabo Sverige AB, Class B	22,416	34,827
#	KNOW IT AB	154,013	1,328,434
#	Lime Technologies AB	30,141	725,009
#	Lindab International AB	565,453	9,355,459
#	Logistea AB, Class B	240,446	364,852
*	Maha Capital AB	86,565	103,616
*	Medcap AB	22,514	1,169,809
	MEKO AB	87,242	642,024
#	MIPS AB	107,630	3,191,070
*	Modern Times Group MTG AB, Class B	324,924	4,419,550
#	Momentum Group AB	172,716	2,006,283
*	Morrow Bank AB	33,724	47,151
#*	NCAB Group AB	568,956	4,474,333
	NCC AB, Class B	460,238	9,969,802
#	Nederman Holding AB	44,054	559,004
*	Nelly Group AB	49,056	193,484
*	Neobo Fastigheter AB	163,294	286,450
*	Net Insight AB, Class B	1,050,857	381,684
#	New Wave Group AB, Class B	644,123	6,776,918
	Nivika Fastigheter AB, Class B	10,217	43,384
#*	Nobia AB	2,768,898	518,018
	Nolato AB, Class B	1,536,277	8,268,929
*	Norion Bank AB	302,798	1,732,804

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Note AB	85,464	$1,584,745
#	NP3 Fastigheter AB	157,465	4,444,804
#	Nyfosa AB	1,067,086	7,755,715
	OEM International AB, Class B	361,358	5,677,973
#*	Orron Energy AB	722,350	743,644
	Platzer Fastigheter Holding AB, Class B	355,785	2,662,075
	Prevas AB, Class B	11,239	101,690
*	Pricer AB, Class B	231,435	95,268
	Proact IT Group AB	206,921	2,551,178
	Ratos AB, Class B	1,178,695	4,189,096
#	RaySearch Laboratories AB	161,910	3,340,727
#	Rejlers AB	6,770	106,650
*	Rottneros AB	212,938	52,960
	Rusta AB	26,860	294,468
	Rvrc Holding AB	332,065	2,000,201
#*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	2,781,661	1,017,805
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	54,283	48,431
	Scandi Standard AB	360,822	5,856,724
Ω	Scandic Hotels Group AB	920,206	8,974,244
*	Sdiptech AB, Class B	63,414	1,553,505
*	Sedana Medical AB	46,227	51,985
*	Sensys Gatso Group AB	2,799	11,935
#*Ω	Sinch AB	2,188,686	6,944,068
#*	Sivers Semiconductors AB	68,258	284,901
	SkiStar AB	305,022	5,288,093
#*	Smartcraft Group AB	10,481	19,321
	Solid Forsakring AB	89,141	923,122
*	Stendorren Fastigheter AB	9,289	188,763
	Stenhus Fastigheter I Norden AB	21,368	26,331
*	Stillfront Group AB	293,970	166,667
#	Storskogen Group AB, Class B	5,244,337	5,182,017
	Svedbergs Group AB	28,061	166,884
*	Swedish Logistic Property AB, Class B	105,628	434,814
	Synsam AB	290,161	1,787,953
	Systemair AB	425,161	3,281,242
#Ω	Thule Group AB	24,876	621,367
#	Troax Group AB	210,818	2,434,073
		Shares	Value»
SWEDEN — (Continued)
	Truecaller AB, Class B	393,379	$517,892
#	VBG Group AB, Class B	66,090	2,416,072
*	Vestum AB	188,965	221,051
#*	Vimian Group AB	90,377	296,651
	Vitec Software Group AB, Class B	48,371	1,341,033
#	Vitrolife AB	154,927	1,764,838
#	Volati AB	51,810	467,901
TOTAL SWEDEN			394,355,149
SWITZERLAND — (17.6%)
	Accelleron Industries AG (ACLN SW)	396,725	42,505,044
#	Adecco Group AG	618,889	14,262,285
	Allreal Holding AG	110,728	30,238,780
	ALSO Holding AG	31,533	6,502,896
*	ams-OSRAM AG	137,929	2,215,368
	APG SGA SA	8,077	1,867,465
*	Arbonia AG	184,017	972,354
*	Aryzta AG	86,136	6,893,158
	Ascom Holding AG	68,990	465,116
#	Autoneum Holding AG	22,372	3,267,447
	Avolta AG	431,730	23,858,930
#	Bachem Holding AG	12,551	1,141,091
	Banque Cantonale de Geneve	101,770	4,657,134
	Banque Cantonale du Jura SA	3,848	520,544
#	Banque Cantonale Vaudoise	104,812	16,515,708
#	Barry Callebaut AG	8,352	12,518,470
*	Basilea Pharmaceutica Ag Allschwil	31,670	2,204,386
#	Belimo Holding AG	52,851	48,398,779
	Bell Food Group AG	13,638	3,252,749
#	Bellevue Group AG	23,855	230,954
#	Berner Kantonalbank AG	31,526	16,414,917
#	BKW AG	88,043	17,599,269
#	Bossard Holding AG, Class A	39,753	8,125,207
#	Bucher Industries AG	45,417	18,034,927
	Burckhardt Compression Holding AG	14,686	9,834,193
	Burkhalter Holding AG	27,531	6,536,268
#	Bystronic AG	6,305	1,572,296
#	Calida Holding AG	2,321	46,615

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Carlo Gavazzi Holding AG	2,308	$444,451
	Cembra Money Bank AG	161,550	19,747,464
#	Cham Swiss Properties AG	25,234	859,281
#*	Cicor Technologies Ltd.	14,675	2,587,332
	Cie Financiere Tradition SA, Class BR	10,201	3,838,932
	Clariant AG	652,480	6,720,167
#	Coltene Holding AG	18,021	1,076,088
#	Cosmo NV	20,432	2,149,065
	CPH Group AG	229	16,902
	Daetwyler Holding AG, Class BR	24,060	4,832,458
	DKSH Holding AG	193,753	14,790,901
#*	DocMorris AG	20,803	190,090
	dormakaba Holding AG	194,130	12,926,244
	EFG International AG	601,176	12,934,759
#	Emmi AG	14,183	14,842,736
#*	Feintool International Holding AG	18,293	218,148
	Flughafen Zurich AG	114,334	32,465,858
#	Forbo Holding AG	6,528	6,150,032
	Fundamenta Real Estate AG	7,282	167,809
Ω	Galenica AG	265,647	28,301,881
#	Georg Fischer AG	482,759	26,407,429
#*	Gurit Holding AG, Class BR	14,679	694,698
	Helvetia Baloise Holding AG	183,715	50,371,718
#	Hiag Immobilien Holding AG	30,400	5,307,438
	Huber & Suhner AG	103,518	30,064,633
	Hypothekarbank Lenzburg AG	6	31,904
	Implenia AG	88,228	6,963,072
	Inficon Holding AG	126,120	23,344,855
	Interroll Holding AG	4,298	9,002,700
	Intershop Holding AG	53,477	11,608,101
	Investis Holding SA	7,331	1,491,865
	Jungfraubahn Holding AG	20,143	7,042,972
	Kardex Holding AG	44,989	16,074,006
#*	Komax Holding AG	13,024	902,685
#*	Kudelski SA, Class BR	67,769	108,574
	Landis & Gyr Group AG	94,723	6,362,802
#*	LEM Holding SA	3,234	1,262,861
		Shares	Value»
SWITZERLAND — (Continued)
	Liechtensteinische Landesbank AG	65,937	$8,108,565
#	Logitech International SA (LOGI US)	90,393	8,974,217
	Logitech International SA (LOGN SW)	197,878	19,533,028
	Luzerner Kantonalbank AG	113,127	14,917,602
Ω	Medacta Group SA	16,951	3,075,680
Ω	Medmix AG	43,883	468,073
#	Meier Tobler Group AG	45,826	1,984,039
#	Metall Zug AG, Class B	876	813,843
	Mikron Holding AG	14,143	295,263
	Mobilezone Holding AG	271,535	5,054,901
	Mobimo Holding AG	61,314	29,274,546
*Ω	Montana Aerospace AG	79,403	2,087,728
	Naturenergie Holding AG	84,245	3,613,361
	Novavest Real Estate AG	1,614	90,040
	OC Oerlikon Corp. AG Pfaeffikon	395,880	1,731,751
	Orell Fuessli AG	5,028	1,062,867
#*	Orior AG	10,351	172,371
	Phoenix Mecano AG	4,038	2,190,769
	Plazza AG, Class A	7,288	4,161,501
*Ω	PolyPeptide Group AG	29,296	1,434,075
	PSP Swiss Property AG	294,218	58,805,625
#*	Rieter Holding AG	99,138	413,343
	Romande Energie Holding SA	68,991	4,569,741
#	Schweiter Technologies AG	4,068	1,441,483
	Schweizerische Nationalbank	23	101,624
*Ω	Sensirion Holding AG	6,415	555,439
	SFS Group AG	110,663	16,860,014
#	Siegfried Holding AG	301,110	30,369,254
*	SIG Group AG	986,264	15,981,721
#*	Softwareone Holding AG SWON NO	240,261	2,114,609
#	Softwareone Holding AG SWON SW	401,080	3,549,225
	Sonova Holding AG	88,487	19,397,066
	St. Galler Kantonalbank AG	16,805	13,827,260
#	Stadler Rail AG	158,651	4,634,841

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	StarragTornos Group AG	225	$9,478
	Sulzer AG	127,241	24,220,118
#	Sunrise Communications AG, Class A	173,590	10,355,541
#	Swatch Group AG (UHR SW), Class BR	93,168	21,626,946
#	Swatch Group AG (UHRN SW)	100,477	4,669,719
	Swiss Prime Site AG	321,557	55,724,347
	Swissquote Group Holding SA	72,853	36,870,086
#	Tecan Group AG	18,989	2,873,044
#	Temenos AG	281,663	26,713,901
	Thurgauer Kantonalbank	2,788	678,954
	TX Group AG	18,706	2,971,255
#	Valiant Holding AG	97,848	22,731,541
Ω	VAT Group AG	28,962	21,757,713
	Vaudoise Assurances Holding SA	6,782	7,095,771
#	Vetropack Holding AG	62,630	1,624,817
	Vontobel Holding AG	191,371	16,233,394
	VP Bank AG, Class A	17,991	1,983,869
	VZ Holding AG	81,039	15,810,289
#	V-ZUG Holding AG	9,063	461,727
	Walliser Kantonalbank	19,673	3,877,508
	Warteck Invest AG	139	364,577
#	Ypsomed Holding AG	17,535	6,126,181
	Zehnder Group AG	66,152	5,587,482
	Zug Estates Holding AG, Class B	1,242	3,782,032
	Zuger Kantonalbank, Class BR	711	10,560,327
TOTAL SWITZERLAND			1,249,331,343
TOTAL COMMON STOCKS			6,456,798,666
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Draegerwerk AG & Co. KGaA, 2.263%	47,625	5,032,871
	Shares	Value»

GERMANY — (Continued)
Einhell Germany AG, 1.976%	1,790	$160,631
FUCHS SE, 2.913%	425,341	20,036,247
Jungheinrich AG, 3.118%	292,088	8,800,258
Porsche Automobil Holding SE, 6.171%	568,597	20,689,048
Sixt SE, 4.610%	101,360	6,967,046
STO SE & Co. KGaA, 3.245%	14,183	1,711,637
Villeroy & Boch AG, 5.187%	41,086	845,267
TOTAL GERMANY		64,243,005
RIGHTS/WARRANTS — (0.0%)
ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/2030	116,038	0
SPAIN — (0.0%)
* Deoleo SA Rights 05/27/2026	179,008	0
TOTAL RIGHTS/WARRANTS		0
TOTAL INVESTMENT SECURITIES (Cost $3,901,981,957)		6,521,041,671

			Value†
SECURITIES LENDING COLLATERAL — (8.2%)
@§	The DFA Short Term Investment Fund	50,355,519	582,361,578
TOTAL INVESTMENTS — (100.0%)
(Cost $4,484,425,366)			$7,103,403,249

The Continental Small Company Series
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $442,931,952 or 6.7% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$270,127,935	—	$270,127,935
Belgium	—	241,562,210	—	241,562,210
Denmark	—	391,571,189	—	391,571,189
Finland	$295	384,364,912	—	384,365,207
France	—	853,432,507	—	853,432,507
Germany	4,040,275	961,975,953	—	966,016,228
Ireland	—	63,639,600	—	63,639,600
Israel	695,552	151,619,840	—	152,315,392
Italy	1,946,453	592,221,637	—	594,168,090
Netherlands	4,071,943	333,290,332	—	337,362,275
Norway	221,100	114,016,333	—	114,237,433
Portugal	—	74,265,802	—	74,265,802
Spain	—	370,048,306	—	370,048,306
Sweden	19,321	394,335,828	—	394,355,149
Switzerland	8,974,217	1,240,357,126	—	1,249,331,343
Preferred Stocks
Germany	—	64,243,005	—	64,243,005
Rights/Warrants
Italy	—	—	—	—
Spain	—	—	—	—
Securities Lending Collateral	—	582,361,578	—	582,361,578
Total Investments in Securities	$19,969,156	$7,083,434,093	—˂˃	$7,103,403,249

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

The Canadian Small Company Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.9%)
COMMUNICATION SERVICES — (1.3%)
#*	Cineplex, Inc.	28,705	$240,274
	Cogeco Communications, Inc.	83,224	3,856,236
	Cogeco, Inc.	31,967	1,485,682
	Quebecor, Inc., Class B	588,740	24,783,122
	TELUS Corp.	184,400	2,309,157
	Yellow Pages Ltd.	60,945	603,012
TOTAL COMMUNICATION SERVICES			33,277,483
CONSUMER DISCRETIONARY — (5.7%)
	A&W Food Services of Canada, Inc.	1,900	51,712
*	Aritzia, Inc.	450,762	47,576,654
#*	AutoCanada, Inc.	96,759	1,642,627
»	BMTC Group, Inc.	20,581	195,757
	BRP, Inc. (DOO CN)	4,600	257,405
	BRP, Inc. (DOOO US)	117,292	6,562,487
*	Canada Goose Holdings, Inc. (GOOS CN)	28,000	318,887
#*	Canada Goose Holdings, Inc. (GOOS US)	212,033	2,412,936
#	Canadian Tire Corp. Ltd., Class A	215,890	30,024,500
*	D-BOX Technologies, Inc.	322,000	194,383
*	Dorel Industries, Inc., Class B	16,577	20,258
	Exco Technologies Ltd.	72,524	394,027
	Gamehost, Inc.	75,333	742,599
#	Gildan Activewear, Inc. (GIL CN)	88,212	5,474,489
#	Gildan Activewear, Inc. (GIL US)	328,069	20,336,997
*	GoldMoney, Inc.	18,995	226,818
#	Leon's Furniture Ltd.	129,679	2,506,036
	Linamar Corp.	227,439	15,218,413
	Martinrea International, Inc.	107,119	791,751
#	MTY Food Group, Inc.	96,347	2,879,012
#	Pet Valu Holdings Ltd.	257,946	4,039,100
#	Pizza Pizza Royalty Corp.	143,346	1,646,260
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Pollard Banknote Ltd.	26,129	$343,167
Ω	Spin Master Corp.	79,224	1,203,801
TOTAL CONSUMER DISCRETIONARY			145,060,076
CONSUMER STAPLES — (2.5%)
	Andrew Peller Ltd., Class A	36,838	152,141
	Canada Packers, Inc.	88,417	1,197,683
	Corby Spirit & Wine Ltd.	36,667	396,809
	Empire Co. Ltd., Class A	387,565	13,267,400
	High Liner Foods, Inc.	93,008	941,480
Ω	Jamieson Wellness, Inc.	226,915	5,648,026
#	KP Tissue, Inc.	39,800	333,437
	Lassonde Industries, Inc., Class A	17,100	2,813,849
	Maple Leaf Foods, Inc.	445,215	9,406,759
	North West Co., Inc.	262,027	9,814,800
	Premium Brands Holdings Corp.	249,491	15,658,047
	Rogers Sugar, Inc.	604,440	2,923,525
	Saputo, Inc.	29,604	896,391
*	SunOpta, Inc. (SOY CN)	63,405	412,166
TOTAL CONSUMER STAPLES			63,862,513
ENERGY — (18.9%)
#*	Advantage Energy Ltd.	1,207,423	9,182,228
	ARC Resources Ltd.	706,433	16,756,559
#*	Athabasca Oil Corp.	2,931,609	25,812,231
	Baytex Energy Corp.	3,319,538	16,837,794
	Birchcliff Energy Ltd.	1,704,566	8,068,877
#*	Bonterra Energy Corp.	33,162	175,777
*	Calfrac Well Services Ltd.	13,937	54,892
*	Canacol Energy Ltd.	121,631	0
	Cardinal Energy Ltd.	772,119	7,054,141
#*	Cavvy Energy Ltd.	23,000	23,028
	CES Energy Solutions Corp.	1,451,076	20,660,220
	Enerflex Ltd. (EFX CN)	501,298	13,451,844

The Canadian Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
	Enerflex Ltd. (EFXT US)	86,038	$2,307,539
*	Ensign Energy Services, Inc.	500,778	1,411,992
#	Freehold Royalties Ltd.	774,829	10,261,842
	Frontera Energy Corp.	178,762	1,933,238
	Gibson Energy, Inc.	849,068	18,595,924
*	Gran Tierra Energy, Inc. (GTE CN)	1,624	15,078
*	Greenfire Resources Ltd.	27,195	183,022
	Headwater Exploration, Inc.	1,275,210	12,598,607
	InPlay Oil Corp.	22,661	295,124
*	IsoEnergy Ltd.	5,405	64,780
*	Journey Energy, Inc.	15,800	67,115
*	Kelt Exploration Ltd.	959,125	7,096,261
#	Keyera Corp.	641,855	24,798,138
*	Kolibri Global Energy, Inc.	5,600	32,198
*	Laramide Resources Ltd.	37,000	20,702
*††	Lightstream Resources Ltd.	687,816	0
#*	Mattr Corp.	169,977	1,192,536
*	Mega Uranium Ltd.	39,600	21,282
	Meren Energy, Inc.	84,571	155,028
	North American Construction Group Ltd. (NOA CN)	121,746	1,788,972
	North American Construction Group Ltd. (NOA US)	29,952	439,396
#*	Obsidian Energy Ltd. (OBE CN)	5,660	80,753
#*	Obsidian Energy Ltd. (OBE US)	323,765	4,623,364
#	Paramount Resources Ltd., Class A	393,080	8,895,561
	Parex Resources, Inc.	639,121	13,466,075
	Pason Systems, Inc.	322,772	3,319,560
#	Peyto Exploration & Development Corp.	1,128,933	21,617,070
	PHX Energy Services Corp.	136,923	1,240,860
	Pine Cliff Energy Ltd.	108,200	50,979
#	PrairieSky Royalty Ltd.	1,144,791	28,915,802
*	Precision Drilling Corp. (PD CN)	28,093	2,620,354
*	Precision Drilling Corp. (PDS US)	36,231	3,381,439
#*	Questerre Energy Corp., Class A	794,460	193,008
		Shares	Value»
ENERGY — (Continued)
*	Saturn Oil & Gas, Inc.	63,600	$315,577
#	Secure Waste Infrastructure Corp.	1,811,433	30,871,771
#*	Source Energy Services Ltd.	2,400	31,503
	South Bow Corp. SOBO CN	111,261	3,808,765
	South Bow Corp. SOBO US	652,767	22,350,742
*	Spartan Delta Corp.	390,411	4,009,448
	Strathcona Resources Ltd.	118,847	3,734,229
#	Sunococorp LLC	199,344	13,292,253
#	Surge Energy, Inc.	407,103	3,000,035
	Tamarack Valley Energy Ltd.	2,856,995	26,795,830
#	TerraVest Industries, Inc.	68,484	6,985,786
#*	Tidewater Midstream & Infrastructure Ltd.	40,146	418,203
#	Topaz Energy Corp.	591,025	13,723,215
	Total Energy Services, Inc.	249,286	4,316,423
	Trican Well Service Ltd.	1,249,399	6,631,699
*	Valeura Energy, Inc.	101,328	1,001,083
#	Vermilion Energy, Inc. (VET CN)	274,125	3,701,147
	Vermilion Energy, Inc. (VET US)	455,591	6,136,811
	Whitecap Resources, Inc. WCP CN	2,096,325	24,738,900
	Whitecap Resources, Inc. WCPRF US	1,192,209	14,103,835
*	Yangarra Resources Ltd.	46,903	49,722
TOTAL ENERGY			479,778,167
FINANCIALS — (5.6%)
	AGF Management Ltd., Class B	367,701	4,385,288
	Alaris Equity Partners Income	30,816	511,123
	Canaccord Genuity Group, Inc.	432,506	3,773,104
*††	Chesswood Group Ltd.	27,283	3,415
	Clairvest Group, Inc.	1,900	103,228
	Definity Financial Corp.	387,904	19,775,722
	E-L Financial Corp. Ltd.	740,300	9,292,241
#	EQB, Inc.	165,215	14,994,446

The Canadian Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
#	Fiera Capital Corp.	144,294	$611,870
	Firm Capital Mortgage Investment Corp.	189,321	1,719,896
#	goeasy Ltd.	39,859	997,979
	iA Financial Corp., Inc.	59,683	7,681,218
	IGM Financial, Inc.	175,073	9,760,576
	Laurentian Bank of Canada	30,086	891,937
	Onex Corp.	285,736	24,075,154
#	Propel Holdings, Inc.	26,500	426,856
	Sprott, Inc. (SII CN)	122,217	15,962,348
#	Timbercreek Financial Corp.	55,830	278,256
	TMX Group Ltd.	450,319	18,366,159
*	Trisura Group Ltd. (TSU CN)	249,797	8,091,485
	VersaBank (VBNK CN)	3,400	60,749
TOTAL FINANCIALS			141,763,050
HEALTH CARE — (1.5%)
#*	Bausch Health Cos., Inc. (BHC US)	1,387,468	7,936,317
#*	Cronos Group, Inc. (CRON CN)	150,212	400,315
*	Cronos Group, Inc. (CRON US)	752,870	2,010,163
#	Extendicare, Inc.	420,755	9,286,439
*	HLS Therapeutics, Inc.	4,504	15,419
*	Knight Therapeutics, Inc.	480,800	2,654,691
*	Medexus Pharmaceuticals, Inc.	4,600	13,410
	Medical Facilities Corp.	139,329	1,761,165
*	Organigram Global, Inc.	56,549	79,514
*	Profound Medical Corp.	4,590	30,753
#	Sienna Senior Living, Inc.	578,767	9,970,293
*	TerrAscend Corp.	39,000	29,860
*	Viemed Healthcare, Inc.	93,487	931,131
*	Vitalhub Corp.	21,988	129,822
#*	Well Health Technologies Corp.	1,231,663	3,917,094
††	Zenith Capital Corp.	111,820	14,818
TOTAL HEALTH CARE			39,181,204
		Shares	Value»
INDUSTRIALS — (13.4%)
	ADENTRA, Inc.	65,788	$1,652,025
	Aecon Group, Inc.	354,709	13,046,167
#	AG Growth International, Inc.	13,483	192,565
#*	Air Canada	722,766	9,923,500
	Algoma Central Corp.	53,600	871,269
#*	ATS Corp. (ATS CN)	428,384	13,898,394
*	ATS Corp. (ATS US)	11,767	381,839
	Badger Infrastructure Solutions Ltd.	180,224	8,716,985
#*	Ballard Power Systems, Inc. (BLDP US)	941,745	3,201,933
#	Bird Construction, Inc.	315,414	11,631,087
	Black Diamond Group Ltd.	293,060	3,656,912
*	Bombardier, Inc. (BBD/A CN), Class A	7,000	1,491,368
*	Bombardier, Inc. (BBD/B CN), Class B	98,710	20,975,194
	Boyd Group, Inc.	121,562	15,026,669
*	CAE, Inc. (CAE CN)	58,387	1,525,924
*	CAE, Inc. (CAE US)	591,095	15,433,490
	Calian Group Ltd.	54,137	2,817,348
	Dexterra Group, Inc.	159,643	1,378,592
	Doman Building Materials Group Ltd.	389,975	2,957,075
#*	Electrovaya, Inc.	769	7,121
#	Element Fleet Management Corp.	586,978	14,013,838
#	Exchange Income Corp.	121,007	8,912,836
#	Finning International, Inc.	746,988	54,706,347
#	Hammond Power Solutions, Inc.	37,225	7,924,580
	K-Bro Linen, Inc.	44,578	1,244,121
*»	Lion Electric Co. (LEV CN)	67,500	2,565
	Magellan Aerospace Corp.	88,957	1,641,155
*	MDA Space Ltd.	590,751	18,065,886
	Mullen Group Ltd.	496,671	7,517,618
*	NFI Group, Inc.	304,523	4,878,286
#	Richelieu Hardware Ltd.	305,993	8,947,651
#	Russel Metals, Inc.	324,650	12,636,099
	Savaria Corp.	289,384	6,365,660
	Stantec, Inc. (STN CN)	13,138	1,199,912
	Stantec, Inc. (STN US)	42,698	3,898,327

The Canadian Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	TFI International, Inc. (TFII US)	106,066	$15,186,530
	Toromont Industries Ltd.	229,056	35,617,630
#*	Transat AT, Inc.	19,900	37,504
	Wajax Corp.	119,045	2,963,965
#	Westshore Terminals Investment Corp.	162,204	4,242,727
TOTAL INDUSTRIALS			338,788,694
INFORMATION TECHNOLOGY — (6.1%)
#*	BlackBerry Ltd. BB CN	211,236	1,142,993
#*	BlackBerry Ltd. BB US	2,353,438	12,708,565
*	Celestica, Inc. (CLS CN)	203,357	83,489,625
	Computer Modelling Group Ltd.	167,940	501,959
*	Coveo Solutions, Inc.	20,907	68,184
#*	Descartes Systems Group, Inc. (DSG CN)	28,800	2,078,027
*	Descartes Systems Group, Inc. (DSGX US)	138,384	9,978,870
#*	Docebo, Inc.	7,890	150,847
#	Dye & Durham Ltd.	140,244	361,361
#	Enghouse Systems Ltd.	201,318	2,512,121
	Evertz Technologies Ltd.	61,951	729,721
*	Firan Technology Group Corp.	25,900	380,392
*	Haivision Systems, Inc.	15,951	77,621
*	Keel Infrastructure Corp. KEEL CN	581,933	1,760,772
#*	Keel Infrastructure Corp. KEEL US	2,618,091	7,932,816
*	Kinaxis, Inc.	22,281	2,301,996
*	Lightspeed Commerce, Inc. (LSPD CN)	37,467	347,267
#*	Lightspeed Commerce, Inc. (LSPD US)	601,425	5,563,181
#	Open Text Corp. (OTEX CN)	59,231	1,342,601
#	Open Text Corp. (OTEX US)	936,662	21,224,761
#*	Quarterhill, Inc.	841,258	910,405
	TECSYS, Inc.	1,806	47,704
	Vecima Networks, Inc.	6,059	56,649
TOTAL INFORMATION TECHNOLOGY			155,668,438
		Shares	Value»
MATERIALS — (28.2%)
*	5N Plus, Inc.	606,994	$14,643,644
#	Acadian Timber Corp.	66,067	836,568
*	Aclara Resources, Inc.	10,600	37,925
	ADF Group, Inc.	19,985	150,364
#*	Aimia, Inc.	349,697	700,244
#	AirBoss of America Corp.	87,997	450,237
	Algoma Steel Group, Inc. (ASTL US)	104,636	488,650
*	Allied Gold Corp.	12,196	366,694
	Altius Minerals Corp.	243,393	8,828,338
	Amerigo Resources Ltd.	291,587	1,232,164
*	Andean Precious Metals Corp.	8,585	39,501
#*	Avino Silver & Gold Mines Ltd. (ASM US)	310,219	1,997,810
	B2Gold Corp. (BTG US)	5,234,539	23,555,425
	B2Gold Corp. (BTO CN)	1,376,372	6,221,464
#*	Canfor Corp.	469,375	4,181,130
*	Capstone Copper Corp.	3,319,114	27,660,301
	Cascades, Inc.	637,040	5,046,233
	Centerra Gold, Inc.	1,209,372	21,047,270
	China Gold International Resources Corp. Ltd. (CGG CN)	645,529	13,867,218
*	Coeur Mining, Inc. CDE CN	1,526,902	27,427,694
	DPM Metals, Inc.	1,053,116	35,361,005
	Dynacor Group, Inc.	23,136	98,958
	Eldorado Gold Corp. (EGO US)	469,393	14,593,428
	Eldorado Gold Corp. (ELD CN)	670,448	20,715,349
*	Eloro Resources Ltd.	131,618	177,319
	Endeavour Mining PLC	135,364	7,794,878
#*	Endeavour Silver Corp.	1,449,343	13,377,436
	Equinox Gold Corp. (EQX CN)	148,201	2,070,792
#	Equinox Gold Corp. (EQX US)	1,235,504	17,247,636
*	ERO Copper Corp. (ERO CN)	356,937	9,225,942
*	ERO Copper Corp. (ERO US)	152,066	3,930,906
#	First Majestic Silver Corp. (AG US)	901,191	17,762,475

The Canadian Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	First Majestic Silver Corp. (FR CN)	626,941	$12,350,976
*	First Mining Gold Corp.	935,905	296,271
*	Foraco International SA	373,741	866,702
#*	Fortuna Mining Corp. (FSM US)	1,113,846	10,748,614
*	Fortuna Mining Corp. (FVI CN)	858,461	8,279,038
*	Freegold Ventures Ltd.	280,450	235,369
*	Galiano Gold, Inc. GAU CN	319,459	743,174
*	Galiano Gold, Inc. GAU US	284,675	660,446
*	Global Atomic Corp.	443,500	257,934
*	Globex Mining Enterprises, Inc.	6,100	10,149
*	GoGold Resources, Inc.	619,828	1,195,531
*	GoldMining, Inc.	27,863	32,204
*	Highlander Silver Corp.	3,000	17,602
	Hudbay Minerals, Inc. (HBM CN)	1,347,989	31,180,329
	Hudbay Minerals, Inc. (HBM US)	977,377	22,587,182
*	IAMGOLD Corp. (IAG US)	870,738	14,689,350
*	IAMGOLD Corp. (IMG CN)	2,152,996	36,233,289
*	Imperial Metals Corp.	218,177	1,084,179
*	Interfor Corp.	249,588	1,795,174
*	K92 Mining, Inc.	954,233	17,534,255
#	Labrador Iron Ore Royalty Corp.	386,690	8,081,959
#*	Lithium Americas Corp.	839,911	4,812,690
#*	Lucara Diamond Corp.	1,577,773	278,769
	Lundin Gold, Inc.	462,510	31,083,696
*	Major Drilling Group International, Inc.	546,298	6,302,124
	Methanex Corp. (MEOH US)	145,713	9,550,030
#	Methanex Corp. (MX CN)	193,398	12,654,481
	Neo Performance Materials, Inc.	132,578	2,469,337
	OceanaGold Corp.	1,317,609	40,798,494
	OR Royalties, Inc. (OR CN)	291,656	10,742,113
	OR Royalties, Inc. (OR US)	223,751	8,258,649
		Shares	Value»
MATERIALS — (Continued)
*††	Orbite Technologies, Inc.	73,500	$0
*	Orezone Gold Corp.	986,628	1,474,476
*	Orvana Minerals Corp.	14,629	18,308
*	PMET Resources, Inc.	19,200	84,385
#*	Seabridge Gold, Inc. (SA US)	310,104	8,667,407
#*	Seabridge Gold, Inc. (SEA CN)	76,784	2,142,954
*	SSR Mining, Inc. (SSRM CN)	883,516	25,444,943
*	SSR Mining, Inc. (SSRM US)	140,822	4,057,082
	Stella-Jones, Inc.	317,270	19,633,906
	Torex Gold Resources, Inc.	466,858	19,226,294
	Transcontinental, Inc., Class A	299,256	1,169,838
*††	Trevali Mining Corp.	255,929	0
#	Triple Flag Precious Metals Corp. (TFPM CN)	17,464	557,467
	Triple Flag Precious Metals Corp. (TFPM US)	245,983	7,849,320
*††	Victoria Gold Corp./Vancouver	2,100	139
#*	Vizsla Silver Corp.	95,519	324,175
#*	Wesdome Gold Mines Ltd.	900,517	16,003,593
	West Fraser Timber Co. Ltd. (WFG CN)	21,339	1,351,017
#	West Fraser Timber Co. Ltd. (WFG US)	87,891	5,564,379
*	Western Copper & Gold Corp.	27,900	77,640
*	Western Forest Products, Inc.	7,350	80,032
	Winpak Ltd.	178,334	5,272,495
TOTAL MATERIALS			715,964,958
REAL ESTATE — (1.3%)
#	Altus Group Ltd.	204,978	6,814,743
	Colliers International Group, Inc. (CIGI CN)	19,439	2,032,126
	Colliers International Group, Inc. (CIGI US)	6,366	665,756
	DREAM Unlimited Corp., Class A	207,598	2,827,374
	FirstService Corp. (FSV CN)	14,422	1,932,454

The Canadian Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	FirstService Corp. (FSV US)	55,263	$7,394,742
	Information Services Corp.	45,405	1,521,912
	Mainstreet Equity Corp.	31,049	4,150,762
	Melcor Developments Ltd.	43,540	594,274
	Morguard Corp.	19,300	1,712,114
*	Real Matters, Inc.	18,806	79,607
#	StorageVault Canada, Inc.	977,654	3,166,840
TOTAL REAL ESTATE			32,892,704
UTILITIES — (7.4%)
	Algonquin Power & Utilities Corp. (AQN CN)	524,908	3,292,389
	Algonquin Power & Utilities Corp. (AQN US)	3,383,655	21,249,353
	AltaGas Ltd.	394,642	14,790,904
	Atco Ltd., Class I	390,646	19,587,661
#	Boralex, Inc., Class A	431,749	11,684,097
#	Brookfield Infrastructure Corp. BIPC CN, Class A	11,033	408,167
	Brookfield Infrastructure Corp. BIPC US, Class A	448,733	16,603,121
#	Canadian Utilities Ltd., Class A	496,283	17,716,172
		Shares	Value»
UTILITIES — (Continued)
#	Capital Power Corp.	711,074	$34,021,202
*	Maxim Power Corp.	19,290	62,343
	Northland Power, Inc.	1,379,059	23,716,139
	Polaris Renewable Energy, Inc.	73,952	697,953
#	Superior Plus Corp.	1,157,680	6,392,020
	TransAlta Corp.	1,368,099	17,051,508
TOTAL UTILITIES			187,273,029
TOTAL COMMON STOCKS			2,333,510,316
PREFERRED STOCKS — (0.0%)
ENERGY — (0.0%)
#	Questerre Energy Corp.	794,460	5,849
TOTAL PREFERRED STOCKS			5,849
TOTAL INVESTMENT SECURITIES (Cost $1,250,013,539)			2,333,516,165

			Value†
SECURITIES LENDING COLLATERAL — (8.1%)
@§	The DFA Short Term Investment Fund	17,717,867	204,907,130
TOTAL INVESTMENTS — (100.0%)
(Cost $1,454,942,308)			$2,538,423,295
As of April 30, 2026, the value of Rule 144A securities amounted to $6,851,827 or 0.3% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$33,277,483	—	—	$33,277,483
Consumer Discretionary	144,864,319	$195,757	—	145,060,076
Consumer Staples	63,862,513	—	—	63,862,513
Energy	479,778,167	—	—	479,778,167
Financials	141,759,635	—	$3,415	141,763,050
Health Care	39,166,386	—	14,818	39,181,204
Industrials	338,786,129	2,565	—	338,788,694
Information Technology	155,668,438	—	—	155,668,438

The Canadian Small Company Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Materials	$715,964,819	—	$139	$715,964,958
Real Estate	32,892,704	—	—	32,892,704
Utilities	187,273,029	—	—	187,273,029
Preferred Stocks
Energy	—	$5,849	—	5,849
Securities Lending Collateral	—	204,907,130	—	204,907,130
Total Investments in Securities	$2,333,293,622	$205,111,301	$18,372˂˃	$2,538,423,295

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.4%)
BRAZIL — (3.1%)
#	Ambev SA (ABEV US), ADR	1,844,881	$5,387,052
	Ambev SA (ABEV3 BZ)	162,900	477,337
	Axia Energia SA	804,990	10,087,166
	B3 SA - Brasil Bolsa Balcao	2,739,494	9,974,772
	Banco Bradesco SA (BBDC3 BZ)	410,259	1,385,260
	Banco BTG Pactual SA	495,906	5,942,700
	Banco do Brasil SA	1,124,309	5,042,793
	Banco Santander Brasil SA	2,130,867	12,496,542
	BB Seguridade Participacoes SA	534,926	3,659,940
	Caixa Seguridade Participacoes SA	199,495	728,799
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	135,699	4,563,557
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	1,151,965	7,711,871
	Cia de Saneamento de Minas Gerais Copasa MG	54,700	596,952
	Cia Energetica de Minas Gerais (CMIG3 BZ)	325,604	1,105,336
	Cia Paranaense de Energia - Copel CPLE3 BZ	1,637,163	5,256,854
#	Cia Paranaense de Energia - Copel ELPC US, ADR	21,749	279,910
	CPFL Energia SA	173,333	1,712,748
	Embraer SA	148,600	2,311,916
	Embraer SA (ERJ US), Sponsored ADR	91,689	5,748,900
	Energisa SA	332,333	3,544,939
*	Eneva SA	810,711	4,433,550
	Engie Brasil Energia SA	263,586	1,879,563
	Equatorial SA	934,386	7,985,624
		Shares	Value»
BRAZIL — (Continued)
	Gerdau SA, Sponsored ADR	485,967	$2,220,869
*	JBS NV, BDR	183,420	2,932,172
	Klabin SA	1,211,138	4,275,353
	Localiza Rent a Car SA	673,931	6,248,268
	MBRF Global Foods Co. SA	313,048	1,101,908
	Motiva Infraestrutura de Mobilidade SA	832,187	2,688,920
	Petroleo Brasileiro SA - Petrobras	2,899,815	32,050,340
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	142,561	3,140,619
#	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	354,803	7,053,484
	Porto Seguro SA	177,474	1,784,489
*	PRIO SA	727,421	9,755,650
	Raia Drogasil SA	896,062	3,970,193
Ω	Rede D'Or Sao Luiz SA	219,456	1,700,498
	Rumo SA	690,090	2,192,156
	Suzano SA (SUZB3 BZ)	551,843	4,885,657
	Telefonica Brasil SA (VIVT3 BZ)	564,810	4,476,916
	TIM SA	796,600	4,142,423
	TOTVS SA	289,047	1,859,735
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	7,506	44,961
	Ultrapar Participacoes SA (UGPA3 BZ)	688,793	4,164,640
	Vale SA (VALE US), Sponsored ADR	282,026	4,613,954
	Vale SA (VALE3 BZ)	2,062,628	33,814,796
	Vibra Energia SA	931,523	6,264,331
	WEG SA	827,916	7,500,366
TOTAL BRAZIL			255,196,779
CHILE — (0.5%)
#	Banco de Chile (BCH US), ADR	127,244	4,818,741
	Banco de Credito e Inversiones SA	52,566	3,551,875
	Banco Itau Chile SA	28,569	584,201

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Banco Santander Chile (BSAC US), ADR	119,763	$3,830,021
	Banco Santander Chile (BSAN CI)	5,495,021	439,389
	Cencosud SA	919,019	2,323,566
	Cencosud Shopping SA	430,468	1,305,072
	Colbun SA	1,370,050	204,028
	Embotelladora Andina SA, ADR, Class B	9,699	273,609
	Empresas CMPC SA	815,836	1,011,941
	Empresas Copec SA	240,670	1,685,848
	Enel Americas SA (ENELAM CI)	4,681,221	437,006
	Enel Chile SA (ENELCHIL CI)	25,211,588	2,263,918
	Falabella SA	319,372	1,934,383
	Latam Airlines Group SA LTM CI	72,621,167	1,727,135
#	Latam Airlines Group SA LTM US, ADR	36,447	1,732,326
	Parque Arauco SA	306,482	1,369,242
	Plaza SA	592,623	2,943,917
*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	69,308	6,388,118
TOTAL CHILE			38,824,336
CHINA — (20.3%)
	360 Security Technology, Inc., Class A	30,100	49,427
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	146,963	464,333
	Accelink Technologies Co. Ltd., Class A	28,700	611,015
	ACM Research Shanghai, Inc., Class A	6,881	156,726
*	Addsino Co. Ltd., Class A	15,000	53,961
	Advanced Fiber Resources Zhuhai Ltd., Class A	6,000	211,084
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	4,664	259,099
		Shares	Value»
CHINA — (Continued)
	Advanced Technology & Materials Co. Ltd., Class A	54,200	$170,874
	AECC Aero-Engine Control Co. Ltd., Class A	53,757	163,414
	AECC Aviation Power Co. Ltd., Class A	79,700	540,932
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	36,200	127,804
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	54,800	153,165
	Agricultural Bank of China Ltd., Class H	14,493,000	11,305,965
	Aier Eye Hospital Group Co. Ltd., Class A	160,881	254,187
*	Air China Ltd., Class H	1,822,000	1,095,938
	Aisino Corp., Class A	136,900	168,921
#*Ω	Akeso, Inc.	169,000	2,964,592
	Alibaba Group Holding Ltd. (9988 HK)	4,044,300	66,654,145
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	491,243	64,785,127
#*	Alibaba Health Information Technology Ltd.	650,000	367,350
	All Winner Technology Co. Ltd., Class A	24,120	127,283
	Aluminum Corp. of China Ltd., Class H	4,888,000	7,158,757
*	Amlogic Shanghai Co. Ltd., Class A	18,181	283,335
	An Hui Wenergy Co. Ltd., Class A	151,618	179,617
	Andon Health Co. Ltd., Class A	28,200	304,300
	Angel Yeast Co. Ltd., Class A	60,400	332,491
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	154,301
	Anhui Conch Cement Co. Ltd., Class H	961,500	2,408,981
	Anhui Gujing Distillery Co. Ltd., Class A	10,916	171,429
	Anhui Heli Co. Ltd., Class A	64,900	171,684

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	51,500	$146,662
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	56,600	393,499
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	183,900	144,813
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	72,300	120,507
	Anhui XDLK Microsystem Corp. Ltd., Class A	9,440	70,431
	Anhui Yingjia Distillery Co. Ltd., Class A	55,800	310,834
	Anhui Yingliu Electromechanical Co. Ltd., Class A	26,500	295,066
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	110,800	284,219
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	8,333	307,333
	Anjoy Foods Group Co. Ltd., Class A	11,900	191,042
	Anker Innovations Technology Co. Ltd., Class A	38,680	712,766
	ANTA Sports Products Ltd.	1,333,600	13,970,823
	Aoshikang Technology Co. Ltd., Class A	5,100	39,150
	Apeloa Pharmaceutical Co. Ltd., Class A	85,000	228,046
*	ApicHope Pharmaceutical Group Co. Ltd.	11,700	71,145
	APT Medical, Inc., Class A	8,179	284,793
	Arcsoft Corp. Ltd., Class A	14,757	92,517
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	74,874	595,110
		Shares	Value»
CHINA — (Continued)
	Asymchem Laboratories Tianjin Co. Ltd., Class A	6,570	$121,461
	Autel Intelligent Technology Corp. Ltd., Class A	53,263	265,614
	Autobio Diagnostics Co. Ltd., Class A	26,000	127,552
	Avary Holding Shenzhen Co. Ltd., Class A	122,076	1,302,322
	Avicopter PLC, Class A	24,204	110,728
*	BAIC BluePark New Energy Technology Co. Ltd., Class A	111,000	116,025
*	BAIC Foton Motor Co. Ltd., Class A	708,000	366,587
*	Baidu, Inc. (9888 HK), Class A	1,812,350	28,618,823
#*	Baidu, Inc. (BIDU US), Sponsored ADR	2,292	290,007
	Baimtec Material Co. Ltd., Class A	17,580	147,823
	Baiyin Nonferrous Group Co. Ltd., Class A	343,500	385,125
	Bank of Beijing Co. Ltd., Class A	880,308	682,230
	Bank of Changsha Co. Ltd., Class A	328,284	479,348
	Bank of Chengdu Co. Ltd., Class A	338,750	949,920
	Bank of China Ltd., Class H	39,951,181	25,942,683
	Bank of Communications Co. Ltd., Class H	5,531,515	5,059,594
	Bank of Guiyang Co. Ltd., Class A	242,623	213,654
	Bank of Hangzhou Co. Ltd., Class A	356,304	907,425
	Bank of Jiangsu Co. Ltd., Class A	1,142,270	1,886,570
	Bank of Nanjing Co. Ltd., Class A	515,580	886,440
	Bank of Ningbo Co. Ltd., Class A	283,242	1,376,467
	Bank of Shanghai Co. Ltd., Class A	597,183	819,339
	Bank of Suzhou Co. Ltd., Class A	341,360	425,607

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Xi'an Co. Ltd., Class A	287,500	$155,346
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	96,000	211,715
	Baoji Titanium Industry Co. Ltd., Class A	29,300	143,759
	Baoshan Iron & Steel Co. Ltd., Class A	843,900	780,786
	Baowu Magnesium Technology Co. Ltd., Class A	60,300	139,250
	Beibuwan Port Co. Ltd., Class A	161,100	272,964
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	17,400	67,247
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	13,200	32,911
	Beijing Balance Medical Technology Co. Ltd., Class A	1,963	27,831
*	Beijing BDStar Navigation Co. Ltd., Class A	26,700	160,422
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	630,560	282,640
	Beijing Compass Technology Development Co. Ltd., Class A	20,045	290,456
	Beijing Dabeinong Technology Group Co. Ltd., Class A	251,461	143,288
	Beijing Dahao Technology Corp. Ltd., Class A	48,200	116,230
	Beijing Easpring Material Technology Co. Ltd., Class A	20,600	192,709
	Beijing Enlight Media Co. Ltd., Class A	132,906	288,823
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	73,700	157,718
		Shares	Value»
CHINA — (Continued)
*	Beijing Highlander Digital Technology Co. Ltd., Class A	22,672	$86,484
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	5,744	295,570
	Beijing Jetsen Technology Co. Ltd., Class A	227,900	187,424
	Beijing Jingyi Automation Equipment Co. Ltd., Class A	4,319	76,843
	Beijing Kingsoft Office Software, Inc., Class A	7,538	279,135
*	Beijing Leike Defense Technology Co. Ltd., Class A	54,500	106,318
	Beijing New Building Materials PLC, Class A	79,303	301,419
	Beijing Shiji Information Technology Co. Ltd., Class A	49,928	74,238
	Beijing Shougang Co. Ltd., Class A	373,100	249,697
	Beijing Sifang Automation Co. Ltd., Class A	46,600	384,653
	Beijing Sinnet Technology Co. Ltd., Class A	111,088	260,611
	Beijing Teamsun Technology Co. Ltd., Class A	57,000	184,540
	Beijing Tiantan Biological Products Corp. Ltd., Class A	33,507	70,031
	Beijing Tong Ren Tang Co. Ltd., Class A	36,400	147,990
	Beijing Ultrapower Software Co. Ltd., Class A	80,600	115,202
	Beijing United Information Technology Co. Ltd., Class A	55,486	221,268

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	15,880	$91,658
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	360,009
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	64,400	114,371
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,506,000	1,080,943
*	BeOne Medicines Ltd., Class H	206,000	4,676,028
*	BeOne Medicines Ltd. (BGNE US), ADR	11,697	3,453,773
	Bethel Automotive Safety Systems Co. Ltd., Class A	42,940	290,280
	Betta Pharmaceuticals Co. Ltd., Class A	12,706	97,109
*	Bilibili, Inc., Class Z	12,520	275,117
*	Biwin Storage Technology Co. Ltd., Class A	5,669	224,209
	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	39,747
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	62,980	158,765
	Bluestar Adisseo Co., Class A	80,300	156,368
	BOC International China Co. Ltd., Class A	126,000	230,056
*	BOE HC SemiTek Corp.	15,800	28,109
	BOE Technology Group Co. Ltd., Class A	2,073,452	1,242,300
*	Bohai Leasing Co. Ltd., Class A	526,300	361,821
	BrightGene Bio-Medical Technology Co. Ltd., Class A	15,614	144,689
	BTG Hotels Group Co. Ltd., Class A	83,000	190,242
	BYD Co. Ltd., Class H	2,504,157	33,310,707
		Shares	Value»
CHINA — (Continued)
	By-health Co. Ltd., Class A	93,100	$143,431
	Caitong Securities Co. Ltd., Class A	126,390	153,434
*	Cambricon Technologies Corp. Ltd., Class A	7,106	1,787,267
	Canmax Technologies Co. Ltd., Class A	36,870	598,896
*	Capitalonline Data Service Co. Ltd., Class A	10,700	42,336
	Castech, Inc., Class A	21,000	267,269
	Cathay Biotech, Inc., Class A	16,902	119,189
	CCCC Design & Consulting Group Co. Ltd., Class A	93,600	91,408
	CECEP Solar Energy Co. Ltd., Class A	110,700	81,016
	CECEP Wind-Power Corp., Class A	536,160	335,288
	Central China Land Media Co. Ltd., Class A	65,400	128,697
*	CETC Chips Technology, Inc., Class A	38,100	91,989
	CETC Cyberspace Security Technology Co. Ltd., Class A	16,700	38,411
	CETC Digital Technology Co. Ltd., Class A	42,000	119,569
	CETC Potevio Science&Technology Co. Ltd., Class A	25,300	94,689
Ω	CGN Power Co. Ltd., Class H	9,944,000	4,430,643
	Changchun High-Tech Industry Group Co. Ltd., Class A	4,800	59,897
	Changjiang Securities Co. Ltd., Class A	232,970	274,008
	Changzheng Engineering Technology Co. Ltd., Class A	23,000	148,319
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	17,200	313,959

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chaozhou Three-Circle Group Co. Ltd., Class A	60,905	$772,900
	Chengdu Hi-tech Development Co. Ltd., Class A	13,400	130,361
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	53,400	193,166
	Chengdu Wintrue Holding Co. Ltd., Class A	99,700	225,205
	Chengdu Xingrong Environment Co. Ltd., Class A	207,200	209,507
	Chengtun Mining Group Co. Ltd., Class A	62,700	127,674
*	Chengxin Lithium Group Co. Ltd., Class A	43,900	385,030
	Chifeng Jilong Gold Mining Co. Ltd., Class A	116,900	656,516
	China Automotive Engineering Research Institute Co. Ltd., Class A	60,000	141,908
	China Baoan Group Co. Ltd., Class A	161,734	205,565
	China CITIC Bank Corp. Ltd., Class H	6,753,928	7,082,842
	China Coal Energy Co. Ltd., Class H	3,112,777	5,823,499
	China Coal Xinji Energy Co. Ltd., Class A	213,680	280,370
*††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
	China Construction Bank Corp., Class H	51,552,590	58,192,518
	China CSSC Holdings Ltd., Class A	82,717	506,622
*	China Eastern Airlines Corp. Ltd., Class H	1,602,000	792,470
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	4,620,000	765,248
		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	$1,038,967
*	China Enterprise Co. Ltd., Class A	55,900	21,168
	China Everbright Bank Co. Ltd., Class H	2,191,000	868,456
	China Film Group Co. Ltd., Class A	125,500	253,894
*	China First Heavy Industries Co. Ltd., Class A	283,100	188,820
	China Galaxy Securities Co. Ltd., Class H	3,763,500	4,012,986
	China Great Wall Securities Co. Ltd., Class A	25,400	33,180
*	China Greatwall Technology Group Co. Ltd., Class A	58,400	169,453
	China Hainan Rubber Industry Group Co. Ltd., Class A	231,200	244,016
	China Hongqiao Group Ltd.	3,607,000	15,268,596
Ω	China International Capital Corp. Ltd., Class H	1,660,400	4,334,793
	China Jushi Co. Ltd., Class A	302,698	1,536,420
	China Kings Resources Group Co. Ltd., Class A	48,020	129,495
	China Life Insurance Co. Ltd., Class H	2,686,000	9,908,792
	China Longyuan Power Group Corp. Ltd., Class H	2,330,000	1,985,234
	China Meheco Group Co. Ltd., Class A	108,671	165,320
	China Merchants Bank Co. Ltd., Class H	3,045,554	18,433,322
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	1,559,711
Ω	China Merchants Securities Co. Ltd., Class H	494,860	871,499
	China Minsheng Banking Corp. Ltd., Class H	3,915,600	1,786,894

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Chemical Engineering Co. Ltd., Class A	283,200	$357,224
	China National Gold Group Gold Jewellery Co. Ltd., Class A	81,687	107,174
	China National Medicines Corp. Ltd., Class A	59,200	248,593
	China National Nuclear Power Co. Ltd., Class A	1,316,390	1,734,023
*	China National Software & Service Co. Ltd., Class A	7,300	40,461
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	106,300	828,697
	China Overseas Land & Investment Ltd.	2,742,500	4,710,724
	China Pacific Insurance Group Co. Ltd., Class H	2,910,200	12,704,089
	China Petroleum & Chemical Corp., Class H	19,492,800	11,516,147
	China Petroleum Engineering Corp., Class A	305,400	182,195
#	China Railway Group Ltd., Class H	2,964,000	1,436,892
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	190,087
	China Railway Materials Co. Ltd., Class A	385,100	158,599
*	China Rare Earth Nonferrous Metals Co. Ltd., Class A	20,500	277,334
*	China Rare Earth Resources & Technology Co. Ltd., Class A	15,891	127,363
	China Resources Beer Holdings Co. Ltd.	372,111	1,282,184
		Shares	Value»
CHINA — (Continued)
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	96,800	$253,258
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	56,700	198,789
	China Resources Land Ltd.	3,260,666	13,699,789
	China Resources Microelectronics Ltd., Class A	34,190	285,301
#Ω	China Resources Mixc Lifestyle Services Ltd.	640,800	3,870,164
#	China Resources Power Holdings Co. Ltd.	1,942,517	4,790,164
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	103,064	391,202
	China Science Publishing & Media Ltd., Class A	29,000	108,003
	China Shenhua Energy Co. Ltd., Class H	2,505,000	15,560,734
	China South Publishing & Media Group Co. Ltd., Class A	177,190	295,237
*	China Southern Airlines Co. Ltd., Class H	2,084,000	1,059,988
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	145,000	157,178
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	63,305
	China Southern Power Grid Technology Co. Ltd., Class A	14,866	120,110

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	$1,263,514
	China Tianying, Inc., Class A	160,900	154,150
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	73,500	598,676
Ω	China Tower Corp. Ltd., Class H	5,310,500	7,525,584
	China TransInfo Technology Co. Ltd., Class A	92,200	121,411
	China Tungsten & Hightech Materials Co. Ltd., Class A	75,700	650,583
	China Wafer Level CSP Co. Ltd., Class A	22,700	104,084
	China World Trade Center Co. Ltd., Class A	41,700	128,305
	China XD Electric Co. Ltd., Class A	238,300	593,526
	China Yangtze Power Co. Ltd., Class A	947,947	3,790,505
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,900	155,912
	China Zheshang Bank Co. Ltd., Class H	1,776,499	553,463
*	Chongqing Afari Technology Co. Ltd., Class A	104,500	172,091
	Chongqing Brewery Co. Ltd., Class A	32,200	259,718
	Chongqing Changan Automobile Co. Ltd., Class A	260,130	363,358
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	117,300	199,567
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	64,400	118,800
	Chongqing Rural Commercial Bank Co. Ltd., Class H	475,000	421,984
		Shares	Value»
CHINA — (Continued)
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	38,400	$46,327
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	55,800	142,429
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	54,500	271,891
	Chow Tai Fook Jewellery Group Ltd.	1,880,000	2,577,170
	CIG Shanghai Co. Ltd., Class A	10,100	260,059
	CITIC Heavy Industries Co. Ltd., Class A	226,600	201,651
	CITIC Ltd.	3,252,000	5,404,350
	CITIC Securities Co. Ltd., Class H	1,344,800	4,774,620
	CMOC Group Ltd., Class H	3,870,966	8,850,934
	CNGR Advanced Material Co. Ltd., Class A	43,300	406,725
	CNOOC Energy Technology & Services Ltd., Class A	655,100	425,322
	COFCO Capital Holdings Co. Ltd., Class A	115,600	173,837
	COFCO Sugar Holding Co. Ltd., Class A	173,300	382,030
*	COL Global Co. Ltd., Class A	15,600	66,189
	Contemporary Amperex Technology Co. Ltd., Class A	243,116	15,605,933
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	926,000	2,168,012
#	COSCO SHIPPING Holdings Co. Ltd., Class H	3,712,799	6,833,458
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	221,300	277,840
	CRRC Corp. Ltd., Class H	3,805,000	2,532,825
	Crystal Clear Electronic Material Co. Ltd., Class A	42,900	91,230

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	CSC Financial Co. Ltd., Class H	627,500	$933,493
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	155,080
	CSPC Pharmaceutical Group Ltd.	7,339,200	7,996,618
	CSSC Science & Technology Co. Ltd., Class A	29,800	59,803
	Dajin Heavy Industry Co. Ltd., Class A	32,200	397,627
	Dalian Bio-Chem Co. Ltd., Class A	32,900	109,465
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	90,800	248,983
*	Dawei Technology Guangdong Group Co. Ltd., Class A	47,400	70,309
	DBG Technology Co. Ltd., Class A	25,500	78,222
	DHC Software Co. Ltd., Class A	136,800	165,709
	Digital China Group Co. Ltd., Class A	51,800	287,877
	Do-Fluoride New Materials Co. Ltd., Class A	30,620	163,926
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	343,508
	Dongfang Electric Corp. Ltd., Class H	221,200	1,108,064
	Dongfang Electronics Co. Ltd., Class A	78,900	151,200
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	5,906	192,120
	Dongxing Securities Co. Ltd., Class A	154,418	299,752
	Double Medical Technology, Inc., Class A	12,600	80,181
*	Doushen Beijing Education & Technology, Inc., Class A	25,600	19,143
	Eaglerise Electric & Electronic China Co. Ltd., Class A	17,400	101,273
		Shares	Value»
CHINA — (Continued)
	East Money Information Co. Ltd., Class A	396,373	$1,186,347
	Eastern Communications Co. Ltd., Class A	46,200	113,024
*	Easyhome New Retail Group Co. Ltd., Class A	405,300	153,767
	Ecovacs Robotics Co. Ltd., Class A	37,800	362,061
	Electric Connector Technology Co. Ltd., Class A	19,200	126,769
	ENN Energy Holdings Ltd.	405,800	3,181,193
	ENN Natural Gas Co. Ltd., Class A	170,300	505,457
	Eoptolink Technology, Inc. Ltd., Class A	36,940	2,859,595
	Espressif Systems Shanghai Co. Ltd., Class A	5,166	131,080
*	Estun Automation Co. Ltd., Class A	30,700	98,660
	Eve Energy Co. Ltd., Class A	65,605	701,753
Ω	Everbright Securities Co. Ltd., Class H	16,800	17,248
	EverProX Technologies Co. Ltd., Class A	9,700	365,276
	Explosive Co. Ltd., Class A	48,437	77,269
	Fangda Carbon New Material Co. Ltd., Class A	216,840	180,547
	Fangda Special Steel Technology Co. Ltd., Class A	51,200	43,728
*	Far East Smarter Energy Co. Ltd., Class A	119,400	298,481
*	Farasis Energy Gan Zhou Co. Ltd., Class A	85,392	175,374
	FAW Jiefang Group Co. Ltd., Class A	58,300	57,560
	Feilong Auto Components Co. Ltd., Class A	33,100	175,128

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ferrotec Anhui Technology Development Co. Ltd., Class A	8,400	$53,315
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	54,400	374,440
	Fibocom Wireless, Inc., Class A	14,000	46,259
	First Capital Securities Co. Ltd., Class A	188,100	210,808
	Focus Media Information Technology Co. Ltd., Class A	740,097	682,599
*	Focuslight Technologies, Inc., Class A	2,430	128,426
	Foran Energy Group Co. Ltd., Class A	12,600	22,575
	Foryou Corp., Class A	38,300	169,385
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	85,572	484,562
	Foxconn Industrial Internet Co. Ltd., Class A	729,300	6,771,310
*	Fujian Cosunter Pharmaceutical Co. Ltd., Class A	4,800	82,566
	Fujian Funeng Co. Ltd., Class A	203,570	298,673
*	Fujian Kuncai Material Technology Co. Ltd., Class A	20,300	100,589
	Fujian Longking Co. Ltd., Class A	92,300	252,230
	Fujian Star-net Communication Co. Ltd., Class A	36,500	142,147
	Fujian Sunner Development Co. Ltd., Class A	97,480	265,859
	Fulin Precision Co. Ltd., Class A	57,414	238,023
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	578,800	4,409,504
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	153,869
		Shares	Value»
CHINA — (Continued)
Ω	Ganfeng Lithium Group Co. Ltd., Class H	261,200	$2,809,495
	Gansu Energy Chemical Co. Ltd., Class A	216,600	91,402
	G-bits Network Technology Xiamen Co. Ltd., Class A	5,400	323,013
	GCL Energy Technology Co. Ltd., Class A	129,100	336,458
*	GCL System Integration Technology Co. Ltd., Class A	195,100	121,631
	GD Power Development Co. Ltd., Class A	702,300	487,557
	Geely Automobile Holdings Ltd.	6,292,000	18,713,458
	GEM Co. Ltd., Class A	272,276	366,917
	Geovis Technology Co. Ltd., Class A	22,022	183,479
	GEPIC Energy Development Co. Ltd., Class A	150,200	177,590
	GF Securities Co. Ltd., Class H	981,600	2,225,407
	Giant Network Group Co. Ltd., Class A	73,200	352,609
	Giantec Semiconductor Corp., Class A	2,428	44,487
	GigaDevice Semiconductor, Inc., Class A	10,674	496,109
	Ginlong Technologies Co. Ltd., Class A	31,325	436,496
	Glarun Technology Co. Ltd., Class A	69,600	280,058
	GoerTek, Inc., Class A	189,700	687,626
	Goke Microelectronics Co. Ltd., Class A	9,000	236,167
	Goldenmax International Group Ltd., Class A	25,800	170,670
#	Goldwind Science & Technology Co. Ltd., Class H	503,000	1,116,522
	Goneo Group Co. Ltd., Class A	17,311	113,780
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	8,690	138,165

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gotion High-tech Co. Ltd., Class A	81,500	$440,485
*	Grace Fabric Technology Co. Ltd., Class A	9,700	171,434
	Grandblue Environment Co. Ltd., Class A	56,700	266,024
	Great Wall Motor Co. Ltd., Class H	2,316,000	3,503,027
	Gree Electric Appliances, Inc. of Zhuhai, Class A	23,033	135,207
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	147,400	213,274
	GRG Banking Equipment Co. Ltd., Class A	102,500	175,473
	Grinm Advanced Materials Co. Ltd., Class A	28,100	113,267
	Guangdong Advertising Group Co. Ltd., Class A	83,700	110,225
	Guangdong Aofei Data Technology Co. Ltd., Class A	58,500	215,217
	Guangdong Construction Engineering Group Co. Ltd., Class A	140,600	77,698
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	21,800	32,738
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	71,200	180,397
	Guangdong Dowstone Technology Co. Ltd., Class A	35,100	139,220
	Guangdong Electric Power Development Co. Ltd., Class A	206,100	196,793
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	70,200	260,631
		Shares	Value»
CHINA — (Continued)
	Guangdong Haid Group Co. Ltd., Class A	85,400	$624,763
*	Guangdong HEC Technology Holding Co. Ltd., Class A	111,800	583,596
	Guangdong Hongda Holdings Group Co. Ltd., Class A	51,700	275,872
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	22,264	165,027
*	Guangdong Kingshine Electronic Technology Co. Ltd., Class A	13,700	100,644
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	284,449
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	11,000	29,648
	Guanghui Energy Co. Ltd., Class A	470,600	465,334
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	42,200	315,612
	Guangxi Liugong Machinery Co. Ltd., Class A	53,800	76,441
	Guangzhou Baiyun International Airport Co. Ltd., Class A	190,200	243,586
	Guangzhou Development Group, Inc., Class A	264,400	275,696
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	21,300	270,243
	Guangzhou Haige Communications Group, Inc. Co., Class A	96,352	228,098
	Guangzhou Port Co. Ltd., Class A	277,300	131,714
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	41,300	224,181

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	78,140	$695,426
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	206,204	272,581
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	144,205
	Guizhou Chanhen Chemical Corp., Class A	42,700	229,373
*	Guocheng Mining Co. Ltd., Class A	38,600	291,136
	Guosen Securities Co. Ltd., Class A	251,200	395,122
*	Guosheng Securities, Inc., Class A	124,300	230,847
Ω	Guotai Haitong Securities Co. Ltd., Class H	1,771,552	3,039,775
	Guoyuan Securities Co. Ltd., Class A	208,440	224,970
	H World Group Ltd. (1179 HK)	909,100	4,693,800
#	H World Group Ltd. (HTHT US), ADR	53,678	2,771,932
	Haier Smart Home Co. Ltd. (600690 C1), Class A	240,600	760,187
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,144,800	6,057,890
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	2,700	32,026
	Hainan Jinpan Smart Technology Co. Ltd., Class A	24,362	316,898
	Hainan Mining Co. Ltd., Class A	98,900	177,845
	Hainan Strait Shipping Co. Ltd., Class A	155,300	193,271
	Haisco Pharmaceutical Group Co. Ltd., Class A	21,200	181,984
	Hand Enterprise Solutions Co. Ltd., Class A	45,900	134,309
	Hangcha Group Co. Ltd., Class A	103,180	411,484
		Shares	Value»
CHINA — (Continued)
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	177,900	$249,007
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	18,394	471,180
	Hangzhou First Applied Material Co. Ltd., Class A	106,929	294,410
	Hangzhou GreatStar Industrial Co. Ltd.	98,300	494,076
*	Hangzhou Iron & Steel Co., Class A	198,300	254,938
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	189,972
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	79,300	366,574
	Hangzhou Robam Appliances Co. Ltd., Class A	54,621	143,592
	Hangzhou Shunwang Technology Co. Ltd., Class A	39,400	146,557
	Hangzhou Silan Microelectronics Co. Ltd., Class A	85,322	362,982
	Hangzhou Zhongheng Electric Co. Ltd., Class A	23,900	143,866
	Han's Laser Technology Industry Group Co. Ltd., Class A	19,817	294,710
Ω	Hansoh Pharmaceutical Group Co. Ltd.	876,000	4,195,749
	Hanwei Electronics Group Corp., Class A	6,500	41,141
	Haohua Chemical Science & Technology Co. Ltd., Class A	63,800	341,563
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	8,800	53,384

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	16,760	$304,543
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	85,300	469,998
	Hefei Meiya Optoelectronic Technology, Inc., Class A	55,900	143,575
	Heilongjiang Agriculture Co. Ltd., Class A	114,705	281,092
	Henan Mingtai Al Industrial Co. Ltd., Class A	95,300	248,781
	Henan Pinggao Electric Co. Ltd., Class A	99,800	322,498
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	205,500	974,508
	Henan Shijia Photons Technology Co. Ltd., Class A	23,545	460,610
	Henan Shuanghui Investment & Development Co. Ltd., Class A	114,629	465,732
	Henan Yuguang Gold & Lead Co. Ltd., Class A	84,900	184,472
*	Henan Yuneng Holdings Co. Ltd., Class A	106,000	237,604
*	Henan Zhongfu Industry Co. Ltd., Class A	273,100	311,385
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	112,121	312,958
	Hengli Petrochemical Co. Ltd., Class A	402,600	1,308,120
	Hengtong Optic-electric Co. Ltd., Class A	141,800	1,374,277
	Hengyi Petrochemical Co. Ltd., Class A	183,888	476,147
	Hesteel Co. Ltd., Class A	778,953	266,387
		Shares	Value»
CHINA — (Continued)
	Hexing Electrical Co. Ltd., Class A	28,300	$119,294
	Hgtech Co. Ltd., Class A	24,200	425,179
	Hisense Visual Technology Co. Ltd., Class A	92,200	346,276
	Hithink RoyalFlush Information Network Co. Ltd., Class A	29,513	1,021,304
	HLA Group Corp. Ltd., Class A	422,600	409,340
	HMT Xiamen New Technical Materials Co. Ltd., Class A	16,300	243,790
*	Holitech Technology Co. Ltd., Class A	62,400	26,835
	Hongfa Technology Co. Ltd., Class A	8,400	38,459
	Hongta Securities Co. Ltd., Class A	138,020	152,524
*	Hongyuan Green Energy Co. Ltd., Class A	43,900	140,191
	Hoshine Silicon Industry Co. Ltd., Class A	54,700	358,901
	Hoymiles Power Electronics, Inc., Class A	1,923	31,863
#*Ω	Hua Hong Semiconductor Ltd., Class H	422,000	6,216,340
	Huaan Securities Co. Ltd., Class A	345,700	282,720
	Huada Automotive Technology Corp. Ltd., Class A	21,100	96,742
	Huadong Medicine Co. Ltd., Class A	98,400	482,241
	Huafon Chemical Co. Ltd., Class A	294,683	508,504
	Huaibei Mining Holdings Co. Ltd., Class A	178,800	387,920
*	Huaihe Energy Group Co. Ltd., Class A	239,300	126,707
	Hualan Biological Engineering, Inc., Class A	50,700	107,213
	Huaming Power Equipment Co. Ltd., Class A	47,800	172,083

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Huaneng Power International, Inc., Class H	3,914,000	$3,133,502
Ω	Huatai Securities Co. Ltd., Class H	1,102,600	2,287,933
	Huaxi Securities Co. Ltd., Class A	175,000	224,202
	Huaxia Bank Co. Ltd., Class A	604,256	609,393
	Huayu Automotive Systems Co. Ltd., Class A	232,600	636,179
	Hubei Dinglong Co. Ltd., Class A	44,900	412,057
	Hubei Energy Group Co. Ltd., Class A	256,983	183,152
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	19,100	307,633
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	68,848	279,607
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	84,100	403,254
	Hubei Yihua Chemical Industry Co. Ltd., Class A	78,700	195,396
	Hubei Zhenhua Chemical Co. Ltd., Class A	36,000	186,525
	Hui Lyu Ecological Technology Groups Co. Ltd., Class A	25,500	203,757
	Huizhou Desay Sv Automotive Co. Ltd., Class A	23,500	356,897
	Hunan Gold Corp. Ltd., Class A	85,080	365,371
*	Hunan Silver Co. Ltd., Class A	120,400	205,488
	Hunan Valin Steel Co. Ltd., Class A	497,400	339,066
	Hunan Zhongke Electric Co. Ltd., Class A	8,700	26,864
	Hundsun Technologies, Inc., Class A	59,229	233,777
	Hygon Information Technology Co. Ltd., Class A	51,772	2,273,143
		Shares	Value»
CHINA — (Continued)
*	Hytera Communications Corp. Ltd., Class A	26,845	$39,225
	IEIT Systems Co. Ltd., Class A	49,284	506,534
	Iflytek Co. Ltd., Class A	66,700	469,830
	IKD Co. Ltd., Class A	41,600	103,783
	Industrial & Commercial Bank of China Ltd., Class H	35,501,185	31,984,798
	Industrial Bank Co. Ltd., Class A	955,539	2,507,594
	Industrial Securities Co. Ltd., Class A	174,348	155,305
	INESA Intelligent Tech, Inc., Class A	47,000	150,596
	Infore Environment Technology Group Co. Ltd., Class A	233,424	466,355
	Ingenic Semiconductor Co. Ltd., Class A	13,600	249,807
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	549,767
	Inner Mongolia Berun Chemical Co. Ltd., Class A	263,600	347,065
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	242,000	1,150,925
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	113,756	261,391
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	669,203	549,163
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	336,300	228,743
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	108,600	685,193
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	366,000	1,472,431
*Ω	Innovent Biologics, Inc.	612,500	7,152,427

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Intco Medical Technology Co. Ltd., Class A	38,000	$317,505
	iRay Group, Class A	12,723	213,798
*	IRICO Display Devices Co. Ltd., Class A	274,400	325,572
*	J&T Global Express Ltd.	240,600	301,265
*	JA Solar Technology Co. Ltd., Class A	28,104	44,892
	Jack Technology Co. Ltd., Class A	13,400	77,674
	Jason Furniture Hangzhou Co. Ltd., Class A	47,680	202,954
	JCET Group Co. Ltd., Class A	100,900	679,212
	JCHX Mining Management Co. Ltd., Class A	43,000	396,308
*Ω	JD Health International, Inc.	829,900	4,904,616
*Ω	JD Logistics, Inc.	538,900	1,049,557
	JD.com, Inc. (9618 HK), Class A	1,269,321	19,230,368
	JD.com, Inc. (JD US), ADR	116,630	3,536,222
	Jiangsu Azure Corp., Class A	79,300	241,035
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	10,200	197,158
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	316,100	179,929
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	284,806	305,207
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	58,400	255,816
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	273,440	532,969
	Jiangsu Etern Co. Ltd., Class A	45,100	281,878
	Jiangsu Financial Leasing Co. Ltd., Class A	462,200	466,787
	Shares	Value»
CHINA — (Continued)
Jiangsu Guotai International Group Co. Ltd., Class A	61,800	$81,359
Jiangsu Guoxin Corp. Ltd., Class A	105,600	117,975
Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	10,000	91,741
Jiangsu Hengli Hydraulic Co. Ltd., Class A	44,786	693,124
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	156,675	1,240,945
Jiangsu Hoperun Software Co. Ltd., Class A	19,600	130,569
Jiangsu Jiejie Microelectronics Co. Ltd., Class A	56,680	242,289
Jiangsu Leili Motor Co. Ltd., Class A	6,900	43,207
Jiangsu Lihua Foods Group Co. Ltd.	67,900	225,934
Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	32,388	245,215
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	52,900	173,890
Jiangsu Pacific Quartz Co. Ltd., Class A	26,252	213,252
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	200,300	276,752
Jiangsu Shemar Electric Co. Ltd., Class A	18,500	165,062
Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	26,000	283,340
Jiangsu ToLand Alloy Co. Ltd., Class A	17,200	99,209
Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	27,200	246,442

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yangnong Chemical Co. Ltd., Class A	59,456	$631,281
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	232,080
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	59,700	256,418
	Jiangsu Zhongtian Technology Co. Ltd., Class A	159,700	779,257
	Jiangxi Copper Co. Ltd., Class H	786,000	3,735,437
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	16,000	112,803
*	Jiangxi Special Electric Motor Co. Ltd., Class A	63,400	150,305
*	Jianshe Industry Group Yunnan Co. Ltd., Class A	24,200	79,917
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	61,000	119,595
	Jiayou International Logistics Co. Ltd., Class A	107,996	201,652
	Jiaze Renewables Co. Ltd.	140,000	115,780
*	Jihua Group Corp. Ltd., Class A	143,000	61,313
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	84,200	233,648
	Jinduicheng Molybdenum Co. Ltd., Class A	255,400	736,342
*	Jinko Solar Co. Ltd., Class A	151,554	148,202
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	140,700	399,111
	Jizhong Energy Resources Co. Ltd., Class A	122,800	101,090
		Shares	Value»
CHINA — (Continued)
	Jointo Energy Investment Co. Ltd. Hebei, Class A	125,200	$175,175
	Jointown Pharmaceutical Group Co. Ltd., Class A	280,925	212,919
	Jones Tech PLC, Class A	16,800	134,600
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	12,800	38,997
	Juneyao Airlines Co. Ltd., Class A	206,240	345,638
*	Jushri Technologies, Inc., Class A	19,500	124,497
	Kaishan Group Co. Ltd., Class A	52,300	236,762
	KE Holdings, Inc., Class A	1,042,400	5,788,059
	Keboda Technology Co. Ltd., Class A	13,400	105,934
	Keda Industrial Group Co. Ltd., Class A	105,200	298,586
	Kehua Data Co. Ltd., Class A	29,200	263,284
	Keli Sensing Technology Ningbo Co. Ltd., Class A	2,600	21,475
*	KingClean Electric Co. Ltd., Class A	11,700	54,969
	Kingfa Sci & Tech Co. Ltd., Class A	168,600	425,323
	Kingnet Network Co. Ltd., Class A	138,100	365,453
	Kingsemi Co. Ltd., Class A	4,797	164,101
	Konfoong Materials International Co. Ltd., Class A	13,800	365,891
Ω	Kuaishou Technology	2,278,200	12,682,350
*	Kuang-Chi Technologies Co. Ltd., Class A	30,300	174,366
*	Kunlun Tech Co. Ltd., Class A	21,100	152,003
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	15,200	115,791
	Kweichow Moutai Co. Ltd., Class A	66,960	13,572,192

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lakala Payment Co. Ltd., Class A	42,400	$167,810
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	46,000	57,019
	Lao Feng Xiang Co. Ltd., Class A	27,700	160,046
	Leader Harmonious Drive Systems Co. Ltd., Class A	3,212	106,229
#	Lenovo Group Ltd.	9,715,278	14,609,075
	Lens Technology Co. Ltd., Class A	200,200	762,759
	Leo Group Co. Ltd., Class A	305,600	290,641
	Lepu Medical Technology Beijing Co. Ltd., Class A	15,631	32,933
	Levima Advanced Materials Corp., Class A	71,200	251,827
	Leyard Optoelectronic Co. Ltd., Class A	143,200	133,809
*	Li Auto, Inc. (2015 HK), Class A	626,800	5,515,980
	Lianhe Chemical Technology Co. Ltd., Class A	11,000	26,695
	Liaoning Cheng Da Co. Ltd., Class A	97,556	170,417
	Lingyi iTech Guangdong Co., Class A	280,018	581,462
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	41,677	131,047
	Loncin Motor Co. Ltd., Class A	150,000	337,533
*	LONGi Green Energy Technology Co. Ltd., Class A	180,388	436,558
	Longshine Technology Group Co. Ltd., Class A	57,600	115,956
	Luenmei Quantum Co. Ltd., Class A	106,600	104,065
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	20,100	126,516
	Luxi Chemical Group Co. Ltd., Class A	151,900	380,567
		Shares	Value»
CHINA — (Continued)
	Luxshare Precision Industry Co. Ltd., Class A	389,124	$3,863,600
	Luzhou Laojiao Co. Ltd., Class A	95,329	1,397,900
	Mango Excellent Media Co. Ltd., Class A	46,892	133,856
	Maxscend Microelectronics Co. Ltd., Class A	19,300	282,137
	Mehow Innovative Ltd., Class A	13,600	53,461
	Meihua Holdings Group Co. Ltd., Class A	226,400	329,052
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	204,757	162,984
*Ω	Meituan, Class B	896,440	9,644,963
	Micro-Tech Nanjing Co. Ltd., Class A	2,560	31,916
	Midea Group Co. Ltd. 000333 C2, Class A	274,401	3,263,112
	Midea Group Co. Ltd. 300 HK, Class H	82,400	952,186
	Ming Yang Smart Energy Group Ltd., Class A	79,304	184,859
	Minmetals Capital Co. Ltd., Class A	280,100	215,563
	Mloptic Corp., Class A	1,706	119,164
*	MMG Ltd.	2,216,000	2,390,811
	Montage Technology Co. Ltd., Class A	14,543	373,466
	Moon Environment Technology Co. Ltd., Class A	39,240	144,078
	Muyuan Foods Co. Ltd., Class A	248,461	1,629,472
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,500	24,924
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	529,759
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	22,046	29,699
	Nanjing Securities Co. Ltd., Class A	219,800	237,177
*	Nanjing Tanker Corp., Class A	382,500	250,890

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nantong Jianghai Capacitor Co. Ltd., Class A	60,600	$342,525
	NARI Technology Co. Ltd., Class A	387,842	1,478,177
*	National Silicon Industry Group Co. Ltd., Class A	91,819	279,244
	NAURA Technology Group Co. Ltd., Class A	20,250	1,602,026
*	NavInfo Co. Ltd., Class A	58,550	77,813
	NBTM New Materials Group Co. Ltd., Class A	52,300	261,669
	NetEase, Inc. (9999 HK)	624,600	14,621,372
	NetEase, Inc. (NTES US), ADR	224,347	26,363,016
	New China Life Insurance Co. Ltd., Class H	1,093,400	7,180,623
	New Hope Dairy Co. Ltd., Class A	57,800	168,472
	New Hope Liuhe Co. Ltd., Class A	165,266	211,508
	Neway Valve Suzhou Co. Ltd., Class A	50,800	468,601
	Newland Digital Technology Co. Ltd., Class A	64,700	189,152
	Ningbo Boway Alloy Material Co. Ltd., Class A	62,600	161,123
	Ningbo Deye Technology Co. Ltd., Class A	28,500	630,918
	Ningbo Huaxiang Electronic Co. Ltd., Class A	55,100	211,182
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	89,900	160,345
	Ningbo Jintian Copper Group Co. Ltd., Class A	124,300	185,440
	Ningbo Joyson Electronic Corp., Class A	97,400	410,499
	Ningbo Orient Wires & Cables Co. Ltd., Class A	34,742	316,604
		Shares	Value»
CHINA — (Continued)
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	33,961	$173,213
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	318,453
*	Ningbo Shanshan Co. Ltd., Class A	93,700	229,273
	Ningbo Tuopu Group Co. Ltd., Class A	65,589	584,896
	Ningbo Xusheng Group Co. Ltd., Class A	74,000	168,158
	Ningbo Yunsheng Co. Ltd., Class A	21,000	41,078
	Ningbo Zhoushan Port Co. Ltd., Class A	406,200	220,298
	Ningxia Baofeng Energy Group Co. Ltd., Class A	378,800	1,701,875
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	19,629	126,745
*	NIO, Inc., Class A	452,280	2,918,349
Ω	Nongfu Spring Co. Ltd., Class H	1,677,800	10,146,763
	Norinco International Cooperation Ltd., Class A	73,100	137,261
	North Copper Co. Ltd., Class A	139,800	296,642
*	North Industries Group Red Arrow Co. Ltd., Class A	58,100	150,612
	Northeast Securities Co. Ltd., Class A	154,000	196,338
	Novoray Corp., Class A	13,315	171,600
	Offshore Oil Engineering Co. Ltd., Class A	334,000	331,329
*	OFILM Group Co. Ltd., Class A	182,900	234,056
	Olympic Circuit Technology Co. Ltd., Class A	27,100	211,084
	OmniVision Integrated Circuits Group, Inc.	50,321	727,907
	Oppein Home Group, Inc., Class A	31,395	216,500
	ORG Technology Co. Ltd., Class A	52,400	42,289

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Orient Overseas International Ltd.	123,000	$2,147,345
Ω	Orient Securities Co. Ltd., Class H	148,000	117,646
	Oriental Pearl Group Co. Ltd., Class A	141,200	207,526
*	Ourpalm Co. Ltd., Class A	55,500	40,785
*	Pacific Securities Co. Ltd., Class A	394,700	213,504
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	399,800	214,205
*	Pantum Technology Co. Ltd.	13,551	38,152
*	PDD Holdings, Inc., ADR	554,021	55,335,617
*	Pengxin International Mining Co. Ltd., Class A	134,500	162,841
	People.cn Co. Ltd., Class A	52,100	145,152
	People's Insurance Co. Group of China Ltd. , Class H	9,413,000	6,440,527
	Perfect World Co. Ltd., Class A	64,785	144,646
	PetroChina Co. Ltd., Class H	18,890,000	29,138,090
	PhiChem Corp., Class A	35,700	160,076
	PICC Property & Casualty Co. Ltd., Class H	6,269,198	11,324,444
	Ping An Bank Co. Ltd., Class A	839,600	1,413,159
	Ping An Insurance Group Co. of China Ltd., Class H	5,357,000	43,542,221
	Piotech, Inc., Class A	6,496	425,921
	POCO Holding Co. Ltd., Class A	15,000	214,229
*	Polaris Bay Group Co. Ltd., Class A	38,100	35,111
	Poly Developments & Holdings Group Co. Ltd., Class A	71,200	64,153
#Ω	Pop Mart International Group Ltd.	451,800	9,195,852
Ω	Postal Savings Bank of China Co. Ltd., Class H	7,311,000	4,701,134
		Shares	Value»
CHINA — (Continued)
	Power Construction Corp. of China Ltd., Class A	1,073,311	$880,347
*	Qi An Xin Technology Group, Inc., Class A	36,567	162,281
	Qingdao East Steel Tower Stock Co. Ltd., Class A	75,600	266,601
	Qingdao Gon Technology Co. Ltd., Class A	5,800	45,019
	Qingdao Hanhe Cable Co. Ltd., Class A	79,800	102,193
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	5,000	51,217
	Qingdao Rural Commercial Bank Corp., Class A	379,429	168,867
	Qingdao Sentury Tire Co. Ltd., Class A	21,500	54,265
	Qingdao TGOOD Electric Co. Ltd., Class A	54,800	237,965
*	Qinghai Salt Lake Industry Co. Ltd., Class A	201,400	1,167,478
*	QuantumCTek Co. Ltd., Class A	1,626	136,656
	Quectel Wireless Solutions Co. Ltd., Class A	13,000	138,256
	Range Intelligent Computing Technology Group Co. Ltd., Class A	38,200	503,007
	Raytron Technology Co. Ltd., Class A	21,575	463,125
	Red Avenue New Materials Group Co. Ltd., Class A	24,139	191,419
*	Risen Energy Co. Ltd., Class A	32,300	84,378
	Riyue Heavy Industry Co. Ltd., Class A	20,200	37,821
	RoboTechnik Intelligent Technology Co. Ltd., Class A	3,100	221,075
	Rockchip Electronics Co. Ltd., Class A	15,600	421,068

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Rongsheng Petrochemical Co. Ltd., Class A	521,394	$1,067,745
*	Roshow Technology Co. Ltd., Class A	37,082	41,846
*	Ruyi Film Entertainment Co. Ltd., Class A	123,900	183,904
*	Sai Micro Electronics, Inc., Class A	29,700	200,884
	Sailun Group Co. Ltd., Class A	250,100	511,127
	Sanan Optoelectronics Co. Ltd., Class A	211,300	423,801
	Sangfor Technologies, Inc., Class A	11,400	197,020
	Sany Heavy Industry Co. Ltd., Class A	286,434	855,633
	Satellite Chemical Co. Ltd., Class A	303,861	1,318,711
	SDIC Capital Co. Ltd., Class A	211,204	207,976
	SDIC Power Holdings Co. Ltd., Class A	282,500	563,406
	Sealand Securities Co. Ltd., Class A	313,590	180,094
*	Seazen Holdings Co. Ltd., Class A	99,000	214,532
	Seres Group Co. Ltd., Class A	57,600	751,609
	SF Holding Co. Ltd. 002352 C2, Class A	143,161	779,055
#	SF Holding Co. Ltd. 6936 HK, Class H	12,200	55,384
	SG Micro Corp., Class A	15,369	208,028
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd., Class A	22,100	112,475
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	267,410	153,227
	Shaanxi Coal Industry Co. Ltd., Class A	638,500	2,440,799
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	261,800	133,507
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	239,450	367,011
		Shares	Value»
CHINA — (Continued)
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	69,400	$165,629
	Shandong Dongyue Silicone Material Co. Ltd., Class A	61,632	137,469
Ω	Shandong Gold Mining Co. Ltd., Class H	723,500	2,650,249
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	68,300	876,735
	Shandong Hi-speed Co. Ltd., Class A	103,100	161,372
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	787,615
	Shandong Humon Smelting Co. Ltd., Class A	92,100	225,249
	Shandong Nanshan Aluminum Co. Ltd., Class A	760,210	601,794
	Shandong Publishing & Media Co. Ltd., Class A	27,200	29,697
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	572,772
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	19,800	245,580
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	30,800	65,761
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	47,200	107,014
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	32,242	438,817
	Shanghai AtHub Co. Ltd., Class A	46,500	253,138
	Shanghai Bailian Group Co. Ltd., Class A	19,300	23,386
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	37,436	104,422

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Baosight Software Co. Ltd., Class A	99,218	$330,613
	Shanghai Belling Co. Ltd., Class A	18,000	76,046
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	14,480	301,678
	Shanghai Chinafortune Co. Ltd., Class A	61,600	127,987
	Shanghai Construction Group Co. Ltd., Class A	614,976	243,649
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	101,800	164,020
*	Shanghai DZH Ltd., Class A	46,200	69,673
*	Shanghai Electric Group Co. Ltd., Class H	2,092,000	1,045,817
	Shanghai Electric Power Co. Ltd., Class A	150,900	376,367
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	17,500	42,951
	Shanghai Huace Navigation Technology Ltd., Class A	44,660	207,918
	Shanghai Huafon Aluminium Corp., Class A	80,800	219,819
	Shanghai Huayi Group Co. Ltd., Class A	131,700	210,480
	Shanghai Jahwa United Co. Ltd., Class A	7,500	22,141
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	70,300	263,121
	Shanghai Lingang Holdings Corp. Ltd., Class A	50,060	66,074
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	39,820	48,077
		Shares	Value»
CHINA — (Continued)
	Shanghai M&G Stationery, Inc., Class A	53,669	$193,122
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	52,000	184,275
	Shanghai Moons' Electric Co. Ltd., Class A	12,900	112,801
	Shanghai Pret Composites Co. Ltd., Class A	58,700	126,203
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,197,462
	Shanghai Putailai New Energy Technology Group Co. Ltd.	77,056	410,810
	Shanghai Rural Commercial Bank Co. Ltd., Class A	361,900	475,258
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	15,700	22,084
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	12,800	178,241
*	Shanghai Stonehill Technology Co. Ltd., Class A	222,300	282,095
	Shanghai Tunnel Engineering Co. Ltd., Class A	245,100	213,548
	Shanghai Vital Microtech Co. Ltd.	57,500	233,216
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	84,519	61,076
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	73,200	394,962
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	223,800	178,001
	Shanghai Zhonggu Logistics Co. Ltd., Class A	180,399	286,716
	Shanjin International Gold Co. Ltd., Class A	195,817	752,203

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shannon Semiconductor Technology Co. Ltd., Class A	16,500	$427,380
	Shantui Construction Machinery Co. Ltd., Class A	94,700	165,661
	Shanxi Coal International Energy Group Co. Ltd., Class A	131,800	272,044
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	324,930	334,712
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	219,930	521,278
*	Shanxi Meijin Energy Co. Ltd., Class A	67,417	44,103
	Shanxi Securities Co. Ltd., Class A	195,180	161,882
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	323,500	201,875
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	49,707	1,042,834
	Sharetronic Data Technology Co. Ltd., Class A	20,132	773,479
	Shenergy Co. Ltd., Class A	286,800	380,600
	Shengda Resources Co. Ltd., Class A	35,900	193,613
	Shenghe Resources Holding Co. Ltd., Class A	80,000	307,085
	Shengyi Electronics Co. Ltd., Class A	24,628	400,574
	Shengyi Technology Co. Ltd., Class A	91,000	1,031,579
	Shennan Circuits Co. Ltd., Class A	25,399	1,176,375
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,430,400	511,563
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	13,300	135,577
	Shares	Value»
CHINA — (Continued)
Shenzhen Agricultural Power Group Co. Ltd., Class A	84,600	$91,567
Shenzhen Airport Co. Ltd., Class A	23,600	24,677
Shenzhen Aisidi Co. Ltd., Class A	83,700	169,319
Shenzhen Capchem Technology Co. Ltd., Class A	47,840	487,452
Shenzhen Energy Group Co. Ltd., Class A	144,019	144,436
Shenzhen Envicool Technology Co. Ltd., Class A	30,455	425,917
Shenzhen Everwin Precision Technology Co. Ltd., Class A	77,700	381,561
Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	61,300	250,028
Shenzhen Forms Syntron Information Co. Ltd.	8,900	37,227
Shenzhen Fortune Trend Technology Co. Ltd., Class A	6,322	103,408
Shenzhen FRD Science & Technology Co. Ltd., Class A	30,700	162,222
Shenzhen Gas Corp. Ltd., Class A	153,700	156,000
Shenzhen Goodix Technology Co. Ltd., Class A	16,200	154,599
Shenzhen H&T Intelligent Control Co. Ltd., Class A	34,700	161,267
Shenzhen Honor Electronic Co. Ltd., Class A	5,300	318,302
Shenzhen Hopewind Electric Co. Ltd., Class A	5,000	32,298
Shenzhen Huaqiang Industry Co. Ltd., Class A	54,600	296,339

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Infogem Technologies Co. Ltd., Class A	4,400	$24,187
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	408,234
	Shenzhen JPT Opto-Electronics Co. Ltd., Class A	4,151	217,105
	Shenzhen Kaifa Technology Co. Ltd., Class A	83,800	361,779
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	21,520	44,538
	Shenzhen Kedali Industry Co. Ltd., Class A	19,166	539,601
	Shenzhen Kinwong Electronic Co. Ltd., Class A	71,964	749,538
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	31,000	213,730
	Shenzhen Megmeet Electrical Co. Ltd., Class A	7,400	131,631
	Shenzhen MTC Co. Ltd., Class A	377,400	613,516
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	359,480	119,297
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	45,500	342,693
	Shenzhen SC New Energy Technology Corp., Class A	24,759	339,915
*	Shenzhen SDG Information Co. Ltd., Class A	28,700	76,347
	Shenzhen SED Industry Co. Ltd., Class A	70,500	179,283
	Shenzhen Senior Technology Material Co. Ltd., Class A	93,752	227,424
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	266,276
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunway Communication Co. Ltd., Class A	40,400	$542,467
	Shenzhen Topband Co. Ltd., Class A	87,600	137,685
	Shenzhen Transsion Holdings Co. Ltd., Class A	40,471	342,633
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	65,400	219,284
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	224,100	148,728
	Shenzhen Yinghe Technology Co. Ltd., Class A	41,400	176,855
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	30,700	73,472
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	74,571	413,987
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	6,200	88,208
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	304,014	302,791
	Shenzhou International Group Holdings Ltd.	222,100	1,353,792
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	55,600	140,736
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	16,856	42,204
*	Siasun Robot & Automation Co. Ltd., Class A	62,200	136,958
	Sichuan Changhong Electric Co. Ltd., Class A	269,105	345,553
	Sichuan Chuantou Energy Co. Ltd., Class A	169,300	379,742

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Development Lomon Co. Ltd., Class A	115,700	$185,935
	Sichuan EM Technology Co. Ltd., Class A	51,700	298,637
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	625,500	272,059
*	Sichuan Hexie Shuangma Co. Ltd., Class A	45,400	177,848
*	Sichuan Hongda Co. Ltd., Class A	62,800	167,647
	Sichuan Jiuzhou Electric Co. Ltd., Class A	40,500	76,047
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	107,801	546,324
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	18,700	1,131,109
	Sichuan New Energy Power Co. Ltd., Class A	119,900	307,124
	Sichuan Road & Bridge Group Co. Ltd., Class A	429,140	514,905
	Sichuan Yahua Industrial Group Co. Ltd., Class A	60,500	272,117
	Sineng Electric Co. Ltd., Class A	27,800	155,029
	Sino Biopharmaceutical Ltd.	10,703,500	7,450,317
*	Sinochem International Corp., Class A	63,500	42,803
	Sinofibers Technology Co. Ltd., Class A	26,900	146,077
	Sinolink Securities Co. Ltd., Class A	166,800	220,030
	Sinoma International Engineering Co., Class A	221,900	304,005
	Sinoma Science & Technology Co. Ltd., Class A	79,594	647,291
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	236,400	149,044
	Shares	Value»
CHINA — (Continued)
Sinomach Precision Industry Group Co. Ltd., Class A	23,800	$182,809
Sinomine Resource Group Co. Ltd., Class A	26,700	356,954
Sino-Platinum Metals Co. Ltd., Class A	57,200	169,034
Sinotruk Hong Kong Ltd.	562,500	2,766,772
Sinotruk Jinan Truck Co. Ltd., Class A	89,500	286,726
Skshu Paint Co. Ltd., Class A	31,289	195,668
Songcheng Performance Development Co. Ltd., Class A	121,800	137,692
SooChow Securities Co. Ltd., Class A	145,050	171,245
Southwest Securities Co. Ltd., Class A	109,536	68,154
SPIC Green Energy Co. Ltd., Class A	200,600	191,644
SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	140,731
Spring Airlines Co. Ltd., Class A	52,800	365,274
StarPower Semiconductor Ltd., Class A	12,760	194,702
State Grid Information & Communication Co. Ltd., Class A	70,300	176,767
State Grid Yingda Co. Ltd., Class A	211,600	184,328
STO Express Co. Ltd., Class A	117,700	282,213
Sumec Corp. Ltd., Class A	105,400	189,076
Sungrow Power Supply Co. Ltd., Class A	78,920	1,604,915
Sunresin New Materials Co. Ltd., Class A	25,400	238,147
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	5,234	56,383
Suntak Technology Co. Ltd., Class A	90,300	184,814

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunwoda Electronic Co. Ltd., Class A	66,300	$268,397
	SUPCON Technology Co. Ltd., Class A	26,443	308,344
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	139,000	3,831,199
	Suzhou Maxwell Technologies Co. Ltd., Class A	14,461	509,603
	Suzhou TFC Optical Communication Co. Ltd., Class A	31,360	1,417,640
	Suzhou Veichi Electric Co. Ltd., Class A	2,731	27,575
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	7,983	122,061
	T&S Communications Co. Ltd., Class A	10,800	215,988
*	Talkweb Information System Co. Ltd., Class A	26,200	137,050
	TangShan Port Group Co. Ltd., Class A	531,500	361,915
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	133,300	151,661
	Tasly Pharmaceutical Group Co. Ltd., Class A	119,940	265,893
	TBEA Co. Ltd., Class A	291,720	1,154,708
	TCL Technology Group Corp., Class A	1,182,998	740,879
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	176,325	224,325
	TDG Holdings Co. Ltd., Class A	75,100	307,793
	Tencent Holdings Ltd.	2,822,300	171,404,589
	Tencent Music Entertainment Group, ADR	544,803	4,995,844
	Thunder Software Technology Co. Ltd., Class A	12,900	121,507
	Tian Di Science & Technology Co. Ltd., Class A	381,520	318,322
		Shares	Value»
CHINA — (Continued)
*	Tianfeng Securities Co. Ltd., Class A	342,800	$180,783
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	26,400	157,263
	Tianjin Port Co. Ltd., Class A	35,304	24,537
*	Tianma Microelectronics Co. Ltd., Class A	186,755	208,746
	Tianneng Battery Group Co. Ltd., Class A	23,919	107,108
#*	Tianqi Lithium Corp., Class H	147,600	1,258,725
	Tianshan Aluminum Group Co. Ltd., Class A	367,400	903,397
*	TianShan Material Co. Ltd., Class A	57,900	39,486
	Tianshui Huatian Technology Co. Ltd., Class A	229,800	443,365
	Tibet Huayu Mining Co. Ltd., Class A	44,300	186,849
	Tibet Mineral Development Co. Ltd., Class A	18,500	105,615
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,810	22,563
	Tinergy Chemical Co. Ltd., Class A	37,235	25,044
	Titan Wind Energy Suzhou Co. Ltd., Class A	84,400	149,007
	TongFu Microelectronics Co. Ltd., Class A	117,200	890,325
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	111,500	150,996
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	20,200	72,816
	Tongkun Group Co. Ltd., Class A	147,609	524,326
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	120,200	230,338

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	$919,475
*	Tongwei Co. Ltd., Class A	184,500	472,891
*	Tonze New Energy Technology Co. Ltd., Class A	23,400	131,137
	Topchoice Medical Corp., Class A	26,811	166,044
	Transfar Zhilian Co. Ltd., Class A	165,100	141,287
*	Trina Solar Co. Ltd., Class A	9,490	24,204
	Trip.com Group Ltd. (9961 HK)	101,650	5,488,995
	Trip.com Group Ltd. (TCOM US), ADR	293,024	15,884,831
*	TRS Information Technology Corp. Ltd., Class A	23,800	62,625
*	Tsinghua Tongfang Co. Ltd., Class A	160,300	188,232
	Tsingtao Brewery Co. Ltd., Class H	74,000	511,607
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	21,199	241,679
	Unisplendour Corp. Ltd., Class A	112,760	531,376
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	90,789	505,754
	Valiant Co. Ltd., Class A	10,500	25,585
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	4,400	16,728
*	Venustech Group, Inc., Class A	40,400	92,693
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	5,590	233,045
	Victory Giant Technology Huizhou Co. Ltd., Class A	56,100	2,741,582
	Visual China Group Co. Ltd., Class A	36,000	115,603
	Walvax Biotechnology Co. Ltd., Class A	91,600	174,819
		Shares	Value»
CHINA — (Continued)
	Wangsu Science & Technology Co. Ltd., Class A	138,500	$327,055
	Wanhua Chemical Group Co. Ltd., Class A	180,000	2,366,656
	Wanxiang Qianchao Co. Ltd., Class A	184,000	436,752
	Wasu Media Holding Co. Ltd., Class A	37,800	41,070
	Weichai Power Co. Ltd., Class H	2,380,800	11,834,689
	Weifu High-Technology Group Co. Ltd., Class A	48,000	137,779
	Weihai Guangwei Composites Co. Ltd., Class A	40,326	195,299
	Wens Foodstuff Group Co. Ltd., Class A	432,260	1,040,164
	Western Metal Materials Co. Ltd., Class A	18,300	171,516
	Western Mining Co. Ltd., Class A	168,200	735,232
	Western Region Gold Co. Ltd., Class A	41,400	199,034
	Western Securities Co. Ltd., Class A	238,600	251,695
	Western Superconducting Technologies Co. Ltd., Class A	29,292	278,622
	Wharf Holdings Ltd.	122,000	403,921
	Willfar Information Technology Co. Ltd., Class A	25,730	141,378
*	Wingtech Technology Co. Ltd., Class A	18,548	76,324
	Winner Medical Co. Ltd., Class A	15,277	70,139
	Winning Health Technology Group Co. Ltd., Class A	125,560	159,049
	Wolong Electric Group Co. Ltd., Class A	94,240	523,865
	Wuchan Zhongda Group Co. Ltd., Class A	358,650	269,402
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	16,100	247,638

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Wuhan Guide Infrared Co. Ltd., Class A	44,693	$97,409
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	8,600	183,763
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	26,200	138,152
	Wuhu Token Science Co. Ltd., Class A	173,000	166,630
	Wuliangye Yibin Co. Ltd., Class A	254,106	3,614,833
	WUS Printed Circuit Kunshan Co. Ltd., Class A	117,900	1,794,820
Ω	WuXi AppTec Co. Ltd., Class H	356,660	6,265,768
	Wuxi Autowell Technology Co. Ltd., Class A	13,928	167,279
*Ω	Wuxi Biologics Cayman, Inc.	2,908,000	12,425,145
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	24,300	198,352
	Wuxi NCE Power Co. Ltd., Class A	21,100	126,423
	Wuxi Taiji Industry Ltd. Co., Class A	165,700	235,527
	XCMG Construction Machinery Co. Ltd., Class A	636,270	929,512
	XGD, Inc., Class A	7,000	22,777
	Xiamen Amoytop Biotech Co. Ltd., Class A	21,336	182,060
	Xiamen Bank Co. Ltd., Class A	213,800	241,314
	Xiamen C & D, Inc., Class A	162,900	226,817
	Xiamen Changelight Co. Ltd., Class A	25,000	121,881
	Xiamen Faratronic Co. Ltd., Class A	18,500	320,777
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	17,700	93,225
	Xiamen Intretech, Inc., Class A	40,100	113,333
	Xiamen ITG Group Corp. Ltd., Class A	26,700	24,195
		Shares	Value»
CHINA — (Continued)
	Xiamen Leading Optics Co. Ltd., Class A	11,000	$78,062
	Xiamen Tungsten Co. Ltd., Class A	117,280	997,847
	Xiamen Xiangyu Co. Ltd., Class A	206,400	218,346
	Xi'an Bright Laser Technologies Co. Ltd., Class A	12,047	155,101
	Xi'An Shaangu Power Co. Ltd., Class A	127,500	171,693
	Xi'an Triangle Defense Co. Ltd., Class A	25,000	109,272
*	Xiangcai Co. Ltd., Class A	122,300	159,800
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	63,200	114,619
	Xianhe Co. Ltd., Class A	54,500	175,779
*Ω	Xiaomi Corp., Class B	8,691,400	32,611,869
	Xinfengming Group Co. Ltd., Class A	138,600	376,815
*	Xinjiang Daqo New Energy Co. Ltd., Class A	84,156	276,244
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	195,500	198,386
	Xinxiang Richful Lube Additive Co. Ltd., Class A	23,900	163,198
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	260,600	176,046
	Xizang Zhufeng Resources Co. Ltd., Class A	66,200	269,501
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	15,800	40,848
*	XPeng, Inc., Class A	806,800	6,448,361
	Xuji Electric Co. Ltd., Class A	72,200	267,720
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	145,000	3,738,669
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	32,800	366,528

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yankershop Food Co. Ltd., Class A	11,500	$98,969
	Yankuang Energy Group Co. Ltd., Class H	3,732,300	7,830,956
	Yantai Eddie Precision Machinery Co. Ltd., Class A	49,800	169,628
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	67,155	1,349,730
	Yealink Network Technology Corp. Ltd., Class A	60,976	326,476
	Yifeng Pharmacy Chain Co. Ltd., Class A	43,880	149,156
	Yonfer Agricultural Technology Co. Ltd., Class A	103,600	231,453
*	Yonghui Superstores Co. Ltd., Class A	287,400	162,231
	YongXing Special Materials Technology Co. Ltd., Class A	32,970	422,008
*	Yonyou Network Technology Co. Ltd., Class A	83,600	143,553
	Youngor Fashion Co. Ltd., Class A	231,604	260,762
	Youngy Co. Ltd., Class A	9,200	146,882
	YTO Express Group Co. Ltd., Class A	218,962	689,890
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	39,810	53,272
	Yum China Holdings, Inc. (9987 HK)	145,200	7,105,107
	Yum China Holdings, Inc. (YUMC US)	240,624	11,658,233
	YUNDA Holding Group Co. Ltd., Class A	45,090	51,921
	Yunnan Aluminium Co. Ltd., Class A	320,700	1,507,711
	Yunnan Baiyao Group Co. Ltd., Class A	49,040	381,397
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	577,200	763,275
	Yunnan Copper Co. Ltd., Class A	223,600	632,367
		Shares	Value»
CHINA — (Continued)
*	Yunnan Energy New Material Group Co. Ltd., Class A	36,362	$444,613
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	25,900	266,787
	Yunnan Tin Co. Ltd., Class A	166,800	871,619
	Yunnan Yuntianhua Co. Ltd., Class A	103,600	550,585
	Zangge Mining Co. Ltd., Class A	52,700	694,842
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	17,550	368,743
	Zhaojin Mining Industry Co. Ltd., Class H	1,326,500	4,873,963
	Zhefu Holding Group Co. Ltd., Class A	354,923	275,145
*	Zhejiang Century Huatong Group Co. Ltd., Class A	222,400	522,757
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	455,375
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	6,000	62,152
	Zhejiang China Commodities City Group Co. Ltd., Class A	311,679	607,403
	Zhejiang Chint Electrics Co. Ltd., Class A	117,221	563,459
	Zhejiang Crystal-Optech Co. Ltd., Class A	84,800	412,245
	Zhejiang Dahua Technology Co. Ltd., Class A	105,613	287,294
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	91,700	177,078
	Zhejiang Dingli Machinery Co. Ltd., Class A	10,170	82,355

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	21,900	$21,213
	Zhejiang Hailiang Co. Ltd., Class A	96,700	255,288
	Zhejiang HangKe Technology, Inc. Co., Class A	25,356	118,997
	Zhejiang Huace Film & Television Co. Ltd., Class A	27,300	35,060
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	103,140	246,424
	Zhejiang Huayou Cobalt Co. Ltd., Class A	64,611	636,201
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	6,900	51,702
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	64,600	404,341
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	10,900	23,630
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	85,717
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	89,600	395,713
	Zhejiang Juhua Co. Ltd., Class A	222,400	1,197,750
	Zhejiang Lante Optics Co. Ltd., Class A	22,256	251,261
	Zhejiang Longsheng Group Co. Ltd., Class A	124,200	239,073
	Zhejiang Medicine Co. Ltd., Class A	68,900	147,199
	Zhejiang NHU Co. Ltd., Class A	254,788	1,300,667
	Zhejiang Orient Holdings Group Co. Ltd., Class A	181,100	149,166
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	67,794	469,956
		Shares	Value»
CHINA — (Continued)
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	26,200	$251,134
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	24,800	143,692
	Zhejiang Supor Co. Ltd., Class A	17,054	117,600
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	114,100	228,716
	Zhejiang Wanma Co. Ltd., Class A	57,500	109,232
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	136,103	428,726
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	101,434	164,655
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	6,600	24,631
	Zhejiang XCC Group Co. Ltd., Class A	16,000	157,236
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	93,400	171,683
	Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	385,520
*	Zhejiang Yongtai Technology Co. Ltd., Class A	28,400	102,350
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	14,640	113,475
	Zhende Medical Co. Ltd., Class A	14,000	188,939
	Zheshang Securities Co. Ltd., Class A	18,863	27,291
*	Zhewen Interactive Group Co. Ltd., Class A	68,600	101,111
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	57,700	90,795
	Zhongji Innolight Co. Ltd., Class A	41,237	5,207,111

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongjin Gold Corp. Ltd., Class A	392,300	$1,504,418
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	8,300	41,040
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	142,700	196,847
	Zhongshan Public Utilities Group Co. Ltd., Class A	103,000	177,083
	Zhongtai Securities Co. Ltd., Class A	371,000	327,801
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	23,700	170,743
	Zhuzhou Kibing Group Co. Ltd., Class A	139,401	129,558
*	Zhuzhou Smelter Group Co. Ltd., Class A	73,400	287,341
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	214,600	207,159
	Zijin Mining Group Co. Ltd., Class H	5,015,000	23,289,652
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	36,000	36,255
#	ZTE Corp., Class H	667,085	2,141,420
	ZTO Express Cayman, Inc. (2057 HK)	245,350	6,216,886
	ZTO Express Cayman, Inc. (ZTO US), ADR	244,606	6,259,468
TOTAL CHINA			1,653,729,741
COLOMBIA — (0.1%)
	Cementos Argos SA	216,110	706,807
	Grupo Argos SA	258,107	1,120,819
	Grupo Aval Acciones y Valores SA, ADR	3,517	15,686
	Grupo Cibest SA CIB US, ADR	47,711	3,253,413
	Grupo Cibest SA CIBEST CB	147,787	3,064,197
	Grupo de Inversiones Suramericana SA	66,026	930,192
	Grupo Energia Bogota SA ESP	1,037,070	867,909
	Shares	Value»
COLOMBIA — (Continued)
Interconexion Electrica SA ESP	257,551	$1,991,894
TOTAL COLOMBIA		11,950,917
CZECH REPUBLIC — (0.1%)
CEZ AS	91,935	5,300,033
Komercni Banka AS	56,670	3,019,364
TOTAL CZECH REPUBLIC		8,319,397
EGYPT — (0.1%)
Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,634,917	4,098,683
Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	134,573	334,414
TOTAL EGYPT		4,433,097
GREECE — (0.5%)
# Allwyn AG	107,743	1,538,685
Alpha Bank SA	1,758,982	7,059,198
Athens International Airport SA	10,911	124,413
Cenergy Holdings SA	13,968	393,155
Eurobank SA	1,681,269	7,315,288
GEK Terna SA	6,380	306,601
Hellenic Telecommunications Organization SA	97,050	2,074,912
#* Metlen Energy & Metals PLC	74,839	3,077,408
Motor Oil Hellas Corinth Refineries SA	40,122	1,790,858
National Bank of Greece SA	384,309	6,090,599
Piraeus Bank SA	535,170	5,066,480
Public Power Corp. SA	126,057	2,676,520
Titan SA (TITC GA)	23,742	1,276,189
TOTAL GREECE		38,790,306
HUNGARY — (0.4%)
MOL Hungarian Oil & Gas PLC	463,711	6,193,415
OTP Bank Nyrt	125,562	16,841,493
Richter Gedeon Nyrt	123,338	5,202,364
TOTAL HUNGARY		28,237,272

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (12.7%)
	360 ONE WAM Ltd.	171,402	$1,885,098
	3M India Ltd.	1,562	550,672
	ABB India Ltd.	26,388	2,023,873
	ACC Ltd.	30,414	455,905
*	Adani Energy Solutions Ltd.	216,444	3,083,327
	Adani Enterprises Ltd. ADE IN	45,622	1,164,819
*	Adani Green Energy Ltd.	131,892	1,722,182
	Adani Ports & Special Economic Zone Ltd.	402,117	7,143,142
*	Adani Power Ltd.	3,090,330	7,279,256
	Adani Total Gas Ltd.	113,975	766,290
*	Aditya Birla Capital Ltd.	835,604	3,060,539
*	Aditya Birla Lifestyle Brands Ltd.	177,988	194,362
	AIA Engineering Ltd.	17,226	720,177
	Ajanta Pharma Ltd.	32,287	965,601
	Alkem Laboratories Ltd.	35,147	2,016,705
	Ambuja Cements Ltd.	409,686	1,925,743
	Apar Industries Ltd.	15,600	2,042,711
	APL Apollo Tubes Ltd.	162,807	3,286,359
	Apollo Hospitals Enterprise Ltd.	74,506	6,024,813
	Ashok Leyland Ltd.	4,027,856	6,942,678
	Asian Paints Ltd.	197,685	5,141,157
Ω	Aster DM Healthcare Ltd.	73,313	548,475
	Astral Ltd.	88,885	1,443,040
Ω	AU Small Finance Bank Ltd.	395,786	4,240,552
	Aurobindo Pharma Ltd.	288,162	4,228,554
*Ω	Avenue Supermarts Ltd.	35,843	1,750,726
	Axis Bank Ltd. (AXSB IN)	1,416,092	19,101,253
	Bajaj Auto Ltd.	50,149	5,322,338
	Bajaj Finance Ltd.	1,665,720	16,592,667
	Bajaj Finserv Ltd.	240,357	4,432,025
	Bajaj Holdings & Investment Ltd.	33,140	3,594,733
	Balkrishna Industries Ltd.	93,488	2,139,032
	Bank of Baroda	904,824	2,530,620
	Bank of India	561,814	833,979
	Bank of Maharashtra	1,454,625	1,210,391
	Berger Paints India Ltd.	198,042	988,148
	Bharat Dynamics Ltd.	17,489	254,318
	Bharat Electronics Ltd.	1,934,297	8,840,710
		Shares	Value»
INDIA — (Continued)
	Bharat Forge Ltd.	261,827	$5,242,628
	Bharat Heavy Electricals Ltd.	809,243	3,017,066
	Bharat Petroleum Corp. Ltd.	1,234,414	3,946,944
	Bharti Airtel Ltd.	1,645,836	32,973,376
	Biocon Ltd.	378,817	1,436,980
	Blue Star Ltd.	90,802	1,712,946
	Bosch Ltd.	4,147	1,584,332
	Britannia Industries Ltd.	76,394	4,615,338
	BSE Ltd.	148,818	5,739,334
	Canara Bank	1,973,841	2,818,195
	CG Power & Industrial Solutions Ltd.	541,263	4,653,049
	Cholamandalam Financial Holdings Ltd.	33,515	548,738
	Cholamandalam Investment & Finance Co. Ltd.	429,365	7,152,302
	Cipla Ltd.	483,014	6,670,278
	Coal India Ltd.	930,060	4,731,790
Ω	Cochin Shipyard Ltd.	18,014	332,026
	Coforge Ltd.	230,890	2,940,092
	Colgate-Palmolive India Ltd.	122,914	2,728,063
	Container Corp. of India Ltd.	213,239	1,147,507
	Coromandel International Ltd.	112,977	2,386,055
	CRISIL Ltd.	1,167	52,849
	Cummins India Ltd.	102,595	5,719,696
	Dabur India Ltd.	368,429	1,724,755
	Dalmia Bharat Ltd.	43,127	868,952
*	Delhivery Ltd.	187,681	927,371
	Divi's Laboratories Ltd.	68,881	4,743,568
	Dixon Technologies India Ltd.	27,187	3,234,948
	DLF Ltd.	440,685	2,743,803
#	Dr. Reddy's Laboratories Ltd., ADR	511,886	6,982,125
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	122,796	1,717,676
	Eicher Motors Ltd.	114,941	8,649,937
Ω	Endurance Technologies Ltd.	25,870	639,159
	Escorts Kubota Ltd.	17,920	621,882
*	Eternal Ltd.	1,053,757	2,760,152
	Federal Bank Ltd.	1,697,986	5,174,510
	Fortis Healthcare Ltd.	297,272	2,904,502

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	FSN E-Commerce Ventures Ltd.	1,051,809	$2,974,734
	GAIL India Ltd. (GAID LI), GDR	46,634	494,734
	GAIL India Ltd. (GAIL IN)	2,001,507	3,472,772
	GE Vernova T&D India Ltd.	123,114	5,802,881
	GlaxoSmithKline Pharmaceuticals Ltd.	33,256	825,383
	Glenmark Pharmaceuticals Ltd.	167,443	4,247,036
*	GMR Airports Ltd.	2,072,479	2,107,973
	Godfrey Phillips India Ltd.	30,767	735,060
	Godrej Consumer Products Ltd.	250,207	2,835,538
*	Godrej Industries Ltd.	6,786	68,231
*	Godrej Properties Ltd.	101,763	1,972,647
	Grasim Industries Ltd.	217,483	6,430,224
	Gujarat Fluorochemicals Ltd.	17,400	660,910
	Havells India Ltd.	140,576	1,844,637
	HCL Technologies Ltd.	748,715	9,541,127
Ω	HDFC Asset Management Co. Ltd.	164,362	4,728,229
	HDFC Bank Ltd.	4,008,105	32,912,141
Ω	HDFC Life Insurance Co. Ltd.	311,608	1,942,458
	Hero MotoCorp Ltd. (HMCL IN)	148,958	8,066,592
	Hindalco Industries Ltd.	1,268,841	13,926,799
	Hindustan Aeronautics Ltd.	133,522	6,117,948
	Hindustan Copper Ltd.	232,601	1,332,769
	Hindustan Petroleum Corp. Ltd.	828,280	3,284,071
	Hindustan Unilever Ltd.	302,576	7,202,966
	Hitachi Energy India Ltd.	7,055	2,507,544
	Housing & Urban Development Corp. Ltd.	301,031	714,825
	Hyundai Motor India Ltd.	64,753	1,253,147
		Shares	Value»
INDIA — (Continued)
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	$17,283,194
	ICICI Bank Ltd. (ICICIBC IN)	2,117,842	28,469,643
Ω	ICICI Lombard General Insurance Co. Ltd.	138,501	2,580,517
Ω	ICICI Prudential Life Insurance Co. Ltd.	177,682	963,776
	IDFC First Bank Ltd.	2,456,209	1,815,006
	Indian Bank	219,416	1,973,665
	Indian Hotels Co. Ltd.	571,497	3,864,033
	Indian Oil Corp. Ltd.	2,031,413	3,062,213
	Indian Railway Catering & Tourism Corp. Ltd.	238,383	1,366,655
Ω	Indian Railway Finance Corp. Ltd.	1,076,163	1,195,164
*	Indus Towers Ltd.	1,387,394	6,020,615
*	IndusInd Bank Ltd.	374,271	3,649,656
	Info Edge India Ltd.	236,034	2,425,476
	Infosys Ltd. (INFO IN)	2,050,258	25,828,407
#	Infosys Ltd. (INFY US), Sponsored ADR	292,788	3,648,138
Ω	InterGlobe Aviation Ltd.	158,023	7,224,833
	Ipca Laboratories Ltd.	74,061	1,195,640
	ITC Ltd.	1,903,271	6,343,055
	JB Chemicals & Pharmaceuticals Ltd.	54,507	1,178,849
	Jindal Stainless Ltd.	394,916	3,215,846
	Jindal Steel Ltd.	460,508	5,992,183
	Jio Financial Services Ltd.	1,848,237	4,834,688
	JK Cement Ltd.	25,494	1,430,901
	JSW Energy Ltd.	426,050	2,526,189
	JSW Steel Ltd.	562,687	7,523,525
	Jubilant Foodworks Ltd.	251,454	1,273,597
	Kalyan Jewellers India Ltd.	6,886	30,126
	KEI Industries Ltd.	36,348	1,877,374
	Kotak Mahindra Bank Ltd.	2,034,300	8,271,555
	L&T Finance Ltd.	591,068	1,757,988
Ω	L&T Technology Services Ltd.	7,612	293,727
	Larsen & Toubro Ltd.	407,984	17,361,308
Ω	Laurus Labs Ltd.	285,414	3,349,055
	Linde India Ltd.	11,530	896,375
	Lloyds Metals & Energy Ltd.	94,251	1,753,381
Ω	Lodha Developers Ltd.	213,133	2,021,659

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	LTM Ltd.	50,591	$2,294,224
	Lupin Ltd.	242,314	5,941,152
	Mahindra & Mahindra Financial Services Ltd.	504,361	1,662,744
	Mahindra & Mahindra Ltd.	793,184	25,986,540
	Malco Energy Ltd.	1,388,095	495,635
	Mangalore Refinery & Petrochemicals Ltd.	113,128	201,484
	Mankind Pharma Ltd.	69,237	1,646,043
	Marico Ltd.	528,814	4,335,660
	Maruti Suzuki India Ltd.	61,939	8,742,338
*	Max Financial Services Ltd.	131,466	2,210,092
	Max Healthcare Institute Ltd.	448,222	4,710,990
	Mazagon Dock Shipbuilders Ltd.	14,184	410,999
	Motherson Sumi Wiring India Ltd.	614,101	265,802
	Motilal Oswal Financial Services Ltd.	72,700	621,226
	Mphasis Ltd.	124,074	2,993,318
	MRF Ltd.	2,197	3,020,170
	Multi Commodity Exchange of India Ltd.	122,916	3,869,328
	Muthoot Finance Ltd.	229,466	8,333,819
	Narayana Hrudayalaya Ltd.	77,337	1,449,182
	National Aluminium Co. Ltd.	879,330	3,683,751
	Navin Fluorine International Ltd.	20,543	1,481,131
	Nestle India Ltd.	384,606	5,946,451
	NHPC Ltd.	1,619,197	1,430,293
Ω	Nippon Life India Asset Management Ltd.	137,592	1,473,309
	NLC India Ltd.	278,243	932,056
	NMDC Ltd.	4,246,697	4,066,140
*	NMDC Steel Ltd.	1,251,805	567,002
	NTPC Ltd.	2,211,859	9,357,089
	Oberoi Realty Ltd.	101,713	1,797,905
	Oil & Natural Gas Corp. Ltd.	1,561,187	4,936,772
	Oil India Ltd.	386,172	2,001,820
	One 97 Communications Ltd.	203,377	2,363,876
	Oracle Financial Services Software Ltd.	27,889	2,884,833
		Shares	Value»
INDIA — (Continued)
	Page Industries Ltd.	5,755	$2,264,118
	Patanjali Foods Ltd.	163,012	791,845
*	PB Fintech Ltd.	153,720	2,709,188
	Persistent Systems Ltd.	99,777	5,102,192
	Petronet LNG Ltd.	1,034,909	3,052,585
	Phoenix Mills Ltd.	121,961	2,278,447
	PI Industries Ltd.	41,137	1,338,069
	Pidilite Industries Ltd.	225,220	3,284,329
*	Piramal Finance Ltd.	20,480	432,130
	Polycab India Ltd.	41,810	3,581,216
*	Poonawalla Fincorp Ltd.	23,907	106,146
	Power Finance Corp. Ltd.	1,781,182	8,467,233
	Power Grid Corp. of India Ltd.	2,200,898	7,426,666
	Prestige Estates Projects Ltd.	109,654	1,636,751
	Procter & Gamble Hygiene & Health Care Ltd.	10,034	1,081,428
	Punjab National Bank	1,807,490	2,096,582
	Radico Khaitan Ltd.	51,912	1,884,017
	Rail Vikas Nigam Ltd.	196,294	620,513
	REC Ltd.	1,844,827	6,944,359
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	4,596	278,619
	Reliance Industries Ltd. (RIL IN)	3,290,177	50,081,472
	Samvardhana Motherson International Ltd.	5,022,432	6,474,962
	SBI Cards & Payment Services Ltd.	82,745	565,491
Ω	SBI Life Insurance Co. Ltd.	267,229	5,135,143
	Schaeffler India Ltd.	33,548	1,471,590
	Shree Cement Ltd.	6,418	1,647,454
	Shriram Finance Ltd.	1,643,538	16,366,027
	Siemens Energy India Ltd.	25,747	894,606
*	Siemens Ltd.	25,747	1,042,269
	Solar Industries India Ltd.	25,227	4,129,131
Ω	Sona Blw Precision Forgings Ltd.	169,651	1,090,132
	SRF Ltd.	135,219	3,619,404
	State Bank of India (SBID LI), GDR	128	14,615
	State Bank of India (SBIN IN)	1,072,406	12,169,714

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	State Bank of India (SBKFF US), GDR	1,669	$190,600
	Steel Authority of India Ltd.	950,894	1,865,511
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	408,584	7,834,116
	Sundaram Finance Ltd.	61,172	2,925,177
	Supreme Industries Ltd.	53,095	2,043,823
*	Suzlon Energy Ltd.	5,966,226	3,520,999
	Talwandi Sabo Power Ltd.	1,388,095	495,635
	Tata Communications Ltd.	86,902	1,458,806
	Tata Consultancy Services Ltd.	555,544	14,584,054
	Tata Consumer Products Ltd.	281,776	3,414,266
*	Tata Motors Ltd./new	1,305,010	5,703,369
	Tata Motors Passenger Vehicles Ltd.	1,305,010	4,730,313
	Tata Power Co. Ltd.	1,129,055	5,324,658
	Tata Steel Ltd.	6,555,164	14,661,147
	Tech Mahindra Ltd.	490,966	7,676,117
	Thermax Ltd.	4,549	195,462
	Titan Co. Ltd.	188,444	8,754,031
	Torrent Pharmaceuticals Ltd.	118,651	5,250,817
	Torrent Power Ltd.	153,081	2,839,727
	Trent Ltd.	113,086	4,968,842
	Tube Investments of India Ltd.	79,804	2,498,056
	TVS Motor Co. Ltd.	217,577	8,055,211
	UltraTech Cement Ltd.	61,650	7,571,550
	Union Bank of India Ltd.	1,395,817	2,455,019
	United Breweries Ltd.	39,159	602,444
	United Spirits Ltd.	217,067	3,046,480
	UNO Minda Ltd.	131,150	1,545,898
	UPL Ltd.	556,261	3,787,558
	Varun Beverages Ltd.	879,412	4,814,399
	Vedanta Aluminium Metal Ltd.	1,388,095	5,805,462
	Vedanta Iron & Steel Ltd.	1,388,095	212,352
	Vedanta Ltd.	1,388,095	4,007,588
*	Vodafone Idea Ltd.	21,356,038	2,302,177
	Voltas Ltd.	129,726	1,974,882
	Wipro Ltd.	1,779,534	3,802,164
*	Yes Bank Ltd.	10,310,106	2,185,299
		Shares	Value»
INDIA — (Continued)
	Zydus Lifesciences Ltd.	252,848	$2,392,891
TOTAL INDIA			1,032,479,799
INDONESIA — (0.8%)
	Alamtri Minerals Indonesia Tbk. PT	4,192,200	448,963
	Alamtri Resources Indonesia Tbk. PT	16,647,200	2,427,893
*	Amman Mineral Internasional PT	238,500	70,378
	Aneka Tambang Tbk. PT	8,978,300	1,948,421
	Astra International Tbk. PT	15,034,610	5,208,573
	Bank Central Asia Tbk. PT	31,687,900	10,743,469
	Bank Mandiri Persero Tbk. PT	27,348,268	6,958,804
	Bank Negara Indonesia Persero Tbk. PT	11,716,444	2,524,412
	Bank Rakyat Indonesia Persero Tbk. PT	32,740,776	5,663,976
	Bank Syariah Indonesia Persero Tbk. PT	8,645,123	887,862
*	Barito Pacific Tbk. PT	13,950,128	1,482,180
*	Barito Renewables Energy Tbk. PT	2,860,700	742,054
*	Bumi Resources Minerals Tbk. PT	30,671,800	1,428,343
*	Bumi Resources Tbk. PT	74,898,500	1,041,646
*	Capital Financial Indonesia Tbk. PT	4,823,600	375,584
	Chandra Asri Pacific Tbk. PT	1,252,700	384,072
	Charoen Pokphand Indonesia Tbk. PT	6,883,800	1,595,260
	Dayamitra Telekomunikasi PT	10,333,700	307,992
*	Dian Swastatika Sentosa Tbk. PT	14,157,500	1,326,227
	Elang Mahkota Teknologi Tbk. PT	4,847,700	231,654
*	Impack Pratama Industri Tbk. PT	6,874,600	882,382
	Indah Kiat Pulp & Paper Tbk. PT	979,500	553,757
	Indofood CBP Sukses Makmur Tbk. PT	1,537,500	603,025

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indofood Sukses Makmur Tbk. PT	3,993,100	$1,557,670
	Indosat Tbk. PT	5,025,400	580,000
	Kalbe Farma Tbk. PT	5,856,500	293,587
	Mayora Indah Tbk. PT	2,476,525	244,152
*	Merdeka Battery Materials Tbk. PT	24,789,100	972,408
*	Merdeka Copper Gold Tbk. PT	5,782,895	1,082,178
	Pantai Indah Kapuk Dua Tbk. PT	441,996	216,099
	Perusahaan Gas Negara Persero Tbk. PT	3,447,300	387,816
	Petrindo Jaya Kreasi Tbk. PT	15,216,000	1,058,120
	Sumber Alfaria Trijaya Tbk. PT	13,653,700	1,044,898
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	36,996,000	6,051,913
	Tower Bersama Infrastructure Tbk. PT	407,000	41,075
	Transcoal Pacific Tbk. PT	810,200	538,150
	Trimegah Bangun Persada Tbk. PT	9,312,400	562,872
	Unilever Indonesia Tbk. PT	5,092,400	452,270
	United Tractors Tbk. PT	1,725,996	2,900,043
	Vale Indonesia Tbk. PT	1,839,600	729,977
	XLSMART Telecom Sejahtera Tbk. PT	6,082,400	1,033,615
TOTAL INDONESIA			67,583,770
KUWAIT — (0.5%)
	Al Ahli Bank of Kuwait KSCP	994,645	903,497
	Boubyan Bank KSCP	407,266	900,128
	Burgan Bank SAK	869,354	568,232
	Gulf Bank KSCP	2,723,794	3,007,175
	Kuwait Finance House KSCP	5,098,020	13,098,397
	Kuwait Telecommunications Co.	276,693	582,616
	Mabanee Co. KPSC	742,053	2,427,008
	Mobile Telecommunications Co. KSCP	2,459,186	4,558,955
		Shares	Value»
KUWAIT — (Continued)
	National Bank of Kuwait SAKP	4,162,293	$11,646,258
	National Industries Group Holding SAK	1,626,920	1,372,750
*	Warba Bank KSCP	2,192,595	2,077,924
TOTAL KUWAIT			41,142,940
MALAYSIA — (1.3%)
	99 Speed Mart Retail Holdings Bhd.	1,046,000	910,341
	Alliance Bank Malaysia Bhd.	1,015,270	1,192,822
	AMMB Holdings Bhd. (AMM MK)	2,154,159	3,337,932
#	Axiata Group Bhd.	2,965,732	1,756,192
	Batu Kawan Bhd.	122,700	648,382
#	Bursa Malaysia Bhd.	431,100	928,248
#	CelcomDigi Bhd.	2,444,520	1,847,679
*	Chin Hin Group Bhd.	239,300	126,085
#	CIMB Group Holdings Bhd.	5,567,870	10,752,721
#	Dialog Group Bhd.	2,254,018	1,289,810
#	Eco World Development Group Bhd.	820,900	426,873
#	Fraser & Neave Holdings Bhd.	115,900	913,734
#	Frontken Corp. Bhd.	1,053,300	1,124,106
	Gamuda Bhd.	3,404,909	3,799,440
#	Genting Bhd.	1,872,800	1,214,324
	Genting Malaysia Bhd.	2,461,200	1,227,538
	HAP Seng Consolidated Bhd.	362,800	265,104
	Heineken Malaysia Bhd.	98,700	568,685
	Hong Leong Bank Bhd.	239,466	1,342,960
	Hong Leong Financial Group Bhd.	209,483	994,629
#	IHH Healthcare Bhd.	853,800	1,896,710
	IJM Corp. Bhd.	2,122,200	1,292,084
	IOI Corp. Bhd.	1,281,405	1,393,366
	IOI Properties Group Bhd.	1,450,429	1,517,955
	KPJ Healthcare Bhd.	1,728,500	1,450,595
#	Kuala Lumpur Kepong Bhd.	368,802	1,970,771
#	Malayan Banking Bhd.	3,197,119	8,928,366
	Malayan Cement Bhd.	398,900	698,534
	Maxis Bhd.	1,729,500	1,522,200
	MISC Bhd.	598,498	1,262,724
#Ω	Mr. DIY Group M Bhd.	2,527,150	1,064,353
#	Nestle Malaysia Bhd.	53,800	1,470,219

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Petronas Chemicals Group Bhd.	1,381,400	$2,061,781
#	Petronas Dagangan Bhd.	232,200	1,182,656
	Petronas Gas Bhd.	383,200	1,718,305
#	PPB Group Bhd.	542,580	1,575,218
	Press Metal Aluminium Holdings Bhd.	2,060,800	4,478,570
	Public Bank Bhd.	7,869,170	9,279,211
#	QL Resources Bhd.	1,595,677	1,526,967
	RHB Bank Bhd.	1,765,080	3,619,255
	SD Guthrie Bhd.	1,466,921	2,290,170
	Sime Darby Bhd.	3,795,661	2,068,749
#	Sime Darby Property Bhd.	2,592,500	927,982
#	Sunway Bhd.	1,579,882	2,139,527
#	Sunway Construction Group Bhd.	528,600	911,469
*	Sunway Healthcare Holdings Bhd., Class B	157,988	75,185
#*	Tanco Holdings Bhd.	431,700	169,625
#	Telekom Malaysia Bhd.	803,529	1,515,242
	Tenaga Nasional Bhd.	1,305,750	4,785,567
	TIME dotCom Bhd.	897,000	1,364,694
	United Plantations Bhd.	233,150	1,863,772
	ViTrox Corp. Bhd.	333,600	458,738
#	Westports Holdings Bhd.	636,023	913,626
#	Yinson Holdings Bhd.	745,800	402,786
#	YTL Corp. Bhd.	3,814,554	1,964,579
#	YTL Power International Bhd.	2,014,899	1,941,231
	Zetrix Ai Bhd.	1,661,737	344,140
TOTAL MALAYSIA			108,714,527
MEXICO — (1.7%)
	America Movil SAB de CV (2228390D US), ADR	82,077	2,183,248
#	America Movil SAB de CV (AMXB MM)	12,430,805	16,537,877
#	Arca Continental SAB de CV	325,180	3,909,010
	Cemex SAB de CV (CEMEXCPO MM)	9,114,032	11,196,561
	Cemex SAB de CV (CX US), Sponsored ADR	285,199	3,507,948
		Shares	Value»
MEXICO — (Continued)
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	1,577	$160,192
#	Coca-Cola Femsa SAB de CV (KOFUBL MM)	366,297	3,710,465
*	Controladora AXTEL SAB de CV	3,493,876	167,208
	El Puerto de Liverpool SAB de CV, Class C1	163,857	968,406
#	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	607,316	7,173,341
#	Gruma SAB de CV, Class B	178,279	3,099,382
	Grupo Aeroportuario del Centro Norte SAB de CV	26,333	347,469
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	217,300	5,472,649
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	13,013	3,277,584
#	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	11,915	3,644,084
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	90,920
#	Grupo Bimbo SAB de CV	1,102,316	3,747,060
	Grupo Carso SAB de CV	435,634	3,325,018
	Grupo Comercial Chedraui SA de CV	252,510	1,477,462
	Grupo Financiero Banorte SAB de CV, Class O	1,638,910	17,860,680
#	Grupo Financiero Inbursa SAB de CV, Class O	1,422,803	3,502,334
	Grupo Mexico SAB de CV	1,862,727	20,420,312
*	Industrias Penoles SAB de CV	201,231	10,206,410

The Emerging Markets Series
CONTINUED
	Shares	Value»
MEXICO — (Continued)
Kimberly-Clark de Mexico SAB de CV, Class A	1,549,006	$3,498,199
Organizacion Soriana SAB de CV, Class B	169,864	325,755
Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	185,070	2,930,226
Wal-Mart de Mexico SAB de CV	2,157,015	6,819,815
TOTAL MEXICO		139,559,615
PERU — (0.1%)
Cementos Pacasmayo SAA, ADR	17,152	182,672
Cia de Minas Buenaventura SAA, ADR	35,679	1,162,779
Credicorp Ltd.	31,265	10,135,175
TOTAL PERU		11,480,626
PHILIPPINES — (0.3%)
Aboitiz Equity Ventures, Inc.	1,075,020	508,636
Aboitiz Power Corp.	1,003,100	742,626
Ayala Corp.	139,782	1,062,823
Ayala Land, Inc.	2,940,018	723,388
Bank of the Philippine Islands	1,306,982	1,902,884
BDO Unibank, Inc.	1,877,628	3,511,078
China Banking Corp.	473,650	463,531
DMCI Holdings, Inc.	2,013,600	313,573
Emperador, Inc.	1,167,000	289,072
Globe Telecom, Inc.	23,412	627,975
International Container Terminal Services, Inc.	556,400	6,448,487
JG Summit Holdings, Inc.	1,773,600	783,038
Jollibee Foods Corp.	297,240	768,999
LT Group, Inc.	937,100	228,705
Manila Electric Co.	135,740	1,440,308
Metropolitan Bank & Trust Co.	1,653,498	1,803,157
PLDT, Inc. (TEL PM)	68,690	1,401,354
San Miguel Corp.	856,840	1,002,183
SM Investments Corp.	76,213	751,516
SM Prime Holdings, Inc.	3,779,510	1,169,566
		Shares	Value»
PHILIPPINES — (Continued)
	Universal Robina Corp.	559,050	$555,351
TOTAL PHILIPPINES			26,498,250
POLAND — (1.1%)
	Alior Bank SA	113,791	3,886,731
*Ω	Allegro.eu SA	126,634	1,042,823
	Asseco Poland SA	38,891	1,961,811
	Bank Handlowy w Warszawie SA	30,810	971,071
*	Bank Millennium SA	463,894	2,287,886
	Bank Polska Kasa Opieki SA	133,639	8,365,596
	BNPP Bank Polska SA	2,626	107,283
#	Budimex SA	11,804	2,146,005
	CD Projekt SA	38,715	2,949,681
*Ω	Dino Polska SA	274,720	2,431,958
#	ING Bank Slaski SA	26,990	2,931,635
*	KGHM Polska Miedz SA	96,352	8,093,562
#	LPP SA	744	4,498,532
*	mBank SA	13,901	4,393,290
*	Modivo SA	6,767	148,553
	Orange Polska SA	520,008	2,134,371
	ORLEN SA	335,253	12,321,405
#	Pepco Group NV	154,163	1,374,902
*	PGE Polska Grupa Energetyczna SA	1,029,752	3,028,729
	Powszechna Kasa Oszczednosci Bank Polski SA	344,222	9,017,103
	Powszechny Zaklad Ubezpieczen SA	370,671	6,521,167
	Santander Bank Polska SA	16,241	2,767,485
*	Tauron Polska Energia SA	1,241,086	3,243,211
TOTAL POLAND			86,624,790
QATAR — (0.5%)
	Al Rayan Bank	2,077,946	1,235,865
	Commercial Bank PSQC	2,034,252	2,405,632
	Dukhan Bank	1,186,160	1,130,202
*	Estithmar Holding QPSC	454,098	492,358
	Industries Qatar QSC	231,604	760,536
	Mesaieed Petrochemical Holding Co.	2,324,863	757,474
	Nebras Energy	357,684	1,438,544
	Ooredoo QPSC	1,014,178	3,819,282

The Emerging Markets Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Fuel QSC	305,936	$1,204,071
	Qatar Gas Transport Co. Ltd.	2,385,438	2,805,908
	Qatar International Islamic Bank QSC	712,622	2,214,119
	Qatar Islamic Bank QPSC	527,711	3,222,936
	Qatar National Bank QPSC	3,464,678	16,498,502
	Qatar Navigation QSC	744,069	2,103,867
TOTAL QATAR			40,089,296
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	172,148	0
*††	PhosAgro PJSC	582	0
*††	Polyus PJSC (PLZL LI), GDR	20,177	0
*††	RusHydro PJSC (HYDR LI), ADR	801,602	0
*††	RusHydro PJSC (RSHYY US), ADR	6,421	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	0
*††	Severstal PAO (SVJTY US), GDR	110	0
*††	Severstal PAO (SVST LI), GDR	67,765	0
*††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0
SAUDI ARABIA — (2.4%)
*	ACWA Power Co.	41,642	1,872,637
	Ades Holding Co.	319,117	1,676,683
	Al Rajhi Bank	1,548,895	28,397,334
	Aldrees Petroleum & Transport Services Co.	44,369	1,422,878
	Alinma Bank	1,088,777	7,073,837
	Almarai Co. JSC	364,379	4,030,368
	Arab National Bank	762,016	4,387,053
	Arabian Internet & Communications Services Co.	6,187	367,235
		Shares	Value»
SAUDI ARABIA — (Continued)
	Astra Industrial Group Co.	33,646	$1,267,498
	Bank AlBilad	633,158	4,243,345
	Bank Al-Jazira	622,708	1,953,003
	Banque Saudi Fransi	958,286	4,942,342
	Bupa Arabia for Cooperative Insurance Co.	60,442	2,948,015
	Co. for Cooperative Insurance	79,101	2,753,413
	Dallah Healthcare Co.	14,144	470,035
*	Dar Al Arkan Real Estate Development Co.	546,845	2,588,401
	Dr. Sulaiman Al Habib Medical Services Group Co.	60,063	3,888,872
	Electrical Industries Co.	478,936	2,326,344
	Elm Co.	21,452	3,359,364
	Etihad Etisalat Co.	520,555	9,038,287
*	Jabal Omar Development Co.	307,197	1,299,557
	Jamjoom Pharmaceuticals Factory Co.	13,543	562,081
	Jarir Marketing Co.	531,067	2,132,614
	Mobile Telecommunications Co. Saudi Arabia	201,146	629,997
	Mouwasat Medical Services Co.	95,550	1,735,931
	Nahdi Medical Co.	3,491	97,992
*	Rabigh Refining & Petrochemical Co.	408,020	1,613,273
*	Rasan Information Technology Co.	34,905	1,316,413
	Riyad Bank	1,535,284	8,502,115
	Riyadh Cables Group Co.	33,438	1,180,220
	SABIC Agri-Nutrients Co.	179,530	6,981,014
	Sahara International Petrochemical Co.	336,949	1,444,506
	SAL Saudi Logistics Services	25,140	1,106,438
*	Saudi Arabian Mining Co.	432,137	7,578,237
Ω	Saudi Arabian Oil Co.	2,942,328	21,823,882
	Saudi Aramco Base Oil Co.	25,217	850,808
	Saudi Awwal Bank	645,952	5,875,732

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Basic Industries Corp.	216,276	$3,534,510
	Saudi Energy Co.	586,852	2,783,284
	Saudi Industrial Investment Group	138,424	515,653
	Saudi Investment Bank	614,846	2,173,042
	Saudi National Bank	1,208,763	12,673,095
*	Saudi Research & Media Group	20,583	422,569
	Saudi Tadawul Group Holding Co.	18,336	648,642
	Saudi Telecom Co.	1,584,604	18,417,839
	Yanbu National Petrochemical Co.	212,688	2,086,252
TOTAL SAUDI ARABIA			196,992,640
SOUTH AFRICA — (3.0%)
	Absa Group Ltd.	684,971	9,604,054
	Anglogold Ashanti PLC (AU US)	236,847	22,199,669
	Bid Corp. Ltd.	238,374	5,855,010
	Bidvest Group Ltd.	355,274	4,992,511
	Capitec Bank Holdings Ltd.	32,018	8,311,858
	Clicks Group Ltd.	223,625	3,550,168
	Discovery Ltd.	551,054	8,576,722
	Exxaro Resources Ltd.	68,777	907,817
	FirstRand Ltd.	2,638,155	13,987,706
	Gold Fields Ltd. (GFI US), Sponsored ADR	568,611	24,154,595
#	Harmony Gold Mining Co. Ltd. (HAR SJ)	355,901	5,610,470
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	234,867	3,703,853
	Impala Platinum Holdings Ltd.	695,506	9,748,937
	Investec Ltd.	230,182	1,919,185
	Kumba Iron Ore Ltd.	61,083	1,145,706
#	Mr. Price Group Ltd.	15,974	149,905
	MTN Group Ltd.	1,367,609	17,215,571
	Naspers Ltd., Class N	250,922	13,587,401
	Nedbank Group Ltd.	421,077	6,723,097
	NEPI Rockcastle NV	453,870	3,849,495
	Northam Platinum Holdings Ltd.	217,313	4,190,077
	Old Mutual Ltd. (OMU SJ)	4,417,897	3,612,031
	OUTsurance Group Ltd.	781,295	3,321,687
Ω	Pepkor Holdings Ltd.	2,593,421	3,426,241
	Sanlam Ltd.	1,355,449	6,981,114
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Sasol Ltd. (SOL SJ)	586,406	$8,150,781
	Shoprite Holdings Ltd.	392,269	6,613,633
	Sibanye Stillwater Ltd. (SBSW US), ADR	751,970	9,038,680
	Standard Bank Group Ltd.	994,143	19,158,490
	Tiger Brands Ltd.	10,967	191,417
	Valterra Platinum Ltd.	89,868	7,238,234
	Vodacom Group Ltd.	596,061	5,063,739
TOTAL SOUTH AFRICA			242,779,854
SOUTH KOREA — (18.7%)
*	ABLBio, Inc.	10,380	965,604
#	Alteogen, Inc.	17,464	4,410,043
	Amorepacific Corp.	23,663	2,169,497
	BNK Financial Group, Inc.	280,250	3,558,392
#	Caregen Co. Ltd.	7,103	510,133
	Celltrion Pharm, Inc.	5,331	203,954
	Celltrion, Inc.	40,734	5,548,492
	CJ Corp.	20,934	3,187,781
	CJ Logistics Corp.	738	50,679
#	Classys, Inc.	17,370	656,957
#*	Coway Co. Ltd.	62,794	3,650,732
#	DB HiTek Co. Ltd.	27,804	3,010,647
#	DB Insurance Co. Ltd.	61,354	6,981,688
	Dongsuh Cos., Inc.	8,667	156,826
	Doosan Bobcat, Inc.	62,204	3,059,422
	Doosan Co. Ltd.	6,919	7,638,837
*	Doosan Enerbility Co. Ltd.	221,522	19,306,232
	Ecopro BM Co. Ltd.	16,046	2,259,386
	Ecopro Co. Ltd.	50,001	5,233,409
	E-MART, Inc.	4,139	299,756
#	Eo Technics Co. Ltd.	2,954	953,750
	GS Holdings Corp. (078930 KS)	55,047	3,057,328
	GS P&L Co. Ltd.	6,432	241,554
	Hana Financial Group, Inc.	312,933	27,188,103
#	Hanjin Kal Corp.	15,924	1,221,200
#	Hankook Tire & Technology Co. Ltd.	92,451	3,720,327
#	Hanmi Pharm Co. Ltd.	4,951	1,550,242
	Hanmi Science Co. Ltd.	2,719	69,648
	Hanmi Semiconductor Co. Ltd.	33,045	8,371,929
	Hansol Chemical Co. Ltd.	5,176	1,012,797
	Hanwha Aerospace Co. Ltd.	19,602	18,828,694
	Hanwha Corp.	13,652	1,241,063
*	Hanwha Engine	23,711	1,419,840

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hanwha Life Insurance Co. Ltd.	109,339	$362,570
*	Hanwha Ocean Co. Ltd.	30,775	2,753,508
*	Hanwha Solutions Corp.	92,221	3,198,426
	Hanwha Systems Co. Ltd.	46,033	3,650,828
#*	Hanwha Vision Co. Ltd.	20,731	1,227,859
	HD Construction Equipment Co. Ltd.	12,216	1,534,756
	HD Hyundai Co. Ltd.	55,508	11,785,219
#	HD Hyundai Electric Co. Ltd.	17,533	15,076,952
#	HD Hyundai Heavy Industries Co. Ltd.	13,518	6,295,281
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,798	11,522,473
*	HD-Hyundai Marine Engine	987	70,901
#*	HLB, Inc.	45,336	1,877,605
#	HMM Co. Ltd.	169,460	2,362,132
	HPSP Co. Ltd.	49,793	1,803,207
*	Hugel, Inc.	3,972	682,698
#	HYBE Co. Ltd.	11,798	2,114,004
	Hyosung Heavy Industries Corp.	3,665	9,872,813
#	Hyundai Autoever Corp.	6,172	1,907,089
	Hyundai Elevator Co. Ltd.	15,545	1,043,164
#	Hyundai Engineering & Construction Co. Ltd.	68,357	7,570,552
	Hyundai Glovis Co. Ltd.	51,597	7,966,763
*	Hyundai Marine & Fire Insurance Co. Ltd.	6,056	124,815
	Hyundai Mobis Co. Ltd.	35,390	10,235,458
	Hyundai Motor Co.	81,301	29,468,342
	Hyundai Rotem Co. Ltd.	66,286	12,130,025
	Hyundai Steel Co.	77,199	2,244,118
	Iljin Electric Co. Ltd.	18,758	1,576,127
	Industrial Bank of Korea	320,054	4,906,061
#	ISC Co. Ltd.	3,977	665,248
	IsuPetasys Co. Ltd.	38,208	3,966,576
	JB Financial Group Co. Ltd.	154,394	2,857,051
		Shares	Value»
SOUTH KOREA — (Continued)
	Kakao Corp.	161,122	$5,187,009
#	KakaoBank Corp.	128,795	2,129,105
*	Kakaopay Corp.	16,843	641,263
	Kangwon Land, Inc.	68,656	799,088
	KB Financial Group, Inc. (105560 KS)	261,915	28,680,998
#	KCC Corp.	4,017	1,523,598
	KEPCO Engineering & Construction Co., Inc.	8,024	1,035,665
	KEPCO Plant Service & Engineering Co. Ltd.	3,955	167,896
	Kia Corp.	207,178	21,368,694
	KIWOOM Securities Co. Ltd.	22,126	6,032,651
#	Korea Aerospace Industries Ltd.	62,023	7,105,775
	Korea Electric Power Corp. (015760 KS)	174,466	5,227,325
	Korea Investment Holdings Co. Ltd.	51,532	8,467,917
	Korea Zinc Co. Ltd.	2,408	2,581,160
	Korean Air Lines Co. Ltd.	201,280	3,368,927
	Krafton, Inc.	29,639	5,328,980
*	KT Corp. (KT US), Sponsored ADR	82,100	1,759,403
	KT&G Corp.	75,041	9,047,077
	Kumho Petrochemical Co. Ltd.	14,493	1,441,910
*	L&F Co. Ltd.	10,217	1,364,705
	LEENO Industrial, Inc.	52,270	4,268,314
	LG Chem Ltd.	31,644	8,570,556
	LG Corp.	75,623	5,103,697
#*	LG Display Co. Ltd. (034220 KS)	157,673	1,316,484
#*	LG Display Co. Ltd. (LPL US), ADR	217,417	930,545
	LG Electronics, Inc.	149,323	14,381,748
*	LG Energy Solution Ltd.	10,543	3,309,798
#	LG H&H Co. Ltd.	4,413	760,620
	LG Innotek Co. Ltd.	15,931	6,228,317
	LG Uplus Corp.	256,809	2,753,695
	LIG Defense&Aerospace Co. Ltd.	12,128	7,693,584
#*	LigaChem Biosciences, Inc.	11,496	1,446,663
	Lotte Chemical Corp.	2,349	182,271
#	Lotte Corp.	17,807	370,647
	Lotte Shopping Co. Ltd.	2,374	217,537

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LS Corp.	22,166	$6,896,141
	LS Electric Co. Ltd.	104,155	20,002,536
	Macquarie Korea Infrastructure Fund	283,172	2,168,132
*	Meritz Financial Group, Inc.	90,010	6,811,982
*	Mezzion Pharma Co. Ltd.	3,179	189,796
#	Mirae Asset Securities Co. Ltd.	210,131	9,333,593
	NAVER Corp.	30,019	4,311,994
	NC Corp.	10,567	1,950,986
Ω	Netmarble Corp.	18,262	615,382
#	NH Investment & Securities Co. Ltd.	170,869	3,917,853
	Orion Corp.	24,638	2,393,476
#*	Peptron, Inc.	5,697	1,017,071
	PharmaResearch Co. Ltd.	3,718	792,522
	Poongsan Corp.	1,457	97,825
	Posco DX Co. Ltd.	33,027	782,062
	POSCO Future M Co. Ltd.	11,721	2,014,260
	POSCO Holdings, Inc. (005490 KS)	40,617	12,810,641
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	2,579	204,773
#	Posco International Corp.	43,584	2,572,029
*	Rainbow Robotics	4,141	1,885,786
#*	Robotis Co. Ltd.	3,513	764,231
#	S-1 Corp.	15,723	915,847
#	Sam Chun Dang Pharm Co. Ltd.	7,088	2,026,658
*Ω	Samsung Biologics Co. Ltd.	5,212	5,196,572
	Samsung C&T Corp.	47,044	9,611,345
	Samsung Card Co. Ltd. (029780 KS)	30,927	1,116,021
	Samsung Electro-Mechanics Co. Ltd.	36,362	20,860,337
	Samsung Electronics Co. Ltd. (005930 KS)	3,156,038	475,260,140
	Samsung Engineering Co. Ltd.	163,107	5,907,243
*	Samsung Episholdings Co. Ltd.	3,300	1,218,892
	Samsung Fire & Marine Insurance Co. Ltd.	29,798	9,305,485
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Heavy Industries Co. Ltd.	488,876	$10,768,273
#	Samsung Life Insurance Co. Ltd.	47,725	8,117,030
*	Samsung SDI Co. Ltd.	36,097	17,095,791
#	Samsung SDS Co. Ltd.	39,127	4,428,790
	Samsung Securities Co. Ltd.	106,300	7,789,059
	Samyang Foods Co. Ltd.	3,451	3,133,260
	Sanil Electric Co. Ltd.	7,867	1,436,097
	Shinhan Financial Group Co. Ltd. (055550 KS)	291,646	19,805,329
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	18,122	1,247,518
#*	SK Biopharmaceuticals Co. Ltd.	16,225	1,107,891
*	SK Bioscience Co. Ltd.	1,560	45,730
	SK Hynix, Inc.	350,913	312,932,982
	SK Innovation Co. Ltd.	37,174	3,690,524
	SK Telecom Co. Ltd. (017670 KS)	83,702	5,424,063
	SK, Inc.	32,893	9,574,893
#*	SKC Co. Ltd.	10,347	834,449
#*	S-Oil Corp.	38,378	3,492,853
	ST Pharm Co. Ltd.	1,588	164,540
*	Taihan Cable & Solution Co. Ltd.	43,396	1,668,769
#*	Voronoi, Inc.	4,029	782,473
#	WONIK IPS Co. Ltd.	15,802	1,276,995
	Woori Financial Group, Inc. (316140 KS)	728,196	16,605,885
	Youngone Corp.	19,151	1,073,807
#	Yuhan Corp.	28,761	1,794,138
TOTAL SOUTH KOREA			1,522,623,935
TAIWAN — (26.3%)
	Accton Technology Corp.	377,000	27,610,176
#	Acer, Inc.	2,913,811	2,561,962
#	Acter Group Corp. Ltd.	77,000	2,058,327
#	ADATA Technology Co. Ltd.	260,000	3,714,489
	Advanced Echem Materials Co. Ltd.	4,000	127,305
#	Advanced Energy Solution Holding Co. Ltd.	21,000	752,513
#	Advantech Co. Ltd.	503,089	5,753,047

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Airtac International Group	157,602	$7,358,423
	Alchip Technologies Ltd.	61,000	8,159,049
	ASE Technology Holding Co. Ltd.	3,031,782	47,522,120
#	Asia Cement Corp.	2,601,758	2,885,013
	Asia Vital Components Co. Ltd.	269,000	24,627,835
	ASMedia Technology, Inc.	12,000	527,992
	ASPEED Technology, Inc.	31,300	16,826,015
#	Asustek Computer, Inc.	553,180	10,249,321
#	AUO Corp. (2409 TT)	7,603,498	4,181,176
	AURAS Technology Co. Ltd.	72,000	2,658,755
	Bizlink Holding, Inc.	184,950	16,607,239
*	Caliway Biopharmaceuticals Co. Ltd.	390,000	1,293,876
	Capital Securities Corp.	127,000	113,235
#	Catcher Technology Co. Ltd.	708,429	4,666,201
	Cathay Financial Holding Co. Ltd.	6,553,393	15,997,572
	Chailease Holding Co. Ltd.	1,506,651	5,521,810
	Chang Hwa Commercial Bank Ltd.	6,889,570	4,605,374
	Chenbro Micom Co. Ltd.	24,000	872,258
	Cheng Shin Rubber Industry Co. Ltd.	1,901,965	1,882,065
#	Chicony Electronics Co. Ltd.	810,497	3,191,376
#	China Airlines Ltd.	4,117,536	2,333,648
	China Steel Corp.	11,515,932	6,837,759
	Chroma ATE, Inc.	326,000	22,275,682
	Chung-Hsin Electric & Machinery Manufacturing Corp.	65,000	306,643
	Chunghwa Precision Test Tech Co. Ltd.	5,000	559,834
	Chunghwa Telecom Co. Ltd. (2412 TT)	1,664,000	7,144,727
#	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	141,387	6,127,712
		Shares	Value»
TAIWAN — (Continued)
#	Compal Electronics, Inc.	5,016,541	$4,637,604
#	Compeq Manufacturing Co. Ltd.	1,260,000	9,825,405
	CTBC Financial Holding Co. Ltd.	11,441,175	18,923,971
	Delta Electronics, Inc.	964,486	67,635,011
#	E Ink Holdings, Inc.	586,000	2,578,558
	E.Sun Financial Holding Co. Ltd.	10,620,602	10,716,347
#	Eclat Textile Co. Ltd.	132,402	1,406,626
	Elite Material Co. Ltd.	190,000	28,310,878
#	eMemory Technology, Inc.	62,000	7,851,853
	Eva Airways Corp.	4,456,758	4,719,963
#	Evergreen Marine Corp. Taiwan Ltd.	1,045,289	6,686,880
#	EZconn Corp.	27,000	1,840,143
	Far Eastern International Bank	468,200	181,542
#	Far Eastern New Century Corp.	3,591,085	2,931,492
	Far EasTone Telecommunications Co. Ltd.	2,171,000	6,474,712
#	Feng TAY Enterprise Co. Ltd.	297,666	663,045
	First Financial Holding Co. Ltd.	9,944,409	9,082,859
#	Formosa Chemicals & Fibre Corp.	2,547,518	4,239,536
	Formosa Petrochemical Corp.	376,000	671,848
	Formosa Plastics Corp.	2,750,153	4,490,792
	Fortune Electric Co. Ltd.	138,620	3,947,406
	Fositek Corp.	30,000	2,012,771
#	Foxconn Technology Co. Ltd.	683,627	1,133,277
#	Fubon Financial Holding Co. Ltd.	5,539,933	15,789,305
	Getac Holdings Corp.	191,000	591,884
#	Gigabyte Technology Co. Ltd.	433,000	3,770,455
	Global Unichip Corp.	69,000	9,540,106
#	Globalwafers Co. Ltd.	282,000	5,298,989
	Gold Circuit Electronics Ltd.	335,000	15,164,087
#	Highwealth Construction Corp.	931,416	1,181,826
	Hiwin Technologies Corp.	66,291	664,354

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hon Hai Precision Industry Co. Ltd. (2317 TT)	5,740,322	$40,555,480
#	Hotai Motor Co. Ltd.	224,960	3,396,210
	Hua Nan Financial Holdings Co. Ltd.	7,563,531	7,673,488
#	Innolux Corp.	6,916,372	5,284,537
#	International Games System Co. Ltd.	284,000	6,750,422
#	Inventec Corp.	2,626,550	3,847,981
	Jentech Precision Industrial Co. Ltd.	50,000	8,704,794
	KGI Financial Holding Co. Ltd.	17,412,108	11,867,191
	King Slide Works Co. Ltd.	34,000	4,313,525
#	King Yuan Electronics Co. Ltd.	1,488,000	14,548,773
#	L&K Engineering Co. Ltd.	162,000	3,494,433
	LandMark Optoelectronics Corp.	14,000	1,214,402
#	Largan Precision Co. Ltd. (3008 TT)	97,860	7,857,946
#	Lien Hwa Industrial Holdings Corp.	880,859	1,151,149
	Lite-On Technology Corp.	1,515,410	8,125,443
	Lotes Co. Ltd.	103,700	8,728,292
	Lotus Pharmaceutical Co. Ltd.	32,000	224,510
*	Macronix International Co. Ltd.	1,668,000	8,336,518
	Makalot Industrial Co. Ltd.	33,020	222,316
	MediaTek, Inc.	735,995	61,442,049
	Mega Financial Holding Co. Ltd.	8,071,541	9,993,489
	Micro-Star International Co. Ltd.	423,000	1,313,715
#	Mitac Holdings Corp.	861,000	2,256,491
	MPI Corp.	50,000	8,028,188
	Nan Ya Plastics Corp.	4,051,599	11,629,646
	Nan Ya Printed Circuit Board Corp.	199,000	6,445,268
*	Nanya Technology Corp.	1,217,010	8,615,660
	Nien Made Enterprise Co. Ltd.	246,000	2,753,035
#	Novatek Microelectronics Corp.	474,000	6,156,721
		Shares	Value»
TAIWAN — (Continued)
	Pegatron Corp.	2,125,345	$5,560,420
#	PharmaEssentia Corp.	264,045	5,524,095
#	Phison Electronics Corp.	169,000	10,575,327
	Pou Chen Corp.	2,373,487	1,940,711
#*	Powerchip Semiconductor Manufacturing Corp.	2,791,000	4,731,838
#	Powertech Technology, Inc.	902,819	5,921,057
	President Chain Store Corp.	619,831	4,381,193
#	Quanta Computer, Inc.	2,360,000	23,531,242
#	Realtek Semiconductor Corp.	442,950	7,562,225
	Ruentex Development Co. Ltd.	924,101	691,373
	Sakura Development Co. Ltd.	25,800	33,392
#	Shanghai Commercial & Savings Bank Ltd.	3,077,718	3,797,360
#	Shihlin Electric & Engineering Corp.	252,000	1,523,129
	Silergy Corp.	173,000	2,367,647
	Simplo Technology Co. Ltd.	142,000	1,612,007
	Sino-American Silicon Products, Inc.	56,000	242,470
	SinoPac Financial Holdings Co. Ltd.	10,368,699	10,159,885
	Synnex Technology International Corp.	1,370,343	3,592,276
#	TA Chen Stainless Pipe	2,140,636	2,561,323
	Taichung Commercial Bank Co. Ltd.	4,220,555	2,646,415
#	Taiwan Business Bank	8,943,181	4,630,103
	Taiwan Cooperative Financial Holding Co. Ltd.	7,873,932	5,712,607
#*	Taiwan Glass Industry Corp.	408,375	883,446
#	Taiwan High Speed Rail Corp.	2,052,000	1,716,929
#	Taiwan Mobile Co. Ltd.	1,674,300	5,895,168
	Taiwan Secom Co. Ltd.	67,670	241,662
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	14,333,809	995,079,444
#	Taiwan Union Technology Corp.	203,000	6,689,629

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tatung Co. Ltd.	1,110,600	$1,065,326
#	TCC Group Holdings Co. Ltd.	6,607,701	5,126,702
#	Teco Electric & Machinery Co. Ltd.	1,557,000	3,133,573
#	Transcend Information, Inc.	169,000	1,374,401
	Tripod Technology Corp.	561,870	8,094,992
	TS Financial Holding Co. Ltd (2887 TT)	21,572,398	16,272,389
*	TS Financial Holding Co. Ltd (28871 TT)	2,370,628	704,617
#	Unimicron Technology Corp.	1,295,622	36,799,993
	Union Bank of Taiwan	1,077,370	681,172
#	Uni-President Enterprises Corp.	4,581,033	10,034,134
#	United Integrated Services Co. Ltd.	170,000	5,186,401
#	United Microelectronics Corp. (2303 TT)	9,504,000	23,872,685
#	United Microelectronics Corp. (UMC US), Sponsored ADR	59,082	771,611
	Vanguard International Semiconductor Corp.	1,125,126	5,228,728
	VisEra Technologies Co. Ltd.	104,000	1,948,460
	Voltronic Power Technology Corp.	69,224	1,720,157
#	Walsin Lihwa Corp.	2,539,952	2,434,565
	Wan Hai Lines Ltd.	886,747	2,088,882
	Win Semiconductors Corp.	332,000	5,749,078
#	Winbond Electronics Corp.	3,797,591	11,203,824
*††	Wintek Corp.	604,760	0
	WinWay Technology Co. Ltd.	15,000	5,043,714
#	Wistron Corp.	2,537,699	11,176,383
#	Wiwynn Corp.	113,000	16,965,873
	WNC Corp.	21,172	145,762
	WPG Holdings Ltd.	1,741,039	5,578,804
#	WT Microelectronics Co. Ltd.	740,945	4,814,229
	Yageo Corp.	1,366,536	13,932,771
#	Yang Ming Marine Transport Corp.	2,002,000	3,119,156
#	Yuanta Financial Holding Co. Ltd.	9,309,018	15,422,843
		Shares	Value»
TAIWAN — (Continued)
	Zhen Ding Technology Holding Ltd.	936,700	$12,638,203
TOTAL TAIWAN			2,137,939,527
THAILAND — (1.1%)
	Advanced Info Service PCL	616,200	6,435,853
	Airports of Thailand PCL	2,094,200	3,310,176
#	Asset World Corp. PCL	4,401,800	284,917
	B Grimm Power PCL	654,300	259,962
	Bangchak Corp. PCL	656,200	720,574
	Bangkok Bank PCL (BBLF TB)	529,400	2,641,360
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	632,150
	Bangkok Dusit Medical Services PCL, Class F	5,378,700	3,020,671
	Banpu PCL	5,603,866	1,015,899
#	Berli Jucker PCL	95,500	41,405
	Bumrungrad Hospital PCL	338,400	1,875,125
#	Cal-Comp Electronics Thailand PCL, Class F	2,533,600	476,115
	Central Pattana PCL	1,428,800	2,732,051
#	Central Plaza Hotel PCL	608,000	579,537
#	Charoen Pokphand Foods PCL	3,273,523	1,941,457
	Com7 PCL	648,800	455,636
	CP ALL PCL	2,210,200	2,955,578
	CP Axtra PCL	103,061	46,651
	Delta Electronics Thailand PCL	1,294,200	12,678,040
	Electricity Generating PCL	203,700	705,484
	Global Power Synergy PCL	465,400	498,879
	Gulf Development PCL	1,917,625	3,398,713
#	Home Product Center PCL	3,954,613	737,634
	Indorama Ventures PCL	1,320,300	1,045,581
	I-TAIL Corp. PCL	176,600	92,259
*	Jasmine Technology Solution PCL	32,700	41,925
	Kasikornbank PCL (KBANKF TB)	220,900	1,315,110

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Kasikornbank PCL (KBANKR TB), NVDR	5,500	$32,744
#	Kiatnakin Phatra Bank PCL	219,787	533,238
	Krung Thai Bank PCL	1,595,187	1,616,001
	Krungthai Card PCL	906,500	814,588
#	Land & Houses PCL (LHF TB)	2,106,300	232,960
	MBK PCL	589,604	308,169
	Minor International PCL	2,448,883	1,558,637
	Muangthai Capital PCL	811,400	736,995
	Osotspa PCL	404,900	185,512
	PTT Exploration & Production PCL	1,146,255	5,442,251
	PTT Global Chemical PCL	1,386,625	1,685,751
	PTT Oil & Retail Business PCL	150,600	57,038
	PTT PCL	6,050,800	6,545,896
	Ratch Group PCL	791,400	705,287
	SCB X PCL	397,466	1,598,767
	SCG Packaging PCL	183,101	141,161
	Siam Cement PCL	440,100	3,251,933
#	Siam Global House PCL	926,488	189,872
	Srisawad Corp. PCL	161,800	116,019
#	Supalai PCL	128,900	64,166
*	Thai Airways International PCL	130,100	23,980
#	Thai Life Insurance PCL	1,233,000	398,483
	Thai Oil PCL	1,118,117	1,653,416
	Thai Union Group PCL	344,140	121,641
	Thaifoods Group PCL	1,293,200	396,520
	Thanachart Capital PCL	314,900	541,196
	Tisco Financial Group PCL (TISCO/F TB)	173,900	584,232
#	TMBThanachart Bank PCL	19,015,797	1,320,394
	True Corp. PCL	9,077,286	3,819,550
	TTW PCL	536,528	152,187
	WHA Corp. PCL	6,825,800	941,297
TOTAL THAILAND			85,708,623
TURKEY — (0.6%)
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	232,432	141,709
		Shares	Value»
TURKEY — (Continued)
	Akbank TAS	2,245,240	$3,636,280
*	Aksa Enerji Uretim AS	293,985	535,643
	Anadolu Anonim Turk Sigorta Sirketi	24,714	15,807
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	1,950,572	820,574
#*	Arcelik AS	54,843	135,909
	Aselsan Elektronik Sanayi Ve Ticaret AS	372,393	3,467,644
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	328,778	2,066,146
	Aygaz AS	58,249	371,074
*	BatiSoke Soke Cimento Sanayii TAS	29,055	24,650
	BIM Birlesik Magazalar AS	205,957	3,383,562
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	14,476	175,285
	Borusan Yatirim ve Pazarlama AS	2,287	106,611
	Coca-Cola Icecek AS	710,124	1,180,583
	Dogan Sirketler Grubu Holding AS	698,372	351,506
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	100,717	190,936
Ω	Enerjisa Enerji AS	197,327	536,995
	Enerya Enerji AS	631,553	124,643
#	Enka Insaat ve Sanayi AS	658,060	1,525,721
	Eregli Demir ve Celik Fabrikalari TAS	2,057,610	1,600,361
#	Ford Otomotiv Sanayi AS	315,388	684,673
*	Gubre Fabrikalari TAS	56,829	667,461
	Is Yatirim Menkul Degerler AS	467,208	437,739
	Katilimevim Tasarruf Finansman AS	260,644	664,841
	Kiler Holding AS	102,364	232,116
	KOC Holding AS	400,630	1,793,828
*	LDR Turizm AS	32,515	85,106
*	Margun Enerji Uretim Sanayi VE Ticaret AS	565,355	801,794
#	Migros Ticaret AS	57,340	815,319

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*Ω	MLP Saglik Hizmetleri AS	73,727	$725,778
#	Oyak Cimento Fabrikalari AS	780,529	410,053
*	Pasifik Eurasia Lojistik Dis Ticaret AS	41,919	122,491
#*	Pegasus Hava Tasimaciligi AS	223,453	892,256
	Ronesans Gayrimenkul Yatirim AS	37,046	152,034
#*	Sasa Polyester Sanayi AS	2,129,384	148,348
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,910	48,023
	TAB Gida Sanayi Ve Ticaret AS	49,705	295,955
*	TAV Havalimanlari Holding AS	174,734	1,078,109
*	Tera Yatirim Menkul Degerler AS	120,157	640,528
	Tofas Turk Otomobil Fabrikasi AS	67,787	442,642
#*	Turk Altin Isletmeleri AS	697,595	638,637
#	Turk Hava Yollari AO	401,233	2,731,798
*	Turk Telekomunikasyon AS	548,051	754,458
	Turkcell Iletisim Hizmetleri AS	1,340,283	3,332,438
#	Turkiye Garanti Bankasi AS	391,168	1,158,152
	Turkiye Is Bankasi AS, Class C	5,839,000	1,853,720
#	Turkiye Petrol Rafinerileri AS	578,282	3,476,509
#	Turkiye Sigorta AS	1,895,809	591,010
	Turkiye Sise ve Cam Fabrikalari AS	973,120	1,032,277
*	Turkiye Vakiflar Bankasi TAO, Class D	1,068,178	749,668
	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	4,581
*	Yapi ve Kredi Bankasi AS	2,751,893	2,256,010
	Ziraat Gayrimenkul Yatirim Ortakligi AS	267,553	129,387
TOTAL TURKEY			50,239,378
		Shares	Value»
UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	2,375,851	$8,931,953
	Abu Dhabi Islamic Bank PJSC	1,455,556	8,691,715
	Abu Dhabi National Oil Co. for Distribution PJSC	1,776,019	1,774,891
	ADNOC Drilling Co. PJSC	2,592,635	3,995,272
	ADNOC Logistics & Services	703,412	1,123,777
	Aldar Properties PJSC	1,952,565	4,106,447
	Alpha Dhabi Holding PJSC	264,063	542,077
	Dubai Electricity & Water Authority PJSC	3,836,233	2,768,347
	Dubai Islamic Bank PJSC	3,342,794	6,505,857
	Emaar Development PJSC	888,135	3,528,616
	Emaar Properties PJSC	5,060,909	16,296,119
	Emirates Integrated Telecommunications Co. PJSC	1,153,851	3,388,514
	Emirates NBD Bank PJSC	1,924,678	15,206,626
	Emirates Telecommunications Group Co. PJSC	1,603,980	8,123,650
	First Abu Dhabi Bank PJSC	1,807,134	8,645,418
*	International Holding Co. PJSC	23,416	2,491,754
*	Modon Holding PSC	1,628,110	1,300,395
	Salik Co. PJSC	1,663,613	2,538,357
*	Two Point Zero Group PJSC	399,219	222,556
TOTAL UNITED ARAB EMIRATES			100,182,341
TOTAL COMMON STOCKS			7,930,121,756
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
	Axia Energia SA Class B, 5.844%	156,346	2,167,525
*	Axia Energia SA Class C	252,675	3,059,063
	Banco Bradesco SA, 7.793%	2,039,114	7,955,831

The Emerging Markets Series
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Cia Energetica de Minas Gerais, 13.489%	1,422,778	$3,603,061
Energisa SA, 3.848%	702	1,409
Gerdau SA, 2.742%	579,335	2,645,253
Isa Energia Brasil SA, 6.271%	31,900	190,106
Itau Unibanco Holding SA, 7.892%	1,883,250	16,425,859
Klabin SA, 9.166%	4	3
Localiza Rent a Car SA, 1.183%	26,035	232,074
Petroleo Brasileiro SA - Petrobras, 7.287%	3,320,647	32,912,750
TOTAL BRAZIL		69,192,934
CHILE — (0.0%)
Embotelladora Andina SA, 1.442%	234,235	1,091,870
COLOMBIA — (0.0%)
Grupo Argos SA, 5.776%	25,794	86,347
Grupo Cibest SA, 7.224%	43,250	742,449
Grupo de Inversiones Suramericana SA, 4.014%	121,808	1,355,174
TOTAL COLOMBIA		2,183,970
	Shares	Value»

INDIA — (0.0%)
TVS Motor Co. Ltd., 6.000%	870,308	$93,529
TOTAL PREFERRED STOCKS		72,562,303
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
* Parque Arauco SA Rights 06/02/2026	23,173	0
SOUTH KOREA — (0.0%)
* SKC Co. Ltd. Rights 05/15/2026	3,544	112,781
TOTAL RIGHTS/WARRANTS		112,781
TOTAL INVESTMENT SECURITIES (Cost $3,077,132,249)		8,002,796,840

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	11,670,516	134,969,521
TOTAL INVESTMENTS — (100.0%)
(Cost $3,212,101,770)			$8,137,766,361
As of April 30, 2026, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	165	06/18/26	$57,562,499	$59,760,938	$2,198,439
Total Futures Contracts			$57,562,499	$59,760,938	$2,198,439

The Emerging Markets Series
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $246,950,324 or 3.1% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$255,196,779	—	—	$255,196,779
Chile	38,824,336	—	—	38,824,336
China	195,334,070	$1,458,395,671	—	1,653,729,741
Colombia	11,244,110	706,807	—	11,950,917
Czech Republic	—	8,319,397	—	8,319,397
Egypt	334,414	4,098,683	—	4,433,097
Greece	—	38,790,306	—	38,790,306
Hungary	—	28,237,272	—	28,237,272
India	28,104,057	1,004,375,742	—	1,032,479,799
Indonesia	—	67,583,770	—	67,583,770
Kuwait	—	41,142,940	—	41,142,940
Malaysia	75,185	108,639,342	—	108,714,527
Mexico	139,559,615	—	—	139,559,615
Peru	11,480,626	—	—	11,480,626
Philippines	—	26,498,250	—	26,498,250
Poland	—	86,624,790	—	86,624,790
Qatar	—	40,089,296	—	40,089,296
Saudi Arabia	—	196,992,640	—	196,992,640
South Africa	59,096,797	183,683,057	—	242,779,854
South Korea	4,142,239	1,518,481,696	—	1,522,623,935
Taiwan	6,899,323	2,131,040,204	—	2,137,939,527
Thailand	—	85,708,623	—	85,708,623
Turkey	—	50,239,378	—	50,239,378
United Arab Emirates	—	100,182,341	—	100,182,341
Preferred Stocks
Brazil	69,192,934	—	—	69,192,934
Chile	1,091,870	—	—	1,091,870
Colombia	2,183,970	—	—	2,183,970
India	93,529	—	—	93,529
Rights/Warrants
Chile	—	—	—	—
South Korea	—	112,781	—	112,781
Securities Lending Collateral	—	134,969,521	—	134,969,521
Total Investments in Securities	$822,853,854	$7,314,912,507	—	$8,137,766,361
Financial Instruments
Assets
Futures Contracts**	2,198,439	—	—	2,198,439
Total Financial Instruments	$2,198,439	—	—˂˃	$2,198,439
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Series
CONTINUED

The Emerging Markets Series
Communication Services	6.5%
Consumer Discretionary	8.5%
Consumer Staples	3.0%
Energy	4.4%
Financials	19.0%
Health Care	2.6%
Industrials	8.6%
Information Technology	36.3%
Materials	7.5%
Real Estate	1.2%
Utilities	2.4%
100.0%
See accompanying Notes to Financial Statements.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (3.0%)
	Allied Tecnologia SA	38,400	$48,467
	Allos SA	869,232	5,380,258
	Alupar Investimento SA	483,937	3,371,668
	Anima Holding SA	436,200	349,714
	Auren Energia SA	319,131	895,175
	Bemobi Mobile Tech SA	142,619	754,598
*	Blau Farmaceutica SA	21,743	44,041
	BR Advisory Partners Participacoes SA	71,013	264,589
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	139,492	523,961
*	Brava Energia	195,477	755,175
	C&A Modas SA	312,520	714,432
	Camil Alimentos SA	9,800	12,567
*	Cia Brasileira de Aluminio	195,702	418,532
	Cia de Saneamento de Minas Gerais Copasa MG	533,374	5,820,819
	Cia De Sanena Do Parana (SAPR11 BZ)	888,109	7,270,879
	Cia De Sanena Do Parana (SAPR3 BZ)	547,196	1,031,007
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	105,555	132,802
	Cogna Educacao SA	3,917,384	2,199,266
	Construtora Tenda SA	36,000	204,289
*	Cosan SA	153,575	156,310
	Cruzeiro do Sul Educacional SA	258,997	281,393
	CSU Digital SA	65,014	235,672
	Cury Construtora e Incorporadora SA	428,649	2,602,122
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	642,168	3,046,271
Ω	Desktop SA	64,210	238,593
	Dexco SA	716,587	753,952
		Shares	Value»
BRAZIL — (Continued)
	Dimed SA Distribuidora da Medicamentos	180,980	$495,961
	Direcional Engenharia SA	300,837	780,677
	EcoRodovias Infraestrutura e Logistica SA	593,378	1,053,312
	Embraer SA	478,410	7,443,093
	Embraer SA (ERJ US), Sponsored ADR	137,793	8,639,621
	Empreendimentos Pague Menos SA PGMN3 BZ	94,142	105,705
	Even Construtora e Incorporadora SA	297,894	374,789
	Ez Tec Empreendimentos e Participacoes SA	309,822	872,818
	Fleury SA	560,030	1,818,587
	Fras-Le SA	166,268	725,941
Ω	GPS Participacoes e Empreendimentos SA	853,926	2,600,510
	Grendene SA	514,179	454,805
	Grupo Mateus SA	865,576	758,633
	Grupo SBF SA	95,900	213,421
	Guararapes Confeccoes SA	170,211	329,642
*Ω	Hapvida Participacoes e Investimentos SA	37,038	92,674
	Hospital Mater Dei SA	4,700	5,448
	Hypera SA HYPE3 BZ	339,445	1,544,427
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	111,000	319,878
	Irani Papel e Embalagem SA	235,917	371,613
*	IRB-Brasil Resseguros SA	113,921	1,230,817
	JHSF Participacoes SA	912,076	2,311,595
	JSL SA	49,571	70,676
	Kepler Weber SA	345,524	542,869

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Klabin SA	175,485	$619,467
	Lavvi Empreendimentos Imobiliarios SA	293,400	773,228
	LOG Commercial Properties e Participacoes SA	102,472	551,076
*	Log-in Logistica Intermodal SA	71,124	443,825
	Lojas Renner SA	1,840,982	5,056,213
Ω	LWSA SA	253,401	193,948
	M Dias Branco SA	39,969	189,521
	Magazine Luiza SA	408,240	678,504
	Mahle Metal Leve SA	34,254	235,540
	Marcopolo SA	651,090	846,767
	MBRF Global Foods Co. SA	656,483	2,310,776
*Ω	Meliuz SA	85,500	70,447
	Melnick Even Desenvolvimento Imobiliario SA	101,700	69,213
	Mills Locacao Servicos e Logistica SA	482,620	1,238,762
	Minerva SA	231,200	177,422
	Moura Dubeux Engenharia SA	218,920	1,334,706
	Movida Participacoes SA MOVI3 BZ	153,466	376,242
*	Movida Participacoes SA MOVI9 BZ	29,041	70,846
*	MRV Engenharia e Participacoes SA	460,200	643,116
	Multiplan Empreendimentos Imobiliarios SA	217,722	1,394,673
*	Natura Cosmeticos SA	864,979	1,779,986
*	Oceanpact Servicos Maritimos SA	43,800	91,372
	Odontoprev SA	626,436	1,929,228
	Petroreconcavo SA	178,870	468,144
	Plano & Plano Desenvolvimento Imobiliario SA	125,977	259,240
	Profarma Distribuidora de Produtos Farmaceuticos SA	15,000	24,052
	Qualicorp Consultoria e Corretora de Seguros SA	79,500	28,738
	Romi SA	119,251	164,964
	Sao Martinho SA	293,894	959,705
		Shares	Value»
BRAZIL — (Continued)
#	Sendas Distribuidora SA (ASAI US), ADR	61,269	$555,097
	Sendas Distribuidora SA (ASAI3 BZ)	130,411	233,074
Ω	Ser Educacional SA	80,210	205,879
	Simpar SA SIMH3 BZ	336,356	748,545
*	Simpar SA SIMH9 BZ	148,484	330,444
	SLC Agricola SA	226,938	779,099
	Smartfit Escola de Ginastica e Danca SA	589,930	2,057,452
	SYN prop e tech SA	18,000	14,395
	Tegma Gestao Logistica SA	110,892	714,378
	TOTVS SA	846,812	5,448,410
	Transmissora Alianca de Energia Eletrica SA	952,123	8,175,667
	Tres Tentos Agroindustrial SA	253,677	860,651
	Trisul SA	278,302	273,705
	Ultrapar Participacoes SA (UGPA3 BZ)	39,600	239,433
	Uniao Pet Participacoes SA	355,129	245,273
	Unifique Telecomunicacoes SA	40,634	56,210
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	99,421	161,626
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	105,832	421,678
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	77,700	62,137
	Vivara Participacoes SA	281,193	1,465,647
	Vulcabras SA	433,440	1,381,252
	Wiz Co.	90,444	162,009
	YDUQS Participacoes SA	85,673	170,592
TOTAL BRAZIL			118,406,438
CHILE — (0.8%)
	Aguas Andinas SA, Class A	4,856,613	1,837,752

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Besalco SA	1,016,226	$1,425,275
	BICECORP SA	1,111,448	497,787
	Camanchaca SA	1,313,022	123,625
*	CAP SA	148,607	1,158,554
	Cia Cervecerias Unidas SA (CCU CI)	44,325	251,228
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	17,960	205,283
	Cia Sud Americana de Vapores SA	5,956,511	337,607
	Colbun SA	10,468,559	1,558,981
	Cristalerias de Chile SA	130,323	331,670
	Embotelladora Andina SA, ADR, Class B	42,582	1,201,238
	Empresa Nacional de Telecomunicaciones SA	404,920	1,602,022
	Empresas Lipigas SA	6,383	58,076
	Engie Energia Chile SA	866,969	1,657,706
	Forus SA	128,154	313,616
	Inversiones Aguas Metropolitanas SA	628,446	684,452
	Inversiones La Construccion SA	65,009	1,515,752
*	Multiexport Foods SA	1,780,116	691,543
	Parque Arauco SA	1,534,299	6,854,648
	PAZ Corp. SA	881,968	806,505
	Ripley Corp. SA	1,463,147	618,717
	Salfacorp SA	946,067	1,469,762
	Sigdo Koppers SA	874,972	1,653,074
	SMU SA	1,091,350	165,423
	Sociedad Matriz SAAM SA	31,684,439	5,176,218
	SONDA SA	491,125	158,388
	Vina Concha y Toro SA	363,507	357,120
TOTAL CHILE			32,712,022
CHINA — (26.4%)
*	263 Network Communications Co. Ltd., Class A	150,800	151,051
#	361 Degrees International Ltd.	3,516,000	2,443,649
Ω	3SBio, Inc.	5,441,000	16,274,768
#*	5100 Xizang Glacier Co. Ltd.	770,000	48,790
		Shares	Value»
CHINA — (Continued)
	5I5J Holding Group Co. Ltd., Class A	420,300	$182,914
	AAC Technologies Holdings, Inc.	1,753,000	8,118,819
*	ABA Chemicals Corp., Class A	104,700	91,573
*	ADAMA Ltd., Class A	78,800	78,835
*	Addsino Co. Ltd., Class A	60,900	219,081
*	Adicon Holdings Ltd.	45,000	23,703
	Advanced Fiber Resources Zhuhai Ltd., Class A	10,700	376,434
*	AECC Aero Science & Technology Co. Ltd., Class A	81,900	446,732
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	8,700	30,715
*	Agora, Inc., ADR	83,510	295,625
*Ω	AInnovation Technology Group Co. Ltd., Class H	45,700	22,111
Ω	AK Medical Holdings Ltd.	874,000	706,283
#*	Alibaba Health Information Technology Ltd.	8,156,000	4,609,396
#Ω	A-Living Smart City Services Co. Ltd., Class H	379,000	104,893
	Allmed Medical Products Co. Ltd., Class A	107,400	216,959
*Ω	Alphamab Oncology	471,000	626,139
	Amoy Diagnostics Co. Ltd., Class A	39,169	116,188
	Amrita Global Development Ltd.	1,794,000	137,427
*	Angang Steel Co. Ltd., Class H	958,999	180,145
Ω	Angelalign Technology, Inc.	95,800	1,094,278
	Anhui Anfu Battery Technology Co. Ltd., Class A	44,515	272,620
	Anhui Construction Engineering Group Co. Ltd., Class A	630,390	497,664
	Anhui Expressway Co. Ltd., Class H	1,706,000	3,459,139

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Anhui Genuine New Materials Co. Ltd., Class A	18,100	$27,431
*	Anhui Golden Seed Winery Co. Ltd., Class A	53,600	62,371
	Anhui Gourgen Traffic Construction Co. Ltd., Class A	67,000	71,606
	Anhui Guangxin Agrochemical Co. Ltd., Class A	120,900	263,249
*	Anhui Guofeng New Materials Co. Ltd., Class A	106,200	141,305
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	165,800	201,534
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	52,000	148,086
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	84,200	78,272
	Anhui Jinhe Industrial Co. Ltd., Class A	51,600	176,547
	Anhui Korrun Co. Ltd., Class A	14,100	43,879
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	87,900	94,513
*	Anhui Tatfook Technology Co. Ltd., Class A	152,900	246,589
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	107,796	121,917
	Anhui Xinhua Media Co. Ltd., Class A	205,100	181,361
*	Anshan Hifichem Co. Ltd., Class A	48,000	94,064
*	Anshan Senyuan Road & Bridge Co. Ltd., Class A	33,900	53,714
*Ω	Antengene Corp. Ltd.	414,000	266,674
	Anton Oilfield Services Group	4,908,000	659,287
*	Anyang Iron & Steel, Inc., Class A	200,000	61,373
		Shares	Value»
CHINA — (Continued)
	Aoshikang Technology Co. Ltd., Class A	69,350	$532,364
	Aotecar New Energy Technology Group Co. Ltd., Class A	809,100	343,958
*	Aowei Holdings Ltd.	148,000	4,556
*	ApicHope Pharmaceutical Group Co. Ltd.	79,970	486,276
	Appotronics Corp. Ltd., Class A	82,458	180,701
	APT Satellite Holdings Ltd.	740,000	363,292
	Arctech Solar Holding Co. Ltd., Class A	9,025	53,751
*††Ω	Arrail Group Ltd.	396,500	69,353
*	Asia Cement China Holdings Corp.	990,000	266,580
#Ω	AsiaInfo Technologies Ltd.	473,200	340,394
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	178,300	285,526
	Aurisco Pharmaceutical Co. Ltd., Class A	29,800	98,840
	Autohome, Inc., ADR	120,389	2,242,847
*	Autostreets Development Ltd.	452,200	112,568
	AviChina Industry & Technology Co. Ltd., Class H	6,443,000	2,838,351
	Bafang Electric Suzhou Co. Ltd., Class A	30,700	167,722
*Ω	BAIC Motor Corp. Ltd., Class H	2,772,500	494,484
#*Ω	Bairong, Inc.	466,500	419,051
	Bank of Chongqing Co. Ltd., Class H	1,872,000	1,990,603
Ω	Bank of Qingdao Co. Ltd., Class H	1,922,000	1,264,709
#	Bank of Tianjin Co. Ltd., Class H	288,000	92,995
Ω	Bank of Zhengzhou Co. Ltd., Class H	856,000	111,844
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	182,202	194,961
*	Baotailong New Materials Co. Ltd., Class A	210,100	96,349

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Baoye Group Co. Ltd., Class H	1,132,000	$572,921
*	Baozun, Inc. (BZUN US), Sponsored ADR	25,883	70,402
#	BBMG Corp., Class H	3,591,000	349,282
	BBMG Jidong Cement Group Co. Ltd., Class A	312,517	196,144
	Bear Electric Appliance Co. Ltd., Class A	11,247	68,141
	Beauty Farm Medical & Health Industry, Inc.	126,000	329,092
	Befar Group Co. Ltd., Class A	360,000	282,507
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	70,500	175,777
	Beijing Balance Medical Technology Co. Ltd., Class A	12,178	172,656
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	76,220	398,518
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd., Class A	109,500	90,196
*	Beijing Capital Development Co. Ltd., Class A	339,600	226,407
*	Beijing Capital International Airport Co. Ltd., Class H	1,474,000	358,529
	Beijing Career International Co. Ltd., Class A	17,100	61,145
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	186,000	250,743
	Beijing CTJ Information Technology Co. Ltd., Class A	67,000	202,991
#	Beijing Energy International Holding Co. Ltd.	648,200	87,812
	Beijing Enterprises Holdings Ltd.	1,476,000	5,845,633
		Shares	Value»
CHINA — (Continued)
#	Beijing Enterprises Water Group Ltd.	9,266,000	$3,273,737
	Beijing Fengjing Automotive Parts Co. Ltd.	286,600	165,437
	Beijing Gehua CATV Network Co. Ltd., Class A	199,700	234,180
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	139,368	298,248
*	Beijing Haixin Energy Technology Co. Ltd., Class A	156,400	104,994
	Beijing Haohua Energy Resource Co. Ltd., Class A	184,440	315,768
*	Beijing Jingcheng Machinery Electric Co. Ltd., Class H	80,000	42,181
#	Beijing Jingneng Clean Energy Co. Ltd., Class H	3,592,000	1,016,991
	Beijing Jingyeda Technology Co. Ltd., Class A	14,600	38,520
*	Beijing Jingyuntong Technology Co. Ltd., Class A	268,500	155,234
*	Beijing Join-Cheer Software Co. Ltd., Class A	70,800	78,031
*	Beijing Leike Defense Technology Co. Ltd., Class A	111,307	217,136
*	Beijing North Star Co. Ltd., Class H	398,000	42,402
	Beijing Oriental Jicheng Co. Ltd., Class A	37,100	143,743
	Beijing Originwater Technology Co. Ltd., Class A	439,300	252,661
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	22,200	46,350
	Beijing Sanyuan Foods Co. Ltd., Class A	283,604	253,115

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	43,300	$69,454
	Beijing Shunxin Agriculture Co. Ltd., Class A	98,100	182,625
*	Beijing Sinohytec Co. Ltd., Class H	36,950	90,624
	Beijing SL Pharmaceutical Co. Ltd., Class A	110,000	104,999
*	Beijing Sojo Electric Co. Ltd., Class A	55,400	128,680
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	57,400	31,452
	Beijing Strong Biotechnologies, Inc., Class A	42,200	78,473
*	Beijing SuperMap Software Co. Ltd., Class A	88,400	194,485
	Beijing Teamsun Technology Co. Ltd., Class A	61,500	199,108
*	Beijing Thunisoft Corp. Ltd., Class A	73,700	68,679
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	400,000	376,656
	Beijing Tricolor Technology Co. Ltd., Class A	7,081	147,608
#*	Beijing UBOX Online Technology Corp., Class H	264,500	68,312
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	86,000	13,477
	Beijing Wandong Medical Technology Co. Ltd., Class A	58,500	123,755
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	179,168
		Shares	Value»
CHINA — (Continued)
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	37,300	$289,877
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	90,500	160,723
*	Beisen Holding Ltd.	65,400	29,360
*	Beken Corp., Class A	17,400	90,988
*	Bengang Steel Plates Co. Ltd., Class A	128,700	55,682
	Best Pacific International Holdings Ltd.	336,000	125,689
	Bestore Co. Ltd., Class A	20,600	33,494
	Bestsun Energy Co. Ltd., Class A	144,300	85,928
*	Bestway Marine & Energy Technology Co. Ltd., Class A	185,400	222,227
*	Better Life Commercial Chain Share Co. Ltd., Class A	361,400	219,938
	Beyondsoft Corp., Class A	47,200	72,718
	Bichamp Cutting Technology Hunan Co. Ltd., Class A	16,490	64,721
	Biem.L.Fdlkk Garment Co. Ltd., Class A	76,300	226,474
#*	Bilibili, Inc., Sponsored ADR	45,410	1,000,382
#*	Bilibili, Inc., Class Z	374,960	8,239,434
*	Billion Industrial Holdings Ltd.	44,000	27,115
#*	BingEx Ltd., ADR	7,329	20,301
	Binjiang Service Group Co. Ltd.	192,000	573,806
#*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	71,000	476,823
	Black Peony Group Co. Ltd., Class A	203,349	330,223
#Ω	Blue Moon Group Holdings Ltd.	846,000	343,219
*	Blue Sail Medical Co. Ltd., Class A	124,000	134,975
Ω	BOC Aviation Ltd.	554,400	5,692,766

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	BOE HC SemiTek Corp.	152,100	$270,595
#	BOE Varitronix Ltd.	218,000	119,152
*	Bomin Electronics Co. Ltd., Class A	104,700	238,917
#	Bosideng International Holdings Ltd.	10,770,000	5,893,752
	BOTH Engineering Technology Co. Ltd., Class A	23,800	79,468
	Bright Dairy & Food Co. Ltd., Class A	185,300	201,153
*	Bright Real Estate Group Co. Ltd., Class A	269,300	149,878
	Brilliance China Automotive Holdings Ltd.	5,246,000	1,830,673
	Bros Eastern Co. Ltd., Class A	255,672	348,016
*	Brother Enterprises Holding Co. Ltd., Class A	77,500	67,006
*	B-Soft Co. Ltd., Class A	147,848	95,780
#*	Burning Rock Biotech Ltd., ADR	917	15,589
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	74,600	169,439
	BXN Holding Co. Ltd., Class A	215,900	131,722
	BYD Electronic International Co. Ltd.	1,230,000	4,203,342
*	C C Land Holdings Ltd.	8,135,015	1,246,863
#	C&D International Investment Group Ltd.	2,001,178	3,806,593
	C&D Property Management Group Co. Ltd.	783,000	280,729
	C&S Paper Co. Ltd., Class A	252,900	316,322
*Ω	CALB Group Co. Ltd., Class H	595,400	2,711,832
	Camel Group Co. Ltd., Class A	137,135	200,279
	Cangzhou Dahua Co. Ltd., Class A	27,600	76,803
		Shares	Value»
CHINA — (Continued)
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	262,300	$216,922
	Canny Elevator Co. Ltd., Class A	84,800	76,595
*Ω	CanSino Biologics, Inc., Class H	155,400	588,479
	Center International Group Co. Ltd., Class A	59,300	123,877
	Central China Land Media Co. Ltd., Class A	138,200	271,956
*††	Central China Management Co. Ltd.	1,270,626	13,440
	Central China Securities Co. Ltd., Class H	2,947,000	714,217
	CGN New Energy Holdings Co. Ltd.	4,934,000	1,657,047
*	CGN Nuclear Technology Development Co. Ltd., Class A	226,800	259,990
	Changbai Mountain Tourism Co. Ltd., Class A	81,100	415,280
	Changchun Faway Automobile Components Co. Ltd., Class A	168,330	232,323
	Changchun UP Optotech Co. Ltd., Class A	54,000	483,367
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	382,200	232,665
	Changjiang Publishing & Media Co. Ltd., Class A	161,700	204,007
	Changshu Fengfan Power Equipment Co. Ltd., Class A	98,400	78,317
	Changzheng Engineering Technology Co. Ltd., Class A	8,400	54,169
	Changzhou Qianhong Biopharma Co. Ltd., Class A	216,600	222,872

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chaoju Eye Care Holdings Ltd.	136,500	$52,450
Ω	Cheerwin Group Ltd.	370,500	117,771
*	Chen Lin Education Group Holdings Ltd.	292,000	45,947
	Cheng De Lolo Co. Ltd., Class A	108,650	141,737
*	Chengdu ALD Aviation Manufacturing Corp., Class A	26,400	151,924
	Chengdu B-Ray Media Co. Ltd., Class A	160,300	120,686
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	39,800	70,825
	Chengdu Galaxy Magnets Co. Ltd., Class A	35,200	162,920
	Chengdu Guibao Science & Technology Co. Ltd., Class A	45,100	118,228
	Chengdu Hongqi Chain Co. Ltd., Class A	158,500	120,793
	Chengdu Kanghua Biological Products Co. Ltd., Class A	14,500	121,109
	Chengdu Leejun Industrial Co. Ltd., Class A	185,300	261,331
*	Chengdu M&S Electronics Technology Co. Ltd., Class A	14,076	71,109
	Chengdu Spaceon Electronics Co. Ltd., Class A	81,100	271,274
	Chengdu Wintrue Holding Co. Ltd., Class A	32,800	74,090
	Chenguang Biotech Group Co. Ltd., Class A	83,400	141,108
*	Chengxin Lithium Group Co. Ltd., Class A	45,100	395,555
	Chengzhi Co. Ltd., Class A	232,800	429,942
		Shares	Value»
CHINA — (Continued)
#	Chervon Holdings Ltd.	315,200	$655,412
*	China Aerospace International Holdings Ltd.	8,284,500	485,512
*	China Agriculture Development Seed Group Co. Ltd., Class A	219,100	228,160
	China Aircraft Leasing Group Holdings Ltd.	80,726	39,865
*	China Aluminum International Engineering Corp. Ltd., Class H	352,000	117,134
*	China Anchu Energy Storage Group Ltd.	1,359,000	73,283
	China Animal Husbandry Industry Co. Ltd., Class A	198,000	218,516
	China BlueChemical Ltd., Class H	4,332,000	1,494,960
*Ω	China Bohai Bank Co. Ltd., Class H	3,599,000	408,702
	China CAMC Engineering Co. Ltd., Class A	144,600	214,756
*	China Chunlai Education Group Co. Ltd.	187,000	30,161
#	China Cinda Asset Management Co. Ltd., Class H	21,897,000	3,093,517
*††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
	China Communications Services Corp. Ltd., Class H	7,274,000	4,001,441
	China Conch Venture Holdings Ltd.	3,232,000	5,011,370
	China CYTS Tours Holding Co. Ltd., Class A	124,600	164,698
#	China Datang Corp. Renewable Power Co. Ltd., Class H	7,988,000	1,556,788
*	China Daye Non-Ferrous Metals Mining Ltd.	2,672,000	41,428

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Design Group Co. Ltd., Class A	122,000	$134,583
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	3,702,000	726,732
#††	China Dili Group	12,561,699	198,549
	China Dongxiang Group Co. Ltd.	2,155,985	114,702
Ω	China East Education Holdings Ltd.	1,088,000	737,590
#*	China Education Group Holdings Ltd.	1,587,158	471,366
	China Electronics Huada Technology Co. Ltd.	1,988,000	282,999
	China Everbright Environment Group Ltd.	8,497,000	6,109,749
	China Everbright Ltd.	1,244,000	997,545
*	China Express Airlines Co. Ltd., Class A	175,500	204,368
Ω	China Feihe Ltd.	4,590,000	2,047,996
	China Foods Ltd.	2,444,000	1,159,653
#	China Gas Holdings Ltd.	6,279,544	5,824,913
	China Gold International Resources Corp. Ltd. (2099 HK)	727,700	15,631,247
	China Haisum Engineering Co. Ltd., Class A	40,300	57,651
*	China High Speed Railway Technology Co. Ltd., Class A	497,400	196,201
#*	China High Speed Transmission Equipment Group Co. Ltd.	151,000	37,593
#††	China Huiyuan Juice Group Ltd.	3,902,101	174,667
#	China International Marine Containers Group Co. Ltd., Class H	2,983,380	4,108,757
	China Isotope & Radiation Corp., Class H	15,800	38,156
	China Jinmao Holdings Group Ltd.	12,217,141	2,606,744
		Shares	Value»
CHINA — (Continued)
	China Leadshine Technology Co. Ltd., Class A	25,300	$163,431
	China Lesso Group Holdings Ltd.	3,119,000	1,855,151
	China Lilang Ltd.	561,000	274,965
#*Ω	China Literature Ltd.	530,800	1,678,817
*	China Longevity Group Co. Ltd.	1,076,350	1,374
#	China Medical System Holdings Ltd.	3,716,500	6,109,263
#	China Meidong Auto Holdings Ltd.	692,000	83,909
	China Mengniu Dairy Co. Ltd.	5,687,000	12,665,013
	China Merchants Port Holdings Co. Ltd.	4,444,107	8,839,235
	China Merchants Property Operation & Service Co. Ltd., Class A	189,300	284,372
#*††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	5,789,000	973,791
	China National Accord Medicines Corp. Ltd., Class A	65,630	236,056
	China National Building Material Co. Ltd., Class H	6,750,057	4,398,662
	China National Electric Apparatus Research Institute Co. Ltd., Class A	49,875	194,024
*Ω	China New Higher Education Group Ltd.	296,000	28,027
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	175,400	180,990
	China Nonferrous Mining Corp. Ltd.	3,834,000	6,666,188
*	China Oil & Gas Group Ltd.	1,820,000	40,234
	China Oilfield Services Ltd., Class H	3,164,000	3,820,312
#	China Oriental Group Co. Ltd.	1,384,000	228,018

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Overseas Grand Oceans Group Ltd.	1,725,434	$627,415
#	China Overseas Property Holdings Ltd.	4,565,000	2,325,037
#	China Power International Development Ltd.	14,719,333	6,152,375
*††	China Properties Investment Holdings Ltd.	2,045,000	0
	China Publishing & Media Co. Ltd., Class A	211,400	181,970
	China Qinfa Group Ltd.	1,180,000	466,938
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	2,558,000	1,190,266
	China Railway Tielong Container Logistics Co. Ltd., Class A	249,800	224,649
*††	China Rare Earth Holdings Ltd.	3,990,799	134,003
	China Reinsurance Group Corp., Class H	17,807,000	2,807,902
*Ω	China Renaissance Holdings Ltd.	87,300	39,442
*	China Resource & Environment Co. Ltd., Class A	282,900	156,688
	China Resources Beer Holdings Co. Ltd.	2,681,500	9,239,656
	China Resources Building Materials Technology Holdings Ltd.	4,556,000	788,524
	China Resources Gas Group Ltd.	1,665,800	4,001,673
#	China Resources Medical Holdings Co. Ltd.	1,559,000	569,075
Ω	China Resources Pharmaceutical Group Ltd.	4,345,000	2,916,654
#	China Resources Power Holdings Co. Ltd.	2,170,000	5,351,127
#	China Risun Group Ltd.	1,299,000	504,863
		Shares	Value»
CHINA — (Continued)
*	China Ruifeng Renewable Energy Holdings Ltd.	420,000	$33,503
#*	China Ruyi Holdings Ltd.	21,420,000	4,006,474
#*	China Sanjiang Fine Chemicals Co. Ltd.	1,686,000	1,130,167
*Ω	China Shengmu Organic Milk Ltd.	3,263,000	134,125
	China Shineway Pharmaceutical Group Ltd.	761,200	944,460
*	China Silver Group Ltd.	3,208,000	171,148
	China State Construction International Holdings Ltd.	3,044,000	3,535,524
	China Sunshine Paper Holdings Co. Ltd.	1,420,000	202,300
#	China Suntien Green Energy Corp. Ltd., Class H	6,194,000	3,039,583
	China Taiping Insurance Holdings Co. Ltd.	4,016,200	11,481,903
	China Testing & Certification International Group Co. Ltd., Class A	77,800	76,265
	China Tobacco International HK Co. Ltd.	619,000	2,373,477
	China Traditional Chinese Medicine Holdings Co. Ltd.	2,516,000	545,131
#*	China Travel International Investment Hong Kong Ltd.	9,387,900	1,349,478
*	China Union Holdings Ltd., Class A	221,030	181,060
	China Vered Financial Holding Corp. Ltd.	1,468,500	187,388
	China Water Affairs Group Ltd.	3,714,000	2,345,089
	China West Construction Group Co. Ltd., Class A	150,200	122,216
	China XLX Fertiliser Ltd.	1,888,000	2,670,095

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Yongda Automobiles Services Holdings Ltd.	1,601,500	$208,746
*Ω	China Youran Dairy Group Ltd.	4,116,000	2,024,884
*Ω	China Yuhua Education Corp. Ltd.	520,000	30,129
	China Zheshang Bank Co. Ltd., Class H	1,509,000	470,124
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	89,900	132,965
#	Chinasoft International Ltd.	8,914,000	3,954,374
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	168,100	204,525
	Chongqing Chuanyi Automation Co. Ltd., Class A	67,400	192,899
*	Chongqing Construction Engineering Group Corp. Ltd., Class A	251,800	112,813
	Chongqing Department Store Co. Ltd., Class A	38,000	118,890
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	140,900	259,922
	Chongqing Gas Group Corp. Ltd., Class A	298,600	230,463
	Chongqing Machinery & Electric Co. Ltd., Class H	2,834,000	1,074,593
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	42,200	86,337
	Chongqing Port Co. Ltd., Class A	129,100	92,303
	Chongqing Road & Bridge Co. Ltd., Class A	200,700	175,201
	Chongqing Rural Commercial Bank Co. Ltd., Class H	4,394,000	3,903,576
		Shares	Value»
CHINA — (Continued)
	Chongqing Shunbo Aluminum Co. Ltd., Class A	72,200	$79,925
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	106,510	531,359
	Chow Tai Seng Jewellery Co. Ltd., Class A	122,300	237,414
*	CIFI Holdings Group Co. Ltd.	11,146,000	99,943
	CIG Shanghai Co. Ltd., Class A	16,200	417,125
	CIMC Enric Holdings Ltd.	2,658,000	3,567,529
*	Cinda Real Estate Co. Ltd., Class A	317,300	144,904
	Cisen Pharmaceutical Co. Ltd., Class A	83,100	189,636
*	CITIC Niya Wine Co. Ltd., Class A	199,800	156,894
	CITIC Press Corp., Class A	24,500	127,867
	CITIC Resources Holdings Ltd.	3,574,600	244,148
	City Development Environment Co. Ltd., Class A	147,700	305,324
	CMST Development Co. Ltd., Class A	264,100	204,190
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	169,400	201,068
*	COFCO Biotechnology Co. Ltd., Class A	209,500	186,556
*	COFCO Joycome Foods Ltd.	759,000	133,430
	Cofoe Medical Technology Co. Ltd., Class A	38,920	303,004
	Comba Telecom Systems Holdings Ltd.	644,001	125,478
	Concord New Energy Group Ltd.	18,414,964	859,039
	Consun Pharmaceutical Group Ltd.	2,125,000	4,403,320
	Contec Medical Systems Co. Ltd., Class A	40,300	76,381

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Continental Aerospace Technologies Holding Ltd.	6,297,722	$144,142
	COSCO SHIPPING Development Co. Ltd., Class H	8,912,000	1,265,276
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	436,000	1,020,792
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,287,000	2,679,607
#	COSCO SHIPPING Ports Ltd.	2,716,597	1,895,138
	COSCO SHIPPING Technology Co. Ltd., Class A	60,700	126,434
	Cosonic Intelligent Technologies Co. Ltd., Class A	30,900	64,012
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	318,917
	Crystal Clear Electronic Material Co. Ltd., Class A	144,400	307,077
	CSG Holding Co. Ltd., Class A	233,400	137,841
*	CSG Smart Science&Technology Co. Ltd., Class A	79,100	130,183
	CSPC Pharmaceutical Group Ltd.	11,084,000	12,076,863
	CSSC Hong Kong Shipping Co. Ltd.	3,516,000	1,108,234
	CTS International Logistics Corp. Ltd., Class A	195,520	159,727
*	Cutia Therapeutics, Class H	53,600	31,640
*	CWT International Ltd.	5,370,000	156,205
*	Cybrid Technologies, Inc., Class A	53,700	108,180
*	Daan Gene Co. Ltd., Class A	177,400	150,456
*	Daheng New Epoch Technology, Inc., Class A	49,300	110,098
#*	Dalipal Holdings Ltd.	1,184,000	658,156
*	Damai Entertainment Holdings Ltd.	10,550,000	789,687
		Shares	Value»
CHINA — (Continued)
	Dashang Co. Ltd., Class A	61,314	$163,536
#	Datang International Power Generation Co. Ltd., Class H	8,890,000	3,069,969
*	Datang Telecom Technology Co. Ltd., Class A	250,500	309,225
	Dawnrays Pharmaceutical Holdings Ltd.	2,567,886	371,474
	Dazhong Transportation Group Co. Ltd., Class A	133,478	88,817
	Dazzle Fashion Co. Ltd., Class A	36,400	71,225
*	DBAPP Security Ltd., Class A	9,871	64,867
	DeHua TB New Decoration Materials Co. Ltd., Class A	166,016	360,876
*	Dezhan Healthcare Co. Ltd., Class A	421,300	224,956
	Dian Diagnostics Group Co. Ltd., Class A	77,800	221,231
#	Digital China Holdings Ltd.	1,036,500	267,225
	Dongfang Electric Corp. Ltd., Class H	169,000	846,577
	Dongfeng Electronic Technology Co. Ltd., Class A	71,400	118,384
	Dongguan Aohai Technology Co. Ltd., Class A	56,200	392,974
	Dongguan Development Holdings Co. Ltd., Class A	122,700	186,769
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	13,971	454,472
*	Dongguan Eontec Co. Ltd., Class A	79,300	211,345
	Dongguan Yutong Optical Technology Co. Ltd., Class A	12,500	53,337

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Donghua Testing Technology Co. Ltd., Class A	14,400	$75,675
*	Dongjiang Environmental Co. Ltd., Class H	479,800	126,808
	Dongyue Group Ltd.	4,867,000	8,015,079
*	Doushen Beijing Education & Technology, Inc., Class A	120,000	89,732
*	DouYu International Holdings Ltd., ADR	9,142	44,612
	Dynagreen Environmental Protection Group Co. Ltd., Class H	822,000	671,829
	Eaglerise Electric & Electronic China Co. Ltd., Class A	45,800	266,568
*	Easou Technology Holdings Ltd.	486,500	123,502
#*Ω	East Buy Holding Ltd.	611,000	2,013,600
	East Group Co. Ltd., Class A	140,800	120,490
	Eastcompeace Technology Co. Ltd., Class A	96,200	268,627
	E-Commodities Holdings Ltd.	2,898,000	278,637
	Edan Instruments, Inc., Class A	96,800	211,476
*Ω	Edding Genor Group Holdings Ltd.	323,500	126,684
	Edifier Technology Co. Ltd., Class A	133,699	218,260
	Edvantage Group Holdings Ltd.	395,516	39,594
	EEKA Fashion Holdings Ltd.	54,500	44,639
	EIT Environmental Development Group Co. Ltd., Class A	41,200	129,508
*††	Elion Energy Co. Ltd., Class A	780,761	7,998
	EmbedWay Technologies Shanghai Corp., Class A	63,000	281,827
	ENN Energy Holdings Ltd.	264,000	2,069,578
	Era Co. Ltd., Class A	219,200	137,067
		Shares	Value»
CHINA — (Continued)
	Essex Bio-technology Ltd.	539,000	$223,955
	Eternal Asia Supply Chain Management Ltd., Class A	286,500	235,246
	EVA Precision Industrial Holdings Ltd.	1,060,435	102,032
	Ever Sunshine Services Group Ltd.	1,154,000	291,179
Ω	Everbright Securities Co. Ltd., Class H	67,800	69,610
#*Ω	Everest Medicines Ltd.	505,500	2,255,795
	Explosive Co. Ltd., Class A	32,200	51,367
	Eyebright Medical Technology Beijing Co. Ltd., Class A	23,220	174,611
	Fangda Special Steel Technology Co. Ltd., Class A	280,000	239,136
	Far East Horizon Ltd.	5,369,000	5,146,371
	FAWER Automotive Parts Co. Ltd., Class A	279,800	209,088
	Feilong Auto Components Co. Ltd., Class A	50,800	268,777
*Ω	Feiyu Technology International Co. Ltd.	1,179,000	84,465
	Fengzhushou Co. Ltd., Class A	18,100	117,720
	FESCO Group Co. Ltd., Class A	63,200	147,216
#*	FIH Mobile Ltd.	894,700	2,868,760
*	Financial Street Holdings Co. Ltd., Class A	498,800	231,733
#	FinVolution Group, ADR	177,679	881,288
	First Tractor Co. Ltd., Class H	1,071,176	1,262,173
#*	Flat Glass Group Co. Ltd., Class H	302,000	345,744
	Focus Lightings Tech Co. Ltd., Class A	180,960	235,360
	Focused Photonics Hangzhou, Inc., Class A	72,100	144,084

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Foshan Electrical & Lighting Co. Ltd., Class A	223,300	$185,447
*	Foshan Golden Milky Way Intelligent Equipment Co. Ltd., Class A	11,600	70,068
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	63,500	73,971
	Fosun International Ltd.	3,795,500	1,998,284
	Friend Co. Ltd., Class A	61,200	113,555
#	Fu Shou Yuan International Group Ltd.	1,892,000	637,712
	Fuan Pharmaceutical Group Co. Ltd., Class A	112,400	68,141
#	Fufeng Group Ltd.	6,010,600	5,039,951
#*††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Apex Software Co. Ltd., Class A	35,100	167,664
	Fujian Fuxin Software Development JSC Ltd., Class A	10,466	121,235
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	60,200	119,740
	Fujian Yongfu Power Engineering Co. Ltd., Class A	12,600	49,383
	Fujian Yuanli Active Carbon Co. Ltd., Class A	44,900	117,237
	Fushun Special Steel Co. Ltd., Class A	210,600	168,825
*	Future Machine Ltd.	1,333,000	133,543
Ω	Ganfeng Lithium Group Co. Ltd., Class H	67,800	729,264
	Gansu Energy Chemical Co. Ltd., Class A	930,600	392,698
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	835,000	216,969
	Gansu Shangfeng Cement Co. Ltd., Class A	114,361	235,065
		Shares	Value»
CHINA — (Continued)
	Gansu Yasheng Industrial Group Co. Ltd., Class A	304,900	$193,903
*	GCL New Energy Holdings Ltd.	1,890,000	215,997
#*	GCL Technology Holdings Ltd.	50,623,000	5,856,646
*	GDS Holdings Ltd. (9698 HK), Class A	2,853,200	15,057,939
*	Gemdale Corp., Class A	543,800	231,560
#*	Gemdale Properties & Investment Corp. Ltd.	1,844,000	27,044
	GemPharmatech Co. Ltd., Class A	37,823	114,352
Ω	Genertec Universal Medical Group Co. Ltd.	2,260,000	1,677,872
*	Genimous Technology Co. Ltd., Class A	147,400	159,999
#*	Genscript Biotech Corp.	2,344,000	4,173,203
*	Geo-Jade Petroleum Corp., Class A	408,000	279,513
	Getein Biotech, Inc., Class A	45,600	64,492
#*	Global New Material International Holdings Ltd.	1,151,000	1,245,599
	Goldcard Smart Group Co. Ltd., Class A	45,500	87,481
Ω	Golden Throat Holdings Group Co. Ltd.	523,500	236,986
	Goldenmax International Group Ltd., Class A	61,100	404,185
#	Goldwind Science & Technology Co. Ltd., Class H	2,072,400	4,600,158
	Goodbaby International Holdings Ltd.	1,382,000	156,331
*	Gosuncn Technology Group Co. Ltd., Class A	26,500	21,512
#	Grand Pharmaceutical Group Ltd.	3,333,000	2,662,407
*	Grandjoy Holdings Group Co. Ltd., Class A	609,200	273,759

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Greentown China Holdings Ltd.	3,298,648	$4,074,270
Ω	Greentown Management Holdings Co. Ltd.	284,000	81,134
	Greentown Service Group Co. Ltd.	1,824,000	1,068,796
	GRG Metrology & Test Group Co. Ltd., Class A	146,300	459,242
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	215,700	167,031
	Guangdong Construction Engineering Group Co. Ltd., Class A	473,100	261,442
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	114,500	171,948
	Guangdong Dongpeng Holdings Co. Ltd., Class A	171,500	148,061
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	194,500	327,871
	Guangdong Goworld Co. Ltd., Class A	47,800	104,586
*	Guangdong Guanghua Sci-Tech Co. Ltd., Class A	44,900	143,126
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	303,300	735,758
	Guangdong Guanhao High-Tech Co. Ltd., Class A	219,300	155,812
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	108,900	160,091
	Guangdong Hoshion Industrial Aluminium Co. Ltd., Class A	31,000	114,548
	Guangdong Huate Gas Co. Ltd., Class A	19,861	549,735
	Guangdong Investment Ltd.	6,782,000	7,098,822
		Shares	Value»
CHINA — (Continued)
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	11,090	$82,202
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	66,800	180,005
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	44,900	123,839
	Guangdong Marubi Biotechnology Co. Ltd., Class A	28,900	106,386
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd., Class A	15,700	29,852
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	168,400	247,212
	Guangdong South New Media Co. Ltd., Class A	39,200	218,533
	Guangdong Tapai Group Co. Ltd., Class A	198,600	249,310
*	Guangdong TCL Smart Home Appliances Co. Ltd.	164,700	230,834
	Guangdong Vanward New Electric Co. Ltd., Class A	135,400	163,903
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	92,400	205,838
*	Guangdong Yowant Technology Group Co. Ltd., Class A	141,000	139,075
	Guangdong Yussen Energy Technology Co. Ltd., Class A	20,000	42,166
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	239,100	87,032
*	Guanghui Logistics Co. Ltd., Class A	150,700	129,563
	Guangshen Railway Co. Ltd., Class H	3,350,000	1,024,124
	Guangxi Energy Co. Ltd., Class A	40,600	29,407

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangxi LiuYao Group Co. Ltd., Class A	38,880	$95,440
	Guangxi Wuzhou Communications Co. Ltd., Class A	177,800	101,448
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	570,800	205,958
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	43,602	107,055
#	Guangzhou Automobile Group Co. Ltd., Class H	4,548,000	1,646,295
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	508,000	1,088,954
	Guangzhou Grandbuy Co. Ltd., Class A	43,400	39,491
	Guangzhou Haoyang Electronic Co. Ltd., Class A	20,150	110,431
	Guangzhou KDT Machinery Group Co. Ltd., Class A	46,598	139,469
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	54,500	218,446
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	120,500	179,556
*	Guangzhou Pearl River Piano Group Co. Ltd., Class A	42,000	36,856
	Guangzhou Restaurant Group Co. Ltd., Class A	68,700	156,303
	Guangzhou Sie Consulting Co. Ltd., Class A	77,200	286,841
	Guangzhou Wondfo Biotech Co. Ltd., Class A	52,100	139,731
	Guangzhou Zhiguang Electric Co. Ltd., Class A	22,200	42,784
		Shares	Value»
CHINA — (Continued)
	Guilin Layn Natural Ingredients Corp., Class A	130,630	$168,233
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	85,500	179,303
	Guizhou Gas Group Corp. Ltd., Class A	140,928	133,353
	Guizhou Guihang Automotive Components Co. Ltd., Class A	41,200	82,809
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	267,700	216,848
	Guizhou Qianyuan Power Co. Ltd., Class A	69,900	207,955
	Guizhou Red Star Developing Co. Ltd., Class A	28,200	96,957
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	53,100	87,667
	Guizhou Tyre Co. Ltd., Class A	276,600	204,195
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	352,600	174,428
*	Guizhou Zhenhua E-chem, Inc., Class A	43,914	106,739
*	Guoguang Electric Co. Ltd., Class A	108,600	180,320
	Guomai Technologies, Inc., Class A	172,600	210,869
#	Guoquan Food Shanghai Co. Ltd., Class H	1,204,400	536,335
#	Gushengtang Holdings Ltd.	265,800	1,007,748
	H World Group Ltd. (1179 HK)	124,900	644,875
#*Ω	Haichang Ocean Park Holdings Ltd.	1,203,000	66,671
#Ω	Haidilao International Holding Ltd.	3,772,000	6,956,937
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	29,820	55,748
*	Hainan Haide Capital Management Co. Ltd., Class A	155,400	151,829

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	58,100	$144,982
*	Hainan Meilan International Airport Co. Ltd., Class H	416,000	325,800
	Haitian International Holdings Ltd.	2,439,000	6,617,355
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	2,992,000	299,318
	Hangxiao Steel Structure Co. Ltd., Class A	283,708	125,779
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	35,300	82,483
*	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	22,700	56,785
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	23,600	134,806
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	41,354	174,396
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	40,649	358,223
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	104,300	150,276
	Hangzhou Onechance Tech Corp., Class A	42,070	215,710
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	225,000	301,599
	Hangzhou Sunrise Technology Co. Ltd., Class A	101,300	215,531
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	344,000	1,780,480
	Hangzhou Weiguang Electronic Co. Ltd., Class A	13,400	63,924
		Shares	Value»
CHINA — (Continued)
	Hangzhou Youngsun Intelligent Equipment Co. Ltd., Class A	19,000	$34,023
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	52,400	181,402
#	Hanking Gold International Ltd.	1,710,000	793,982
	Haosen Fintech Group Ltd.	7,000	10,028
	Harbin Boshi Automation Co. Ltd., Class A	87,400	164,280
	Harbin Electric Co. Ltd., Class H	1,957,413	5,844,322
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	83,900	182,299
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	277,900	143,980
*	Harbin Pharmaceutical Group Co. Ltd., Class A	465,800	244,678
	HBIS Resources Co. Ltd., Class A	82,100	203,487
*Ω	HBM Holdings Ltd.	1,203,000	2,000,275
	Health & Happiness H&H International Holdings Ltd.	384,500	704,645
*	Healthcare Co. Ltd., Class A	17,700	16,691
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	108,000	214,724
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	181,578	350,316
	Hefei Urban Construction Development Co. Ltd., Class A	161,200	326,638
	Hello Group, Inc., Sponsored ADR	123,346	769,679
*	Henan Dayou Energy Co. Ltd., Class A	66,700	56,576

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Hengxing Science & Technology Co. Ltd., Class A	121,400	$86,051
	Henan Liliang Diamond Co. Ltd., Class A	49,200	391,377
	Henan Lingrui Pharmaceutical Co., Class A	50,200	164,383
	Henan Thinker Automatic Equipment Co. Ltd., Class A	67,900	260,214
*	Henan Yicheng New Energy Co. Ltd., Class A	321,100	212,456
	Henan Yuguang Gold & Lead Co. Ltd., Class A	107,100	232,708
*	Henan Yuneng Holdings Co. Ltd., Class A	125,400	281,090
	Henan Zhongyuan Expressway Co. Ltd., Class A	278,800	164,981
	Hengan International Group Co. Ltd.	1,134,500	3,889,473
	Hengbao Co. Ltd., Class A	21,900	45,819
	Hengdian Group Tospo Lighting Co. Ltd., Class A	17,600	46,675
	Hengtong Logistics Co. Ltd., Class A	85,200	112,773
	HG Technologies Co. Ltd., Class A	25,450	60,003
*	Hi Sun Technology China Ltd.	657,000	36,607
	Hichain Logistics Co. Ltd., Class A	18,500	57,313
*	Hiconics Eco-energy Technology Co. Ltd., Class A	78,500	74,188
	Hiecise Precision Equipment Co. Ltd., Class A	20,200	94,984
*	High Templar Tech Ltd., Sponsored ADR	276,975	656,431
		Shares	Value»
CHINA — (Continued)
	Hisense Home Appliances Group Co. Ltd., Class H	1,325,000	$3,900,494
*	Hitevision Co. Ltd., Class A	39,400	149,106
	HitGen, Inc., Class A	41,970	176,858
*	HNA Technology Co. Ltd., Class A	393,400	212,481
	Hongli Zhihui Group Co. Ltd., Class A	79,400	89,419
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	244,880	123,953
#*	Hopson Development Holdings Ltd.	4,531,026	1,527,215
	Horizon Construction Development Ltd.	2,630,591	305,124
	Hoymiles Power Electronics, Inc., Class A	16,187	268,209
*Ω	Hua Medicine	684,500	295,056
	Huabao Flavours & Fragrances Co. Ltd., Class A	8,500	20,646
	Huabao International Holdings Ltd.	951,000	542,647
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	91,100	64,677
	Huadian Heavy Industries Co. Ltd., Class A	189,000	246,321
#	Huadian Power International Corp. Ltd., Class H	3,826,000	2,080,557
*	Huafu Fashion Co. Ltd., Class A	318,552	230,540
*	Huakai Yibai Technology Co. Ltd., Class A	39,400	75,110
	Huangshan Novel Co. Ltd., Class A	101,840	166,966
	Huangshan Tourism Development Co. Ltd., Class A	89,300	155,616
	Huapont Life Sciences Co. Ltd., Class A	213,300	155,674
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	643,900	1,368,374

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	297,100	$209,163
	Hubei Chutian Smart Communication Co. Ltd., Class A	303,300	170,664
	Hubei Huitian New Materials Co. Ltd., Class A	37,400	63,304
	Hubei Zhenhua Chemical Co. Ltd., Class A	77,480	401,443
	Huishang Bank Corp. Ltd., Class H	1,391,000	914,192
*	Huizhou CEE Technology, Inc., Class A	75,100	131,138
	Hunan Aihua Group Co. Ltd., Class A	32,600	95,105
*	Hunan Corun New Energy Co. Ltd., Class A	382,300	427,740
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	370,100	237,500
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	266,380	241,657
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	47,200	88,997
*	Hunan Kaimeite Gases Co. Ltd., Class A	63,400	185,167
*	Hunan New Wellful Co. Ltd., Class A	157,200	129,375
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	191,100	245,505
	Hunan Zhongke Electric Co. Ltd., Class A	19,000	58,669
#*	HUTCHMED China Ltd. 13 HK	1,089,000	2,962,754
#*	HUTCHMED China Ltd. HCM US, ADR	3,324	44,675
	HUYA, Inc., ADR	160,771	504,821
*Ω	Hygeia Healthcare Holdings Co. Ltd.	400,200	589,156
*	HyUnion Holding Co. Ltd., Class A	244,800	262,509
		Shares	Value»
CHINA — (Continued)
*	IAT Automobile Technology Co. Ltd., Class A	76,200	$110,102
*	ImmuneOnco Biopharmaceuticals Shanghai, Class H	2,400	1,449
*	Inkeverse Group Ltd.	634,000	55,474
*	INKON Life Technology Co. Ltd., Class A	109,700	181,493
	Inmyshow Digital Technology Group Co. Ltd., Class A	341,900	299,516
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	5,400	40,009
*Ω	InnoCare Pharma Ltd., Class H	1,068,000	1,890,571
	Innuovo Technology Co. Ltd., Class A	81,100	109,946
*	Insigma Technology Co. Ltd., Class A	171,400	220,962
	Inspur Digital Enterprise Technology Ltd.	746,000	216,989
*	Inspur Software Co. Ltd., Class A	37,600	91,058
	Intron Technology Holdings Ltd.	316,000	74,058
#*	iQIYI, Inc., ADR	717,125	846,207
	IReader Technology Co. Ltd., Class A	87,800	322,599
*	J&T Global Express Ltd.	4,241,400	5,310,823
	Jack Technology Co. Ltd., Class A	5,700	33,040
	Jade Bird Integrated Technologies Co. Ltd.	165,360	293,857
	Jafron Biomedical Co. Ltd., Class A	86,000	240,227
	Jangho Group Co. Ltd., Class A	203,600	286,023
*Ω	JD Logistics, Inc.	2,716,800	5,291,214
*Ω	Jenscare Scientific Co. Ltd., Class H	118,200	148,614
*	Jia Yao Holdings Ltd.	81,000	85,914
	Jiajiayue Group Co. Ltd., Class A	76,400	121,168
	Jiang Su Suyan Jingshen Co. Ltd., Class A	150,100	239,331

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangling Motors Corp. Ltd., Class A	66,000	$181,714
	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	17,500	155,002
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	227,700	202,154
*	Jiangsu Baichuan High-tech New Materials Co. Ltd., Class A	63,000	95,713
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	61,600	206,633
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	18,000	347,926
	Jiangsu Changbao Steeltube Co. Ltd., Class A	76,200	100,256
	Jiangsu Changhai Composite Materials Co. Ltd., Class A	42,900	123,142
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	53,600	106,120
	Jiangsu Chint Power Technology Co. Ltd., Class A	39,000	166,370
*	Jiangsu Dagang Co. Ltd., Class A	124,600	302,982
	Jiangsu Etern Co. Ltd., Class A	66,700	416,879
	Jiangsu Expressway Co. Ltd., Class H	542,000	737,466
*	Jiangsu General Science Technology Co. Ltd., Class A	203,700	139,144
	Jiangsu Gian Technology Co. Ltd., Class A	35,200	215,477
	Jiangsu Guomao Reducer Co. Ltd., Class A	87,800	202,857
	Jiangsu Guotai International Group Co. Ltd., Class A	69,300	91,232
		Shares	Value»
CHINA — (Continued)
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	23,900	$219,261
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	182,200	201,092
*	Jiangsu Hongdou Industrial Co. Ltd., Class A	376,500	152,848
	Jiangsu Hongtian Technology Co. Ltd., Class A	19,400	147,992
	Jiangsu Huachang Chemical Co. Ltd., Class A	177,400	175,272
*	Jiangsu Huahong Technology Stock Co. Ltd., Class A	70,000	264,774
	Jiangsu Huaxicun Co. Ltd., Class A	95,671	100,905
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	277,100	185,579
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	22,171	91,210
	Jiangsu Jiuding New Material Co. Ltd.	70,800	139,203
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	100,940	199,191
	Jiangsu Lianyungang Port Co. Ltd., Class A	134,600	94,339
	Jiangsu Linyang Energy Co. Ltd., Class A	257,200	229,550
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	83,200	408,707
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	120,700	145,113
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	78,700	130,853
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	164,300	239,458

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	98,100	$94,236
	Jiangsu Rongtai Industry Co. Ltd., Class A	28,300	135,988
*	Jiangsu Sanfame Polyester Material Co. Ltd., Class A	466,700	174,176
	Jiangsu Shentong Valve Co. Ltd., Class A	86,100	203,799
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	140,200	159,558
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	76,873	837,739
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	14,784	161,112
	Jiangsu Soho High Hope Group Corp., Class A	428,400	179,489
*	Jiangsu Sopo Chemical Co., Class A	92,401	111,855
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	262,221	190,779
	Jiangsu ToLand Alloy Co. Ltd., Class A	23,300	134,394
*	Jiangsu Transimage Technology Co. Ltd., Class A	34,900	132,362
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	161,700	192,784
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	275,200	183,780
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	412,100	162,470
*	Jiangsu Zongyi Co. Ltd., Class A	130,900	147,164
		Shares	Value»
CHINA — (Continued)
	Jiangxi Bank Co. Ltd., Class H	1,112,500	$98,087
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	115,900	161,670
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	75,500	214,756
	Jiangxi Ganneng Co. Ltd., Class A	161,100	295,287
	Jiangxi Ganyue Expressway Co. Ltd., Class A	264,600	171,757
	Jiangxi Guotai Group Co. Ltd., Class A	121,900	247,936
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	56,200	102,868
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	46,460	192,172
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	79,100	110,592
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	60,300	231,234
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	63,900	233,156
*	Jiangyin Zhongnan Heavy Industries Co. Ltd., Class A	243,200	130,272
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	108,234	212,200
*	Jihua Group Corp. Ltd., Class A	515,900	221,198
*	Jilin Chemical Fibre, Class A	419,602	314,448
	Jilin OLED Material Tech Co. Ltd., Class A	23,525	153,302
*	Jilin Quanyangquan Co. Ltd., Class A	90,200	109,576
*	Jinbei Automotive Co. Ltd., Class A	217,100	128,071

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*††	Jinchuan Group International Resources Co. Ltd.	7,638,000	$117,020
	Jinghua Pharmaceutical Group Co. Ltd., Class A	144,900	159,968
	Jingjin Equipment, Inc., Class A	141,400	388,325
	Jinhong Gas Co. Ltd., Class A	61,973	317,807
	Jinhui Liquor Co. Ltd., Class A	53,400	138,899
*	JinJian Cereals Industry Co. Ltd., Class A	57,500	57,325
	JinkoSolar Holding Co. Ltd., ADR	129,309	3,019,365
	Jinlei Technology Co. Ltd., Class A	66,900	297,763
	Jinlongyu Group Co. Ltd., Class A	99,400	394,646
	Jinmao Property Services Co. Ltd.	302,279	99,208
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	298,110
	Jinneng Science&Technology Co. Ltd., Class A	103,400	101,737
#*Ω	Jinxin Fertility Group Ltd.	3,915,500	1,200,419
	Jinzai Food Group Co. Ltd., Class A	76,700	126,806
*	Jinzhou Yongshan Lithium Co. Ltd., Class A	34,700	99,186
	JiuGui Liquor Co. Ltd., Class A	38,100	238,641
#Ω	Jiumaojiu International Holdings Ltd.	481,000	107,770
	Jiuzhitang Co. Ltd., Class A	76,900	108,835
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	224,800	560,396
	JNBY Design Ltd.	631,000	1,723,916
#Ω	Joinn Laboratories China Co. Ltd., Class H	140,700	389,337
		Shares	Value»
CHINA — (Continued)
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	201,100	$300,244
	Jones Tech PLC, Class A	24,760	198,375
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	72,700	221,491
	Joyoung Co. Ltd., Class A	92,000	146,986
	JOYY, Inc., ADR	46,746	2,757,547
	JS Corrugating Machinery Co. Ltd., Class A	95,000	143,856
#*Ω	JS Global Lifestyle Co. Ltd.	1,699,000	373,406
	JSTI Group, Class A	113,500	112,789
#*	Ju Teng International Holdings Ltd.	1,932,000	998,991
	Jutze Intelligent Technology Co. Ltd., Class A	31,800	93,947
*Ω	JW Cayman Therapeutics Co. Ltd.	5,500	1,644
	Kailuan Energy Chemical Co. Ltd., Class A	149,900	129,368
	Kaishan Group Co. Ltd., Class A	73,500	332,734
	Kanzhun Ltd.	97,400	653,214
	KEDE Numerical Control Co. Ltd., Class A	23,357	207,419
*	Keep, Inc.	384,600	147,909
	Keeson Technology Corp. Ltd., Class A	37,900	94,121
	Keli Motor Group Co. Ltd., Class A	133,500	203,451
	Keli Sensing Technology Ningbo Co. Ltd., Class A	29,700	245,306
	Keshun Waterproof Technologies Co. Ltd., Class A	129,100	128,800
	Kidswant Children Products Co. Ltd., Class A	150,300	195,401
	Kinco Automation Shanghai Co. Ltd., Class A	7,843	124,253

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Kinetic Development Group Ltd.	4,804,000	$1,433,029
	Kingboard Holdings Ltd.	2,259,921	12,810,910
	Kingboard Laminates Holdings Ltd.	3,510,500	15,671,430
*	Kingdee International Software Group Co. Ltd.	4,900,000	5,421,028
*	Kingsignal Technology Co. Ltd., Class A	51,200	111,072
#*	Kingsoft Cloud Holdings Ltd.	1,882,000	1,897,756
#	Kingsoft Corp. Ltd.	477,000	1,409,081
	KPC Pharmaceuticals, Inc., Class A	95,000	132,354
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	75,100	197,157
	Kuangda Technology Group Co. Ltd., Class A	287,400	256,165
	Kunlun Energy Co. Ltd.	5,972,000	5,747,128
	Kunming Chuan Jin Nuo Chemical Co. Ltd., Class A	33,300	123,783
	Kunshan Dongwei Technology Co. Ltd., Class A	47,829	430,164
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	36,820	280,488
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	55,100	88,222
*	Kyland Technology Co. Ltd., Class A	104,600	285,381
	Lancy Co. Ltd., Class A	80,100	189,491
*	Landai Technology Group Corp. Ltd., Class A	85,300	118,172
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	156,100	193,492
	Laobaixing Pharmacy Chain JSC, Class A	85,300	175,234
	Launch Tech Co. Ltd., Class H	273,500	276,834
	Lee & Man Chemical Co. Ltd.	528,785	331,325
		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	2,361,000	$1,021,520
*Ω	Legend Holdings Corp., Class H	1,319,300	1,603,686
*	Leoch Energy, Inc.	720	6,142
	Leoch International Technology Ltd.	36,000	4,268
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	68,400	188,187
#	LexinFintech Holdings Ltd., ADR	8,846	18,665
	Li Ning Co. Ltd.	5,678,000	14,782,494
*	LianChuang Electronic Technology Co. Ltd., Class A	30,400	34,372
	Lianhe Chemical Technology Co. Ltd., Class A	81,400	197,546
#*	Lianlian DigiTech Co. Ltd., Class H	227,500	164,808
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	55,700	95,637
	Liaoning Chengda Biotechnology Co. Ltd., Class A	51,643	174,352
	Liaoning Energy Industry Co. Ltd., Class A	164,000	95,664
	Liaoning Port Co. Ltd., Class H	968,000	106,809
	Lier Chemical Co. Ltd., Class A	149,980	283,975
*	Lifetech Scientific Corp.	8,522,000	2,361,071
	Lijiang Yulong Tourism Co. Ltd., Class A	129,100	179,591
	Lily Group Co. Ltd., Class A	46,500	114,294
*	Linewell Software Co. Ltd., Class A	61,500	81,045
#	Lingbao Gold Group Co. Ltd., Class H	870,000	2,338,937
#Ω	Linklogis, Inc., Class B	2,001,500	625,461
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	189,711
	Livzon Pharmaceutical Group, Inc., Class H	622,403	2,237,379

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	17,800	$55,969
*	Long Yuan Construction Group Co. Ltd., Class A	180,600	52,592
#Ω	Longfor Group Holdings Ltd.	2,779,114	2,877,570
	Longhua Technology Group Luoyang Co. Ltd., Class A	189,100	293,544
	Longyan Zhuoyue New Energy Co. Ltd., Class A	7,470	57,685
	Lonking Holdings Ltd.	5,962,000	2,537,996
	Lontium Semiconductor Corp., Class A	21,565	253,149
*	Lotus Holdings Co. Ltd.	164,799	259,724
	Lucky Harvest Co. Ltd., Class A	34,190	148,125
*††	Lumena Newmat	363,249	0
	Luolai Lifestyle Technology Co. Ltd., Class A	106,300	175,258
	Luoniushan Co. Ltd., Class A	125,428	121,084
	Lushang Freda Pharmaceutical Co. Ltd., Class A	161,500	155,014
	Luxin Venture Capital Group Co. Ltd., Class A	109,200	348,951
	Luyang Energy-Saving Materials Co. Ltd.	94,900	137,422
*Ω	Luye Pharma Group Ltd.	4,823,500	1,593,348
	Luyuan Group Holding Cayman Ltd.	81,500	126,849
	Lygend Resources & Technology Co. Ltd.-H, Class H	160,800	246,373
*	Maanshan Iron & Steel Co. Ltd., Class H	3,244,048	1,056,921
	Maccura Biotechnology Co. Ltd., Class A	106,861	164,593
*	Malion New Materials Co. Ltd., Class A	83,800	143,547
	Maxvision Technology Corp., Class A	39,800	314,895
		Shares	Value»
CHINA — (Continued)
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	42,200	$160,997
#Ω	Medlive Technology Co. Ltd.	344,500	381,812
	MeiG Smart Technology Co. Ltd., Class A	44,800	257,168
#Ω	Meitu, Inc.	5,321,000	2,865,017
	Mesnac Co. Ltd., Class A	196,900	195,952
#	Metallurgical Corp. of China Ltd., Class H	2,108,000	429,887
	M-Grass Ecology & Environment Group Co. Ltd., Class A	384,500	205,350
#*Ω	Microport Cardioflow Medtech Corp.	669,200	206,945
#	MicroPort NeuroScientific Corp.	319,224	425,004
*	Microport Scientific Corp.	1,702,100	1,911,954
Ω	Midea Real Estate Holding Ltd.	311,000	129,374
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	28,971	241,564
#	Ming Yuan Cloud Group Holdings Ltd.	1,847,000	497,781
*	Mingfa Group International Co. Ltd.	260,000	3,075
	MINISO Group Holding Ltd.	440,600	1,625,745
*	Minmetals Development Co. Ltd., Class A	196,200	321,141
	Minth Group Ltd.	1,963,000	8,584,737
*	Miracle Automation Engineering Co. Ltd., Class A	14,000	47,903
	Miracll Chemicals Co. Ltd., Class A	43,640	114,173
	MLS Co. Ltd., Class A	197,100	274,713
*	MMG Ltd.	8,402,598	9,065,443
*Ω	Mobvista, Inc.	968,000	2,024,129
	Monalisa Group Co. Ltd., Class A	12,800	20,354

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Montnets Cloud Technology Group Co. Ltd., Class A	77,800	$108,391
	Moon Environment Technology Co. Ltd., Class A	88,980	326,708
	Morimatsu International Holdings Co. Ltd.	612,000	549,685
	Motic Xiamen Electric Group Co. Ltd., Class A	29,500	66,362
	MYS Group Co. Ltd., Class A	174,100	86,787
	Nancal Technology Co. Ltd., Class A	43,300	250,269
*	Nanfang Pump Industry Co. Ltd., Class A	318,400	226,554
	Nanhua Futures Co. Ltd., Class A	51,500	158,489
	NanJi E-Commerce Co. Ltd., Class A	258,000	114,621
	Nanjing Cosmos Chemical Co. Ltd., Class A	62,500	127,949
	Nanjing Hanrui Cobalt Co. Ltd., Class A	59,300	422,291
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	47,907	64,538
	Nanjing Pharmaceutical Group Co. Ltd.	244,800	189,625
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	241,200	240,627
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	77,905	330,798
	Natural Food International Holding Ltd.	452,000	98,440
#	NetDragon Websoft Holdings Ltd.	250,500	276,993
#*Ω	NetEase Cloud Music, Inc.	156,250	2,307,470
	Neusoft Corp., Class A	148,800	193,475
		Shares	Value»
CHINA — (Continued)
	New Guomai Digital Culture Co. Ltd., Class A	78,400	$142,837
*	New Journey Health Technology Group Co. Ltd., Class A	554,900	188,447
	New Trend International Logis-Tech Co. Ltd., Class A	52,700	88,782
#*	Newborn Town, Inc.	1,330,000	1,568,328
	Nexteer Automotive Group Ltd.	634,000	393,878
*	Nine Dragons Paper Holdings Ltd.	3,319,000	2,695,423
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	20,400	20,958
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	60,200	106,452
	Ningbo Exciton Technology Co. Ltd., Class A	32,800	91,713
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	72,600	213,722
	Ningbo Kbe Electrical Technology Co. Ltd., Class A	16,600	139,716
	Ningbo Menovo Pharmaceutical Co. Ltd., Class A	24,000	220,683
	Ningbo Peacebird Fashion Co. Ltd., Class A	66,600	138,988
*	Ningbo Solartron Technology Co. Ltd., Class A	22,535	59,184
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	55,800	274,673
	Ningbo Yongxin Optics Co. Ltd., Class A	21,000	354,416
	Ningbo Yunsheng Co. Ltd., Class A	118,900	232,579
	Ningxia Building Materials Group Co. Ltd., Class A	84,200	159,298

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	33,700	$217,602
	Ningxia Western Venture Industrial Co. Ltd., Class A	265,100	182,540
*	Niu Technologies, Sponsored ADR	15,777	48,909
	NKY Medical Holdings Ltd., Class A	84,300	234,179
	Noah Holdings Ltd., Sponsored ADR	52,669	548,284
	North Chemical Industries Co. Ltd., Class A	44,800	159,617
	North China Pharmaceutical Co. Ltd., Class A	171,300	130,905
*	North Electro-Optic Co. Ltd., Class A	57,200	183,244
	North Huajin Chemical Industries Co. Ltd., Class A	272,000	226,741
	Northeast Pharmaceutical Group Co. Ltd., Class A	217,203	157,008
	Novoray Corp., Class A	3,272	42,169
*	NSFOCUS Technologies Group Co. Ltd., Class A	95,400	103,135
*	Nuode New Materials Co. Ltd., Class A	306,700	485,216
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	42,800	39,894
#*Ω	Ocumension Therapeutics	478,000	454,547
#	Onewo, Inc., Class H	311,100	673,617
	Opple Lighting Co. Ltd., Class A	46,400	137,889
	OPT Machine Vision Tech Co. Ltd., Class A	12,615	202,830
	ORG Technology Co. Ltd., Class A	306,700	247,522
	Orient International Enterprise Ltd., Class A	148,200	153,488
#	Orient Overseas International Ltd.	228,500	3,989,174
		Shares	Value»
CHINA — (Continued)
*	Oriental Energy Co. Ltd., Class A	213,400	$251,460
#*	OSL Group Ltd.	706,500	1,135,622
*	Ourpalm Co. Ltd., Class A	101,800	74,809
	Ovctek China, Inc., Class A	45,600	96,463
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	117,700	205,930
*	PCI Technology Group Co. Ltd., Class A	249,500	195,891
*Ω	Peijia Medical Ltd.	760,000	604,465
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	0
*	Pengxin International Mining Co. Ltd., Class A	185,200	224,224
*	Perennial Energy Holdings Ltd.	40,000	5,123
#*	Phancy Group Co. Ltd., Class H	304,300	1,467,189
	PharmaBlock Sciences Nanjing, Inc., Class A	30,200	176,743
Ω	Pharmaron Beijing Co. Ltd., Class H	754,500	2,037,022
*	Phenix Optical Co. Ltd., Class A	25,200	71,826
	PhiChem Corp., Class A	82,131	368,270
#*Ω	Ping An Healthcare & Technology Co. Ltd.	2,757,658	3,814,052
	PNC Process Systems Co. Ltd., Class A	59,680	218,820
*	Polaris Bay Group Co. Ltd., Class A	269,000	247,900
	Poly Property Group Co. Ltd.	4,407,500	1,089,641
	Poly Property Services Co. Ltd., Class H	142,200	569,681
*	Pony Testing International Group Co. Ltd., Class A	47,200	66,859
*	Porton Pharma Solutions Ltd., Class A	106,500	333,246

The Emerging Markets Small Cap Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Pou Sheng International Holdings Ltd.	3,276,806	$163,343
Precision Tsugami China Corp. Ltd.	128,000	788,921
Prinx Chengshan Holdings Ltd.	256,000	261,792
Pulike Biological Engineering, Inc., Class A	20,800	36,470
Puyang Huicheng Electronic Material Co. Ltd., Class A	9,700	20,792
PW Medtech Group Ltd.	859,000	124,241
Q Technology Group Co. Ltd.	1,418,000	1,488,119
Qfin Holdings, Inc., ADR	108,615	1,420,684
Qianhe Condiment & Food Co. Ltd., Class A	158,650	212,734
Qiming Information Technology Co. Ltd., Class A	49,800	129,158
Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	197,600	322,600
Qingdao Citymedia Co. Ltd., Class A	32,400	30,033
Qingdao East Steel Tower Stock Co. Ltd., Class A	32,100	113,200
Qingdao Eastsoft Communication Technology Co. Ltd., Class A	86,722	165,762
Qingdao Gaoce Technology Co. Ltd., Class A	114,045	224,104
Qingdao Gon Technology Co. Ltd., Class A	2,600	20,181
Qingdao Haier Biomedical Co. Ltd., Class A	37,811	173,993
Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	43,714	89,452
		Shares	Value»
CHINA — (Continued)
	Qingdao NovelBeam Technology Co. Ltd., Class A	10,727	$173,125
Ω	Qingdao Port International Co. Ltd., Class H	1,097,000	1,073,577
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	81,000	96,079
*	Qingling Motors Co. Ltd., Class H	762,000	100,925
	Qinhuangdao Port Co. Ltd., Class H	1,932,500	611,575
*	QuakeSafe Technologies Co. Ltd., Class A	10,100	34,646
	Queclink Wireless Solutions Co. Ltd., Class A	71,900	154,886
	Quick Intelligent Equipment Co. Ltd., Class A	58,300	401,831
*	Quzhou DFP New Material Group Co. Ltd.	262,400	174,541
	Rainbow Digital Commercial Co. Ltd., Class A	142,400	114,942
	Rayhoo Motor Dies Co. Ltd., Class A	36,300	159,915
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	925,120	167,109
	Renhe Pharmacy Co. Ltd., Class A	253,900	211,672
*	REPT BATTERO Energy Co. Ltd., Class H	345,800	783,590
	Rianlon Corp., Class A	38,750	246,706
	Richinfo Technology Co. Ltd., Class A	22,000	73,082
	Riyue Heavy Industry Co. Ltd., Class A	123,600	231,422
	Rizhao Port Co. Ltd., Class A	359,300	155,834
#*	RoboSense Technology Co. Ltd.	299,200	1,282,908
	Ruida Futures Co. Ltd., Class A	68,700	250,623

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ruifeng Power Group Co. Ltd.	34,000	$42,621
	Runjian Co. Ltd., Class A	25,000	219,783
	Sanchuan Wisdom Technology Co. Ltd., Class A	93,400	85,994
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	166,700	167,799
	Sanjiang Shopping Club Co. Ltd., Class A	60,900	121,605
	Sanquan Food Co. Ltd., Class A	103,400	217,869
*	Sansteel Minguang Co. Ltd. Fujian, Class A	247,900	124,588
	Sansure Biotech, Inc., Class A	72,284	181,779
*	Sanwei Holding Group Co. Ltd., Class A	83,600	137,901
	Sany Heavy Equipment International Holdings Co. Ltd.	4,159,000	5,748,931
#*	Seazen Group Ltd.	5,392,571	1,536,480
	SF Diamond Co. Ltd., Class A	30,100	128,699
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	332,700	169,663
*	Shaanxi Fenghuo Electronics Co. Ltd., Class A	116,000	162,005
*	Shaanxi Heimao Coking Co. Ltd., Class A	352,600	207,825
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	109,500	127,387
	Shandong Bohui Paper Industrial Co. Ltd., Class A	166,103	154,615
*	Shandong Chenming Paper Holdings Ltd., Class H	72,000	9,467
	Shandong Dawn Polymer Co. Ltd., Class A	79,900	352,629
	Shandong Denghai Seeds Co. Ltd., Class A	151,100	226,478
		Shares	Value»
CHINA — (Continued)
*	Shandong Haihua Co. Ltd., Class A	134,000	$116,854
	Shandong Head Group Co. Ltd., Class A	40,100	157,235
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	235,600	191,287
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,200	104,019
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	41,100	93,710
	Shandong Jinjing Science & Technology Co. Ltd., Class A	246,800	212,856
	Shandong Lukang Pharma, Class A	169,300	202,166
	Shandong New Beiyang Information Technology Co. Ltd., Class A	85,500	92,615
*	Shandong Oriental Ocean Sci-Tech Co. Ltd., Class A	62,500	18,848
	Shandong Pharmaceutical Glass Co. Ltd., Class A	82,400	225,108
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,391,600	2,376,226
	Shandong WIT Dyne Health Co. Ltd., Class A	43,400	184,158
	Shandong Xiantan Group Co. Ltd.	148,800	139,655
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	460,946
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	134,000	220,183
	Shanghai Acrel Co. Ltd., Class A	27,600	98,165

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	101,800	$217,353
*	Shanghai AJ Group Co. Ltd., Class A	272,700	193,135
	Shanghai AtHub Co. Ltd., Class A	15,333	83,470
	Shanghai Bailian Group Co. Ltd., Class A	190,000	230,225
	Shanghai Baolong Automotive Corp., Class A	24,400	121,384
	Shanghai Baosteel Packaging Co. Ltd., Class A	213,800	161,564
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	112,400	57,691
	Shanghai Bright Meat Group Co. Ltd., Class A	169,000	145,809
#	Shanghai Chicmax Cosmetic Co. Ltd., Class H	124,600	749,914
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	139,200	263,573
	Shanghai Datun Energy Resources Co. Ltd., Class A	96,200	195,733
#	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	413,000	161,462
	Shanghai Environment Group Co. Ltd., Class A	149,986	180,010
*	Shanghai Feilo Acoustics Co. Ltd., Class A	243,400	245,957
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	67,800	96,915
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	783,500	1,922,965
		Shares	Value»
CHINA — (Continued)
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	779,000	$3,893,209
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	347,000	125,868
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	18,100	157,359
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	54,000	197,096
	Shanghai Gench Education Group Ltd.	65,500	17,290
	Shanghai Gentech Co. Ltd., Class A	51,384	246,336
*	Shanghai Golden Bridge InfoTech Co. Ltd., Class A	13,900	27,444
	Shanghai Haixin Group Co., Class A	75,700	92,653
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	76,600	310,885
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	22,400	63,500
*Ω	Shanghai Henlius Biotech, Inc., Class H	160,100	1,537,222
*	Shanghai Industrial Development Co. Ltd., Class A	323,300	251,008
#	Shanghai Industrial Holdings Ltd.	865,000	1,702,861
*	Shanghai INT Medical Instruments Co. Ltd., Class H	152,200	766,245
	Shanghai Jahwa United Co. Ltd., Class A	81,300	240,005
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	100,200	151,513

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	194,559	$165,130
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	46,489	152,129
	Shanghai Liangxin Electrical Co. Ltd., Class A	153,265	260,603
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	9,142	136,980
*	Shanghai Milkground Food Tech Co. Ltd., Class A	77,599	235,024
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	24,900	30,374
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,208,500	1,820,874
	Shanghai Pioneer Holding Ltd.	1,330,000	385,540
	Shanghai Pudong Construction Co. Ltd., Class A	239,492	248,063
	Shanghai QiFan Cable Co. Ltd., Class A	32,200	172,186
	Shanghai Runda Medical Technology Co. Ltd., Class A	45,300	89,355
	Shanghai Shibei Hi-Tech Co. Ltd., Class A	256,012	181,819
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	164,400	231,245
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	140,900	263,945
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	110,200	161,953
		Shares	Value»
CHINA — (Continued)
	Shanghai Yaoji Technology Co. Ltd., Class A	53,833	$161,926
	Shanghai Yct Electronics Group Co. Ltd., Class A	16,120	139,836
	Shanghai Zhezhong Group Co. Ltd., Class A	48,500	126,345
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	389,681
	Shantou Wanshun New Material Group Co. Ltd., Class A	83,800	120,222
	Shanxi Blue Flame Holding Co. Ltd., Class A	181,300	243,493
	Shanxi Coking Co. Ltd., Class A	220,800	139,142
*	Shanxi Guoxin Energy Corp. Ltd., Class A	189,860	100,058
	Shanxi Hi-speed Group Co. Ltd., Class A	189,200	139,704
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	198,900	206,274
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	196,000	96,323
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	93,500	78,601
	Shengda Resources Co. Ltd., Class A	51,307	276,705
	Shenma Industry Co. Ltd., Class A	201,400	226,289
	Shenzhen Absen Optoelectronic Co. Ltd., Class A	28,700	68,947
	Shenzhen Agricultural Power Group Co. Ltd., Class A	246,021	266,280
	Shenzhen Airport Co. Ltd., Class A	238,400	249,277
*	Shenzhen Baoming Technology Co. Ltd., Class A	16,500	127,091

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	109,100	$222,999
	Shenzhen Bingchuan Network Co. Ltd., Class A	16,500	64,622
	Shenzhen BSC Technology Co. Ltd., Class A	22,340	107,823
	Shenzhen Center Power Tech Co. Ltd., Class A	68,300	277,636
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	178,215
	Shenzhen Changhong Technology Co. Ltd., Class A	66,900	173,793
	Shenzhen Click Technology Co. Ltd., Class A	111,600	316,748
*	Shenzhen Clou Electronics Co. Ltd., Class A	153,400	156,928
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	561,992
	Shenzhen Comix Group Co. Ltd., Class A	62,300	63,194
	Shenzhen Desay Battery Technology Co., Class A	43,574	186,299
*	Shenzhen Dynanonic Co. Ltd., Class A	24,238	257,068
#	Shenzhen Expressway Corp. Ltd., Class H	2,482,400	2,347,776
	Shenzhen Farben Information Technology Co. Ltd., Class A	52,900	144,684
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	301,000	131,491
*	Shenzhen Fenda Technology Co. Ltd., Class A	117,200	90,069
		Shares	Value»
CHINA — (Continued)
	Shenzhen Forms Syntron Information Co. Ltd.	49,800	$208,307
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	88,000	95,064
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	138,600	297,968
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	238,000	147,565
#	Shenzhen International Holdings Ltd.	4,712,256	4,466,958
#*	Shenzhen Investment Ltd.	10,091,720	1,060,216
	Shenzhen Invt Electric Co. Ltd., Class A	91,100	104,472
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	89,334	112,798
*	Shenzhen Jinjia Group Co. Ltd., Class A	176,500	98,232
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	237,200	309,434
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	93,800	202,470
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	123,100	189,927
	Shenzhen Leaguer Co. Ltd., Class A	211,200	264,585
	Shenzhen Lifotronic Technology Co. Ltd., Class A	76,939	147,197
	Shenzhen Longtech Smart Control Co. Ltd., Class A	6,700	36,813
	Shenzhen Microgate Technology Co. Ltd., Class A	175,100	320,755

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	264,600	$97,738
	Shenzhen Noposin Crop Science Co. Ltd., Class A	201,300	323,013
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	108,000	22,763
	Shenzhen Qingyi Photomask Ltd., Class A	49,231	224,143
	Shenzhen SEG Co. Ltd., Class A	113,400	136,387
	Shenzhen Sinexcel Electric Co. Ltd., Class A	60,400	414,981
	Shenzhen Sunline Tech Co. Ltd., Class A	149,700	259,778
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	12,800	58,177
	Shenzhen Tagen Group Co. Ltd., Class A	454,710	234,617
	Shenzhen Topraysolar Co. Ltd., Class A	114,700	92,138
	Shenzhen Topway Video Communication Co. Ltd., Class A	142,600	152,957
	Shenzhen United Winners Laser Co. Ltd., Class A	46,617	195,612
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	32,500	122,446
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	121,700	291,257
	Shenzhou International Group Holdings Ltd.	727,300	4,433,198
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	9,748	165,580
	Shinva Medical Instrument Co. Ltd., Class A	79,400	160,163
		Shares	Value»
CHINA — (Continued)
	Shoucheng Holdings Ltd.	6,317,600	$1,313,849
	Shougang Fushan Resources Group Ltd.	5,749,565	2,039,705
††	Shouhang High-Tech Energy Co. Ltd., Class A	269,600	2,762
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	295,800	264,139
	Shui On Land Ltd.	6,376,643	433,078
*	Sichuan Chengfei Integration Technology Corp., Class A	93,300	405,574
	Sichuan EM Technology Co. Ltd., Class A	63,200	365,065
#	Sichuan Expressway Co. Ltd., Class H	3,234,000	2,436,084
	Sichuan Furong Technology Co. Ltd., Class A	70,520	111,853
*	Sichuan Haite High-tech Co. Ltd., Class A	138,776	256,779
	Sichuan Injet Electric Co. Ltd., Class A	51,100	370,842
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	166,656
*	Sichuan Lutianhua Co. Ltd., Class A	277,700	198,395
	Sichuan Teway Food Group Co. Ltd., Class A	164,132	411,917
#	Sihuan Pharmaceutical Holdings Group Ltd.	7,416,000	1,213,710
	SIIC Environment Holdings Ltd. (807 HK)	128,000	17,681
Ω	Simcere Pharmaceutical Group Ltd.	1,299,000	1,971,482
*	Sinic Holdings Group Co. Ltd.	235,000	0

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sino Biopharmaceutical Ltd.	2,624,000	$1,826,471
*	Sino GeoPhysical Co. Ltd., Class A	38,100	243,636
	Sino Wealth Electronic Ltd., Class A	29,600	119,170
	Sinocare, Inc., Class A	56,785	138,312
	Sinofert Holdings Ltd.	6,383,327	1,277,407
	Sinomach Automobile Co. Ltd., Class A	202,000	179,766
	Sinomach Precision Industry Group Co. Ltd., Class A	51,400	394,807
	Sinopec Engineering Group Co. Ltd., Class H	3,836,500	3,083,885
#	Sinopec Kantons Holdings Ltd.	3,076,000	1,599,868
*	Sinopec Oilfield Equipment Corp., Class A	170,200	181,685
#*	Sinopec Oilfield Service Corp., Class H	6,360,000	665,267
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	6,842,000	1,140,656
	Sinopharm Group Co. Ltd., Class H	2,624,400	6,242,822
	Sinoseal Holding Co. Ltd., Class A	35,100	174,527
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	300,776
	Sinosteel New Materials Co. Ltd., Class A	124,300	176,652
	Sinotrans Ltd., Class H	7,449,000	4,860,306
	Sinotruk Hong Kong Ltd.	1,934,000	9,512,778
	Sirio Pharma Co. Ltd., Class A	38,841	110,939
	Skyworth Digital Co. Ltd., Class A	134,600	250,937
*	Skyworth Group Ltd.	1,222,000	982,465
	Snowsky Salt Industry Group Co. Ltd., Class A	198,412	201,339
#*	SOHO China Ltd.	2,844,000	161,839
		Shares	Value»
CHINA — (Continued)
	Soho Holly Futures Co. Ltd., Class H	94,000	$34,616
	Sokan New Materials Group Co. Ltd., Class A	15,995	84,468
	Solareast Holdings Co. Ltd., Class A	86,400	106,237
	Sonoscape Medical Corp., Class A	19,308	68,995
*	South Manganese Investment Ltd.	1,351,000	92,053
	Southern Publishing & Media Co. Ltd., Class A	117,500	215,387
#*	So-Young International, Inc., ADR	92,433	279,148
#	SSY Group Ltd.	5,457,152	1,606,450
	Stanley Agricultural Group Co. Ltd., Class A	223,700	358,591
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	230,400	196,818
#*	Star Plus Legend Holdings Ltd., Class H	389,000	282,885
	Sufa Technology Industry Co. Ltd. CNNC, Class A	88,000	256,972
	Sumavision Technologies Co. Ltd., Class A	245,300	200,224
#	Sun Art Retail Group Ltd.	3,105,000	577,768
*	Sun Create Electronics Co. Ltd., Class A	30,100	101,864
	Sun King Technology Group Ltd.	3,180,000	657,503
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,000	54,898
	Sunny Optical Technology Group Co. Ltd.	988,200	8,135,465
	Sunrise Group Co. Ltd., Class A	80,700	87,728
#*	Sunshine Lake Pharma Co. Ltd., Class H	215,847	1,135,274

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunstone Development Co. Ltd., Class A	54,200	$198,615
	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	396,925
	Sunyard Technology Co. Ltd., Class A	28,800	53,745
	Suofeiya Home Collection Co. Ltd., Class A	57,600	101,340
	Suzhou Anjie Technology Co. Ltd., Class A	151,900	368,194
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	353,100	305,691
	Suzhou Good-Ark Electronics Co. Ltd., Class A	99,900	171,657
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	165,900	198,271
	Suzhou Secote Precision Electronic Co. Ltd., Class A	46,300	368,598
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	71,200	163,108
	Suzhou Sushi Testing Group Co. Ltd., Class A	90,200	225,580
	Suzhou TZTEK Technology Co. Ltd., Class A	37,593	397,896
*	SVG Optronics Co. Ltd., Class A	21,000	163,906
#	SY Holdings Group Ltd.	1,217,000	1,386,165
#	Symphony Holdings Ltd.	6,450,000	1,165,178
*	SYoung Group Co. Ltd., Class A	50,900	191,636
	Taiji Computer Corp. Ltd., Class A	51,700	131,142
*	Taiyuan Heavy Industry Co. Ltd., Class A	368,700	129,195
*	Tangrenshen Group Co. Ltd., Class A	92,527	56,420
		Shares	Value»
CHINA — (Continued)
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	71,600	$81,462
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	41,100	171,719
	Tansun Technology Co. Ltd., Class A	61,200	148,777
*	Tanwan, Inc.	298,200	582,281
	Tayho Advanced Materials Group Co. Ltd., Class A	85,700	142,507
	TCL Electronics Holdings Ltd.	2,874,347	5,554,568
	TDG Holdings Co. Ltd., Class A	102,300	419,271
*††	Tech-Pro, Inc.	43,862,000	0
*	Tellhow Sci-Tech Co. Ltd., Class A	77,570	179,347
	Telling Telecommunication Holding Co. Ltd., Class A	98,500	169,134
	Ten Pao Group Holdings Ltd.	32,000	9,705
	Tenfu Cayman Holdings Co. Ltd.	286,000	104,956
	Three's Co. Media Group Co. Ltd., Class A	30,907	213,828
	Tian An China Investment Co. Ltd.	1,092,000	583,771
#	Tian Lun Gas Holdings Ltd.	318,000	115,942
#	Tiangong International Co. Ltd.	3,496,000	1,530,941
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,602,000	883,143
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	395,800	198,474
	Tianjin Development Holdings Ltd.	752,000	224,321
	Tianjin Port Co. Ltd., Class A	342,300	237,907
	Tianjin Port Development Holdings Ltd.	3,762,800	337,069
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	81,135	214,105

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	276,400	$174,065
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	182,900	149,180
	Tianneng Power International Ltd.	2,554,048	1,877,657
*	Tianqi Lithium Corp., Class H	208,200	1,775,518
	Tianrun Industry Technology Co. Ltd., Class A	168,300	277,623
	Tibet Mineral Development Co. Ltd., Class A	14,200	81,067
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	27,100	160,489
	Time Interconnect Technology Ltd.	1,630,000	4,307,015
	Tingyi Cayman Islands Holding Corp.	2,842,000	4,385,044
	Titan Wind Energy Suzhou Co. Ltd., Class A	42,200	74,504
	TK Group Holdings Ltd.	174,000	52,610
	TKD Science & Technology Co. Ltd., Class A	66,200	372,791
	Tofflon Science & Technology Group Co. Ltd., Class A	147,600	284,938
	Toly Bread Co. Ltd., Class A	213,868	156,211
	Tomson Group Ltd.	679,139	205,845
#	Tong Ren Tang Technologies Co. Ltd., Class H	1,328,000	653,245
	Tongcheng Travel Holdings Ltd.	3,313,600	7,563,222
*	Tongdao Liepin Group	250,000	80,562
*	Tongding Interconnection Information Co. Ltd., Class A	76,800	178,557
#	Tongguan Gold Group Ltd.	3,534,000	1,300,294
		Shares	Value»
CHINA — (Continued)
	Tongyu Heavy Industry Co. Ltd., Class A	529,953	$246,940
	Topsec Technologies Group, Inc., Class A	208,127	223,845
Ω	Topsports International Holdings Ltd.	4,067,000	1,558,746
	Toread Holdings Group Co. Ltd., Class A	78,400	192,016
#	Towngas Smart Energy Co. Ltd.	2,576,853	1,165,403
*	TPV Technology Co. Ltd., Class A	344,600	134,017
*Ω	Transcenta Holding Ltd.	19,500	5,538
	TravelSky Technology Ltd., Class H	539,000	667,346
	Triangle Tyre Co. Ltd., Class A	105,600	227,319
*	Triumph New Energy Co. Ltd., Class H	174,000	77,126
	Triumph Science & Technology Co. Ltd., Class A	148,800	339,880
*††	Trony Solar Holdings Co. Ltd.	1,757,000	0
*	Truking Technology Ltd., Class A	64,300	92,688
	Tsingtao Brewery Co. Ltd., Class H	1,030,000	7,121,019
	TSP Wind Power Group Co. Ltd.	176,900	296,027
*Ω	Tuhu Car, Inc.	21,400	36,478
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	792,500	0
	Tungkong, Inc., Class A	51,300	76,878
	Tuya, Inc., ADR	154,494	355,336
	Unilumin Group Co. Ltd., Class A	95,400	89,230
	Uni-President China Holdings Ltd.	4,377,000	4,028,796
#	United Energy Group Ltd.	2,112,900	129,254
*	UTour Group Co. Ltd., Class A	225,600	208,273
	V V Food & Beverage Co. Ltd., Class A	253,300	138,744

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Valiant Co. Ltd., Class A	189,900	$462,723
	Vatti Corp. Ltd., Class A	147,700	127,650
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	114,900	436,821
*Ω	Venus MedTech Hangzhou, Inc., Class H	202,500	47,605
	Vipshop Holdings Ltd., ADR	577,801	8,314,556
	Visual China Group Co. Ltd., Class A	18,500	59,407
#*Ω	Viva Biotech Holdings	2,444,500	530,329
#*	Vnet Group, Inc., ADR	292,747	2,432,728
*	VOYAH Automobile Technology Co. Ltd., Class H	1,937,592	1,484,271
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	40,900	170,515
	Wangfujing Group Co. Ltd., Class A	140,700	255,182
	Wangneng Environment Co. Ltd., Class A	77,245	198,170
	Wanguo Gold Group Ltd.	1,640,000	2,365,216
	Want Want China Holdings Ltd.	7,162,000	4,044,476
	Warom Technology, Inc. Co., Class A	58,700	160,752
	Wasion Holdings Ltd.	1,858,000	6,443,006
	Wasu Media Holding Co. Ltd., Class A	227,800	247,504
	Weaver Network Technology Co. Ltd., Class A	27,300	183,061
	Weibo Corp. (9898 HK), Class A	112,300	929,755
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	85,600	138,191
	Weilong Delicious Global Holdings Ltd.	952,400	1,158,419
#*Ω	Weimob, Inc.	6,999,000	1,316,554
#*	WellCell Holdings Co. Ltd. 2940 HK	1,187,200	474,425
		Shares	Value»
CHINA — (Continued)
	Wellhope Foods Co. Ltd., Class A	142,900	$146,767
	Wencan Group Co. Ltd., Class A	59,322	162,052
	Wenzhou Yihua Connector Co. Ltd., Class A	39,600	334,299
#	West China Cement Ltd.	5,844,000	1,891,391
	Western Metal Materials Co. Ltd., Class A	37,800	354,278
#	Wharf Holdings Ltd.	1,817,000	6,015,771
	Winall Hi-Tech Seed Co. Ltd., Class A	111,168	138,239
	Windey Energy Technology Group Co. Ltd., Class A	79,350	188,775
*	Wison Engineering Services Co. Ltd.	129,000	10,312
*	World Union Group, Inc., Class A	271,900	124,350
	Wuhan East Lake High Technology Group Co. Ltd., Class A	105,200	138,758
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	77,500	125,205
*	Wuhan P&S Information Technology Co. Ltd., Class A	70,400	138,878
	Wushang Group Co. Ltd., Class A	124,182	152,863
	Wuxi Best Precision Machinery Co. Ltd., Class A	70,100	298,806
	Wuxi Boton Technology Co. Ltd., Class A	54,100	184,000
	Wuxi Chipown Micro-Electronics Ltd., Class A	12,113	149,674
	Wuxi DK Electronic Materials Co. Ltd., Class A	10,400	139,258
	Wuxi Longsheng Technology Co. Ltd., Class A	23,600	139,518

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuxi Paike New Materials Technology Co. Ltd., Class A	22,100	$347,348
	Wuxi Rural Commercial Bank Co. Ltd., Class A	261,500	219,284
*	WuXi XDC Cayman, Inc.	543,000	4,123,124
	Wuxi Xinje Electric Co. Ltd., Class A	29,200	233,488
#	XD, Inc.	466,200	3,748,777
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	535,000	27,682
	Xiamen Changelight Co. Ltd., Class A	70,400	343,216
	Xiamen International Airport Co. Ltd., Class A	52,000	122,750
	Xiamen ITG Group Corp. Ltd., Class A	252,900	229,169
	Xiamen Jihong Technology Co. Ltd., Class A	64,000	187,068
	Xiamen Kingdomway Group Co., Class A	68,300	152,617
*	Xian International Medical Investment Co. Ltd., Class A	220,600	148,699
	Xi'an Manareco New Materials Co. Ltd., Class A	16,133	94,365
	Xiandai Investment Co. Ltd., Class A	356,794	220,705
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	111,500	250,555
	Ximei Resources Holding Ltd.	125,000	254,332
	Xin Point Holdings Ltd.	82,000	44,656
	Xingda International Holdings Ltd.	80,000	12,329
	Xingfa Aluminium Holdings Ltd.	481,000	459,734
#	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,617,103	2,140,300
	Xinhuanet Co. Ltd., Class A	17,800	52,562
		Shares	Value»
CHINA — (Continued)
	Xinjiang Communications Construction Group Co. Ltd., Class A	101,800	$207,449
	Xinjiang Joinworld Co. Ltd., Class A	182,800	231,877
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	240,700	144,836
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	47,300	218,668
#	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,597,000	588,884
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	220,300	277,971
*	Xinte Energy Co. Ltd., Class H	40,800	34,081
*	Xinxiang Chemical Fiber Co. Ltd., Class A	301,700	357,536
#	Xinyi Energy Holdings Ltd.	5,980,780	911,389
	Xinyi Solar Holdings Ltd.	6,042,929	2,224,578
	Xinyu Iron & Steel Co. Ltd., Class A	278,200	126,220
*	Xinzhi Group Co. Ltd., Class A	71,300	211,776
*	Xizang Tianlu Co. Ltd., Class A	194,100	267,040
	Xizang Zhufeng Resources Co. Ltd., Class A	97,700	397,737
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	85,600	221,303
#	Xtep International Holdings Ltd.	5,055,836	2,776,894
#*	Xunlei Ltd., ADR	181,470	1,103,338
Ω	Yadea Group Holdings Ltd.	3,721,281	5,712,442
	Yangling Metron New Material, Inc., Class A	78,600	228,498
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	106,000	2,733,096

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yankershop Food Co. Ltd., Class A	21,600	$185,890
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	46,200	131,044
	Yantai China Pet Foods Co. Ltd., Class A	32,811	161,895
	Yantai North Andre Juice Co. Ltd., Class H	62,000	123,634
	YanTai Shuangta Food Co. Ltd., Class A	202,100	135,083
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	134,600	262,350
*	Yatsen Holding Ltd., ADR	36,365	105,822
	YD Electronic Technology Co. Ltd., Class A	23,600	234,413
*	Yechiu Metal Recycling China Ltd., Class A	305,500	183,398
	Yeebo International Holdings Ltd.	132,000	56,952
*	YH Entertainment Group	159,000	40,240
*	Yibin Tianyuan Group Co. Ltd., Class A	158,000	162,117
	Yifan Pharmaceutical Co. Ltd., Class A	30,000	49,294
	Yihai International Holding Ltd.	996,000	2,094,882
*	Yijiahe Technology Co. Ltd., Class A	20,400	84,937
	Yinbang Clad Material Co. Ltd., Class A	156,200	321,183
	Yindu Kitchen Equipment Co. Ltd., Class A	49,395	94,361
	Yiren Digital Ltd., Sponsored ADR	143,597	277,142
Ω	Yixin Group Ltd.	3,926,000	952,922
	Yixintang Pharmaceutical Group Co. Ltd., Class A	100,100	186,306
	Yizumi Holdings Co. Ltd., Class A	86,500	307,442
	Yongjin Technology Group Co. Ltd.	64,300	182,748
		Shares	Value»
CHINA — (Continued)
	Yotrio Group Co. Ltd., Class A	363,000	$173,231
*	Youcare Pharmaceutical Group Co. Ltd., Class A	46,828	135,108
#*	Youdao, Inc., ADR	5,385	63,220
	Youngy Co. Ltd., Class A	6,500	103,775
*	Youzu Interactive Co. Ltd., Class A	163,800	245,958
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	131,000	175,297
#	Yuexiu Property Co. Ltd.	1,360,456	677,256
	Yuexiu Transport Infrastructure Ltd.	1,846,018	940,211
	Yueyang Forest & Paper Co. Ltd., Class A	314,477	214,135
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	64,600	155,061
	Yunnan Energy Investment Co. Ltd., Class A	98,300	166,951
	Yunnan Nantian Electronics Information Co. Ltd., Class A	42,200	89,862
	Yutong Heavy Industries Co. Ltd., Class A	55,300	96,221
*	Zai Lab Ltd. 9688 HK	1,401,800	3,008,598
#*	Zai Lab Ltd. ZLAB US, ADR	46,914	1,015,219
	Zanyu Technology Group Co. Ltd., Class A	49,300	92,552
	ZCZL Industrial Technology Group Co. Ltd., Class H	989,600	2,206,867
	Zengame Technology Holding Ltd.	552,000	198,150
	Zhangjiagang Guangda Special Material Co. Ltd., Class A	33,772	98,139
	Zhaojin Mining Industry Co. Ltd., Class H	2,969,000	10,909,005

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	132,400	$258,563
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	159,100	229,124
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	10,200	105,659
	Zhejiang Communications Technology Co. Ltd., Class A	322,100	183,753
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	183,200	120,211
	Zhejiang Dafeng Industry Co. Ltd., Class A	36,500	66,747
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	107,300	184,256
	Zhejiang Expressway Co. Ltd., Class H	4,415,920	4,376,974
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	92,000	175,845
#*††	Zhejiang Glass Co. Ltd., Class H	415,000	0
*	Zhejiang Great Southeast Co. Ltd., Class A	221,800	131,208
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	177,400	231,537
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	249,900	242,066
	Zhejiang Hailide New Material Co. Ltd., Class A	97,400	88,344
	Zhejiang Hangmin Co. Ltd., Class A	194,400	202,780
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	181,900	169,072
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	142,700	$236,922
	Zhejiang Huace Film & Television Co. Ltd., Class A	230,700	296,274
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	16,300	40,739
	Zhejiang Huangma Technology Co. Ltd., Class A	86,100	192,310
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	91,000	169,638
	Zhejiang International Group Co. Ltd., Class A	46,200	71,856
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	147,400	176,544
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	90,100	235,797
	Zhejiang Jingu Co. Ltd., Class A	63,400	115,784
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	96,800	209,850
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	79,600	161,635
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	82,600	184,325
	Zhejiang Lante Optics Co. Ltd., Class A	39,901	450,467
	Zhejiang Meida Industrial Co. Ltd., Class A	99,100	116,017
*	Zhejiang Narada Power Source Co. Ltd., Class A	124,100	161,403
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	19,313	63,239
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	58,500	115,748

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Runtu Co. Ltd., Class A	192,334	$306,757
	Zhejiang Semir Garment Co. Ltd., Class A	334,400	297,025
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	203,000	155,424
#	Zhejiang Shibao Co. Ltd., Class H	664,000	386,837
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	57,428	190,520
	Zhejiang Southeast Space Frame Co. Ltd., Class A	111,200	138,755
	Zhejiang Sunoren Solar Technology Co. Ltd.	31,600	45,169
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	131,900	115,313
	Zhejiang Taihua New Material Group Co. Ltd., Class A	99,000	131,786
	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	149,000	134,714
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	31,305	96,607
	Zhejiang Wanliyang Co. Ltd., Class A	141,470	147,738
	Zhejiang Wanma Co. Ltd., Class A	101,000	191,868
	Zhejiang Wansheng Co. Ltd., Class A	101,200	193,139
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	123,800	181,395
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	47,800	178,388
	Zhejiang XCC Group Co. Ltd., Class A	45,800	450,087
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	119,500	153,592
		Shares	Value»
CHINA — (Continued)
	Zhejiang Xinao Textiles, Inc., Class A	57,100	$72,902
	Zhejiang Xinhua Chemical Co. Ltd., Class A	20,500	103,223
	Zhejiang Yasha Decoration Co. Ltd., Class A	256,100	156,830
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	71,900	240,308
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	59,400	234,811
*	Zhejiang Zhongxin Fluoride Materials Co. Ltd., Class A	7,100	19,305
	Zhende Medical Co. Ltd., Class A	19,700	265,864
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	150,800	94,130
	Zhengzhou GL Tech Co. Ltd., Class A	29,800	157,353
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	264,800	199,266
*	Zhewen Interactive Group Co. Ltd., Class A	126,500	186,450
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,067,900	3,107,373
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	138,891	218,555
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	13,400	66,257
	Zhongsheng Group Holdings Ltd.	930,500	849,398
*††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	0
	Zhongtong Bus Holding Co. Ltd., Class A	113,900	199,915

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ZhongYeDa Electric Co. Ltd., Class A	66,200	$98,544
	Zhongyin Babi Food Co. Ltd., Class A	27,100	92,306
	Zhongyuan Environment-Protection Co. Ltd., Class A	146,000	180,951
Ω	Zhou Hei Ya International Holdings Co. Ltd.	62,500	11,754
	Zhuhai Enpower Electric Co. Ltd., Class A	23,257	104,783
	Zhuhai Port Co. Ltd., Class A	93,400	71,072
*	Zhuhai Zhumian Group Co. Ltd.	207,400	180,641
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	585,600	2,675,707
	Zhuzhou Huarui Precision Cutting Tools Co. Ltd., Class A	4,305	90,107
*	Zhuzhou Smelter Group Co. Ltd., Class A	11,100	43,454
	Zhuzhou Times New Material Technology Co. Ltd., Class A	163,168	287,769
	ZJAMP Group Co. Ltd., Class A	50,400	67,699
#Ω	ZJLD Group, Inc.	596,600	621,835
	ZJMI Environmental Energy Co. Ltd., Class A	78,900	162,196
	Zkteco Co. Ltd., Class A	23,700	107,789
*	Zonqing Environmental Ltd.	132,000	4,549
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,527,000	1,537,826
	ZWSOFT Co. Ltd. Guangzhou, Class A	33,936	282,466
#Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	236,000	695,333
TOTAL CHINA			1,045,353,627
		Shares	Value»
COLOMBIA — (0.1%)
	Almacenes Exito SA	9,125	$10,583
	Bolsa de Valores de Colombia	22,199	92,249
	Celsia SA	393,020	540,087
	Cementos Argos SA	290,239	949,252
*	Corp. Financiera Colombiana SA	109,392	466,013
	Grupo Argos SA	90,312	392,176
	Grupo de Inversiones Suramericana SA	27,099	381,778
	Mineros SA	93,364	347,951
	Promigas SA ESP	10,240	17,787
TOTAL COLOMBIA			3,197,876
GREECE — (0.9%)
#	Aegean Airlines SA	125,190	1,641,552
#*	Aktor SA Holding Co. Technical & Energy Projects	150,373	1,913,705
	Athens International Airport SA	35,252	401,961
	Athens Water Supply & Sewage Co. SA	80,877	976,453
	Autohellas Tourist & Trading SA	61,105	777,444
#	Avax SA	103,049	369,991
#*	Ballys Intralot SA	210,350	275,950
#	Bank of Greece	35,827	627,384
	Cenergy Holdings SA	5,948	167,417
#	ElvalHalcor SA	124,834	583,799
	Fourlis Holdings SA	68,675	366,537
	GEK Terna SA	228,704	10,990,749
	Helleniq Energy Holdings SA	105,970	1,223,272
	Holding Co. ADMIE IPTO SA	305,384	1,177,570
#	Ideal Holdings SA	20,091	137,762
#	Intracom Holdings SA	144,281	564,849
	Jumbo SA	6,861	187,269
	Kri-Kri Milk Industry SA	7,535	218,101
*	LAMDA Development SA	128,290	913,876
	Motor Oil Hellas Corinth Refineries SA	55,328	2,469,582
	Optima bank SA	55,204	577,548
	Piraeus Port Authority SA	25,327	1,124,067
	Profile Systems & Software SA	10,038	88,929
	Quest Holdings SA	58,079	477,407
	Sarantis SA	130,238	2,184,023

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Thrace Plastics Holding & Co.	10,688	$51,551
	Titan SA (TITC GA)	85,095	4,574,057
TOTAL GREECE			35,062,805
HONG KONG — (0.0%)
	NH Health	269,500	91,181
	Truly International Holdings Ltd.	1,023,573	131,176
TOTAL HONG KONG			222,357
HUNGARY — (0.2%)
#*	4iG Nyrt	113,545	851,930
	Magyar Telekom Telecommunications PLC	615,145	4,872,741
#	Opus Global Nyrt	590,242	625,026
	Richter Gedeon Nyrt	25,220	1,063,773
TOTAL HUNGARY			7,413,470
INDIA — (15.9%)
	360 ONE WAM Ltd.	444,231	4,885,702
	3M India Ltd.	2,424	854,565
	63 Moons Technologies Ltd.	5,065	40,146
	Aarti Drugs Ltd.	83,364	333,172
	Aarti Industries Ltd.	452,888	2,432,436
	Aarti Pharmalabs Ltd.	109,660	867,691
	Abbott India Ltd.	13,370	3,595,165
	Accelya Solutions India Ltd.	1,635	20,072
	Action Construction Equipment Ltd.	93,884	880,451
	Acutaas Chemicals Ltd.	5,664	155,583
	ADF Foods Ltd.	14,720	41,156
	Aditya Birla Real Estate Ltd.	143,250	2,258,086
	Aditya Birla Sun Life Asset Management Co. Ltd.	8,656	93,114
	Advanced Enzyme Technologies Ltd.	116,481	425,151
	Aegis Logistics Ltd.	454,075	3,375,074
	Aeroflex Industries Ltd.	30,906	99,680
*	Aether Industries Ltd.	3,719	46,323
	AGI Greenpac Ltd.	39,239	263,165
	Ahluwalia Contracts India Ltd.	52,561	497,600
	AIA Engineering Ltd.	149,695	6,258,382
	Ajanta Pharma Ltd.	136,011	4,067,646
	Alembic Ltd.	269,593	263,654
		Shares	Value»
INDIA — (Continued)
	Alembic Pharmaceuticals Ltd.	186,858	$1,489,173
	Alkyl Amines Chemicals	48,225	772,139
	Allcargo Global Ltd.	851,660	208,801
	Amara Raja Energy & Mobility Ltd.	202,047	1,868,028
*	Amber Enterprises India Ltd.	50,515	4,292,197
	Amrutanjan Health Care Ltd.	13,418	80,676
	Anant Raj Ltd.	241,161	1,244,436
	Angel One Ltd.	481,130	1,576,728
	Anupam Rasayan India Ltd.	3,510	49,707
	Apar Industries Ltd.	27,182	3,559,293
	Apcotex Industries Ltd.	15,529	65,078
	APL Apollo Tubes Ltd.	163,620	3,302,770
	Apollo Tyres Ltd.	1,000,029	4,328,455
	Arvind Fashions Ltd.	178,503	841,853
	Arvind Ltd.	531,249	2,239,273
	Asahi India Glass Ltd.	328,255	2,903,586
	Ashiana Housing Ltd.	74,655	270,671
*	Ashoka Buildcon Ltd.	293,754	417,479
Ω	Aster DM Healthcare Ltd.	21,593	161,543
	Astra Microwave Products Ltd.	141,008	1,685,699
	AstraZeneca Pharma India Ltd.	4,051	353,892
	Atul Ltd.	51,474	3,714,745
	AurionPro Solutions Ltd.	16,984	157,041
	Automotive Axles Ltd.	15,893	308,212
*Ω	Avalon Technologies Ltd.	3,435	38,711
	Avantel Ltd.	44,030	69,139
	Avanti Feeds Ltd.	99,660	1,465,026
*	AvenuesAI Ltd.	3,370,385	493,917
*	Bajaj Consumer Care Ltd.	112,119	534,331
*	Bajaj Hindusthan Sugar Ltd.	2,211,400	475,789
	Bajaj Holdings & Investment Ltd.	5,659	613,838
	Balaji Amines Ltd.	38,797	550,075
	Balmer Lawrie & Co. Ltd.	230,549	461,177
	Balrampur Chini Mills Ltd.	395,473	2,184,263

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Banco Products India Ltd.	109,392	$714,280
Ω	Bandhan Bank Ltd.	787,738	1,677,903
	Bank of Maharashtra	348,978	290,384
	Bannari Amman Sugars Ltd.	12,348	483,771
	BASF India Ltd.	43,424	1,674,495
	Bata India Ltd.	103,949	790,119
	Bayer CropScience Ltd.	22,462	1,139,151
	BEML Ltd.	125,723	2,385,736
*	BF Utilities Ltd.	59,511	349,423
	Bhansali Engineering Polymers Ltd.	235,494	238,962
	Bharat Bijlee Ltd.	14,396	476,225
	Bharat Dynamics Ltd.	86,089	1,251,873
	Bharat Heavy Electricals Ltd.	45,764	170,620
	Bharat Rasayan Ltd.	10,482	153,881
	Birla Corp. Ltd.	92,209	895,918
	BirlaNu Ltd.	2,850	40,797
	Birlasoft Ltd.	440,592	1,723,361
	Black Box Ltd.	29,029	197,865
	Blue Dart Express Ltd.	16,807	970,001
	Blue Star Ltd.	243,763	4,598,498
	Bombay Burmah Trading Co.	58,043	920,559
	Bombay Dyeing & Manufacturing Co. Ltd.	232,090	278,361
*	Borosil Ltd.	16,007	41,483
*	Borosil Renewables Ltd.	18,113	96,480
	Brigade Enterprises Ltd.	336,769	2,800,583
	BSE Ltd.	279,963	10,797,089
	Can Fin Homes Ltd.	219,068	2,021,130
	Cantabil Retail India Ltd.	4,821	12,290
*	Capacit'e Infraprojects Ltd.	76,517	204,646
	Caplin Point Laboratories Ltd.	71,908	1,299,183
	Carborundum Universal Ltd.	259,767	2,639,123
	Care Ratings Ltd.	65,669	1,156,718
*	Cartrade Tech Ltd.	32,684	562,077
	Carysil Ltd.	18,432	175,125
	Castrol India Ltd.	781,810	1,529,564
	CCL Products India Ltd.	261,418	3,131,552
	Ceat Ltd.	70,997	2,597,182
		Shares	Value»
INDIA — (Continued)
	Central Depository Services India Ltd.	301,691	$4,073,509
	Century Enka Ltd.	7,650	34,059
	Century Plyboards India Ltd.	196,359	1,662,503
	Cera Sanitaryware Ltd.	17,078	945,607
	CESC Ltd.	1,818,831	3,625,670
	Chalet Hotels Ltd.	6,485	51,737
	Chambal Fertilisers & Chemicals Ltd.	465,051	2,145,387
	Chennai Petroleum Corp. Ltd.	157,831	1,876,615
*	Choice International Ltd.	13,377	93,977
	Cholamandalam Financial Holdings Ltd.	356,056	5,829,674
	CIE Automotive India Ltd.	431,037	2,164,629
	City Union Bank Ltd.	1,059,281	3,028,238
	CMS Info Systems Ltd.	18,089	55,406
Ω	Cochin Shipyard Ltd.	177,570	3,272,892
	Coforge Ltd.	432,935	5,512,879
	Computer Age Management Services Ltd.	509,680	3,998,507
	Coromandel International Ltd.	139,926	2,955,214
*	CreditAccess Grameen Ltd.	124,441	1,709,999
	CRISIL Ltd.	40,220	1,821,404
	Crompton Greaves Consumer Electricals Ltd.	1,391,327	4,002,606
*	CSB Bank Ltd.	134,975	550,363
	Cyient Ltd.	149,889	1,387,006
	Dalmia Bharat Ltd.	63,329	1,275,995
*	Dalmia Bharat Refractories Ltd.	467	0
	Datamatics Global Services Ltd.	10,803	84,581
	DB Corp. Ltd.	115,519	263,407
	DCB Bank Ltd.	653,604	1,298,255
*	DCM Shriram International Ltd.	8,486	5,861
	DCM Shriram Ltd.	124,334	1,586,901
	DCW Ltd.	298,579	149,999
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	2,467,939
	Deepak Nitrite Ltd.	116,408	2,145,984
*	Delhivery Ltd.	174,840	863,921

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Delta Corp. Ltd.	158,164	$118,737
	Dhanuka Agritech Ltd.	33,658	384,725
*	Digitide Solutions Ltd.	139,386	142,459
Ω	Dilip Buildcon Ltd.	40,150	195,628
*	Dishman Carbogen Amcis Ltd.	171,479	334,104
	Dixon Technologies India Ltd.	2,358	280,576
	D-Link India Ltd.	2,113	10,123
Ω	Dr. Lal PathLabs Ltd.	202,504	2,946,468
	eClerx Services Ltd.	162,834	2,466,239
	Edelweiss Financial Services Ltd.	1,280,420	1,546,842
*	EID Parry India Ltd.	250,294	2,238,758
	EIH Associated Hotels	17,756	60,891
	EIH Ltd.	200,059	678,187
	Elecon Engineering Co. Ltd.	16,991	91,534
	Electrosteel Castings Ltd.	954,477	828,725
	Elgi Equipments Ltd.	508,992	2,952,326
	Emami Ltd.	467,453	2,202,335
*	Embassy Developments Ltd.	312,135	152,197
Ω	Endurance Technologies Ltd.	51,433	1,270,733
	Engineers India Ltd.	737,796	1,977,269
	Epigral Ltd.	47,103	596,223
	EPL Ltd.	340,080	818,196
*Ω	Equitas Small Finance Bank Ltd.	857,961	605,812
*Ω	Eris Lifesciences Ltd.	110,810	1,546,505
	ESAB India Ltd.	10,199	678,933
	Escorts Kubota Ltd.	55,713	1,933,423
*	Eureka Forbes Ltd.	2,102	11,242
	Exide Industries Ltd.	784,422	2,984,732
	FDC Ltd.	169,618	659,733
*	Federal-Mogul Goetze India Ltd.	26,987	133,489
	FIEM Industries Ltd.	19,282	444,796
	Fine Organic Industries Ltd.	14,125	690,677
	Finolex Cables Ltd.	243,441	2,549,970
	Finolex Industries Ltd.	874,402	1,594,430
	Firstsource Solutions Ltd.	1,050,640	2,376,054
	Force Motors Ltd.	12,314	2,606,935
	Fortis Healthcare Ltd.	919,017	8,979,275
	Gabriel India Ltd.	222,859	2,422,396
	Galaxy Surfactants Ltd.	11,760	232,686
	Ganesh Housing Ltd.	27,513	192,446
		Shares	Value»
INDIA — (Continued)
	Garware Hi-Tech Films Ltd.	817	$34,678
	Garware Technical Fibres Ltd.	172,950	1,124,749
	Gateway Distriparks Ltd.	791,571	483,530
	GE Vernova T&D India Ltd.	19,662	926,753
	GHCL Ltd.	161,675	868,240
	GHCL Textiles Ltd.	185,148	177,039
	GIC Housing Finance Ltd.	72,024	115,234
	Gillette India Ltd.	17,999	1,517,939
	GlaxoSmithKline Pharmaceuticals Ltd.	17,027	422,594
	Glenmark Pharmaceuticals Ltd.	188,391	4,778,363
	Global Health Ltd.	25,989	307,986
	GMM Pfaudler Ltd.	13,315	126,963
	Godawari Power & Ispat Ltd.	547,630	1,722,168
	Godfrey Phillips India Ltd.	128,229	3,063,541
Ω	Godrej Agrovet Ltd.	48,105	305,030
*	Godrej Industries Ltd.	177,377	1,783,464
	Granules India Ltd.	395,978	2,939,398
	Graphite India Ltd.	200,922	1,495,321
	Gravita India Ltd.	675	11,645
	Great Eastern Shipping Co. Ltd.	267,452	4,475,770
	Greaves Cotton Ltd.	283,358	496,291
	Greenlam Industries Ltd.	87,541	211,211
*	Greenpanel Industries Ltd.	54,103	131,309
	Greenply Industries Ltd.	92,473	258,721
	Grindwell Norton Ltd.	106,547	1,754,795
	Gujarat Alkalies & Chemicals Ltd.	97,139	817,361
	Gujarat Ambuja Exports Ltd.	477,587	785,099
	Gujarat Fluorochemicals Ltd.	66,746	2,535,237
	Gujarat Industries Power Co. Ltd.	128,660	215,207
	Gujarat Mineral Development Corp. Ltd.	235,508	1,835,636

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	207,218	$1,034,765
	Gujarat Pipavav Port Ltd.	604,958	994,169
	Gujarat State Fertilizers & Chemicals Ltd.	517,187	935,905
	Gujarat State Petronet Ltd.	856,449	2,584,609
	Gulf Oil Lubricants India Ltd.	44,273	462,831
	Gulshan Chemfill Ltd.	5,482	1,557
	Hatsun Agro Product Ltd.	122,691	1,251,240
	HBL Engineering Ltd.	305,656	2,582,816
*	HealthCare Global Enterprises Ltd. HCG IN	75,323	458,646
	HEG Ltd.	182,158	1,142,487
	HeidelbergCement India Ltd.	200,096	335,208
	Heritage Foods Ltd.	101,140	384,551
	HFCL Ltd.	1,944,049	2,393,417
	HG Infra Engineering Ltd.	23,929	151,463
	Hikal Ltd.	152,070	303,416
	Himadri Speciality Chemical Ltd.	612,316	3,941,614
*	Hinduja Global Solutions Ltd.	30,211	129,932
	Hindustan Copper Ltd.	389,582	2,232,246
*	Hindustan Foods Ltd.	9,243	47,989
*	Hindustan Oil Exploration Co. Ltd.	184,741	307,418
*	Hindware Home Innovation Ltd.	41,066	93,493
	Hitachi Energy India Ltd.	1,812	644,035
Ω	Home First Finance Co. India Ltd.	2,362	29,180
	Honda India Power Products Ltd.	11,750	287,729
	ICICI Bank Ltd. (ICICIBC IN)	41,683	560,335
	ICRA Ltd.	7,574	434,629
	IDFC First Bank Ltd.	880,609	650,722
*	IFB Industries Ltd.	32,347	387,883
	IIFL Capital Services Ltd.	183,211	610,815
	IIFL Finance Ltd.	592,303	2,893,846
*	India Cements Ltd.	203,480	846,843
		Shares	Value»
INDIA — (Continued)
	India Glycols Ltd.	82,498	$909,649
Ω	Indian Energy Exchange Ltd.	596,401	789,205
	Indian Metals & Ferro Alloys Ltd.	2,364	37,530
	Indo Count Industries Ltd.	168,998	503,943
	Indoco Remedies Ltd.	113,141	250,764
	Indraprastha Gas Ltd.	621,847	1,089,588
	Ingersoll Rand India Ltd.	21,715	1,014,242
	INOX India Ltd.	4,064	62,962
*	Inox Wind Ltd.	141,213	151,503
	Insecticides India Ltd.	5,021	37,167
	Intellect Design Arena Ltd.	208,310	1,647,644
	IOL Chemicals & Pharmaceuticals Ltd.	235,470	235,276
	Ipca Laboratories Ltd.	346,944	5,601,060
	IRB Infrastructure Developers Ltd.	1,133,897	259,753
Ω	IRCON International Ltd.	843,731	1,369,500
	ISGEC Heavy Engineering Ltd.	48,631	554,385
	J Kumar Infraprojects Ltd.	94,348	518,691
	Jai Corp. Ltd.	44,121	53,859
*	Jaiprakash Power Ventures Ltd.	9,172,137	1,916,668
	Jammu & Kashmir Bank Ltd.	877,546	1,205,815
	Jamna Auto Industries Ltd.	546,532	704,470
	JB Chemicals & Pharmaceuticals Ltd.	259,527	5,612,916
	JBM Auto Ltd.	114,075	760,575
	Jindal Poly Films Ltd.	54,125	414,784
	Jindal Saw Ltd.	1,070,503	2,545,208
	Jindal Stainless Ltd.	437,690	3,564,163
	JK Cement Ltd.	90,083	5,056,088
	JK Lakshmi Cement Ltd.	155,468	1,061,533
	JK Paper Ltd.	225,536	858,789
	JK Tyre & Industries Ltd.	318,098	1,385,903
	JM Financial Ltd.	1,194,618	1,746,157
	JSW Dulux Ltd.	41,770	1,303,788
	JTEKT India Ltd.	166,206	240,335
	Jubilant Ingrevia Ltd.	400,207	2,981,209
	Jubilant Pharmova Ltd.	234,336	2,313,018

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Just Dial Ltd.	26,629	$149,228
	Jyothy Labs Ltd.	475,110	1,338,920
	Kajaria Ceramics Ltd.	276,272	3,451,101
	Kalpataru Projects International Ltd.	277,203	3,668,638
	Kalyani Steels Ltd.	73,704	665,634
	Kansai Nerolac Paints Ltd.	174,538	361,832
	Karnataka Bank Ltd.	651,690	1,850,923
	Karur Vysya Bank Ltd.	1,641,666	5,079,963
	Kaveri Seed Co. Ltd.	67,846	698,072
	KCP Ltd.	138,614	263,730
	KDDL Ltd.	1,486	37,324
	KEC International Ltd.	324,440	1,921,818
	KEI Industries Ltd.	54,774	2,829,077
	Kennametal India Ltd.	2,342	67,501
	Kewal Kiran Clothing Ltd.	25,556	129,228
	Kfin Technologies Ltd.	6,558	62,655
	Kirloskar Brothers Ltd.	62,533	1,147,284
	Kirloskar Ferrous Industries Ltd.	40,531	186,171
	Kirloskar Industries Ltd.	264	9,193
	Kirloskar Oil Engines Ltd.	215,309	3,887,448
	Kirloskar Pneumatic Co. Ltd.	3,688	58,212
	KNR Constructions Ltd.	272,167	362,244
*	Kolte-Patil Developers Ltd.	56,724	230,119
	KPIT Technologies Ltd.	110,248	888,534
	KPR Mill Ltd.	377,479	3,751,021
	KRBL Ltd.	147,046	569,353
*Ω	Krishna Institute of Medical Sciences Ltd.	276,690	1,951,413
	Krsnaa Diagnostics Ltd.	12,943	80,122
	KSB Ltd.	233,155	2,398,271
	L&T Finance Ltd.	528,429	1,571,683
	LA Opala RG Ltd.	23,219	44,068
Ω	Laurus Labs Ltd.	644,936	7,567,696
*Ω	Lemon Tree Hotels Ltd.	463,144	578,771
	LG Balakrishnan & Bros Ltd.	51,169	961,284
	LIC Housing Finance Ltd.	605,311	3,557,087
	Linde India Ltd.	14,414	1,120,585
		Shares	Value»
INDIA — (Continued)
	Lloyds Engineering Works Ltd.	30,756	$18,831
	LMW Ltd.	8,945	1,364,803
	LT Foods Ltd.	473,460	2,158,221
	Lumax Auto Technologies Ltd.	70,535	1,214,828
	Lumax Industries Ltd.	3,899	210,853
	LUX Industries Ltd.	6,144	91,597
	Madhya Bharat Agro Products Ltd.	9,367	51,802
	Mahanagar Gas Ltd.	116,676	1,397,900
	Maharashtra Scooters Ltd.	3,724	481,117
	Maharashtra Seamless Ltd.	184,702	1,250,727
	Mahindra & Mahindra Financial Services Ltd.	859,755	2,834,384
*	Mahindra Holidays & Resorts India Ltd.	232,632	608,508
	Mahindra Lifespace Developers Ltd.	400,815	1,437,727
	Maithan Alloys Ltd.	14,578	152,196
*	Man Industries India Ltd.	5,439	30,578
	Man Infraconstruction Ltd.	137,253	175,079
	Manappuram Finance Ltd.	1,740,298	5,455,965
	Mangalam Cement Ltd.	22,675	222,485
	Mangalore Refinery & Petrochemicals Ltd.	418,494	745,349
	Manorama Industries Ltd.	3,302	52,269
	Marksans Pharma Ltd.	631,683	1,240,565
Ω	MAS Financial Services Ltd.	123,304	444,346
	Mastek Ltd.	33,678	608,133
*	Max Estates Ltd.	12,800	52,690
*	Max Financial Services Ltd.	11,941	200,742
	Mayur Uniquoters Ltd.	44,421	257,769
*	Medplus Health Services Ltd.	22,347	207,695
*	Meghmani Organics Ltd.	200,152	104,305
Ω	Metropolis Healthcare Ltd.	175,966	889,532
	Minda Corp. Ltd.	188,825	1,034,409
Ω	Mishra Dhatu Nigam Ltd.	113,365	470,486

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	MM Forgings Ltd.	13,459	$69,686
	MOIL Ltd.	185,346	609,440
	Monte Carlo Fashions Ltd.	14,854	88,503
	Morepen Laboratories Ltd.	1,033,156	454,551
	Motherson Sumi Wiring India Ltd.	5,953,623	2,576,912
	Motilal Oswal Financial Services Ltd.	276,352	2,361,447
	Mrs Bectors Food Specialities Ltd.	279,752	580,149
	MSTC Ltd.	94,763	435,526
	Narayana Hrudayalaya Ltd.	187,278	3,509,314
	Natco Pharma Ltd.	258,069	2,985,003
	National Aluminium Co. Ltd.	480,931	2,014,750
	National Fertilizers Ltd.	169,354	140,591
	Nava Ltd.	226,977	1,584,472
	Navin Fluorine International Ltd.	4,945	356,530
	Navneet Education Ltd.	303,914	466,309
*	Nazara Technologies Ltd.	41,594	116,089
	NCC Ltd.	1,175,812	2,043,323
	NELCO Ltd.	16,569	122,894
	Neogen Chemicals Ltd.	2,265	39,073
	NESCO Ltd.	76,896	1,004,073
	Netweb Technologies India Ltd.	6,534	281,679
	Neuland Laboratories Ltd.	18,322	2,892,840
	Newgen Software Technologies Ltd.	136,406	734,534
	NIIT Learning Systems Ltd.	281,819	923,574
	NIIT Ltd.	285,432	212,085
	Nilkamal Ltd.	18,446	253,933
Ω	Nippon Life India Asset Management Ltd.	182,810	1,957,495
	NLC India Ltd.	519,222	1,739,286
	NOCIL Ltd.	241,718	461,323
	NRB Bearings Ltd.	156,167	466,120
	Nucleus Software Exports Ltd.	26,426	225,788
	Nuvama Wealth Management Ltd.	76,020	1,071,582
		Shares	Value»
INDIA — (Continued)
*	Onesource Specialty Pharma Ltd.	2,695	$49,921
	Oracle Financial Services Software Ltd.	439	45,410
	Orient Cement Ltd.	247,251	377,641
	Orient Electric Ltd.	270,512	531,292
	Oriental Hotels Ltd.	130,729	136,293
	Paisalo Digital Ltd.	887,687	469,659
	Panama Petrochem Ltd.	42,278	126,161
Ω	Parag Milk Foods Ltd., Class F	140,518	335,367
*	Patel Engineering Ltd.	578,177	173,504
*	PC Jeweller Ltd.	3,986,540	398,069
	PCBL Chemical Ltd.	52,058	159,472
	Pearl Global Industries Ltd.	1,125	18,474
	Petronet LNG Ltd.	29,727	87,683
	Phoenix Mills Ltd.	478,783	8,944,513
*	Piramal Finance Ltd.	279,570	5,898,948
	Piramal Pharma Ltd.	1,199,509	2,057,877
Ω	PNB Housing Finance Ltd.	346,684	3,829,903
	PNC Infratech Ltd.	201,113	453,907
	Polyplex Corp. Ltd.	53,588	537,368
	Pondy Oxides & Chemicals Ltd.	7,484	109,886
*	Poonawalla Fincorp Ltd.	297,680	1,321,685
	Power Mech Projects Ltd.	31,344	830,569
	Praj Industries Ltd.	287,313	1,241,665
	Prakash Industries Ltd.	291,132	439,742
Ω	Prataap Snacks Ltd.	8,396	88,667
	Precision Wires India Ltd.	5,853	26,395
	Prestige Estates Projects Ltd.	146,920	2,193,002
	Pricol Ltd.	140,462	851,137
*	Prism Johnson Ltd.	417,838	594,264
	Privi Speciality Chemicals Ltd.	5,871	208,191
	Procter & Gamble Health Ltd.	28,843	1,584,912
*	PTC India Financial Services Ltd.	487,922	160,940
	PTC India Ltd.	645,691	1,439,372
*	PVR Inox Ltd.	23,644	268,611
Ω	Quess Corp. Ltd.	12,441	26,007
	Radico Khaitan Ltd.	11,102	402,920
	Rain Industries Ltd.	450,114	600,463

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rallis India Ltd.	269,292	$755,510
	Ram Ratna Wires Ltd.	1,050	4,936
	Ramco Cements Ltd.	282,898	2,782,811
	Ramco Industries Ltd.	81,093	229,517
*	Ramco Systems Ltd.	7,706	33,577
	Ramkrishna Forgings Ltd.	184,421	1,165,771
*	Ramky Infrastructure Ltd.	3,940	20,983
	Rane Holdings Ltd.	10,752	128,011
	Rashtriya Chemicals & Fertilizers Ltd.	459,156	629,825
*	Rategain Travel Technologies Ltd.	17,834	114,265
	Ratnamani Metals & Tubes Ltd.	90,764	2,538,016
*	RattanIndia Power Ltd.	3,444,681	371,508
*	Raymond Lifestyle Ltd.	94,348	801,162
*	Raymond Ltd.	112,180	556,884
*	Raymond Realty Ltd.	117,935	556,130
Ω	RBL Bank Ltd.	241,487	864,756
	Redington Ltd.	1,844,949	4,222,631
	Redtape Ltd.	256,716	350,146
	Relaxo Footwears Ltd.	100,521	320,244
	Reliance Industrial Infrastructure Ltd.	8,661	71,639
*	Reliance Infrastructure Ltd.	406,237	336,670
*	Reliance Power Ltd.	7,901,815	2,422,956
*	Religare Enterprises Ltd.	26,994	63,023
	Repco Home Finance Ltd.	96,347	416,750
*	Restaurant Brands Asia Ltd.	200,003	138,851
	Rico Auto Industries Ltd.	215,461	258,982
	RITES Ltd.	278,715	645,740
*	RPSG Ventures Ltd.	962	8,658
	Safari Industries India Ltd.	30,081	447,983
*	Sagar Cements Ltd.	38,011	72,324
*	Sammaan Capital Ltd.	140,241	215,841
	Sandhar Technologies Ltd.	11,788	62,315
	Sanghvi Movers Ltd.	75,230	255,200
	Sanofi India Ltd.	23,942	861,180
Ω	Sansera Engineering Ltd.	11,831	317,394
		Shares	Value»
INDIA — (Continued)
*	Sapphire Foods India Ltd.	47,343	$102,612
	Sarda Energy & Minerals Ltd.	223,926	1,401,990
	Saregama India Ltd.	37,223	134,528
	Sasken Technologies Ltd.	15,674	218,654
*	Satin Creditcare Network Ltd.	56,678	105,415
	Savita Oil Technologies Ltd.	44,897	170,755
*	SBFC Finance Ltd.	16,897	16,496
	Schaeffler India Ltd.	2,890	126,770
*	Schneider Electric Infrastructure Ltd.	180,508	2,378,302
*	SEAMEC Ltd.	1,657	28,018
	Senco Gold Ltd.	5,182	17,213
	Seshasayee Paper & Boards Ltd.	66,070	186,845
Ω	SH Kelkar & Co. Ltd.	101,679	156,681
	Shaily Engineering Plastics Ltd.	5,837	156,557
	Shakti Pumps India Ltd.	34,950	210,031
*	Shankara Buildpro Ltd.	21,255	251,639
	Shanthi Gears Ltd.	29,927	152,395
	Sharda Cropchem Ltd.	67,329	764,560
	Sharda Motor Industries Ltd.	18,570	169,548
*	Sheela Foam Ltd.	5,359	29,124
	Shilpa Medicare Ltd.	213,171	925,503
	Shipping Corp. of India Land & Assets Ltd.	371,784	174,718
	Shipping Corp. of India Ltd.	451,179	1,456,028
	Shivalik Bimetal Controls Ltd.	4,101	25,511
*	Shoppers Stop Ltd.	50,404	157,339
	Shriram Pistons & Rings Ltd.	6,795	251,885
	SIS Ltd.	17,782	66,171
	Siyaram Silk Mills Ltd.	26,830	162,989
	SJS Enterprises Ltd.	7,388	142,215
*	SKF India Industrial Ltd.	76,229	1,774,228
	SKF India Ltd.	76,229	1,387,379
	Skipper Ltd.	19,548	98,657
	SML Mahindra Ltd.	614	24,340
	Sobha Ltd.	113,651	1,722,544

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Solar Industries India Ltd.	547	$89,532
*	Solara Active Pharma Sciences Ltd.	22,354	118,678
	Somany Ceramics Ltd.	1,740	8,673
Ω	Sona Blw Precision Forgings Ltd.	35,759	229,778
	Sonata Software Ltd.	474,842	1,285,573
	South Indian Bank Ltd.	4,872,411	2,041,340
	SP Apparels Ltd.	4,719	40,743
	Star Cement Ltd.	226,872	552,071
*	Star Health & Allied Insurance Co. Ltd.	28,943	160,691
	Steelcast Ltd.	10,471	32,561
*	Sterlite Technologies Ltd.	539,079	1,689,471
*	STL Networks Ltd.	539,079	159,942
	Strides Pharma Science Ltd.	141,382	1,556,337
*	Stylam Industries Ltd.	10,286	243,328
	Subros Ltd.	74,451	613,554
	Sudarshan Chemical Industries Ltd.	8,156	79,091
	Sumitomo Chemical India Ltd.	171,787	763,043
	Sun TV Network Ltd.	234,515	1,510,232
	Sundaram Finance Ltd.	84,421	4,036,919
	Sundram Fasteners Ltd.	312,251	2,812,549
	Sunflag Iron & Steel Co. Ltd.	74,248	228,629
	Sunteck Realty Ltd.	83,710	301,743
	Suprajit Engineering Ltd.	225,030	990,087
	Supreme Industries Ltd.	31,673	1,219,211
	Supreme Petrochem Ltd.	293,904	2,345,715
	Supriya Lifescience Ltd.	3,146	23,268
	Surya Roshni Ltd.	160,940	429,385
	Swaraj Engines Ltd.	19,779	829,920
Ω	Syngene International Ltd.	385,900	1,912,517
	Talbros Automotive Components Ltd.	5,476	19,164
	Tamilnad Mercantile Bank Ltd.	9,853	76,711
	Tanla Platforms Ltd.	53,932	292,747
*	TARC Ltd.	153,004	217,162
	Tata Chemicals Ltd.	332,551	2,837,622
		Shares	Value»
INDIA — (Continued)
	Tata Elxsi Ltd.	2,231	$97,760
	Tata Technologies Ltd.	13,926	85,667
	TCI Express Ltd.	55,854	309,081
	TD Power Systems Ltd.	162,475	1,997,245
	Techno Electric & Engineering Co. Ltd.	182,639	2,483,090
	Tega Industries Ltd.	4,511	80,154
	Texmaco Rail & Engineering Ltd.	490,675	550,043
	Thirumalai Chemicals Ltd.	63,854	137,925
	Thomas Cook India Ltd.	337,817	334,932
Ω	Thyrocare Technologies Ltd.	145,512	617,156
	Time Technoplast Ltd.	717,681	1,475,187
	Timken India Ltd.	81,973	2,960,274
	Tips Music Ltd.	10,362	70,849
	Titagarh Rail System Ltd.	155,184	1,270,069
	Torrent Power Ltd.	164,223	3,046,416
	Tourism Finance Corp. of India Ltd.	693,920	531,140
	Transformers & Rectifiers India Ltd.	8,248	29,189
	Transport Corp. of India Ltd.	96,643	948,796
	Trident Ltd.	4,031,040	1,112,815
	Triveni Engineering & Industries Ltd.	253,714	1,106,808
	Triveni Turbine Ltd.	372,523	2,262,263
	TTK Prestige Ltd.	141,160	753,421
	Tube Investments of India Ltd.	45,321	1,418,656
	TVS Holdings Ltd.	12,192	1,829,441
	TVS Srichakra Ltd.	7,720	315,831
	Uflex Ltd.	108,416	511,983
*Ω	Ujjivan Small Finance Bank Ltd.	3,621,275	2,185,077
*	Unichem Laboratories Ltd.	91,800	377,935
	UNO Minda Ltd.	131,265	1,547,254
	Usha Martin Ltd.	399,004	1,895,342
	UTI Asset Management Co. Ltd.	91,049	915,289
	VA Tech Wabag Ltd.	109,564	1,746,629
	Vaibhav Global Ltd.	216,985	501,594
*	Valor Estate Ltd.	179,173	196,995
	Vardhman Textiles Ltd.	445,006	2,896,983

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Varroc Engineering Ltd.	92,208	$517,356
	Veedol Corp. Ltd.	14,210	213,520
	Venky's India Ltd.	12,977	218,183
	Vesuvius India Ltd.	183,230	997,557
	V-Guard Industries Ltd.	543,229	1,916,543
	Vijaya Diagnostic Centre Ltd.	15,146	181,598
	Vimta Labs Ltd.	35,296	170,875
	Vinati Organics Ltd.	91,094	1,280,093
	Vindhya Telelinks Ltd.	13,368	194,609
	Voltamp Transformers Ltd.	13,143	1,629,373
	VRL Logistics Ltd.	195,813	522,633
	VST Industries Ltd.	187,500	513,778
	VST Tillers Tractors Ltd.	12,701	703,580
*	Waaree Renewable Technologies Ltd.	1,059	11,442
*	Walchandnagar Industries Ltd.	3,493	8,791
	Welspun Corp. Ltd.	378,783	5,076,265
	Welspun Enterprises Ltd.	230,852	1,280,071
	Welspun Living Ltd.	1,100,177	1,505,271
	West Coast Paper Mills Ltd.	100,504	515,666
	Westlife Foodworld Ltd.	97,864	492,701
	Whirlpool of India Ltd.	36,837	384,449
*	Wockhardt Ltd.	165,786	2,449,037
	Wonderla Holidays Ltd.	34,714	194,031
	Zee Entertainment Enterprises Ltd.	50,332	47,968
	Zensar Technologies Ltd.	339,455	1,850,639
	Zydus Wellness Ltd.	146,530	786,531
TOTAL INDIA			631,451,420
INDONESIA — (1.3%)
	ABM Investama Tbk. PT	653,300	111,281
	Adi Sarana Armada Tbk. PT	1,883,300	87,856
	AKR Corporindo Tbk. PT	12,350,100	1,129,803
*	Alam Sutera Realty Tbk. PT	6,427,000	49,393
	Aneka Tambang Tbk. PT	2,094,000	454,428
		Shares	Value»
INDONESIA — (Continued)
*††	Armidian Karyatama Tbk. PT	844,800	$0
	Arwana Citramulia Tbk. PT	5,637,700	161,143
	Aspirasi Hidup Indonesia Tbk. PT	3,437,300	71,147
	Astra Agro Lestari Tbk. PT	69,400	32,472
	Astra Otoparts Tbk. PT	2,355,600	350,047
	Avia Avian Tbk. PT	3,171,000	70,793
*††	Bakrie Telecom Tbk. PT	49,756,298	0
*	Bank Aladin Syariah Tbk. PT	2,920,700	97,940
*	Bank Ganesha Tbk. PT	14,365,100	100,370
*	Bank Ina Perdana PT	3,565,300	917,318
*	Bank Jago Tbk. PT	667,800	50,446
*	Bank Mayapada International Tbk. PT	1,718,100	19,766
	Bank Maybank Indonesia Tbk. PT	798,900	9,422
*	Bank Neo Commerce Tbk. PT	10,242,600	181,543
	Bank OCBC Nisp Tbk. PT	6,387,800	488,920
	Bank Pan Indonesia Tbk. PT	10,830,300	638,844
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	4,531,912	227,860
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	5,539,900	185,623
	Bank Tabungan Negara Persero Tbk. PT	7,872,125	617,856
	BFI Finance Indonesia Tbk. PT	2,969,700	137,289
	BISI International Tbk. PT	1,427,100	61,917
	Blue Bird Tbk. PT	749,200	66,871
*	Buana Lintas Lautan Tbk. PT	16,125,400	475,930
*	Bukalapak.com Tbk. PT	11,796,200	101,714
	Bukit Asam Persero Tbk. PT	9,041,900	1,500,344
*	Buma Internasional Grup Tbk. PT	6,407,600	93,410

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bumi Resources Minerals Tbk. PT	11,679,900	$543,917
*	Bumi Serpong Damai Tbk. PT	6,041,700	269,380
*	Capital Financial Indonesia Tbk. PT	3,913,800	304,744
*	Cemindo Gemilang PT	3,571,300	168,024
Ω	Cikarang Listrindo Tbk. PT	4,220,900	179,000
	Ciputra Development Tbk. PT	25,015,620	997,791
	Cisarua Mountain Dairy Tbk. PT	194,200	47,495
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	1,221,008
*	City Retail Developments Tbk. PT	12,056,400	144,689
*	Darma Henwa Tbk. PT	12,726,000	365,741
	Dayamitra Telekomunikasi PT	711,300	21,200
	Dharma Satya Nusantara Tbk. PT	5,886,600	598,059
*	Eagle High Plantations Tbk. PT	8,519,600	65,903
	Elnusa Tbk. PT	7,160,900	327,748
*	Energi Mega Persada Tbk. PT	12,486,100	1,233,676
	Erajaya Swasembada Tbk. PT	23,200,400	549,749
	ESSA Industries Indonesia Tbk. PT	16,908,600	854,648
	Gajah Tunggal Tbk. PT	3,960,900	273,669
	Garudafood Putra Putri Jaya Tbk. PT	11,575,900	233,748
	Gudang Garam Tbk. PT	363,200	336,395
*	Harum Energy Tbk. PT	5,295,600	305,515
*	Impack Pratama Industri Tbk. PT	8,572,700	1,100,340
	Indah Kiat Pulp & Paper Tbk. PT	1,566,300	885,502
	Indika Energy Tbk. PT	5,046,700	1,066,685
	Indo Tambangraya Megah Tbk. PT	509,200	784,267
	Indocement Tunggal Prakarsa Tbk. PT	577,800	173,953
		Shares	Value»
INDONESIA — (Continued)
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	7,817,900	$41,951
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,385,746	616,609
*††	Inti Agri Resources Tbk. PT	92,782,800	0
	Japfa Comfeed Indonesia Tbk. PT	12,381,800	1,776,849
	Jasa Marga Persero Tbk. PT	2,329,500	398,994
	Jaya Real Property Tbk. PT	10,463,000	660,987
	Kawasan Industri Jababeka Tbk. PT	72,814,457	757,814
*	Krakatau Steel Persero Tbk. PT	1,452,800	24,396
	Map Aktif Adiperkasa PT	10,868,800	384,013
	Mayora Indah Tbk. PT	1,418,000	139,795
*	MD Entertainment Tbk. PT	2,900,210	399,105
	Medco Energi Internasional Tbk. PT	17,037,507	1,727,584
*	Media Nusantara Citra Tbk. PT	10,452,000	146,344
	Medikaloka Hermina Tbk. PT	12,372,100	821,913
*	Metro Healthcare Indonesia Tbk. PT	3,892,600	91,977
	Metrodata Electronics Tbk. PT	15,657,100	511,472
	Metropolitan Kentjana Tbk. PT	100,000	129,055
	Mitra Adiperkasa Tbk. PT	24,736,900	1,741,190
	Mitra Keluarga Karyasehat Tbk. PT	2,349,200	261,677
	Mitra Pinasthika Mustika Tbk. PT	3,883,000	221,104
*	MNC Digital Entertainment Tbk. PT	5,496,700	254,286
*	MNC Tourism Indonesia Tbk. PT	52,756,800	338,578
	Pabrik Kertas Tjiwi Kimia Tbk. PT	2,538,000	1,270,736

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Pacific Strategic Financial Tbk. PT	8,490,500	$929,925
	Pakuwon Jati Tbk. PT	23,570,200	430,341
*	Panin Financial Tbk. PT	48,098,900	674,130
*	Paninvest Tbk. PT	2,190,800	98,051
	Perusahaan Gas Negara Persero Tbk. PT	18,669,900	2,100,335
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	5,041,500	502,695
*††	Pool Advista Indonesia Tbk. PT	10,473,500	5,672
*	PP Persero Tbk. PT	1,302,400	19,589
	Puradelta Lestari Tbk. PT	4,941,900	40,318
	Rukun Raharja Tbk. PT	650,300	155,941
	Salim Ivomas Pratama Tbk. PT	3,756,200	167,091
	Samudera Indonesia Tbk. PT	7,035,800	141,646
*	Sarana Meditama Metropolitan Tbk. PT	951,700	18,247
	Sarana Menara Nusantara Tbk. PT	11,469,800	315,314
	Sariguna Primatirta Tbk. PT	11,881,800	268,124
	Sawit Sumbermas Sarana Tbk. PT	6,015,900	479,146
*††	Sekawan Intipratama Tbk. PT	9,367,900	0
	Selamat Sempurna Tbk. PT	13,041,700	1,356,445
	Semen Indonesia Persero Tbk. PT	2,456,100	284,503
	Sumber Tani Agung Resources Tbk. PT	882,600	62,781
	Summarecon Agung Tbk. PT	8,606,946	154,190
	Surya Citra Media Tbk. PT	12,995,300	187,895
	Surya Semesta Internusa Tbk. PT	8,146,800	841,027
*††	Suryainti Permata Tbk. PT	7,252,000	0
	Tempo Scan Pacific Tbk. PT	739,500	104,267
	Timah Tbk. PT	6,562,514	1,361,817
		Shares	Value»
INDONESIA — (Continued)
	Total Bangun Persada Tbk. PT	376,600	$26,015
	Transcoal Pacific Tbk. PT	1,298,500	862,488
	Trias Sentosa Tbk. PT	32,818,400	909,859
*	Trimegah Sekuritas Indonesia Tbk. PT	1,698,100	55,982
	Triputra Agro Persada PT	9,220,900	1,118,491
	Tunas Baru Lampung Tbk. PT	4,516,028	189,122
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	8,431,500	824,636
	Unggul Indah Cahaya Tbk. PT	48,239	34,543
	Vale Indonesia Tbk. PT	154,700	61,387
*††	Waskita Karya Persero Tbk. PT	30,184,766	66,054
*††	Wijaya Karya Persero Tbk. PT	3,114,900	6,883
	XLSMART Telecom Sejahtera Tbk. PT	3,941,879	669,865
TOTAL INDONESIA			49,785,836
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	1,325,292	1,093,566
	A'ayan Real Estate Co. SAK	266,314	144,017
*	Acico Industries Co. KSC	237,096	338,288
	Agility Public Warehousing Co. KSCC	922,002	432,588
††	Al-Eid Food KSC	235,106	61,930
	Ali Alghanim Sons Automotive Co. KSCC	270,639	887,308
*	Alimtiaz Investment Group KSC	1,004,688	182,785
††	Arabi Group Holding KSC	502,885	117,749
	Arkan Al-Kuwait Real Estate Co. KSC	75,945	75,394
	Arzan Financial Group for Financing & Investment KPSC	1,350,371	1,594,716

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
*	Asiya Capital Investments Co. KSCP	977,383	$132,298
	Beyout Holding Co. KPSC	42,181	51,050
	Boubyan Petrochemicals Co. KSCP	543,432	1,085,560
	Boursa Kuwait Securities Co. KPSC	197,000	1,806,773
	Combined Group Contracting Co. SAK	198,925	621,515
	Commercial Facilities Co. SAKP	41,311	41,431
	Commercial Real Estate Co. KSC	3,218,090	2,016,701
	Gulf Cables & Electrical Industries Group Co. KSCP	159,607	1,005,420
	Heavy Engineering & Ship Building Co. KSCP	167,779	421,389
	Humansoft Holding Co. KSC	149,736	1,169,947
	Injazzat Real Estate Development Co. KSCP	20,071	11,584
	Integrated Holding Co. KCSC	281,845	386,147
	KAMCO Investment Co. KSC	24,763	16,244
*††	Kuwait & Gulf Link Transport Co. KSC	59,505	10,450
	Kuwait Cement Co. KSC	104,143	148,515
	Kuwait Financial Centre SAK	207,204	96,529
	Kuwait Insurance Co. SAK	18,311	44,568
	Kuwait International Bank KSCP	2,139,172	1,893,442
	Kuwait Investment Co. SAK	413,682	262,827
*	Kuwait Real Estate Co. KSC	2,498,044	2,827,225
	Kuwait Telecommunications Co.	124,889	262,972
	Mezzan Holding Co. KSCC	239,144	996,796
		Shares	Value»
KUWAIT — (Continued)
*	Munshaat Real Estate Projects Co. KSCP	110,326	$74,695
*	National Consumer Holding Co. SAK	324,062	112,833
	National Industries Group Holding SAK	2,103,788	1,775,118
	National Investments Co. KSCP	1,082,323	919,672
	Oula Fuel Marketing Co.	73,442	64,616
*	Privatization Holding Co. KSCP	910,033	210,494
*	Rasiyat Holding Co.	39,627	61,913
	Salhia Real Estate Co. KSCP	819,182	1,051,694
*	Securities House KSC	576,093	152,902
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	624,898	300,613
	Specialities Group Holding Co. KSCC	114,737	68,510
	Tijara & Real Estate Investment Co. KSCP	109,338	42,801
*	Warba Bank KSCP	558,021	528,837
TOTAL KUWAIT			25,602,422
MALAYSIA — (1.4%)
	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	1,044,211
#	Able Global Bhd.	59,300	22,596
#	Aeon Co. M Bhd.	1,045,200	305,509
#	AEON Credit Service M Bhd.	624,000	929,253
#*	AFFIN Bank Bhd.	513,183	325,994
	Ajinomoto Malaysia Bhd.	33,900	105,749
	Alliance Bank Malaysia Bhd.	458,511	538,696
	Allianz Malaysia Bhd.	134,100	698,869
#	AME Elite Consortium Bhd.	201,100	77,071
	Ancom Nylex Bhd.	864,961	195,100
#	Bank Islam Malaysia Bhd.	1,307,700	771,188
#*	Berjaya Corp. Bhd.	6,025,107	395,724
#*	Berjaya Property Bhd.	1,516,100	99,369
#*	Bermaz Auto Bhd.	1,145,300	272,885

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	British American Tobacco Malaysia Bhd.	45,900	$71,483
#*	Bumi Armada Bhd.	668,800	67,589
#	Bursa Malaysia Bhd.	595,400	1,282,019
#	Cahya Mata Sarawak Bhd.	1,403,100	440,650
#	Carlsberg Brewery Malaysia Bhd.	370,400	1,552,249
	CB Industrial Product Holding Bhd.	550,840	168,291
	CCK Consolidated Holdings Bhd.	145,100	45,333
	Dayang Enterprise Holdings Bhd.	1,331,175	678,938
#	DRB-Hicom Bhd.	825,600	245,750
#	Duopharma Biotech Bhd.	1,029,238	332,239
	Dutch Lady Milk Industries Bhd.	79,100	650,168
	DXN Holdings Bhd.	108,400	12,694
	Eastern & Oriental Bhd.	894,600	182,729
	Eco World Development Group Bhd.	2,221,100	1,154,985
	EG Industries Bhd.	487,000	149,308
*	Ekovest Bhd.	1,369,250	79,599
	FAR East Holdings Bhd.	258,300	254,432
	Farm Fresh Bhd.	821,700	526,212
#	Frontken Corp. Bhd.	2,648,750	2,826,806
#	Gas Malaysia Bhd.	597,600	813,166
#	Genting Plantations Bhd.	323,800	423,273
*††	Golden Plus Holding Bhd.	216,000	0
*	Greatech Technology Bhd.	144,600	87,588
	Guan Chong Bhd.	436,866	90,842
	Hap Seng Plantations Holdings Bhd.	170,200	92,256
*	Hartalega Holdings Bhd.	1,465,300	414,562
	Heineken Malaysia Bhd.	6,400	36,875
	Hextar Global Bhd.	1,164,300	221,357
	Hiap Teck Venture Bhd.	2,284,500	178,420
#	Hibiscus Petroleum Bhd.	1,362,519	756,546
	Hong Leong Industries Bhd.	350,400	1,530,106
		Shares	Value»
MALAYSIA — (Continued)
#	Hume Cement Industries Bhd.	25,600	$20,337
	Hup Seng Industries Bhd.	97,200	24,368
*	IGB Bhd.	1,499,071	901,616
	ITMAX SYSTEM Bhd.	204,300	249,676
	Jaya Tiasa Holdings Bhd.	973,927	284,585
	Keck Seng Malaysia Bhd.	289,650	392,713
#	Kelington Group Bhd.	631,700	951,733
#	Kenanga Investment Bank Bhd.	346,300	68,528
#	Kerjaya Prospek Group Bhd.	632,890	355,979
#	Kim Loong Resources Bhd.	838,580	541,195
#*	Kinergy Advancement Bhd.	983,100	94,208
#	Kossan Rubber Industries Bhd.	2,556,800	708,482
	KPJ Healthcare Bhd.	327,900	275,181
#	Kretam Holdings Bhd.	1,129,400	182,847
#	KSL Holdings Bhd.	877,933	678,326
#	Lagenda Properties Bhd.	71,200	26,042
	Land & General Bhd.	1,061,900	40,068
	LBS Bina Group Bhd.	1,512,016	179,489
#	Leong Hup International Bhd.	957,700	178,744
#	Lianson Fleet Group Bhd.	211,500	94,370
#	LPI Capital Bhd.	397,224	1,483,720
#	Magni-Tech Industries Bhd.	561,433	266,283
	Magnum Bhd.	871,263	281,164
#	Mah Sing Group Bhd.	2,487,487	691,754
#	Malakoff Corp. Bhd.	3,623,100	780,305
#	Malayan Flour Mills Bhd.	1,438,875	203,409
#	Malaysia Smelting Corp. Bhd.	567,200	263,463
	Malaysian Pacific Industries Bhd.	75,700	700,938
#	Matrix Concepts Holdings Bhd.	3,731,005	1,270,698
#	MBM Resources Bhd.	418,496	535,780
	MBSB Bhd.	821,190	141,892
	Mega First Corp. Bhd.	1,538,100	1,201,654
	Mi Technovation Bhd.	301,700	253,331
#	MKH Bhd.	589,234	136,614
	MKH Oil Palm East Kalimantan Bhd.	148,215	22,762

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	MNRB Holdings Bhd.	667,088	$417,411
	Muhibbah Engineering M Bhd.	866,825	118,015
*	Nextgreen Global Bhd.	476,500	93,574
††	Nylex Malaysia Bhd.	4,205	48
#	OCK Group Bhd.	178,600	17,567
	Oriental Holdings Bhd.	426,300	774,927
#	OSK Holdings Bhd.	5,764,382	2,617,786
	Padini Holdings Bhd.	1,997,700	739,753
#	Pantech Group Holdings Bhd.	643,619	105,476
#	Paramount Corp. Bhd.	584,955	149,033
	Pecca Group Bhd.	334,100	124,620
*	Pharmaniaga Bhd.	4,683,000	289,460
*	Ranhill Utilities Bhd.	1,590,149	730,010
#	RCE Capital Bhd.	925,100	265,997
#	Sam Engineering & Equipment M Bhd.	412,749	407,427
#	Sarawak Oil Palms Bhd.	830,255	950,057
	Scientex Bhd.	1,382,872	1,317,378
#	Shangri-La Hotels Malaysia Bhd.	117,700	51,889
	Sime Darby Property Bhd.	395,200	141,461
	SKP Resources Bhd.	536,724	54,154
#*	Solarvest Holdings Bhd.	312,600	214,447
#	Southern Cable Group Bhd.	72,500	34,624
	SP Setia Bhd. Group	3,453,400	907,005
	Sunway Construction Group Bhd.	178,136	307,161
	Suria Capital Holdings Bhd.	269,560	87,622
#	Syarikat Takaful Malaysia Keluarga Bhd.	731,957	612,618
#	Ta Ann Holdings Bhd.	494,189	675,923
	Taliworks Corp. Bhd.	476,616	53,963
	Top Glove Corp. Bhd.	4,875,800	890,428
#*	Tropicana Corp. Bhd.	1,470,490	449,544
#*	TSH Resources Bhd.	572,500	189,120
#	Uchi Technologies Bhd.	887,200	626,510
#	UEM Sunrise Bhd.	2,379,300	388,302
	Unisem M Bhd.	174,100	147,455
	United Malacca Bhd.	389,750	580,523
	UOA Development Bhd.	2,989,200	1,352,889
#	Velesto Energy Bhd.	7,856,208	672,311
		Shares	Value»
MALAYSIA — (Continued)
	Wasco Bhd.	103,100	$28,882
*	WCT Holdings Bhd.	456,993	54,764
	Wellcall Holdings Bhd.	682,000	211,447
#	Zetrix Ai Bhd.	4,806,300	995,367
TOTAL MALAYSIA			54,477,881
MEXICO — (2.8%)
#*	Alpek SAB de CV	60,635	43,389
#	Alsea SAB de CV	1,115,662	3,289,793
*	Axtel SAB de CV	1,748,691	273,288
Ω	Banco del Bajio SA	2,074,626	6,528,448
#	Becle SAB de CV	53,285	43,162
	Bolsa Mexicana de Valores SAB de CV	798,414	1,796,243
	Consorcio ARA SAB de CV	478,487	126,822
*	Controladora AXTEL SAB de CV	858,225	41,073
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	605,552	452,383
	Corp. Actinver SAB de CV	179,820	231,614
#	Corp. Inmobiliaria Vesta SAB de CV	1,489,679	5,316,231
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	950,881	2,231,796
	Corp. Moctezuma SAB de CV	696,531	3,248,498
	Corporativo Fragua SAB de CV	3	85
#*††	Empresas ICA SAB de CV	3,768,186	0
	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,516
#	GCC SAB de CV	519,079	6,122,211
#	Genomma Lab Internacional SAB de CV, Class B	991,954	932,982
	Gentera SAB de CV	2,810,542	7,344,720
	Grupo Aeroportuario del Centro Norte SAB de CV	551,420	7,276,086
	Grupo Comercial Chedraui SA de CV	1,129,685	6,609,904

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Herdez SAB de CV	1,367,911	$5,215,266
*	Grupo Hotelero Santa Fe SAB de CV	566,863	162,253
*	Grupo Industrial Saltillo SAB de CV	927,318	663,564
*	Grupo Nutrisa SAB de CV	1,367,911	307,748
*	Grupo Posadas SAB de CV	69,065	117,820
#	Grupo Rotoplas SAB de CV	160,013	117,432
*	Grupo Simec SAB de CV (SIMECB MM)	941,651	8,948,070
	Grupo Televisa SAB (TLEVICPO MM)	710,723	405,639
#*Ω	Grupo Traxion SAB de CV	338,293	201,599
*	Industrias CH SAB de CV	1,664,175	15,052,693
	KUO SAB de CV	712,836	2,366,394
	La Comer SAB de CV	2,941,192	6,643,927
	Megacable Holdings SAB de CV	1,287,006	4,525,905
*	Minera Frisco SAB de CV, Class A1	5,058,489	2,736,510
*Ω	Nemak SAB de CV	597,964	112,962
*	Ollamani SAB	12,275	54,107
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	181,460	172,646
*	Orbia Advance Corp. SAB de CV	112,031	133,589
#	Organizacion Cultiba SAB de CV	935,406	694,520
	Organizacion Soriana SAB de CV, Class B	358,274	687,076
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	162,040	2,565,591
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	3,302	37,805
#	Qualitas Controladora SAB de CV	374,606	3,745,953
	Regional SAB de CV	497,539	4,177,180
*††	San Luis Rassini	3,300	0
		Shares	Value»
MEXICO — (Continued)
*††	Sanluis Corp. SA (SANLUISB MM)	4,642	$0
*††	Sanluis Corp. SA (SANLUISC MM)	4,642	0
	Sigma Foods SAB de CV	195,467	185,749
*	Vista Energy SAB de CV (VIST US), ADR	2,874	213,596
*	Vitro SAB de CV	239,494	77,050
TOTAL MEXICO			112,232,888
PHILIPPINES — (0.6%)
	A Soriano Corp.	2,931,411	725,369
	ACEN Corp.	3,350,000	155,050
*††	ACR Mining Corp.	48,205	0
	Alliance Global Group, Inc.	3,619,000	503,426
	Apex Mining Co., Inc.	5,719,800	1,524,337
	Belle Corp.	12,306,400	260,295
	Century Pacific Food, Inc.	2,628,900	1,221,374
	China Banking Corp.	5,272,064	5,159,438
	Converge Information & Communications Technology Solutions, Inc.	1,163,300	240,576
	Cosco Capital, Inc.	2,304,200	251,423
	D&L Industries, Inc.	2,272,300	132,139
	DigiPlus Interactive Corp.	259,600	57,403
	DMCI Holdings, Inc.	5,003,100	779,120
	East West Banking Corp.	437,200	99,991
	Filinvest Land, Inc.	30,065,620	371,048
	First Philippine Holdings Corp.	1,527,600	2,000,853
	GT Capital Holdings, Inc.	100,950	776,462
	Keepers Holdings, Inc.	378,000	11,442
	LT Group, Inc.	1,715,800	418,751
	Manila Water Co., Inc.	3,346,500	2,397,812
	Megaworld Corp.	3,888,000	131,324
Ω	Monde Nissin Corp.	1,589,400	175,874
	Nickel Asia Corp.	3,492,100	285,673
	OceanaGold Philippines, Inc.	21,800	11,883
	Philcomsat Holdings Corp.	316,021	616,878
	Philex Mining Corp.	1,221,300	187,485

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Philippine National Bank	767,726	$717,279
*††	Philippine National Construction Corp.	173,000	0
	Philippine Savings Bank	323,897	299,974
	Philippine Stock Exchange, Inc.	42,102	149,816
*††	Philtown Properties, Inc.	111,562	0
*††	Phoenix Petroleum Philippines, Inc.	929,580	11,795
	Puregold Price Club, Inc.	1,517,490	1,061,746
	RFM Corp.	7,485,068	673,741
	Rizal Commercial Banking Corp.	2,651,952	992,233
	Robinsons Land Corp.	3,638,151	1,028,376
	Robinsons Retail Holdings, Inc.	58,740	45,133
	Security Bank Corp.	134,190	141,867
	Semirara Mining & Power Corp.	689,100	291,650
	Synergy Grid & Development Phils, Inc.	863,200	320,625
	Union Bank of the Philippines	1,270,403	540,153
	Universal Robina Corp.	114,580	113,822
	Vista Land & Lifescapes, Inc.	1,051,200	17,077
	Vistamalls, Inc.	140,600	2,400
	Wilcon Depot, Inc.	140,900	14,230
TOTAL PHILIPPINES			24,917,343
POLAND — (1.8%)
	AB SA	2,990	104,086
	Agora SA	67,512	158,611
	Alior Bank SA	29,361	1,002,876
#	AmRest Holdings SE	38,340	118,103
	Apator SA	37,109	261,441
	ASBISc Enterprises PLC	51,549	913,355
#	Asseco Poland SA	75,216	3,794,184
	Asseco South Eastern Europe SA	805	13,433
#	Auto Partner SA	53,392	316,453
*	Bank Millennium SA	451,218	2,225,368
*	Bank Ochrony Srodowiska SA	64,719	180,376
#*	Benefit Systems SA	2,817	3,110,037
		Shares	Value»
POLAND — (Continued)
#	Boryszew SA	133,234	$181,396
#	Budimex SA	14,712	2,674,688
*	Celon Pharma SA	19,996	117,263
*	Cognor Holding SA	86,852	122,186
#	Cyber Folks SA	4,935	246,383
#*	Cyfrowy Polsat SA	104,844	434,862
#*	Datawalk SA	3,653	127,764
	Develia SA	1,486,855	4,315,104
	Dom Development SA	15,579	1,111,415
	Echo Investment SA	22,550	32,060
	Elektrotim SA	5,002	79,443
*	Enea SA	559,136	3,405,547
*	Fabryki Mebli Forte SA	48,823	268,962
#*	Globe Trade Centre SA	324,771	241,464
#*	Grupa Azoty SA	32,256	162,975
	Grupa Kety SA	51,495	15,727,728
	Grupa Pracuj SA	6,366	77,919
#	Inter Cars SA	33,276	6,791,680
#*	Jastrzebska Spolka Weglowa SA	48,515	379,797
	KRUK SA	57,949	6,977,746
#*	Lubawa SA	30,768	68,706
#*	Lubelski Wegiel Bogdanka SA	11,215	78,321
#*	Medicalgorithmics SA	1,343	9,785
#	Mirbud SA	82,029	250,325
	Mo-BRUK SA	2,384	233,592
#*	Modivo SA	57,277	1,257,379
	Neuca SA	2,512	492,913
	Newag SA	1,122	34,569
*	PKP Cargo SA	34,072	134,710
	PlayWay SA	1,040	69,958
*	Polimex-Mostostal SA	28,040	61,894
#	Rainbow Tours SA	6,497	239,810
#	Stalexport Autostrady SA	164,889	128,973
#*	Syn2bio SA	8,531	68,252
	Synektik SA	8,531	677,732
*	Tauron Polska Energia SA	2,405,636	6,286,418
	TEN Square Games SA	6,067	179,748
#	Text SA	6,638	71,373
	Torpol SA	24,822	492,091
*	VRG SA	873,743	1,269,183
#	Warsaw Stock Exchange	57,560	1,193,677
	Wawel SA	365	78,646
#	Wirtualna Polska Holding SA	2,566	41,040
Ω	XTB SA	83,945	2,363,541

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	$13,796
*	Zespol Elektrowni Patnow Adamow Konin SA	32,217	163,181
TOTAL POLAND			71,634,318
QATAR — (0.7%)
	Aamal Co.	3,572,787	761,571
	Al Khaleej Takaful Group QSC	484,929	338,716
	Al Meera Consumer Goods Co. QSC	179,447	668,169
	Alijarah Holding Co. QPSC	496,306	89,735
*	Baladna	1,337,190	474,904
	Barwa Real Estate Co.	2,452,814	1,588,981
	Doha Bank QPSC	4,061,916	3,010,830
	Doha Insurance Co. QSC	249,552	202,162
*	Estithmar Holding QPSC	1,457,721	1,580,541
	Gulf International Services QSC	2,627,664	1,499,020
	Gulf Warehousing Co.	252,513	151,991
	Lesha Bank LLC	2,864,210	1,522,915
	Mannai Corp. QSC	185,644	264,063
*	Mazaya Real Estate Development QPSC	684,824	107,268
	Medicare Group	332,626	503,585
	Meeza QSTP LLC	135,805	120,809
	Qatar Aluminum Manufacturing Co.	4,323,188	1,921,395
	Qatar Industrial Manufacturing Co. QSC	38,184	23,463
	Qatar Insurance Co. SAQ	3,614,391	2,275,693
	Qatar Islamic Insurance Group	47,294	110,118
	Qatar National Cement Co. QSC	490,827	378,574
	Qatar Navigation QSC	1,362,504	3,852,503
	Salam International Investment Ltd. QSC	2,225,787	475,710
		Shares	Value»
QATAR — (Continued)
	United Development Co. QSC	2,993,330	$699,671
	Vodafone Qatar PQSC	5,060,119	3,704,474
*	Widam Food Co.	55,856	23,403
	Zad Holding Co.	52,382	211,073
TOTAL QATAR			26,561,337
RUSSIA — (0.0%)
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	32,799	0
*††	Mechel PJSC, Sponsored ADR	123,618	0
*††	PhosAgro PJSC	779	0
*††	RusHydro PJSC (RSHYY US), ADR	952,144	0
*††	VTB Bank PJSC (VTBR LI), GDR	27,705	0
SAUDI ARABIA — (2.2%)
	Abdullah Al Othaim Markets Co.	268,021	439,255
*	Advanced Building Industries Co.	22,737	240,637
*	Advanced Petrochemical Co.	24,762	182,988
	Al Babtain Power & Telecommunication Co.	116,921	2,080,636
	Al Hammadi Holding	246,494	1,733,485
	Al Hassan Ghazi Ibrahim Shaker Co.	125,992	534,101
	Al Jouf Agricultural Development Co.	30,002	387,180
*	Al Khaleej Training & Education Co.	25,351	111,686
	Al Masane Al Kobra Mining Co.	28,323	616,441
	Al Taiseer Group TALCO Industrial Co.	6,900	64,608
*	Al Yamamah Steel Industries Co.	76,456	856,439
	Alamar Foods	12,848	157,030
	Alandalus Property Co.	185,419	739,993
	Alaseel Co.	379,916	377,861
	Al-Dawaa Medical Services Co.	2,783	34,727

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Aldrees Petroleum & Transport Services Co.	137,169	$4,398,900
	AlJazira Takaful Ta'awuni Co.	36,972	112,283
	AlKhorayef Water & Power Technologies Co.	41,162	1,386,197
	Almawarid Manpower Co.	6,464	147,540
	Alujain Corp.	13,787	110,877
*	Amlak International Finance Co.	22,977	64,718
	Arabian Cement Co.	73,188	462,917
Ω	Arabian Centres Co.	253,508	1,188,540
	Arabian Drilling Co.	27,942	678,276
	Arabian Pipes Co.	316,501	613,641
	Arriyadh Development Co.	271,400	1,310,288
*	ARTEX Industrial Investment Co.	44,058	121,098
	Astra Industrial Group Co.	122,994	4,633,377
*	BAAN Holding Group Co.	271,491	141,388
	Basic Chemical Industries Ltd.	24,620	169,862
*	Bawan Co.	90,760	1,060,127
	BinDawood Holding Co.	456,035	638,674
	Catrion Catering Holding Co.	103,480	1,945,339
*	Chubb Arabia Cooperative Insurance Co.	34,108	169,740
	City Cement Co.	92,199	307,309
	Dallah Healthcare Co.	71,775	2,385,236
*	Dar Al Arkan Real Estate Development Co.	784,563	3,713,600
	East Pipes Integrated Co. for Industry	23,331	1,234,964
	Eastern Province Cement Co.	58,665	366,833
	Electrical Industries Co.	1,465,101	7,116,460
*	Emaar Economic City	414,514	1,224,481
	Etihad GO Telecom Co.	22,049	568,084
	First Milling Co.	23,705	345,565
	Fitaihi Holding Group	237,961	168,642
	Gulf Insurance Group	23,514	156,850
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Gulf Union Cooperative Insurance Co.	30,200	$89,802
*	Halwani Brothers Co.	11,352	96,175
*	Herfy Food Services Co.	11,974	47,905
*	L'Azurde Co. for Jewelry	36,738	111,109
	Leejam Sports Co. JSC	77,737	1,654,446
	Maharah Human Resources Co.	134,066	215,836
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	20,346	75,662
*	Methanol Chemicals Co.	10,107	23,903
	Middle East Healthcare Co.	65,757	648,902
*	Middle East Paper Co.	112,430	525,289
	Middle East Pharmaceutical Co.	1,394	38,137
	Middle East Specialized Cables Co.	38,882	325,397
	Mobile Telecommunications Co. Saudi Arabia	702,670	2,200,788
	Modern Mills Co.	2,869	21,804
*	Najran Cement Co.	63,603	102,682
*	National Agriculture Development Co.	347,981	1,490,167
	National Co. for Glass Industries	60,985	618,876
	National Co. for Learning & Education	41,585	1,307,421
*	National Gypsum	16,803	66,890
*	National Industrialization Co.	300,350	839,529
	National Medical Care Co.	19,673	623,041
	Nayifat Finance Co.	83,523	225,177
	Northern Region Cement Co.	148,203	278,423
	Qassim Cement Co.	63,627	739,062
	Retal Urban Development Co.	346,110	1,371,761
	Riyadh Cement Co.	58,121	371,844
*	Saudi Automotive Services Co.	128,841	1,751,410

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Cement Co.	133,992	$1,218,439
	Saudi Ceramic Co.	121,999	1,005,066
	Saudi Chemical Co. Holding	1,505,254	3,375,894
	Saudi Co. For Hardware CJSC	8,276	54,775
	Saudi Industrial Investment Group	5,028	18,729
*	Saudi Kayan Petrochemical Co.	131,924	211,210
	Saudi Manpower Solutions Co.	67,650	101,043
*	Saudi Marketing Co.	3,918	13,675
*	Saudi Paper Manufacturing Co.	49,170	762,715
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	105,184	882,472
*	Saudi Public Transport Co.	61,328	186,486
*	Saudi Real Estate Co.	353,146	1,300,809
*	Saudi Reinsurance Co.	250,471	1,773,717
*	Saudi Research & Media Group	36,925	758,071
	Saudi Steel Pipe Co.	13,457	207,050
	Saudia Dairy & Foodstuff Co.	48,176	2,651,985
*	Savola Group	94,232	680,710
	Scientific & Medical Equipment House Co.	10,631	87,466
*	Seera Group Holding	535,616	3,061,803
*	SHL Finance Co.	50,128	211,801
*	Sinad Holding Co.	126,003	293,036
	Southern Province Cement Co.	57,294	322,468
	Sumou Real Estate Co.	2,393	19,258
	Sustained Infrastructure Holding Co.	97,526	901,806
	Tabuk Cement Co.	54,206	115,700
	Tanmiah Food Co.	4,017	69,975
*	Umm Al-Qura Cement Co.	7,150	27,106
	United Electronics Co.	131,903	2,838,883
	United International Transportation Co.	155,589	1,726,875
*	Walaa Cooperative Insurance Co.	38,002	98,413
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Wataniya Insurance Co.	44,163	$159,652
	Yamama Cement Co.	247,204	1,751,764
	Zahrat Al Waha For Trading Co.	90,920	63,273
TOTAL SAUDI ARABIA			88,312,436
SOUTH AFRICA — (2.9%)
	Advtech Ltd.	2,560,402	6,565,364
	AECI Ltd.	231,908	1,536,067
	African Rainbow Minerals Ltd.	257,204	3,443,844
#	Afrimat Ltd.	166,595	325,123
	Alexander Forbes Group Holdings Ltd.	1,437,620	648,895
	Altron Ltd., Class A	631,230	856,228
	Aspen Pharmacare Holdings Ltd.	224,156	1,861,721
	Astral Foods Ltd.	94,302	1,387,251
	AVI Ltd.	931,620	5,562,468
#	Blu Label Unlimited Group Ltd.	812,112	431,497
*	Brait PLC	83,369	11,028
	Cashbuild Ltd.	43,043	334,410
	Caxton & CTP Publishers & Printers Ltd.	43,251	33,589
	City Lodge Hotels Ltd.	225,045	57,759
	Coronation Fund Managers Ltd.	512,728	1,366,428
	DataTec Ltd.	1,149,304	4,951,000
#Ω	Dis-Chem Pharmacies Ltd.	1,025,790	2,241,850
	DRDGOLD Ltd. (DRD SJ)	1,386,609	3,744,812
	Exxaro Resources Ltd.	184,499	2,435,282
	Famous Brands Ltd.	89,543	286,631
#	Foschini Group Ltd.	340,163	1,430,167
	Grindrod Ltd.	1,313,728	1,773,917
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	904,085	14,257,420
	Hudaco Industries Ltd.	88,913	1,032,116
	Italtile Ltd.	118,226	64,266
	JSE Ltd.	223,103	2,113,806
*	KAP Ltd.	1,301,728	189,535
*	Lesaka Technologies, Inc.	776	3,784
	Lewis Group Ltd.	170,216	870,499

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Life Healthcare Group Holdings Ltd.	537,657	$400,811
	Merafe Resources Ltd.	2,141,711	147,681
	Momentum Group Ltd.	2,861,207	6,503,048
	Motus Holdings Ltd.	336,480	2,251,196
	Mpact Ltd.	218,055	283,315
	Mr. Price Group Ltd.	229,168	2,150,584
*	Nampak Ltd.	2,378	70,441
	Netcare Ltd.	1,550,978	1,608,656
	Ninety One Ltd.	505,784	1,417,680
	Northam Platinum Holdings Ltd.	359,112	6,924,146
	Oceana Group Ltd.	223,491	750,222
	Old Mutual Ltd. (OMU SJ)	1,414,022	1,156,091
	Omnia Holdings Ltd.	393,703	2,284,146
*	Pick n Pay Stores Ltd.	337,083	399,485
	PPC Ltd.	527,692	192,921
	Premier Group Ltd.	10,292	112,491
	PSG Financial Services Ltd.	2,017,236	3,429,913
	Rainbow Chicken	535,302	199,882
	Raubex Group Ltd.	483,682	1,492,444
	RCL Foods Ltd.	535,302	273,556
	Reunert Ltd.	315,784	1,322,009
	Santam Ltd.	129,444	3,099,030
*	Sappi Ltd.	610,565	592,363
	Southern Sun Ltd.	412,732	249,499
#*	SPAR Group Ltd.	266,349	1,033,828
	Spur Corp. Ltd.	179,094	451,258
	Stadio Holdings Ltd.	12,572	8,960
	Sun International Ltd.	788,878	2,228,537
	Super Group Ltd.	203,015	194,475
	Telkom SA SOC Ltd.	674,924	2,437,589
#	Thungela Resources Ltd. (TGA SJ)	28,352	246,490
	Tiger Brands Ltd.	394,877	6,892,144
#	Truworths International Ltd.	56,284	175,210
	Tsogo Sun Ltd.	173,438	72,893
	We Buy Cars Holdings Ltd.	465,266	1,062,285
	Wilson Bayly Holmes-Ovcon Ltd.	176,413	1,823,056
	Woolworths Holdings Ltd.	142,949	449,235
	Zeda Ltd.	106,799	93,407
TOTAL SOUTH AFRICA			114,297,734
SOUTH KOREA — (12.7%)
#	Able C&C Co. Ltd.	11,142	112,752
		Shares	Value»
SOUTH KOREA — (Continued)
#	ABOV Semiconductor Co. Ltd.	12,908	$123,451
#*	Ace Technologies Corp.	32,224	101,648
#*	ADTechnology Co. Ltd.	20,426	738,617
#	Advanced Nano Products Co. Ltd.	12,463	704,852
#	Advanced Process Systems Corp.	16,198	289,280
#	Aekyung Chemical Co. Ltd.	23,069	243,429
	Aekyung Industrial Co. Ltd.	1,219	12,289
*	AeroSpace Technology of Korea, Inc.	121,371	64,689
#*	Agabang & Co.	38,009	135,785
	Ahnlab, Inc.	19,339	826,961
*	Air Busan Co. Ltd.	44,777	61,982
	AJ Networks Co. Ltd.	15,374	55,161
	Ajin Industrial Co. Ltd.	31,804	80,436
#*	ALUKO Co. Ltd.	56,572	115,177
	Amorepacific Holdings Corp.	35,137	665,521
*	Anam Electronics Co. Ltd.	17,748	17,950
#*	Ananti, Inc.	61,954	298,303
	Anapass, Inc.	9,197	108,816
	ANIPLUS, Inc.	25,769	49,642
#*	Anterogen Co. Ltd.	6,548	159,253
*	Apact Co. Ltd.	5,474	32,547
#	Aplus Asset Advisor Co. Ltd.	24,140	175,642
*	APS Innovation Co. Ltd.	892	4,028
*	APS, Inc.	5,274	24,457
#	Asia Cement Co. Ltd.	50,335	399,630
#	ASIA Holdings Co. Ltd.	3,528	645,334
#*	Asia Pacific Satellite, Inc.	12,527	140,874
#	Asia Paper Manufacturing Co. Ltd.	81,215	497,050
*	Asiana Airlines, Inc.	82,372	392,125
	Atinum Investment Co. Ltd.	43,333	99,007
	ATON, Inc.	11,646	63,886
#	Avaco Co. Ltd.	31,776	343,566
#	Baiksan Co. Ltd.	44,605	372,945
#	BGF Co. Ltd.	31,318	111,033
	BGF retail Co. Ltd.	12,750	1,139,690

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	BH Co. Ltd.	75,524	$1,782,119
*	BHI Co. Ltd.	43,958	2,943,520
#	Binggrae Co. Ltd.	14,995	762,283
#	Bio Plus Co. Ltd.	106,293	417,604
#*	Biodyne Co. Ltd.	29,798	236,054
#	BioNote, Inc.	75,871	262,217
#*	BioSmart Co. Ltd.	7,291	21,970
#	BNC Korea, Inc.	32,628	88,347
#	Boditech Med, Inc.	7,338	58,125
#	Bookook Securities Co. Ltd.	9,028	449,698
	Boryung	98,240	662,224
#*	Bosung Power Technology Co. Ltd.	116,334	961,460
*††	Bucket Studio Co. Ltd.	55,178	8,036
#	Bukwang Pharmaceutical Co. Ltd.	51,102	219,208
	BYC Co. Ltd.	7,100	240,479
*	Cafe24 Corp.	29,839	510,009
#	Cape Industries Ltd.	28,205	304,810
	Caregen Co. Ltd.	31,827	2,285,795
	Celltrion Pharm, Inc.	18,372	702,879
*	Chabiotech Co. Ltd.	58,549	679,284
#	Cheil Electric Co. Ltd.	18,057	212,366
	Cheil Worldwide, Inc.	48,470	657,164
#	Chemtronics Co. Ltd.	39,956	1,025,752
*	Chemtros Co. Ltd.	7,992	32,490
#	Cheryong Electric Co. Ltd.	18,387	884,959
	Cheryong Industrial Co. Ltd.	5,779	45,922
#	Chips&Media, Inc.	37,182	464,925
*	Choil Aluminum Co. Ltd.	25,377	29,808
#	Chong Kun Dang Pharmaceutical Corp.	10,542	612,440
	Chongkundang Holdings Corp.	11,961	399,146
#*	Chunbo Co. Ltd.	6,228	265,627
*	CJ CGV Co. Ltd.	88,033	293,407
	CJ CheilJedang Corp.	8,096	1,353,986
*	CJ ENM Co. Ltd.	7,788	286,153
#	CJ Freshway Corp.	3,351	65,335
	CLIO Cosmetics Co. Ltd.	1,927	17,305
#*	CMG Pharmaceutical Co. Ltd.	83,794	100,549
*	Com2uS Holdings Corp.	3,371	42,194
	Com2uSCorp	7,691	170,413
		Shares	Value»
SOUTH KOREA — (Continued)
	Coocon Corp.	1,906	$38,911
*	CORESTEMCHEMON, Inc.	16,338	36,860
#	Cosmax, Inc.	23,785	3,404,396
#	Cosmecca Korea Co. Ltd.	16,670	913,271
#*	CosmoAM&T Co. Ltd.	20,498	825,434
#*	Cosmochemical Co. Ltd.	23,372	282,709
	Cowintech Co. Ltd.	8,604	99,322
	CR Holdings Co. Ltd.	23,450	81,152
#*	Creative & Innovative System	162,892	1,893,582
*	CS Bearing Co. Ltd.	6,477	40,346
	CS Wind Corp.	28,030	1,364,477
#*	Cube Entertainment, Inc.	11,814	83,759
#	Cuckoo Holdings Co. Ltd.	24,333	484,640
	Cuckoo Homesys Co. Ltd.	6,062	99,756
#*	Curexo, Inc.	32,233	363,315
	D.I Corp.	73,014	1,675,829
*††	DA Technology Co. Ltd.	133,285	3,415
#	Dae Hwa Pharmaceutical Co. Ltd.	24,386	244,189
#	Dae Won Kang Up Co. Ltd.	103,903	306,786
#*	Daea TI Co. Ltd.	195,936	606,142
	Daechang Forging Co. Ltd.	9,694	46,673
#	Daedong Corp.	53,430	366,728
#	Daedong Gear Co. Ltd.	4,924	67,159
#	Daeduck Co. Ltd.	25,651	289,369
	Daeduck Electronics Co. Ltd.	98,641	7,655,559
	Daehan Flour Mill Co. Ltd.	2,263	238,781
	Daehan Steel Co. Ltd.	13,726	117,368
*	Dae-Il Corp.	53,006	274,144
#	Daejoo Electronic Materials Co. Ltd.	21,066	2,272,110
#*	DaeMyoung Energy Co. Ltd.	3,402	56,270
#	Daesang Corp.	62,955	882,374
#	Daesang Holdings Co. Ltd.	46,079	297,953
#	Daesung Energy Co. Ltd.	22,772	140,848

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Daesung Industrial Co. Ltd.	12,643	$60,554
#*	Daewon Cable Co. Ltd.	92,840	953,095
#	Daewon Pharmaceutical Co. Ltd.	54,458	394,686
	Daewon San Up Co. Ltd.	9,014	84,069
*	Daewoo Engineering & Construction Co. Ltd.	476,610	11,422,316
	Daewoong Co. Ltd.	4,752	73,174
#	Daewoong Pharmaceutical Co. Ltd.	12,821	1,292,544
	Daeyang Electric Co. Ltd.	3,683	78,140
*††	Dahaam E-Tec Co. Ltd.	2,100	0
	Daihan Pharmaceutical Co. Ltd.	9,263	179,484
	Daishin Securities Co. Ltd.	111,953	2,900,437
#*	Danal Co. Ltd.	141,692	710,472
#	Daol Investment & Securities Co. Ltd.	107,802	323,746
#	Daou Data Corp.	46,710	734,338
#	Daou Technology, Inc.	88,738	2,809,561
	Dasan Networks, Inc.	35,641	120,893
#*	Dawonsys Co. Ltd.	57,564	98,191
	DB HiTek Co. Ltd.	24,304	2,631,663
#	DB Securities Co. Ltd.	82,322	764,543
#*	DB, Inc.	207,239	281,764
#	Dear U Co. Ltd.	14,491	318,170
	Dentium Co. Ltd.	1,353	48,931
	Deutsch Motors, Inc.	44,624	169,075
*	Devsisters Co. Ltd.	2,204	33,981
#	DI Dong Il Corp.	55,962	1,142,093
#	Digital Daesung Co. Ltd.	20,597	115,071
#*	DIO Corp.	26,897	313,595
#	DIT Corp.	13,032	221,716
*††	DKME	33,369	2,115
#	DL E&C Co. Ltd.	75,306	5,076,182
*	DL Holdings Co. Ltd.	8,270	402,497
*	DMOA Co. Ltd.	13,817	36,439
††	DMS Co. Ltd.	16,239	90,655
	DN Automotive Corp.	46,445	1,515,759
	Dohwa Engineering Co. Ltd.	8,234	39,622
		Shares	Value»
SOUTH KOREA — (Continued)
#	Dong-A Socio Holdings Co. Ltd.	9,155	$607,138
#	Dong-A ST Co. Ltd.	7,458	224,112
	Dong-Ah Geological Engineering Co. Ltd.	4,466	54,348
#	Dongbang Transport Logistics Co. Ltd.	76,445	150,800
#	Dongjin Semichem Co. Ltd.	79,132	3,070,944
	Dongkoo Bio & Pharma Co. Ltd.	9,400	32,770
#	DongKook Pharmaceutical Co. Ltd.	80,801	1,310,096
#*	Dongkuk Holdings Co. Ltd.	34,437	264,686
	Dongkuk Industries Co. Ltd.	5,193	12,730
#	Dongkuk Steel Mill Co. Ltd.	68,951	720,270
#	Dongsuh Cos., Inc.	10,876	196,797
#	Dongsung Chemical Co. Ltd.	61,469	182,730
#	Dongsung Finetec Co. Ltd.	56,726	1,117,873
#*	Dongwha Enterprise Co. Ltd.	37,824	298,444
#	Dongwha Pharm Co. Ltd.	62,525	255,805
	Dongwon Development Co. Ltd.	36,381	70,462
#	Dongwon Industries Co. Ltd.	20,941	548,210
	Dongwon Systems Corp.	3,375	64,252
#	Dongwoon Anatech Co. Ltd.	45,624	1,592,187
#	Dongyang E&P, Inc.	14,152	326,963
#*	Doosan Fuel Cell Co. Ltd.	101,687	4,255,294
	Doosan Tesna, Inc.	12,912	1,167,903
#	DoubleUGames Co. Ltd.	38,201	1,579,012
#*	Dream Security Co. Ltd.	88,382	165,182
#	Dreamtech Co. Ltd.	55,981	255,605
*	DRTECH Corp.	75,506	97,504
#	DS Dansuk Co. Ltd.	10,495	171,372
#	DSC Investment, Inc.	31,495	366,680
*	Duchembio Co. Ltd.	10,365	63,633

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Duk San Neolux Co. Ltd.	38,011	$1,306,268
#*	Duksan Hi-Metal Co. Ltd.	16,423	206,574
#*	Duksan Techopia Co. Ltd.	15,901	259,419
	DY Corp.	22,744	80,999
	DY POWER Corp.	5,952	62,365
#	E1 Corp.	4,505	329,219
	Easy Bio, Inc.	16,252	85,503
#	Easy Holdings Co. Ltd.	88,398	326,958
#*	Eco&Dream Co. Ltd.	15,010	197,684
	Ecoplastic Corp.	15,781	39,408
#	Ecopro HN Co. Ltd.	12,806	278,692
	Elentec Co. Ltd.	16,741	145,193
	E-MART, Inc.	23,004	1,666,007
*	EM-Tech Co. Ltd.	12,437	63,671
#	ENF Technology Co. Ltd.	28,570	1,138,186
*	Enzychem Lifesciences Corp.	27,857	18,594
	Eo Technics Co. Ltd.	5,903	1,905,886
*	Eubiologics Co. Ltd.	63,059	548,840
#	Eugene Corp.	107,821	297,985
#	Eugene Investment & Securities Co. Ltd.	188,630	718,933
	Eugene Technology Co. Ltd.	43,873	3,942,726
	Eusu Holdings Co. Ltd.	28,440	120,157
*	EV Advanced Material Co. Ltd.	14,162	17,852
*	Everybot, Inc.	5,322	69,537
*	E-World	32,791	42,562
#	Exicon Co. Ltd.	9,043	228,288
#	F&F Co. Ltd.	4,597	208,874
#	FIBERPRO, Inc./Yuseong	5,731	91,671
*	Fine M-Tec Co. Ltd.	20,276	143,438
#*	Fine Semitech Corp.	40,744	1,191,826
#*	FINO, Inc.	31,745	292,426
#*	Firstec Co. Ltd.	96,567	878,985
*††	Flask Co. Ltd.	23,357	6,992
*	FLITTO, Inc.	6,551	51,582
#*	Foosung Co. Ltd.	143,341	1,289,310
*	Furonteer Co. Ltd.	2,662	25,360
	Fursys, Inc.	10,910	264,089
	G2Power Co. Ltd.	3,219	32,035
	Gabia, Inc.	41,698	854,413
#*	GAEASOFT	20,287	103,417
#	Galaxia Moneytree Co. Ltd.	61,913	359,424
*	GAMSUNG Corp. Co. Ltd.	155,481	687,324
		Shares	Value»
SOUTH KOREA — (Continued)
#	Gaon Cable Co. Ltd.	8,771	$1,444,864
#	GC Biopharma Corp.	11,208	1,044,456
#*	GC Cell Corp.	9,095	147,230
#	GC Corp.	25,139	237,901
#	GC MediAI Corp.	52,958	145,781
*	Genexine, Inc.	45,196	166,011
#*	Genic Co. Ltd.	5,587	107,020
*	Genome & Co.	23,388	112,249
*	Genomictree, Inc.	5,552	64,962
	Geumhwa PSC Co. Ltd.	2,969	81,133
	Global Standard Technology Co. Ltd.	33,319	1,116,913
#*	Global Tax Free Co. Ltd.	70,125	284,187
	GnBS eco Co. Ltd.	8,665	53,313
	GnCenergy Co. Ltd.	13,947	350,257
#	GOLFZON Co. Ltd.	8,582	297,830
	Golfzon Holdings Co. Ltd.	17,066	60,530
	Gradiant Corp.	1,295	10,601
	Grand Korea Leisure Co. Ltd.	4,506	36,808
#	GS Engineering & Construction Corp.	151,435	3,930,770
#	GS Global Corp.	98,337	340,547
#	GS Retail Co. Ltd.	44,962	715,381
	Gwangju Shinsegae Co. Ltd.	2,154	56,107
#	HAESUNG DS Co. Ltd.	27,800	1,533,207
	Haesung Industrial Co. Ltd.	29,868	162,662
	Han Kuk Carbon Co. Ltd.	95,356	3,200,001
	Hana Micron, Inc.	122,607	3,362,246
	Hana Pharm Co. Ltd.	2,605	17,260
*	Hana Technology Co. Ltd.	5,796	125,585
	Hana Tour Service, Inc.	2,864	81,248
#*	Hanall Biopharma Co. Ltd.	17,615	571,379
	Hancom, Inc.	36,048	503,157
#	Handsome Co. Ltd.	11,842	213,159
#	Hanil Cement Co. Ltd.	16,649	197,347
	Hanil Feed Co. Ltd.	10,839	28,832
#	Hanil Holdings Co. Ltd.	42,979	510,264
	Hanjin Logistics Corp.	16,938	222,673

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	HanJung Natural Connectivity System Co. Ltd.	6,398	$296,227
	Hankook Cosmetics Manufacturing Co. Ltd.	19,755	134,707
	Hankook Shell Oil Co. Ltd.	2,067	708,476
	Hanla IMS Co. Ltd.	3,124	44,482
#	HanmiGlobal Co. Ltd.	23,691	450,659
#	Hannong Chemicals, Inc.	20,225	324,703
#	Hansae Co. Ltd.	23,238	181,673
	Hansae Yes24 Holdings Co. Ltd.	9,629	29,554
	Hanshin Construction Co. Ltd.	6,660	67,196
#	Hanshin Machinery Co.	52,839	165,981
	Hansol Chemical Co. Ltd.	14,160	2,770,712
	Hansol Holdings Co. Ltd.	6,680	15,161
	Hansol Paper Co. Ltd.	3,961	22,798
#	Hansol Technics Co. Ltd.	61,159	339,484
#*	Hanssem Co. Ltd.	5,770	176,772
*	Hanwha Engine	82,867	4,962,194
#*	Hanwha Galleria Corp.	87,305	181,589
#*	Hanwha General Insurance Co. Ltd.	121,139	544,701
#*	Hanwha Investment & Securities Co. Ltd.	380,146	1,956,869
#*	Hanwha Life Insurance Co. Ltd.	159,154	527,758
*	Hanyang Digitech Co. Ltd.	3,034	64,400
#*	Hanyang Eng Co. Ltd.	32,984	721,595
	Hanyang Securities Co. Ltd.	27,737	538,575
	Harim Co. Ltd.	112,482	249,864
#	Harim Holdings Co. Ltd.	51,454	456,901
#	HB Technology Co. Ltd.	94,978	184,429
	HD Construction Equipment Co. Ltd.	21,444	2,694,114
#*	HD Hyundai Energy Solutions Co. Ltd.	10,284	1,624,654
		Shares	Value»
SOUTH KOREA — (Continued)
	HDC Holdings Co. Ltd.	76,944	$1,467,590
#	HDC Hyundai Development Co-Engineering & Construction	87,437	1,362,395
*	HD-Hyundai Marine Engine	40,801	2,930,928
#	Hecto Financial Co. Ltd.	11,687	256,129
#	Hecto Innovation Co. Ltd.	13,399	187,489
#*	Helixmith Co. Ltd.	33,131	193,819
#*	Heung-A Shipping Co. Ltd.	78,758	152,642
#	Heunggu Oil Co. Ltd.	10,187	122,719
#*	HFR, Inc.	10,061	200,860
	Hite Jinro Co. Ltd.	47,845	554,097
*	HJ Shipbuilding & Construction Co. Ltd.	14,292	281,926
	HK inno N Corp.	38,595	1,382,137
	HL Holdings Corp.	4,848	142,428
	HL Mando Co. Ltd.	73,278	2,854,280
*	HLB Biostep Co. Ltd.	69,059	59,225
*	HLB Global Co. Ltd.	32,870	49,095
#*	Hlb Pharma Ceutical Co. Ltd.	22,860	268,682
#*	HLB Therapeutics Co. Ltd.	77,379	185,854
*	Hotel Shilla Co. Ltd.	36,737	1,637,236
	HPSP Co. Ltd.	10,766	389,881
	HRS Co. Ltd.	4,048	14,664
	HS Hyosung Advanced Materials Corp.	139	25,483
	HS Hyosung Corp.	1,223	54,754
	HS Industries Co. Ltd.	20,787	49,107
*	Hugel, Inc.	4,140	711,573
#	Humedix Co. Ltd.	15,276	366,990
	Huons Co. Ltd.	26,666	475,807
#	Huons Global Co. Ltd.	19,370	831,205
#*	Husteel Co. Ltd.	68,021	313,663
#	Hwa Shin Co. Ltd.	48,675	409,924
	Hwaseung Enterprise Co. Ltd.	24,781	81,254
#	Hy-Lok Corp.	20,117	602,744
#	Hyosung Corp.	12,405	1,933,782
	Hyosung Heavy Industries Corp.	306	824,306
	Hyosung TNC Corp.	88	30,963

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Bioland Co. Ltd.	17,490	$54,254
#	Hyundai BNG Steel Co. Ltd.	22,603	264,063
#	HYUNDAI Corp.	15,195	319,962
#	Hyundai Department Store Co. Ltd.	30,200	2,233,348
	Hyundai Elevator Co. Ltd.	8,506	570,804
	HYUNDAI EVERDIGM Corp.	7,695	47,904
	Hyundai Futurenet Co. Ltd.	73,607	166,400
#	Hyundai GF Holdings	23,930	233,544
#	Hyundai Green Food	34,518	385,250
	Hyundai Home Shopping Network Corp.	3,225	185,596
#	Hyundai Hyms Co. Ltd.	4,169	56,260
	Hyundai Livart Furniture Co. Ltd.	5,597	30,226
*	Hyundai Marine & Fire Insurance Co. Ltd.	18,732	386,068
#	Hyundai Motor Securities Co. Ltd.	49,990	373,923
#	Hyundai Movex Co. Ltd.	82,239	1,766,097
#	Hyundai Wia Corp.	42,316	2,382,349
#	HyVision System, Inc.	35,874	448,516
#	i3system, Inc.	15,256	1,075,541
#*	IL Co. Ltd.	15,840	68,242
	Il Dong Pharmaceutical Co. Ltd.	46,117	833,261
#	Iljin Diamond Co. Ltd.	10,553	105,307
	Iljin Electric Co. Ltd.	60,843	5,112,287
	Iljin Holdings Co. Ltd.	30,168	211,608
*	Iljin Hysolus Co. Ltd.	1,851	23,103
	Iljin Power Co. Ltd.	3,096	45,888
	Ilshin Spinning Co. Ltd.	36,557	330,960
*	Ilshin Stone Co. Ltd.	9,923	11,017
††	Ilyang Pharmaceutical Co. Ltd.	9,185	69,949
	iM Financial Group Co. Ltd.	428,318	5,542,906
	iMarketKorea, Inc.	13,893	71,241
	InBody Co. Ltd.	37,794	755,632
#	Incar Financial Service Co. Ltd.	31,859	233,543
	Infinitt Healthcare Co. Ltd.	921	4,593
	INFOvine Co. Ltd.	4,555	38,716
		Shares	Value»
SOUTH KOREA — (Continued)
#	Inhwa Precision Co. Ltd.	22,840	$209,474
	Innocean Worldwide, Inc.	27,171	363,993
#	Innox Advanced Materials Co. Ltd.	42,455	993,403
#*	Insun ENT Co. Ltd.	58,689	184,258
*	Intekplus Co. Ltd.	1,300	27,431
	Intellian Technologies, Inc.	11,262	1,012,567
	Intelligent Digital Integrated Security Co. Ltd.	11,403	137,313
*	Interflex Co. Ltd.	11,878	108,910
	Interojo Co. Ltd.	11,395	166,238
#	INTOPS Co. Ltd.	32,084	405,080
*	iNtRON Biotechnology, Inc.	9,832	24,034
	INVENI Co. Ltd.	16,710	181,674
#	IS Dongseo Co. Ltd.	43,894	793,967
#	ISC Co. Ltd.	28,505	4,768,140
	i-SENS, Inc.	51,605	741,923
*	ISU Chemical Co. Ltd.	33,498	254,323
#*	ISU Specialty Chemical	47,981	3,970,852
#*	Itcenglobal Co. Ltd.	9,977	368,169
*	ITM Semiconductor Co. Ltd.	1,843	21,343
*	Jaeyoung Solutec Co. Ltd.	2,606	30,156
#*	Jahwa Electronics Co. Ltd.	32,011	1,064,430
	JB Financial Group Co. Ltd.	96,120	1,778,700
*	Jeil Pharmaceutical Co. Ltd.	3,757	35,673
*	Jeju Air Co. Ltd.	25,397	91,401
#*	Jeju Semiconductor Corp.	98,093	3,546,370
#*	JETEMA Co. Ltd.	29,885	142,368
*	Jin Air Co. Ltd.	19,064	80,974
#	Jinsung T.E.C.	32,603	397,374
#*	JNTC Co. Ltd.	19,761	261,224
*	JoyCity Corp.	40,710	67,391
#	JS Corp.	12,208	122,527
	Jungdawn Co. Ltd.	6,003	10,290
	Jusung Engineering Co. Ltd.	82,875	7,168,691
#	JVM Co. Ltd.	13,712	231,858
	JW Holdings Corp.	189,488	549,730
	JW Life Science Corp.	9,714	84,942

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	JW Pharmaceutical Corp.	40,363	$854,465
*	JW Shinyak Corp.	35,377	47,772
	JYP Entertainment Corp.	6,583	282,401
	K Car Co. Ltd.	25,538	189,851
*	Kakao Games Corp.	36,272	297,352
	Kangnam Jevisco Co. Ltd.	17,452	198,330
#*	Kangstem Biotech Co. Ltd.	89,163	242,292
#*	Kangwon Energy Co. Ltd.	15,097	157,087
#	KC Co. Ltd.	27,573	737,767
	KC Tech Co. Ltd.	27,398	1,158,101
	KCC Glass Corp.	3,836	76,021
#	KCTC	21,364	85,995
#*	KEC Corp.	176,714	218,986
*	Keeps Biopharma, Inc.	7,612	42,486
#*	Kencoa Aerospace Co.	9,023	132,650
#	KEPCO Plant Service & Engineering Co. Ltd.	43,340	1,839,850
*	KG Chemical Corp.	16,648	79,804
	KG Dongbusteel	64,157	305,174
	KG Eco Solution Co. Ltd.	9,399	46,905
	KG Financial Co. Ltd.	9,638	34,161
#*	KG Mobility Corp.	62,520	183,903
#	KH Vatec Co. Ltd.	49,877	475,837
#	KINX, Inc.	8,997	637,584
#	KISCO Corp.	60,091	430,628
#	KISCO Holdings Co. Ltd.	31,963	584,700
	KISWIRE Ltd.	35,588	619,760
#*	KMW Co. Ltd.	21,612	438,528
*	KNJ Co. Ltd.	14,378	392,260
	Koh Young Technology, Inc.	154,156	4,248,830
#	Kolmar Holdings Co. Ltd.	60,370	402,467
	Kolmar Korea Co. Ltd.	34,848	2,094,777
	Kolon Corp.	18,695	922,188
	Kolon Global Corp.	1,975	15,298
#	Kolon Industries, Inc.	40,999	2,642,588
#*	Kolon Life Science, Inc.	11,788	468,870
	KoMiCo Ltd.	19,025	1,862,560
*	Komipharm International Co. Ltd.	46,449	305,196
		Shares	Value»
SOUTH KOREA — (Continued)
#	KONA I Co. Ltd.	10,350	$383,535
#	Korea Alcohol Industrial Co. Ltd.	45,206	430,107
#	Korea Asset In Trust Co. Ltd.	90,513	162,189
	Korea Cast Iron Pipe Industries Co. Ltd.	7,969	39,642
#	Korea Circuit Co. Ltd.	28,928	1,847,273
#	Korea District Heating Corp.	5,230	271,545
	Korea Electric Terminal Co. Ltd.	16,982	1,050,882
#	Korea Electronic Power Industrial Development Co. Ltd.	52,760	723,013
	Korea Export Packaging Industrial Co. Ltd.	44,390	83,699
	Korea Fuel-Tech Corp.	24,273	115,200
#	Korea Information & Communications Co. Ltd.	27,427	211,837
	Korea Information Certificate Authority, Inc.	14,595	64,144
#*	Korea Line Corp.	370,347	648,244
	Korea Petrochemical Ind Co. Ltd.	1,059	130,785
#	Korea Petroleum Industries Co.	3,083	33,221
	Korea Ratings Corp.	289	20,722
#	Korea Real Estate Investment & Trust Co. Ltd.	169,951	183,493
	Korea United Pharm, Inc.	33,488	457,681
	Korean Reinsurance Co.	445,222	3,720,683
	Kortek Corp.	2,290	18,254
	Koryo Credit Information Co. Ltd.	7,698	52,211
*	KOSES Co. Ltd.	4,945	159,964
	KPX Chemical Co. Ltd.	1,771	64,811
*	KPX Electrochem Co. Ltd.	1,968	11,780
#	KSS LINE Ltd.	40,321	348,808
	KT Millie Seojae Co. Ltd.	1,173	10,664
	KT Skylife Co. Ltd.	32,005	106,439

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kuk-il Paper Manufacturing Co. Ltd.	190,710	$56,061
*	Kumho Tire Co., Inc.	126,231	498,953
	KUMHOE&C Co. Ltd.	10,036	37,601
*	Kumyang Green Power Co. Ltd.	3,030	33,044
#	Kwang Dong Pharmaceutical Co. Ltd.	112,403	629,278
*	Kwangmu Co. Ltd.	52,554	76,058
#	Kyeryong Construction Industrial Co. Ltd.	17,248	339,793
#	Kyobo Securities Co. Ltd.	47,296	439,746
	Kyung Dong Navien Co. Ltd.	21,138	1,114,165
	Kyungbang Co. Ltd.	8,346	57,184
	KyungDong City Gas Co. Ltd.	6,435	99,923
#	Kyung-In Synthetic Corp.	42,609	146,734
#	KZ Precision Corp.	17,846	177,180
	L&C Bio Co. Ltd.	6,759	293,202
*	L&K Biomed Co. Ltd.	17,211	85,179
#	Lake Materials Co. Ltd.	115,339	1,811,963
*	LB Semicon, Inc.	28,242	108,206
#	Lee Ku Industrial Co. Ltd.	40,118	163,365
	LF Corp.	30,544	512,577
*	LG HelloVision Co. Ltd.	42,776	68,230
#	LIG Accuver Co. Ltd.	12,555	449,445
#*	LOT Vacuum Co. Ltd.	30,677	331,228
	Lotte Chilsung Beverage Co. Ltd.	4,926	408,172
*	Lotte Data Communication Co.	2,435	38,105
#*	Lotte Energy Materials Corp.	22,947	1,041,559
	LOTTE Fine Chemical Co. Ltd.	39,300	1,851,347
	LOTTE Himart Co. Ltd.	34,338	186,376
*	Lotte Non-Life Insurance Co. Ltd.	23,481	33,566
#	Lotte Rental Co. Ltd.	35,242	801,999
#	Lotte Shopping Co. Ltd.	19,802	1,814,520
*	Lotte Tour Development Co. Ltd.	65,068	917,983
		Shares	Value»
SOUTH KOREA — (Continued)
#	Lotte Wellfood Co. Ltd.	1,382	$113,369
#	LS Eco Energy Ltd.	35,473	2,114,671
#	LS Materials Ltd.	25,510	523,679
	LS SECURITIES Co. Ltd.	8,316	44,280
#	LTC Co. Ltd.	6,016	189,033
#*	LVMC Holdings	240,975	277,650
*	LX Hausys Ltd.	8,003	196,156
#	LX Holdings Corp.	72,830	449,973
	LX International Corp.	80,294	2,909,909
#	LX Semicon Co. Ltd.	26,049	1,107,315
#	Macrogen, Inc.	12,209	133,721
	Maeil Dairies Co. Ltd.	2,274	55,803
#	MAKUS, Inc.	3,709	67,153
*	Manyo Co. Ltd.	5,604	60,110
#	Mcnex Co. Ltd.	36,111	566,084
*	ME2ON Co. Ltd.	3,731	8,094
#*	Mediana Co. Ltd.	6,247	88,719
#*	Medipost Co. Ltd.	25,858	490,081
#*	MedPacto, Inc.	48,964	169,706
	MegaStudy Co. Ltd.	18,545	169,187
#	MegaStudyEdu Co. Ltd.	26,459	846,975
	META BIOMED Co. Ltd.	21,498	64,762
#	Mgame Corp.	38,519	139,835
	Mi Chang Oil Industrial Co. Ltd.	981	82,536
#*	MiCo Ltd.	74,179	1,152,306
	Micro Contact Solution Co. Ltd.	2,578	66,341
#*	Mirae Asset Life Insurance Co. Ltd.	96,982	1,047,505
#*	Mirae Asset Venture Investment Co. Ltd.	32,950	1,176,453
	Misto Holdings Corp.	10,628	292,353
	Miwon Chemicals Co. Ltd.	36,540	316,968
#	Miwon Commercial Co. Ltd.	5,072	521,081
#	Miwon Specialty Chemical Co. Ltd.	5,925	489,995
#	MK Electron Co. Ltd.	57,809	1,102,041
#	MNTech Co. Ltd.	59,123	417,347
	Mobase Electronics Co. Ltd.	14,254	36,867
#*	Modetour Network, Inc.	5,809	44,822
#*	MONAYONGPYONG	22,677	48,067
#*	Motrex Co. Ltd.	21,274	130,439
#	mPlus Corp.	11,058	131,615
	Muhak Co. Ltd.	14,237	85,513
*	MX Robotics, Inc.	5,700	20,116

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Myoung Shin Industrial Co. Ltd.	61,185	$553,932
*	Naintech Co. Ltd.	18,711	44,376
#	Namhae Chemical Corp.	65,840	521,805
#*	Namsun Aluminum Co. Ltd.	225,789	320,537
#	Namuga Co. Ltd.	27,708	359,317
#	Namyang Dairy Products Co. Ltd.	4,776	169,597
#*	NanoenTek, Inc.	19,765	91,586
#	NeoPharm Co. Ltd.	21,216	292,914
	Neosem, Inc.	19,145	246,253
#	Neowiz	42,457	634,019
	Neowiz Holdings Corp.	6,517	96,103
#*	NEPES Corp.	45,134	995,365
#	New Power Plasma Co. Ltd.	52,076	238,907
	Nexen Corp.	108,320	527,973
	Nexen Tire Corp.	13,328	67,043
#*	Nexon Games Co. Ltd.	23,894	192,115
#	NEXTIN, Inc.	13,447	641,059
	NHN Corp.	9,812	274,547
#	NHN KCP Corp.	80,285	1,077,627
	NICE Holdings Co. Ltd.	55,992	551,683
	Nice Information & Telecommunication, Inc.	3,385	64,471
#	NICE Information Service Co. Ltd.	119,682	1,237,286
	Nong Shim Holdings Co. Ltd.	5,155	340,832
	NongShim Co. Ltd.	3,831	983,701
	NOROO Paint & Coatings Co. Ltd.	10,940	65,291
	NOVAREX Co. Ltd.	9,991	101,217
	Novatech Co. Ltd.	4,380	69,433
	NPC	52,041	137,837
	NUVOTEC Co. Ltd.	50,183	50,321
#*	OCI Co. Ltd.	7,184	734,623
	OCI Holdings Co. Ltd.	32,602	8,221,661
#*	Okins Electronics Co. Ltd.	12,310	185,818
#*	OptoElectronics Solutions Co. Ltd.	5,572	146,147
*	OPTUS Pharmaceutical Co. Ltd.	3,384	20,860
#*	Orbitech Co. Ltd.	28,054	223,056
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Oriental Precision & Engineering Co. Ltd.	52,444	$285,538
#	Orion Holdings Corp.	53,203	935,202
*	OSTEONIC Co. Ltd.	29,285	131,370
*	Osung Advanced Materials Co. Ltd.	56,394	55,369
#	Otoki Corp.	1,818	449,399
	Pang Rim Co. Ltd.	10,798	41,694
#	Paradise Co. Ltd.	112,107	1,206,830
#	Park Systems Corp.	13,163	2,591,281
	Partron Co. Ltd.	25,847	144,957
#*	Pearl Abyss Corp.	33,230	1,324,950
#	People & Technology, Inc.	42,761	1,633,783
	PHA Co. Ltd.	12,171	107,836
	PharmaResearch Co. Ltd.	11,523	2,456,222
#	Pharmicell Co. Ltd.	129,668	1,610,119
#	Philenergy Co. Ltd.	16,792	228,429
#*	Philoptics Co. Ltd.	44,336	1,460,775
#	PI Advanced Materials Co. Ltd.	52,721	921,874
#	PKC Co. Ltd.	98,951	492,710
#*	Polaris AI Corp.	13,511	85,507
#*	Polaris Office Corp.	42,087	142,025
	Pond Group Co. Ltd.	8,283	32,869
#	Poongsan Corp.	36,327	2,439,033
#	Poongsan Holdings Corp.	37,452	1,142,633
#	Posco M-Tech Co. Ltd.	72,480	974,086
	POSCO Steeleon Co. Ltd.	31,920	181,648
#*	Power Logics Co. Ltd.	62,997	220,908
#	Protec Co. Ltd.	14,082	791,930
#	PSK Holdings, Inc.	7,153	613,090
#	PSK, Inc.	61,581	3,763,532
#	Pulmuone Co. Ltd.	26,098	217,952
#	Pumtech Korea Co. Ltd.	13,185	369,773
	Refine Co. Ltd.	15,771	135,090
*	Reyon Pharmaceutical Co. Ltd.	3,654	26,651
#	RFHIC Corp.	16,463	1,056,976
#*	Robostar Co. Ltd.	21,039	1,053,595
*	Robotis Co. Ltd.	11,979	2,605,957
	S&S Tech Corp.	46,108	3,195,527
#	Sajo Industries Co. Ltd.	6,890	248,223
	Sajodaerim Corp.	3,272	72,458
#	Sam Young Electronics Co. Ltd.	21,114	219,070

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Sam Yung Trading Co. Ltd.	53,605	$735,779
#	Sam-A Aluminum Co. Ltd.	5,381	251,234
	Samchully Co. Ltd.	4,272	427,152
#	Samhyun Co. Ltd.	8,294	302,655
#††	Samick THK Co. Ltd.	29,411	234,979
#*	Samil Pharmaceutical Co. Ltd.	36,805	221,834
	Samji Electronics Co. Ltd.	13,833	305,875
#	Samjin Pharmaceutical Co. Ltd.	27,872	352,274
#	Sammok S-Form Co. Ltd.	16,158	205,538
#	SAMPYO Cement Co. Ltd.	55,860	642,327
*	Samsung Pharmaceutical Co. Ltd.	91,876	126,188
#	SAMT Co. Ltd.	202,951	976,216
#	Samwha Capacitor Co. Ltd.	26,881	1,235,082
#	Samwha Electric Co. Ltd.	3,974	132,110
#*	Samyang Biopharmaceuticals Corp.	9,823	510,257
	Samyang Foods Co. Ltd.	362	328,670
	Samyang Holdings Corp.	9,241	437,286
#	Samyoung Co. Ltd.	58,165	447,533
#	Sang-A Frontec Co. Ltd.	33,799	629,417
#	Sangsin Energy Display Precision Co. Ltd.	10,721	193,990
#	Saramin Co. Ltd.	12,291	142,058
#	Satrec Initiative Co. Ltd.	22,920	2,568,655
	SD Biosensor, Inc.	5,701	32,510
	SeAH Besteel Holdings Corp.	34,022	1,741,213
#	SeAH Holdings Corp.	3,283	359,665
#	SeAH Steel Corp.	3,625	435,440
#	SeAH Steel Holdings Corp.	5,667	919,793
#	Sebang Co. Ltd.	23,435	252,750
#	Sebang Global Battery Co. Ltd.	18,787	843,232
		Shares	Value»
SOUTH KOREA — (Continued)
	Sebo Manufacturing Engineer Corp.	1,045	$16,624
#	Seegene, Inc.	76,033	1,264,632
	Segyung Hitech Co. Ltd.	12,867	41,859
#	Sejin Heavy Industries Co. Ltd.	51,963	730,089
#	Sejong Industrial Co. Ltd.	15,140	81,918
#*	Selvas AI, Inc.	28,245	253,700
#*	SEMCNS Co. Ltd.	13,836	135,143
	Semyung Electric Machinery Co. Ltd.	9,763	96,442
#	Seobu T&D	89,612	910,811
	Seohan Co. Ltd.	29,857	21,890
††	Seohee Construction Co. Ltd.	21,370	8,774
#*	Seojin System Co. Ltd.	53,663	2,179,224
#*	Seoul Auction Co. Ltd.	14,217	66,727
	Seoul City Gas Co. Ltd.	652	28,808
#*	Seoul Semiconductor Co. Ltd.	12,690	143,024
#	Seoyon Co. Ltd.	52,444	337,118
#	Seoyon E-Hwa Co. Ltd.	34,258	328,633
*††	Sewon E&C Co. Ltd.	103,618	3,144
	SFA Engineering Corp.	35,920	768,768
#*	SFA Semicon Co. Ltd.	212,634	1,217,767
#*	SG Co. Ltd.	93,770	167,668
#	SGC Energy Co. Ltd.	10,059	404,870
#*	SHIFT UP Corp.	12,716	281,225
#*	Shin Heung Energy & Electronics Co. Ltd.	34,347	245,993
#*	Shin Poong Pharmaceutical Co. Ltd.	11,704	92,543
	Shindaeyang Paper Co. Ltd.	2,709	23,873
*	SHINHWAPRITECH Co. Ltd.	16,095	27,847
#	Shinil Electronics Co. Ltd.	153,226	152,740
#	Shinsegae Information & Communication Co. Ltd.	10,049	144,542
	Shinsegae, Inc.	17,274	4,774,017
#	Shinsung Delta Tech Co. Ltd.	17,429	688,888

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Shinsung E&G Co. Ltd.	363,332	$978,635
	Shinsung ST Co. Ltd.	4,938	124,893
	Shinwon Corp.	10,775	10,123
#*	Shinyoung Securities Co. Ltd.	16,684	2,247,916
#	Silicon2 Co. Ltd.	21,941	657,576
#*	SillaJen, Inc.	106,947	253,042
	SIMMTECH Co. Ltd.	56,473	3,390,561
	SIMPAC, Inc.	15,838	62,822
#	Sindoh Co. Ltd.	6,223	210,139
#	SK Chemicals Co. Ltd.	25,289	1,018,848
	SK Discovery Co. Ltd.	30,555	1,153,116
#*	SK Eternix Co. Ltd.	38,974	1,541,068
#	SK Gas Ltd.	6,987	1,362,003
#*Ω	SK IE Technology Co. Ltd.	32,513	585,484
#	SK Networks Co. Ltd.	263,064	1,044,917
#*	SK oceanplant Co. Ltd.	79,243	1,322,018
#*	SK Securities Co. Ltd.	373,143	1,327,944
#	SL Corp.	48,829	2,091,471
#	SM Entertainment Co. Ltd.	7,955	521,683
*	SMEC Co. Ltd.	97,327	294,330
#	SNT Dynamics Co. Ltd.	39,019	1,584,076
	SNT Holdings Co. Ltd.	24,118	1,017,211
#	SNT Motiv Co. Ltd.	56,229	1,334,715
#	Solid, Inc.	134,385	1,559,382
#	SOLUM Co. Ltd.	62,718	826,410
#	Solus Advanced Materials Co. Ltd.	11,657	104,146
*	Solux Co. Ltd.	8,140	20,791
#	Songwon Industrial Co. Ltd.	38,809	415,915
#	Soop Co. Ltd.	24,718	978,694
#	Soosan Industries Co. Ltd.	8,489	196,803
	Soulbrain Co. Ltd.	3,962	1,246,582
	Soulbrain Holdings Co. Ltd.	18,254	912,715
	SP SAMHWA Co. Ltd.	11,465	73,397
#	SPG Co. Ltd.	39,138	3,420,098
#	ST Pharm Co. Ltd.	17,851	1,849,629
#*	STIC Investments, Inc.	123,274	844,183
*	Studio Dragon Corp.	8,849	209,140
*	STX Engine Co. Ltd.	5,881	248,263
		Shares	Value»
SOUTH KOREA — (Continued)
#	Suheung Co. Ltd.	15,919	$216,017
#*	Sukgyung AT Co. Ltd.	7,443	288,076
	Sun Kwang Co. Ltd.	3,375	54,414
	Sung Kwang Bend Co. Ltd.	53,485	1,686,076
#	Sungshin Cement Co. Ltd.	44,933	348,776
#	Sungwoo Hitech Co. Ltd.	122,192	739,919
	Sunjin Co. Ltd.	25,264	183,996
#*	Suprema, Inc.	13,237	500,668
#*	Suresoft Technologies, Inc.	20,632	105,415
*	SY Steel Tech, Inc.	5,813	14,730
*	Synergy Innovation Co. Ltd.	104,160	148,468
*	Synopex, Inc.	265,939	1,077,262
	Systems Technology, Inc.	37,695	971,931
	SYTS Corp.	2,102	85,571
#	T&L Co. Ltd.	11,198	466,555
	Tae Kyung Industrial Co. Ltd.	33,888	117,196
#	Taekwang Industrial Co. Ltd.	595	479,815
#*	Taewoong Co. Ltd.	24,606	892,369
*	Taeyoung Engineering & Construction Co. Ltd.	62,226	82,457
#	TCC Steel	28,212	380,190
#	TechWing, Inc.	97,261	3,853,145
#*	Telechips, Inc.	28,079	274,443
#	TEMC Co. Ltd.	6,303	74,108
	TES Co. Ltd.	45,212	2,625,435
#*	TFE Co. Ltd.	4,178	191,140
*	Theragen Etex Co. Ltd.	25,688	52,620
*	TigerElec Co. Ltd.	1,097	34,031
#	TK Corp.	47,666	1,489,462
	TKG Huchems Co. Ltd.	52,809	675,218
#	TLB Co. Ltd.	18,038	1,094,321
	Tokai Carbon Korea Co. Ltd.	16,698	3,369,407
*	Tongyang Life Insurance Co. Ltd.	68,394	384,418
*	Tongyang, Inc.	101,035	54,986
	Toptec Co. Ltd.	17,399	53,935
#	Tovis Co. Ltd.	39,177	469,957
*	Trinity Airways Co. Ltd.	15,771	9,868
#	TS Corp.	140,490	276,269
	TSE Co. Ltd.	8,349	968,248

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Tuksu Construction Co. Ltd.	10,642	$48,736
#	TYM Corp.	89,222	486,191
#	Ubiquoss Holdings, Inc.	32,753	342,027
#	Ubiquoss, Inc.	39,775	400,523
#	Uju Electronics Co. Ltd.	15,673	422,303
#	Unid Co. Ltd.	12,450	799,237
#	Union Semiconductor Equipment & Materials Co. Ltd.	60,412	478,302
	Uniquest Corp.	4,447	22,175
#*	Unison Co. Ltd.	179,858	164,459
#*	UniTest, Inc.	50,562	635,802
#	Value Added Technology Co. Ltd.	26,781	418,442
#	VICTEK Co. Ltd.	42,856	166,424
*††	Vidente Co. Ltd.	57,951	24,342
#	Vieworks Co. Ltd.	29,404	541,741
*	Vina Tech Co. Ltd.	6,726	811,312
#	Vitzro Tech Co. Ltd.	10,691	123,414
#	Vitzrocell Co. Ltd.	97,136	3,764,581
#*	VM, Inc.	21,402	784,532
*	VT Co. Ltd.	54,440	627,750
	Webzen, Inc.	33,485	276,049
	Wemade Co. Ltd.	4,439	75,130
#	Whanin Pharmaceutical Co. Ltd.	24,458	195,937
	WiSoL Co. Ltd.	35,224	179,496
#	Won Tech Co. Ltd.	42,840	212,903
*	Wonik Holdings Co. Ltd.	94,309	2,124,040
	WONIK IPS Co. Ltd.	6,400	517,198
#	Wonik Materials Co. Ltd.	13,798	497,392
*	Wonik Pne Co. Ltd.	24,818	66,920
#	Wonik QnC Corp.	52,975	1,376,020
#	Woojin Ntec, Inc.	6,333	117,866
#	Woojin, Inc.	34,048	654,473
#*	Woori Technology Investment Co. Ltd.	101,045	450,429
#*	Woori Technology, Inc.	480,804	7,097,731
#	Worldex Industry & Trading Co. Ltd.	40,391	908,648
#*	W-Scope Chungju Plant Co. Ltd.	23,281	310,560
*	Xperix, Inc.	11,779	29,583
	Y G-1 Co. Ltd.	9,704	103,713
#*	YC Corp.	94,783	1,427,788
*	Ycchem Co. Ltd.	5,742	55,951
		Shares	Value»
SOUTH KOREA — (Continued)
	Y-entec Co. Ltd.	3,370	$17,077
#*	Yest Co. Ltd.	9,550	178,225
	YG Entertainment, Inc.	36,027	1,322,013
#	YG PLUS	37,071	128,719
*	YMT Co. Ltd.	3,786	46,266
#	Youlchon Chemical Co. Ltd.	35,492	621,700
#	Young Poong Corp.	5,005	223,596
	Youngone Corp.	40,434	2,267,157
#	Youngone Holdings Co. Ltd.	19,822	2,801,664
#	Yuanta Securities Korea Co. Ltd.	179,635	642,366
#*	Yungjin Pharmaceutical Co. Ltd.	68,666	82,200
#	Yunsung F&C Co. Ltd.	4,704	116,945
#	Zeus Co. Ltd.	66,051	729,286
	Zinus, Inc.	11,205	97,671
TOTAL SOUTH KOREA			503,270,295
TAIWAN — (20.7%)
	104 Corp.	1,000	6,971
	Abico Avy Co. Ltd.	326,918	423,952
#	Ability Enterprise Co. Ltd.	685,087	1,718,027
#	Ability Opto-Electronics Technology Co. Ltd.	224,776	775,368
#	AcBel Polytech, Inc.	1,668,356	2,539,763
	Acer E-Enabling Service Business, Inc.	6,000	37,022
#	ACES Electronic Co. Ltd.	333,822	931,025
*	Acon Holding, Inc.	583,560	129,065
#	Acter Group Corp. Ltd.	205,980	5,506,158
#	Action Electronics Co. Ltd.	578,000	233,336
#	Actron Technology Corp.	88,151	383,696
#	ADATA Technology Co. Ltd.	922,243	13,175,619
#	Addcn Technology Co. Ltd.	85,526	418,507
	Adlink Technology, Inc.	4,000	9,544
#	Advanced Ceramic X Corp.	156,000	853,695

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Advanced International Multitech Co. Ltd.	384,000	$716,463
#*	Advanced Optoelectronic Technology, Inc.	111,000	94,540
#	Advanced Power Electronics Corp.	138,000	526,115
	Advancetek Enterprise Co. Ltd.	1,030,519	857,859
#	Aero Win Technology Corp.	37,000	41,199
	Aerospace Industrial Development Corp.	2,123,000	3,165,847
#	AGV Products Corp.	1,432,433	448,418
#	AIC, Inc.	16,934	364,822
#	Alexander Marine Co. Ltd.	46,618	251,204
#	Allied Circuit Co. Ltd.	107,845	1,443,927
#	Allied Supreme Corp.	57,000	405,953
#	Allis Electric Co. Ltd.	550,811	1,928,593
	Alltek Technology Corp.	554,423	918,054
	Alltop Technology Co. Ltd.	121,774	1,284,023
#	Alpha Networks, Inc.	800,158	857,817
#	Altek Corp.	803,095	1,035,704
#	Amazing Microelectronic Corp.	278,352	687,752
#	Ambassador Hotel	1,092,000	1,444,201
	Ampak Technology, Inc.	40,000	79,272
	Ampire Co. Ltd.	317,000	253,177
#	Ample Electronic Technology Co. Ltd.	35,700	279,022
#	AMPOC Far-East Co. Ltd.	336,727	1,329,948
#	AmTRAN Technology Co. Ltd.	948,394	1,260,259
*	Amulaire Thermal Technology, Inc.	51,017	48,448
#	Anderson Industrial Corp.	72,000	66,416
	Anji Technology Co. Ltd.	81,317	86,289
	Aopen, Inc.	51,000	78,709
	Apac Opto Electronics, Inc.	147,000	1,017,671
#	Apacer Technology, Inc.	315,325	2,248,143
		Shares	Value»
TAIWAN — (Continued)
	APAQ Technology Co. Ltd.	484	$2,499
#	Apex Biotechnology Corp.	226,483	204,484
	Apex Dynamics, Inc.	4,000	97,866
#*	Apex International Co. Ltd.	406,749	682,302
	Apex Science & Engineering	205,255	69,391
	ARBOR Technology Corp.	88,000	147,446
	Arcadyan Technology Corp.	473,055	2,395,329
	Ardentec Corp.	1,249,274	7,843,102
#	ARES International Corp.	62,000	103,653
#	Argosy Research, Inc.	185,396	989,296
	Arizon RFID Technology Cayman Co. Ltd.	9,000	29,150
#	Asia Optical Co., Inc.	741,000	3,306,494
#	Asia Polymer Corp.	1,156,996	550,529
#	Asia Tech Image, Inc.	198,000	452,755
#	ASIX Electronics Corp.	53,000	173,887
#	ASROCK, Inc.	126,000	954,097
#	ATE Energy International Co. Ltd.	243,370	185,552
	Aten International Co. Ltd.	204,479	446,708
	Audix Corp.	279,600	590,764
#	AURAS Technology Co. Ltd.	108,148	3,993,598
	Aurora Corp.	262,349	473,590
#	Avalue Technology, Inc.	164,000	475,749
	Avermedia Technologies	36,000	54,225
#	Axiomtek Co. Ltd.	218,765	752,314
#	Azurewave Technologies, Inc.	214,000	415,881
	Bafang Yunji International Co. Ltd.	73,000	409,232
#	Bank of Kaohsiung Co. Ltd.	3,611,343	1,352,391
#	Basso Industry Corp.	439,900	451,756
#	BenQ Materials Corp.	556,000	455,070
#*	BES Engineering Corp.	4,468,763	1,850,310
#*	Bin Chuan Enterprise Co. Ltd.	224,070	416,235

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Bionime Corp.	94,908	$185,666
#*	Biostar Microtech International Corp.	567,975	769,863
#	Bioteque Corp.	157,308	574,289
	Brave C&H Supply Co. Ltd.	15,000	35,753
#	Bright Led Electronics Corp.	375,520	376,821
	Brighton-Best International Taiwan, Inc.	1,344,318	1,429,595
#	Brillian Network & Automation Integrated System Co. Ltd.	63,008	904,009
	Brogent Technologies, Inc.	11,429	33,939
	C Sun Manufacturing Ltd.	356,969	6,975,988
*	Cameo Communications, Inc.	631,645	176,383
#	Capital Futures Corp.	338,280	601,230
#	Capital Securities Corp.	5,089,501	4,537,887
#*	Career Technology MFG. Co. Ltd.	370,003	212,749
#	Castles Technology Co. Ltd.	78,651	118,995
#	Caswell, Inc.	89,000	229,444
	Cathay Chemical Works	39,000	57,168
	Cathay Consolidated, Inc.	28,598	83,322
	Cathay Real Estate Development Co. Ltd.	1,613,700	1,187,034
*	CCP Contact Probes Co. Ltd.	163,978	1,474,622
#	Celxpert Energy Corp.	244,919	264,979
	Cenra, Inc.	419,500	420,136
#	Center Laboratories, Inc.	1,604,439	1,995,536
	Central Reinsurance Co. Ltd.	832,905	791,548
	Century Iron & Steel Industrial Co. Ltd.	236,000	758,018
*	ChainQui Construction Development Co. Ltd.	363,080	155,296
	Chaintech Technology Corp.	20,000	19,327
		Shares	Value»
TAIWAN — (Continued)
	Champion Building Materials Co. Ltd.	586,465	$158,866
	Champion Microelectronic Corp.	51,000	87,308
#	Chang Wah Electromaterials, Inc.	1,217,350	1,858,326
#	Chang Wah Technology Co. Ltd.	1,084,425	1,798,903
#	Channel Well Technology Co. Ltd.	623,000	1,105,742
	Chant Sincere Co. Ltd.	21,000	57,799
#	Charoen Pokphand Enterprise	586,483	2,567,665
#	CHC Healthcare Group	275,000	253,575
#	CHC Resources Corp.	346,282	763,123
	Chen Full International Co. Ltd.	342,000	688,875
	Chenbro Micom Co. Ltd.	77,000	2,798,493
#	Chenfull Precision Co. Ltd.	29,000	230,607
	Cheng Fwa Industrial Co. Ltd.	20,000	11,305
	Cheng Loong Corp.	2,720,383	1,514,349
#*	Cheng Mei Materials Technology Corp.	801,524	1,000,100
#	Cheng Uei Precision Industry Co. Ltd.	615,331	728,648
#	Chenming Electronic Technology Corp.	287,437	964,876
	Chia Chang Co. Ltd.	378,000	455,393
#	Chia Hsin Cement Corp.	1,760,643	748,603
#	Chicony Power Technology Co. Ltd.	408,454	1,049,765
#	Chief Telecom, Inc.	57,900	628,506
	Chien Kuo Construction Co. Ltd.	324,999	418,850
	China Bills Finance Corp.	2,443,000	1,296,111
#	China Ecotek Corp.	145,000	233,018
#	China Electric Manufacturing Corp.	595,959	226,152

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	China General Plastics Corp.	1,397,461	$657,342
#	China Glaze Co. Ltd.	235,002	192,675
#*	China Man-Made Fiber Corp.	3,001,390	623,899
#	China Metal Products	714,603	471,603
	China Motor Corp.	472,600	811,711
#*	China Petrochemical Development Corp.	4,905,673	1,154,015
#	China Steel Chemical Corp.	362,554	896,609
	China Steel Structure Co. Ltd.	282,000	381,258
#	China Wire & Cable Co. Ltd.	252,160	255,519
#	Chinese Maritime Transport Ltd.	266,594	458,147
#	Ching Feng Home Fashions Co. Ltd.	275,360	159,072
	Chin-Poon Industrial Co. Ltd.	1,209,207	1,978,105
#	Chipbond Technology Corp.	2,027,000	10,565,720
#	ChipMOS Technologies, Inc. (8150 TT)	1,530,076	3,439,174
#	Chlitina Holding Ltd.	104,191	351,039
#	Chong Hong Development Co. Ltd.	668,200	1,646,353
	Chun YU Works & Co. Ltd.	526,050	244,841
	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,414,047
#*	Chung Hung Steel Corp.	498,979	278,976
	Chung Hwa Food Industrial Co. Ltd.	129,288	303,401
#*	Chung Hwa Pulp Corp.	1,310,405	538,940
	Chunghwa Precision Test Tech Co. Ltd.	50,000	5,598,337
#	Cleanaway Co. Ltd. (8422 TT)	2,180,000	1,912,111
	Clevo Co.	1,450,200	1,767,309
#	CMC Magnetics Corp.	2,455,108	793,240
#	C-Media Electronics, Inc.	124,000	156,113
	Complex Micro Interconnection Co. Ltd.	54,000	64,974
		Shares	Value»
TAIWAN — (Continued)
#	Concord International Securities Co. Ltd.	478,816	$437,147
	Concord Securities Co. Ltd.	1,895,118	1,175,301
#	Continental Holdings Corp.	1,287,320	843,757
#	Contrel Technology Co. Ltd.	480,000	1,602,510
#	Coremax Corp.	266,639	724,165
#	Coretronic Corp.	965,200	2,051,677
#	Co-Tech Development Corp.	624,533	7,951,678
	CS Group Investment Holding Ltd.	304,000	182,406
	CTCI Corp.	1,425,465	1,661,589
	Cub Elecparts, Inc.	15,000	57,434
#	CviLux Corp.	185,334	738,106
	Cyberlink Corp.	53,000	110,241
	CyberPower Systems, Inc.	213,650	1,272,327
#*	CyberTAN Technology, Inc.	972,779	774,941
	Cystech Electronics Corp.	4,646	15,809
#	DA CIN Construction Co. Ltd.	881,368	2,010,883
	Dafeng TV Ltd.	304,870	451,232
	Dah San Electric Wire & Cable Co. Ltd.	145,880	210,499
#	Da-Li Development Co. Ltd.	1,501,581	2,159,081
#	Darfon Electronics Corp.	658,550	558,156
	Darwin Precisions Corp.	490,771	200,097
	Daxin Materials Corp.	179,200	2,549,172
	De Licacy Industrial Co. Ltd.	256,803	81,357
	Depo Auto Parts Ind Co. Ltd.	302,000	1,196,485
*	DER PAO Construction	130,449	0
	DFI, Inc.	8,000	14,364
#	Dimerco Data System Corp.	208,612	618,927
#	Dimerco Express Corp.	453,945	1,119,152
#	D-Link Corp.	1,169,855	517,906
	Donpon Precision, Inc.	96,600	143,125
	Dr. Wu Skincare Co. Ltd.	57,000	179,835
#	Draytek Corp.	145,000	111,571

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Drewloong Precision, Inc.	44,412	$203,453
#	Dynamic Holding Co. Ltd.	745,160	4,210,474
#	Dynapack International Technology Corp.	433,000	5,054,281
	Eastech Holding Ltd.	101,000	245,391
	Eastern Media International Corp.	640,353	410,976
#	ECOVE Environment Corp.	113,000	1,030,887
#	Edimax Technology Co. Ltd.	599,108	278,293
	Edison Opto Corp.	204,749	151,844
#*	Edom Technology Co. Ltd.	732,964	894,193
	eGalax_eMPIA Technology, Inc.	127,777	206,039
#*	Egis Technology, Inc.	85,000	333,405
#	Elan Microelectronics Corp.	898,400	3,898,994
	E-LIFE MALL Corp.	295,000	465,653
	Elite Advanced Laser Corp.	418,226	4,093,347
	Elite Semiconductor Microelectronics Technology, Inc.	8,200	45,160
#	Elitegroup Computer Systems Co. Ltd.	786,254	516,184
#	Emerging Display Technologies Corp.	462,000	334,628
	Ennoconn Corp.	204,938	2,105,075
#	Ennostar, Inc.	1,372,462	3,237,217
	EnTie Commercial Bank Co. Ltd.	1,631,603	704,159
	EOI Investment Holdings Co. Ltd.	220,000	135,681
#*	Epileds Technologies, Inc.	108,000	163,877
	Eson Precision Ind Co. Ltd.	272,000	919,741
#	Eternal Materials Co. Ltd.	2,656,985	6,690,452
	Eurocharm Holdings Co. Ltd.	102,000	537,425
#	Ever Supreme Bio Technology Co. Ltd.	139,225	566,847
*	Everest Textile Co. Ltd.	610,762	134,650
#	Evergreen Aviation Technologies Corp.	171,000	833,714
		Shares	Value»
TAIWAN — (Continued)
	Evergreen International Storage & Transport Corp.	795,000	$1,199,207
#	EVERGREEN Steel Corp.	421,000	1,301,627
#	Everlight Chemical Industrial Corp.	1,420,606	2,589,684
	Everlight Electronics Co. Ltd.	1,212,000	2,732,918
#	Evertop Wire Cable Corp.	197,000	138,573
#	Excelsior Medical Co. Ltd.	469,988	1,059,711
	Far Eastern Department Stores Ltd.	2,910,000	2,044,514
#	Far Eastern International Bank	8,657,051	3,356,723
#	Faraday Technology Corp.	95,000	512,934
	Farglory F T Z Investment Holding Co. Ltd.	445,709	655,214
	Farglory Land Development Co. Ltd.	657,000	1,429,273
#*	Federal Corp.	1,194,238	710,512
	Feedback Technology Corp.	102,222	628,780
	Feng Hsin Steel Co. Ltd.	1,632,100	3,139,934
#	FineTek Co. Ltd.	54,557	173,255
	Firich Enterprises Co. Ltd.	530,514	376,784
#	First Copper Technology Co. Ltd.	111,000	132,670
	First Hotel	606,350	238,147
	First Insurance Co. Ltd.	900,179	743,061
*	First Steamship Co. Ltd.	1,587,612	251,935
	FIT Holding Co. Ltd.	118,456	75,760
#	Fitipower Integrated Technology, Inc.	89,350	433,022
#*	Fittech Co. Ltd.	53,785	261,507
*	FLEXium Interconnect, Inc.	736,087	1,545,221
#	Flytech Technology Co. Ltd.	353,309	1,216,934
	FocalTech Systems Co. Ltd.	29,000	46,484

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Forcecon Tech Co. Ltd.	142,685	$430,298
	Forest Water Environment Engineering Co. Ltd.	45,408	51,882
#	Formosa Advanced Technologies Co. Ltd.	514,000	1,005,897
#	Formosa International Hotels Corp.	152,329	811,392
	Formosa Laboratories, Inc.	213,089	365,324
	Formosa Oilseed Processing Co. Ltd.	246,548	249,645
#	Formosa Optical Technology Co. Ltd.	128,000	395,782
#	Formosa Sumco Technology Corp.	62,000	377,299
	Formosa Taffeta Co. Ltd.	382,000	192,773
#	Formosan Rubber Group, Inc.	644,956	535,497
#	Formosan Union Chemical Corp.	746,733	440,331
	Founding Construction & Development Co. Ltd.	406,623	183,975
#	Foxsemicon Integrated Technology, Inc.	248,027	2,465,198
	Froch Enterprise Co. Ltd.	581,189	293,910
#	FSP Technology, Inc.	543,427	856,726
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	146,000	119,330
#	Fu Hua Innovation Co. Ltd.	1,044,627	458,900
#	Fulgent Sun International Holding Co. Ltd.	453,958	1,118,717
	Fullerton Technology Co. Ltd.	205,600	164,805
#*	Fulltech Fiber Glass Corp.	1,575,312	5,575,129
#	Fusheng Precision Co. Ltd.	256,000	2,039,106
	Fwusow Industry Co. Ltd.	627,943	268,000
		Shares	Value»
TAIWAN — (Continued)
#	G Shank Enterprise Co. Ltd.	478,474	$1,798,331
	Gallant Micro Machining Co. Ltd.	2,000	94,694
#	Gamania Digital Entertainment Co. Ltd.	254,000	317,775
*	GCS Holdings, Inc.	270,959	5,952,679
	GEM Services, Inc.	142,570	418,409
#	Gemtek Technology Corp.	952,219	1,041,920
#	Generalplus Technology, Inc.	174,000	257,029
#	Genesys Logic, Inc.	193,000	614,534
	Genius Electronic Optical Co. Ltd.	151,917	2,468,025
	GeoVision, Inc.	59,725	102,579
	Getac Holdings Corp.	493,360	1,528,858
	GFC Ltd.	229,600	849,487
	Giant Manufacturing Co. Ltd.	28,000	59,922
#*	Giantplus Technology Co. Ltd.	636,900	268,409
*	Gigasolar Materials Corp.	9,400	35,506
#*	Gigastorage Corp.	764,965	747,825
#	Global Brands Manufacture Ltd.	895,061	2,848,117
#	Global Lighting Technologies, Inc.	248,000	295,022
#	Global Mixed Mode Technology, Inc.	222,000	1,776,924
	Global PMX Co. Ltd.	128,000	548,089
	Globe Union Industrial Corp.	203,230	59,631
#	Gloria Material Technology Corp.	1,210,547	1,235,444
	GMI Technology, Inc.	42,573	55,304
	Golden Long Teng Development Co. Ltd.	107,000	87,169
	Goldsun Building Materials Co. Ltd.	2,513,587	2,801,380
	Good Finance Securities Co. Ltd.	17,000	18,044
#	Good Will Instrument Co. Ltd.	238,869	435,708
#	Gordon Auto Body Parts	315,000	282,030
	Grand Fortune Securities Co. Ltd.	878,683	429,217
#*	Grand Pacific Petrochemical	2,415,280	937,938

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Grand Process Technology Corp.	79,000	$7,572,520
	GrandTech CG Systems, Inc.	157,797	218,930
	Grape King Bio Ltd.	408,000	1,450,464
	Great China Metal Industry	483,000	325,544
#	Great Taipei Gas Co. Ltd.	1,444,000	1,346,653
#	Great Tree Pharmacy Co. Ltd.	40,583	99,448
#	Great Wall Enterprise Co. Ltd.	2,215,001	3,737,382
#	Greatek Electronics, Inc.	938,000	2,516,438
#	Green World FinTech Service Co. Ltd.	167,000	253,531
	Group Up Industrial Co. Ltd.	98,000	1,464,804
	GTM Holdings Corp.	431,150	403,145
#	Gudeng Precision Industrial Co. Ltd.	130,094	2,252,910
#	Hannstar Board Corp.	870,277	2,305,070
#*	HannStar Display Corp.	3,921,505	1,014,675
*	HannsTouch Holdings Co.	1,131,782	439,233
#	Hanpin Electron Co. Ltd.	170,000	281,318
#*	Harvatek Corp.	513,949	412,344
#	Hey Song Corp.	1,332,750	1,486,959
	Hi-Clearance, Inc.	100,290	430,600
#	Highlight Tech Corp.	257,024	657,397
	Hi-Lai Foods Co. Ltd.	20,000	98,338
	HIM International Music, Inc.	64,710	172,852
#*	Hitron Technology, Inc.	447,557	431,976
	Hiwin Technologies Corp.	94,000	942,048
	Hiyes International Co. Ltd.	28,667	64,400
	Ho Tung Chemical Corp.	2,214,684	659,514
#	Hocheng Corp.	783,734	434,482
#	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	202,081
#	Holiday Entertainment Co. Ltd.	162,430	284,455
#*	Holtek Semiconductor, Inc.	531,000	913,840
#	Holy Stone Enterprise Co. Ltd.	532,655	3,649,269
		Shares	Value»
TAIWAN — (Continued)
	Hong Pu Real Estate Development Co. Ltd.	533,185	$362,953
#	Hong TAI Electric Industrial	794,000	898,470
	Hong YI Fiber Industry Co.	75,652	27,166
	Horizon Securities Co. Ltd.	1,136,320	512,377
#*	Hota Industrial Manufacturing Co. Ltd.	358,299	590,382
	Hotai Finance Co. Ltd.	86,000	165,954
	Hsin Kuang Steel Co. Ltd.	225,000	288,666
	Hsin Yung Chien Co. Ltd.	157,255	440,566
	Hsing TA Cement Co.	488,162	238,272
#*	HTC Corp.	1,553,000	1,990,266
#	Hu Lane Associate, Inc.	270,931	923,551
	HUA ENG Wire & Cable Co. Ltd.	1,109,565	1,157,700
#	Huaku Development Co. Ltd.	909,196	3,621,351
	Huang Hsiang Construction Corp.	231,922	274,906
#	Hung Ching Development & Construction Co. Ltd.	598,000	648,865
#	Hung Sheng Construction Ltd.	765,251	460,784
	Huxen Corp.	119,244	170,818
#	Hwa Fong Rubber Industrial Co. Ltd.	717,812	326,022
#	Hwacom Systems, Inc.	234,000	415,612
#	Hwang Chang General Contractor Co. Ltd.	527,303	783,017
#	IBF Financial Holdings Co. Ltd.	9,211,827	4,224,117
#	Ichia Technologies, Inc.	673,000	1,524,050
	I-Chiun Precision Industry Co. Ltd.	129,000	1,116,822
#	IEI Integration Corp.	290,832	638,235
#	Infortrend Technology, Inc.	695,163	892,073
	Info-Tek Corp.	203,000	215,651
#	Ingentec Corp.	61,009	973,723

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Innodisk Corp.	236,022	$9,565,813
#	Inpaq Technology Co. Ltd.	291,524	705,345
#	Insyde Software Corp.	107,400	1,073,288
	Intai Technology Corp.	112,400	352,639
#	Integrated Service Technology, Inc.	243,091	1,549,784
#*	IntelliEPI, Inc.	13,000	335,319
	Interactive Digital Technologies, Inc.	36,000	96,753
#*	International CSRC Investment Holdings Co.	849,363	288,968
#	Iron Force Industrial Co. Ltd.	60,786	168,716
	I-Sheng Electric Wire & Cable Co. Ltd.	482,000	727,502
	ITE Technology, Inc.	446,095	1,763,403
#	ITEQ Corp.	689,040	5,984,302
#	Jarllytec Co. Ltd.	168,100	548,478
	Jean Co. Ltd.	41,029	23,688
#	Jetwell Computer Co. Ltd.	17,920	98,261
	Jiin Yeeh Ding Enterprise Co. Ltd.	149,200	403,336
#	Johnson Health Tech Co. Ltd.	158,000	612,660
#	JPC connectivity, Inc.	269,925	1,786,997
#	JPP Holding Co. Ltd.	21,001	231,712
#	K Laser Technology, Inc.	351,000	187,825
#	Kaimei Electronic Corp.	269,183	734,915
	Kaori Heat Treatment Co. Ltd.	225,197	9,205,939
	Kedge Construction Co. Ltd.	44,663	119,237
#	KEE TAI Properties Co. Ltd.	895,885	276,413
#	Kenda Rubber Industrial Co. Ltd.	883,155	482,433
#	Kerry TJ Logistics Co. Ltd.	732,000	698,867
	Keystone Microtech Corp.	48,000	3,303,996
#	KHGEARS International Ltd.	50,000	285,403
#	Kindom Development Co. Ltd.	1,327,590	1,237,506
		Shares	Value»
TAIWAN — (Continued)
	King Chou Marine Technology Co. Ltd.	168,920	$251,714
#	King Polytechnic Engineering Co. Ltd.	111,300	173,579
#*	King's Town Construction Co. Ltd.	333,074	387,513
#	Kinik Co.	306,000	5,333,636
#*	Kinko Optical Co. Ltd.	344,103	692,104
#	Kinpo Electronics	3,476,157	3,072,710
	Kinsus Interconnect Technology Corp.	248,118	4,215,129
#	KMC Kuei Meng International, Inc.	110,253	282,076
#	KNH Enterprise Co. Ltd.	358,020	160,943
#	KS Terminals, Inc.	389,482	679,657
	Kung Long Batteries Industrial Co. Ltd.	244,000	948,648
#*	Kung Sing Engineering Corp.	1,126,290	404,898
#	Kuo Toong International Co. Ltd.	662,648	1,060,971
#*	Kuo Yang Construction Co. Ltd.	459,899	257,846
	Kwong Fong Industries Corp.	313,691	113,112
	Kwong Lung Enterprise Co. Ltd.	308,000	460,085
	L&K Engineering Co. Ltd.	151,580	3,269,668
	La Kaffa International Co. Ltd.	17,701	36,618
*	LAN FA Textile	680,933	251,909
#	Lanner Electronics, Inc.	295,650	755,125
#	Laser Tek Taiwan Co. Ltd.	240,128	496,610
*	Lealea Enterprise Co. Ltd.	1,621,967	313,525
	LEE CHI Enterprises Co. Ltd.	388,000	128,337
#	Lelon Electronics Corp.	317,327	1,796,834
#	Lemtech Holdings Co. Ltd.	91,407	238,393
	Leo Systems, Inc.	76,000	79,023
*	Leofoo Development Co. Ltd.	130,278	68,573

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Li Peng Enterprise Co. Ltd.	1,378,897	$218,119
#	Lian HWA Food Corp.	408,294	1,121,841
#	Lingsen Precision Industries Ltd.	1,105,506	1,050,277
#	Lintes Technology Co. Ltd.	12,573	160,146
#	Lion Travel Service Co. Ltd.	142,000	714,062
#	Liton Technology Corp.	106,000	212,545
*	Long Bon International Co. Ltd.	393,274	165,349
	Long Da Construction & Development Corp.	119,000	122,442
*	Longchen Paper & Packaging Co. Ltd.	1,614,637	462,398
	Longwell Co.	396,000	3,658,951
	Loop Telecommunication International, Inc.	35,000	67,159
#	Lotus Pharmaceutical Co. Ltd.	49,000	343,781
	Lucky Cement Corp.	540,000	248,265
#	Lumax International Corp. Ltd.	303,832	1,111,872
#*	Lung Yen Life Service Corp.	300,000	419,106
	Lungteh Shipbuilding Co. Ltd.	100,800	437,105
	Macauto Industrial Co. Ltd.	22,000	37,368
*	Macronix International Co. Ltd.	4,341,000	21,695,937
#	Marketech International Corp.	227,000	2,773,353
#	Materials Analysis Technology, Inc.	164,928	1,741,757
	Maxigen Biotech, Inc.	48,600	59,844
#	Mayer Steel Pipe Corp.	621,080	435,001
	Maywufa Co. Ltd.	69,322	47,394
#*	Mechema Chemicals International Corp.	67,000	178,934
#*	Megaforce Co. Ltd.	107,000	104,789
	Meiloon Industrial Co.	263,184	174,884
#	Mercuries & Associates Holding Ltd.	1,697,367	736,965
*	Mercuries Life Insurance Co. Ltd.	4,102,511	999,385
		Shares	Value»
TAIWAN — (Continued)
#	Merry Electronics Co. Ltd.	426,801	$1,170,307
#	METAAGE Corp.	81,000	118,088
#	Mildef Crete, Inc.	183,000	609,556
#	Mitac Holdings Corp.	2,023,909	5,304,220
*	Mobiletron Electronics Co. Ltd.	51,800	53,575
#*	MOSA Industrial Corp.	166,170	96,397
	Mosel Vitelic, Inc.	32,000	34,667
#	Motech Industries, Inc.	253,000	220,762
	MPI Corp.	39,000	6,261,986
#	MSSCORPS Co. Ltd.	101,534	2,764,539
	Nak Sealing Technologies Corp.	173,954	643,068
#	Namchow Holdings Co. Ltd.	565,000	626,973
	Nan Juen International Co. Ltd.	2,000	44,151
	Nan Kang Rubber Tire Co. Ltd.	112,135	118,673
#	Nan Pao Resins Chemical Co. Ltd.	71,000	808,478
	Nang Kuang Pharmaceutical Co. Ltd.	122,000	128,766
#	Nantex Industry Co. Ltd.	927,606	784,945
#	National Aerospace Fasteners Corp.	81,892	302,874
#	National Petroleum Co. Ltd.	227,824	406,831
#	Netronix, Inc.	209,000	584,669
*	New Asia Construction & Development Corp.	265,000	113,854
	New Best Wire Industrial Co. Ltd.	168,600	153,439
#*	Newmax Technology Co. Ltd.	99,000	86,720
#	Nichidenbo Corp.	604,417	1,855,769
	Nidec Chaun-Choung Technology Corp.	110,000	558,725
#	Niko Semiconductor Co. Ltd.	279,175	499,408
#	Nishoku Technology, Inc.	132,400	503,059
	Nova Technology Corp.	84,000	610,633
#	Nuvoton Technology Corp.	170,000	804,769
#	O-Bank Co. Ltd.	2,657,071	847,394

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ocean Plastics Co. Ltd.	764,200	$733,434
#	Optimax Technology Corp.	86,000	77,706
#	Orient Semiconductor Electronics Ltd.	1,061,599	1,872,678
#*	Oriental Union Chemical Corp.	284,267	117,019
	O-TA Precision Industry Co. Ltd.	216,227	469,443
	Pacific Construction Co.	768,921	215,713
#	Pacific Hospital Supply Co. Ltd.	255,209	640,052
#	Paiho Shih Holdings Corp.	528,738	282,142
#	Pan German Universal Motors Ltd.	31,000	208,390
#	Pan Jit International, Inc.	948,486	3,068,627
#	Pan-International Industrial Corp.	1,267,747	2,010,895
#	Panion & BF Biotech, Inc.	94,449	203,807
#	Parade Technologies Ltd.	51,000	941,911
#	Parpro Corp.	208,000	409,512
	PCL Technologies, Inc.	196,400	1,383,600
#	P-Duke Technology Co. Ltd.	214,633	808,386
	Pegavision Corp.	10,913	96,946
	Phoenix Silicon International Corp.	370,293	2,934,828
#	Phoenix Tours International, Inc.	120,120	193,680
*	Phytohealth Corp.	41,000	15,956
#	Pixart Imaging, Inc.	442,150	2,953,418
#	Planet Technology Corp.	160,000	706,520
	Plastron Precision Co. Ltd.	68,460	30,965
	Podak Co. Ltd.	36,000	49,217
#	Polytronics Technology Corp.	157,124	366,778
#	Posiflex Technology, Inc.	118,457	694,925
#	Power Wind Health Industry, Inc.	110,314	519,375
		Shares	Value»
TAIWAN — (Continued)
*	Powerchip Semiconductor Manufacturing Corp.	101,000	$171,235
	Poya International Co. Ltd.	154,855	2,804,584
#	President Securities Corp.	3,057,112	3,463,086
#	Primax Electronics Ltd.	1,199,000	2,786,398
#	Prince Housing & Development Corp.	2,054,644	519,624
	Pro Hawk Corp.	50,000	279,010
#	Promate Electronic Co. Ltd.	746,390	1,135,250
	Prosperity Dielectrics Co. Ltd.	312,559	862,965
#	PSS Co. Ltd.	28,000	128,568
#	QST International Corp.	110,099	158,447
#	Qualipoly Chemical Corp.	273,048	1,621,769
	Quang Viet Enterprise Co. Ltd.	36,231	64,003
#	Quanta Storage, Inc.	548,000	1,466,396
#*	Quintain Steel Co. Ltd.	902,039	246,396
#	Radiant Opto-Electronics Corp.	285,000	902,324
#	Radium Life Tech Co. Ltd.	1,296,794	425,409
#	Rafael Microelectronics, Inc.	27,821	214,511
#	Raydium Semiconductor Corp.	55,000	410,648
#	Rechi Precision Co. Ltd.	805,181	583,891
	Rexon Industrial Corp. Ltd.	58,000	40,379
	Rich Development Co. Ltd.	524,137	121,704
*	Ritek Corp.	1,508,867	596,720
#	Ruentex Engineering & Construction Co.	326,227	1,616,303
	Ruentex Industries Ltd.	193,000	272,876
#	Sakura Development Co. Ltd.	558,195	722,454
#	Sampo Corp.	1,267,861	916,402

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	San Fang Chemical Industry Co. Ltd.	654,647	$658,103
#	San Fu Chemical Co. Ltd.	73,000	346,951
#	San Shing Fastech Corp.	363,875	664,217
#	Sanyang Motor Co. Ltd.	422,000	740,433
	Savior Lifetec Corp.	576,000	345,205
	Scientech Corp.	159,000	4,053,630
#	ScinoPharm Taiwan Ltd.	296,000	190,204
	SciVision Biotech, Inc.	33,000	60,519
#	SDI Corp.	398,000	1,942,767
	Sea Sonic Electronics Co. Ltd.	70,000	143,513
	Senao International Co. Ltd.	300,541	280,689
#	Senao Networks, Inc.	72,207	247,642
#	Sercomm Corp.	818,000	1,988,224
#	Sesoda Corp.	616,803	817,414
	Sharehope Medicine Co. Ltd.	211,755	144,320
	Sheng Yu Steel Co. Ltd.	228,980	146,323
#	ShenMao Technology, Inc.	332,891	1,156,811
#	Shieh Yih Machinery Industry Co. Ltd.	205,000	202,787
#	Shih Her Technologies, Inc.	162,880	1,024,768
*	Shih Wei Navigation Co. Ltd.	143,842	69,191
	Shin Hai Gas Corp.	1,245	1,937
#	Shin Ruenn Development Co. Ltd.	229,523	290,495
#	Shin Zu Shing Co. Ltd.	519,942	3,425,756
#*	Shining Building Business Co. Ltd.	715,814	187,617
#	Shinkong Insurance Co. Ltd.	666,131	2,796,416
	Shinkong Synthetic Fibers Corp.	3,978,395	2,127,814
#	Shinkong Textile Co. Ltd.	764,542	1,553,973
	Shiny Chemical Industrial Co. Ltd.	458,360	2,435,647
#*	Shuttle, Inc.	978,152	467,314
		Shares	Value»
TAIWAN — (Continued)
#	Sigurd Microelectronics Corp.	1,421,907	$8,204,159
	Silergy Corp.	54,000	739,034
#	Silicon Integrated Systems Corp.	838,400	1,390,104
*	Silicon Optronics, Inc.	15,000	30,786
	Sincere Navigation Corp.	737,139	812,975
	Sinmag Equipment Corp.	158,056	614,566
	Sino-American Silicon Products, Inc.	341,000	1,476,468
#	Sinon Corp.	1,334,510	1,779,192
	SinoPac Financial Holdings Co. Ltd.	506,017	495,827
	Sinphar Pharmaceutical Co. Ltd.	316,469	314,842
	Sinyi Realty, Inc.	751,660	475,391
	Sitronix Technology Corp.	351,879	2,580,240
#	Siward Crystal Technology Co. Ltd.	491,000	620,029
	Sixxon Tech Co. Ltd.	3,000	17,562
	Soft-World International Corp.	234,000	720,859
	Solar Applied Materials Technology Corp.	1,527,372	8,111,125
#	Solteam, Inc.	233,607	333,130
#	Sonix Technology Co. Ltd.	319,000	426,006
	Southeast Cement Co. Ltd.	579,700	283,024
#	Speed Tech Corp.	353,383	409,445
	Sporton International, Inc.	246,231	1,732,042
#	Sports Gear Co. Ltd.	71,000	176,039
	St. Shine Optical Co. Ltd.	23,000	75,711
#	Standard Chemical & Pharmaceutical Co. Ltd.	281,571	543,714
#	Standard Foods Corp.	421,000	385,092
#	Stark Technology, Inc.	329,688	1,492,450
*	Starlux Airlines Co. Ltd.	237,000	151,571
	Sun Max Tech Ltd.	17,805	32,299
*	Sun Yad Construction Co. Ltd.	183,329	64,277

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Sunko INK Co. Ltd.	50,400	$38,889
#	SunMax Biotechnology Co. Ltd.	96,000	1,179,107
	Sunny Friend Environmental Technology Co. Ltd.	36,998	87,600
#	Sunonwealth Electric Machine Industry Co. Ltd.	667,392	3,092,237
#	Sunplus Innovation Technology, Inc.	33,880	177,121
#*	Sunplus Technology Co. Ltd.	1,577,000	1,215,862
#	Sunrex Technology Corp.	308,612	396,618
	Sunspring Metal Corp.	93,069	61,343
	Superalloy Industrial Co. Ltd.	18,000	23,663
#	Supreme Electronics Co. Ltd.	1,646,184	4,325,444
	Swancor Holding Co. Ltd.	108,000	402,431
	Sweeten Real Estate Development Co. Ltd.	826,504	599,738
#	Symtek Automation Asia Co. Ltd.	188,646	1,064,737
#	Syncmold Enterprise Corp.	294,750	834,566
#	Synmosa Biopharma Corp.	770,304	751,810
	Syscom Computer Engineering Co.	54,000	91,993
#	Systex Corp.	475,388	1,817,372
	T3EX Global Holdings Corp.	243,000	514,606
	Ta Ya Electric Wire & Cable	1,756,020	1,799,870
	Tah Hsin Industrial Corp.	216,092	425,680
	TA-I Technology Co. Ltd.	377,788	823,883
#	Tai Tung Communication Co. Ltd.	300,582	184,945
#	Taichung Commercial Bank Co. Ltd.	7,989,408	5,009,598
	TaiDoc Technology Corp.	185,470	734,362
		Shares	Value»
TAIWAN — (Continued)
	Taiflex Scientific Co. Ltd.	659,564	$2,880,046
	Taimide Tech, Inc.	316,262	1,059,555
#	Tainan Enterprises Co. Ltd.	238,370	160,627
#	Tainan Spinning Co. Ltd.	3,551,044	1,422,120
#	Tai-Saw Technology Co. Ltd.	218,120	299,089
#	TaiSol Electronics Co. Ltd.	129,000	306,087
	Taisun Enterprise Co. Ltd.	322,648	193,659
#	Taita Chemical Co. Ltd.	838,828	551,505
	TAI-TECH Advanced Electronics Co. Ltd.	147,000	782,183
	Taiwan Chinsan Electronic Industrial Co. Ltd.	226,113	425,582
#	Taiwan Cogeneration Corp.	1,180,845	1,655,543
#	Taiwan FamilyMart Co. Ltd.	45,000	269,339
#	Taiwan Fertilizer Co. Ltd.	567,000	910,906
	Taiwan Fire & Marine Insurance Co. Ltd.	672,936	1,114,708
#	Taiwan FU Hsing Industrial Co. Ltd.	460,000	639,834
*	Taiwan Glass Industry Corp.	1,870,000	4,045,414
	Taiwan Hon Chuan Enterprise Co. Ltd.	890,159	3,147,215
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	619,738	786,030
††	Taiwan Land Development Corp.	2,845,991	45,136
	Taiwan Line Tek Electronic	148,510	99,708
#*	Taiwan Mask Corp.	246,043	368,853
	Taiwan Navigation Co. Ltd.	730,777	679,304
#	Taiwan Paiho Ltd.	841,287	1,180,502
	Taiwan PCB Techvest Co. Ltd.	578,238	666,192
#	Taiwan Sakura Corp.	697,803	1,836,137
#	Taiwan Sanyo Electric Co. Ltd.	426,400	428,566
	Taiwan Secom Co. Ltd.	299,000	1,067,782

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Semiconductor Co. Ltd.	665,000	$1,348,473
#	Taiwan Shin Kong Security Co. Ltd.	1,226,577	1,559,196
	Taiwan Steel Union Co. Ltd.	20,000	67,983
#*	Taiwan Styrene Monomer	970,209	290,955
#	Taiwan Surface Mounting Technology Corp.	847,388	4,541,571
#	Taiwan Taxi Co. Ltd.	85,888	486,127
#*	Taiwan TEA Corp.	1,282,897	457,862
	Taiwan Union Technology Corp.	30,000	988,615
#*	Taiwan-Asia Semiconductor Corp.	1,077,804	1,302,748
	Taiyen Biotech Co. Ltd.	383,883	385,844
#	Tatung Co. Ltd.	1,238,000	1,187,532
*	TBI Motion Technology Co. Ltd.	60,000	131,159
	TCI Co. Ltd.	234,746	883,462
	Te Chang Construction Co. Ltd.	258,206	579,026
	Tehmag Foods Corp.	116,380	1,005,088
	Ten Ren Tea Co. Ltd.	134,980	122,561
#	Test Research, Inc.	489,820	5,374,247
	Test Rite International Co. Ltd.	417,495	272,368
#	Thinking Electronic Industrial Co. Ltd.	222,204	1,241,042
	Thye Ming Industrial Co. Ltd.	253,266	547,581
	Tofu Restaurant Co. Ltd.	4,000	23,409
#	Ton Yi Industrial Corp.	2,240,644	1,243,426
#	Tong Hsing Electronic Industries Ltd.	412,681	2,278,764
#	Tong Yang Industry Co. Ltd.	1,038,741	2,470,397
#	Tong-Tai Machine & Tool Co. Ltd.	471,892	554,227
	Top Union Electronics Corp.	223,147	197,104
#	Topco Scientific Co. Ltd.	494,356	6,417,137
	Topco Technologies Corp.	104,720	381,202
		Shares	Value»
TAIWAN — (Continued)
#	Topkey Corp.	222,000	$1,049,943
#	Topoint Technology Co. Ltd.	435,689	5,682,286
#	TPK Holding Co. Ltd.	714,000	1,375,892
	Trade-Van Information Services Co.	255,000	742,024
	Transcend Information, Inc.	335,000	2,724,404
	Transcom, Inc.	115,023	481,240
	Trusval Technology Co. Ltd.	67,221	577,911
	TSC Auto ID Technology Co. Ltd.	104,296	620,883
#	TSRC Corp.	191,200	119,077
	Ttet Union Corp.	153,000	718,192
#	TTFB Co. Ltd.	53,400	278,616
#	TTY Biopharm Co. Ltd.	461,979	1,084,322
*	Tul Corp.	38,000	67,533
	Tung Ho Steel Enterprise Corp.	1,527,630	3,148,446
#	TURVO International Co. Ltd.	98,922	951,343
#	TXC Corp.	898,053	4,364,890
#	TYC Brother Industrial Co. Ltd.	454,980	447,826
*	Tycoons Group Enterprise	569,779	146,479
#	Tyntek Corp.	1,029,039	1,898,276
	U-BEST Innovative Technology Co. Ltd.	127,000	60,376
	Ubright Optronics Corp.	20,000	47,145
#	UDE Corp.	251,000	1,083,389
	Ultra Chip, Inc.	8,000	12,223
	U-Ming Marine Transport Corp.	1,358,000	2,607,728
#	Unic Technology Corp.	134,000	134,970
	Union Bank of Taiwan	8,701,501	5,501,561
	Union Insurance Co. Ltd.	45,000	42,962
	Unitech Computer Co. Ltd.	341,804	495,862
#	Unitech Printed Circuit Board Corp.	1,985,519	3,683,870
	United Alloy-Tech Co.	10,161	23,801
	United Integrated Services Co. Ltd.	133,951	4,086,609
	United Orthopedic Corp.	223,935	700,883

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	United Radiant Technology	140,000	$99,179
*	United Renewable Energy Co. Ltd.	1,331,437	673,942
	Univacco Technology, Inc.	125,000	194,982
#	Universal Cement Corp.	1,556,341	1,400,006
#	Universal Microwave Technology, Inc.	57,000	2,835,986
	UPC Technology Corp.	1,971,124	692,849
#	Userjoy Technology Co. Ltd.	204,367	460,364
#	USI Corp.	1,812,156	823,637
*	Usun Technology Co. Ltd.	14,000	39,312
	Utechzone Co. Ltd.	181,000	1,405,933
#	UVAT Technology Co. Ltd.	59,000	163,646
	Value Valves Co. Ltd.	27,000	67,699
	Ve Wong Corp.	556,696	768,309
#	Ventec International Group Co. Ltd.	27,000	188,930
	VIA Labs, Inc.	6,000	16,138
#	Via Technologies, Inc.	41,000	102,925
	Visco Vision, Inc.	71,000	509,668
#	Visual Photonics Epitaxy Co. Ltd.	517,772	5,768,283
	Vizionfocus, Inc.	3,000	17,873
	VSO Electronics Co. Ltd.	6,000	25,492
#*	Wafer Works Corp.	1,255,443	1,619,599
#	Waffer Technology Corp.	333,821	461,574
#	Wah Hong Industrial Corp.	122,021	259,068
#	Wah Lee Industrial Corp.	556,300	2,347,718
#	Walsin Technology Corp.	583,000	2,468,137
#	Walton Advanced Engineering, Inc.	719,197	1,046,032
	WAN HWA Enterprise Co.	374,238	125,486
*	We & Win Development Co. Ltd.	84,000	27,075
#	Wei Chuan Foods Corp.	523,000	206,588
#	Weikeng Industrial Co. Ltd.	1,269,459	1,443,299
#	Well Shin Technology Co. Ltd.	291,000	432,327
		Shares	Value»
TAIWAN — (Continued)
	Welldone Co.	15,000	$24,733
	Weltrend Semiconductor	26,000	60,247
#	Wholetech System Hitech Ltd.	170,000	705,197
	Win Semiconductors Corp.	155,000	2,684,057
#	Winmate, Inc.	125,000	625,944
#	Winstek Semiconductor Co. Ltd.	234,000	1,261,247
*††	Wintek Corp.	5,447,000	0
	WinWay Technology Co. Ltd.	31,000	10,423,675
	Wisdom Marine Lines Co. Ltd.	1,181,241	2,679,520
#	Wiselink Co. Ltd.	349,462	999,160
	WITS Corp.	87,901	335,002
#	WNC Corp.	586,184	4,035,683
#	Wonderful Hi-Tech Co. Ltd.	299,000	667,493
#	Wowprime Corp.	225,400	1,617,222
#	WUS Printed Circuit Co. Ltd.	529,737	1,922,181
	XAC Automation Corp.	40,000	34,619
#	XinTec, Inc.	336,000	2,176,428
#	Xxentria Technology Materials Corp.	348,160	469,489
	Yankey Engineering Co. Ltd.	95,222	1,918,570
#	YC INOX Co. Ltd.	1,111,699	749,805
#	Yea Shin International Development Co. Ltd.	850,753	698,834
#	Yem Chio Co. Ltd.	965,188	404,002
#	Yen Sun Technology Corp.	126,000	211,077
*	Yeong Guan Energy Technology Group Co. Ltd.	86,000	15,037
#	YFY, Inc.	1,709,212	1,276,527
#	Yi Jinn Industrial Co. Ltd.	702,748	321,436
#*	Yieh Phui Enterprise Co. Ltd.	3,354,424	1,482,160
#	Young Fast Optoelectronics Co. Ltd.	276,872	488,281
#*	Young Optics, Inc.	50,000	100,615
#	Youngtek Electronics Corp.	254,666	740,938
#	Yuanta Futures Co. Ltd.	371,200	1,166,748

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yuen Foong Yu Consumer Products Co. Ltd.	76,000	$94,942
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	599,560
#	Yungshin Construction & Development Co. Ltd.	338,000	514,005
#	YungShin Global Holding Corp.	748,015	1,312,022
#	Zeng Hsing Industrial Co. Ltd.	135,726	395,709
#	Zenitron Corp.	635,000	1,390,275
#	Zero One Technology Co. Ltd.	448,226	1,454,980
#*	Zig Sheng Industrial Co. Ltd.	824,732	212,515
	ZillTek Technology Corp.	33,000	302,731
	Zippy Technology Corp.	409,948	710,917
#	Zyxel Group Corp.	859,225	961,185
TOTAL TAIWAN			819,947,552
THAILAND — (0.8%)
	AAPICO Hitech PCL (AH/F TB)	274,332	112,042
	AAPICO Hitech PCL (AH-R TB), NVDR	3,870	1,581
	Advanced Information Technology PCL, Class F	2,237,800	324,301
	AEON Thana Sinsap Thailand PCL	11,600	33,728
	Allianz Ayudhya Capital PCL	89,200	105,421
	Amata Corp. PCL	1,968,410	1,249,080
#	AP Thailand PCL	4,215,816	1,115,276
*	Asia Aviation PCL, NVDR	800,700	26,084
	Asia Plus Group Holdings PCL	3,206,900	202,531
	Asian Sea Corp. PCL	222,200	48,704
	Aurora Design PCL	329,300	143,304
	B Grimm Power PCL	688,799	273,669
	Bangkok Airways PCL	570,900	236,866
#	Bangkok Chain Hospital PCL	201,400	57,515
		Shares	Value»
THAILAND — (Continued)
	Bangkok Commercial Asset Management PCL	2,255,700	$513,396
	Bangkok Land PCL	2,868,699	37,936
	Bangkok Life Assurance PCL, NVDR	182,300	111,454
	BCPG PCL	251,100	54,456
	Betagro PCL	455,800	314,778
	BKI Holdings PCL	180,681	1,804,873
*	BTS Group Holdings PCL	2,100,300	134,381
	Cal-Comp Electronics Thailand PCL, Class F	3,305,852	621,237
#	Chularat Hospital PCL	3,078,900	135,103
	CK Power PCL	645,400	46,021
	Cotto F	2,521,400	14,696
	Dhipaya Group Holdings PCL	898,000	572,610
	Ditto Thailand PCL	170,200	56,578
#	Dohome PCL	625,975	64,795
	Don Muang Tollway PCL	335,100	114,074
	Dynasty Ceramic PCL	12,722,400	483,675
	Eastern Polymer Group PCL	130,000	14,165
	Eastern Water Resources Development & Management PCL, Class F	464,700	43,621
	Ekachai Medical Care PCL	317,321	50,196
#*	Energy Absolute PCL	4,791,700	390,188
#	Erawan Group PCL	2,458,500	178,331
	Exotic Food PCL	205,700	85,740
#	Forth Corp. PCL	436,900	124,078
	Forth Smart Service PCL	504,751	104,068
	GFPT PCL	1,453,500	409,311
#	Gunkul Engineering PCL	3,574,399	321,211
	Haad Thip PCL	456,400	211,427
#	Hana Microelectronics PCL	611,400	624,213
	Heng Leasing & Capital PCL	1,410,500	37,347
	ICC International PCL	351,989	264,247
#	Ichitan Group PCL	1,418,000	544,067
#	IRPC PCL	9,982,700	651,959
	IT City PCL	152,900	19,700

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*††	ITV PLC	2,785,600	$0
#	Jaymart Group Holdings PCL	157,400	34,200
#	JMT Network Services PCL	445,400	134,407
	Karmarts PCL	303,252	70,811
#	KCE Electronics PCL	802,300	774,331
	KGI Securities Thailand PCL	502,000	61,958
	Khon Kaen Sugar Industry PCL	484,056	23,776
	Klinique Medical Clinic PCL	41,900	33,788
	Lalin Property PCL	212,500	28,809
	Lanna Resources PCL	71,600	32,072
	LH Financial Group PCL	2,582,139	89,453
	Loxley PCL	1,522,176	60,632
	Major Cineplex Group PCL	264,000	54,259
	MBK PCL	1,138,655	595,141
	MC Group PCL	786,100	267,899
	MCS Steel PCL	646,400	160,744
	Mega Lifesciences PCL	499,300	548,485
#	MK Restaurants Group PCL	89,100	51,979
#	Moshi Moshi Retail Corp. PLC	99,700	109,548
	Muang Thai Insurance PCL	311,680	143,422
	Netbay PCL	115,526	58,252
#	Northeast Rubber PCL	732,712	105,366
#	Plan B Media PCL	1,385,656	184,132
	Polyplex Thailand PCL	993,050	298,378
	Praram 9 Hospital PCL	694,500	345,598
#	Precious Shipping PCL	865,631	180,393
#	Prima Marine PCL	1,655,666	452,298
*	Property Perfect PCL	4,441,846	5,456
*	PSG Corp. PCL	256,470	23,446
	PTG Energy PCL	2,485,400	623,044
	Quality Houses PCL	17,027,326	706,387
#	Ratchthani Leasing PCL	6,020,099	317,687
#	Regional Container Lines PCL	690,200	650,412
	Rojana Industrial Park PCL	1,182,054	169,578
	Sabina PCL	95,800	44,630
		Shares	Value»
THAILAND — (Continued)
	Saha Pathana Inter-Holding PCL	1,005,000	$1,462,340
	Saha-Union PCL	551,000	456,090
	Samart Corp. PCL	828,900	132,462
#	Sansiri PCL	27,817,510	1,197,144
#	Sappe PCL	336,900	305,937
#	SC Asset Corp. PCL	4,669,015	286,545
#	Siam Global House PCL	622,532	127,580
#	Siamgas & Petrochemicals PCL	2,078,300	541,800
*	Singer Thailand PCL	48,300	8,105
	SiS Distribution Thailand PCL	20,200	14,334
#	SISB PCL	99,700	30,923
*	SKY ICT PCL	37,800	13,840
#	Somboon Advance Technology PCL	516,237	232,959
	SPCG PCL	109,600	29,774
#	Sri Trang Agro-Industry PCL	744,949	407,038
#	Sri Trang Gloves Thailand PCL	958,200	302,264
	Srivichai Vejvivat PCL	630,409	165,718
	Star Petroleum Refining PCL	707,600	159,951
#	Supalai PCL	862,600	429,398
	TAC Consumer PCL	934,731	153,694
	Thai Stanley Electric PCL (STANLY/F TB), Class F	132,800	843,525
	Thai Vegetable Oil PCL	976,882	740,442
	Thai Wacoal PCL	66,300	34,300
*	Thaicom PCL	64,200	22,870
	Thaifoods Group PCL	152,100	46,637
	Thoresen Thai Agencies PCL	1,419,778	216,969
	Tipco Asphalt PCL (TASCO/F TB)	1,064,174	441,400
	TIPCO Foods PCL	250,482	49,269
	TKS Technologies PCL	103,343	19,829
	TOA Paint Thailand PCL	317,200	126,551
	TPI Polene Power PCL	1,672,382	98,708
	TTW PCL	2,326,300	659,858
	United Paper PCL	490,800	110,574
	Univanich Palm Oil PCL	1,335,500	602,884
††	Vinythai PCL	16,237	1,141

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Xspring Capital PCL	5,438,800	$73,482
TOTAL THAILAND			31,071,140
TURKEY — (0.9%)
*	Adese Gayrimenkul Yatirim AS	1,743,935	41,858
	Afyon Cimento Sanayi TAS	34,215	10,237
	Agesa Hayat ve Emeklilik AS	52,014	277,891
*	Agrotech Yueksek Teknoloji VE Yatirim AS	274,189	18,676
*	Ahes Gayrimenkul Yatirim Ortakligi AS	120,965	49,111
	Akcansa Cimento AS	79,426	375,877
*	Akfen Yenilenebilir Enerji AS	338,489	166,989
	Aksa Akrilik Kimya Sanayii AS	2,890,208	677,860
*	Aksigorta AS	1,088,258	168,501
#	Alarko Holding AS	166,380	352,904
	Albaraka Turk Katilim Bankasi AS	3,563,686	662,752
	Alfa Solar Enerji Sanayi VE Ticaret AS	15,537	14,208
*	Alkim Alkali Kimya AS	353,084	157,004
*	Altinay Savunma Teknolojileri AS	149,277	52,870
*	Alves Kablo Sanayi Ve Ticaret AS	1,680,810	121,046
	Anadolu Anonim Turk Sigorta Sirketi	976,380	624,493
	Anadolu Hayat Emeklilik AS	115,116	282,661
	ARD Grup Bilisim Teknolojileri AS	319,909	357,288
*	Arsan Holding AS	494,654	38,176
*	Aydem Yenilenebilir Enerji AS	97,467	62,547
	Aygaz AS	58,967	375,651
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	77,492	87,429
*	Baticim Bati Anadolu Cimento Sanayii AS	3,013,711	415,059
*	Bera Holding AS	1,768,542	667,928
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	207,027	68,790
		Shares	Value»
TURKEY — (Continued)
*	BMS Birlesik Metal Sanayi VE Ticaret AS	87,055	$173,666
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	58,516	109,433
	Bursa Cimento Fabrikasi AS	410,877	55,729
*	Can2 Termik AS	12,247,631	484,608
	Celebi Hava Servisi AS	1,988	78,446
*	Cemas Dokum Sanayi AS	316,621	33,440
#	Cimsa Cimento Sanayi VE Ticaret AS	596,889	762,509
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	599,361	487,423
*	DAP Gayrimenkul Gelistirme AS	66,543	15,519
*	Dardanel Onentas Gida Sanayi AS	853,056	41,914
*	Deva Holding AS	41,478	60,695
	Dogan Sirketler Grubu Holding AS	1,542,826	776,539
	Dogu Aras Enerji Yatirimlari AS	43,841	101,375
	Dogus Otomotiv Servis ve Ticaret AS	129,700	518,227
	Ebebek Magazacilik AS	17,360	27,649
	Eczacibasi Yatirim Holding Ortakligi AS	15,021	124,751
#	EGE Endustri VE Ticaret AS	1,934	271,669
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	90,381	171,342
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	178,746
*	Europen Endustri Insaat Sanayi VE Ticaret AS	905,580	110,667
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	226,187	262,726

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Formet Metal ve Cam Sanayi AS	465,193	$28,339
	Galata Wind Enerji AS	94,782	63,454
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	595,568	122,226
	Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	75,761	147,082
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	112,525	124,378
	Global Yatirim Holding AS	4,413,302	1,493,778
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	174,472	83,297
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	27,135	219,664
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	328,451	145,165
*	GSD Holding AS	1,298,985	151,677
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	16,769	110,856
*	Hektas Ticaret TAS	2,787,218	212,206
*	Hitit Bilgisayar Hizmetleri AS	48,627	45,572
*	IC Enterra Yenilenebilir Enerji AS	369,996	91,333
*	Ihlas Holding AS	483,947	24,032
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1,235,458	278,487
*	Is Finansal Kiralama AS	721,188	319,423
	Is Yatirim Menkul Degerler AS	117,868	110,434
	Isik Plastik Sanayi Ve Dis Ticaret Pazarlama AS	466,735	216,550
*	Izdemir Enerji Elektrik Uretim AS	1,170,630	277,298
*	Izmir Demir Celik Sanayi AS	227,980	35,502
		Shares	Value»
TURKEY — (Continued)
*	Izmir Firca Sanayi ve Ticaret AS	253,368	$384,628
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	389,179	293,947
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	120,932	245,007
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	59,672	46,757
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	1,128,335	964,603
*	Karsan Otomotiv Sanayii Ve Ticaret AS	519,201	132,620
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	4,713,960	299,754
*	Kayseri Seker Fabrikasi AS	1,279,912	134,287
*	Kimteks Poliuretan Sanayi VE Ticaret AS	32,140	14,677
*	Kirac Galvaniz Telekominikasyon Metal Makine Insaat Elektrik Sanayi VE TicaretAS	5,209	12,255
*	Koza Polyester Sanayi VE Ticaret AS	762,517	100,113
	Kuzey Boru AS	268,662	159,972
*	LDR Turizm AS	528,541	1,383,425
	Lila Kagit Sanayi ve Ticaret AS	99,667	77,295
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	97,865	80,888
	Logo Yazilim Sanayi Ve Ticaret AS	148,657	473,145
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	164,085	54,941
*	Marmara Holding AS	2	0

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Marmaris Altinyunus Turistik Tesisler AS	1,261	$31,433
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,089,986	1,046,635
*	Mega Metal Sanayi VE Ticaret AS	73,453	132,144
*	MIA Teknoloji AS	146,016	129,192
*Ω	MLP Saglik Hizmetleri AS	121,190	1,193,009
*	Mogan Enerji Yatirim Holding AS	397,056	127,876
	Naturelgaz Sanayi ve Ticaret AS	353,282	97,774
*	NET Holding AS	504,913	428,930
	Nuh Cimento Sanayi AS	117,923	646,788
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	2,268,878	344,762
*	Orge Enerji Elektrik Taahhut AS	94,329	178,682
*	Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat	83,760	30,229
*	Parsan Makina Parcalari Sanayii AS	38,908	71,788
	Penta Teknoloji Urunleri Dagitim Ticaret AS	58,693	18,589
*	Polisan Holding AS	100,204	47,106
*	Qua Granite Hayal	331,412	27,251
*	Reysas Tasimacilik ve Lojistik Ticaret AS	2,555,065	1,130,939
*	Safkar Ege Sogutmacilik Klima Soguk Hava Tesisleri Ihracat Ithalat Sanayi Ve Ticaret AS	154,778	83,376
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	3,018,674	1,767,937
	SDT Uzay VE Savunma Teknolojileri AS	24,907	121,129
	Sekerbank Turk AS	1,683,553	457,373
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	266,990	613,184
		Shares	Value»
TURKEY — (Continued)
*	Sok Marketler Ticaret AS	390,585	$440,656
	Suwen Tekstil Sanayi Pazarlama AS	367,893	70,001
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	31,179	17,290
*	Tatlipinar Enerji Uretim AS	75,920	21,432
#	Tekfen Holding AS	376,404	1,186,055
*	Trust Anadolu Metal Madencilik Isletmeleri AS	470,545	1,237,340
*	Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A	213,098	432,681
*	Tukas Gida Sanayi ve Ticaret AS	4,020,107	228,018
*	Tumosan Motor ve Traktor Sanayi AS	15,813	35,598
	Turcas Holding AS	94,048	95,992
	Turkiye Sinai Kalkinma Bankasi AS	2,288,283	587,906
	Ulker Biskuvi Sanayi AS	291,883	800,945
*	Vakif Finansal Kiralama AS	1,828,850	74,122
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	299,602	290,517
*	Yayla Agro Gida Sanayi VE Nakliyat AS	249,455	64,549
*	YEO Teknoloji Enerji VE Endustri AS	67,175	82,944
*	Yesil Yapi Endustrisi AS	472,927	14,175
*	Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS	110,074	58,996
	Yunsa Yunlu Sanayi VE Ticare AS	3	1
*	Zorlu Enerji Elektrik Uretim AS	779,454	52,790
TOTAL TURKEY			34,652,080
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Islamic Bank PJSC	923,787	5,516,306

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Hotels	6,255,941	$630,731
	Abu Dhabi National Insurance Co. PSC	113,777	239,199
*	Abu Dhabi Ports Co. PJSC	758,721	897,227
	Abu Dhabi Ship Building Co. PJSC	185,795	376,406
	ADNOC Logistics & Services	345,266	551,600
	Agility Global PLC	2,749,030	1,122,560
	Agthia Group PJSC	470,149	477,195
	Air Arabia PJSC	6,492,326	8,749,035
	Ajman Bank PJSC	3,601,522	1,410,347
	Alef Education Holding PLC	215,658	57,621
	Amanat Holdings PJSC	3,333,761	1,161,231
	Americana Restaurants International PLC - Foreign Co.	2,112,870	1,144,323
*	Amlak Finance PJSC	1,681,363	861,139
*	Apex Investment Co. PSC	2,132,939	1,868,157
*	Bank of Sharjah	1,036,918	350,053
	Burjeel Holdings PLC	290,555	83,283
	Dana Gas PJSC	10,993,103	2,693,312
	Deyaar Development PJSC	4,393,484	982,937
	Dubai Financial Market PJSC	4,033,703	1,568,769
	Dubai Investments PJSC	4,562,336	5,039,931
	E7 Group PJSC	60,133	17,232
	Emaar Development PJSC	395,774	1,572,435
	Emirates Central Cooling Systems Corp.	1,778,580	751,141
*	EMSTEEL Building Materials PJSC	1,795,563	537,382
*	Eshraq Investments PJSC	1,792,114	196,309
	Fertiglobe PLC	747,752	761,411
*	Gulf Navigation Holding PJSC	1,089,050	803,497
*	Gulf Pharmaceutical Industries PSC	281,608	79,681
*	Manazel PJSC	948,302	63,597
	National Central Cooling Co. PJSC	755,754	558,879
	NMDC Group PJSC	59,777	311,809
	Palms Sports PrJSC	9,960	18,824
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Parkin Co. PJSC	273,017	$387,207
*	Phoenix Group PLC	53,866	11,103
*	Presight AI Holding PLC	724,029	618,031
	Pure Health Holding PJSC	431,650	250,349
*	RAK Properties PJSC	3,941,291	1,148,925
	Ras Al Khaimah Ceramics PJSC	678,407	447,607
	Sharjah Islamic Bank	1,558,619	1,255,723
*	Shuaa Capital PSC	859,064	47,861
	Taaleem Holdings PJSC	67,763	60,370
	TECOM Group PJSC	336,524	309,183
*	Two Point Zero Group PJSC	4,562,427	2,543,455
*	Union Properties PJSC	6,736,585	1,331,339
TOTAL UNITED ARAB EMIRATES			49,864,712
TOTAL COMMON STOCKS			3,880,447,989
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
	Alpargatas SA, 14.933%	8,100	19,662
	Banco ABC Brasil SA, 10.346%	215,455	1,090,372
Ω	Banco BMG SA, 8.258%	314,776	340,089
	Banco do Estado do Rio Grande do Sul SA, 10.262%	507,370	1,600,452
	Banco Pine SA, 5.698%	18,245	52,947
	Centrais Eletricas de Santa Catarina SA, 6.643%	59,700	1,850,509
	Cia de Ferro Ligas da Bahia FERBASA, 9.489%	572,904	889,703
	Cia De Sanena Do Parana, 5.068%	2,714,791	4,320,156
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	121,744	524,661
	Eucatex SA Industria e Comercio, 5.237%	78,843	342,006

The Emerging Markets Small Cap Series
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Isa Energia Brasil SA, 6.271%	455,278	$2,713,206
Marcopolo SA, 15.762%	2,132,584	2,790,732
Randoncorp SA, 0.880%	456,587	489,615
Schulz SA, 12.223%	370,405	389,719
Unipar Carbocloro SA, 16.248%	77,517	980,586
* Usinas Siderurgicas de Minas Gerais SA Usiminas	624,480	1,045,466
TOTAL BRAZIL		19,439,881
CHILE — (0.0%)
Coca-Cola Embonor SA Class B, 3.934%	95,554	178,766
Embotelladora Andina SA, 1.442%	27,215	126,861
TOTAL CHILE		305,627
COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 3.516%	191,921	42,461
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	343,339	182,830
TOTAL PREFERRED STOCKS		19,970,799
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
* Parque Arauco SA Rights 06/02/2026	128,500	0
		Shares	Value»

MALAYSIA — (0.0%)
*	Lianson Fleet Group Bhd. Warrants 02/03/2031	21,150	$1,491
TAIWAN — (0.0%)
*	Ability Opto-Electronics Technology Co. Ltd. Rights	6,311	3,187
*	Taiwan Cogeneration Corp. Rights 05/11/2026	129,358	47,645
*	Wafer Works Corp. Rights	35,019	13,594
TOTAL TAIWAN			64,426
THAILAND — (0.0%)
*	Better World Green PCL Warrants	4,053,005	0
UNITED ARAB EMIRATES — (0.0%)
*	Sharjah Islamic Bank Rights 05/08/2026	519,539	56,719
TOTAL RIGHTS/WARRANTS			122,636
TOTAL INVESTMENT SECURITIES (Cost $2,003,064,120)			3,900,541,424

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	5,072,381	58,662,092
TOTAL INVESTMENTS — (100.0%)
(Cost $2,061,729,687)			$3,959,203,516
As of April 30, 2026, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	80	06/18/26	$28,672,740	$28,975,000	$302,260
Total Futures Contracts			$28,672,740	$28,975,000	$302,260

The Emerging Markets Small Cap Series
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $174,803,087 or 4.5% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$118,406,438	—	—	$118,406,438
Chile	31,573,847	$1,138,175	—	32,712,022
China	31,111,518	1,013,524,317	$717,792	1,045,353,627
Colombia	2,248,624	949,252	—	3,197,876
Greece	—	35,062,805	—	35,062,805
Hong Kong	—	222,357	—	222,357
Hungary	—	7,413,470	—	7,413,470
India	7,418	631,444,002	—	631,451,420
Indonesia	—	49,707,227	78,609	49,785,836
Kuwait	—	25,412,293	190,129	25,602,422
Malaysia	—	54,477,833	48	54,477,881
Mexico	105,989,853	6,243,035	—	112,232,888
Philippines	—	24,905,548	11,795	24,917,343
Poland	68,252	71,566,066	—	71,634,318
Qatar	—	26,561,337	—	26,561,337
Saudi Arabia	13,675	88,298,761	—	88,312,436
South Africa	14,257,420	100,040,314	—	114,297,734
South Korea	—	502,817,894	452,401	503,270,295
Taiwan	—	819,902,416	45,136	819,947,552
Thailand	166,868	30,903,131	1,141	31,071,140
Turkey	—	34,652,080	—	34,652,080
United Arab Emirates	—	49,864,712	—	49,864,712
Preferred Stocks
Brazil	19,439,881	—	—	19,439,881
Chile	126,861	178,766	—	305,627
Colombia	42,461	—	—	42,461
Philippines	—	182,830	—	182,830
Rights/Warrants
Chile	—	—	—	—
Malaysia	—	1,491	—	1,491
Taiwan	—	64,426	—	64,426
Thailand	—	—	—	—
United Arab Emirates	—	56,719	—	56,719
Securities Lending Collateral	—	58,662,092	—	58,662,092
Total Investments in Securities	$323,453,116	$3,634,253,349	$1,497,051˂˃	$3,959,203,516
Financial Instruments
Assets
Futures Contracts**	302,260	—	—	302,260
Total Financial Instruments	$302,260	—	—	$302,260
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $475,978,141, $361,612,391, $268,169,292 and $39,619,316 of securities on loan, respectively)	$18,020,175,952	$3,685,656,691	$1,728,989,177	$1,744,483,605
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $357,668,667, $40,948,980, $32,393,434 and $36,082,454, respectively)	357,668,667	40,948,980	32,389,253	36,080,359
Segregated Cash for Futures Contracts	11,506,284	—	—	—
Foreign Currencies at Value	17,943,800	258,953	11,123,814	124,208
Cash	179,171,756	4,646,326	4,162,403	4,218,673
Receivables:
Investment Securities Sold	16,014,788	11,987,374	3,194,772	182,895
Dividends, Interest and Tax Reclaims	177,086,671	44,520,920	1,644,158	16,094,266
Securities Lending Income	476,470	447,707	316,987	56,233
Futures Variation Margin	1,818,481	—	—	—
Unrealized Gain on Foreign Currency Contracts	17,573	—	—	—
Prepaid Expenses and Other Assets	1,448	313	153	166
Total Assets	18,781,881,890	3,788,467,264	1,781,820,717	1,801,240,405
LIABILITIES:
Payables:
Upon Return of Securities Loaned	357,685,772	41,022,897	32,407,174	36,087,906
Investment Securities Purchased	4,472,805	4,683,241	6,461,166	—
Due to Advisor	2,982,012	304,342	140,513	143,550
Due to Directors'/Trustees'	280,026	67,735	31,216	39,339
Due to CCO	2,020	414	191	195
Unrealized Loss on Foreign Currency Contracts	17,679	9,113	89,321	467
Accrued Expenses and Other Liabilities	209,814	104,954	66,553	47,824
Total Liabilities	365,650,128	46,192,696	39,196,134	36,319,281
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$18,416,231,762	$3,742,274,568	$1,742,624,583	$1,764,921,124
Investment Securities at Cost	$9,587,401,489	$2,225,214,532	$1,347,492,923	$1,296,461,857
Foreign Currencies at Cost	$17,340,574	$257,443	$11,073,245	$123,427

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $763,069,245, $257,190,030, $439,792,146 and $629,782,656 of securities on loan, respectively)	$6,521,041,671	$2,333,516,165	$8,002,796,840	$3,900,541,424
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $582,443,409, $204,928,769, $134,969,521 and $58,665,567, respectively)	582,361,578	204,907,130	134,969,521	58,662,092
Cash Collateral from Securities on Loan	149,003,122	23,330,517	—	—
Segregated Cash for Futures Contracts	—	—	3,980,161	1,929,775
Foreign Currencies at Value	13,284,452	573,761	44,975,361	19,952,895
Cash	23,230,820	2,515,997	39,467,624	3,260,675
Receivables:
Investment Securities Sold	822,649	333,110	10,026,524	17,032,711
Dividends, Interest and Tax Reclaims	64,056,391	1,078,673	9,143,249	7,878,006
Securities Lending Income	809,447	67,438	820,962	2,400,584
Futures Variation Margin	—	—	629,062	304,979
Unrealized Gain on Foreign Currency Contracts	21,176	—	3,518	11,352
Prepaid Expenses and Other Assets	549	177	591	367
Total Assets	7,354,631,855	2,566,322,968	8,246,813,413	4,011,974,860
LIABILITIES:
Payables:
Upon Return of Securities Loaned	731,563,545	228,333,037	135,033,932	58,655,058
Investment Securities Purchased	6,866,696	—	4,215,005	—
Due to Advisor	533,661	188,522	632,989	631,399
Due to Directors'/Trustees'	84,115	22,982	113,092	87,669
Due to CCO	722	256	857	429
Unrealized Loss on Foreign Currency Contracts	—	—	13,660	12,582
Deferred Taxes Payable	—	—	73,328,286	54,115,165
Accrued Expenses and Other Liabilities	27,605	23,050	392,853	463,250
Total Liabilities	739,076,344	228,567,847	213,730,674	113,965,552
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$6,615,555,511	$2,337,755,121	$8,033,082,739	$3,898,009,308
Investment Securities at Cost	$3,901,981,957	$1,250,013,539	$3,077,132,249	$2,003,064,120
Foreign Currencies at Cost	$13,249,394	$572,600	$45,042,285	$19,965,209

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	The DFA International Value Series	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $26,335,539, $5,660,331, $305,226 and $1,657,298, respectively)	$281,650,772	$50,057,859	$20,654,252	$25,771,089
Dividend Income from Affiliates	7,912,449	1,030,352	544,921	580,771
Income from Securities Lending, Net	2,120,705	1,974,566	1,782,265	293,275
Total Investment Income	291,683,926	53,062,777	22,981,438	26,645,135
Expenses
Investment Management Fees	16,954,644	1,768,895	838,359	879,840
Accounting Fees	171,881	40,807	19,463	21,792
Custodian Fees	397,812	156,857	110,074	46,220
Shareholders' Reports	12,241	8,771	9,561	8,423
Trustees' Fees and Expenses	70,427	15,059	7,093	7,693
CCO Fees	4,858	1,008	476	501
Professional Fees	87,927	18,064	8,527	9,353
Other	94,238	21,745	10,373	11,573
Total Expenses	17,794,028	2,031,206	1,003,926	985,395
Net Expenses	17,794,028	2,031,206	1,003,926	985,395
Net Investment Income (Loss)	273,889,898	51,031,571	21,977,512	25,659,740
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	213,482,367	128,969,734	46,757,529	(19,966,096)
Affiliated Investment Companies Shares Sold	(87,888)	(13,981)	(1,645)	(2,988)
Futures	610,613	(13,451)	—	9,502
Foreign Currency Transactions	(1,466,460)	(1,548,254)	(100,699)	197,929
In-Kind Redemptions	145,898,546	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,403,668,317	366,452,081	44,417,730	105,313,935
Affiliated Investment Companies Shares	—	—	(4,181)	(2,095)
Futures	12,380,461	—	—	—
Translation of Foreign Currency-Denominated Amounts	4,257,693	2,026,443	(116,638)	295,772
Net Realized and Unrealized Gain (Loss)	2,778,743,649	495,872,572	90,952,096	85,845,959
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,052,633,547	$546,904,143	$112,929,608	$111,505,699
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	The Continental Small Company Series	The Canadian Small Company Series	The Emerging Markets Series	The Emerging Markets Small Cap Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $9,581,368, $3,327,578, $8,211,272 and $4,869,142, respectively)	$61,614,353	$16,837,762	$59,673,171	$29,972,864
Dividend Income from Affiliates	8,606,946	3,383,427	2,508,455	1,181,250
Income from Securities Lending, Net	2,883,213	479,968	3,779,995	12,105,908
Total Investment Income	73,104,512	20,701,157	65,961,621	43,260,022
Expenses
Investment Management Fees	3,081,386	1,066,086	3,510,306	3,820,995
Accounting Fees	70,821	18,714	70,426	50,129
Custodian Fees	246,551	27,052	1,114,774	960,164
Shareholders' Reports	10,511	8,381	10,404	10,146
Trustees' Fees and Expenses	26,551	8,363	28,609	17,121
CCO Fees	1,764	610	1,996	1,085
Professional Fees	40,406	9,851	66,238	72,438
Other	38,972	10,798	37,839	36,869
Total Expenses	3,516,962	1,149,855	4,840,592	4,968,947
Net Expenses	3,516,962	1,149,855	4,840,592	4,968,947
Net Investment Income (Loss)	69,587,550	19,551,302	61,121,029	38,291,075
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	62,065,044	148,198,704	(46,259,122)[1]	114,658,370 [1]
Affiliated Investment Companies Shares Sold	(15,178)	(9,037)	(17,462)	(6,407)
Futures	—	(593,409)	3,279,190	1,704,809
Foreign Currency Transactions	633,631	(9,436)	(326,682)	(552,966)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	428,543,174	308,063,634	1,248,618,778 [2]	206,090,869 [2]
Affiliated Investment Companies Shares	(81,831)	(25,393)	—	(3,475)
Futures	—	—	711,900	(690,689)
Translation of Foreign Currency-Denominated Amounts	1,046,428	1,309	50,239	119,516
Net Realized and Unrealized Gain (Loss)	492,191,268	455,626,372	1,206,056,841	321,320,027
Net Increase (Decrease) in Net Assets Resulting from Operations	$561,778,818	$475,177,674	$1,267,177,870	$359,611,102
[1]Net of foreign capital gain taxes withheld of:	$—	$—	$1,471,195	$5,499,396
[2]Including foreign capital gain taxes of:	$—	$—	$9,372,714	$12,384,835
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

	The DFA International Value Series		The Japanese Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$273,889,898	$515,677,020	$51,031,571	$87,538,684
Net Realized Gain (Loss) on:
Investment Securities Sold	213,482,367	35,125,577	128,969,734	21,500,202
Affiliated Investment Companies Shares Sold	(87,888)	8,950	(13,981)	(2,363)
Futures	610,613	15,033,725	(13,451)	155,421
Foreign Currency Transactions	(1,466,460)	1,630,634	(1,548,254)	317,313
In-Kind Redemptions	145,898,546	138,875,860	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,403,668,317	3,179,347,274	366,452,081	614,204,568
Affiliated Investment Companies Shares	—	(6,153)	—	(1,722)
Futures	12,380,461	3,894,966	—	89,984
Translation of Foreign Currency-Denominated Amounts	4,257,693	3,717,347	2,026,443	671,412
Net Increase (Decrease) in Net Assets Resulting from Operations	3,052,633,547	3,893,305,200	546,904,143	724,473,000
Transactions in Interest:
Contributions	683,064,946	861,189,844	77,516,601	33,374,166
Withdrawals	(950,288,087)	(1,593,308,395)	(210,214,559)	(400,799,403)
Net Increase (Decrease) from Transactions in Interest	(267,223,141)	(732,118,551)	(132,697,958)	(367,425,237)
Total Increase (Decrease) in Net Assets	2,785,410,406	3,161,186,649	414,206,185	357,046,000
Net Assets
Beginning of Period	15,630,821,356	12,469,634,707	3,328,068,383	2,971,020,121
End of Period	$18,416,231,762	$15,630,821,356	$3,742,274,568	$3,328,068,383
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,977,512	$54,342,842	$25,659,740	$65,163,697
Net Realized Gain (Loss) on:
Investment Securities Sold	46,757,529	(76,662,967)	(19,966,096)	(1,827,485)
Affiliated Investment Companies Shares Sold	(1,645)	2,259	(2,988)	930
Futures	—	(77,503)	9,502	(102,012)
Foreign Currency Transactions	(100,699)	(237,526)	197,929	(112,257)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	44,417,730	347,914,459	105,313,935	124,561,889
Affiliated Investment Companies Shares	(4,181)	(330)	(2,095)	(107)
Futures	—	29,541	—	36,554
Translation of Foreign Currency-Denominated Amounts	(116,638)	3,744	295,772	(19,688)
Net Increase (Decrease) in Net Assets Resulting from Operations	112,929,608	325,314,519	111,505,699	187,701,521
Transactions in Interest:
Contributions	7,792,614	20,179,032	1,043,561	177,505,882
Withdrawals	(6,203,572)	(91,175,245)	(82,163,417)	(183,898,362)
Net Increase (Decrease) from Transactions in Interest	1,589,042	(70,996,213)	(81,119,856)	(6,392,480)
Total Increase (Decrease) in Net Assets	114,518,650	254,318,306	30,385,843	181,309,041
Net Assets
Beginning of Period	1,628,105,933	1,373,787,627	1,734,535,281	1,553,226,240
End of Period	$1,742,624,583	$1,628,105,933	$1,764,921,124	$1,734,535,281
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

	The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$69,587,550	$166,963,037	$19,551,302	$34,691,984
Net Realized Gain (Loss) on:
Investment Securities Sold	62,065,044	(64,119,618)	148,198,704	78,608,737
Affiliated Investment Companies Shares Sold	(15,178)	30,983	(9,037)	10,002
Futures	—	(2,144,348)	(593,409)	171,838
Foreign Currency Transactions	633,631	1,202,580	(9,436)	(129,793)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	428,543,174	1,123,808,415	308,063,634	468,226,191
Affiliated Investment Companies Shares	(81,831)	(4,273)	(25,393)	2,260
Translation of Foreign Currency-Denominated Amounts	1,046,428	2,701,156	1,309	20,038
Net Increase (Decrease) in Net Assets Resulting from Operations	561,778,818	1,228,437,932	475,177,674	581,601,257
Transactions in Interest:
Contributions	182,994,168	160,395,900	1,273,421	98,331,133
Withdrawals	(8,197,024)	(1,262,628,315)	(45,387,856)	(160,001,031)
Net Increase (Decrease) from Transactions in Interest	174,797,144	(1,102,232,415)	(44,114,435)	(61,669,898)
Total Increase (Decrease) in Net Assets	736,575,962	126,205,517	431,063,239	519,931,359
Net Assets
Beginning of Period	5,878,979,549	5,752,774,032	1,906,691,882	1,386,760,523
End of Period	$6,615,555,511	$5,878,979,549	$2,337,755,121	$1,906,691,882
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$61,121,029	$144,453,467	$38,291,075	$106,046,597
Net Realized Gain (Loss) on:
Investment Securities Sold	(46,259,122)	34,905,923	114,658,370	(178,851,285)
Affiliated Investment Companies Shares Sold	(17,462)	13,613	(6,407)	4,058
Futures	3,279,190	6,380,340	1,704,809	3,600,245
Foreign Currency Transactions	(326,682)	(460,222)	(552,966)	(630,288)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,248,618,778	1,242,072,551	206,090,869	632,191,107
Affiliated Investment Companies Shares	—	(596)	(3,475)	(203)
Futures	711,900	1,043,913	(690,689)	936,272
Translation of Foreign Currency-Denominated Amounts	50,239	264,354	119,516	184,375
Net Increase (Decrease) in Net Assets Resulting from Operations	1,267,177,870	1,428,673,343	359,611,102	563,480,878
Transactions in Interest:
Contributions	563,457,347	256,134,345	27,509,427	37,925,645
Withdrawals	(236,155,289)	(581,429,310)	(413,268,438)	(504,036,701)
Net Increase (Decrease) from Transactions in Interest	327,302,058	(325,294,965)	(385,759,011)	(466,111,056)
Total Increase (Decrease) in Net Assets	1,594,479,928	1,103,378,378	(26,147,909)	97,369,822
Net Assets
Beginning of Period	6,438,602,811	5,335,224,433	3,924,157,217	3,826,787,395
End of Period	$8,033,082,739	$6,438,602,811	$3,898,009,308	$3,924,157,217
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The DFA International Value Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	19.82%(B)	32.09%	21.98%	17.00%	(13.82%)	51.09%
Net Assets, End of Period (thousands)	$18,416,232	$15,630,821	$12,469,635	$11,441,773	$10,527,133	$12,297,493
Ratio of Expenses to Average Net Assets	0.21%(D)	0.21%	0.22%	0.21%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%(D)	0.21%	0.22%	0.21%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.23%(D)	3.75%	3.83%	4.34%	4.36%	3.50%
Portfolio Turnover Rate	3%(B)	13%	13%	13%	15%	9%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	16.80%(B)	26.70%	15.91%	18.71%	(23.60%)	13.08%
Net Assets, End of Period (thousands)	$3,742,275	$3,328,068	$2,971,020	$2,821,173	$2,520,343	$3,416,144
Ratio of Expenses to Average Net Assets	0.11%(D)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%(D)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.88%(D)	2.86%	2.64%	2.63%	2.56%	2.11%
Portfolio Turnover Rate	12%(B)	14%	14%	9%	11%	11%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	6.95%(B)	25.20%	22.46%	0.60%	(26.65%)	38.31%
Net Assets, End of Period (thousands)	$1,742,625	$1,628,106	$1,373,788	$1,202,141	$1,194,021	$1,822,967
Ratio of Expenses to Average Net Assets	0.12%(D)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%(D)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.62%(D)	3.93%	3.73%	4.37%	4.23%	3.42%
Portfolio Turnover Rate	13%(B)	21%	23%	17%	19%	19%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The United Kingdom Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	6.28%(B)	13.63%	32.13%	9.20%	(33.34%)	51.93%
Net Assets, End of Period (thousands)	$1,764,921	$1,734,535	$1,553,226	$1,251,913	$1,167,847	$1,897,276
Ratio of Expenses to Average Net Assets	0.11%(D)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%(D)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.92%(D)	4.17%	3.70%	3.88%	4.07%	2.27%
Portfolio Turnover Rate	7%(B)	19%	20%	9%	14%	12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Continental Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	9.49%(B)	26.40%	24.06%	11.76%	(29.07%)	51.24%
Net Assets, End of Period (thousands)	$6,615,556	$5,878,980	$5,752,774	$4,641,713	$4,346,563	$6,539,105
Ratio of Expenses to Average Net Assets	0.11%(D)	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%(D)	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.26%(D)	3.06%	3.10%	3.14%	2.85%	2.11%
Portfolio Turnover Rate	10%(B)	10%	16%	11%	11%	17%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	25.33%(B)	44.52%	28.42%	3.53%	(12.52%)	59.72%
Net Assets, End of Period (thousands)	$2,337,755	$1,906,692	$1,386,761	$1,177,399	$1,215,060	$1,451,408
Ratio of Expenses to Average Net Assets	0.11%(D)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%(D)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.83%(D)	2.36%	2.52%	2.47%	3.00%	1.90%
Portfolio Turnover Rate	13%(B)	17%	18%	17%	15%	27%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Emerging Markets Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	18.97%(B)	28.06%	23.68%	13.27%	(25.79%)	22.22%
Net Assets, End of Period (thousands)	$8,033,083	$6,438,603	$5,335,224	$4,378,995	$3,992,428	$6,309,330
Ratio of Expenses to Average Net Assets	0.14%(D)	0.15%	0.15%	0.14%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14%(D)	0.15%	0.15%	0.15%	0.16%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.74%(D)	2.61%	2.74%	3.32%	3.26%	2.42%
Portfolio Turnover Rate	6%(B)	10%	15%	14%	10%	19%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	9.91%(B)	16.78%	20.85%	15.47%	(22.31%)	36.03%
Net Assets, End of Period (thousands)	$3,898,009	$3,924,157	$3,826,787	$3,814,439	$3,520,919	$5,128,719
Ratio of Expenses to Average Net Assets	0.26%(D)	0.26%	0.27%	0.25%	0.26%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.26%(D)	0.26%	0.27%	0.26%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.00%(D)	2.90%	2.69%	2.93%	2.91%	2.47%
Portfolio Turnover Rate	5%(B)	11%	13%	19%	12%	16%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational series, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational series are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
OTC derivative contracts, which include forward currency contracts,  do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Series, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core

Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
4. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method.
The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
5. Other: Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Series. For the six months ended April 30, 2026, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Fees Paid to Officers and Trustees:
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2026, the total related amounts paid by the Trust to the CCO were $26,162.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
The DFA International Value Series	$202,518
The Japanese Small Company Series	50,648
The Asia Pacific Small Company Series	23,417
The United Kingdom Small Company Series	30,583
The Continental Small Company Series	53,571
The Canadian Small Company Series	14,530
The Emerging Markets Series	81,813
The Emerging Markets Small Cap Series	67,343

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities, were as follows:
	Other Investment Securities
	Purchases	Sales
The DFA International Value Series	$616,443,588	$486,070,313
The Japanese Small Company Series	418,533,179	514,018,544
The Asia Pacific Small Company Series	255,438,511	221,413,985
The United Kingdom Small Company Series	131,660,262	163,958,635
The Continental Small Company Series	816,795,573	591,794,990
The Canadian Small Company Series	315,647,197	289,754,806
The Emerging Markets Series	782,856,954	418,310,358
The Emerging Markets Small Cap Series	199,279,708	542,272,877
There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$233,994,358	$2,366,789,673	$2,243,027,476	$(87,888)	—	$357,668,667	30,926,819	$7,912,449	—
Total	$233,994,358	$2,366,789,673	$2,243,027,476	$(87,888)	—	$357,668,667		$7,912,449	—
The Japanese Small Company Series
The DFA Short Term Investment Fund	$40,458,089	$195,996,601	$195,491,729	$(13,981)	—	$40,948,980	3,540,768	$1,030,352	—
Total	$40,458,089	$195,996,601	$195,491,729	$(13,981)	—	$40,948,980		$1,030,352	—
The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$30,607,431	$52,575,061	$50,787,413	$(1,645)	$(4,181)	$32,389,253	2,800,627	$544,921	—
Total	$30,607,431	$52,575,061	$50,787,413	$(1,645)	$(4,181)	$32,389,253		$544,921	—
The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$23,766,763	$96,064,207	$83,745,528	$(2,988)	$(2,095)	$36,080,359	3,119,789	$580,771	—
Total	$23,766,763	$96,064,207	$83,745,528	$(2,988)	$(2,095)	$36,080,359		$580,771	—
The Continental Small Company Series
The DFA Short Term Investment Fund	$295,722,017	$658,298,480	$371,561,910	$(15,178)	$(81,831)	$582,361,578	50,355,519	$8,606,946	—
Total	$295,722,017	$658,298,480	$371,561,910	$(15,178)	$(81,831)	$582,361,578		$8,606,946	—
The Canadian Small Company Series
The DFA Short Term Investment Fund	$170,733,348	$363,141,713	$328,933,501	$(9,037)	$(25,393)	$204,907,130	17,717,867	$3,383,427	—
Total	$170,733,348	$363,141,713	$328,933,501	$(9,037)	$(25,393)	$204,907,130		$3,383,427	—
The Emerging Markets Series
The DFA Short Term Investment Fund	$73,764,784	$667,999,879	$606,777,680	$(17,462)	—	$134,969,521	11,670,516	$2,508,455	—
Total	$73,764,784	$667,999,879	$606,777,680	$(17,462)	—	$134,969,521		$2,508,455	—

	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$69,919,235	$104,918,687	$116,165,948	$(6,407)	$(3,475)	$58,662,092	5,072,381	$1,181,250	—
Total	$69,919,235	$104,918,687	$116,165,948	$(6,407)	$(3,475)	$58,662,092		$1,181,250	—
F. Federal Income Taxes:
No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners. Accordingly, as a pass-through entity, the Series pays no income dividends or capital gain distributions.
As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$10,275,342,889	$8,537,846,724	$(105,732,892)	$8,432,113,832
The Japanese Small Company Series	2,398,292,303	1,487,874,275	(27,432,116)	1,460,442,159
The Asia Pacific Small Company Series	1,437,110,887	527,013,588	(146,740,573)	380,273,015
The United Kingdom Small Company Series	1,360,927,190	582,019,837	(134,000,183)	448,019,654
The Continental Small Company Series	4,568,259,589	2,839,335,321	(224,121,256)	2,615,214,065
The Canadian Small Company Series	1,491,690,661	1,131,052,436	(47,571,449)	1,083,480,987
The Emerging Markets Series	3,365,891,651	4,982,004,095	(57,863,754)	4,924,140,341
The Emerging Markets Small Cap Series	2,264,532,088	2,018,788,723	(122,412,483)	1,896,376,240
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Series recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Series' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom's (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series' investments.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Series.
2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
Futures*
The DFA International Value Series	$172,749,591
The Emerging Markets Series	55,779,060
The Emerging Markets Small Cap Series	31,034,763

*	Average Notional Value of futures contracts.

The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Equity Contracts (1)
The DFA International Value Series	$15,437,148	$15,437,148
The Emerging Markets Series	2,198,439	2,198,439
The Emerging Markets Small Cap Series	302,260	302,260

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Variation Margin.
The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$610,613	$610,613
The Japanese Small Company Series	(13,451)	(13,451)
The United Kingdom Small Company Series	9,502	9,502
The Canadian Small Company Series	(593,409)	(593,409)
The Emerging Markets Series	3,279,190	3,279,190
The Emerging Markets Small Cap Series	1,704,809	1,704,809

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$12,380,461	$12,380,461
The Emerging Markets Series	711,900	711,900
The Emerging Markets Small Cap Series	(690,689)	(690,689)

(1)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
For the six months ended April 30, 2026, borrowings by the following Series under the lines of credit were as follows:
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2026
The Emerging Markets Small Cap Series	4.39%	$11,070,933	6	$8,100	$18,767,000	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that the Series' available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
For the six months ended April 30, 2026, activity by the Series under the interfund lending program was as follows:
	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2026
The Emerging Markets Small Cap Series	Borrower	4.02%	$24,925,800	1	$2,783	$24,925,800	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026 that the Series utilized the interfund lending program.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2026, if any, were executed by the Series pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board.

For the six months ended April 30, 2026, cross trades by the Series under Rule 17a-7 were as follows:
Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$104,320,411	$45,217,058	$7,587,310
The Japanese Small Company Series	68,304,815	91,088,129	6,507,154
The Asia Pacific Small Company Series	42,866,597	77,339,619	14,794,638
The United Kingdom Small Company Series	23,580,318	65,503,078	(21,603,965)
The Continental Small Company Series	98,087,609	127,778,570	(38,860,032)
The Canadian Small Company Series	34,061,815	78,933,654	19,255,159
The Emerging Markets Series	916,880	4,676,831	(2,621,975)
The Emerging Markets Small Cap Series	182,206	1,453,431	111,798
J. Securities Lending:
As of April 30, 2026, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows:
Non-Cash Collateral Market Value
The DFA International Value Series	$136,999,939
The Japanese Small Company Series	345,519,719
The Asia Pacific Small Company Series	250,462,664
The United Kingdom Small Company Series	8,690,442
The Continental Small Company Series	71,451,601
The Canadian Small Company Series	40,540,769
The Emerging Markets Series	325,885,927
The Emerging Markets Small Cap Series	604,534,123

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.
In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the six months ended April 30, 2026, the realized net gains (losses) on in-kind redemptions as follows:
The DFA International Value Series	$145,898,546

M. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Trust's Co-Chief Executive Officers and the Chief Financial Officer act as the Series' chief operating decision maker ("CODM"). The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole. The Series’ long-term strategic asset allocation is executed by its portfolio management team and guided by the Series’ investment objective and principal investment strategies, as described in the Series’ registration statement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series' and the Trust's financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. ReFlow Redemption Service:
The Series may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days,  determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Series and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Series’ registration statement. If the Series is part of a “master-feeder” structure, then the “feeder” portfolio does not generally buy individual securities directly. Instead, the feeder portfolio invests in a corresponding “master” portfolio, such as the Series, that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the Series' financial statements. Purchases and redemptions of the feeder portfolio's shares by ReFlow under the program are not considered excessive short-term trading under the Series’ Policy Regarding Excessive Short-Term Trading.
The Series did not use the ReFlow liquidity program during the six-months ended April 30, 2026.
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (2.8%)
	Allied Tecnologia SA	55,700	$70,303
	Anima Holding SA	1,075,300	862,099
	Azzas 2154 SA	87,296	381,142
	Banco Bradesco SA (BBDC3 BZ)	1,074,868	3,629,345
	Banco do Brasil SA	4,283,373	19,211,946
	Banco Santander Brasil SA	1,246,257	7,308,717
	Bemobi Mobile Tech SA	63,055	333,624
*	Blau Farmaceutica SA	76,180	154,305
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	166,115	623,963
*	Brava Energia	380,216	1,468,867
	C&A Modas SA	542,649	1,240,516
	Camil Alimentos SA	47,000	60,271
*	Cia Brasileira de Aluminio	609,911	1,304,366
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	2,157,837	2,714,836
#*	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	343,097	442,595
	Cogna Educacao SA	9,120,142	5,120,157
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	862,551	4,091,709
Ω	Desktop SA	74,900	278,315
	Dexco SA	1,632,849	1,717,990
*	Diagnosticos da America SA	84,228	57,492
	Empreendimentos Pague Menos SA PGMN3 BZ	997,161	1,119,636
	Even Construtora e Incorporadora SA	640,756	806,153
	Gerdau SA, Sponsored ADR	3,151,331	14,401,582
	Grendene SA	242,131	214,171
	Grupo SBF SA	284,087	632,222
	Guararapes Confeccoes SA	378,200	732,448
		Shares	Value»
BRAZIL — (Continued)
	Hypera SA HYPE3 BZ	288,579	$1,312,994
	Iochpe Maxion SA	197,254	376,439
*	IRB-Brasil Resseguros SA	268,902	2,905,254
*	JBS NV, BDR	292,447	4,675,089
	JHSF Participacoes SA	1,503,305	3,810,024
	JSL SA	188,570	268,853
	Lavvi Empreendimentos Imobiliarios SA	126,108	332,346
*	Lojas Quero-Quero SA	90,500	32,897
	Lojas Renner SA	1,026,938	2,820,461
Ω	LWSA SA	222,900	170,603
	M Dias Branco SA	103,014	488,463
	Magazine Luiza SA	634,033	1,053,777
	Melnick Even Desenvolvimento Imobiliario SA	15,500	10,549
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	15,933	11,905
	Moura Dubeux Engenharia SA	226,168	1,378,895
	Movida Participacoes SA MOVI3 BZ	328,153	804,511
*	Movida Participacoes SA MOVI9 BZ	57,745	140,870
*	Oceanpact Servicos Maritimos SA	3,700	7,719
	Petroleo Brasileiro SA - Petrobras	10,192,349	112,651,412
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	1,849,041	40,734,373
#	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	2,874,100	57,137,108
	Petroreconcavo SA	382,500	1,001,090
	Positivo Tecnologia SA	50,600	42,918
*	PRIO SA	182,900	2,452,924
	Qualicorp Consultoria e Corretora de Seguros SA	925,216	334,451

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Romi SA	216,923	$300,077
	Sao Martinho SA	176,538	576,481
Ω	Ser Educacional SA	177,761	456,267
	Simpar SA SIMH3 BZ	84,409	187,848
*	Simpar SA SIMH9 BZ	35,190	78,314
	Trisul SA	423,391	416,397
	Ultrapar Participacoes SA (UGPA3 BZ)	67,827	410,101
	Vale SA (VALE US), Sponsored ADR	639,337	10,459,553
	Vale SA (VALE3 BZ)	4,161,137	68,217,847
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	196,870	784,411
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	232,700	186,092
	Vibra Energia SA	2,258,839	15,190,302
	YDUQS Participacoes SA	717,203	1,428,091
TOTAL BRAZIL			402,626,476
CHILE — (0.5%)
	Banco de Credito e Inversiones SA	38,444	2,597,654
	Besalco SA	530,992	744,726
	BICECORP SA	2,846,826	1,275,015
	Camanchaca SA	1,334,309	125,630
*	CAP SA	558,310	4,352,635
	Cencosud SA	2,573,220	6,505,902
	Cia Sud Americana de Vapores SA	46,849,671	2,655,375
	Cristalerias de Chile SA	264,624	673,463
	Empresa Nacional de Telecomunicaciones SA	714,381	2,826,370
	Empresas CMPC SA	4,198,444	5,207,636
	Empresas Copec SA	1,491,993	10,451,131
*	Empresas Hites SA	3,049,468	453,958
	Enel Americas SA (ENELAM CI)	20,797,620	1,941,521
	Falabella SA	1,568,863	9,502,343
	Inversiones Aguas Metropolitanas SA	2,219,249	2,417,026
*	Masisa SA	8,850,036	132,779
	PAZ Corp. SA	1,562,812	1,429,094
	Ripley Corp. SA	647,087	273,632
	Salfacorp SA	2,712,464	4,213,949
		Shares	Value»
CHILE — (Continued)
	Sigdo Koppers SA	187,924	$355,043
	SMU SA	3,058,733	463,632
	Sociedad Matriz SAAM SA	44,103,821	7,205,145
*	Socovesa SA	3,559,512	475,097
	SONDA SA	276,164	89,063
	Vina Concha y Toro SA	279,659	274,745
TOTAL CHILE			66,642,564
CHINA — (24.2%)
	360 Security Technology, Inc., Class A	528,533	867,904
#	361 Degrees International Ltd.	4,912,000	3,413,880
	5I5J Holding Group Co. Ltd., Class A	691,300	300,854
	AAC Technologies Holdings, Inc.	2,490,500	11,534,466
*	ADAMA Ltd., Class A	139,000	139,061
*	Addsino Co. Ltd., Class A	85,900	309,016
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	742,639
	AECC Aviation Power Co. Ltd., Class A	165,007	1,119,920
	Agricultural Bank of China Ltd., Class H	84,233,000	65,710,021
	Ajisen China Holdings Ltd.	2,433,000	308,101
Ω	AK Medical Holdings Ltd.	222,000	179,399
	Alibaba Group Holding Ltd. (9988 HK)	20,826,701	343,245,036
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	217,044	28,623,763
	Allmed Medical Products Co. Ltd., Class A	111,200	224,635
	Amrita Global Development Ltd.	744,000	56,993
	Andon Health Co. Ltd., Class A	55,200	595,651
	Anhui Construction Engineering Group Co. Ltd., Class A	508,900	401,753
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	567,177

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Gujing Distillery Co. Ltd., Class A	3,000	$47,113
	Anhui Heli Co. Ltd., Class A	203,527	538,402
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	606,959
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	99,851	284,356
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	87,000	80,875
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	717,218
	Anhui Jinhe Industrial Co. Ltd., Class A	32,900	112,566
	Anhui Kouzi Distillery Co. Ltd., Class A	139,600	488,338
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	81,000	87,094
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	111,080	125,631
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	312,200	520,362
	Anhui Xinhua Media Co. Ltd., Class A	304,900	269,610
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	407,804	1,046,081
	Anjoy Foods Group Co. Ltd., Class A	60,399	969,644
	Anton Oilfield Services Group	12,688,000	1,704,367
	Aotecar New Energy Technology Group Co. Ltd., Class A	689,700	293,199
	APT Satellite Holdings Ltd.	300,000	147,281
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	103,577	823,246
		Shares	Value»
CHINA — (Continued)
*	Asia Cement China Holdings Corp.	1,722,500	$463,822
#Ω	AsiaInfo Technologies Ltd.	478,800	344,422
	Asymchem Laboratories Tianjin Co. Ltd., Class A	78,900	1,458,638
	Autobio Diagnostics Co. Ltd., Class A	6,700	32,869
	Autohome, Inc., ADR	27,394	510,350
	AviChina Industry & Technology Co. Ltd., Class H	11,376,000	5,011,498
*	BAIC Foton Motor Co. Ltd., Class A	1,943,402	1,006,251
*Ω	BAIC Motor Corp. Ltd., Class H	4,885,500	871,344
*	Baidu, Inc. (9888 HK), Class A	100,000	1,579,100
#*	Baidu, Inc. (BIDU US), Sponsored ADR	624,224	78,983,063
#*Ω	Bairong, Inc.	620,000	556,938
	Baiyin Nonferrous Group Co. Ltd., Class A	1,350,400	1,514,041
	Bank of Beijing Co. Ltd., Class A	4,463,822	3,459,420
	Bank of Changsha Co. Ltd., Class A	1,111,100	1,622,386
	Bank of Chengdu Co. Ltd., Class A	1,372,128	3,847,711
	Bank of China Ltd., Class H	212,746,817	138,149,186
	Bank of Chongqing Co. Ltd., Class H	2,931,500	3,117,229
	Bank of Communications Co. Ltd., Class H	27,249,574	24,924,779
	Bank of Guiyang Co. Ltd., Class A	881,151	775,941
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	4,717,906
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	8,627,310
	Bank of Nanjing Co. Ltd., Class A	3,096,531	5,323,887
	Bank of Ningbo Co. Ltd., Class A	1,706,181	8,291,504
Ω	Bank of Qingdao Co. Ltd., Class H	162,500	106,928
	Bank of Shanghai Co. Ltd., Class A	3,446,447	4,728,545

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Suzhou Co. Ltd., Class A	1,125,708	$1,403,530
	Bank of Xi'an Co. Ltd., Class A	705,600	381,260
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,720,591
	Baoye Group Co. Ltd., Class H	1,035,120	523,889
	BBMG Corp., Class H	3,901,000	379,434
	Befar Group Co. Ltd., Class A	628,200	492,974
	Beibuwan Port Co. Ltd., Class A	443,467	751,400
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	2,234,279	1,001,485
*	Beijing Capital International Airport Co. Ltd., Class H	646,000	157,130
	Beijing Changjiu Logistics Corp., Class A	78,283	76,870
	Beijing Dabeinong Technology Group Co. Ltd., Class A	1,229,000	700,313
	Beijing Easpring Material Technology Co. Ltd., Class A	78,921	738,291
	Beijing Enterprises Holdings Ltd.	1,978,500	7,835,763
	Beijing Enterprises Water Group Ltd.	14,752,000	5,211,975
	Beijing Fengjing Automotive Parts Co. Ltd.	285,500	164,802
	Beijing Gehua CATV Network Co. Ltd., Class A	429,900	504,125
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	486,128	1,040,314
	Beijing Haohua Energy Resource Co. Ltd., Class A	376,064	643,835
	Beijing Jetsen Technology Co. Ltd., Class A	782,200	643,278
	Beijing New Building Materials PLC, Class A	358,310	1,361,882
		Shares	Value»
CHINA — (Continued)
	Beijing Originwater Technology Co. Ltd., Class A	131,363	$75,553
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	68,500	143,016
	Beijing Sanyuan Foods Co. Ltd., Class A	358,600	320,048
	Beijing Shougang Co. Ltd., Class A	1,336,666	894,564
	Beijing Shunxin Agriculture Co. Ltd., Class A	144,922	269,790
	Beijing Sinnet Technology Co. Ltd., Class A	434,928	1,020,336
	Beijing SL Pharmaceutical Co. Ltd., Class A	228,200	217,825
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	148,735	81,499
	Beijing Strong Biotechnologies, Inc., Class A	130,700	243,044
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	297,000	279,667
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	74,595
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	1,083,394
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	107,402	190,741
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,614,356	4,747,504
	Best Pacific International Holdings Ltd.	396,000	148,133
*	BGI Genomics Co. Ltd., Class A	15,100	88,530
	Biem.L.Fdlkk Garment Co. Ltd., Class A	95,200	282,573

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Black Peony Group Co. Ltd., Class A	123,400	$200,392
*	Blue Sail Medical Co. Ltd., Class A	264,800	288,237
	Bluestar Adisseo Co., Class A	234,900	457,421
Ω	BOC Aviation Ltd.	578,800	5,943,313
*	BOE HC SemiTek Corp.	253,700	451,347
	BOE Technology Group Co. Ltd., Class A	9,480,826	5,680,398
	BOE Varitronix Ltd.	776,000	424,137
*	Bohai Leasing Co. Ltd., Class A	2,050,400	1,409,611
*	Bomin Electronics Co. Ltd., Class A	73,400	167,493
	Brilliance China Automotive Holdings Ltd.	16,650,000	5,810,277
	Bros Eastern Co. Ltd., Class A	361,300	491,795
*	B-Soft Co. Ltd., Class A	298,340	193,274
	BTG Hotels Group Co. Ltd., Class A	312,913	717,219
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	154,900	351,824
	BXN Holding Co. Ltd., Class A	78,600	47,955
#	BYD Electronic International Co. Ltd.	833,500	2,848,363
	By-health Co. Ltd., Class A	387,000	596,219
*	C C Land Holdings Ltd.	11,379,429	1,744,138
#	C&D International Investment Group Ltd.	2,432,261	4,626,589
	C&S Paper Co. Ltd., Class A	375,800	470,043
	Caitong Securities Co. Ltd., Class A	881,110	1,069,643
*Ω	CALB Group Co. Ltd., Class H	29,800	135,728
	Camel Group Co. Ltd., Class A	362,820	529,882
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	540,301	446,828
		Shares	Value»
CHINA — (Continued)
	Canmax Technologies Co. Ltd., Class A	43,516	$706,850
	Canny Elevator Co. Ltd., Class A	197,400	178,301
	CCCC Design & Consulting Group Co. Ltd., Class A	160,400	156,644
	CCS Supply Chain Management Co. Ltd., Class A	229,000	97,776
	CECEP Solar Energy Co. Ltd., Class A	1,130,800	827,574
	CECEP Wind-Power Corp., Class A	1,871,870	1,170,576
	Central China Land Media Co. Ltd., Class A	402,900	792,845
*††	Central China Management Co. Ltd.	7,334,350	77,576
	CGN New Energy Holdings Co. Ltd.	6,484,000	2,177,602
*	CGN Nuclear Technology Development Co. Ltd., Class A	100,400	115,092
	Changchun Faway Automobile Components Co. Ltd., Class A	207,620	286,550
	Changchun High-Tech Industry Group Co. Ltd., Class A	74,000	923,419
	Changhong Meiling Co. Ltd., Class A	49,300	40,937
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	474,800	289,035
	Changjiang Publishing & Media Co. Ltd., Class A	275,200	347,202
	Changjiang Securities Co. Ltd., Class A	1,076,490	1,266,117
	Chaowei Power Holdings Ltd.	1,282,000	357,549
Ω	Cheerwin Group Ltd.	533,500	169,584
	Cheng De Lolo Co. Ltd., Class A	233,200	304,216
	Chengdu B-Ray Media Co. Ltd., Class A	337,800	254,321

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	108,800	$193,612
	Chengdu Hongqi Chain Co. Ltd., Class A	289,310	220,483
	Chengdu Wintrue Holding Co. Ltd., Class A	373,000	842,543
	Chenguang Biotech Group Co. Ltd., Class A	60,100	101,686
	Chengzhi Co. Ltd., Class A	345,111	637,361
	Chervon Holdings Ltd.	278,900	579,931
*	China Aerospace International Holdings Ltd.	1,164,000	68,216
	China Aircraft Leasing Group Holdings Ltd.	5,826	2,877
	China Animal Husbandry Industry Co. Ltd., Class A	255,800	282,306
	China Automotive Engineering Research Institute Co. Ltd., Class A	87,500	206,949
	China BlueChemical Ltd., Class H	7,524,878	2,596,812
*Ω	China Bohai Bank Co. Ltd., Class H	1,199,500	136,215
	China CAMC Engineering Co. Ltd., Class A	266,600	395,946
#	China Cinda Asset Management Co. Ltd., Class H	11,720,000	1,655,753
	China CITIC Bank Corp. Ltd., Class H	26,394,112	27,679,496
	China Coal Energy Co. Ltd., Class H	9,999,000	18,706,502
	China Coal Xinji Energy Co. Ltd., Class A	615,300	807,336
*††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
		Shares	Value»
CHINA — (Continued)
	China Communications Services Corp. Ltd., Class H	9,655,071	$5,311,273
*	China Conch Environment Protection Holdings Ltd.	1,205,000	73,457
	China Conch Venture Holdings Ltd.	1,892,000	2,933,636
	China Construction Bank Corp., Class H	292,777,101	330,486,530
	China CYTS Tours Holding Co. Ltd., Class A	193,700	256,036
	China Design Group Co. Ltd., Class A	194,100	214,119
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	4,426,000	868,858
#††	China Dili Group	4,137,899	65,403
	China Electronics Huada Technology Co. Ltd.	350,000	49,824
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	4,398,000	728,476
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	6,490,514	2,694,330
	China Everbright Bank Co. Ltd., Class H	8,476,000	3,359,670
#Ω	China Feihe Ltd.	6,855,000	3,058,608
	China Film Group Co. Ltd., Class A	49,100	99,332
	China Foods Ltd.	2,876,000	1,364,633
	China Galaxy Securities Co. Ltd., Class H	5,073,000	5,409,294
#	China Gas Holdings Ltd.	4,404,931	4,086,020
	China Great Wall Securities Co. Ltd., Class A	259,500	338,983
	China Hainan Rubber Industry Group Co. Ltd., Class A	396,900	418,901

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Haisum Engineering Co. Ltd., Class A	59,700	$85,403
	China Hongqiao Group Ltd.	7,424,000	31,426,131
#††	China Huiyuan Juice Group Ltd.	4,182,433	187,215
#	China International Marine Containers Group Co. Ltd., Class H	4,168,220	5,740,536
	China Jinmao Holdings Group Ltd.	3,102,902	662,059
	China Jushi Co. Ltd., Class A	890,241	4,518,644
	China Kepei Education Group Ltd.	1,100,000	150,863
	China Lesso Group Holdings Ltd.	3,731,000	2,219,163
	China Lilang Ltd.	1,326,000	649,917
#*Ω	China Literature Ltd.	1,224,800	3,873,803
*	China Longevity Group Co. Ltd.	1,152,649	1,472
#	China Medical System Holdings Ltd.	3,531,000	5,804,334
	China Meheco Group Co. Ltd., Class A	425,320	647,035
#	China Meidong Auto Holdings Ltd.	1,838,000	222,868
	China Mengniu Dairy Co. Ltd.	10,415,000	23,194,321
#	China Merchants Bank Co. Ltd., Class H	8,431,500	51,031,947
	China Merchants Energy Shipping Co. Ltd., Class A	1,427,000	3,664,078
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	507,200	698,435
	China Merchants Port Holdings Co. Ltd.	4,154,291	8,262,798
	China Merchants Property Operation & Service Co. Ltd., Class A	79,900	120,028
		Shares	Value»
CHINA — (Continued)
Ω	China Merchants Securities Co. Ltd., Class H	99,800	$175,758
#*††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	12,305,900	5,615,830
#	China Modern Dairy Holdings Ltd.	4,413,000	742,329
	China National Accord Medicines Corp. Ltd., Class A	126,407	454,656
	China National Building Material Co. Ltd., Class H	10,015,888	6,526,835
	China National Chemical Engineering Co. Ltd., Class A	1,363,900	1,720,403
	China National Gold Group Gold Jewellery Co. Ltd., Class A	240,000	314,883
	China National Medicines Corp. Ltd., Class A	181,200	760,896
	China National Nuclear Power Co. Ltd., Class A	2,594,543	3,417,678
*Ω	China New Higher Education Group Ltd.	1,907,590	180,622
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	287,200	296,353
	China Nonferrous Mining Corp. Ltd.	1,662,000	2,889,725
*	China Oil & Gas Group Ltd.	14,820,000	327,616
	China Oilfield Services Ltd., Class H	6,418,000	7,749,294
#	China Overseas Grand Oceans Group Ltd.	5,185,742	1,885,679
	China Overseas Land & Investment Ltd.	749,500	1,287,397
	China Pacific Insurance Group Co. Ltd., Class H	6,214,200	27,127,260

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Petroleum & Chemical Corp., Class H	78,699,575	$46,494,905
	China Petroleum Engineering Corp., Class A	369,500	220,435
*††	China Properties Investment Holdings Ltd.	3,380,000	0
	China Publishing & Media Co. Ltd., Class A	490,200	421,958
	China Railway Group Ltd., Class H	10,187,000	4,938,466
	China Railway Hi-tech Industry Co. Ltd., Class A	553,800	633,014
	China Railway Materials Co. Ltd., Class A	1,195,200	492,229
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,703,000	2,653,670
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	273,302
	China Reinsurance Group Corp., Class H	8,258,000	1,302,165
	China Resources Beer Holdings Co. Ltd.	988,000	3,404,356
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	47,400	121,379
#	China Resources Building Materials Technology Holdings Ltd.	4,100,000	709,603
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	908,852
	China Resources Gas Group Ltd.	1,653,500	3,972,126
	China Resources Land Ltd.	11,585,000	48,674,737
#	China Resources Medical Holdings Co. Ltd.	2,461,500	898,511
		Shares	Value»
CHINA — (Continued)
Ω	China Resources Pharmaceutical Group Ltd.	7,456,500	$5,005,300
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	293,300	1,113,285
#	China Risun Group Ltd.	1,965,000	763,707
*	China Ruyi Holdings Ltd.	1,492,000	279,069
#*	China Sanjiang Fine Chemicals Co. Ltd.	2,855,000	1,913,776
	China Shenhua Energy Co. Ltd., Class H	8,917,500	55,394,350
	China Shineway Pharmaceutical Group Ltd.	1,660,000	2,059,647
	China South Publishing & Media Group Co. Ltd., Class A	421,700	702,643
	China Starch Holdings Ltd.	10,090,000	245,274
	China State Construction Engineering Corp. Ltd., Class A	9,770,646	7,029,978
	China State Construction International Holdings Ltd.	738,000	857,167
#	China Sunshine Paper Holdings Co. Ltd.	2,083,000	296,754
	China Taiping Insurance Holdings Co. Ltd.	5,793,800	16,563,879
	China Tianying, Inc., Class A	760,400	728,500
Ω	China Tower Corp. Ltd., Class H	17,378,300	24,627,031
	China Traditional Chinese Medicine Holdings Co. Ltd.	5,548,000	1,202,062
	China TransInfo Technology Co. Ltd., Class A	320,882	422,546
#*	China Travel International Investment Hong Kong Ltd.	5,703,631	819,877

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Union Holdings Ltd., Class A	494,700	$405,241
	China Vered Financial Holding Corp. Ltd.	185,000	23,607
	China XD Electric Co. Ltd., Class A	334,100	832,132
	China XLX Fertiliser Ltd.	2,216,000	3,133,968
	China Yongda Automobiles Services Holdings Ltd.	3,465,000	451,643
#*Ω	China Youran Dairy Group Ltd.	3,708,000	1,824,167
	China Zhenhua Group Science & Technology Co. Ltd., Class A	111,500	698,160
	China Zheshang Bank Co. Ltd., Class H	4,591,800	1,430,562
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	143,171
	Chinasoft International Ltd.	5,424,000	2,406,162
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	270,408	329,001
	Chongqing Changan Automobile Co. Ltd., Class A	1,339,709	1,871,351
	Chongqing Department Store Co. Ltd., Class A	125,084	391,348
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	193,800	357,508
	Chongqing Gas Group Corp. Ltd., Class A	204,000	157,450
	Chongqing Machinery & Electric Co. Ltd., Class H	1,716,000	650,671
	Chongqing Port Co. Ltd., Class A	255,300	182,532
	Chongqing Road & Bridge Co. Ltd., Class A	188,200	164,290
		Shares	Value»
CHINA — (Continued)
	Chongqing Rural Commercial Bank Co. Ltd., Class H	11,151,000	$9,906,413
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	655,936
*	Chongqing Zhifei Biological Products Co. Ltd., Class A	232,100	516,432
	Chow Tai Seng Jewellery Co. Ltd., Class A	253,200	491,523
	CIMC Enric Holdings Ltd.	2,746,000	3,685,641
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	368,546
	CITIC Ltd.	13,626,483	22,645,230
	CITIC Resources Holdings Ltd.	7,242,000	494,634
	CITIC Securities Co. Ltd., Class H	90,825	322,468
	City Development Environment Co. Ltd., Class A	180,900	373,955
	CMST Development Co. Ltd., Class A	655,800	507,034
	CNGR Advanced Material Co. Ltd., Class A	98,360	923,915
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	1,378,288
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	222,477	264,067
*	COFCO Biotechnology Co. Ltd., Class A	453,000	403,389
	COFCO Capital Holdings Co. Ltd., Class A	162,200	243,913
#*	COFCO Joycome Foods Ltd.	4,789,000	841,889
	COFCO Sugar Holding Co. Ltd., Class A	255,000	562,133
	Cofoe Medical Technology Co. Ltd., Class A	40,300	313,748
	Concord New Energy Group Ltd.	20,440,000	953,505

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Consun Pharmaceutical Group Ltd.	1,251,000	$2,592,261
	COSCO SHIPPING Development Co. Ltd., Class H	13,628,000	1,934,828
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,118,000	4,958,802
#	COSCO SHIPPING Holdings Co. Ltd., Class H	13,958,500	25,690,813
	COSCO SHIPPING International Hong Kong Co. Ltd.	2,552,000	2,080,425
#	COSCO SHIPPING Ports Ltd.	3,494,210	2,437,612
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	659,500	827,997
	CQ Pharmaceutical Holding Co. Ltd., Class A	374,900	318,832
	CRRC Corp. Ltd., Class H	3,275,000	2,180,027
	CSG Holding Co. Ltd., Class A	632,849	373,747
	CSPC Pharmaceutical Group Ltd.	8,142,000	8,871,330
#	CSSC Hong Kong Shipping Co. Ltd.	3,900,000	1,229,270
	CSSC Science & Technology Co. Ltd., Class A	217,600	436,682
	CTS International Logistics Corp. Ltd., Class A	559,470	457,050
	Dajin Heavy Industry Co. Ltd., Class A	32,300	398,862
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	623,513
*	Damai Entertainment Holdings Ltd.	9,460,000	708,098
	Daqin Railway Co. Ltd., Class A	2,839,361	2,190,457
	Dashang Co. Ltd., Class A	113,216	301,968
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	98,948
		Shares	Value»
CHINA — (Continued)
*	Dezhan Healthcare Co. Ltd., Class A	555,200	$296,453
	Dian Diagnostics Group Co. Ltd., Class A	45,000	127,961
	Dongfang Electric Corp. Ltd., Class H	452,000	2,264,217
	DongFeng Automobile Co. Ltd., Class A	132,900	130,988
	Dongfeng Electronic Technology Co. Ltd., Class A	125,400	207,918
	Dongguan Aohai Technology Co. Ltd., Class A	74,200	518,838
	Dongguan Development Holdings Co. Ltd., Class A	308,200	469,129
	Dongxing Securities Co. Ltd., Class A	523,100	1,015,429
	Dongyue Group Ltd.	5,512,000	9,077,278
	Dynagreen Environmental Protection Group Co. Ltd., Class H	873,000	713,512
*	Easyhome New Retail Group Co. Ltd., Class A	1,496,000	567,567
#	E-Commodities Holdings Ltd.	5,778,000	555,543
#	EEKA Fashion Holdings Ltd.	593,000	485,700
*††	Elion Energy Co. Ltd., Class A	807,498	8,272
	ENN Natural Gas Co. Ltd., Class A	401,200	1,190,777
	Era Co. Ltd., Class A	302,300	189,030
	Eternal Asia Supply Chain Management Ltd., Class A	145,500	119,470
	EVA Precision Industrial Holdings Ltd.	3,832,000	368,705
	Ever Sunshine Services Group Ltd.	1,388,000	350,222
Ω	Everbright Securities Co. Ltd., Class H	121,600	124,846
	Fangda Carbon New Material Co. Ltd., Class A	748,694	623,382

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fangda Special Steel Technology Co. Ltd., Class A	738,170	$630,438
	Far East Horizon Ltd.	8,098,000	7,762,211
*	Farasis Energy Gan Zhou Co. Ltd., Class A	148,721	305,436
	FAWER Automotive Parts Co. Ltd., Class A	470,012	351,228
	FESCO Group Co. Ltd., Class A	43,700	101,793
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	123,978	853,351
*	FIH Mobile Ltd.	440,600	1,412,737
#	FinVolution Group, ADR	384,083	1,905,052
	First Tractor Co. Ltd., Class H	1,100,000	1,296,137
#*	Flat Glass Group Co. Ltd., Class H	315,000	360,627
	Foshan Electrical & Lighting Co. Ltd., Class A	277,200	230,210
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	140,400	163,551
	Fosun International Ltd.	7,116,183	3,746,583
	Founder Securities Co. Ltd., Class A	713,607	752,265
#	Fu Shou Yuan International Group Ltd.	2,613,000	880,730
#	Fufeng Group Ltd.	8,581,000	7,195,258
	Fujian Funeng Co. Ltd., Class A	644,857	946,120
	Fujian Qingshan Paper Industry Co. Ltd., Class A	124,900	81,467
	Fujian Star-net Communication Co. Ltd., Class A	133,971	521,741
	Fujian Sunner Development Co. Ltd., Class A	329,998	900,009
	Fujian Yuanli Active Carbon Co. Ltd., Class A	18,800	49,088
		Shares	Value»
CHINA — (Continued)
	Gansu Energy Chemical Co. Ltd., Class A	1,396,600	$589,342
	Gansu Shangfeng Cement Co. Ltd., Class A	244,480	502,521
	Gansu Yasheng Industrial Group Co. Ltd., Class A	457,800	291,140
	GCL Energy Technology Co. Ltd., Class A	367,800	958,553
*	GCL Technology Holdings Ltd.	28,393,000	3,284,826
*	GDS Holdings Ltd. (9698 HK), Class A	120,800	637,529
	Geely Automobile Holdings Ltd.	19,921,000	59,248,378
	GEM Co. Ltd., Class A	1,230,500	1,658,213
Ω	Genertec Universal Medical Group Co. Ltd.	3,491,500	2,592,165
*	Genscript Biotech Corp.	452,000	804,730
	GF Securities Co. Ltd., Class H	2,439,000	5,529,511
*	Global New Material International Holdings Ltd.	102,000	110,383
*	Glorious Property Holdings Ltd.	11,363,000	10,881
	GoerTek, Inc., Class A	232,031	841,067
Ω	Golden Throat Holdings Group Co. Ltd.	33,000	14,939
	Goldwind Science & Technology Co. Ltd., Class H	847,800	1,881,883
	Goodbaby International Holdings Ltd.	1,138,000	128,730
	Gotion High-tech Co. Ltd., Class A	246,583	1,332,712
#	Grand Pharmaceutical Group Ltd.	3,827,000	3,057,015
*	Grandjoy Holdings Group Co. Ltd., Class A	118,100	53,071
	Great Wall Motor Co. Ltd., Class H	4,305,000	6,511,456

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gree Electric Appliances, Inc. of Zhuhai, Class A	576,800	$3,385,907
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	451,200	652,845
#	Greentown China Holdings Ltd.	5,334,591	6,588,931
#Ω	Greentown Management Holdings Co. Ltd.	1,701,000	485,948
	Greentown Service Group Co. Ltd.	4,376,000	2,564,173
	Guangdong Construction Engineering Group Co. Ltd., Class A	853,800	471,822
	Guangdong Dongpeng Holdings Co. Ltd., Class A	369,000	318,568
	Guangdong Dowstone Technology Co. Ltd., Class A	89,700	355,785
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	181,000	305,114
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	187,700	696,871
	Guangdong Goworld Co. Ltd., Class A	105,400	230,614
	Guangdong Guanhao High-Tech Co. Ltd., Class A	316,200	224,659
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	290,600	427,202
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	105,592	782,676
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	59,900	161,411
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	522,583
		Shares	Value»
CHINA — (Continued)
	Guangdong South New Media Co. Ltd., Class A	21,400	$119,301
	Guangdong Tapai Group Co. Ltd., Class A	353,173	443,352
	Guangdong Vanward New Electric Co. Ltd., Class A	188,418	228,082
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	570,143
	Guanghui Energy Co. Ltd., Class A	1,826,838	1,806,394
*	Guanghui Logistics Co. Ltd., Class A	331,600	285,090
	Guangshen Railway Co. Ltd., Class H	4,916,000	1,502,864
	Guangxi Liugong Machinery Co. Ltd., Class A	509,240	723,550
	Guangxi LiuYao Group Co. Ltd., Class A	126,383	310,236
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	603,400	217,721
	Guangzhou Baiyun International Airport Co. Ltd., Class A	633,200	810,930
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	660,000	1,414,782
	Guangzhou Development Group, Inc., Class A	653,700	681,628
	Guangzhou Haoyang Electronic Co. Ltd., Class A	7,000	38,363
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	83,500	334,683
	Guangzhou Port Co. Ltd., Class A	750,600	356,526
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	108,200	587,320

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Wondfo Biotech Co. Ltd., Class A	88,100	$236,282
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	745,556	985,550
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	196,500	298,590
	Guilin Layn Natural Ingredients Corp., Class A	52,700	67,870
	Guizhou Chanhen Chemical Corp., Class A	73,100	392,673
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	470,232	380,908
	Guizhou Tyre Co. Ltd., Class A	343,800	253,804
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	216,300	107,002
	Guosen Securities Co. Ltd., Class A	1,108,827	1,744,115
Ω	Guotai Haitong Securities Co. Ltd., Class H	5,654,288	9,702,093
	Guoyuan Securities Co. Ltd., Class A	322,150	347,698
	Haier Smart Home Co. Ltd. (600690 C1), Class A	879,896	2,780,072
	Haier Smart Home Co. Ltd. (6690 HK), Class H	7,293,600	20,600,441
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	20,800	38,885
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	7,800	92,520
#*	Hainan Meilan International Airport Co. Ltd., Class H	380,000	297,606
	Hainan Mining Co. Ltd., Class A	221,800	398,847
	Haitian International Holdings Ltd.	2,070,000	5,616,205
		Shares	Value»
CHINA — (Continued)
	Hangxiao Steel Structure Co. Ltd., Class A	795,322	$352,598
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	631,700	884,192
	Hangzhou First Applied Material Co. Ltd., Class A	338,000	930,623
	Hangzhou GreatStar Industrial Co. Ltd.	179,700	903,209
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	36,820	155,275
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	135,331	194,986
*	Hangzhou Iron & Steel Co., Class A	463,000	595,241
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	28,300	171,217
	Hangzhou Robam Appliances Co. Ltd., Class A	197,800	519,992
	Hangzhou Sunrise Technology Co. Ltd., Class A	69,600	148,084
	Hanking Gold International Ltd.	219,000	101,685
	Han's Laser Technology Industry Group Co. Ltd., Class A	87,314	1,298,495
	Harbin Electric Co. Ltd., Class H	2,329,474	6,955,198
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	97,803	212,507
*	Harbin Pharmaceutical Group Co. Ltd., Class A	510,700	268,263
	HBIS Resources Co. Ltd., Class A	152,700	378,472
	Health & Happiness H&H International Holdings Ltd.	275,500	504,889

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hefei Urban Construction Development Co. Ltd., Class A	230,529	$467,119
	Hello Group, Inc., Sponsored ADR	504,616	3,148,804
	Henan Liliang Diamond Co. Ltd., Class A	68,100	541,723
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	818,132
	Henan Pinggao Electric Co. Ltd., Class A	304,300	983,329
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	318,100	1,508,472
	Henan Thinker Automatic Equipment Co. Ltd., Class A	8,300	31,808
	Henan Yuguang Gold & Lead Co. Ltd., Class A	306,905	666,847
*	Henan Zhongfu Industry Co. Ltd., Class A	698,800	796,763
	Henan Zhongyuan Expressway Co. Ltd., Class A	411,600	243,566
	Hengan International Group Co. Ltd.	979,000	3,356,363
	Hengdian Group Tospo Lighting Co. Ltd., Class A	55,600	147,451
	Hengli Petrochemical Co. Ltd., Class A	1,682,874	5,467,962
	Hengtong Logistics Co. Ltd., Class A	158,500	209,795
	Hengtong Optic-electric Co. Ltd., Class A	475,008	4,603,616
	Hengyi Petrochemical Co. Ltd., Class A	801,241	2,074,678
	Hesteel Co. Ltd., Class A	3,173,600	1,085,312
	Hexing Electrical Co. Ltd., Class A	103,233	435,161
		Shares	Value»
CHINA — (Continued)
*	High Templar Tech Ltd., Sponsored ADR	157,205	$372,576
	Hisense Visual Technology Co. Ltd., Class A	381,600	1,433,177
*	Hitevision Co. Ltd., Class A	59,800	226,309
	HLA Group Corp. Ltd., Class A	1,438,000	1,392,879
*	HNA Technology Co. Ltd., Class A	637,300	344,216
	Hongli Zhihui Group Co. Ltd., Class A	89,700	101,018
	Hongrun Construction Group Co. Ltd., Class A	165,200	215,005
*	Hongyuan Green Energy Co. Ltd., Class A	63,700	203,420
*	Hopson Development Holdings Ltd.	4,228,308	1,425,181
	Horizon Construction Development Ltd.	2,428,554	281,690
	Hoshine Silicon Industry Co. Ltd., Class A	130,800	858,212
	Huaan Securities Co. Ltd., Class A	616,300	504,021
	Huadian Heavy Industries Co. Ltd., Class A	74,300	96,834
	Huafon Chemical Co. Ltd., Class A	1,238,048	2,136,370
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	244,308	189,324
*	Huafu Fashion Co. Ltd., Class A	454,700	329,071
	Huaibei Mining Holdings Co. Ltd., Class A	734,600	1,593,769
*	Huaihe Energy Group Co. Ltd., Class A	1,012,100	535,898
	Huangshan Tourism Development Co. Ltd., Class A	137,300	239,262
	Huapont Life Sciences Co. Ltd., Class A	604,400	441,114
Ω	Huatai Securities Co. Ltd., Class H	3,617,800	7,507,060

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huaxi Securities Co. Ltd., Class A	67,355	$86,292
	Huaxia Bank Co. Ltd., Class A	3,459,687	3,489,101
	Huaxin Cement Co. Ltd. (600801 C1), Class A	444,228	1,401,248
	Huaxin Cement Co. Ltd. (6655 HK), Class H	363,600	772,699
	Huayu Automotive Systems Co. Ltd., Class A	857,045	2,344,085
	Hubei Chutian Smart Communication Co. Ltd., Class A	312,700	175,953
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	176,906	718,454
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	371,800	1,782,758
	Hubei Yihua Chemical Industry Co. Ltd., Class A	147,846	367,072
	Huishang Bank Corp. Ltd., Class H	810,900	532,939
	Humanwell Healthcare Group Co. Ltd., Class A	166,700	461,158
	Hunan Aihua Group Co. Ltd., Class A	18,100	52,804
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	60,700	55,066
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	396,200	508,997
	Hunan Valin Steel Co. Ltd., Class A	2,007,980	1,368,795
	Hunan Zhongke Electric Co. Ltd., Class A	135,900	419,640
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,243,800	1,831,065
	IKD Co. Ltd., Class A	225,000	561,329
*Ω	IMAX China Holding, Inc.	76,600	73,508
	Industrial & Commercial Bank of China Ltd., Class H	180,841,996	162,929,622
		Shares	Value»
CHINA — (Continued)
	Industrial Bank Co. Ltd., Class A	5,668,753	$14,876,346
	Industrial Securities Co. Ltd., Class A	1,396,592	1,244,053
	Infore Environment Technology Group Co. Ltd., Class A	631,656	1,261,978
#*Ω	Ingdan, Inc.	1,330,000	358,417
*	Inkeverse Group Ltd.	1,351,000	118,211
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	7,195,400	2,854,067
	Inner Mongolia Berun Chemical Co. Ltd., Class A	855,350	1,126,184
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	3,920,456
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	777,281
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,566,151	2,105,842
	Intco Medical Technology Co. Ltd., Class A	140,073	1,170,364
#*	iQIYI, Inc., ADR	1,392,739	1,643,432
*	IRICO Display Devices Co. Ltd., Class A	625,900	742,622
*	JA Solar Technology Co. Ltd., Class A	52,800	84,341
	Jade Bird Integrated Technologies Co. Ltd.	222,840	396,003
	Jangho Group Co. Ltd., Class A	536,100	753,129
	Jason Furniture Hangzhou Co. Ltd., Class A	195,300	831,312
	JCET Group Co. Ltd., Class A	280,646	1,889,177
*Ω	JD Logistics, Inc.	5,796,900	11,289,988
	JD.com, Inc. (9618 HK), Class A	5,803,000	87,916,159
	Jiang Su Suyan Jingshen Co. Ltd., Class A	228,600	364,497
	Jiangling Motors Corp. Ltd., Class A	160,929	443,077

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	366,000	$324,937
	Jiangsu Azure Corp., Class A	282,600	858,972
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	615,000	350,068
	Jiangsu Changbao Steeltube Co. Ltd., Class A	51,700	68,022
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	88,000	174,227
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,063,048	1,139,197
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	213,360	934,604
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	860,157	1,676,554
	Jiangsu Financial Leasing Co. Ltd., Class A	1,108,876	1,119,882
*	Jiangsu General Science Technology Co. Ltd., Class A	425,300	290,516
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	731,280
	Jiangsu Huachang Chemical Co. Ltd., Class A	269,000	265,773
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	655,220	438,813
	Jiangsu King's Luck Brewery JSC Ltd., Class A	60,300	242,588
	Jiangsu Lianyungang Port Co. Ltd., Class A	139,900	98,054
	Jiangsu Lihua Foods Group Co. Ltd.	196,000	652,182
		Shares	Value»
CHINA — (Continued)
	Jiangsu Linyang Energy Co. Ltd., Class A	344,100	$307,108
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	388,000	536,095
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	337,200	491,450
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	186,600	179,250
	Jiangsu Shagang Co. Ltd., Class A	629,500	410,147
	Jiangsu Shentong Valve Co. Ltd., Class A	116,400	275,519
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,100	55,880
	Jiangsu Soho High Hope Group Corp., Class A	490,000	205,298
*	Jiangsu Sopo Chemical Co., Class A	193,129	233,790
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	598,840	435,686
	Jiangsu Yanghe Distillery Co. Ltd., Class A	164,600	1,187,158
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	724,458	483,796
	Jiangsu Zhongtian Technology Co. Ltd., Class A	682,900	3,332,213
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	886,200	349,384
	Jiangxi Copper Co. Ltd., Class H	3,639,000	17,294,219
	Jiangxi Ganyue Expressway Co. Ltd., Class A	653,300	424,070

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	344,000	$674,435
*	Jihua Group Corp. Ltd., Class A	516,900	221,626
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	242,056	671,686
*	Jilin Chemical Fibre, Class A	529,100	396,506
#*††	Jinchuan Group International Resources Co. Ltd.	1,899,000	29,094
	Jinduicheng Molybdenum Co. Ltd., Class A	144,100	415,454
	Jingjin Equipment, Inc., Class A	125,800	345,483
#	JinkoSolar Holding Co. Ltd., ADR	114,798	2,680,533
	Jinlei Technology Co. Ltd., Class A	75,500	336,040
	Jinmao Property Services Co. Ltd.	458,891	150,607
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,902,270
	Jinyu Bio-Technology Co. Ltd., Class A	226,200	484,319
Ω	Jiumaojiu International Holdings Ltd.	613,000	137,345
	Jizhong Energy Resources Co. Ltd., Class A	1,186,400	976,659
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	287,216	460,628
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,066,023	807,963
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	68,500	208,695
	JS Corrugating Machinery Co. Ltd., Class A	176,100	266,663
		Shares	Value»
CHINA — (Continued)
#*Ω	JS Global Lifestyle Co. Ltd.	717,500	$157,692
	JSTI Group, Class A	398,875	396,377
#*	Ju Teng International Holdings Ltd.	1,300,249	672,328
	Kailuan Energy Chemical Co. Ltd., Class A	278,100	240,008
	Kaishan Group Co. Ltd., Class A	234,700	1,062,486
	KE Holdings, Inc., Class A	375,000	2,082,235
	Keda Industrial Group Co. Ltd., Class A	368,200	1,045,051
	Keshun Waterproof Technologies Co. Ltd., Class A	67,300	67,144
#	Kinetic Development Group Ltd.	8,148,000	2,430,541
	Kingboard Holdings Ltd.	2,861,345	16,220,228
	Kingboard Laminates Holdings Ltd.	2,209,500	9,863,559
	Kingfa Sci & Tech Co. Ltd., Class A	532,700	1,343,830
	Kingsoft Corp. Ltd.	1,873,800	5,535,294
	KPC Pharmaceuticals, Inc., Class A	164,500	229,181
	Kuangda Technology Group Co. Ltd., Class A	202,300	180,314
	Kunlun Energy Co. Ltd.	19,194,000	18,471,262
	Lao Feng Xiang Co. Ltd., Class A	98,154	567,117
	Laobaixing Pharmacy Chain JSC, Class A	176,220	362,014
	LB Group Co. Ltd., Class A	443,033	1,098,281
	Lee & Man Chemical Co. Ltd.	218,000	136,594
	Lee & Man Paper Manufacturing Ltd.	4,063,000	1,757,914
	Lee's Pharmaceutical Holdings Ltd.	171,000	24,323
*Ω	Legend Holdings Corp., Class H	921,800	1,120,502
	Lenovo Group Ltd.	7,702,000	11,581,665
	Lens Technology Co. Ltd., Class A	668,261	2,546,064
	Leo Group Co. Ltd., Class A	598,100	568,822

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Leoch Energy, Inc.	5,100	$43,503
	Leoch International Technology Ltd.	255,000	30,231
	Lepu Medical Technology Beijing Co. Ltd., Class A	292,100	615,419
#	LexinFintech Holdings Ltd., ADR	193,627	408,553
	Leyard Optoelectronic Co. Ltd., Class A	543,600	507,951
*	Li Auto, Inc. (2015 HK), Class A	1,523,900	13,410,660
	Li Ning Co. Ltd.	9,221,500	24,007,885
	Lianhe Chemical Technology Co. Ltd., Class A	256,100	621,516
	Liaoning Cheng Da Co. Ltd., Class A	202,900	354,440
	Lier Chemical Co. Ltd., Class A	242,760	459,647
	Lijiang Yulong Tourism Co. Ltd., Class A	136,600	190,024
*	Liuzhou Iron & Steel Co. Ltd., Class A	414,300	277,063
	Livzon Pharmaceutical Group, Inc., Class H	183,100	658,198
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	144,100	453,101
#	LK Technology Holdings Ltd.	1,160,000	403,879
	Loncin Motor Co. Ltd., Class A	173,900	391,313
#Ω	Longfor Group Holdings Ltd.	2,897,740	3,000,399
*	LONGi Green Energy Technology Co. Ltd., Class A	498,300	1,205,937
	Longshine Technology Group Co. Ltd., Class A	129,200	260,095
	Lonking Holdings Ltd.	11,218,000	4,775,451
	Lucky Harvest Co. Ltd., Class A	74,626	323,311
	Luenmei Quantum Co. Ltd., Class A	59,403	57,990
#*††	Lumena Newmat	1,315,048	0
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	46,500	292,686
	Luxi Chemical Group Co. Ltd., Class A	640,300	1,604,193
		Shares	Value»
CHINA — (Continued)
	Luyang Energy-Saving Materials Co. Ltd.	45,900	$66,466
*Ω	Luye Pharma Group Ltd.	2,755,500	910,225
*	Maanshan Iron & Steel Co. Ltd., Class H	2,132,000	694,613
	Mango Excellent Media Co. Ltd., Class A	408,694	1,166,641
#Ω	Maoyan Entertainment	270,786	207,518
	Meihua Holdings Group Co. Ltd., Class A	578,700	841,089
	Mesnac Co. Ltd., Class A	209,900	208,890
#	Metallurgical Corp. of China Ltd., Class H	8,101,000	1,652,047
	M-Grass Ecology & Environment Group Co. Ltd., Class A	455,200	243,108
	Midea Group Co. Ltd. 000333 C2, Class A	198,100	2,355,758
Ω	Midea Real Estate Holding Ltd.	328,400	136,613
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	26,477	220,768
	Ming Yang Smart Energy Group Ltd., Class A	425,500	991,849
*	Mingfa Group International Co. Ltd.	608,000	7,190
	Minmetals Capital Co. Ltd., Class A	521,700	401,496
*	Minmetals Development Co. Ltd., Class A	144,100	235,863
	Minth Group Ltd.	2,872,000	12,560,044
	Moon Environment Technology Co. Ltd., Class A	300,020	1,101,585
	Morimatsu International Holdings Co. Ltd.	340,000	305,381
	MYS Group Co. Ltd., Class A	393,300	196,056

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nanjing Cosmos Chemical Co. Ltd., Class A	59,000	$120,784
	Nanjing Hanrui Cobalt Co. Ltd., Class A	51,500	366,745
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	1,291,683
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	48,400	65,202
	Nanjing Pharmaceutical Group Co. Ltd.	283,000	219,216
*	Nanjing Tanker Corp., Class A	1,203,000	789,075
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	379,900	378,998
#	NetDragon Websoft Holdings Ltd.	189,500	209,542
	Neusoft Corp., Class A	251,600	327,140
	New Hope Liuhe Co. Ltd., Class A	912,451	1,167,757
	Nexteer Automotive Group Ltd.	3,443,000	2,138,993
*	Nine Dragons Paper Holdings Ltd.	6,438,000	5,228,422
	Ningbo Boway Alloy Material Co. Ltd., Class A	167,200	430,347
	Ningbo Exciton Technology Co. Ltd., Class A	15,200	42,501
	Ningbo Huaxiang Electronic Co. Ltd., Class A	278,655	1,068,001
	Ningbo Jintian Copper Group Co. Ltd., Class A	420,900	627,929
	Ningbo Joyson Electronic Corp., Class A	249,241	1,050,445
	Ningbo Peacebird Fashion Co. Ltd., Class A	93,500	195,126
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	100,617	513,181
*	Ningbo Shanshan Co. Ltd., Class A	310,000	758,534
		Shares	Value»
CHINA — (Continued)
	Ningbo Xusheng Group Co. Ltd., Class A	143,400	$325,862
	Ningbo Yunsheng Co. Ltd., Class A	271,184	530,461
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	736,170
	Ningxia Building Materials Group Co. Ltd., Class A	101,900	192,785
	Ningxia Western Venture Industrial Co. Ltd., Class A	354,600	244,168
	Noah Holdings Ltd., Sponsored ADR	81,554	848,977
	Norinco International Cooperation Ltd., Class A	221,500	415,913
	North China Pharmaceutical Co. Ltd., Class A	329,500	251,800
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	359,800
*	North Industries Group Red Arrow Co. Ltd., Class A	157,300	407,768
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	328,486
	Northeast Securities Co. Ltd., Class A	507,400	646,894
*	Nuode New Materials Co. Ltd., Class A	381,350	603,316
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	1,180,089
#	Onewo, Inc., Class H	377,500	817,391
	Oppein Home Group, Inc., Class A	100,410	692,428
	Opple Lighting Co. Ltd., Class A	132,500	393,756
	ORG Technology Co. Ltd., Class A	742,120	598,929
	Orient International Enterprise Ltd., Class A	231,000	239,243
#	Orient Overseas International Ltd.	409,000	7,140,360
Ω	Orient Securities Co. Ltd., Class H	1,352,000	1,074,713

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Oriental Energy Co. Ltd., Class A	447,680	$527,525
	Oriental Pearl Group Co. Ltd., Class A	635,660	934,247
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	123,240	215,623
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,081,600	579,500
*	PCI Technology Group Co. Ltd., Class A	460,500	361,554
*	Pengxin International Mining Co. Ltd., Class A	220,705	267,211
	People's Insurance Co. Group of China Ltd. , Class H	19,138,000	13,094,529
	PetroChina Co. Ltd., Class H	90,670,000	139,859,746
	PICC Property & Casualty Co. Ltd., Class H	9,521,000	17,198,377
	Ping An Bank Co. Ltd., Class A	5,013,713	8,438,751
#	Ping An Insurance Group Co. of China Ltd., Class H	19,281,000	156,717,856
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,200,990
*	Polaris Bay Group Co. Ltd., Class A	338,000	311,487
	Poly Property Services Co. Ltd., Class H	468,000	1,874,900
*	Porton Pharma Solutions Ltd., Class A	107,900	337,627
Ω	Postal Savings Bank of China Co. Ltd., Class H	30,135,000	19,377,469
	Pou Sheng International Holdings Ltd.	7,369,000	367,332
	Power Construction Corp. of China Ltd., Class A	4,101,720	3,364,297
	Prinx Chengshan Holdings Ltd.	259,500	265,371
		Shares	Value»
CHINA — (Continued)
	Pulike Biological Engineering, Inc., Class A	19,500	$34,190
	PW Medtech Group Ltd.	1,439,000	208,129
	Pylon Technologies Co. Ltd., Class A	25,254	285,904
	Q Technology Group Co. Ltd.	500,000	524,725
	Qfin Holdings, Inc., ADR	56,565	739,870
*	Qi An Xin Technology Group, Inc., Class A	50,335	223,382
	Qingdao Citymedia Co. Ltd., Class A	113,300	105,024
	Qingdao East Steel Tower Stock Co. Ltd., Class A	268,000	945,093
	Qingdao Gon Technology Co. Ltd., Class A	32,335	250,979
	Qingdao Hanhe Cable Co. Ltd., Class A	413,400	529,406
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	25,000	51,157
Ω	Qingdao Port International Co. Ltd., Class H	1,016,000	994,306
	Qingdao Rural Commercial Bank Corp., Class A	1,139,700	507,230
	Qingdao Sentury Tire Co. Ltd., Class A	249,340	629,325
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	75,400	89,436
*	Qingling Motors Co. Ltd., Class H	1,402,000	185,691
	Qinhuangdao Port Co. Ltd., Class H	1,469,000	464,892
*	Quzhou DFP New Material Group Co. Ltd.	208,596	138,752
	Rainbow Digital Commercial Co. Ltd., Class A	253,476	204,600
	Renhe Pharmacy Co. Ltd., Class A	457,500	381,410

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Rianlon Corp., Class A	58,219	$370,657
	Riyue Heavy Industry Co. Ltd., Class A	75,609	141,566
	Rizhao Port Co. Ltd., Class A	691,400	299,871
	Rongsheng Petrochemical Co. Ltd., Class A	1,671,967	3,423,965
*	Roshow Technology Co. Ltd., Class A	396,100	446,985
	Runjian Co. Ltd., Class A	53,400	469,457
	SAIC Motor Corp. Ltd., Class A	1,116,173	2,260,236
	Sailun Group Co. Ltd., Class A	473,700	968,095
	Sanan Optoelectronics Co. Ltd., Class A	655,700	1,315,128
	Sanquan Food Co. Ltd., Class A	278,300	586,392
	Sansure Biotech, Inc., Class A	111,673	280,835
	Sany Heavy Equipment International Holdings Co. Ltd.	1,564,000	2,161,896
	Sany Heavy Industry Co. Ltd., Class A	804,942	2,404,515
	Satellite Chemical Co. Ltd., Class A	403,731	1,752,132
	SDIC Capital Co. Ltd., Class A	87,400	86,064
#*	Seazen Group Ltd.	6,322,857	1,801,542
*††	S-Enjoy Service Group Co. Ltd.	244,000	16,355
	SF Holding Co. Ltd. 002352 C2, Class A	706,700	3,845,725
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	430,400	246,620
	Shaanxi Coal Industry Co. Ltd., Class A	1,996,400	7,631,654
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	830,200	423,366
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,342,700	2,057,990
	Shares	Value»
CHINA — (Continued)
Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	$354,555
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	117,909	281,401
Shandong Head Group Co. Ltd., Class A	20,500	80,382
Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	135,900	110,339
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	522,599	2,947,416
Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,220	104,031
Shandong Humon Smelting Co. Ltd., Class A	275,500	673,791
Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	98,600	224,814
Shandong Jinjing Science & Technology Co. Ltd., Class A	418,900	361,286
Shandong Linglong Tyre Co. Ltd., Class A	248,187	481,626
Shandong Lukang Pharma, Class A	162,100	193,569
Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	2,440,430
Shandong Pharmaceutical Glass Co. Ltd., Class A	132,500	361,976
Shandong Publishing & Media Co. Ltd., Class A	363,633	397,016
Shandong Sun Paper Industry JSC Ltd., Class A	883,381	1,906,105

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	29,000	$359,688
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,497,200	1,541,312
	Shandong Xiantan Group Co. Ltd.	217,200	203,851
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	338,000	267,514
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	351,200	577,076
	Shanghai Bailian Group Co. Ltd., Class A	396,500	480,444
	Shanghai Baosteel Packaging Co. Ltd., Class A	243,900	184,309
	Shanghai Bright Meat Group Co. Ltd., Class A	248,300	214,228
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	200,500	379,644
	Shanghai Construction Group Co. Ltd., Class A	2,377,229	941,839
	Shanghai Datun Energy Resources Co. Ltd., Class A	198,300	403,471
*	Shanghai Electric Group Co. Ltd., Class H	5,810,000	2,904,492
	Shanghai Environment Group Co. Ltd., Class A	360,586	432,767
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,263,500	3,101,042
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	132,700	538,570
	Shanghai Huayi Group Co. Ltd., Class A	274,300	438,381
#	Shanghai Industrial Holdings Ltd.	1,273,918	2,507,867
	Shares	Value»
CHINA — (Continued)
Shanghai International Airport Co. Ltd., Class A	113,300	$452,538
Shanghai Jahwa United Co. Ltd., Class A	77,400	228,492
Shanghai Jinjiang International Hotels Co. Ltd., Class A	274,950	1,029,092
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	226,200	191,985
Shanghai Lingang Holdings Corp. Ltd., Class A	225,159	297,189
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	41,358	49,934
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	623,310
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,907,900	2,874,676
Shanghai Pudong Construction Co. Ltd., Class A	244,593	253,347
Shanghai Pudong Development Bank Co. Ltd., Class A	5,862,228	7,954,701
Shanghai Putailai New Energy Technology Group Co. Ltd.	298,350	1,590,600
Shanghai QiFan Cable Co. Ltd., Class A	82,900	443,298
Shanghai RAAS Blood Products Co. Ltd., Class A	177,162	144,272
Shanghai Rural Commercial Bank Co. Ltd., Class A	1,624,600	2,133,476
Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	286,800	403,412
Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	112,100	209,995

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Tunnel Engineering Co. Ltd., Class A	632,134	$550,758
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	201,276	295,800
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	776,992	617,987
	Shanghai Zhezhong Group Co. Ltd., Class A	50,500	131,556
	Shanghai Zhonggu Logistics Co. Ltd., Class A	382,248	607,524
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	462,414
	Shantou Wanshun New Material Group Co. Ltd., Class A	50,200	72,019
	Shantui Construction Machinery Co. Ltd., Class A	441,300	771,974
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	358,726
	Shanxi Coal International Energy Group Co. Ltd., Class A	472,500	975,270
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,242,065	1,279,458
*	Shanxi Guoxin Energy Corp. Ltd., Class A	436,660	230,123
	Shanxi Hi-speed Group Co. Ltd., Class A	276,780	204,373
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	126,560	131,252
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	887,980	2,104,688
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,410,900	880,450
		Shares	Value»
CHINA — (Continued)
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	94,200	$79,189
*	Shanying International Holding Co. Ltd., Class A	718,200	152,926
	Shenghe Resources Holding Co. Ltd., Class A	36,393	139,697
	Shenma Industry Co. Ltd., Class A	312,300	350,893
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,188,800	425,158
	Shenzhen Agricultural Power Group Co. Ltd., Class A	270,241	292,495
	Shenzhen Airport Co. Ltd., Class A	597,901	625,180
	Shenzhen Aisidi Co. Ltd., Class A	143,300	289,885
	Shenzhen Cereals Holdings Co. Ltd., Class A	145,600	163,917
	Shenzhen Comix Group Co. Ltd., Class A	179,600	182,179
	Shenzhen Desay Battery Technology Co., Class A	97,430	416,555
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	160,200	173,059
	Shenzhen Gas Corp. Ltd., Class A	489,200	496,522
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	69,000	148,339
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	265,500	164,615
#	Shenzhen International Holdings Ltd.	3,207,090	3,040,144
*	Shenzhen Investment Ltd.	902,000	94,762
	Shenzhen Invt Electric Co. Ltd., Class A	205,400	235,550

Dimensional Emerging Markets Value Fund
CONTINUED
	Shares	Value»
CHINA — (Continued)
Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	$294,823
Shenzhen Kaifa Technology Co. Ltd., Class A	125,848	543,308
Shenzhen Kangtai Biological Products Co. Ltd., Class A	125,600	259,945
Shenzhen Kedali Industry Co. Ltd., Class A	48,200	1,357,028
Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	173,800	375,152
Shenzhen Laibao Hi-tech Co. Ltd., Class A	195,200	301,167
Shenzhen Leaguer Co. Ltd., Class A	355,700	445,611
Shenzhen Microgate Technology Co. Ltd., Class A	80,200	146,914
Shenzhen MTC Co. Ltd., Class A	987,028	1,604,550
Shenzhen Noposin Crop Science Co. Ltd., Class A	196,000	314,508
Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	972,500	204,975
Shenzhen SC New Energy Technology Corp., Class A	69,700	956,907
Shenzhen Senior Technology Material Co. Ltd., Class A	257,900	625,616
Shenzhen Topraysolar Co. Ltd., Class A	344,500	276,734
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	422,900	280,666
Shenzhen Yinghe Technology Co. Ltd., Class A	116,600	498,098
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	1,034,224
Shenzhou International Group Holdings Ltd.	11,700	71,316
		Shares	Value»
CHINA — (Continued)
	Shinva Medical Instrument Co. Ltd., Class A	112,750	$227,436
	Shoucheng Holdings Ltd.	6,075,683	1,263,538
	Shougang Fushan Resources Group Ltd.	8,236,819	2,922,078
	Shui On Land Ltd.	12,482,303	847,751
	Sichuan Development Lomon Co. Ltd., Class A	341,500	548,807
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,233,800	536,637
*	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	596,136
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	1,461,860
*	Sichuan Lutianhua Co. Ltd., Class A	445,200	318,060
	Sichuan New Energy Power Co. Ltd., Class A	303,200	776,646
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,634,598	1,961,278
	Sichuan Yahua Industrial Group Co. Ltd., Class A	95,800	430,889
	Sinofert Holdings Ltd.	11,308,000	2,262,914
	Sinolink Securities Co. Ltd., Class A	543,205	716,557
	Sinoma International Engineering Co., Class A	728,500	998,052
	Sinoma Science & Technology Co. Ltd., Class A	270,862	2,202,762
	Sinomach Automobile Co. Ltd., Class A	391,700	348,586
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	830,200	523,420
	Sinopec Engineering Group Co. Ltd., Class H	5,842,500	4,696,364
#	Sinopec Kantons Holdings Ltd.	3,896,000	2,026,361

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	4,378,000	$729,873
	Sinopharm Group Co. Ltd., Class H	5,156,400	12,265,846
	Sino-Platinum Metals Co. Ltd., Class A	116,900	345,456
	Sinosteel Engineering & Technology Co. Ltd., Class A	624,600	595,828
	Sinotrans Ltd., Class H	9,862,000	6,434,734
	Sinotruk Hong Kong Ltd.	2,114,835	10,402,252
	Sinotruk Jinan Truck Co. Ltd., Class A	334,358	1,071,164
	Skyworth Digital Co. Ltd., Class A	28,300	52,760
*	Skyworth Group Ltd.	730,000	586,906
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	97,400	147,510
	Snowsky Salt Industry Group Co. Ltd., Class A	472,000	478,963
	Solareast Holdings Co. Ltd., Class A	29,100	35,781
	SooChow Securities Co. Ltd., Class A	848,030	1,001,178
	Southern Publishing & Media Co. Ltd., Class A	234,900	430,591
	Southwest Securities Co. Ltd., Class A	910,400	566,460
#	SSY Group Ltd.	1,162,000	342,064
	Stanley Agricultural Group Co. Ltd., Class A	346,000	554,638
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	504,700	431,137
	State Grid Yingda Co. Ltd., Class A	798,300	695,413
	STO Express Co. Ltd., Class A	166,400	398,982
	Sumavision Technologies Co. Ltd., Class A	213,100	173,941
	Sumec Corp. Ltd., Class A	415,300	745,003
#	Sun Art Retail Group Ltd.	6,356,500	1,182,797
		Shares	Value»
CHINA — (Continued)
	Sun King Technology Group Ltd.	626,000	$129,433
	Sunny Optical Technology Group Co. Ltd.	110,300	908,057
	Sunrise Group Co. Ltd., Class A	194,800	211,764
#*	Sunshine Lake Pharma Co. Ltd., Class H	153,779	808,819
	Sunstone Development Co. Ltd., Class A	94,600	346,661
	Suntak Technology Co. Ltd., Class A	240,308	491,831
	Sunwoda Electronic Co. Ltd., Class A	141,700	573,632
	Suofeiya Home Collection Co. Ltd., Class A	104,300	183,504
	Suzhou Anjie Technology Co. Ltd., Class A	138,800	336,441
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	492,975	426,786
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	299,900	358,418
*	Taiyuan Heavy Industry Co. Ltd., Class A	489,800	171,630
*	Tangrenshen Group Co. Ltd., Class A	438,900	267,626
	TangShan Port Group Co. Ltd., Class A	1,646,190	1,120,943
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	751,025
*	Tanwan, Inc.	17,000	33,195
	Tasly Pharmaceutical Group Co. Ltd., Class A	89,200	197,746
	Tayho Advanced Materials Group Co. Ltd., Class A	262,400	436,334
	TBEA Co. Ltd., Class A	1,143,998	4,528,260
	TCL Electronics Holdings Ltd.	3,778,666	7,302,131

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TCL Technology Group Corp., Class A	4,338,998	$2,717,395
	TDG Holdings Co. Ltd., Class A	321,400	1,317,240
	Ten Pao Group Holdings Ltd.	304,000	92,201
#	Tian An China Investment Co. Ltd.	4,049,000	2,164,551
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	987,456
#	Tiangong International Co. Ltd.	5,220,000	2,285,901
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	126,000	69,461
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	525,711	263,617
	Tianjin Port Co. Ltd., Class A	686,668	477,251
	Tianjin Port Development Holdings Ltd.	6,413,657	574,530
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	39,800	105,027
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	134,611	84,772
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	102,461	83,571
	Tianneng Battery Group Co. Ltd., Class A	81,158	363,420
	Tianneng Power International Ltd.	3,920,000	2,881,863
*	Tianqi Lithium Corp., Class H	326,800	2,786,933
	Tianrun Industry Technology Co. Ltd., Class A	286,100	471,942
	Tianshan Aluminum Group Co. Ltd., Class A	754,429	1,855,059
	Tianshui Huatian Technology Co. Ltd., Class A	948,176	1,829,365
		Shares	Value»
CHINA — (Continued)
	Tinergy Chemical Co. Ltd., Class A	714,560	$480,609
	Titan Wind Energy Suzhou Co. Ltd., Class A	431,000	760,925
	Tofflon Science & Technology Group Co. Ltd., Class A	189,800	366,404
	Toly Bread Co. Ltd., Class A	510,435	372,825
	Tomson Group Ltd.	1,155,317	350,173
#	Tong Ren Tang Technologies Co. Ltd., Class H	2,298,000	1,130,389
	Tongcheng Travel Holdings Ltd.	568,000	1,296,448
*	Tongdao Liepin Group	149,000	48,015
	Tongkun Group Co. Ltd., Class A	547,222	1,943,802
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	3,250,097
*	Tongwei Co. Ltd., Class A	180,814	463,443
	Tongyu Heavy Industry Co. Ltd., Class A	1,188,500	553,799
	Topsec Technologies Group, Inc., Class A	218,500	235,001
Ω	Topsports International Holdings Ltd.	6,738,000	2,582,452
	Transfar Zhilian Co. Ltd., Class A	602,400	515,515
	TravelSky Technology Ltd., Class H	1,901,000	2,353,665
	Triangle Tyre Co. Ltd., Class A	170,100	366,164
*	Trina Solar Co. Ltd., Class A	18,551	47,313
	Trip.com Group Ltd. (9961 HK)	11,850	639,888
	Trip.com Group Ltd. (TCOM US), ADR	686,188	37,198,252
*††	Trony Solar Holdings Co. Ltd.	8,775,000	0
*	Tsinghua Tongfang Co. Ltd., Class A	458,200	538,040
	Unilumin Group Co. Ltd., Class A	155,400	145,350
#	Uni-President China Holdings Ltd.	907,000	834,845

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	V V Food & Beverage Co. Ltd., Class A	314,300	$172,157
	Valiant Co. Ltd., Class A	211,046	514,249
	Vatti Corp. Ltd., Class A	222,900	192,641
*	Venustech Group, Inc., Class A	97,100	222,785
	Vipshop Holdings Ltd., ADR	1,366,683	19,666,568
#*Ω	Viva Biotech Holdings	1,132,500	245,693
	Walvax Biotechnology Co. Ltd., Class A	191,900	366,242
	Wangneng Environment Co. Ltd., Class A	130,540	334,897
	Wanhua Chemical Group Co. Ltd., Class A	606,600	7,975,632
	Wasion Holdings Ltd.	1,040,000	3,606,419
	Wasu Media Holding Co. Ltd., Class A	189,586	205,985
	Weibo Corp. (9898 HK), Class A	46,040	381,175
	Weichai Power Co. Ltd., Class H	6,329,000	31,460,746
	Weifu High-Technology Group Co. Ltd., Class A	130,000	373,150
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	112,200	181,133
	Wencan Group Co. Ltd., Class A	41,500	113,367
	Wens Foodstuff Group Co. Ltd., Class A	150,100	361,191
#	West China Cement Ltd.	10,992,000	3,557,525
	Western Securities Co. Ltd., Class A	556,948	587,516
#	Wharf Holdings Ltd.	1,079,000	3,572,381
	Windey Energy Technology Group Co. Ltd., Class A	182,430	434,003
*	Wingtech Technology Co. Ltd., Class A	31,900	131,266
	Winner Medical Co. Ltd., Class A	75,640	347,274
	Wuchan Zhongda Group Co. Ltd., Class A	1,292,000	970,494
		Shares	Value»
CHINA — (Continued)
	Wuhu Token Science Co. Ltd., Class A	586,700	$565,098
	Wuliangye Yibin Co. Ltd., Class A	4,500	64,016
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	216,923	537,764
	Wuxi Rural Commercial Bank Co. Ltd., Class A	418,200	350,687
	Wuxi Taiji Industry Ltd. Co., Class A	411,647	585,117
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	4,157,218
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,115,500	57,718
	Xiamen Bank Co. Ltd., Class A	706,900	797,871
	Xiamen C & D, Inc., Class A	598,500	833,335
	Xiamen Port Development Co. Ltd., Class A	151,800	242,569
	Xiamen Xiangyu Co. Ltd., Class A	608,601	643,827
	Xi'An Shaangu Power Co. Ltd., Class A	462,200	622,403
	Xiandai Investment Co. Ltd., Class A	348,400	215,512
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	31,300	56,766
	Xianhe Co. Ltd., Class A	123,874	399,530
	Xinfengming Group Co. Ltd., Class A	420,160	1,142,299
	Xingfa Aluminium Holdings Ltd.	447,000	427,238
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,785,000	2,362,518
	Xinjiang Joinworld Co. Ltd., Class A	380,300	482,401
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	326,600	196,524
#	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	445,443

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	312,000	$393,677
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	345,800	350,905
*	Xinxiang Chemical Fiber Co. Ltd., Class A	440,670	522,225
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	942,800	636,900
#	Xinyi Energy Holdings Ltd.	5,546,816	845,259
#	Xinyi Solar Holdings Ltd.	13,806,361	5,082,523
	Xinyu Iron & Steel Co. Ltd., Class A	779,300	353,570
	Xtep International Holdings Ltd.	5,495,237	3,018,233
	Xuji Electric Co. Ltd., Class A	224,900	833,937
	Yangling Metron New Material, Inc., Class A	144,140	419,029
	Yankuang Energy Group Co. Ltd., Class H	2,618,000	5,492,978
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	56,001	158,844
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	145,503	2,924,426
*	Yechiu Metal Recycling China Ltd., Class A	319,500	191,802
*	Yibin Tianyuan Group Co. Ltd., Class A	235,590	241,729
	Yifan Pharmaceutical Co. Ltd., Class A	140,800	231,356
	Yihai International Holding Ltd.	130,000	273,428
	Yiren Digital Ltd., Sponsored ADR	194,086	374,586
#Ω	Yixin Group Ltd.	4,875,000	1,183,264
	Yonfer Agricultural Technology Co. Ltd., Class A	410,300	916,653
	Yongjin Technology Group Co. Ltd.	98,900	281,085
		Shares	Value»
CHINA — (Continued)
	YongXing Special Materials Technology Co. Ltd., Class A	67,070	$858,479
	Yotrio Group Co. Ltd., Class A	360,200	171,895
	Youngor Fashion Co. Ltd., Class A	851,613	958,828
	YTO Express Group Co. Ltd., Class A	530,600	1,671,777
#	Yuexiu Property Co. Ltd.	1,205,000	599,868
	Yueyang Forest & Paper Co. Ltd., Class A	325,800	221,845
	YUNDA Holding Group Co. Ltd., Class A	70,889	81,628
	Yunnan Aluminium Co. Ltd., Class A	478,530	2,249,719
	Yunnan Baiyao Group Co. Ltd., Class A	60,508	470,587
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	987,900	1,306,374
	Yunnan Copper Co. Ltd., Class A	274,200	775,469
	Yunnan Energy Investment Co. Ltd., Class A	202,100	343,244
*	Yunnan Energy New Material Group Co. Ltd., Class A	79,800	975,747
	Yunnan Tin Co. Ltd., Class A	202,400	1,057,647
	Yunnan Yuntianhua Co. Ltd., Class A	156,000	829,066
	Zanyu Technology Group Co. Ltd., Class A	26,800	50,312
	ZBOM Home Collection Co. Ltd., Class A	115,400	147,937
	ZCZL Industrial Technology Group Co. Ltd., Class H	1,012,800	2,258,604
	Zhefu Holding Group Co. Ltd., Class A	1,424,640	1,104,417
	Zhejiang Chint Electrics Co. Ltd., Class A	641,052	3,081,415

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	$485,107
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	521,900	342,456
	Zhejiang Dafeng Industry Co. Ltd., Class A	111,800	204,448
	Zhejiang Dahua Technology Co. Ltd., Class A	514,923	1,400,721
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	357,500	690,355
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	221,800	380,876
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	53,800	102,831
#*††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	217,500	283,875
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,717,756
	Zhejiang Hailide New Material Co. Ltd., Class A	49,400	44,807
	Zhejiang Hangmin Co. Ltd., Class A	477,181	497,751
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	279,664	464,320
	Zhejiang Huace Film & Television Co. Ltd., Class A	385,032	494,473
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	54,100	135,214
	Zhejiang Huayou Cobalt Co. Ltd., Class A	269,331	2,652,004
	Zhejiang International Group Co. Ltd., Class A	72,600	112,916
	Shares	Value»
CHINA — (Continued)
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	430,300	$515,379
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	120,800	756,104
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	56,551	122,595
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	212,800	432,111
Zhejiang Longsheng Group Co. Ltd., Class A	589,533	1,134,795
Zhejiang Medicine Co. Ltd., Class A	238,117	508,717
Zhejiang NHU Co. Ltd., Class A	48,976	250,017
Zhejiang Orient Holdings Group Co. Ltd., Class A	845,600	696,495
Zhejiang Runtu Co. Ltd., Class A	347,530	554,283
Zhejiang Semir Garment Co. Ltd., Class A	208,999	185,640
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	373,900	286,272
Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	407,655
Zhejiang Taihua New Material Group Co. Ltd., Class A	230,500	306,836
Zhejiang Wanliyang Co. Ltd., Class A	192,341	200,864
Zhejiang Wanma Co. Ltd., Class A	242,300	460,293
Zhejiang Wansheng Co. Ltd., Class A	126,752	241,905
Zhejiang Weiming Environment Protection Co. Ltd., Class A	202,500	637,877

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	70,300	$103,005
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	231,800	297,931
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	264,528	486,241
	Zhejiang Xinao Textiles, Inc., Class A	182,940	233,567
	Zhejiang Xinhua Chemical Co. Ltd., Class A	10,500	52,870
	Zhejiang Yasha Decoration Co. Ltd., Class A	338,200	207,107
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	203,500	153,137
	Zheshang Securities Co. Ltd., Class A	479,500	693,739
*	Zhewen Interactive Group Co. Ltd., Class A	188,400	277,686
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	190,100	285,658
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	484,500	668,341
	Zhongsheng Group Holdings Ltd.	2,400,500	2,191,273
	Zhongtai Securities Co. Ltd., Class A	941,000	831,431
*††	Zhongtian Financial Group Co. Ltd., Class A	926,500	0
	Zhongtong Bus Holding Co. Ltd., Class A	85,500	150,068
	ZhongYeDa Electric Co. Ltd., Class A	139,300	207,360
	Zhongyuan Environment-Protection Co. Ltd., Class A	187,400	232,262
		Shares	Value»
CHINA — (Continued)
Ω	Zhou Hei Ya International Holdings Co. Ltd.	2,947,000	$554,210
	Zhuhai Port Co. Ltd., Class A	167,900	127,762
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,184,200	5,410,812
	Zhuzhou Kibing Group Co. Ltd., Class A	833,546	774,692
	Zhuzhou Times New Material Technology Co. Ltd., Class A	213,900	377,242
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	495,500	478,318
#Ω	ZJLD Group, Inc.	118,200	123,200
	ZJMI Environmental Energy Co. Ltd., Class A	136,403	280,405
*	Zonqing Environmental Ltd.	260,000	8,959
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,245,400	4,275,499
#	ZTE Corp., Class H	1,121,200	3,599,182
#	ZTO Express Cayman, Inc. (2057 HK)	1,140,350	28,895,154
TOTAL CHINA			3,505,767,885
COLOMBIA — (0.1%)
	Almacenes Exito SA	22,549	26,153
	Cementos Argos SA	152,535	498,879
*	Corp. Financiera Colombiana SA	63,014	268,440
	Grupo Argos SA	934,468	4,057,890
	Grupo de Inversiones Suramericana SA	276,811	3,899,786
	Mineros SA	30,859	115,006
TOTAL COLOMBIA			8,866,154
CZECH REPUBLIC — (0.1%)
	CEZ AS	13,293	766,339
	Komercni Banka AS	277,089	14,763,239
Ω	Moneta Money Bank AS	103,675	912,647
TOTAL CZECH REPUBLIC			16,442,225

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
GREECE — (0.5%)
	Alpha Bank SA	6,758,535	$27,123,551
	Bank of Greece	19,140	335,170
	ElvalHalcor SA	35,785	167,352
	Fourlis Holdings SA	7,021	37,473
	GEK Terna SA	27,484	1,320,789
	Helleniq Energy Holdings SA	350,372	4,044,544
#	Intracom Holdings SA	244,175	955,926
*	LAMDA Development SA	7,628	54,338
	Motor Oil Hellas Corinth Refineries SA	134,321	5,995,459
	Piraeus Bank SA	3,886,723	36,795,793
	Titan SA (TITC GA)	14,234	765,111
TOTAL GREECE			77,595,506
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	3,984,000	510,569
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	1,820,667	24,317,184
	Richter Gedeon Nyrt	645	27,206
TOTAL HUNGARY			24,344,390
INDIA — (13.3%)
	Aarti Drugs Ltd.	33,863	135,337
	Aarti Industries Ltd.	130,699	701,977
	Aarti Pharmalabs Ltd.	5,407	42,783
	ACC Ltd.	232,848	3,490,383
*	Aditya Birla Capital Ltd.	1,653,183	6,055,059
*	Aditya Birla Fashion & Retail Ltd.	12,360	8,389
	Advanced Enzyme Technologies Ltd.	38,547	140,695
	AGI Greenpac Ltd.	39,925	267,766
	Ahluwalia Contracts India Ltd.	1,155	10,935
	Alembic Ltd.	360,019	352,088
	Alembic Pharmaceuticals Ltd.	80,948	645,119
	Allcargo Global Ltd.	1,600,297	392,345
*	Allcargo Logistics Ltd.	52,883	5,382
	Amara Raja Energy & Mobility Ltd.	201,178	1,859,994
	Ambuja Cements Ltd.	1,346,803	6,330,694
	Apollo Pipes Ltd.	3,561	16,937
	Apollo Tyres Ltd.	1,851,897	8,015,621
		Shares	Value»
INDIA — (Continued)
*	Arman Financial Services Ltd.	1,487	$23,372
	Arvind Ltd.	924,337	3,896,182
*	Ashoka Buildcon Ltd.	347,982	494,547
*	Asian Granito India Ltd.	29,458	20,406
	Associated Alcohols & Breweries Ltd.	1,364	12,739
	Aurobindo Pharma Ltd.	1,045,999	15,349,225
	Avanti Feeds Ltd.	36,952	543,203
*	AvenuesAI Ltd.	2,852,144	417,971
	Axis Bank Ltd. (AXSB IN)	9,566,457	129,039,158
*	Bajaj Consumer Care Ltd.	91,597	436,528
	Bajaj Holdings & Investment Ltd.	144,873	15,714,535
	Balmer Lawrie & Co. Ltd.	410,440	821,021
	Balrampur Chini Mills Ltd.	702,917	3,882,327
	Banco Products India Ltd.	77,163	503,840
Ω	Bandhan Bank Ltd.	125,421	267,150
	Bank of Baroda	4,048,927	11,324,074
	Bank of India	1,684,055	2,499,877
	Bank of Maharashtra	2,670,903	2,222,455
	Bhansali Engineering Polymers Ltd.	105,389	106,942
	Bharat Bijlee Ltd.	6,801	224,980
	Bharat Heavy Electricals Ltd.	2,308,086	8,605,137
	Biocon Ltd.	750,486	2,846,846
	Birla Corp. Ltd.	160,444	1,558,901
	Birlasoft Ltd.	236,487	925,011
	Bliss Gvs Pharma Ltd.	75,416	220,777
	Bombay Burmah Trading Co.	31,019	491,960
	BSE Ltd.	55,041	2,122,718
	Can Fin Homes Ltd.	202,155	1,865,090
	Canara Bank	6,645,835	9,488,738
*	Capacit'e Infraprojects Ltd.	82,407	220,399
	Caplin Point Laboratories Ltd.	2,700	48,782
*	Cartrade Tech Ltd.	12,748	219,231
	Ceat Ltd.	109,117	3,991,671
	Century Enka Ltd.	29,599	131,778
	Chambal Fertilisers & Chemicals Ltd.	870,457	4,015,619

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Cholamandalam Financial Holdings Ltd.	395,691	$6,478,614
	CIE Automotive India Ltd.	390,539	1,961,251
	Cipla Ltd.	790,605	10,918,017
	City Union Bank Ltd.	1,272,397	3,637,485
	CMS Info Systems Ltd.	20,862	63,900
	Container Corp. of India Ltd.	410,423	2,208,620
	Coromandel International Ltd.	9,978	210,734
	Cosmo First Ltd.	13,485	101,789
*	CSB Bank Ltd.	97,095	395,907
	Cyient Ltd.	128,294	1,187,176
	Dalmia Bharat Ltd.	287,396	5,790,647
*	Dalmia Bharat Refractories Ltd.	799	0
	Datamatics Global Services Ltd.	1,829	14,320
	DB Corp. Ltd.	118,702	270,665
	DCB Bank Ltd.	991,236	1,968,895
*	DCM Shriram Fine Chemicals Ltd.	4,862	1,338
*	DCM Shriram International Ltd.	4,862	3,358
	DCM Shriram Ltd.	198,900	2,538,603
	DCW Ltd.	322,905	162,220
	Deep Industries Ltd.	25,629	132,038
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	311,114	4,096,845
*	Delhivery Ltd.	82,038	405,367
	Delta Corp. Ltd.	54,577	40,972
*	Digitide Solutions Ltd.	45,222	46,219
Ω	Dilip Buildcon Ltd.	49,099	239,232
*	Dishman Carbogen Amcis Ltd.	326,616	636,368
	DLF Ltd.	621,310	3,868,414
#	Dr. Reddy's Laboratories Ltd., ADR	420,830	5,740,121
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	931,600	13,031,264
	eClerx Services Ltd.	1,013	15,335
	Edelweiss Financial Services Ltd.	730,629	882,654
*	EID Parry India Ltd.	507,826	4,542,256
	Electrosteel Castings Ltd.	905,986	786,623
	EPL Ltd.	271,090	652,214
		Shares	Value»
INDIA — (Continued)
*Ω	Equitas Small Finance Bank Ltd.	156,871	$110,768
	Escorts Kubota Ltd.	31,899	1,106,999
*	Eureka Forbes Ltd.	49,543	264,973
	Exide Industries Ltd.	1,037,403	3,947,327
	FDC Ltd.	121,626	473,067
*	Fedbank Financial Services Ltd.	12,058	18,671
	Federal Bank Ltd.	8,795,361	26,803,331
	FIEM Industries Ltd.	27,290	629,524
	Filatex India Ltd.	432,308	209,442
	Finolex Cables Ltd.	133,045	1,393,606
	Finolex Industries Ltd.	809,824	1,476,675
	Firstsource Solutions Ltd.	1,062,209	2,402,218
	Force Motors Ltd.	4,067	861,004
	Fortis Healthcare Ltd.	243,302	2,377,187
	G R Infraprojects Ltd.	6,898	67,996
	Gabriel India Ltd.	14,012	152,305
	GAIL India Ltd. (GAIL IN)	7,516,829	13,042,291
	Garware Hi-Tech Films Ltd.	2,592	110,020
	Gateway Distriparks Ltd.	1,318,343	805,309
	Geojit Financial Services Ltd.	30,015	20,578
	GHCL Ltd.	301,914	1,621,362
	GHCL Textiles Ltd.	339,043	324,194
	GIC Housing Finance Ltd.	31,531	50,448
Ω	Gland Pharma Ltd.	1,886	35,167
	Glenmark Pharmaceuticals Ltd.	544,622	13,813,832
	GM Breweries Ltd.	955	9,698
	Godawari Power & Ispat Ltd.	382,430	1,202,653
	Godfrey Phillips India Ltd.	138,807	3,316,261
*	Godrej Industries Ltd.	18,014	181,125
*	Godrej Properties Ltd.	36,112	700,021
	Goodluck India Ltd.	5,303	70,275
	Granules India Ltd.	568,863	4,222,747
	Graphite India Ltd.	99,552	740,896
	Grasim Industries Ltd.	890,461	26,327,944
	Great Eastern Shipping Co. Ltd.	503,782	8,430,718
*	Greenpanel Industries Ltd.	7,299	17,715
	Gujarat Alkalies & Chemicals Ltd.	122,273	1,028,847
	Gujarat Ambuja Exports Ltd.	632,836	1,040,310

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Fluorochemicals Ltd.	15,590	$592,160
	Gujarat Mineral Development Corp. Ltd.	382,949	2,984,845
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	345,110	1,723,344
	Gujarat Pipavav Port Ltd.	739,234	1,214,834
	Gujarat State Fertilizers & Chemicals Ltd.	1,130,046	2,044,939
	Gujarat State Petronet Ltd.	1,318,554	3,979,159
	HDFC Bank Ltd.	10,996,321	90,295,157
	HEG Ltd.	262,231	1,644,701
	HeidelbergCement India Ltd.	316,649	530,461
	Hero MotoCorp Ltd. (HMCL IN)	182,434	9,879,434
	HFCL Ltd.	164,462	202,477
	HG Infra Engineering Ltd.	16,921	107,105
	Hikal Ltd.	204,638	408,302
	Himatsingka Seide Ltd.	4,883	4,595
	Hindalco Industries Ltd.	5,483,147	60,183,021
*	Hinduja Global Solutions Ltd.	56,267	241,995
	ICICI Bank Ltd. (IBN US), Sponsored ADR	804,919	21,402,793
	IDFC First Bank Ltd.	14,791,456	10,930,087
*	IFCI Ltd.	102,183	63,519
	IIFL Capital Services Ltd.	768,216	2,561,187
	IIFL Finance Ltd.	753,486	3,681,347
*	India Cements Ltd.	178,846	744,321
	India Glycols Ltd.	151,544	1,670,973
	India Nippon Electricals Ltd.	6,634	55,282
	Indian Bank	606,492	5,455,440
	Indian Metals & Ferro Alloys Ltd.	10,223	162,298
	Indo Count Industries Ltd.	269,979	805,062
*	Indus Towers Ltd.	4,000,754	17,361,326
*	IndusInd Bank Ltd.	1,177,129	11,478,623
	Info Edge India Ltd.	468,317	4,812,406
*	Inox Green Energy Services Ltd.	104,736	199,899
		Shares	Value»
INDIA — (Continued)
	IOL Chemicals & Pharmaceuticals Ltd.	512,670	$512,247
	Ipca Laboratories Ltd.	38,656	624,062
Ω	IRCON International Ltd.	616,627	1,000,877
	J Kumar Infraprojects Ltd.	207,810	1,142,464
	Jagran Prakashan Ltd.	42,054	29,396
	Jai Corp. Ltd.	50,855	62,079
	Jammu & Kashmir Bank Ltd.	1,487,514	2,043,958
	Jindal Poly Films Ltd.	54,978	421,321
	Jindal Saw Ltd.	1,508,427	3,586,409
	Jindal Stainless Ltd.	703,263	5,726,750
	Jindal Steel Ltd.	1,796,070	23,370,670
	Jio Financial Services Ltd.	9,844,822	25,752,456
	JK Lakshmi Cement Ltd.	245,240	1,674,495
	JK Paper Ltd.	431,544	1,643,220
	JK Tyre & Industries Ltd.	610,769	2,661,025
	JM Financial Ltd.	2,405,311	3,515,811
	JSW Energy Ltd.	673,885	3,995,683
	JSW Steel Ltd.	3,139,063	41,971,501
	JTL Industries Ltd.	20,971	17,397
	Jubilant Ingrevia Ltd.	53,900	401,510
	Jubilant Pharmova Ltd.	405,731	4,004,775
*	Just Dial Ltd.	5,531	30,996
	Kalpataru Projects International Ltd.	438,602	5,804,670
	Kalyani Steels Ltd.	92,366	834,174
	Karnataka Bank Ltd.	1,019,469	2,895,486
	Karur Vysya Bank Ltd.	2,638,871	8,165,709
	Kaveri Seed Co. Ltd.	84,229	866,638
	KCP Ltd.	109,886	209,072
	Kirloskar Ferrous Industries Ltd.	22,923	105,292
	Kirloskar Oil Engines Ltd.	233,842	4,222,065
	Kitex Garments Ltd.	65,764	116,173
	KNR Constructions Ltd.	447,105	595,080
*	Kolte-Patil Developers Ltd.	100,381	407,228
	Kotak Mahindra Bank Ltd.	1,590,130	6,465,540
	KRBL Ltd.	237,698	920,351
	Krsnaa Diagnostics Ltd.	12,690	78,556

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	L&T Finance Ltd.	2,844,416	$8,460,023
	Larsen & Toubro Ltd.	1,043,985	44,425,628
	LG Balakrishnan & Bros Ltd.	55,809	1,048,453
	LIC Housing Finance Ltd.	1,549,229	9,103,986
	LT Foods Ltd.	704,871	3,213,086
	Lupin Ltd.	390,200	9,567,080
	LUX Industries Ltd.	1,514	22,571
	Maharashtra Seamless Ltd.	294,087	1,991,437
	Mahindra & Mahindra Financial Services Ltd.	2,664,511	8,784,185
	Mahindra & Mahindra Ltd.	1,840,661	60,304,305
	Mahindra Lifespace Developers Ltd.	23,325	83,667
	Maithan Alloys Ltd.	22,953	239,633
*	Man Industries India Ltd.	32,838	184,614
	Manappuram Finance Ltd.	2,320,125	7,273,766
	Marksans Pharma Ltd.	966,304	1,897,729
	Maruti Suzuki India Ltd.	68,330	9,644,391
Ω	MAS Financial Services Ltd.	44,653	160,914
	Mastek Ltd.	1,510	27,266
*	Max Estates Ltd.	1,944	8,002
	Mayur Uniquoters Ltd.	31,030	180,063
*	Meghmani Organics Ltd.	339,460	176,902
	MOIL Ltd.	328,793	1,081,111
	Monte Carlo Fashions Ltd.	27,961	166,597
	Morepen Laboratories Ltd.	267,822	117,832
	MRF Ltd.	7,176	9,864,689
	Muthoot Finance Ltd.	50,771	1,843,917
	Natco Pharma Ltd.	133,104	1,539,572
	National Aluminium Co. Ltd.	3,840,493	16,088,861
	National Fertilizers Ltd.	369,527	306,767
	Nava Ltd.	659,778	4,605,751
	Navneet Education Ltd.	99,277	152,325
*	Nazara Technologies Ltd.	12,797	35,716
	NCC Ltd.	2,072,365	3,601,350
	NESCO Ltd.	31,071	405,711
		Shares	Value»
INDIA — (Continued)
	NIIT Learning Systems Ltd.	430,894	$1,412,121
	NIIT Ltd.	427,275	317,479
	Nilkamal Ltd.	35,509	488,827
	NMDC Ltd.	10,397,661	9,955,584
*	NMDC Steel Ltd.	2,233,783	1,011,786
	NOCIL Ltd.	333,297	636,103
	NRB Bearings Ltd.	106,464	317,769
	Nucleus Software Exports Ltd.	20,834	178,009
*	Nuvoco Vistas Corp. Ltd.	14,581	45,661
	Oberoi Realty Ltd.	239,718	4,237,317
*	Onesource Specialty Pharma Ltd.	32,897	609,371
	Orient Cement Ltd.	418,372	639,003
*	Orient Green Power Co. Ltd.	503,154	67,323
	Paisalo Digital Ltd.	157,006	83,069
	Panama Petrochem Ltd.	46,856	139,822
Ω	Paradeep Phosphates Ltd.	37,089	50,790
Ω	Parag Milk Foods Ltd., Class F	88,474	211,157
*	Patel Engineering Ltd.	988,169	296,538
	PCBL Chemical Ltd.	774,462	2,372,443
*	Pennar Industries Ltd.	110,596	195,997
	Petronet LNG Ltd.	3,739,500	11,030,092
*	Piramal Finance Ltd.	281,593	5,941,633
	Piramal Pharma Ltd.	1,576,843	2,705,231
Ω	PNB Housing Finance Ltd.	512,667	5,663,558
	PNC Infratech Ltd.	337,229	761,118
	Pokarna Ltd.	1,170	10,902
	Polyplex Corp. Ltd.	91,920	921,753
	Power Finance Corp. Ltd.	6,354,839	30,209,092
	Power Mech Projects Ltd.	13,818	366,156
	Prakash Industries Ltd.	453,205	684,546
Ω	Prataap Snacks Ltd.	3,176	33,541
	Prestige Estates Projects Ltd.	350,276	5,228,397
*	PSP Projects Ltd.	6,351	53,268
*	PTC India Financial Services Ltd.	696,718	229,811
	PTC India Ltd.	1,137,852	2,536,496
	Punjab National Bank	6,093,734	7,068,373
*	PVR Inox Ltd.	38,760	440,338
Ω	Quess Corp. Ltd.	18,269	38,192
	Rain Industries Ltd.	816,742	1,089,553

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rallis India Ltd.	340,356	$954,883
	Ramco Cements Ltd.	81,597	802,653
	Ramco Industries Ltd.	94,039	266,158
*	Ramky Infrastructure Ltd.	13,676	72,833
	Rane Holdings Ltd.	4,370	52,028
	Rashtriya Chemicals & Fertilizers Ltd.	975,347	1,337,885
*	Raymond Lifestyle Ltd.	133,014	1,129,497
*	Raymond Ltd.	166,268	825,387
*	Raymond Realty Ltd.	166,268	784,047
Ω	RBL Bank Ltd.	1,770,101	6,338,663
	REC Ltd.	7,352,254	27,675,604
	Redington Ltd.	3,478,812	7,962,139
	Redtape Ltd.	161,903	220,827
	Reliance Industries Ltd. (RIL IN)	21,851,121	332,607,122
*	Reliance Power Ltd.	8,487,744	2,602,621
	Repco Home Finance Ltd.	198,419	858,264
	Rhi Magnesita India Ltd.	13,368	57,187
	Rico Auto Industries Ltd.	203,415	244,503
	RITES Ltd.	119,262	276,312
*	RPSG Ventures Ltd.	4,159	37,429
*	SAMHI Hotels Ltd.	9,911	16,394
*	Sammaan Capital Ltd.	139,053	214,013
	Samvardhana Motherson International Ltd.	12,595,117	16,237,733
	Sandhar Technologies Ltd.	23,759	125,597
	Sandur Manganese & Iron Ores Ltd.	31,329	69,699
	Sanghvi Movers Ltd.	22,253	75,488
	Sarda Energy & Minerals Ltd.	200,161	1,253,199
	Sasken Technologies Ltd.	7,505	104,696
*	Satin Creditcare Network Ltd.	17,437	32,431
	Savita Oil Technologies Ltd.	19,237	73,163
	Seshasayee Paper & Boards Ltd.	83,170	235,203
Ω	SH Kelkar & Co. Ltd.	60,948	93,917
*	Shankara Buildpro Ltd.	8,436	99,874
	Sharda Cropchem Ltd.	63,237	718,093
*	Sheela Foam Ltd.	17,319	94,122
		Shares	Value»
INDIA — (Continued)
	Shilpa Medicare Ltd.	12,059	$52,355
	Shipping Corp. of India Land & Assets Ltd.	839,608	394,569
	Shipping Corp. of India Ltd.	841,720	2,716,367
	Shriram Finance Ltd.	4,303,590	42,854,299
	Shriram Pistons & Rings Ltd.	1,349	50,006
	Shyam Metalics & Energy Ltd.	13,352	122,787
	Siyaram Silk Mills Ltd.	37,678	228,890
	Sobha Ltd.	21,228	321,741
	Somany Ceramics Ltd.	6,442	32,109
	South Indian Bank Ltd.	6,471,133	2,711,139
	SP Apparels Ltd.	2,423	20,920
	Star Cement Ltd.	115,266	280,488
	State Bank of India (SBIN IN)	7,873,800	89,352,258
	State Bank of India (SBKFF US), GDR	19,590	2,237,178
	Steel Authority of India Ltd.	3,994,477	7,836,565
*	Sterlite Technologies Ltd.	28,950	90,729
	Strides Pharma Science Ltd.	312,359	3,438,450
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,595,092	30,583,975
	Sun TV Network Ltd.	333,968	2,150,690
	Sundaram-Clayton Ltd.	702	10,564
	Sunflag Iron & Steel Co. Ltd.	59,174	182,212
	Sunteck Realty Ltd.	173,757	626,328
	Surya Roshni Ltd.	309,920	826,861
	Talbros Automotive Components Ltd.	9,154	32,036
	Tamilnad Mercantile Bank Ltd.	2,918	22,718
	Tanla Platforms Ltd.	8,103	43,984
	Tata Chemicals Ltd.	752,322	6,419,483
	Tata Consumer Products Ltd.	485,561	5,883,525
*	Tata Motors Ltd./new	4,118,422	17,999,004
	Tata Motors Passenger Vehicles Ltd.	4,118,422	14,928,181
	Tata Steel Ltd.	25,119,759	56,182,344
	Tech Mahindra Ltd.	12,491	195,293

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Time Technoplast Ltd.	1,385,626	$2,848,142
	Tourism Finance Corp. of India Ltd.	230,580	176,491
	Transport Corp. of India Ltd.	126,919	1,246,032
	Trident Ltd.	465,215	128,428
	Triveni Engineering & Industries Ltd.	468,792	2,045,069
	TVS Srichakra Ltd.	7,893	322,908
	Uflex Ltd.	196,398	927,468
*Ω	Ujjivan Small Finance Bank Ltd.	954,037	575,666
*	Unichem Laboratories Ltd.	146,926	604,885
	Union Bank of India Ltd.	1,395,941	2,455,237
	Universal Cables Ltd.	1,218	10,790
	UPL Ltd.	1,356,419	9,235,801
	Usha Martin Ltd.	393,840	1,870,813
	VA Tech Wabag Ltd.	112,443	1,792,525
	Vaibhav Global Ltd.	50,098	115,809
	Vardhman Textiles Ltd.	702,522	4,573,408
	Veedol Corp. Ltd.	12,943	194,482
	Venky's India Ltd.	3,529	59,333
	Vindhya Telelinks Ltd.	14,407	209,734
	Vishnu Chemicals Ltd.	8,290	52,219
*	Vodafone Idea Ltd.	4,085,048	440,367
	Voltamp Transformers Ltd.	759	94,095
	Welspun Corp. Ltd.	591,274	7,923,966
	Welspun Enterprises Ltd.	376,817	2,089,445
	Welspun Living Ltd.	993,088	1,358,751
	West Coast Paper Mills Ltd.	150,784	773,643
	Wheels India Ltd.	3,350	42,935
	Wipro Ltd.	8,252,206	17,631,714
*	Yes Bank Ltd.	8,828,425	1,871,247
	Zee Entertainment Enterprises Ltd.	1,205,331	1,148,715
	Zensar Technologies Ltd.	308,505	1,681,906
	Zydus Lifesciences Ltd.	274,482	2,597,629
	Zydus Wellness Ltd.	123,632	663,621
TOTAL INDIA			1,924,784,992
INDONESIA — (1.1%)
	ABM Investama Tbk. PT	1,749,500	298,004
	Adi Sarana Armada Tbk. PT	4,537,700	211,684
		Shares	Value»
INDONESIA — (Continued)
*	Alam Sutera Realty Tbk. PT	2,985,000	$22,940
	Alamtri Minerals Indonesia Tbk. PT	9,068,300	971,168
	Alamtri Resources Indonesia Tbk. PT	51,872,500	7,565,290
	Aneka Tambang Tbk. PT	28,082,400	6,094,286
	Aspirasi Hidup Indonesia Tbk. PT	16,952,400	350,888
	Astra Agro Lestari Tbk. PT	1,663,967	778,552
	Astra International Tbk. PT	81,295,400	28,163,885
	Astra Otoparts Tbk. PT	2,237,900	332,557
*††	Bakrie Telecom Tbk. PT	160,430,200	0
	Bank BTPN Syariah Tbk. PT	4,143,200	239,540
	Bank Negara Indonesia Persero Tbk. PT	36,374,082	7,837,120
	Bank OCBC Nisp Tbk. PT	6,499,200	497,447
	Bank Pan Indonesia Tbk. PT	42,778,601	2,523,369
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	10,365,284	521,156
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	14,342,100	480,556
	Bank Tabungan Negara Persero Tbk. PT	26,825,915	2,105,473
	BFI Finance Indonesia Tbk. PT	5,532,200	255,752
	BISI International Tbk. PT	9,253,500	401,477
	Blue Bird Tbk. PT	497,500	44,405
*	Buana Lintas Lautan Tbk. PT	55,297,900	1,632,079
*	Bukalapak.com Tbk. PT	99,162,800	855,042
	Bukit Asam Persero Tbk. PT	19,060,700	3,162,788
*	Buma Internasional Grup Tbk. PT	14,137,100	206,091
*	Bumi Serpong Damai Tbk. PT	16,122,200	718,837

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Ciputra Development Tbk. PT	58,089,578	$2,317,002
	Dayamitra Telekomunikasi PT	41,026,000	1,222,763
	Dharma Satya Nusantara Tbk. PT	14,424,900	1,465,522
	Elang Mahkota Teknologi Tbk. PT	33,623,700	1,606,753
	Elnusa Tbk. PT	18,387,300	841,570
*	Energi Mega Persada Tbk. PT	24,387,100	2,409,543
	Erajaya Swasembada Tbk. PT	48,693,800	1,153,831
	ESSA Industries Indonesia Tbk. PT	16,469,200	832,439
	Gajah Tunggal Tbk. PT	8,135,800	562,125
	Gudang Garam Tbk. PT	1,830,000	1,694,943
*	Harum Energy Tbk. PT	5,184,100	299,082
	Indah Kiat Pulp & Paper Tbk. PT	13,754,900	7,776,281
	Indika Energy Tbk. PT	8,454,400	1,786,946
	Indo Tambangraya Megah Tbk. PT	2,257,000	3,476,219
	Indocement Tunggal Prakarsa Tbk. PT	3,856,300	1,160,979
	Indofood Sukses Makmur Tbk. PT	24,262,000	9,464,372
	Japfa Comfeed Indonesia Tbk. PT	25,385,850	3,642,994
	Jaya Real Property Tbk. PT	43,375,300	2,740,179
	Kawasan Industri Jababeka Tbk. PT	136,923,356	1,425,025
	Medco Energi Internasional Tbk. PT	37,057,632	3,757,603
*	Media Nusantara Citra Tbk. PT	8,372,500	117,228
*	Merdeka Battery Materials Tbk. PT	36,173,000	1,418,967
	Metrodata Electronics Tbk. PT	5,843,050	190,875
	Mitra Adiperkasa Tbk. PT	16,626,900	1,170,340
	Mitra Pinasthika Mustika Tbk. PT	5,317,000	302,759
*	MNC Tourism Indonesia Tbk. PT	3,186,100	20,447
		Shares	Value»
INDONESIA — (Continued)
	Pabrik Kertas Tjiwi Kimia Tbk. PT	4,827,100	$2,416,852
	Pakuwon Jati Tbk. PT	31,540,600	575,864
*	Panin Financial Tbk. PT	65,508,700	918,137
*	Paninvest Tbk. PT	6,451,100	288,725
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	13,522,984	1,348,395
*	PP Persero Tbk. PT	8,322,600	125,176
	Puradelta Lestari Tbk. PT	1,797,000	14,661
	Salim Ivomas Pratama Tbk. PT	10,218,600	454,564
	Samudera Indonesia Tbk. PT	18,173,700	365,876
	Sarana Menara Nusantara Tbk. PT	16,526,100	454,315
	Sawit Sumbermas Sarana Tbk. PT	198,400	15,802
	Semen Indonesia Persero Tbk. PT	12,009,451	1,391,118
	Sumber Tani Agung Resources Tbk. PT	725,000	51,571
	Summarecon Agung Tbk. PT	36,111,700	646,927
	Surya Citra Media Tbk. PT	8,633,500	124,829
	Surya Semesta Internusa Tbk. PT	26,075,400	2,691,869
*††	Suryainti Permata Tbk. PT	17,378,000	0
	Tempo Scan Pacific Tbk. PT	1,147,300	161,765
	Timah Tbk. PT	4,615,300	957,741
	Trimegah Bangun Persada Tbk. PT	13,249,100	800,819
	Triputra Agro Persada PT	3,649,900	442,731
	Tunas Baru Lampung Tbk. PT	10,171,400	425,956
	Unggul Indah Cahaya Tbk. PT	288,335	206,474
	United Tractors Tbk. PT	8,116,500	13,637,460
	Vale Indonesia Tbk. PT	9,732,019	3,861,790
*††	Waskita Karya Persero Tbk. PT	25,152,582	55,042
*††	Wijaya Karya Persero Tbk. PT	11,988,700	26,491
*	Wir Asia Tbk. PT	27,339,000	124,912

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	XLSMART Telecom Sejahtera Tbk. PT	20,933,703	$3,557,377
TOTAL INDONESIA			155,270,412
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	3,414,725	2,817,664
*	Acico Industries Co. KSC	719,068	1,025,964
	Agility Public Warehousing Co. KSCC	6,638,111	3,114,494
	Al Ahli Bank of Kuwait KSCP	2,785,139	2,529,912
††	Al-Eid Food KSC	408,269	107,544
	Arzan Financial Group for Financing & Investment KPSC	4,016,034	4,742,721
	Beyout Holding Co. KPSC	31,963	38,684
	Boubyan Petrochemicals Co. KSCP	1,627,525	3,251,144
	Burgan Bank SAK	3,105,223	2,029,654
	Combined Group Contracting Co. SAK	324,825	1,014,874
*	First Investment Co. KSCP	563,353	227,745
	Gulf Bank KSCP	11,051,357	12,201,129
	Gulf Cables & Electrical Industries Group Co. KSCP	207,464	1,306,888
	Heavy Engineering & Ship Building Co. KSCP	99,618	250,198
	Integrated Holding Co. KCSC	368,166	504,413
	KAMCO Investment Co. KSC	216,619	142,099
	Kuwait Cement Co. KSC	165,971	236,686
	Kuwait Financial Centre SAK	81,754	38,086
	Kuwait International Bank KSCP	4,938,922	4,371,580
	Kuwait Investment Co. SAK	469,997	298,606
	Mezzan Holding Co. KSCC	167,418	697,829
		Shares	Value»
KUWAIT — (Continued)
	Mobile Telecommunications Co. KSCP	8,618,229	$15,976,879
*	Munshaat Real Estate Projects Co. KSCP	33,808	22,889
	National Bank of Kuwait SAKP	2,309,166	6,461,137
*	National Consumer Holding Co. SAK	1,097,967	382,292
	National Industries Group Holding SAK	6,624,807	5,589,829
	National Investments Co. KSCP	2,103,364	1,787,271
	Oula Fuel Marketing Co.	220,870	194,326
	Specialities Group Holding Co. KSCC	442,470	264,203
*	Warba Bank KSCP	11,650,151	11,040,858
TOTAL KUWAIT			82,667,598
MALAYSIA — (1.3%)
#	Aeon Co. M Bhd.	2,052,800	600,027
	AEON Credit Service M Bhd.	234,300	348,917
#*	AFFIN Bank Bhd.	7,969,049	5,062,247
#	Alliance Bank Malaysia Bhd.	5,503,964	6,466,508
	Allianz Malaysia Bhd.	119,400	622,259
	AMMB Holdings Bhd. (AMM MK)	7,834,962	12,140,500
#	Axiata Group Bhd.	5,873,900	3,478,297
#	Bank Islam Malaysia Bhd.	1,797,507	1,060,042
	Batu Kawan Bhd.	1,621,150	8,566,628
#*	Berjaya Corp. Bhd.	13,034,214	856,077
#*	Berjaya Property Bhd.	5,491,800	359,946
*	Bumi Armada Bhd.	2,477,800	250,408
#	Cahya Mata Sarawak Bhd.	1,577,600	495,452
#	CIMB Group Holdings Bhd.	18,673,856	36,063,121
#	Dayang Enterprise Holdings Bhd.	1,064,000	542,671
#	DRB-Hicom Bhd.	3,558,500	1,059,230
	Eastern & Oriental Bhd.	1,848,300	377,529
#	Eco World Development Group Bhd.	2,973,400	1,546,185
#	Genting Bhd.	7,005,200	4,542,174
	Genting Malaysia Bhd.	9,341,100	4,658,929

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Genting Plantations Bhd.	272,300	$355,952
	Guan Chong Bhd.	1,248,600	259,633
#	HAP Seng Consolidated Bhd.	474,582	346,785
#*	Hartalega Holdings Bhd.	3,436,000	972,112
#	Hibiscus Petroleum Bhd.	1,772,400	984,135
#	Hong Leong Financial Group Bhd.	1,248,434	5,927,588
*	IGB Bhd.	4,533,444	2,726,640
	IJM Corp. Bhd.	9,738,718	5,929,338
#	Insas Bhd.	1,544,300	336,862
#	IOI Properties Group Bhd.	5,148,525	5,388,217
#	Jaya Tiasa Holdings Bhd.	2,431,633	710,533
#	Keck Seng Malaysia Bhd.	740,900	1,004,526
#	Kossan Rubber Industries Bhd.	2,739,700	759,163
#	KSL Holdings Bhd.	1,372,265	1,060,266
	Kumpulan Fima Bhd.	552,500	353,645
	Land & General Bhd.	48,620	1,835
#	LBS Bina Group Bhd.	3,741,134	444,105
#	Leong Hup International Bhd.	2,395,100	447,018
#	Magnum Bhd.	3,225,245	1,040,813
	Mah Sing Group Bhd.	6,366,062	1,770,360
	Malayan Cement Bhd.	162,000	283,687
#	Malayan Flour Mills Bhd.	3,139,375	443,802
#	Matrix Concepts Holdings Bhd.	2,829,225	963,571
#	MBM Resources Bhd.	769,903	985,670
#	MBSB Bhd.	8,735,043	1,509,316
	Mega First Corp. Bhd.	972,400	759,696
	MISC Bhd.	4,074,104	8,595,632
#	MKH Bhd.	1,443,578	334,693
	MKH Oil Palm East Kalimantan Bhd.	268,982	41,309
#	MNRB Holdings Bhd.	2,006,779	1,255,683
#	Muhibbah Engineering M Bhd.	1,668,700	227,188
#	OCK Group Bhd.	213,300	20,980
#	Oriental Holdings Bhd.	2,554,379	4,643,341
#	OSK Holdings Bhd.	9,067,808	4,117,974
#	Pantech Group Holdings Bhd.	2,076,194	340,247
		Shares	Value»
MALAYSIA — (Continued)
#	Paramount Corp. Bhd.	1,435,655	$365,771
#	Perak Transit Bhd.	2,001,500	123,641
#	Petron Malaysia Refining & Marketing Bhd.	224,100	249,173
	Petronas Chemicals Group Bhd.	2,981,200	4,449,530
	PPB Group Bhd.	1,925,439	5,589,933
	RHB Bank Bhd.	7,326,108	15,022,013
#	Sarawak Oil Palms Bhd.	1,145,500	1,310,791
	Scientex Bhd.	71,800	68,399
	Sime Darby Bhd.	11,734,100	6,395,438
#	Sime Darby Property Bhd.	7,330,900	2,624,087
	SP Setia Bhd. Group	233,273	61,267
#	Suria Capital Holdings Bhd.	793,880	258,055
	Syarikat Takaful Malaysia Keluarga Bhd.	36,200	30,298
#	Ta Ann Holdings Bhd.	934,526	1,278,189
#	Top Glove Corp. Bhd.	7,228,000	1,319,991
#*	Tropicana Corp. Bhd.	2,525,361	772,029
#*	TSH Resources Bhd.	807,000	266,585
#	UEM Sunrise Bhd.	959,745	156,631
	United Malacca Bhd.	740,500	1,102,957
#	UOA Development Bhd.	8,288,500	3,751,313
*	Vantris Energy Bhd.	1,985,485	184,822
	Velesto Energy Bhd.	16,539,528	1,415,403
	VS Industry Bhd.	3,283,400	174,496
*	WCT Holdings Bhd.	3,325,424	398,503
	Yinson Holdings Bhd.	1,554,025	839,286
#	YTL Corp. Bhd.	1,663,260	856,616
TOTAL MALAYSIA			193,504,679
MEXICO — (2.4%)
#*	Alpek SAB de CV	8,767,826	6,274,026
Ω	Banco del Bajio SA	1,665,034	5,239,541
#	Becle SAB de CV	85,302	69,097
	Cemex SAB de CV (CEMEXCPO MM)	4,497,186	5,524,780
	Cemex SAB de CV (CX US), Sponsored ADR	3,267,721	40,192,961
*	Controladora AXTEL SAB de CV	23,823,748	1,140,147
	Corp. Actinver SAB de CV	89,268	114,980

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	814,543	$1,911,799
	Cydsa SAB de CV	5,874	10,088
*	Dine SAB de CV	993,273	1,251,222
	El Puerto de Liverpool SAB de CV, Class C1	488,179	2,885,170
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	368,705	4,354,976
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	57,676	6,819,610
	GCC SAB de CV	448,657	5,291,628
#	Genomma Lab Internacional SAB de CV, Class B	2,013,027	1,893,353
	Gentera SAB de CV	3,390,281	8,859,738
#	Grupo Bimbo SAB de CV	639,243	2,172,954
#	Grupo Carso SAB de CV	1,989,141	15,182,309
#	Grupo Comercial Chedraui SA de CV	474,710	2,777,577
	Grupo Financiero Banorte SAB de CV, Class O	3,710,530	40,436,997
#	Grupo Financiero Inbursa SAB de CV, Class O	5,380,795	13,245,223
	Grupo Gigante SAB de CV	471,076	864,298
*	Grupo Industrial Saltillo SAB de CV	1,263,366	904,032
	Grupo Mexico SAB de CV	4,031,177	44,192,140
*	Grupo Posadas SAB de CV	71,236	121,523
*	Grupo Simec SAB de CV (SIMECB MM)	689,708	6,553,973
*	Industrias CH SAB de CV	1,702,620	15,400,434
*	Industrias Penoles SAB de CV	505,357	25,631,640
	KUO SAB de CV	1,904,343	6,321,828
#	La Comer SAB de CV	2,667,900	6,026,581
	Megacable Holdings SAB de CV	1,737,445	6,109,926
		Shares	Value»
MEXICO — (Continued)
*	Minera Frisco SAB de CV, Class A1	4,888,469	$2,644,533
*Ω	Nemak SAB de CV	8,259,761	1,560,364
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	12,920	12,292
*	Orbia Advance Corp. SAB de CV	2,690,569	3,208,321
	Organizacion Cultiba SAB de CV	106,882	79,358
#	Organizacion Soriana SAB de CV, Class B	13,553,166	25,991,417
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	574,258	9,092,268
	Regional SAB de CV	259,183	2,176,018
	Sigma Foods SAB de CV	26,730,306	25,401,327
*	Vitro SAB de CV	733,580	236,009
TOTAL MEXICO			348,176,458
PHILIPPINES — (0.4%)
*††	ACR Mining Corp.	105,455	0
	Alliance Global Group, Inc.	9,126,106	1,269,499
*	Atlas Consolidated Mining & Development Corp.	2,155,600	265,209
	Ayala Corp.	272,770	2,073,988
	Ayala Land, Inc.	9,284,100	2,284,342
	BDO Unibank, Inc.	1,523,371	2,848,635
	Belle Corp.	4,041,000	85,472
	China Banking Corp.	7,394,692	7,236,721
	Cosco Capital, Inc.	5,754,100	627,859
	DMCI Holdings, Inc.	9,189,700	1,431,088
	East West Banking Corp.	1,728,600	395,344
	Filinvest Land, Inc.	40,964,978	505,560
	First Philippine Holdings Corp.	3,175,100	4,158,751
	GT Capital Holdings, Inc.	211,177	1,624,277
	JG Summit Holdings, Inc.	6,493,257	2,866,748
	LT Group, Inc.	6,699,200	1,634,980
	Megaworld Corp.	46,669,300	1,576,342
	Metropolitan Bank & Trust Co.	6,424,472	7,005,954
	Petron Corp.	8,546,900	408,322

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Philcomsat Holdings Corp.	497,957	$972,018
	Philex Mining Corp.	2,340,000	359,220
	Philippine National Bank	2,767,885	2,586,008
*††	Philippine National Construction Corp.	398,900	0
	Philippine Savings Bank	1,644,719	1,523,241
*††	Philtown Properties, Inc.	6,701	0
*††	Phoenix Petroleum Philippines, Inc.	1,259,500	15,981
	Puregold Price Club, Inc.	1,902,800	1,331,336
	RFM Corp.	762,400	68,625
	Rizal Commercial Banking Corp.	4,608,906	1,724,431
	Robinsons Land Corp.	11,814,608	3,339,569
	Robinsons Retail Holdings, Inc.	616,960	474,046
	San Miguel Corp.	3,665,606	4,287,391
	Security Bank Corp.	1,298,264	1,372,536
*	Top Frontier Investment Holdings, Inc.	352,912	294,386
	Union Bank of the Philippines	5,794,030	2,463,518
	Vista Land & Lifescapes, Inc.	11,841,968	192,370
TOTAL PHILIPPINES			59,303,767
POLAND — (1.4%)
	Agora SA	187,785	441,178
	Alior Bank SA	447,982	15,301,608
	Asseco Poland SA	65,446	3,301,348
	Auto Partner SA	5,485	32,509
	Bank Handlowy w Warszawie SA	5,468	172,341
	Bank Polska Kasa Opieki SA	14,932	934,720
	Boryszew SA	290,767	395,875
#*	Cyfrowy Polsat SA	340,761	1,413,375
	Develia SA	699,069	2,028,816
*	Enea SA	1,487,673	9,061,016
#	Inter Cars SA	856	174,711
*	KGHM Polska Miedz SA	451,123	37,894,302
#	Mirbud SA	39,670	121,060
	ORLEN SA	2,718,241	99,902,312
*	PGE Polska Grupa Energetyczna SA	3,143,035	9,244,364
		Shares	Value»
POLAND — (Continued)
*	PKP Cargo SA	43,828	$173,282
	Stalexport Autostrady SA	176,122	137,759
*	Tauron Polska Energia SA	6,290,894	16,439,390
TOTAL POLAND			197,169,966
QATAR — (0.5%)
	Aamal Co.	8,418,106	1,794,393
	Al Khaleej Takaful Group QSC	713,723	498,526
	Al Rayan Bank	13,039,059	7,755,024
	Alijarah Holding Co. QPSC	1,880,527	340,010
*	Baladna	2,831,230	1,005,513
	Barwa Real Estate Co.	7,041,596	4,561,684
	Commercial Bank PSQC	9,004,733	10,648,669
	Doha Bank QPSC	9,287,581	6,884,271
	Doha Insurance Co. QSC	63,045	51,073
*	Estithmar Holding QPSC	1,078,907	1,169,810
	Gulf International Services QSC	5,507,630	3,141,972
	Gulf Warehousing Co.	911,376	548,570
	Lesha Bank LLC	935,316	497,312
*	Mazaya Real Estate Development QPSC	3,193,911	500,282
	Medicare Group	958,142	1,450,595
	Mesaieed Petrochemical Holding Co.	9,579,566	3,121,160
	Ooredoo QPSC	3,550,263	13,369,897
	Qatar Aluminum Manufacturing Co.	624,128	277,387
	Qatar Fuel QSC	368,942	1,452,044
	Qatar Industrial Manufacturing Co. QSC	47,636	29,270
	Qatar Insurance Co. SAQ	2,502,828	1,575,831
	Qatar National Cement Co. QSC	928,171	715,896
	Qatar Navigation QSC	2,435,486	6,886,377
	Salam International Investment Ltd. QSC	5,523,236	1,180,462

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
QATAR — (Continued)
	United Development Co. QSC	6,051,972	$1,414,607
	Vodafone Qatar PQSC	3,904,808	2,858,680
TOTAL QATAR			73,729,315
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	9,630,257	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	18,140	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,296	0
*††	RusHydro PJSC (HYDR LI), ADR	4,402,355	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	31,829	0
*††	VTB Bank PJSC (VTBR LI), GDR	5,107,496	0
SAUDI ARABIA — (2.5%)
	Ades Holding Co.	168,480	885,216
	Al Babtain Power & Telecommunication Co.	103,077	1,834,279
	Al Hammadi Holding	38,324	269,516
	Al Hassan Ghazi Ibrahim Shaker Co.	119,714	507,487
	Al Jouf Agricultural Development Co.	63,001	813,036
*	Al Khaleej Training & Education Co.	23,588	103,919
	Alaseel Co.	161,001	160,130
	AlJazira Takaful Ta'awuni Co.	132,601	402,704
*	Allianz Saudi Fransi Cooperative Insurance Co.	102,299	243,206
	Almarai Co. JSC	217,674	2,407,675
	Alujain Corp.	54,667	439,638
*	Amlak International Finance Co.	73,380	206,685
	Arab National Bank	3,318,001	19,102,284
*	Arabia Insurance Cooperative Co.	21,449	47,321
	Arabian Cement Co.	244,401	1,545,846
	Arabian Drilling Co.	112,773	2,737,501
	Arabian Pipes Co.	246,477	477,876
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arriyadh Development Co.	126,074	$608,671
	Bank Al-Jazira	2,485,865	7,796,434
	Banque Saudi Fransi	4,548,646	23,459,558
	Basic Chemical Industries Ltd.	60,464	417,163
*	Bawan Co.	4,179	48,813
	City Cement Co.	186,008	619,985
*	Dar Al Arkan Real Estate Development Co.	2,573,383	12,180,685
	Eastern Province Cement Co.	191,726	1,198,865
*	Emaar Economic City	105,325	311,132
	Etihad Etisalat Co.	1,449,317	25,164,187
	Gulf Insurance Group	16,967	113,179
*	Herfy Food Services Co.	48,800	195,236
*	Jabal Omar Development Co.	288,474	1,220,352
*	Lumi Rental Co.	13,852	145,243
*	Malath Cooperative Insurance Co.	8,279	19,749
	Middle East Healthcare Co.	115,318	1,137,979
	Middle East Specialized Cables Co.	45,017	376,740
	Mobile Telecommunications Co. Saudi Arabia	2,157,276	6,756,667
*	Najran Cement Co.	243,315	392,814
*	National Agriculture Development Co.	385,197	1,649,538
	National Co. for Glass Industries	30,391	308,408
	Nayifat Finance Co.	198,338	534,717
	Northern Region Cement Co.	339,683	638,148
	Qassim Cement Co.	16,350	189,911
*	Rabigh Refining & Petrochemical Co.	1,278,654	5,055,678
	Riyad Bank	2,096,320	11,609,028
	Riyadh Cement Co.	147,634	944,527
	SABIC Agri-Nutrients Co.	77,396	3,009,539
	Sahara International Petrochemical Co.	1,381,379	5,921,995
	Saudi Awwal Bank	3,953,623	35,963,087
	Saudi Basic Industries Corp.	1,767,794	28,890,328
	Saudi Ceramic Co.	178,072	1,467,013
	Saudi Chemical Co. Holding	677,493	1,519,441

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Industrial Investment Group	205,834	$766,771
	Saudi Investment Bank	2,364,754	8,357,717
*	Saudi Kayan Petrochemical Co.	81,346	130,235
*	Saudi Marketing Co.	77,373	270,047
	Saudi National Bank	9,151,089	95,943,228
*	Saudi Public Transport Co.	118,023	358,884
	Saudi Telecom Co.	1,816,219	21,109,898
*	Savola Group	225,894	1,631,807
*	Seera Group Holding	877,333	5,015,198
*	SHL Finance Co.	10,743	45,391
*	Sinad Holding Co.	251,253	584,320
	Southern Province Cement Co.	61,036	343,529
	Sumou Real Estate Co.	11,445	92,107
	Sustained Infrastructure Holding Co.	204,407	1,890,117
	Tabuk Cement Co.	168,033	358,657
	Tanmiah Food Co.	13,706	238,756
*	Umm Al-Qura Cement Co.	80,590	305,516
	United International Transportation Co.	158,804	1,762,558
*	Wataniya Insurance Co.	59,952	216,731
	Yamama Cement Co.	538,960	3,819,238
	Yanbu Cement Co.	174,424	706,377
	Yanbu National Petrochemical Co.	792,503	7,773,644
TOTAL SAUDI ARABIA			363,769,855
SOUTH AFRICA — (2.8%)
	Absa Group Ltd.	2,859,706	40,096,253
	AECI Ltd.	460,300	3,048,845
	African Rainbow Minerals Ltd.	369,555	4,948,172
#	Alexander Forbes Group Holdings Ltd.	699,133	315,566
	Altron Ltd., Class A	161,302	218,797
	Aspen Pharmacare Holdings Ltd.	488,318	4,055,710
	Astral Foods Ltd.	163,738	2,408,706
	Bidvest Group Ltd.	176,703	2,483,131
	Blu Label Unlimited Group Ltd.	1,880,751	999,293
#*	Brait PLC	10,507,252	1,389,887
		Shares	Value»
SOUTH AFRICA — (Continued)
	Caxton & CTP Publishers & Printers Ltd.	590,118	$458,292
	DataTec Ltd.	3,712,242	15,991,686
	Exxaro Resources Ltd.	883,630	11,663,414
	Foschini Group Ltd.	1,246,122	5,239,141
	Grindrod Ltd.	531,604	717,821
	Hudaco Industries Ltd.	154,136	1,789,234
	Impala Platinum Holdings Ltd.	2,150,899	30,149,237
	Investec Ltd.	326,109	2,718,994
*	KAP Ltd.	6,420,958	934,910
	Kumba Iron Ore Ltd.	30,297	568,267
	Lewis Group Ltd.	495,000	2,531,471
	Life Healthcare Group Holdings Ltd.	1,874,300	1,397,246
	Merafe Resources Ltd.	3,474,365	239,574
*	Metair Investments Ltd.	741,679	228,855
	Momentum Group Ltd.	5,684,452	12,919,814
	Motus Holdings Ltd.	661,428	4,425,237
	Mpact Ltd.	1,493,018	1,939,848
	MTN Group Ltd.	6,222,257	78,326,267
	Naspers Ltd., Class N	462,565	25,047,847
	Nedbank Group Ltd.	1,601,161	25,564,827
	Netcare Ltd.	4,590,704	4,761,424
	Northam Platinum Holdings Ltd.	158,972	3,065,187
	Oceana Group Ltd.	283,467	951,551
	Old Mutual Ltd. (OMU SJ)	7,714,068	6,306,949
	Omnia Holdings Ltd.	1,095,565	6,356,133
Ω	Pepkor Holdings Ltd.	8,496,017	11,224,326
*	Pick n Pay Stores Ltd.	863,868	1,023,791
	PPC Ltd.	5,215,660	1,906,817
	Raubex Group Ltd.	1,103,796	3,405,861
	RCL Foods Ltd.	159,113	81,312
	Reunert Ltd.	620,037	2,595,745
	Sanlam Ltd.	1,172,999	6,041,423
#*	Sappi Ltd.	1,780,391	1,727,316
*	Sasol Ltd. (SOL SJ)	619,470	8,610,356
	Sibanye Stillwater Ltd. (SSW SJ)	462,281	1,382,025
	Southern Sun Ltd.	769,551	465,198
	Standard Bank Group Ltd.	2,767,483	53,333,177
	Super Group Ltd.	1,300,939	1,246,216
	Telkom SA SOC Ltd.	1,057,072	3,817,774

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Thungela Resources Ltd. (TGA SJ)	406,589	$3,534,854
	Tsogo Sun Ltd.	47,126	19,806
	Wilson Bayly Holmes-Ovcon Ltd.	78,538	811,613
	Zeda Ltd.	737,511	645,034
TOTAL SOUTH AFRICA			406,130,230
SOUTH KOREA — (16.9%)
#	ABOV Semiconductor Co. Ltd.	18,153	173,614
	Advanced Process Systems Corp.	29,135	520,329
#	Aekyung Chemical Co. Ltd.	35,104	370,425
*	AeroSpace Technology of Korea, Inc.	74,844	39,891
#*	Agabang & Co.	31,906	113,983
	Ahnlab, Inc.	4,917	210,257
	AJ Networks Co. Ltd.	19,835	71,167
#	Ajin Industrial Co. Ltd.	125,293	316,882
#*	ALUKO Co. Ltd.	161,056	327,899
	Amorepacific Corp.	46,110	4,227,507
#	Amorepacific Holdings Corp.	37,886	717,589
*	Amotech Co. Ltd.	10,172	153,710
#*	Ananti, Inc.	32,087	154,496
	Anapass, Inc.	1,256	14,861
	ANIPLUS, Inc.	48,123	92,705
*	APS Innovation Co. Ltd.	22,349	100,926
#	Asia Cement Co. Ltd.	85,939	682,305
#	ASIA Holdings Co. Ltd.	4,148	758,829
#	Asia Paper Manufacturing Co. Ltd.	115,900	709,328
	ATON, Inc.	9,121	50,035
#	Avaco Co. Ltd.	20,766	224,524
	Baiksan Co. Ltd.	2,403	20,092
#	BGF Co. Ltd.	29,884	105,949
	BGF retail Co. Ltd.	5,639	504,056
	BH Co. Ltd.	78,558	1,853,712
#	Binggrae Co. Ltd.	6,739	342,583
#	Bio Plus Co. Ltd.	48,232	189,494
#*	Bioneer Corp.	19,751	140,669
	BioNote, Inc.	4,729	16,344
#	BNC Korea, Inc.	103,648	280,648
	BNK Financial Group, Inc.	867,778	11,018,363
#	Boditech Med, Inc.	22,494	178,177
		Shares	Value»
SOUTH KOREA — (Continued)
#	Bookook Securities Co. Ltd.	12,625	$628,870
#	Boryung	62,316	420,065
#	Bukwang Pharmaceutical Co. Ltd.	82,932	355,747
	BYC Co. Ltd.	7,520	254,705
	C&G Hi Tech Co. Ltd.	14,567	223,425
#	Cape Industries Ltd.	15,089	163,066
#	Cheil Electric Co. Ltd.	7,588	89,241
#	Cheil Worldwide, Inc.	90,564	1,227,882
#	Chemtronics Co. Ltd.	17,583	451,394
	Cheryong Industrial Co. Ltd.	7,141	56,744
#*	Choil Aluminum Co. Ltd.	101,672	119,426
#	Chong Kun Dang Pharmaceutical Corp.	12,214	709,576
	Chongkundang Holdings Corp.	4,314	143,959
#*	CJ CGV Co. Ltd.	137,356	457,794
	CJ CheilJedang Corp.	31,866	5,329,315
#	CJ Corp.	53,104	8,086,553
*	CJ ENM Co. Ltd.	4,026	147,927
	CJ Freshway Corp.	15,663	305,386
#	CJ Logistics Corp.	13,848	950,945
	CLIO Cosmetics Co. Ltd.	8,399	75,426
*	ContentreeJoongAng Corp.	2,477	10,109
*	Coway Co. Ltd.	60,865	3,538,583
	CR Holdings Co. Ltd.	54,324	187,994
#*	Creative & Innovative System	70,819	823,254
#*	CS Bearing Co. Ltd.	14,785	92,098
	CS Wind Corp.	32,640	1,588,888
*	Cube Entertainment, Inc.	173	1,227
#	Cuckoo Holdings Co. Ltd.	11,840	235,816
#	Cuckoo Homesys Co. Ltd.	13,725	225,858
#	Cymechs, Inc.	11,741	297,802
#	Dae Won Kang Up Co. Ltd.	215,821	637,237
#	Daechang Forging Co. Ltd.	28,870	138,998
#	Daedong Corp.	57,366	393,744
#	Daeduck Co. Ltd.	57,090	644,032
	Daehan Flour Mill Co. Ltd.	3,860	407,288
#	Daehan Steel Co. Ltd.	95,220	814,208

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Daejoo Co. Ltd.	19,909	$46,440
#	Daesang Corp.	66,213	928,038
	Daesang Holdings Co. Ltd.	52,211	337,604
#	Daesung Industrial Co. Ltd.	25,067	120,059
	Daewon Pharmaceutical Co. Ltd.	7,760	56,241
#	Daewon San Up Co. Ltd.	30,729	286,595
#*	Daewoo Engineering & Construction Co. Ltd.	761,988	18,261,614
	Daewoong Co. Ltd.	43,049	662,896
#	Daewoong Pharmaceutical Co. Ltd.	1,483	149,508
	Daeyang Electric Co. Ltd.	5,767	122,355
*††	Dahaam E-Tec Co. Ltd.	3,535	0
	Daihan Pharmaceutical Co. Ltd.	10,330	200,159
	Daishin Securities Co. Ltd.	99,927	2,588,872
#	Daol Investment & Securities Co. Ltd.	180,886	543,229
	Daou Data Corp.	46,022	723,522
	Daou Technology, Inc.	131,192	4,153,710
	Dasan Networks, Inc.	10,816	36,688
	DB HiTek Co. Ltd.	57,471	6,223,022
#	DB Insurance Co. Ltd.	87,724	9,982,424
	DB Securities Co. Ltd.	140,290	1,302,905
#*	DB, Inc.	152,549	207,407
	Dentium Co. Ltd.	9,804	354,558
	Deutsch Motors, Inc.	3,966	15,027
	Device Co. Ltd.	5,936	81,257
	DI Dong Il Corp.	21,338	435,474
*	DIO Corp.	7,361	85,823
#	DIT Corp.	21,233	361,241
#	DL E&C Co. Ltd.	119,640	8,064,633
#*	DL Holdings Co. Ltd.	44,359	2,158,930
††	DMS Co. Ltd.	57,125	318,902
#	DN Automotive Corp.	61,594	2,010,156
	DNF Co. Ltd.	8,516	137,558
#	Dong-A Socio Holdings Co. Ltd.	6,464	428,677
	Dong-A ST Co. Ltd.	725	21,786
		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-Ah Geological Engineering Co. Ltd.	1,189	$14,469
	Dongbang Transport Logistics Co. Ltd.	54,569	107,646
	Dongkoo Bio & Pharma Co. Ltd.	32,498	113,295
	DongKook Pharmaceutical Co. Ltd.	46,767	758,274
#	Dongkuk CM Co. Ltd.	97,951	452,456
#*	Dongkuk Holdings Co. Ltd.	61,326	471,357
	Dongkuk Industries Co. Ltd.	30,871	75,678
#	Dongkuk Steel Mill Co. Ltd.	177,472	1,853,904
#	Dongsuh Cos., Inc.	10,081	182,412
#	Dongsung Chemical Co. Ltd.	56,007	166,493
#*	Dongwha Enterprise Co. Ltd.	26,171	206,498
	Dongwha Pharm Co. Ltd.	17,888	73,184
	Dongwon Industries Co. Ltd.	8,277	216,682
	Dongwon Systems Corp.	4,891	93,113
#	Dongyang E&P, Inc.	28,974	669,405
	Doosan Bobcat, Inc.	233,044	11,461,964
#	DoubleUGames Co. Ltd.	22,113	914,026
*	Dream Security Co. Ltd.	44,782	83,695
#	Dreamtech Co. Ltd.	49,395	225,532
#	DS Dansuk Co. Ltd.	16,894	275,862
*	Duk San Neolux Co. Ltd.	21,399	735,388
*	Duksan Hi-Metal Co. Ltd.	48,118	605,245
	DY POWER Corp.	24,508	256,795
#	Easy Holdings Co. Ltd.	121,416	449,083
#*	Eco&Dream Co. Ltd.	11,589	152,629
#	Ecoplastic Corp.	53,258	132,995
#	Elentec Co. Ltd.	18,116	157,118
	E-MART, Inc.	15,751	1,140,726
#	ENF Technology Co. Ltd.	4,830	192,420
#	Eugene Investment & Securities Co. Ltd.	231,320	881,639
#	Eusu Holdings Co. Ltd.	38,014	160,607
#	Exem Co. Ltd.	108,160	143,953

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	F&F Co. Ltd.	19,853	$902,062
	F&F Holdings Co. Ltd.	3,441	44,838
#	Fursys, Inc.	20,360	492,836
	Gabia, Inc.	2,184	44,751
*	GAEASOFT	16,032	81,726
#	GC Biopharma Corp.	9,905	923,031
#	GC Corp.	38,188	361,390
	GC MediAI Corp.	32,287	88,878
	Geumhwa PSC Co. Ltd.	3,910	106,848
	Global Standard Technology Co. Ltd.	19,529	654,647
#	GOLFZON Co. Ltd.	8,495	294,797
#	Golfzon Holdings Co. Ltd.	65,288	231,565
#	Grand Korea Leisure Co. Ltd.	12,281	100,319
#	GS Engineering & Construction Corp.	123,993	3,218,463
#	GS Global Corp.	174,395	603,941
	GS Holdings Corp. (078930 KS)	187,901	10,436,081
#	GS P&L Co. Ltd.	28,396	1,066,414
	GS Retail Co. Ltd.	34,209	544,292
#	Gwangju Shinsegae Co. Ltd.	14,145	368,445
	HAESUNG DS Co. Ltd.	18,434	1,016,660
	Hana Financial Group, Inc.	1,077,892	93,648,896
*	Hancom WITH, Inc.	10,528	49,379
	Hancom, Inc.	11,617	162,150
	Handsome Co. Ltd.	40,463	728,344
#	Hanil Cement Co. Ltd.	28,820	341,615
#	Hanil Holdings Co. Ltd.	81,808	971,258
#	Hanjin Logistics Corp.	29,653	389,830
	Hankook Cosmetics Manufacturing Co. Ltd.	2,840	19,366
#	Hankook Tire & Technology Co. Ltd.	280,055	11,269,713
#	Hanla IMS Co. Ltd.	4,603	65,541
#	HanmiGlobal Co. Ltd.	9,087	172,856
#*	Hanon Systems	719,311	2,069,016
#	Hansae Co. Ltd.	33,562	262,385
#	Hanshin Construction Co. Ltd.	10,048	101,379
	Hanshin Machinery Co.	23,938	75,195
		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Holdings Co. Ltd.	23,087	$52,397
*	Hansol IONES Co. Ltd.	22,721	263,619
	Hansol Paper Co. Ltd.	28,944	166,593
#	Hansol Technics Co. Ltd.	88,752	492,648
#*	Hanssem Co. Ltd.	5,068	155,265
	Hanwha Corp.	9,875	897,707
#*	Hanwha Galleria Corp.	68,751	142,998
#*	Hanwha General Insurance Co. Ltd.	155,536	699,367
#*	Hanwha Investment & Securities Co. Ltd.	200,945	1,034,400
#*	Hanwha Life Insurance Co. Ltd.	758,873	2,516,438
*	Hanwha Solutions Corp.	275,205	9,544,712
#*	Hanyang Digitech Co. Ltd.	9,393	199,377
#*	Hanyang Eng Co. Ltd.	48,501	1,061,063
	Hanyang Securities Co. Ltd.	49,973	970,336
	Harim Co. Ltd.	62,211	138,194
	Harim Holdings Co. Ltd.	212,519	1,887,123
#	HB SOLUTION Co. Ltd.	118,924	186,935
	HD Construction Equipment Co. Ltd.	132,653	16,665,843
	HD Hyundai Co. Ltd.	125,115	26,563,876
	HDC Holdings Co. Ltd.	44,476	848,312
#	HDC Hyundai Development Co-Engineering & Construction	139,507	2,173,720
	Hecto Innovation Co. Ltd.	12,889	180,352
*	HFR, Inc.	14,451	288,503
	High Tech Pharm Co. Ltd.	1,082	14,085
#	Hite Jinro Co. Ltd.	32,251	373,501
	HK inno N Corp.	47,389	1,697,061
	HL Holdings Corp.	13,835	406,456
#	HL Mando Co. Ltd.	111,497	4,342,963
#	HMM Co. Ltd.	812,530	11,325,994
*	Hotel Shilla Co. Ltd.	9,274	413,309
#	HS Hyosung Advanced Materials Corp.	5,705	1,045,905

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HS Hyosung Corp.	478	$21,400
	HS Industries Co. Ltd.	41,836	98,834
#	Humedix Co. Ltd.	9,553	229,501
	Huons Co. Ltd.	12,350	220,364
	Huons Global Co. Ltd.	6,577	282,232
#*	Husteel Co. Ltd.	44,962	207,332
#	Hwa Shin Co. Ltd.	74,932	631,052
	Hwacheon Machinery Co. Ltd.	11,290	38,858
#	Hwaseung Enterprise Co. Ltd.	39,198	128,525
#	Hy-Lok Corp.	38,182	1,144,006
	Hyosung Corp.	13,733	2,140,800
#	Hyosung TNC Corp.	6,812	2,396,816
#	Hyundai BNG Steel Co. Ltd.	23,894	279,145
#	HYUNDAI Corp.	27,560	580,332
	Hyundai Department Store Co. Ltd.	35,178	2,601,481
#	Hyundai Engineering & Construction Co. Ltd.	203,254	22,510,422
	HYUNDAI EVERDIGM Corp.	7,017	43,683
	Hyundai Ezwel Co. Ltd.	10,845	45,579
	Hyundai Futurenet Co. Ltd.	68,828	155,596
#	Hyundai GF Holdings	110,569	1,079,094
	Hyundai Glovis Co. Ltd.	98,719	15,242,571
#	Hyundai Green Food	30,373	338,988
	Hyundai Home Shopping Network Corp.	3,853	221,737
#	Hyundai Hyms Co. Ltd.	6,482	87,474
#*	Hyundai Marine & Fire Insurance Co. Ltd.	154,473	3,183,698
	Hyundai Mobis Co. Ltd.	119,829	34,656,814
#	Hyundai Motor Co.	470,778	170,638,085
#	Hyundai Motor Securities Co. Ltd.	74,555	557,669
	Hyundai Steel Co.	219,869	6,391,430
	Hyundai Wia Corp.	64,021	3,604,319
#	HyVision System, Inc.	12,909	161,395
	iFamilySC Co. Ltd.	4,750	34,840
#	Iljin Holdings Co. Ltd.	73,029	512,249
	Iljin Power Co. Ltd.	7,136	105,767
#	Ilshin Spinning Co. Ltd.	52,768	477,722
		Shares	Value»
SOUTH KOREA — (Continued)
	iM Financial Group Co. Ltd.	564,908	$7,310,531
#	iMarketKorea, Inc.	72,189	370,174
#	InBody Co. Ltd.	14,253	284,967
#	Industrial Bank of Korea	982,569	15,061,658
	Infinitt Healthcare Co. Ltd.	2,389	11,914
	Innocean Worldwide, Inc.	24,168	323,764
	Innox Advanced Materials Co. Ltd.	29,917	700,027
*	Insun ENT Co. Ltd.	9,964	31,283
#*	Interflex Co. Ltd.	27,804	254,936
	Interojo Co. Ltd.	4,949	72,199
#	INTOPS Co. Ltd.	41,391	522,586
#	IS Dongseo Co. Ltd.	46,969	849,588
#	i-SENS, Inc.	33,098	475,848
#*	ITM Semiconductor Co. Ltd.	5,647	65,397
#*	Jahwa Electronics Co. Ltd.	34,278	1,139,812
	JB Financial Group Co. Ltd.	490,101	9,069,292
*	Jeil Pharmaceutical Co. Ltd.	7,250	68,840
*	Jin Air Co. Ltd.	7,697	32,693
#	Jinsung T.E.C.	21,307	259,696
	JS Corp.	3,664	36,774
#	JVM Co. Ltd.	12,424	210,079
	JW Holdings Corp.	9,019	26,165
	JW Life Science Corp.	10,061	87,976
	JW Pharmaceutical Corp.	15,720	332,785
*	K Ensol Co. Ltd.	3,025	28,903
	Kakao Corp.	79,121	2,547,146
#	Kangnam Jevisco Co. Ltd.	39,626	450,322
#	Kangwon Land, Inc.	203,625	2,369,994
#	KB Financial Group, Inc. (KB US), ADR	1,711,529	190,356,255
#	KC Co. Ltd.	34,924	934,456
	KC Tech Co. Ltd.	8,327	351,974
	KCC Corp.	16,239	6,159,020
	KCC Glass Corp.	18,961	375,735
#	KCTC	37,124	149,432
#	KEPCO Plant Service & Engineering Co. Ltd.	11,320	480,551
#*	KG Chemical Corp.	111,468	534,332
#	KG Dongbusteel	72,423	344,492
	KG Eco Solution Co. Ltd.	18,518	92,413

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	KG Mobility Corp.	62,818	$184,780
#	Kginicis Co. Ltd.	41,834	326,220
#	KH Vatec Co. Ltd.	40,843	389,651
	Kia Corp.	1,095,769	113,019,492
#	KISCO Corp.	58,802	421,391
	KISCO Holdings Co. Ltd.	32,652	597,304
#	KISWIRE Ltd.	63,149	1,099,732
	KIWOOM Securities Co. Ltd.	42,594	11,613,248
	Kolmar BNH Co. Ltd.	5,156	40,336
	Kolmar Holdings Co. Ltd.	8,992	59,947
#	Kolmar Korea Co. Ltd.	29,771	1,789,589
#	Kolon Industries, Inc.	70,110	4,518,936
#	Korea Alcohol Industrial Co. Ltd.	60,283	573,555
	Korea Asset In Trust Co. Ltd.	101,972	182,722
	Korea Circuit Co. Ltd.	29,086	1,857,363
#	Korea Electric Terminal Co. Ltd.	28,955	1,791,796
	Korea Fuel-Tech Corp.	16,815	79,804
	Korea Information Certificate Authority, Inc.	44,691	196,414
	Korea Investment Holdings Co. Ltd.	140,224	23,042,092
#*	Korea Line Corp.	575,587	1,007,490
#	Korea Movenex Co. Ltd.	107,809	327,977
#	Korea Petrochemical Ind Co. Ltd.	12,030	1,485,688
#	Korea Petroleum Industries Co.	10,822	116,612
#	Korea Real Estate Investment & Trust Co. Ltd.	108,321	116,952
#	Korea United Pharm, Inc.	27,970	382,267
	Korean Air Lines Co. Ltd.	585,473	9,799,363
	Korean Reinsurance Co.	771,847	6,450,261
	KPX Chemical Co. Ltd.	9,063	331,665
*	KPX Electrochem Co. Ltd.	10,070	60,276
#	Krafton, Inc.	32,098	5,771,099
#	KSS LINE Ltd.	65,693	568,296
	KT Skylife Co. Ltd.	27,830	92,554
	KT&G Corp.	73,263	8,832,718
		Shares	Value»
SOUTH KOREA — (Continued)
	Kumho Petrochemical Co. Ltd.	9,986	$993,508
*	Kumho Tire Co., Inc.	294,889	1,165,607
	KUMHOE&C Co. Ltd.	13,654	51,156
#	Kwang Dong Pharmaceutical Co. Ltd.	87,828	491,697
#	Kyeryong Construction Industrial Co. Ltd.	27,579	543,319
#	Kyobo Securities Co. Ltd.	71,114	661,200
	Kyung Dong Navien Co. Ltd.	10,887	573,844
#	Kyungbang Co. Ltd.	28,974	198,519
	Kyung-In Synthetic Corp.	11,357	39,110
	KZ Precision Corp.	31,617	313,902
#*	LB Semicon, Inc.	100,299	384,284
	Lee Ku Industrial Co. Ltd.	17,157	69,865
	LF Corp.	53,268	893,921
	LG Chem Ltd.	67,160	18,189,818
	LG Corp.	216,383	14,603,405
#*	LG Display Co. Ltd. (LPL US), ADR	1,834,220	7,850,462
	LG Electronics, Inc.	423,223	40,761,883
#	LG H&H Co. Ltd.	15,757	2,715,858
*	LG HelloVision Co. Ltd.	50,243	80,140
#	LG Innotek Co. Ltd.	43,308	16,931,515
	LG Uplus Corp.	896,312	9,610,917
#	LIG Accuver Co. Ltd.	7,486	267,984
*	LOT Vacuum Co. Ltd.	4,203	45,381
	Lotte Chilsung Beverage Co. Ltd.	13,758	1,139,999
	Lotte Corp.	14,199	295,547
*	Lotte Data Communication Co.	1,439	22,519
	LOTTE Fine Chemical Co. Ltd.	59,578	2,806,604
*	Lotte Non-Life Insurance Co. Ltd.	59,615	85,219
#	Lotte Rental Co. Ltd.	24,380	554,813
#	Lotte Shopping Co. Ltd.	9,876	904,963
#	Lotte Wellfood Co. Ltd.	4,130	338,874
	LS Corp.	55,731	17,338,664
#*	LVMC Holdings	331,306	381,729
*	LX Hausys Ltd.	8,254	202,308
#	LX Holdings Corp.	160,312	990,470
	LX International Corp.	115,136	4,172,607
#	LX Semicon Co. Ltd.	25,222	1,072,160
	M.I.Tech Co. Ltd.	3,943	17,411

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Macrogen, Inc.	3,200	$35,049
	Mcnex Co. Ltd.	15,883	248,985
#*	MDS Tech, Inc.	179,788	135,156
*	ME2ON Co. Ltd.	5,314	11,528
	Mecaro Co. Ltd.	3,969	98,178
#	Medytox, Inc.	6,673	478,757
#	MegaStudy Co. Ltd.	26,278	239,736
	MegaStudyEdu Co. Ltd.	2,788	89,246
#	META BIOMED Co. Ltd.	83,042	250,163
	Mgame Corp.	23,404	84,963
	Mi Chang Oil Industrial Co. Ltd.	4,014	337,717
#*	Mirae Asset Life Insurance Co. Ltd.	222,091	2,398,811
	Mirae Asset Securities Co. Ltd.	1,480	65,733
	Misto Holdings Corp.	53,568	1,473,540
	Miwon Commercial Co. Ltd.	238	24,451
#	MK Electron Co. Ltd.	71,417	1,361,456
*	MONAYONGPYONG	16,060	34,041
*	Motrex Co. Ltd.	17,228	105,631
	mPlus Corp.	9,934	118,237
#	Myoung Shin Industrial Co. Ltd.	88,076	797,387
#	Namhae Chemical Corp.	31,915	252,937
	Namuga Co. Ltd.	10,574	137,123
#	Namyang Dairy Products Co. Ltd.	13,344	473,849
	NAVER Corp.	88,181	12,666,511
	NC Corp.	7,758	1,432,360
	NeoPharm Co. Ltd.	1,437	19,840
#	Neowiz	24,241	361,996
	Neowiz Holdings Corp.	11,651	171,812
#*	Nepes Ark Corp.	7,556	196,558
Ω	Netmarble Corp.	36,369	1,225,540
	New Power Plasma Co. Ltd.	63,019	289,110
	Nexen Corp.	79,539	387,689
#	Nexen Tire Corp.	54,576	274,530
#	Nexteel Co. Ltd.	12,200	167,895
#	NH Investment & Securities Co. Ltd.	487,810	11,184,997
#	NHN Corp.	11,070	309,746
#	NICE Holdings Co. Ltd.	34,221	337,176
	Nice Information & Telecommunication, Inc.	5,788	110,239
		Shares	Value»
SOUTH KOREA — (Continued)
#	Nong Shim Holdings Co. Ltd.	9,266	$612,638
#	NongShim Co. Ltd.	11,140	2,860,463
	NOROO Paint & Coatings Co. Ltd.	43,552	259,921
#	NOVAREX Co. Ltd.	25,081	254,090
	Novatech Co. Ltd.	6,613	104,832
	NPC	66,175	175,273
*	OCI Co. Ltd.	2,490	254,623
*	Oriental Precision & Engineering Co. Ltd.	7,831	42,637
	Orion Corp.	38,496	3,739,665
#	Orion Holdings Corp.	86,841	1,526,491
#*	OSTEONIC Co. Ltd.	23,658	106,128
*	Osung Advanced Materials Co. Ltd.	177,805	174,572
#	Otoki Corp.	2,910	719,335
	Pan Ocean Co. Ltd.	868,292	3,260,106
#	Paradise Co. Ltd.	153,883	1,656,548
#	Partron Co. Ltd.	141,908	795,856
*	Pentastone Electronics, Inc.	39,748	218,712
	People & Technology, Inc.	24,911	951,782
	PHA Co. Ltd.	33,179	293,967
#	PI Advanced Materials Co. Ltd.	17,376	303,835
	PKC Co. Ltd.	37,449	186,471
#	Poongsan Corp.	79,221	5,318,981
#	Poongsan Holdings Corp.	42,592	1,299,451
	POSCO Holdings, Inc. (005490 KS)	58,373	18,410,901
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	505,096	40,104,622
#	Posco International Corp.	59,595	3,516,888
#	POSCO Steeleon Co. Ltd.	63,250	359,939
*	Power Logics Co. Ltd.	14,008	49,121
#	Protec Co. Ltd.	8,879	499,328
	Pulmuone Co. Ltd.	4,396	36,712
	Pumtech Korea Co. Ltd.	1,036	29,055
	Refine Co. Ltd.	14,212	121,736
	Rorze Systems Corp.	2,829	18,148
	S&D Co. Ltd.	978	36,706
	Sajo Industries Co. Ltd.	2,154	77,601
#	Sajodaerim Corp.	10,562	233,895

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Sam Young Electronics Co. Ltd.	31,048	$322,141
	Sam Yung Trading Co. Ltd.	2,817	38,666
#	Samji Electronics Co. Ltd.	22,565	498,957
	Samjin Pharmaceutical Co. Ltd.	9,153	115,685
	Samlip Co. Ltd.	452	15,162
#	Sammok S-Form Co. Ltd.	26,629	338,734
#	SAMPYO Cement Co. Ltd.	125,487	1,442,959
	Samsung C&T Corp.	169,373	34,603,658
	Samsung Card Co. Ltd. (029780 KS)	89,930	3,245,184
	Samsung Electronics Co. Ltd. (005930 KS)	4,455,693	670,972,048
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	7,245	27,373,314
	Samsung Engineering Co. Ltd.	44,475	1,610,750
	Samsung Fire & Marine Insurance Co. Ltd.	10,179	3,178,755
	Samsung Life Insurance Co. Ltd.	108,391	18,435,054
*	Samsung SDI Co. Ltd.	114,145	54,059,869
#	Samsung SDS Co. Ltd.	51,302	5,806,880
	Samsung Securities Co. Ltd.	161,578	11,839,517
	SAMT Co. Ltd.	178,062	856,497
#	Samwha Capacitor Co. Ltd.	19,504	896,136
#*	Samyang Biopharmaceuticals Corp.	20,367	1,057,966
#	Samyang Corp.	9,248	301,655
#	Samyang Holdings Corp.	19,161	906,702
	Samyoung M-Tek Co. Ltd.	7,610	69,566
#	Sang-A Frontec Co. Ltd.	5,175	96,371
#	Sangsin Energy Display Precision Co. Ltd.	6,640	120,147
		Shares	Value»
SOUTH KOREA — (Continued)
#	SeAH Besteel Holdings Corp.	58,805	$3,009,584
#	SeAH Holdings Corp.	4,354	476,997
#	SeAH Steel Corp.	5,976	717,810
	SeAH Steel Holdings Corp.	7,691	1,248,302
#	Sebang Co. Ltd.	49,883	537,996
#	Sebang Global Battery Co. Ltd.	30,660	1,376,138
	Seegene, Inc.	48,433	805,570
#	Segyung Hitech Co. Ltd.	57,306	186,428
#	Sejong Industrial Co. Ltd.	19,312	104,491
	Semyung Electric Machinery Co. Ltd.	10,966	108,326
††	Seohee Construction Co. Ltd.	67,983	27,914
#*	Seoul Semiconductor Co. Ltd.	114,916	1,295,172
#	Seoyon Co. Ltd.	38,356	246,560
#	Seoyon E-Hwa Co. Ltd.	77,705	745,416
	SFA Engineering Corp.	4,010	85,823
#	SGC Energy Co. Ltd.	22,681	912,899
#*	SHIFT UP Corp.	18,582	410,957
#*	Shin Heung Energy & Electronics Co. Ltd.	65,020	465,672
#	Shindaeyang Paper Co. Ltd.	33,740	297,338
	Shinhan Financial Group Co. Ltd. (055550 KS)	639,667	43,438,940
#	Shinhan Financial Group Co. Ltd. (SHG US), ADR	930,748	64,072,691
	Shinil Electronics Co. Ltd.	34,199	34,090
#	Shinsegae Information & Communication Co. Ltd.	20,938	301,167
	Shinsegae International, Inc.	32,557	329,127
	Shinsegae, Inc.	25,513	7,051,030
*	Shinsung E&G Co. Ltd.	240,571	647,978
*	Shinyoung Securities Co. Ltd.	2,646	356,508
*	Showbox Corp.	42,847	86,746
	Silla Co. Ltd.	23,707	155,018
	SIMPAC, Inc.	103,324	409,854
	Sindoh Co. Ltd.	4,111	138,821

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SK Bioscience Co. Ltd.	21,220	$622,045
#	SK Chemicals Co. Ltd.	10,773	434,025
#	SK Discovery Co. Ltd.	54,122	2,042,520
#*	SK Eternix Co. Ltd.	9,412	372,159
#	SK Gas Ltd.	7,256	1,414,441
*Ω	SK IE Technology Co. Ltd.	6,408	115,393
	SK Innovation Co. Ltd.	110,636	10,983,612
#	SK Networks Co. Ltd.	245,763	976,195
	SK, Inc.	87,974	25,608,809
#	SL Corp.	64,890	2,779,405
#	SM Entertainment Co. Ltd.	19,746	1,294,928
*	Smotronic Co. Ltd.	5,305	9,914
	SNT Energy Co. Ltd.	4,324	166,045
#	SNT Holdings Co. Ltd.	35,428	1,494,226
#	SNT Motiv Co. Ltd.	82,476	1,957,744
#*	S-Oil Corp.	115,208	10,485,293
#	Solid, Inc.	86,863	1,007,944
	SOLUM Co. Ltd.	42,006	553,496
#	Songwon Industrial Co. Ltd.	29,543	316,611
#	Soop Co. Ltd.	17,820	705,572
#	Soosan Industries Co. Ltd.	6,845	158,689
#	Soulbrain Holdings Co. Ltd.	20,947	1,047,357
#	SP SAMHWA Co. Ltd.	40,166	257,135
#*	Studio Dragon Corp.	14,596	344,966
	Suheung Co. Ltd.	10,918	148,155
	Sun Kwang Co. Ltd.	1,727	27,844
	Sung Kwang Bend Co. Ltd.	13,313	419,683
#	Sungshin Cement Co. Ltd.	71,955	558,525
#	Sungwoo Hitech Co. Ltd.	264,620	1,602,376
#	Sunjin Co. Ltd.	27,861	202,910
#*	Suprema, Inc.	12,078	456,831
*	Synergy Innovation Co. Ltd.	38,271	54,551
#	Systems Technology, Inc.	10,938	282,026
	SYTS Corp.	2,690	109,508
#	T&L Co. Ltd.	7,960	331,647
	Tae Kyung Industrial Co. Ltd.	64,197	222,014
		Shares	Value»
SOUTH KOREA — (Continued)
#	Taekwang Industrial Co. Ltd.	1,023	$824,958
#*	Taewoong Co. Ltd.	26,328	954,820
#*	Telechips, Inc.	20,651	201,842
#	TEMC Co. Ltd.	30,935	363,719
#	TK Corp.	35,503	1,109,394
#	TKG Huchems Co. Ltd.	22,732	290,652
*	Tongyang Life Insurance Co. Ltd.	73,810	414,859
	Tonymoly Co. Ltd.	7,690	39,613
#	Tovis Co. Ltd.	25,905	310,750
#	TS Corp.	230,626	453,519
#	TYM Corp.	72,457	394,835
#	Uju Electronics Co. Ltd.	7,835	211,111
	Unid Co. Ltd.	15,727	1,009,679
#	Union Semiconductor Equipment & Materials Co. Ltd.	53,546	423,941
#	Unitrontech Co. Ltd.	41,767	161,323
	Value Added Technology Co. Ltd.	12,178	190,276
#	Vieworks Co. Ltd.	13,050	240,434
	Vitzro Tech Co. Ltd.	11,962	138,086
	Webzen, Inc.	29,571	243,782
	Wemade Co. Ltd.	20,547	347,759
#	Whanin Pharmaceutical Co. Ltd.	11,526	92,337
*	Wonik Holdings Co. Ltd.	30,964	697,375
#	Wonik Materials Co. Ltd.	21,064	759,317
*	Wonik Pne Co. Ltd.	11,371	30,661
#	Wonik QnC Corp.	39,530	1,026,788
	Woori Financial Group, Inc. (316140 KS)	2,136,473	48,720,433
#	Worldex Industry & Trading Co. Ltd.	20,895	470,060
	Xexymix Corp.	7,887	23,416
#	Y G-1 Co. Ltd.	57,779	617,523
*	YMT Co. Ltd.	4,967	60,698
#	Young Poong Corp.	16,577	740,570
#	Youngone Corp.	114,742	6,433,649
	Youngone Holdings Co. Ltd.	26,845	3,794,303
	Yuanta Securities Korea Co. Ltd.	301,613	1,078,554
#	YuHwa Securities Co. Ltd.	79,076	190,431
#	Zeus Co. Ltd.	29,955	330,741

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Zinus, Inc.	17,465	$152,238
TOTAL SOUTH KOREA			2,455,510,812
TAIWAN — (23.7%)
	91APP, Inc.	50,000	103,817
	Aaeon Technology, Inc.	11,000	42,680
#	ABC Taiwan Electronics Corp.	53,000	50,475
	Abico Avy Co. Ltd.	542,735	703,826
#	Ability Enterprise Co. Ltd.	886,527	2,223,189
#	AcBel Polytech, Inc.	2,583,000	3,932,139
#	Acer E-Enabling Service Business, Inc.	21,000	129,577
#	Acer, Inc.	7,820,109	6,875,814
#	ACES Electronic Co. Ltd.	564,778	1,575,158
*	Acon Holding, Inc.	173,000	38,262
#	Acter Group Corp. Ltd.	148,000	3,956,264
	Action Electronics Co. Ltd.	184,000	74,280
#	Actron Technology Corp.	164,000	713,844
#	ADATA Technology Co. Ltd.	918,757	13,125,817
	Adlink Technology, Inc.	179,000	427,098
#	Advanced Ceramic X Corp.	103,000	563,658
#	Advanced Energy Solution Holding Co. Ltd.	72,000	2,580,045
#	Advanced International Multitech Co. Ltd.	455,000	848,934
#	Advanced Power Electronics Corp.	208,000	792,984
	Advanced Wireless Semiconductor Co.	169,000	781,473
#	Advancetek Enterprise Co. Ltd.	296,000	246,406
#	Advantech Co. Ltd.	587,000	6,712,607
#	AGV Products Corp.	1,869,211	585,149
#	AIC, Inc.	77,000	1,658,871
	AimCore Technology Co. Ltd.	6,000	6,098
#	Airoha Technology Corp.	61,000	1,070,042
	Airtac International Group	217,000	10,131,711
		Shares	Value»
TAIWAN — (Continued)
	Alchip Technologies Ltd.	11,000	$1,471,304
	Alexander Marine Co. Ltd.	26,000	140,102
	Allied Circuit Co. Ltd.	11,863	158,833
#	Allied Supreme Corp.	82,000	584,003
#	Allis Electric Co. Ltd.	185,000	647,754
#	Alltek Technology Corp.	618,120	1,023,528
#	Alltop Technology Co. Ltd.	134,000	1,412,938
#	Alpha Networks, Inc.	1,039,086	1,113,961
#	Altek Corp.	1,673,080	2,157,672
	Amazing Microelectronic Corp.	108,000	266,846
#	Ambassador Hotel	1,232,000	1,629,355
	Ampak Technology, Inc.	16,000	31,709
	Ampire Co. Ltd.	45,000	35,940
#	AMPOC Far-East Co. Ltd.	331,292	1,308,482
#	AmTRAN Technology Co. Ltd.	1,974,756	2,624,124
	Anderson Industrial Corp.	124,000	114,382
#*	Andes Technology Corp.	32,000	234,138
#	Anji Technology Co. Ltd.	192,000	203,739
	Anpec Electronics Corp.	43,000	325,527
	Apacer Technology, Inc.	489,210	3,487,874
#	APAQ Technology Co. Ltd.	45,000	232,365
	Apex Biotechnology Corp.	199,000	179,670
#*	Apex International Co. Ltd.	640,794	1,074,901
	Apex Science & Engineering	179,633	60,729
	ARBOR Technology Corp.	39,000	65,345
	Arcadyan Technology Corp.	570,000	2,886,213
#	Ardentec Corp.	2,214,058	13,900,137
	ARES International Corp.	24,000	40,124
#	Argosy Research, Inc.	171,000	912,477
	ASE Technology Holding Co. Ltd.	13,730,000	215,212,938
#	Asia Cement Corp.	7,757,589	8,602,163

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Asia Electronic Material Co. Ltd.	91,000	$128,592
	Asia Metal Industries, Inc.	47,000	575,983
#	Asia Optical Co., Inc.	736,000	3,284,183
#	Asia Polymer Corp.	1,943,530	924,782
#	Asia Tech Image, Inc.	125,000	285,830
	ASIX Electronics Corp.	14,000	45,932
	ASMedia Technology, Inc.	22,000	967,985
#	ASolid Technology Co. Ltd.	60,000	172,112
#	ASROCK, Inc.	141,000	1,067,680
#	Asustek Computer, Inc.	2,160,000	40,020,488
#	ATE Energy International Co. Ltd.	260,197	198,381
	Aten International Co. Ltd.	39,000	85,200
#	Audix Corp.	399,332	843,745
	AUO Corp. (AUOTY US), Sponsored ADR	2,983,642	13,694,917
#	AURAS Technology Co. Ltd.	37,000	1,366,305
#	Avalue Technology, Inc.	198,000	574,380
	Avermedia Technologies	39,000	58,743
	Axiomtek Co. Ltd.	267,000	918,190
	Azurewave Technologies, Inc.	280,000	544,143
	Bafang Yunji International Co. Ltd.	44,000	246,660
	Bank of Kaohsiung Co. Ltd.	4,188,320	1,568,460
	Baotek Industrial Materials Ltd.	68,000	251,090
#	Basso Industry Corp.	349,000	358,406
#	BenQ Materials Corp.	647,000	529,551
#*	BES Engineering Corp.	7,748,528	3,208,310
#*	Bin Chuan Enterprise Co. Ltd.	239,000	443,969
#*	Biostar Microtech International Corp.	668,055	905,517
	Bioteque Corp.	39,000	142,379
	Bizlink Holding, Inc.	504,505	45,301,082
	Bonny Worldwide Ltd.	8,000	37,333
#	Bora Pharmaceuticals Co. Ltd.	182,000	2,366,691
		Shares	Value»
TAIWAN — (Continued)
#	Bright Led Electronics Corp.	479,000	$480,660
#	Brightek Optoelectronic Co. Ltd.	68,000	92,067
#	Brighton-Best International Taiwan, Inc.	384,000	408,359
	Brillian Network & Automation Integrated System Co. Ltd.	91,000	1,305,625
#	Brogent Technologies, Inc.	53,195	157,963
	Calitech Co. Ltd.	66,000	202,506
*	Cameo Communications, Inc.	107,712	30,078
#	Capital Futures Corp.	209,766	372,820
#	Capital Securities Corp.	7,557,158	6,738,092
	Castles Technology Co. Ltd.	59,000	89,264
#	Caswell, Inc.	101,000	260,381
#	Catcher Technology Co. Ltd.	1,180,000	7,772,291
#	Cathay Chemical Works	272,000	398,710
	Cathay Consolidated, Inc.	38,000	110,716
	Cathay Financial Holding Co. Ltd.	26,941,201	65,766,515
	Cathay Real Estate Development Co. Ltd.	2,926,694	2,152,870
*	CCP Contact Probes Co. Ltd.	42,334	380,701
#	Celxpert Energy Corp.	334,304	361,685
	Cenra, Inc.	621,632	622,574
#	Central Reinsurance Co. Ltd.	1,172,148	1,113,946
	Century Iron & Steel Industrial Co. Ltd.	201,000	645,600
	Chailease Holding Co. Ltd.	4,532,019	16,609,652
*	ChainQui Construction Development Co. Ltd.	469,393	200,768
#	Champion Building Materials Co. Ltd.	1,207,445	327,081

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Champion Microelectronic Corp.	51,000	$87,308
	Chang Hwa Commercial Bank Ltd.	17,626,698	11,782,672
	Chang Wah Electromaterials, Inc.	735,000	1,122,002
#	Chang Wah Technology Co. Ltd.	436,000	723,260
#	Channel Well Technology Co. Ltd.	461,000	818,214
#	Chant Sincere Co. Ltd.	46,000	126,608
#	Charoen Pokphand Enterprise	659,600	2,887,776
#	CHC Healthcare Group	486,000	448,136
	CHC Resources Corp.	63,000	138,837
	Chen Full International Co. Ltd.	303,000	610,319
	Cheng Fwa Industrial Co. Ltd.	35,000	19,784
	Cheng Loong Corp.	4,390,659	2,444,138
#*	Cheng Mei Materials Technology Corp.	612,880	764,720
	Cheng Shin Rubber Industry Co. Ltd.	6,181,000	6,116,332
	Cheng Uei Precision Industry Co. Ltd.	566,178	670,443
#	Chenming Electronic Technology Corp.	189,000	634,440
	Chia Chang Co. Ltd.	461,000	555,386
	Chia Hsin Cement Corp.	2,597,114	1,104,260
#	Chicony Electronics Co. Ltd.	1,632,000	6,426,089
	Chicony Power Technology Co. Ltd.	399,000	1,025,467
	Chief Telecom, Inc.	7,000	75,985
	Chien Kuo Construction Co. Ltd.	712,637	918,427
#	China Airlines Ltd.	13,107,353	7,428,703
	China Bills Finance Corp.	3,423,000	1,816,040
	China Ecotek Corp.	9,000	14,463
		Shares	Value»
TAIWAN — (Continued)
#	China Electric Manufacturing Corp.	414,432	$157,267
#	China General Plastics Corp.	693,585	326,251
#	China Glaze Co. Ltd.	346,799	284,336
*	China Man-Made Fiber Corp.	5,419,014	1,126,451
#	China Metal Products	1,365,969	901,473
#	China Motor Corp.	916,099	1,573,440
#*	China Petrochemical Development Corp.	10,445,068	2,457,108
#	China Steel Chemical Corp.	322,000	796,318
#	China Steel Corp.	26,230,320	15,574,648
#	China Wire & Cable Co. Ltd.	444,600	450,522
#	Chinese Maritime Transport Ltd.	357,270	613,976
	Chin-Poon Industrial Co. Ltd.	1,541,815	2,522,208
#	Chipbond Technology Corp.	2,188,000	11,404,931
	ChipMOS Technologies, Inc. (8150 TT)	2,151,085	4,835,025
	ChipMOS Technologies, Inc. (IMOS US), ADR	16,133	735,977
#	Chlitina Holding Ltd.	137,000	461,578
	Chong Hong Development Co. Ltd.	364,779	898,766
	Chun YU Works & Co. Ltd.	848,750	395,037
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,819,319
#	Chung Hwa Chemical Industrial Works Ltd.	134,000	350,769
#*	Chung Hwa Pulp Corp.	1,144,353	470,647
*††	Chung Shing Textile Co.	600	0
	Chung Tai Resource Technology Corp.	35,000	94,941
	Chung-Hsin Electric & Machinery Manufacturing Corp.	963,000	4,543,029
#	Cleanaway Co. Ltd. (8422 TT)	2,420,000	2,122,619
	Clevo Co.	1,285,000	1,565,985

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	CMC Magnetics Corp.	1,961,019	$633,601
	Collins Co. Ltd.	483,224	189,558
#	Compal Electronics, Inc.	16,160,332	14,939,620
#	Compeq Manufacturing Co. Ltd.	4,826,000	37,632,862
	Complex Micro Interconnection Co. Ltd.	33,000	39,706
	Compucase Enterprise	209,000	426,485
	Concord International Securities Co. Ltd.	317,000	289,413
	Concord Securities Co. Ltd.	2,445,244	1,516,474
#	Continental Holdings Corp.	2,062,540	1,351,866
#	Contrel Technology Co. Ltd.	515,000	1,719,360
#	Coremax Corp.	233,112	633,109
#	Coretronic Corp.	854,800	1,817,005
#	Creative Sensor, Inc.	210,000	330,741
#	Crowell Development Corp.	269,150	191,248
#	Cryomax Cooling System Corp.	135,926	137,454
	CS Group Investment Holding Ltd.	146,000	87,603
	CTBC Financial Holding Co. Ltd.	57,326,073	94,818,661
	CTCI Corp.	2,228,775	2,597,965
	Cub Elecparts, Inc.	36,000	137,843
#	CviLux Corp.	238,000	947,852
	Cyberlink Corp.	135,000	280,802
	CyberPower Systems, Inc.	85,000	506,191
#*	CyberTAN Technology, Inc.	799,000	636,504
	DA CIN Construction Co. Ltd.	1,306,063	2,979,845
	Da-Li Development Co. Ltd.	881,392	1,267,328
#	Darfon Electronics Corp.	548,000	464,459
#	Darwin Precisions Corp.	1,195,671	487,498
	De Licacy Industrial Co. Ltd.	67,222	21,296
#	Delpha Construction Co. Ltd.	409,000	269,717
		Shares	Value»
TAIWAN — (Continued)
#	Depo Auto Parts Ind Co. Ltd.	538,000	$2,131,486
*	DER PAO Construction	312,146	0
	Desiccant Technology Corp.	51,000	388,508
	DFI, Inc.	62,000	111,321
	Dimerco Express Corp.	373,000	919,591
	Dong Fang Offshore Co. Ltd.	18,000	79,674
	Donpon Precision, Inc.	175,200	259,581
	Drewloong Precision, Inc.	45,331	207,663
	Dyaco International, Inc.	20,000	13,206
#	Dynamic Holding Co. Ltd.	950,763	5,372,219
#	Dynapack International Technology Corp.	521,000	6,081,479
#	E Ink Holdings, Inc.	1,787,000	7,863,281
#	E.Sun Financial Holding Co. Ltd.	28,071,982	28,325,053
#	Eastech Holding Ltd.	131,000	318,279
	Eastern Media International Corp.	873,090	560,346
#	Eclat Textile Co. Ltd.	457,000	4,855,123
#	eCloudvalley Digital Technology Co. Ltd.	36,000	78,692
	ECOVE Environment Corp.	20,000	182,458
	Edison Opto Corp.	308,250	228,601
#*	Edom Technology Co. Ltd.	988,350	1,205,755
#	Elan Microelectronics Corp.	632,000	2,742,835
	E-Lead Electronic Co. Ltd.	144,000	252,178
	Elite Advanced Laser Corp.	102,000	998,315
#	Elite Semiconductor Microelectronics Technology, Inc.	309,000	1,701,767
#	Elitegroup Computer Systems Co. Ltd.	883,395	579,958
#	Emerging Display Technologies Corp.	264,000	191,216
††	ENG Electric Co. Ltd.	11,999	52
#	Ennoconn Corp.	386,599	3,971,054
#	Ennostar, Inc.	1,571,210	3,706,000

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	EnTie Commercial Bank Co. Ltd.	2,417,232	$1,043,217
	EOI Investment Holdings Co. Ltd.	97,000	59,823
*	Epileds Technologies, Inc.	83,000	125,943
	Episil-Precision, Inc.	86,000	247,740
	Eris Technology Corp.	10,000	69,941
#	Eson Precision Ind Co. Ltd.	435,000	1,470,909
#	Eternal Materials Co. Ltd.	2,553,487	6,429,838
#	Eurocharm Holdings Co. Ltd.	98,000	516,350
	Eva Airways Corp.	11,359,355	12,030,211
	Ever Ohms Technology Co. Ltd.	17,000	20,469
	Ever Supreme Bio Technology Co. Ltd.	24,000	97,715
*	Everest Textile Co. Ltd.	1,630,813	359,533
#	Evergreen Aviation Technologies Corp.	356,000	1,735,685
	Evergreen International Storage & Transport Corp.	1,254,500	1,892,334
#	Evergreen Marine Corp. Taiwan Ltd.	2,592,658	16,585,650
#	EVERGREEN Steel Corp.	693,000	2,142,584
#	Everlight Chemical Industrial Corp.	1,197,950	2,183,795
	Everlight Electronics Co. Ltd.	2,218,000	5,001,330
#	Evertop Wire Cable Corp.	545,000	383,361
#	Excelsior Medical Co. Ltd.	672,913	1,517,258
#	Far Eastern Department Stores Ltd.	4,119,445	2,894,248
	Far Eastern International Bank	14,059,848	5,451,628
#	Far Eastern New Century Corp.	13,016,528	10,625,715
	Far EasTone Telecommunications Co. Ltd.	5,093,397	15,190,363
#	Faraday Technology Corp.	158,000	853,090
		Shares	Value»
TAIWAN — (Continued)
	Farglory F T Z Investment Holding Co. Ltd.	499,655	$734,517
	Farglory Land Development Co. Ltd.	1,375,264	2,991,824
	Feedback Technology Corp.	140,127	861,938
	Feng Hsin Steel Co. Ltd.	470,000	904,215
#	Feng TAY Enterprise Co. Ltd.	644,000	1,434,496
	FIC Global, Inc.	146,000	306,459
	Firich Enterprises Co. Ltd.	85,000	60,369
	First Financial Holding Co. Ltd.	30,402,651	27,768,669
	First Hotel	974,857	382,880
#	First Insurance Co. Ltd.	1,400,064	1,155,696
*	First Steamship Co. Ltd.	2,874,042	456,076
	Fitipower Integrated Technology, Inc.	65,550	317,679
#	Flytech Technology Co. Ltd.	316,000	1,088,427
#	FocalTech Systems Co. Ltd.	310,000	496,899
#	Forcecon Tech Co. Ltd.	280,057	844,574
	Forcelead Technology Corp.	5,000	27,700
	Forest Water Environment Engineering Co. Ltd.	150,052	171,445
#	Formosa Advanced Technologies Co. Ltd.	880,000	1,722,159
	Formosa Chemicals & Fibre Corp.	2,466,000	4,103,875
	Formosa International Hotels Corp.	11,000	58,592
#	Formosa Laboratories, Inc.	429,478	736,306
	Formosa Oilseed Processing Co. Ltd.	25,035	25,350
	Formosa Optical Technology Co. Ltd.	27,000	83,485
	Formosa Petrochemical Corp.	1,775,000	3,171,621

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Plastics Corp.	2,936,000	$4,794,266
#	Formosa Sumco Technology Corp.	186,000	1,131,897
#	Formosa Taffeta Co. Ltd.	3,132,511	1,580,798
#	Formosan Rubber Group, Inc.	1,162,761	965,423
	Formosan Union Chemical Corp.	1,809,843	1,067,223
	Founding Construction & Development Co. Ltd.	626,418	283,421
#	Foxconn Technology Co. Ltd.	1,634,142	2,708,986
#	Foxsemicon Integrated Technology, Inc.	291,000	2,892,317
#	Foxwell Power Co. Ltd.	42,000	85,253
#	Franbo Lines Corp.	600,392	327,310
	Froch Enterprise Co. Ltd.	1,037,734	524,787
#	FSP Technology, Inc.	810,292	1,277,446
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	319,097	260,807
#	Fu Hua Innovation Co. Ltd.	1,819,914	799,480
	Fubon Financial Holding Co. Ltd.	25,450,476	72,536,134
#	Fulgent Sun International Holding Co. Ltd.	463,623	1,142,535
	Fullerton Technology Co. Ltd.	402,200	322,396
#*	Fulltech Fiber Glass Corp.	1,327,306	4,697,420
	Fusheng Precision Co. Ltd.	323,000	2,572,778
	Fwusow Industry Co. Ltd.	1,282,429	547,327
	G Shank Enterprise Co. Ltd.	809,107	3,041,006
#	Gallant Precision Machining Co. Ltd.	203,000	852,563
#	Gamania Digital Entertainment Co. Ltd.	368,000	460,398
	GEM Services, Inc.	41,000	120,325
#	Gemtek Technology Corp.	1,441,962	1,577,798
		Shares	Value»
TAIWAN — (Continued)
#*	General Interface Solution GIS Holding Ltd.	579,000	$1,412,080
	Generalplus Technology, Inc.	163,000	240,780
#	Genesys Logic, Inc.	209,000	665,479
	Genius Electronic Optical Co. Ltd.	316,000	5,133,698
	GeoVision, Inc.	133,000	228,432
#	Getac Holdings Corp.	1,199,065	3,715,744
#*	Giantplus Technology Co. Ltd.	1,139,100	480,051
#	Gigabyte Technology Co. Ltd.	1,627,287	14,170,004
#	Global Brands Manufacture Ltd.	1,584,468	5,041,835
	Global Lighting Technologies, Inc.	117,000	139,184
#	Global Mixed Mode Technology, Inc.	187,000	1,496,778
#	Global PMX Co. Ltd.	231,000	989,129
#	Global View Co. Ltd.	28,000	37,963
#	Globalwafers Co. Ltd.	722,000	13,566,915
#	Globe Union Industrial Corp.	644,126	188,997
#	Gloria Material Technology Corp.	1,886,116	1,924,907
#	GMI Technology, Inc.	66,143	85,923
	Golden Long Teng Development Co. Ltd.	93,000	75,763
	Goldsun Building Materials Co. Ltd.	4,517,171	5,034,364
	Good Will Instrument Co. Ltd.	269,746	492,028
#	Gordon Auto Body Parts	421,000	376,935
#	Gourmet Master Co. Ltd.	282,000	567,615
#	Grand Fortune Securities Co. Ltd.	1,169,929	571,484
#*	Grand Pacific Petrochemical	3,095,018	1,201,904
	Grape King Bio Ltd.	310,000	1,102,069
	Great China Metal Industry	842,000	567,511
#	Great Tree Pharmacy Co. Ltd.	122,000	298,958
#	Great Wall Enterprise Co. Ltd.	2,456,236	4,144,419
#	Greatek Electronics, Inc.	809,000	2,170,360

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Group Up Industrial Co. Ltd.	113,000	$1,689,008
#	GTM Holdings Corp.	622,900	582,441
#	Gudeng Precision Industrial Co. Ltd.	57,000	987,101
#	Hannstar Board Corp.	1,500,048	3,973,121
#*	HannStar Display Corp.	4,952,435	1,281,425
*	HannsTouch Holdings Co.	995,001	386,150
	Hanpin Electron Co. Ltd.	334,000	552,707
#*	Harvatek Corp.	770,553	618,219
#	HD Renewable Energy Co. Ltd.	42,000	119,629
#	Hey Song Corp.	1,745,500	1,947,468
	Hi-Clearance, Inc.	4,296	18,445
	Highlight Tech Corp.	43,600	111,517
††	High-Tek Harness Enterprise Co. Ltd.	179,000	4,181
	Highwealth Construction Corp.	4,262,258	5,408,161
	Hi-Lai Foods Co. Ltd.	25,000	122,923
	HIM International Music, Inc.	15,000	40,068
#*	Hitron Technology, Inc.	219,000	211,376
	Hiwin Mikrosystem Corp.	72,000	516,654
	Hiwin Technologies Corp.	696,000	6,975,164
#	Hiyes International Co. Ltd.	179,651	403,583
#	Ho Tung Chemical Corp.	4,467,475	1,330,377
#	Hocheng Corp.	949,066	526,137
#	Holdings-Key Electric Wire & Cable Co. Ltd.	371,699	455,988
*	Holtek Semiconductor, Inc.	50,000	86,049
#	Holy Stone Enterprise Co. Ltd.	432,800	2,965,156
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	40,490,192	286,063,966
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	707,040
	Hong TAI Electric Industrial	1,279,000	1,447,284
	Horizon Fixture Group Co. Ltd.	6,000	30,456
		Shares	Value»
TAIWAN — (Continued)
#	Horizon Securities Co. Ltd.	354,820	$159,992
#*	Hota Industrial Manufacturing Co. Ltd.	587,000	967,220
#	Hotai Finance Co. Ltd.	443,000	854,858
#	Hotai Motor Co. Ltd.	237,000	3,577,977
#	Hsin Kuang Steel Co. Ltd.	685,000	878,827
#	Hsing TA Cement Co.	862,614	421,041
#	Hu Lane Associate, Inc.	300,626	1,024,775
#	HUA ENG Wire & Cable Co. Ltd.	735,000	766,886
	Hua Nan Financial Holdings Co. Ltd.	23,227,604	23,565,283
#	Hua Yu Lien Development Co. Ltd.	204,525	322,722
	Huaku Development Co. Ltd.	1,040,655	4,144,957
#	Huang Hsiang Construction Corp.	229,947	272,565
#	Hung Ching Development & Construction Co. Ltd.	857,468	930,403
#	Hung Sheng Construction Ltd.	1,724,269	1,038,241
	Huxen Corp.	173,281	248,226
#	Hwa Fong Rubber Industrial Co. Ltd.	455,000	206,656
#	Hwacom Systems, Inc.	414,000	735,313
#	Ibase Technology, Inc.	174,000	229,782
#	IBF Financial Holdings Co. Ltd.	13,768,262	6,313,487
#	Ichia Technologies, Inc.	1,160,260	2,627,480
	I-Chiun Precision Industry Co. Ltd.	27,000	233,754
#	IEI Integration Corp.	457,200	1,003,333
	In Win Development, Inc.	68,000	191,091
#	Infortrend Technology, Inc.	676,000	867,482
	Info-Tek Corp.	84,000	89,235
	Innodisk Corp.	101,311	4,106,067
#	Innolux Corp.	18,041,431	13,784,772
#	Inpaq Technology Co. Ltd.	348,930	844,240

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Integrated Service Technology, Inc.	240,203	$1,531,372
	Interactive Digital Technologies, Inc.	40,000	107,503
#*	International CSRC Investment Holdings Co.	2,878,166	979,202
	Inventec Corp.	7,876,277	11,538,997
#	Iron Force Industrial Co. Ltd.	217,420	603,464
#	ITE Technology, Inc.	497,479	1,966,522
#	ITEQ Corp.	711,000	6,175,024
#	Jarllytec Co. Ltd.	111,725	364,537
#	Jean Co. Ltd.	605,521	349,590
	Jetwell Computer Co. Ltd.	21,000	115,150
	Jia Wei Lifestyle, Inc.	49,150	47,130
	Jih Lin Technology Co. Ltd.	7,000	12,272
#	Jiin Yeeh Ding Enterprise Co. Ltd.	231,000	624,468
	Jinan Acetate Chemical Co. Ltd.	743,000	999,918
	Jochu Technology Co. Ltd.	49,494	65,187
#	Johnson Health Tech Co. Ltd.	167,000	647,558
#	JPC connectivity, Inc.	230,000	1,522,680
#	JPP Holding Co. Ltd.	72,000	794,404
	K Laser Technology, Inc.	716,601	383,464
#	Kaimei Electronic Corp.	288,400	787,380
	Kedge Construction Co. Ltd.	205,481	548,573
	Kenda Rubber Industrial Co. Ltd.	1,251,409	683,595
	Kent Industrial Co. Ltd.	18,000	13,738
#	Kerry TJ Logistics Co. Ltd.	195,000	186,174
	Keystone Microtech Corp.	45,000	3,097,496
	KGI Financial Holding Co. Ltd.	52,866,127	36,030,814
#	KHGEARS International Ltd.	105,000	599,347
#	Kindom Development Co. Ltd.	2,075,700	1,934,854
	King Chou Marine Technology Co. Ltd.	301,100	448,680
		Shares	Value»
TAIWAN — (Continued)
	King Core Electronics, Inc.	75,000	$109,766
#	King Polytechnic Engineering Co. Ltd.	139,100	216,935
#	King Yuan Electronics Co. Ltd.	2,959,805	28,939,201
#*	King's Town Construction Co. Ltd.	393,380	457,675
	Kinik Co.	4,000	69,721
#*	Kinko Optical Co. Ltd.	442,756	890,527
#	Kinpo Electronics	5,886,375	5,203,195
#	Kinsus Interconnect Technology Corp.	1,515,147	25,739,929
	KMC Kuei Meng International, Inc.	82,000	209,793
	KS Terminals, Inc.	304,000	530,488
	Kuang Hong Arts Management, Inc.	9,000	28,580
	Kung Long Batteries Industrial Co. Ltd.	133,000	517,091
*	Kung Sing Engineering Corp.	2,211,875	795,162
#	Kuo Toong International Co. Ltd.	836,808	1,339,820
	Kwong Fong Industries Corp.	356,649	128,602
	Kwong Lung Enterprise Co. Ltd.	346,000	516,849
#	KYE Systems Corp.	45,000	51,441
#	L&K Engineering Co. Ltd.	238,000	5,133,797
*	LAN FA Textile	985,713	364,662
#	Lanner Electronics, Inc.	337,000	860,737
#	Largan Precision Co. Ltd. (3008 TT)	329,000	26,417,987
#	Laser Tek Taiwan Co. Ltd.	152,000	314,353
	Laster Tech Co. Ltd.	212,172	115,633
	Leadtrend Technology Corp.	57,000	111,091
*	Lealea Enterprise Co. Ltd.	3,801,898	734,904
	LEE CHI Enterprises Co. Ltd.	891,900	295,010
#	Lelon Electronics Corp.	395,000	2,236,650
#	Lemtech Holdings Co. Ltd.	132,300	345,043
	Leo Systems, Inc.	61,000	63,427

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Leofoo Development Co. Ltd.	148,000	$77,901
*	Li Peng Enterprise Co. Ltd.	2,274,381	359,769
#	Lian HWA Food Corp.	137,000	376,426
#	Lien Hwa Industrial Holdings Corp.	1,695,539	2,215,813
	LINE Pay Taiwan Ltd.	14,000	124,746
#	Lingsen Precision Industries Ltd.	1,375,480	1,306,764
#	Lion Travel Service Co. Ltd.	251,000	1,262,180
	Lite-On Technology Corp.	6,635,738	35,580,009
	Liton Technology Corp.	106,000	212,545
	Long Da Construction & Development Corp.	524,000	539,158
*	Longchen Paper & Packaging Co. Ltd.	3,259,859	933,554
	Longwell Co.	670,000	6,190,650
#	Lotes Co. Ltd.	109,000	9,174,386
	Lotus Pharmaceutical Co. Ltd.	285,000	1,999,545
#	Loyalty Founder Enterprise Co. Ltd.	121,000	95,733
#	Lucky Cement Corp.	775,000	356,307
#	Lumax International Corp. Ltd.	220,000	805,087
#*	Lung Yen Life Service Corp.	223,000	311,535
	Lungteh Shipbuilding Co. Ltd.	154,000	667,799
	Luxe Green Energy Technology Co. Ltd.	49,000	33,740
	M3 Technology, Inc.	29,000	81,838
#	Macauto Industrial Co. Ltd.	93,000	157,963
	Macnica Galaxy, Inc.	9,000	26,272
*	Macronix International Co. Ltd.	5,258,605	26,282,047
	MacroWell OMG Digital Entertainment Co. Ltd.	9,000	18,833
	Magnate Technology Co. Ltd.	17,000	24,986
	Major Power Technology Co. Ltd.	5,000	25,503
		Shares	Value»
TAIWAN — (Continued)
	Makalot Industrial Co. Ltd.	505,000	$3,400,051
#	Marketech International Corp.	220,000	2,687,831
#	Materials Analysis Technology, Inc.	159,488	1,684,306
#	Mayer Steel Pipe Corp.	716,947	502,146
	Maywufa Co. Ltd.	182,070	124,476
	MediaTek, Inc.	1,046,000	87,321,768
	Mega Financial Holding Co. Ltd.	20,752,717	25,694,235
#	Mega Union Technology, Inc.	54,000	1,558,294
#*	Megaforce Co. Ltd.	174,000	170,405
#	Mercuries & Associates Holding Ltd.	2,248,771	976,374
#	Mercuries Data Systems Ltd.	160,000	107,363
*	Mercuries Life Insurance Co. Ltd.	3,940,589	959,941
#	Merry Electronics Co. Ltd.	847,245	2,323,183
#	METAAGE Corp.	258,000	376,131
	Micro-Star International Co. Ltd.	1,129,000	3,506,346
	Mildef Crete, Inc.	152,000	506,298
#	MIN AIK Technology Co. Ltd.	293,600	261,136
#	Mitac Holdings Corp.	2,813,450	7,373,433
	momo.com, Inc.	63,000	340,197
#	Motech Industries, Inc.	1,127,000	983,393
	MSSCORPS Co. Ltd.	135,019	3,676,259
#	Nak Sealing Technologies Corp.	99,000	365,980
#	Namchow Holdings Co. Ltd.	544,000	603,670
#	Nan Kang Rubber Tire Co. Ltd.	751,030	794,820
#	Nan Pao Resins Chemical Co. Ltd.	189,000	2,152,146
	Nan Ya Plastics Corp.	11,318,000	32,487,008
	Nan Ya Printed Circuit Board Corp.	631,000	20,437,006
#	Nang Kuang Pharmaceutical Co. Ltd.	171,000	180,483
#	Nantex Industry Co. Ltd.	436,000	368,945

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Nanya Technology Corp.	3,078,000	$21,790,291
#	National Aerospace Fasteners Corp.	82,064	303,510
#	Netronix, Inc.	77,000	215,404
*	New Asia Construction & Development Corp.	394,000	169,277
#	Nextronics Engineering Corp.	67,000	357,192
#	Nichidenbo Corp.	589,000	1,808,433
	Niching Industrial Corp.	27,000	73,763
	Nidec Chaun-Choung Technology Corp.	4,000	20,317
	Nien Hsing Textile Co. Ltd.	265,061	139,336
#	Nien Made Enterprise Co. Ltd.	415,000	4,644,348
#	Niko Semiconductor Co. Ltd.	180,525	322,936
	Nishoku Technology, Inc.	201,000	763,708
	North-Star International Co. Ltd.	108,000	68,191
	Nova Technology Corp.	80,000	581,555
#	Novatek Microelectronics Corp.	1,219,000	15,833,423
#	Nuvoton Technology Corp.	213,000	1,008,329
#	O-Bank Co. Ltd.	3,349,604	1,068,256
	Optimax Technology Corp.	131,000	118,366
#	Orient Semiconductor Electronics Ltd.	1,115,670	1,968,061
#*	Oriental Union Chemical Corp.	491,000	202,121
	O-TA Precision Industry Co. Ltd.	6,000	13,026
	Pacific Construction Co.	1,552,452	435,525
	Paiho Shih Holdings Corp.	292,335	155,994
#	Pan German Universal Motors Ltd.	61,000	410,058
#	Pan Jit International, Inc.	1,024,100	3,313,260
#	Pan-International Industrial Corp.	2,067,444	3,279,371
		Shares	Value»
TAIWAN — (Continued)
	Panion & BF Biotech, Inc.	5,000	$10,789
#	Parade Technologies Ltd.	165,000	3,047,358
#	Parpro Corp.	28,000	55,127
#*	PChome Online, Inc.	376,061	270,690
	PCL Technologies, Inc.	198,000	1,394,871
	P-Duke Technology Co. Ltd.	13,000	48,963
#	Pegatron Corp.	8,272,998	21,644,178
#	Pegavision Corp.	139,000	1,234,814
	PharmaEngine, Inc.	217,000	377,889
#	PharmaEssentia Corp.	156,000	3,263,682
*	Phihong Technology Co. Ltd.	78,000	59,626
	Phison Electronics Corp.	279,000	17,458,676
	Phoenix Silicon International Corp.	257,000	2,036,903
	Phoenix Tours International, Inc.	49,350	79,572
#	Pixart Imaging, Inc.	422,000	2,818,822
	Podak Co. Ltd.	59,000	80,661
#	Posiflex Technology, Inc.	72,000	422,386
	Potens Semiconductor Corp.	22,000	79,448
	Pou Chen Corp.	8,449,550	6,908,881
	Power Wind Health Industry, Inc.	44,000	207,159
*	Powerchip Semiconductor Manufacturing Corp.	2,980,000	5,052,268
#	Powertech Technology, Inc.	2,538,000	16,645,244
	Poya International Co. Ltd.	18,000	325,999
#	President Chain Store Corp.	978,000	6,912,863
#	President Securities Corp.	4,623,589	5,237,587
#	Primax Electronics Ltd.	1,899,000	4,413,152
#	Prince Housing & Development Corp.	3,252,018	822,442
#	Promate Electronic Co. Ltd.	675,793	1,027,872
#	Prosperity Dielectrics Co. Ltd.	277,000	764,788
#	Qisda Corp.	4,562,620	3,479,838

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	QST International Corp.	219,858	$316,406
#	Qualipoly Chemical Corp.	140,593	835,052
#	Quanta Storage, Inc.	583,000	1,560,052
#*	Quintain Steel Co. Ltd.	1,325,247	361,998
#	Radiant Opto-Electronics Corp.	1,778,000	5,629,233
#	Radium Life Tech Co. Ltd.	2,090,543	685,795
	Raydium Semiconductor Corp.	25,000	186,658
	Rayzher Industrial Co. Ltd.	11,000	73,436
#	Realtek Semiconductor Corp.	651,000	11,114,140
#	Rechi Precision Co. Ltd.	1,099,000	796,959
#	Rexon Industrial Corp. Ltd.	278,000	193,541
#	Rich Development Co. Ltd.	1,487,175	345,320
#	RichWave Technology Corp.	225,000	836,165
*	Ritek Corp.	2,442,449	965,928
	Ruby Tech Corp.	57,000	111,632
	Ruentex Development Co. Ltd.	4,120,900	3,083,082
#	Ruentex Engineering & Construction Co.	99,000	490,499
#	Ruentex Industries Ltd.	742,385	1,049,633
	Run Long Construction Co. Ltd.	78,000	70,836
#	Sakura Development Co. Ltd.	465,600	602,611
	Sampo Corp.	1,886,340	1,363,434
#	San Fang Chemical Industry Co. Ltd.	379,000	381,001
#	San Fu Chemical Co. Ltd.	78,000	370,715
	San Lien Technology Corp. Ltd.	28,000	80,065
#	Sanyang Motor Co. Ltd.	1,665,624	2,922,472
	Savior Lifetec Corp.	643,000	385,360
#	ScinoPharm Taiwan Ltd.	405,000	260,246
		Shares	Value»
TAIWAN — (Continued)
#	SciVision Biotech, Inc.	45,000	$82,526
#	SDI Corp.	399,000	1,947,649
	Sea Sonic Electronics Co. Ltd.	83,000	170,166
	Senao International Co. Ltd.	33,000	30,820
	Senao Networks, Inc.	70,000	240,073
	Sensortek Technology Corp.	41,000	197,024
#	Sercomm Corp.	494,000	1,200,712
#	Sesoda Corp.	787,279	1,043,336
	Shanghai Commercial & Savings Bank Ltd.	7,812,566	9,639,325
	Sharehope Medicine Co. Ltd.	271,191	184,828
#	Sheng Yu Steel Co. Ltd.	382,000	244,106
#	ShenMao Technology, Inc.	368,000	1,278,816
#	Shieh Yih Machinery Industry Co. Ltd.	169,000	167,175
#	Shih Her Technologies, Inc.	279,069	1,755,776
*	Shih Wei Navigation Co. Ltd.	1,112,271	535,025
	Shihlin Electric & Engineering Corp.	485,000	2,931,418
#	Shin Ruenn Development Co. Ltd.	209,776	265,503
#	Shin Zu Shing Co. Ltd.	558,517	3,679,916
	Shinkong Insurance Co. Ltd.	763,412	3,204,801
#	Shinkong Synthetic Fibers Corp.	5,642,754	3,017,983
#	Shinkong Textile Co. Ltd.	218,000	443,097
	Shiny Chemical Industrial Co. Ltd.	101,000	536,697
#*	Shuttle, Inc.	1,074,015	513,112
	Sigurd Microelectronics Corp.	2,351,231	13,566,199
	Silergy Corp.	626,000	8,567,322
	Silitech Technology Corp.	33,000	32,134
#	Simplo Technology Co. Ltd.	472,000	5,358,220
#	Sinbon Electronics Co. Ltd.	607,000	5,465,259

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sincere Navigation Corp.	1,085,242	$1,196,890
#	Singatron Enterprise Co. Ltd.	53,000	52,753
	Sinmag Equipment Corp.	27,000	104,984
	Sino-American Silicon Products, Inc.	1,360,000	5,888,553
	Sinon Corp.	1,847,877	2,463,622
	SinoPac Financial Holdings Co. Ltd.	48,999,196	48,012,406
	Sinopower Semiconductor, Inc.	69,000	428,269
	Sinphar Pharmaceutical Co. Ltd.	397,682	395,638
	Sinyi Realty, Inc.	191,000	120,799
	Sirtec International Co. Ltd.	285,200	243,155
#	Sitronix Technology Corp.	303,000	2,221,823
#	Siward Crystal Technology Co. Ltd.	740,875	935,569
	Sixxon Tech Co. Ltd.	3,000	17,562
#	Soft-World International Corp.	152,000	468,250
	Solar Applied Materials Technology Corp.	1,856,000	9,856,308
	Solteam, Inc.	215,742	307,654
	Song Shang Electronics Co. Ltd.	127,000	81,081
	Sonix Technology Co. Ltd.	129,000	172,272
#	Southeast Cement Co. Ltd.	901,700	440,232
*	Spectrum Electrics Corp.	105,150	78,608
	Speed Tech Corp.	352,001	407,844
#	Sporton International, Inc.	203,000	1,427,946
#	Sports Gear Co. Ltd.	114,000	282,655
	St. Shine Optical Co. Ltd.	155,000	510,226
	Standard Chemical & Pharmaceutical Co. Ltd.	306,000	590,886
#	Standard Foods Corp.	784,000	717,131
#	Stark Technology, Inc.	63,000	285,192
#*	Starlux Airlines Co. Ltd.	2,870,000	1,835,485
		Shares	Value»
TAIWAN — (Continued)
	S-Tech Corp.	31,000	$19,247
	STL Technology Co. Ltd.	159,000	817,241
#	Sun Max Tech Ltd.	104,738	189,998
*	Sun Yad Construction Co. Ltd.	166,095	58,234
	Sunny Friend Environmental Technology Co. Ltd.	103,000	243,874
#	Sunonwealth Electric Machine Industry Co. Ltd.	684,518	3,171,587
	Sunplus Innovation Technology, Inc.	38,160	199,496
#*	Sunplus Technology Co. Ltd.	1,427,000	1,100,213
#	Sunrex Technology Corp.	473,108	608,022
#	Sunspring Metal Corp.	199,569	131,538
#	Superalloy Industrial Co. Ltd.	150,000	197,195
#	Supreme Electronics Co. Ltd.	1,975,507	5,190,760
	Swancor Holding Co. Ltd.	182,000	678,171
	Sweeten Real Estate Development Co. Ltd.	1,036,476	752,100
#	Symtek Automation Asia Co. Ltd.	54,158	305,673
#	Syncmold Enterprise Corp.	457,000	1,293,966
#	Synmosa Biopharma Corp.	887,686	866,374
	Synnex Technology International Corp.	4,559,550	11,952,599
#	Syscom Computer Engineering Co.	128,000	218,058
	Systex Corp.	492,000	1,880,878
#	T3EX Global Holdings Corp.	456,000	965,680
#	TA Chen Stainless Pipe	5,154,033	6,166,925
#	Ta Ya Electric Wire & Cable	2,441,795	2,502,769
#	Tah Hsin Industrial Corp.	324,701	639,629
	TA-I Technology Co. Ltd.	276,500	602,993

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Tai Tung Communication Co. Ltd.	518,077	$318,767
	Taichung Commercial Bank Co. Ltd.	24,100,368	15,111,652
	TaiDoc Technology Corp.	113,000	447,419
#	Taiflex Scientific Co. Ltd.	965,397	4,215,494
	Taimide Tech, Inc.	272,000	911,267
	Tainan Enterprises Co. Ltd.	378,183	254,840
	Tainan Spinning Co. Ltd.	5,586,485	2,237,272
#	Tai-Saw Technology Co. Ltd.	205,000	281,099
	TaiSol Electronics Co. Ltd.	136,000	322,696
	Taisun Enterprise Co. Ltd.	701,000	420,752
#	Taita Chemical Co. Ltd.	607,394	399,344
#	TAI-TECH Advanced Electronics Co. Ltd.	222,000	1,181,256
	Taiwan Acceptance Corp.	655,250	1,600,602
#	Taiwan Business Bank	27,516,145	14,245,781
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	350,488	659,677
#	Taiwan Cogeneration Corp.	1,101,000	1,543,600
	Taiwan Cooperative Financial Holding Co. Ltd.	23,941,646	17,369,876
#	Taiwan Fertilizer Co. Ltd.	2,351,000	3,776,966
#	Taiwan Fire & Marine Insurance Co. Ltd.	903,000	1,495,805
#	Taiwan FU Hsing Industrial Co. Ltd.	516,400	718,283
#*	Taiwan Glass Industry Corp.	4,278,982	9,256,821
#	Taiwan Hon Chuan Enterprise Co. Ltd.	1,116,704	3,948,179
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	813,160	1,031,352
††	Taiwan Land Development Corp.	4,185,322	66,377
#*	Taiwan Mask Corp.	825,694	1,237,833
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Mobile Co. Ltd.	1,873,000	$6,594,786
#	Taiwan Navigation Co. Ltd.	1,063,000	988,127
#	Taiwan Paiho Ltd.	930,000	1,304,986
#	Taiwan PCB Techvest Co. Ltd.	901,946	1,039,138
#	Taiwan Sakura Corp.	217,000	570,995
	Taiwan Secom Co. Ltd.	425,000	1,517,750
#	Taiwan Semiconductor Co. Ltd.	763,000	1,547,196
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	100,000	6,942,185
#	Taiwan Shin Kong Security Co. Ltd.	499,390	634,813
	Taiwan Steel Union Co. Ltd.	8,000	27,193
	Taiwan Surface Mounting Technology Corp.	1,330,991	7,133,438
	Taiwan Taxi Co. Ltd.	5,000	28,300
#*	Taiwan TEA Corp.	1,912,092	682,419
	Taiwan Union Technology Corp.	429,000	14,137,197
	Taiyen Biotech Co. Ltd.	582,217	585,191
#	Tatung Co. Ltd.	4,384,050	4,205,331
	Tatung System Technologies, Inc.	7,000	14,290
#	TCC Group Holdings Co. Ltd.	18,560,110	14,400,190
#	TCI Co. Ltd.	371,000	1,396,252
	Te Chang Construction Co. Ltd.	180,260	404,233
#	Team Group, Inc.	244,000	2,225,116
#	Teco Electric & Machinery Co. Ltd.	4,616,725	9,291,487
#	Test Research, Inc.	480,000	5,266,497
#	Test Rite International Co. Ltd.	1,078,266	703,446
*	Thermaltake Technology Co. Ltd.	76,000	67,569
#	Thinking Electronic Industrial Co. Ltd.	254,000	1,418,627
	Thye Ming Industrial Co. Ltd.	188,609	407,788
	Tigerair Taiwan Co. Ltd.	84,000	132,197

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ton Yi Industrial Corp.	3,768,600	$2,091,353
#	Tong Hsing Electronic Industries Ltd.	500,480	2,763,574
#	Tong Yang Industry Co. Ltd.	1,842,000	4,380,754
#	Tong-Tai Machine & Tool Co. Ltd.	700,447	822,660
	Top Bright Holding Co. Ltd.	13,000	106,679
#	Top Union Electronics Corp.	220,029	194,349
#	Topco Scientific Co. Ltd.	343,000	4,452,415
	Topco Technologies Corp.	18,000	65,524
#	Topkey Corp.	239,000	1,130,344
	Topoint Technology Co. Ltd.	18,200	237,366
#	TPK Holding Co. Ltd.	1,108,000	2,135,138
#	Transcend Information, Inc.	310,000	2,521,090
	TricornTech Taiwan Corp.	83,000	162,828
#	Trigold Holdings Ltd.	33,000	87,312
	Trio Technology International Group Co. Ltd.	35,000	191,332
#	Tripod Technology Corp.	1,589,000	22,893,094
	TS Financial Holding Co. Ltd (2887 TT)	72,697,817	54,837,073
*	TS Financial Holding Co. Ltd (28871 TT)	1,484,667	441,285
	TSC Auto ID Technology Co. Ltd.	57,199	340,511
#	TSRC Corp.	1,541,000	959,714
	Ttet Union Corp.	6,000	28,164
	TTY Biopharm Co. Ltd.	523,000	1,227,546
	Tung Ho Steel Enterprise Corp.	2,802,593	5,776,146
	Tung Thih Electronic Co. Ltd.	140,592	246,269
#	TURVO International Co. Ltd.	122,000	1,173,286
	TXC Corp.	1,017,000	4,943,019
#	TYC Brother Industrial Co. Ltd.	866,723	853,095
#	Tyntek Corp.	1,446,097	2,667,626
#	Ubright Optronics Corp.	80,000	188,581
		Shares	Value»
TAIWAN — (Continued)
#	UDE Corp.	353,000	$1,523,650
	Ultra Chip, Inc.	75,000	114,587
	U-Ming Marine Transport Corp.	1,886,000	3,621,631
#	Unic Technology Corp.	245,000	246,773
	Unimicron Technology Corp.	4,603,542	130,755,973
#	Union Bank of Taiwan	12,010,934	7,593,964
	Union Insurance Co. Ltd.	79,000	75,423
#	Uni-President Enterprises Corp.	11,783,000	25,809,072
#	Unitech Computer Co. Ltd.	477,739	693,066
#	Unitech Printed Circuit Board Corp.	3,357,400	6,229,215
#	United Alloy-Tech Co.	265,719	622,420
#	United Microelectronics Corp. (2303 TT)	41,948,681	105,369,071
	United Orthopedic Corp.	321,000	1,004,682
	United Radiant Technology	38,000	26,920
*	United Renewable Energy Co. Ltd.	1,270,000	642,844
	Univacco Technology, Inc.	152,000	237,098
	Universal Cement Corp.	2,324,539	2,091,039
#	Universal Vision Biotechnology Co. Ltd.	105,000	454,699
#	UPC Technology Corp.	2,651,598	932,035
#	UPI Semiconductor Corp.	137,000	744,960
#	Userjoy Technology Co. Ltd.	121,690	274,123
#	USI Corp.	2,882,827	1,310,264
*	Usun Technology Co. Ltd.	56,000	157,249
	Utechzone Co. Ltd.	131,000	1,017,554
#	UVAT Technology Co. Ltd.	56,000	155,325
#	Vanguard International Semiconductor Corp.	2,674,201	12,427,649
	Ve Wong Corp.	912,806	1,259,784
#	Ventec International Group Co. Ltd.	189,000	1,322,509
#	Viking Tech Corp.	207,000	337,206

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Visco Vision, Inc.	128,000	$918,838
#	VisEra Technologies Co. Ltd.	279,000	5,227,119
	Vizionfocus, Inc.	40,000	238,313
#	Voltronic Power Technology Corp.	79,000	1,963,082
#	VSO Electronics Co. Ltd.	41,000	174,195
#*	Wafer Works Corp.	1,799,616	2,321,616
	Waffer Technology Corp.	158,000	218,467
#	Wah Hong Industrial Corp.	257,516	546,743
#	Wah Lee Industrial Corp.	862,100	3,638,266
#	Walsin Lihwa Corp.	9,140,143	8,760,902
	Walsin Technology Corp.	961,000	4,068,405
#	Walton Advanced Engineering, Inc.	1,262,853	1,836,749
	Wan Hai Lines Ltd.	2,470,000	5,818,502
	Waste Recovery Technology, Inc.	5,000	53,192
*	We & Win Development Co. Ltd.	53,000	17,083
#	Wei Chuan Foods Corp.	581,000	229,498
#	Weikeng Industrial Co. Ltd.	2,081,490	2,366,530
#	Well Shin Technology Co. Ltd.	450,080	668,667
	Welldone Co.	21,000	34,626
#	Weltrend Semiconductor	279,000	646,493
#	Wendell Industrial Co. Ltd.	31,000	217,288
#	Wholetech System Hitech Ltd.	114,000	472,897
	Win Semiconductors Corp.	1,257,000	21,766,839
	Winbond Electronics Corp.	12,243,422	36,121,095
#	Winmate, Inc.	108,000	540,815
#	Winstek Semiconductor Co. Ltd.	207,000	1,115,719
*††	Wintek Corp.	20,783,484	0
	Wisdom Marine Lines Co. Ltd.	1,543,364	3,500,958
#	Wistron Corp.	8,316,343	36,626,344
#	WITS Corp.	131,659	501,769
	WNC Corp.	1,041,474	7,170,205
		Shares	Value»
TAIWAN — (Continued)
#	Wonderful Hi-Tech Co. Ltd.	496,000	$1,107,280
	Wowprime Corp.	145,000	1,040,360
	WPG Holdings Ltd.	5,323,284	17,057,377
#	WT Microelectronics Co. Ltd.	2,255,104	14,652,351
#	WUS Printed Circuit Co. Ltd.	483,668	1,755,017
	XAC Automation Corp.	47,000	40,677
	XinTec, Inc.	300,000	1,943,239
	Xxentria Technology Materials Corp.	222,906	300,586
	Ya Horng Electronic Co. Ltd.	22,000	35,035
	Yageo Corp.	5,931,524	60,475,952
#	Yang Ming Marine Transport Corp.	1,831,000	2,852,734
#	YC INOX Co. Ltd.	2,009,894	1,355,609
#	Yea Shin International Development Co. Ltd.	1,036,512	851,422
	Yem Chio Co. Ltd.	1,562,820	654,155
	Yen Sun Technology Corp.	160,000	268,034
	YFC-Boneagle Electric Co. Ltd.	74,449	69,755
#	YFY, Inc.	4,595,847	3,432,413
#	Yi Jinn Industrial Co. Ltd.	1,197,149	547,574
*	Yieh Phui Enterprise Co. Ltd.	3,810,862	1,683,839
	Young Fast Optoelectronics Co. Ltd.	283,000	499,088
*	Young Optics, Inc.	35,000	70,430
#	Youngtek Electronics Corp.	557,047	1,620,701
	Yuanta Financial Holding Co. Ltd.	41,758,335	69,183,693
	Yuen Foong Yu Consumer Products Co. Ltd.	24,000	29,982
#	Yulon Motor Co. Ltd.	906,350	778,663
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	513,088
	Yungshin Construction & Development Co. Ltd.	20,000	30,415
#	YungShin Global Holding Corp.	640,000	1,122,563

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yusin Holding Corp.	23,643	$37,562
	Zeng Hsing Industrial Co. Ltd.	189,358	552,075
#	Zenitron Corp.	940,000	2,058,044
#	Zero One Technology Co. Ltd.	438,391	1,423,054
#	Zhen Ding Technology Holding Ltd.	3,357,000	45,293,527
#*	Zig Sheng Industrial Co. Ltd.	1,656,352	426,805
#	ZillTek Technology Corp.	78,000	715,546
	Zippy Technology Corp.	303,000	525,451
#	Zyxel Group Corp.	1,258,793	1,408,167
TOTAL TAIWAN			3,427,080,375
THAILAND — (1.1%)
	AAPICO Hitech PCL (AH/F TB)	712,547	291,016
	Amata Corp. PCL	1,510,600	958,571
	AP Thailand PCL	10,762,130	2,847,075
#	Asset World Corp. PCL	17,772,700	1,150,381
	Bangchak Corp. PCL	3,767,300	4,136,874
	Bangkok Bank PCL (BBLF TB)	3,293,353	16,431,681
	Bangkok Bank PCL (BBLR TB), NVDR	259,600	1,295,234
#	Bangkok Commercial Asset Management PCL	6,839,854	1,556,747
	Bangkok Land PCL	46,250,293	611,619
	Bangkok Life Assurance PCL, NVDR	752,200	459,878
	Banpu PCL	7,620,233	1,381,437
	Berli Jucker PCL	731,300	317,065
	BKI Holdings PCL	151,928	1,517,652
#	Charoen Pokphand Foods PCL	13,969,400	8,284,955
#	CP Axtra PCL	1,632,468	738,945
#*	Energy Absolute PCL	908,000	73,939
#	GFPT PCL	1,713,700	482,584
	Hana Microelectronics PCL	1,866,318	1,905,432
	ICC International PCL	3,556,709	2,670,111
	Indorama Ventures PCL	1,129,722	894,657
#	IRPC PCL	7,941,300	518,637
#	Jaymart Group Holdings PCL	1,646,200	357,689
		Shares	Value»
THAILAND — (Continued)
	JMT Network Services PCL	1,721,200	$519,402
	Kasikornbank PCL (KBANKF TB)	176,800	1,052,564
	Kasikornbank PCL (KBANKR TB), NVDR	843,501	5,021,714
	Khon Kaen Sugar Industry PCL	5,353,807	262,965
	Krung Thai Bank PCL	1,691,300	1,713,368
	Lalin Property PCL	204,200	27,684
#	Land & Houses PCL (LHF TB)	736,360	81,442
	LH Financial Group PCL	5,017,346	173,816
#	Northeast Rubber PCL	1,123,088	161,504
	Polyplex Thailand PCL	1,641,925	493,343
#	Precious Shipping PCL	2,337,650	487,155
*	Property Perfect PCL	17,517,335	21,515
	Pruksa Holding PCL	1,556,200	164,242
	PTT Exploration & Production PCL	2,477,100	11,760,908
	PTT Global Chemical PCL	5,667,841	6,890,523
	PTT PCL	44,568,100	48,214,808
	Quality Houses PCL	10,394,719	431,230
#	Regional Container Lines PCL	1,324,800	1,248,429
	Rojana Industrial Park PCL	2,667,073	382,619
	S Hotels & Resorts PCL	2,641,740	129,082
	Saha Pathana Inter-Holding PCL	3,372,150	4,906,698
	Saha Pathanapibul PCL	1,052,533	1,841,901
	Saha-Union PCL	1,568,500	1,298,325
#	Sansiri PCL	51,399,366	2,212,004
#	SC Asset Corp. PCL	7,576,230	464,965
	SCG Packaging PCL	1,699,400	1,310,146
#	SCGJWD Logistics PCL	63,200	14,839
	Siam Cement PCL	560,900	4,144,533
*	Singer Thailand PCL	495,500	83,149
	Somboon Advance Technology PCL	1,029,700	464,667
	SPCG PCL	1,278,500	347,320
#	Sri Trang Agro-Industry PCL	3,194,858	1,745,663
#	Sri Trang Gloves Thailand PCL	3,255,548	1,026,964

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Star Petroleum Refining PCL	3,606,623	$815,269
#	Stecon Group PCL	2,688,278	992,774
#*	STP & I PCL	70,600	8,720
#	Supalai PCL	3,850,700	1,916,862
*	Super Energy Corp. PCL	72,819,209	247,184
	Thai Oil PCL	2,961,174	4,378,837
	Thai Stanley Electric PCL (STANLY/F TB), Class F	170,100	1,080,449
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	19,100	121,320
	Thai Wacoal PCL	55,700	28,816
	Thanachart Capital PCL	690,300	1,186,370
	Thoresen Thai Agencies PCL	3,794,076	579,807
	TMBThanachart Bank PCL	46,909,096	3,257,212
	TPI Polene PCL	24,462,140	645,645
	TPI Polene Power PCL	7,319,150	431,992
	VGI PCL	2,044,800	54,804
#	Xspring Capital PCL	13,093,567	176,903
TOTAL THAILAND			163,904,630
TURKEY — (0.6%)
*	Adese Gayrimenkul Yatirim AS	19,148,470	459,603
	Afyon Cimento Sanayi TAS	231,737	69,333
	Akcansa Cimento AS	13,846	65,525
*	Akfen Yenilenebilir Enerji AS	420,021	207,212
*	Aksa Enerji Uretim AS	607,373	1,106,639
	Alarko Holding AS	22,751	48,256
	Albaraka Turk Katilim Bankasi AS	6,251,810	1,162,673
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,027,953	853,127
#*	Arcelik AS	61,949	153,519
	Aygaz AS	135,111	860,722
#*	Bera Holding AS	2,615,315	987,731
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	798,288	265,250
	Bursa Cimento Fabrikasi AS	1,715,632	232,700
*	Can2 Termik AS	29,295,009	1,159,129
		Shares	Value»
TURKEY — (Continued)
	Cemtas Celik Makina Sanayi Ve Ticaret AS	252,392	$61,334
*	Deva Holding AS	42,550	62,263
	Dogan Sirketler Grubu Holding AS	3,901,181	1,963,552
	Dogu Aras Enerji Yatirimlari AS	45,627	105,505
#	Dogus Otomotiv Servis ve Ticaret AS	210,811	842,313
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	323,905	614,049
#	Enka Insaat ve Sanayi AS	3,002,571	6,961,498
	Eregli Demir ve Celik Fabrikalari TAS	8,743,943	6,800,833
*	Esenboga Elektrik Uretim AS	1,374,179	113,899
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	59,133	28,232
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	32,196	260,634
*	GSD Holding AS	4,401,973	513,999
*	Izmir Demir Celik Sanayi AS	483,230	75,251
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	18,951	38,395
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	553,530	433,726
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	3,677,749	3,144,072
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	7,692,586	489,161
*	Kayseri Seker Fabrikasi AS	2,459,328	258,030
	KOC Holding AS	2,566,231	11,490,341
	Lila Kagit Sanayi ve Ticaret AS	768,377	595,901

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Loras Holding AS	1,088,023	$89,687
	Migros Ticaret AS	20,353	289,400
*	NET Holding AS	575,230	488,665
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	5,015,005	762,043
*	Parsan Makina Parcalari Sanayii AS	55,901	103,141
#*	Pegasus Hava Tasimaciligi AS	535,796	2,139,452
*	Polisan Holding AS	214,103	100,649
#*	Sasa Polyester Sanayi AS	9,091,507	633,379
*	Sok Marketler Ticaret AS	512,586	578,296
*	TAV Havalimanlari Holding AS	91,491	564,499
#	Tekfen Holding AS	582,506	1,835,485
*	Tukas Gida Sanayi ve Ticaret AS	11,762,076	667,139
	Turcas Holding AS	72,783	74,287
	Turk Hava Yollari AO	2,065,083	14,060,142
*	Turk Telekomunikasyon AS	1,066,250	1,467,822
#	Turkcell Iletisim Hizmetleri AS	2,463,328	6,124,742
#	Turkiye Petrol Rafinerileri AS	2,091,507	12,573,699
	Turkiye Sinai Kalkinma Bankasi AS	1,980,439	508,815
	Turkiye Sise ve Cam Fabrikalari AS	3,489,383	3,701,504
*	Turkiye Vakiflar Bankasi TAO, Class D	849,466	596,172
	Ulker Biskuvi Sanayi AS	485,080	1,331,089
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	476,715	462,260
*	Yayla Agro Gida Sanayi VE Nakliyat AS	181,420	46,944
TOTAL TURKEY			91,683,718
UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	7,577,420	28,487,122
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Hotels	8,662,492	$873,362
*	Abu Dhabi Ports Co. PJSC	2,765,179	3,269,968
	Agility Global PLC	12,792,481	5,223,780
	Agthia Group PJSC	594,722	603,635
*	AL Seer Marine Supplies & Equipment Co. LLC	191,171	100,893
	Alpha Dhabi Holding PJSC	78,424	160,991
	Amanat Holdings PJSC	3,784,922	1,318,381
*	Amlak Finance PJSC	739,419	378,706
	Dana Gas PJSC	21,713,693	5,319,858
	Deyaar Development PJSC	5,729,570	1,281,854
	Dubai Investments PJSC	8,473,620	9,360,657
	Emaar Properties PJSC	24,987,553	80,459,880
	Emirates NBD Bank PJSC	3,833,017	30,284,160
*	EMSTEEL Building Materials PJSC	3,195,254	956,287
*	Ghitha Holding PJSC	43,615	129,767
*	Modon Holding PSC	3,395,635	2,712,144
	National Central Cooling Co. PJSC	88,448	65,407
	NMDC Group PJSC	10,207	53,242
*	RAK Properties PJSC	5,527,350	1,611,277
	Ras Al Khaimah Ceramics PJSC	1,273,784	840,431
*	Two Point Zero Group PJSC	10,520,092	5,864,724
*	Union Properties PJSC	3,928,839	776,449
TOTAL UNITED ARAB EMIRATES			180,132,975
TOTAL COMMON STOCKS			14,225,615,551
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.5%)
	Banco ABC Brasil SA, 10.346%	525,404	2,658,957
Ω	Banco BMG SA, 8.258%	180,134	194,619
	Banco Bradesco SA, 7.793%	3,986,902	15,555,343

Dimensional Emerging Markets Value Fund
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Banco do Estado do Rio Grande do Sul SA, 10.262%	855,951	$2,700,019
Cia de Ferro Ligas da Bahia FERBASA, 9.489%	31,508	48,931
* Cyrela Brazil Realty SA Empreendimentos e Participacoes	163,525	704,718
Eucatex SA Industria e Comercio, 5.237%	181,029	785,271
Gerdau SA, 2.742%	191,173	872,899
Petroleo Brasileiro SA - Petrobras, 7.287%	4,974,535	49,305,339
Schulz SA, 12.223%	15,547	16,358
* Usinas Siderurgicas de Minas Gerais SA Usiminas	344,363	576,511
TOTAL BRAZIL		73,418,965
COLOMBIA — (0.1%)
Grupo Argos SA, 5.776%	440,942	1,476,072
Grupo de Inversiones Suramericana SA, 4.014%	593,395	6,601,813
TOTAL COLOMBIA		8,077,885
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	514,708	274,085
TOTAL PREFERRED STOCKS		81,770,935
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
*	Berjaya Corp. Bhd. Warrants 01/06/2031	57,590	$725
TAIWAN — (0.0%)
*	Taiwan Cogeneration Corp. Rights 05/11/2026	105,494	38,855
*	Wafer Works Corp. Rights	50,198	19,487
TOTAL TAIWAN			58,342
TOTAL RIGHTS/WARRANTS			59,067
TOTAL INVESTMENT SECURITIES (Cost $7,697,654,520)			14,307,445,553

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	14,778,382	170,911,991
TOTAL INVESTMENTS — (100.0%)
(Cost $7,868,566,511)			$14,478,357,544
As of April 30, 2026, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	289	06/18/26	$102,450,753	$104,672,187	$2,221,434
Total Futures Contracts			$102,450,753	$104,672,187	$2,221,434

Dimensional Emerging Markets Value Fund
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $153,714,174 or 1.1% of net assets.
Summary of the Fund's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$402,626,476	—	—	$402,626,476
Chile	64,064,910	$2,577,654	—	66,642,564
China	177,104,379	3,328,279,591	$383,915	3,505,767,885
Colombia	8,367,275	498,879	—	8,866,154
Czech Republic	—	16,442,225	—	16,442,225
Greece	—	77,595,506	—	77,595,506
Hong Kong	—	510,569	—	510,569
Hungary	—	24,344,390	—	24,344,390
India	29,384,788	1,895,400,204	—	1,924,784,992
Indonesia	—	155,188,879	81,533	155,270,412
Kuwait	—	82,560,054	107,544	82,667,598
Malaysia	—	193,504,679	—	193,504,679
Mexico	339,266,598	8,909,860	—	348,176,458
Philippines	—	59,287,786	15,981	59,303,767
Poland	—	197,169,966	—	197,169,966
Qatar	—	73,729,315	—	73,729,315
Saudi Arabia	270,047	363,499,808	—	363,769,855
South Africa	—	406,130,230	—	406,130,230
South Korea	302,384,030	2,152,779,966	346,816	2,455,510,812
Taiwan	14,430,894	3,412,578,871	70,610	3,427,080,375
Thailand	—	163,904,630	—	163,904,630
Turkey	—	91,683,718	—	91,683,718
United Arab Emirates	—	180,132,975	—	180,132,975
Preferred Stocks
Brazil	73,418,965	—	—	73,418,965
Colombia	8,077,885	—	—	8,077,885
Philippines	—	274,085	—	274,085
Rights/Warrants
Malaysia	—	725	—	725
Taiwan	—	58,342	—	58,342
Securities Lending Collateral	—	170,911,991	—	170,911,991
Total Investments in Securities	$1,419,396,247	$13,057,954,898	$1,006,399˂˃	$14,478,357,544
Financial Instruments
Assets
Futures Contracts**	2,221,434	—	—	2,221,434
Total Financial Instruments	$2,221,434	—	—	$2,221,434
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $1,261,584,023 of securities on loan)*	$14,307,445,553
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $170,911,991)	170,911,991
Cash Collateral from Securities on Loan	11,989
Segregated Cash for Futures Contracts	6,971,313
Foreign Currencies at Value	81,191,516
Cash	53,328,235
Receivables:
Investment Securities Sold	17,328,378
Dividends, Interest and Tax Reclaims	11,588,974
Securities Lending Income	2,588,923
Futures Variation Margin	1,101,740
Prepaid Expenses and Other Assets	1,204
Total Assets	14,652,469,816
LIABILITIES:
Payables:
Upon Return of Securities Loaned	170,952,791
Investment Securities Purchased	11,541,620
Due to Advisor	1,147,774
Due to Directors'/Trustees'	388,109
Due to CCO	1,559
Unrealized Loss on Foreign Currency Contracts	2,495
Deferred Taxes Payable	148,866,118
Accrued Expenses and Other Liabilities	1,147,851
Total Liabilities	334,048,317
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$14,318,421,499
Investment Securities at Cost	$7,697,654,519
Foreign Currencies at Cost	$81,857,473

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

Dimensional Emerging Markets Value Fund
Investment Income
Dividends (Net of Foreign Taxes Withheld of $15,058,836)	$129,481,934
Dividend Income from Affiliates	3,515,052
Income from Securities Lending, Net	12,227,590
Total Investment Income	145,224,576
Expenses
Investment Management Fees	6,699,752
Accounting Fees	162,384
Custodian Fees	2,348,414
Shareholders' Reports
Shareholders' Reports	3,601
Trustees' Fees and Expenses	57,204
CCO Fees	3,805
Professional Fees	142,929
Other	272,063
Total Expenses	9,690,152
Net Expenses	9,690,152
Net Investment Income (Loss)	135,534,424
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	923,314 [1]
Affiliated Investment Companies Shares Sold	(32,493)
Futures	8,877,948
Foreign Currency Transactions	234,552
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,951,790,083 [2]
Futures	(549,472)
Translation of Foreign Currency-Denominated Amounts	100,679
Net Realized and Unrealized Gain (Loss)	1,961,344,611
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,096,879,035
[1]Net of foreign capital gain taxes withheld of:	$6,938,529
[2]Including foreign capital gain taxes of:	$11,679,882
See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$135,534,424	$407,713,842
Net Realized Gain (Loss) on:
Investment Securities Sold	923,314	(52,069,487)
Affiliated Investment Companies Shares Sold	(32,493)	10,532
Futures	8,877,948	18,644,142
Foreign Currency Transactions	234,552	(2,073,850)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,951,790,083	2,150,558,202
Affiliated Investment Companies Shares	—	(189)
Futures	(549,472)	3,263,714
Translation of Foreign Currency-Denominated Amounts	100,679	500,677
Net Increase (Decrease) in Net Assets Resulting from Operations	2,096,879,035	2,526,547,583
Transactions in Interest:
Contributions	213,507,961	470,848,762
Withdrawals	(1,136,101,500)	(1,011,300,439)
Net Increase (Decrease) from Transactions in Interest	(922,593,539)	(540,451,677)
Total Increase (Decrease) in Net Assets	1,174,285,496	1,986,095,906
Net Assets
Beginning of Period	13,144,136,003	11,158,040,097
End of Period	$14,318,421,499	$13,144,136,003
See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND
FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	16.56%(B)	23.23%	23.49%	16.09%	(19.27%)	35.69%
Net Assets, End of Period (thousands)	$14,318,421	$13,144,136	$11,158,040	$10,130,286	$9,760,139	$13,469,705
Ratio of Expenses to Average Net Assets	0.14%(D)	0.15%	0.15%	0.14%	0.15%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14%(D)	0.15%	0.15%	0.15%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.02%(D)	3.52%	3.61%	4.33%	4.79%	3.26%
Portfolio Turnover Rate	2%(B)	11%	13%	12%	14%	14%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series that operates as a Master Fund.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.
Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange . These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset  value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Fund, and advised by Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i)

the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
4. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
C. Investment Advisor:
The Advisor provides investment management services to the Fund.
For the six months ended April 30, 2026, the Fund's investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Dimensional Emerging Markets Value Fund	0.10%

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amounts paid by the Fund to the CCO were $3,805 and are included in Other Expenses on the Statement of Operations.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows:
Dimensional Emerging Markets Value Fund	$323,271

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities, were as follows:
	Other Investment Securities
	Purchases	Sales
Dimensional Emerging Markets Value Fund	$333,499,497	$1,116,193,568
There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$121,913,133	$954,407,348	$905,375,996	$(32,493)	—	$170,911,991	14,778,382	$3,515,052	—
Total	$121,913,133	$954,407,348	$905,375,996	$(32,493)	—	$170,911,991		$3,515,052	—
F. Federal Income Taxes:
No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners. Accordingly, as a pass-through entity, the Fund pays no income dividends or capital gain distributions.
As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$8,387,809,432	$7,094,259,540	$(492,380,885)	$6,601,878,655
The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Fund recognizes the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed tax positions and has concluded that no additional provision for income tax is required in financial statements. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Fund’s derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Fund.
2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 :
Futures*
Dimensional Emerging Markets Value Fund	$91,876,821

*	Average Notional Value of futures contracts.
The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Equity Contracts (1),*
Dimensional Emerging Markets Value Fund	$2,221,434	$2,221,434

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Variation Margin.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$8,877,948	$8,877,948

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$(549,472)	$(549,472)

(1)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
For the six months ended April 30, 2026, borrowings by the Fund under the lines of credit were as follows:
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2026
Dimensional Emerging Markets Value Fund	4.47%	$10,683,183	6	$7,943	$11,281,500	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that the Fund's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
For the six months ended April 30, 2026, activity by the Fund under the interfund lending program was as follows:
	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2026
Dimensional Emerging Markets Value Fund	Borrower	4.29%	$69,356,771	7	$57,912	$86,132,600	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026 that the Fund utilized the interfund lending program.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2026, if any, were executed by the Fund pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2026, cross trades by the Fund under Rule 17a-7 were as follows:
Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$211,091	$1,342,755	$(714,293)
J. Securities Lending:
As of April 30, 2026, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows:
Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$1,279,692,641

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Trust's Co-Chief Executive Officers and the Chief Financial Officer act as the Fund's chief operating decision maker ("CODM"). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. The Fund’s long-term strategic asset allocation is executed by its fund management team and guided by the Fund’s investment objective and principal investment strategies, as described in the Fund’s registration statement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
M. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
N. Other:
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund's financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. ReFlow Redemption Service:
The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Fund and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Fund’ registration statement. If the Fund is part of a “master-feeder” structure, then the “feeder” portfolio does not generally buy individual securities directly. Instead, the feeder portfolio invests in a corresponding “master” portfolio, such as the Fund, that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the Fund’ financial statements. Purchases and redemptions of the feeder portfolio’s shares by ReFlow under the program are not considered excessive short-term trading under the Fund’ Policy Regarding Excessive Short-Term Trading.
The Series did not use the ReFlow liquidity program during the six-months ended April 30, 2026.
P. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements.  For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor.  (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on October 24, 2025, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund. After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA-043026-001SMI

The DFA Investment Trust Company
Semi-Annual Financial Statements & Other Information
Six Months Ended: April 30, 2026 (Unaudited)
The DFA Short Term Investment Fund

THE DFA INVESTMENT TRUST COMPANY
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)

Page
Item 7 — Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 — Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19
Item 9 — Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . 20
Item 10 — Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21
Item 11 — Statement Regarding Basis for Approval of Investment Management Agreement . . . . . . . . . . 22
i

2
The DFA Short Term Investment Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Rate Maturity Face Amount $ Fair Value $
COMMERCIAL PAPER - ( 55.2% )
(y)++Alberta Province 3.63% 05/04/26 72,500,000 72,470,790
(y)++Alberta Province 3.64% 05/11/26 150,000,000 149,833,305
(y)++Alberta Province 3.67% 05/26/26 137,600,000 137,235,979
(y)++Alberta Province 3.68% 05/28/26 74,500,000 74,287,548
(y)++Alberta Province 3.68% 06/01/26 167,000,000 166,455,112
(y)++Archer-Daniels-Midland 3.67% 05/05/26 34,000,000 33,982,684
(y)++Archer-Daniels-Midland 3.67% 05/06/26 85,000,000 84,948,031
(y)++Archer-Daniels-Midland 3.68% 05/12/26 75,000,000 74,908,035
(y)++Archer-Daniels-Midland 3.69% 05/13/26 100,000,000 99,867,100
(y)++Archer-Daniels-Midland 3.70% 05/19/26 33,612,000 33,546,524
(y)++Archer-Daniels-Midland 3.70% 05/20/26 44,400,000 44,308,918
(y)++Archer-Daniels-Midland 3.73% 06/05/26 75,000,000 74,721,300
(r)++Australia & New Zealand Banking Group, Ltd. 3.88% (SOFR + 25 bps) 07/20/26 100,000,000 100,032,200
(r)++Australia & New Zealand Banking Group, Ltd. 3.90% (SOFR + 27 bps) 02/04/27 200,000,000 199,917,740
(r)++Australia & New Zealand Banking Group, Ltd. 3.90% (SOFR + 27 bps) 02/05/27 100,000,000 99,958,480
(r)Bank of Montreal 3.93% (SOFR + 30 bps) 03/02/27 150,000,000 149,891,430
(y)BNP Paribas SA 3.66% 05/05/26 150,000,000 149,923,845
(y)BNP Paribas SA 3.73% 06/10/26 200,000,000 199,154,760
(y)++ Caisse d'Amortissement de la Dette Sociale 3.80% 06/25/26 200,000,000 198,824,200
(y)++ Caisse des Depots Et Consignations 3.69% 05/07/26 174,650,000 174,524,689
(y)++ Caisse des Depots Et Consignations 3.78% 06/12/26 100,000,000 99,550,010
(y)++ Caisse des Depots Et Consignations 3.79% 06/17/26 45,650,000 45,420,289
(r)++Canadian Imperial Bank of Commerce 4.05% (SOFR + 42 bps) 05/10/27 135,000,000 135,086,724
(y)++Cisco Systems, Inc. 3.67% 05/21/26 167,000,000 166,643,038
(r)++Commonwealth Bank of Australia 3.95% (SOFR + 32 bps) 12/03/26 100,000,000 99,998,490
(r)++Commonwealth Bank of Australia 3.90% (SOFR + 27 bps) 02/08/27 100,000,000 99,934,150
(r)++Commonwealth Bank of Australia 4.01% (SOFR + 38 bps) 03/26/27 200,000,000 200,016,220
(y)Credit Agricole Corporate and Investment Bank 3.68% 06/24/26 200,000,000 198,880,360
(y)Credit Agricole Corporate and Investment Bank 3.69% 06/29/26 100,000,000 99,388,780
(y)++Danske Bank A/S 3.79% 05/26/26 65,000,000 64,822,569
(y)++DBS Bank, Ltd. 3.69% 05/06/26 23,750,000 23,735,406
(y)++DNB Bank ASA 3.68% 06/29/26 200,000,000 198,780,860
(y)++Emerson Electric Co. 3.65% 05/12/26 37,500,000 37,454,392
(y)++Equinor ASA 3.72% 05/04/26 258,000,000 257,893,317
(y)++Equinor ASA 3.79% 06/16/26 100,000,000 99,507,460
(y)++Hydro-Quebec 3.63% 05/08/26 100,000,000 99,919,290
(y)++Hydro-Quebec 3.70% 05/29/26 200,000,000 199,405,960
(y)++John Deere Financial, Inc. 3.80% 06/04/26 38,650,000 38,507,899
(y)++John Deere Financial, Inc. 3.81% 06/22/26 58,845,000 58,516,863
(y)++John Deere Financial, Inc. 3.81% 06/25/26 64,000,000 63,622,816
(y)++John Deere Financial, Inc. 3.81% 07/09/26 45,450,000 45,115,352
(y)++John Deere Financial, Inc. 3.82% 07/13/26 75,000,000 74,416,425
(y)++Kimberly Clark Worldwide 3.70% 05/05/26 92,600,000 92,552,487
(r)Lloyds Bank PLC 3.87% (SOFR + 23 bps) 05/01/26 100,000,000 100,000,380
(r)Lloyds Bank PLC 3.91% (SOFR + 27 bps) 06/05/26 100,000,000 100,015,300
(r)Lloyds Bank PLC 3.91% (SOFR + 28 bps) 09/23/26 100,000,000 99,988,460
(y)++LVMH Moet Hennessy Louis Vuitton SE 3.71% 07/09/26 17,350,000 17,225,850
(y)++Mizuho Bank, Ltd. 3.77% 07/01/26 100,000,000 99,355,390
(y)MUFG Bank, Ltd. 3.78% 06/24/26 200,000,000 198,850,700
(r)++National Australia Bank, Ltd. 3.96% (SOFR + 33 bps) 05/06/26 175,000,000 175,007,052
(r)++National Australia Bank, Ltd. 3.94% (SOFR + 31 bps) 07/23/26 100,000,000 100,043,030
(r)++National Australia Bank, Ltd. 3.91% (SOFR + 28 bps) 01/15/27 150,000,000 149,928,555
(y)++National Securities Clearing Corp. 3.79% 06/17/26 82,640,000 82,224,156
(y)++National Securities Clearing Corp. 3.84% 07/09/26 42,000,000 41,688,402

3
The DFA Short Term Investment Fund
continued
Rate Maturity Face Amount $ Fair Value $
COMMERCIAL PAPER - (55.2%) (Continued)
(y)++Nestle Finance International, Ltd. 3.63% 05/05/26 14,700,000 14,692,594
(y)++Nestle Finance International, Ltd. 3.63% 05/06/26 153,000,000 152,907,466
(y)++Nestle Finance International, Ltd. 3.69% 06/01/26 167,000,000 166,454,511
(y)++Nordea Bank Abp 3.81% 06/22/26 50,000,000 49,721,190
(r)++Nordea Bank Abp 3.92% (SOFR + 29 bps) 09/16/26 100,000,000 100,031,250
(y)++Novartis Finance Corp. 3.69% 05/12/26 53,000,000 52,934,964
(y) Oesterreichische Kontrollbank 3.69% 05/06/26 44,140,000 44,112,876
(y)++ Omers Finance Trust 3.85% 06/25/26 50,000,000 49,702,525
(y)++Province of Alberta Canada 3.69% 06/17/26 75,000,000 74,632,402
(y)Province of Ontario Canada 3.63% 05/06/26 125,000,000 124,924,400
(y)Province of Ontario Canada 3.63% 05/07/26 125,000,000 124,911,775
(y)++PSP Capital, Inc. 3.72% 05/19/26 129,239,000 128,985,627
(r)++Royal Bank of Canada 4.00% (SOFR + 37 bps) 05/06/26 100,000,000 100,003,780
(r)++Royal Bank of Canada 3.98% (SOFR + 35 bps) 05/08/26 125,000,000 125,005,762
(r)++Royal Bank of Canada 3.98% (SOFR + 35 bps) 11/12/26 50,000,000 50,003,355
(r)++Royal Bank of Canada 3.98% (SOFR + 35 bps) 11/19/26 100,000,000 100,005,200
(y)++Sanofi Aventis 3.67% 05/19/26 100,000,000 99,806,790
(y)++Sanofi Aventis 3.70% 06/16/26 31,175,000 31,025,045
(y)++Sanofi Aventis 3.70% 06/25/26 184,500,000 183,443,461
(y)++Sanofi Aventis 3.70% 07/08/26 42,000,000 41,704,001
(y)++Sanofi-Aventis 3.70% 06/17/26 150,200,000 149,462,218
(y)++Siemens Capital Co. LLC 3.60% 05/08/26 150,000,000 149,879,940
(r)++ Skandinav Enskilda BK 3.90% (SOFR + 27 bps) 02/17/27 200,000,000 199,873,340
(r)++ Skandinav Enskilda BK 4.00% (SOFR + 37 bps) 04/09/27 150,000,000 149,986,260
(r)++ Skandinaviska Enskilda Banken AB 3.94% (SOFR + 31 bps) 06/17/26 225,000,000 225,057,375
(r)++ Skandinaviska Enskilda Banken AB 3.94% (SOFR + 31 bps) 09/23/26 100,000,000 100,028,290
(y)++ Societe Generale North America 3.66% 05/04/26 65,000,000 64,973,545
(y)++ Societe Generale North America 3.66% 05/07/26 46,800,000 46,766,716
(y)++ Societe Generale North America 3.72% 05/18/26 100,000,000 99,814,480
(y)++ Societe Generale North America 3.80% 06/12/26 50,000,000 49,773,985
(r)++Sumitomo Mitsui Banking Corp. 3.89% (SOFR + 26 bps) 06/03/26 150,000,000 150,023,145
(y)++Sumitomo Trust Bank 3.84% 07/07/26 12,980,000 12,886,502
(y)++Sumitomo Trust Bank 3.84% 07/08/26 9,000,000 8,934,179
(y)++Sumitomo Trust Bank 3.88% 07/22/26 74,380,000 73,720,331
(r)++Svenska Handelsbanken AB 3.94% (SOFR + 31 bps) 08/06/26 100,000,000 100,047,060
(r)++Svenska Handelsbanken AB 3.91% (SOFR + 27 bps) 02/24/27 150,000,000 149,890,065
(y)++Swedbank AB 3.63% 05/05/26 80,000,000 79,959,656
(y)++Swedbank AB 3.83% 07/10/26 200,000,000 198,499,220
(r)++Swedbank AB 3.90% (SOFR + 27 bps) 02/11/27 200,000,000 199,975,340
(r)++Swedbank AB 3.91% (SOFR + 27 bps) 02/12/27 118,000,000 117,985,085
(y)Swedish Export Credit Corp. 3.73% 06/01/26 50,000,000 49,834,550
(y)++TotalEnergies Capital SA 3.72% 05/01/26 150,000,000 149,984,520
(y)++TotalEnergies Capital SA 3.74% 05/07/26 25,000,000 24,981,820
(y)++TotalEnergies Capital SA 3.79% 06/01/26 13,000,000 12,956,405
(y)++TotalEnergies Capital SA 3.82% 06/18/26 100,000,000 99,483,410
(y)++TotalEnergies Capital SA 3.84% 06/30/26 100,000,000 99,354,360
(y)Toyota Motor Credit Corp. 3.77% 05/29/26 50,000,000 49,848,660
(r)++United Overseas Bank, Ltd. 3.88% (SOFR + 24 bps) 06/05/26 150,000,000 150,022,245
(y)++United Overseas Bank, Ltd. 3.83% 07/08/26 200,000,000 198,542,180
(y)++United Overseas Bank, Ltd. 3.84% 07/15/26 25,000,000 24,799,163
(y)++Wal-Mart Stores, Inc. 3.66% 05/05/26 200,000,000 199,898,420
(y)++Walmart, Inc. 3.66% 05/06/26 100,000,000 99,939,020
(y)++Walmart, Inc. 3.66% 05/07/26 268,329,000 268,138,030
(y)++Walmart, Inc. 3.67% 05/08/26 16,000,000 15,986,971
(y)++Walmart, Inc. 3.70% 06/12/26 75,000,000 74,669,588
(r)++Westpac Banking Corp. 3.96% (SOFR + 33 bps) 05/01/26 200,000,000 200,001,380
(r)++Westpac Banking Corp. 3.90% (SOFR + 27 bps) 02/19/27 100,000,000 99,929,170
(r)++Westpac Banking Corp. 3.90% (SOFR + 27 bps) 02/22/27 100,000,000 99,943,475

4
The DFA Short Term Investment Fund
continued
Rate Maturity Face Amount $ Fair Value $
COMMERCIAL PAPER - (55.2%) (Continued)
(r)++Westpac Banking Corp. 3.90% (SOFR + 27 bps) 02/23/27 100,000,000 99,927,200
TOTAL COMMERCIAL PAPER (Cost $12,144,039,302) 12,169,140,000 12,143,075,375
YANKEE CERTIFICATES OF DEPOSIT - ( 19.5% )
(r)Bank of Montreal Chicago 3.96% (SOFR + 33 bps) 09/03/26 100,000,000 100,045,250
(r)Bank of Montreal Chicago 3.96% (SOFR + 33 bps) 11/12/26 150,000,000 149,994,090
(r)Bank of Montreal Chicago 3.93% (SOFR + 30 bps) 03/03/27 200,000,000 199,853,520
(r)Bank of Nova Scotia 3.98% (SOFR + 35 bps) 07/17/26 100,000,000 100,046,260
(r)Bank of Nova Scotia 3.98% (SOFR + 35 bps) 12/11/26 150,000,000 150,010,020
(r)Bank of Nova Scotia 3.95% (SOFR + 32 bps) 02/19/27 75,000,000 74,969,918
(r)Bank of Nova Scotia 3.93% (SOFR + 30 bps) 03/22/27 200,000,000 199,840,000
(r)Bank of Nova Scotia 4.01% (SOFR + 38 bps) 05/20/27 100,000,000 99,965,110
(r)Canadian Imperial Bank of Commerce 4.01% (SOFR + 38 bps) 06/08/26 80,000,000 80,025,072
(r)Canadian Imperial Bank of Commerce 3.98% (SOFR + 35 bps) 02/05/27 75,000,000 75,024,285
(r)Canadian Imperial Bank of Commerce 3.93% (SOFR + 30 bps) 03/11/27 200,000,000 199,947,980
(r) Cooperatieve Rabobank UA 3.92% (SOFR + 29 bps) 09/16/26 100,000,000 100,030,870
(r) Cooperatieve Rabobank UA 3.95% (SOFR + 32 bps) 11/25/26 50,000,000 50,003,010
(r) Cooperatieve Rabobank UA 3.90% (SOFR + 27 bps) 01/22/27 100,000,000 99,950,220
(r) Cooperatieve Rabobank UA 3.90% (SOFR + 27 bps) 01/22/27 100,000,000 99,950,220
(r) Cooperatieve Rabobank UA 3.93% (SOFR + 30 bps) 04/05/27 100,000,000 99,948,300
(r)Mizuho Bank, Ltd. 3.82% (SOFR + 19 bps) 08/07/26 125,000,000 124,993,125
(r)Mizuho Bank, Ltd. 3.82% (SOFR + 19 bps) 08/12/26 150,000,000 149,984,130
(r)Mizuho Corporate Bank, Ltd. 3.93% (SOFR + 30 bps) 10/09/26 100,000,000 100,008,840
(r)MUFG Bank, Ltd. 3.90% (SOFR + 27 bps) 05/21/26 150,000,000 150,016,095
(r)MUFG Bank, Ltd. 3.90% (SOFR + 27 bps) 05/26/26 90,000,000 90,011,709
(r)Nordea Bank Abp 3.95% (SOFR + 32 bps) 05/14/26 100,000,000 100,009,470
(r)Nordea Bank Abp 3.97% (SOFR + 34 bps) 01/04/27 200,000,000 200,063,460
(r)Nordea Bank Abp 3.98% (SOFR + 35 bps) 01/15/27 50,000,000 50,018,730
(r)Nordea Bank Abp 3.99% (SOFR + 36 bps) 01/19/27 80,000,000 80,035,608
(r)Royal Bank of Canada 3.93% (SOFR + 30 bps) 01/21/27 100,000,000 99,956,840
(r)Sumitomo Mitsui Banking Corp. 3.84% (SOFR + 21 bps) 07/23/26 50,000,000 50,009,885
(r)Sumitomo Mitsui Trust 3.84% (SOFR + 21 bps) 05/15/26 150,000,000 150,007,785
(r)Sumitomo Mitsui Trust 3.82% (SOFR + 19 bps) 08/28/26 200,000,000 200,013,280
(r)Svenska Handelsbanken 3.92% (SOFR + 29 bps) 01/20/27 30,000,000 29,989,518
(r)Svenska Handelsbanken 3.90% (SOFR + 27 bps) 02/10/27 90,000,000 89,943,525
(r)Svenska Handelsbanken 3.90% (SOFR + 27 bps) 02/18/27 100,000,000 99,931,340
(r)Svenska Handelsbanken 3.90% (SOFR + 27 bps) 02/19/27 80,000,000 79,944,464
(r)Toronto Dominion Bank 3.98% (SOFR + 35 bps) 05/14/26 100,000,000 100,008,040
(r)Toronto Dominion Bank 4.05% (SOFR + 42 bps) 04/23/27 200,000,000 200,131,508
(r)Toronto Dominion Bank 4.07% (SOFR + 44 bps) 05/07/27 175,000,000 175,112,140
(r)Westpac Banking Corp. 3.99% (SOFR + 36 bps) 04/09/27 75,800,000 75,789,873
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $4,275,834,942) 4,275,800,000 4,275,583,490
U.S. GOVERNMENT AGENCY MORTGAGES - ( 3.7% )
(y)Federal Home Loan Bank 3.60% 05/15/26 113,700,000 113,529,924
(y)Federal Home Loan Bank 3.60% 05/28/26 150,000,000 149,581,167
(y)Federal Home Loan Bank 3.61% 06/02/26 226,000,000 225,254,200
(y)Federal Home Loan Bank 3.62% 06/11/26 125,000,000 124,475,000
(y)Federal Home Loan Bank 3.62% 06/16/26 200,000,000 199,060,000
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $811,964,406) 814,700,000 811,900,291
REPURCHASE AGREEMENTS - ( 9.6% )
Bank of America Corp. (Purchased on 4/30/26, proceeds
at maturity $100,010,111, collateralized by U.S.
Treasury Obligation, 4.25%, 2/15/28, market value of
$102,000,039) 3.64% 05/01/26 100,000,000 100,000,000
Barclays (Purchased on 4/30/26, proceeds at maturity
$500,050,556, collateralized by U.S. Treasury
Obligations, 0.00% - 4.13%, 10/22/26 - 10/31/32,
market value of $510,000,001) 3.64% 05/01/26 500,000,000 500,000,000

5
The DFA Short Term Investment Fund
continued
Rate Maturity Face Amount $ Fair Value $
REPURCHASE AGREEMENTS - (9.6%) (Continued)
Goldman Sachs Co. (Purchased on 4/30/26, proceeds
at maturity $450,045,125, collateralized by U.S.
Government Agency Obligations, 0.00% - 7.00%,
6/5/26 - 5/15/68, market value of $459,000,001) 3.61% 05/01/26 450,000,000 450,000,000
JPMorgan Securities (Purchased on 4/30/26, proceeds
at maturity $350,035,389, collateralized by U.S.
Government Agency Obligations, 2.00% - 8.00%,
12/15/30 - 12/20/63, market value of $357,000,000) 3.64% 05/01/26 350,000,000 350,000,000
Mizuho Securities USA, Inc. (Purchased on 4/30/26,
proceeds at maturity $250,025,278, collateralized by
U.S. Treasury Obligation, 3.38%, 12/31/27, market
value of $255,000,005) 3.64% 05/01/26 250,000,000 250,000,000
Royal Bank of Canada (Purchased on 4/30/26, proceeds at
maturity $100,010,111, collateralized by U.S. Treasury
Obligations, 0.13% - 4.50%, 7/31/27 - 7/15/35, market
value of $102,000,076) 3.64% 05/01/26 100,000,000 100,000,000
Toronto-Dominion Bank (Purchased on 4/30/26, proceeds
at maturity $350,035,389, collateralized by U.S.
Treasury Obligations, 0.00% - 6.13%, 5/7/26 - 2/15/36,
market value of $357,000,001) 3.64% 05/01/26 350,000,000 350,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,100,000,000) 2,100,000,000 2,100,000,000
U.S. TREASURY OBLIGATIONS - ( 12.0% )
(y)U.S. Treasury Bill 3.09% 05/07/26 100,000,000 99,940,039
(y)U.S. Treasury Bill 3.33% 05/14/26 400,000,000 399,482,528
(y)U.S. Treasury Bill 3.41% 05/19/26 200,000,000 199,640,924
(y)U.S. Treasury Bill 3.46% 05/26/26 150,000,000 149,626,563
(y)U.S. Treasury Bill 3.55% 06/18/26 150,000,000 149,278,375
(y)U.S. Treasury Bill 3.59% 06/23/26 250,000,000 248,662,578
(y)U.S. Treasury Bill 3.58% 06/25/26 250,000,000 248,614,115
(y)U.S. Treasury Bill 3.57% 07/16/26 250,000,000 248,107,125
(y)U.S. Treasury Bill 3.57% 07/21/26 350,000,000 347,179,767
(r)U.S. Treasury Note 3.85% (USBMMY3M + 21 bps) 10/31/26 400,000,000 400,312,424
(r)U.S. Treasury Note 3.80% (USBMMY3M + 16 bps) 04/30/27 150,000,000 150,162,876
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,640,989,288) 2,650,000,000 2,641,007,314
TOTAL INVESTMENTS (Cost $21,972,827,938) - 100.0% $21,971,566,470
++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $10,453,349,099 which represented 45.0% of the net assets of the Fund.
(r) The adjustable/variable rate shown is effective as of April 30, 2026.
(y) The rate shown is the effective yield.
SOFR Secured Overnight Financing Rate
USBMMY3M                                         U.S. Treasury 3 Month Bill Money Market Yield

6
The DFA Short Term Investment Fund
continued
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Commercial Paper ................ $ — $ 12,143,075,375 $ — $ 12,143,075,375
Yankee Certificate s of Deposit ....... — 4,275,583,490 — 4,275,583,490
Government Agency Mortgages ...... — 811,900,291 — 811,900,291
Repurchase Agreements ........... — 2,100,000,000 — 2,100,000,000
U.S. Treasury Obligations .......... — 2,641,007,314 — 2,641,007,314
Total Investments .................
$— $21,971,566,470 $— $21,971,566,470
See accompanying Notes to Financial Statements.

7
THE DFA SHORT TERM INVESTMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Assets:
Investments Securities at Value ............................................................................................... $ 19,871,566,470
Repurchase Agreements at Value ............................................................................................ 2,100,000,000
Total Investments ........................................................................................................ 21,971,566,470
Cash ............................................................................................................................ 1,321,557,409
Receivables:
Interest ...................................................................................................................... 34,590,069
Total Assets .............................................................................................................. 23,327,713,948
Liabilities:
Payables:
Distributions ................................................................................................................. 73,703,959
Accrued Expenses and Other Liabilities:
Investment Management Fees ............................................................................................. 975,286
Administration Fees ......................................................................................................... 86,971
CCO Fees ................................................................................................................... 1,981
Professional Fees ........................................................................................................... 64,532
Transfer Agent Fees ........................................................................................................ 5,638
Trustee Fees ................................................................................................................ 524,965
Other Expenses ............................................................................................................. 43,602
Total Liabilities ............................................................................................................ 75,406,934
Net Assets ..................................................................................................................... $ 23,252,307,014
Shares of Beneficial Interest (Unlimited Number of Shares Authorized, No Par Value) .................................... 2,010,490,448
Net Asset Value (Offering and Redemption Price Per Share) ............................................................... $ 11.5655(a)
Investment Securities at Cost ................................................................................................. $ 21,972,827,938
Net Assets Consist of:
Paid-in Capital ................................................................................................................. $ 23,260,919,361
Total Distributable Earnings (Loss) ........................................................................................... (8,612,347)
Net Assets ..................................................................................................................... $ 23,252,307,014
(a) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

8
THE DFA SHORT TERM INVESTMENT FUND
Statement of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Investment Income:
Interest .......................................................................................................................... $ 396,136,490
Total Investment Income ..................................................................................................... 396,136,490
Expenses:
Investment Management Fees ................................................................................................. 5,087,907
Administration Fees ............................................................................................................. 595,285
CCO Fees ....................................................................................................................... 2,776
Professional Fees ............................................................................................................... 77,070
Transfer Agent Fees ............................................................................................................ 41,597
Trustee Fees .................................................................................................................... 50,358
Shareholders’ Reports .......................................................................................................... 14,337
Other Expenses ................................................................................................................. 112,616
Total Expenses ............................................................................................................... 5,981,946
Net Investment Income ........................................................................................................ 390,154,544
Realized and Unrealized Gains (Losses) from Investments
Net Realized Gain (Loss) from Investment Transactions ...................................................................... 31,984
Net Change in Unrealized Appreciation (Depreciation) on Investments ...................................................... (3,280,208)
Net Realized and Unrealized Gain (Loss) from Investments .................................................................. (3,248,224)
Change in Net Assets Resulting from Operations ............................................................................ $ 386,906,320

9
THE DFA SHORT TERM INVESTMENT FUND
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income .......................................................................... $ 390,154,544 $ 775,904,698
Net Realized Gain (Loss) from Investment Transactions ....................................... 31,984 77,312
Net Change in Unrealized Appreciation (Depreciation) on Investments ....................... (3,280,208) 1,817,186
Change in Net Assets Resulting from Operations ........................................... 386,906,320 777,799,196
Distributions:
Total Distributions ................................................................................ (390,154,538) (775,904,631)
Change in Net Assets Resulting from Distributions .......................................... (390,154,538) (775,904,631)
Capital Shares Transactions:
Shares Issued .................................................................................... 61,245,325,492 107,182,437,826
Dividends Reinvested ............................................................................ 54 9,485
Cost of Shares Redeemed ...................................................................... (55,846,779,246) (103,760,865,792)
Change in Net Assets Resulting from Capital Share Transactions .......................... 5,398,546,300 3,421,581,519
Change in Net Assets ......................................................................... 5,395,298,082 3,423,476,084
Net Assets:
Beginning of Period .............................................................................. 17,857,008,932 14,433,532,848
End of Period ..................................................................................... $ 23,252,307,014 $ 17,857,008,932
Shares Transactions:
Issued ............................................................................................ 5,295,117,656 9,266,573,075
Reinvested ....................................................................................... 5 820
Redeemed ........................................................................................ (4,828,395,486) (8,970,719,553)
Change in Shares ............................................................................. 466,722,175 295,854,342

THE DFA SHORT TERM INVESTMENT FUND
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
10
See accompanying Notes to Financial Statements.
Six months
ended
April 30,
2026
Year ended
October 31,
2025
Year ended
October 31,
2024
Year ended
October 31,
2023
Year ended
October 31,
2022
Year ended
October 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period . $11.5672 $11.5661 $11.5670 $11.5614 $11.5695 $11.5711
Income from Investment Operations:
Net Investment Income ........ 0.2207 0.5140 0.6237 0.5713 0.1229 0.0074
Net Gains (Losses) on Investments
(Realized and Unrealized) .. (0.0018) 0.0010 (0.0010) 0.0058 (0.0077) (0.0017)
Total from Investment
Operations .......... 0.2189 0.5150 0.6227 0.5771 0.1152 0.0057
Less Distributions:
Net Investment Income ........ (0.2206) (0.5139) (0.6236) (0.5715) (0.1233) (0.0073)
Total Distributions ........ (0.2206) (0.5139) (0.6236) (0.5715) (0.1233) (0.0073)
Net Asset Value, End of Period ...... $11.5655 $11.5672 $11.5661 $11.5670 $11.5614 $11.5695
Total Return .................... 1.90%(a) 4.54% 5.52% 5.11% 0.99% 0.05%
Net Assets, End of Period (thousands) $23,252,307 $17,857,009 $14,433,533 $12,392,679 $16,607,155 $12,003,157
Ratio of Gross Expenses to Average Net
Assets ........................ 0.06% 0.06% 0.06% 0.06% 0.06% 0.06%
Ratio of Net Expenses to Average Net
Assets ........................ 0.06% 0.06% 0.06% 0.06%(b) 0.05%(b) 0.06%(b)
Ratio of Net Investment Income to
Average Net Assets .............. 3.83% 4.43% 5.39% 4.93% 1.10% 0.06%
Portfolio Turnover Rate ........... 94% 18% 7%(c) N/A N/A N/A
(a) Not annualized
(b) Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.
(c) Rate is for the period August 1, 2024 to October 31, 2024 and is not annualized; see Note A regarding the Fund’s change from a money market fund.
See accompanying Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements
(Unaudited)
11
A. Organization
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten series, one of which, The DFA
Short Term Investment Fund (the “Fund”), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies.”
Prior to August 1, 2024, the Fund operated as a money market fund in accordance with Rule 2a-7 under the
1940 Act.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.
1.
Security Valuation
The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

12
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Debt securities held by the Fund are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received.
3.
Deferred Compensation Plan
Each eligible trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan effective January 1,
2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred

13
amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Fund, and advised by the Advisor: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio;
U.S. Large Company Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value
Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio;
DFA Inflation-Protected Securities Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustee Fees.
Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum;
annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
At April 30, 2026, the Fund’s total liability of $510,746 for deferred compensation to Trustees is included in the “Trustee Fees” (a line item which also includes Trustee fees/expenses) on the Statement of Assets and Liabilities.
4.
Other
Discount and premium on debt securities purchased are amortized using the effective interest method. The
Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by the Advisor, on its behalf. Expenses directly attributable to the Fund are charged directly. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the
Trust on the basis of their relative net assets.
C. Federal Income Taxes
The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/
tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2025 attributable to distribution redesignations.
The tax character of distributions paid to shareholders during the years ended October 31, 2024 and October
31, 2025 were as follows:
Distributions Paid From
Net Investment
Income
Long-Term
Capital
Gains
Total
Distributions
Paid
The DFA Short Term Investment Fund
2024 ....................................... $ 790,639,350 $— $ 790,639,350
2025 ....................................... 775,904,631 — 775,904,631

14
As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
* Does not include $615,147 of deferred compensation adjustments.
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, the fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of
October 31, 2025, the Fund had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
During the year ended October 31, 2025, the Fund used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
As of April 30, 2026, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:
In accordance with GAAP, the Fund recognizes the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
D. Financial Instruments
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest.
A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty.
These risks include possible delay or restrictions upon the Fund’s ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.
Repurchase agreements permit the Fund, under certain circumstances including an event of default (such as
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Dividends
Payable
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
Total Net
Distributable
Earnings
(Accumulated
Losses)
The DFA Short Term
Investment Fund ... $ 64 , 958 , 545 $(65,102,656) $
—
$ ( 6 , 623 , 611 ) $ 2 , 018 , 740 $ (4,748,982) *
Total
The DFA Short Term Investment Fund ................................................. $ 6,623,611
Total
The DFA Short Term Investment Fund ...................................................................... $ 77,312
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
The DFA Short Term Investment Fund .
$ 21,972,827,938 $ 1,156,976 $ (2,418,444) $ (1,261,468)

15
bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreements with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreements counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the repurchase agreements counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.
E. Related Party Transactions
1.
Investment Advisory Fees
Pursuant to an investment management agreement with the Trust with respect to the Fund (the “Investment
Management Agreement”), the Advisor manages the investment and reinvestment of the Fund’s assets. The Advisor has served as the Fund’s investment advisor since the Fund’s commencement of operations. Pursuant to the terms of the investment management agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.
2.
Administration, Accounting, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Fund’s Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency
Services Agreement with the Trust.
3.
Transfer Agent
Effective July 19, 2025, SS&C GIobal Investor and Distribution Services replaced FIS Investor Services LLC
(“FIS”), a wholly-owned subsidiary of Fidelity National Information Services, as the Fund’s transfer and dividend disbursing agent. Prior to that date, FIS provided transfer agency and dividend disbursing services to the Fund.
4.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust.
For the six months ended April 30, 2026, the total amount paid by the Trust to the CCO was $26,162.
F. Interest Rate and Credit Risks
The Fund invests primarily in instruments maturing in 397 calendar days or less. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. Changes in monetary policy made by central banks and/or their governments may affect interest rates.
The Fund is subject to the risk that the Advisor’s security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other ultrashort term bond funds, particularly those that take greater maturity and credit risks.

16
G. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended April 30, 2026 were as follows:
H. Line of Credit and Interfund Lending Program
The Fund, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through
December 25, 2025. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. The Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2026.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations.
Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
For the six months ended April 30, 2026, activity by the Fund under the interfund lending program was as follows:
* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that the Fund’s interfund lending program was used.
I. Segment Reporting
In accordance with, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting
(Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Trust’s Co-Chief Executive
Officers and the Chief Financial Officer act as the Funds’ chief operating decision maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. The
Fund’s long-term strategic asset allocation is executed by its portfolio management team and guided by the Fund’s investment objective and principal investment strategies, as described in the Fund’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
The DFA Short Term Investment Fund ............... $ — $ — $ 135,000,000 $100,000,000
Weighted
Average Loan
Balance
Number of
Days
Outstanding *
Weighted
Average
Annualized
Interest Rate
Interest
Income
The DFA Short Term Investment Fund ............... $40,545,763 8 4.24% $38,277

17
J. Recent Accounting Pronouncement
On December 14, 2023, FASB issued Accounting Standards Update (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund’s financial statements.
K. Other
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
As of April 30, 2026, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Fund’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.
L. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Number of
Shareholders
Approximate
Percentage of
Outstanding Shares
Approximate
Percentage of
Outstanding
Shares Held by
Advisor and/or
Affiliates
The DFA Short Term Investment Fund ... 4 28% 28%

19
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT
INVESTMENT COMPANIES
Not applicable

20
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

21
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Trustees section of the Notes to Financial Statements above.

22
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Board of Trustees of The DFA
Investment Trust Company (the “Board”) considered the continuation of the investment management agreement
(the “Management Agreement”) for the portfolio (the “Fund”).
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. At a Board meeting held on October 24, 2025, the
Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial
Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent
Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge
Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each
Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the
Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund;
(iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of the Fund, the Board analyzed the Broadridge Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance.
The Board noted that the Advisor reported that the Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that after considering the Fund’s investment strategies and the expectations of its shareholder base, the performance of the
Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the
Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the
Broadridge Reports. The Board concluded that the effective management fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board

23
considered the profitability to the Advisor of managing and servicing the Fund and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

DFA-043026-S-DSTIF

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 16.	CONTROLS AND PROCEDURES.
(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
(a)	Not applicable.
(b)	Not applicable.
ITEM 19.	EXHIBITS.
(a)(1)	This item is not applicable.
(a)(2)	This item is not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)(4)	This item is not applicable.
(a)(5)	This item is not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	July 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Co-Chief Investment Officer

Date:	July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
The DFA Investment Trust Company

Date:	July 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
The DFA Investment Trust Company

Date:	July 7, 2026

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
The DFA Investment Trust Company

Date:	July 7, 2026